Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 137.6%
MUTUAL FUNDS (a) 136.6%
PIMCO All Asset: Multi-Real Fund	7,677,810	$66,950
PIMCO All Authority: Multi-RAE PLUS Fund	20,433,586	187,785
PIMCO CommodityRealReturn Strategy Fund®	879,600	11,567
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4,430,638	31,325
PIMCO Emerging Markets Local Currency and Bond Fund	7,887,474	44,012
PIMCO Extended Duration Fund	1,458,522	18,552
PIMCO High Yield Fund	7,018,807	56,291
PIMCO High Yield Spectrum Fund	1,402,138	12,886
PIMCO Income Fund	1,220,236	12,837
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,542,646	94,758
PIMCO Investment Grade Credit Bond Fund	761,935	6,774
PIMCO Long Duration Total Return Fund	2,926,671	20,428
PIMCO Long-Term Credit Bond Fund	10,495	91
PIMCO Long-Term Real Return Fund	2,050,978	23,771
PIMCO Long-Term U.S. Government Fund	1,993,825	27,275
PIMCO Low Duration Credit Fund	1,226,672	11,212
PIMCO Low Duration Fund	32,668,900	302,187
PIMCO RAE Emerging Markets Fund	3,784,690	38,263
PIMCO RAE Fundamental Advantage PLUS Fund	5,812,125	44,346
PIMCO RAE International Fund	1,849,478	13,594
PIMCO RAE PLUS EMG Fund	1,341,931	9,152
PIMCO RAE PLUS International Fund	1,607,137	11,089
PIMCO RAE Worldwide Long/Short PLUS Fund	6,060,085	45,451
PIMCO Real Return Fund	3,475,832	34,654
PIMCO RealEstateRealReturn Strategy Fund	2,922,131	76,677
PIMCO Total Return Fund	22,940,073	194,532
PIMCO TRENDS Managed Futures Strategy Fund	5,857,183	61,149

Total Mutual Funds (Cost $1,435,432)		1,457,608

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 4.640% (a)(b)	10,659,722	10,660

Total Short-Term Instruments (Cost $10,660)		10,660

Total Investments in Affiliates (Cost $1,446,092)		1,468,268

Total Investments 137.6% (Cost $1,446,092)		$1,468,268
Other Assets and Liabilities, net (37.6)%		(401,406)

Net Assets 100.0%		$1,066,862

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Affiliates, at Value

Mutual Funds	$1,457,608	$0	$0	$1,457,608
Short-Term Instruments
Mutual Funds	10,660	0	0	10,660

Total Investments	$1,468,268	$0	$0	$1,468,268

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO All Asset Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.4%
PIMCO All Asset: Multi-RAE PLUS Fund	214,167,320	$2,163,090
PIMCO All Asset: Multi-Real Fund	199,427,162	1,739,005
PIMCO Emerging Markets Currency and Short-Term Investments Fund	46,649,164	329,810
PIMCO Emerging Markets Local Currency and Bond Fund	81,815,829	456,532
PIMCO Extended Duration Fund	12,324,374	156,766
PIMCO High Yield Fund	55,957,597	448,780
PIMCO Income Fund	13,631,221	143,400
PIMCO International Bond Fund (U.S. Dollar-Hedged)	56,933,188	565,347
PIMCO Investment Grade Credit Bond Fund	7,892,909	70,168
PIMCO Long Duration Total Return Fund	25,064,015	174,947
PIMCO Long-Term Real Return Fund	8,595,312	99,620
PIMCO Long-Term U.S. Government Fund	17,222,696	235,606
PIMCO Low Duration Fund	140,175,491	1,296,623
PIMCO RAE Emerging Markets Fund	37,427,029	378,387
PIMCO RAE Fundamental Advantage PLUS Fund	50,574,367	385,882
PIMCO RAE International Fund	17,580,086	129,214
PIMCO RAE PLUS EMG Fund	14,218,105	96,967
PIMCO RAE PLUS International Fund	13,093,121	90,343
PIMCO RAE U.S. Fund	10,889,823	143,419
PIMCO RAE U.S. Small Fund	8,741,537	99,654
PIMCO RAE Worldwide Long/Short PLUS Fund	53,117,691	398,383
PIMCO Real Return Fund	15,279,673	152,338
PIMCO RealEstateRealReturn Strategy Fund	5,758,807	151,111
PIMCO Total Return Fund	107,792,468	914,080
PIMCO TRENDS Managed Futures Strategy Fund	42,210,199	440,674

Total Mutual Funds (Cost $11,206,044)		11,260,146

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.640% (a)(b)	67,775,068	67,774

Total Short-Term Instruments (Cost $67,775)		67,774

Total Investments in Affiliates (Cost $11,273,819)		11,327,920

Total Investments 100.0% (Cost $11,273,819)		$11,327,920
Other Assets and Liabilities, net 0.0%		757

Net Assets 100.0%		$11,328,677

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Affiliates, at Value
Mutual Funds	$11,260,146	$0	$0	$11,260,146
Short-Term Instruments
Mutual Funds	67,774	0	0	67,774

Total Investments	$11,327,920	$0	$0	$11,327,920

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
MUNICIPAL BONDS & NOTES 90.7%
ALABAMA 1.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,501
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	800	867
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	700	737

		3,105

CALIFORNIA 81.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (b)	2,000	1,169
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2023 5.000% due 12/01/2032	1,000	1,156
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (a)	1,150	686
0.000% due 08/01/2038 (a)	1,755	990
0.000% due 08/01/2039 (a)	1,750	932
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.070% (MUNIPSA) due 04/01/2056 ~	1,200	1,194
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.600% due 04/01/2055	2,000	2,000
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.700% due 04/01/2059	3,500	3,500
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	2,000	1,987
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,999
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,032
5.250% due 01/01/2054	1,000	1,063
5.250% due 11/01/2054	1,750	1,854
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	2,800	2,988
5.000% due 01/01/2056	1,200	1,309
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,506
4.000% due 03/01/2039	1,500	1,483
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,110	1,122
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,664
4.000% due 06/01/2050	1,000	950
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,061
California Health Facilities Financing Authority Revenue Bonds, Series 2023 5.000% due 08/15/2033	1,500	1,746
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	600	644
California Housing Finance Agency Revenue Bonds, Series 2024
1.600% due 12/01/2027	1,900	1,900
5.970% due 11/01/2053	2,000	2,009
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,521	2,105
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,751
6.000% due 03/01/2053	2,000	2,005
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	1,500	1,724
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,212
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,250	1,209
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,800	1,812
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2029	1,000	1,058
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	1,000	945

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,000	1,024
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2034	300	309
5.000% due 09/01/2054	500	542
California Municipal Finance Authority Special Tax Bonds, Series 2024 5.000% due 09/01/2044	625	653
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	992
California Pollution Control Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2029	1,000	1,033
California Public Finance Authority Revenue Bonds, Series 2022
3.700% due 07/15/2062	3,500	3,500
4.000% due 07/15/2038	1,500	1,549
California School Finance Authority Revenue Bonds, Series 2016 5.000% due 06/01/2026	230	230
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,500	1,465
California State General Obligation Bonds, Series 2023 6.000% due 03/01/2033	1,000	1,067
California State Public Works Board Revenue Bonds, Series 2024 5.000% due 09/01/2031	1,000	1,126
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	940
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2026	1,000	1,022
5.000% due 05/15/2027	1,000	1,023
5.000% due 05/15/2032	500	510
5.250% due 12/01/2056	1,100	1,105
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	1,175	1,247
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (a)	3,475	1,812
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	2,160
Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2032	135	144
5.000% due 09/01/2033	155	166
5.000% due 09/01/2034	100	107
5.000% due 09/01/2035	100	107
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (a)	2,300	1,765
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	994
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,207
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,065	1,015
Irvine Unified School District, California Special Tax Notes, (BAM Insured),Series 2024 5.000% due 09/01/2033	500	577
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,750	1,029
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	1,000	1,005
Long Beach, California Harbor Revenue Bonds, Series 2017 5.000% due 05/15/2027	1,000	1,040
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,131
Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023 3.375% due 01/01/2046	1,000	998
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,500	1,639
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,020
5.000% due 05/15/2041	1,000	1,009
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,586
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	1,965
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 3.500% due 07/01/2035	2,500	2,500
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023 3.600% due 07/01/2048	2,335	2,335
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2024 5.000% due 07/01/2048	2,250	2,491
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,200	1,200
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2031	1,410	1,610
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2038	1,000	1,154
Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,500	1,552
5.000% due 07/01/2035	1,575	1,861
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2044	1,000	1,014

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,022
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	844
Northern California Gas Authority, Revenue Bonds, Series 2007 3.973% (0.67*US0003M + 0.720%) due 07/01/2027 ~	880	880
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	564
Port of Los Angeles, California Revenue Bonds, Series 2024 5.000% due 08/01/2031	1,000	1,082
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	595
5.000% due 09/01/2034	500	554
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	334
5.000% due 09/01/2044	480	503
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,011
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,010
Rowland Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2039 (a)	1,820	831
Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,823
5.000% due 07/01/2041	500	566
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	283
5.000% due 09/01/2031	285	288
5.000% due 09/01/2032	475	479
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	2,953
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	1,500	1,623
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,130	1,219
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,490	2,487
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,643
4.000% due 08/01/2045	1,375	1,382
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	2,000	2,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,106
5.000% due 05/01/2049	1,040	1,063
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2032	1,000	1,087
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,028
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,250	1,352
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,002
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,823
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	360
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	578
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,500	1,503
Silicon Valley Clean Water, California Revenue Bonds, Series 2021 0.500% due 03/01/2026	2,500	2,383
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,845
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	556
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,074
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	532
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	808
5.000% due 09/01/2029	300	303

		156,674

FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	438

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	700	740

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MICHIGAN 0.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	1,500	1,480

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,477	1,188
3.996% due 12/25/2036	1,280	1,239

		2,427

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	1,600	1,552

NEW YORK 0.9%
Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024 3.428% due 11/25/2038	1,797	1,664

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,091

PUERTO RICO 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	2,000	1,540
4.750% due 07/01/2053	1,250	1,234
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	1,001

		4,475

TEXAS 0.6%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,079

Total Municipal Bonds & Notes (Cost $173,203)		174,725

U.S. GOVERNMENT AGENCIES 4.2%
Freddie Mac
3.200% due 09/01/2040	985	841
3.600% due 12/01/2040	1,982	1,753
3.660% due 01/01/2039	1,971	1,792
3.720% due 01/01/2041	1,983	1,776
3.850% due 02/01/2038	1,986	1,842

Total U.S. Government Agencies (Cost $8,084)		8,004

SHORT-TERM INSTRUMENTS 2.9%
MUNICIPAL BONDS & NOTES 2.9%
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025	2,150	2,171
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,019
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025	1,400	1,415

Total Municipal Bonds & Notes (Cost $5,595)		5,605

Total Short-Term Instruments (Cost $5,595)		5,605

Total Investments in Securities (Cost $186,882)		188,334

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	281,173	2,738

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $2,737)	2,738

Total Investments in Affiliates (Cost $2,737)	2,738

Total Investments 99.2% (Cost $189,619)	$191,072
Other Assets and Liabilities, net 0.8%	1,572

Net Assets 100.0%	$192,644

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,105	$0	$3,105
California	0	156,674	0	156,674
Florida	0	438	0	438
Georgia	0	740	0	740
Michigan	0	1,480	0	1,480
Multi-State	0	2427	0	2427
New Hampshire	0	1,552	0	1,552
New York	0	1,664	0	1,664
Pennsylvania	0	1,091	0	1,091
Puerto Rico	0	4,475	0	4,475
Texas	0	1,079	0	1,079
U.S. Government Agencies	0	8,004	0	8,004
Short-Term Instruments
Municipal Bonds & Notes	0	5,605	0	5,605

	$0	$188,334	$0	$188,334
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,738	$0	$0	$2,738

Total Investments	$2,738	$188,334	$0	$191,072

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
MUNICIPAL BONDS & NOTES 91.7%
CALIFORNIA 85.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (b)	$3,800	$987
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2050 (c)	3,000	1,716
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,102
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	99
4.000% due 04/01/2034	1,000	1,012
5.000% due 04/01/2056	250	263
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.700% due 04/01/2055	6,000	6,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	2,000	1,992
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,999
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	637
5.250% due 01/01/2054	750	797
5.250% due 11/01/2054	1,500	1,589
5.500% due 10/01/2054	995	1,083
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	6,000	6,404
5.000% due 11/01/2055	4,000	4,213
5.000% due 01/01/2056	2,100	2,291
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	199
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	923
5.000% due 06/01/2050	1,060	1,044
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	306
California Enterprise Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,200	2,408
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	202
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,255
4.000% due 10/01/2036	1,000	982
4.000% due 11/15/2041	100	99
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	1,000	985
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,053
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	2,000	2,147
5.000% due 11/15/2044	1,500	1,677
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,900	1,886
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	3,000	2,986
California Housing Finance Agency Revenue Bonds, Series 2024
1.600% due 12/01/2027	3,000	3,000
5.970% due 11/01/2053	1,750	1,758
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	229	191
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,751
6.000% due 03/01/2053	1,500	1,504
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	4,000	333
4.000% due 07/01/2050	1,000	951
4.125% due 01/01/2035	470	460
5.000% due 01/01/2055	480	471
8.000% due 01/01/2050	1,500	1,541
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	2,500	2,874
5.125% due 07/01/2054	1,000	964
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,299

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	295
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	2,000	1,935
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,900	1,912
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,765
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	321
5.000% due 12/31/2043	1,000	1,009
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,413
4.000% due 09/01/2050 (d)	1,110	899
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	2,000	2,167
6.000% due 01/01/2039	1,000	1,041
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	415
5.125% due 09/01/2054	500	519
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	131
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,750	1,818
California Public Finance Authority Revenue Bonds, Series 2022 3.700% due 07/15/2062	800	800
California Public Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2054 (a)	2,000	2,096
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	223
5.000% due 06/01/2046	300	291
5.000% due 08/01/2046	1,825	1,826
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,127
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2064	1,000	1,020
California State General Obligation Bonds, Series 2004 3.500% due 05/01/2034	1,925	1,925
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,000	977
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	275
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2032	1,500	1,697
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,090
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	500	507
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	749
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	2,250	2,236
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	2,000	2,171
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,529
5.000% due 06/01/2046	100	99
5.000% due 12/01/2046	550	554
5.250% due 12/01/2056	1,000	1,005
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,125
5.000% due 12/01/2057	100	102
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,475	1,282
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.250% due 12/01/2044	2,000	2,234
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	2,000	2,122
Central Unified School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2034 (b)	265	184
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	1,000	1,113
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	2,000	2,199
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	1,000	1,053
Citrus Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,299
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	656
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	445	380
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,240	1,056
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2039	500	534

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	348
3.400% due 10/01/2046	495	388
4.000% due 02/01/2057	500	373
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	1,000	644
Eastern Municipal Water District, California Revenue Bonds, Series 2018 3.650% due 07/01/2046	2,500	2,500
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,009
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,575	1,569
Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 04/01/2049	2,500	2,733
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	880	865
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,500	1,513
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	214
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	797
2.746% due 06/01/2034	1,000	843
3.850% due 06/01/2050	630	571
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,040
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	395
Golden Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,291
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	250
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	313
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	150
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	767
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	270	257
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,000	971
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	250
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,543
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	161
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,502
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	130
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	1,620	952
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	202
Los Angeles Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2032	2,000	2,320
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,389
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	246
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	757
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	754
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2048	1,000	983
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 3.550% due 07/01/2034	2,700	2,700
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 3.500% due 07/01/2035	3,825	3,825
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2022 5.000% due 07/01/2028	1,015	1,096
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023 3.600% due 07/01/2057	11,000	11,000
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2024
5.000% due 07/01/2041	2,500	2,833
5.000% due 07/01/2048	3,265	3,615
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,800	1,800
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,129

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2034	1,500	1,772
5.000% due 07/01/2035	2,500	2,955
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	250
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	40	42
7.000% due 11/01/2034	200	245
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	257
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	1,000	1,004
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,252
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2045	1,355	1,363
Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,000	1,001
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2041	1,000	1,000
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,550	2,509
Mount San Antonio Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	1,002
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	200	200
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	223
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	252
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	261
Northern California Gas Authority, Revenue Bonds, Series 2007 3.973% (0.67*US0003M + 0.720%) due 07/01/2027 ~	195	195
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,044
4.000% due 05/15/2051	1,500	1,477
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,128
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	1,002
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	2,000
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	500	507
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,003
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	215	226
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	730	756
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	252
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	252
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	514
Sacramento County, California Airport System Revenue Bonds, Series 2024 5.000% due 07/01/2049	2,500	2,728
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,032
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.740% (US0003M + 0.550%) due 06/01/2034 ~	490	469
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	603
4.000% due 09/01/2050	750	692
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,500	1,632
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	987
5.000% due 07/01/2056	2,000	2,060
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	1,700	1,798
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,500	1,618
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,490	2,487
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,625	1,634
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	386
4.000% due 07/01/2047	400	398
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	1,000	1,100
San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,495

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 07/01/2041	1,000	1,148
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,800	1,800
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 2.600% due 05/01/2058	4,765	4,765
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	981
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2034	2,000	2,196
5.000% due 05/01/2040	2,000	2,274
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,000	1,082
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	108
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,002
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,062
San Francisco, California Special Tax District, City & County Special Tax Bonds, Series 2021 4.000% due 09/01/2031	150	150
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	203
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	503
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 3.650% due 06/01/2049	3,350	3,350
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	611
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	200
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,910	1,914
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	1,002
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	390
5.000% due 09/01/2049	525	547
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	220
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	8,720	1,385
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (b)	4,000	796
University of California Revenue Bonds, Series 2013 3.650% due 05/15/2048	6,000	6,000
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	249
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	265	265
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	236
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	1,575	1,579

		267,778

GEORGIA 0.5%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	1,003
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	635

		1,638

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	267

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,477	1,188
3.996% due 12/25/2036	985	954
4.550% due 08/25/2040	1,192	1,175

		3,317

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	2,500	2,425

NEW YORK 0.9%
Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024 3.428% due 11/25/2038	2,795	2,588

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	200	203

		2,791

PUERTO RICO 1.8%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	868	532
0.000% due 11/01/2051	1,339	832
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	122
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	12,000	2,818
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,500	1,481

		5,785

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,057

TEXAS 0.5%
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	948
5.000% due 10/15/2058	600	638

		1,586

Total Municipal Bonds & Notes (Cost $284,741)		286,644

U.S. GOVERNMENT AGENCIES 2.5%
Freddie Mac
3.200% due 09/01/2040	985	841
3.600% due 12/01/2040	1,982	1,753
3.660% due 01/01/2039	1,478	1,344
3.720% due 01/01/2041	1,487	1,332
3.850% due 02/01/2038	1,788	1,658
5.210% due 08/01/2040	695	723
5.449% due 07/15/2040 •	296	306

Total U.S. Government Agencies (Cost $7,996)		7,957

SHORT-TERM INSTRUMENTS 2.8%
MUNICIPAL BONDS & NOTES 2.8%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,020
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025	2,600	2,626
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,019
San Diego Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2025	2,000	2,022

Total Municipal Bonds & Notes (Cost $8,674)		8,687

Total Short-Term Instruments (Cost $8,674)		8,687

Total Investments in Securities (Cost $301,411)		303,288

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	594,979	5,793

Total Short-Term Instruments (Cost $5,788)		5,793

Total Investments in Affiliates (Cost $5,788)		5,793

Total Investments 98.9% (Cost $307,199)		$309,081
Other Assets and Liabilities, net 1.1%		3,339

Net Assets 100.0%		$312,420

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$896	$899	0.29%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$267,778	$0	$267,778
Georgia	0	1,638	0	1,638
Iowa	0	267	0	267
Multi-State	0	3,317	0	3,317
New Hampshire	0	2,425	0	2,425
New York	0	2,791	0	2,791
Puerto Rico	0	5,785	0	5,785
Tennessee	0	1,057	0	1,057
Texas	0	1,586	0	1,586
U.S. Government Agencies	0	7,957	0	7,957
Short-Term Instruments
Municipal Bonds & Notes	0	8,687	0	8,687

$0	$303,288	$0	$303,288
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,793	$0	$0	$5,793

Total Investments	$5,793	$303,288	$0	$309,081

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
MUNICIPAL BONDS & NOTES 90.4%
CALIFORNIA 81.8%
Acalanes Union High School District, California General Obligation Bonds, Series 2010 6.250% due 08/01/2035	$250	$285
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	318
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	545	570
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	225	142
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	369
5.000% due 02/01/2035	250	259
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	575
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	400	446
California School Finance Authority Revenue Bonds, Series 2020
4.000% due 07/01/2029	250	259
4.000% due 07/01/2034	300	312
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2030	245	258
California State General Obligation Bonds, Series 2024 3.100% due 12/01/2033	300	290
California State Public Works Board Revenue Bonds, Series 2017 5.000% due 10/01/2027	220	232
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 08/01/2032	225	252
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	642
California Statewide Communities Development Authority Revenue Bonds, Series 2003 5.000% due 05/01/2033	300	326
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019 5.000% due 08/01/2032	250	262
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	125	142
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	408
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	505
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	917
Gilroy Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	334
Glendale, California Electric Revenue Bonds, Series 2016 5.000% due 02/01/2030	475	485
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021 4.000% due 06/01/2033	295	309
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	368
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	439
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 05/01/2033	425	483
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	946
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2031	500	571
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	386
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	349
5.000% due 11/01/2031	300	310
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	417
Pasadena Unified School District, California General Obligation Bonds, Series 2016 5.000% due 08/01/2029	250	259
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	203
5.000% due 10/01/2027	445	452
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2025	350	354

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 09/01/2037	350	396
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	384
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	321
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2028	750	785
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	339
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	411
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023 5.000% due 10/15/2031	210	238
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024 5.000% due 10/15/2032	300	344
San Francisco, California City & County Certificates of Participation Bonds, Series 2024 5.000% due 04/01/2035	500	578
San Jose Financing Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2028	175	182
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2031	500	506
San Marcos Schools Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2033	400	458
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	456
Soledad Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	229
5.000% due 08/01/2034	330	384
Stanislaus Union School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2031	370	417
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	218
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	403
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2038	300	342
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	250	255
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 5.000% due 07/01/2029	120	131

		22,211

ILLINOIS 7.0%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	230
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,012
University of Illinois Revenue Bonds, Series 2018 5.000% due 04/01/2028	625	663

		1,905

KENTUCKY 0.5%
Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2016 3.000% due 02/01/2026	125	124

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.996% due 12/25/2036	295	286

Total Municipal Bonds & Notes (Cost $24,717)		24,526

	SHARES
SHORT-TERM INSTRUMENTS 2.5%
MUTUAL FUNDS 2.5%
Fidelity Investments Money Market Government Portfolio, Class I 4.680% (b)	692,996	693

Total Short-Term Instruments (Cost $693)		693

Total Investments in Securities (Cost $25,410)		25,219

INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	167,678	1,633

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $1,633)	1,633

Total Investments in Affiliates (Cost $1,633)	1,633

Total Investments 98.9% (Cost $27,043)	$26,852
Other Assets and Liabilities, net 1.1%	288

Net Assets 100.0%	$27,140

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$22,211	$0	$22,211
Illinois	0	1,905	0	1,905
Kentucky	0	124	0	124
Multi-State	0	286	0	286
Short-Term Instruments
Mutual Funds	693	0	0	693

	$693	$24,526	$0	$25,219
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,633	$0	$0	$1,633

Total Investments	$2,326	$24,526	$0	$26,852

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
MUNICIPAL BONDS & NOTES 92.4%
CALIFORNIA 86.0%
Alameda Health Care District, California Certificates of Participation Bond, Series 2024 5.000% due 09/15/2049	$2,455	$2,593
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	1,160	1,162
Alhambra Unified School District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	2,500	2,776
Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2048	1,210	1,307
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,000	1,032
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	943
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,615
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,538
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,820
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,524
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,500	2,649
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	3,000	3,166
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 04/01/2040	1,565	1,569
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,039
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,975
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019 5.000% due 01/01/2049	1,000	1,040
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,000	2,013
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,059
California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,935
5.000% due 12/01/2025	330	335
5.000% due 09/01/2049	1,450	1,584
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	100	100
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2046	3,000	3,002
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,209
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,874
Carson Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,153
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,265
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	544
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,968
Chino Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,075	3,360
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,219
College of the Sequoias, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	2,790	3,035
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	2,500	2,722

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,063
Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,005	1,105
El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,407
5.250% due 08/01/2050	930	1,005
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,000	1,085
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,530
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,511
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,665
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	2,008
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,379
Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,925	2,119
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 5.000% due 09/01/2048	2,000	2,179
Jefferson Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 09/01/2049	1,450	1,574
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	1,026
La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,375	2,542
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,154
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 05/01/2054	2,000	2,150
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,261
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,395
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,180
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,851
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,179
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 3.750% due 04/01/2034	2,500	2,485
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,131
Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 09/01/2043	1,000	1,101
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,163
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,053
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,729
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,480	2,680
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.770% (US0003M + 0.580%) due 09/01/2027 ~	990	983
3.820% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,537
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,075
5.000% due 11/01/2052	1,000	1,068
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	2,765	2,938
Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023 4.500% due 06/01/2053	2,750	2,813
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,187
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,299
Puente Basin Water Agency, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,620	2,877
Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,380
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,819
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,547
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	970
4.000% due 06/01/2047	2,000	1,952
Rowland Unified School District, California General Obligation Bonds, Series 2015 4.250% due 08/01/2045	2,000	2,002
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,515

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,258
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,290	3,446
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,553
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,527
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,738
5.250% due 08/01/2048	1,500	1,671
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024 5.000% due 10/15/2049	2,135	2,333
San Diego Unified School District, California General Obligation Bonds, Series 2012 0.000% due 07/01/2040 (b)	2,500	2,516
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	2,500	2,749
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,473
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,060
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	2,000	2,193
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,508
5.000% due 08/01/2040	1,000	1,086
5.000% due 08/01/2041	1,035	1,120
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,176
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,295
Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 09/01/2049	1,100	1,202
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,362
Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024 4.125% due 06/01/2039	2,600	2,619
Santa Monica, California Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,256
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	755
South Tahoe Joint Powers Financing Authority,California Revenue Bonds, Series 2023 5.250% due 10/01/2048	1,825	2,015
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,152
Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2049	1,345	1,472
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,114
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,746
West Covina Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2047	3,000	3,011

		221,794

ILLINOIS 0.4%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,000

INDIANA 0.8%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,199

MULTI-STATE 1.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.996% due 12/25/2036	2,954	2,861
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.563% due 04/25/2042 ~	1,499	1,495

		4,356

NEW YORK 1.7%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,404

OHIO 0.7%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,936

TEXAS 0.5%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,241

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

UTAH 0.6%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,448

Total Municipal Bonds & Notes (Cost $236,427)		238,378

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.680% (c)	258,558	259

Total Short-Term Instruments (Cost $259)		259

Total Investments in Securities (Cost $236,686)		238,637

INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	1,740,413	16,946

Total Short-Term Instruments (Cost $16,933)		16,946

Total Investments in Affiliates (Cost $16,933)		16,946

Total Investments 99.1% (Cost $253,619)		$255,583
Other Assets and Liabilities, net 0.9%		2,313

Net Assets 100.0%		$257,896

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$221,794	$0	$221,794
Illinois	0	1,000	0	1,000
Indiana	0	2,199	0	2,199
Multi-State	0	4,356	0	4,356
New York	0	4,404	0	4,404
Ohio	0	1,936	0	1,936
Texas	0	1,241	0	1,241
Utah	0	1,448	0	1,448
Short-Term Instruments
Mutual Funds	259	0	0	259

	$259	$238,378	$0	$238,637
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,946	$0	$0	$16,946

Total Investments	$17,205	$238,378	$0	$255,583

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.0% ¤
MUNICIPAL BONDS & NOTES 86.5%
ALABAMA 0.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$600	$650
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	600	632

		1,282

CALIFORNIA 82.1%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (a)	600	421
Bay Area Toll Authority, California Revenue Bonds, Series 2001 4.870% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,005
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	673
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.030% (MUNIPSA) due 04/01/2056 ~	500	492
4.070% (MUNIPSA) due 04/01/2056 ~	1,000	995
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.700% due 04/01/2059	2,500	2,500
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,349
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	743
5.250% due 01/01/2054	1,150	1,222
5.500% due 10/01/2054	995	1,083
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	1,200	1,280
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	267
5.000% due 06/01/2032	300	319
California Health Facilities Financing Authority Revenue Bonds, Series 1998 3.650% due 09/01/2028	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,500	3,552
California Health Facilities Financing Authority Revenue Bonds, Series 2021 5.000% due 11/01/2031	550	624
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	627
California Housing Finance Agency Revenue Bonds, Series 2024
1.600% due 12/01/2027	1,320	1,320
5.970% due 11/01/2053	1,250	1,255
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,000	1,001
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 5.000% due 10/01/2025	2,500	2,543
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.320% (MUNIPSA) due 12/01/2050 ~	1,000	996
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	1,000	1,150
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 06/01/2056	1,125	1,185
California Public Finance Authority Revenue Bonds, Series 2022 3.700% due 07/15/2062	2,500	2,500
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,867
California State General Obligation Bonds, Series 2017 5.000% due 08/01/2025	2,880	2,915
California State General Obligation Bonds, Series 2020 5.000% due 11/01/2027	1,500	1,588
California State General Obligation Bonds, Series 2022 5.000% due 11/01/2026	1,820	1,893
California State General Obligation Bonds, Series 2023 5.000% due 09/01/2025	1,000	1,014
California State Public Works Board Revenue Bonds, Series 2015 5.000% due 05/01/2028	1,500	1,509
California State Public Works Board Revenue Bonds, Series 2024 5.000% due 09/01/2031	1,000	1,126
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	917

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2008 3.650% due 08/15/2047	2,250	2,250
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	1,000	1,085
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	511
Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2029	25	27
5.000% due 09/01/2030	50	54
5.000% due 09/01/2031	115	123
East County, California Advanced Water Purification Joint Powers Authority Revenue Bonds, Series 2024 5.000% due 09/01/2026	1,000	1,030
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	1,937
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.687% due 06/01/2030	1,500	1,326
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (a)	1,700	1,670
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	535	510
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 3.650% due 10/01/2041	2,055	2,055
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	1,000	1,005
Long Beach, California Harbor Revenue Bonds, Series 2017 5.000% due 05/15/2027	1,000	1,040
Los Angeles Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2031	1,500	1,713
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,845
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 2.400% due 07/01/2034	2,500	2,500
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 3.550% due 07/01/2035	2,500	2,500
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2022 5.000% due 07/01/2028	1,000	1,079
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023 5.000% due 07/01/2029	2,000	2,200
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 3.250% due 02/01/2029	1,750	1,743
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2028	1,000	1,081
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2027	1,000	1,059
Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,000	1,035
5.000% due 07/01/2035	1,100	1,300
Los Angeles, California Wastewater System Revenue Bonds, Series 2022 5.000% due 06/01/2025	750	757
Orange County, California Special Assessment Bonds, Series 2018 3.000% due 09/02/2025	370	369
Port of Los Angeles, California Revenue Bonds, Series 2024 5.000% due 08/01/2028	1,000	1,051
Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 09/01/2031	250	279
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	965	992
Sacramento County, California Airport System Revenue Bonds, Series 2024 5.000% due 07/01/2032	1,750	2,011
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2029	1,000	1,054
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.740% (US0003M + 0.550%) due 06/01/2034 ~	970	928
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2033	1,000	1,097
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2028	1,000	1,082
San Diego Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2034	1,050	1,244
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,200	1,200
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 2.600% due 05/01/2058	2,500	2,500
San Francisco, California City & County General Obligation Bonds, Series 2024 5.000% due 06/15/2027	1,300	1,375
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,002
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (a)	2,200	2,200
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (a)	2,520	2,100
San Juan Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2025	250	252
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	578

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	1,002
Silicon Valley Clean Water, California Revenue Bonds, Series 2021 0.500% due 03/01/2026	3,000	2,860
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028	250	253
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2029	250	274
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2026	1,000	1,019
5.000% due 06/01/2029	500	530
University of California Revenue Bonds, Series 2013 3.650% due 05/15/2048	3,000	3,000
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2025	1,500	1,513
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	1,000	953

		112,084

GEORGIA 0.5%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	634

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	462
Michigan Finance Authority Revenue Bonds, Series 2020 2.326% due 06/01/2030	34	33

		495

OREGON 0.2%
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2027	300	310

PUERTO RICO 2.4%
Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023 5.000% due 03/01/2027	1,000	1,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,227

		3,245

Total Municipal Bonds & Notes (Cost $118,708)		118,050

SHORT-TERM INSTRUMENTS 4.5%
MUNICIPAL BONDS & NOTES 4.5%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,020
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025	1,500	1,515
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	1,250	1,262
Santa Clara, California Electric Revenue Notes, Series 2024 5.000% due 07/01/2025	400	404
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025	1,000	1,010

Total Municipal Bonds & Notes (Cost $6,202)		6,211

Total Short-Term Instruments (Cost $6,202)		6,211

Total Investments in Securities (Cost $124,910)		124,261

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	1,102,842	10,738

Total Short-Term Instruments (Cost $10,735)		10,738

Total Investments in Affiliates (Cost $10,735)		10,738

Total Investments 98.9% (Cost $135,645)		$134,999
Other Assets and Liabilities, net 1.1%		1,439

Net Assets 100.0%		$136,438

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,282	$0	$1,282
California	0	112,084	0	112,084
Georgia	0	634	0	634
Michigan	0	495	0	495
Oregon	0	310	0	310
Puerto Rico	0	3,245	0	3,245
Short-Term Instruments
Municipal Bonds & Notes	0	6,211	0	6,211

	$0	$124,261	$0	$124,261
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,738	$0	$0	$10,738

Total Investments	$10,738	$124,261	$0	$134,999

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6% ¤
CORPORATE BONDS & NOTES 56.6%
BANKING & FINANCE 32.8%
AXA SA 5.625% due 01/16/2054 •	GBP	100	$122
Bank of America Corp.
4.134% due 06/12/2028	EUR	100	108
6.204% due 11/10/2028 •		$200	207
Bank of Ireland Group PLC 7.594% due 12/06/2032 •	GBP	100	131
Banque Federative du Credit Mutuel SA 0.250% due 06/29/2028	EUR	100	94
BNP Paribas SA 4.625% due 02/25/2031 •(c)(d)		$200	169
Boston Properties LP 6.500% due 01/15/2034		20	21
British Land Co. PLC 2.375% due 09/14/2029	GBP	100	110
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	104
Castellum AB 0.750% due 09/04/2026		100	100
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund 0.900% due 10/12/2029		100	93
CBRE Services, Inc. 2.500% due 04/01/2031		$100	85
Community Preservation Corp. 2.867% due 02/01/2030		75	66
CTP NV 1.250% due 06/21/2029	EUR	200	189
Derwent London PLC 1.875% due 11/17/2031	GBP	100	101
Deutsche Bank AG 1.875% due 02/23/2028 •	EUR	100	101
Digital Dutch Finco BV 1.000% due 01/15/2032		100	88
EQT AB 0.875% due 05/14/2031		100	88
Equinix Europe 2 Financing Corp. LLC 3.650% due 09/03/2033		100	104
ERP Operating LP 1.850% due 08/01/2031		$100	83
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 3.125% due 11/09/2031	EUR	100	107
European Investment Bank
0.750% due 07/15/2027	AUD	200	114
2.750% due 01/16/2034	EUR	40	41
3.750% due 02/14/2033		$240	226
European Union 3.250% due 02/04/2050	EUR	100	102
Farmers Exchange Capital 5.454% due 10/15/2054 •		$50	45
Ford Motor Credit Co. LLC 5.625% due 10/09/2028	GBP	100	124
Goodman Australia Finance Pty. Ltd. 4.250% due 05/03/2030	EUR	100	109
Grainger PLC 3.375% due 04/24/2028	GBP	100	118
HAT Holdings LLC
3.750% due 09/15/2030		$125	110
8.000% due 06/15/2027		35	37
Healthpeak OP LLC 2.125% due 12/01/2028		100	90
Host Hotels & Resorts LP
2.900% due 12/15/2031		50	43
5.700% due 07/01/2034		75	75
Hudson Pacific Properties LP 5.950% due 02/15/2028		25	21
IHG Finance LLC 4.375% due 11/28/2029	EUR	100	109
ING Groep NV 4.875% due 05/16/2029 •(c)(d)		$200	183
International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	70

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.000% due 08/27/2026		75	75
International Development Association 4.375% due 06/11/2029		100	99
International Finance Corp. 4.900% due 12/05/2034	AUD	200	124
JAB Holdings BV 4.375% due 04/25/2034	EUR	100	109
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		$200	205
Kilroy Realty LP 2.500% due 11/15/2032		100	78
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	571
2.000% due 11/15/2029		300	305
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	80	47
Lloyds Banking Group PLC 3.875% due 05/14/2032 •	EUR	100	106
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	189
Nationale-Nederlanden Bank NV 1.875% due 05/17/2032		100	97
NatWest Group PLC 3.673% due 08/05/2031 •		150	159
NE Property BV 2.000% due 01/20/2030		100	96
Norinchukin Bank 5.430% due 03/09/2028		$200	201
P3 Group SARL 4.000% due 04/19/2032	EUR	100	104
Prologis International Funding SA
0.875% due 07/09/2029		125	118
1.750% due 03/15/2028		125	125
Rayonier LP 2.750% due 05/17/2031		$100	85
Sagax AB 4.375% due 05/29/2030	EUR	100	108
SELP Finance SARL 0.875% due 05/27/2029		100	93
Shinhan Bank Co. Ltd. 3.320% due 01/29/2027		100	105
Standard Chartered PLC 0.800% due 11/17/2029 •		100	95
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		$200	203
Vesteda Finance BV 4.000% due 05/07/2032	EUR	100	107
VIA Outlets BV 1.750% due 11/15/2028		100	98
Volkswagen Financial Services AG 3.875% due 09/10/2030		200	209
Weyerhaeuser Co. 7.375% due 03/15/2032		$9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	98

			7,907

INDUSTRIALS 12.7%
Amgen, Inc. 3.000% due 02/22/2029		$100	93
Amprion GmbH 3.625% due 05/21/2031	EUR	100	106
AP Moller - Maersk AS 5.875% due 09/14/2033		$66	68
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051		50	29
4.250% due 06/11/2036	EUR	100	105
Arcadis NV 4.875% due 02/28/2028		100	108
Autodesk, Inc. 2.400% due 12/15/2031		$50	42
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	100
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	134
Comcast Corp. 4.650% due 02/15/2033		$40	39
Continental Wind LLC 6.000% due 02/28/2033		47	48
Coty, Inc. 4.500% due 05/15/2027	EUR	100	106
Denso Corp. 4.420% due 09/11/2029		$100	98
DSV Finance BV 0.500% due 03/03/2031	EUR	100	89

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Ford Motor Co. 6.100% due 08/19/2032		$38	38
Forvia SE 2.375% due 06/15/2029	EUR	100	93
Gap, Inc. 3.625% due 10/01/2029		$50	45
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	199
JDE Peet's NV 2.250% due 09/24/2031		150	122
Knorr-Bremse AG 3.250% due 09/30/2032	EUR	100	105
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		$200	168
Moody's Corp.
2.000% due 08/19/2031		100	83
3.100% due 11/29/2061		30	18
MSCI, Inc. 3.625% due 09/01/2030		100	91
Oberlin College 2.874% due 10/01/2051		125	74
Owens Corning 5.500% due 06/15/2027		100	102
Pandora AS 3.875% due 05/31/2030	EUR	100	106
PepsiCo, Inc. 3.900% due 07/18/2032		$40	37
Smurfit Kappa Treasury ULC 5.438% due 04/03/2034		100	100
T-Mobile USA, Inc. 4.950% due 03/15/2028		100	100
Telefonica Emisiones SA 4.183% due 11/21/2033	EUR	100	108
TenneT Holding BV 4.500% due 10/28/2034		100	113
Trane Technologies Financing Ltd. 5.100% due 06/13/2034		$40	40
VF Corp. 2.950% due 04/23/2030		40	34
Vmed O2 U.K. Financing PLC 5.625% due 04/15/2032	EUR	100	106
ZF North America Capital, Inc. 6.875% due 04/14/2028		$10	10

			3,057

UTILITIES 11.1%
AES Corp.
2.450% due 01/15/2031		100	83
5.450% due 06/01/2028		40	40
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		25	24
Duke Energy Progress LLC 5.100% due 03/15/2034		100	99
Electricite de France SA 4.750% due 06/17/2044	EUR	100	109
MidAmerican Energy Co.
3.650% due 08/01/2048		$150	111
4.250% due 07/15/2049		25	20
Mississippi Power Co. 3.100% due 07/30/2051		50	33
National Grid PLC 3.875% due 01/16/2029	EUR	100	107
New York State Electric & Gas Corp. 5.650% due 08/15/2028		$200	205
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	91
Niagara Mohawk Power Corp. 5.783% due 09/16/2052		40	39
NSTAR Electric Co. 3.100% due 06/01/2051		25	16
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	100	105
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$41	45
Public Service Co. of Colorado 3.200% due 03/01/2050		100	67
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	83
Public Service Electric & Gas Co. 4.650% due 03/15/2033		50	48
Puget Sound Energy, Inc. 5.685% due 06/15/2054		20	20
RWE Finance U.S. LLC 5.875% due 04/16/2034		150	151

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Solar Star Funding LLC 5.375% due 06/30/2035		209	209
Southern California Edison Co. 2.500% due 06/01/2031		150	129
Southwestern Public Service Co.
3.150% due 05/01/2050		80	52
3.750% due 06/15/2049		50	36
SSE PLC 4.000% due 09/05/2031	EUR	100	108
TDC Net AS 5.618% due 02/06/2030		100	110
United Utilities Water Finance PLC 3.750% due 05/23/2034		100	104
Verizon Communications, Inc. 1.500% due 09/18/2030		$280	232
Vodafone Group PLC 5.125% due 06/04/2081 •		65	50
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		132	128

			2,674

Total Corporate Bonds & Notes (Cost $14,512)			13,638

MUNICIPAL BONDS & NOTES 0.8%
FLORIDA 0.4%
State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2020 2.154% due 07/01/2030		110	95

NEW YORK 0.4%
New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	108

Total Municipal Bonds & Notes (Cost $274)			203

U.S. GOVERNMENT AGENCIES 6.4%
Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053		369	348
5.000% due 02/01/2053 - 11/01/2053		1,235	1,194

Total U.S. Government Agencies (Cost $1,549)			1,542

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
2.375% due 02/15/2042		434	309

Total U.S. Treasury Obligations (Cost $418)			309

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.431% due 11/10/2032		100	80
JP Morgan Chase Commercial Mortgage Securities Trust 5.562% due 04/15/2038 •		94	95
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	93
One Bryant Park Trust 2.516% due 09/15/2054		100	87
VASA Trust 5.412% due 07/15/2039 •		100	95

Total Non-Agency Mortgage-Backed Securities (Cost $501)			450

ASSET-BACKED SECURITIES 3.3%
AUTOMOBILE SEQUENTIAL 0.2%
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		50	50

OTHER ABS 3.1%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		69	54
4.000% due 04/20/2049		41	36
4.950% due 07/20/2049		84	78
5.520% due 02/22/2055		43	41
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		48	37
Mosaic Solar Loan Trust 2.640% due 01/20/2053		71	61
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		91	88

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		92	93
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		126	110
Sunrun Demeter Issuer 2.270% due 01/30/2057		169	142

			740

Total Asset-Backed Securities (Cost $874)			790

SOVEREIGN ISSUES 7.8%
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033	EUR	100	105
Australia Government International Bond 4.250% due 06/21/2034	AUD	900	553
Canada Government Bond 2.250% due 12/01/2029	CAD	50	34
European Union
2.625% due 02/04/2048	EUR	60	56
2.750% due 02/04/2033		135	141
France Government International Bond 3.000% due 06/25/2049		58	54
Ile-de-France Mobilites 3.050% due 02/03/2033		100	102
Japan Government International Bond 2.100% due 09/20/2054	JPY	4,900	30
Kingdom of Belgium Government Bond 2.750% due 04/22/2039	EUR	100	98
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043		100	99
Nederlandse Waterschapsbank NV 3.000% due 04/20/2033		100	105
Netherlands Government International Bond 3.250% due 01/15/2044		25	28
Province of Ontario 4.100% due 03/04/2033	CAD	100	72
Regie Autonome des Transports Parisiens EPIC 3.250% due 04/11/2033	EUR	100	103
Societe Nationale SNCF SA 3.125% due 11/02/2027		100	105
United Kingdom Gilt
1.500% due 07/31/2053	GBP	70	41
4.375% due 07/31/2054		136	151

Total Sovereign Issues (Cost $1,937)			1,877

SHORT-TERM INSTRUMENTS 18.6%
U.S. TREASURY BILLS 18.6%
4.504% due 01/09/2025 - 03/27/2025 (a)(b)		$4,500	4,482

Total Short-Term Instruments (Cost $4,482)			4,482

Total Investments in Securities (Cost $24,547)			23,291

Total Investments 96.6% (Cost $24,547)			$23,291
Financial Derivative Instruments (e)(f) 0.7%(Cost or Premiums, net $85)			171
Other Assets and Liabilities, net 2.7%			637

Net Assets 100.0%			$24,099

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2027	7	$1,680	$1	$0	$0
Canada Government 10-Year March Futures	03/2025	1	85	2	0	0
Long Gilt March Futures	03/2025	1	116	(3)	1	0
U.S. Treasury 5-Year Note March Futures	03/2025	66	7,016	(35)	0	(6)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	16	1,781	(7)	0	(4)

$(42)	$1	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	1	$(70)	$1	$1	$(1)
Euro-Bund March Futures	03/2025	7	(968)	16	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2025	10	(2,056)	(2)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	6	(653)	7	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	4	(476)	7	2	0

$29	$4	$(4)

Total Futures Contracts	$(13)	$5	$(14)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	400	$5	$(7)	$(2)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	65	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	52	136	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	400	11	23	34	1	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	1,600	17	5	22	4	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	200	(6)	1	(5)	0	(1)
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	16	(9)	0	0

Total Swap Agreements	$85	$98	$183	$6	$(1)

Cash of $278 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2025	JPY	4,800		$32	$1	$0
BPS	01/2025	AUD	597		387	17	0
	01/2025	CAD	169		121	3	0
	01/2025	EUR	8		9	0	0
BRC	01/2025	AUD	203		130	5	0
	01/2025	GBP	835		1,051	6	0
CBK	01/2025	AUD	27		17	1	0
	01/2025	EUR	72		76	1	0
FAR	01/2025	AUD	564		366	17	0
MBC	01/2025	EUR	7,197		7,583	124	0
	01/2025		$15	EUR	14	0	0

Total Forward Foreign Currency Contracts						$175	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$7,907	$0	$7,907
Industrials			0		3,057	0	3,057
Utilities			0		2,674	0	2,674
Municipal Bonds & Notes
Florida			0		95	0	95
New York			0		108	0	108
U.S. Government Agencies			0		1,542	0	1,542
U.S. Treasury Obligations			0		309	0	309
Non-Agency Mortgage-Backed Securities			0		450	0	450
Asset-Backed Securities
Automobile Sequential			0		50	0	50
Other ABS			0		740	0	740
Sovereign Issues			0		1,877	0	1,877
Short-Term Instruments
U.S. Treasury Bills			0		4,482	0	4,482

Total Investments			$0		$23,291	$0	$23,291

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			2		9	0	11
Over the counter			0		175	0	175

			$2		$184	$0	$186
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			$(4)		$(11)	$0	$(15)

Total Financial Derivative Instruments			$(2)		$173	$0	$171

Totals			$(2)		$23,464	$0	$23,462

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3% ¤
CORPORATE BONDS & NOTES 9.3%
BANKING & FINANCE 7.9%
American Express Co. 5.645% due 04/23/2027 •		$24,900	$25,172
American Honda Finance Corp. 5.049% due 02/12/2025 •		17,800	17,806
Athene Global Funding 5.620% due 05/08/2026		12,900	13,023
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		201	186
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	500	572
Bank of America Corp.
5.202% due 04/25/2029 •		$200	201
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		19,800	19,856
5.933% due 09/15/2027 •		5,400	5,498
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		4,000	4,017
Bank of Nova Scotia 5.400% due 06/04/2027		15,700	15,950
Barclays PLC
4.837% due 09/10/2028 •		2,600	2,585
5.304% due 08/09/2026 •		9,300	9,320
5.674% due 03/12/2028 •		400	405
Citibank NA
4.929% due 08/06/2026		11,700	11,754
5.438% due 04/30/2026		12,600	12,720
5.488% due 12/04/2026		6,100	6,193
Deutsche Bank AG 6.119% due 07/14/2026 •		2,600	2,618
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,998
5.800% due 03/05/2027		2,800	2,827
GA Global Funding Trust 6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,519
Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,141
5.414% due 05/21/2027 •		1,400	1,411
Goldman Sachs Group, Inc. 5.049% due 07/23/2030 •		400	398
ING Groep NV 6.038% due 03/28/2026 •		9,900	9,930
Jackson National Life Global Funding 5.600% due 04/10/2026		850	857
JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	803
5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,867
6.070% due 10/22/2027 •		1,100	1,126
JPMorgan Chase Bank NA 5.110% due 12/08/2026		9,400	9,501
Morgan Stanley
2.188% due 04/28/2026 •		14,000	13,877
2.475% due 01/21/2028 •		148	141
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	4,000	4,156
5.123% due 02/01/2029 •		$100	100
5.652% due 04/13/2028 •		800	814
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,633
4.952% due 01/14/2028 •		2,100	2,103
4.968% due 07/14/2028 •		300	301
5.504% due 05/26/2028 •		6,500	6,592
5.882% due 10/30/2026		3,700	3,780
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,672
5.099% due 07/03/2025		600	600
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	73,300	10,146
Realkredit Danmark AS 1.000% due 04/01/2025		131,600	18,216
Royal Bank of Canada 5.069% due 07/23/2027 •		$16,000	16,077
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		2,000	1,983

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

UBS Group AG
1.305% due 02/02/2027 •	850	817
6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~	6,061	6,083
Wells Fargo & Co. 5.707% due 04/22/2028 •	400	407
Wells Fargo Bank NA 5.254% due 12/11/2026	28,200	28,548

		345,300

INDUSTRIALS 0.9%
Boeing Co. 2.196% due 02/04/2026	400	388
Broadcom, Inc. 5.050% due 07/12/2027	14,700	14,842
Hyundai Capital America 5.450% due 06/24/2026	2,100	2,116
Occidental Petroleum Corp. 5.000% due 08/01/2027	13,400	13,428
Volkswagen Group of America Finance LLC
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~	5,500	5,511
5.800% due 09/12/2025	5,100	5,132

		41,417

UTILITIES 0.5%
DTE Energy Co. 4.950% due 07/01/2027	500	502
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	3,400	3,408
Pacific Gas & Electric Co. 5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	15,700	15,728
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	402
Southern California Edison Co.
4.875% due 02/01/2027	100	100
5.350% due 03/01/2026	300	302
Verizon Communications, Inc. 2.355% due 03/15/2032	379	314

		20,756

Total Corporate Bonds & Notes (Cost $406,015)		407,473

U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
5.113% due 10/25/2036 •	9	9
5.133% due 08/25/2037 •	300	297
5.650% due 01/25/2055 «•	3,800	3,798
5.654% due 01/25/2051 •	2,562	2,569
5.754% due 12/25/2050 •	2,241	2,239
5.824% due 01/25/2055 «(b)	3,455	3,453
7.086% due 05/01/2038 •	1,396	1,451
Freddie Mac
3.000% due 10/01/2026 - 11/01/2032	9,599	9,200
5.092% due 07/15/2036 •	119	117
5.162% due 05/15/2032 - 09/15/2042 •	754	749
5.216% due 08/25/2027 •	5,300	5,301
5.312% due 12/15/2037 •	92	92
5.332% due 10/15/2037 •	266	263
5.669% due 11/25/2054 •	17,861	17,732
5.748% due 01/25/2055 «•	2,200	2,205
5.754% due 04/15/2049 - 12/15/2050 •	5,121	5,139
5.819% due 05/25/2054 •	4,056	4,088
5.854% due 08/15/2048 •	2,401	2,425
Ginnie Mae
0.029% due 10/16/2053 ~(a)	587	0
4.967% due 10/20/2043 •	1,760	1,694
5.255% due 05/20/2074 •	1,253	1,251
5.461% due 08/20/2068 •	2,336	2,330
5.516% due 10/20/2063 •	133	134
5.666% due 09/20/2069 •	1,528	1,533
U.S. Small Business Administration
4.840% due 05/01/2025	3	3
5.160% due 02/01/2028	10	10
5.310% due 05/01/2027	13	13
5.510% due 11/01/2027	7	8
5.820% due 06/01/2026	6	6
5.870% due 07/01/2028	6	6
6.020% due 08/01/2028	4	4
6.770% due 11/01/2028	13	14
Uniform Mortgage-Backed Security
3.000% due 12/01/2026	153	151
3.500% due 02/01/2045 - 03/01/2048	1,149	1,033
5.500% due 08/01/2054 - 01/01/2055	115,896	114,434

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055 - 03/01/2055		242,700	221,920

Total U.S. Government Agencies (Cost $407,096)			405,671

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
3.000% due 05/15/2045 (i)		2,010	1,519
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2026		5,428	5,302
0.250% due 07/15/2029 (i)		1,233	1,142
0.375% due 07/15/2025 (i)		27,687	27,521
0.375% due 01/15/2027		196	190
0.500% due 01/15/2028		7,800	7,458
0.750% due 02/15/2042		2,401	1,841
0.875% due 02/15/2047		2,176	1,576
1.000% due 02/15/2049		1,050	766
1.375% due 02/15/2044 (i)		4,145	3,452
1.375% due 02/15/2044		10,208	8,502
1.875% due 07/15/2034		67,401	65,329
2.125% due 02/15/2040		1,520	1,468
2.125% due 02/15/2041		135	131
2.500% due 01/15/2029 (i)		38,741	39,432
3.375% due 04/15/2032		1,293	1,400
3.875% due 04/15/2029		2,706	2,903
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	24,691
2.000% due 02/15/2025		33,704	33,609

Total U.S. Treasury Obligations (Cost $239,700)			228,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust 7.783% due 07/25/2035 ~		21	19
Ashford Hospitality Trust 5.470% due 04/15/2035 •		433	432
Atrium Hotel Portfolio Trust 5.625% due 12/15/2036 •		1,785	1,746
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	13,197	16,533
Banc of America Funding Trust 4.799% due 05/20/2036 ~		$172	150
Barclays Commercial Mortgage Securities Trust 5.695% due 07/15/2037 •		4,300	4,262
Bear Stearns Adjustable Rate Mortgage Trust 7.108% due 01/25/2035 ~		52	53
Bear Stearns ALT-A Trust 5.017% due 07/25/2035 ~		422	286
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~		35	25
Beast Mortgage Trust 5.562% due 03/15/2036 •		600	535
Braemar Hotels & Resorts Trust 5.390% due 06/15/2035 •		225	224
Chase Home Lending Mortgage Trust 5.819% due 05/25/2055 •		1,346	1,348
Chase Mortgage Finance Trust
5.864% due 02/25/2037 ~		54	53
6.620% due 02/25/2037 ~		39	38
ChaseFlex Trust 6.300% due 06/25/2036 ~		40	34
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.733% due 01/25/2035 •		1	1
Citigroup Mortgage Loan Trust
5.919% due 07/25/2054 •		174	175
6.310% due 11/25/2035 •		19	19
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •		5,858	5,790
Commercial Mortgage Trust 3.545% due 02/10/2036		1,000	973
Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,280	1,844
6.500% due 09/25/2037		1,325	486
Countrywide Home Loan Mortgage Pass-Through Trust
4.990% due 11/20/2034 ~		118	111
5.014% due 08/20/2035 ~		687	633
Eurosail PLC 5.796% due 06/13/2045 •	GBP	458	570
First Horizon Alternative Mortgage Securities Trust 5.782% due 04/25/2035 ~		$113	110
GS Mortgage Securities Corp. 5.366% due 05/03/2032		1,000	1,000
GSR Mortgage Loan Trust
5.046% due 11/25/2035 ~		31	30
5.330% due 09/25/2035 ~		4	4

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

HarborView Mortgage Loan Trust
4.741% due 03/19/2037 •		480	436
4.891% due 12/19/2036 •		6,283	4,784
5.101% due 11/19/2035 •		187	122
5.165% due 06/20/2035 •		254	238
Hawaii Hotel Trust 5.845% due 05/15/2038 •		15,550	15,562
IndyMac INDA Mortgage Loan Trust 3.301% due 11/25/2035 ~		102	77
IndyMac INDX Mortgage Loan Trust 4.873% due 07/25/2036 •		584	548
InTown Mortgage Trust 6.886% due 08/15/2039 •		3,000	3,008
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 þ		755	724
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,523
5.715% due 07/05/2033 •		1,021	989
Kinbane DAC 4.189% due 01/24/2063 ~	EUR	1,971	2,042
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~		$61	58
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.252% due 09/15/2030 •		9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.992% due 06/15/2030 •		2	2
Merrill Lynch Mortgage Investors Trust
5.184% due 06/25/2035 ~		91	87
5.816% due 12/25/2034 ~		26	24
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	2,742	2,845
MFA Trust 4.112% due 12/25/2066 ~		$3,251	3,138
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,627
New Orleans Hotel Trust 5.434% due 04/15/2032 •		1,674	1,651
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •		1,000	982
One Market Plaza Trust 3.614% due 02/10/2032		730	683
One New York Plaza Trust 5.462% due 01/15/2036 •		14,400	13,753
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.213% due 12/25/2035 •		2,729	2,666
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		952	944
5.582% due 12/25/2044 «þ		1,100	1,100
Residential Accredit Loans, Inc. Trust
4.813% due 06/25/2046 •		99	22
6.000% due 09/25/2036		418	328
Residential Asset Securitization Trust 6.500% due 09/25/2036		7,186	2,475
Structured Adjustable Rate Mortgage Loan Trust 5.617% due 11/25/2034 •		371	335
Structured Asset Mortgage Investments Trust
4.873% due 05/25/2036 •		47	31
5.161% due 05/19/2035 •		23	22
Thornburg Mortgage Securities Trust 6.226% due 03/25/2037 •		1,114	792
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	3,371	4,229
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		1,344	1,687
VASA Trust 5.412% due 07/15/2039 •		$4,310	4,107
Verus Securitization Trust 4.474% due 04/25/2067 þ		5,131	5,074
WaMu Mortgage Pass-Through Certificates Trust
5.193% due 11/25/2034 •		110	105
5.193% due 01/25/2045 •		144	144
5.253% due 01/25/2045 •		138	135
5.342% due 01/25/2035 ~		22	20
5.703% due 06/25/2034 ~		18	16
6.961% due 10/25/2034 ~		15	15
Wells Fargo Mortgage-Backed Securities Trust 6.153% due 04/25/2036 ~		103	99

Total Non-Agency Mortgage-Backed Securities (Cost $132,641)			123,741

ASSET-BACKED SECURITIES 14.0%
AUTOMOBILE ABS OTHER 0.7%
Ford Credit Auto Lease Trust 4.998% due 02/15/2027 •		18,575	18,589

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

GLS Auto Select Receivables Trust 4.500% due 11/15/2030		1,000	983
Nissan Auto Lease Trust 5.008% due 06/15/2027 •		1,400	1,402
Toyota Auto Receivables Owner Trust 4.948% due 03/15/2027 •		7,026	7,028
Westlake Automobile Receivables Trust 5.168% due 09/15/2027 •		3,200	3,202

			31,204

AUTOMOBILE SEQUENTIAL 3.9%
Ally Auto Receivables Trust 5.320% due 01/15/2027		946	947
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028		888	889
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		5,914	5,943
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		1,927	1,919
Bank of America Auto Trust 5.530% due 02/15/2028		5,000	5,051
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028		500	505
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	500	353
5.025% due 04/20/2026		192	135
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$1,000	1,001
4.840% due 09/15/2027		1,000	1,001
5.340% due 04/17/2028		500	503
CarMax Auto Owner Trust
4.750% due 10/15/2027		1,299	1,302
4.890% due 07/16/2029		500	503
5.340% due 08/16/2027		912	917
5.720% due 11/16/2026		643	644
Carvana Auto Receivables Trust
4.530% due 01/10/2029		1,500	1,496
4.610% due 11/10/2027		1,000	1,000
4.840% due 12/10/2027		1,500	1,502
5.330% due 07/10/2029		1,000	1,011
5.500% due 08/10/2027		305	306
5.630% due 11/10/2027		744	748
5.760% due 04/12/2027		261	261
5.900% due 08/10/2027		386	388
6.360% due 04/12/2027		276	277
6.410% due 09/10/2027		32	32
Chase Auto Owner Trust
5.250% due 09/27/2027		1,474	1,480
5.480% due 04/26/2027		1,121	1,126
Citizens Auto Receivables Trust
5.540% due 11/16/2026		618	620
5.840% due 01/18/2028		7,000	7,079
6.090% due 10/15/2026		366	367
CPS Auto Receivables Trust
4.910% due 06/15/2028		863	864
5.880% due 02/15/2028		355	358
Drive Auto Receivables Trust
4.500% due 09/15/2028		1,000	998
4.940% due 12/15/2027		2,300	2,303
5.830% due 12/15/2026		123	123
FCCU Auto Receivables Trust 5.760% due 11/15/2027		413	415
FHF Issuer Trust 5.890% due 06/15/2030		482	488
FHF Trust 4.430% due 01/18/2028		104	104
Fifth Third Auto Trust 5.800% due 11/16/2026		129	129
Flagship Credit Auto Trust
4.880% due 11/15/2028		956	958
5.640% due 03/15/2028		1,207	1,214
Ford Credit Auto Lease Trust 5.180% due 02/15/2027		6,352	6,374
Ford Credit Auto Owner Trust 4.650% due 02/15/2028		1,000	1,001
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		1,000	1,001
4.760% due 10/15/2027		1,000	1,001
5.020% due 04/17/2028		1,000	1,004
5.570% due 02/16/2027		204	204
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		1,000	996
5.590% due 10/15/2029		492	497
5.960% due 10/16/2028		5,860	5,944
6.270% due 08/16/2027		4,252	4,271

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,100	1,097
4.470% due 02/16/2028	2,000	2,000
5.350% due 06/16/2027	500	502
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027	380	381
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,692	2,672
5.490% due 06/25/2027	8,290	8,347
Honda Auto Receivables Owner Trust 4.890% due 02/22/2027	3,900	3,912
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026	3,535	3,542
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,800	1,794
4.990% due 02/15/2029	1,700	1,714
5.290% due 04/15/2027	1,252	1,257
Nissan Auto Lease Trust
4.920% due 11/15/2027	22,700	22,867
5.050% due 06/15/2027	4,700	4,727
Prestige Auto Receivables Trust 5.690% due 05/17/2027	598	600
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	396	401
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	1,000	999
4.850% due 01/16/2029	2,300	2,307
5.410% due 07/15/2027	908	911
5.630% due 01/16/2029	800	810
5.910% due 06/15/2027	512	514
6.180% due 02/16/2027	268	268
6.310% due 07/15/2027	423	424
SBNA Auto Lease Trust
5.670% due 11/20/2026	394	396
5.700% due 03/15/2027	191	191
SCCU Auto Receivables Trust
5.110% due 06/15/2029	500	502
5.450% due 12/15/2027	789	792
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	577	580
Tesla Electric Vehicle Trust 5.540% due 12/21/2026	4,762	4,780
Toyota Auto Receivables Owner Trust
4.550% due 08/16/2027	1,000	1,001
4.630% due 09/15/2027	1,334	1,335
5.410% due 03/15/2027	10,250	10,290
Tricolor Auto Securitization Trust
6.360% due 12/15/2027	296	298
6.610% due 10/15/2027	223	225
United Auto Credit Securitization Trust 6.170% due 08/10/2026	220	220
Veros Auto Receivables Trust 6.280% due 11/15/2027	299	301
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	2,519	2,532
Westlake Automobile Receivables Trust
4.820% due 09/15/2027	2,300	2,304
5.440% due 05/17/2027	500	504
6.230% due 01/15/2027	10,177	10,220
World Omni Auto Receivables Trust 5.610% due 02/15/2028	3,326	3,346
World Omni Select Auto Trust 4.980% due 02/15/2030	500	503

		172,245

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	289	289
AREIT LLC 6.624% due 06/17/2039 •	3,700	3,710
BDS Ltd.
6.166% due 03/19/2039 •	2,267	2,273
6.503% due 08/19/2038 •	1,591	1,601
BPCRE Ltd. 6.775% due 01/16/2037 •	105	105
BSPRT Issuer Ltd. 6.693% due 07/15/2039 •	1,287	1,291
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	1,113	1,101
FS Rialto Issuer LLC 6.503% due 01/19/2039 •	4,551	4,539
GPMT Ltd. 5.740% due 07/16/2035 •	876	868

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

HGI CRE CLO Ltd. 6.298% due 04/20/2037 •	2,426	2,436
KREF Ltd. 5.816% due 02/17/2039 •	981	986
LoanCore Issuer Ltd.
5.812% due 07/15/2036 •	302	304
5.812% due 11/15/2038 •	460	463
M360 Ltd. 5.971% due 11/22/2038 •	420	411
MF1 LLC 6.516% due 06/19/2037 •	2,478	2,482
MF1 Ltd. 5.716% due 02/19/2037 •	920	920
PFP Ltd. 6.671% due 08/19/2035 •	1,833	1,840
Ready Capital Mortgage Financing LLC
5.653% due 11/25/2036 •	392	391
6.219% due 01/25/2037 •	862	863
6.806% due 06/25/2037 •	467	470
6.891% due 10/25/2039 •	2,498	2,516
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	3,097	3,120
VMC Finance LLC 6.500% due 02/18/2039 •	647	649

		33,628

CREDIT CARD BULLET 0.9%
American Express Credit Account Master Trust 4.650% due 07/15/2029	10,550	10,580
BA Credit Card Trust 4.790% due 05/15/2028	5,419	5,445
Synchrony Card Funding LLC 4.930% due 07/15/2030	22,900	23,066

		39,091

CREDIT CARD OTHER 0.5%
Golden Credit Card Trust
1.140% due 08/15/2028	4,500	4,259
1.970% due 01/15/2029	7,000	6,628
Trillium Credit Card Trust 5.232% due 08/26/2028 •	12,500	12,541

		23,428

HOME EQUITY OTHER 0.5%
ACE Securities Corp. Home Equity Loan Trust
5.323% due 05/25/2035 •	15	15
5.353% due 12/25/2034 •	328	292
Asset-Backed Securities Corp. Home Equity Loan Trust 4.913% due 11/25/2036 •	3,101	2,997
Bear Stearns Asset-Backed Securities Trust 5.235% due 02/25/2036 •	5,462	5,366
Countrywide Asset-Backed Certificates Trust
3.856% due 11/25/2034 •	2,519	2,237
5.233% due 11/25/2034 •	150	144
5.308% due 08/25/2034 •	5	5
5.488% due 12/25/2035 •	2,314	2,273
Fremont Home Loan Trust
4.593% due 01/25/2037 •	1,429	721
4.933% due 10/25/2036 •	5,172	2,048
GSAMP Trust 4.653% due 11/25/2036 •	678	322
Home Equity Mortgage Loan Asset-Backed Trust 4.743% due 11/25/2034 •	127	125
Morgan Stanley ABS Capital, Inc. Trust 5.488% due 07/25/2035 •	3,082	3,004
Option One Mortgage Loan Trust
4.593% due 01/25/2037 •	1,516	959
4.593% due 03/25/2037 •	1,223	827
Saxon Asset Securities Trust 4.763% due 09/25/2037 •	394	375
Soundview Home Loan Trust 5.403% due 10/25/2037 •	706	535
Structured Asset Securities Corp. Mortgage Loan Trust 6.167% due 04/25/2035 •	16	16

		22,261

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust 5.453% due 09/25/2046 •	204	176

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

OTHER ABS 6.7%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		3,500	3,512
ACHV ABS Trust
5.010% due 12/26/2031		760	760
5.070% due 10/27/2031		358	359
5.900% due 04/25/2031		188	190
Affirm Asset Securitization Trust 5.220% due 12/17/2029		1,000	1,002
Albacore Euro CLO Ltd. 4.174% due 07/15/2035 •	EUR	1,000	1,035
Anchorage Capital CLO Ltd. 5.756% due 10/15/2031 •		$1,127	1,128
Apex Credit CLO Ltd. 5.857% due 10/20/2031 •		1,320	1,323
Arbour CLO DAC 4.320% due 11/15/2037 •	EUR	2,000	2,073
Ares CLO Ltd. 5.967% due 04/17/2033 •		$1,600	1,603
Ares European CLO DAC 4.128% due 10/21/2034 •	EUR	1,500	1,557
Ascent Education Funding Trust 6.140% due 10/25/2050		$430	433
Atlas Senior Loan Fund Ltd.
5.973% due 04/22/2031 •		485	486
6.008% due 01/15/2031 •		150	150
Atlas Static Senior Loan Fund Ltd. 6.406% due 07/15/2030 •		368	369
Avoca CLO DAC
3.994% due 01/12/2031 •	EUR	1,965	2,037
3.999% due 10/15/2032 •		8,421	8,708
Avoca Static CLO DAC 3.811% due 01/15/2035 •		1,000	1,036
Bain Capital Credit CLO Ltd.
5.485% due 10/21/2034 •		$4,000	4,000
5.836% due 10/23/2034 •		4,000	4,011
5.857% due 07/19/2034 •		2,600	2,607
5.877% due 07/16/2034 •		4,000	4,011
Bain Capital Euro CLO DAC
3.999% due 04/20/2032 •	EUR	714	741
4.235% due 07/17/2034 •		3,900	4,034
Barings CLO Ltd.
5.868% due 04/15/2031 •		$1,663	1,666
5.869% due 01/20/2031 •		507	509
Benefit Street Partners CLO Ltd. 5.979% due 01/20/2031 •		308	308
BHG Securitization Trust 5.320% due 10/17/2035		11	11
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	1,974	2,045
Blackrock European CLO DAC 4.195% due 07/17/2034 •		11,304	11,678
BlueMountain CLO Ltd.
5.816% due 10/25/2030 •		$750	751
5.998% due 07/15/2031 •		391	391
BNPP AM Euro CLO DAC 4.021% due 07/22/2032 •	EUR	6,396	6,596
Cairn CLO DAC 3.912% due 10/30/2030 •		1,740	1,803
Capital Street Master Trust 5.948% due 10/16/2028 •		$1,500	1,501
Carlyle U.S. CLO Ltd. 6.098% due 01/15/2030 •		181	182
CBAM Ltd. 5.999% due 04/20/2032 •		847	848
Cedar Funding CLO Ltd. 6.009% due 07/17/2031 •		661	662
College Avenue Student Loans LLC 6.469% due 05/25/2055 •		1,117	1,143
Contego CLO DAC 4.068% due 05/14/2032 •	EUR	9,293	9,629
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •		$2,257	2,260
CRB Securitization Trust 6.960% due 10/20/2033		316	319
CVC Cordatus Loan Fund DAC 3.803% due 08/15/2032 •	EUR	2,809	2,909
Dryden CLO Ltd. 5.968% due 07/15/2031 •		$1,091	1,094
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	2,978	2,996
Elevation CLO Ltd. 5.926% due 01/25/2035 •		$8,600	8,662

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		3,500	3,511
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		1,040	1,041
GreenSky Home Improvement Trust
5.067% due 10/27/2025		139	139
5.150% due 10/27/2059		1,000	993
5.250% due 10/27/2059		1,000	1,002
5.880% due 06/25/2059		393	396
Greywolf CLO Ltd. 6.047% due 01/27/2031 •		359	359
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •	EUR	2,000	2,070
Harvest CLO DAC 4.034% due 01/15/2032 •		5,046	5,217
Hayfin Emerald CLO 3.835% due 05/27/2034 •		28,300	29,103
ICG Euro CLO DAC 4.234% due 10/15/2034 •		8,000	8,287
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		$4,000	4,000
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		3,500	3,510
LCM LP
5.879% due 07/20/2030 •		69	69
5.919% due 07/20/2031 •		811	813
6.048% due 10/15/2031 •		367	368
LCM Ltd.
5.859% due 03/20/2030 •		143	143
5.897% due 07/20/2034 •		2,000	2,006
5.959% due 04/20/2031 •		553	553
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		1,445	1,407
4.000% due 05/15/2028		3,090	3,012
M&T Equipment Notes 4.990% due 08/18/2031		1,000	1,003
Man GLG Euro CLO DAC 3.989% due 10/15/2032 •	EUR	1,508	1,563
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		$176	176
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		1,000	1,004
Navient Private Education Loan Trust
5.962% due 07/16/2040 •		1,396	1,400
6.112% due 10/15/2031 •		909	910
6.212% due 11/15/2030 •		896	900
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		6,521	5,849
1.170% due 09/16/2069		277	254
6.112% due 11/15/2068 •		1,067	1,077
Navient Student Loan Trust 5.492% due 12/15/2059 •		4,176	4,174
North Westerly ESG CLO DAC 3.974% due 07/05/2032 •	EUR	9,639	9,977
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		$2,830	2,836
Ocean Trails CLO 5.956% due 10/15/2034 •		3,000	3,009
Octagon Investment Partners Ltd. 5.778% due 02/14/2031 •		847	850
OFSI BSL X Ltd. 5.824% due 04/20/2034 •		4,000	4,008
OneMain Financial Issuance Trust 5.358% due 06/16/2036 •		1,200	1,204
Oportun Issuance Trust 5.860% due 02/09/2032		761	763
OZLME DAC 3.892% due 07/27/2032 •	EUR	2,858	2,960
Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		$412	412
5.092% due 07/15/2032		500	500
5.183% due 06/15/2032		500	500
5.331% due 01/15/2032		331	332
6.093% due 11/15/2031		278	281
6.117% due 12/15/2031		331	335
6.258% due 10/15/2031		249	250
6.278% due 10/15/2031		254	256
6.660% due 07/15/2031		223	226
Palmer Square European Loan Funding DAC
3.904% due 10/15/2031 •	EUR	1,672	1,730
3.914% due 07/15/2031 •		1,010	1,047
4.338% due 05/15/2034 •		1,600	1,657
Penta CLO DAC 4.036% due 01/25/2033 •		3,500	3,628
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		$1,000	982

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Providus CLO DAC
3.823% due 02/15/2035 •	EUR	5,300	5,464
4.344% due 10/15/2038 •		1,000	1,037
Rad CLO Ltd. 6.016% due 07/24/2032 •		$1,439	1,439
Reach ABS Trust 5.880% due 07/15/2031		360	362
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		4,000	4,014
SLM Private Education Loan Trust 9.262% due 10/15/2041 •		1,265	1,312
SMB Private Education Loan Trust
5.090% due 10/16/2056		958	954
5.242% due 01/15/2053 •		1,582	1,563
5.303% due 09/15/2054 •		196	195
5.312% due 02/15/2036 •		1,831	1,827
5.312% due 01/15/2053 •		11,603	11,562
Sound Point CLO Ltd. 6.044% due 04/18/2031 •		995	997
St Paul's CLO DAC 4.104% due 04/15/2033 •	EUR	8,000	8,285
Symphony CLO Ltd.
5.812% due 04/18/2033 •		$4,000	4,013
5.826% due 01/23/2032 •		871	874
TIAA CLO Ltd. 5.757% due 01/20/2032 •		1,674	1,676
Trinitas CLO Ltd. 5.966% due 01/25/2034 •		1,000	1,002
TSTAT Ltd. 5.767% due 07/20/2037 •		592	592
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	1,000	1,036
Upstart Pass-Through Trust 3.800% due 04/20/2030		$204	202
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		222	214
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •		1,938	1,942
Voya CLO Ltd.
5.898% due 06/07/2030 •		257	258
6.128% due 10/15/2030 •		133	133
Voya Euro CLO DAC 4.104% due 04/15/2033 •	EUR	11,000	11,389

			291,522

Total Asset-Backed Securities (Cost $602,156)			613,555

SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	215,000	33,783
0.000% due 07/01/2025 (d)		202,845	30,804
0.000% due 10/01/2025 (d)		74,500	10,876
Israel Government International Bond 1.750% due 08/31/2025	ILS	500	135
Mexico Government International Bond 4.000% due 08/24/2034 (f)	MXN	35,890	1,529
New Zealand Government International Bond 2.000% due 09/20/2025 (f)	NZD	2,765	1,546

Total Sovereign Issues (Cost $87,033)			78,673

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA		46,500	328

Total Common Stocks (Cost $91)			328

		OUNCES
COMMODITIES 13.3%
Gold Warehouse Receipts		205,030	537,188
Silver Warehouse Receipts		1,643,850	47,408

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Total Commodities (Cost $384,435)		584,596

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 58.7%
COMMERCIAL PAPER 4.7%
Alimentation Couche-Tard, Inc.
4.700% due 01/08/2025	$5,050	5,045
4.700% due 01/22/2025	700	698
4.720% due 01/14/2025	950	948
American Electric Power Co., Inc. 4.670% due 01/21/2025	3,500	3,491
Avangrid, Inc. 4.720% due 01/07/2025	21,620	21,601
Bacardi-Martini BV
4.830% due 01/22/2025	5,650	5,634
4.880% due 01/15/2025	2,450	2,445
Canadian Natural Resources Ltd. 4.880% due 01/16/2025	4,290	4,281
Cencora, Inc. 4.750% due 01/24/2025	450	449
Conagra Brands, Inc. 4.820% due 01/17/2025	7,050	7,034
Consolidated Edison Co. of New York, Inc. 4.700% due 01/13/2025	16,270	16,244
Constellation Brands, Inc.
4.740% due 01/17/2025	5,900	5,887
4.900% due 01/10/2025	400	399
4.920% due 01/10/2025	800	799
4.920% due 01/13/2025	450	449
4.950% due 01/06/2025	1,200	1,199
4.950% due 01/07/2025	2,180	2,178
Crown Castle, Inc.
4.850% due 01/21/2025	11,390	11,358
4.990% due 01/16/2025	22,380	22,332
CVS Health Corp. 5.250% due 01/31/2025	15,940	15,875
Dell International LLC
4.700% due 01/10/2025	6,700	6,692
4.730% due 01/03/2025	4,700	4,698
4.730% due 01/07/2025	14,210	14,198
DTE Electric Co. 4.650% due 01/10/2025	1,030	1,029
Edison International 4.830% due 01/15/2025	1,850	1,846
Enbridge US, Inc. 4.710% due 01/14/2025	740	739
Enel Finance America LLC 4.720% due 01/24/2025	750	748
Experian Finance PLC 4.700% due 02/12/2025	850	845
Hyundai Capital America
4.720% due 01/03/2025	5,500	5,498
4.720% due 01/09/2025	5,800	5,793
Jabil, Inc. 4.870% due 01/06/2025	9,050	9,042
Jones Lang LaSalle Finance BV 4.700% due 01/16/2025	730	729
Marriott International, Inc. 4.660% due 02/03/2025	2,120	2,111
Public Service Enterprise Group, Inc. 4.740% due 01/06/2025	4,700	4,696
Rogers Communications, Inc. 4.930% due 01/23/2025	6,100	6,082
Southern California Edison Co.
4.950% due 01/06/2025	1,130	1,129
5.000% due 01/07/2025	2,150	2,148
Targa Resources Corp. 4.800% due 01/15/2025	1,930	1,926
Virginia Electric & Power Co.
4.690% due 01/13/2025	1,780	1,777
4.700% due 01/07/2025	700	699
Volkswagen Financial Services
4.720% due 01/28/2025	3,190	3,179

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

4.750% due 01/06/2025		2,850	2,848

			206,798

REPURCHASE AGREEMENTS (g) 48.3%			2,122,917

CANADA TREASURY BILLS 2.0%
3.199% due 01/03/2025 (c)(d)	CAD	124,720	86,742

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/09/2025 (d)(e)	HUF	986,000	2,480

JAPAN TREASURY BILLS 1.9%
0.006% due 01/14/2025 (c)(d)	JPY	13,060,000	82,999

U.S. TREASURY BILLS 1.7%
4.361% due 01/16/2025 - 03/20/2025 (c)(d)(i)(k)		$76,597	75,972

Total Short-Term Instruments (Cost $2,582,944)			2,577,908

Total Investments in Securities (Cost $4,842,111)			5,020,177

		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short Asset Portfolio		17,428,011	170,690
PIMCO Short-Term Floating NAV Portfolio III		2,449,960	23,855

Total Short-Term Instruments (Cost $196,969)			194,545

Total Investments in Affiliates (Cost $196,969)			194,545

Total Investments 118.7% (Cost $5,039,080)			$5,214,722
Financial Derivative Instruments (h)(j) 1.3%(Cost or Premiums, net $704)			55,741
Other Assets and Liabilities, net (20.0)%			(879,014)

Net Assets 100.0%			$4,391,449

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Coupon represents a yield to maturity.
(f)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	3.270%	12/27/2024	01/03/2025	CAD	80,000	Province of Ontario 4.150% due 06/02/2034		$(57,461)	$55,654	$55,684
BOS	4.520	12/31/2024	01/02/2025		$53,900	U.S. Treasury Notes 4.125% due 10/31/2029		(54,884)	53,900	53,914
	4.550	12/31/2024	01/02/2025		35,300	U.S. Treasury Notes 4.250% due 06/30/2029		(35,955)	35,300	35,309
					61,100	U.S. Treasury Notes 4.250% due 06/30/2029		(62,234)	61,100	61,115
	4.550	01/02/2025	01/03/2025		646,600	U.S. Treasury Notes 4.250% due 02/28/2029		(659,458)	646,600	646,600
	4.650	12/31/2024	01/02/2025		645,700	U.S. Treasury Notes 4.250% due 02/28/2029		(658,540)	645,700	645,867
BUS	3.270	12/27/2024	01/03/2025	CAD	30,000	Province of British Columbia 4.300% due 06/18/2042		(21,421)	20,870	20,881
					40,000	Province of Ontario 2.900% due 06/02/2049		(28,751)	27,827	27,842
	3.270	12/30/2024	01/06/2025		210,000	Province of Alberta 3.050% due 12/01/2048		(150,373)	146,092	146,131
	3.270	12/31/2024	01/07/2025		50,000	Province of Ontario 2.800% due 06/02/2048		(35,757)	34,784	34,790
CEW	3.270	12/30/2024	01/06/2025		210,000	Province of Ontario 2.700% due 06/02/2029		(34,342)	146,092	146,131
						Province of Quebec 3.250% - 5.000% due 09/01/2032 - 12/01/2038		(115,811)
	3.270	12/31/2024	01/07/2025		50,000	Province of Quebec 3.600% due 09/01/2033		(35,752)	34,784	34,790
DEU	4.290	12/31/2024	01/02/2025		$7,000	U.S. Treasury Bonds 4.750% due 11/15/2053		(7,177)	7,000	7,002
JPS	4.570	07/30/2024	TBD(2)		165,473	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041		(163,055)	165,473	169,036
TOR	3.250	12/31/2024	01/07/2025	CAD	20,000	Province of Alberta 3.900% due 12/01/2033		(14,235)	13,914	13,917
					40,000	Province of Alberta 3.900% due 12/01/2033		(28,470)	27,827	27,832

Total Repurchase Agreements								$(2,163,676)	$2,122,917	$2,126,841

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Uniform Mortgage-Backed Security, TBA						3.500%	02/01/2055	$14,500	$(12,778)	$(12,824)
Uniform Mortgage-Backed Security, TBA						5.500	01/01/2055	111,800	(110,648)	(110,336)
Uniform Mortgage-Backed Security, TBA						5.500	02/01/2055	5,100	(5,066)	(5,029)

Total Short Sales (2.9)%									$(128,492)	$(128,189)

Cash of $665 has been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)								Includes accrued interest.
(2)								Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(487) at a weighted average interest rate of 4.472%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Gold February 2025 Futures		$2,700.000	01/28/2025	50	$5	$(141)	$(88)
Call - CME Gold February 2025 Futures		2,750.000	01/28/2025	50	5	(102)	(42)
Call - CME Gold February 2025 Futures		2,800.000	01/28/2025	80	8	(152)	(33)
Call - CME Gold February 2025 Futures		2,850.000	01/28/2025	70	7	(136)	(15)
Call - CME Gold February 2025 Futures		2,900.000	01/28/2025	50	5	(40)	(7)
Call - NYMEX Crude Oil February 2025 Futures		74.000	01/15/2025	20	20	(10)	(11)
Call - NYMEX Crude Oil February 2025 Futures		80.000	01/15/2025	50	50	(81)	(5)
Call - NYMEX Crude Oil February 2025 Futures		82.000	01/15/2025	60	60	(94)	(5)
Call - NYMEX Crude Oil February 2025 Futures		83.000	01/15/2025	80	80	(108)	(6)
Call - NYMEX Crude Oil February 2025 Futures		84.000	01/15/2025	50	50	(73)	(3)
Call - NYMEX Crude Oil February 2025 Futures		85.000	01/15/2025	80	80	(85)	(5)
Call - NYMEX Crude Oil March 2025 Futures		75.000	02/14/2025	50	50	(49)	(63)
Call - NYMEX Crude Oil March 2025 Futures		76.000	02/14/2025	60	60	(45)	(61)
Call - NYMEX Crude Oil March 2025 Futures		76.500	02/14/2025	60	60	(47)	(55)
Call - NYMEX Crude Oil March 2025 Futures		77.000	02/14/2025	30	30	(29)	(25)
Call - NYMEX Crude Oil March 2025 Futures		78.000	02/14/2025	50	50	(27)	(34)
Call - NYMEX Crude Oil March 2025 Futures		78.500	02/14/2025	50	50	(33)	(31)
Call - NYMEX Crude Oil March 2025 Futures		79.000	02/14/2025	50	50	(22)	(28)
Call - NYMEX Crude Oil March 2025 Futures		80.000	02/14/2025	50	50	(37)	(24)

						$(1,311)	$(541)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil April 2025 Futures		$80.000	02/25/2025	28	$28	$(34)	$(30)
Call - ICE Crude Oil April 2025 Futures		81.000	02/25/2025	82	82	(78)	(75)
Call - ICE Crude Oil April 2025 Futures		82.000	02/25/2025	50	50	(44)	(40)
Call - ICE Crude Oil April 2025 Futures		85.000	02/25/2025	50	50	(44)	(27)
Call - ICE Crude Oil April 2025 Futures		87.000	02/25/2025	50	50	(26)	(21)
Call - ICE Crude Oil April 2025 Futures		90.000	02/25/2025	100	100	(47)	(33)
Call - ICE Crude Oil March 2025 Futures		80.000	01/28/2025	100	100	(123)	(44)
Call - ICE Crude Oil March 2025 Futures		85.000	01/28/2025	100	100	(79)	(20)
Call - ICE Crude Oil March 2025 Futures		90.000	01/28/2025	150	150	(82)	(23)

						$(557)	$(313)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Gold March 2025 Futures		$2,800.000	02/25/2025	60	$6	$(114)	$(108)
Call - CME Gold March 2025 Futures		2,850.000	02/25/2025	40	4	(65)	(45)
Call - CME Gold March 2025 Futures		2,900.000	02/25/2025	100	10	(126)	(74)
Call - CME Gold March 2025 Futures		3,000.000	02/25/2025	40	4	(63)	(14)
Call - CME Gold March 2025 Futures		3,100.000	02/25/2025	20	2	(14)	(4)

						$(382)	$(245)

Total Written Options						$(2,250)	$(1,099)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2025	50	$5,783		$(22)	$0	$(62)
Arabica Coffee March Futures	03/2025	110	13,190		2,201	0	(52)
Arabica Coffee May Futures	05/2025	74	8,737		250	20	(44)
Brent Crude August Futures	06/2025	317	23,122		332	203	0
Brent Crude December Futures	10/2026	439	30,638		489	206	0
Brent Crude July Futures	05/2025	614	44,976		(214)	393	0
Brent Crude June Futures	04/2025	739	54,361		965	480	0
Brent Crude March Futures	01/2025	347	25,900		703	226	0
Brent Crude October Futures	08/2025	652	47,166		1,245	404	0
Brent Crude September Futures	07/2025	640	46,483		790	397	0
California Carbon Allowance December Futures	12/2025	3,533	128,283		(11,005)	283	0
Cocoa March Futures	03/2025	41	4,787		892	69	0
Cocoa May Futures	05/2025	199	21,704		11,097	2,402	0
Copper March Futures	03/2025	12	2,626		(211)	0	(211)
Copper May Futures	05/2025	2	441		(10)	0	(10)
Corn July Futures	07/2025	202	4,734		94	56	0
Corn May Futures	05/2025	51	1,188		40	15	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

European Climate Exchange March Futures	03/2025	108	8,007	265	152	0
Hard Red Winter Wheat March Futures	03/2025	897	25,082	(1,038)	157	0
Hard Red Winter Wheat May Futures	05/2025	10	284	1	2	0
Henry Hub Natural Gas March Futures	02/2027	11	103	0	0	0
Henry Hub Natural Gas March Futures	02/2030	153	1,328	46	0	(20)
Henry Hub Natural Gas March Futures	02/2031	74	602	(22)	0	(13)
Henry Hub Natural Gas April Futures	03/2027	10	83	(11)	0	0
Henry Hub Natural Gas April Futures	03/2030	145	1,081	(134)	0	(30)
Henry Hub Natural Gas April Futures	03/2031	71	500	(99)	0	(6)
Henry Hub Natural Gas August Futures	07/2027	11	101	(2)	0	0
Henry Hub Natural Gas August Futures	07/2030	153	1,247	(36)	0	(46)
Henry Hub Natural Gas August Futures	07/2031	74	585	(40)	0	(7)
Henry Hub Natural Gas December Futures	11/2027	11	120	16	0	0
Henry Hub Natural Gas December Futures	11/2030	153	1,511	228	0	(37)
Henry Hub Natural Gas December Futures	11/2031	74	719	94	0	(7)
Henry Hub Natural Gas February Futures	01/2027	8	89	14	0	0
Henry Hub Natural Gas February Futures	01/2030	134	1,391	268	5	0
Henry Hub Natural Gas February Futures	01/2031	66	655	98	0	(9)
Henry Hub Natural Gas January Futures	12/2026	11	131	28	0	0
Henry Hub Natural Gas January Futures	12/2029	153	1,686	403	15	0
Henry Hub Natural Gas January Futures	12/2030	74	781	156	0	(10)
Henry Hub Natural Gas July Futures	06/2027	11	100	(3)	0	0
Henry Hub Natural Gas July Futures	06/2030	153	1,237	(45)	0	(45)
Henry Hub Natural Gas July Futures	06/2031	74	578	(47)	0	(7)
Henry Hub Natural Gas June Futures	05/2027	10	87	(7)	0	0
Henry Hub Natural Gas June Futures	05/2030	145	1,124	(92)	0	(36)
Henry Hub Natural Gas June Futures	05/2031	71	527	(72)	0	(6)
Henry Hub Natural Gas May Futures	04/2027	11	92	(11)	0	0
Henry Hub Natural Gas May Futures	04/2030	153	1,138	(145)	0	(32)
Henry Hub Natural Gas May Futures	04/2031	74	524	(101)	0	(7)
Henry Hub Natural Gas November Futures	10/2027	10	99	5	0	0
Henry Hub Natural Gas November Futures	10/2030	145	1,271	55	0	(45)
Henry Hub Natural Gas November Futures	10/2031	71	614	15	0	(6)
Henry Hub Natural Gas October Futures	09/2027	11	102	(1)	0	0
Henry Hub Natural Gas October Futures	09/2030	153	1,248	(35)	0	(47)
Henry Hub Natural Gas October Futures	09/2031	74	594	(31)	0	(7)
Henry Hub Natural Gas September Futures	08/2027	10	91	(3)	0	0
Henry Hub Natural Gas September Futures	08/2030	145	1,167	(49)	0	(44)
Henry Hub Natural Gas September Futures	08/2031	71	556	(43)	0	(6)
Iron Ore February Futures	02/2025	783	7,869	(69)	26	0
Iron Ore March Futures	03/2025	1,320	13,208	(187)	36	(1)
Live Cattle April Futures	04/2025	154	11,967	182	77	0
Live Cattle February Futures	02/2025	39	2,989	38	20	0
Long Gilt March Futures	03/2025	1	116	(3)	1	0
Natural Gas April Futures	03/2025	109	3,346	191	0	(155)
Natural Gas April Futures	03/2026	19	547	76	11	0
Natural Gas February Futures	01/2025	51	1,736	119	36	(5)
Natural Gas February Futures	01/2026	132	4,008	344	94	(18)
Natural Gas January Futures	12/2025	132	4,513	457	100	(16)
Natural Gas July Futures	06/2025	32	1,127	59	0	(34)
Natural Gas June Futures	05/2026	19	527	55	11	(2)
Natural Gas March Futures	02/2025	48	1,800	112	42	(4)
Natural Gas March Futures	02/2025	1,673	51,830	4,927	0	(2,928)
Natural Gas March Futures	02/2026	132	4,296	245	101	0
Natural Gas March Futures	02/2026	321	12,124	242	0	(202)
Natural Gas May Futures	04/2026	19	551	64	11	(3)
Natural Gas October Futures	09/2025	1,022	36,986	2,152	0	(869)
New York Harbor February Futures	01/2025	334	32,494	1,366	213	0
New York Harbor June Futures	05/2025	371	34,745	697	209	0
New York Harbor March Futures	02/2025	164	15,804	438	99	0
RBOB Gasoline April Futures	03/2025	273	25,541	(209)	250	0
RBOB Gasoline December Futures	11/2025	244	19,273	144	155	0
RBOB Gasoline February Futures	01/2025	335	28,269	465	267	0
RBOB Gasoline September Futures	08/2025	197	17,419	389	156	0
SINGM92U vs. BR1STL February Futures	02/2025	48	367	103	1	0
SINGM92U vs. BR1STL January Futures	01/2025	25	189	42	1	0
SINGM92U vs. BR1STL March Futures	03/2025	48	369	105	1	0
Soybean March Futures	03/2025	373	18,846	(44)	350	0
Soybean Meal March Futures	03/2025	1,091	34,574	2,033	556	0
Soybean November Futures	11/2025	72	3,691	60	61	0
Sugar No. 11 July Futures	06/2025	220	4,312	(254)	7	0
Sugar No. 11 May Futures	04/2025	54	1,080	(144)	4	0
U.S. Treasury 5-Year Note March Futures	03/2025	345	36,675	(195)	0	(32)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	96	10,686	(150)	0	(24)
UK Natural Gas February Futures	01/2025	5	214	15	4	0
UK Natural Gas March Futures	02/2025	25	1,166	79	26	0
WTI Crude August Futures	07/2025	656	45,585	1,464	420	0
WTI Crude December Futures	11/2026	237	15,580	88	100	0
WTI Crude February Futures	01/2025	4	287	2	2	0
WTI Crude July Futures	06/2025	686	47,910	754	453	0
WTI Crude October Futures	09/2025	296	20,368	183	181	0
WTI Crude September Futures	08/2025	1,219	84,294	1,315	768	0
Zinc March Futures	03/2025	98	7,302	(88)	40	(128)

				$24,923	$10,375	$(5,273)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2025	66	$(4,216)	$89	$93	$(4)
Brent Crude April Futures	02/2025	262	(19,451)	(629)	0	(176)
Brent Crude December Futures	10/2025	622	(44,666)	(967)	0	(373)
Brent Crude December Futures	10/2027	310	(21,322)	3	0	(121)
Brent Crude February Futures	12/2025	326	(23,241)	(479)	0	(186)
Brent Crude January Futures	11/2025	319	(22,821)	(269)	0	(185)
Brent Crude May Futures	03/2025	319	(23,568)	(487)	0	(211)
Brent Crude November Futures	09/2025	307	(22,125)	303	0	(187)
Brent Dubai Swap April Futures	04/2025	41	(19)	(1)	0	(1)
Brent Dubai Swap June Futures	06/2025	50	(29)	(8)	0	(1)
Brent Dubai Swap March Futures	03/2025	130	(42)	85	0	(1)
Brent Dubai Swap May Futures	05/2025	50	(27)	(8)	0	(1)
Cocoa May Futures	05/2025	199	(21,970)	(10,449)	0	(629)
Copper March Futures	03/2025	3	(302)	5	5	0
Copper May Futures	05/2025	5	(507)	20	8	0
Corn December Futures	12/2025	259	(5,747)	(56)	0	(62)
Corn March Futures	03/2025	1,583	(36,290)	(2,485)	0	(495)
Cotton No. 2 July Futures	07/2025	228	(8,037)	134	10	0
Cotton No. 2 March Futures	03/2025	228	(7,798)	411	9	0
Cotton No. 2 May Futures	05/2025	58	(2,015)	34	3	0
Gas Oil June Futures	06/2025	773	(52,255)	(813)	0	(232)
Gas Oil March Futures	03/2025	220	(15,136)	(335)	0	(72)
Gold 100 oz. April Futures	04/2025	2,045	(545,197)	446	0	(3,363)
Gold 100 oz. February Futures	02/2025	288	(76,061)	816	0	(630)
Hard Red Winter Wheat July Futures	07/2025	247	(7,114)	8	0	(37)
Henry Hub Natural Gas April Futures	03/2026	70	(601)	33	8	0
Henry Hub Natural Gas August Futures	07/2026	73	(689)	(28)	7	0
Henry Hub Natural Gas December Futures	11/2026	73	(814)	(152)	1	0
Henry Hub Natural Gas February Futures	01/2026	64	(695)	(115)	8	0
Henry Hub Natural Gas January Futures	12/2025	73	(850)	(189)	9	0
Henry Hub Natural Gas July Futures	06/2026	73	(683)	(22)	7	0
Henry Hub Natural Gas June Futures	05/2026	70	(630)	4	8	0
Henry Hub Natural Gas March Futures	02/2026	73	(689)	(28)	12	0
Henry Hub Natural Gas May Futures	04/2026	73	(633)	28	9	0
Henry Hub Natural Gas November Futures	10/2026	70	(710)	(75)	5	0
Henry Hub Natural Gas October Futures	09/2026	73	(696)	(35)	7	0
Henry Hub Natural Gas September Futures	08/2026	70	(656)	(21)	7	0
Lead March Futures	03/2025	172	(8,377)	315	315	0
Lean Hogs April Futures	04/2025	275	(9,523)	364	52	0
Lean Hogs February Futures	02/2025	73	(2,374)	98	9	0
Natural Gas April Futures	03/2025	23	(831)	(114)	2	(18)
Natural Gas August Futures	07/2025	151	(5,556)	(649)	15	(114)
Natural Gas February Futures	01/2025	1,192	(43,305)	(3,926)	3,563	0
Natural Gas January Futures	12/2025	1,343	(62,530)	(3,258)	685	0
Natural Gas July Futures	06/2025	151	(5,576)	(668)	14	(116)
Natural Gas June Futures	05/2025	23	(826)	(108)	2	(17)
Natural Gas May Futures	04/2025	369	(11,649)	(897)	446	0
Natural Gas May Futures	04/2025	23	(855)	(114)	2	(18)
Natural Gas September Futures	08/2025	151	(5,385)	(637)	18	(107)
Nickel March Futures	03/2025	73	(6,703)	206	209	(3)
Palladium March Future	03/2025	27	(2,456)	206	0	(23)
Platinum April Futures	04/2025	85	(3,870)	220	40	0
RBOB Gasoline June Futures	05/2025	279	(25,923)	221	0	(261)
RBOB Gasoline October Futures	09/2025	197	(16,132)	(273)	0	(134)
Robusta Coffee March Futures	03/2025	310	(15,113)	11	143	0
Robusta Coffee May Futures	05/2025	125	(6,006)	61	44	(4)
Rotterdam Coal April Futures	04/2025	7	(779)	31	0	(13)
Rotterdam Coal June Futures	06/2025	7	(784)	25	0	(12)
Rotterdam Coal May Futures	05/2025	7	(781)	29	0	(12)
Silver March Futures	03/2025	171	(25,002)	1,995	145	0
SNG KEROS vs. SNG GA April Futures	04/2025	56	53	26	1	0
SNG KEROS vs. SNG GA August Futures	08/2025	60	37	17	1	0
SNG KEROS vs. SNG GA February Futures	02/2025	15	20	16	2	0
SNG KEROS vs. SNG GA July Futures	07/2025	60	43	23	1	0
SNG KEROS vs. SNG GA June Futures	06/2025	56	46	19	1	0
SNG KEROS vs. SNG GA March Futures	03/2025	50	51	17	1	0
SNG KEROS vs. SNG GA May Futures	05/2025	56	50	23	4	0
SNG KEROS vs. SNG GA September Futures	09/2025	60	31	11	0	0
Soybean July Futures	07/2025	159	(8,226)	(201)	0	(151)
Soybean May Futures	05/2025	41	(2,096)	(23)	0	(39)
Soybean Meal July Futures	07/2025	151	(4,947)	(322)	0	(80)
Soybean Meal May Futures	05/2025	38	(1,226)	(55)	0	(21)
Soybean Oil July Futures	07/2025	69	(1,695)	42	0	(5)
Soybean Oil March Futures	03/2025	128	(3,100)	329	0	(5)
Soybean Oil May Futures	05/2025	17	(415)	14	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2025	319	(34,691)	519	70	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	262	(31,153)	934	115	0
Wheat July Futures	07/2025	118	(3,360)	(66)	0	(16)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Wheat March Futures	03/2025	1,153	(31,794)	2,395	0	(187)
Wheat May Futures	05/2025	48	(1,350)	(39)	0	(8)
WTI Crude April Futures	03/2025	328	(23,242)	(919)	0	(230)
WTI Crude December Futures	11/2025	350	(23,867)	612	0	(207)
WTI Crude December Futures	11/2027	145	(9,329)	38	0	(43)
WTI Crude February Futures	01/2026	192	(12,979)	(166)	0	(110)
WTI Crude January Futures	12/2025	382	(25,930)	(289)	0	(222)
WTI Crude June Futures	05/2025	1,450	(101,747)	(2,298)	0	(969)
WTI Crude June Futures	05/2026	99	(6,610)	(43)	0	(49)
WTI Crude March Futures	02/2025	452	(32,205)	(397)	0	(325)
WTI Crude May Futures	04/2025	386	(27,213)	(565)	0	(262)
WTI Crude November Futures	10/2025	343	(23,496)	(331)	0	(213)

$(22,773)	$6,116	$(10,962)

Total Futures Contracts	$2,150	$16,491	$(16,235)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.299%	$1,100	$8	$0	$8	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	4,200	54	(1)	53	0	0
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	2,100	6	3	9	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	3,200	19	4	23	1	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	500	3	1	4	0	0

$90	$7	$97	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$15,700	1,199	(413)	786	6	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(6,718)	(4,553)	0	(24)

$3,364	$(7,130)	$(3,766)	$6	$(24)

Total Swap Agreements	$3,454	$(7,123)	$(3,669)	$7	$(24)

(i)

Securities with an aggregate market value of $84,387 and cash of $22,784 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $1 and liability of $(11) is outstanding at period end.
(2)	Unsettled variation margin asset of $103 and liability of $(1,598) for closed futures is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	NZD	2,341	$1,379	$69	$0
BOA	01/2025	CAD	81,500	57,346	647	0
01/2025	$2,232	CAD	3,126	0	(56)
BPS	01/2025	CAD	496,287	$344,963	326	(674)
01/2025	EUR	1,734	1,838	41	0
01/2025	HUF	756,636	1,900	1	(6)
01/2025	MXN	2,231	110	4	0
03/2025	4,475	218	6	0
10/2025	BRL	11,300	1,852	138	0
BRC	01/2025	CAD	21,719	15,129	30	(18)
01/2025	GBP	37,438	47,135	271	0
01/2025	JPY	13,060,000	90,314	7,243	0
01/2025	$17,172	CAD	24,620	8	(44)
01/2025	5,840	EUR	5,513	0	(126)
01/2025	24,924	GBP	19,791	0	(150)
BSH	04/2025	BRL	47,900	$8,484	845	0
CBK	01/2025	EUR	420	441	6	0
01/2025	GBP	949	1,190	2	0
01/2025	$4,284	CAD	6,163	5	0
01/2025	2,354	GBP	1,850	0	(38)
02/2025	BRL	26,351	$4,559	319	0
09/2025	ILS	497	131	0	(6)
DUB	01/2025	CAD	100,062	69,592	0	(32)
GLM	03/2025	$3,853	BRL	22,694	0	(221)
04/2025	BRL	163,400	$29,325	3,265	0
04/2025	DKK	51,300	7,584	422	0
07/2025	BRL	202,845	33,889	2,341	0
10/2025	58,100	9,526	710	0
IND	01/2025	$83	DKK	586	0	(1)
JPM	01/2025	25	HUF	9,780	0	0
04/2025	BRL	3,700	$658	68	0
MBC	01/2025	CAD	70,044	48,701	0	(30)
01/2025	EUR	158,369	166,864	2,739	0
01/2025	$5,751	CAD	8,095	0	(117)
01/2025	1,468	EUR	1,411	0	(5)
01/2025	4,818	GBP	3,825	0	(30)
MYI	01/2025	28	DKK	197	0	(1)
04/2025	DKK	104,100	$15,369	837	0
10/2025	BRL	5,100	832	58	0
RBC	01/2025	CAD	1,025	732	18	0
RYL	01/2025	1,797	1,248	0	(3)
01/2025	HUF	237,876	600	1	0
SCX	01/2025	CAD	125,422	87,613	356	0
01/2025	$1,818	GBP	1,450	0	(3)
UAG	01/2025	CAD	960	$667	0	(1)
01/2025	$1,185	GBP	931	0	(20)
04/2025	DKK	49,500	$7,302	392	0

Total Forward Foreign Currency Contracts	$21,168	$(1,582)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU «	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(264)

Total Written Options	$(496)	$(264)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EUROBOBCO	$8.350	Maturity	03/31/2025	60,000	$0	$(35)	$0	$(35)
Receive	EUROBOBCO	11.350	Maturity	09/30/2025	30,000	(1)	19	18	0
Receive	EUROBOBCO	5.050	Maturity	12/31/2025	45,000	0	14	14	0
Receive	EUROBOBCO	7.800	Maturity	12/31/2025	240,000	0	541	541	0
CBK	Pay	NYMEX Natural Gas September Futures	3.124	Maturity	01/31/2025	930,000	0	2,141	2,141	0
Pay	NYMEX Natural Gas September Futures	3.186	Maturity	01/31/2025	930,000	0	2,083	2,083	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

	Pay	NYMEX Natural Gas September Futures		3.374	Maturity	01/31/2025	620,000	0	1,273	1,273	0
JPM	Pay	EUROBOBCO		8.600	Maturity	03/31/2025	15,000	0	(5)	0	(5)
	Receive	EUROBOBCO		7.600	Maturity	12/31/2025	60,000	0	147	147	0
MAC	Receive	PIMCODBU Index		0.000	Monthly	03/17/2025	742,190	0	(4)	0	(4)
MYC	Pay	NYMEX Natural Gas September Futures		3.114	Maturity	01/31/2025	310,000	0	719	719	0
	Pay	NYMEX Natural Gas September Futures		3.353	Maturity	01/31/2025	620,000	0	1,291	1,291	0

								$(1)	$8,184	$8,227	$(44)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond		1.000%	Quarterly	06/20/2025	0.216%	$400	$1	$1	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$87	$(4)	$4	$0	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	271,752	0.120% (SOFRINDX)	Monthly	02/18/2025	$34,531	$0	$11	$11	$0
	Receive	CSIXTR Index	73,720	4.395% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	505,996	0	3,022	3,022	0
CIB	Receive	CSIXTR Index	23,439	4.395% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	160,880	0	961	961	0
	Receive	PIMCODB Index	404,359	0.000%	Monthly	02/18/2025	79,934	0	(396)	0	(396)
GST	Receive	BCOMF1NTC Index	198,480	4.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	68,492	0	114	114	0
	Receive	BCOMF1TC Index	44,060	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	16,647	0	103	103	0
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/18/2025	40,108	0	543	543	0
	Receive	CSIXTR Index	65,120	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	446,972	0	2,673	2,673	0
	Pay	SPGCINP Index	60,852	(0.070)%	Monthly	02/18/2025	12,528	0	273	273	0
JPM	Pay	BCOMTR Index	2,100,289	4.125% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	497,303	0	(2,935)	0	(2,935)
	Receive	BCOMF1TC Index	2,442,024	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	482,572	0	2,979	2,979	0
	Receive	CSIXTR Index	52,983	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	363,665	0	2,174	2,174	0
	Receive	JMABNIC5 Index	704,592	0.000%	Monthly	02/18/2025	123,734	0	323	323	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025	995	0	3	3	0
	Receive	JMABFNJ2 Index	90,193	0.000%	Monthly	01/30/2026	9,546	0	0	0	0
MAC	Receive	CSIXTR Index	12,176	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	83,575	0	499	499	0
	Receive	PIMCODB Index	1,238,131	0.000%	Monthly	02/18/2025	234,935	0	(1,269)	0	(1,269)
MEI	Receive	BCOMCT3 Index	102,320	0.100% (SOFRINDX)	Monthly	02/18/2025	7,694	0	(80)	0	(80)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	CSIXTR Index	137,179	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	941,567	0	5,640	5,640	0
RBC	Receive	CSIXTR Index	58,058	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	398,500	0	2,385	2,385	0
SOG	Receive	CSIXTR Index	72,383	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	496,823	0	2,969	2,969	0
UAG	Receive	CSIXTR Index	75,986	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	521,550	0	3,127	3,127	0

$0	$23,119	$27,799	$(4,680)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)	4.080%	Maturity	10/16/2025	$70,058	$0	$1,175	$1,175	$0
Pay	GOLDLNPM Index(7)	4.203	Maturity	10/22/2025	13,557	0	241	241	0
Pay	GOLDLNPM Index(7)	6.325	Maturity	04/10/2026	162,405	0	6,055	6,055	0

$0	$7,471	$7,471	$0

Total Swap Agreements	$(4)	$38,779	$43,499	$(4,724)

(k)

Securities with an aggregate market value of $5,936 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$345,300	$0	$345,300
Industrials	0	41,417	0	41,417
Utilities	0	20,756	0	20,756
U.S. Government Agencies	0	398,420	7,251	405,671
U.S. Treasury Obligations	0	228,232	0	228,232
Non-Agency Mortgage-Backed Securities	0	122,641	1,100	123,741
Asset-Backed Securities
Automobile ABS Other	0	31,204	0	31,204
Automobile Sequential	0	172,245	0	172,245
CMBS Other	0	33,628	0	33,628
Credit Card Bullet	0	39,091	0	39,091
Credit Card Other	0	23,428	0	23,428
Home Equity Other	0	22,261	0	22,261
Whole Loan Collateral	0	176	0	176
Other ABS	0	291,522	0	291,522
Sovereign Issues	0	78,673	0	78,673
Common Stocks
Financials	328	0	0	328
Commodities	0	584,596	0	584,596
Short-Term Instruments

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Commercial Paper	0	206,798	0	206,798
Repurchase Agreements	0	2,122,917	0	2,122,917
Canada Treasury Bills	0	86,742	0	86,742
Hungary Treasury Bills	0	2,480	0	2,480
Japan Treasury Bills	0	82,999	0	82,999
U.S. Treasury Bills	0	75,972	0	75,972

	$328	$5,011,498	$8,351	$5,020,177
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194,545	$0	$0	$194,545

Total Investments	$194,873	$5,011,498	$8,351	$5,214,722

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(128,189)	$0	$(128,189)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,306	192	0	16,498
Over the counter	0	57,160	7,507	64,667

	$16,306	$57,352	$7,507	$81,165
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,278)	(80)	0	(17,358)
Over the counter	0	(6,570)	0	(6,570)

	$(17,278)	$(6,650)	$0	$(23,928)

Total Financial Derivative Instruments	$(972)	$50,702	$7,507	$57,237

Totals	$193,901	$4,934,011	$15,858	$5,143,770

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.3% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$494
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,287	481
2.000% due 10/01/2053		10,267	1,218
2.500% due 10/01/2047		10	1
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		80	9
1.500% due 10/01/2053		17,418	1,948
2.000% due 10/01/2053		5,094	605
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		1,494	150
2.000% due 10/01/2053		19	2
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
2.000% due 10/01/2053		4,290	473
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	400	396
4.205% (EUR003M + 1.000%) due 01/16/2026 ~		400	415
6.373% due 07/15/2026 •		$250	252
7.750% due 03/01/2029 •	EUR	400	472

			6,921

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$900	880

Total Corporate Bonds & Notes (Cost $9,413)			7,801

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
4.818% due 03/25/2036 •		33	32
5.128% due 02/25/2037 •		222	219
Freddie Mac
6.916% due 01/01/2034 •		32	32
7.065% due 06/01/2033 •		26	26
Ginnie Mae 5.461% due 08/20/2068 •		4,531	4,519
Ginnie Mae, TBA 3.500% due 02/01/2055		77,100	68,938
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		913	860
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055		140,789	128,735
4.500% due 01/01/2055 - 03/01/2055		119,200	112,064
5.500% due 02/01/2055		21,700	21,399
6.000% due 02/01/2055		128,300	128,791
6.500% due 02/01/2055		38,300	39,062

Total U.S. Government Agencies (Cost $505,300)			504,677

U.S. TREASURY OBLIGATIONS 80.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025		212,900	210,455
0.125% due 04/15/2026		98,906	96,549
0.125% due 07/15/2026		204,951	200,193
0.125% due 10/15/2026		258,237	251,105
0.125% due 04/15/2027 )(j)		6,037	5,788
0.125% due 01/15/2030		23,557	21,402
0.125% due 07/15/2030		82,674	74,542
0.125% due 01/15/2031		77,971	69,228
0.125% due 07/15/2031		72,998	64,283
0.250% due 07/15/2029		16,681	15,454
0.250% due 02/15/2050 (j)		614	358
0.375% due 07/15/2025 (j)		44,326	44,061

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

0.375% due 01/15/2027	266,060	258,022
0.375% due 07/15/2027	64,522	62,278
0.500% due 01/15/2028	52,469	50,170
0.625% due 01/15/2026	142,520	140,573
0.625% due 02/15/2043 (j)	577	423
0.750% due 07/15/2028	168,108	161,505
0.750% due 02/15/2042 (j)	5,029	3,857
0.750% due 02/15/2045 (j)	1,341	972
0.875% due 01/15/2029 (j)	155,142	148,163
0.875% due 02/15/2047	654	473
1.000% due 02/15/2046	4,663	3,515
1.125% due 01/15/2033	18,863	17,358
1.250% due 04/15/2028	121,762	118,661
1.375% due 07/15/2033	33,883	31,710
1.375% due 02/15/2044	7,693	6,407
1.625% due 10/15/2027	115,406	114,736
1.625% due 10/15/2029	40,730	40,058
1.750% due 01/15/2028	60,164	59,738
1.875% due 07/15/2034	101,303	98,188
2.125% due 04/15/2029	247,483	247,853
2.125% due 02/15/2040	3,943	3,808
2.125% due 02/15/2041 (j)	3,351	3,245
2.375% due 10/15/2028	72,760	73,905
2.500% due 01/15/2029	54,414	55,385
3.875% due 04/15/2029	15,651	16,792

Total U.S. Treasury Obligations (Cost $2,816,313)		2,771,213

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
5.544% due 10/25/2035 ~	93	87
5.798% due 09/25/2035 ~	210	183
Alliance Bancorp Trust 4.933% due 07/25/2037 •	1,400	1,197
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •	77	65
5.745% due 11/25/2046 •	4,592	1,192
BAMLL Commercial Mortgage Securities Trust 5.562% due 09/15/2038 •	3,100	2,957
Banc of America Funding Trust
4.473% due 01/20/2047 ~	2,842	2,409
4.899% due 05/20/2036 ~	91	80
5.065% due 05/20/2035 •	55	49
5.100% due 01/20/2047 ~	60	51
5.670% due 05/25/2035 ~	8	8
Banc of America Mortgage Trust
5.761% due 11/25/2035 ~	104	91
6.377% due 07/25/2035 ~	100	94
BCAP LLC Trust
4.620% due 04/26/2036 ~	485	422
4.793% due 01/25/2037 •	500	453
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	82	75
4.770% due 07/25/2036 ~	261	224
6.639% due 10/25/2035 ~	145	142
6.678% due 05/25/2033 ~	9	8
8.250% due 07/25/2034 ~	19	18
Bear Stearns ALT-A Trust
4.411% due 09/25/2047 ~	2,555	1,248
4.773% due 02/25/2034 •	187	175
5.151% due 09/25/2035 ~	142	82
6.613% due 09/25/2034 ~	62	60
Beast Mortgage Trust 5.698% due 02/15/2037 •	2,200	1,956
Chase Mortgage Finance Trust
4.687% due 03/25/2037 ~	392	354
4.827% due 12/25/2035 ~	50	46
4.914% due 09/25/2036 ~	281	223
CIM Trust
1.951% due 06/25/2057 ~	2,249	2,047
5.683% due 02/25/2049 •	75	73
Citigroup Mortgage Loan Trust
4.398% due 12/25/2035 ~	176	108
6.300% due 03/25/2036 •	18	17
6.830% due 09/25/2035 •	7	7
7.410% due 05/25/2035 •	22	22
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	129	109
Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •	2,215	1,751
4.680% due 12/20/2046 •	168	143
4.813% due 05/25/2047 •	727	681
4.873% due 07/25/2046 •	63	56
4.902% due 11/25/2035 ~	125	114
5.000% due 07/25/2035	628	350
5.500% due 07/25/2035	89	64

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

5.750% due 03/25/2037 •	179	93
5.825% due 12/25/2035 •	166	140
6.000% due 03/25/2037	179	62
6.500% due 08/25/2032	18	18
Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/20/2035 ~	5	5
4.937% due 09/25/2047 ~	201	181
5.093% due 03/25/2035 •	22	21
5.500% due 11/25/2035	53	28
5.500% due 04/25/2038	62	62
6.000% due 04/25/2036	264	127
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.603% due 09/29/2036 •	478	469
5.169% due 10/26/2036 ~	259	222
6.421% due 10/25/2037 ~	1,265	735
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	183	152
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.553% due 10/25/2036 •	45	37
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	1,584	605
GSR Mortgage Loan Trust
4.769% due 11/25/2035 ~	340	283
5.046% due 11/25/2035 ~	66	63
5.672% due 11/25/2035 ~	155	79
HarborView Mortgage Loan Trust
4.861% due 09/19/2037 •	42	36
4.890% due 01/19/2036 •	905	548
4.921% due 05/19/2035 •	257	248
6.027% due 08/19/2036 ~	18	18
IndyMac IMSC Mortgage Loan Trust 4.813% due 07/25/2047 •	1,082	707
IndyMac INDX Mortgage Loan Trust
4.251% due 09/25/2035 ~	133	108
4.789% due 06/25/2035 ~	48	45
4.833% due 09/25/2046 •	1,947	1,704
4.853% due 11/25/2046 •	217	192
5.013% due 07/25/2035 •	156	113
5.505% due 10/25/2034 ~	190	182
JP Morgan Alternative Loan Trust 4.913% due 12/25/2036 •	2,129	1,947
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •	286	272
JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~	138	127
5.067% due 08/25/2036 ~	61	48
5.623% due 11/25/2035 ~	88	70
5.906% due 07/25/2035 ~	34	32
6.100% due 06/25/2036 ~	327	228
6.687% due 06/25/2035 ~	12	12
Luminent Mortgage Trust 4.853% due 10/25/2046 •	322	288
MASTR Adjustable Rate Mortgages Trust 4.933% due 05/25/2037 •	238	96
Merrill Lynch Alternative Note Asset Trust
4.497% due 06/25/2037 ~	202	92
5.053% due 03/25/2037 •	610	146
Merrill Lynch Mortgage Investors Trust
4.324% due 05/25/2034 ~	74	65
5.184% due 06/25/2035 ~	104	99
5.360% due 09/25/2035 ~	59	47
6.602% due 05/25/2036 ~	5	5
Merrill Lynch Mortgage-Backed Securities Trust 4.297% due 04/25/2037 ~	577	497
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	448	428
4.500% due 05/25/2058 ~	57	55
Residential Accredit Loans, Inc. Trust
4.399% due 08/25/2035 ~	391	149
4.753% due 08/25/2035 •	406	299
4.833% due 12/25/2036 •	629	552
5.606% due 02/25/2036 ~	241	210
Residential Asset Securitization Trust
4.853% due 05/25/2035 •	714	444
6.500% due 09/25/2036	643	221
6.500% due 06/25/2037	11,861	2,421
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	412	317
6.092% due 09/25/2035 ~	824	537
6.500% due 03/25/2032	120	119
Sequoia Mortgage Trust
4.923% due 01/20/2047 ~	223	159
5.181% due 10/19/2026 •	5	5
Structured Adjustable Rate Mortgage Loan Trust
4.773% due 10/25/2035 •	364	343
5.171% due 02/25/2036 ~	187	97

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Structured Asset Mortgage Investments Trust
4.833% due 06/25/2036 •	66	64
4.873% due 04/25/2036 •	5	5
4.893% due 05/25/2046 •	2,475	883
4.981% due 07/19/2035 •	341	324
Towd Point Mortgage Trust 5.453% due 05/25/2058 •	2,911	2,980
Wachovia Mortgage Loan Trust LLC 4.215% due 08/20/2035 ~	67	61
WaMu Mortgage Pass-Through Certificates Trust
4.060% due 02/25/2037 ~	78	65
4.263% due 12/25/2046 •	409	349
4.584% due 08/25/2036 ~	51	45
4.860% due 09/25/2036 ~	526	439
5.565% due 01/25/2047 •	918	819
5.805% due 06/25/2046 •	69	63
5.825% due 08/25/2046 •	164	148
6.025% due 11/25/2042 •	40	38
6.325% due 11/25/2046 •	436	382
6.798% due 09/25/2033 ~	20	19
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	102	84
Wells Fargo Mortgage-Backed Securities Trust
6.153% due 04/25/2036 ~	163	157
7.610% due 10/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $55,181)		44,129

ASSET-BACKED SECURITIES 10.6%
CMBS OTHER 1.0%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	14,630	14,641
BPCRE Ltd. 6.775% due 01/16/2037 •	1,172	1,181
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •	6,556	6,602
MF1 Ltd. 6.196% due 12/15/2035 •	1,017	1,019
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	6,098	6,143
VMC Finance LLC 6.500% due 02/18/2039 •	5,543	5,557

		35,143

HOME EQUITY OTHER 2.8%
ABFC Trust 4.733% due 10/25/2036 •	3,059	2,779
ACE Securities Corp. Home Equity Loan Trust 4.573% due 10/25/2036 •	18	7
Argent Securities Trust
4.753% due 07/25/2036 •	3,972	3,472
4.773% due 05/25/2036 •	2,334	557
Bear Stearns Asset-Backed Securities Trust 5.403% due 10/25/2037 •	1,333	1,279
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	3,509	3,529
Citigroup Mortgage Loan Trust
4.613% due 01/25/2037 •	37	27
4.633% due 03/25/2037 •	8,642	7,259
4.803% due 03/25/2037 •	5,393	4,530
4.913% due 12/25/2036 •	912	610
Countrywide Asset-Backed Certificates Trust
3.856% due 11/25/2034 •	7,502	6,663
4.593% due 07/25/2037 •	2,522	2,317
4.853% due 09/25/2037 •	1,336	1,198
4.953% due 03/25/2037 •	2,250	2,123
Fremont Home Loan Trust 4.723% due 10/25/2036 •	427	380
GSAA Home Equity Trust 5.053% due 03/25/2037 •	497	197
GSAMP Trust
4.823% due 03/25/2047 •	2,437	1,913
4.973% due 02/25/2046 •	1,512	1,377
5.428% due 03/25/2035 •	1,017	960
Home Equity Asset Trust 5.128% due 02/25/2036 •	1,817	1,763
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •	1,505	1,133
HSI Asset Securitization Corp. Trust
4.753% due 07/25/2036 •	6,910	2,987
4.993% due 02/25/2036 •	785	773
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	47	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

4.733% due 06/25/2037 •		4,500	3,834
4.753% due 07/25/2036 •		12,082	5,145
MASTR Asset-Backed Securities Trust 4.753% due 10/25/2036 •		1,439	464
MASTR Specialized Loan Trust 5.193% due 01/25/2037 •		18,202	7,292
Morgan Stanley ABS Capital, Inc. Trust 4.513% due 05/25/2037 •		334	295
Morgan Stanley Mortgage Loan Trust 6.410% due 11/25/2036 þ		1,465	326
New Century Home Equity Loan Trust 5.218% due 02/25/2035 •		1,135	1,106
NovaStar Mortgage Funding Trust
4.793% due 11/25/2036 •		7,782	2,346
5.158% due 01/25/2036 •		344	342
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.478% due 12/25/2034 •		3,100	2,957
Popular ABS Mortgage Pass-Through Trust
4.763% due 06/25/2047 •		1,957	1,801
5.323% due 02/25/2036 •		4,140	3,863
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •		13,266	5,465
Residential Asset Securities Corp. Trust
4.753% due 09/25/2036 •		8,703	7,847
4.933% due 08/25/2036 •		588	514
Securitized Asset-Backed Receivables LLC Trust 4.713% due 12/25/2036 •		1,531	1,398
Soundview Home Loan Trust 4.573% due 11/25/2036 •		420	115
Structured Asset Investment Loan Trust 5.173% due 04/25/2033 •		697	723
Wells Fargo Home Equity Asset-Backed Securities Trust 6.853% due 12/25/2034 •		1,297	1,286

			94,999

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •		574	155

MANUFACT HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		2,063	1,912

WHOLE LOAN COLLATERAL 0.9%
Citigroup Mortgage Loan Trust
4.948% due 10/25/2036 •		7,400	7,228
5.153% due 11/25/2046 •		11,000	9,163
5.158% due 03/25/2037 •		3,200	3,032
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		3,797	1,217
Lehman XS Trust
4.404% due 06/25/2036 þ		2,260	2,155
4.773% due 05/25/2036 •		982	832
Securitized Asset-Backed Receivables LLC Trust
4.893% due 10/25/2036 •		18,118	5,993
4.953% due 05/25/2036 •		3,705	1,892

			31,512

OTHER ABS 5.8%
522 Funding CLO Ltd. 5.919% due 10/20/2031 •		2,125	2,128
ACAS CLO Ltd. 5.784% due 10/18/2028 •		314	314
Adagio CLO DAC 3.904% due 10/15/2031 •	EUR	2,240	2,310
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •		$2,900	2,907
Ares European CLO DAC
3.794% due 04/15/2030 •	EUR	558	578
3.964% due 10/15/2031 •		1,338	1,386
4.069% due 04/20/2032 •		5,108	5,277
Atlas Senior Loan Fund Ltd.
5.973% due 04/22/2031 •		$1,793	1,797
6.008% due 01/15/2031 •		150	150
Avoca CLO DAC 3.994% due 01/12/2031 •	EUR	1,228	1,273
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •		5,160	5,341
BlueMountain Fuji EUR CLO DAC 3.904% due 01/15/2031 •		8,457	8,763
Cairn CLO DAC 3.964% due 10/15/2031 •		2,942	3,045

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Carbone CLO Ltd. 6.019% due 01/20/2031 •		$1,486	1,489
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	7,439	7,706
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~		4,693	4,856
CBAM Ltd. 5.999% due 04/20/2032 •		$1,355	1,357
Cedar Funding CLO Ltd. 6.009% due 07/17/2031 •		1,762	1,765
Cent CLO Ltd. 5.849% due 07/27/2030 •		109	109
CIFC Funding Ltd. 5.829% due 04/20/2030 •		176	176
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		4,736	4,746
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	2,652	2,743
3.834% due 10/15/2031 •		7,205	7,457
Dryden CLO Ltd.
5.795% due 05/15/2031 •		$1,187	1,187
5.897% due 01/17/2033 •		1,850	1,853
Dryden Euro CLO DAC 3.773% due 05/15/2032 ~	EUR	1,734	1,790
Dryden Senior Loan Fund 5.818% due 04/15/2029 •		$2,261	2,266
Elevation CLO Ltd. 5.837% due 10/25/2030 •		168	168
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	5,933	6,135
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		$1,270	1,272
Greywolf CLO Ltd. 6.047% due 01/27/2031 •		383	384
Harvest CLO DAC
3.824% due 10/15/2031 •	EUR	6,881	7,121
3.875% due 11/18/2030 •		2,450	2,540
3.899% due 10/20/2031 •		4,262	4,408
ICG U.S. CLO Ltd. 5.973% due 07/22/2031 •		$2,837	2,843
Jubilee CLO DAC 3.834% due 04/15/2031 •	EUR	800	824
KKR CLO Ltd.
5.834% due 07/18/2030 •		$1,285	1,287
5.868% due 07/15/2030 •		767	769
LCM LP 6.048% due 10/15/2031 •		1,834	1,837
LCM Ltd.
5.949% due 01/20/2031 •		841	842
5.988% due 04/15/2031 •		1,551	1,554
Madison Park Euro Funding DAC 3.929% due 01/15/2032 •	EUR	4,475	4,621
Madison Park Funding Ltd.
5.849% due 07/27/2031 •		$1,650	1,654
5.869% due 04/20/2032 •		1,792	1,797
Man GLG Euro CLO DAC 3.576% due 12/15/2031 •	EUR	4,053	4,197
Marble Point CLO Ltd. 5.958% due 10/15/2030 •		$739	741
Mountain View CLO Ltd. 6.038% due 07/15/2031 •		1,902	1,906
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •		2,893	2,895
OAK Hill European Credit Partners DAC
3.949% due 01/20/2032 •	EUR	1,226	1,270
3.959% due 10/20/2031 ~		2,850	2,951
OCP CLO Ltd. 5.999% due 07/20/2029 •		$973	973
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	9,274	9,595
OZLM Ltd.
5.817% due 10/20/2031 •		$344	345
6.039% due 07/20/2032 •		3,326	3,333
Palmer Square European Loan Funding DAC
3.904% due 10/15/2031 •	EUR	5,218	5,399
3.964% due 04/15/2031 •		3,347	3,468
Palmer Square Loan Funding Ltd. 5.718% due 10/15/2029 •		$179	179
Rad CLO Ltd. 6.016% due 07/24/2032 •		1,185	1,185
Saranac CLO Ltd. 5.797% due 08/13/2031 •		1,294	1,298
Sound Point CLO Ltd. 5.999% due 01/21/2031 •		1,094	1,096
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		4,446	4,454

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Toro European CLO DAC 4.104% due 01/12/2032 •	EUR	4,888	5,053
Venture CLO Ltd.
5.775% due 09/07/2030 •		$1,453	1,456
5.929% due 07/20/2030 •		1,768	1,772
5.978% due 07/15/2031 •		2,730	2,736
5.979% due 01/20/2029 •		93	93
6.009% due 04/20/2032 •		8,490	8,508
6.011% due 07/30/2032 •		14,700	14,735
Voya CLO Ltd.
5.859% due 04/17/2030 •		821	823
5.898% due 06/07/2030 •		317	317
5.918% due 10/15/2030 •		2,024	2,028
6.018% due 07/14/2031 •		1,083	1,085
6.128% due 10/15/2030 •		2,314	2,319
Wind River CLO Ltd. 5.944% due 07/18/2031 •		659	661

			201,696

Total Asset-Backed Securities (Cost $397,617)			365,417

SOVEREIGN ISSUES 11.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	283,900	44,610
0.000% due 07/01/2025 (b)		161,600	24,541
0.000% due 10/01/2025 (b)		65,600	9,576
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	20,634	15,215
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	25,985	26,754
0.100% due 07/25/2031 (c)		52,050	51,090
0.100% due 07/25/2038 (c)		355	311
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		10,873	10,746
1.400% due 05/26/2025 (c)		98,068	101,421
1.800% due 05/15/2036 (c)		4,085	4,195
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	3,730,732	24,647
0.100% due 03/10/2029 (c)		10,692,187	70,842
Mexico Government International Bond 4.000% due 08/24/2034 (c)	MXN	55,905	2,381

Total Sovereign Issues (Cost $442,543)			386,329

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		3,840,000	3,850

Total Preferred Securities (Cost $3,840)			3,850

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.9%
COMMERCIAL PAPER 1.5%
Canadian Natural Resources Ltd.
4.880% due 01/15/2025		$2,450	2,445
4.880% due 01/16/2025		2,500	2,495
4.950% due 01/03/2025		1,350	1,350
Cencora, Inc.
4.750% due 01/15/2025		7,800	7,785
4.750% due 01/23/2025		7,100	7,079
4.750% due 01/24/2025		2,210	2,203
Conagra Brands, Inc. 4.850% due 01/21/2025		1,750	1,745
Constellation Brands, Inc. 4.920% due 01/10/2025		1,450	1,448
CRH America Finance, Inc.
4.720% due 01/16/2025		4,850	4,840
4.720% due 01/17/2025		3,100	3,093
Dell International LLC 4.730% due 01/09/2025		5,750	5,744
Jabil, Inc. 4.870% due 01/17/2025		850	848

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Keurig Dr Pepper, Inc. 4.650% due 01/24/2025	5,950	5,932
L3Harris Technologies, Inc. 4.670% due 01/02/2025	850	850
Penske Truck Leasing Co. LP
4.670% due 01/23/2025	1,950	1,944
4.700% due 03/20/2025	2,550	2,524

		52,325

REPURCHASE AGREEMENTS (e) 5.1%		175,023

U.S. TREASURY BILLS 3.3%
4.522% due 01/16/2025 - 03/27/2025 (a)(b)(j)	113,026	112,544

Total Short-Term Instruments (Cost $339,910)		339,892

Total Investments in Securities (Cost $4,570,117)		4,423,308

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	16,578,498	161,425

Total Short-Term Instruments (Cost $161,338)		161,425

Total Investments in Affiliates (Cost $161,338)		161,425

Total Investments 133.0% (Cost $4,731,455)		$4,584,733
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $2,727)		9,725
Other Assets and Liabilities, net (33.3)%		(1,148,482)

Net Assets 100.0%		$3,445,976

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	3.270%	12/27/2024	01/03/2025	CAD	60,000	Province of Ontario 4.150% due 06/02/2034	$(2,155)	$41,741	$41,763
Province of Quebec 4.000% due 02/15/2063	(41,031)	0	0
BOS	4.550	12/31/2024	01/02/2025	$30,900	U.S. Treasury Notes 4.250% due 06/30/2029	(31,473)	30,900	30,908
BUS	3.270	12/27/2024	01/03/2025	CAD	80,000	Province of British Columbia 4.300% due 06/18/2042	(57,123)	55,654	55,684
DEU	4.290	12/31/2024	01/02/2025	$18,900	U.S. Treasury Bonds 4.750% due 11/15/2053	(19,376)	18,900	18,905
TOR	3.250	12/31/2024	01/07/2025	CAD	20,000	Province of Alberta 3.900% due 12/01/2033	(14,235)	13,914	13,917
3.260	12/27/2024	01/03/2025	20,000	Province of Newfoundland 2.850% due 06/02/2028	(14,310)	13,914	13,921

Total Repurchase Agreements	$(179,703)	$175,023	$175,098

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	0.100%	10/25/2024	01/27/2025	JPY	(71,069,477)	$(451,765)
MYI	0.200	12/18/2024	03/18/2025	(15,041,953)	(95,607)

Total Reverse Repurchase Agreements	$(547,372)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (1.5)%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/2025	$51,461	$(49,797)	$(50,884)

Total Short Sales (1.5)%	$(49,797)	$(50,884)

(f)	Securities with an aggregate market value of $572,205 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(539,668) at a weighted average interest rate of 0.329%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil June 2025 Futures	$60.000	05/15/2025	113	$113	$320	$185

Total Purchased Options	$320	$185

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Gold February 2025 Futures		$2,750.000	01/28/2025	10	$1	$(20)	$(8)
Call - CME Gold February 2025 Futures		2,800.000	01/28/2025	10	1	(19)	(4)
Call - CME Gold February 2025 Futures		2,850.000	01/28/2025	10	1	(19)	(2)
Call - CME Gold February 2025 Futures		2,900.000	01/28/2025	10	1	(8)	(2)
Call - NYMEX Crude Oil February 2025 Futures		74.000	01/15/2025	10	10	(5)	(6)
Call - NYMEX Crude Oil February 2025 Futures		80.000	01/15/2025	10	10	(16)	(1)
Call - NYMEX Crude Oil February 2025 Futures		83.000	01/15/2025	10	10	(15)	(1)
Call - NYMEX Crude Oil February 2025 Futures		84.000	01/15/2025	10	10	(15)	(1)
Call - NYMEX Crude Oil February 2025 Futures		85.000	01/15/2025	10	10	(12)	(1)
Call - NYMEX Crude Oil June 2025 Futures		75.000	05/15/2025	113	113	(291)	(324)
Call - NYMEX Crude Oil March 2025 Futures		76.000	02/14/2025	10	10	(8)	(10)
Call - NYMEX Crude Oil March 2025 Futures		76.500	02/14/2025	10	10	(8)	(9)
Call - NYMEX Crude Oil March 2025 Futures		77.000	02/14/2025	10	10	(10)	(8)
Call - NYMEX Crude Oil March 2025 Futures		78.000	02/14/2025	10	10	(5)	(7)
Call - NYMEX Crude Oil March 2025 Futures		78.500	02/14/2025	10	10	(6)	(6)

						$(457)	$(390)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil April 2025 Futures		$80.000	02/25/2025	4	$4	$(5)	$(4)
Call - ICE Crude Oil April 2025 Futures		81.000	02/25/2025	16	16	(15)	(15)
Call - ICE Crude Oil April 2025 Futures		82.000	02/25/2025	10	10	(9)	(8)
Call - ICE Crude Oil April 2025 Futures		85.000	02/25/2025	10	10	(9)	(5)
Call - ICE Crude Oil April 2025 Futures		90.000	02/25/2025	10	10	(4)	(3)
Call - ICE Crude Oil March 2025 Futures		80.000	01/28/2025	10	10	(12)	(5)
Call - ICE Crude Oil March 2025 Futures		85.000	01/28/2025	20	20	(16)	(4)
Call - ICE Crude Oil March 2025 Futures		90.000	01/28/2025	20	20	(11)	(3)

						$(81)	$(47)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Gold March 2025 Futures		$2,800.000	02/25/2025	15	$2	$(28)	$(27)
Call - CME Gold March 2025 Futures		2,900.000	02/25/2025	25	3	(38)	(18)

						$(66)	$(45)

Total Written Options						$(604)	$(482)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	2,584	$655,608		$200	$268	$0
Aluminum July Futures	07/2025	48	3,072		(38)	1	(40)
Aluminum May Futures	05/2025	12	766		(39)	0	(39)
Arabica Coffee July Futures	07/2025	66	7,634		(40)	0	(82)
Arabica Coffee March Futures	03/2025	11	1,319		125	0	(5)
Arabica Coffee May Futures	05/2025	29	3,424		370	5	(19)
Australia Government 10-Year Bond March Futures	03/2025	998	69,724		(925)	505	(425)
Brent Crude August Futures	06/2025	41	2,991		96	26	0
Brent Crude December Futures	10/2026	57	3,978		62	27	0
Brent Crude July Futures	05/2025	84	6,153		(31)	54	0
Brent Crude June Futures	04/2025	120	8,827		148	78	0
Brent Crude March Futures	01/2025	21	1,567		20	14	0
Brent Crude October Futures	08/2025	88	6,366		168	55	0
Brent Crude September Futures	07/2025	201	14,599		266	125	0
California Carbon Allowance December Futures	12/2025	3,599	130,680		(11,870)	288	0
Cocoa July Futures	07/2025	10	1,042		26	23	0
Cocoa March Futures	03/2025	21	2,452		760	35	0
Cocoa May Futures	05/2025	26	2,836		1,448	314	0
Copper March Futures	03/2025	14	1,409		(137)	0	(23)
Corn July Futures	07/2025	280	6,563		163	77	0
Corn May Futures	05/2025	71	1,653		55	20	0
Euro-Bobl March Futures	03/2025	472	57,624		(404)	103	0
Euro-BTP March Futures	03/2025	548	68,106		(961)	74	0
Euro-Buxl 30-Year Bond March Futures	03/2025	305	41,918		(2,234)	385	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

European Climate Exchange March Futures	03/2025	57	4,226	155	81	0
Gold 100 oz. April Futures	04/2025	57	15,196	(106)	137	0
Gold 100 oz. June Futures	06/2025	4	1,077	3	10	0
Hard Red Winter Wheat March Futures	03/2025	395	11,045	(272)	69	0
Hard Red Winter Wheat May Futures	05/2025	55	1,561	7	9	0
Henry Hub Natural Gas March Futures	02/2027	1	9	0	0	0
Henry Hub Natural Gas March Futures	02/2030	20	174	6	0	(3)
Henry Hub Natural Gas March Futures	02/2031	11	90	(3)	0	(2)
Henry Hub Natural Gas April Futures	03/2027	1	8	(1)	0	0
Henry Hub Natural Gas April Futures	03/2030	20	149	(18)	0	(4)
Henry Hub Natural Gas April Futures	03/2031	11	77	(15)	0	(1)
Henry Hub Natural Gas August Futures	07/2027	1	9	0	0	0
Henry Hub Natural Gas August Futures	07/2030	20	163	(5)	0	(6)
Henry Hub Natural Gas August Futures	07/2031	11	87	(6)	0	(1)
Henry Hub Natural Gas December Futures	11/2027	1	11	2	0	0
Henry Hub Natural Gas December Futures	11/2030	20	198	30	0	(5)
Henry Hub Natural Gas December Futures	11/2031	11	107	14	0	(1)
Henry Hub Natural Gas February Futures	01/2027	1	11	2	0	0
Henry Hub Natural Gas February Futures	01/2030	20	208	40	1	0
Henry Hub Natural Gas February Futures	01/2031	10	99	15	0	(1)
Henry Hub Natural Gas January Futures	12/2026	1	12	3	0	0
Henry Hub Natural Gas January Futures	12/2029	20	220	53	2	0
Henry Hub Natural Gas January Futures	12/2030	11	116	23	0	(2)
Henry Hub Natural Gas July Futures	06/2027	1	9	0	0	0
Henry Hub Natural Gas July Futures	06/2030	20	162	(6)	0	(6)
Henry Hub Natural Gas July Futures	06/2031	11	86	(7)	0	(1)
Henry Hub Natural Gas June Futures	05/2027	1	9	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	20	155	(13)	0	(5)
Henry Hub Natural Gas June Futures	05/2031	11	82	(11)	0	(1)
Henry Hub Natural Gas May Futures	04/2027	1	8	(1)	0	0
Henry Hub Natural Gas May Futures	04/2030	20	149	(19)	0	(4)
Henry Hub Natural Gas May Futures	04/2031	11	78	(15)	0	(1)
Henry Hub Natural Gas November Futures	10/2027	1	10	1	0	0
Henry Hub Natural Gas November Futures	10/2030	20	175	8	0	(6)
Henry Hub Natural Gas November Futures	10/2031	11	95	2	0	(1)
Henry Hub Natural Gas October Futures	09/2027	1	9	0	0	0
Henry Hub Natural Gas October Futures	09/2030	20	163	(4)	0	(6)
Henry Hub Natural Gas October Futures	09/2031	11	88	(5)	0	(1)
Henry Hub Natural Gas September Futures	08/2027	1	9	0	0	0
Henry Hub Natural Gas September Futures	08/2030	20	161	(7)	0	(6)
Henry Hub Natural Gas September Futures	08/2031	11	86	(7)	0	(1)
Iron Ore February Futures	02/2025	600	6,030	(53)	20	0
Iron Ore March Futures	03/2025	798	7,985	(125)	22	(1)
Japan Government 10-Year Bond March Futures	03/2025	17	15,331	(60)	9	(9)
Lean Hogs June Futures	06/2025	21	833	11	0	(4)
Live Cattle April Futures	04/2025	81	6,295	95	40	0
Live Cattle February Futures	02/2025	20	1,533	18	10	0
Live Cattle June Futures	06/2025	41	3,110	111	14	0
Natural Gas April Futures	03/2025	45	1,382	52	0	(64)
Natural Gas April Futures	03/2026	2	58	9	1	0
Natural Gas February Futures	01/2025	11	374	22	8	(1)
Natural Gas February Futures	01/2026	18	546	47	13	(2)
Natural Gas January Futures	12/2025	18	615	62	14	(2)
Natural Gas July Futures	06/2025	48	1,691	93	0	(50)
Natural Gas June Futures	05/2026	2	55	6	1	0
Natural Gas March Futures	02/2025	13	488	21	12	(1)
Natural Gas March Futures	02/2025	984	30,484	2,749	0	(1,722)
Natural Gas March Futures	02/2026	18	586	33	14	0
Natural Gas March Futures	02/2026	42	1,586	32	0	(27)
Natural Gas May Futures	04/2026	2	58	7	1	0
Natural Gas October Futures	09/2025	139	5,030	293	0	(118)
New York Harbor June Futures	05/2025	56	5,244	103	31	0
New York Harbor March Futures	02/2025	32	3,084	84	19	0
RBOB Gasoline April Futures	03/2025	37	3,462	(30)	34	0
RBOB Gasoline December Futures	11/2025	32	2,528	19	20	0
RBOB Gasoline June Futures	05/2025	48	4,460	96	45	0
RBOB Gasoline September Futures	08/2025	27	2,387	53	21	0
Silver July Futures	07/2025	3	448	(19)	0	(2)
Silver March Futures	03/2025	69	10,088	(743)	0	(59)
Silver May Futures	05/2025	1	148	(20)	0	(1)
SINGM92U vs. BR1STL February Futures	02/2025	7	54	15	0	0
SINGM92U vs. BR1STL January Futures	01/2025	5	38	8	0	0
SINGM92U vs. BR1STL March Futures	03/2025	7	54	15	0	0
Soybean March Futures	03/2025	195	9,852	(31)	183	0
Soybean Meal March Futures	03/2025	571	18,095	1,070	291	0
Soybean November Futures	11/2025	10	513	8	8	0
Sugar No. 11 July Futures	06/2025	338	6,625	(383)	11	0
Sugar No. 11 May Futures	04/2025	82	1,639	(218)	5	0
U.S. Treasury 5-Year Note March Futures	03/2025	654	69,523	(289)	0	(61)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	799	95,006	(3,589)	0	(350)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,485	165,299	(2,144)	0	(371)
UK Natural Gas February Futures	01/2025	5	214	2	4	0
UK Natural Gas March Futures	02/2025	10	466	33	9	0
WTI Crude August Futures	07/2025	116	8,061	258	74	0
WTI Crude December Futures	11/2026	31	2,038	12	13	0
WTI Crude July Futures	06/2025	94	6,565	106	62	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

WTI Crude October Futures	09/2025	40	2,752	26	25	0
WTI Crude September Futures	08/2025	166	11,479	182	105	0
Zinc July Futures	07/2025	36	2,692	(76)	0	(76)
Zinc March Futures	03/2025	50	3,725	(17)	26	(42)
Zinc May Futures	05/2025	9	672	(25)	1	(26)

				$(15,001)	$3,952	$(3,687)

SHORT FUTURES CONTRACTS
					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	2,584	$(656,211)	$(812)	$34	$(67)
Aluminum March Futures	03/2025	36	(2,299)	49	51	(2)
Australia Government 3-Year Bond March Futures	03/2025	284	(18,660)	46	31	(41)
Brent Crude April Futures	02/2025	42	(3,118)	(138)	0	(28)
Brent Crude December Futures	10/2025	86	(6,176)	(132)	0	(52)
Brent Crude December Futures	10/2027	40	(2,751)	2	0	(16)
Brent Crude February Futures	12/2025	44	(3,137)	(65)	0	(25)
Brent Crude January Futures	11/2025	59	(4,221)	(50)	0	(34)
Brent Crude May Futures	03/2025	59	(4,359)	(90)	0	(39)
Brent Crude November Futures	09/2025	42	(3,027)	43	0	(26)
Brent Dubai Swap April Futures	04/2025	6	(3)	0	0	0
Brent Dubai Swap June Futures	06/2025	7	(4)	(1)	0	0
Brent Dubai Swap March Futures	03/2025	18	(6)	12	0	0
Brent Dubai Swap May Futures	05/2025	6	(3)	(1)	0	0
Cocoa May Futures	05/2025	24	(2,650)	(1,214)	0	(76)
Corn December Futures	12/2025	35	(777)	(8)	0	(8)
Corn March Futures	03/2025	828	(18,982)	(1,316)	0	(259)
Cotton No. 2 July Futures	07/2025	116	(4,089)	68	5	0
Cotton No. 2 May Futures	05/2025	30	(1,042)	19	2	0
Euro-Bund March Futures	03/2025	1,482	(204,848)	3,826	0	(645)
Euro-Oat March Futures	03/2025	1,148	(146,742)	2,538	0	(178)
Euro-Schatz March Futures	03/2025	385	(42,666)	81	0	(14)
Gas Oil June Futures	06/2025	74	(5,002)	(102)	0	(22)
Gas Oil March Futures	03/2025	43	(2,958)	(73)	0	(14)
Gold 100 oz. February Futures	02/2025	64	(16,902)	179	0	(147)
Hard Red Winter Wheat July Futures	07/2025	173	(4,982)	72	0	(26)
Henry Hub Natural Gas April Futures	03/2026	9	(77)	4	1	0
Henry Hub Natural Gas August Futures	07/2026	9	(85)	(4)	1	0
Henry Hub Natural Gas December Futures	11/2026	9	(100)	(19)	0	0
Henry Hub Natural Gas February Futures	01/2026	9	(98)	(17)	1	0
Henry Hub Natural Gas January Futures	12/2025	9	(105)	(24)	1	0
Henry Hub Natural Gas July Futures	06/2026	9	(84)	(3)	1	0
Henry Hub Natural Gas June Futures	05/2026	9	(81)	0	1	0
Henry Hub Natural Gas March Futures	02/2026	9	(85)	(4)	1	0
Henry Hub Natural Gas May Futures	04/2026	9	(78)	3	1	0
Henry Hub Natural Gas November Futures	10/2026	9	(91)	(10)	1	0
Henry Hub Natural Gas October Futures	09/2026	9	(86)	(5)	1	0
Henry Hub Natural Gas September Futures	08/2026	9	(84)	(3)	1	0
Lead March Futures	03/2025	87	(4,237)	160	160	0
Lean Hogs April Futures	04/2025	144	(4,987)	189	27	0
Lean Hogs February Futures	02/2025	38	(1,236)	60	5	0
Natural Gas April Futures	03/2025	3	(108)	(15)	0	(2)
Natural Gas August Futures	07/2025	20	(736)	(86)	2	(15)
Natural Gas February Futures	01/2025	679	(24,668)	(2,351)	2,040	0
Natural Gas January Futures	12/2025	181	(8,427)	(441)	92	0
Natural Gas July Futures	06/2025	20	(738)	(88)	2	(15)
Natural Gas June Futures	05/2025	3	(108)	(14)	0	(2)
Natural Gas May Futures	04/2025	3	(112)	(15)	0	(2)
Natural Gas May Futures	04/2025	37	(1,168)	(48)	45	0
Natural Gas September Futures	08/2025	20	(713)	(84)	3	(14)
Nickel March Futures	03/2025	36	(3,306)	101	102	(1)
Palladium March Future	03/2025	13	(1,183)	100	0	(11)
Platinum April Futures	04/2025	43	(1,958)	111	20	0
RBOB Gasoline October Futures	09/2025	27	(2,211)	(37)	0	(18)
Robusta Coffee March Futures	03/2025	67	(3,266)	3	31	0
Robusta Coffee May Futures	05/2025	27	(1,297)	13	10	(1)
Rotterdam Coal April Futures	04/2025	5	(556)	6	0	(9)
Rotterdam Coal June Futures	06/2025	5	(560)	2	0	(9)
Rotterdam Coal May Futures	05/2025	5	(558)	5	0	(9)
Short Euro-BTP Italy Government Bond March Futures	03/2025	908	(101,034)	110	9	0
SNG KEROS vs. SNG GA April Futures	04/2025	8	8	4	0	0
SNG KEROS vs. SNG GA August Futures	08/2025	8	5	2	0	0
SNG KEROS vs. SNG GA February Futures	02/2025	2	3	2	0	0
SNG KEROS vs. SNG GA July Futures	07/2025	8	6	3	0	0
SNG KEROS vs. SNG GA June Futures	06/2025	8	7	3	0	0
SNG KEROS vs. SNG GA March Futures	03/2025	7	7	2	0	0
SNG KEROS vs. SNG GA May Futures	05/2025	8	7	3	1	0
SNG KEROS vs. SNG GA September Futures	09/2025	8	4	2	0	0
Soybean July Futures	07/2025	81	(4,191)	(102)	0	(77)
Soybean May Futures	05/2025	21	(1,073)	(13)	0	(20)
Soybean Meal July Futures	07/2025	75	(2,457)	(158)	0	(40)
Soybean Meal May Futures	05/2025	19	(613)	(27)	0	(10)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Soybean Oil July Futures	07/2025	34	(835)	20	0	(2)
Soybean Oil March Futures	03/2025	67	(1,622)	170	0	(3)
Soybean Oil May Futures	05/2025	9	(220)	8	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2025	4,240	(871,784)	(216)	66	0
U.S. Treasury 10-Year Note March Futures	03/2025	3,502	(380,843)	4,125	766	0
U.S. Treasury Long-Term Bond March Futures	03/2025	2,556	(290,985)	6,977	639	0
Wheat July Futures	07/2025	86	(2,449)	(33)	0	(13)
Wheat March Futures	03/2025	338	(9,320)	669	0	(55)
Wheat May Futures	05/2025	24	(675)	(19)	0	(4)
WTI Crude April Futures	03/2025	58	(4,110)	(163)	0	(41)
WTI Crude December Futures	11/2025	63	(4,296)	142	0	(37)
WTI Crude December Futures	11/2027	21	(1,351)	5	0	(6)
WTI Crude February Futures	01/2025	8	(574)	(24)	0	(6)
WTI Crude February Futures	01/2026	26	(1,758)	(23)	0	(15)
WTI Crude January Futures	12/2025	52	(3,530)	(40)	0	(30)
WTI Crude June Futures	05/2025	96	(6,736)	(132)	0	(64)
WTI Crude June Futures	05/2026	9	(601)	(4)	0	(5)
WTI Crude March Futures	02/2025	64	(4,560)	(63)	0	(46)
WTI Crude May Futures	04/2025	52	(3,666)	(76)	0	(35)
WTI Crude November Futures	10/2025	47	(3,220)	(47)	0	(29)

$11,529	$4,154	$(2,366)

Total Futures Contracts	$(3,472)	$8,106	$(6,053)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	139,700	$1,684	$(2,195)	$(511)	$91	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	240	195	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	67	56	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	485	377	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	4,681,000	92	702	794	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$56,320	372	(401)	(29)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	201,300	(2,657)	(12,575)	(15,232)	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	22,580	(285)	(1,387)	(1,672)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	132,880	(1,164)	(11,292)	(12,456)	0	(191)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	26,200	1,645	7,097	8,742	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	20,100	1,248	5,617	6,865	23	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	88,500	1,835	16,439	18,274	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	29,500	786	1,737	2,523	33	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	522,121	5,639	1,629	7,268	1,512	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	164,085	(8)	(3,901)	(3,909)	0	(785)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025	959,500	196	394	590	0	(24)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	11,500	(56)	(367)	(423)	12	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	21,700	(118)	(711)	(829)	22	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	14,800	(112)	(437)	(549)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	25,200	(92)	(570)	(662)	22	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	11,200	(42)	(249)	(291)	9	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	8,600	532	3,159	3,691	0	(25)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	8,950	6	3,826	3,832	0	(26)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	6,397	7,487	0	(51)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	197	204	0	(3)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		3,300	0	23	23	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		21,840	(164)	(3,817)	(3,981)	31	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		2,800	2	(13)	(11)	0	(3)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(830)	(830)	0	(82)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		67,600	(28)	(980)	(1,008)	0	(70)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		8,000	(8)	(98)	(106)	0	(8)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	1	1	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(295)	(288)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	198	200	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		4,730	(123)	371	248	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	145	149	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	35	35	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	1,065	1,065	9	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	1,803	1,812	9	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	828	862	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		10,700	29	2,044	2,073	18	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		3,400	0	561	561	3	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		5,500	50	965	1,015	6	0
Pay	CPURNSA	1.980	Maturity	09/19/2025		$36,100	0	(175)	(175)	0	(12)
Pay	CPURNSA	2.033	Maturity	09/23/2025		27,200	0	(118)	(118)	0	(7)
Pay	CPURNSA	2.341	Maturity	11/07/2025		85,600	0	(182)	(182)	0	(10)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	885	885	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	2,131	2,131	12	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	824	824	5	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	849	851	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	923	923	6	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	14,614	14,614	31	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,507	3,507	8	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	6,208	6,208	14	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,363)	(3,293)	0	(16)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(1,005)	(1,005)	0	(9)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,501)	(1,501)	0	(13)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,524)	(1,524)	0	(13)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,761)	(1,761)	0	(15)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(4,595)	(4,595)	0	(29)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(13,011)	(12,990)	0	(84)
Receive	CPURNSA	2.312	Maturity	02/24/2031		34,100	0	3,816	3,816	50	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	5,600	16	(266)	(250)	13	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,800	89	(151)	(62)	0	(26)
Pay	UKRPI	3.466	Maturity	09/15/2034		6,600	0	(52)	(52)	0	(12)

Total Swap Agreements							$10,446	$21,960	$32,406	$2,133	$(1,661)

(h)

Securities with an aggregate market value of $74,596 and cash of $7,971 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin liability of $(2) is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin asset of $15 and liability of $(18) for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

AZD	01/2025			SGD	731			$544	$8		$0
	01/2025				$1,435		NZD	2,437	0		(72)
BOA	01/2025			CAD	1,685			$1,203	30		0
	01/2025			CNH	3,022			415	3		0
	01/2025			JPY	3,363,720			22,061	662		0
	01/2025			SEK	3,105			284	3		0
	01/2025			SGD	1,001			743	10		0
	01/2025				$6,910		GBP	5,435	0		(106)
	01/2025				125		IDR	2,004,005	0		(2)
	01/2025				321		KRW	452,379	0		(15)
	01/2025				13,873		PLN	56,357	0		(241)
	01/2025				1,207		ZAR	21,836	0		(51)
	03/2025			MXN	11,850			$577	16		0
BPS	01/2025			BRL	12,105			2,000	41		0
	01/2025			CAD	20,012			13,947	22		0
	01/2025			CNH	39,561			5,459	67		0
	01/2025			IDR	20,129,038			1,233	0		(14)
	01/2025			INR	94,920			1,107	0		0
	01/2025			JPY	3,133,734			21,008	1,073		0
	01/2025			KRW	30,022,959			20,966	630		0
	01/2025			SGD	844			628	10		0
	01/2025			TWD	162,761			5,076	128		0
	01/2025				$1,955		BRL	12,105	5		0
	01/2025				1,352		CAD	1,912	0		(22)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

	01/2025		2,320	CNH	16,938	0	(12)
	01/2025		183	EUR	175	0	(1)
	01/2025		7,125	IDR	114,142,210	0	(79)
	01/2025		10,616	INR	902,512	0	(94)
	01/2025		808	KRW	1,199,710	5	0
	01/2025		3,567	PLN	14,534	0	(52)
	01/2025		1,297	TWD	42,088	0	(18)
	01/2025		27,787	ZAR	497,585	0	(1,454)
	02/2025	CNH	19,627		$2,709	32	0
	03/2025	ILS	6,930		1,938	29	0
	03/2025	KRW	1,196,614		808	0	(4)
	03/2025	MXN	2,237		109	3	0
	03/2025		$1,233	IDR	20,190,061	8	0
	03/2025		1,107	INR	95,411	0	(1)
	03/2025		1,242	MXN	25,480	0	(35)
	04/2025	TWD	41,844		$1,297	19	0
	05/2025	CNH	23,163		3,192	20	0
	10/2025	BRL	8,900		1,459	108	0
BRC	01/2025	CAD	46,354		32,927	664	0
	01/2025	GBP	217		273	1	0
	01/2025		$1,267	AUD	1,947	0	(62)
	01/2025		245	EUR	232	0	(4)
	01/2025		7,441	GBP	5,911	0	(42)
	01/2025		1,561	IDR	24,515,977	0	(46)
	03/2025	ILS	3,845		$1,080	20	0
	03/2025	MXN	99,327		4,856	152	0
BSH	04/2025	BRL	70,900		12,558	1,251	0
CBK	01/2025		10,984		1,774	0	(4)
	01/2025	CNH	630		87	1	0
	01/2025	IDR	24,515,555		1,518	0	(1)
	01/2025	INR	925,843		10,858	61	0
	01/2025	KRW	6,012,754		4,325	252	0
	01/2025	TWD	365,789		11,488	367	0
	01/2025		$1,829	BRL	10,984	0	(51)
	01/2025		2,399	CAD	3,451	3	0
	01/2025		5,932	DKK	42,055	0	(87)
	01/2025		2,364	IDR	37,482,522	0	(44)
	01/2025		11,756	INR	994,478	0	(159)
	01/2025		640	KRW	939,354	0	(4)
	02/2025	BRL	24,843		$4,298	301	0
	03/2025	IDR	330,149		20	0	0
	03/2025	KRW	937,039		640	4	0
	03/2025	MXN	89		4	0	0
	03/2025		$1,518	IDR	24,587,659	0	(7)
	03/2025		10,858	INR	929,995	0	(77)
DUB	01/2025	KRW	7,968,864		$5,717	318	0
	01/2025		$1,169	KRW	1,652,170	0	(49)
	01/2025		1,423	PLN	5,819	0	(14)
	02/2025	THB	1,413		$42	1	0
	02/2025		$3,423	MXN	69,257	0	(125)
FAR	01/2025	AUD	17,528		$11,374	525	0
	01/2025	TWD	5,442		168	2	0
	01/2025		$475,377	JPY	71,069,477	0	(22,624)
GLM	01/2025	KRW	1,510,012		$1,099	75	0
	01/2025	MXN	19,035		909	1	0
	01/2025	TWD	269,571		8,335	140	0
	01/2025		$225	CAD	314	0	(6)
	01/2025		4,587	IDR	73,216,240	0	(66)
	01/2025		6,300	INR	536,309	0	(48)
	01/2025		1,597	PLN	6,500	0	(24)
	02/2025		1,542	MXN	31,394	0	(46)
	03/2025	MXN	14,092		$690	22	0
	03/2025		$4,919	BRL	28,973	0	(282)
	04/2025	BRL	208,500		$37,419	4,167	0
	07/2025		161,600		26,999	1,865	0
	10/2025		52,600		8,628	646	0
IND	01/2025	DKK	56,604		8,002	134	0
JPM	01/2025	CNH	35,053		4,846	69	0
	01/2025	IDR	2,010,149		123	0	(1)
	01/2025	JPY	2,771,034		18,504	876	0
	01/2025	SGD	23		17	0	0
	01/2025	TWD	107,343		3,313	49	0
	01/2025		$268	IDR	4,237,077	0	(5)
	01/2025		1,878	INR	159,019	0	(24)
	01/2025		1,258	PLN	5,129	0	(16)
	03/2025		123	IDR	2,016,427	1	0
	04/2025	BRL	4,500		$801	83	0
MBC	01/2025	AUD	15,469		9,765	190	0
	01/2025	CAD	119,952		83,472	57	(42)
	01/2025	CHF	24,068		27,212	666	0
	01/2025	CNH	6,663		915	7	0
	01/2025	EUR	305,827		322,212	5,270	0
	01/2025	INR	39,943		466	0	0
	01/2025	JPY	337,400		2,260	114	0
	01/2025	KRW	13,665,841		9,711	457	(2)
	01/2025	SEK	3,830		350	4	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

01/2025	TWD	183,797	5,666	78	0
01/2025	$1,960	CAD	2,745	0	(50)
01/2025	1,218	CNH	8,889	0	(7)
01/2025	3,604	EUR	3,415	0	(65)
01/2025	2,871	GBP	2,262	0	(40)
01/2025	1,288	INR	108,979	0	(17)
01/2025	547	PLN	2,231	0	(7)
01/2025	2,021	TWD	65,764	0	(22)
02/2025	THB	403	$12	0	0
03/2025	ILS	1,225	345	7	0
03/2025	$466	INR	40,150	0	(1)
04/2025	TWD	65,389	$2,021	24	0
05/2025	CNH	15,212	2,097	15	0
MYI	01/2025	AUD	1,222	761	5	0
01/2025	DKK	19,072	2,697	46	0
01/2025	GBP	154	193	0	0
01/2025	$1,223	IDR	19,324,621	0	(26)
01/2025	6,300	INR	536,311	0	(48)
01/2025	427	PLN	1,735	0	(7)
10/2025	BRL	4,100	$669	47	0
NGF	01/2025	$2,154	IDR	34,313,788	0	(34)
RBC	01/2025	1,735	CAD	2,431	0	(43)
RYL	01/2025	1,092	AUD	1,706	0	(36)
SCX	01/2025	CAD	64,199	$44,682	17	0
01/2025	CHF	18	21	1	0
01/2025	CNH	17,389	2,407	37	0
01/2025	SGD	292	217	3	0
01/2025	TWD	253,293	7,822	122	0
01/2025	$191	EUR	184	0	(1)
01/2025	9,720	IDR	155,777,074	0	(102)
01/2025	3,769	INR	318,738	0	(52)
01/2025	2,566	JPY	392,800	0	(67)
01/2025	163	KRW	238,828	0	(1)
01/2025	1,544	NZD	2,694	0	(36)
01/2025	1,067	TWD	34,804	0	(9)
02/2025	CNH	150,560	$20,690	158	0
03/2025	KRW	238,226	163	1	0
04/2025	TWD	34,633	1,067	9	0
05/2025	CNH	13,208	1,832	24	0
SOG	01/2025	$2,664	PLN	10,847	0	(40)
SSB	01/2025	MXN	1,976	$100	5	0
TOR	01/2025	JPY	5,312,412	35,310	1,515	0
UAG	01/2025	CAD	42	29	0	0
01/2025	NOK	1,686	152	4	0
01/2025	$1,809	PLN	7,350	0	(30)
03/2025	98,655	JPY	15,049,474	0	(2,218)

Total Forward Foreign Currency Contracts	$23,866	$(29,194)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU «	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(762)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	63,900	$(772)	$(1,159)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(73)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	40,200	(522)	(684)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	40,200	(522)	(38)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(444)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(151)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	86,700	(1,093)	(1,324)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	86,700	(1,093)	(104)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	17,700	(90)	(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap		6-Month GBP-SONIA	Pay	4.000		01/27/2025	17,700	(119)		(226)

									$(6,007)		$(4,209)

Total Written Options									$(7,435)		$(4,971)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EUROBOBCO		$8.350	Maturity	03/31/2025	9,000	$0	$(5)	$0	$(5)
	Receive	EUROBOBCO		11.350	Maturity	09/30/2025	3,000	0	2	2	0
	Receive	EUROBOBCO		5.050	Maturity	12/31/2025	6,000	0	2	2	0
	Receive	EUROBOBCO		7.800	Maturity	12/31/2025	24,000	0	54	54	0
CBK	Pay	NYMEX Natural Gas September Futures		3.124	Maturity	01/31/2025	310,000	0	714	714	0
	Pay	NYMEX Natural Gas September Futures		3.186	Maturity	01/31/2025	310,000	0	695	695	0
	Pay	NYMEX Natural Gas September Futures		3.374	Maturity	01/31/2025	310,000	0	636	636	0
JPM	Receive	EUROBOBCO		7.600	Maturity	12/31/2025	12,000	0	29	29	0
MYC	Pay	NYMEX Natural Gas September Futures		3.114	Maturity	01/31/2025	310,000	0	719	719	0

								$0	$2,846	$2,851	$(5)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	BCOMTR2 Index	1,351,922	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$241,363	$0	$1,580	$1,580	$0
BPS	Receive	BCOMF1NTC Index	159,133	0.120% (SOFRINDX)	Monthly	02/18/2025	20,221	0	6	6	0
	Receive	BCOMF1TC Index	4,451,517	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	453,948	0	2,803	2,803	0
	Receive	BCOMTR Index	725,453	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	171,772	0	998	998	0
	Receive	BCOMTR1 Index	581,388	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	52,296	0	323	323	0
CBK	Receive	CIXBSTR3 Index	529,485	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	137,624	0	795	795	0
CIB	Receive	PIMCODB Index	648,093	0.000%	Monthly	02/18/2025	128,116	0	(635)	0	(635)
GST	Receive	BCOMF1NTC Index	12,344	4.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,260	0	7	7	0
	Receive	BCOMF1TC Index	307,379	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	116,137	0	717	717	0
	Pay	BCOMTR Index	1,423,365	4.3350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	337,022	0	(1,957)	0	(1,957)
	Receive	BCOMTR1 Index	374,091	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	98,297	0	570	570	0
	Receive	BCOMTR2 Index	302,690	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	72,898	0	511	511	0
	Pay	SPGCINP Index	47,036	(0.070)%	Monthly	02/18/2025	9,684	0	211	211	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

	Receive	BCOMF1TC Index	705,858	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	266,695	0	1,647	1,647	0
	Receive	BCOMTR Index	1,709,269	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	404,718	0	2,350	2,350	0
	Receive	BCOMTR1 Index	708,060	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	186,052	0	1,080	1,080	0
	Receive	BCOMTR2 Index	572,918	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	137,978	0	967	967	0
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	44,615	0	604	604	0
JPM	Pay	BCOMTR Index	238,818	4.125% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	56,547	0	(334)	0	(334)
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025	995	0	3	3	0
	Receive	BCOMTR Index	589,252	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	139,522	0	810	810	0
	Receive	JMABNIC5 Index	582,573	0.000%	Monthly	08/15/2025	102,306	0	267	267	0
MAC	Receive	PIMCODB Index	422,144	0.000%	Monthly	03/17/2025	80,102	0	(433)	0	(433)
MEI	Receive	BCOMTR Index	745,344	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	176,482	0	1,026	1,026	0
	Receive	BCOMTR1 Index	981,021	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	190,591	0	1,108	1,108	0
MYC	Receive	BCOMTR1 Index	305,679	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	210,157	0	1,219	1,219	0
SOG	Receive	BCOMTR Index	2,525	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	598	0	4	4	0
UAG	Receive	BCOMTR Index	36,914	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	8,741	0	51	51	0

								$0	$16,298	$19,657	$(3,359)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.600%	Maturity	01/15/2025	$625,000	$0	$(1,073)	$0	$(1,073)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.550%	Maturity	01/15/2025	48,100	0	0	0	0
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.550%	Maturity	01/02/2025	175,000	0	(1,372)	0	(1,372)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.560%	Maturity	01/02/2025	275,000	0	(3,272)	0	(3,272)

								$0	$(5,717)	$0	$(5,717)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.080%	Maturity	10/16/2025	$93,889	$0	$1,575	$1,575	$0
	Pay	GOLDLNPM Index(3)		4.203	Maturity	10/22/2025	16,933	0	301	301	0
	Pay	GOLDLNPM Index(3)		6.325	Maturity	04/10/2026	66,938	0	2,496	2,496	0

								$0	$4,372	$4,372	$0

Total Swap Agreements								$0	$17,799	$26,880	$(9,081)

(j)

Securities with an aggregate market value of $33,652 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)							Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2024 (Unaudited)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,921	$0	$6,921
Industrials	0	880	0	880
U.S. Government Agencies	0	504,677	0	504,677
U.S. Treasury Obligations	0	2,771,213	0	2,771,213
Non-Agency Mortgage-Backed Securities	0	44,129	0	44,129
Asset-Backed Securities
CMBS Other	0	35,143	0	35,143
Home Equity Other	0	94,999	0	94,999
Home Equity Sequential	0	155	0	155
Manufact House ABS Other	0	1,912	0	1,912
Whole Loan Collateral	0	31,512	0	31,512
Other ABS	0	201,696	0	201,696
Sovereign Issues	0	386,329	0	386,329
Preferred Securities
Banking & Finance	0	3,850	0	3,850
Short-Term Instruments
Commercial Paper	0	52,325	0	52,325
Repurchase Agreements	0	175,023	0	175,023
U.S. Treasury Bills	0	112,544	0	112,544

	$0	$4,423,308	$0	$4,423,308
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161,425	$0	$0	$161,425

Total Investments	$161,425	$4,423,308	$0	$4,584,733

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(50,884)	$0	$(50,884)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,820	3,604	0	10,424
Over the counter	0	47,982	2,764	50,746

	$6,820	$51,586	$2,764	$61,170
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,753)	(2,443)	0	(8,196)
Over the counter	0	(43,246)	0	(43,246)

	$(5,753)	$(45,689)	$0	$(51,442)

Total Financial Derivative Instruments	$1,067	$5,897	$2,764	$9,728

Totals	$162,492	$4,378,321	$2,764	$4,543,577

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.0%
AI Aqua Merger Sub, Inc. 8.053% due 07/31/2028 ~	$1,696	$1,699
Applied Systems, Inc. 7.329% due 02/24/2031 ~	697	704
Asplundh Tree Expert LLC 6.107% due 05/23/2031 ~	696	698
BCPE Empire Holdings, Inc. 7.857% due 12/11/2028 ~	2,085	2,099
BDO U.S.A PC 9.524% due 08/31/2028 «~	1,264	1,271
BJ's Wholesale Club, Inc. 6.274% due 02/03/2029 ~	100	101
Broadcom, Inc. 5.463% due 08/14/2026 ~	200	199
Cloud Software Group, Inc.
8.079% due 03/21/2031 ~	435	437
8.339% (TSFR1M + 4.000%) due 03/30/2029 ~	1,257	1,262
Concentra Health Services, Inc. 6.607% due 07/28/2031 ~	399	402
Cotiviti Corp. 7.303% due 05/01/2031 ~	893	899
CPPIB Capital, Inc. 7.579% due 08/20/2031 ~	1,995	2,011
Cube Industrials Buyer, Inc. 8.132% due 10/17/2031 ~	300	302
Fleet U.S. Bidco, Inc. 7.578% due 02/21/2031 ~	821	827
GBT U.S. LLC 7.626% due 07/25/2031 ~	400	402
GFL Environmental, Inc. 6.610% due 07/03/2031 ~	798	801
Hilton Domestic Operating Co., Inc. 6.088% due 11/08/2030 ~	1,200	1,208
Jane Street Group LLC 6.395% due 12/15/2031 ~	399	398
JetBlue Airways Corp. 9.854% due 08/27/2029 ~	599	604
Lifepoint Health, Inc. 8.406% due 05/17/2031 ~	1,692	1,700
Mauser Packaging Solutions Holding Co. 7.589% due 04/15/2027 ~	990	998
MH SUB I LLC 8.607% due 05/03/2028 ~	1,500	1,502
Modena Buyer LLC 8.857% due 07/01/2031 ~	900	874
Nuvei Technologies Corp. 7.444% due 11/15/2031 ~	650	652
Olympus Water U.S. Holding Corp. TBD% due 06/20/2031 ~	1,510	1,516
Pegasus Bidco BV 7.773% due 07/12/2029 ~	297	300
Proofpoint, Inc. 7.357% due 08/31/2028 ~	99	100
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~	700	706
Tempur Sealy International, inc. 6.810% (TSFR1M + 2.500%) due 10/24/2031 ~	200	201
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	2,300	2,277
TIH Insurance Holdings LLC 7.079% due 05/06/2031 ~	781	785
Trans Union LLC 6.107% due 06/24/2031 ~	895	895
TransDigm, Inc. 6.829% due 01/19/2032 ~	200	200
Triton Water Holdings, Inc.
7.840% due 03/31/2028 ~	893	901
8.329% due 03/31/2028 ~	397	401
UFC Holdings LLC 6.770% due 11/21/2031 ~	300	302
UKG, Inc. 7.325% due 02/10/2031 ~	995	1,003

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		199	200
Whatabrands LLC 6.857% due 08/03/2028 ~		99	100

Total Loan Participations and Assignments (Cost $31,718)			31,937

CORPORATE BONDS & NOTES 62.9%
BANKING & FINANCE 27.8%
AIB Group PLC 6.250% due 06/23/2025 •(c)(d)	EUR	800	838
Aircastle Ltd. 6.500% due 07/18/2028		$2,200	2,275
Akelius Residential Property Financing BV 1.125% due 01/11/2029	EUR	900	849
Allstate Corp. 7.723% (TSFR3M + 3.200%) due 08/15/2053 ~		$300	300
Ally Financial, Inc.
4.750% due 06/09/2027		1,500	1,490
6.848% due 01/03/2030 •		100	104
American Assets Trust LP 3.375% due 02/01/2031		400	348
American Homes 4 Rent LP 3.375% due 07/15/2051		1,000	662
American Tower Corp.
2.700% due 04/15/2031		1,400	1,209
2.950% due 01/15/2051		3,775	2,337
3.650% due 03/15/2027		100	98
5.800% due 11/15/2028		600	616
Antares Holdings LP 3.750% due 07/15/2027		250	237
Ares Capital Corp.
5.950% due 07/15/2029		700	708
7.000% due 01/15/2027		300	311
Ares Strategic Income Fund 5.600% due 02/15/2030		300	297
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		200	208
Athene Global Funding
5.322% due 11/13/2031		600	590
5.583% due 01/09/2029		400	405
Aviation Capital Group LLC
1.950% due 09/20/2026		100	95
3.500% due 11/01/2027		1,986	1,900
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,600	2,412
Bank of America Corp. 4.948% due 07/22/2028 •		2,900	2,907
Barclays PLC
6.375% due 12/15/2025 •(c)(d)	GBP	800	1,002
7.125% due 06/15/2025 •(c)(d)		800	1,004
BBVA Bancomer SA 8.450% due 06/29/2038 •(d)		$2,800	2,902
BGC Group, Inc.
4.375% due 12/15/2025		100	99
6.600% due 06/10/2029		100	102
Blackstone Holdings Finance Co. LLC 1.600% due 03/30/2031		1,600	1,291
Blue Owl Finance LLC 3.125% due 06/10/2031		2,100	1,843
BNP Paribas SA 7.375% due 06/11/2030 •(c)(d)	EUR	800	898
Boost Newco Borrower LLC 7.500% due 01/15/2031		$300	315
BPCE SA
1.500% due 01/13/2042 •(d)	EUR	1,600	1,584
7.003% due 10/19/2034 •		$2,900	3,092
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	209
Charles Schwab Corp. 6.196% due 11/17/2029 •		600	626
Citibank NA 5.570% due 04/30/2034		250	253
Commerzbank AG 6.125% due 10/09/2025 •(c)(d)	EUR	800	838
Credit Agricole SA 7.250% due 09/23/2028 •(c)(d)		700	772
Crown Castle, Inc. 5.600% due 06/01/2029		$2,700	2,753
Encore Capital Group, Inc. 8.500% due 05/15/2030		1,300	1,369
EPR Properties
3.600% due 11/15/2031		1,200	1,050
4.500% due 06/01/2027		150	147

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.950% due 04/15/2028		200	197
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		50	52
Ford Motor Credit Co. LLC
3.375% due 11/13/2025 (g)		800	788
4.389% due 01/08/2026		1,800	1,787
5.800% due 03/05/2027		250	252
5.850% due 05/17/2027		1,000	1,011
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		900	929
9.250% due 02/01/2029		300	310
GGAM Finance Ltd. 8.000% due 02/15/2027		700	723
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	773
GLP Capital LP
4.000% due 01/15/2030		2,000	1,864
4.000% due 01/15/2031		400	366
6.750% due 12/01/2033		400	424
Grainger PLC 3.000% due 07/03/2030	GBP	700	771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		$900	877
HAT Holdings LLC
3.375% due 06/15/2026		1,300	1,261
8.000% due 06/15/2027		1,000	1,043
Highwoods Realty LP
3.050% due 02/15/2030		543	480
4.200% due 04/15/2029		1,300	1,235
Hudson Pacific Properties LP
3.950% due 11/01/2027		500	434
4.650% due 04/01/2029		100	75
5.950% due 02/15/2028		100	85
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	462
6.625% due 06/20/2033		1,700	1,779
7.200% due 11/28/2033		1,300	1,407
7.700% due 09/17/2025 •(c)(d)		800	802
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		600	480
5.500% due 08/15/2033		2,300	2,288
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		6,000	5,831
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	316	325
Kilroy Realty LP
3.050% due 02/15/2030 (g)		$1,100	968
4.750% due 12/15/2028		200	196
Lazard Group LLC 6.000% due 03/15/2031		100	103
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(c)(d)	EUR	800	830
Morgan Stanley
4.889% due 07/20/2033 •		$4,450	4,313
5.656% due 04/18/2030 •		200	204
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		50	51
NE Property BV 2.000% due 01/20/2030	EUR	900	867
Newmark Group, Inc. 7.500% due 01/12/2029		$1,300	1,360
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		1,600	1,421
Nomura Holdings, Inc. 1.851% due 07/16/2025		900	885
OneMain Finance Corp. 7.875% due 03/15/2030		1,900	1,984
Piedmont Operating Partnership LP 9.250% due 07/20/2028		1,600	1,757
RGA Global Funding
5.500% due 01/11/2031		100	101
6.000% due 11/21/2028		300	310
Rocket Mortgage LLC 2.875% due 10/15/2026 (g)		1,800	1,709
Sagax Euro Mtn NL BV 1.000% due 05/17/2029	EUR	900	841
SLM Corp. 3.125% due 11/02/2026		$2,400	2,291
Sofina SA 1.000% due 09/23/2028	EUR	1,000	939
UBS Group AG
4.988% due 08/05/2033 •		$1,400	1,358
6.537% due 08/12/2033 •		600	636
9.016% due 11/15/2033 •		1,900	2,295
UniCredit SpA 7.500% due 06/03/2026 •(c)(d)	EUR	800	868

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo & Co.
3.526% due 03/24/2028 •		$200	194
4.897% due 07/25/2033 •		4,600	4,444
5.198% due 01/23/2030 •		1,000	1,003
Weyerhaeuser Co.
4.000% due 04/15/2030		2,000	1,897
4.000% due 03/09/2052		3,025	2,292
4.750% due 05/15/2026		600	600
7.375% due 03/15/2032		2,142	2,386
Yango Justice International Ltd. 9.250% due 04/15/2049 ^		600	3

			111,562

INDUSTRIALS 31.2%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		755	750
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		400	402
Altice France SA 5.125% due 07/15/2029		1,060	795
American Airlines Pass-Through Trust
3.200% due 12/15/2029		189	179
3.375% due 11/01/2028		157	150
3.575% due 07/15/2029		62	60
3.700% due 04/01/2028		97	94
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,800	1,726
Amgen, Inc. 5.250% due 03/02/2033		2,700	2,681
ams-OSRAM AG 10.500% due 03/30/2029	EUR	1,100	1,127
Ashtead Capital, Inc. 5.950% due 10/15/2033		$200	202
Asmodee Group AB 5.750% due 12/15/2029	EUR	200	214
Becton Dickinson & Co. 3.828% due 06/07/2032		200	213
Belron U.K. Finance PLC 5.750% due 10/15/2029		$1,200	1,189
Berkeley Group PLC 2.500% due 08/11/2031	GBP	900	903
Block, Inc. 3.500% due 06/01/2031		$1,800	1,586
Boeing Co.
3.950% due 08/01/2059		2,350	1,554
5.705% due 05/01/2040		300	286
5.805% due 05/01/2050		500	466
5.930% due 05/01/2060		500	464
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		800	759
5.950% due 08/04/2033		100	102
Boston Scientific Corp. 2.650% due 06/01/2030		3,641	3,252
British Airways Pass-Through Trust 3.300% due 06/15/2034		156	143
Broadcom, Inc. 5.150% due 11/15/2031		100	101
CAB SELAS 3.375% due 02/01/2028	EUR	1,323	1,276
Cameron LNG LLC 2.902% due 07/15/2031		$1,500	1,308
Carnival Corp. 4.000% due 08/01/2028		3,800	3,604
Centene Corp. 2.450% due 07/15/2028		2,100	1,892
CGI, Inc. 1.450% due 09/14/2026		100	95
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	4,200	3,739
Charter Communications Operating LLC
3.950% due 06/30/2062		$300	183
6.100% due 06/01/2029		700	714
6.150% due 11/10/2026		100	102
Cheniere Energy Partners LP
3.250% due 01/31/2032 (g)		2,300	1,996
5.750% due 08/15/2034 (g)		1,500	1,511
Choice Hotels International, Inc.
3.700% due 12/01/2029		2,500	2,323
3.700% due 01/15/2031		550	495
Cidron Aida Finco SARL 5.000% due 04/01/2028	EUR	1,100	1,123
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029		$700	705
Constellation Brands, Inc. 2.250% due 08/01/2031		1,800	1,499

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Coterra Energy, Inc. 5.400% due 02/15/2035		400	388
Cox Communications, Inc. 3.500% due 08/15/2027		800	774
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,850	1,683
Diamondback Energy, Inc. 5.400% due 04/18/2034		2,000	1,968
DT Midstream, Inc. 5.800% due 12/15/2034		125	126
ELO SACA 5.875% due 04/17/2028	EUR	1,000	911
Energy Transfer LP 5.000% due 05/15/2044		$1,100	949
Enterprise Products Operating LLC 4.950% due 02/15/2035		1,000	968
Eramet SA 6.500% due 11/30/2029	EUR	800	804
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025		800	828
Essent Group Ltd. 6.250% due 07/01/2029		$100	102
Expand Energy Corp. 5.700% due 01/15/2035		100	98
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026		100	100
Fortinet, Inc. 2.200% due 03/15/2031		1,200	1,020
Garda World Security Corp. 6.000% due 06/01/2029		900	854
Global Payments, Inc.
1.200% due 03/01/2026		100	96
3.200% due 08/15/2029		300	275
5.950% due 08/15/2052		200	194
HCA, Inc.
3.500% due 09/01/2030		2,700	2,453
5.450% due 09/15/2034		100	98
5.950% due 09/15/2054		200	190
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		900	947
Hyundai Capital America
5.500% due 03/30/2026		300	302
5.688% due 08/04/2025 •		300	301
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		70	65
JDE Peet's NV 2.250% due 09/24/2031		150	122
JetBlue Airways Corp. 9.875% due 09/20/2031		1,400	1,489
John Lewis PLC 4.250% due 12/18/2034	GBP	2,150	2,062
JT International Financial Services BV 3.875% due 09/28/2028		$800	770
Las Vegas Sands Corp. 5.900% due 06/01/2027		1,400	1,421
Leidos, Inc. 2.300% due 02/15/2031		3,800	3,193
Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (g)		2,100	1,986
6.500% due 05/15/2027		800	810
Manuchar Group SARL 7.250% due 06/30/2027	EUR	800	818
Marvell Technology, Inc. 5.750% due 02/15/2029		$70	72
Mattel, Inc. 3.375% due 04/01/2026		2,500	2,451
MGM China Holdings Ltd. 4.750% due 02/01/2027		900	872
Mileage Plus Holdings LLC 6.500% due 06/20/2027		50	50
Moody's Corp. 3.100% due 11/29/2061		1,200	718
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,416
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		500	440
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	410
Northern Star Resources Ltd. 6.125% due 04/11/2033		50	51
Occidental Petroleum Corp.
5.000% due 08/01/2027		100	100
5.200% due 08/01/2029		100	99
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028 (g)		200	187

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Oracle Corp. 4.200% due 09/27/2029		400	386
PRA Health Sciences, Inc. 2.875% due 07/15/2026		1,000	965
Prosus NV 3.832% due 02/08/2051		2,000	1,294
Qorvo, Inc. 3.375% due 04/01/2031		1,800	1,541
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,669
5.500% due 04/01/2028		1,800	1,788
5.625% due 09/30/2031		700	689
6.000% due 02/01/2033		700	699
Santos Finance Ltd.
3.649% due 04/29/2031		4,200	3,705
6.875% due 09/19/2033		100	106
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,224
Silgan Holdings, Inc. 1.400% due 04/01/2026		900	858
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		206	192
Stryker Corp. 1.000% due 12/03/2031	EUR	1,600	1,448
Teva Pharmaceutical Finance Netherlands BV 3.150% due 10/01/2026		$1,800	1,731
Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	1,000	768
9.750% due 04/30/2028 «	GBP	240	281
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$200	225
TopBuild Corp. 4.125% due 02/15/2032		1,100	975
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	900	788
United Airlines Pass-Through Trust
5.800% due 07/15/2037		$587	600
5.875% due 04/15/2029		45	47
United Rentals North America, Inc. 3.875% due 11/15/2027		2,600	2,493
Var Energi ASA 8.000% due 11/15/2032		1,300	1,462
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,230
3.875% due 11/01/2033		1,125	967
4.125% due 08/15/2031		1,300	1,165
Venture Global LNG, Inc. 9.500% due 02/01/2029		1,000	1,106
Virgin Media Secured Finance PLC 4.125% due 08/15/2030	GBP	950	1,022
Williams Cos., Inc. 5.150% due 03/15/2034		$3,900	3,794
Wintershall Dea Finance 2 BV 2.499% due 04/20/2026 •(c)	EUR	1,200	1,207
Woodside Finance Ltd.
3.700% due 03/15/2028		$600	572
4.500% due 03/04/2029		1,900	1,843
Wynn Resorts Finance LLC
6.250% due 03/15/2033		1,500	1,478
7.125% due 02/15/2031		1,600	1,667

			124,979

UTILITIES 3.9%
AES Corp. 2.450% due 01/15/2031		1,700	1,418
BP Capital Markets PLC 3.250% due 03/22/2026 •(c)	EUR	800	826
Clearway Energy Operating LLC 4.750% due 03/15/2028		$875	838
CMS Energy Corp. 2.950% due 02/15/2027		100	96
Constellation Energy Generation LLC 6.125% due 01/15/2034		1,800	1,885
Edison International 6.950% due 11/15/2029		100	107
EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	807
1.816% due 03/02/2031		100	91
2.045% due 10/09/2028		100	97
FirstEnergy Corp. 2.250% due 09/01/2030		$1,700	1,464
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		1,500	772
ONEOK, Inc. 5.550% due 11/01/2026		1,500	1,520

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	342
3.300% due 12/01/2027		200	191
3.950% due 12/01/2047		1,200	897
4.550% due 07/01/2030		400	387
SPP-Distribucia AS 1.000% due 06/09/2031	EUR	2,200	1,894
Vistra Operations Co. LLC
5.125% due 05/13/2025		$500	500
6.950% due 10/15/2033		1,307	1,410

			15,542

Total Corporate Bonds & Notes (Cost $255,085)			252,083

U.S. GOVERNMENT AGENCIES 16.4%
Freddie Mac 5.992% due 11/25/2055 «~		354	228
Uniform Mortgage-Backed Security
3.000% due 05/01/2052		182	155
4.000% due 11/01/2053		965	883
4.500% due 07/01/2052 - 01/01/2053		13,783	12,989
5.000% due 08/01/2052 - 08/01/2053		2,674	2,590
Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2055		8,300	8,185
6.000% due 02/01/2055		14,600	14,656
6.500% due 02/01/2055		25,600	26,109

Total U.S. Government Agencies (Cost $65,495)			65,795

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025		367	364
2.125% due 04/15/2029 (g)		28,045	28,087
U.S. Treasury Notes
4.125% due 10/31/2029 (g)		9,900	9,788

Total U.S. Treasury Obligations (Cost $38,167)			38,239

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust 6.603% due 11/25/2045 •		31	12
Banc of America Funding Trust
4.830% due 09/20/2047 ~		267	230
7.000% due 10/25/2037		104	72
Banc of America Mortgage Trust 4.113% due 10/25/2035 ~		325	257
BCAP LLC Trust
4.893% due 05/25/2047 •		98	94
6.000% due 07/26/2037 ~		126	110
Bear Stearns ALT-A Trust 4.151% due 04/25/2037 ~		260	181
Bear Stearns Asset-Backed Securities Trust 4.803% due 12/25/2035 •		240	116
BX Trust 5.410% due 02/15/2039 •		345	345
Chase Mortgage Finance Trust 5.720% due 09/25/2036 ~		48	41
CIM Trust 5.000% due 05/25/2062 ~		645	639
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036		17	17
Countrywide Alternative Loan Trust
4.675% due 09/20/2046 •		55	55
4.753% due 06/25/2035 •		239	156
4.833% due 07/25/2046 •		56	57
4.833% due 09/25/2046 •		204	195
4.853% due 04/25/2035 •		226	174
5.073% due 11/25/2035 •		89	82
5.750% due 07/25/2035		92	56
5.753% due 10/25/2035 •		128	90
6.000% due 08/25/2036 •		204	117
6.000% due 05/25/2037		601	257
Countrywide Home Loan Mortgage Pass-Through Trust
4.157% due 09/25/2037 ~		58	52
5.750% due 07/25/2037		83	39
6.000% due 10/25/2034		4	3
Credit Suisse Mortgage Capital Certificates 4.473% due 12/29/2037 ~		3,815	1,988
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (a)		639	554
6.000% due 07/25/2036		581	280
DBGS Mortgage Trust 5.907% due 10/15/2036 •		1,000	986
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.603% due 02/25/2047 •		1,636	933

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.653% due 08/25/2037 •	60	47
First Horizon Alternative Mortgage Securities Trust
4.833% due 08/25/2035 ~	53	44
6.000% due 05/25/2036	6	2
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	253	105
IndyMac INDX Mortgage Loan Trust
4.159% due 11/25/2035 ~	231	214
4.186% due 05/25/2037 ~	84	71
4.953% due 02/25/2037 •	206	133
Lux Trust 7.088% due 08/15/2040 •	500	508
MASTR Adjustable Rate Mortgages Trust 7.912% due 11/25/2034 ~	60	57
Merrill Lynch Alternative Note Asset Trust 4.673% due 03/25/2037 •	1,766	426
Morgan Stanley Mortgage Loan Trust 3.489% due 11/25/2037 ~	246	172
Residential Accredit Loans, Inc. Trust
4.535% due 12/26/2034 ~	213	74
4.803% due 08/25/2035 •	312	250
5.721% due 07/25/2035 ~	15	13
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036	12	8
VASA Trust 5.412% due 07/15/2039 •	500	476
WaMu Mortgage Pass-Through Certificates Trust
4.361% due 12/25/2036 ~	90	81
5.623% due 07/25/2047 •	52	43

Total Non-Agency Mortgage-Backed Securities (Cost $13,294)		10,912

ASSET-BACKED SECURITIES 3.7%
CMBS OTHER 0.1%
AREIT LLC 6.494% due 08/17/2041 •	493	495

HOME EQUITY OTHER 2.8%
ABFC Trust
5.453% due 06/25/2037 •	264	214
5.503% due 03/25/2034 •	393	377
ACE Securities Corp. Home Equity Loan Trust 5.278% due 12/25/2045 •	514	387
Bear Stearns Asset-Backed Securities Trust 6.253% due 07/25/2034 •	89	95
Citigroup Mortgage Loan Trust 4.773% due 12/25/2036 •	859	466
GSAMP Trust
4.573% due 12/25/2036 •	391	192
4.913% due 12/25/2046 •	334	163
HSI Asset Securitization Corp. Trust 5.233% due 11/25/2035 •	570	520
MASTR Asset-Backed Securities Trust
4.673% due 08/25/2036 •	474	176
4.753% due 08/25/2036 •	1,073	398
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •	3,172	1,192
4.593% due 10/25/2036 •	611	265
4.603% due 10/25/2036 •	1,559	795
4.603% due 12/25/2036 •	85	43
4.753% due 06/25/2036 •	138	117
4.913% due 09/25/2036 •	680	290
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	1,004	329
New Century Home Equity Loan Trust 7.453% due 01/25/2033 •	45	37
People's Financial Realty Mortgage Securities Trust 4.593% due 09/25/2036 •	3,411	845
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 þ	2,099	522
Residential Asset Mortgage Products Trust 4.913% due 12/25/2035 •	979	798
Residential Asset Securities Corp. Trust 5.333% due 08/25/2034 •	131	129
SG Mortgage Securities Trust 4.813% due 02/25/2036 •	999	491
Structured Asset Investment Loan Trust
5.578% due 01/25/2035 •	1,024	874
5.833% due 04/25/2033 •	35	35
6.028% due 01/25/2035 •	1,102	894

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.178% due 01/25/2035 •		983	501

			11,145

WHOLE LOAN COLLATERAL 0.4%
Lehman XS Trust 4.763% due 03/25/2037 •		581	535
Securitized Asset-Backed Receivables LLC Trust
4.953% due 03/25/2036 •		1,157	711
4.953% due 05/25/2036 •		704	359

			1,605

OTHER ABS 0.4%
GoldenTree Loan Management U.S. CLO Ltd. 6.287% due 01/20/2034 •		800	802
Madison Park Funding Ltd. 5.812% due 10/18/2030 •		520	521

			1,323

Total Asset-Backed Securities (Cost $17,107)			14,568

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
1.000% due 07/09/2029		29	23
3.500% due 07/09/2041 þ		1,800	1,129
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	453
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (a)	BRL	18,300	2,875
Mexico Government International Bond
2.750% due 11/27/2031 (b)	MXN	17,187	695
3.000% due 12/03/2026 (b)		1,335	60
4.000% due 11/30/2028 (b)		12,515	569
4.000% due 08/24/2034 (b)		10,012	426
Peru Government International Bond
5.400% due 08/12/2034	PEN	5,900	1,436
6.150% due 08/12/2032		709	188
6.950% due 08/12/2031		2,091	587
7.300% due 08/12/2033		100	28
South Africa Government International Bond
7.100% due 11/19/2036		$400	390
8.500% due 01/31/2037	ZAR	12,000	540
8.875% due 02/28/2035		45,720	2,206

Total Sovereign Issues (Cost $12,539)			11,605

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA «(e)		937	31

Total Common Stocks (Cost $85)			31

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 « (e)		1	0

INFORMATION TECHNOLOGY 0.0%
Cineworld Group PLC - Exp. 11/23/2025 « (e)		5,979	0

Total Warrants (Cost $0)			0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(c)(d)		800,000	842

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Preferred Securities (Cost $860)		842

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.4%		1,698

Total Short-Term Instruments (Cost $1,698)		1,698

Total Investments in Securities (Cost $436,048)		427,710

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
EXCHANGE-TRADED FUNDS 10.0%
PIMCO Senior Loan Active Exchange-Traded Fund	782,000	39,960

Total Exchange-Traded Funds (Cost $39,963)		39,960

Total Investments in Affiliates (Cost $39,963)		39,960

Total Investments 116.8% (Cost $476,011)		$467,670
Financial Derivative Instruments (h)(i) 0.3%(Cost or Premiums, net $(6))		1,404
Other Assets and Liabilities, net (17.1)%		(68,524)

Net Assets 100.0%		$400,550

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	11/12/2019 - 02/23/2024	85	31	0.01

$85	$31	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

RDR	4.150%	12/20/2024	01/31/2025	$1,698	General Motors Co. 6.800% due 10/01/2027	$(1,699)	$1,698	$1,701

Total Repurchase Agreements	$(1,699)	$1,698	$1,701

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.300%	12/20/2024	01/31/2025	$(1,941)	$(1,944)
BPS	4.400	12/20/2024	TBD(3)	(1,098)	(1,100)
4.450	12/20/2024	TBD(3)	(1,925)	(1,929)
4.500	12/20/2024	TBD(3)	(1,407)	(1,409)
BRC	1.250	12/18/2024	TBD(3)	EUR	(497)	(515)
BSN	4.580	12/19/2024	01/06/2025	$(14,128)	(14,153)
JML	0.750	12/18/2024	TBD(3)	EUR	(101)	(104)
1.250	12/18/2024	TBD(3)	(199)	(206)
JPS	4.300	12/20/2024	01/31/2025	$(1,286)	(1,288)
4.560	12/24/2024	01/07/2025	(2,382)	(2,385)
4.570	12/20/2024	01/06/2025	(2,863)	(2,868)

Total Reverse Repurchase Agreements	$(27,901)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,677)	$(1,699)

Total Short Sales (0.4)%	$(1,677)	$(1,699)

(g)	Securities with an aggregate market value of $28,709 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(0) at a weighted average interest rate of X.XXX. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(28) of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	117.500	01/24/2025	2	2	0	(1)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	2	2	0	0
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	1	1	(1)	(2)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	1	1	0	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	2	2	(1)	(2)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	2	2	(1)	(3)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	2	2	(1)	0
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	2	2	(1)	0

Total Written Options	$(5)	$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	80	$19,207	$6	$0	$(3)
3-Month SOFR Active Contract June Futures	09/2027	80	19,202	0	0	(4)
3-Month SOFR Active Contract March Futures	06/2027	80	19,205	3	0	(3)
3-Month SOFR Active Contract September Futures	12/2027	80	19,200	(2)	0	(5)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	166	19,738	(688)	0	(73)

$(681)	$0	$(88)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	2	$(244)	$2	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2025	102	(11,093)	109	22	0
U.S. Treasury Long-Term Bond March Futures	03/2025	292	(33,242)	884	73	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	167	(18,589)	257	42	0

$1,252	$137	$0

Total Futures Contracts	$571	$137	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Beazer Homes USA, Inc.	(5.000)%	Quarterly	12/20/2029	2.845%	$3,000	$(283)	$5	$(278)	$6	$0
DR Horton, Inc.	(1.000)	Quarterly	12/20/2029	0.510	2,000	(41)	(4)	(45)	0	(1)
Jaguar Land Rover Automotive	(1.000)	Quarterly	12/20/2029	2.382	EUR	2,600	(322)	3	(319)	0	(2)
KB Home	(5.000)	Quarterly	12/20/2029	1.666	$2,700	(406)	11	(395)	4	0
Lennar Corp.	(5.000)	Quarterly	12/20/2029	0.825	2,000	(375)	1	(374)	0	0
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2029	0.822	2,000	(375)	1	(374)	0	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	12/20/2029	0.799	2,000	(18)	(1)	(19)	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	1.093		3,000	14	(3)	11	0	(2)

							$(1,806)	$13	$(1,793)	$10	$(5)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.432%		$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		400	(2)	9	7	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	200	1	0	1	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.782		$2,100	297	(1)	296	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	450	(81)	83	2	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.195		600	(54)	59	5	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.317		$100	17	(2)	15	0	0
Telefonica Emisiones SA	1.000	Quarterly	12/20/2029	0.589	EUR	1,800	41	(4)	37	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		$200	0	4	4	0	0

							$218	$150	$368	$1	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	12,200	$222	$(300)	$(78)	$34	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		400	(8)	50	42	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,800	0	(10)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	230	1,046	27	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		900	(5)	18	13	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		5,200	0	99	99	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		500	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		140	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		3,900	222	1,233	1,455	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,000	61	24	85	1	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(188)	(188)	0	0
Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	(28)	89	22	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		400	(1)	1	0	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		800	(9)	(2)	(11)	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	1	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		1,075	11	4	15	3	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,050	(3)	(70)	(73)	0	(15)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		400	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(2)	(2)	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	1,310	131	495	626	0	(4)

$1,543	$1,618	$3,161	$101	$(26)

Total Swap Agreements	$(45)	$1,781	$1,736	$112	$(32)

Cash of $6,920 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	72	$54	$1	$0
01/2025	$223	NZD	379	0	(11)
BOA	01/2025	CNH	313	$43	0	0
01/2025	SGD	99	73	1	0
01/2025	$25	KRW	34,794	0	(1)
02/2025	72	HKD	558	0	0
BPS	01/2025	CAD	2,998	$2,138	51	0
01/2025	CNH	3,784	522	6	0
01/2025	EUR	576	606	9	0
01/2025	IDR	1,327,768	81	0	(1)
01/2025	INR	8,756	102	0	0
01/2025	KRW	222,818	160	9	0
01/2025	SGD	83	62	1	0
01/2025	TWD	9,592	302	11	0
01/2025	$531	CNH	3,877	0	(3)
01/2025	480	EUR	458	0	(5)
01/2025	71	IDR	1,132,159	0	(1)
01/2025	209	INR	17,668	0	(3)
01/2025	108	KRW	160,176	1	0
01/2025	208	PLN	848	0	(3)
01/2025	66	TWD	2,141	0	(1)
01/2025	ZAR	39,310	$2,215	134	0
02/2025	CNH	2,032	280	3	0
03/2025	KRW	159,762	108	0	(1)
03/2025	$81	IDR	1,331,794	1	0
03/2025	102	INR	8,801	0	0
04/2025	TWD	2,129	$66	1	0
05/2025	CNH	4,512	621	4	0
BRC	01/2025	GBP	6,095	7,673	43	0
01/2025	$136	IDR	2,127,278	0	(4)
01/2025	841	TRY	31,638	40	0
02/2025	986	37,375	17	0
03/2025	ILS	27	$8	0	0
03/2025	MXN	11,192	547	17	0
03/2025	$81	TRY	3,099	1	0
BSH	01/2025	PEN	323	$86	0	0
04/2025	2,296	603	0	(6)
CBK	01/2025	CNH	65	9	0	0
01/2025	IDR	1,617,116	100	0	0
01/2025	INR	85,403	1,002	6	0
01/2025	KRW	456,668	335	25	0
01/2025	PEN	936	251	2	0
01/2025	TWD	17,917	563	18	0
01/2025	$141	IDR	2,226,809	0	(3)
01/2025	1,084	INR	91,735	0	(15)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	159	KRW	228,105	0	(4)
03/2025	KRW	125,106	$85	1	0
03/2025	PEN	710	187	0	(2)
03/2025	$100	IDR	1,621,872	0	0
03/2025	1,002	INR	85,786	0	(7)
DUB	01/2025	KRW	212,508	$155	11	0
01/2025	$159	KRW	223,959	0	(8)
01/2025	82	PLN	337	0	(1)
02/2025	132	MXN	2,679	0	(5)
05/2025	PEN	306	$80	0	(1)
FAR	01/2025	AUD	1,719	1,115	52	0
01/2025	TWD	166	5	0	0
GLM	01/2025	CNH	13,664	1,879	17	0
01/2025	KRW	330,296	240	17	0
01/2025	MXN	2,004	96	0	0
01/2025	TWD	2,609	81	2	0
01/2025	$131	IDR	2,070,702	0	(3)
01/2025	93	PLN	379	0	(1)
02/2025	363	BRL	2,096	0	(26)
02/2025	60	MXN	1,214	0	(2)
03/2025	235	BRL	1,386	0	(13)
04/2025	BRL	18,300	$3,282	364	0
05/2025	$485	CNH	3,482	0	(8)
JPM	01/2025	CNH	3,279	$453	6	0
01/2025	PEN	422	113	0	0
01/2025	TRY	4,362	122	0	(1)
01/2025	TWD	2,338	72	1	0
01/2025	$14	IDR	229,395	0	0
01/2025	173	INR	14,669	0	(2)
01/2025	53	PLN	216	0	(1)
01/2025	122	TRY	4,403	1	0
05/2025	167	7,409	19	0
MBC	01/2025	CAD	405	$286	4	0
01/2025	CHF	646	736	24	0
01/2025	CNH	690	95	1	0
01/2025	EUR	31,695	33,396	549	0
01/2025	INR	3,684	43	0	0
01/2025	KRW	654,637	473	29	0
01/2025	$279	CNH	2,035	0	(2)
01/2025	503	EUR	475	0	(10)
01/2025	119	INR	10,053	0	(2)
01/2025	81	KRW	112,868	0	(4)
01/2025	13	PLN	54	0	0
01/2025	103	TWD	3,346	0	(1)
02/2025	63	HKD	487	0	0
03/2025	ILS	9	$2	0	0
03/2025	$43	INR	3,704	0	0
04/2025	TWD	3,327	$103	1	0
05/2025	CNH	2,684	370	2	0
05/2025	$692	CNH	4,967	0	(12)
MYI	01/2025	81	IDR	1,283,131	0	(2)
01/2025	10	PLN	42	0	0
02/2025	55	TRY	2,099	1	0
NGF	01/2025	111	IDR	1,774,801	0	(2)
SCX	01/2025	CNH	1,627	$225	3	0
01/2025	PEN	2,580	695	8	0
01/2025	SGD	29	21	0	0
01/2025	TWD	1,375	43	1	0
01/2025	$204	EUR	196	0	(1)
01/2025	26	IDR	410,610	0	0
01/2025	348	INR	29,402	0	(5)
01/2025	22	KRW	31,887	0	0
01/2025	54	TWD	1,771	0	0
03/2025	KRW	31,806	$22	0	0
04/2025	TWD	1,762	54	1	0
05/2025	CNH	10,797	1,503	24	0
SOG	01/2025	$111	PLN	454	0	(1)
UAG	01/2025	NOK	157	$14	0	0
01/2025	$105	PLN	425	0	(2)

Total Forward Foreign Currency Contracts	$1,541	$(187)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC USD versus CNH	CNH	7.283	05/15/2025	1,000	$12	$18
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	1,000	11	16

$23	$34

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	4,500	$4	$3

Total Purchased Options	$27	$37

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.000	05/15/2025	1,000	$(8)	$(4)
Call - OTC USD versus CNH	7.550	05/15/2025	1,000	(4)	(5)
MBC	Put - OTC USD versus CNH	7.078	05/13/2025	1,000	(11)	(5)

$(23)	$(14)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	200	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	200	(1)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	300	(1)	(6)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	500	(3)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	200	(1)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	300	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	300	(1)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	300	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	300	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	600	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	600	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	300	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	200	(1)	(4)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	200	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	200	0	(3)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	400	(1)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	400	(1)	(3)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	1	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(1)

$(36)	$(55)

Total Written Options	$(59)	$(69)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$100	$0	$0	$0	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.173% (SOFRINDX)	Maturity	03/20/2025	$5,900	$76	$(115)	$0	$(39)

Total Swap Agreements	$76	$(115)	$0	$(39)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,467	$1,470	$31,937
Corporate Bonds & Notes
Banking & Finance	0	111,562	0	111,562
Industrials	0	124,258	721	124,979
Utilities	0	15,542	0	15,542
U.S. Government Agencies	0	65,567	228	65,795
U.S. Treasury Obligations	0	38,239	0	38,239
Non-Agency Mortgage-Backed Securities	0	10,912	0	10,912

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Asset-Backed Securities
CMBS Other	0	495	0	495
Home Equity Other	0	11,145	0	11,145
Whole Loan Collateral	0	1,605	0	1,605
Other ABS	0	1,323	0	1,323
Sovereign Issues	0	11,605	0	11,605
Common Stocks
Financials	0	0	31	31
Preferred Securities
Banking & Finance	0	842	0	842
Short-Term Instruments
Repurchase Agreements	0	1,698	0	1,698

	$0	$425,260	$2,450	$427,710
Investments in Affiliates, at Value
Exchange-Traded Funds	39,960	0	0	39,960

Total Investments	$39,960	$425,260	$2,450	$467,670

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,699)	$0	$(1,699)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	249	0	249
Over the counter	0	1,578	0	1,578

	$0	$1,827	$0	$1,827
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(120)	0	(128)
Over the counter	0	(295)	0	(295)

	$(8)	$(415)	$0	$(423)

Total Financial Derivative Instruments	$(8)	$1,412	$0	$1,404

Totals	$39,952	$424,973	$2,450	$467,375

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.8%
AI Silk Midco Ltd. 8.101% (EUR006M + 4.750%) due 03/04/2031 ~	EUR	3,500	$3,622
Aligned Data Centers International LP 8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$7,500	7,471
Altice France SA 10.147% due 08/15/2028 ~		5,842	4,707
Asurion LLC 8.707% due 08/19/2028 ~		151	152
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	6,300	6,496
Barnes Group, Inc. TBD% due 12/10/2031 ~		$1,300	1,303
BCPE Empire Holdings, Inc. 7.857% due 12/11/2028 ~		1,955	1,969
Broadcom, Inc. 5.463% due 08/14/2026« ~		750	748
Castlelake LP 2.950% due 05/13/2031 «~		5,941	5,473
Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		1,374	1,372
8.428% due 11/01/2031 ~		10,400	10,530
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		1,700	1,705
Cotiviti Corp. 7.303% due 05/01/2031 ~		7,313	7,364
Databricks, Inc.
TBD% due 12/20/2030 «µ		1,069	1,064
TBD% due 12/20/2030 «		4,831	4,807
Diamond Sports Group LLC TBD% due 05/25/2026 «~		58	9
Endure Digital, Inc. 8.138% due 02/10/2028 «~		4,651	3,814
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~		3,591	3,607
Global Medical Response, Inc. 9.856% due 10/31/2028 ~(b)		736	739
Hudson's Bay Co. TBD% due 04/03/2026		56	56
IRB Holding Corp. 6.857% due 12/15/2027 ~		2,661	2,667
Ivanti Software, Inc. 9.121% due 12/01/2027 ~		1,277	1,047
Lifepoint Health, Inc.
7.965% due 05/17/2031 ~		4,389	4,404
8.406% due 05/17/2031 ~		79	79
Lorca Holdco Ltd. 7.829% due 03/25/2031 ~		2,084	2,106
Medline Borrower LP 6.607% due 10/23/2028 ~		1,772	1,780
Mercury Projects Finance PLC 7.688% (EUR003M + 2.970%) due 08/11/2030 «~	EUR	2,700	2,898
Modena Buyer LLC 8.857% due 07/01/2031 ~		$3,125	3,035
MPH Acquisition Holdings LLC 9.026% due 09/01/2028 ~		2	2
Nouryon Finance BV 6.719% (TSFR3M + 6.000%) due 04/03/2028 ~	EUR	755	785
Ocs Group Holdings Ltd. TBD% due 11/27/2031« ~	GBP	5,100	6,333
Olympus Water U.S. Holding Corp. TBD% due 06/20/2031 ~		$2,074	2,083
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(k)	EUR	600	621
Project Hudson II 7.730% due 05/29/2026 «		$1,700	1,725
QualityTech LP 8.024% due 10/30/2031 ~		3,200	3,224
Republic of Turkey 9.127% (TSFR3M + 3.500%) due 04/27/2031 «~	EUR	4,600	5,193
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~		$2,950	2,974
SCUR-Alpha 1503 GmbH 10.085% due 03/29/2030 ~		983	940

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

SOCAR Turkey Enerji AS 6.887% (EUR006M + 5.000%) due 08/11/2026 ~	EUR	4,000	4,139
Softbank Vision Fund II 6.000% due 12/23/2025 «~		$6,733	6,647
Spirit Airlines, Inc. TBD% due 11/18/2025 ~		560	561
Standard Industries, Inc. 6.106% due 09/22/2028 ~		872	875
Subcalidora 2 SARL 8.433% (EUR003M + 5.750%) due 08/14/2029 ~	EUR	4,000	4,154
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		4,800	4,924
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~		$1,795	1,686
Virgin Media Bristol LLC 7.762% due 01/31/2029 ~		5,630	5,607
White Cap Buyer LLC 7.607% due 10/19/2029 ~		1,965	1,971
Worldwide Express Operations LLC 8.329% due 07/26/2028 ~		1,067	1,075
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		58	57

Total Loan Participations and Assignments (Cost $142,710)			140,600

CORPORATE BONDS & NOTES 46.2%
BANKING & FINANCE 16.2%
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034		3,300	3,357
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,759
4.450% due 04/03/2026		550	547
AIA Group Ltd. 3.200% due 09/16/2040		800	597
Aircastle Ltd. 2.850% due 01/26/2028		560	521
Alamo Re Ltd. 15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		700	743
Alliant Holdings Intermediate LLC 6.500% due 10/01/2031		2,900	2,875
Ally Financial, Inc. 8.000% due 11/01/2031		14,166	15,670
American Assets Trust LP 3.375% due 02/01/2031		810	705
American Homes 4 Rent LP
2.375% due 07/15/2031		100	84
3.375% due 07/15/2051		100	66
4.900% due 02/15/2029		1,910	1,898
American Tower Corp.
2.100% due 06/15/2030		1,200	1,029
2.900% due 01/15/2030		870	784
3.800% due 08/15/2029		1,950	1,847
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,038
Antares Holdings LP 2.750% due 01/15/2027		1,050	985
Armor Holdco, Inc. 8.500% due 11/15/2029		550	558
Armor RE Ltd. 14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		700	733
Arthur J Gallagher & Co. 5.150% due 02/15/2035		1,500	1,463
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,105
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	7,042
2.875% due 02/15/2025		2,000	1,994
3.250% due 02/15/2027		500	481
4.250% due 04/15/2026		1,575	1,557
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	2,747
10.500% due 07/23/2029		2,400	3,138
Banco BTG Pactual SA 5.750% due 01/22/2030		$2,200	2,127
Banco Santander SA 2.746% due 05/28/2025		800	792
Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,580
2.884% due 10/22/2030 •		4,490	4,059
3.705% due 04/24/2028 •		3,700	3,605
5.288% due 04/25/2034 •		1,250	1,240
Barclays PLC
6.125% due 12/15/2025 •(i)(j)		3,000	2,997
6.375% due 12/15/2025 •(i)(j)	GBP	600	752

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

7.125% due 06/15/2025 •(i)(j)		3,700	4,644
BBVA Bancomer SA 5.250% due 09/10/2029		$1,000	982
BGC Group, Inc. 4.375% due 12/15/2025		2,540	2,517
Blue Owl Finance LLC 6.250% due 04/18/2034		2,000	2,056
BNP Paribas SA
1.904% due 09/30/2028 •		100	92
2.219% due 06/09/2026 •		1,600	1,580
3.052% due 01/13/2031 •		4,600	4,108
4.625% due 01/12/2027 •(i)(j)		2,200	2,072
7.000% due 08/16/2028 •(i)(j)		2,000	2,005
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,500	1,574
BPCE SA
6.714% due 10/19/2029 •		2,500	2,602
7.003% due 10/19/2034 •		2,500	2,665
Brandywine Operating Partnership LP 8.875% due 04/12/2029		3,000	3,198
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	183
Brookfield Finance, Inc.
4.350% due 04/15/2030		3,400	3,278
4.700% due 09/20/2047		626	541
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,394	1,378
CaixaBank SA
5.673% due 03/15/2030 •		1,200	1,212
6.840% due 09/13/2034 •		2,500	2,660
CI Financial Corp. 7.500% due 05/30/2029		2,800	2,932
CIMA Finance DAC 2.950% due 09/05/2029		2,133	1,906
Citigroup, Inc. 2.572% due 06/03/2031 •		4,400	3,836
Commerzbank AG 8.625% due 02/28/2033 •	GBP	1,100	1,479
CoStar Group, Inc. 2.800% due 07/15/2030		$1,020	892
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	31,400	8,652
Credit Acceptance Corp. 9.250% due 12/15/2028		$2,750	2,912
Credit Agricole SA 1.907% due 06/16/2026 •		3,550	3,499
Credit Suisse AG AT1 Claim		12,750	1,594
Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,725
3.100% due 11/15/2029		1,020	929
CubeSmart LP 2.000% due 02/15/2031		1,525	1,268
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,488
Deloitte LLP
5.250% due 01/30/2030 «(k)		2,000	1,987
5.410% due 01/30/2032 «(k)		2,000	1,984
5.410% due 01/30/2037 «(k)		500	487
5.590% due 01/30/2035 «(k)		2,000	1,974
Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,620
5.882% due 07/08/2031 •		2,275	2,270
Discover Bank 4.650% due 09/13/2028		1,100	1,078
DOC DR LLC 3.950% due 01/15/2028		23	22
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,360
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,001
9.250% due 04/01/2029		3,000	3,200
Equinix, Inc. 3.200% due 11/18/2029		910	837
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	400	401
Essex Portfolio LP
1.650% due 01/15/2031		$700	571
2.650% due 03/15/2032		690	581
2.650% due 09/01/2050		300	173
European Union 3.000% due 12/04/2034	EUR	34,300	35,827
Extra Space Storage LP 4.000% due 06/15/2029		$150	144
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,293

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

3.375% due 11/13/2025		11,600	11,423
3.815% due 11/02/2027		800	767
4.535% due 03/06/2025	GBP	2,600	3,247
4.542% due 08/01/2026		$600	594
7.350% due 11/04/2027		300	314
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,635
7.000% due 05/01/2031		6,400	6,537
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,503
7.625% due 05/01/2026		1,100	1,104
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029		3,400	3,512
Gaci First Investment Co. 5.125% due 02/14/2053		2,700	2,263
GLP Capital LP
4.000% due 01/15/2030		100	93
5.750% due 06/01/2028		890	899
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		3,800	3,639
5.330% due 07/23/2035 •		4,050	3,976
5.727% due 04/25/2030 •		1,700	1,736
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,384
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		1,400	1,364
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	708
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,910
3.750% due 09/15/2030		2,520	2,222
Highwoods Realty LP 3.050% due 02/15/2030		100	88
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,214
4.375% due 02/01/2031		500	451
HSBC Holdings PLC
2.804% due 05/24/2032 •		1,700	1,445
2.848% due 06/04/2031 •		1,075	944
4.600% due 12/17/2030 •(i)(j)		1,250	1,108
4.700% due 03/09/2031 •(i)(j)		1,100	972
Hudson Pacific Properties LP
3.250% due 01/15/2030		855	583
4.650% due 04/01/2029		300	226
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		2,800	2,765
Intesa Sanpaolo SpA 6.625% due 06/20/2033		3,300	3,453
JAB Holdings BV 2.200% due 11/23/2030		335	277
Jane Street Group 7.125% due 04/30/2031		5,300	5,451
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,596
4.505% due 10/22/2028 •		2,000	1,983
5.294% due 07/22/2035 •		3,900	3,860
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	23,238	1,835
KKR Group Finance Co. LLC
3.500% due 08/25/2050		$970	672
3.750% due 07/01/2029		300	284
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,130	1,090
Lazard Group LLC 6.000% due 03/15/2031		1,975	2,029
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		83	83
Lloyds Bank PLC 0.000% due 04/02/2032 þ		2,800	1,851
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	195
4.947% due 06/27/2025 •(i)(j)	EUR	1,900	1,971
7.500% due 09/27/2025 •(i)(j)		$2,400	2,425
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,314
Midcap Financial Issuer Trust 6.500% due 05/01/2028		1,150	1,126
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		2,000	1,712
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		2,500	2,138
2.869% due 09/13/2030 •		1,000	905
Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,009
5.320% due 07/19/2035 •		5,300	5,215

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	1,991
7.125% due 02/01/2032		1,850	1,876
Nationwide Building Society 3.960% due 07/18/2030 •		2,400	2,275
NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,700	1,448
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,034
6.000% due 12/29/2025 •(i)(j)		$3,490	3,480
Navient Corp. 5.625% due 01/25/2025		100	100
Newmark Group, Inc. 7.500% due 01/12/2029		1,500	1,569
Nomura Holdings, Inc. 2.679% due 07/16/2030		2,300	2,003
Nordea Bank Abp 6.625% due 03/26/2026 •(i)(j)		1,500	1,508
Omega Healthcare Investors, Inc. 4.500% due 01/15/2025		700	700
OneMain Finance Corp.
4.000% due 09/15/2030		550	489
5.375% due 11/15/2029		3,149	3,030
6.625% due 01/15/2028		20	20
6.625% due 05/15/2029		3,800	3,852
Oxford Finance LLC 6.375% due 02/01/2027		1,000	991
Palm RE Ltd. 13.814% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	262
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		7,600	5,149
Panther Escrow Issuer LLC 7.125% due 06/01/2031		4,600	4,651
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,700	1,601
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,716
5.750% due 09/15/2031		2,375	2,265
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	897
PRA Group, Inc. 8.875% due 01/31/2030		1,400	1,452
Prudential Funding Asia PLC 3.125% due 04/14/2030		150	136
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	728
Rayonier LP 2.750% due 05/17/2031		300	255
Realty Income Corp.
1.625% due 12/15/2030	GBP	500	511
3.200% due 01/15/2027		$500	485
3.200% due 02/15/2031		820	736
3.400% due 01/15/2030		900	837
Regency Centers LP 2.950% due 09/15/2029		100	92
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,561
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,206
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	949
Rocket Mortgage LLC
3.875% due 03/01/2031		560	488
4.000% due 10/15/2033		3,450	2,877
Sabine Re Ltd. 12.534% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		400	414
Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	882
6.875% due 04/15/2034		3,000	3,141
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		2,400	2,312
SBA Communications Corp. 3.875% due 02/15/2027		1,000	958
Stifel Financial Corp. 4.000% due 05/15/2030		980	926
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025		900	899
2.750% due 01/15/2030		1,900	1,697
Sunrise FinCo BV 4.875% due 07/15/2031		950	863
Synchrony Financial 2.875% due 10/28/2031		1,700	1,410
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		1,800	1,799
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	87	104
5.801% due 10/13/2040		188	231

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.052% due 10/13/2039		6,462	8,168
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	6,128
Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,640
7.375% due 02/13/2034		2,000	1,998
UBS Group AG
2.095% due 02/11/2032 •		700	578
3.091% due 05/14/2032 •		1,525	1,327
3.869% due 01/12/2029 •		4,250	4,094
4.194% due 04/01/2031 •		3,100	2,931
5.428% due 02/08/2030 •		2,000	2,013
5.617% due 09/13/2030 •		2,500	2,541
UniCredit SpA 2.569% due 09/22/2026 •		8,650	8,484
VICI Properties LP
3.875% due 02/15/2029		3,550	3,348
4.125% due 08/15/2030		625	581
4.250% due 12/01/2026		2,030	1,998
5.750% due 02/01/2027		1,030	1,040
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,732
5.211% due 12/03/2035 •		5,000	4,867
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,285
6.950% due 10/01/2027		460	486
7.375% due 03/15/2032		508	566
Willis North America, Inc. 2.950% due 09/15/2029		200	182

			472,687

INDUSTRIALS 25.6%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	788	989
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029		$600	562
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		2,000	1,808
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		2,085	1,982
AEP Transmission Co. LLC 5.150% due 04/01/2034		3,000	2,953
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,325
Air Canada Pass-Through Trust
3.600% due 09/15/2028		431	419
5.250% due 10/01/2030		748	747
Aker BP ASA
3.750% due 01/15/2030		800	744
4.000% due 01/15/2031		1,300	1,199
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,085	1,077
Alcon Finance Corp. 2.600% due 05/27/2030		900	796
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		600	579
ALROSA Finance SA 3.100% due 06/25/2027« ^(c)		5,500	330
Altice France SA
3.375% due 01/15/2028	EUR	1,025	807
4.250% due 10/15/2029		800	629
5.500% due 10/15/2029		$2,625	1,979
AMC Networks, Inc. 4.250% due 02/15/2029		735	578
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,526	3,088
3.000% due 04/15/2030		109	102
3.150% due 08/15/2033		268	243
3.200% due 12/15/2029		1,385	1,310
3.350% due 04/15/2031		1,296	1,217
3.375% due 11/01/2028		1,259	1,204
3.575% due 07/15/2029		802	772
3.600% due 03/22/2029		597	578
3.600% due 04/15/2031		117	107
3.650% due 08/15/2030		383	365
3.700% due 04/01/2028		241	235
American Airlines, Inc.
5.500% due 04/20/2026		1,888	1,883
5.750% due 04/20/2029		575	571
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,000	908
Amgen, Inc.
5.600% due 03/02/2043		1,500	1,459
5.650% due 03/02/2053		1,350	1,301

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

ANGI Group LLC 3.875% due 08/15/2028		1,810	1,625
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	362
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		2,100	1,954
Antofagasta PLC 2.375% due 10/14/2030		800	672
Apache Corp. 4.875% due 11/15/2027		870	864
AS Mileage Plan IP Ltd. 5.308% due 10/20/2031		3,000	2,931
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	673
ATS Corp. 4.125% due 12/15/2028		650	605
Avantor Funding, Inc.
3.875% due 11/01/2029		1,825	1,670
4.625% due 07/15/2028		2,545	2,431
Axalta Coating Systems LLC 3.375% due 02/15/2029		1,250	1,136
Azelis Finance NV 4.750% due 09/25/2029	EUR	800	855
B.C. Unlimited Liability Co.
4.000% due 10/15/2030		$3,400	3,044
4.375% due 01/15/2028		4,660	4,455
BAE Systems PLC 3.400% due 04/15/2030		1,000	923
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,000	1,036
Bausch Health Cos., Inc. 5.500% due 11/01/2025		500	488
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,087
4.375% due 12/15/2028		2,300	2,213
6.375% due 11/21/2030		800	823
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,696
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		800	787
Becton Dickinson & Co. 2.823% due 05/20/2030		270	242
Belron U.K. Finance PLC 5.750% due 10/15/2029		2,000	1,981
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,493
Block, Inc.
2.750% due 06/01/2026		1,325	1,278
3.500% due 06/01/2031		1,400	1,234
Boeing Co.
3.250% due 02/01/2028		2,390	2,251
3.625% due 02/01/2031		1,075	976
5.040% due 05/01/2027		600	602
5.150% due 05/01/2030		2,835	2,797
5.805% due 05/01/2050		1,850	1,724
5.930% due 05/01/2060		2,570	2,384
6.388% due 05/01/2031		1,400	1,464
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		870	826
Boparan Finance PLC 9.375% due 11/07/2029	GBP	2,300	2,790
Boston Scientific Corp. 2.650% due 06/01/2030		$720	643
Boyne USA, Inc. 4.750% due 05/15/2029		1,000	949
British Airways Pass-Through Trust
2.900% due 09/15/2036		1,100	973
4.250% due 05/15/2034		762	724
Broadcom, Inc.
2.600% due 02/15/2033		1,000	827
3.137% due 11/15/2035		906	740
3.187% due 11/15/2036		5,240	4,223
3.419% due 04/15/2033		2,380	2,084
3.469% due 04/15/2034		5,534	4,799
4.300% due 11/15/2032		1,590	1,501
4.926% due 05/15/2037		1,038	988
Builders FirstSource, Inc. 4.250% due 02/01/2032		3,200	2,829
Burberry Group PLC 5.750% due 06/20/2030	GBP	3,000	3,647
BWX Technologies, Inc. 4.125% due 06/30/2028		$1,770	1,659
CA Magnum Holdings 5.375% due 10/31/2026		2,400	2,344
Cablevision Lightpath LLC 3.875% due 09/15/2027		325	309

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Cameron LNG LLC
3.302% due 01/15/2035		300	248
3.402% due 01/15/2038		400	333
3.701% due 01/15/2039		300	243
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		1,100	1,071
Canadian Pacific Railway Co. 4.200% due 11/15/2069		270	198
Carnival Corp. 4.000% due 08/01/2028		6,550	6,212
CCO Holdings LLC
5.125% due 05/01/2027		3,000	2,950
5.375% due 06/01/2029		1,000	957
Centene Corp.
2.500% due 03/01/2031		3,000	2,483
4.250% due 12/15/2027		2,200	2,133
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,500	1,565
CF Industries, Inc. 5.150% due 03/15/2034		2,825	2,745
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		420	399
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,509
3.750% due 02/15/2028		1,300	1,239
3.850% due 04/01/2061		5,425	3,273
3.900% due 06/01/2052		1,875	1,208
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,410	1,325
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,926
5.500% due 01/15/2028		$300	273
Chobani LLC 4.625% due 11/15/2028		1,900	1,831
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,719
Clarivate Science Holdings Corp. 3.875% due 07/01/2028		1,725	1,608
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,768
5.625% due 03/15/2027		2,275	2,186
6.000% due 01/15/2029		1,000	896
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	512
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	777
Continental Wind LLC 6.000% due 02/28/2033		142	143
Coty, Inc.
3.875% due 04/15/2026	EUR	775	805
5.000% due 04/15/2026		$594	593
CQP Holdco LP 5.500% due 06/15/2031		1,200	1,147
CVS Pass-Through Trust
5.773% due 01/10/2033		207	206
5.926% due 01/10/2034		23	23
6.036% due 12/10/2028		43	43
6.943% due 01/10/2030		4,566	4,659
7.507% due 01/10/2032		3,640	3,834
8.353% due 07/10/2031		789	850
DAE Funding LLC 2.625% due 03/20/2025		4,000	3,970
Dcli Bidco LLC 7.750% due 11/15/2029		1,950	2,001
DCP Midstream Operating LP 3.250% due 02/15/2032		2,350	2,025
Dell International LLC 8.100% due 07/15/2036		594	705
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,200	1,193
4.750% due 10/20/2028		2,705	2,670
Directv Financing LLC 5.875% due 08/15/2027		2,900	2,829
DT Midstream, Inc. 4.125% due 06/15/2029		1,480	1,383
EchoStar Corp. 10.750% due 11/30/2029		550	592
Ecopetrol SA 7.375% due 09/18/2043		2,130	1,814
Edgewell Personal Care Co. 4.125% due 04/01/2029		825	762
Elanco Animal Health, Inc. 6.650% due 08/28/2028		1,470	1,494
Elevance Health, Inc. 5.200% due 02/15/2035		1,800	1,759

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

ELO SACA 4.875% due 12/08/2028	EUR	2,500	2,135
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		$1,700	1,029
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030		1,000	931
Energy Transfer LP
3.750% due 05/15/2030		780	728
5.250% due 04/15/2029		200	201
6.000% due 02/01/2029		1,975	2,004
6.125% due 12/15/2045		2,080	2,056
6.500% due 02/01/2042		800	829
Eni SpA 5.500% due 05/15/2034		3,425	3,387
EnLink Midstream LLC 5.625% due 01/15/2028		750	759
Enterprise Products Operating LLC 4.200% due 01/31/2050		200	157
EQM Midstream Partners LP
4.500% due 01/15/2029		2,052	1,956
6.500% due 07/01/2027		1,930	1,956
EQT Corp.
5.000% due 01/15/2029		900	888
7.000% due 02/01/2030		2,000	2,129
ESAB Corp. 6.250% due 04/15/2029		2,000	2,027
Expand Energy Corp. 5.375% due 02/01/2029		660	651
Expedia Group, Inc. 6.250% due 05/01/2025		1,323	1,324
FAGE International SA 5.625% due 08/15/2026		330	329
Fair Isaac Corp. 4.000% due 06/15/2028		2,095	1,979
Ferguson Finance PLC 3.250% due 06/02/2030		600	546
First Student Bidco, Inc. 4.000% due 07/31/2029		2,675	2,458
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,000	1,710
Flora Food Management BV 6.875% due 07/02/2029	EUR	2,200	2,383
Flutter Treasury Designated Activity Co. 6.375% due 04/29/2029		$4,000	4,062
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		2,940	2,421
Frontier Communications Holdings LLC 5.875% due 10/15/2027		2,750	2,743
Gap, Inc.
3.625% due 10/01/2029		3,100	2,787
3.875% due 10/01/2031		1,550	1,342
Garda World Security Corp. 4.625% due 02/15/2027		660	642
Gartner, Inc. 3.750% due 10/01/2030		2,825	2,581
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		5,500	4,262
Global Medical Response, Inc. 10.000% due 10/31/2028		2,591	2,602
GN Bondco LLC 9.500% due 10/15/2031		3,300	3,479
goeasy Ltd. 9.250% due 12/01/2028		2,000	2,134
Gray Oak Pipeline LLC 3.450% due 10/15/2027		470	448
Gray Television, Inc. 4.750% due 10/15/2030		2,000	1,093
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		3,700	3,716
Guara Norte SARL 5.198% due 06/15/2034		2,396	2,189
GYP Holdings Corp. 4.625% due 05/01/2029		550	519
HCA, Inc.
3.500% due 09/01/2030		1,230	1,118
4.625% due 03/15/2052		1,300	1,016
5.625% due 09/01/2028		3,224	3,269
5.875% due 02/01/2029		1,600	1,634
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,877
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,543
3.750% due 05/01/2029		5,000	4,611
4.000% due 05/01/2031		1,375	1,237
Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031		1,100	986

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 06/01/2029		1,675	1,580
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032		2,225	2,263
IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK) 6.750% due 11/15/2029 (b)	EUR	4,150	4,401
Imola Merger Corp. 4.750% due 05/15/2029		$4,325	4,105
Infor, Inc. 1.750% due 07/15/2025		900	883
Ingevity Corp. 3.875% due 11/01/2028		500	458
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	2,122
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,821
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	786	830
International Distribution Services PLC 7.375% due 09/14/2030	GBP	1,000	1,289
IQVIA, Inc. 5.700% due 05/15/2028		$1,000	1,012
JetBlue Airways Corp. 9.875% due 09/20/2031		1,200	1,276
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,417	1,336
John Lewis PLC 4.250% due 12/18/2034	GBP	975	935
KazMunayGas National Co. JSC
5.375% due 04/24/2030		$1,600	1,560
5.750% due 04/19/2047		3,600	3,114
Kinder Morgan, Inc. 7.750% due 01/15/2032		10,100	11,484
Kraft Heinz Foods Co.
4.375% due 06/01/2046		4,600	3,729
6.875% due 01/26/2039		1,000	1,104
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		4,500	4,335
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,516
Leidos, Inc.
2.300% due 02/15/2031		950	798
4.375% due 05/15/2030		640	613
Level 3 Financing, Inc. 11.000% due 11/15/2029		2,725	3,069
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,426
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,891
4.750% due 10/15/2027		480	464
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,951
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		550	514
Masco Corp. 4.500% due 05/15/2047		490	402
Medline Borrower LP 6.250% due 04/01/2029		4,000	4,047
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		700	696
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,900	3,778
MGM Resorts International 5.500% due 04/15/2027		1,110	1,104
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,321
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,057
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$750	644
National Football League
5.480% due 10/05/2028 «(k)		6,600	6,620
5.580% due 10/05/2033 «(k)		5,000	4,978
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	992
NCL Corp. Ltd.
5.875% due 02/15/2027		900	898
8.125% due 01/15/2029		2,000	2,109
Netflix, Inc.
3.625% due 06/15/2030	EUR	2,000	2,135
3.875% due 11/15/2029		3,200	3,451
New Albertsons LP 6.570% due 02/23/2028		$800	801
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 «		1,325	808
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		3,000	2,890

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Noble Finance LLC 8.000% due 04/15/2030		5,000	5,055
Novelis Corp.
3.250% due 11/15/2026		600	572
3.875% due 08/15/2031		700	603
NPC Ukrenergo 6.875% due 11/09/2028		600	411
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,806
6.375% due 10/01/2030		1,310	1,314
NVR, Inc. 3.000% due 05/15/2030		940	849
NXP BV
3.150% due 05/01/2027		200	192
3.875% due 06/18/2026		1,400	1,382
Occidental Petroleum Corp.
5.500% due 12/01/2025		2,625	2,634
6.375% due 09/01/2028		3,980	4,106
6.450% due 09/15/2036		250	256
6.625% due 09/01/2030		1,990	2,084
8.875% due 07/15/2030		1,040	1,188
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,774
4.250% due 10/01/2028		$1,700	1,590
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,708
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	545
Oracle Corp. 3.850% due 04/01/2060		3,200	2,198
Organon & Co. 4.125% due 04/30/2028		5,000	4,702
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	3,077
Pertamina Persero PT
4.150% due 02/25/2060		1,000	720
4.175% due 01/21/2050		1,500	1,138
4.700% due 07/30/2049		3,000	2,480
6.500% due 05/27/2041		3,000	3,133
6.500% due 11/07/2048		3,500	3,667
Petroleos de Venezuela SA
5.375% due 04/12/2027		11,221	1,223
5.500% due 04/12/2037		47,485	4,909
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,977
6.375% due 01/23/2045		8,510	5,700
6.750% due 09/21/2047		13,456	9,261
6.950% due 01/28/2060		4,262	2,930
7.690% due 01/23/2050		10,170	7,680
PetSmart, Inc.
4.750% due 02/15/2028		1,350	1,275
7.750% due 02/15/2029		825	798
Picard Groupe SAS 6.375% due 07/01/2029	EUR	2,000	2,160
Pinnacle Bidco PLC 8.250% due 10/11/2028		3,000	3,302
Post Holdings, Inc. 4.625% due 04/15/2030		$2,510	2,317
Prestige Brands, Inc.
3.750% due 04/01/2031		850	747
5.125% due 01/15/2028		100	98
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		2,000	1,948
Prime Security Services Borrower LLC
3.375% due 08/31/2027		2,400	2,247
5.750% due 04/15/2026		1,440	1,440
ProFrac Holdings LLC 11.555% (TSFR3M + 7.250%) due 01/23/2029 ~		632	654
Prosus NV
1.985% due 07/13/2033	EUR	2,350	2,083
3.061% due 07/13/2031		$1,850	1,554
3.680% due 01/21/2030		1,200	1,083
PTC, Inc. 4.000% due 02/15/2028		200	190
Quanta Services, Inc. 2.900% due 10/01/2030		975	870
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		5,025	4,987
ReNew Pvt Ltd. 5.875% due 03/05/2027		478	469
Rivian Holdings LLC 10.502% due 10/15/2026 •		5,300	5,338
Rockies Express Pipeline LLC 4.800% due 05/15/2030		2,480	2,334
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,052

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.750% due 10/15/2027		$3,200	3,252
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		2,000	1,969
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,229
5.625% due 03/01/2025		1,132	1,132
Sands China Ltd.
2.850% due 03/08/2029		3,700	3,301
3.800% due 01/08/2026		1,000	981
5.125% due 08/08/2025		2,100	2,093
5.400% due 08/08/2028		1,425	1,410
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,169
Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	2,732
4.875% due 09/14/2035		5,200	5,790
Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,729
6.500% due 09/27/2028		4,350	4,194
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	359
3.500% due 11/24/2070		2,000	1,231
Seadrill Finance Ltd. 8.375% due 08/01/2030		3,350	3,420
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,173
Sensata Technologies BV 4.000% due 04/15/2029		2,025	1,860
SIG Combibloc PurchaseCo SARL 2.125% due 06/18/2025	EUR	1,400	1,445
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	231
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	880
4.125% due 07/01/2030		1,200	1,049
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		1,000	1,033
Sociedad Quimica y Minera de Chile SA 5.500% due 09/10/2034		3,000	2,846
Southern Co. 3.700% due 04/30/2030		2,300	2,161
Speedway Motorsports LLC 4.875% due 11/01/2027		950	929
Spirit AeroSystems, Inc. 9.750% due 11/15/2030		2,000	2,216
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		65	57
4.100% due 10/01/2029		306	285
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		1,800	1,404
Stagwell Global LLC 5.625% due 08/15/2029		1,400	1,335
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,054
3.375% due 01/15/2031		$6,420	5,510
4.375% due 07/15/2030		1,190	1,091
4.750% due 01/15/2028		1,200	1,149
5.000% due 02/15/2027		1,170	1,146
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,158
4.625% due 12/01/2031		2,000	1,793
Stryker Corp. 2.900% due 06/15/2050		400	259
Sunoco LP 4.500% due 05/15/2029		1,875	1,769
T-Mobile USA, Inc.
2.050% due 02/15/2028		1,600	1,470
2.550% due 02/15/2031		1,165	1,003
2.625% due 02/15/2029		2,475	2,252
2.875% due 02/15/2031		3,210	2,825
3.000% due 02/15/2041		1,700	1,213
3.875% due 04/15/2030		4,650	4,378
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	410
Teleflex, Inc. 4.625% due 11/15/2027		$200	194
Tenet Healthcare Corp. 4.625% due 06/15/2028		660	632
TGS ASA 8.500% due 01/15/2030		1,000	1,027
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	6,200	4,945
9.750% due 04/30/2028 «	GBP	1,486	1,739
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,000	1,036

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Topaz Solar Farms LLC 5.750% due 09/30/2039		$577	562
TopBuild Corp. 4.125% due 02/15/2032		3,925	3,480
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	677
Travel & Leisure Co. 4.625% due 03/01/2030		1,100	1,026
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,537
Triton Water Holdings, Inc. 6.250% due 04/01/2029		3,400	3,379
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		134	130
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,657
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		174	173
U.S. Foods, Inc. 4.750% due 02/15/2029		600	575
U.S. Renal Care, Inc. 10.625% due 06/28/2028		779	668
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,173
UKG, Inc. 6.875% due 02/01/2031		$4,000	4,062
United Airlines Pass-Through Trust
2.700% due 11/01/2033		235	208
2.900% due 11/01/2029		505	463
3.100% due 01/07/2030		173	165
3.500% due 09/01/2031		355	332
4.150% due 02/25/2033		1,021	977
5.800% due 07/15/2037		2,933	3,002
5.875% due 04/15/2029		2,397	2,451
United Airlines, Inc. 4.375% due 04/15/2026		2,980	2,932
Univision Communications, Inc. 4.500% due 05/01/2029		1,100	986
Valaris Ltd. 8.375% due 04/30/2030		1,200	1,214
Vale Overseas Ltd.
3.750% due 07/08/2030		460	420
6.875% due 11/10/2039		448	476
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,080
3.875% due 11/01/2033		4,300	3,697
Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,625
8.125% due 06/01/2028		3,000	3,123
8.375% due 06/01/2031		2,500	2,610
9.500% due 02/01/2029		6,800	7,520
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,045
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		$550	542
Viper Energy Partners LP 5.375% due 11/01/2027		2,560	2,536
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,734
5.250% due 05/15/2029		100	117
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		3,100	3,627
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$3,850	3,291
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,463
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	395
Walgreens Boots Alliance, Inc. 3.600% due 11/20/2025	GBP	2,700	3,320
Wand NewCo 3, Inc. 7.625% due 01/30/2032		$850	874
Western Digital Corp. 4.750% due 02/15/2026		3,040	3,013
Western Midstream Operating LP 3.100% due 02/01/2025		200	200
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	3,800	3,633
Woodside Finance Ltd. 5.100% due 09/12/2034		$4,500	4,284
WR Grace Holdings LLC 4.875% due 06/15/2027		1,810	1,756
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,635
Wynn Las Vegas LLC 5.250% due 05/15/2027		3,800	3,762

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Wynn Macau Ltd. 5.625% due 08/26/2028		5,325	5,134
Wynn Resorts Finance LLC 5.125% due 10/01/2029		2,250	2,157
Yellowstone Energy LP 5.750% due 12/31/2026 «		886	872
Yinson Boronia Production BV 8.947% due 07/31/2042		5,475	5,719
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	1,966
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		260	240
ZF North America Capital, Inc.
6.750% due 04/23/2030		5,975	5,752
6.875% due 04/14/2028		2,000	1,996
6.875% due 04/23/2032		5,200	4,937
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	902

			749,057

UTILITIES 4.4%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,300
Ameren Illinois Co. 3.250% due 03/15/2050		300	206
AT&T, Inc.
2.750% due 06/01/2031		1,000	870
3.550% due 09/15/2055		6,991	4,707
3.650% due 09/15/2059		5,552	3,681
3.800% due 12/01/2057		1,157	799
Blue Racer Midstream LLC 7.000% due 07/15/2029		1,000	1,022
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,323
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	579
CrownRock LP 5.000% due 05/01/2029		1,325	1,343
Duke Energy Corp. 3.750% due 04/01/2031	EUR	4,150	4,374
Electricite de France SA
5.250% due 10/13/2055		$300	261
6.000% due 04/22/2064		3,100	2,999
9.125% due 03/15/2033 •(i)		6,100	6,896
Enel Finance International NV
2.500% due 07/12/2031		1,700	1,426
6.000% due 10/07/2039		1,300	1,303
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,652
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		2,000	1,990
FirstEnergy Corp. 2.250% due 09/01/2030		280	241
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,854
FORESEA Holding SA 7.500% due 06/15/2030		1,225	1,181
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		4,800	2,472
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	283
Kentucky Utilities Co. 3.300% due 06/01/2050		100	68
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	632
Narragansett Electric Co. 3.395% due 04/09/2030		600	554
National Grid PLC 0.750% due 09/01/2033	EUR	4,200	3,470
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,068
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,590
7.768% due 12/15/2037		1,139	1,277
Niagara Energy SAC 5.746% due 10/03/2034		1,600	1,552
NiSource, Inc. 3.600% due 05/01/2030		1,000	933
ONEOK, Inc.
5.050% due 11/01/2034		4,100	3,924
6.350% due 01/15/2031		1,000	1,052
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	280
2.500% due 02/01/2031		1,400	1,198
2.950% due 03/01/2026		400	391

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

3.150% due 01/01/2026		1,110	1,091
3.250% due 06/01/2031		350	311
3.300% due 03/15/2027		700	676
3.300% due 12/01/2027		2,900	2,772
3.500% due 06/15/2025		1,610	1,599
3.500% due 08/01/2050		130	89
3.750% due 07/01/2028		150	144
3.750% due 08/15/2042		100	75
3.950% due 12/01/2047		1,000	748
4.200% due 03/01/2029		2,000	1,934
4.200% due 06/01/2041		500	408
4.250% due 03/15/2046		200	159
4.300% due 03/15/2045		600	481
4.450% due 04/15/2042		500	415
4.500% due 07/01/2040		1,400	1,210
4.600% due 06/15/2043		300	253
4.650% due 08/01/2028		800	789
4.950% due 07/01/2050		444	386
Pattern Energy Operations LP 4.500% due 08/15/2028		920	864
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,610
4.000% due 06/30/2050		5,400	3,764
4.375% due 02/05/2050		1,000	750
4.875% due 07/17/2049		3,200	2,598
6.150% due 05/21/2048		2,820	2,749
Rio Oil Finance Trust 8.200% due 04/06/2028		1,531	1,573
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,594
Southern California Edison Co.
2.850% due 08/01/2029		100	91
3.650% due 02/01/2050		1,475	1,055
4.650% due 10/01/2043		800	696
4.875% due 03/01/2049		300	263
5.625% due 02/01/2036		1,000	1,001
6.650% due 04/01/2029		200	211
Southern California Gas Co. 2.550% due 02/01/2030		800	718
Southern Gas Corridor CJSC 6.875% due 03/24/2026		6,980	7,078
System Energy Resources, Inc. 2.140% due 12/09/2025		1,200	1,168
Targa Resources Partners LP
4.000% due 01/15/2032		775	706
4.875% due 02/01/2031		4,645	4,488
Telecom Italia SpA 7.875% due 07/31/2028	EUR	2,650	3,109
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040		$4,597	4,210
Verizon Communications, Inc.
2.550% due 03/21/2031		1,209	1,042
2.987% due 10/30/2056		4,300	2,553
Vodafone Group PLC
4.875% due 06/19/2049		930	802
5.125% due 06/19/2059		700	607
5.250% due 05/30/2048		1,000	927
7.875% due 02/15/2030		30	34
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		2,200	2,276

			129,828

Total Corporate Bonds & Notes (Cost $1,472,656)			1,351,572

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		657	724

Total Municipal Bonds & Notes (Cost $863)			724

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.000% due 09/25/2040 •(a)		281	5
1.117% due 09/25/2037 •(a)		327	24
5.165% due 10/18/2030 •		1	1
6.500% due 06/25/2028		5	5
6.850% due 12/18/2027		4	4
Freddie Mac
5.212% due 09/15/2030 •		1	1
6.025% due 10/25/2044 - 02/25/2045 •		25	22
6.225% due 07/25/2044 •		34	32
6.500% due 07/25/2043		3	3

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Ginnie Mae
3.750% due 11/20/2026 - 11/20/2027 •	3	3
4.625% due 03/20/2026 - 07/20/2026 ~•	2	2
4.875% due 05/20/2026 ~•	1	1
6.112% due 09/16/2042 ~	138	138
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	526	455
3.500% due 11/01/2045 - 10/01/2048	5,370	4,823
4.000% due 07/01/2048 - 06/01/2049	1,173	1,088
5.000% due 11/01/2035	14	14
6.000% due 04/01/2054	4,520	4,553
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	67,400	57,258
4.000% due 02/01/2055	34,200	31,272
4.500% due 01/01/2055 - 03/01/2055	91,300	85,825
6.000% due 02/01/2055	82,400	82,715
6.500% due 01/01/2055 - 02/01/2055	159,500	162,671

Total U.S. Government Agencies (Cost $433,106)		430,915

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	38,476
2.875% due 05/15/2043 (n)	12,532	9,496
3.125% due 02/15/2043 (n)(p)	18,631	14,723
3.750% due 11/15/2043 (p)	1,500	1,292
3.875% due 02/15/2043 (p)	28,000	24,716
4.625% due 05/15/2044	21,700	21,044
4.750% due 11/15/2043 (n)(p)	11,700	11,556
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025 (n)	1,587	1,578
0.375% due 07/15/2025 (n)	10,916	10,851

Total U.S. Treasury Obligations (Cost $164,337)		133,732

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust 4.353% due 01/25/2036 ~	13	12
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •	110	93
4.912% due 10/25/2046 •	390	207
5.525% due 02/25/2047 •	19,454	6,918
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,751	1,175
6.603% due 12/25/2035 •	480	159
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «~	5,310	3,933
Banc of America Funding Trust
2.372% due 03/20/2036 ~	11	10
5.500% due 01/25/2036	12	12
5.651% due 09/20/2035 ~	21	17
6.000% due 07/25/2037	202	166
6.000% due 08/25/2037	56	44
Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	6	6
5.499% due 11/20/2046 ~	375	332
5.598% due 06/25/2035 ~	44	38
6.000% due 10/25/2036	58	48
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	585
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
4.765% due 02/25/2036 ~	143	130
5.094% due 01/25/2035 ~	203	196
5.149% due 01/25/2035 ~	5	4
5.590% due 08/25/2035 ~	200	186
5.957% due 01/25/2034 ~	1	1
6.944% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.233% due 03/25/2036 ~	126	101
4.292% due 08/25/2036 ~	245	164
4.408% due 11/25/2036 ~	93	39
4.692% due 11/25/2036 ~	89	52
4.787% due 11/25/2036 ~	1,937	997
4.793% due 08/25/2036 •	393	342
5.151% due 09/25/2035 ~	295	171
5.515% due 05/25/2035 ~	562	529
Benchmark Mortgage Trust 5.738% due 12/15/2057	4,900	5,027
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,758	5,118
3.250% due 09/25/2063 ~	5,489	4,864
Chase Mortgage Finance Trust
5.500% due 11/25/2035	225	161
5.500% due 07/25/2037	930	64

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.663% due 10/25/2046 •		272	276
4.703% due 01/25/2036 •		44	41
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049		1,100	1,075
Citigroup Global Markets Mortgage Securities 4.953% due 05/25/2032 •		5	5
Citigroup Mortgage Loan Trust
4.673% due 05/25/2035 ~		75	72
4.849% due 04/25/2037 ~		120	105
4.959% due 09/25/2037 ~		167	153
5.446% due 09/25/2037 ~		41	35
6.223% due 08/25/2035 ~		10	9
6.231% due 03/25/2034 ~		6	5
7.200% due 10/25/2035 •		77	75
7.230% due 10/25/2035 •		57	57
7.410% due 05/25/2035 •		5	5
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		405	343
Commercial Mortgage Trust 4.228% due 05/10/2051		1,000	955
Countrywide Alternative Loan Trust
4.674% due 02/25/2037 ~		352	306
4.680% due 12/20/2046 •		648	554
4.693% due 06/25/2036 •		1,459	1,292
4.695% due 07/20/2046 •		245	202
4.765% due 09/20/2046 •		369	313
4.813% due 04/25/2046 •		4,304	3,946
4.853% due 02/25/2036 •		3,397	2,779
4.908% due 10/25/2035 ~		6	5
5.145% due 11/20/2035 •		1,767	1,661
5.500% due 03/25/2035		3,079	2,693
5.500% due 11/25/2035		494	275
5.500% due 12/25/2035		325	198
5.500% due 01/25/2036		98	54
5.750% due 02/25/2035		258	171
5.750% due 03/25/2037 •		81	42
5.825% due 12/25/2035 •		137	116
6.000% due 10/25/2036		2,884	1,391
6.000% due 02/25/2037		2,404	907
6.250% due 11/25/2036		633	465
6.250% due 12/25/2036 •		436	180
6.250% due 08/25/2037		2,700	1,272
Countrywide Home Loan Mortgage Pass-Through Trust
4.913% due 05/25/2035 •		50	43
5.500% due 01/25/2035		162	158
5.500% due 09/25/2035		57	55
5.500% due 12/25/2035		162	85
6.000% due 05/25/2036		128	58
6.000% due 01/25/2037		2,704	1,266
6.116% due 02/25/2034 ~		18	18
6.241% due 07/20/2034 ~		66	63
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •		32	30
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		384	235
6.028% due 06/25/2033 ~		37	35
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.953% due 02/25/2035 •		796	782
5.500% due 12/25/2035		171	142
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 þ		69	58
EMF-NL Prime BV 4.015% due 04/17/2041 •	EUR	201	205
Eurosail PLC
3.318% due 09/10/2044 •		4,400	4,480
5.546% due 09/13/2045 •	GBP	2,991	3,725
5.796% due 06/13/2045 •		1,877	2,337
First Horizon Mortgage Pass-Through Trust
5.650% due 02/25/2036 ~		$15	14
5.750% due 05/25/2037		403	134
GMAC Mortgage Corp. Loan Trust
3.790% due 04/19/2036 ~		28	23
4.255% due 11/19/2035 ~		21	17
GreenPoint Mortgage Funding Trust 4.993% due 11/25/2045 •		17	16
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~		38	36
GSR Mortgage Loan Trust
4.484% due 05/25/2035 ~		117	88
4.743% due 01/25/2036 ~		27	24
5.033% due 08/25/2046 •		10,636	2,311
5.046% due 11/25/2035 ~		70	67
5.446% due 06/25/2034 ~		7	7
5.672% due 11/25/2035 ~		57	29
6.000% due 02/25/2036		969	430

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 03/25/2037	159	80
6.000% due 05/25/2037	44	32
6.687% due 09/25/2035 ~	2	2
7.107% due 05/25/2034 ~	33	32
HarborView Mortgage Loan Trust
4.342% due 06/19/2036 ~	106	54
4.861% due 09/19/2037 •	239	202
4.861% due 01/19/2038 •	335	295
4.891% due 12/19/2036 •	1,922	1,463
HomeBanc Mortgage Trust 4.973% due 01/25/2036 •	47	45
IndyMac INDX Mortgage Loan Trust
3.501% due 07/25/2037 ~	89	58
4.018% due 08/25/2036 ~	45	29
4.195% due 06/25/2036 ~	168	146
4.933% due 07/25/2035 •	20	18
4.993% due 06/25/2037 •	60	72
JP Morgan Alternative Loan Trust 4.733% due 03/25/2037 •	365	299
JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~	428	394
5.422% due 06/25/2036 ~	35	25
5.452% due 06/25/2037 ~	588	450
5.560% due 08/25/2035 ~	90	78
5.633% due 07/25/2035 ~	8	7
5.728% due 04/25/2036 ~	107	92
5.750% due 01/25/2036	188	82
5.819% due 11/25/2054 •	3,425	3,429
5.843% due 04/25/2035 ~	106	102
Lehman XS Trust 4.813% due 07/25/2037 •	246	221
MASTR Adjustable Rate Mortgages Trust
3.668% due 11/25/2033 ~	10	9
4.933% due 05/25/2037 •	83	33
5.133% due 05/25/2047 •	950	770
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •	501	48
Merrill Lynch Alternative Note Asset Trust
4.497% due 06/25/2037 ~	74	34
4.773% due 01/25/2037 •	5,563	1,590
Merrill Lynch Mortgage Investors Trust
4.324% due 05/25/2034 ~	74	65
4.873% due 02/25/2036 •	361	349
6.129% due 11/25/2035 •	28	27
MFA Trust
1.381% due 04/25/2065 ~	1,676	1,609
6.775% due 10/25/2058 þ	2,491	2,526
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,388	2,318
3.250% due 05/25/2062 ~	240	237
Morgan Stanley Mortgage Loan Trust
3.489% due 11/25/2037 ~	544	381
6.000% due 10/25/2037	3,866	2,024
MortgageIT Mortgage Loan Trust 4.953% due 09/25/2037 •	2,838	2,151
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	2,612	2,494
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.320% due 03/25/2047 þ	67	61
OBX Trust 6.844% due 04/25/2063 þ	2,244	2,278
OPEN Trust 7.486% due 11/15/2040 •	4,471	4,515
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.213% due 12/25/2035 •	331	324
Prime Mortgage Trust 4.953% due 02/25/2035 •	41	40
PRPM LLC 6.959% due 02/25/2029 þ	1,078	1,084
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~	849	701
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~	777	644
Residential Accredit Loans, Inc. Trust
4.653% due 05/25/2037 •	197	176
4.789% due 02/25/2035 ~	47	41
4.833% due 07/25/2036 •	76	67
4.853% due 12/25/2046 •	113	92
4.913% due 05/25/2037 •	33	27
5.606% due 02/25/2036 ~	89	77
6.000% due 06/25/2036	46	36
6.000% due 05/25/2037	40	32
6.500% due 07/25/2036	177	144
Residential Asset Securitization Trust
4.750% due 12/26/2049	231	49
4.853% due 01/25/2046 •	718	203

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 02/25/2036	324	128
6.250% due 09/25/2037	1,855	741
Residential Funding Mortgage Securities, Inc. Trust
5.477% due 02/25/2036 ~	150	140
6.000% due 10/25/2036	181	138
6.092% due 09/25/2035 ~	121	79
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~	38	37
4.675% due 09/25/2036 ~	599	409
4.853% due 04/25/2047 •	233	200
5.053% due 10/25/2034 •	1,975	1,748
5.237% due 03/25/2036 ~	34	26
5.331% due 09/25/2035 ~	389	343
Structured Asset Mortgage Investments Trust
4.893% due 05/25/2036 •	553	442
4.973% due 05/25/2046 •	28	16
5.141% due 09/19/2032 •	3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.539% due 06/25/2033 ~	11	11
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	8,040	7,659
5.453% due 10/25/2048 •	5,388	5,455
5.453% due 05/25/2058 •	292	299
Turkeys First National Bank 7.962% due 11/15/2034 «(k)	2,600	2,632
Verus Securitization Trust
5.999% due 02/25/2068 þ	1,821	1,827
6.665% due 09/25/2068 þ	5,605	5,667
7.070% due 10/25/2068 þ	6,160	6,270
Wachovia Mortgage Loan Trust LLC
4.215% due 08/20/2035 ~	59	54
7.507% due 10/20/2035 ~	9	9
WaMu Mortgage Pass-Through Certificates Trust
4.176% due 12/25/2036 ~	161	140
4.263% due 12/25/2046 •	102	87
4.355% due 02/27/2034 •	7	7
4.367% due 02/25/2037 ~	1,197	1,057
4.860% due 09/25/2036 ~	131	110
4.973% due 11/25/2045 •	384	362
4.993% due 12/25/2045 •	293	264
5.093% due 08/25/2045 •	189	187
5.525% due 02/25/2047 •	254	218
5.575% due 06/25/2047 •	26	21
5.705% due 10/25/2046 •	487	410
5.825% due 08/25/2046 •	662	599
5.873% due 07/25/2046 •	388	343
6.025% due 11/25/2042 •	1	1
6.225% due 06/25/2042 •	1	1
6.225% due 08/25/2042 •	1	1
6.325% due 10/25/2046 •	77	71
6.566% due 09/25/2033 ~	988	974
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 þ	15,671	4,185
4.933% due 01/25/2047 •	295	261
5.665% due 05/25/2047 •	12	14
Wells Fargo Commercial Mortgage Trust 2.725% due 02/15/2053	900	802
Wells Fargo Mortgage-Backed Securities Trust
6.658% due 11/25/2037 ~	147	130
6.671% due 04/25/2036 ~	10	10
7.413% due 09/25/2033 ~	11	10

Total Non-Agency Mortgage-Backed Securities (Cost $170,902)		150,470

ASSET-BACKED SECURITIES 10.3%
AUTOMOBILE ABS OTHER 0.5%
GLS Auto Receivables Issuer Trust 5.490% due 07/17/2028	3,800	3,825
GLS Auto Select Receivables Trust 6.670% due 12/17/2029	1,600	1,654
Santander Drive Auto Receivables Trust
5.450% due 03/15/2030	2,405	2,424
6.400% due 03/17/2031	2,313	2,387
6.430% due 02/18/2031	5,400	5,595

		15,885

AUTOMOBILE SEQUENTIAL 0.0%
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	981	990

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

CMBS OTHER 0.3%
LoanCore Issuer Ltd.
5.812% due 07/15/2036 •	4,717	4,737
6.148% due 01/17/2037 •	2,622	2,641

		7,378

HOME EQUITY OTHER 5.1%
Aames Mortgage Investment Trust 5.758% due 06/25/2035 •	6,530	5,712
Accredited Mortgage Loan Trust 5.564% due 04/25/2035 •	336	336
ACE Securities Corp. Home Equity Loan Trust 5.053% due 02/25/2036 •	43	43
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.528% due 04/25/2034 •	618	589
5.128% due 01/25/2036 •	1,081	1,071
Argent Securities Trust 4.993% due 05/25/2036 •	546	130
Bear Stearns Asset-Backed Securities Trust
5.253% due 10/27/2032 •	6	6
5.503% due 01/25/2037 •	6,189	6,099
5.503% due 08/25/2037 •	210	184
5.703% due 08/25/2037 •	106	104
6.253% due 07/25/2035 •	10,108	9,994
Carrington Mortgage Loan Trust
4.933% due 06/25/2036 •	1,861	1,788
5.248% due 09/25/2035 •	731	709
5.278% due 02/25/2035 •	1,535	1,512
Citigroup Mortgage Loan Trust 4.953% due 08/25/2036 •	1,106	1,086
Countrywide Asset-Backed Certificates Trust
4.132% due 02/25/2036 ~	7,250	6,543
4.306% due 10/25/2046 ~	73	72
4.713% due 11/25/2037 •	3,316	3,042
4.743% due 11/25/2037 •	4,940	4,592
4.893% due 09/25/2037 •	54	55
4.913% due 05/25/2037 •	1,618	1,546
5.006% due 10/25/2035 ~	2,036	2,026
5.033% due 06/25/2037 •	2,650	2,575
5.153% due 11/25/2036 •	726	615
5.456% due 07/25/2035 ~	1,382	1,373
6.095% due 08/25/2035 þ	20	20
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ	215	57
Fieldstone Mortgage Investment Trust 5.022% due 11/25/2036 •	1,722	1,036
First NLC Trust
4.593% due 08/25/2037 •	130	64
4.733% due 08/25/2037 •	86	43
GSAA Home Equity Trust
4.793% due 09/25/2036 •	912	208
4.933% due 11/25/2036 •	10,786	3,252
5.053% due 03/25/2037 •	174	69
5.053% due 05/25/2047 •	101	61
GSAMP Trust 4.953% due 05/25/2046 •	2,730	2,586
Home Equity Asset Trust 5.013% due 08/25/2036 •	2,868	2,828
Home Equity Mortgage Loan Asset-Backed Trust
4.593% due 11/25/2036 •	4,478	4,136
4.643% due 04/25/2037 •	3,124	2,096
4.693% due 11/25/2036 •	1,600	1,267
5.113% due 03/25/2036 •	6,000	5,559
JP Morgan Mortgage Acquisition Corp.
4.963% due 02/25/2036 •	3,144	3,097
5.383% due 12/25/2035 •	1,469	1,444
JP Morgan Mortgage Acquisition Trust 4.753% due 07/25/2036 •	868	370
Long Beach Mortgage Loan Trust 5.203% due 02/25/2034 •	763	749
MASTR Asset-Backed Securities Trust
4.773% due 11/25/2036 •	17,743	10,397
5.003% due 10/25/2034 •	193	186
MASTR Specialized Loan Trust 5.578% due 11/25/2035 •	2,175	2,052
Merrill Lynch Mortgage Investors Trust
4.593% due 04/25/2047 •	935	370
4.973% due 03/25/2037 •	779	712
5.093% due 03/25/2037 •	407	372
Morgan Stanley ABS Capital, Inc. Trust
4.543% due 01/25/2037 •	453	204
4.593% due 10/25/2036 •	1,680	730
4.653% due 09/25/2036 •	1,425	483

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.673% due 10/25/2036 •	1,018	442
5.248% due 03/25/2034 •	399	410
Morgan Stanley Home Equity Loan Trust 4.803% due 04/25/2037 •	143	73
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,845	3,770
6.226% due 10/25/2036 þ	177	49
Nationstar Home Equity Loan Trust 4.903% due 03/25/2037 •	3,000	2,691
New Century Home Equity Loan Trust 5.338% due 05/25/2034 •	3,189	3,149
Option One Mortgage Loan Trust
4.593% due 03/25/2037 •	195	175
4.673% due 01/25/2037 •	323	187
4.953% due 07/25/2036 •	1,274	733
Renaissance Home Equity Loan Trust
5.393% due 05/25/2034 •	962	871
5.612% due 04/25/2037 þ	927	231
Residential Asset Mortgage Products Trust 4.893% due 12/25/2036 •	1,207	1,190
Residential Asset Securities Corp. Trust 5.548% due 03/25/2035 •	1,338	1,329
Saxon Asset Securities Trust
4.753% due 05/25/2047 •	11,186	7,894
4.853% due 09/25/2047 •	4,895	4,594
Securitized Asset-Backed Receivables LLC Trust
4.573% due 12/25/2036 •	224	48
4.713% due 01/25/2037 •	6,202	5,876
5.413% due 10/25/2035 •	3,151	2,211
SG Mortgage Securities Trust 4.663% due 10/25/2036 •	2,000	1,479
Soundview Home Loan Trust
4.603% due 06/25/2037 •	2,258	1,490
4.973% due 02/25/2037 •	1,244	340
Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •	55	55
5.253% due 07/25/2034 •	3,544	3,596
5.353% due 04/25/2035 •	11,000	10,191
Structured Asset Securities Corp. Mortgage Loan Trust 3.407% due 11/25/2037 •	714	687

		150,011

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.773% due 01/25/2037 •	485	269
4.893% due 01/25/2037 •	2,078	1,152
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •	201	54

		1,475

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities Trust 5.253% due 09/25/2046 •	1,184	1,113
Citigroup Mortgage Loan Trust
4.535% due 05/25/2036 þ	128	63
4.843% due 06/25/2037 •	322	320
First Franklin Mortgage Loan Trust
4.933% due 10/25/2036 •	757	495
5.728% due 07/25/2034 •	61	60
Securitized Asset-Backed Receivables LLC Trust
4.873% due 11/25/2036 •	23,321	6,519
5.033% due 12/25/2035 •	219	212
Specialty Underwriting & Residential Finance Trust
4.723% due 04/25/2037 •	4,655	3,348
4.922% due 12/25/2036 •	192	184

		12,314

OTHER ABS 3.9%
Allegro CLO Ltd. 5.867% due 01/19/2033 •	5,000	5,003
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •	524	525
Anchorage Capital CLO Ltd. 5.470% due 01/20/2035 •	1,000	1,000
Capital Street Master Trust 5.948% due 10/16/2028 •	2,400	2,402
CarVal CLO Ltd. 5.877% due 07/16/2031 •	1,435	1,438
College Avenue Student Loans LLC
6.219% due 06/25/2054 •	3,763	3,797
6.500% due 06/25/2054	4,564	4,699
7.330% due 06/25/2054	2,492	2,579

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

7.580% due 06/25/2054		2,000	2,074
8.210% due 06/25/2054		500	519
10.120% due 06/25/2054		700	715
CRB Securitization Trust 6.960% due 10/20/2033		1,264	1,276
Cumulus Static CLO DAC
4.223% due 11/15/2033 •	EUR	3,927	4,077
4.586% due 04/25/2033 •		1,872	1,939
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		6,299	6,532
KKR CLO Ltd. 6.087% due 02/09/2035 •		$5,500	5,524
Magnetite Ltd. 5.806% due 10/15/2031 •		7,636	7,651
Marathon CLO Ltd. 5.997% due 01/20/2033 •		14,500	14,518
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		5,000	5,020
Navient Student Loan Trust
6.298% due 03/15/2072 •		977	984
7.230% due 03/15/2072		500	515
Neuberger Berman CLO Ltd. 5.909% due 01/28/2030 •		5,089	5,100
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •		8,630	8,636
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «~		700	594
5.162% due 04/15/2032 «		1,020	1,021
5.617% due 04/15/2032 «		780	781
5.823% due 04/15/2032 «		450	449
6.093% due 11/15/2031		278	281
6.261% due 04/15/2032 «		470	469
7.128% due 06/16/2031		34	34
7.464% due 06/16/2031		500	502
10.273% due 04/15/2032 «		580	578
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	2,500	2,591
SMB Private Education Loan Trust
6.150% due 09/15/2053		$3,619	3,724
6.248% due 09/15/2053 •		5,874	6,004
6.930% due 09/15/2053		1,996	2,088
7.540% due 09/15/2053		408	426
8.870% due 09/15/2053		842	889
Start Ltd. 4.089% due 03/15/2044		235	231
Trinitas CLO Ltd. 5.996% due 04/25/2033 •		7,000	7,008

			114,193

Total Asset-Backed Securities (Cost $312,879)			302,246

SOVEREIGN ISSUES 16.7%
Angolan Government International Bond
8.000% due 11/26/2029		4,600	4,124
9.125% due 11/26/2049		2,200	1,769
Argentina Government International Bond
0.750% due 07/09/2030 þ		24,141	18,661
1.000% due 07/09/2029		2,318	1,888
3.500% due 07/09/2041 þ		17,680	11,085
4.125% due 07/09/2035 þ(l)		3,241	2,159
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,711
6.250% due 10/31/2028		2,700	2,810
Brazil Government International Bond
2.875% due 06/06/2025		1,000	989
4.750% due 01/14/2050		7,101	4,861
6.125% due 03/15/2034		2,800	2,618
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,329
4.950% due 01/05/2036		$537	509
Colombia Government International Bond
4.500% due 01/28/2026		7,100	7,027
4.500% due 03/15/2029		5,000	4,643
5.200% due 05/15/2049		5,700	3,843
7.500% due 02/02/2034		5,500	5,426
8.750% due 11/14/2053		4,600	4,663
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,009
7.300% due 11/13/2054		1,700	1,765
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,177
5.875% due 01/30/2060		3,100	2,630
6.500% due 02/15/2048		1,250	1,191
6.850% due 01/27/2045		4,800	4,728
6.875% due 01/29/2026		4,000	4,038

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	323
5.000% due 07/31/2040 þ		2,778	1,434
5.500% due 07/31/2035 þ		11,928	6,805
6.900% due 07/31/2030 þ		7,713	5,399
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,342
6.375% due 04/11/2031		13,700	12,550
7.053% due 01/15/2032		$2,200	1,893
7.500% due 02/16/2061		4,000	2,752
7.625% due 05/29/2032		700	617
8.750% due 09/30/2051		1,900	1,503
El Salvador Government International Bond
9.250% due 04/17/2030		5,000	5,306
9.650% due 11/21/2054		2,750	2,904
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		4,900	2,681
3.125% due 09/30/2049		12,775	8,510
Ghana Government International Bond
0.000% due 07/03/2026 (f)		399	373
0.000% due 01/03/2030 (f)		722	561
5.000% due 07/03/2029 þ		3,020	2,615
5.000% due 07/03/2035 þ		4,343	3,066
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,928
4.900% due 06/01/2030		1,400	1,321
5.375% due 04/24/2032		700	662
6.125% due 06/01/2050		1,400	1,247
Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,235
5.375% due 09/12/2033	EUR	9,200	10,311
Indonesia Government International Bond
1.300% due 03/23/2034		2,700	2,278
3.650% due 09/10/2032		3,800	3,932
Israel Government International Bond
1.750% due 08/31/2025	ILS	20,500	5,552
3.800% due 05/13/2060		$2,480	1,610
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,202
5.250% due 03/22/2030		3,300	3,236
5.875% due 10/17/2031		2,000	1,943
8.250% due 01/30/2037		$900	875
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	210,246	8,498
3.771% due 05/24/2061		$29,126	16,593
4.000% due 08/24/2034 (h)	MXN	190,557	8,116
4.280% due 08/14/2041		$724	533
4.400% due 02/12/2052		1,007	683
4.750% due 04/27/2032		1,600	1,454
5.000% due 04/27/2051		2,000	1,507
5.750% due 10/12/2110		2,000	1,538
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,362
6.500% due 11/28/2027		5,700	5,416
7.143% due 02/23/2030		3,000	2,721
7.375% due 09/28/2033		1,600	1,372
7.875% due 02/16/2032		3,000	2,706
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,046
Oman Government International Bond
5.625% due 01/17/2028		$5,400	5,397
6.000% due 08/01/2029		800	811
6.750% due 01/17/2048		4,980	5,057
Pakistan Government International Bond
6.000% due 04/08/2026		4,600	4,337
7.375% due 04/08/2031		2,200	1,842
Panama Government International Bond
3.750% due 03/16/2025		400	397
4.500% due 04/16/2050		3,300	2,046
6.400% due 02/14/2035		4,900	4,461
6.700% due 01/26/2036		10,200	9,488
6.853% due 03/28/2054		1,600	1,369
7.500% due 03/01/2031		4,100	4,164
9.375% due 04/01/2029		2,100	2,321
Paraguay Government International Bond
5.600% due 03/13/2048		1,500	1,312
6.000% due 02/09/2036		2,000	1,987
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,861
6.900% due 08/12/2037	PEN	20,800	5,526
8.750% due 11/21/2033		$3,440	4,098
Poland Government International Bond 5.500% due 03/18/2054		4,700	4,333
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	2,300	1,931
9.500% due 07/31/2031		$2,000	1,898

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	690
8.000% due 05/22/2032		1,600	1,454
9.750% due 02/16/2031		2,100	2,080
Republic of Uzbekistan International Bond 5.375% due 05/29/2027	EUR	2,000	2,085
Romania Government International Bond
2.000% due 04/14/2033		2,000	1,576
2.625% due 12/02/2040		3,750	2,489
2.750% due 04/14/2041		425	286
2.875% due 04/13/2042		45	30
4.625% due 04/03/2049		1,720	1,450
5.250% due 05/30/2032		700	708
5.375% due 03/22/2031		2,650	2,749
5.625% due 05/30/2037		675	671
Saudi Government International Bond
3.450% due 02/02/2061		$2,000	1,218
3.750% due 01/21/2055		3,100	2,062
4.500% due 10/26/2046		28,500	23,025
5.000% due 04/17/2049		300	260
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	667
5.375% due 06/08/2037		2,600	1,911
6.250% due 05/23/2033		$2,500	2,005
7.750% due 06/10/2031		5,000	4,500
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,584
1.500% due 06/26/2029		6,500	6,072
1.650% due 03/03/2033		2,500	2,081
2.050% due 09/23/2036		900	710
3.125% due 05/15/2027		2,900	2,959
South Africa Government International Bond
5.650% due 09/27/2047		$3,010	2,256
5.750% due 09/30/2049		3,500	2,628
8.000% due 01/31/2030	ZAR	39,700	2,016
8.875% due 02/28/2035		175,400	8,465
10.000% due 03/31/2033		44,700	2,376
Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$950	788
3.350% due 03/15/2033 þ		1,863	1,419
3.600% due 06/15/2035 þ		1,258	912
3.600% due 05/15/2036 þ		873	666
3.600% due 02/15/2038 þ		1,747	1,339
4.000% due 04/15/2028		1,185	1,112
Turkey Government International Bond
4.875% due 04/16/2043		11,400	7,945
5.125% due 02/17/2028		9,600	9,323
5.750% due 05/11/2047		3,560	2,656
6.000% due 01/14/2041		3,500	2,885
6.125% due 10/24/2028		10,900	10,873
7.625% due 04/26/2029		5,100	5,294
7.625% due 05/15/2034		6,200	6,308
49.430% (BISTREFI) due 09/06/2028 ~	TRY	114,600	3,206
Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$1,164	635
0.000% due 02/01/2034 þ(g)		4,349	1,810
0.000% due 02/01/2035 þ(g)		3,675	2,182
0.000% due 02/01/2036 þ(g)		3,062	1,803
1.750% due 02/01/2029 þ		7,581	5,240
1.750% due 02/01/2034 þ		7,095	4,008
1.750% due 02/01/2035 þ		3,688	2,042
1.750% due 02/01/2036 þ(l)		2,938	1,598
Venezuela Government International Bond 7.000% due 03/31/2038 ^(c)		2,700	363
Vietnam Government International Bond 5.500% due 03/12/2028 þ		3,759	3,587

Total Sovereign Issues (Cost $534,489)			488,857

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		228,414	313
Windstream Units «(d)		50,061	1,216

			1,529

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (d)		4,701	157

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

FINANCIALS 0.1%
Hipotecaria Su Casita SA «(d)		157,773	0
Intelsat Emergence SA «(k)		72,646	2,399

			2,399

INDUSTRIALS 0.0%
Mcdermott International Ltd. (d)		14,432	2
Spirit Airlines, Inc. «(d)(k)		687,766	688

			690

Total Common Stocks (Cost $9,488)			4,775

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059 «		32,930	428

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	5

Total Warrants (Cost $442)			433

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		400,000	349
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		2,400,000	2,072
5.000% due 12/01/2027 •(i)		4,200,000	4,022
5.375% due 06/01/2025 •(i)		1,000,000	997
Citigroup, Inc. 4.000% due 12/10/2025 •(i)		1,575,000	1,538
Discover Financial Services 6.125% due 06/23/2025 •(i)		2,390,000	2,388
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		3,600,000	3,573
Nationwide Building Society 10.250% ~(i)		4,258	694

Total Preferred Securities (Cost $16,272)			15,633

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
HUNGARY TREASURY BILLS 0.4%
6.589% due 01/02/2025 - 01/09/2025 (e)(f)	HUF	4,269,000	10,745

U.S. TREASURY BILLS 0.1%
4.437% due 03/06/2025 (e)(f)(p)		$1,224	1,215

Total Short-Term Instruments (Cost $11,949)			11,960

Total Investments in Securities (Cost $3,270,093)			3,031,917

		SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III		30,016,353	292,269

Total Short-Term Instruments (Cost $291,844)			292,269

Total Investments in Affiliates (Cost $291,844)			292,269

Total Investments 113.7% (Cost $3,561,937)			$3,324,186
Financial Derivative Instruments (m)(o) 0.3%(Cost or Premiums, net $15,325)			9,336
Other Assets and Liabilities, net (14.0)%			(409,882)

Net Assets 100.0%			$2,923,640

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP 5.250% due 01/30/2030	10/30/2024	2,000	1,987	0.07
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	2,000	1,984	0.07
Deloitte LLP 5.410% due 01/30/2037	10/30/2024	500	487	0.02
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	2,000	1,974	0.07
Intelsat Emergence SA	09/05/2018 - 02/23/2024	6,174	2,399	0.08
National Football League 5.480% due 10/05/2028	03/14/2024	6,600	6,620	0.23
National Football League 5.580% due 10/05/2033	03/14/2024	5,000	4,978	0.17
Project Alpha Intermediate Holding, Inc. 5.301% due 07/15/2025	10/16/2024	651	621	0.02
Spirit Airlines, Inc.	12/17/2024	688	688	0.02
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,600	2,632	0.09

$28,213	$24,370	0.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

MYI	2.250%	12/20/2024	TBD(2)	$(594)	$(595)
4.100	12/20/2024	TBD(2)	(1,672)	(1,674)
4.200	12/20/2024	TBD(2)	(343)	(344)

Total Reverse Repurchase Agreements	$(2,613)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$97,400	$(76,572)	$(75,835)

Total Short Sales (2.6)%	$(76,572)	$(75,835)

(l)	Securities with an aggregate market value of $2,598 have been pledged as collateral under the terms of master agreements as of December 31, 2024.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,000) at a weighted average interest rate of 4.333%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	249	$21,239	$345	$26	$0
Euro-Bobl March Futures	03/2025	780	95,226	(910)	170	0
Euro-BTP March Futures	03/2025	134	16,654	(253)	18	0
Euro-Schatz March Futures	03/2025	1,469	162,795	(349)	53	0
Long Gilt March Futures	03/2025	140	16,196	(385)	100	0
U.S. Treasury 2-Year Note March Futures	03/2025	239	49,141	(10)	0	(4)
U.S. Treasury 5-Year Note March Futures	03/2025	1,328	141,173	(1,001)	0	(124)
U.S. Treasury 10-Year Note March Futures	03/2025	398	43,283	(388)	0	(87)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,152	128,232	(1,663)	0	(288)

Total Futures Contracts	$(4,614)	$367	$(503)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$3,700	$(38)	$99	$61	$0	$(2)
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	300	(2)	4	2	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.060	2,000	(15)	237	222	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.760	400	21	19	40	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	2,800	(452)	465	13	0	0

$(486)	$824	$338	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$99	$1	$7	$8	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	174,000	12,853	851	13,704	153	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	111,800	2,615	(79)	2,536	27	0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	EUR	13,600	1,232	(101)	1,131	0	(24)

$16,701	$678	$17,379	$180	$(24)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	67,700	$491	$(926)	$(435)	$186	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	4,700,000	(165)	460	295	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	$60,900	(177)	297	120	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	87,100	(1,020)	2,173	1,153	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	24,700	(806)	1,402	596	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	2,500	(10)	(35)	(45)	0	(4)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	1,900	(7)	(26)	(33)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	2,500	(11)	(48)	(59)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,300	(6)	(18)	(24)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	1,900	(8)	(25)	(33)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	81,825	(1,858)	4,039	2,181	124	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	1,900	(6)	(3)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	46,250	303	3,196	3,499	48	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	16,975	172	65	237	44	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	28,275	208	186	394	82	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	16,224	79	(465)	(386)	0	(77)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,731)	(444)	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	116,100	406	115	521	116	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	(18)	(97)	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,200	(14)	27	13	0	0

$779	$6,665	$7,444	$684	$(96)

Total Swap Agreements	$16,994	$8,167	$25,161	$866	$(122)

(n)

Securities with an aggregate market value of $32,498 and cash of $11,593 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	62	$46	$1	$0
01/2025	$2,794	NZD	4,743	0	(140)
BOA	01/2025	CNH	7,286	$1,001	8	0
01/2025	KRW	138,616	97	3	0
01/2025	SEK	6,360	582	7	0
01/2025	SGD	85	63	1	0
01/2025	$2,379	EUR	2,255	0	(42)
01/2025	171	IDR	2,731,983	0	(2)
01/2025	791	JPY	120,625	0	(24)
01/2025	395	KRW	556,771	0	(18)
01/2025	876	ZAR	15,842	0	(37)
BPS	01/2025	CNH	58,406	$8,053	93	0
01/2025	CZK	4,200	174	1	0
01/2025	HUF	1,695,810	4,267	6	(7)
01/2025	IDR	16,003,465	980	0	(11)
01/2025	INR	160,224	1,869	0	0
01/2025	KRW	2,394,728	1,716	95	0
01/2025	MXN	22,305	1,104	35	0
01/2025	SGD	72	53	1	0
01/2025	TWD	110,236	3,472	121	0
01/2025	$3,336	CNH	24,355	0	(17)
01/2025	1,256	EUR	1,191	0	(22)
01/2025	3,727	IDR	59,260,277	0	(69)
01/2025	2,871	INR	242,829	0	(40)
01/2025	1,606	KRW	2,383,891	9	0
01/2025	4,064	PLN	16,559	0	(59)
01/2025	2,156	TWD	69,937	0	(30)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		10,411	ZAR	184,161	0	(665)
	02/2025	CNH	47,317		$6,531	78	0
	03/2025	ILS	1,572		438	4	0
	03/2025	KRW	2,377,739		1,606	0	(8)
	03/2025	MXN	77,262		3,767	108	0
	03/2025		$980	IDR	16,051,980	6	0
	03/2025		1,869	INR	161,052	0	(2)
	04/2025	TWD	69,532		$2,156	32	0
	05/2025	CNH	39,441		5,437	37	0
	09/2025	ILS	16,400		4,481	0	(62)
BRC	01/2025	CAD	34,021		24,164	485	0
	01/2025	EUR	4,814		5,075	86	0
	01/2025	GBP	40,706		51,268	313	0
	01/2025	PEN	5,064		1,357	10	0
	01/2025		$5,560	EUR	5,285	0	(83)
	01/2025		1,764	IDR	27,719,978	0	(50)
	01/2025		5,682	TRY	206,375	73	0
	02/2025	TRY	473		$12	0	0
	02/2025		$2,439	TRY	91,933	63	0
	03/2025	ILS	6,098		$1,712	32	0
	03/2025	MXN	181,563		8,875	276	0
	03/2025		$7,381	TRY	281,463	103	0
BSH	02/2025	PEN	4,287		$1,151	11	0
	04/2025		5,978		1,603	16	0
CBK	01/2025	CNH	1,520		209	2	0
	01/2025	EUR	8,184		8,605	124	0
	01/2025	HUF	190,631		488	8	0
	01/2025	IDR	19,490,918		1,207	0	(1)
	01/2025	INR	1,562,817		18,328	103	0
	01/2025	KRW	9,207,527		6,665	426	0
	01/2025	PEN	9,185		2,463	18	0
	01/2025	TWD	736,711		23,005	609	0
	01/2025		$2,252	IDR	35,730,971	0	(41)
	01/2025		14,904	INR	1,260,791	0	(201)
	01/2025		1,272	KRW	1,866,549	0	(7)
	02/2025	PEN	13,286		$3,554	23	0
	03/2025	IDR	262,484		16	0	0
	03/2025	KRW	1,861,951		1,272	8	0
	03/2025	MXN	111		5	0	0
	03/2025	PEN	2,141		576	7	0
	03/2025		$1,207	IDR	19,548,244	0	(6)
	03/2025		18,328	INR	1,569,826	0	(131)
	04/2025	PEN	5,716		$1,537	19	0
	09/2025	ILS	3,977		1,067	0	(35)
DUB	01/2025	KRW	17,561,683		12,509	612	0
	01/2025		$1,619	PLN	6,622	0	(16)
	02/2025	THB	1,413		$42	1	0
FAR	01/2025	AUD	31,502		20,442	944	0
	01/2025	TWD	6,723		207	3	0
GLM	01/2025	HUF	2,606,573		6,679	117	0
	01/2025	KRW	3,784,556		2,754	189	0
	01/2025	MXN	24,044		1,149	1	0
	01/2025	TWD	105,929		3,298	78	0
	01/2025		$2,771	IDR	43,892,868	0	(60)
	01/2025		1,819	PLN	7,406	0	(28)
	02/2025	MXN	13,671		$671	20	0
	03/2025		40,940		2,003	64	0
	04/2025	PEN	6,298		1,689	17	0
IND	01/2025		$1,696	PLN	6,898	0	(27)
JPM	01/2025	CNH	42,914		$5,933	84	0
	01/2025	IDR	1,598,152		98	0	(1)
	01/2025	TWD	94,930		2,931	45	0
	01/2025		$49	CNH	352	0	(1)
	01/2025		39	HUF	15,627	0	0
	01/2025		518	IDR	8,222,699	0	(10)
	01/2025		11,154	INR	946,516	0	(116)
	01/2025		664	JPY	99,371	0	(31)
	01/2025		3,104	PLN	12,633	0	(47)
	02/2025		506	TRY	20,399	53	0
	03/2025		98	IDR	1,603,143	1	0
	05/2025		4,498	TRY	198,604	495	0
MBC	01/2025	CHF	20,618		$23,497	755	0
	01/2025	CNH	16,064		2,207	18	0
	01/2025	EUR	235,639		248,272	4,068	0
	01/2025	INR	67,423		787	1	0
	01/2025	KRW	11,695,259		8,419	498	0
	01/2025		$1,751	CNH	12,782	0	(10)
	01/2025		1,198	GBP	942	0	(18)
	01/2025		1,633	INR	138,163	0	(22)
	01/2025		2,165	PLN	8,832	0	(28)
	01/2025		3,359	TWD	109,281	0	(37)
	02/2025	THB	403		$12	0	0
	03/2025	ILS	1,944		546	11	0
	03/2025		$787	INR	67,774	0	(1)
	04/2025	TWD	108,658		$3,359	39	0
	05/2025	CNH	28,065		3,871	28	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

MYI	01/2025	$972	IDR	15,363,906	0	(20)
NGF	01/2025	7,058	112,407,087	0	(110)
SCX	01/2025	CHF	32	$37	1	0
01/2025	CNH	21,288	2,946	45	0
01/2025	SGD	25	18	0	0
01/2025	TWD	55,808	1,742	46	0
01/2025	$278	HUF	110,871	1	0
01/2025	4,186	IDR	66,251,937	0	(94)
01/2025	4,778	INR	404,094	0	(66)
01/2025	323	KRW	474,564	0	(2)
01/2025	1,773	TWD	57,834	0	(15)
03/2025	KRW	473,368	$323	2	0
04/2025	TWD	57,550	1,773	15	0
05/2025	CNH	31,843	4,417	57	0
SOG	01/2025	$6,619	PLN	26,879	0	(115)
SSB	01/2025	MXN	2,965	$150	8	0
03/2025	PEN	4,628	1,245	16	0
TOR	01/2025	$1,266	JPY	190,506	0	(54)
UAG	01/2025	2,058	PLN	8,364	0	(34)
02/2025	366	TRY	14,956	42	0
08/2025	224	9,890	4	0

Total Forward Foreign Currency Contracts	$11,840	$(2,773)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	9,000	$(196)	$(250)
Call - OTC USD versus TRY	45.400	04/01/2025	9,000	(128)	(62)
UAG	Put - OTC USD versus TRY	39.750	08/11/2025	1,400	(44)	(19)
Call - OTC USD versus TRY	51.750	08/11/2025	1,400	(31)	(31)

$(399)	$(362)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,000	$(3)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,000	(3)	(6)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,700	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	1,700	(4)	(32)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,200	(3)	(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,900	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,900	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,900	(6)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,900	(5)	(27)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	1,800	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	1,800	(5)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	1,900	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,900	(5)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,800	(5)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	3,600	(11)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,800	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	3,600	(11)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	2,300	(7)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	2,300	(7)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,000	(7)	(6)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,000	(7)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,800	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,800	(6)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,000	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,000	(6)	(23)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,000	(3)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,000	(3)	(11)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	5,000	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	5,000	(14)	(82)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,900	(14)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,900	(14)	(41)

$(213)	$(364)

Total Written Options	$(612)	$(726)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.741%	$1,700	$(9)	$20	$11	$0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068	5,000	0	344	344	0
GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.793	1,700	24	(8)	16	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	600	(6)	3	0	(3)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	1,100	(9)	15	6	0
Poland Government International Bond	1.000	Quarterly	06/20/2029	0.658	5,000	65	6	71	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	200	(3)	4	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	3,600	10	11	21	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	1,300	(4)	9	5	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	900	(17)	16	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	3,900	(41)	21	0	(20)
Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.704	4,000	(1,067)	1,003	0	(64)

Total Swap Agreements	$(1,057)	$1,444	$475	$(88)

(p)

Securities with an aggregate market value of $1,051 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$56	$81,386	$59,158	$140,600
Corporate Bonds & Notes
Banking & Finance	0	462,621	10,066	472,687
Industrials	0	733,710	15,347	749,057
Utilities	0	129,828	0	129,828
Municipal Bonds & Notes
Illinois	0	724	0	724
U.S. Government Agencies	0	430,915	0	430,915
U.S. Treasury Obligations	0	133,732	0	133,732
Non-Agency Mortgage-Backed Securities	0	143,905	6,565	150,470
Asset-Backed Securities
Automobile ABS Other	0	15,885	0	15,885
Automobile Sequential	0	990	0	990
CMBS Other	0	7,378	0	7,378
Home Equity Other	0	150,011	0	150,011
Home Equity Sequential	0	1,475	0	1,475
Whole Loan Collateral	0	12,314	0	12,314
Other ABS	0	110,301	3,892	114,193
Sovereign Issues	0	488,857	0	488,857
Common Stocks
Communication Services	313	0	1,216	1,529
Consumer Discretionary	157	0	0	157
Financials	0	0	2,399	2,399
Industrials	2	0	688	690
Warrants
Communication Services	0	0	428	428
Financials	0	0	5	5
Preferred Securities
Banking & Finance	0	15,633	0	15,633
Short-Term Instruments
Hungary Treasury Bills	0	10,745	0	10,745
U.S. Treasury Bills	0	1,215	0	1,215

$528	$2,931,625	$99,764	$3,031,917
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$292,269	$0	$0	$292,269

Total Investments	$292,797	$2,931,625	$99,764	$3,324,186

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(75,835)	$0	$(75,835)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	367	866	0	1,233
Over the counter	0	11,971	344	12,315

$367	$12,837	$344	$13,548
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(625)	0	(625)
Over the counter	0	(3,587)	0	(3,587)

$0	$(4,212)	$0	$(4,212)

Total Financial Derivative Instruments	$367	$8,625	$344	$9,336

Totals	$293,164	$2,864,415	$100,108	$3,257,687

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$33,383	$26,895	$(6,358)	$(12)	$2	$1,425	$3,823	$0	$59,158	$166
Corporate Bonds & Notes
Banking & Finance	3,944	6,500	0	91	0	(55)	0	(414)	10,066	(68)
Industrials	13,523	1,795	(5,909)	0	0	5,130	808	0	15,347	(52)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2024 (Unaudited)

Non-Agency Mortgage-Backed Securities	1,373	6,410	(357)	38	(21)	183	0	(1,061)	6,565	125
Asset-Backed Securities
Home equity others	80	0	(57)	0	10	(7)	0	(26)	0	0
Other ABS	0	3,894	0	1	0	(3)	0	0	3,892	(2)
Common Stocks
Communication Services	1,658	0	(48)	0	(696)	302	0	0	1,216	(365)
Consumer Discretionary	315	0	(298)	0	298	(315)	0	0	0	0
Energy	73	0	(124)	0	51	0	0	0	0	0
Financials	1,991	0	0	0	0	408	0	0	2,399	408
Industrials	0	688	0	0	0	0	0	0	688	0
Warrants
Communication Services	0	428	0	0	0	0	0	0	428	0
Financials	5	0	0	0	0	0	0	0	5	0

	$56,345	$46,610	$(13,151)	$118	$(356)	$7,068	$4,631	$(1,501)	$99,764	$212
Financial Derivative Instruments- Assets
Over the counter	$334	$0	$0	$0	$0	$10	$0	$0	$344	$10

Totals	$56,679	$46,610	$(13,151)	$118	$(356)	$7,078	$4,631	$(1,501)	$100,108	$222

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$25,638	Discounted Cash Flow			Discount Rate			6.900 - 9.980	7.979
		9	Expected Recovery			Recovery Rate			15.419	—
		9,287	Indicative Market Quotation			Broker Quote			82.000-92.124	87.967
		1,064	Other Valuation Techniques(3)			-			-	—
		5,429	Recent Transaction			Purchase Price			99.500 - 100.000	99.557
		17,731	Third Party Vendor			Broker Quote			99.188 - 100.250	99.593
Corporate Bonds & Notes
Banking & Finance		1,799	Discounted Cash Flow			Discount Rate			6.251	—
		1,835	Indicative Market Quotation			Broker Quote			7.625	—
		6,432	Proxy pricing			Base Price			100.000	—
Industrials		12,470	Discounted Cash Flow			Discount Rate			5.370 - 7.148	5.638
		808	Indicative Market Quotation			Broker Quote			61.000	—
		1,739	Other Valuation Techniques(3)			-			-	—
		330	Third Party Vendor			Expected Recovery			6.000	—
Non-Agency Mortgage-Backed Securities		6,565	Discounted Cash Flow			Discount Rate			6.958 - 9.238	7.398
Asset-Backed Securities
Other ABS		594	Other Valuation Techniques(3)			-			-	—
		3,298	Proxy pricing			Base Price			99.833 - 100.000	99.947
Common Stocks
Communication Services		1,216	Comparable Companies			EBITDA Multiple		X	4.640	—
Financials		2,399	Comparable Companies			EBITDA Multiple		X	4.600	—
Industrials		688	Other Valuation Techniques(3)			-			-	—
Warrants
Communication Services		428	Recent Transaction			Purchase Price			$13.000	—
Financials		5	Option Pricing Model			Volatility			32.500	—
Financial Derivative Instruments- Assets
Over the counter		344	Indicative Market Quotation			Broker Quote			6.830	—

Total		$101,108

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
American Airlines, Inc. 9.629% due 04/20/2028 ~		$4,200	$4,319
Carnival Corp. 7.107% due 08/08/2027 ~		1,737	1,752
IRB Holding Corp. 6.857% due 12/15/2027 ~		6,268	6,282
Lifepoint Health, Inc.
7.965% due 05/17/2031 ~		2,494	2,502
8.406% due 05/17/2031 ~		5,242	5,268
MI Windows and Doors LLC 7.357% due 03/28/2031 ~		796	805
SkyMiles IP Ltd. 8.367% due 10/20/2027 ~		368	375
Spa Holdings 3 Oy 8.340% due 02/04/2028 ~		1,637	1,646
Telecom Serbia 4.004% (TSFR3M + 6.000%) due 06/11/2029 «~	EUR	6,000	6,278
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		4,700	4,821

Total Loan Participations and Assignments (Cost $34,045)			34,048

CORPORATE BONDS & NOTES 18.1%
BANKING & FINANCE 10.9%
ADLER Real Estate GmbH 3.000% due 04/27/2026		200	198
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,225
Alamo Re Ltd. 15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		1,800	1,910
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,828
American Tower Corp.
1.875% due 10/15/2030		1,700	1,425
2.100% due 06/15/2030		700	600
3.650% due 03/15/2027		4,000	3,906
4.050% due 03/15/2032		700	650
Armor RE Ltd. 14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		500	524
Athene Global Funding 4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	3,200	3,324
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		$400	387
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,186
4.950% due 01/15/2028		3,600	3,569
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	2,500	2,862
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,812
4.175% due 03/24/2028 •		5,000	4,900
4.875% due 10/18/2031	EUR	3,500	3,922
Bank of America Corp. 3.384% due 04/02/2026 •		$2,700	2,690
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,717
3.330% due 11/24/2042 •		4,300	3,114
3.650% due 03/16/2025		1,100	1,097
4.337% due 01/10/2028		800	783
4.375% due 01/12/2026		900	896
4.375% due 03/15/2028 •(h)(i)		2,400	2,164
4.836% due 05/09/2028		350	344
4.972% due 05/16/2029 •		1,900	1,883
7.385% due 11/02/2028 •		1,000	1,060
7.437% due 11/02/2033 •		1,300	1,431
Bayou Re Ltd. 12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	536
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,667
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,935

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

2.159% due 09/15/2029 •		6,400	5,734
2.871% due 04/19/2032 •		2,000	1,701
BPCE SA 6.612% due 10/19/2027 •		7,800	7,996
Cape Lookout Re Ltd. 12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,300	2,394
Cooperatieve Rabobank UA 5.500% due 10/05/2026		1,900	1,933
Credit Suisse AG AT1 Claim		8,700	1,088
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	4,615
CTP NV 0.625% due 09/27/2026		1,000	1,000
Deutsche Bank AG
1.625% due 01/20/2027		1,000	1,007
1.750% due 11/19/2030 •		600	573
2.129% due 11/24/2026 •		$1,000	975
3.547% due 09/18/2031 •		5,600	5,030
3.729% due 01/14/2032 •		1,700	1,485
5.882% due 07/08/2031 •		1,700	1,696
6.119% due 07/14/2026 •		11,700	11,779
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,371
3.900% due 04/15/2032		$2,500	2,304
Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		400	417
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	416
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		400	415
Extra Space Storage LP 2.350% due 03/15/2032		1,300	1,065
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,832
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,462
4.535% due 03/06/2025	GBP	600	749
5.125% due 06/16/2025		$200	200
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,911
3.615% due 03/15/2028 •		4,600	4,474
3.691% due 06/05/2028 •		16,100	15,642
5.798% due 08/10/2026 •		2,100	2,112
HSBC Holdings PLC
4.583% due 06/19/2029 •		5,600	5,489
4.600% due 12/17/2030 •(h)(i)		2,800	2,481
5.875% due 09/28/2026 •(h)(i)	GBP	6,200	7,682
ING Groep NV 4.017% due 03/28/2028 •		$3,500	3,429
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(h)(i)	EUR	1,700	1,865
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,889
2.963% due 01/25/2033 •		6,900	5,966
4.005% due 04/23/2029 •		500	485
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,050	1,061
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,488
3.750% due 03/18/2028 •		$1,900	1,850
4.947% due 06/27/2025 •(h)(i)	EUR	1,000	1,037
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$600	671
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		3,800	3,533
Nationwide Building Society 4.302% due 03/08/2029 •		13,500	13,119
NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,179
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,034
7.472% due 11/10/2026 •		$10,000	10,210
8.000% due 08/10/2025 •(h)(i)		900	911
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,035
2.450% due 09/15/2028		600	533
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		4,800	3,252
Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		500	520
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,396
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	728
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	998
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,330
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	626

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,912
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		$2,000	1,821
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	3,981
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		1,000	1,000
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	630
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		400	414
UBS Group AG
3.091% due 05/14/2032 •		3,250	2,828
4.194% due 04/01/2031 •		1,000	945
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	500	518
4.375% due 02/10/2031 •(h)(i)		$800	688
6.246% due 09/22/2029 •		5,300	5,493
6.327% due 12/22/2027 •		5,700	5,850
6.373% due 07/15/2026 •		1,200	1,209
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,411
3.584% due 05/22/2028 •		4,950	4,798
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,836

			284,060

INDUSTRIALS 5.4%
Air Canada 4.625% due 08/15/2029	CAD	800	555
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	524
Altice France SA
4.250% due 10/15/2029		2,700	2,124
5.500% due 10/15/2029		$2,800	2,111
American Airlines Pass-Through Trust
3.150% due 08/15/2033		378	343
3.350% due 04/15/2031		1,426	1,338
3.375% due 11/01/2028		210	201
3.575% due 07/15/2029		496	477
3.650% due 08/15/2030		639	609
3.700% due 04/01/2028		1,062	1,033
American Airlines, Inc.
5.500% due 04/20/2026		950	948
5.750% due 04/20/2029		500	496
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,186
4.375% due 12/15/2028		600	577
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	6,118
Broadcom, Inc.
3.137% due 11/15/2035		$5	4
4.000% due 04/15/2029		3,100	2,984
4.150% due 04/15/2032		3,100	2,908
4.926% due 05/15/2037		4	4
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,500	1,599
Centene Corp. 4.250% due 12/15/2027		1,700	1,648
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027		9,500	9,554
Cloud Software Group, Inc. 6.500% due 03/31/2029		4,300	4,226
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,249
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,270
4.750% due 05/09/2032		300	289
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,634
4.750% due 01/15/2029		$7,200	6,868
Delta Air Lines, Inc.
4.500% due 10/20/2025		433	431
7.000% due 05/01/2025		700	703
7.375% due 01/15/2026		6,900	7,054
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (b)		845	142
Expand Energy Corp. 5.875% due 02/01/2029		300	298
Expedia Group, Inc. 6.250% due 05/01/2025		484	484
FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,153
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,581

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Frontier Communications Holdings LLC 8.750% due 05/15/2030		4,000	4,231
Haleon U.K. Capital PLC 3.125% due 03/24/2025		3,000	2,988
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,912
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	5,994
INEOS Styrolution Group GmbH 2.250% due 01/16/2027	EUR	2,450	2,484
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,495
JetBlue Pass-Through Trust 4.000% due 05/15/2034		369	348
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	71
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,400
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,250	2,266
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	309
3.522% due 09/17/2025		$700	690
4.345% due 09/17/2027		5,200	5,008
4.810% due 09/17/2030		1,100	1,035
NXP BV 4.400% due 06/01/2027		1,800	1,783
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,394
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,860
10.000% due 02/07/2033		2,300	2,390
Prosus NV
1.207% due 01/19/2026	EUR	600	609
3.061% due 07/13/2031		$1,800	1,512
3.680% due 01/21/2030		1,500	1,354
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,423	1,427
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,484
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		350	350
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,642
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	1,087
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,164
3.875% due 04/15/2030		2,100	1,977
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,180
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,000	1,595
6.500% due 02/09/2032	GBP	400	404
9.750% due 04/30/2028 «		594	695
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		$190	188
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(c)		3,700	727
United Airlines Pass-Through Trust
2.700% due 11/01/2033		391	347
5.875% due 04/15/2029		2,320	2,372
United Airlines, Inc.
4.375% due 04/15/2026		300	295
4.625% due 04/15/2029		1,600	1,523
Venture Global LNG, Inc.
8.125% due 06/01/2028		400	416
8.375% due 06/01/2031		500	522
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		4,800	4,625
Wynn Las Vegas LLC 5.250% due 05/15/2027		600	594
Wynn Macau Ltd. 5.500% due 01/15/2026		300	297
Wynn Resorts Finance LLC 5.125% due 10/01/2029		200	192
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,684

			141,643

UTILITIES 1.8%
AT&T, Inc. 4.300% due 02/15/2030		$105	102
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,696

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

EPH Financing International AS 6.651% due 11/13/2028	EUR	2,850	3,189
Georgia Power Co. 4.700% due 05/15/2032		$6,900	6,727
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,437
3.150% due 01/01/2026		1,500	1,474
3.250% due 06/01/2031		2,800	2,487
3.300% due 12/01/2027		1,000	956
3.450% due 07/01/2025		300	298
3.500% due 06/15/2025		200	199
3.950% due 12/01/2047		600	449
4.200% due 03/01/2029		5,500	5,319
4.300% due 03/15/2045		700	561
4.400% due 03/01/2032		1,100	1,036
4.450% due 04/15/2042		400	332
4.500% due 07/01/2040		200	173
4.550% due 07/01/2030		1,000	968
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,102
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,677
Sprint LLC 7.625% due 03/01/2026		6,600	6,751
System Energy Resources, Inc. 2.140% due 12/09/2025		700	681
Verizon Communications, Inc. 3.875% due 03/01/2052		3,400	2,513

			47,127

Total Corporate Bonds & Notes (Cost $502,017)			472,830

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	7,727

Total Convertible Bonds & Notes (Cost $7,500)			7,727

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		2,500	2,062

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		864	922

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		34,905	3,252
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026		200	191
3.401% due 06/01/2034		400	331
3.501% due 06/01/2035		400	325

			4,099

Total Municipal Bonds & Notes (Cost $8,771)			7,083

U.S. GOVERNMENT AGENCIES 74.4%
Fannie Mae
0.769% due 07/25/2043 •(a)		4,973	929
1.168% due 11/25/2046 ~(a)		4,065	110
1.417% due 06/25/2047 •(a)		334	38
1.434% due 06/25/2050 ~(a)		6,893	401
1.517% due 06/25/2048 •(a)		5,915	621
1.586% due 12/25/2042 ~(a)		7,787	409
1.817% due 01/25/2042 •(a)		3,903	451
2.000% due 07/25/2052 (a)		10,586	1,371
3.000% due 03/25/2050 - 01/25/2052 (a)		13,194	2,375
3.500% due 11/25/2051 (a)		19,296	3,631
4.500% due 09/25/2053 (a)		11,032	2,560
4.513% due 08/01/2028 •		1	1
4.628% due 05/01/2036 •		1	1
4.818% due 03/25/2036 •		6	6
4.909% due 12/25/2036 •		14	14
4.969% due 03/25/2034 •		5	5
4.999% due 08/25/2034 •		1	1
5.000% due 01/25/2035		3	3
5.000% due 06/25/2041 (a)		430	59

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.033% due 03/25/2037 - 05/25/2042 •	35	35
5.110% due 01/25/2032 þ	1	1
5.165% due 10/18/2030 •	1	1
5.185% due 12/01/2036 •	1	1
5.265% due 04/18/2032 •	9	9
5.743% due 02/25/2033 þ	43	43
5.750% due 08/25/2033	19	19
5.795% due 12/01/2034 •	5	5
6.000% due 01/25/2033 - 07/25/2044	66	68
6.000% due 02/01/2036 •	22	22
6.035% due 12/01/2034 •	6	6
6.050% due 03/01/2036 •	44	44
6.089% due 10/25/2031 þ	3	3
6.128% due 08/01/2042 - 10/01/2044 •	64	65
6.300% due 01/01/2036 •	18	18
6.706% due 05/25/2035 ~	3	3
6.945% due 09/01/2031 •	3	3
7.014% due 05/01/2036 •	19	20
7.019% due 11/01/2034 •	45	47
7.023% due 09/01/2039 •	8	8
7.250% due 08/01/2029 •	1	1
7.450% due 09/01/2034 •	2	2
7.500% due 06/25/2032	8	8
Freddie Mac
1.030% due 03/15/2050 ~(a)	22,409	1,051
1.317% due 04/25/2048 - 11/25/2049 •(a)	18,162	2,053
1.500% due 02/25/2036 (a)	13,136	568
2.000% due 01/25/2051 - 06/25/2052 (a)	36,671	4,417
2.500% due 01/25/2052 (a)	15,335	2,379
3.000% due 12/15/2047 - 04/25/2053 (a)	56,610	9,326
3.500% due 06/15/2049 - 07/25/2051 (a)	20,733	3,993
4.000% due 07/01/2047	59	55
4.000% due 06/15/2049 (a)	4,695	875
4.373% due 07/25/2033 ~	1	1
4.500% due 03/15/2032 (a)	620	58
5.000% due 02/15/2048 - 06/25/2053 (a)	18,644	4,812
5.062% due 12/15/2029 •	13	13
5.212% due 01/15/2032 •	1	1
5.319% due 08/15/2040 •	427	420
5.500% due 09/15/2039	18	18
6.000% due 05/15/2035	36	38
6.225% due 07/25/2044 •	593	569
6.348% due 12/01/2032 •	1	1
6.500% due 10/25/2043	33	33
6.555% due 09/25/2029 ~	13	13
7.000% due 07/25/2043	23	24
7.002% due 11/25/2030 þ	1	1
7.068% due 09/01/2035 •	2	2
7.276% due 03/01/2036 •	6	6
7.481% due 08/01/2035 •	1	1
7.500% due 08/15/2030 - 03/25/2044	38	41
8.610% due 12/25/2030 þ	66	62
Ginnie Mae
1.565% due 08/20/2049 - 09/20/2049 •(a)	12,065	1,201
3.750% due 10/20/2027 - 10/20/2029 •	5	4
4.625% due 07/20/2025 - 01/20/2026 ~	1	1
4.625% due 01/20/2027 - 07/20/2030 •	11	11
4.785% due 05/20/2037 •	196	195
4.875% due 04/20/2030 •	3	3
5.000% due 07/20/2026 - 09/20/2026 ~	2	1
5.000% due 03/15/2039 - 05/15/2039	425	423
5.500% due 10/15/2034 - 03/15/2035	32	33
6.000% due 06/20/2038	9	9
8.000% due 03/20/2030	3	4
Ginnie Mae, TBA 2.500% due 02/01/2055	4,400	3,676
U.S. Small Business Administration
4.760% due 09/01/2025	3	3
5.600% due 09/01/2028	30	30
6.220% due 12/01/2028	24	24
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	65,112	56,065
3.500% due 10/01/2040 - 06/01/2048	5,955	5,352
4.000% due 05/01/2047 - 04/01/2048	8,172	7,603
6.500% due 06/01/2036 - 08/01/2038	498	516
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	63,300	53,775
3.500% due 02/01/2055	77,600	68,631
4.000% due 02/01/2055 - 03/01/2055	106,200	97,107
4.500% due 03/01/2055	114,400	107,536
5.000% due 01/01/2055 - 02/01/2055	829,530	800,289
5.500% due 01/01/2055 - 02/01/2055	158,200	156,029
6.000% due 01/01/2055 - 02/01/2055	489,900	491,775

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 02/01/2055	48,200	49,158

Total U.S. Government Agencies (Cost $1,986,385)		1,943,703

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds
2.375% due 02/15/2042 (p)	12,200	8,690
2.500% due 02/15/2045	20	14
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025	1,065	1,058
0.625% due 07/15/2032 (n)	53,779	48,085
1.125% due 01/15/2033 (n)	49,171	45,247
1.375% due 07/15/2033	136,677	127,911
1.750% due 01/15/2034	4,724	4,530
1.875% due 07/15/2034	51,104	49,533
U.S. Treasury Notes
2.500% due 03/31/2027 (n)(p)	6,300	6,067

Total U.S. Treasury Obligations (Cost $302,197)		291,135

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
4.713% due 03/25/2036 •	183	107
5.544% due 10/25/2035 ~	144	135
5.798% due 09/25/2035 ~	2	2
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •	219	185
5.745% due 11/25/2046 •	8,120	2,108
5.795% due 10/25/2046 •	106	88
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «~	5,170	3,830
Banc of America Funding Trust
3.517% due 10/20/2046 ~	606	508
4.485% due 06/20/2037 ~	42	36
4.805% due 02/20/2047 •	728	682
4.865% due 10/20/2036 •	229	173
4.873% due 04/25/2037 •	198	167
5.045% due 06/20/2047 •	638	505
5.253% due 05/25/2037 •	131	111
5.500% due 09/25/2034	319	299
5.806% due 03/25/2037 ~	4	4
5.878% due 10/25/2036 ~	130	112
6.000% due 08/25/2037	354	281
Banc of America Mortgage Trust
5.570% due 02/25/2034 ~	18	17
6.417% due 05/25/2034 ~	34	32
BCAP LLC Trust
0.000% due 02/26/2036 ~	271	21
5.250% due 02/26/2036 ~	1,333	522
5.250% due 06/26/2037	273	249
22.363% due 04/26/2037 ~	194	81
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	11	9
3.250% due 02/25/2033 ~	1	1
4.000% due 05/25/2034 ~	3	3
5.590% due 08/25/2035 ~	22	20
5.760% due 08/25/2035 ~	5	4
6.363% due 11/25/2034 ~	1	1
6.397% due 04/25/2034 ~	16	16
6.912% due 05/25/2034 ~	10	9
6.944% due 01/25/2034 ~	95	94
7.197% due 11/25/2034 ~	37	35
Bear Stearns ALT-A Trust
4.408% due 11/25/2036 ~	315	132
4.551% due 03/25/2036 ~	158	127
4.699% due 03/25/2036 ~	657	383
4.773% due 08/25/2036 •	846	707
4.793% due 08/25/2036 •	334	305
4.849% due 08/25/2036 ~	9	6
4.853% due 02/25/2034 •	31	29
4.893% due 04/25/2036 •	879	757
5.031% due 11/25/2035 ~	54	41
5.434% due 01/25/2036 ~	352	329
5.515% due 05/25/2035 ~	663	625
Bear Stearns Asset-Backed Securities Trust 5.750% due 11/25/2034 þ	449	395
Bear Stearns Mortgage Funding Trust 4.833% due 01/25/2037 •	1,076	1,039
Chase Mortgage Finance Trust
6.620% due 02/25/2037 ~	10	10
6.689% due 06/25/2035 ~	12	12
ChaseFlex Trust
5.053% due 07/25/2037 •	349	301
6.000% due 02/25/2037	568	203
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.270% due 08/25/2037 þ	1,196	929

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 05/25/2036 •	352	326
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	12	11
6.000% due 09/25/2037	65	64
Citigroup Global Markets Mortgage Securities 4.953% due 05/25/2032 •	34	34
Citigroup Mortgage Loan Trust
5.163% due 11/25/2036 ~	206	177
6.223% due 02/25/2034 ~	5	5
6.223% due 08/25/2035 ~	125	117
6.310% due 11/25/2035 •	127	126
6.830% due 09/25/2035 •	16	16
7.878% due 09/25/2037 ~	55	54
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	273	231
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	367	206
Countrywide Alternative Loan Trust
4.160% due 10/25/2035 ~	221	179
4.454% due 06/25/2037 ~	37	34
4.693% due 06/25/2036 •	450	398
4.733% due 04/25/2047 •	1,756	1,576
4.803% due 05/25/2036 •	898	352
4.803% due 05/25/2037 •	33	11
4.823% due 02/25/2037 •	6,946	2,015
4.833% due 09/25/2046 •	43	41
4.853% due 05/25/2036 •	865	671
4.853% due 06/25/2037 •	10	9
4.903% due 09/25/2035 •	2,021	1,221
4.945% due 07/20/2035 •	14	13
4.953% due 12/25/2035 •	2,046	844
4.953% due 05/25/2037 •	808	266
4.953% due 09/25/2046 •	814	633
5.013% due 12/25/2035 •	225	202
5.125% due 11/20/2035 •	1,352	1,197
5.153% due 05/25/2036 •	1,001	424
5.163% due 07/25/2036 •	799	283
5.203% due 08/25/2035 •	40	32
5.250% due 06/25/2035	9	7
5.253% due 12/25/2035 •	259	219
5.353% due 12/25/2036 •	4,026	1,332
5.500% due 04/25/2035	248	203
5.500% due 10/25/2035	186	98
5.500% due 11/25/2035	1,165	640
5.500% due 12/25/2035	165	84
5.500% due 01/25/2036	176	97
5.500% due 03/25/2036	38	17
5.750% due 07/25/2035	1,219	748
6.000% due 04/25/2036	571	268
6.000% due 01/25/2037	648	327
6.000% due 02/25/2037	1,991	818
6.000% due 03/25/2037	667	233
6.000% due 08/25/2037	479	229
6.250% due 11/25/2036	316	233
6.305% due 01/25/2036 •	423	392
6.500% due 09/25/2037	1,060	389
Countrywide Home Loan Mortgage Pass-Through Trust
4.400% due 03/25/2037 ~	45	38
4.956% due 09/25/2034 ~	8	7
5.093% due 03/25/2035 •	70	67
5.113% due 02/25/2035 •	30	28
5.165% due 11/25/2034 ~	21	20
5.193% due 02/25/2035 •	500	451
5.213% due 09/25/2034 •	1	1
5.457% due 07/25/2034 ~	54	51
5.500% due 11/25/2035	44	23
5.500% due 07/25/2037	395	161
5.750% due 07/25/2037	1,485	706
5.750% due 08/25/2037	5,996	3,004
6.000% due 02/25/2036	308	112
6.000% due 03/25/2036	3	1
6.099% due 12/25/2033 ~	9	9
6.248% due 02/20/2036 •	401	365
6.662% due 02/20/2036 •	78	67
Countrywide Home Loan Reperforming REMIC Trust
4.793% due 06/25/2035 •	360	344
4.853% due 11/25/2034 •	8	8
Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~	27	26
6.000% due 01/25/2036	645	395
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034	52	52
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032	1,200	963
4.487% due 07/27/2037 ~	1,239	1,113

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.250% due 08/25/2036		288	107
7.000% due 08/25/2037 ~		793	381
DBGS Mortgage Trust 5.907% due 10/15/2036 •		1,000	986
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.653% due 08/25/2037 •		53	42
4.693% due 08/25/2036 •		1,049	930
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.753% due 04/25/2037 •		286	199
Downey Savings & Loan Association Mortgage Loan Trust
5.001% due 08/19/2045 •		7	6
5.745% due 03/19/2046 •		259	221
EMF-NL Prime BV 4.015% due 04/17/2041 •	EUR	785	802
Eurosail PLC 3.318% due 06/10/2044 •		6,791	6,947
Extended Stay America Trust 5.591% due 07/15/2038 •		$10,658	10,672
First Horizon Alternative Mortgage Securities Trust
4.408% due 01/25/2036 ~		2,019	993
5.135% due 03/25/2035 ~		15	8
5.282% due 06/25/2036 ~		187	150
6.039% due 04/25/2036 ~		154	130
First Horizon Mortgage Pass-Through Trust 6.743% due 08/25/2035 ~		75	54
GreenPoint Mortgage Funding Trust
4.893% due 06/25/2045 •		3	3
4.993% due 11/25/2045 •		31	29
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~		6	6
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	249	253
GSMPS Mortgage Loan Trust 4.803% due 03/25/2035 •		$27	25
GSR Mortgage Loan Trust
5.446% due 06/25/2034 ~		22	21
5.750% due 03/25/2036		133	115
5.750% due 01/25/2037		323	192
6.000% due 02/25/2036		1,106	432
6.000% due 03/25/2037		631	316
6.000% due 05/25/2037		179	132
6.500% due 09/25/2036		322	149
6.750% due 03/25/2033 •		1	1
HarborView Mortgage Loan Trust
4.661% due 11/19/2046 •		21	15
4.890% due 01/19/2036 •		818	496
4.955% due 06/19/2045 •		2,345	1,053
4.961% due 06/19/2035 •		15	14
5.041% due 02/19/2036 •		592	264
5.085% due 11/19/2036 •		73	62
5.101% due 11/19/2035 •		243	158
5.301% due 11/19/2034 •		241	218
5.981% due 10/19/2035 •		321	231
6.497% due 04/19/2034 ~		3	3
HomeBanc Mortgage Trust 4.679% due 04/25/2037 ~		3,908	3,475
Impac CMB Trust 5.113% due 03/25/2035 •		42	38
Impac Secured Assets Trust 5.153% due 05/25/2036 •		29	26
Impact Funding LLC 5.314% due 01/25/2051		33	33
IndyMac IMSC Mortgage Loan Trust 4.116% due 06/25/2037 ~		452	284
IndyMac INDA Mortgage Loan Trust
4.368% due 12/25/2036 ~		17	14
5.634% due 01/25/2036 ~		307	287
IndyMac INDX Mortgage Loan Trust
3.614% due 01/25/2036 ~		191	170
4.195% due 06/25/2036 ~		420	364
4.728% due 12/25/2034 ~		167	155
4.773% due 04/25/2037 •		216	187
4.833% due 09/25/2046 •		16	14
4.853% due 11/25/2046 •		241	214
4.953% due 02/25/2037 •		1,110	718
5.505% due 10/25/2034 ~		546	521
JP Morgan Alternative Loan Trust
4.733% due 03/25/2037 •		365	299
4.813% due 06/25/2037 •		3,776	1,936
4.895% due 05/25/2037 ~		584	513
5.332% due 06/27/2037 •		177	113
5.500% due 11/25/2036 ~		1	0
5.843% due 05/26/2037 ~		2,378	1,828
6.810% due 08/25/2036 þ		553	531
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300	1,221

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.994% due 04/15/2037 •	976	956
JP Morgan Mortgage Trust
5.534% due 07/25/2035 ~	8	8
5.623% due 11/25/2035 ~	143	114
5.668% due 04/25/2037 ~	17	13
5.728% due 04/25/2036 ~	84	72
5.750% due 01/25/2036	771	336
6.000% due 08/25/2037	9	4
6.171% due 11/25/2033 ~	4	3
6.250% due 07/25/2036	1,264	402
6.500% due 01/25/2036	408	205
6.500% due 08/25/2036	1,412	448
7.365% due 05/25/2034 ~	30	31
Lehman XS Trust 4.853% due 08/25/2046 •	912	857
MASTR Adjustable Rate Mortgages Trust
5.053% due 05/25/2047 •	2	2
6.415% due 11/21/2034 ~	11	11
6.513% due 05/25/2034 ~	38	36
MASTR Seasoned Securitization Trust 6.090% due 10/25/2032 ~	3	3
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.212% due 11/15/2031 •	16	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.952% due 12/15/2030 •	30	29
Merrill Lynch Mortgage Investors Trust
0.410% due 11/25/2029 ~(a)	405	1
4.273% due 03/25/2036 ~	598	290
5.995% due 02/25/2036 ~	281	273
6.485% due 02/25/2033 ~	5	5
6.971% due 05/25/2033 ~	2	1
Morgan Stanley Mortgage Loan Trust
3.711% due 07/25/2035 ~	70	61
4.387% due 12/25/2037 ~	1,058	700
4.551% due 08/25/2034 ~	29	27
4.713% due 03/25/2036 •	185	122
5.715% due 07/25/2035 ~	48	40
6.548% due 06/25/2036 ~	11	11
6.626% due 08/25/2034 ~	3	3
7.500% due 06/25/2036 ~	295	279
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/2035	349	293
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~	994	938
3.858% due 04/10/2037	330	278
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,583	5,331
2.750% due 11/25/2059 ~	9,101	8,671
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.792% due 10/25/2035 ~	215	184
5.293% due 06/25/2037 •	3,203	2,638
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.213% due 12/25/2035 •	1,491	1,457
Prime Mortgage Trust 4.853% due 02/25/2034 •	1	1
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~	1,449	1,197
RBSSP Resecuritization Trust
4.466% due 06/27/2036 •	1,545	1,524
5.092% due 06/27/2036 •	3,500	2,966
5.092% due 08/27/2037 •	200	196
Residential Accredit Loans, Inc. Trust
4.535% due 12/26/2034 ~	142	49
4.703% due 02/25/2036 •	126	81
4.789% due 02/25/2035 ~	443	389
4.813% due 05/25/2036 •	679	610
4.823% due 12/25/2036 •	47	40
4.853% due 11/25/2036 •	160	113
4.953% due 08/25/2037 •	33	31
5.230% due 01/25/2036 ~	1,069	775
5.253% due 10/25/2045 •	108	86
6.000% due 06/25/2036	145	115
6.268% due 09/25/2037 ~	6,349	4,258
6.500% due 09/25/2037	190	153
Residential Asset Securitization Trust
4.853% due 01/25/2046 •	1,468	415
4.903% due 02/25/2034 •	45	42
5.500% due 09/25/2035	81	37
5.500% due 12/25/2035	226	101
5.750% due 02/25/2036	784	288
6.000% due 07/25/2036	328	161
6.000% due 07/25/2037	1,358	503
Residential Funding Mortgage Securities, Inc. Trust
0.000% due 09/25/2036 ~	7	0
5.477% due 02/25/2036 ~	186	173
6.000% due 10/25/2036	254	194

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 03/25/2032		8	7
RMAC Securities PLC 4.996% due 06/12/2044 •	GBP	389	477
Sequoia Mortgage Trust 3.972% due 09/20/2046 ~		$33	22
STRIPs Ltd. 5.000% due 03/27/2049		239	5
Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~		265	139
4.675% due 09/25/2036 ~		168	115
4.685% due 10/25/2036 ~		271	135
4.773% due 10/25/2035 •		1,887	1,778
4.893% due 06/25/2037 •		874	724
5.033% due 01/25/2035 ~		49	46
5.792% due 03/25/2034 ~		4	4
6.225% due 01/25/2035 •		9	8
Structured Asset Mortgage Investments Trust
4.573% due 08/25/2036 •		100	87
4.813% due 07/25/2046 •		1,422	1,210
4.873% due 05/25/2036 •		85	57
4.873% due 08/25/2036 •		485	394
4.913% due 05/25/2045 •		22	19
4.981% due 07/19/2035 •		46	45
5.013% due 02/25/2036 •		140	116
5.053% due 08/25/2036 •		472	336
5.061% due 07/19/2034 •		2	2
5.181% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.335% due 03/25/2033 ~		16	15
Thornburg Mortgage Securities Trust
6.091% due 10/25/2043 ~		47	43
6.176% due 06/25/2037 •		9,093	7,721
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		12,511	11,918
Wachovia Mortgage Loan Trust LLC
7.187% due 05/20/2036 ~		44	43
7.507% due 10/20/2035 ~		206	197
WaMu Mortgage Pass-Through Certificates Trust
3.946% due 03/25/2037 ~		12,671	10,559
4.002% due 10/25/2036 ~		380	327
4.110% due 07/25/2037 ~		199	174
4.170% due 12/25/2046 •		242	212
4.186% due 10/25/2036 ~		16	15
4.263% due 12/25/2046 •		136	116
4.293% due 06/25/2037 ~		776	660
4.419% due 05/25/2037 ~		21	17
4.823% due 05/25/2046 •		88	75
4.993% due 12/25/2045 •		2	2
5.033% due 12/25/2045 •		236	212
5.076% due 03/25/2035 ~		70	69
5.098% due 01/25/2036 ~		331	318
5.555% due 01/25/2047 •		66	62
5.575% due 06/25/2047 •		34	27
5.659% due 03/25/2033 ~		18	18
5.805% due 06/25/2046 •		393	358
6.013% due 03/25/2034 ~		1	1
6.025% due 11/25/2042 •		4	4
6.199% due 06/25/2033 ~		27	27
6.225% due 06/25/2042 •		66	61
6.225% due 08/25/2042 •		47	44
6.275% due 08/25/2035 ~		159	161
6.774% due 12/25/2032 ~		1,262	1,212
6.798% due 09/25/2033 ~		3	3
6.961% due 10/25/2034 ~		59	57
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	743
5.653% due 12/21/2049 ~		2,723	3,423
6.376% due 12/21/2049 •		910	1,148
6.876% due 12/21/2049 •		455	569
7.376% due 12/21/2049 •		260	324
7.876% due 12/21/2049 •		260	321
Washington Mutual Mortgage Pass-Through Certificates Trust
4.839% due 06/25/2033 ~		$12	11
5.153% due 01/25/2036 •		2,077	1,641
5.500% due 11/25/2035		85	66
5.595% due 04/25/2047 •		2,468	1,956
5.750% due 11/25/2035		484	433
6.000% due 10/25/2035		300	228
Wells Fargo Alternative Loan Trust 4.803% due 06/25/2037 •		621	433
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~		1,400	1,251

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.153% due 04/25/2036 ~	29	28

Total Non-Agency Mortgage-Backed Securities (Cost $197,515)		175,324

ASSET-BACKED SECURITIES 13.3%
HOME EQUITY OTHER 7.1%
ABFC Trust
4.753% due 05/25/2037 •	9,330	8,668
5.153% due 06/25/2034 •	272	269
5.453% due 06/25/2037 •	33	27
5.503% due 03/25/2034 •	584	561
5.578% due 12/25/2032 •	162	160
ACE Securities Corp. Home Equity Loan Trust
4.693% due 08/25/2036 •	2,832	648
4.773% due 08/25/2036 •	1,519	347
4.853% due 12/25/2036 •	4,821	1,226
5.428% due 11/25/2033 •	121	120
Aegis Asset-Backed Securities Trust 5.453% due 03/25/2035 •	124	117
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.578% due 11/25/2034 •	870	826
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •	162	159
Argent Securities Trust
4.563% due 09/25/2036 •	354	114
4.603% due 09/25/2036 •	835	268
4.753% due 06/25/2036 •	3,330	899
4.753% due 07/25/2036 •	1,981	526
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.453% due 02/25/2034 •	459	463
Asset-Backed Securities Corp. Home Equity Loan Trust 5.548% due 02/25/2035 •	408	404
Bayview Financial Acquisition Trust 5.389% due 02/28/2040 •	47	44
Bear Stearns Asset-Backed Securities Trust
4.773% due 08/25/2036 •	2,122	2,032
5.453% due 11/25/2042 •	2	2
Carrington Mortgage Loan Trust
4.613% due 10/25/2036 •	751	597
4.933% due 06/25/2036 •	2,102	2,020
5.353% due 05/25/2034 •	774	805
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	9,090	9,143
Citigroup Mortgage Loan Trust
4.773% due 09/25/2036 •	8,526	6,419
4.773% due 12/25/2036 •	1,579	1,056
Countrywide Asset-Backed Certificates Trust
4.918% due 02/25/2035 •	1,219	1,209
5.073% due 09/25/2037 •	1,683	1,365
5.133% due 12/25/2036 •	144	114
5.173% due 07/25/2034 •	132	134
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.296% due 03/25/2037 þ	7,528	2,588
Credit-Based Asset Servicing & Securitization Trust 4.753% due 11/25/2036 •	803	360
Delta Funding Home Equity Loan Trust 7.790% due 05/25/2030 þ	75	73
Fieldstone Mortgage Investment Trust 5.022% due 11/25/2036 •	1,288	775
Fremont Home Loan Trust
4.583% due 11/25/2036 •	4,664	1,643
4.603% due 01/25/2037 •	1,317	591
4.933% due 02/25/2037 •	3,375	1,081
4.953% due 05/25/2036 •	7,977	4,982
5.323% due 05/25/2034 •	2,595	2,494
GE-WMC Mortgage Securities Trust 4.753% due 08/25/2036 •	2,236	947
GSAA Home Equity Trust
4.999% due 09/25/2035 ~	75	68
5.013% due 07/25/2037 •	31,412	16,179
5.353% due 08/25/2037 •	50	48
GSAMP Trust
4.553% due 12/25/2046 •	955	465
4.653% due 12/25/2046 •	3,484	1,696
4.753% due 09/25/2036 •	1,368	473
4.753% due 12/25/2046 •	2,241	1,091
4.913% due 12/25/2046 •	431	210
4.933% due 08/25/2036 •	683	546
4.993% due 04/25/2036 •	1,965	1,295
Home Equity Loan Trust 4.793% due 04/25/2037 •	3,000	2,593

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 07/25/2037 •	2,429	1,314
4.653% due 07/25/2037 •	2,506	1,356
4.693% due 04/25/2037 •	1,692	1,135
Home Equity Mortgage Trust 5.867% due 07/25/2036 þ	134	14
HSI Asset Securitization Corp. Trust
4.643% due 01/25/2037 •	1,354	952
4.673% due 12/25/2036 •	3,336	914
4.793% due 12/25/2036 •	965	253
4.893% due 12/25/2036 •	7,139	1,885
IXIS Real Estate Capital Trust 4.913% due 01/25/2037 •	3,804	1,307
JP Morgan Mortgage Acquisition Trust
4.753% due 07/25/2036 •	1,216	518
4.773% due 07/25/2036 •	1,238	341
6.630% due 07/25/2036 þ	985	266
Long Beach Mortgage Loan Trust
5.053% due 02/25/2036 •	1,433	1,205
5.863% due 07/25/2032 •	72	70
MASTR Asset-Backed Securities Trust
4.553% due 10/25/2036 •	852	274
4.553% due 11/25/2036 •	51	16
4.753% due 08/25/2036 •	805	298
4.933% due 03/25/2036 •	2,368	1,408
4.933% due 10/25/2036 •	1,463	1,287
4.953% due 10/25/2035 •	526	498
Merrill Lynch Mortgage Investors Trust
3.770% due 02/25/2037 þ	1,508	172
4.673% due 08/25/2037 •	1,609	811
4.753% due 08/25/2037 •	9,710	4,905
5.353% due 02/25/2047 •	403	233
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 12/25/2036 •	2,883	1,446
4.563% due 03/25/2037 •	1,283	542
4.593% due 11/25/2036 •	7,730	3,619
4.603% due 10/25/2036 •	17,508	8,930
4.603% due 11/25/2036 •	2,473	1,382
4.603% due 12/25/2036 •	638	320
4.633% due 02/25/2037 •	1,953	622
4.653% due 02/25/2037 •	51	22
4.673% due 11/25/2036 •	4,179	1,956
4.703% due 03/25/2037 •	13,756	5,810
4.753% due 09/25/2036 •	8,999	3,047
4.773% due 09/25/2036 •	1,530	652
4.813% due 02/25/2037 •	1,404	447
4.933% due 06/25/2036 •	830	422
4.953% due 08/25/2036 •	105	52
5.503% due 09/25/2033 •	353	350
5.503% due 06/25/2035 •	4,000	3,614
Morgan Stanley Home Equity Loan Trust 4.553% due 12/25/2036 •	1,260	599
New Century Home Equity Loan Trust 7.453% due 01/25/2033 •	223	187
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.113% due 10/25/2036 •	4,035	889
5.253% due 02/25/2037 •	403	114
NovaStar Mortgage Funding Trust
4.753% due 09/25/2036 •	3,044	1,224
4.793% due 11/25/2036 •	6,956	2,096
4.873% due 01/25/2037 •	2,753	925
4.953% due 10/25/2036 •	1,046	483
Option One Mortgage Loan Trust
4.583% due 07/25/2037 •	779	494
4.633% due 04/25/2037 •	844	403
4.673% due 01/25/2037 •	693	401
4.693% due 04/25/2037 •	899	511
4.703% due 03/25/2037 •	463	228
4.703% due 07/25/2037 •	1,055	668
Ownit Mortgage Loan Trust
3.130% due 10/25/2035 þ	565	309
5.002% due 05/25/2037 •	1,455	1,162
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.253% due 12/25/2034 •	456	447
People's Financial Realty Mortgage Securities Trust 4.593% due 09/25/2036 •	2,233	553
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ	5,376	3,601
5.612% due 04/25/2037 þ	3,801	946
Residential Asset Securities Corp. Trust
4.973% due 07/25/2036 •	12,181	10,670
4.993% due 07/25/2036 •	2,180	1,880
5.488% due 08/25/2035 •	1,230	1,220
5.800% due 12/25/2034 •	24	24
Saxon Asset Securities Trust 0.916% due 03/25/2035 •	83	74

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 5.218% due 02/25/2034 •		349	347
SG Mortgage Securities Trust
4.603% due 10/25/2036 •		2,283	2,115
4.663% due 10/25/2036 •		2,300	1,701
4.993% due 02/25/2036 •		4,968	2,458
Soundview Home Loan Trust
4.673% due 02/25/2037 •		4,068	1,104
5.013% due 10/25/2036 •		1,966	1,927
5.403% due 09/25/2037 •		1,725	1,404
Structured Asset Investment Loan Trust
5.173% due 10/25/2035 •		277	269
5.428% due 01/25/2035 •		1,713	1,570
5.578% due 01/25/2035 •		606	517
5.833% due 04/25/2033 •		36	36
6.028% due 01/25/2035 •		684	555
6.178% due 01/25/2035 •		630	321
Structured Asset Securities Corp. Trust 5.143% due 09/25/2035 •		5,062	4,771
Washington Mutual Asset-Backed Certificates Trust 4.933% due 05/25/2036 •		1,157	899

			185,709

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.673% due 01/25/2037 •		2,369	1,313
4.773% due 01/25/2037 •		1,138	631
Credit-Based Asset Servicing & Securitization Trust 3.176% due 01/25/2037 þ		1,112	312
Saxon Asset Securities Trust 4.793% due 10/25/2046 •		331	322

			2,578

MANUFACT HOUSE SEQUENTIAL 0.1%
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		2,810	2,843

WHOLE LOAN COLLATERAL 1.0%
Bear Stearns Asset-Backed Securities Trust
5.253% due 09/25/2046 •		225	211
5.500% due 08/25/2036		36	36
6.500% due 10/25/2036		4,737	1,720
First Franklin Mortgage Loan Trust
5.278% due 05/25/2034 •		205	201
5.398% due 03/25/2035 •		804	819
5.728% due 07/25/2034 •		103	102
GSAMP Trust 3.446% due 11/25/2034 •		626	590
Lehman XS Trust 4.973% due 05/25/2046 •		21,742	18,509
RAAC Trust 5.053% due 06/25/2044 •		173	153
Securitized Asset-Backed Receivables LLC Trust 4.953% due 03/25/2036 •		2,315	1,422
Specialty Underwriting & Residential Finance Trust
4.693% due 03/25/2037 •		614	328
4.753% due 09/25/2037 •		3,768	1,300

			25,391

OTHER ABS 5.0%
ACAS CLO Ltd. 5.784% due 10/18/2028 •		653	654
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		296	297
Ares European CLO DAC
3.964% due 10/15/2031 •	EUR	8,923	9,238
4.069% due 04/20/2032 •		3,241	3,349
Aurium CLO DAC 3.909% due 01/16/2031 •		6,669	6,901
Avoca CLO DAC 3.994% due 01/12/2031 •		246	255
Belle Haven ABS CDO Ltd. 8.360% due 11/03/2044 •		$33,772	8,907
Cairn CLO DAC 3.964% due 10/15/2031 •	EUR	5,695	5,894
Carlyle Euro CLO DAC
3.884% due 01/15/2031 •		5,519	5,717
3.913% due 08/15/2032 •		2,197	2,272
Carlyle Global Market Strategies CLO Ltd. 5.728% due 08/14/2030 •		$863	864
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		2,787	2,793

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CIFC Funding Ltd. 5.846% due 10/24/2030 •		4,478	4,486
Citius Funding Ltd. 8.000% due 05/05/2046 «•		435,816	44
Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		349	349
6.028% due 10/23/2031 •		2,159	2,163
Elevation CLO Ltd. 5.837% due 10/25/2030 •		740	741
KKR CLO Ltd. 5.868% due 07/15/2030 •		1,712	1,715
L2L Education Loan Trust 4.852% due 06/15/2031 •		328	327
LCM LP 5.879% due 07/20/2030 •		647	648
Nelnet Student Loan Trust
5.118% due 03/23/2037 •		55	55
5.555% due 10/25/2033 •		97	96
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	7,075	7,320
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •		5,777	5,987
Palmer Square Loan Funding Ltd.
5.679% due 07/20/2029 •		$1,299	1,300
5.718% due 10/15/2029 •		471	471
Romark CLO Ltd. 5.918% due 10/23/2030 •		2,165	2,169
Sculptor European CLO DAC 3.974% due 01/14/2032 •	EUR	7,058	7,283
Segovia European CLO DAC 4.099% due 07/20/2032 •		7,360	7,612
Sierra Madre Funding Ltd.
4.977% due 09/07/2039 •		$11,357	7,177
4.997% due 09/07/2039 •		26,504	16,449
SLM Student Loan Trust
6.183% due 06/25/2043 •		103	100
6.183% due 09/25/2076 •		104	100
6.483% due 11/25/2070 •		141	141
Sound Point CLO Ltd.
5.859% due 10/20/2030 •		1,721	1,724
5.867% due 07/25/2030 •		408	409
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		1,630	1,632
Talon Funding Ltd. 8.240% due 06/05/2035 •		1,445	191
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,046	1,083
Triaxx Prime CDO Ltd. 5.220% due 10/02/2039 •		$3,599	35
UNIGEL 13.500% due 03/01/2030 «		1,816	1,816
Venture CLO Ltd.
5.869% due 07/20/2030 •		1,247	1,249
6.011% due 07/30/2032 •		4,900	4,911
Vibrant CLO Ltd. 5.999% due 07/20/2032 •		2,893	2,899
Voya CLO Ltd. 5.859% due 04/17/2030 •		222	222

			130,045

Total Asset-Backed Securities (Cost $481,444)			346,566

SOVEREIGN ISSUES 12.5%
Argentina Government International Bond
0.750% due 07/09/2030 þ		4,610	3,507
1.000% due 07/09/2029		685	558
3.500% due 07/09/2041 þ		132	83
4.125% due 07/09/2035 þ(l)		13,492	8,986
4.125% due 07/09/2035 þ		855	549
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (f)	BRL	235,200	36,957
0.000% due 07/01/2025 (f)		12,000	1,822
0.000% due 10/01/2025 (f)		229,617	33,521
Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,747
10.750% due 06/01/2036	DOP	162,200	2,865
Israel Government International Bond 5.375% due 03/12/2029		$10,500	10,480
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	86,768	3,507
3.000% due 12/03/2026 (g)		7,926	359
4.000% due 11/30/2028 (g)		153,388	6,971
4.000% due 08/24/2034 (g)		66,745	2,843
5.400% due 02/09/2028		$1,000	992
6.350% due 02/09/2035		2,600	2,546

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	21,483	12,010
3.000% due 09/20/2030 (g)		5,724	3,328
Peru Government International Bond
5.400% due 08/12/2034	PEN	42,200	10,270
6.150% due 08/12/2032		98,600	26,080
6.900% due 08/12/2037		44,400	11,797
6.950% due 08/12/2031		151,300	42,447
7.300% due 08/12/2033		79,200	22,252
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,123
South Africa Government International Bond
4.850% due 09/30/2029		$10,000	9,325
7.000% due 02/28/2031	ZAR	61,300	2,887
8.000% due 01/31/2030		396,400	20,129
8.250% due 03/31/2032		58,600	2,876
8.500% due 01/31/2037		280,500	12,620
8.875% due 02/28/2035		305,300	14,734
9.000% due 01/31/2040		184,800	8,344
Turkey Government International Bond 7.625% due 05/15/2034		$5,500	5,596

Total Sovereign Issues (Cost $340,903)			326,111

		SHARES
COMMON STOCKS 4.9%
COMMUNICATION SERVICES 1.4%
AT&T, Inc.		1,658,600	37,766

CONSUMER DISCRETIONARY 1.5%
Amazon.com, Inc. (d)		174,500	38,283

ENERGY 1.3%
Exxon Mobil Corp.		306,100	32,927

FINANCIALS 0.0%
Intelsat Emergence SA «(j)		22,273	736

INFORMATION TECHNOLOGY 0.7%
Apple, Inc.		78,100	19,558

Total Common Stocks (Cost $129,153)			129,270

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(j)		1	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co. 7.500%		3,500	4,180

Total Convertible Preferred Securities (Cost $4,179)			4,180

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AGFC Capital Trust 6.668% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	4,675
Bank of America Corp. 4.300% due 01/28/2025 •(h)		3,900,000	3,890
Nationwide Building Society 10.250% ~		4,096	667
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		3,571,675	4,112
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		400,000	389

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Preferred Securities (Cost $12,972)		13,733

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.3%
COMMERCIAL PAPER 3.1%
Alimentation Couche-Tard, Inc.
4.700% due 01/08/2025	$1,900	1,898
4.700% due 01/21/2025	5,000	4,987
4.700% due 01/22/2025	250	249
American Electric Power Co., Inc. 4.670% due 01/21/2025	2,150	2,144
AutoNation, Inc. 4.750% due 01/07/2025	6,350	6,344
Avangrid, Inc.
4.550% due 01/21/2025	1,700	1,696
4.720% due 01/07/2025	7,200	7,194
Bacardi-Martini BV
4.830% due 01/22/2025	550	548
4.840% due 01/30/2025	1,200	1,195
4.880% due 01/15/2025	3,100	3,094
Canadian Natural Resources Ltd.
4.880% due 01/15/2025	750	749
4.880% due 01/16/2025	750	748
4.950% due 01/03/2025	250	250
Cencora, Inc.
4.750% due 01/15/2025	1,000	998
4.750% due 01/23/2025	2,800	2,792
4.750% due 01/24/2025	1,700	1,695
Consolidated Edison Co. of New York, Inc. 4.700% due 01/13/2025	5,350	5,341
Constellation Brands, Inc.
4.920% due 01/08/2025	550	549
4.920% due 01/09/2025	250	250
4.920% due 01/10/2025	650	649
4.920% due 01/14/2025	450	449
4.950% due 01/06/2025	450	450
4.950% due 01/07/2025	550	550
CRH America Finance, Inc.
4.720% due 01/16/2025	1,050	1,048
4.720% due 01/17/2025	1,200	1,197
Crown Castle, Inc.
4.850% due 01/21/2025	7,400	7,379
4.990% due 01/16/2025	3,700	3,692
CVS Health Corp. 5.250% due 01/31/2025	250	249
Dell International LLC
4.700% due 01/10/2025	3,700	3,695
4.730% due 01/03/2025	1,900	1,899
4.730% due 01/07/2025	4,600	4,596
4.730% due 01/09/2025	2,550	2,547
Edison International 4.830% due 01/15/2025	800	799
Enbridge US, Inc.
4.700% due 01/21/2025	250	249
4.730% due 01/24/2025	250	249
Entergy Corp. 4.660% due 02/27/2025	1,200	1,191
Jabil, Inc. 4.850% due 01/17/2025	750	748
Marriott International, Inc. 4.660% due 02/03/2025	950	946
Penske Truck Leasing Co. LP 4.700% due 03/20/2025	1,000	990
Public Service Enterprise Group, Inc. 4.720% due 01/09/2025	250	250
Rogers Communications, Inc. 4.930% due 01/23/2025	4,900	4,886

		81,429

REPURCHASE AGREEMENTS (k) 10.1%		264,200

U.S. TREASURY BILLS 0.1%
4.550% due 01/16/2025 - 03/06/2025 (e)(f)(p)	1,742	1,736

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $347,382)		347,365

Total Investments in Securities (Cost $4,354,463)		4,099,075

	SHARES
INVESTMENTS IN AFFILIATES 17.5%
SHORT-TERM INSTRUMENTS 17.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.5%
PIMCO Short Asset Portfolio	12,462,079	122,054
PIMCO Short-Term Floating NAV Portfolio III	34,501,541	335,941

Total Short-Term Instruments (Cost $457,563)		457,995

Total Investments in Affiliates (Cost $457,563)		457,995

Total Investments 174.4% (Cost $4,812,026)		$4,557,070
Financial Derivative Instruments (m)(o) 1.4%(Cost or Premiums, net $87,277)		36,734
Other Assets and Liabilities, net (75.8)%		(1,981,491)

Net Assets 100.0%		$2,612,313

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
(j)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071					06/10/2022		$0	$0	0.00%
Intelsat Emergence SA					09/05/2018 - 07/03/2023		2,087	736	0.03

							$2,087	$736	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.520%	12/31/2024	01/02/2025	$138,000	U.S. Treasury Notes 4.125% due 10/31/2029		$(140,518)	$138,000	$138,035
	4.550	01/02/2025	01/03/2025	122,500	U.S. Treasury Notes 4.000% - 4.625% due 04/30/2029 - 07/31/2029		(124,939)	122,500	122,500
SAL	4.280	12/31/2024	01/02/2025	3,700	U.S. Treasury Notes 4.625% due 06/15/2027		(3,781)	3,700	3,701

Total Repurchase Agreements							$(269,238)	$264,200	$264,236

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

MYI				4.100%	12/20/2024	TBD(3)	$(7,088)		$(7,099)

Total Reverse Repurchase Agreements									$(7,099)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.6)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2055	$145,000	$(113,984)	$(112,896)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2055	61,430	(60,428)	(59,295)

Total Short Sales (6.6)%								$(174,412)	$(172,191)

(l)							Securities with an aggregate market value of $7,060 have been pledged as collateral under the terms of master agreements as of December 31, 2024.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(4,726) at a weighted average interest rate of 4.810%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	9	$9	$(2)	$(3)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	9	9	(1)	(1)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	6	6	(3)	(13)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	6	6	(3)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	9	9	(5)	(8)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	9	9	(4)	(13)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	9	9	(3)	(1)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	9	9	(4)	0

Total Written Options	$(25)	$(39)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	316	$75,569	$104	$2	$0
3-Month SOFR Active Contract December Futures	03/2026	316	75,883	(455)	0	(4)
3-Month SOFR Active Contract June Futures	09/2025	316	75,804	(281)	0	(4)
3-Month SOFR Active Contract June Futures	09/2026	316	75,887	(542)	0	(4)
3-Month SOFR Active Contract March Futures	06/2025	316	75,702	(131)	0	0
3-Month SOFR Active Contract March Futures	06/2026	316	75,891	(506)	0	(4)
3-Month SOFR Active Contract September Futures	12/2025	316	75,856	(387)	0	(8)
Canada Government 10-Year March Futures	03/2025	215	18,339	326	23	0
Long Gilt March Futures	03/2025	229	26,493	(554)	163	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,192	245,086	(74)	0	(18)
U.S. Treasury 5-Year Note March Futures	03/2025	349	37,100	(198)	0	(33)

$(2,698)	$188	$(75)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	193	$(23,562)	$161	$0	$(42)
Euro-Bund March Futures	03/2025	373	(51,557)	873	0	(162)
Euro-Schatz March Futures	03/2025	384	(42,555)	88	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2025	1,924	(209,235)	2,102	421	0
U.S. Treasury Long-Term Bond March Futures	03/2025	735	(83,675)	2,003	184	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	325	(38,645)	1,533	142	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	2,876	(320,135)	4,556	719	0

$11,316	$1,466	$(218)

Total Futures Contracts	$8,618	$1,654	$(293)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.616%	$7,000	$86	$(33)	$53	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.719	400	5	(2)	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	630	67	(10)	57	0	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

General Motors Co.	5.000	Quarterly	06/20/2028	0.684		805	104	10	114	0	0

							$262	$(35)	$227	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly		12/20/2028		$32,244	$(1,915)	$(700)	$(2,615)	$0	$(27)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$92	$(1)	$1	$0	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		3,200	77	(4)	73	1	0

							$76	$(3)	$73	$1	$0

INTEREST RATE SWAPS
										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	280,800	$4,020	$(5,824)	$(1,804)	$773	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,300	(6)	68	62	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$239,700	19,924	(7,928)	11,996	99	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(1,064)	2,142	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(4)	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	878	1,040	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	152	152	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	882	882	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	259	259	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	156	156	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	124	124	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	492	492	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	231	231	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	433	433	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	393	393	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	277	277	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	64	64	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	5,832	(509)	5,323	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	842	798	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		10,000	(251)	(10)	(261)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		14,600	107	(20)	87	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		10,900	84	(14)	70	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		4,670	(17)	(2)	(19)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		10,100	(28)	(28)	(56)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		10,100	(33)	71	38	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		107,500	(1,651)	4,600	2,949	159	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		1,200	(4)	(2)	(6)	0	(2)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	59	59	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	271	19,073	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	5,890	342	6,232	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	160	5,093	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	182	4,773	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	7,708	172	7,880	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	553	1,055	1,608	21	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	682,100	0	(8,021)	(8,021)	0	(4)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		74,400	0	(711)	(711)	0	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		376,200	0	(3,518)	(3,518)	0	(2)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		740,800	0	6,678	6,678	4	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	800	(1)	1	0	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,600	(10)	191	181	9	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		106,375	813	668	1,481	308	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		29,474	139	(841)	(702)	0	(141)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	192,020	1,542	143	1,685	505	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	451	(315)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	261	(130)	4	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		510	(1)	(1)	(2)	0	(3)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(6)	105	99	6	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		40	0	0	0	2	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(426)	(488)	(914)	0	(32)

							$74,689	$(8,324)	$66,365	$2,260	$(275)

Total Swap Agreements							$73,112	$(9,062)	$64,050	$2,262	$(302)

(n)

Securities with an aggregate market value of $68,454 and cash of $5,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $9 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin asset of $170 and liability of $(204) for closed swap agreements is outstanding at period end.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025		NZD	16,578		$9,766		$490		$0
		01/2025		SGD	4,020		2,992		46		0
BOA		01/2025		CNH	7,276		999		8		0
		01/2025		SGD	5,504		4,086		54		0
		01/2025			$41		CNY	293	0		0
		01/2025			4,456		IDR	72,070,455	5		(7)
		01/2025			1,613		JPY	245,996	0		(48)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		987	KRW	1,391,637	0	(45)
	01/2025		103	PLN	424	0	(1)
	02/2025	CNH	8,114		$1,136	29	0
	02/2025	HKD	5,867		755	0	(1)
	03/2025	MXN	15,264		744	21	0
	03/2025	PEN	18,097		4,840	34	0
BPS	01/2025	CNH	225,442		31,277	552	0
	01/2025	IDR	17,822,259		1,092	0	(12)
	01/2025	INR	339,063		3,954	0	0
	01/2025	KRW	3,439,678		2,466	136	0
	01/2025	SGD	4,643		3,455	53	0
	01/2025	TWD	255,319		8,041	279	0
	01/2025		$10,382	CNH	75,312	0	(117)
	01/2025		1,005	EUR	956	0	(14)
	01/2025		9,623	IDR	152,927,921	0	(183)
	01/2025		8,090	INR	684,187	0	(111)
	01/2025		2,932	KRW	4,350,328	17	(1)
	01/2025		5,374	PLN	21,895	0	(78)
	01/2025		3,713	TWD	120,436	0	(51)
	01/2025	ZAR	283,414		$16,022	1,023	0
	02/2025	CNH	47,253		6,522	78	0
	02/2025		$11,242	CNH	80,597	0	(250)
	03/2025	ILS	3,027		$843	9	0
	03/2025	KRW	4,325,184		2,922	0	(14)
	03/2025		$1,077	IDR	17,639,562	7	0
	03/2025		3,954	INR	340,816	0	(4)
	03/2025		1,014	MXN	20,807	0	(29)
	04/2025	TWD	119,738		$3,713	55	0
	05/2025	CNH	61,891		8,527	53	0
BRC	01/2025	CAD	56,771		40,311	798	0
	01/2025	GBP	2,266		2,876	40	0
	01/2025	PLN	380		93	1	0
	01/2025	TRY	2,646		73	0	(1)
	01/2025	TWD	130,464		4,008	42	0
	01/2025		$2,456	IDR	38,633,031	0	(68)
	01/2025		1,536	JPY	229,639	0	(77)
	01/2025		20,503	TRY	767,071	863	0
	02/2025		1,136	CNH	8,109	0	(30)
	02/2025		231	JPY	36,250	0	0
	02/2025		11,180	TRY	419,445	170	0
	03/2025	ILS	11,743		$3,298	61	0
	03/2025	MXN	16,274		795	24	0
	03/2025	TRY	1,175		31	0	0
	03/2025		$2,254	TRY	86,097	31	0
	07/2025		2,473		112,406	201	0
BSH	02/2025	PEN	7,076		$1,864	0	(17)
	04/2025		60,022		15,943	13	0
	06/2025		54,337		14,503	101	0
CBK	01/2025	CNH	51,792		7,211	152	0
	01/2025	DOP	24,395		402	4	0
	01/2025	IDR	21,418,615		1,326	0	(1)
	01/2025	INR	3,307,202		38,786	218	0
	01/2025	KRW	21,546,445		15,499	901	0
	01/2025	PEN	107,995		28,811	109	(22)
	01/2025	TWD	978,368		30,765	1,022	0
	01/2025		$2,520	CNH	17,990	0	(68)
	01/2025		7,085	GBP	5,639	0	(27)
	01/2025		3,775	IDR	59,983,173	0	(65)
	01/2025		41,994	INR	3,552,370	0	(567)
	01/2025		2,314	KRW	3,395,313	0	(13)
	01/2025		2,202	PEN	8,229	0	(12)
	02/2025	CNH	22,965		$3,206	73	0
	02/2025	DOP	55,990		920	7	0
	02/2025	PEN	13,736		3,661	13	(2)
	03/2025	IDR	288,446		18	0	0
	03/2025	KRW	3,386,948		2,314	15	0
	03/2025	MXN	158		8	0	0
	03/2025	PEN	11,690		3,126	22	0
	03/2025		$3,057	COP	13,656,272	11	0
	03/2025		1,326	IDR	21,481,610	0	(6)
	03/2025		38,786	INR	3,322,033	0	(276)
	04/2025	PEN	54,465		$14,579	127	(7)
DUB	01/2025	BRL	118,351		19,113	0	(45)
	01/2025	KRW	24,688,814		17,663	937	0
	01/2025		$21,103	BRL	118,351	0	(1,946)
	01/2025		3,366	KRW	4,758,232	0	(143)
	01/2025		5,429	PLN	22,128	0	(75)
	02/2025	THB	2,826		$84	1	0
	02/2025		$2,796	MXN	56,558	0	(102)
	03/2025		1,344	PEN	5,111	14	0
	03/2025		571	TRY	27,175	147	0
FAR	01/2025	AUD	27,950		$18,138	838	0
	01/2025	BRL	118,740		19,298	78	0
	01/2025	TWD	15,572		480	7	0
	01/2025		$19,176	BRL	118,740	45	0
	02/2025		19,298		119,367	0	(91)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

GLM	01/2025	CAD	1,319		$943	25	0
	01/2025	DOP	28,239		464	3	0
	01/2025	IDR	161,391		10	0	0
	01/2025	KRW	5,435,963		3,956	272	0
	01/2025	MXN	34,062		1,627	1	0
	01/2025	PEN	19,809		5,277	9	0
	01/2025	TWD	313,681		9,747	211	0
	01/2025		$5,723	IDR	90,865,094	0	(112)
	01/2025		6,728	PLN	27,530	0	(67)
	02/2025		1,259	MXN	25,638	0	(38)
	03/2025	MXN	17,800		$871	28	0
	03/2025	PEN	17,457		4,642	6	0
	04/2025	BRL	234,600		42,337	4,922	0
	07/2025		12,000		2,005	138	0
	10/2025		229,617		37,658	2,815	0
IND	01/2025	DKK	5,024		710	12	0
JPM	01/2025	CNH	100,158		13,846	196	0
	01/2025	IDR	1,756,217		108	0	(1)
	01/2025	SGD	129		96	2	0
	01/2025	TRY	105,759		2,963	0	(19)
	01/2025	TWD	219,870		6,788	104	0
	01/2025		$16,789	CNH	120,610	0	(352)
	01/2025		338	IDR	5,365,219	0	(7)
	01/2025		6,709	INR	568,032	0	(85)
	01/2025		1,353	JPY	202,652	0	(64)
	01/2025		5,554	PLN	22,593	0	(87)
	01/2025		2,963	TRY	106,761	20	0
	03/2025		108	IDR	1,761,702	1	0
	03/2025		496	TRY	24,009	140	0
	04/2025	BRL	600		$107	11	0
	05/2025		$1,594	TRY	70,841	182	0
MBC	01/2025	CAD	5,348		$3,718	0	(5)
	01/2025	CHF	35,085		39,983	1,285	0
	01/2025	CNH	16,066		2,207	18	0
	01/2025	EUR	135,886		143,085	2,260	0
	01/2025	INR	142,680		1,665	2	0
	01/2025	KRW	25,924,084		18,624	1,065	0
	01/2025	SEK	26,533		2,436	37	0
	01/2025	SGD	43		32	1	0
	01/2025		$1,044	AUD	1,605	0	(51)
	01/2025		2,193	CAD	3,071	0	(56)
	01/2025		3,375	CNH	24,631	0	(18)
	01/2025		1,190	GBP	936	0	(18)
	01/2025		4,601	INR	389,284	0	(62)
	01/2025		4,200	PLN	17,134	0	(55)
	01/2025		5,784	TWD	188,188	0	(63)
	02/2025	CNH	57,576		$8,037	184	0
	02/2025	HKD	5,116		659	0	0
	02/2025	THB	807		24	0	0
	03/2025	ILS	3,743		1,052	21	0
	03/2025		$1,665	INR	143,421	0	(3)
	04/2025	TWD	187,115		$5,784	68	0
	05/2025	CNH	39,837		5,492	38	0
MYI	01/2025	AUD	2,150		1,340	9	0
	01/2025	DKK	1,693		239	4	0
	01/2025		$1,068	IDR	16,883,432	0	(22)
	01/2025		117	PLN	474	0	(2)
	02/2025		748	TRY	28,303	15	0
NGF	01/2025		6,241	IDR	99,391,617	0	(97)
RBC	02/2025		433	JPY	67,773	0	(1)
	03/2025	MXN	150,866		$7,367	222	0
RYL	01/2025		$1,345	AUD	2,086	0	(54)
SCX	01/2025	CAD	1,172		$815	0	(1)
	01/2025	CHF	55		63	2	0
	01/2025	CNH	49,686		6,877	105	0
	01/2025	GBP	4,477		5,682	78	0
	01/2025	PEN	8,237		2,200	7	0
	01/2025	SGD	1,605		1,193	18	0
	01/2025	TWD	129,258		4,035	106	0
	01/2025		$8,638	IDR	136,582,992	0	(206)
	01/2025		13,462	INR	1,138,565	0	(184)
	01/2025		588	KRW	863,248	0	(3)
	01/2025		3,054	TWD	99,594	0	(26)
	02/2025	CNH	65,388		$8,959	42	0
	02/2025	PEN	52,123		13,917	67	0
	02/2025		$544	JPY	85,245	0	(1)
	03/2025	KRW	861,072		$588	4	0
	04/2025	PEN	6,674		1,756	0	(15)
	04/2025	TWD	99,105		3,054	26	0
	05/2025	CNH	31,800		4,411	57	0
SOG	01/2025		$11,860	PLN	48,137	0	(212)
SSB	01/2025	MXN	10,868		$549	29	0
	04/2025	PEN	24,019		6,320	0	(55)
TOR	01/2025		$2,582	JPY	388,509	0	(111)
UAG	01/2025	NOK	3,060		$275	6	0
	01/2025	PLN	1,762		434	7	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		$2,720	PLN	11,053		0	(45)

Total Forward Foreign Currency Contracts							$24,916	$(6,825)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255%	08/16/2039	31,900	$3,054	$2,625
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,449
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050	02/19/2025	1,900	2	1
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	332,200	1,781	931
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	722,600	4,408	1,462
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	57,600	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	126,300	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	47,800	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	71,800	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	71,700	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	124,600	0	6
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	1,120
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,407
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/06/2025	275,600	320	331
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	2,239
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	2,836

Total Purchased Options							$20,331	$16,421

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,400	$(4)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,400	(4)	(8)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,100	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	2,100	(5)	(40)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	200	(1)	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	332,200	(678)	(285)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	332,200	(1,110)	(521)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	722,600	(1,662)	(307)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	722,600	(2,746)	(678)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,600	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,600	(4)	(24)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	2,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,300	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	2,500	(7)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,300	(6)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	3,000	(8)	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	3,000	(8)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	2,600	(8)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	6,500	(20)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	2,600	(8)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	6,500	(20)	(13)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	2,400	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	2,400	(8)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,900	(10)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,900	(10)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	3,600	(12)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	3,600	(12)	(9)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	6,400	0	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	13,900	0	(8)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	5,300	0	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	7,900	0	(5)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	7,900	0	(6)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	13,700	0	(11)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,500	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,500	(8)	(29)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,300	(3)	(24)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,300	(3)	(17)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	4,300	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	4,300	(12)	(70)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	5,800	(16)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	5,800	(16)	(49)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	600	(2)	(9)

Total Written Options	$(6,469)	$(2,274)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2026	0.247%	EUR	5,900	$1,406	$(830)	$576	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$27	$1	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	647	19	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	437	13	0

$(1,078)	$1,111	$33	$0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Amazon.com, Inc.	174,500	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	$38,284	$0	$179	$179	$0
	Pay	Apple, Inc.	78,100	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	19,558	0	92	92	0
	Pay	AT&T, Inc.	1,658,600	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	37,766	0	190	190	0
	Pay	Exxon Mobil Corp.	306,100	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	32,927	0	178	178	0

								$0	$639	$639	$0

Total Swap Agreements								$328	$920	$1,248	$0

(p)

Securities with an aggregate market value of $1,599 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$27,770	$6,278		$34,048
Corporate Bonds & Notes
Banking & Finance						0	283,060	1,000		284,060
Industrials						0	140,948	695		141,643
Utilities						0	47,127	0		47,127
Convertible Bonds & Notes
Industrials						0	7,727	0		7,727
Municipal Bonds & Notes
California						0	2,062	0		2,062
Illinois						0	922	0		922
West Virginia						0	4,099	0		4,099
U.S. Government Agencies						0	1,943,703	0		1,943,703
U.S. Treasury Obligations						0	291,135	0		291,135
Non-Agency Mortgage-Backed Securities						0	171,494	3,830		175,324
Asset-Backed Securities
Home Equity Other						0	185,709	0		185,709
Home Equity Sequential						0	2,578	0		2,578
Manufact House Sequential						0	2,843	0		2,843
Whole Loan Collateral						0	25,391	0		25,391
Other ABS						0	128,185	1,860		130,045
Sovereign Issues						0	326,111	0		326,111
Common Stocks
Communication Services						37,766	0	0		37,766
Consumer Discretionary						38,283	0	0		38,283
Energy						32,927	0	0		32,927
Financials						0	0	736		736
Information Technology						19,558	0	0		19,558
Convertible Preferred Securities

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Banking & Finance	4,180	0	0	4,180
Preferred Securities
Banking & Finance	0	13,733	0	13,733
Short-Term Instruments
Commercial Paper	0	81,429	0	81,429
Repurchase Agreements	0	264,200	0	264,200
U.S. Treasury Bills	0	1,736	0	1,736

	$132,714	$3,951,962	$14,399	$4,099,075
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$457,995	$0	$0	$457,995

Total Investments	$590,709	$3,951,962	$14,399	$4,557,070

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(172,191)	$0	$(172,191)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	186	3,730	0	3,916
Over the counter	0	42,585	0	42,585

	$186	$46,315	$0	$46,501
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(257)	(377)	0	(634)
Over the counter	0	(9,099)	0	(9,099)

	$(257)	$(9,476)	$0	$(9,733)

Total Financial Derivative Instruments	$(71)	$36,839	$0	$36,768

Totals	$590,638	$3,816,610	$14,399	$4,421,647

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond
8.750% due 04/14/2032		$3,500	$3,099
9.375% due 05/08/2048		1,000	823

Total Angola (Cost $4,005)			3,922

ARGENTINA 3.4%
SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$7,897	6,104
1.000% due 07/09/2029		600	489
3.000% due 07/09/2041 þ	EUR	1,000	597
3.500% due 07/09/2041 þ		$42,426	26,601
3.875% due 07/09/2035 þ	EUR	1,000	640
4.125% due 07/09/2035 þ(m)		$7,012	4,670
4.125% due 07/09/2046 þ		1,334	889
5.000% due 01/09/2038 þ		2,700	1,893
Provincia de Buenos Aires
5.125% due 09/01/2037 þ	EUR	5,202	3,140
6.625% due 09/01/2037 þ		$10,019	6,705
Provincia de Cordoba 6.875% due 12/10/2025 þ		85	84
Provincia de la Rioja
8.500% due 02/24/2028 ^(b)		1,593	908
9.750% due 02/24/2028		3,452	1,968

Total Argentina (Cost $36,039)			54,688

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,300	4,378

Total Armenia (Cost $5,080)			4,378

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,300	1,339

Total Austria (Cost $1,443)			1,339

AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$5,400	5,476

Total Azerbaijan (Cost $5,409)			5,476

BAHRAIN 0.4%
SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
4.250% due 01/25/2028		$1,900	1,793
5.250% due 01/25/2033		3,200	2,880
5.625% due 09/30/2031		2,100	1,976

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Bahrain (Cost $7,037)			6,649

BENIN 0.1%
SOVEREIGN ISSUES 0.1%
Benin Government International Bond
6.875% due 01/19/2052	EUR	200	175
7.960% due 02/13/2038		$800	756

Total Benin (Cost $955)			931

BRAZIL 4.8%
CORPORATE BONDS & NOTES 2.8%
Banco BTG Pactual SA
5.750% due 01/22/2030		$5,500	5,317
6.250% due 04/08/2029		1,600	1,603
Banco do Brasil SA 8.500% due 07/29/2026	MXN	136,000	6,350
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$14,800	14,728
CSN Inova Ventures 6.750% due 01/28/2028		4,900	4,588
Vale Overseas Ltd. 6.400% due 06/28/2054		2,700	2,657
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	168,820	9,694

			44,937

SOVEREIGN ISSUES 2.0%
Brazil Government International Bond
4.750% due 01/14/2050		$874	598
6.125% due 03/15/2034		2,000	1,870
7.125% due 05/13/2054		1,200	1,113
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (e)	BRL	136,800	19,971
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		58,781	8,036

			31,588

Total Brazil (Cost $90,137)			76,525

BULGARIA 0.5%
SOVEREIGN ISSUES 0.5%
Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	2,700	2,865
5.000% due 03/05/2037		$5,300	4,975

Total Bulgaria (Cost $8,287)			7,840

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	5,100	4,282
9.500% due 11/19/2025		$667	664

Total Cameroon (Cost $4,748)			4,946

CAYMAN ISLANDS 2.1%
CONVERTIBLE BONDS & NOTES 0.3%
Meituan 0.000% due 04/27/2027 (e)		$4,900	4,834

CORPORATE BONDS & NOTES 1.5%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		5,028	3,887
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025 ^(b)		3,300	327
Gaci First Investment Co. 5.250% due 01/29/2034		5,400	5,321
ICD Funding Ltd. 3.223% due 04/28/2026		600	584
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		15	14
0.000% due 11/30/2025 «(e)		124	120
0.000% due 05/15/2030 (e)		3,536	2,849

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

7.860% due 05/15/2030	2,871	2,941
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^	3,400	217
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036	2,545	2,340
5.875% due 07/05/2034	786	784
Poinsettia Finance Ltd. 6.625% due 06/17/2031	4,883	4,358
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	415	56
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	416	54
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	835	99
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	1,255	139
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	1,258	130
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	593	57

		24,277

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.250% due 06/04/2034	5,200	5,161

Total Cayman Islands (Cost $40,461)		34,272

CHILE 1.9%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)	$2,700	2,776
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	700	623
4.250% due 07/17/2042	1,600	1,236
4.375% due 02/05/2049	453	343
4.875% due 11/04/2044	1,920	1,585
5.950% due 01/08/2034	1,300	1,292
6.300% due 09/08/2053	2,200	2,157
6.440% due 01/26/2036	7,700	7,864
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	121
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	363
3.830% due 09/14/2061	3,500	2,312
Empresa Nacional del Petroleo
3.450% due 09/16/2031	979	842
5.950% due 07/30/2034	900	896
6.150% due 05/10/2033	4,000	4,044
Engie Energia Chile SA 6.375% due 04/17/2034	1,200	1,206

		27,660

SOVEREIGN ISSUES 0.2%
Chile Government International Bond
3.100% due 05/07/2041 (m)	300	215
3.100% due 01/22/2061	700	415
4.950% due 01/05/2036	487	462
5.330% due 01/05/2054 (m)	2,697	2,500

		3,592

Total Chile (Cost $33,307)		31,252

COLOMBIA 2.0%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA
5.875% due 05/28/2045 (m)	$3,600	2,483
7.375% due 09/18/2043 (m)	1,500	1,277
7.750% due 02/01/2032	5,400	5,245

		9,005

SOVEREIGN ISSUES 1.4%
Colombia Government International Bond
3.250% due 04/22/2032	900	692
3.875% due 02/15/2061	4,600	2,391
4.125% due 05/15/2051	4,500	2,587
5.000% due 06/15/2045 (m)	3,900	2,640
5.200% due 05/15/2049	3,700	2,495
5.625% due 02/26/2044 (m)	5,100	3,771

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.125% due 01/18/2041 (m)		2,000	1,639
7.375% due 09/18/2037		1,125	1,075
8.000% due 11/14/2035		2,200	2,217
8.375% due 11/07/2054		2,400	2,332
8.750% due 11/14/2053		800	811

			22,650

Total Colombia (Cost $38,536)			31,655

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 7.300% due 11/13/2054		$2,500	2,596

Total Costa Rica (Cost $2,371)			2,596

CZECH REPUBLIC 0.4%
CORPORATE BONDS & NOTES 0.4%
EPH Financing International AS
5.875% due 11/30/2029	EUR	3,300	3,648
6.651% due 11/13/2028		2,100	2,349

Total Czech Republic (Cost $6,210)			5,997

DOMINICAN REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	1,982
13.000% due 12/05/2025		726,000	12,157
13.000% due 01/30/2026		189,200	3,182
Dominican Republic International Bond
4.875% due 09/23/2032		$2,000	1,790
5.300% due 01/21/2041		1,900	1,618
5.500% due 02/22/2029		1,000	971
5.875% due 01/30/2060		6,300	5,344
5.950% due 01/25/2027		5,000	4,980
6.000% due 07/19/2028		11,300	11,221
6.000% due 02/22/2033		2,100	2,022
6.400% due 06/05/2049		200	189
6.500% due 02/15/2048		506	482
6.600% due 06/01/2036		800	796
6.850% due 01/27/2045		300	296
6.875% due 01/29/2026		3,100	3,129
7.050% due 02/03/2031		1,800	1,848
9.750% due 06/05/2026	DOP	89,900	1,479
10.750% due 06/01/2036		96,300	1,701
11.250% due 09/15/2035		27,200	492
13.625% due 02/10/2034		165,700	3,325

Total Dominican Republic (Cost $61,210)			59,004

ECUADOR 1.1%
SOVEREIGN ISSUES 1.1%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$350	193
5.000% due 07/31/2040 þ		6,832	3,525
5.500% due 07/31/2035 þ		15,023	8,571
6.900% due 07/31/2030 þ		8,000	5,600
Ecuador Social Bond SARL 0.000% due 01/30/2035 (e)		761	530

Total Ecuador (Cost $16,798)			18,419

EGYPT 3.0%
SOVEREIGN ISSUES 3.0%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	15,100	15,357
5.250% due 10/06/2025		$1,050	1,041
5.800% due 09/30/2027		4,300	4,034
6.375% due 04/11/2031	EUR	5,300	4,855
7.053% due 01/15/2032		$900	774
7.500% due 02/16/2061		12,000	8,255
7.625% due 05/29/2032		800	705
7.903% due 02/21/2048		4,900	3,607
8.500% due 01/31/2047		4,700	3,657
8.700% due 03/01/2049		5,100	4,021
8.750% due 09/30/2051		2,450	1,938

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Egypt (Cost $45,447)			48,244

EL SALVADOR 0.9%
SOVEREIGN ISSUES 0.9%
El Salvador Government International Bond
7.650% due 06/15/2035		$1,200	1,164
9.250% due 04/17/2030		3,800	4,033
9.500% due 07/15/2052		1,000	1,046
9.650% due 11/21/2054		8,500	8,976

Total El Salvador (Cost $13,947)			15,219

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond
6.625% due 02/06/2031		$350	261
6.950% due 06/16/2025		1,212	1,173

Total Gabon (Cost $1,457)			1,434

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	175

Total Georgia (Cost $182)			175

GERMANY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	EUR	6,000	6,155

Total Germany (Cost $6,160)			6,155

GHANA 0.7%
SOVEREIGN ISSUES 0.7%
Ghana Government International Bond
0.000% due 07/03/2026 (e)		$685	640
0.000% due 01/03/2030 (e)		1,305	1,014
5.000% due 07/03/2029 þ		5,178	4,482
5.000% due 07/03/2035 þ		7,445	5,256

Total Ghana (Cost $11,614)			11,392

GUATEMALA 1.0%
SOVEREIGN ISSUES 1.0%
Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	3,953
4.650% due 10/07/2041		1,000	770
4.875% due 02/13/2028		3,700	3,577
5.375% due 04/24/2032		1,000	946
6.050% due 08/06/2031		3,500	3,428
6.125% due 06/01/2050		750	668
6.550% due 02/06/2037		3,000	2,952

Total Guatemala (Cost $17,144)			16,294

HONDURAS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Honduras 8.625% due 11/27/2034		$1,600	1,592

Total Honduras (Cost $1,600)			1,592

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
AIA Group Ltd. 3.200% due 09/16/2040		$400	299
CFAMC IV Co. Ltd. 5.987% (SOFRINDX + 1.512%) due 02/24/2025 ~		4,300	4,321
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,600	1,556

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 05/18/2026		$1,500	1,443
5.050% due 01/27/2027		800	753

Total Hong Kong (Cost $8,238)			8,372

HUNGARY 1.5%
SOVEREIGN ISSUES 1.5%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,245
1.750% due 06/05/2035		100	82
2.125% due 09/22/2031 (m)		$4,000	3,178
3.125% due 09/21/2051		1,400	823
5.500% due 03/26/2036 (m)		4,500	4,218
5.500% due 03/26/2036		2,300	2,156
6.125% due 05/22/2028 (m)		3,300	3,357
6.750% due 09/25/2052 (m)		1,500	1,527
7.625% due 03/29/2041 (m)		3,600	3,994
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		2,800	2,825

Total Hungary (Cost $23,760)			23,405

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$943	733
ReNew Pvt Ltd. 5.875% due 03/05/2027		600	588
ReNew Wind Energy AP2 4.500% due 07/14/2028		3,300	3,068

Total India (Cost $4,800)			4,389

INDONESIA 2.8%
CORPORATE BONDS & NOTES 2.4%
Freeport Indonesia PT 5.315% due 04/14/2032		$4,800	4,677
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030		7,200	7,181
Pertamina Persero PT
4.175% due 01/21/2050		1,300	986
4.700% due 07/30/2049		2,000	1,653
5.625% due 05/20/2043		1,000	946
6.000% due 05/03/2042		2,730	2,684
6.450% due 05/30/2044		3,500	3,610
6.500% due 11/07/2048		700	733
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		4,500	3,137
4.000% due 06/30/2050 (m)		4,300	2,997
4.375% due 02/05/2050		3,200	2,399
5.250% due 10/24/2042		5,000	4,409
5.250% due 05/15/2047		3,400	2,962
5.450% due 05/21/2028		250	251
6.250% due 01/25/2049		700	690

			39,315

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	2,600	2,204
4.200% due 10/15/2050		$400	324
5.250% due 01/17/2042		900	870
5.650% due 01/11/2053		700	694
6.750% due 01/15/2044		200	227
7.750% due 01/17/2038		1,025	1,240
Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		300	225
5.650% due 11/25/2054		900	883

			6,667

Total Indonesia (Cost $53,056)			45,982

IRELAND 1.2%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029 «		$2,204	1,970

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SOVEREIGN ISSUES 1.1%
Republic of Angola Via Avenir Issuer Ireland DAC
6.000% due 03/22/2027		2,380	2,303
6.927% due 02/19/2027		15,804	15,072

			17,375

Total Ireland (Cost $19,603)			19,345

ISRAEL 1.8%
CORPORATE BONDS & NOTES 0.9%
ICL Group Ltd. 6.375% due 05/31/2038		$2,119	2,087
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,617
4.250% due 08/14/2028		1,900	1,823
Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,582
6.500% due 06/30/2027		4,600	4,462

			14,571

SOVEREIGN ISSUES 0.9%
Israel Government International Bond
2.500% due 01/15/2030		1,000	870
2.750% due 07/03/2030		2,800	2,437
4.500% due 01/30/2043		2,400	2,000
5.500% due 03/12/2034 (m)		7,400	7,256
5.750% due 03/12/2054		2,500	2,290

			14,853

Total Israel (Cost $29,837)			29,424

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$1,500	1,529

Total Italy (Cost $1,489)			1,529

IVORY COAST 1.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Republic of Cote d'lvoire
5.562% (EUR003M + 5.750%) due 06/28/2025 «~	EUR	5,000	5,179
6.179% (TSFR3M + 3.500%) due 03/07/2025 «~		9,000	9,305
8.268% (EUR006M + 5.000%) due 03/19/2027 «~		1,050	1,099

			15,583

SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
4.875% due 01/30/2032		3,666	3,349
5.250% due 03/22/2030		847	830
5.750% due 12/31/2032 þ		$2,054	1,950
5.875% due 10/17/2031	EUR	1,400	1,360
6.625% due 03/22/2048		1,000	837
6.875% due 10/17/2040		2,800	2,518
7.625% due 01/30/2033		$2,300	2,249
8.250% due 01/30/2037		2,100	2,043

			15,136

Total Ivory Coast (Cost $31,943)			30,719

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,717	1,609

Total Jamaica (Cost $1,720)			1,609

JORDAN 0.3%
SOVEREIGN ISSUES 0.3%
Jordan Government International Bond
5.850% due 07/07/2030		$600	550
6.125% due 01/29/2026		2,000	1,968

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

7.375% due 10/10/2047	3,450	3,063

Total Jordan (Cost $5,902)		5,581

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
Development Bank of Kazakhstan JSC 5.500% due 04/15/2027	$5,400	5,438
KazMunayGas National Co. JSC
3.500% due 04/14/2033	1,885	1,565
5.750% due 04/19/2047	5,300	4,584
QazaqGaz NC JSC 4.375% due 09/26/2027	1,000	957
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030	6,500	5,532
4.000% due 08/15/2026	4,400	4,274

		22,350

SOVEREIGN ISSUES 0.0%
Kazakhstan Government International Bond
4.875% due 10/14/2044	200	182
6.500% due 07/21/2045	200	216

		398

Total Kazakhstan (Cost $23,588)		22,748

KENYA 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Kenya 9.849% (PRIME + 5.400%) due 05/12/2028 «~	$2,700	2,683

SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
7.000% due 05/22/2027	1,300	1,282
7.250% due 02/28/2028	1,000	955
8.000% due 05/22/2032	800	727
9.750% due 02/16/2031	3,800	3,764

		6,728

Total Kenya (Cost $9,421)		9,411

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bond 5.125% due 07/30/2034	$4,600	4,485

Total Latvia (Cost $4,556)		4,485

LEBANON 0.1%
SOVEREIGN ISSUES 0.1%
Lebanon Government International Bond
6.100% due 10/04/2049 ^	$100	13
8.250% due 05/17/2034 ^(b)	8,300	1,079
8.250% due 04/12/2049 ^	3,600	469

Total Lebanon (Cost $1,000)		1,561

LUXEMBOURG 2.3%
	SHARES
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(k)	154,744	3,888

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Forsea Holding SA «		61,095	1,535

			5,423

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.0%
Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$1,300	1,265
6.010% due 01/20/2033		4,439	4,487
FORESEA Holding SA 7.500% due 06/15/2030		2,689	2,592
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,000	2,965
6.103% due 08/23/2042		3,100	3,028
6.129% due 02/23/2038		3,400	3,414
6.510% due 02/23/2042		3,400	3,452
Guara Norte SARL 5.198% due 06/15/2034		6,229	5,691
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		4,700	4,684
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(b)		4,500	884

			32,462

Total Luxembourg (Cost $39,150)			37,885

MACEDONIA 0.4%
SOVEREIGN ISSUES 0.4%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	6,400	6,917

Total Macedonia (Cost $6,796)			6,917

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	791
4.800% due 04/21/2060		5,030	4,354

Total Malaysia (Cost $6,097)			5,145

MEXICO 9.3%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		93,349	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.2%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$800	720
7.500% due 06/27/2029 •(i)(j)		4,240	4,106
7.625% due 12/31/2099 ~(j)		500	491
8.375% due 10/14/2030 •(i)(j)		700	705
8.375% due 05/20/2031 •(i)(j)		2,100	2,098
8.750% due 05/20/2035 •(i)(j)		2,000	1,994
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		1,000	981
Gruma SAB de CV 5.761% due 12/09/2054		2,900	2,748
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,100	1,606
Minera Mexico SA de CV 4.500% due 01/26/2050		4,900	3,723
Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,577
6.375% due 01/23/2045		9,500	6,363
6.500% due 06/02/2041		15,100	10,742
6.625% due 06/15/2035		1,225	966
6.700% due 02/16/2032		21,620	18,825

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.950% due 01/28/2060		11,820	8,125
7.690% due 01/23/2050		5,000	3,776
8.750% due 06/02/2029		1,000	1,002
10.000% due 02/07/2033 (m)		9,700	10,080
Trust Fibra Uno 6.390% due 01/15/2050		2,100	1,640

			84,268

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
2.250% due 08/12/2036	EUR	6,000	4,866
2.750% due 11/27/2031 (h)	MXN	148,507	6,003
3.000% due 12/03/2026 (h)		478,895	21,687
3.771% due 05/24/2061		$3,000	1,709
4.000% due 11/30/2028 (h)	MXN	46,630	2,119
4.000% due 08/24/2034 (h)		139,330	5,934
4.000% due 03/15/2115	EUR	1,000	750
5.000% due 05/07/2029		$11,100	10,728
5.000% due 04/27/2051 (m)		1,300	980
5.750% due 10/12/2110		10,600	8,153
6.338% due 05/04/2053		299	267
6.350% due 02/09/2035		800	783
6.400% due 05/07/2054		2,200	1,975

			65,954

Total Mexico (Cost $168,346)			150,222

MONGOLIA 0.0%
SOVEREIGN ISSUES 0.0%
Mongolia Government International Bond 7.875% due 06/05/2029		$500	523

Total Mongolia (Cost $496)			523

MOROCCO 0.5%
CORPORATE BONDS & NOTES 0.5%
OCP SA
3.750% due 06/23/2031		$2,550	2,203
5.125% due 06/23/2051		7,500	5,676

Total Morocco (Cost $9,044)			7,879

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
InterCement Financial Operations BV 5.750% due 07/17/2049 ^		$500	249
NE Property BV 1.875% due 10/09/2026	EUR	200	203
Prosus NV
1.539% due 08/03/2028		500	485
2.031% due 08/03/2032		600	545
3.061% due 07/13/2031		$1,200	1,008
3.257% due 01/19/2027		1,000	957
3.680% due 01/21/2030		900	812
4.027% due 08/03/2050		600	404
Yinson Boronia Production BV 8.947% due 07/31/2042		3,500	3,656

Total Netherlands (Cost $9,246)			8,319

NIGERIA 1.8%
CORPORATE BONDS & NOTES 0.5%
BOI Finance BV 7.500% due 02/16/2027	EUR	7,800	7,883

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 ~		3,900	4,022

SOVEREIGN ISSUES 1.0%
Nigeria Government International Bond
7.143% due 02/23/2030		$3,000	2,721
7.625% due 11/28/2047		1,200	918
7.696% due 02/23/2038		3,500	2,862
7.875% due 02/16/2032		3,700	3,337
8.375% due 03/24/2029		800	778

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

8.747% due 01/21/2031		650	627
9.625% due 06/09/2031		1,800	1,798
10.375% due 12/09/2034		2,400	2,454

			15,495

Total Nigeria (Cost $29,297)			27,400

OMAN 1.3%
SOVEREIGN ISSUES 1.3%
Oman Government International Bond
4.750% due 06/15/2026		$1,200	1,190
5.625% due 01/17/2028		4,430	4,427
6.000% due 08/01/2029		3,900	3,953
6.500% due 03/08/2047		1,800	1,786
6.750% due 10/28/2027		1,300	1,343
6.750% due 01/17/2048		1,200	1,218
7.000% due 01/25/2051		5,900	6,194

Total Oman (Cost $19,227)			20,111

PAKISTAN 1.2%
SOVEREIGN ISSUES 1.2%
Pakistan Government International Bond
6.000% due 04/08/2026		$10,000	9,427
6.875% due 12/05/2027		1,800	1,625
7.375% due 04/08/2031		1,200	1,004
8.250% due 09/30/2025		300	296
8.875% due 04/08/2051		8,700	6,784
Pakistan Water & Power Development Authority 7.500% due 06/04/2031		900	700

Total Pakistan (Cost $19,875)			19,836

PANAMA 1.9%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$2,700	1,961
Banco General SA
5.250% due 05/07/2031 •(i)(j)		3,000	2,706
5.250% due 12/31/2099 ~		600	541
ENA Norte Trust 4.950% due 04/25/2028		647	614

			5,822

SOVEREIGN ISSUES 1.5%
Panama Government International Bond
4.300% due 04/29/2053		2,800	1,647
4.500% due 05/15/2047		200	129
4.500% due 04/16/2050		1,000	620
4.500% due 01/19/2063		3,600	2,120
6.400% due 02/14/2035		4,000	3,641
6.700% due 01/26/2036		4,800	4,465
6.853% due 03/28/2054		1,900	1,626
6.875% due 01/31/2036		2,700	2,541
7.875% due 03/01/2057 (m)		2,500	2,419
8.000% due 03/01/2038		1,500	1,507
8.125% due 04/28/2034		2,860	3,073
9.375% due 04/01/2029		518	572

			24,360

Total Panama (Cost $36,123)			30,182

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	649
3.849% due 06/28/2033		600	520
5.400% due 03/30/2050		700	595
5.600% due 03/13/2048		200	175
5.850% due 08/21/2033		700	689
6.000% due 02/09/2036		1,000	994
7.900% due 02/09/2031	PYG	23,766,000	3,087

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Paraguay (Cost $7,388)			6,709

PERU 2.1%
CORPORATE BONDS & NOTES 1.5%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	12,400	3,417
InRetail Consumer 3.250% due 03/22/2028		$11,600	10,653
Niagara Energy SAC 5.746% due 10/03/2034		2,500	2,426
Petroleos del Peru SA 5.625% due 06/19/2047		12,600	8,086

			24,582

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
5.375% due 02/08/2035		2,030	1,955
5.400% due 08/12/2034	PEN	2,000	487
5.875% due 08/08/2054		$3,000	2,869
6.150% due 08/12/2032	PEN	5,200	1,375
6.900% due 08/12/2037		5,000	1,328
6.950% due 08/12/2031		2,800	786
7.300% due 08/12/2033		1,400	393

			9,193

Total Peru (Cost $34,886)			33,775

PHILIPPINES 0.2%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$4,700	3,275

Total Philippines (Cost $4,868)			3,275

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$3,600	3,582
6.250% due 10/31/2028		3,400	3,539
6.250% due 07/09/2054		3,600	3,537
Poland Government International Bond
4.875% due 10/04/2033		3,200	3,079
5.500% due 04/04/2053 (m)		4,300	3,976

Total Poland (Cost $17,943)			17,713

QATAR 1.6%
CORPORATE BONDS & NOTES 1.2%
QatarEnergy
2.250% due 07/12/2031		$10,000	8,432
3.125% due 07/12/2041		4,250	3,144
3.300% due 07/12/2051		11,700	8,029

			19,605

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.400% due 04/16/2050		1,900	1,613
4.817% due 03/14/2049		3,180	2,879
5.103% due 04/23/2048		2,375	2,257

			6,749

Total Qatar (Cost $30,015)			26,354

ROMANIA 2.0%
SOVEREIGN ISSUES 2.0%
Romania Government International Bond
2.000% due 12/08/2026	EUR	4,500	4,526
2.124% due 07/16/2031		4,450	3,811
2.125% due 03/07/2028		500	487
2.375% due 04/19/2027		350	353
2.875% due 04/13/2042		4,500	3,028
3.375% due 01/28/2050		2,700	1,828
3.500% due 04/03/2034		1,100	962

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.625% due 04/03/2049		1,000	843
5.250% due 05/30/2032		4,200	4,250
5.625% due 05/30/2037		4,200	4,177
6.125% due 01/22/2044		$4,500	4,010
6.375% due 09/18/2033	EUR	3,600	3,889

Total Romania (Cost $37,865)			32,164

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 7.500% due 03/31/2030		$363	241

Total Russia (Cost $67)			241

SAUDI ARABIA 2.7%
CORPORATE BONDS & NOTES 1.2%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	1,970
4.250% due 04/16/2039		2,700	2,316
5.250% due 07/17/2034		6,700	6,617
5.750% due 07/17/2054		3,300	3,092
5.875% due 07/17/2064		5,700	5,325

			19,320

SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
3.450% due 02/02/2061		6,800	4,141
3.750% due 01/21/2055		3,400	2,262
4.500% due 10/26/2046		10,100	8,160
4.625% due 10/04/2047		1,400	1,146
5.000% due 01/16/2034 (m)		7,600	7,391
5.000% due 01/18/2053		200	169

			23,269

Total Saudi Arabia (Cost $49,892)			42,589

SENEGAL 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Senegal 8.446% (EUR012M + 4.000%) due 12/22/2028 «~	EUR	5,000	4,945

SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028		2,300	2,192
5.375% due 06/08/2037		8,000	5,880
6.750% due 03/13/2048		$1,300	884

			8,956

Total Senegal (Cost $16,760)			13,901

SERBIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade 7.000% due 10/28/2029		$900	903

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Mercury Projects Finance PLC 7.688% (EUR003M + 2.970%) due 08/11/2030 «~	EUR	5,000	5,366

SOVEREIGN ISSUES 1.1%
Serbia Government International Bond
1.000% due 09/23/2028		500	466
1.500% due 06/26/2029		3,800	3,550
1.650% due 03/03/2033		2,400	1,998
3.125% due 05/15/2027		5,420	5,530
6.000% due 06/12/2034		$1,900	1,871
6.250% due 05/26/2028		300	305

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 09/26/2033 (m)		3,600	3,703

			17,423

Total Serbia (Cost $24,269)			23,692

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$1,600	1,655

Total Singapore (Cost $1,571)			1,655

SOUTH AFRICA 2.1%
CORPORATE BONDS & NOTES 1.1%
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,756
6.350% due 08/10/2028		5,200	5,174
8.450% due 08/10/2028		2,800	2,942
Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,109
8.750% due 05/03/2029		3,700	3,759

			17,740

SOVEREIGN ISSUES 1.0%
South Africa Government International Bond
7.100% due 11/19/2036		2,700	2,634
7.950% due 11/19/2054		2,800	2,689
8.500% due 01/31/2037	ZAR	29,300	1,318
8.875% due 02/28/2035		206,800	9,980

			16,621

Total South Africa (Cost $34,971)			34,361

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.8%
LG Chem Ltd. 1.375% due 07/07/2026		$8,600	8,143
SK Hynix, Inc. 6.500% due 01/17/2033		5,000	5,288

			13,431

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029		3,100	3,079

Total South Korea (Cost $16,978)			16,510

SRI LANKA 0.9%
SOVEREIGN ISSUES 0.9%
Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$2,186	1,815
3.350% due 03/15/2033 þ		4,288	3,264
3.600% due 06/15/2035 þ		2,895	2,099
3.600% due 05/15/2036 þ		2,009	1,532
3.600% due 02/15/2038 þ		4,021	3,081
4.000% due 04/15/2028		2,748	2,580

Total Sri Lanka (Cost $13,465)			14,371

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Africa Finance Corp. 2.870% due 08/13/2031		$200	168
African Export-Import Bank 2.634% due 05/17/2026		6,500	6,227

Total Supranational (Cost $6,665)			6,395

TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 8.320% (EUR006M + 5.000%) due 04/26/2028 ~	EUR	3,309	3,428

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Tanzania (Cost $3,880)			3,428

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.466% due 09/23/2036 •(j)		$2,700	2,310
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	378

Total Thailand (Cost $3,106)			2,688

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.1%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036		$2,000	1,835

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		2,700	2,639

Total Trinidad and Tobago (Cost $4,517)			4,474

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	1,064
5.750% due 01/30/2025		$6,300	6,273

Total Tunisia (Cost $8,132)			7,337

TURKEY 5.7%
CORPORATE BONDS & NOTES 0.1%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$971	943

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Republic of Turkey 9.127% (TSFR3M + 3.500%) due 04/27/2031 «~	EUR	5,700	6,435
SOCAR Turkey Enerji AS 6.887% (EUR006M + 5.000%) due 08/11/2026 ~		7,600	7,863
Turkiye Vakiflar Bankasi TAO 6.481% (EUR003M + 5.750%) due 12/15/2028 «~		1,800	1,904

			16,202

SOVEREIGN ISSUES 4.6%
Hazine Mustesarligi Varlik Kiralama AS 8.509% due 01/14/2029		$5,400	5,770
Turkey Government International Bond
4.875% due 04/16/2043		12,700	8,851
5.750% due 05/11/2047		30,100	22,459
6.000% due 01/14/2041		780	643
6.125% due 10/24/2028		3,300	3,292
6.500% due 01/03/2035		6,600	6,182
7.125% due 07/17/2032		1,800	1,788
7.625% due 05/15/2034		1,100	1,119
27.700% due 09/27/2034	TRY	275,900	7,839
48.935% (BISTREFI) due 06/16/2027 ~		137,100	3,920
50.485% (BISTREFI) due 05/20/2026 ~		13,300	380
50.485% (BISTREFI) due 08/19/2026 ~		30,100	864
50.485% (BISTREFI) due 05/17/2028 ~		294,300	8,212
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		$2,600	2,653

			73,972

Total Turkey (Cost $93,667)			91,117

UKRAINE 0.9%
SOVEREIGN ISSUES 0.9%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$1,076	587
0.000% due 02/01/2034 þ(g)		4,022	1,674
0.000% due 02/01/2035 þ(g)		1,192	708
0.000% due 08/01/2041 ~		6,350	4,905
1.750% due 02/01/2034 þ		4,632	2,617

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

1.750% due 02/01/2035 þ		4,331	2,398
1.750% due 02/01/2036 þ		4,286	2,331

Total Ukraine (Cost $10,990)			15,220

UNITED ARAB EMIRATES 2.4%
CORPORATE BONDS & NOTES 1.6%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$3,300	3,037
5.375% due 05/08/2029		3,400	3,443
5.500% due 05/08/2034		3,400	3,459
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		6,000	5,423
DP World Ltd.
4.700% due 09/30/2049		500	417
5.625% due 09/25/2048		1,050	995
6.850% due 07/02/2037		1,650	1,799
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,381
5.875% due 05/01/2034		5,000	5,216
Ruwais Power Co. PJSC 6.000% due 08/31/2036		420	426

			25,596

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
NMC Healthcare LLC 10.855% (EUR003M + 2.970%) due 03/25/2027 ~	AED	11,216	3,063

SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$6,800	6,685
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		400	291
Finance Department Government of Sharjah 4.375% due 03/10/2051		2,750	1,895

			8,871

Total United Arab Emirates (Cost $39,199)			37,530

UNITED KINGDOM 2.4%
CORPORATE BONDS & NOTES 1.8%
Antofagasta PLC 6.250% due 05/02/2034		$2,400	2,439
Fresnillo PLC 4.250% due 10/02/2050		4,200	2,996
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	695	563
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$20,070	13,597
Standard Chartered Bank
0.000% due 05/06/2025 «(e)	PKR	441,600	1,400
0.000% due 06/02/2025 «(e)		488,200	1,539
0.000% due 11/03/2025 «(e)		463,600	1,390
0.000% due 12/01/2025 «(e)		516,000	1,542
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026		$3,300	2,788
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		200	193

			28,447

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canada Square Funding PLC
5.654% due 01/17/2059 •	GBP	2,206	2,769
5.677% (SONIA3M IR + 0.950%) due 06/17/2058 ~		802	1,007
Formentera Issuer PLC 5.574% due 07/28/2047 •		119	148
Polaris PLC 6.005% due 05/23/2059 ~		1,558	1,958
Rochester Financing PLC 5.427% due 12/18/2044 •		1,940	2,427

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Tower Bridge Funding PLC 5.447% due 12/20/2063 •	891	1,116

		9,425

Total United Kingdom (Cost $37,578)		37,872

UNITED STATES 8.7%
ASSET-BACKED SECURITIES 0.9%
Aames Mortgage Investment Trust 4.933% due 04/25/2036 •	$668	613
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.503% due 11/25/2034 •	101	100
Argent Securities Trust 4.753% due 07/25/2036 •	558	488
Countrywide Asset-Backed Certificates Trust
4.933% due 02/25/2037 •	1,399	1,329
5.578% due 11/25/2035 •	1,785	1,758
Credit-Based Asset Servicing & Securitization Trust 3.176% due 01/25/2037 þ	6,673	1,868
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	148	44
6.672% due 06/25/2036 þ	215	57
GSAA Home Equity Trust 6.502% due 11/25/2036 þ	977	374
Home Equity Asset Trust 5.803% due 02/25/2033 •	55	53
MASTR Asset-Backed Securities Trust 5.153% due 09/25/2034 •	122	105
Morgan Stanley ABS Capital, Inc. Trust
5.218% due 01/25/2035 •	23	23
5.248% due 03/25/2034 •	1,904	1,955
Morgan Stanley Mortgage Loan Trust
5.173% due 04/25/2037 •	230	62
6.000% due 02/25/2037 ~	51	28
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.753% due 07/25/2036 •	325	299
Option One Mortgage Loan Trust
4.673% due 04/25/2037 •	515	341
4.673% due 05/25/2037 •	209	124
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.233% due 09/25/2035 •	1,600	1,426
Saxon Asset Securities Trust 4.763% due 09/25/2037 •	220	209
Soundview Home Loan Trust
4.978% due 03/25/2036 •	147	147
5.353% due 10/25/2037 •	647	514
UNIGEL 13.500% due 03/01/2030 «	2,213	2,213

		14,130

CORPORATE BONDS & NOTES 0.6%
Credit Suisse AG AT1 Claim	2,000	250
Rio Oil Finance Trust
8.200% due 04/06/2028	3,311	3,404
9.750% due 01/06/2027	2,068	2,147
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	4,776	3,394

		9,195

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Castlelake LP 2.950% due 05/13/2031 «~	4,780	4,404
Ziraat Bank 7.459% (TSFR3M + 6.000%) due 06/15/2034 «~	5,100	5,081

		9,485

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust 5.178% due 11/25/2035 ~	58	40
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,658	1,650
Banc of America Funding Trust 6.388% due 04/25/2037 þ	84	70
BANK 4.407% due 11/15/2061 ~	3,200	3,125
BCAP LLC Trust 4.254% due 05/26/2037 ~	1,811	1,586
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	26	24
5.149% due 01/25/2035 ~	4	4

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,439
4.261% due 10/10/2051	4,100	3,959
CIM Trust 5.500% due 08/25/2064 ~	5,690	5,671
Citigroup Mortgage Loan Trust
5.635% due 07/25/2046 ~	33	31
6.830% due 09/25/2035 •	10	10
CitiMortgage Alternative Loan Trust 5.103% due 10/25/2036 •	431	328
Countrywide Alternative Loan Trust
4.803% due 05/25/2036 •	460	180
5.093% due 11/25/2035 •	73	63
5.750% due 03/25/2037 •	81	42
6.250% due 11/25/2036	53	39
Countrywide Home Loan Mortgage Pass-Through Trust
4.400% due 03/25/2037 ~	30	25
4.409% due 02/25/2047 ~	36	31
4.937% due 09/25/2047 ~	18	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~	3,423	2,821
1.756% due 10/25/2066 ~	1,935	1,670
2.000% due 01/25/2060 ~	1,696	1,481
3.408% due 11/30/2037 ~	569	513
6.421% due 10/25/2037 ~	489	284
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	85	71
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	49	42
6.386% due 10/25/2036 þ	49	42
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	5,669	5,683
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •	113	91
HarborView Mortgage Loan Trust 6.027% due 08/19/2036 ~	2	2
Impac CMB Trust 5.093% due 03/25/2035 •	62	59
IndyMac INDA Mortgage Loan Trust
3.511% due 11/25/2037 ~	493	404
3.809% due 08/25/2036 ~	97	75
IndyMac INDX Mortgage Loan Trust
3.525% due 06/25/2036 ~	75	64
3.842% due 10/25/2035 ~	67	54
4.753% due 06/25/2037 •	101	35
4.813% due 02/25/2037 •	380	370
JP Morgan Mortgage Trust
5.406% due 08/25/2035 ~	20	20
5.623% due 11/25/2035 ~	25	20
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	60	59
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	748	712
Lehman XS Trust
4.833% due 09/25/2046 •	1,380	1,202
4.953% due 08/25/2037 •	2,196	2,101
Luminent Mortgage Trust 4.813% due 12/25/2036 •	15	14
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •	131	13
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	698	547
6.500% due 07/25/2037	235	189
Sequoia Mortgage Trust 4.923% due 01/20/2047 ~	21	15
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	8,159	8,136
Structured Adjustable Rate Mortgage Loan Trust
4.581% due 11/25/2035 ~	17	15
4.675% due 09/25/2036 ~	112	77
6.353% due 10/25/2037 •	59	54
SunTrust Adjustable Rate Mortgage Loan Trust 5.031% due 10/25/2037 ~	251	219
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	568	14
Turkeys First National Bank 7.962% due 11/15/2034 «(k)	2,500	2,531
WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~	74	58
3.700% due 01/25/2037 ~	60	51
3.752% due 04/25/2037 ~	41	37
4.297% due 12/25/2036 ~	118	105
4.563% due 03/25/2036 ~	695	641
4.823% due 05/25/2034 •	56	51

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 7.610% due 10/25/2036 ~		150	142

			49,118

U.S. GOVERNMENT AGENCIES 1.6%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		6,200	5,669
4.500% due 03/01/2055		6,200	5,828
5.000% due 01/01/2055		6,500	6,274
5.500% due 02/01/2055		7,650	7,544

			25,315

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds
1.750% due 08/15/2041 (o)		11,700	7,581
3.250% due 05/15/2042 (m)		18,000	14,648
4.375% due 08/15/2043 (q)		500	471
U.S. Treasury Notes
4.000% due 02/28/2030 (o)(q)		8,300	8,148

			30,848

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		3	0

Total United States (Cost $148,503)			138,091

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
5.100% due 06/18/2050		$200	184
5.250% due 09/10/2060		5,000	4,572

Total Uruguay (Cost $5,217)			4,756

UZBEKISTAN 0.8%
CORPORATE BONDS & NOTES 0.2%
Ipoteka-Bank ATIB 5.500% due 11/19/2025		$200	197
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,500	1,533
21.000% due 07/24/2027	UZS	27,460,000	2,125

			3,855

SOVEREIGN ISSUES 0.6%
Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	4,900	5,107
5.375% due 02/20/2029		$1,900	1,792
Uzbekneftegaz JSC 4.750% due 11/16/2028		2,900	2,555

			9,454

Total Uzbekistan (Cost $13,439)			13,309

VENEZUELA 0.9%
CORPORATE BONDS & NOTES 0.6%
Petroleos de Venezuela SA
5.375% due 04/12/2027		$51,899	5,657
5.500% due 04/12/2037		8,863	916
6.000% due 05/16/2034		2,800	294
8.500% due 10/27/2049		3,600	3,175

			10,042

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
6.000% due 06/30/2049 ^		120	14
7.000% due 03/31/2038 ^(b)		19,240	2,586

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

7.650% due 04/21/2025 ^(b)		11,100	1,554
9.000% due 05/07/2049 ^		2,921	418

			4,572

Total Venezuela (Cost $52,494)			14,614

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028 þ		$1,091	1,041

Total Vietnam (Cost $1,054)			1,041

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (l) 4.7%			76,079

NIGERIA TREASURY BILLS 0.7%
30.058% due 02/20/2025 - 10/07/2025 (d)(e)	NGN	18,627,006	10,867

U.S. TREASURY BILLS 0.0%
4.456% due 03/06/2025 (e)(f)(q)		$516	512

Total Short-Term Instruments (Cost $87,105)			87,458

Total Investments in Securities (Cost $1,828,678)			1,706,013

		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III		6,907,625	67,260

Total Short-Term Instruments (Cost $67,243)			67,260

Total Investments in Affiliates (Cost $67,243)			67,260

Total Investments 110.4% (Cost $1,895,921)			$1,773,273
Financial Derivative Instruments (n)(p) 0.6%(Cost or Premiums, net $(2,250))			10,434
Other Assets and Liabilities, net (11.0)%			(177,354)

Net Assets 100.0%			$1,606,353

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Payment in-kind security.
(b)						Security is not accruing income as of the date of this report.
(c)						Security did not produce income within the last twelve months.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Coupon represents a yield to maturity.
(g)						Security becomes interest bearing at a future date.
(h)						Principal amount of security is adjusted for inflation.
(i)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)						Contingent convertible security.
(k)						RESTRICTED SECURITIES:
Issuer Description							Acquisition Date	Cost		Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071							06/10/2022	$0		$0	0.00%
Drillco Holding Lux SA							06/08/2023	3,095		3,888	0.24
Turkeys First National Bank 7.962% due 11/15/2034							09/18/2024	2,500		2,531	0.16

								$5,595		$6,419	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.000%	12/18/2024	TBD(2)	EUR	9,237	Romanian Government International Bond 1.380% due 12/02/2029			$(9,471)	$9,568	$9,576
BRC	3.900	12/20/2024	TBD(2)		$2,652	Egypt Government International Bond 7.500% due 01/31/2027			(2,650)	2,652	2,656
	4.450	12/27/2024	01/03/2025		52,959	U.S. Treasury Bonds 2.250% - 3.375% due 05/15/2041 - 11/15/2048			(10,779)	52,959	52,998
						U.S. Treasury Notes 2.625% - 4.125% due 12/31/2027 - 11/15/2032			(42,030)
DEU	4.500	12/27/2024	01/03/2025		291	U.S. Treasury Notes 4.000% due 02/15/2034			(292)	291	291
MYI	3.850	12/20/2024	TBD(2)		10,609	Egypt Government International Bond 7.500% due 01/31/2027			(10,601)	10,609	10,624

Total Repurchase Agreements									$(75,823)	$76,079	$76,145

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BPS					3.080%	12/18/2024	TBD(4)	EUR	(7,406)		$(7,681)
					4.480	12/20/2024	TBD(4)		$(7,144)		(7,156)
					4.500	12/20/2024	TBD(4)		(3,211)		(3,216)
BRC					2.850	12/18/2024	TBD(4)	EUR	(1,153)		(1,196)
					3.000	12/18/2024	TBD(4)		(1,744)		(1,808)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.000	12/20/2024	TBD(4)	$(10,436)	(10,451)
4.150	12/20/2024	TBD(4)	(989)	(990)
4.150	12/23/2024	TBD(4)	(1,388)	(1,390)
JML	4.550	12/20/2024	01/10/2025	(7,704)	(7,717)
4.600	12/20/2024	01/31/2025	(946)	(948)
MEI	4.250	12/18/2024	01/10/2025	(957)	(958)
MYI	2.650	12/18/2024	TBD(4)	EUR	(621)	(643)
2.950	12/18/2024	TBD(4)	(4,399)	(4,563)
3.250	12/20/2024	TBD(4)	$(600)	(601)
3.650	12/20/2024	TBD(4)	(2,747)	(2,751)
4.200	12/20/2024	TBD(4)	(315)	(316)
4.400	12/20/2024	TBD(4)	(3,902)	(3,909)
4.450	12/20/2024	TBD(4)	(817)	(818)
4.520	12/20/2024	TBD(4)	(8,678)	(8,692)
NOM	4.200	12/20/2024	TBD(4)	(6,703)	(6,713)
4.320	12/20/2024	TBD(4)	(4,462)	(4,469)
4.550	12/20/2024	TBD(4)	(8,329)	(8,343)
SCX	3.100	12/18/2024	TBD(4)	EUR	(18,102)	(18,775)
4.250	12/20/2024	TBD(4)	$(1,401)	(1,403)
4.500	12/20/2024	TBD(4)	(3,881)	(3,887)

Total Reverse Repurchase Agreements	$(109,394)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Egypt (0.8)%
Sovereign Issues (0.8)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,042)	$(13,251)

Romania (0.6)%
Sovereign Issues (0.6)%
Romania Government International Bond	1.375%	12/02/2029	EUR	10,700	(12,544)	(9,508)

United States (3.3)%
U.S. Treasury Obligations (3.3)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,187)	(4,278)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,474)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,546)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,032)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(292)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(16,776)

Total United States	(53,566)	(53,398)

Total Short Sales (4.7)%	$(79,152)	$(76,157)

(m)	Securities with an aggregate market value of $112,762 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(119,507) at a weighted average interest rate of 4.791%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $987 of accrued interest.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	15	$1,831	$(13)	$3	$0
U.S. Treasury 2-Year Note March Futures	03/2025	189	38,860	(22)	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	2,684	285,322	(1,372)	0	(252)
U.S. Treasury 10-Year Note March Futures	03/2025	2,890	314,288	(3,137)	0	(632)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	296	35,196	(1,182)	0	(129)

$(5,726)	$3	$(1,016)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Ultra Treasury 10-Year Note March Futures	03/2025	56	$(6,234)	$93	$14	$0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Futures Contracts								$(5,633)		$17	$(1,016)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027		$7,000	$400	$(355)	$45	$0	$(1)
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028		27,400	1,279	(1,001)	278	0	(3)
CDX.IG-41 5-Year Index	(1.000)	Quarterly		12/20/2028		2,600	(31)	(28)	(59)	0	(1)
CDX.IG-42 5-Year Index	(1.000)	Quarterly		06/20/2029		9,100	(207)	(1)	(208)	0	(2)
CDX.IG-43 5-Year Index	(1.000)	Quarterly		12/20/2029		33,300	(756)	1	(755)	0	(8)

							$685	$(1,384)	$(699)	$0	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-42 5-Year Index	1.000%	Quarterly		12/20/2029		$400	$(9)	$(3)	$(12)	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	38,500	$766	$(1,013)	$(247)	$106	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		$22,300	(1,340)	(163)	(1,503)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(219)	(208)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	05/31/2029		86,100	0	432	432	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,500	70	114	184	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		8,440	(15)	(97)	(112)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		63,695	199	660	859	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		71,000	1,990	72	2,062	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		21,200	(1,089)	466	(623)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(563)	(517)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(8)	(59)	(67)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	(64)	(74)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	30	18	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	40	23	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	56	35	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	26	17	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	19	11	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	27	20	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	21	16	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	14	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	44	39	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	60	(234)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	825	(143)	33	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	1,258	1,335	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	236	168	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	128	123	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(13)	76	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	227	203	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	81	133	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	125	244	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(5)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		12,140	755	275	1,030	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,350	(160)	644	484	7	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	127	127	0	0
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	11,000	328	115	443	16	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		7,200	71	29	100	19	0
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,475	(52)	4	(48)	0	(10)
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		19,775	(352)	(119)	(471)	0	(95)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029	ILS	27,200	0	60	60	11	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		16,300	0	42	42	7	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		18,300	0	59	59	8	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		18,700	0	55	55	8	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		11,700	0	22	22	5	0
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		17,400	0	52	52	7	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		6,300	1	18	19	3	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		4,100	0	9	9	2	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		1,400	0	6	6	1	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		15,700	0	56	56	7	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		2,200	0	10	10	1	0
Receive	3-Month ILS-TELBOR	4.080	Annual	12/04/2029		44,800	(10)	51	41	0	(19)
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		12,300	0	13	13	0	(5)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		17,300	0	46	46	0	(7)
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		8,700	0	21	21	0	(4)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(34)	(34)	0	(4)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(195)	(195)	3	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	128	375	0	(3)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	(172)	(180)	0	(3)
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		264,000	0	(305)	(305)	0	(2)
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	(11)	(76)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(10)	198	188	7	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	198	189	6	0
Pay	28-Day MXN-TIIE	9.235	Lunar	12/17/2025	MXN	372,800	(1)	(91)	(92)	0	(3)
Receive	28-Day MXN-TIIE	9.769	Lunar	12/24/2025		21,400	0	0	0	0	0
Receive(5)	28-Day MXN-TIIE	9.769	Lunar	09/27/2028		21,400	0	(12)	(12)	0	0
Pay(5)	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	4	(32)	1	0

							$205	$4,068	$4,273	$484	$(236)

Total Swap Agreements							$881	$2,681	$3,562	$484	$(251)

(o)

Securities with an aggregate market value of $8,337 and cash of $20,262 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	NZD	5,501		$3,241	$163	$0
	01/2025		$302	SGD	405	0	(5)
BOA	01/2025	EGP	41,667		$817	4	0
	01/2025	JPY	14,679		96	3	0
	01/2025	SEK	5,255		481	6	0
	01/2025		$61	IDR	960,305	0	(2)
	01/2025		412	SGD	555	0	(5)
	01/2025		4,670	ZAR	84,502	0	(198)
	02/2025	HKD	3,063		$394	0	0
	02/2025	NGN	600,628		423	44	0
	03/2025	MXN	6,531		318	9	0
	05/2025		$153	EGP	8,212	0	0
BPS	01/2025	AUD	6,413		$4,066	96	0
	01/2025	CAD	9,347		6,633	127	0
	01/2025	CHF	3,053		3,416	49	0
	01/2025	CNH	168		23	0	0
	01/2025	COP	4,944,904		1,137	17	0
	01/2025	CZK	37,504		1,575	33	0
	01/2025	IDR	4,747,220		293	2	(2)
	01/2025	INR	334,051		3,924	30	0
	01/2025	KRW	13,077,081		9,099	242	(1)
	01/2025	PLN	1,428		350	5	0
	01/2025	TWD	355,041		10,942	149	0
	01/2025		$11	CNH	78	0	0
	01/2025		6,328	IDR	101,544,550	0	(59)
	01/2025		10,087	INR	858,160	0	(83)
	01/2025		113	KRW	157,146	0	(6)
	01/2025		7,848	PLN	31,945	0	(119)
	01/2025		348	SGD	468	0	(5)
	01/2025		2,241	TWD	72,749	0	(29)
	01/2025	ZAR	200,229		$11,303	707	0
	02/2025	CNH	70,546		9,700	79	0
	02/2025	TRY	407,550		10,901	0	(76)
	03/2025	ILS	3,165		881	9	0
	03/2025	MXN	182,377		8,888	250	0
	03/2025		$210	IDR	3,443,449	1	0
	03/2025		189	INR	16,292	0	0
	03/2025		99	KRW	146,354	1	0
	04/2025	TWD	4,194		$130	2	0
	05/2025	CNH	118		16	0	0
	10/2025	BRL	136,800		22,320	1,562	0
	05/2029	KWD	2,427		8,344	196	0
	07/2029		579		1,991	48	0
BRC	01/2025	EUR	1,239		1,312	28	0
	01/2025	GBP	10,083		12,693	72	0
	01/2025	IDR	15,429,616		967	15	0
	01/2025	JPY	127,000		847	39	0
	01/2025	KRW	1,165,951		812	22	0
	01/2025	MYR	10,928		2,470	30	0
	01/2025	SGD	1,370		1,015	11	0
	01/2025	TRY	7,892		207	0	(15)
	01/2025		$2,274	CLP	2,251,146	0	(11)
	01/2025		5,811	GBP	4,578	0	(80)
	01/2025		87	IDR	1,364,757	0	(3)
	01/2025		2,436	MYR	10,834	0	(17)
	01/2025		325	THB	11,072	0	0
	01/2025		12,786	TRY	480,387	568	0
	02/2025	TRY	3,431		$92	0	(1)
	02/2025		$21,996	TRY	832,416	433	0
	03/2025	ILS	4,126		$1,159	22	0
	03/2025	TRY	5,846		154	0	(2)
	03/2025		$6,415	TRY	244,828	88	0
	04/2025	PEN	7,292		$1,952	16	0
	12/2025	TRY	42,319		880	0	(8)
BSH	03/2025	CLP	363,285		373	8	0
CBK	01/2025	BRL	11,761		1,935	31	0
	01/2025	CNH	4		1	0	0
	01/2025	DOP	40,962		675	7	0
	01/2025	EUR	3,497		3,677	53	0
	01/2025	IDR	4,181,170		259	0	0
	01/2025	INR	158,095		1,854	10	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	KRW	114,890		78	0	0
	01/2025	TWD	16,952		532	17	0
	01/2025		$1,899	BRL	11,761	4	0
	01/2025		432	CZK	10,315	0	(8)
	01/2025		253	IDR	3,991,206	0	(5)
	01/2025		2,007	INR	169,815	0	(27)
	01/2025		403	KRW	556,965	0	(26)
	01/2025		812	PHP	47,803	9	0
	02/2025	BRL	6,851		$1,185	83	0
	02/2025	DOP	96,765		1,590	13	0
	02/2025	NGN	659,557		451	34	0
	02/2025	PHP	32,735		563	3	0
	03/2025	TRY	95,266		2,484	0	(32)
	03/2025		$259	IDR	4,193,468	0	(1)
	03/2025		1,854	INR	158,804	0	(13)
	03/2025		78	KRW	114,607	0	(1)
	04/2025	EGP	15,786		$303	3	0
	04/2025	PEN	6,773		1,819	21	0
DUB	01/2025	BRL	238,734		38,553	0	(90)
	01/2025	PLN	573		140	1	0
	01/2025		$42,569	BRL	238,734	0	(3,926)
	01/2025		367	KRW	510,998	0	(21)
	02/2025	MXN	495,522		$24,493	894	0
	02/2025	PEN	15,664		4,183	20	0
	02/2025	THB	14,547		433	5	0
	02/2025		$797	EGP	41,558	6	0
	02/2025		2,167	KZT	1,100,343	0	(94)
	03/2025	PEN	4,301		$1,131	0	(12)
	03/2025		$2,350	EGP	134,538	219	0
	03/2025		180	TRY	8,551	46	0
	10/2025	EGP	17,856		$318	8	0
	11/2025	PKR	169,386		572	0	(16)
FAR	01/2025	BRL	227,720		37,010	149	0
	01/2025	TWD	252		8	0	0
	01/2025		$458	AUD	706	0	(21)
	01/2025		36,775	BRL	227,721	86	0
	02/2025		37,010		228,921	0	(175)
GLM	01/2025	DOP	86,244		$1,417	10	0
	01/2025	IDR	954,454		60	1	0
	01/2025	PLN	638		157	2	0
	01/2025	TRY	14,299		380	0	(20)
	01/2025	TWD	3,973		124	3	0
	01/2025		$169	KRW	232,947	0	(12)
	02/2025	BRL	26,504		$4,594	329	0
	02/2025	DOP	575,889		9,455	72	0
	02/2025	MXN	224,620		11,032	332	0
	02/2025	TRY	215,664		5,257	0	(569)
	02/2025		$874	KZT	441,908	0	(42)
	03/2025	BRL	11,463		$1,946	112	0
	03/2025	CLP	1,141,342		1,167	21	0
	03/2025	DOP	643,580		10,501	43	0
	03/2025		$613	EGP	32,238	1	0
	04/2025	BRL	247,700		$44,543	5,039	0
JPM	01/2025	CNH	171		24	0	0
	01/2025	HUF	342,471		878	17	0
	01/2025	IDR	342,844		21	0	0
	01/2025	JPY	12,092		81	4	0
	01/2025	PLN	1,060		261	4	0
	01/2025	TRY	8,055		226	0	(1)
	01/2025	TWD	3,561		110	2	0
	01/2025		$1,989	EGP	101,631	0	(5)
	01/2025		209	IDR	3,346,454	0	(2)
	01/2025		321	INR	27,154	0	(4)
	01/2025		10	SGD	13	0	0
	01/2025		226	TRY	8,131	2	0
	02/2025	PHP	23,839		$408	0	(1)
	02/2025		$385	EGP	20,348	10	0
	02/2025		985	TRY	36,784	9	0
	03/2025		1,172	EGP	66,980	107	0
	03/2025		21	IDR	343,915	0	0
	03/2025		156	TRY	7,555	44	0
	04/2025	BRL	1,800		$320	33	0
	05/2025		$1,287	TRY	57,229	138	0
	11/2025	PKR	331,224		$1,119	0	(30)
MBC	01/2025	AED	10,789		2,938	0	0
	01/2025	CHF	2,826		3,220	104	0
	01/2025	CNH	43		6	0	0
	01/2025	EUR	136,941		144,287	2,369	0
	01/2025	INR	6,820		80	0	0
	01/2025	NOK	16,350		1,459	23	0
	01/2025	PLN	1,306		320	4	0
	01/2025		$6	CNH	41	0	0
	01/2025		232	EGP	11,773	0	(3)
	01/2025		220	INR	18,609	0	(3)
	01/2025		518	KRW	719,870	0	(31)
	01/2025		31	NOK	347	0	(1)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	203	TWD	6,592	0	(2)
02/2025	HKD	2,671	$344	0	0
02/2025	THB	4,151	123	1	0
02/2025	$2,508	EGP	130,315	6	0
02/2025	734	NGN	1,189,080	16	0
03/2025	ILS	1,315	$370	7	0
03/2025	$80	INR	6,856	0	0
04/2025	TWD	6,555	$203	2	0
05/2025	CNH	81	11	0	0
MYI	01/2025	$488	HUF	190,541	0	(8)
01/2025	210	IDR	3,317,616	0	(4)
01/2025	1,045	JPY	160,200	0	(26)
01/2025	325	PEN	1,213	0	(2)
10/2026	2,089	AZN	3,737	0	0
10/2027	4,178	7,687	0	0
RBC	03/2025	132	MXN	2,701	0	(4)
RYL	01/2025	NOK	9,295	$841	24	0
SCX	01/2025	CNH	85	12	0	0
01/2025	EGP	6,932	136	0	0
01/2025	EUR	2,878	3,025	42	0
01/2025	IDR	1,701,164	108	3	0
01/2025	KRW	29,210	20	0	0
01/2025	TWD	2,093	65	2	0
01/2025	$554	EGP	28,302	2	(1)
01/2025	650	IDR	10,427,300	0	(6)
01/2025	644	INR	54,427	0	(9)
01/2025	4,153	NZD	7,213	0	(118)
01/2025	120	SGD	162	0	(2)
01/2025	107	TWD	3,489	0	(1)
02/2025	NGN	875,131	$607	55	0
02/2025	$585	NGN	946,238	12	0
03/2025	20	KRW	29,136	0	0
04/2025	TWD	3,472	$107	1	0
05/2025	CNH	85	12	0	0
05/2025	PKR	321,846	1,129	0	(16)
SOG	01/2025	EGP	15,231	301	3	0
01/2025	PLN	2,256	555	10	0
01/2025	$579	EGP	29,344	0	(5)
03/2025	4,733	249,796	35	(1)
05/2025	329	17,896	5	0
TOR	01/2025	JPY	23,183	$154	7	0
UAG	01/2025	PLN	724	178	3	0
01/2025	$2,083	NOK	23,152	0	(49)
01/2025	156	PLN	633	0	(2)
02/2025	TRY	63,985	$1,594	0	(159)
02/2025	$5,257	TRY	215,533	565	0
05/2025	626	25,494	14	0
08/2025	538	23,735	10	0
11/2025	600	28,283	5	0
12/2025	880	42,319	8	0

Total Forward Foreign Currency Contracts	$16,581	$(6,334)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TRY	TRY	38.200	02/17/2025	23,331	$(350)	$(985)
Put - OTC USD versus TRY	38.670	02/21/2025	9,393	(135)	(464)
UAG	Call - OTC USD versus TRY	44.155	01/31/2025	9,168	(230)	(9)
Put - OTC USD versus TRY	37.700	05/07/2025	3,477	(83)	(28)
Call - OTC USD versus TRY	45.900	05/07/2025	3,477	(55)	(47)
Put - OTC USD versus TRY	39.750	08/11/2025	3,360	(105)	(46)
Call - OTC USD versus TRY	51.750	08/11/2025	3,360	(74)	(75)
Put - OTC USD versus TRY	41.600	11/12/2025	3,530	(134)	(63)
Call - OTC USD versus TRY	56.900	11/12/2025	3,530	(98)	(113)
Put - OTC USD versus TRY	42.750	12/09/2025	4,839	(174)	(114)
Call - OTC USD versus TRY	57.750	12/09/2025	4,839	(121)	(173)

Total Written Options	$(1,559)	$(2,117)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.520%	$1,700	$(35)	$5	$0	$(30)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.617	2,200	72	(96)	0	(24)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2028	0.551	23,000	(349)	(37)	0	(386)
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	950	(19)	2	0	(17)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.617	900	29	(39)	0	(10)
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.617	900	24	(34)	0	(10)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	20,300	(224)	171	0	(53)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	1,000	(33)	5	0	(28)
GST	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	650	(13)	1	0	(12)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.290	3,700	28	13	41	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	6,300	(72)	56	0	(16)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	7,900	(261)	39	0	(222)
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	4,000	(81)	9	0	(72)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.290	2,400	15	12	27	0
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	200	(4)	0	0	(4)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	11,600	(131)	101	0	(30)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	1.455	100	17	(16)	1	0

							$(1,037)	$192	$69	$(914)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2026	0.296%	$1,800	$10	$15	$25	$0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	1,300	11	1	12	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.140	600	(25)	20	0	(5)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.704	4,100	(809)	744	0	(65)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.421	7,200	(496)	415	0	(81)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.357	2,500	(46)	85	39	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.961	2,000	(79)	4	0	(75)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.929	500	(11)	12	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	10,000	31	62	93	0
	Peru Government International Bond	1.000	Quarterly	06/20/2029	0.798	2,000	19	(2)	17	0
	Philippines Government International Bond	1.000	Quarterly	12/20/2029	0.694	5,000	97	(27)	70	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.043	2,000	(177)	175	0	(2)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.344	2,600	(224)	196	0	(28)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.704	300	(59)	54	0	(5)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.448	900	(125)	60	0	(65)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.296	10,100	96	43	139	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.357	10,700	(204)	370	166	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	7,000	52	13	65	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	25,500	498	(86)	412	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.421	700	(51)	43	0	(8)
	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.530	500	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	11,200	(64)	136	72	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.704	1,900	(377)	347	0	(30)
DUB	Eskom	4.650	Quarterly	06/30/2029	0.068	14,000	0	962	962	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	0.692	300	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	300	(13)	14	1	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.296	9,400	91	38	129	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.263	8,000	115	27	142	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.603	9,200	10	28	38	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.640	1,400	0	8	8	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.444	19,500	542	(47)	495	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	11,500	219	(33)	186	0
JPM	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.357	4,500	(80)	150	70	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.793	29,500	418	(136)	282	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.552	2,800	(7)	49	42	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.296	6,600	38	53	91	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.661	18,700	346	(57)	289	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	1,400	(27)	25	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	1,400	(15)	8	0	(7)
	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.739	5,000	12	2	14	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	11,400	14	92	106	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.237	2,200	32	1	33	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	1,340	4	1	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	18,700	361	(59)	302	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	3,000	(134)	146	12	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.704	2,700	(534)	491	0	(43)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	1,200	10	1	11	0

							$(535)	$4,450	$4,331	$(416)

Total Swap Agreements							$(1,572)	$4,642	$4,400	$(1,330)

(q)

Securities with an aggregate market value of $3,420 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$3,922	$0	$3,922
Argentina
Sovereign Issues	0	54,688	0	54,688
Armenia
Sovereign Issues	0	4,378	0	4,378
Austria
Corporate Bonds & Notes	0	1,339	0	1,339
Azerbaijan
Corporate Bonds & Notes	0	5,476	0	5,476
Bahrain
Sovereign Issues	0	6,649	0	6,649
Benin
Sovereign Issues	0	931	0	931
Brazil
Corporate Bonds & Notes	0	44,937	0	44,937
Sovereign Issues	0	31,588	0	31,588
Bulgaria
Sovereign Issues	0	7,840	0	7,840
Cameroon
Sovereign Issues	0	4,946	0	4,946
Cayman Islands
Convertible Bonds & Notes	0	4,834	0	4,834
Corporate Bonds & Notes	0	24,277	0	24,277
Sovereign Issues	0	5,161	0	5,161
Chile
Corporate Bonds & Notes	0	27,660	0	27,660
Sovereign Issues	0	3,592	0	3,592
Colombia
Corporate Bonds & Notes	0	9,005	0	9,005
Sovereign Issues	0	22,650	0	22,650
Costa Rica
Sovereign Issues	0	2,596	0	2,596
Czech Republic
Corporate Bonds & Notes	0	5,997	0	5,997
Dominican Republic
Sovereign Issues	0	59,004	0	59,004
Ecuador
Sovereign Issues	0	18,419	0	18,419
Egypt
Sovereign Issues	0	48,244	0	48,244
El Salvador
Sovereign Issues	0	15,219	0	15,219
Gabon
Sovereign Issues	0	1,434	0	1,434
Georgia
Corporate Bonds & Notes	0	175	0	175
Germany
Loan Participations and Assignments	0	6,155	0	6,155
Ghana
Sovereign Issues	0	11,392	0	11,392
Guatemala
Sovereign Issues	0	16,294	0	16,294
Honduras
Sovereign Issues	0	1,592	0	1,592
Hong Kong
Corporate Bonds & Notes	0	8,372	0	8,372
Hungary
Sovereign Issues	0	23,405	0	23,405
India
Corporate Bonds & Notes	0	4,389	0	4,389
Indonesia
Corporate Bonds & Notes	0	39,315	0	39,315
Sovereign Issues	0	6,667	0	6,667
Ireland
Corporate Bonds & Notes	0	1,970	0	1,970
Sovereign Issues	0	15,072	2,303	17,375
Israel
Corporate Bonds & Notes	0	14,571	0	14,571
Sovereign Issues	0	14,853	0	14,853
Italy
Sovereign Issues	0	1,529	0	1,529
Ivory Coast
Loan Participations and Assignments	0	0	15,583	15,583
Sovereign Issues	0	15,136	0	15,136
Jamaica
Corporate Bonds & Notes	0	1,609	0	1,609
Jordan
Sovereign Issues	0	5,581	0	5,581
Kazakhstan
Corporate Bonds & Notes	0	22,350	0	22,350
Sovereign Issues	0	398	0	398
Kenya
Loan Participations and Assignments	0	0	2,683	2,683
Sovereign Issues	0	6,728	0	6,728

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Latvia
Sovereign Issues	0	4,485	0	4,485
Lebanon
Sovereign Issues	0	1,561	0	1,561
Luxembourg
Common Stocks	0	0	5,423	5,423
Corporate Bonds & Notes	0	32,462	0	32,462
Macedonia
Sovereign Issues	0	6,917	0	6,917
Malaysia
Corporate Bonds & Notes	0	5,145	0	5,145
Mexico
Corporate Bonds & Notes	0	84,268	0	84,268
Sovereign Issues	0	65,954	0	65,954
Mongolia
Sovereign Issues	0	523	0	523
Morocco
Corporate Bonds & Notes	0	7,879	0	7,879
Netherlands
Corporate Bonds & Notes	0	8,319	0	8,319
Nigeria
Corporate Bonds & Notes	0	7,883	0	7,883
Loan Participations and Assignments	0	0	4,022	4,022
Sovereign Issues	0	15,495	0	15,495
Oman
Sovereign Issues	0	20,111	0	20,111
Pakistan
Sovereign Issues	0	19,836	0	19,836
Panama
Corporate Bonds & Notes	0	5,822	0	5,822
Sovereign Issues	0	24,360	0	24,360
Paraguay
Sovereign Issues	0	6,709	0	6,709
Peru
Corporate Bonds & Notes	0	24,582	0	24,582
Sovereign Issues	0	9,193	0	9,193
Philippines
Corporate Bonds & Notes	0	3,275	0	3,275
Poland
Sovereign Issues	0	17,713	0	17,713
Qatar
Corporate Bonds & Notes	0	19,605	0	19,605
Sovereign Issues	0	6,749	0	6,749
Romania
Sovereign Issues	0	32,164	0	32,164
Russia
Sovereign Issues	0	241	0	241
Saudi Arabia
Corporate Bonds & Notes	0	19,320	0	19,320
Sovereign Issues	0	23,269	0	23,269
Senegal
Loan Participations and Assignments	0	0	4,945	4,945
Sovereign Issues	0	8,956	0	8,956
Serbia
Corporate Bonds & Notes	0	903	0	903
Loan Participations and Assignments	0	0	5,366	5,366
Sovereign Issues	0	17,423	0	17,423
Singapore
Corporate Bonds & Notes	0	1,655	0	1,655
South Africa
Corporate Bonds & Notes	0	17,740	0	17,740
Sovereign Issues	0	16,621	0	16,621
South Korea
Corporate Bonds & Notes	0	13,431	0	13,431
Sovereign Issues	0	3,079	0	3,079
Sri Lanka
Sovereign Issues	0	14,371	0	14,371
Supranational
Corporate Bonds & Notes	0	6,395	0	6,395
Tanzania
Loan Participations and Assignments	0	0	3,428	3,428
Thailand
Corporate Bonds & Notes	0	2,688	0	2,688
Trinidad and Tobago
Corporate Bonds & Notes	0	1,835	0	1,835
Sovereign Issues	0	2,639	0	2,639
Tunisia
Sovereign Issues	0	7,337	0	7,337
Turkey
Corporate Bonds & Notes	0	943	0	943
Loan Participations and Assignments	0	7,863	8,339	16,202
Sovereign Issues	0	73,972	0	73,972
Ukraine
Sovereign Issues	0	15,220	0	15,220
United Arab Emirates
Corporate Bonds & Notes	0	25,596	0	25,596

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Loan Participations and Assignments	0	0	3,063	3,063
Sovereign Issues	0	8,871	0	8,871
United Kingdom
Corporate Bonds & Notes	0	22,576	5,871	28,447
Non-Agency Mortgage-Backed Securities	0	9,425	0	9,425
United States
Asset-Backed Securities	0	11,917	2,213	14,130
Corporate Bonds & Notes	0	9,195	0	9,195
Loan Participations and Assignments	0	0	9,485	9,485
Non-Agency Mortgage-Backed Securities	0	46,587	2,531	49,118
U.S. Government Agencies	0	25,315	0	25,315
U.S. Treasury Obligations	0	30,848	0	30,848
Uruguay
Sovereign Issues	0	4,756	0	4,756
Uzbekistan
Corporate Bonds & Notes	0	3,855	0	3,855
Sovereign Issues	0	9,454	0	9,454
Venezuela
Corporate Bonds & Notes	0	10,042	0	10,042
Sovereign Issues	0	4,572	0	4,572
Vietnam
Sovereign Issues	0	1,041	0	1,041
Short-Term Instruments
Repurchase Agreements	0	76,079	0	76,079
Nigeria Treasury Bills	0	10,867	0	10,867
U.S. Treasury Bills	0	512	0	512

$0	$1,630,758	$75,255	$1,706,013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,260	$0	$0	$67,260

Total Investments	$67,260	$1,630,758	$75,255	$1,773,273

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	0	(13,251)	0	(13,251)
Romania
Sovereign Issues	0	(9,508)	0	(9,508)
United States
U.S. Treasury Obligations	0	(53,398)	0	(53,398)

$0	$(76,157)	$0	$(76,157)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	498	0	501
Over the counter	0	20,019	962	20,981

$3	$20,517	$962	$21,482
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,267)	0	(1,267)
Over the counter	0	(9,781)	0	(9,781)

$0	$(11,048)	$0	$(11,048)

Total Financial Derivative Instruments	$3	$9,469	$962	$10,434

Totals	$67,263	$1,564,070	$76,217	$1,707,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$496	$0	$(500)	$7	$5	$(8)	$0	$0	$0	$0
Colombia
Loan Participations and Assignments	17,632	0	(17,119)	0	0	(513)	0	0	0	0
Ireland
Sovereign Issues	0	2,690	(416)	5	15	9	0	0	2,303	9
Ivory Coast
Loan Participations and Assignments	4,566	15,085	(3,449)	47	(9)	(657)	0	0	15,583	(634)
Kenya

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Loan Participations and Assignments	0	2,683	0	0	0	0	0	0	2,683	0
Luxembourg
Common Stocks	5,207	0	0	0	0	216	0	0	5,423	216
Corporate Bonds & Notes	849	0	(879)	7	28	(5)	0	0	0	0
Nigeria
Loan Participations and Assignments	0	4,079	0	1	0	(58)	0	0	4,022	(58)
Senegal
Loan Participations and Assignments	0	5,405	0	1	0	(461)	0	0	4,945	(461)
Serbia
Loan Participations and Assignments	5,473	0	0	0	0	(107)	0	0	5,366	(107)
South Africa
Corporate Bonds & Notes	20,955	0	(22,665)	0	(4,041)	5,751	0	0	0	0
Tanzania
Loan Participations and Assignments	4,578	0	(1,018)	5	(90)	(47)	0	0	3,428	(138)
Turkey
Loan Participations and Assignments	0	8,766	0	(35)	0	(392)	0	0	8,339	(392)
United Arab Emirates
Loan Participations and Assignments	10,891	0	(7,635)	(25)	(65)	(103)	0	0	3,063	(24)
United Kingdom
Corporate Bonds & Notes	0	5,797	0	172	0	(98)	0	0	5,871	(98)
United States
Asset-Backed Securities	62	2,213	(10)	0	0	1	0	(53)	2,213	0
Common Stocks	311	0	(529)	0	218	0	0	0	0	0
Loan Participations and Assignments	4,683	5,100	(495)	1	1	195	0	0	9,485	141
Non-Agency Mortgage-Backed Securities	46	2,500	(23)	0	2	33	0	(27)	2,531	31

	$75,749	$54,318	$(54,738)	$186	$(3,936)	$3,756	$0	$(80)	$75,255	$(1,515)
Financial Derivative Instruments - Assets
Over the counter	$934	$0	$0	$0	$0	$28	$0	$0	$962	$28

Totals	$76,683	$54,318	$(54,738)	$186	$(3,936)	$3,784	$0	$(80)	$76,217	$(1,487)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Sovereign Issues		$2,303	Proxy Pricing			Base Price			96.125	—
Ivory Coast
Loan Participations and Assignments		15,583	Discounted Cash Flow			Discount Rate			6.512-8.437	7.131
Kenya
Loan Participations and Assignments		2,683	Recent Transaction			Purchase Price			99.375	—
Luxembourg
Common Stocks		5,423	Indicative Market Quotation			Broker Quote			$25.125	—
Nigeria
Loan Participations and Assignments		4,022	Third Party Vendor			Broker Quote			99.550	—
Senegal
Loan Participations and Assignments		4,945	Discounted Cash Flow			Discount Rate			10.064	—
Serbia
Loan Participations and Assignments		5,366	Discounted Cash Flow			Discount Rate			8.113	—
Tanzania
Loan Participations and Assignments		3,428	Third Party Vendor			Broker Quote			100.000	—
Turkey
Loan Participations and Assignments		8,339	Discounted Cash Flow			Discount Rate			4.174-8.183	7.267
United Arab Emirates
Loan Participations and Assignments		3,063	Third Party Vendor			Broker Quote			100.313	—
United Kingdom
Corporate Bonds & Notes		2,790	Other Valuation Techniques(3)			-			-	—
		3,081	Reference Instrument			Discount Factor			8.000	—
United States

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Asset-Backed Securities	2,213	Other Valuation Techniques(3)	-	-	—
Loan Participations and Assignments	5,081	Discounted Cash Flow	Discount Rate	6.834	—
	4,404	Indicative Market Quotation	Broker Quote	92.124	—
Non-Agency Mortgage-Backed Securities	2,531	Discounted Cash Flow	Discount Rate	7.219	—
Financial Derivative Instruments- Assets
Over the counter	962	Indicative Market Quotation	Broker Quote	6.830	—

Total	$76,217

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
ARGENTINA 1.4%
CORPORATE BONDS & NOTES 1.4%
Pampa Energia SA 7.950% due 09/10/2031		$200	$204
YPF Energia Electrica SA 7.875% due 10/16/2032		200	198
YPF SA 6.950% due 07/21/2027		500	490

			892

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 0.750% due 07/09/2030 þ		6	4

Total Argentina (Cost $815)			896

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$200	200
Southern Gas Corridor CJSC 6.875% due 03/24/2026		234	237

Total Azerbaijan (Cost $443)			437

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Ooredoo International Finance Ltd. 4.625% due 10/10/2034		$400	383

Total Bermuda (Cost $397)			383

BRAZIL 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	7,000	327
Suzano Austria GmbH 3.125% due 01/15/2032		$100	83
Vale Overseas Ltd. 6.400% due 06/28/2054		100	99
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	5,700	327
XP, Inc. 6.750% due 07/02/2029		$200	199

			1,035

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(i)		131,712	0

Total Brazil (Cost $1,322)			1,035

		PRINCIPAL AMOUNT (000s)
CANADA 1.0%
CORPORATE BONDS & NOTES 1.0%
Canacol Energy Ltd. 5.750% due 11/24/2028		$200	112

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

First Quantum Minerals Ltd.
8.625% due 06/01/2031	300	309
9.375% due 03/01/2029	200	213

Total Canada (Cost $696)		634

CAYMAN ISLANDS 11.1%
CORPORATE BONDS & NOTES 11.1%
Arabian Centres Sukuk III Ltd. 9.500% due 03/06/2029	$200	200
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	300	286
CK Hutchison International Ltd. 4.750% due 04/21/2028	300	298
Esic Sukuk Ltd. 5.831% due 02/14/2029	300	305
Fab Sukuk Co. Ltd. 1.411% due 01/14/2026	500	481
FWD Group Holdings Ltd. 8.400% due 04/05/2029	600	633
Health & Happiness International Holdings Ltd. 13.500% due 06/26/2026	200	213
IHS Holding Ltd. 8.250% due 11/29/2031	500	495
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^	400	26
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	367
5.625% due 07/17/2027	350	339
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	484
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (e)	2,121	1
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 ^(a)(b)	188	5
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 ^(a)(b)	1,264	15
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 ^(a)(b)	766	11
QNB Finance Ltd.
2.625% due 05/12/2025	900	892
2.750% due 02/12/2027	300	287
Sable International Finance Ltd. 7.125% due 10/15/2032	400	393
Sands China Ltd.
3.250% due 08/08/2031	200	172
4.375% due 06/18/2030	200	187
5.400% due 08/08/2028	600	594
Saudi Electricity Sukuk Programme Co. 5.684% due 04/11/2053	200	194
Wynn Macau Ltd. 5.500% due 01/15/2026	300	297

Total Cayman Islands (Cost $9,608)		7,175

CHILE 4.1%
CORPORATE BONDS & NOTES 4.1%
AES Andes SA 6.300% due 03/15/2029	$200	201
Alfa Desarrollo SpA 4.550% due 09/27/2051	297	220
Banco de Chile 2.990% due 12/09/2031	500	422
Banco de Credito e Inversiones SA 8.750% due 05/08/2029 •(g)(h)	200	209
Caja de Compensacion de Asignacion Familiar de Los Andes 7.000% due 07/30/2029	200	205
Cencosud SA 5.950% due 05/28/2031	300	300
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	38	37
Engie Energia Chile SA 6.375% due 04/17/2034	200	201
Inversiones CMPC SA 3.000% due 04/06/2031	300	255
Latam Airlines Group SA 7.875% due 04/15/2030	200	203
Sociedad Quimica y Minera de Chile SA 6.500% due 11/07/2033	400	413

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Chile (Cost $2,738)			2,666

COLOMBIA 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco Davivienda SA 6.650% due 12/31/2099 ~(h)		$200	172
Ecopetrol SA
5.875% due 05/28/2045		350	241
8.375% due 01/19/2036		200	193
8.875% due 01/13/2033		500	510

Total Colombia (Cost $1,268)			1,116

CZECH REPUBLIC 0.8%
CORPORATE BONDS & NOTES 0.8%
EP Infrastructure AS 2.045% due 10/09/2028	EUR	300	291
EPH Financing International AS 6.651% due 11/13/2028		200	224

Total Czech Republic (Cost $498)			515

DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	14,800	248
Dominican Republic International Bond 11.250% due 09/15/2035		24,000	434

Total Dominican Republic (Cost $678)			682

FRANCE 0.3%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas SA 7.750% due 08/16/2029 •(g)(h)		$200	205

Total France (Cost $197)			205

GERMANY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		$300	297

Total Germany (Cost $291)			297

HONG KONG 2.4%
CORPORATE BONDS & NOTES 2.4%
AIA Group Ltd.
3.600% due 04/09/2029		$300	286
5.400% due 09/30/2054		300	278
5.625% due 10/25/2027		300	307
Fortune Star BVI Ltd. 3.950% due 10/02/2026	EUR	300	292
GLP China Holdings Ltd. 2.950% due 03/29/2026		$200	181
Lenovo Group Ltd. 3.421% due 11/02/2030		200	180

Total Hong Kong (Cost $1,484)			1,524

INDIA 4.8%
CORPORATE BONDS & NOTES 4.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$262	210
Adani Green Energy UP Ltd. 6.700% due 03/12/2042		199	165
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		400	358
Muthoot Finance Ltd.
6.375% due 04/23/2029		200	199
7.125% due 02/14/2028		200	204
ONGC Videsh Vankorneft Pte. Ltd. 3.750% due 07/27/2026		700	687

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Reliance Industries Ltd. 2.875% due 01/12/2032		600	510
ReNew Wind Energy AP2 4.500% due 07/14/2028		250	232
Shriram Finance Ltd. 4.150% due 07/18/2025		234	232
State Bank of India 1.800% due 07/13/2026		300	286

Total India (Cost $3,256)			3,083

INDONESIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$400	400
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	297
Freeport Indonesia PT 6.200% due 04/14/2052		400	396
Indofood CBP Sukses Makmur Tbk PT 3.398% due 06/09/2031		300	266

Total Indonesia (Cost $1,266)			1,359

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(b)(h)		$900	54
CIMA Finance DAC 2.950% due 09/05/2029		142	127
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^«(b)		800	22

Total Ireland (Cost $1,828)			203

ISLE OF MAN 0.8%
CORPORATE BONDS & NOTES 0.8%
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$200	185
3.750% due 10/01/2030		400	362

Total Isle of Man (Cost $558)			547

ISRAEL 4.4%
CORPORATE BONDS & NOTES 3.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$200	189
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		400	409
Energian Israel Finance Ltd. 5.375% due 03/30/2028		400	372
ICL Group Ltd. 6.375% due 05/31/2038		400	394
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		800	767
Leviathan Bond Ltd. 6.125% due 06/30/2025		200	199

			2,330

SOVEREIGN ISSUES 0.8%
Israel Government International Bond 1.750% due 08/31/2025	ILS	1,800	487

Total Israel (Cost $2,827)			2,817

IVORY COAST 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Republic of Cote d'lvoire 6.179% (TSFR3M + 3.500%) due 03/07/2025 «~	EUR	500	517

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Ivory Coast (Cost $532)			517

KAZAKHSTAN 2.2%
CORPORATE BONDS & NOTES 2.2%
KazMunayGas National Co. JSC 6.375% due 10/24/2048		$900	838
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		700	596

Total Kazakhstan (Cost $1,350)			1,434

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Andrade Gutier International SA (9.000% Cash or 10.500% PIK) 9.000% due 12/28/2029 (a)		$1	1
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		193	195
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	301
6.510% due 02/23/2042		200	203
Guara Norte SARL 5.198% due 06/15/2034		160	146
MHP Lux SA 6.950% due 04/03/2026		200	186
Millicom International Cellular SA 4.500% due 04/27/2031		300	263
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		400	399
Raizen Fuels Finance SA 5.700% due 01/17/2035		200	185
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2049 «		700	33
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(b)		600	118

Total Luxembourg (Cost $3,196)			2,030

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	16
4.245% due 09/30/2030		70	16

Total Malaysia (Cost $30)			32

MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$200	203

Total Mauritius (Cost $199)			203

MEXICO 4.1%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$500	488
Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(g)(h)		200	191
BBVA Bancomer SA 8.125% due 01/08/2039 •(h)		200	204
Cibanco SA Ibm 4.962% due 07/18/2029		500	475
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		300	294

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Gruma SAB de CV 5.761% due 12/09/2054		200	190
Grupo Bimbo SAB de CV 4.000% due 09/06/2049		300	222
Grupo Televisa SAB 5.250% due 05/24/2049		200	148
Metalsa Sapi De Cv 3.750% due 05/04/2031		300	241
Trust Fibra Uno 7.375% due 02/13/2034		200	200

			2,653

Total Mexico (Cost $3,977)			2,653

MOROCCO 0.7%
CORPORATE BONDS & NOTES 0.7%
OCP SA 6.875% due 04/25/2044		$500	487

Total Morocco (Cost $481)			487

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Digicel Intermediate Holdings Ltd. (9.000% Cash and 3.000% PIK) 12.000% due 05/25/2027 (a)		$95	94

Total Multinational (Cost $95)			94

NETHERLANDS 2.7%
CORPORATE BONDS & NOTES 2.7%
Metinvest BV 5.625% due 06/17/2025	EUR	200	191
NE Property BV 1.875% due 10/09/2026		500	507
Prosus NV
3.832% due 02/08/2051		$200	129
4.987% due 01/19/2052		300	234
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	650	679

Total Netherlands (Cost $1,967)			1,740

NIGERIA 0.5%
CORPORATE BONDS & NOTES 0.5%
SEPLAT Energy PLC 7.750% due 04/01/2026		$300	299

Total Nigeria (Cost $301)			299

PANAMA 0.6%
CORPORATE BONDS & NOTES 0.6%
Telecomunicaciones Digitales SA 4.500% due 01/30/2030		$400	364

Total Panama (Cost $355)			364

PERU 3.7%
CORPORATE BONDS & NOTES 3.5%
Banco de Credito del Peru SA
3.125% due 07/01/2030 •(h)		$400	392
5.850% due 01/11/2029		300	305
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		400	386
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	500	138
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.550% due 09/18/2033		$200	218
InRetail Consumer 3.250% due 03/22/2028		200	184
Niagara Energy SAC 5.746% due 10/03/2034		300	291
Peru LNG SRL 5.375% due 03/22/2030		183	169

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pluspetrol Camisea SA 6.240% due 07/03/2036		200	202

			2,285

SOVEREIGN ISSUES 0.2%
Peru Government International Bond 7.300% due 08/12/2033	PEN	400	112

Total Peru (Cost $2,383)			2,397

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.9%
Petron Corp. 5.950% due 04/19/2026 •(g)		$200	199
San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 •(g)		200	191
8.750% due 06/12/2029 •(g)		200	208

Total Philippines (Cost $503)			598

QATAR 0.8%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$231	241
QatarEnergy LNG S3 6.332% due 09/30/2027		258	263

Total Qatar (Cost $524)			504

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(b)		$800	48

Total Russia (Cost $806)			48

SAUDI ARABIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co.
4.250% due 04/16/2039		$300	257
5.875% due 07/17/2064		200	187

Total Saudi Arabia (Cost $456)			444

SINGAPORE 2.6%
CORPORATE BONDS & NOTES 2.6%
Cathaylife Singapore Pte. Ltd. 5.950% due 07/05/2034		$400	413
GLP Pte. Ltd. 3.875% due 06/04/2025		200	193
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026		305	311
Nanshan Life Pte. Ltd. 5.450% due 09/11/2034		200	194
SingTel Group Treasury Pte. Ltd. 2.375% due 08/28/2029		400	360
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	207

Total Singapore (Cost $1,683)			1,678

SOUTH AFRICA 1.2%
CONVERTIBLE BONDS & NOTES 0.6%
Sasol Financing USA LLC 4.500% due 11/08/2027		$400	363

CORPORATE BONDS & NOTES 0.6%
Sasol Financing USA LLC 6.500% due 09/27/2028		400	386

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total South Africa (Cost $731)			749

SOUTH KOREA 4.9%
CORPORATE BONDS & NOTES 4.3%
Kookmin Bank 2.500% due 11/04/2030 (h)(j)		$500	426
Korea Southern Power Co. Ltd. 5.375% due 09/21/2026		300	302
LG Energy Solution Ltd. 5.750% due 09/25/2028		200	203
POSCO 4.875% due 01/23/2027		200	200
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (h)		300	295
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		400	381
SK Hynix, Inc.
1.500% due 01/19/2026		400	386
6.375% due 01/17/2028		200	206
SK On Co. Ltd. 5.375% due 05/11/2026		400	402

			2,801

SOVEREIGN ISSUES 0.6%
Korea Expressway Corp. 5.000% due 05/14/2027		200	202
Korea Housing Finance Corp. 4.875% due 08/27/2027		200	201

			403

Total South Korea (Cost $3,227)			3,204

THAILAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Bangkok Bank PCL 4.300% due 06/15/2027		$400	395
Kasikornbank PCL 3.343% due 10/02/2031 •(h)		500	479

			874

SOVEREIGN ISSUES 0.0%
Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $860)			877

TURKEY 2.9%
CORPORATE BONDS & NOTES 2.9%
Akbank TAS 7.498% due 01/20/2030		$300	304
Ford Otomotiv Sanayi AS 7.125% due 04/25/2029		300	301
Mersin Uluslararasi Liman Isletmeciligi AS 8.250% due 11/15/2028		100	104
Sisecam U.K. PLC 8.250% due 05/02/2029		200	201
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		351	341
Turkiye Is Bankasi AS 7.750% due 06/12/2029		200	206
Yapi ve Kredi Bankasi AS 9.250% due 10/16/2028		400	432

Total Turkey (Cost $1,819)			1,889

UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$45	24
0.000% due 02/01/2034 þ(f)		168	70
1.750% due 02/01/2036 þ		52	28

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Ukraine (Cost $98)			122

UNITED ARAB EMIRATES 5.4%
CORPORATE BONDS & NOTES 5.4%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	387
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		300	271
Emirates NBD Bank PJSC 5.875% due 10/11/2028		250	258
First Abu Dhabi Bank PJSC 4.774% due 06/06/2028		900	896
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		300	274
Masdar Abu Dhabi Future Energy Co. 4.875% due 07/25/2033		500	486
NBK SPC Ltd. 1.625% due 09/15/2027 •		1,000	940

Total United Arab Emirates (Cost $3,556)			3,512

UNITED KINGDOM 5.0%
CORPORATE BONDS & NOTES 4.8%
Anglo American Capital PLC 5.500% due 05/02/2033		$500	498
Antofagasta PLC
5.625% due 05/13/2032		300	297
6.250% due 05/02/2034		200	203
Avianca Midco PLC 9.000% due 12/01/2028		400	391
Endeavour Mining PLC 5.000% due 10/14/2026		400	390
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		200	136
Standard Chartered PLC 7.767% due 11/16/2028 •		200	214
Vedanta Resources Finance PLC
10.250% due 06/03/2028		200	204
10.875% due 09/17/2029		200	207
WE Soda Investments Holding PLC
9.375% due 02/14/2031		200	204
9.500% due 10/06/2028		350	360

			3,104

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 5.654% due 01/17/2059 •	GBP	74	92
Rochester Financing PLC 5.427% due 12/18/2044 •		45	57

			149

Total United Kingdom (Cost $3,176)			3,253

UNITED STATES 9.3%
ASSET-BACKED SECURITIES 0.7%
Citigroup Mortgage Loan Trust 4.535% due 05/25/2036 þ		$198	98
Countrywide Asset-Backed Certificates Trust 4.893% due 09/25/2037 •		13	14
NovaStar Mortgage Funding Trust 4.653% due 09/25/2037 •		69	67
UNIGEL 13.500% due 03/01/2030 «		294	293

			472

CORPORATE BONDS & NOTES 4.3%
Bimbo Bakeries USA, Inc. 6.050% due 01/15/2029		200	204
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	209
Gran Tierra Energy, Inc. 9.500% due 10/15/2029		300	280
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	199
Invepar Holdings LLC 1.000% due 12/31/2049 (i)		158	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Kosmos Energy Ltd. 8.750% due 10/01/2031		400	377
Rio Oil Finance Trust
8.200% due 04/06/2028		250	257
9.750% due 01/06/2027		211	219
SierraCol Energy Andina LLC 6.000% due 06/15/2028		200	181
Southern Copper Corp. 7.500% due 07/27/2035		500	570
Stillwater Mining Co. 4.000% due 11/16/2026		300	285

			2,781

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 10/25/2035 •		208	198
Citigroup Mortgage Loan Trust 5.114% due 08/25/2036 ~		137	123

			321

U.S. GOVERNMENT AGENCIES 2.9%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		250	229
4.500% due 02/01/2055		250	235
5.000% due 01/01/2055		1,200	1,158
5.500% due 02/01/2055		250	246

			1,868

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	557

Total United States (Cost $6,441)			5,999

UZBEKISTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Uzbek Industrial & Construction Bank ATB 21.000% due 07/24/2027	UZS	2,500,000	193

Total Uzbekistan (Cost $199)			193

VIRGIN ISLANDS (BRITISH) 1.7%
CORPORATE BONDS & NOTES 1.7%
Champion Path Holdings Ltd. 4.850% due 01/27/2028		$200	190
Gerdau Trade, Inc. 4.875% due 10/24/2027		200	198
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		300	304
NWD Finance BVI Ltd. 5.250% due 03/22/2026 •(g)		200	88
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035 «	BRL	356	3
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$298	302

Total Virgin Islands (British) (Cost $1,195)			1,085

SHORT-TERM INSTRUMENTS 2.8%
HUNGARY TREASURY BILLS 2.1%
6.589% due 01/02/2025 - 01/09/2025 (d)(e)	HUF	541,000	1,362

NIGERIA TREASURY BILLS 0.7%
30.950% due 02/25/2025 - 10/07/2025 (d)(e)	NGN	824,757	478

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $1,821)		1,840

Total Investments in Securities (Cost $72,131)		63,819

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	220,163	2,144

Total Short-Term Instruments (Cost $2,143)		2,144

Total Investments in Affiliates (Cost $2,143)		2,144

Total Investments 101.9% (Cost $74,274)		$65,963
Financial Derivative Instruments (k)(l) 0.1%(Cost or Premiums, net $207)		86
Other Assets and Liabilities, net (2.0)%		(1,308)

Net Assets 100.0%		$64,741

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.450%	12/24/2024	TBD(2)	$(403)	$(403)
4.550	12/24/2024	TBD(2)	(846)	(847)
JML	4.450	12/20/2024	01/31/2025	(626)	(627)

Total Reverse Repurchase Agreements	$(1,877)

(j)	Securities with an aggregate market value of $2,008 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,127) at a weighted average interest rate of 4.860%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	3	$347	$(8)	$2	$0
U.S. Treasury 5-Year Note March Futures	03/2025	56	5,953	(38)	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2025	17	1,849	(19)	0	(4)

$(65)	$2	$(9)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures				03/2025	6		$(713)	$24		$2	$0
U.S. Ultra Treasury 10-Year Note March Futures				03/2025	2		(223)	4		1	0

								$28		$3	$0

Total Futures Contracts								$(37)		$5	$(9)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-41 5-Year Index	1.000%	Quarterly		06/20/2029		$1,200	$(36)	$8	$(28)	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		1,800	(52)	(4)	(56)	0	(1)
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		1,550	114	8	122	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		2,000	45	1	46	1	0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly		12/20/2029	EUR	700	65	(7)	58	0	(1)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly		12/20/2029		200	5	(1)	4	0	0

							$141	$5	$146	$2	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,400	$25	$(34)	$(9)	$4	$0
Pay(4)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2027	THB	6,010	0	0	0	0	0
Receive(4)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		3,530	0	0	0	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		$3,700	18	22	40	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(66)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(26)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	7	26	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	26	15	0	0
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(54)	(27)	0	0
Receive(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	400	(4)	(2)	(6)	0	(1)
Receive(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		350	(5)	0	(5)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/20/2029	AUD	1,400	(2)	0	(2)	2	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	13	16	0	0
Pay	28-Day MXN-TIIE	8.207	Lunar	12/08/2025	MXN	3,700	0	(3)	(3)	0	0
Pay(4)	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		3,700	0	(4)	(4)	0	0

							$127	$(123)	$4	$8	$(4)

Total Swap Agreements							$268	$(118)	$150	$10	$(6)

Cash of $853 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(4)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	NZD	259		$153	$8	$0
	01/2025		$5	SGD	7	0	0
BOA	01/2025	DOP	3,832		$63	1	0
	01/2025	GBP	17		22	0	0
	01/2025	HUF	27,938		70	0	0
	01/2025	MYR	135		30	0	0
	01/2025	SEK	290		27	0	0
	01/2025		$2	JPY	312	0	0
	01/2025		7	SGD	9	0	0
	01/2025		207	ZAR	3,748	0	(9)
	02/2025	HKD	288		$37	0	0
BPS	01/2025	AUD	264		167	4	0
	01/2025	CAD	388		276	6	0
	01/2025	CHF	130		145	2	0
	01/2025	COP	213,105		49	1	0
	01/2025	CZK	980		41	1	0
	01/2025	HUF	190,993		480	0	(1)
	01/2025	IDR	159,152		10	0	0
	01/2025	INR	14,477		170	1	0
	01/2025	KRW	570,319		397	11	0
	01/2025	PLN	76		19	0	0
	01/2025	TWD	15,209		469	6	0
	01/2025		$273	IDR	4,374,234	0	(3)
	01/2025		435	INR	37,002	0	(4)
	01/2025		4	SGD	6	0	0
	01/2025		97	TWD	3,146	0	(1)
	01/2025		84	ZAR	1,485	0	(5)
	01/2025	ZAR	675		$38	2	0
	02/2025	CNH	3,063		421	4	0
	03/2025	ILS	105		29	0	0
	03/2025	MXN	1,647		80	2	0
	03/2025		$10	IDR	159,634	0	0
	03/2025		7	INR	609	0	0
	03/2025		7	KRW	9,978	0	0
	04/2025	TWD	159		$5	0	0
	09/2025	ILS	994		272	0	(4)
BRC	01/2025	EUR	57		60	1	0
	01/2025	IDR	692,856		43	1	0
	01/2025	KRW	50,256		35	1	0
	01/2025	MYR	506		114	1	0
	01/2025	SGD	45		33	0	0
	01/2025	TRY	5,570		152	0	(3)
	01/2025		$99	CLP	98,005	0	(1)
	01/2025		221	GBP	174	0	(3)
	01/2025		4	IDR	68,377	0	0
	01/2025		106	MYR	471	0	(1)
	01/2025		338	PLN	1,375	0	(5)
	01/2025		14	THB	477	0	0
	02/2025	TRY	1,615		$43	0	(1)
	02/2025		$188	TRY	7,122	4	0
	03/2025	ILS	84		$24	1	0
	03/2025	MXN	3,722		182	6	0
	03/2025	TRY	3,544		92	0	(1)
	03/2025		$71	TRY	2,712	1	0
	07/2025		245		11,137	20	0
BSH	03/2025	CLP	16,730		$17	0	0
CBK	01/2025	AUD	46		30	2	0
	01/2025	DOP	1,942		32	0	0
	01/2025	HUF	19,534		50	1	0
	01/2025	IDR	193,848		12	0	0
	01/2025	INR	5,907		69	0	0
	01/2025	KRW	7,834		5	0	0
	01/2025	TWD	645		20	1	0
	01/2025		$22	HUF	8,643	0	0
	01/2025		13	IDR	200,044	0	0
	01/2025		77	INR	6,545	0	(1)
	01/2025		14	KRW	18,453	0	(1)
	01/2025		35	PHP	2,061	0	0
	02/2025	DOP	4,260		$70	1	0
	02/2025	PHP	1,531		26	0	0
	03/2025		$12	IDR	194,419	0	0
	03/2025		69	INR	5,934	0	(1)
	03/2025		5	KRW	7,815	0	0
	04/2025	EGP	521		$10	0	0
	09/2025	ILS	795		213	0	(8)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

DUB	01/2025	HUF	257,562	660	12	0
01/2025	PLN	26	6	0	0
01/2025	$30	KRW	42,316	0	(2)
02/2025	PEN	982	$262	1	0
02/2025	THB	801	24	0	0
03/2025	PEN	160	42	0	0
10/2025	EGP	618	11	0	0
FAR	01/2025	BRL	273	44	0	0
01/2025	$8	AUD	13	0	(1)
01/2025	44	BRL	273	0	0
02/2025	BRL	275	$44	0	0
GLM	01/2025	DOP	3,895	64	1	0
01/2025	IDR	130,554	8	0	0
01/2025	PLN	38	9	0	0
01/2025	TWD	206	6	0	0
01/2025	$11	KRW	14,930	0	(1)
02/2025	DOP	14,138	$232	2	0
02/2025	MXN	2,064	101	3	0
02/2025	THB	230	7	0	0
03/2025	CLP	52,560	54	1	0
03/2025	DOP	11,129	181	0	0
03/2025	$18	TRY	861	5	0
JPM	01/2025	HUF	12,186	$31	1	0
01/2025	PLN	34	8	0	0
01/2025	$7	HUF	2,785	0	0
01/2025	7	IDR	118,598	0	0
01/2025	8	INR	690	0	0
02/2025	PHP	1,115	$19	0	0
02/2025	$16	EGP	872	1	0
MBC	01/2025	CHF	126	$144	5	0
01/2025	EUR	2,803	2,953	49	0
01/2025	INR	255	3	0	0
01/2025	NOK	705	63	1	0
01/2025	PLN	36	9	0	0
01/2025	$537	EGP	27,210	0	(7)
01/2025	8	INR	717	0	0
01/2025	21	KRW	29,169	0	(1)
01/2025	8	TWD	249	0	0
02/2025	HKD	252	$32	0	0
03/2025	ILS	27	8	0	0
03/2025	$3	INR	256	0	0
04/2025	TWD	248	$8	0	0
MYI	01/2025	$21	HUF	8,210	0	0
01/2025	11	IDR	166,295	0	0
01/2025	14	PEN	52	0	0
02/2025	18	TRY	696	0	0
10/2026	96	AZN	171	0	0
10/2027	191	352	0	0
RYL	01/2025	HUF	55,504	$140	0	0
SCX	01/2025	EGP	253	5	0	0
01/2025	GBP	215	273	4	0
01/2025	KRW	1,992	1	0	0
01/2025	TWD	109	3	0	0
01/2025	$5	EGP	253	0	0
01/2025	207	EUR	199	0	(1)
01/2025	28	IDR	449,176	0	0
01/2025	25	INR	2,098	0	0
01/2025	178	NZD	309	0	(5)
01/2025	4	TWD	132	0	0
03/2025	1	KRW	1,987	0	0
04/2025	TWD	131	$4	0	0
SOG	01/2025	KRW	48,707	35	2	0
01/2025	PLN	72	18	0	0
03/2025	$81	EGP	4,254	0	0
05/2025	17	898	0	0
SSB	01/2025	BRL	272	$45	1	0
UAG	01/2025	PLN	33	8	0	0
01/2025	$64	NOK	715	0	(2)
05/2025	24	TRY	983	1	0
08/2025	21	947	0	0
11/2025	24	1,122	0	0

Total Forward Foreign Currency Contracts	$180	$(73)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	37.700	05/07/2025	134	$(3)	$(1)
Call - OTC USD versus TRY	45.900	05/07/2025	134	(2)	(2)
Put - OTC USD versus TRY	39.750	08/11/2025	134	(4)	(2)
Call - OTC USD versus TRY	51.750	08/11/2025	134	(3)	(3)
Put - OTC USD versus TRY	41.600	11/12/2025	140	(6)	(2)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC USD versus TRY	56.900	11/12/2025	140	(4)	(5)

Total Written Options	$(22)	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$700	$(23)	$3	$0	$(20)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.450%	$800	$(20)	$24	$4	$0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.603	300	1	0	1	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.640	100	0	1	1	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.831	1,000	5	2	7	0
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	50	0	0	0	0

$(14)	$27	$13	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR(7)	3.500%	Quarterly	03/19/2030	MYR	1,800	$(2)	$3	$1	$0

Total Swap Agreements	$(39)	$33	$14	$(20)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$892	$0	$892
Sovereign Issues	0	4	0	4
Azerbaijan
Corporate Bonds & Notes	0	437	0	437
Bermuda
Corporate Bonds & Notes	0	383	0	383
Brazil
Corporate Bonds & Notes	0	1,035	0	1,035
Canada
Corporate Bonds & Notes	0	634	0	634
Cayman Islands
Corporate Bonds & Notes	0	7,175	0	7,175
Chile
Corporate Bonds & Notes	0	2,666	0	2,666
Colombia
Corporate Bonds & Notes	0	1,116	0	1,116
Czech Republic
Corporate Bonds & Notes	0	515	0	515
Dominican Republic
Sovereign Issues	0	682	0	682
France
Corporate Bonds & Notes	0	205	0	205
Germany
Loan Participations and Assignments	0	297	0	297
Hong Kong
Corporate Bonds & Notes	0	1,524	0	1,524
India
Corporate Bonds & Notes	0	3,083	0	3,083
Indonesia
Corporate Bonds & Notes	0	1,359	0	1,359
Ireland
Corporate Bonds & Notes	0	127	76	203
Isle of Man
Corporate Bonds & Notes	0	547	0	547
Israel
Corporate Bonds & Notes	0	2,330	0	2,330
Sovereign Issues	0	487	0	487
Ivory Coast
Loan Participations and Assignments	0	0	517	517
Kazakhstan
Corporate Bonds & Notes	0	1,434	0	1,434
Luxembourg
Corporate Bonds & Notes	0	1,997	33	2,030
Malaysia
Sovereign Issues	0	32	0	32
Mauritius
Corporate Bonds & Notes	0	203	0	203
Mexico
Corporate Bonds & Notes	0	2,653	0	2,653
Morocco
Corporate Bonds & Notes	0	487	0	487
Multinational
Corporate Bonds & Notes	0	94	0	94
Netherlands
Corporate Bonds & Notes	0	1,740	0	1,740
Nigeria
Corporate Bonds & Notes	0	299	0	299
Panama
Corporate Bonds & Notes	0	364	0	364
Peru
Corporate Bonds & Notes	0	2,285	0	2,285
Sovereign Issues	0	112	0	112
Philippines
Corporate Bonds & Notes	0	598	0	598
Qatar
Corporate Bonds & Notes	0	504	0	504
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	444	0	444
Singapore
Corporate Bonds & Notes	0	1,678	0	1,678
South Africa
Convertible Bonds & Notes	0	363	0	363
Corporate Bonds & Notes	0	386	0	386
South Korea
Corporate Bonds & Notes	0	2,801	0	2,801
Sovereign Issues	0	403	0	403
Thailand
Corporate Bonds & Notes	0	874	0	874
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	1,889	0	1,889
Ukraine

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Sovereign Issues	0	122	0	122
United Arab Emirates
Corporate Bonds & Notes	0	3,512	0	3,512
United Kingdom
Corporate Bonds & Notes	0	3,104	0	3,104
Non-Agency Mortgage-Backed Securities	0	149	0	149
United States
Asset-Backed Securities	0	179	293	472
Corporate Bonds & Notes	0	2,781	0	2,781
Non-Agency Mortgage-Backed Securities	0	321	0	321
U.S. Government Agencies	0	1,868	0	1,868
U.S. Treasury Obligations	0	557	0	557
Uzbekistan
Corporate Bonds & Notes	0	193	0	193
Virgin Islands (British)
Corporate Bonds & Notes	0	1,082	3	1,085
Short-Term Instruments
Hungary Treasury Bills	0	1,362	0	1,362
Nigeria Treasury Bills	0	478	0	478

$0	$62,849	$970	$63,819
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,144	$0	$0	$2,144

Total Investments	$2,144	$62,849	$970	$65,963

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	13	0	15
Over the counter	0	194	0	194

$2	$207	$0	$209
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(108)	0	(108)

$0	$(123)	$0	$(123)

Total Financial Derivative Instruments	$2	$84	$0	$86

Totals	$2,146	$62,933	$970	$66,049

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$1,002	$0	$(965)	$0	$0	$(37)	$0	$0	$0	$0
Ireland
Corporate Bonds & Notes	76	0	0	(1)	0	1	0	0	76	1
Ivory Coast
Loan Participations and Assignments	0	532	0	1	0	(16)	0	0	517	(16)
Luxembourg
Corporate Bonds & Notes	33	0	0	(1)	0	1	0	0	33	1
Mexico	0	0	0	0	0	0	0	0	0	0
Russia
Corporate Bonds & Notes	48	0	0	(2)	0	2	0	0	48	2
South Africa
Corporate Bonds & Notes	955	0	(1,033)	0	(184)	262	0	0	0	0
United States
Asset-Backed Securities	0	293	0	0	0	0	0	0	293	0
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	1	0	(1)	0	0	3	(1)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Totals	$2,117	$825	$(1,998)	$(2)	$(184)	$212	$0	$0	$970	$(13)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$76	Third Party Vendor	Expected Recovery	2.706 - 6.000	5.057
Ivory Coast
Loan Participations and Assignments	517	Discounted Cash Flow	Discount Rate	6.512	—
Luxembourg
Corporate Bonds & Notes	33	Third Party Vendor	Expected Recovery	4.688	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery	6.000	—
United States
Asset-Backed Securities	293	Other Valuation Techniques(2)	—	—	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	BRL	4.985	—

Total	$970

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.4% ¤
AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$700	$699
Southern Gas Corridor CJSC 6.875% due 03/24/2026		1,900	1,927

Total Azerbaijan (Cost $2,618)			2,626

BRAZIL 15.7%
CORPORATE BONDS & NOTES 0.7%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	200
Banco do Brasil SA 8.500% due 07/29/2026	MXN	42,000	1,961
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	27,540	1,581

			3,742

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% due 12/30/2050 «		$2,583	26

SOVEREIGN ISSUES 15.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	353,200	55,499
0.000% due 10/01/2025 (d)		141,700	20,686
0.000% due 07/01/2028 (d)		16,800	1,635
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2025		1,400	226

			78,046

Total Brazil (Cost $92,940)			81,814

CAYMAN ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Fish Pond Re Ltd. 8.284% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		$250	256
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (d)		4	4
0.000% due 11/30/2025 «(d)		15	14
Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^		500	32
10.500% due 01/15/2025 ^(b)		1,200	74
11.700% due 11/11/2025 ^(b)		1,100	69
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		529	498
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)		20	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)		20	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		40	5
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		61	7
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		61	6
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		29	3

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Total Cayman Islands (Cost $2,250)			974

CHILE 2.4%
SOVEREIGN ISSUES 2.4%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	3,720,000	3,541
5.000% due 10/01/2028		4,350,000	4,268
5.800% due 10/01/2029		4,250,000	4,272
Chile Government International Bond 4.850% due 01/22/2029		$600	595

Total Chile (Cost $13,692)			12,676

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 2.750% due 02/17/2032	CNY	3,920	578

Total China (Cost $542)			578

COLOMBIA 0.6%
SOVEREIGN ISSUES 0.6%
Colombia Government International Bond 8.375% due 11/07/2054		$800	778
Colombian TES
11.500% due 07/25/2046	COP	8,098,200	1,665
13.250% due 02/09/2033		3,265,100	798

Total Colombia (Cost $3,468)			3,241

CZECH REPUBLIC 0.7%
CORPORATE BONDS & NOTES 0.4%
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,000	1,825

SOVEREIGN ISSUES 0.3%
Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	42,000	1,460
2.500% due 08/25/2028		4,000	157

			1,617

Total Czech Republic (Cost $3,380)			3,442

DOMINICAN REPUBLIC 2.2%
SOVEREIGN ISSUES 2.2%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,549
13.000% due 12/05/2025		356,400	5,968
13.000% due 01/30/2026		78,480	1,320
Dominican Republic International Bond
9.750% due 06/05/2026		38,034	625
10.750% due 06/01/2036		77,000	1,360
11.250% due 09/15/2035		24,300	440

Total Dominican Republic (Cost $11,596)			11,262

ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
5.000% due 07/31/2040 þ		$40	20
5.500% due 07/31/2035 þ		866	494
6.900% due 07/31/2030 þ		2,267	1,587

Total Ecuador (Cost $1,592)			2,101

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government International Bond 4.750% due 04/16/2026	EUR	900	915

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Total Egypt (Cost $956)			915

GERMANY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	EUR	1,900	1,949

Total Germany (Cost $1,951)			1,949

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Ghana Government International Bond (5.000% Cash and 3.350% PIK) 8.350% due 02/16/2027 (a)	GHS	13,000	660
Ghana Government International Bond (5.000% Cash and 3.950% PIK) 8.950% due 02/11/2031 (a)		17,350	576

Total Ghana (Cost $1,190)			1,236

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
HDFC Bank Ltd. 8.100% due 03/22/2025	INR	240,000	2,804

Total India (Cost $2,898)			2,804

INDONESIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Indonesia Asahan Aluminium PT 4.750% due 05/15/2025		$1,000	998

Total Indonesia (Cost $996)			998

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.2%
OAK Hill European Credit Partners DAC 3.959% due 10/20/2031 ~	EUR	1,059	1,097

CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029 «		$711	636

Total Ireland (Cost $1,908)			1,733

ISRAEL 6.3%
SOVEREIGN ISSUES 6.3%
Israel Government International Bond 1.750% due 08/31/2025	ILS	121,900	33,015

Total Israel (Cost $32,213)			33,015

IVORY COAST 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Republic of Cote d'lvoire
6.179% (TSFR3M + 3.500%) due 03/07/2025 «~	EUR	2,700	2,791
8.268% (EUR006M + 5.000%) due 03/19/2027 «~		950	995

			3,786

SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
4.875% due 01/30/2032		897	820

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

5.250% due 03/22/2030		300	294

			1,114

Total Ivory Coast (Cost $5,117)			4,900

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$900	906
10.950% due 05/06/2026	KZT	244,000	444

Total Kazakhstan (Cost $1,396)			1,350

LEBANON 0.1%
SOVEREIGN ISSUES 0.1%
Lebanon Government International Bond 8.250% due 04/12/2049 ^		$3,200	417

Total Lebanon (Cost $414)			417

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
3.844% due 04/15/2033	MYR	400	90
4.457% due 03/31/2053		1,330	312
4.642% due 11/07/2033		700	166

Total Malaysia (Cost $569)			568

MEXICO 3.4%
SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
3.000% due 12/03/2026 (f)	MXN	265,394	12,019
4.000% due 08/24/2034 (f)		65,923	2,808
7.750% due 11/23/2034		20,600	826
8.000% due 11/07/2047		3,000	110
8.500% due 03/01/2029		3,070	140
8.500% due 11/18/2038		38,600	1,575

Total Mexico (Cost $18,835)			17,478

NAMIBIA 0.6%
SOVEREIGN ISSUES 0.6%
Namibia Government International Bond 5.250% due 10/29/2025		$3,200	3,169

Total Namibia (Cost $3,181)			3,169

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
JAB Holdings BV 4.500% due 04/08/2052 (i)		$4,200	3,162

Total Netherlands (Cost $3,216)			3,162

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.750% due 06/15/2026		$1,300	1,289

Total Oman (Cost $1,299)			1,289

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond 7.900% due 02/09/2031	PYG	11,311,000	1,469

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Total Paraguay (Cost $1,548)			1,469

PERU 4.0%
CORPORATE BONDS & NOTES 0.9%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	17,500	4,822

SOVEREIGN ISSUES 3.1%
Peru Government International Bond
6.150% due 08/12/2032		19,700	5,210
6.950% due 08/12/2031		38,100	10,689
7.300% due 08/12/2033		900	253

			16,152

Total Peru (Cost $20,950)			20,974

PHILIPPINES 2.4%
SOVEREIGN ISSUES 2.4%
Philippines Government International Bond
6.250% due 02/28/2029	PHP	619,280	10,780
6.250% due 01/14/2036		40,000	684
6.500% due 05/19/2029		54,490	957

Total Philippines (Cost $12,330)			12,421

POLAND 2.3%
SOVEREIGN ISSUES 2.3%
Poland Government International Bond
2.750% due 10/25/2029	PLN	13,100	2,811
4.750% due 07/25/2029		33,400	7,835
5.000% due 01/25/2030		5,900	1,393

Total Poland (Cost $12,679)			12,039

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 1.375% due 09/12/2026		$800	756

Total Qatar (Cost $755)			756

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	414
4.750% due 10/11/2034		200	34

Total Romania (Cost $440)			448

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 6.500% due 09/26/2033		$900	926

Total Serbia (Cost $922)			926

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$600	621

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
3.250% due 06/01/2054	SGD	1,040	830

			830

Total Singapore (Cost $1,353)			1,451

SOUTH AFRICA 3.9%
CORPORATE BONDS & NOTES 0.6%
Prosus NV 5.500% due 07/21/2025		$2,500	2,510
Transnet SOC Ltd. 10.000% due 03/30/2029	ZAR	15,000	758

			3,268

SOVEREIGN ISSUES 3.3%
South Africa Government International Bond
2.000% due 01/31/2025 (f)		65,756	3,470
7.000% due 02/28/2031		33,800	1,592
7.100% due 11/19/2036		$900	878
7.950% due 11/19/2054		900	864
8.000% due 01/31/2030	ZAR	68,700	3,489
8.500% due 01/31/2037		11,700	526
8.875% due 02/28/2035		33,400	1,612
9.000% due 01/31/2040		29,900	1,350
10.500% due 12/21/2026		58,600	3,227

			17,008

Total South Africa (Cost $20,672)			20,276

SUPRANATIONAL 3.7%
CORPORATE BONDS & NOTES 3.7%
Asian Development Bank 6.720% due 02/08/2028	INR	783,550	9,129
European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,021
6.950% due 03/01/2029	INR	520,300	6,018
Inter-American Development Bank 7.000% due 01/25/2029		34,000	395

Total Supranational (Cost $20,375)			19,563

TURKEY 2.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
SOCAR Turkey Enerji AS 6.887% (EUR006M + 5.000%) due 08/11/2026 ~	EUR	2,500	2,587
Turkiye Vakiflar Bankasi TAO 6.481% (EUR003M + 5.750%) due 12/15/2028 «~		1,000	1,058

			3,645

SOVEREIGN ISSUES 1.5%
Turkey Government International Bond
26.200% due 10/05/2033	TRY	29,100	789
27.700% due 09/27/2034		45,200	1,284
50.485% (BISTREFI) due 05/20/2026 ~		5,900	169
50.485% (BISTREFI) due 08/19/2026 ~		5,300	152
50.485% (BISTREFI) due 05/17/2028 ~		190,000	5,302

			7,696

Total Turkey (Cost $12,329)			11,341

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(e)		$98	53
0.000% due 02/01/2034 þ(e)		365	152
0.000% due 02/01/2035 þ(e)		308	183
0.000% due 02/01/2036 þ(e)		257	151
0.000% due 08/01/2041 ~		40	31
1.750% due 02/01/2029 þ		187	130
1.750% due 02/01/2034 þ		533	301
1.750% due 02/01/2035 þ		502	278

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

1.750% due 02/01/2036 þ		564	307

Total Ukraine (Cost $1,254)			1,586

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.2%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		$6,700	4,539
Standard Chartered Bank
0.000% due 05/06/2025 «(d)	PKR	141,300	448
0.000% due 06/02/2025 «(d)		156,300	493
0.000% due 11/03/2025 «(d)		148,400	445
0.000% due 12/01/2025 «(d)		165,100	493

			6,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canada Square Funding PLC 5.654% due 01/17/2059 •	GBP	368	461
Rochester Financing PLC 5.427% due 12/18/2044 •		361	451
Tower Bridge Funding PLC 5.447% due 12/20/2063 •		149	186
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (d)		0	1,382

			2,480

Total United Kingdom (Cost $8,662)			8,898

UNITED STATES 4.6%
ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust 5.287% due 07/25/2036 ~		$3	3
Citigroup Mortgage Loan Trust 4.513% due 07/25/2045 •		66	46
Countrywide Asset-Backed Certificates Trust 4.643% due 11/25/2037 •		985	919
Credit-Based Asset Servicing & Securitization LLC 4.822% due 07/25/2037 •		22	14
Fremont Home Loan Trust 4.753% due 10/25/2036 •		2,791	1,105
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •		22	9
GSAMP Trust 4.523% due 12/25/2036 •		77	38
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •		32	9
JP Morgan Mortgage Acquisition Corp. 4.963% due 02/25/2036 •		227	224
MASTR Asset-Backed Securities Trust 4.553% due 01/25/2037 •		165	47
Morgan Stanley ABS Capital, Inc. Trust 5.218% due 01/25/2035 •		185	183
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 þ		1,044	232
OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,800	1,789
Residential Asset Securities Corp. Trust 5.413% due 08/25/2035 •		146	144
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •		237	51
WaMu Asset-Backed Certificates WaMu Trust 4.693% due 05/25/2037 •		1,290	1,116

			5,929

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ziraat Bank 7.459% (TSFR3M + 6.000%) due 06/15/2034 «~		1,400	1,395

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Mortgage Trust 6.619% due 07/25/2034 ~		22	21
CitiMortgage Alternative Loan Trust 5.103% due 10/25/2036 •		663	505
Countrywide Alternative Loan Trust
4.733% due 04/25/2047 •		855	767
4.803% due 05/25/2036 •		1,178	461
4.908% due 10/25/2035 ~		6	5
5.013% due 12/25/2035 •		32	28

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust 4.993% due 04/25/2046 •		369	103
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •		136	109
HarborView Mortgage Loan Trust 6.825% due 10/19/2035 •		230	116
IndyMac INDX Mortgage Loan Trust 5.093% due 07/25/2045 •		157	123
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		146	142
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •		338	331
New York Mortgage Trust 4.993% due 04/25/2035 •		1,306	1,248
Structured Asset Mortgage Investments Trust 4.881% due 04/19/2035 •		331	314
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		33	33
Turkeys First National Bank 7.962% due 11/15/2034 «(h)		800	810
WaMu Mortgage Pass-Through Certificates Trust
4.823% due 05/25/2034 •		137	126
5.170% due 03/25/2037 ~		46	42

			5,284

SOVEREIGN ISSUES 1.7%
Colombia Government International Bond
1.000% due 11/03/2027 «	COP	8,371,500	1,706
1.000% due 04/28/2028 «		28,708,700	5,733
1.000% due 09/18/2030 «		8,118,700	1,600

			9,039

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae 5.650% due 01/25/2055 «•		$2,600	2,598
Freddie Mac
4.963% due 09/25/2031 •		24	25
7.481% due 08/01/2035 •		1	1

			2,624

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071«(h)		1	0

Total United States (Cost $26,643)			24,271

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond 9.750% due 07/20/2033	UYU	65,600	1,511

Total Uruguay (Cost $1,528)			1,511

UZBEKISTAN 0.4%
CORPORATE BONDS & NOTES 0.3%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	511
21.000% due 07/24/2027	UZS	15,540,000	1,202

			1,713

SOVEREIGN ISSUES 0.1%
Republic of Uzbekistan International Bond 16.625% due 05/29/2027		4,110,000	325

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Total Uzbekistan (Cost $2,055)			2,038

VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond 9.250% due 09/15/2027 ^(b)		$1,700	274

Total Venezuela (Cost $254)			274

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
11.000% due 07/27/2025	ZMW	7,400	271
12.000% due 07/04/2025		1,700	60
12.000% due 05/03/2028		850	25
13.000% due 01/25/2031		12,351	328
22.000% due 01/22/2029		900	33
23.000% due 01/22/2031		9,300	349

Total Zambia (Cost $1,158)			1,066

SHORT-TERM INSTRUMENTS 6.2%
HUNGARY TREASURY BILLS 3.8%
6.589% due 01/02/2025 - 01/09/2025 (c)(d)	HUF	7,955,000	20,024

NIGERIA TREASURY BILLS 1.3%
28.566% due 02/25/2025 - 10/07/2025 (c)(d)	NGN	11,690,438	6,812

U.S. TREASURY BILLS 1.1%
4.449% due 01/16/2025 - 03/27/2025 (c)(d)(l)		$5,824	5,791

Total Short-Term Instruments (Cost $32,558)			32,627

Total Investments in Securities (Cost $386,682)			367,632

		SHARES
INVESTMENTS IN AFFILIATES 21.6%
SHORT-TERM INSTRUMENTS 21.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.6%
PIMCO Short Asset Portfolio		5,530,724	54,168
PIMCO Short-Term Floating NAV Portfolio III		5,993,588	58,359

Total Short-Term Instruments (Cost $112,895)			112,527

Total Investments in Affiliates (Cost $112,895)			112,527

Total Investments 92.0% (Cost $499,577)			$480,159
Financial Derivative Instruments(j)(k)1.0%(Cost or Premiums, net $(643))			4,971
Other Assets and Liabilities, net 7.0%			36,921

Net Assets 100.0%			$522,051

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Payment in-kind security.
(b)				Security is not accruing income as of the date of this report.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Security becomes interest bearing at a future date.
(f)				Principal amount of security is adjusted for inflation.
(g)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)				RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071			06/10/2022	$0	$0	0.00%
Turkeys First National Bank 7.962% due 11/15/2034			09/18/2024	800	810	0.16

				$800	$810	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.600%		12/20/2024	01/31/2025	$(1,792)	$(1,795)
BRC	4.200		12/20/2024	TBD(2)	(840)	(841)

Total Reverse Repurchase Agreements						$(2,636)

(i)				Securities with an aggregate market value of $2,808 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,616) at a weighted average interest rate of 5.315%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(j)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	260	$17,083	$(54)	$38	$(28)
Euro-Bund March Futures	03/2025	19	2,626	(45)	8	0
U.S. Treasury 2-Year Note March Futures	03/2025	194	39,888	(23)	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	92	9,780	(52)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2025	30	3,263	(27)	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	8	951	(29)	0	(3)

				$(230)	$46	$(50)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

SHORTFUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2025	12		$(1,366)	$32		$3	$0
U.S. Ultra Treasury 10-Year Note March Futures				03/2025	12		(1,336)	21		3	0

								$53		$6	$0

Total Futures Contracts								$(177)		$52	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	100	$1	$0	$1	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564		$100	1	0	1	0	0

							$2	$0	$2	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	9,800	$(106)	$6	$(100)	$10	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		5,100	(16)	(17)	(33)	14	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		21,400	149	453	602	0	(65)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,500	(19)	72	53	0	(7)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		3,900	102	117	219	0	(18)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		6,500	9	(642)	(633)	41	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	213,714	(14)	(21)	(35)	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.008	Semi-Annual	12/05/2029		251,290	0	25	25	0	(2)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030		1,053,250	(43)	132	89	0	(12)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	77,760	(117)	(256)	(373)	0	(97)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028		4,822	(33)	(59)	(92)	0	(12)
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030		28,370	5	91	96	91	0
Pay	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	03/20/2026	THB	564,369	18	34	52	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		23,230	10	12	22	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		372,830	15	(23)	(8)	1	0
Pay	1-Day THB-THOR Compounded-OIS	3.000	Quarterly	09/18/2034		5,150	6	4	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$100	1	0	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/31/2026		40,000	6	32	38	6	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		5,000	26	(7)	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	454	425	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	05/31/2029		14,000	0	70	70	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		77,189	(1,861)	379	(1,482)	0	(39)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,400	475	231	706	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		65,000	(383)	1,259	876	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,700	(12)	(24)	(36)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		3,500	74	(78)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	11	101	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(72)	148	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	18	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	23	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	20	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	7	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(45)	267	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	8	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	29	25	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(585)	(348)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	240	163	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,400	(214)	(11)	(225)	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		3,400	216	(235)	(19)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	12	26	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	(2)	60	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,300	566	224	790	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		600	27	18	45	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		7,900	8	(611)	(603)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		4,200	(392)	518	126	4	0
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025	BRL	228,800	0	11	11	0	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		51,600	0	(456)	(456)	0	(1)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	32	32	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	278	278	1	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(88)	(116)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	776	776	0	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(327)	(327)	0	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(204)	(204)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(185)	(185)	0	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	387	387	0	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(253)	(253)	0	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		28,400	0	(426)	(426)	0	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(118)	(118)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(118)	(118)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(141)	(141)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(516)	(516)	0	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	254	254	0	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	132	132	0	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	209	209	0	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	210	210	0	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(195)	(195)	0	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(183)	(183)	0	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	230	230	0	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	134	134	0	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	109	109	0	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	520	520	0	0
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(656)	(517)	0	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	91	91	0	0
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	91	91	0	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(168)	(168)	0	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(388)	(429)	0	(2)
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(333)	(333)	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(516)	(516)	0	(2)
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	156	163	1	0
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	262	252	1	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		9,200	0	111	111	1	0
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	75	75	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		30,900	0	311	311	2	0
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029		17,800	0	144	144	1	0
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		13,400	0	72	72	1	0
Receive(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	03/19/2030	CHF	4,890	(73)	(17)	(90)	0	(9)
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	45,784	(85)	(159)	(244)	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		4,130	(22)	0	(22)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	23,902,000	0	9	9	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		5,122,000	0	1	1	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		1,568,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		3,122,400	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		7,381,200	0	0	0	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		4,480,000	0	1	1	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		7,479,000	0	7	7	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		7,479,000	0	8	8	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		3,916,700	0	6	6	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		8,340,200	0	(6)	(6)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		14,393,000	0	3	3	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	(2)	(2)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	8	8	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	39	39	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	32	32	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	32	(10)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	71	71	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(14)	61	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		9,635,600	35	(65)	(30)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(21)	(36)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	10	10	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(55)	(55)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		1,871,600	0	8	8	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(232)	(232)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	08/02/2029		11,241,500	0	87	87	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.710	Quarterly	08/05/2029		12,298,900	0	108	108	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/06/2029		3,772,400	0	(43)	(43)	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(151)	(151)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		2,597,000	0	(39)	(39)	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(74)	(151)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		11,388,900	0	(102)	(102)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	12/05/2029		3,413,500	0	(30)	(30)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	12/16/2029		10,870,800	0	55	55	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(27)	(27)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	(15)	(15)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	78	78	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	38	38	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	96	96	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	118	118	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(29)	(29)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	129	129	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		8,020,000	0	126	126	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	29	29	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	39	39	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		4,861,000	0	(17)	(17)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		1,787,200	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	12	12	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(14)	(14)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	95	111	0	0
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	23,800	(207)	20	(187)	0	(31)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,200	(2)	51	49	2	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		2,800	(4)	109	105	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		400	(1)	17	16	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(8)	(8)	0	0
Pay	3-Month EUR-EURIBOR	2.248	Annual	09/30/2029		1,700	(2)	(3)	(5)	4	0
Pay	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		8,300	3	(28)	(25)	18	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		14,720	259	(54)	205	38	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	11	10	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		5,300	67	7	74	15	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		4,905	19	(136)	(117)	0	(23)
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028	ILS	10,700	53	(15)	38	0	(3)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		8,800	0	19	19	4	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		5,200	0	13	13	2	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		3,900	0	12	12	2	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		3,910	0	12	12	2	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		2,300	0	4	4	1	0
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		1,400	0	3	3	1	0
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		1,600	0	5	5	1	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		1,100	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		400	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		2,400	0	9	9	1	0
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		1,900	0	8	8	1	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		1,100	0	5	5	0	0
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		3,700	0	19	19	2	0
Pay	3-Month ILS-TELBOR	4.115	Annual	11/27/2029		4,000	0	(2)	(2)	2	0
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		8,900	(5)	14	9	0	(4)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		300	0	1	1	0	0
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		175	0	0	0	0	0
Receive	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028	KRW	2,784,500	(85)	5	(80)	0	0
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030		605,440	(8)	2	(6)	0	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	(53)	(53)	2	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	0	0	0	0
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	26	26	0	(2)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	4	4	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	0	0	0	0
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	31	31	0	(1)
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	(4)	(4)	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month PLN-WIBOR	5.134	Annual	10/25/2034		1,400	0	(1)	(1)	1	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		1,300	0	0	0	0	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	127	125	20	0
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	(57)	(57)	0	(20)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025	ZAR	102,900	27	1	28	0	0
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		23,900	0	(4)	(4)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	64	64	0	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(6)	(6)	0	(1)
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(40)	(40)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	6	17	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	20	168	5	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(3)	(21)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	9	9	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	94	112	2	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	24	62	1	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(19)	(66)	0	(2)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(60)	(60)	0	(1)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(22)	(22)	0	0
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	25	(127)	0	(3)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	(3)	19	2	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	4	4	0	(1)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(22)	21	0	(4)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	198	198	0	(2)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	53	53	11	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	39	39	4	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	27	27	0	0
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	(16)	(16)	0	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(22)	(22)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(47)	(48)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(11)	(11)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	(24)	25	1	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	23	23	0	(1)
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	15	15	0	(1)
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	(55)	(55)	3	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	(12)	(11)	1	0
Receive	6-Month CLP-CHILIBOR	5.165	Semi-Annual	08/01/2029		2,153,000	0	7	7	0	(1)
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	08/01/2029		3,596,000	0	11	11	0	(2)
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	17	17	0	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		630,000	0	19	19	0	0
Pay	6-Month CLP-CHILIBOR	4.570	Semi-Annual	10/10/2029		842,100	0	(25)	(25)	0	0
Pay	6-Month CLP-CHILIBOR	4.600	Semi-Annual	10/10/2029		858,300	0	(24)	(24)	0	0
Pay	6-Month CLP-CHILIBOR	4.570	Semi-Annual	10/11/2029		834,100	0	(25)	(25)	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		1,504,000	0	34	34	0	(1)
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(293)	(293)	1	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(3)	(3)	0	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	(46)	(46)	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(155)	(155)	0	(2)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	97	97	0	(3)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	0	0	0	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(36)	(36)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(12)	(12)	0	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(13)	(13)	0	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(7)	(7)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(78)	(78)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(53)	(53)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	(3)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(13)	(14)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	(42)	(60)	1	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	(9)	(9)	1	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	(3)	(3)	0	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	2	2	0	(2)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	(4)	(4)	1	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(44)	(69)	1	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		201,700	274	(46)	228	0	(4)
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(24)	(24)	1	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	20	30	0	(1)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	63	63	0	(2)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	(24)	(24)	1	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	7	7	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(35)	(35)	0	0
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	24	24	0	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		132,100	(2)	(22)	(24)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	EUR	2,500	39	37	76	3	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/07/2029		9,760	(54)	9	(45)	0	(21)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029		5,600	0	(6)	(6)	0	(11)
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		6,700	(278)	(25)	(303)	0	(18)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		600	(2)	(18)	(20)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		500	(2)	(18)	(20)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,900	199	65	264	9	0
Receive(5)	6-Month EUR-EURIBOR	1.800	Annual	11/07/2054		2,800	(3)	1	(2)	0	(4)
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(120)	(170)	1	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	30	30	0	(1)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	133	(44)	89	0	(2)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(35)	(8)	(43)	0	(2)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(51)	(51)	0	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	83	83	0	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	10	10	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	282	282	0	(2)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	28	28	0	(1)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	74	94	17	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028	1,600	13	1	14	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028	6,200	0	18	18	0	(1)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028	47,500	(7)	204	197	0	(6)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029	5,100	0	8	8	1	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029	6,400	0	30	30	1	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029	17,200	0	2	2	3	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029	3,500	0	(9)	(9)	1	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029	3,100	0	(11)	(11)	0	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029	13,300	0	117	117	0	(1)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029	13,600	0	101	101	0	(1)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029	5,600	0	40	40	0	(1)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030	5,400	0	244	244	1	0
Pay	6-Month PLN-WIBOR	5.087	Annual	06/28/2034	4,800	64	(39)	25	2	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	13,800	0	(3)	(3)	0	0
Pay(5)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028	13,800	7	(7)	0	0	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029	50,000	0	91	91	0	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029	36,300	0	37	37	0	0
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029	25,700	2	(22)	(20)	0	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029	9,700	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034	13,400	0	22	22	0	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034	18,000	0	14	14	0	(1)
Pay(5)	28-Day MXN-TIIE	9.370	Lunar	12/21/2034	22,500	0	0	0	1	0
Receive(5)	CAONREPO	3.750	Annual	03/19/2027	CAD	200	(4)	1	(3)	0	0
Receive(5)	CAONREPO	3.250	Annual	03/19/2030	14,200	(345)	103	(242)	0	(12)
Pay(5)	CAONREPO	3.500	Annual	03/19/2035	13,500	569	(148)	421	19	0
Receive(5)	CAONREPO	3.500	Annual	03/19/2055	2,600	(192)	26	(166)	0	(10)

$(275)	$2,127	$1,852	$530	$(557)

Total Swap Agreements	$(273)	$2,127	$1,854	$530	$(557)

Cash of $8,618 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	NZD	3,138	$1,849	$93	$0
01/2025	SGD	4,200	3,126	48	0
03/2025	$2,703	PHP	150,908	0	(121)
09/2025	PHP	151,214	$2,703	130	0
BOA	01/2025	BRL	9,740	1,562	0	(15)
01/2025	CNH	3,018	415	3	0
01/2025	DOP	20,618	339	3	0
01/2025	HUF	219,512	550	0	(3)
01/2025	JPY	582	4	0	0
01/2025	KRW	914,668	655	36	0
01/2025	MXN	26,468	1,295	32	0
01/2025	MYR	20,094	4,502	14	0
01/2025	PLN	5,397	1,314	8	0
01/2025	SGD	5,751	4,270	56	0
01/2025	TRY	25,259	580	0	(116)
01/2025	$1,573	BRL	9,740	4	0
01/2025	8,302	CNH	60,097	0	(112)
01/2025	2,294	CNY	16,481	0	(11)
01/2025	266	IDR	4,244,427	0	(4)
01/2025	760	KRW	1,073,036	0	(33)
01/2025	2,276	MYR	10,075	0	(26)
01/2025	3,643	PLN	14,829	0	(55)
01/2025	1,238	ZAR	22,407	0	(53)
02/2025	BRL	5,410	$936	66	0
02/2025	CNH	5,978	837	22	0
02/2025	MXN	27,135	1,344	51	0
02/2025	TRY	23,018	617	0	(5)
02/2025	$416	BRL	2,408	0	(29)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

	02/2025		1,148	CNY	8,228	0	(10)
	02/2025		520	MXN	10,421	0	(23)
	03/2025	MXN	15,430		$752	21	0
	05/2025	TRY	12,058		258	0	(46)
	06/2025	PHP	41,424		697	0	(9)
BPS	01/2025	AUD	3,010		1,921	58	0
	01/2025	BRL	11,569		1,900	27	0
	01/2025	CAD	4,734		3,372	77	0
	01/2025	CHF	5,323		5,985	114	0
	01/2025	CNH	93,058		12,920	237	0
	01/2025	COP	2,305,012		530	8	0
	01/2025	EUR	313	RON	1,566	1	0
	01/2025		1,262		$1,315	8	0
	01/2025	HUF	1,436,441		3,610	3	(8)
	01/2025	IDR	63,945,133		3,916	0	(45)
	01/2025	INR	846,427		9,917	52	0
	01/2025	JPY	161,800		1,027	0	(3)
	01/2025	KRW	10,720,031		7,325	81	(19)
	01/2025	MXN	39,443		1,953	62	0
	01/2025	PLN	5,554		1,352	9	0
	01/2025	SGD	9,373		6,951	84	0
	01/2025	TRY	14,270		393	0	(2)
	01/2025	TWD	230,641		7,099	87	0
	01/2025		$1,868	BRL	11,569	4	0
	01/2025		3,837	CNH	27,630	0	(71)
	01/2025		1,847	CNY	13,251	0	(12)
	01/2025		18,243	CZK	434,492	0	(378)
	01/2025		2,592	EUR	2,482	0	(19)
	01/2025		14,952	HUF	5,902,194	0	(97)
	01/2025		5,158	IDR	82,074,498	0	(91)
	01/2025		7,658	INR	650,375	0	(76)
	01/2025		5,963	KRW	8,519,953	0	(192)
	01/2025		2,766	MYR	12,442	14	(3)
	01/2025		6,751	PLN	27,569	0	(82)
	01/2025		6,012	TWD	191,659	0	(186)
	01/2025		1,259	ZAR	22,820	0	(52)
	01/2025	ZAR	22,858		$1,292	83	0
	02/2025	BRL	2,404		416	30	0
	02/2025	CNH	42,515		5,856	58	0
	02/2025	PHP	41,424		704	0	(5)
	02/2025	TRY	19,006		508	0	(4)
	02/2025		$7,329	CNH	52,542	0	(163)
	02/2025		92	CNY	657	0	(1)
	02/2025		561	PHP	32,701	0	0
	02/2025		1,380	RON	6,570	0	(15)
	03/2025	ILS	707		$197	2	0
	03/2025	MXN	16,259		783	12	0
	03/2025	PHP	32,701		560	0	0
	03/2025		$624	BRL	3,555	0	(55)
	03/2025		3,916	IDR	64,138,986	25	0
	03/2025		1,211	ILS	4,356	0	(11)
	03/2025		1,740	INR	149,945	0	(2)
	03/2025		3,226	KRW	4,775,802	15	0
	03/2025		8,194	MXN	168,143	0	(231)
	04/2025		37,354	BRL	230,500	0	(593)
	04/2025		2,324	TWD	74,960	0	(34)
	05/2025	CNH	6,298		$870	8	0
	05/2025		$1,147	CNH	8,333	0	(6)
	09/2025	ILS	91,339		$24,955	0	(345)
	10/2025	BRL	141,700		23,120	1,618	0
	10/2025	EUR	2,037		2,190	46	0
	05/2029	KWD	2,630		9,040	213	0
	07/2029		295		1,015	24	0
BRC	01/2025	AUD	4,331		2,690	9	0
	01/2025	BRL	9,772		1,582	0	0
	01/2025	EUR	1,566	RON	7,839	6	0
	01/2025		1,422		$1,487	14	0
	01/2025	GBP	6,663		8,388	47	0
	01/2025	INR	108,442		1,268	5	0
	01/2025	KRW	3,474,022		2,400	47	0
	01/2025	MYR	22,434		5,038	35	(8)
	01/2025	SGD	726		538	6	0
	01/2025	TRY	88,610		2,238	0	(250)
	01/2025		$1,262	AUD	1,939	0	(62)
	01/2025		1,578	BRL	9,772	4	0
	01/2025		5,259	CAD	7,563	5	0
	01/2025		1,166	CLP	1,154,282	0	(6)
	01/2025		1,835	EUR	1,732	0	(40)
	01/2025		4,707	GBP	3,726	0	(43)
	01/2025		1,610	IDR	25,253,618	0	(49)
	01/2025		3,803	INR	325,076	0	(15)
	01/2025		902	JPY	134,785	0	(45)
	01/2025		2,013	KRW	2,872,108	0	(68)
	01/2025		614	MXN	12,567	0	(13)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		27,853	MYR	123,579	0	(257)
	01/2025		2,943	PLN	11,982	0	(44)
	01/2025		159	THB	5,417	0	0
	01/2025		13,649	TRY	513,563	677	0
	01/2025		2,598	TWD	85,166	0	(9)
	01/2025	ZAR	39,068		$2,106	38	0
	02/2025	CNH	10,717		1,496	34	0
	02/2025	MXN	96,882		4,643	33	0
	02/2025	RON	11,440		2,432	56	0
	02/2025		$1,573	BRL	9,772	0	0
	02/2025		837	CNH	5,975	0	(22)
	02/2025		2,383	RON	11,327	0	(30)
	02/2025		11,993	TRY	454,547	249	0
	03/2025	BRL	1,193		$206	15	0
	03/2025	MXN	26,561		1,297	39	0
	03/2025	TRY	16,900		439	0	(5)
	03/2025		$4,944	ILS	17,605	0	(92)
	03/2025		3,083	MXN	63,700	0	(65)
	03/2025		9,167	TRY	350,524	125	0
	04/2025	TRY	19,077		$416	0	(78)
	05/2025		$258	TRY	12,058	46	0
	07/2025		75		3,404	6	0
BSH	01/2025	BRL	19,532		$3,144	0	(18)
	01/2025	PEN	6,811		1,827	16	0
	01/2025		$3,184	BRL	19,532	5	(27)
	01/2025		143	PEN	534	0	0
	03/2025	CLP	847,731		$871	19	0
	04/2025	BRL	230,800		40,881	4,072	0
CBK	01/2025	AUD	954		620	29	0
	01/2025	BRL	10,207		1,666	14	0
	01/2025	CNH	28,508		3,969	84	0
	01/2025	COP	3,407,384		773	0	(1)
	01/2025	DOP	25,002		412	4	0
	01/2025	HUF	31,504		79	0	0
	01/2025	IDR	77,880,000		4,822	0	(2)
	01/2025	INR	1,553,048		18,224	113	0
	01/2025	KRW	3,989,415		2,718	14	0
	01/2025	MXN	8,653		417	3	0
	01/2025	PEN	6,657		1,777	5	0
	01/2025	PHP	150,079		2,582	0	(1)
	01/2025	RON	4,410	EUR	882	0	(4)
	01/2025	TWD	144,906		$4,420	15	0
	01/2025		$1,648	BRL	10,207	4	0
	01/2025		1,542	CNH	11,008	0	(42)
	01/2025		10,778	CNY	77,142	0	(89)
	01/2025		773	COP	3,407,384	0	0
	01/2025		206	CZK	4,911	0	(4)
	01/2025		4,688	GBP	3,669	0	(95)
	01/2025		82	HUF	32,641	0	0
	01/2025		4,738	IDR	74,899,020	1	(99)
	01/2025		18,425	INR	1,558,630	0	(249)
	01/2025		18,428	KRW	25,564,342	0	(1,108)
	01/2025		16,857	MXN	334,362	0	(862)
	01/2025		3,954	PEN	14,802	1	(17)
	01/2025		424	PHP	24,961	5	0
	01/2025		8,866	THB	301,079	0	(33)
	01/2025		21,643	TWD	689,853	0	(671)
	01/2025		2,049	UYU	85,936	2	(100)
	01/2025	UYU	17,149		$380	0	(10)
	02/2025	CNH	15,216		2,124	49	0
	02/2025	DOP	63,293		1,040	8	0
	02/2025	PEN	11,930		3,188	19	0
	02/2025	UGX	687,640		165	0	(18)
	02/2025		$8,994	BRL	51,983	0	(629)
	02/2025		21,197	CNY	152,220	0	(151)
	02/2025		789	KZT	393,044	0	(46)
	02/2025		280	PHP	16,272	0	(1)
	03/2025	IDR	1,048,806		$64	0	0
	03/2025		$3,224	CNY	23,121	0	(28)
	03/2025		1,208	COP	5,393,609	4	0
	03/2025		4,822	IDR	78,109,058	0	(22)
	03/2025		16,662	INR	1,427,119	0	(118)
	03/2025		2,555	KRW	3,739,816	0	(17)
	03/2025		310	UYU	13,296	0	(10)
	04/2025	EGP	6,565		$126	1	0
	04/2025	PEN	17,148		4,606	53	0
	04/2025		$773	COP	3,466,905	4	0
	04/2025		416	TRY	19,047	77	0
	04/2025		3	UYU	126	0	0
	09/2025	ILS	29,824		$7,972	0	(289)
	10/2025		$386	COP	1,880,592	25	0
DUB	01/2025	MYR	7,749		$1,736	5	0
	01/2025		$12,004	KRW	16,727,480	0	(672)
	01/2025		1,623	PLN	6,641	0	(16)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		14,214	THB	483,501	5	(34)
	02/2025	PEN	7,532		$2,011	10	0
	02/2025	PKR	63,300		215	0	(12)
	02/2025	UGX	2,130,672		525	0	(45)
	02/2025		$119	KES	15,865	2	0
	02/2025		17,160	MXN	347,166	0	(626)
	02/2025		211	PKR	63,300	16	0
	02/2025		1,040	RON	4,943	0	(13)
	02/2025		348	UGX	1,300,942	0	(1)
	03/2025		827	EGP	47,346	77	0
	03/2025		896	MXN	18,294	0	(30)
	03/2025		94	TRY	4,459	24	0
	10/2025	EGP	7,412		$132	3	0
	11/2025	PKR	54,259		183	0	(5)
FAR	01/2025	BRL	34,000		5,491	0	(13)
	01/2025		$377	AUD	581	0	(17)
	01/2025		5,526	BRL	34,000	0	(22)
	01/2025		1,419	CNY	10,173	0	(9)
	01/2025		1,645	INR	140,989	0	(3)
	01/2025		296	TWD	9,590	0	(4)
	02/2025	BRL	34,179		$5,526	26	0
	02/2025	CLP	936,469		961	20	0
GLM	01/2025	BRL	4,894		790	0	(2)
	01/2025	CLP	751,117		758	3	0
	01/2025	DOP	132,475		2,177	16	0
	01/2025	MXN	105,413		5,161	124	0
	01/2025	PEN	5,269		1,406	3	0
	01/2025	THB	654,676		19,226	56	(39)
	01/2025		$805	BRL	4,894	0	(13)
	01/2025		3,314	IDR	52,562,584	0	(68)
	01/2025		5,554	KRW	7,632,226	0	(381)
	01/2025		1,940	PLN	7,897	0	(30)
	01/2025		1,435	SGD	1,921	0	(27)
	01/2025		3,752	THB	128,033	4	0
	01/2025		1,286	TRY	53,622	223	0
	01/2025		4,705	TWD	151,105	0	(111)
	01/2025		1,384	ZAR	25,493	0	(35)
	01/2025	UYU	26,540		$592	0	(12)
	02/2025	DOP	356,333		5,853	44	0
	02/2025		$525	BRL	3,073	0	(31)
	02/2025		7,729	MXN	157,370	0	(232)
	02/2025		14,220	THB	482,180	0	(36)
	03/2025	CLP	2,663,341		$2,724	48	0
	03/2025	DOP	284,133		4,645	26	0
	03/2025	MXN	13,354		654	21	0
	03/2025		$21,865	BRL	128,793	0	(1,254)
	03/2025		4,014	DOP	247,250	0	(2)
	03/2025		2,385	PHP	133,540	0	(100)
	03/2025		3,024	TRY	144,844	805	0
	04/2025	BRL	381,300		$68,567	7,756	0
	04/2025	PEN	6,351		1,690	4	0
	04/2025		$1,597	COP	7,295,894	39	0
	04/2025		1,122	TRY	46,057	74	0
	06/2025		893		39,819	61	0
	09/2025	PHP	133,540		$2,380	107	0
JPM	01/2025	BRL	5,805		937	0	(2)
	01/2025	CNH	9,109		1,256	14	0
	01/2025	COP	995,567		223	0	(2)
	01/2025	HUF	1,040,122		2,667	50	0
	01/2025	IDR	6,385,749		391	0	(5)
	01/2025	JPY	24,254		162	8	0
	01/2025	KRW	3,279,942		2,296	75	0
	01/2025	PLN	1,486		366	6	0
	01/2025	SGD	297		221	4	0
	01/2025	TRY	8,235		231	0	(1)
	01/2025		$953	BRL	5,805	0	(14)
	01/2025		10,870	CNH	78,160	0	(217)
	01/2025		1,710	CNY	12,261	0	(12)
	01/2025		111	HUF	43,884	0	0
	01/2025		1,635	IDR	25,919,939	0	(32)
	01/2025		2,944	INR	249,229	0	(37)
	01/2025		758	PLN	3,105	0	(7)
	01/2025		345	TRY	13,236	23	0
	01/2025		4,181	TWD	135,415	0	(64)
	01/2025	UYU	11,927		$267	0	(4)
	02/2025	BRL	5,836		953	14	0
	02/2025	CNH	26,431		3,634	29	0
	02/2025	PHP	63,560		1,087	0	(2)
	02/2025		$210	KZT	105,116	0	(12)
	02/2025		2,714	TRY	101,708	34	0
	02/2025		159	UZS	2,126,625	3	0
	03/2025		412	EGP	23,546	38	0
	03/2025		391	IDR	6,405,694	3	0
	03/2025		81	TRY	3,940	23	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

	04/2025	BRL	2,700		$480	50	0
	05/2025		$1,969	TRY	87,296	224	0
	11/2025	PKR	105,968		$358	0	(10)
MBC	01/2025	AUD	1,045		677	30	0
	01/2025	CAD	1,761		1,260	34	0
	01/2025	CHF	1,644		1,874	60	0
	01/2025	CNH	11,049		1,516	11	0
	01/2025	EUR	26,204		27,556	399	0
	01/2025	GBP	1,567		1,973	12	0
	01/2025	INR	62,774		733	1	0
	01/2025	JPY	66,800		447	23	0
	01/2025	KRW	361,317		252	7	0
	01/2025	MYR	3,854		864	3	0
	01/2025	NOK	8,295		740	12	0
	01/2025	PLN	2,449		600	8	0
	01/2025	SEK	5,502		505	8	0
	01/2025	SGD	3,297		2,422	6	0
	01/2025	TWD	117,812		3,621	40	0
	01/2025		$2,694	AUD	4,325	0	(17)
	01/2025		224	EGP	11,340	0	(3)
	01/2025		2,663	EUR	2,556	0	(14)
	01/2025		3,961	INR	335,963	0	(43)
	01/2025		5,276	JPY	806,500	0	(145)
	01/2025		16,673	KRW	23,164,588	0	(984)
	01/2025		1,238	MYR	5,463	0	(18)
	01/2025		14	NOK	150	0	0
	01/2025		7,694	SGD	10,390	0	(82)
	01/2025	UYU	13,610		$305	0	(4)
	02/2025	CNH	38,521		5,329	75	0
	02/2025	UGX	2,082,661		517	0	(41)
	02/2025		$5,246	CNH	38,288	0	(25)
	02/2025		1,833	EGP	108,789	271	0
	02/2025		246	UYU	10,388	0	(11)
	03/2025		1,577	ILS	5,611	0	(31)
	03/2025		733	INR	63,100	0	(1)
	04/2025		3,621	TWD	117,141	0	(42)
	05/2025	CNH	6,357		$878	8	0
	05/2025		$602	CNH	4,373	0	(3)
MYI	01/2025	CLP	489,555		$495	3	0
	01/2025	GBP	971		1,215	0	(1)
	01/2025	MXN	47,429		2,333	69	0
	01/2025		$216	HUF	84,522	0	(4)
	01/2025		3,884	IDR	61,389,650	0	(81)
	01/2025		324	MXN	6,553	0	(11)
	01/2025		159	PEN	593	0	(1)
	01/2025		646	PLN	2,627	0	(10)
	02/2025	MXN	35,302		$1,717	39	0
	02/2025		$153	TRY	5,772	3	0
	03/2025	ILS	2,073		$575	4	0
	10/2026		$685	AZN	1,226	0	0
	10/2027		1,370		2,521	0	0
NGF	03/2025		3,359	PHP	187,554	0	(151)
	09/2025	PHP	187,554		$3,352	160	0
RBC	01/2025	CAD	3,582		2,556	63	0
	01/2025	MXN	67,319		3,327	108	0
	03/2025		$7,844	MXN	160,642	0	(236)
RYL	01/2025	CAD	3,777		$2,628	0	(1)
	01/2025	HUF	416,283		1,050	2	0
	01/2025		$599	GBP	472	0	(8)
	01/2025		423	SEK	4,620	0	(6)
SCX	01/2025	BRL	13,109		$2,168	46	0
	01/2025	CAD	3,823		2,655	0	(6)
	01/2025	EGP	2,834		56	0	0
	01/2025	EUR	2,649		2,756	11	0
	01/2025	INR	36,089		426	5	0
	01/2025	KRW	953,186		649	3	0
	01/2025	PEN	17,080		4,578	35	0
	01/2025	SGD	1,677		1,247	19	0
	01/2025	TWD	62,349		1,912	16	0
	01/2025		$2,117	BRL	13,109	5	0
	01/2025		789	CNH	5,700	0	(12)
	01/2025		3,492	CNY	25,095	0	(15)
	01/2025		222	EGP	11,326	1	0
	01/2025		4,446	EUR	4,215	0	(78)
	01/2025		4,635	IDR	73,306,201	0	(110)
	01/2025		6,856	INR	580,446	0	(87)
	01/2025		963	MYR	4,331	4	0
	01/2025		1,890	NZD	3,282	0	(53)
	01/2025		5,136	TWD	166,551	0	(72)
	02/2025	COP	5,501,168		$1,239	0	(4)
	03/2025		$649	KRW	950,783	0	(4)
	03/2025		16,778	PHP	933,814	0	(802)
	04/2025		1,912	TWD	62,043	0	(16)
	05/2025	CNH	13,192		$1,830	24	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

	05/2025	PKR	103,004	361			0	(5)
	09/2025	PHP	934,754	16,758			851	0
SOG	01/2025	EUR	863	RON	4,321		4	0
	01/2025	PLN	7,019	$1,732			34	0
	01/2025		$1,590	PLN	6,499		0	(17)
	02/2025		4,858	RON	23,148		0	(50)
	03/2025		151	EGP	8,020		2	0
SSB	01/2025	COP	3,417,788	$776			1	0
	01/2025	IDR	9,560,121	599			8	0
	01/2025	MXN	16,796	849			44	0
	01/2025		$2,595	PHP	150,079		0	0
	02/2025		776	COP	3,435,723		0	(1)
TOR	01/2025	JPY	46,499	$309			13	0
UAG	01/2025	RON	9,316	EUR	1,862		0	(7)
	01/2025	SGD	1,123	$836			13	0
	01/2025		$836	MXN	17,139		0	(14)
	01/2025		900	NOK	10,006		0	(21)
	01/2025		2,464	PLN	10,016		0	(40)
	02/2025		1,645	RON	7,818		0	(21)
	03/2025	BRL	3,555	$624			55	0
	05/2025		$121	TRY	4,942		3	0
	08/2025		290	12,887			6	0
	11/2025		112	5,288			1	0

Total Forward Foreign Currency Contracts							$22,652	$(17,159)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.430	02/06/2025	9,458	$129	$2
	Put - OTC USD versus MXN		MXN	18.800	02/06/2025	9,458	138	0
GLM	Put - OTC USD versus MXN			20.500	12/22/2025	7,795	275	181
MBC	Call - OTC USD versus CNH		CNH	7.300	05/15/2025	27,461	305	445
UAG	Put - OTC USD versus BRL		BRL	5.200	03/06/2025	9,977	74	1

Total Purchased Options							$921	$629

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.260	02/06/2025	9,458	$(65)	$(1)
	Put - OTC USD versus MXN		MXN	18.230	02/06/2025	9,458	(69)	0
	Call - OTC USD versus TRY		TRY	49.800	01/28/2025	3,429	(111)	(1)
	Call - OTC USD versus TRY			55.000	05/01/2025	1,424	(59)	(7)
CBK	Put - OTC USD versus TRY			39.000	04/03/2025	2,225	(34)	(79)
GLM	Put - OTC USD versus MXN		MXN	19.250	12/22/2025	7,795	(118)	(72)
	Call - OTC USD versus MXN			23.750	12/22/2025	7,795	(182)	(227)
	Put - OTC USD versus TRY		TRY	36.500	01/03/2025	1,417	(39)	(40)
	Put - OTC USD versus TRY			36.500	01/07/2025	1,430	(38)	(39)
	Put - OTC USD versus TRY			36.757	01/09/2025	1,436	(36)	(47)
	Put - OTC USD versus TRY			38.550	04/01/2025	5,705	(123)	(158)
	Call - OTC USD versus TRY			45.400	04/01/2025	5,705	(79)	(39)
	Put - OTC USD versus TRY			40.700	06/27/2025	4,702	(139)	(146)
	Call - OTC USD versus TRY			51.100	06/27/2025	4,702	(100)	(67)
MBC	Put - OTC USD versus CNH		CNH	6.950	05/15/2025	18,307	(119)	(52)
	Call - OTC USD versus CNH			7.550	05/15/2025	27,461	(115)	(146)
UAG	Put - OTC USD versus BRL		BRL	4.925	03/06/2025	9,977	(20)	0
	Put - OTC USD versus TRY		TRY	38.200	02/17/2025	2,459	(37)	(104)
	Put - OTC USD versus TRY			37.700	05/07/2025	674	(16)	(5)
	Call - OTC USD versus TRY			45.900	05/07/2025	674	(11)	(9)
	Put - OTC USD versus TRY			39.750	08/11/2025	638	(20)	(9)
	Call - OTC USD versus TRY			51.750	08/11/2025	638	(14)	(14)
	Put - OTC USD versus TRY			40.575	08/19/2025	938	(33)	(18)
	Call - OTC USD versus TRY			52.725	08/19/2025	938	(20)	(21)
	Put - OTC USD versus TRY			41.600	11/12/2025	660	(25)	(12)
	Call - OTC USD versus TRY			56.900	11/12/2025	660	(19)	(21)

Total Written Options							$(1,641)	$(1,334)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.972%	$4,600	$107	$68	$175	$0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	1,900	57	36	93	0
BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	1,100	37	17	54	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	1,900	44	28	72	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	1,700	53	30	83	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	1,200	(24)	2	0	(22)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	0.946	4,100	(10)	(7)	0	(17)
Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	1,200	(11)	8	0	(3)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	0.992	1,110	(4)	3	0	(1)
CBK	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	1,700	37	28	65	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	700	21	13	34	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	2,500	56	39	95	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	700	23	11	34	0
MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	800	19	11	30	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	1,300	39	24	63	0

$444	$311	$798	$(43)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bond	1.000%	Quarterly	12/20/2029	0.647%	$10,450	$172	$(3)	$169	$0
South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.260	1,100	7	1	8	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.530	100	0	0	0	0
Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	3,700	(21)	45	24	0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.603	2,400	3	7	10	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.640	400	0	2	2	0
South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.917	6,200	(234)	(11)	0	(245)
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.917	600	(25)	1	0	(24)
State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	2.285	200	2	6	8	0
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	420	1	1	2	0
South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.917	1,500	(64)	4	0	(60)

$(159)	$53	$223	$(329)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 1-Day INR-SOFR plus 6.668% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR plus 0.668% based on the notional amount of currency delivered	Maturity	03/19/2030	INR	204,120	$2,402	$13	$(11)	$2	$0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency delivered	Maturity	03/19/2030	$4,763	PHP	280,658	(21)	42	21	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.501% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.506% based on the notional amount of currency delivered	Maturity	03/19/2030	250		14,700	(1)	2	1	0

								$(9)	$33	$24	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$4	$16	$0
	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		4,550	(3)	1	0	(2)
GLM	Pay	1-Year BRL-CDI	7.728	Maturity	01/04/2027	BRL	21,000	0	(508)	0	(508)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(37)	0	(37)
GST	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	MYR	29,700	101	(14)	87	0
	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		5,270	(5)	3	0	(2)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		18,230	(31)	22	0	(9)

								$74	$(529)	$103	$(558)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.850%	Maturity	09/11/2025		$26	$0	$3	$3	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	7.000	Maturity	12/11/2025		26	0	4	4	0
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600	Maturity	11/24/2025		14	0	(8)	0	(8)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025		8	0	(3)	0	(3)
SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025		9	0	(6)	0	(6)

								$0	$(10)	$7	$(17)

Total Swap Agreements								$350	$(142)	$1,155	$(947)

(l)

Securities with an aggregate market value of $5,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$2,626	$0	$2,626
Brazil
Corporate Bonds & Notes	0	3,742	0	3,742
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	78,046	0	78,046
Cayman Islands
Corporate Bonds & Notes	0	974	0	974
Chile
Sovereign Issues	0	12,676	0	12,676
China
Sovereign Issues	0	578	0	578
Colombia
Sovereign Issues	0	3,241	0	3,241
Czech Republic
Corporate Bonds & Notes	0	1,825	0	1,825
Sovereign Issues	0	1,617	0	1,617
Dominican Republic
Sovereign Issues	0	11,262	0	11,262
Ecuador
Sovereign Issues	0	2,101	0	2,101
Egypt
Sovereign Issues	0	915	0	915
Germany
Loan Participations and Assignments	0	1,949	0	1,949
Ghana
Sovereign Issues	0	1,236	0	1,236
India
Corporate Bonds & Notes	0	2,804	0	2,804
Indonesia
Corporate Bonds & Notes	0	998	0	998
Ireland
Asset-Backed Securities	0	1,097	0	1,097
Corporate Bonds & Notes	0	636	0	636
Israel
Sovereign Issues	0	33,015	0	33,015
Ivory Coast
Loan Participations and Assignments	0	0	3,786	3,786
Sovereign Issues	0	1,114	0	1,114
Kazakhstan
Corporate Bonds & Notes	0	1,350	0	1,350
Lebanon
Sovereign Issues	0	417	0	417
Malaysia
Sovereign Issues	0	568	0	568
Mexico
Sovereign Issues	0	17,478	0	17,478
Namibia
Sovereign Issues	0	3,169	0	3,169
Netherlands
Corporate Bonds & Notes	0	3,162	0	3,162
Oman
Sovereign Issues	0	1,289	0	1,289
Paraguay
Sovereign Issues	0	1,469	0	1,469
Peru
Corporate Bonds & Notes	0	4,822	0	4,822
Sovereign Issues	0	16,152	0	16,152
Philippines
Sovereign Issues	0	12,421	0	12,421
Poland
Sovereign Issues	0	12,039	0	12,039
Qatar
Corporate Bonds & Notes	0	756	0	756
Romania
Sovereign Issues	0	448	0	448
Serbia
Sovereign Issues	0	926	0	926
Singapore
Corporate Bonds & Notes	0	621	0	621
Sovereign Issues	0	830	0	830
South Africa
Corporate Bonds & Notes	0	3,268	0	3,268
Sovereign Issues	0	17,008	0	17,008
Supranational
Corporate Bonds & Notes	0	19,563	0	19,563
Turkey
Loan Participations and Assignments	0	2,587	1,058	3,645
Sovereign Issues	0	7,696	0	7,696
Ukraine
Sovereign Issues	0	1,586	0	1,586
United Kingdom
Corporate Bonds & Notes	0	4,539	1,879	6,418

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	2,480	0	2,480
United States
Asset-Backed Securities	0	5,929	0	5,929
Loan Participations and Assignments	0	0	1,395	1,395
Non-Agency Mortgage-Backed Securities	0	4,474	810	5,284
Sovereign Issues	0	9,039	0	9,039
U.S. Government Agencies	0	26	2,598	2,624
Uruguay
Sovereign Issues	0	1,511	0	1,511
Uzbekistan
Corporate Bonds & Notes	0	1,713	0	1,713
Sovereign Issues	0	325	0	325
Venezuela
Sovereign Issues	0	274	0	274
Zambia
Sovereign Issues	0	1,066	0	1,066
Short-Term Instruments
Hungary Treasury Bills	0	20,024	0	20,024
Nigeria Treasury Bills	0	6,812	0	6,812
U.S. Treasury Bills	0	5,791	0	5,791

$0	$356,080	$11,552	$367,632
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$112,527	$0	$0	$112,527

Total Investments	$112,527	$356,080	$11,552	$480,159

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	46	536	0	582
Over the counter	0	24,436	0	24,436

$46	$24,972	$0	$25,018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(579)	0	(607)
Over the counter	0	(19,440)	0	(19,440)

$(28)	$(20,019)	$0	$(20,047)

Total Financial Derivative Instruments	$18	$4,953	$0	$4,971

Totals	$112,545	$361,033	$11,552	$485,130

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,240	$0	$(1,250)	$9	$5	$(4)	$0	$0	$0	$0
Brazil
Corporate Bonds & Notes	41	0	(529)	(8)	(5)	501	0	0	0	0
Loan Participations and Assignments	0	529	0	36	0	(539)	0	0	26	(539)
Colombia
Loan Participations and Assignments	7,013	0	(6,896)	0	0	(117)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,439	2,871	(3,426)	15	(7)	(106)	0	0	3,786	(94)
Luxembourg
Corporate Bonds & Notes	283	0	(292)	2	9	(2)	0	0	0	0
South Africa
Corporate Bonds & Notes	2,979	0	(3,222)	0	(575)	818	0	0	0	0
Turkey
Loan Participations and Assignments	0	1,114	0	0	0	(56)	0	0	1,058	(56)
United Kingdom

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2024 (Unaudited)

Corporate Bonds & Notes	0	1,855	0	55	0	(31)	0	0	1,879	(31)
United States
Asset-Backed Securities	5,875	0	(1,294)	0	0	(4,569)	0	(12)	0	0
Common Stocks	77	0	(131)	0	54	0	0	0	0	0
Loan Participations and Assignments	0	1,400	0	0	0	(5)	0	0	1,395	(5)
Non-Agency Mortgage-Backed Securities	379	800	(57)	3	2	23	0	(340)	810	10
U.S. Government Agencies	0	2,598	0	0	0	0	0	0	2,598	0

Totals	$22,326	$11,167	$(17,097)	$112	$(517)	$(4,087)	$0	$(352)	$11,552	$(715)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$26	Other Valuation Techniques(2)			-			-	—
Ivory Coast
Loan Participations and Assignments		3,786	Discounted Cash Flow			Discount Rate			6.512-8.437	7.018
Turkey
Loan Participations and Assignments		1,058	Discounted Cash Flow			Discount Rate			4.174	—
United Kingdom
Corporate Bonds & Notes		893	Other Valuation Techniques(2)			-			-	—
		986	Reference Instrument			Discount Factor			8.000	—
United States
Loan Participations and Assignments		1,395	Discounted Cash Flow			Discount Rate			6.834	—
Non-Agency Mortgage-Backed Securities		810	Discounted Cash Flow			Discount Rate			7.219	—
U.S. Government Agencies		2,598	Recent Transaction			Purchase Price			99.938	—

Total		$11,552

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 4.5% ¤
CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(b)		$500	$64
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^		1,500	96
Poinsettia Finance Ltd. 6.625% due 06/17/2031		630	562
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)		69	9
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)		69	9
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		139	17
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		209	23
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		209	22
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		99	9

Total Cayman Islands (Cost $2,737)			811

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(b)		$1,000	5

Total China (Cost $990)			5

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond 6.950% due 08/12/2031	PEN	2,200	617

Total Peru (Cost $623)			617

UNITED STATES 3.7%
U.S. GOVERNMENT AGENCIES 3.7%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		$1,600	1,463
4.500% due 02/01/2055		1,600	1,505
5.000% due 01/01/2055		1,700	1,641
5.500% due 02/01/2055		2,000	1,972

			6,581

Total United States (Cost $6,576)			6,581

Total Investments in Securities (Cost $10,926)			8,014

		SHARES
INVESTMENTS IN AFFILIATES 98.6%
UNITED STATES 96.0%
MUTUAL FUNDS (c) 96.0%
PIMCO Emerging Markets Bond Fund		5,139,921	43,432
PIMCO Emerging Markets Corporate Bond Fund		4,786,419	43,317

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2024 (Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	15,441,190	86,162

		172,911

Total United States (Cost $175,795)		172,911

SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	485,398	4,727

Total Short-Term Instruments (Cost $4,724)		4,727

Total Investments in Affiliates (Cost $180,519)		177,638

Total Investments 103.1% (Cost $191,445)		$185,652
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $76)		(70)
Other Assets and Liabilities, net (3.1)%		(5,472)

Net Assets 100.0%		$180,110

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	117	$12,724	$(108)	$0	$(26)

Total Futures Contracts	$(108)	$0	$(26)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$6,400	$161	$25	$186	$5	$0

Total Swap Agreements	$161	$25	$186	$5	$0

Cash of $700 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BSH	01/2025	PEN	2,379	$638	$5	$0

Total Forward Foreign Currency Contracts	$5	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31,2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.766%	$2,000	$(85)	$31	$0	$(54)

Total Swap Agreements	$(85)	$31	$0	$(54)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$811	$0	$811
China
Corporate Bonds & Notes	0	5	0	5
Peru
Sovereign Issues	0	617	0	617
United States
U.S. Government Agencies	0	6,581	0	6,581

	$0	$8,014	$0	$8,014
Investments in Affiliates, at Value
United States
Mutual Funds	172,911	0	0	172,911
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,727	0	0	4,727

	$177,638	$0	$0	$177,638

Total Investments	$177,638	$8,014	$0	$185,652

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	5	0	5

	$0	$10	$0	$10
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(26)	$0	$(26)
Over the counter	0	(54)	0	(54)

	$0	$(80)	$0	$(80)

Total Financial Derivative Instruments	$0	$(70)	$0	$(70)

Totals	$177,638	$7,944	$0	$185,582

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.5% ¤
AZERBAIJAN 0.1%
CORPORATE BONDS & NOTES 0.1%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$1,400	$1,398

Total Azerbaijan (Cost $1,400)			1,398

BRAZIL 4.7%
CORPORATE BONDS & NOTES 1.0%
Banco BTG Pactual SA 4.500% due 01/10/2025		$300	299
Banco do Brasil SA 8.500% due 07/29/2026	MXN	135,000	6,303
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	114,743	6,589

			13,191

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% due 12/30/2050 «		$6,394	64

SOVEREIGN ISSUES 3.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	87,700	12,803
0.000% due 07/01/2028 (e)		83,000	8,076
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	12,464
10.000% due 01/01/2031		105,200	13,598
10.000% due 01/01/2033		1,300	163

			47,104

Total Brazil (Cost $74,482)			60,359

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.5%
LCM Ltd. 5.959% due 04/20/2031 •		$1,381	1,382
Venture CLO Ltd. 6.009% due 04/20/2032 •		3,773	3,782
Voya CLO Ltd. 5.859% due 04/17/2030 •		655	656

			5,820

CORPORATE BONDS & NOTES 0.5%
Fish Pond Re Ltd. 8.284% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		550	564
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		8	7
0.000% due 11/30/2025 (e)		72	69
Kaisa Group Holdings Ltd.
10.500% due 01/15/2025 ^(b)		4,300	266
11.250% due 04/16/2025 ^(b)		300	17
11.700% due 11/11/2025 ^(b)		4,200	263
Peru Payroll Deduction Finance Ltd. 0.000% due 11/01/2029 «(e)		1,369	1,168
Poinsettia Finance Ltd. 6.625% due 06/17/2031		2,756	2,460
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		1,481	1,396
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)		138	19
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)		139	18
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		278	33

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SunacChina Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		418	46
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		419	43
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		197	19

			6,388

Total Cayman Islands (Cost $15,617)			12,208

CHILE 3.4%
SOVEREIGN ISSUES 3.4%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	25,995,000	24,746
5.000% due 10/01/2028		835,000	819
5.800% due 10/01/2029		1,970,000	1,980
6.000% due 04/01/2033		15,575,000	15,809

Total Chile (Cost $47,087)			43,354

CHINA 1.7%
SOVEREIGN ISSUES 1.7%
China Government International Bond
2.600% due 09/01/2032	CNY	14,730	2,153
2.750% due 02/17/2032		1,780	262
2.800% due 11/15/2032		59,300	8,794
3.120% due 10/25/2052		5,900	999
3.810% due 09/14/2050		48,180	8,980

Total China (Cost $19,199)			21,188

COLOMBIA 1.7%
SOVEREIGN ISSUES 1.7%
Colombian TES
7.250% due 10/26/2050	COP	1,200,400	162
11.500% due 07/25/2046		86,697,500	17,824
13.250% due 02/09/2033		13,818,900	3,379

Total Colombia (Cost $24,316)			21,365

CZECH REPUBLIC 5.4%
SOVEREIGN ISSUES 5.4%
Czech Republic Government International Bond
1.000% due 06/26/2026 (j)	CZK	629,100	24,889
1.750% due 06/23/2032 (j)		211,600	7,469
2.000% due 10/13/2033 (j)		12,300	428
3.500% due 05/30/2035		73,700	2,852
3.600% due 06/03/2036		82,500	3,190
4.200% due 12/04/2036 (j)		85,700	3,491
4.500% due 11/11/2032 (j)		234,670	9,912
4.900% due 04/14/2034 (j)		374,290	16,252

Total Czech Republic (Cost $72,551)			68,483

DENMARK 0.0%

Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	723
13.000% due 12/05/2025		888,100	14,871
Dominican Republic International Bond
9.750% due 06/05/2026		59,600	981
10.750% due 06/01/2036		471,800	8,334
11.250% due 09/15/2035		298,400	5,400
13.625% due 02/03/2033		154,450	3,085
13.625% due 02/10/2034		63,300	1,270

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Dominican Republic (Cost $34,483)			34,664

ECUADOR 0.5%
SOVEREIGN ISSUES 0.5%
Ecuador Government International Bond
5.000% due 07/31/2040 þ		$120	62
5.500% due 07/31/2035 þ		2,645	1,509
6.900% due 07/31/2030 þ		6,615	4,630

Total Ecuador (Cost $4,614)			6,201

GERMANY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	EUR	4,800	4,924

Total Germany (Cost $4,928)			4,924

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Ghana Government International Bond 10.000% due 08/17/2027	GHS	3,000	144
Ghana Government International Bond (5.000% Cash and 3.350% PIK) 8.350% due 02/16/2027 (a)		8,343	423
Ghana Government International Bond (5.000% Cash and 3.650% PIK) 8.650% due 02/13/2029 (a)		72,278	2,865
Ghana Government International Bond (5.000% Cash and 3.950% PIK) 8.950% due 02/11/2031 (a)		3,263	109
Ghana Government International Bond (5.000% Cash and 4.250% PIK) 9.250% due 02/08/2033 (a)		10,213	301

Total Ghana (Cost $3,279)			3,842

HUNGARY 0.6%
SOVEREIGN ISSUES 0.6%
Hungary Government International Bond
2.000% due 05/23/2029 (j)	HUF	1,264,900	2,697
3.000% due 08/21/2030 (j)		1,412,700	3,044
3.000% due 10/27/2038 (j)		731,300	1,214
7.000% due 10/24/2035 (j)		273,200	712

Total Hungary (Cost $8,397)			7,667

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
HDFC Bank Ltd. 8.100% due 03/22/2025	INR	700,000	8,177

Total India (Cost $8,451)			8,177

INDONESIA 7.3%
SOVEREIGN ISSUES 7.3%
Indonesia Government International Bond
6.375% due 04/15/2032	IDR	121,951,000	7,311
6.500% due 07/15/2030		261,834,000	15,897
6.625% due 02/15/2034		30,622,000	1,859
6.750% due 07/15/2035		235,595,000	14,394
6.875% due 04/15/2029		32,959,000	2,039
7.000% due 09/15/2030		78,608,000	4,885
7.000% due 02/15/2033		37,068,000	2,306
7.125% due 06/15/2038		86,770,000	5,415
7.125% due 06/15/2042		32,292,000	2,017
7.125% due 06/15/2043		16,028,000	999
7.500% due 08/15/2032		33,493,000	2,134
7.500% due 06/15/2035		18,263,000	1,170
7.500% due 05/15/2038		91,004,000	5,831
7.500% due 04/15/2040		124,610,000	8,033
8.250% due 05/15/2029		59,147,000	3,844
8.375% due 03/15/2034		118,779,000	8,035
8.375% due 04/15/2039		62,230,000	4,291
8.750% due 05/15/2031		18,574,000	1,258
10.500% due 08/15/2030		22,905,000	1,654

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Indonesia (Cost $98,002)			93,372

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	616	637

CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$1,848	1,652

Total Ireland (Cost $2,463)			2,289

IVORY COAST 1.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Republic of Cote d'lvoire
5.562% (EUR003M + 5.750%) due 06/28/2025 «~	EUR	5,000	5,179
6.179% (TSFR3M + 3.500%) due 03/07/2025 «~		7,300	7,547
8.268% (EUR006M + 5.000%) due 03/19/2027 «~		1,950	2,042

			14,768

SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond
4.875% due 01/30/2032		2,717	2,482
5.250% due 03/22/2030		800	784

			3,266

Total Ivory Coast (Cost $18,885)			18,034

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$2,500	2,518
10.950% due 05/06/2026	KZT	611,500	1,112

Total Kazakhstan (Cost $3,743)			3,630

KENYA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Kenya 9.849% (PRIME + 5.400%) due 05/12/2028 «~		$2,700	2,683

Total Kenya (Cost $2,683)			2,683

LEBANON 0.2%
SOVEREIGN ISSUES 0.2%
Lebanon Government International Bond
6.100% due 10/04/2049 ^		$100	13
8.250% due 04/12/2049 ^		16,000	2,084

Total Lebanon (Cost $2,083)			2,097

LUXEMBOURG 0.0%
		SHARES
COMMON STOCKS 0.0%
Drillco Holding Lux SA«(i)		10,272	258
Forsea Holding SA«		10,634	267

			525

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		260	251

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Luxembourg (Cost $474)			776

MALAYSIA 5.7%
SOVEREIGN ISSUES 5.7%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	7,730	1,624
3.844% due 04/15/2033		2,500	561
4.054% due 04/18/2039		22,500	5,089
4.065% due 06/15/2050		13,699	3,021
4.180% due 05/16/2044		6,660	1,520
4.254% due 05/31/2035		8,030	1,862
4.457% due 03/31/2053		44,040	10,321
4.642% due 11/07/2033		18,450	4,383
4.696% due 10/15/2042		41,498	10,037
4.762% due 04/07/2037		9,554	2,309
4.893% due 06/08/2038		30,070	7,368
Malaysia Government Investment Issue
3.804% due 10/08/2031		26,270	5,913
4.119% due 11/30/2034		8,320	1,909
4.193% due 10/07/2032		37,500	8,623
4.291% due 08/14/2043		27,520	6,334
4.417% due 09/30/2041		2,714	635
5.357% due 05/15/2052		5,700	1,515

Total Malaysia (Cost $71,357)			73,024

MEXICO 8.8%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA«(c)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 8.8%
Mexico Government International Bond
4.000% due 08/24/2034 (g)	MXN	630,933	26,873
7.750% due 11/13/2042		507,400	18,638
8.000% due 11/07/2047		318,100	11,711
8.000% due 07/31/2053		647,600	23,431
8.500% due 03/01/2029		705,700	32,152

			112,805

Total Mexico (Cost $127,014)			112,805

NIGERIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	3,100	3,197

Total Nigeria (Cost $3,243)			3,197

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.750% due 06/15/2026		$2,400	2,380

Total Oman (Cost $2,396)			2,380

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond 7.900% due 02/09/2031	PYG	30,599,000	3,975

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Paraguay (Cost $4,190)			3,975

PERU 6.6%
CORPORATE BONDS & NOTES 1.2%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	56,200	15,485

SOVEREIGN ISSUES 5.4%
Peru Government International Bond
5.350% due 08/12/2040		24,100	5,401
5.400% due 08/12/2034		24,900	6,060
6.150% due 08/12/2032		89,000	23,540
6.850% due 02/12/2042		3,800	1,003
6.900% due 08/12/2037		39,300	10,442
6.950% due 08/12/2031		43,100	12,092
7.300% due 08/12/2033		36,800	10,339

			68,877

Total Peru (Cost $81,983)			84,362

PHILIPPINES 5.2%
SOVEREIGN ISSUES 5.2%
Philippines Government International Bond
6.250% due 02/28/2029	PHP	3,334,330	58,040
6.250% due 01/14/2036		369,000	6,314
6.500% due 05/19/2029		96,070	1,688

Total Philippines (Cost $65,733)			66,042

POLAND 6.1%
SOVEREIGN ISSUES 6.1%
Poland Government International Bond
1.750% due 04/25/2032 (j)	PLN	28,800	5,344
2.750% due 10/25/2029 (j)		36,800	7,897
4.750% due 07/25/2029 (j)		85,800	20,127
5.750% due 04/25/2029 (j)		136,300	33,288
6.000% due 10/25/2033 (j)		47,000	11,507

Total Poland (Cost $79,742)			78,163

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd. 6.900% due 01/23/2025 «	IDR	100,000	6

Total Qatar (Cost $7)			6

ROMANIA 1.4%
SOVEREIGN ISSUES 1.4%
Romania Government International Bond
4.250% due 04/28/2036	RON	56,500	8,982
4.750% due 10/11/2034		39,000	6,688
5.000% due 02/12/2029		10,300	1,982

Total Romania (Cost $20,057)			17,652

SERBIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Mercury Projects Finance PLC 7.688% (EUR003M + 2.970%) due 08/11/2030 «~	EUR	3,400	3,649

SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	3,002

Total Serbia (Cost $7,452)			6,651

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$1,800	1,862

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SOVEREIGN ISSUES 0.3%
Singapore Government International Bond
3.250% due 06/01/2054	SGD	4,510	3,600

			3,600

Total Singapore (Cost $5,085)			5,462

SOUTH AFRICA 9.2%
CORPORATE BONDS & NOTES 1.3%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	143,600	5,238
0.000% due 12/31/2032 (e)		363,100	5,879
Transnet SOC Ltd. 10.000% due 03/30/2029		103,000	5,209

			16,326

SOVEREIGN ISSUES 7.9%
South Africa Government International Bond
6.250% due 03/31/2036 (j)		185,500	7,090
6.500% due 02/28/2041 (j)		63,300	2,240
7.000% due 02/28/2031 (j)		159,327	7,504
7.100% due 11/19/2036		$2,200	2,146
7.950% due 11/19/2054		2,200	2,113
8.000% due 01/31/2030 (j)	ZAR	47,250	2,399
8.250% due 03/31/2032 (j)		193,300	9,487
8.500% due 01/31/2037 (j)		459,100	20,656
8.750% due 01/31/2044		120,700	5,192
8.750% due 02/28/2048		134,700	5,743
8.875% due 02/28/2035 (j)		161,000	7,770
9.000% due 01/31/2040		636,400	28,734

			101,074

Total South Africa (Cost $135,250)			117,400

SUPRANATIONAL 4.3%
CORPORATE BONDS & NOTES 4.3%
Asian Development Bank 6.720% due 02/08/2028	INR	422,580	4,923
European Investment Bank
2.875% due 11/15/2029	PLN	58,700	12,554
6.950% due 03/01/2029	INR	2,225,800	25,746
International Bank for Reconstruction & Development 7.050% due 07/22/2029		1,045,500	12,178

Total Supranational (Cost $57,840)			55,401

TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 8.320% (EUR006M + 5.000%) due 04/26/2028 «~	EUR	2,800	2,900

Total Tanzania (Cost $3,283)			2,900

THAILAND 3.2%
SOVEREIGN ISSUES 3.2%
Thailand Government International Bond
2.500% due 11/17/2029	THB	626,120	18,733
2.875% due 06/17/2046		23,000	696
3.300% due 06/17/2038		190,590	6,152
3.400% due 06/17/2036		213,903	6,988
3.450% due 06/17/2043		241,802	7,904

Total Thailand (Cost $37,509)			40,473

TURKEY 4.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
SOCAR Turkey Enerji AS 6.887% (EUR006M + 5.000%) due 08/11/2026 ~	EUR	8,300	8,588

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TurkiyeVakiflar Bankasi TAO 6.481% (EUR003M + 5.750%) due 12/15/2028 «~		1,600	1,692

			10,280

SOVEREIGN ISSUES 3.6%
Turkey Government International Bond
26.200% due 10/05/2033	TRY	557,700	15,125
27.700% due 09/27/2034		398,100	11,312
50.485% (BISTREFI) due 05/20/2026 ~		16,300	466
50.485% (BISTREFI) due 08/19/2026 ~		27,000	775
50.485% (BISTREFI) due 05/17/2028 ~		643,400	17,954

			45,632

Total Turkey (Cost $60,338)			55,912

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$280	153
0.000% due 02/01/2034 þ(f)		1,045	435
0.000% due 02/01/2035 þ(f)		883	524
0.000% due 02/01/2036 þ(f)		736	433
0.000% due 08/01/2041 ~		100	77
1.750% due 02/01/2029 þ		529	366
1.750% due 02/01/2034 þ		1,547	874
1.750% due 02/01/2035 þ		1,441	798
1.750% due 02/01/2036 þ		1,600	870

Total Ukraine (Cost $3,581)			4,530

UNITED ARAB EMIRATES 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
NMC Healthcare LLC 10.855% (EUR003M + 2.970%) due 03/25/2027 «~	AED	9,388	2,564

Total United Arab Emirates (Cost $2,597)			2,564

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.4%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$19,470	13,191
Standard Chartered Bank
0.000% due 05/06/2025 «(e)	PKR	364,200	1,155
0.000% due 06/02/2025 «(e)		402,700	1,270
0.000% due 11/03/2025 «(e)		382,500	1,146
0.000% due 12/01/2025 «(e)		425,600	1,272

			18,034

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canada Square Funding PLC 5.654% due 01/17/2059 •	GBP	1,397	1,754
Rochester Financing PLC 5.427% due 12/18/2044 •		1,083	1,355
Tower Bridge Funding PLC 5.447% due 12/20/2063 •		520	651
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)		0	711

			4,471

Total United Kingdom (Cost $21,251)			22,505

UNITED STATES 8.8%
ASSET-BACKED SECURITIES 1.7%
Bear Stearns Asset-Backed Securities Trust
5.275% due 03/25/2034 •		$443	450
5.293% due 08/25/2036 •		1,096	1,077
Credit-Based Asset Servicing & Securitization LLC
2.830% due 01/25/2036 þ		1,667	1,369
4.822% due 07/25/2037 •		10	6
GSAMP Trust
4.543% due 01/25/2037 •		893	528
4.753% due 12/25/2036 •		1,038	1,022
Lehman XS Trust 4.967% due 01/25/2036 þ		2,798	2,412
Merrill Lynch Mortgage Investors Trust 5.203% due 09/25/2035 •		1,765	1,719

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MorganStanley Mortgage Loan Trust 4.933% due 12/25/2036 •	3,050	1,058
New Century Home Equity Loan Trust 4.773% due 08/25/2036 •	1,118	1,092
OneMain Financial Issuance Trust 4.130% due 05/14/2035	7,300	7,258
Option One Mortgage Loan Trust 4.673% due 04/25/2037 •	356	236
WaMu Asset-Backed Certificates WaMu Trust 4.693% due 05/25/2037 •	4,442	3,843

		22,070

CORPORATE BONDS & NOTES 0.0%
Rio Oil Finance Trust 9.750% due 01/06/2027	250	260

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ziraat Bank 7.459% (TSFR3M + 6.000%) due 06/15/2034 «~	4,300	4,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	370	320
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~	2,860	2,386
Banc of America Funding Trust 2.372% due 03/20/2036 ~	11	10
BCAP LLC Trust
4.254% due 05/26/2037 ~	2,009	1,760
4.793% due 01/25/2037 •	156	141
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	30	27
5.149% due 01/25/2035 ~	3	3
Bear Stearns ALT-A Trust
4.151% due 04/25/2037 ~	5,707	3,964
4.292% due 08/25/2036 ~	245	164
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~	2,419	2,208
5.635% due 07/25/2046 ~	23	21
6.231% due 03/25/2034 ~	4	4
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	45	38
Countrywide Home Loan Mortgage Pass-Through Trust 4.937% due 09/25/2047 ~	14	13
Countrywide Home Loan Reperforming REMIC Trust 5.087% due 11/25/2034 •	140	133
GreenPoint Mortgage Funding Trust 4.893% due 06/25/2045 •	40	36
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •	181	146
GSR Mortgage Loan Trust 5.672% due 11/25/2035 ~	57	29
HarborView Mortgage Loan Trust
6.027% due 08/19/2036 ~	1	1
6.825% due 10/19/2035 •	296	149
Impac CMB Trust
5.093% due 03/25/2035 •	66	63
5.730% due 01/25/2033 þ	255	256
IndyMac INDX Mortgage Loan Trust
4.813% due 02/25/2037 •	844	802
5.093% due 07/25/2045 •	98	77
JP Morgan Mortgage Trust 5.422% due 06/25/2036 ~	168	116
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	147	144
Luminent Mortgage Trust 4.813% due 12/25/2036 •	9	8
Morgan Stanley Mortgage Loan Trust 6.548% due 06/25/2036 ~	6	6
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ	7,812	2,123
Residential Accredit Loans, Inc. Trust
5.606% due 02/25/2036 ~	89	77
5.791% due 10/25/2037 ~	843	701
Residential Asset Securitization Trust 4.853% due 01/25/2046 •	128	36
Sequoia Mortgage Trust 4.923% due 01/20/2047 ~	15	11
Structured Adjustable Rate Mortgage Loan Trust
5.237% due 03/25/2036 ~	34	26
6.225% due 01/25/2035 •	26	23
Structured Asset Mortgage Investments Trust 4.753% due 02/25/2037 •	954	892

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TBWMortgage-Backed Trust 6.540% due 01/25/2037 þ		1,260	275
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		160	141
Turkeys First National Bank 7.962% due 11/15/2034 «(i)		2,200	2,227
WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~		40	34
4.361% due 12/25/2036 ~		26	23
4.823% due 05/25/2034 •		177	164
4.860% due 09/25/2036 ~		33	27
Wells Fargo Mortgage-Backed Securities Trust 7.610% due 10/25/2036 ~		381	361

			20,166

SOVEREIGN ISSUES 5.2%
Colombia Government International Bond
1.000% due 11/03/2027	COP	85,749,000	17,474
1.000% due 04/28/2028		203,917,700	40,720
1.000% due 09/18/2030		25,461,000	5,019
1.000% due 07/25/2046		14,455,200	2,970

			66,183

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071«(i)		1	0

Total United States (Cost $119,267)			112,963

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.7%
SOVEREIGN ISSUES 0.7%
Uruguay Government International Bond
8.250% due 05/21/2031	UYU	39,100	836
9.750% due 07/20/2033		333,300	7,676

Total Uruguay (Cost $9,187)			8,512

UZBEKISTAN 0.5%
CORPORATE BONDS & NOTES 0.4%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,300	1,328
21.000% due 07/24/2027	UZS	43,460,000	3,363

			4,691

SOVEREIGN ISSUES 0.1%
Republic of Uzbekistan International Bond 16.625% due 05/29/2027		9,770,000	772

Total Uzbekistan (Cost $5,513)			5,463

VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond 9.250% due 09/15/2027 ^(b)		$4,300	693

Total Venezuela (Cost $643)			693

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
11.000% due 04/27/2025	ZMW	6,600	234
12.000% due 07/04/2025		19,134	681
12.000% due 05/03/2028		3,600	105
13.000% due 01/25/2031		28,552	758
22.000% due 01/22/2029		3,100	113
23.000% due 01/22/2031		26,200	984

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Zambia (Cost $3,158)			2,875

SHORT-TERM INSTRUMENTS 2.6%
NIGERIA TREASURY BILLS 1.4%
28.253% due 02/25/2025 - 10/07/2025 (d)(e)	NGN	29,749,300	17,450

U.S. TREASURY BILLS 1.2%
4.528% due 01/16/2025 - 03/20/2025 (d)(e)(m)		$16,040	15,975

Total Short-Term Instruments (Cost $33,434)			33,425

Total Investments in Securities (Cost $1,408,247)			1,336,046

		SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio		3,466,308	33,949
PIMCO Short-Term Floating NAV Portfolio III		3,733,544	36,354

Total Short-Term Instruments (Cost $70,961)			70,303

Total Investments in Affiliates (Cost $70,961)			70,303

Total Investments 110.0% (Cost $1,479,208)			$1,406,349
Financial Derivative Instruments(k)(l)(0.6)%(Cost or Premiums, net $(13,781))			(7,340)
Other Assets and Liabilities, net (9.4)%			(120,960)

Net Assets 100.0%			$1,278,049

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Payment in-kind security.
(b)		Security is not accruing income as of the date of this report.
(c)		Security did not produce income within the last twelve months.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Security becomes interest bearing at a future date.
(g)		Principal amount of security is adjusted for inflation.
(h)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071		06/10/2022		$0	$0	0.00%
Drillco Holding Lux SA		06/08/2023		206	258	0.02
Turkeys First National Bank7.962% due 11/15/2034		09/18/2024		2,200	2,227	0.17

				$2,406	$2,485	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	5.850%	12/18/2024	TBD(2)	PLN	(21,151)	$(5,121)
BRC	3.450	12/27/2024	TBD(2)		(777,506)	(31,976)
	5.850	10/24/2024	TBD(2)	PLN	(25,212)	(6,175)
	5.850	12/17/2024	TBD(2)		(9,727)	(2,361)
	5.900	12/16/2024	01/07/2025		(6,875)	(1,669)
	6.350	12/24/2024	01/07/2025		(75,008)	(18,189)
	6.500	11/07/2024	TBD(2)	HUF	(261,138)	(664)
	8.300	12/17/2024	01/06/2025	ZAR	(157,336)	(8,368)
	8.350	12/23/2024	01/06/2025		(22,339)	(1,187)
	8.400	12/23/2024	01/06/2025		(176,116)	(9,354)
GSC	5.800	02/22/2024	TBD(2)	PLN	(23,637)	(6,025)
	5.800	02/23/2024	TBD(2)		(14,457)	(3,684)
JML	4.200	12/23/2024	01/10/2025		$(2,569)	(2,572)
MBC	5.850	06/24/2024	TBD(2)	PLN	(13,012)	(3,253)
	5.850	07/01/2024	TBD(2)		(7,817)	(1,951)
	6.450	11/11/2024	TBD(2)	HUF	(1,134,326)	(2,883)
	8.150	12/17/2024	TBD(2)	ZAR	(160,530)	(8,538)
	8.300	12/17/2024	01/06/2025		(143,252)	(7,619)
MEI	6.450	11/07/2024	01/10/2025	HUF	(451,132)	(1,147)

Total Reverse Repurchase Agreements						$(122,736)

(j)		Securities with an aggregate market value of $125,560 and cash of $1,012 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(133,829) at a weighted average interest rate of 6.351%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(k)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

FUTURESCONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	1,393	$91,525	$(297)	$201	$(151)
Euro-Bund March Futures	03/2025	21	2,903	(49)	9	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,107	227,610	(69)	0	(17)
U.S. Treasury 5-Year Note March Futures	03/2025	588	62,507	(332)	0	(55)
U.S. Treasury 10-Year Note March Futures	03/2025	106	11,528	(98)	0	(23)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	21	2,497	(95)	0	(9)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	19	2,115	(29)	0	(5)

$(969)	$210	$(260)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures	03/2025	5	$(569)	$13	$1	$0

Total Futures Contracts	$(956)	$211	$(260)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	600	$4	$1	$5	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	$100	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	4,900	54	(17)	37	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.719	200	2	(1)	1	0	0

$61	$(17)	$44	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	25,100	$(270)	$14	$(256)	$26	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	18,700	(41)	(79)	(120)	51	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030	52,600	371	1,110	1,481	0	(159)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,500	(24)	(29)	(53)	6	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035	9,700	252	293	545	0	(44)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055	15,900	103	(1,652)	(1,549)	99	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	663,660	(36)	(74)	(110)	0	(6)
Receive	1-Day INR-MIBOR Compounded-OIS	6.008	Semi-Annual	12/05/2029	1,368,450	0	139	139	0	(13)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	1,064,660	(29)	119	90	0	(12)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.150	Semi-Annual	03/19/2030	2,517,200	(19)	(11)	(30)	28	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	1,292,000	(188)	141	(47)	0	(14)
Receive	1-Day INR-MIBOR Compounded-OIS	6.025	Semi-Annual	12/18/2034	1,094,200	54	129	183	0	(23)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	50,390	(198)	(45)	(243)	0	(63)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	15,840	(117)	(184)	(301)	0	(39)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030		18,380	3	59	62	59	0
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028	THB	77,500	0	73	73	0	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		2,585,630	157	(101)	56	0	(8)
Receive	1-Day THB-THOR Compounded-OIS	2.772	Quarterly	12/18/2034		95,650	(89)	(31)	(120)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$2,400	14	14	28	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/31/2026		228,100	36	182	218	32	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		12,300	63	(16)	47	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	626	1,774	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	365	458	20	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	05/31/2029		69,500	0	349	349	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		237,393	(5,916)	1,358	(4,558)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		95,900	1,500	359	1,859	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		197,600	(1,042)	3,706	2,664	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,500	(137)	(267)	(404)	0	(15)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		19,700	641	(661)	(20)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	(13)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	116	1,021	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,960	(433)	(429)	(862)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	30	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	34	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	41	49	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	45	57	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	19	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	21	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(241)	1,574	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	26	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	14	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	83	72	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(1,572)	(835)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	279	160	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		8,300	521	(566)	(45)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	29	62	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	16	(22)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(67)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	84	193	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		25,050	1,596	537	2,133	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,400	62	44	106	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,600	(819)	(524)	(1,343)	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		10,200	(1,008)	1,313	305	10	0
Pay	1-Year BRL-CDI	10.660	Maturity	01/02/2025	BRL	611,400	0	(45)	(45)	1	0
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025		804,100	0	39	39	0	(1)
Pay	1-Year BRL-CDI	10.811	Maturity	01/02/2025		196,270	(69)	(185)	(254)	0	0
Receive	1-Year BRL-CDI	11.868	Maturity	01/02/2025		33,540	32	(3)	29	0	0
Receive	1-Year BRL-CDI	11.893	Maturity	01/02/2025		37,000	32	(3)	29	0	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		259,400	(11)	(2,284)	(2,295)	0	(5)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	112	120	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	1,388	1,151	3	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,876)	(1,400)	0	(3)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(6,909)	(3,551)	(10,460)	0	(2)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(1,028)	(978)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	3,972	4,035	2	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,377)	(1,377)	0	(1)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(1,142)	(1,142)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(1,035)	(1,035)	0	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,775	1,775	1	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,477)	(1,477)	0	(1)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,947)	(1,947)	0	(1)
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(3,281)	(3,468)	0	(1)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(672)	(672)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(671)	(671)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(832)	(832)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(913)	(839)	0	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,659	1,659	1	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	528	415	0	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(2,277)	(1,807)	0	(1)
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	2,591	2,591	1	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	1,176	1,176	1	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(1,255)	(1,255)	0	(1)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,255)	(896)	0	(1)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	1,024	1,024	1	0
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(2,274)	(2,177)	0	(1)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	814	814	0	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	635	635	0	0
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	1,291	1,291	1	0
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	1,499	1,499	1	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,852	1,852	1	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(625)	(625)	0	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(1,285)	(1,515)	0	(5)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(75)	(74)	0	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(775)	(775)	0	(3)
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(1,439)	(1,439)	0	(6)
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(2,215)	(2,215)	0	(9)
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(830)	(830)	0	(4)
Receive	1-Year BRL-CDI	12.243	Maturity	01/02/2029		123,300	0	1,485	1,485	7	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	672	672	3	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	1,581	1,581	8	0
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	183	183	1	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	380	380	3	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(286)	(286)	0	(2)
Receive(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	03/19/2030	CHF	24,520	(366)	(88)	(454)	0	(43)
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	123,900	(229)	(432)	(661)	0	(7)
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		722,280	1,553	2,230	3,783	67	0
Pay(5)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030		9,140	19	2	21	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	62,555,000	0	23	23	9	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		32,313,000	0	7	7	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		9,001,000	0	3	3	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		17,916,600	0	5	5	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		8,967,200	0	(1)	(1)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		41,755,100	0	2	2	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		25,340,400	0	5	5	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		30,589,000	0	28	28	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		30,589,000	0	34	34	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		16,539,400	0	25	25	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		86,840,700	0	(65)	(65)	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	06/20/2026		31,103,400	0	18	18	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		51,160,000	0	11	11	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	127	127	12	0
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	68	68	7	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		28,972,200	0	(9)	(9)	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	257	257	12	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028	24,095,100	0	93	93	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028	24,059,200	0	63	63	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028	30,026,100	370	(319)	51	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028	13,577,000	0	118	118	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028	13,847,600	213	(170)	43	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028	4,936,200	4	(20)	(16)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029	10,363,500	(41)	(56)	(97)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029	34,958,000	(7)	(382)	(389)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029	50,802,100	0	(230)	(230)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	04/26/2029	54,068,000	0	143	143	7	0
Pay	3-Month COP-IBR Compounded-OIS	8.085	Quarterly	05/16/2029	30,805,200	0	(154)	(154)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.910	Quarterly	05/17/2029	37,372,100	0	242	242	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	05/31/2029	32,868,700	0	88	88	4	0
Receive	3-Month COP-IBR Compounded-OIS	8.415	Quarterly	06/04/2029	46,829,800	0	103	103	5	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	06/12/2029	25,387,200	0	146	146	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.168	Quarterly	06/17/2029	24,098,800	0	(102)	(102)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.090	Quarterly	06/21/2029	9,863,500	0	48	48	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029	18,927,300	0	82	82	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	07/05/2029	16,000,000	0	(77)	(77)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029	77,771,500	0	(652)	(652)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.010	Quarterly	07/30/2029	8,539,500	0	53	53	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.390	Quarterly	09/05/2029	30,014,800	0	(346)	(346)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029	14,352,800	0	(164)	(164)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.105	Quarterly	09/26/2029	13,386,000	0	(187)	(187)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	09/26/2029	15,068,000	0	(205)	(205)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.170	Quarterly	09/27/2029	12,807,100	0	(171)	(171)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029	39,060,000	0	(594)	(594)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029	34,948,500	0	(313)	(313)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	12/05/2029	8,720,800	0	(77)	(77)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.750	Quarterly	12/18/2029	27,658,300	0	(248)	(248)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	12/20/2029	16,819,300	0	67	67	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.340	Quarterly	12/20/2029	26,467,400	0	96	96	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	12/23/2029	19,845,600	0	55	55	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.475	Quarterly	12/23/2029	9,451,500	0	23	23	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030	2,958,600	(25)	51	26	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031	34,133,000	1,326	439	1,765	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031	13,423,000	527	170	697	1	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031	6,198,160	108	87	195	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031	14,268,750	(63)	245	182	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031	13,200,000	0	213	213	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031	13,275,200	0	208	208	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031	12,195,800	0	181	181	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031	11,596,300	0	190	190	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		27,042,400	7	(479)	(472)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(181)	(181)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	10	10	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	182	135	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	723	785	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	59,100	(504)	39	(465)	0	(78)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		600	(1)	23	22	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		2,200	(3)	89	86	4	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	5	5	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		5,800	(143)	(90)	(233)	0	(8)
Pay	3-Month EUR-EURIBOR	2.248	Annual	09/30/2029		9,000	(9)	(16)	(25)	20	0
Pay	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		44,800	18	(154)	(136)	96	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		24,120	606	(270)	336	62	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		900	(3)	48	45	2	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		54,975	430	335	765	159	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		13,724	136	(463)	(327)	0	(66)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	25,800	(1)	2	1	0	(4)
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028		23,500	109	(25)	84	0	(8)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		47,200	0	104	104	20	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		28,200	0	73	73	12	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		23,700	0	76	76	10	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		23,460	0	70	70	10	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		12,300	0	23	23	5	0
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		7,200	0	14	14	3	0
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		15,800	0	35	35	7	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		5,400	1	15	16	2	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		6,300	0	14	14	3	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		2,600	0	10	10	1	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		11,500	0	41	41	5	0
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		7,100	0	30	30	3	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		4,300	0	19	19	2	0
Pay	3-Month ILS-TELBOR	4.315	Annual	09/24/2029		14,000	0	68	68	6	0
Pay	3-Month ILS-TELBOR	4.115	Annual	11/27/2029		20,300	0	(11)	(11)	9	0
Receive	3-Month ILS-TELBOR	4.080	Annual	12/04/2029		19,400	0	18	18	0	(8)
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		46,300	(25)	73	48	0	(20)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		7,900	0	21	21	0	(3)
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		4,025	0	10	10	0	(2)
Receive	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028	KRW	7,310,720	(221)	12	(209)	0	(1)
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030		964,260	(13)	3	(10)	0	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	(23)	(23)	1	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	8	8	0	(4)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	74	74	0	(5)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	22	22	0	(3)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	5	5	0	(5)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	(3)	(3)	0	0
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	(44)	(44)	3	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	(74)	(74)	6	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	(7)	(7)	1	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	(27)	(27)	8	0
Pay	3-Month PLN-WIBOR	5.134	Annual	10/25/2034		26,500	0	(18)	(18)	10	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	(7)	(7)	9	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	647	638	101	0
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	(290)	(289)	0	(100)
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(49)	(49)	0	(1)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	173	(189)	3	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(60)	(412)	0	(5)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	89	168	4	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(123)	(226)	0	(6)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(39)	(45)	0	(2)
Receive	3-Month ZAR-JIBAR	8.070	Quarterly	11/30/2028		131,600	4	(133)	(129)	0	(6)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	4	(58)	9	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	122	122	10	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		109,600	(63)	209	146	4	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	(4)	24	2	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	9	10	0	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(70)	51	0	(11)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	150	150	31	0
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(104)	387	0	(3)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	(62)	(62)	1	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	28	0	0	(1)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	61	(7)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	95	(109)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	191	(236)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	66	(62)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	(31)	56	2	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	(37)	(35)	2	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		3,464,900	0	105	105	0	(2)
Pay	6-Month CLP-CHILIBOR	4.570	Semi-Annual	10/10/2029		3,232,600	0	(96)	(96)	2	0
Pay	6-Month CLP-CHILIBOR	4.600	Semi-Annual	10/10/2029		3,294,800	0	(93)	(93)	2	0
Pay	6-Month CLP-CHILIBOR	4.570	Semi-Annual	10/11/2029		3,886,500	0	(115)	(115)	2	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		3,768,000	0	84	84	0	(2)
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	55	9	64	0	(1)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	(22)	27	5	0	(1)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		2,681,300	(93)	84	(9)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		255,800	(6)	3	(3)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	(140)	(140)	1	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(1,736)	770	(966)	0	(12)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	77	0	0	(2)
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	13	13	0	(2)
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	79	16	0	(2)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	50	4	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	199	(144)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	46	(46)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	430	(466)	0	(9)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	140	(209)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(87)	(3)	2	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(168)	(66)	4	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(40)	(42)	1	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	(121)	(172)	4	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	(49)	(49)	4	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	(30)	(30)	4	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(4)	(4)	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	6	6	0	(6)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	(17)	(17)	2	0
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(97)	(97)	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	258	723	0	(6)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		392,300	521	(78)	443	0	(7)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	114	174	0	(3)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	370	370	0	(10)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	(67)	(67)	3	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	107	312	0	(2)
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(294)	(293)	1	0
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	132	132	2	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	(72)	(77)	0	(2)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	40	599	3	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	78	76	0	(13)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	122	122	0	(4)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	41	41	0	(2)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	55	55	0	(2)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	101	101	0	(3)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/07/2029	EUR	52,300	(304)	65	(239)	0	(112)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029		16,000	(1)	(17)	(18)	0	(30)
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		18,300	(754)	(73)	(827)	0	(48)
Receive	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,800	(230)	(70)	(300)	0	(10)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		2,000	(8)	(127)	(135)	0	(5)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,000	(4)	(74)	(78)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(38)	(40)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,700	(7)	(105)	(112)	0	(4)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,200	(8)	(126)	(134)	0	(5)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,600	(6)	(81)	(87)	0	(4)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		2,800	(11)	(137)	(148)	0	(6)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		2,800	(10)	(119)	(129)	0	(6)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,600	(5)	(72)	(77)	0	(3)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		2,700	(10)	(82)	(92)	0	(5)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,400	(4)	70	66	4	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		1,300	(4)	(48)	(52)	0	(3)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		5,300	552	186	738	26	0
Receive(5)	6-Month EUR-EURIBOR	1.800	Annual	11/07/2054		13,800	(15)	6	(9)	0	(21)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025	HUF	4,421,600	(983)	405	(578)	0	(3)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(1,283)	160	(1,123)	3	0
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	276	(521)	6	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(1,921)	218	(1,703)	2	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	(338)	166	0	(4)
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	60	69	2	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(35)	(35)	1	0
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(48)	(48)	1	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		5,353,000	(229)	(51)	(280)	0	(11)
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	2	(58)	0	(2)
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	(30)	(1,060)	0	(3)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	19	(927)	0	(3)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	62	62	2	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025	PLN	39,700	588	(376)	212	3	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	22	26	48	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	109	(199)	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	1,007	886	13	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	(98)	(281)	0	(4)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	(139)	(603)	0	(7)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	(123)	(938)	0	(9)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	29	14	0	(1)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	201	110	0	(4)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	274	249	0	(7)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	(46)	(58)	8	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	53	53	3	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	88	88	4	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	34	34	3	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	232	241	6	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	72	72	2	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	278	257	6	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	301	301	0	(6)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	147	147	0	(3)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		53,500	0	5	5	9	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	(45)	(45)	3	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	(63)	(63)	2	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	142	142	0	(2)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	176	176	0	(2)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	207	207	0	(3)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	(58)	(74)	1	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	949	27	976	1	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	322	39	361	0	(2)
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	51	(115)	0	(6)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	100	(279)	0	(12)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	155	117	0	(6)
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	41,400	0	(8)	(8)	0	0
Pay(5)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	(20)	1	0	0
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	(288)	(288)	1	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	185	185	0	(1)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		65,600	5	(55)	(50)	0	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		238,600	0	111	111	0	(1)
Pay(5)	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	(7)	(7)	1	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		88,600	0	70	70	0	(2)
Pay(5)	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		88,800	0	(2)	(2)	3	0
Pay(5)	CAONREPO	3.750	Annual	03/19/2027	CAD	900	13	0	13	1	0
Receive(5)	CAONREPO	3.250	Annual	03/19/2030		34,200	(848)	264	(584)	0	(29)
Pay(5)	CAONREPO	3.500	Annual	03/19/2035		33,100	1,415	(382)	1,033	47	0
Receive(5)	CAONREPO	3.500	Annual	03/19/2055		6,100	(491)	103	(388)	0	(22)

							$(13,480)	$(248)	$(13,728)	$1,764	$(1,702)

Total Swap Agreements							$(13,419)	$(265)	$(13,684)	$1,764	$(1,702)

Cash of $34,394 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025		NZD	7,702		$4,537		$228		$0
		01/2025		SGD	2,000		1,489		23		0
		03/2025			$7,208		PHP	402,423	0		(323)
		09/2025		PHP	403,237		$7,208		346		0
BOA		01/2025		BRL	16,765		2,681		0		(33)
		01/2025		CNH	1,579		217		2		0
		01/2025		COP	9,220,457		2,112		20		0
		01/2025		IDR	29,269,961		1,812		3		0
		01/2025		JPY	1,936		13		0		0
		01/2025		MXN	63,191		3,091		75		0
		01/2025		MYR	51,409		11,519		35		0
		01/2025		PLN	13,233		3,221		19		0
		01/2025		SGD	2,739		2,033		27		0
		01/2025		TRY	69,521		1,597		0		(318)
		01/2025			$2,707		BRL	16,765	6		0
		01/2025			19,448		CNH	140,784	0		(261)
		01/2025			4,819		CNY	34,636	0		(21)
		01/2025			2,111		COP	9,220,457	0		(20)
		01/2025			10,613		IDR	168,738,741	0		(183)
		01/2025			14,268		MYR	63,267	0		(141)
		01/2025			1,993		PLN	8,114	0		(30)
		01/2025			5,459		ZAR	98,774	0		(231)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	02/2025	BRL	15,109		$2,614	186	0
	02/2025	CNH	16,413		2,298	59	0
	02/2025	MXN	75,813		3,755	143	0
	02/2025		$1,162	BRL	6,725	0	(81)
	02/2025		1,285	CNY	9,209	0	(11)
	02/2025		1,452	MXN	29,098	0	(66)
	05/2025	TRY	33,322		$713	0	(128)
	06/2025	PHP	203,532		3,425	0	(45)
BPS	01/2025	AUD	7,826		4,991	147	0
	01/2025	BRL	519,519		83,963	57	(187)
	01/2025	CAD	910		638	4	0
	01/2025	CHF	13,492		15,170	288	0
	01/2025	CNH	239,865		33,351	660	0
	01/2025	COP	14,922,100		3,397	20	(6)
	01/2025	EUR	1,558	RON	7,794	6	0
	01/2025		3,095		$3,226	19	0
	01/2025	IDR	116,921,867		7,297	85	(19)
	01/2025	INR	1,492,545		17,464	73	0
	01/2025	JPY	506,800		3,215	0	(9)
	01/2025	KRW	18,476,031		12,797	282	(1)
	01/2025	MXN	152,167		7,533	239	0
	01/2025	PLN	34,013		8,338	109	0
	01/2025	SGD	13,842		10,240	99	0
	01/2025	TRY	109,454		2,953	0	(99)
	01/2025	TWD	343,274		10,557	121	0
	01/2025		$92,417	BRL	519,519	0	(8,323)
	01/2025		6,835	CNH	49,071	0	(146)
	01/2025		5,002	CNY	35,880	0	(32)
	01/2025		24,542	CZK	584,504	0	(509)
	01/2025		6,391	EUR	6,121	0	(48)
	01/2025		12,312	IDR	195,962,816	0	(215)
	01/2025		37,535	INR	3,195,068	0	(281)
	01/2025		6,627	KRW	9,736,981	0	(30)
	01/2025		19,780	MYR	88,531	62	(75)
	01/2025		28,260	PLN	115,263	0	(376)
	01/2025		2,769	TWD	89,881	0	(36)
	01/2025		33,384	ZAR	591,837	0	(2,063)
	02/2025	BRL	78,550		$12,621	83	(100)
	02/2025	CNH	67,129		9,235	81	0
	02/2025	PHP	203,532		3,461	0	(25)
	02/2025	TRY	41,866		1,120	0	(8)
	02/2025		$20,293	CNH	145,482	0	(451)
	02/2025		103	CNY	735	0	(1)
	02/2025		20,644	PHP	1,204,127	0	(17)
	02/2025		18,860	RON	89,448	0	(279)
	03/2025	ILS	1,676		$467	5	0
	03/2025	MXN	110,909		5,384	127	0
	03/2025	PHP	1,204,127		20,612	12	0
	03/2025		$1,672	BRL	9,534	0	(147)
	03/2025		3,174	COP	14,113,696	5	(8)
	03/2025		1,623	IDR	26,573,292	11	0
	03/2025		1,688	INR	145,482	0	(2)
	03/2025		132	KRW	195,210	1	0
	03/2025		7,184	MXN	147,415	0	(202)
	03/2025		2,303	PEN	8,632	0	(10)
	04/2025	TWD	3,861		$120	2	0
	04/2025		$8,306	BRL	48,100	0	(635)
	05/2025	CNH	3,295		$455	4	0
	05/2025		$1,458	CNH	10,592	0	(8)
	10/2025	BRL	87,700		$14,309	1,001	0
	10/2025	EUR	5,166		5,554	117	0
	05/2029	KWD	7,247		24,915	586	0
	07/2029		806		2,774	67	0
BRC	01/2025	AUD	11,254		6,990	24	0
	01/2025	BRL	23,927		3,873	0	0
	01/2025	CAD	11,176		7,938	159	0
	01/2025	EUR	8,003	RON	40,046	31	0
	01/2025		5,403		$5,642	42	0
	01/2025	GBP	15,490		19,500	110	0
	01/2025	INR	266,391		3,115	12	0
	01/2025	KRW	8,716,423		6,005	100	0
	01/2025	MYR	87,537		19,706	182	(28)
	01/2025	PEN	14,724		3,947	28	0
	01/2025	SGD	1,971		1,461	16	0
	01/2025	TRY	244,217		6,131	0	(723)
	01/2025		$3,362	AUD	5,175	0	(158)
	01/2025		3,864	BRL	23,927	9	0
	01/2025		12,900	CAD	18,551	11	0
	01/2025		2,884	CLP	2,855,016	0	(14)
	01/2025		3,795	EUR	3,592	0	(72)
	01/2025		11,407	GBP	9,030	0	(104)
	01/2025		798	IDR	12,564,095	0	(22)
	01/2025		10,191	INR	870,705	0	(46)
	01/2025		2,300	JPY	343,728	0	(115)
	01/2025		3,016	MXN	61,756	0	(64)
	01/2025		53,231	MYR	236,840	0	(337)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		1,070	THB	36,419	0	(1)
	01/2025		8,827	TRY	337,558	559	0
	01/2025		6,372	TWD	208,890	0	(21)
	01/2025		8,463	ZAR	151,826	0	(428)
	01/2025	ZAR	107,535		$5,797	106	0
	02/2025	CNH	29,673		4,142	95	0
	02/2025	MXN	32,704		1,563	9	0
	02/2025	RON	1,847		393	9	0
	02/2025		$3,851	BRL	23,927	0	(1)
	02/2025		2,298	CNH	16,404	0	(61)
	02/2025		927	RON	4,408	0	(11)
	02/2025		8,183	TRY	309,771	153	0
	03/2025	BRL	3,200		$551	40	0
	03/2025	ILS	1,521		427	8	0
	03/2025	MXN	40,872		1,996	60	0
	03/2025	TRY	127,280		3,304	0	(42)
	03/2025		$2,464	CLP	2,449,894	0	(3)
	03/2025		7,971	MXN	164,685	0	(167)
	03/2025		9,577	TRY	365,348	125	0
	04/2025	TRY	54,307		$1,185	0	(221)
	05/2025		$713	TRY	33,322	128	0
BSH	01/2025	BRL	47,930		$7,715	0	(43)
	01/2025		$7,813	BRL	47,930	11	(66)
	01/2025		3,962	PEN	14,854	0	(11)
	02/2025	PEN	1,907		$512	5	0
	03/2025	CLP	4,363,475		4,481	97	0
	04/2025	PEN	38,896		10,361	49	(12)
CBK	01/2025	BRL	63,484		10,404	128	0
	01/2025	CNH	79,041		11,008	236	0
	01/2025	COP	21,281,824		4,827	0	(4)
	01/2025	DOP	58,135		958	10	0
	01/2025	EUR	2,896		3,045	44	0
	01/2025	GBP	1,042		1,321	17	0
	01/2025	IDR	73,387,075		4,561	22	(1)
	01/2025	INR	1,041,657		12,256	109	0
	01/2025	KRW	880,248		602	6	0
	01/2025	PEN	102,527		27,403	132	0
	01/2025	PHP	615,815		10,596	0	(3)
	01/2025	RON	12,313	EUR	2,462	0	(10)
	01/2025	TWD	381,184		$11,650	62	0
	01/2025		$10,252	BRL	63,484	24	0
	01/2025		4,346	CNH	31,026	0	(118)
	01/2025		28,917	CNY	206,983	0	(238)
	01/2025		4,828	COP	21,281,824	3	0
	01/2025		8,299	CZK	198,341	0	(144)
	01/2025		13,255	GBP	10,375	0	(268)
	01/2025		663	HUF	262,104	0	(4)
	01/2025		5,647	IDR	90,120,022	4	(76)
	01/2025		15,505	INR	1,316,976	0	(147)
	01/2025		13,189	KRW	18,477,624	0	(676)
	01/2025		8,449	MXN	170,067	0	(323)
	01/2025		17,745	PEN	66,493	7	(60)
	01/2025		1,049	PHP	61,756	12	0
	01/2025		26,760	THB	908,730	0	(100)
	01/2025		2,222	UYU	93,549	5	(104)
	01/2025	UYU	77,912		$1,748	9	(31)
	02/2025	BRL	66,046		11,427	799	0
	02/2025	CLP	817,653		836	14	0
	02/2025	CNH	42,139		5,882	135	0
	02/2025	DOP	158,841		2,610	21	0
	02/2025	PEN	5,909		1,580	10	0
	02/2025	PHP	1,541,748		26,528	118	0
	02/2025	UGX	1,979,824		476	0	(53)
	02/2025		$36,718	CNY	263,817	0	(241)
	02/2025		1,679	KZT	835,898	0	(97)
	03/2025	IDR	434,520		$27	0	0
	03/2025	INR	625,890		7,313	58	0
	03/2025	PEN	4,406		1,165	3	(8)
	03/2025	TRY	190,209		4,960	0	(63)
	03/2025		$805	CNY	5,774	0	(7)
	03/2025		6,399	COP	28,557,528	17	0
	03/2025		1,998	IDR	32,361,228	0	(9)
	03/2025		5,107	INR	439,056	0	(17)
	03/2025		104	KRW	152,864	0	(1)
	03/2025		2,805	MXN	57,398	0	(86)
	03/2025		2,333	UYU	100,062	0	(79)
	04/2025	EGP	17,349		$333	4	0
	04/2025	PEN	16,355		4,397	54	0
	04/2025		$4,828	COP	21,653,580	27	0
	04/2025		1,185	TRY	54,222	219	0
	04/2025		102	UYU	4,279	0	(6)
	10/2025		2,391	COP	11,648,952	157	0
DUB	01/2025	KRW	211,325		$151	8	0
	01/2025	MYR	45,540		10,202	29	0
	01/2025		$197	KRW	270,878	0	(14)
	01/2025		5,832	PLN	23,856	0	(59)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		42,902	THB	1,459,325	15	(103)
	02/2025	PEN	21,654		$5,783	28	0
	02/2025	PKR	178,500		607	0	(33)
	02/2025	UGX	6,194,316		1,526	0	(132)
	02/2025		$304	KES	40,429	6	0
	02/2025		14,334	MXN	289,995	0	(523)
	02/2025		595	PKR	178,500	45	0
	02/2025		1,299	RON	6,175	0	(16)
	02/2025		1,003	UGX	3,745,616	0	(2)
	03/2025		2,615	EGP	149,709	244	0
	03/2025		853	TRY	40,575	220	0
	05/2025	PEN	1,488		$391	0	(3)
	10/2025	EGP	19,709		351	9	0
	11/2025	PKR	139,779		472	0	(13)
FAR	01/2025	AUD	1,055		684	32	0
	01/2025	BRL	400,015		65,011	261	0
	01/2025	TWD	383		12	0	0
	01/2025		$64,599	BRL	400,015	151	0
	01/2025		1,551	CNY	11,120	0	(10)
	01/2025		389	GBP	310	0	(1)
	01/2025		4,034	INR	345,810	0	(7)
	01/2025		673	JPY	105,000	0	(5)
	02/2025	CLP	1,883,708		$1,933	39	0
	02/2025		$65,011	BRL	402,124	0	(307)
	03/2025		2,624	COP	11,653,880	0	(5)
GLM	01/2025	BRL	9,017		$1,456	0	(3)
	01/2025	CLP	1,867,884		1,885	7	0
	01/2025	DOP	431,190		7,086	54	0
	01/2025	KRW	1,554,766		1,088	35	0
	01/2025	MXN	380,024		18,722	560	0
	01/2025	PEN	31,615		8,433	20	0
	01/2025	PLN	327		80	1	0
	01/2025	THB	2,073,381		60,923	190	(100)
	01/2025	TWD	6,039		188	4	0
	01/2025		$1,483	BRL	9,017	0	(24)
	01/2025		5,633	IDR	89,708,400	0	(96)
	01/2025		296	KRW	406,118	0	(20)
	01/2025		6,712	PLN	27,324	0	(103)
	01/2025		11,325	THB	386,436	12	0
	01/2025		4,076	TRY	169,941	706	0
	01/2025		2,681	ZAR	49,397	0	(67)
	01/2025	UYU	44,322		$989	0	(19)
	02/2025	DOP	917,881		15,076	111	0
	02/2025	MXN	368,276		17,656	131	0
	02/2025		$9,050	DOP	551,290	0	(69)
	02/2025		6,457	MXN	131,454	0	(194)
	02/2025		29	PHP	1,697	0	0
	02/2025		48,058	THB	1,629,587	0	(123)
	03/2025	CLP	13,708,868		$14,021	249	0
	03/2025	DOP	842,601		13,726	40	0
	03/2025	PEN	9,239		2,487	33	0
	03/2025		$10,854	BRL	63,935	0	(623)
	03/2025		6,424	PHP	359,712	0	(270)
	03/2025		7,253	TRY	347,457	1,923	0
	04/2025	BRL	48,100		$8,649	978	0
	04/2025	PEN	53,682		14,316	66	(2)
	04/2025		$10,002	COP	45,694,137	242	0
	04/2025		2,932	TRY	120,408	192	0
	06/2025		2,401		107,030	163	0
	09/2025	PHP	359,712		$6,411	289	0
IND	01/2025		$1,770	PLN	7,202	0	(28)
JPM	01/2025	BRL	15,855		$2,560	0	(6)
	01/2025	CNH	36,844		5,084	63	0
	01/2025	EGP	101,076		1,987	0	(1)
	01/2025	IDR	55,110,559		3,455	50	(2)
	01/2025	INR	95,350		1,126	14	0
	01/2025	JPY	62,358		416	20	0
	01/2025	KRW	1,605,682		1,124	37	0
	01/2025	SGD	478		356	6	0
	01/2025	THB	46,766		1,352	0	(20)
	01/2025	TWD	5,412		167	3	0
	01/2025		$2,603	BRL	15,855	0	(37)
	01/2025		26,222	CNH	188,364	0	(550)
	01/2025		4,638	CNY	33,246	0	(33)
	01/2025		2,007	EGP	101,076	0	(19)
	01/2025		25,995	HUF	10,138,913	0	(491)
	01/2025		2,589	IDR	41,055,527	0	(51)
	01/2025		7,698	INR	654,644	0	(62)
	01/2025		5,176	PLN	21,111	0	(68)
	01/2025		910	RSD	101,259	0	(13)
	01/2025		10,515	THB	358,450	2	0
	01/2025		314	TRY	13,557	59	0
	01/2025	UYU	7,773		$174	0	(3)
	02/2025	BRL	15,940		2,603	39	0
	02/2025	CNH	67,116		9,231	78	0
	02/2025	PHP	1,522,988		26,038	0	(51)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	02/2025		$539	KZT	269,484	0	(30)
	02/2025		2,275	TRY	85,520	35	0
	02/2025		453	UZS	6,058,875	8	0
	03/2025		1,085	EGP	62,008	99	0
	03/2025		162	IDR	2,653,937	1	0
	03/2025		1,412	PEN	5,270	0	(13)
	03/2025		740	TRY	35,849	209	0
	05/2025		548		23,982	56	0
	06/2025	THB	145,744		$4,240	0	(81)
	11/2025	PKR	273,208		923	0	(25)
MBC	01/2025	AED	9,029		2,458	0	0
	01/2025	AUD	2,212		1,436	67	0
	01/2025	CAD	4,505		3,223	87	0
	01/2025	CHF	4,157		4,737	152	0
	01/2025	CNH	9,068		1,244	8	0
	01/2025	EUR	73,510		77,323	1,141	0
	01/2025	GBP	3,805		4,793	30	0
	01/2025	INR	126,250		1,483	11	0
	01/2025	JPY	170,500		1,142	58	0
	01/2025	KRW	153,949		110	6	0
	01/2025	MYR	12,748		2,858	10	0
	01/2025	NOK	20,515		1,831	29	0
	01/2025	SEK	11,328		1,040	16	0
	01/2025	SGD	8,573		6,297	16	0
	01/2025		$6,686	AUD	10,733	0	(43)
	01/2025		303	CHF	270	0	(5)
	01/2025		10,207	EUR	9,747	0	(106)
	01/2025		1,399	INR	118,981	0	(11)
	01/2025		13,109	JPY	2,004,000	0	(361)
	01/2025		603	KRW	834,452	0	(38)
	01/2025		5,115	MYR	22,582	0	(70)
	01/2025		40	NOK	442	0	(1)
	01/2025		2,261	PLN	9,221	0	(30)
	01/2025		18,788	SGD	25,372	0	(199)
	01/2025		187	TWD	6,069	0	(2)
	01/2025	UYU	117,869		$2,643	0	(33)
	02/2025	CNH	100,590		13,923	204	0
	02/2025	UGX	5,996,078		1,489	0	(118)
	02/2025		$12,868	CNH	93,911	0	(61)
	02/2025		644	UYU	27,160	0	(28)
	03/2025	ILS	485		$136	3	0
	03/2025		$711	INR	61,221	0	(1)
	03/2025		112	MXN	2,359	0	(1)
	04/2025	TWD	6,034		$187	2	0
	05/2025	CNH	3,326		459	4	0
	05/2025		$765	CNH	5,559	0	(4)
MYI	01/2025	CLP	1,199,657		$1,213	7	0
	01/2025	CZK	42,905		1,775	11	0
	01/2025	GBP	2,826		3,536	0	(1)
	01/2025	MXN	65,659		3,227	93	0
	01/2025		$590	CZK	14,230	0	(5)
	01/2025		771	HUF	304,595	1	(5)
	01/2025		1,609	IDR	25,434,225	0	(34)
	01/2025		929	MXN	18,788	0	(32)
	01/2025		393	PEN	1,467	0	(3)
	01/2025		110	PLN	449	0	(2)
	02/2025	MXN	149,430		$7,267	163	0
	02/2025		$336	TRY	12,715	7	0
	10/2026		1,723	AZN	3,083	0	0
	10/2027		3,446		6,341	0	0
NGF	03/2025		10,103	PHP	564,060	0	(453)
	09/2025	PHP	564,060		$10,081	482	0
RBC	01/2025	CAD	9,263		6,610	163	0
	01/2025	MXN	171,649		8,482	276	0
	01/2025		$2,124	COP	9,220,457	0	(32)
	03/2025		76,969	MXN	1,576,253	0	(2,318)
RYL	01/2025	CAD	9,264		$6,445	0	(3)
	01/2025		$1,666	CNH	12,044	0	(24)
	01/2025		1,599	GBP	1,260	0	(22)
	01/2025		699	SEK	7,625	0	(9)
SCX	01/2025	BRL	32,496		$5,374	114	0
	01/2025	CAD	9,367		6,506	0	(14)
	01/2025	CNH	6,714		929	14	0
	01/2025	EGP	7,641		150	0	0
	01/2025	EUR	6,501		6,765	27	0
	01/2025	INR	3,690,575		43,486	447	0
	01/2025	KRW	38,961		27	0	0
	01/2025	MYR	11,958		2,679	8	0
	01/2025	PEN	19,657		5,257	27	0
	01/2025	SGD	799		594	9	0
	01/2025	TWD	3,182		99	3	0
	01/2025		$5,248	BRL	32,496	12	0
	01/2025		1,096	CHF	980	0	(15)
	01/2025		9,297	CNY	66,802	0	(39)
	01/2025		558	EGP	28,473	2	(1)
	01/2025		14,085	EUR	13,352	0	(248)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	10,089	IDR	159,592,134	0	(238)
01/2025	36,096	INR	3,075,521	0	(230)
01/2025	6,870	MYR	30,622	20	(49)
01/2025	4,655	NZD	8,085	0	(132)
01/2025	6,599	TWD	216,461	0	(19)
01/2025	979	ZAR	18,046	0	(24)
02/2025	COP	13,310,898	$2,997	0	(9)
03/2025	$27	KRW	38,863	0	0
03/2025	43,694	PHP	2,431,910	0	(2,088)
04/2025	PEN	1,841	$490	1	0
04/2025	TWD	3,196	98	1	0
05/2025	CNH	6,903	958	12	0
05/2025	PKR	265,491	932	0	(13)
09/2025	PHP	2,434,417	43,645	2,217	0
SOG	01/2025	EUR	2,411	RON	12,064	12	0
01/2025	$8,963	PLN	36,534	0	(123)
02/2025	6,069	RON	28,918	0	(62)
03/2025	284	EGP	15,103	4	0
SSB	01/2025	COP	21,346,803	$4,849	4	0
01/2025	MXN	285,977	14,458	751	0
01/2025	$10,646	PHP	615,815	0	0
02/2025	4,849	COP	21,458,823	0	(4)
03/2025	PEN	2,058	$554	7	0
TOR	01/2025	JPY	119,548	795	34	0
03/2025	MXN	553,989	27,097	824	0
UAG	01/2025	PLN	25,542	6,279	99	0
01/2025	RON	47,596	EUR	9,513	0	(36)
01/2025	SGD	3,868	$2,880	46	0
01/2025	$5,358	MXN	109,862	0	(92)
01/2025	2,650	NOK	29,453	0	(62)
01/2025	12,570	PLN	51,273	0	(162)
02/2025	2,054	RON	9,766	0	(26)
03/2025	BRL	9,533	$1,672	148	0
03/2025	$1,138	PEN	4,271	0	(4)
05/2025	308	TRY	12,552	7	0
08/2025	739	32,883	16	0
11/2025	291	13,701	2	0

Total Forward Foreign Currency Contracts	$25,976	$(34,260)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.430	02/06/2025	26,426	$361	$4
Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	2
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	102
Put - OTC USD versus MXN	MXN	18.800	02/06/2025	26,426	385	1
GLM	Put - OTC USD versus MXN	20.500	12/22/2025	19,089	673	443
MBC	Call - OTC USD versus CNH	CNH	7.300	05/15/2025	69,652	774	1,129
UAG	Put - OTC USD versus BRL	BRL	5.200	03/06/2025	26,759	198	4

Total Purchased Options	$2,571	$1,685

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.260	02/06/2025	26,426	$(183)	$(1)
Put - OTC USD versus MXN	MXN	18.230	02/06/2025	26,426	(191)	0
Call - OTC USD versus TRY	TRY	49.800	01/28/2025	9,440	(304)	(3)
Call - OTC USD versus TRY	55.000	05/01/2025	3,930	(163)	(21)
CBK	Put - OTC USD versus TRY	39.000	04/03/2025	6,334	(96)	(224)
GLM	Put - OTC USD versus MXN	MXN	19.250	12/22/2025	19,089	(289)	(176)
Call - OTC USD versus MXN	23.750	12/22/2025	19,089	(446)	(556)
Put - OTC USD versus TRY	TRY	36.500	01/03/2025	4,535	(126)	(127)
Put - OTC USD versus TRY	36.500	01/07/2025	4,574	(123)	(124)
Put - OTC USD versus TRY	36.757	01/09/2025	4,466	(113)	(146)
Put - OTC USD versus TRY	38.550	04/01/2025	14,915	(322)	(414)
Call - OTC USD versus TRY	45.400	04/01/2025	14,915	(207)	(102)
Put - OTC USD versus TRY	40.700	06/27/2025	12,639	(374)	(392)
Call - OTC USD versus TRY	51.100	06/27/2025	12,639	(268)	(180)
MBC	Put - OTC USD versus CNH	CNH	6.950	05/15/2025	46,435	(303)	(132)
Call - OTC USD versus CNH	7.550	05/15/2025	69,652	(291)	(371)
UAG	Put - OTC USD versus BRL	BRL	4.925	03/06/2025	26,759	(52)	(1)
Put - OTC USD versus TRY	TRY	38.200	02/17/2025	6,679	(101)	(282)
Put - OTC USD versus TRY	37.700	05/07/2025	1,712	(41)	(14)
Call - OTC USD versus TRY	45.900	05/07/2025	1,712	(27)	(23)
Put - OTC USD versus TRY	39.750	08/11/2025	1,626	(51)	(22)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC USD versus TRY	51.750	08/11/2025	1,626	(36)	(37)
Put - OTC USD versus TRY	40.575	08/19/2025	2,395	(84)	(47)
Call - OTC USD versus TRY	52.725	08/19/2025	2,395	(52)	(53)
Put - OTC USD versus TRY	41.600	11/12/2025	1,710	(65)	(30)
Call - OTC USD versus TRY	56.900	11/12/2025	1,710	(48)	(55)

Total Written Options	$(4,356)	$(3,533)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.972%	$12,100	$281	$180	$461	$0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	3,600	109	66	175	0
BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	4,800	164	70	234	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	8,800	201	134	335	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	10,800	330	196	526	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	3,400	(67)	6	0	(61)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	0.946	10,600	(26)	(19)	0	(45)
Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	6,500	(57)	40	0	(17)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	0.992	2,960	(11)	8	0	(3)
CBK	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	500	11	8	19	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	1,900	58	34	92	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	18,300	409	287	696	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	3,600	117	58	175	0
JPM	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	11,000	244	175	419	0
MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.972	10,900	258	157	415	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	2.136	9,600	287	180	467	0

$2,308	$1,580	$4,014	$(126)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bond	1.000%	Quarterly	12/20/2029	0.647%	$32,810	$558	$(28)	$530	$0
South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.260	2,700	18	2	20	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.530	400	1	0	1	0
Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	11,100	(64)	135	71	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068	8,000	0	550	550	0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.603	6,800	8	20	28	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.640	1,000	0	6	6	0
Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	200	(2)	2	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.917	25,900	(956)	(69)	0	(1,025)
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.917	20,000	(837)	45	0	(792)
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	1,070	3	1	4	0

$(1,271)	$664	$1,210	$(1,817)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency delivered	Maturity	03/19/2030	$25,148	PHP	1,480,500	$(92)	$220	$128	$0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

GLM	Floating rate equal to 1-Day INR-SOFR plus 6.668% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR plus 0.668% based on the notional amount of currency delivered	Maturity	03/19/2030	INR	2,088,190	$24,578	136	(116)	20	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.450% based on the notional amount of currency delivered	Maturity	03/19/2030	$4,357	PHP	256,695	(20)	39	19	0
JPM	Floating rate equal to 1-Day INR-SOFR plus 0.652% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR plus 0.652% based on the notional amount of currency delivered	Maturity	03/19/2030	INR	1,914,038	$22,461	136	(253)	0	(117)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.501% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.506% based on the notional amount of currency delivered	Maturity	03/19/2030	$3,754	PHP	220,830	(11)	31	20	0
SCX	Floating rate equal to 1-Day INR-SOFR plus 0.653% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR plus 0.653% based on the notional amount of currency delivered	Maturity	03/19/2030	INR	1,940,950	$22,886	31	(239)	0	(208)
Floating rate equal to 1-Day INR-SOFR plus 6.800% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR plus 0.680% based on the notional amount of currency delivered	Maturity	03/19/2030	1,581,580	18,373	117	8	125	0

$297	$(310)	$312	$(325)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	12,620	$(8)	$2	$0	$(6)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	130	130	0
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	42,000	14	(12)	2	0
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(274)	0	(274)
Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029	3,550,000	0	276	276	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	MYR	33,190	46	(34)	12	0
Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	CLP	2,445,900	(38)	180	142	0
GLM	Receive	1-Year BRL-CDI	11.730	Maturity	01/02/2025	BRL	30,800	0	41	41	0
Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	149	149	0
Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027	15,023,700	0	(323)	0	(323)
Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029	6,734,700	0	(376)	0	(376)
Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029	10,120,000	0	(363)	0	(363)
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	1,715,500	0	(135)	0	(135)
Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032	3,100,000	0	(257)	0	(257)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	214,220	29	(17)	12	0
Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	100,100	260	32	292	0
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	41,960	(76)	55	0	(21)
Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	277	277	0
SCX	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030	MYR	55,470	(50)	26	0	(24)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	29,750	(88)	73	0	(15)

$89	$(550)	$1,333	$(1,794)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TOTALRETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.140% (SOFRRATE plus a specified spread)	Semi-Annual	06/05/2025	INR	135,095	$0	$0	$0	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.860 (SOFRRATE plus a specified spread)	Semi-Annual	06/09/2025		220,315	0	(1)	0	(1)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.860 (SOFRRATE plus a specified spread)	Semi-Annual	06/12/2025		498,570	0	(2)	0	(2)

									$0	$(3)	$0	$(3)

VOLATILITY SWAPS
											Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility(10)		6.850%	Maturity	09/11/2025		$64	$0	$8	$8	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility(10)		7.000	Maturity	12/11/2025		64	0	10	10	0
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility(10)		3.600	Maturity	11/24/2025		37	0	(19)	0	(19)
	Receive	USD versus INR 1-Year ATM Realized Volatility(10)		3.725	Maturity	11/26/2025		19	0	(8)	0	(8)
SCX	Receive	USD versus INR 1-Year ATM Realized Volatility(10)		3.450	Maturity	11/21/2025		22	0	(16)	0	(16)

									$0	$(25)	$18	$(43)

Total Swap Agreements									$1,423	$1,356	$6,887	$(4,108)

(m)

Securities with an aggregate market value of $14,188 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)						Notional Amount represents the number of contracts.
(2)						This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)						Variance Swap.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$1,398	$0	$1,398
Brazil
Corporate Bonds & Notes	0	13,191	0	13,191
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	47,104	0	47,104
Cayman Islands
Asset-Backed Securities	0	5,820	0	5,820
Corporate Bonds & Notes	0	5,220	1,168	6,388
Chile
Sovereign Issues	0	43,354	0	43,354
China
Sovereign Issues	0	21,188	0	21,188
Colombia
Sovereign Issues	0	21,365	0	21,365
Czech Republic
Sovereign Issues	0	68,483	0	68,483
Dominican Republic
Sovereign Issues	0	34,664	0	34,664
Ecuador
Sovereign Issues	0	6,201	0	6,201
Germany
Loan Participations and Assignments	0	4,924	0	4,924
Ghana
Sovereign Issues	0	3,842	0	3,842
Hungary
Sovereign Issues	0	7,667	0	7,667
India
Corporate Bonds & Notes	0	8,177	0	8,177
Indonesia
Sovereign Issues	0	93,372	0	93,372
Ireland
Asset-Backed Securities	0	637	0	637
Corporate Bonds & Notes	0	1,652	0	1,652
Ivory Coast
Loan Participations and Assignments	0	0	14,768	14,768
Sovereign Issues	0	3,266	0	3,266
Kazakhstan
Corporate Bonds & Notes	0	3,630	0	3,630
Kenya
Loan Participations and Assignments	0	0	2,683	2,683
Lebanon
Sovereign Issues	0	2,097	0	2,097
Luxembourg
Common Stocks	0	0	525	525
Corporate Bonds & Notes	0	251	0	251
Malaysia
Sovereign Issues	0	73,024	0	73,024
Mexico
Sovereign Issues	0	112,805	0	112,805
Nigeria
Loan Participations and Assignments	0	0	3,197	3,197
Oman
Sovereign Issues	0	2,380	0	2,380
Paraguay
Sovereign Issues	0	3,975	0	3,975
Peru
Corporate Bonds & Notes	0	15,485	0	15,485
Sovereign Issues	0	68,877	0	68,877
Philippines
Sovereign Issues	0	66,042	0	66,042
Poland
Sovereign Issues	0	78,163	0	78,163
Qatar
Corporate Bonds & Notes	0	0	6	6
Romania
Sovereign Issues	0	17,652	0	17,652
Serbia
Loan Participations and Assignments	0	0	3,649	3,649
Sovereign Issues	0	3,002	0	3,002
Singapore
Corporate Bonds & Notes	0	1,862	0	1,862
Sovereign Issues	0	3,600	0	3,600
South Africa
Corporate Bonds & Notes	0	16,326	0	16,326
Sovereign Issues	0	101,074	0	101,074
Supranational
Corporate Bonds & Notes	0	55,401	0	55,401
Tanzania
Loan Participations and Assignments	0	0	2,900	2,900
Thailand
Sovereign Issues	0	40,473	0	40,473
Turkey
Loan Participations and Assignments	0	8,588	1,692	10,280
Sovereign Issues	0	45,632	0	45,632

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Ukraine
Sovereign Issues	0	4,530	0	4,530
United Arab Emirates
Loan Participations and Assignments	0	0	2,564	2,564
United Kingdom
Corporate Bonds & Notes	0	13,191	4,843	18,034
Non-Agency Mortgage-Backed Securities	0	4,471	0	4,471
United States
Asset-Backed Securities	0	22,070	0	22,070
Corporate Bonds & Notes	0	260	0	260
Loan Participations and Assignments	0	0	4,284	4,284
Non-Agency Mortgage-Backed Securities	0	17,939	2,227	20,166
Sovereign Issues	0	66,183	0	66,183
Uruguay
Sovereign Issues	0	8,512	0	8,512
Uzbekistan
Corporate Bonds & Notes	0	4,691	0	4,691
Sovereign Issues	0	772	0	772
Venezuela
Sovereign Issues	0	693	0	693
Zambia
Sovereign Issues	0	2,875	0	2,875
Short-Term Instruments
Nigeria Treasury Bills	0	17,450	0	17,450
U.S. Treasury Bills	0	15,975	0	15,975

$0	$1,291,476	$44,570	$1,336,046
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70,303	$0	$0	$70,303

Total Investments	$70,303	$1,291,476	$44,570	$1,406,349

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	210	1,765	0	1,975
Over the counter	0	33,998	550	34,548

$210	$35,763	$550	$36,523
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(151)	(1,811)	0	(1,962)
Over the counter	0	(41,901)	0	(41,901)

$(151)	$(43,712)	$0	$(43,863)

Total Financial Derivative Instruments	$59	$(7,949)	$550	$(7,340)

Totals	$70,362	$1,283,527	$45,120	$1,399,009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$3,620	$0	$(3,650)	$26	$16	$(12)	$0	$0	$0	$0
Brazil
Corporate Bonds & Notes	102	0	(1,309)	(20)	(12)	1,239	0	0	0	0
Loan Participations and Assignments	0	1,310	0	90	0	(1,336)	0	0	64	(1,336)
Cayman Islands
Corporate Bonds & Notes	1,376	0	(281)	30	43	0	0	0	1,168	(4)
Colombia
Loan Participations and Assignments	21,439	0	(21,091)	0	0	(348)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	13,253	13,277	(11,144)	21	67	(706)	0	0	14,768	(592)
Kenya
Loan Participations and Assignments	0	2,683	0	0	0	0	0	0	2,683	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Luxembourg
Common Stocks	504	0	0	0	0	21	0	0	525	21
Corporate Bonds & Notes	283	0	(293)	2	9	(1)	0	0	0	0
Mexico	0	0	0	0	0	0	0	0	0	0
Nigeria
Loan Participations and Assignments	0	3,243	0	1	0	(47)	0	0	3,197	(47)
Qatar
Corporate Bonds & Notes	6	0	0	0	0	0	0	0	6	0
Serbia
Loan Participations and Assignments	3,722	0	0	0	0	(73)	0	0	3,649	(73)
South Africa
Corporate Bonds & Notes	10,318	0	(11,159)	0	(1,991)	2,832	0	0	0	0
Tanzania
Loan Participations and Assignments	3,874	0	(862)	3	(76)	(39)	0	0	2,900	(116)
Turkey
Loan Participations and Assignments	0	1,783	0	0	0	(91)	0	0	1,692	(91)
United Arab Emirates
Loan Participations and Assignments	9,115	0	(6,390)	(20)	(55)	(86)	0	0	2,564	(20)
United Kingdom
Corporate Bonds & Notes	0	4,782	0	148	0	(87)	0	0	4,843	(86)
United States
Common Stocks	89	0	(152)	0	63	0	0	0	0	0
Loan Participations and Assignments	0	4,300	0	0	0	(16)	0	0	4,284	(16)
Non-Agency Mortgage-Backed Securities	417	2,200	(55)	0	1	47	0	(383)	2,227	27

	$68,118	$33,578	$(56,386)	$281	$(1,935)	$1,297	$0	$(383)	$44,570	$(2,333)
Financial Derivative Instruments- Assets
Over the counter	$534	$0	$0	$0	$0	$16	$0	$0	$550	$106

Totals	$68,652	$33,578	$(56,386)	$281	$(1,935)	$1,313	$0	$(383)	$45,120	$(2,227)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$64	Other Valuation Techniques(3)			—			—	—
Cayman Islands
Corporate Bonds & Notes		1,168	Discounted Cash Flow			Discount Rate			3.310	—
Ivory Coast
Loan Participations and Assignments		14,768	Discounted Cash Flow			Discount Rate			6.512-8.437	7.288
Kenya
Loan Participations and Assignments		2,683	Recent Transaction			Purchase Price			99.375	—
Luxembourg
Common Stocks		525	Indicative Market Quotation			Broker Quote			$25.125	—
Nigeria
Loan Participations and Assignments		3,197	Third Party Vendor			Broker Quote			99.550	—
Qatar
Corporate Bonds & Notes		6	Discounted Cash Flow			Discount Rate			7.567	—
Serbia
Loan Participations and Assignments		3,649	Discounted Cash Flow			Discount Rate			8.113	—
Tanzania
Loan Participations and Assignments		2,900	Third Party Vendor			Broker Quote			100.000	—
Turkey
Loan Participations and Assignments		1,692	Discounted Cash Flow			Discount Rate			4.174	—
United Arab Emirates
Loan Participations and Assignments		2,564	Third Party Vendor			Broker Quote			100.313	—
United Kingdom
Corporate Bonds & Notes		2,301	Other Valuation Techniques(3)			—			—	—
		2,542	Reference Instrument			Discount Factor			8.000	—
United States
Loan Participations and Assignments		4,284	Discounted Cash Flow			Discount Rate			6.834	—
Non-Agency Mortgage-Backed Securities		2,227	Discounted Cash Flow			Discount Rate			7.219	—

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

FinancialDerivative Instruments- Assets
Over the counter	550	Indicative Market Quotation	Broker Quote	6.830	—

Total	$45,120

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.0% ¤
CORPORATE BONDS & NOTES 30.9%
BANKING & FINANCE 20.8%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$500	$451
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	478
AIB Group PLC
2.875% due 05/30/2031 •		400	411
6.608% due 09/13/2029 •		$500	523
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		400	319
Ally Financial, Inc.
2.200% due 11/02/2028		800	712
8.000% due 11/01/2031		450	498
American Homes 4 Rent LP 5.500% due 02/01/2034		450	448
American Tower Corp.
2.100% due 06/15/2030		500	429
3.100% due 06/15/2050		300	193
Asian Development Bank
6.550% due 01/26/2025	ZAR	40,000	2,117
6.720% due 02/08/2028	INR	187,400	2,183
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	965
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(f)(g)		200	180
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,168
6.204% due 11/10/2028 •		1,600	1,657
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	504
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	756
Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,011
7.385% due 11/02/2028 •		800	848
BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	338
7.750% due 08/16/2029 •(f)(g)		1,000	1,025
Boston Properties LP
2.550% due 04/01/2032		150	121
3.400% due 06/21/2029		100	92
BPCE SA
2.045% due 10/19/2027 •		500	473
5.748% due 07/19/2033 •		300	296
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	304
CNP Assurances SACA 1.250% due 01/27/2029	EUR	500	478
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(f)(g)		400	410
CoStar Group, Inc. 2.800% due 07/15/2030		$800	700
CPI Property Group SA
1.500% due 01/27/2031	EUR	100	82
2.750% due 01/22/2028 þ	GBP	200	229
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	447
Crown Castle, Inc. 3.100% due 11/15/2029		$400	364
CTP NV
1.250% due 06/21/2029	EUR	200	189
1.500% due 09/27/2031		500	450
Deutsche Bank AG
1.875% due 02/23/2028 •		200	202
6.119% due 07/14/2026 •		$600	604
Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	922
1.000% due 01/15/2032		300	263
1.250% due 02/01/2031		200	182
EQT AB
0.875% due 05/14/2031		800	706
2.375% due 04/06/2028		800	813

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Equinix, Inc. 3.900% due 04/15/2032		$400	369
First American Financial Corp. 2.400% due 08/15/2031		600	494
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		200	200
FS KKR Capital Corp. 3.125% due 10/12/2028		400	362
Globalworth Real Estate Investments Ltd. 6.250% due 03/31/2030	EUR	376	391
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	333
2.615% due 04/22/2032 •		500	426
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	950
Grainger PLC 3.000% due 07/03/2030	GBP	100	110
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	288
HAT Holdings LLC
3.375% due 06/15/2026		535	519
3.750% due 09/15/2030		300	265
8.000% due 06/15/2027		550	574
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	213
3.375% due 12/15/2029		600	549
3.500% due 09/15/2030		200	181
5.700% due 07/01/2034		300	300
Howard Hughes Corp. 4.375% due 02/01/2031		600	541
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	591
6.254% due 03/09/2034 •		600	623
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	200
5.950% due 02/15/2028		400	342
ING Groep NV
2.727% due 04/01/2032 •		200	172
3.875% due 05/16/2027 •(f)(g)		200	182
4.250% due 05/16/2031 •(f)(g)		200	163
4.252% due 03/28/2033 •		500	463
4.875% due 05/16/2029 •(f)(g)		200	183
Intesa Sanpaolo SpA 6.625% due 06/20/2033		700	732
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		500	530
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,181
Kilroy Realty LP
2.500% due 11/15/2032		200	155
2.650% due 11/15/2033		900	689
Legal & General Group PLC 5.625% due 03/24/2031 •(f)(g)	GBP	200	232
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	384
3.750% due 03/18/2028 •		500	487
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	724
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% due 05/23/2042 •		400	408
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	287
NatWest Group PLC 5.125% due 05/12/2027 •(f)(g)	GBP	200	239
NE Property BV 3.375% due 07/14/2027	EUR	300	311
Nexi SpA 1.625% due 04/30/2026		550	557
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	633
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		500	435
Norinchukin Bank 5.094% due 10/16/2029		1,400	1,391
OneMain Finance Corp.
3.500% due 01/15/2027		781	746
7.125% due 11/15/2031		600	612
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	191
Regency Centers LP 3.700% due 06/15/2030		100	93
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	510

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,349
6.534% due 01/10/2029 •		300	309
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	189
4.375% due 04/13/2032 (g)		500	464
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	302
1.750% due 11/24/2028		200	192
SLM Corp. 3.125% due 11/02/2026		$900	859
Standard Chartered PLC
2.678% due 06/29/2032 •		200	168
3.603% due 01/12/2033 •		200	173
6.301% due 01/09/2029 •		600	616
7.767% due 11/16/2028 •		500	535
Sun Communities Operating LP 4.200% due 04/15/2032		300	274
UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	172
5.959% due 01/12/2034 •		300	307
UDR, Inc. 3.100% due 11/01/2034		100	82
UniCredit SpA 5.459% due 06/30/2035 •		400	387
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	491
Vonovia SE 1.875% due 06/28/2028		600	600
Weyerhaeuser Co. 4.000% due 11/15/2029		$100	95
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	673
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	683

			56,394

INDUSTRIALS 6.9%
180 Medical, Inc. 3.875% due 10/15/2029		$700	640
Accor SA 2.375% due 11/29/2028	EUR	900	907
Ball Corp. 3.125% due 09/15/2031		$580	493
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	102
Boise Cascade Co. 4.875% due 07/01/2030		$500	478
CDW LLC 3.569% due 12/01/2031		500	445
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	153
Centene Corp.
2.625% due 08/01/2031		600	494
3.000% due 10/15/2030		500	432
Chobani LLC 7.625% due 07/01/2029		500	518
Fair Isaac Corp. 4.000% due 06/15/2028		570	538
Gap, Inc.
3.625% due 10/01/2029		250	225
3.875% due 10/01/2031		250	216
Graphic Packaging International LLC 2.625% due 02/01/2029	EUR	400	396
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	217
4.000% due 05/01/2031		200	180
Illumina, Inc. 2.550% due 03/23/2031		300	256
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	352
International Distribution Services PLC 7.375% due 09/14/2030		500	645
JDE Peet's NV 2.250% due 09/24/2031		$800	650
John Lewis PLC 6.125% due 01/21/2025	GBP	200	250
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	360
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	302
Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	123
4.500% due 07/10/2027		300	363

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Metalsa Sapi De Cv 3.750% due 05/04/2031		$450	362
Micron Technology, Inc. 2.703% due 04/15/2032		200	168
MSCI, Inc. 3.625% due 09/01/2030		600	548
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		800	819
NXP BV
2.500% due 05/11/2031		300	256
5.000% due 01/15/2033		1,300	1,266
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	196
Sartorius Finance BV 4.875% due 09/14/2035	EUR	600	668
St Marys Cement, Inc. 5.750% due 04/02/2034		$400	386
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	600	610
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	507
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	490
VeriSign, Inc. 2.700% due 06/15/2031		$400	343
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	374
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	214
4.750% due 07/15/2031		$600	517
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	465
5.050% due 03/15/2042		200	161
Weir Group PLC 2.200% due 05/13/2026		400	385
ZF North America Capital, Inc. 6.750% due 04/23/2030		250	241

			18,711

UTILITIES 3.2%
AES Andes SA 6.300% due 03/15/2029		350	352
AES Corp.
2.450% due 01/15/2031		720	600
5.450% due 06/01/2028		300	302
7.600% due 01/15/2055 •		500	514
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	659
Clean Renewable Power Mauritius Pte. Ltd. 4.250% due 03/25/2027		168	161
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	283
Iberdrola International BV 6.750% due 09/15/2033		250	266
India Green Power Holdings 4.000% due 02/22/2027		233	223
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,192
Pattern Energy Operations LP 4.500% due 08/15/2028		500	470
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	227
Solar Star Funding LLC 5.375% due 06/30/2035		140	139
Southwestern Public Service Co. 3.150% due 05/01/2050		100	65
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		298	302
TDC Net AS 5.056% due 05/31/2028	EUR	400	433
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	193
United Utilities Water Finance PLC 3.750% due 05/23/2034	EUR	600	625
Verizon Communications, Inc. 5.050% due 05/09/2033		$1,700	1,681

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Vodafone Group PLC 5.125% due 06/04/2081 •		110	84

			8,771

Total Corporate Bonds & Notes (Cost $88,238)			83,876

U.S. GOVERNMENT AGENCIES 41.7%
Fannie Mae
3.000% due 01/01/2059		1,267	1,066
3.500% due 05/01/2056 - 08/01/2059		1,513	1,331
Freddie Mac 0.847% due 11/25/2030 ~(a)		2,781	107
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053		4,058	4,035
Ginnie Mae, TBA 5.000% due 02/01/2055		2,800	2,715
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		438	373
4.000% due 09/01/2049 - 05/01/2054		12,072	11,056
4.500% due 07/01/2052 - 05/01/2054		11,264	10,610
5.000% due 08/01/2052 - 04/01/2054		31,232	30,208
5.500% due 09/01/2052 - 12/01/2053		31,541	31,202
6.000% due 10/01/2053 - 05/01/2054		3,791	3,812
6.500% due 02/01/2054 - 05/01/2054		4,324	4,419
Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2055		13,900	12,293

Total U.S. Government Agencies (Cost $114,823)			113,227

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
4.250% due 08/15/2054		600	548
4.500% due 11/15/2054		3,200	3,052
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2031 (i)(k)		2,183	1,938
0.125% due 01/15/2032 (i)		9,566	8,295
0.875% due 02/15/2047 (m)		1,046	757
1.375% due 07/15/2033 (i)		3,326	3,113
1.500% due 02/15/2053 (k)		637	511
U.S. Treasury Notes
2.750% due 08/15/2032 (i)		2,200	1,952
3.875% due 09/30/2029 (i)		3,000	2,935
4.500% due 03/31/2026 (i)		5,100	5,115
4.500% due 04/15/2027 (i)		5,200	5,227

Total U.S. Treasury Obligations (Cost $33,751)			33,443

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.0%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~		2,300	2,235
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,385
280 Park Avenue Mortgage Trust 5.863% due 09/15/2034 •		1,000	979
Adjustable Rate Mortgage Trust
4.693% due 08/25/2036 •		625	212
5.013% due 08/25/2036 •		251	79
American Home Mortgage Assets Trust
4.643% due 12/25/2046 •		29	24
4.873% due 06/25/2037 •		127	116
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.262% due 09/15/2038 •		1,000	870
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~		2,453	1,774
4.957% due 08/10/2035 ~		900	809
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~		2,660	2,205
Bear Stearns ALT-A Trust 4.773% due 06/25/2046 •		263	234
Beast Mortgage Trust
7.012% due 03/15/2036 •		500	311
7.248% due 02/15/2037 •		1,200	541
Bridgegate Funding PLC
8.817% due 10/16/2062 ~	GBP	950	1,214
9.817% due 10/16/2062 ~		950	1,209
Chase Mortgage Finance Trust 4.687% due 03/25/2037 ~		$101	92
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		232	196
Commercial Mortgage Trust
3.832% due 02/10/2036 ~		2,100	2,021
7.662% due 12/15/2038 •		1,000	899
Countrywide Alternative Loan Trust
4.833% due 10/25/2046 •		61	56

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.125% due 11/20/2035 •		122	105
Countrywide Home Loan Mortgage Pass-Through Trust 4.409% due 02/25/2047 ~		36	31
Countrywide Home Loan Reperforming REMIC Trust 4.728% due 01/25/2034 ~		70	61
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.595% due 04/25/2047 •		67	58
DOLP Trust 3.704% due 05/10/2041 ~		1,600	1,229
DROP Mortgage Trust
6.761% due 10/15/2043 •		1,000	908
7.261% due 10/15/2043 •		996	845
Extended Stay America Trust
6.211% due 07/15/2038 •		286	287
6.761% due 07/15/2038 •		506	508
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		200	162
HarborView Mortgage Loan Trust 4.226% due 06/19/2036 ~		118	48
Independence Plaza Trust
3.911% due 07/10/2035		1,500	1,462
4.158% due 07/10/2035		200	195
4.356% due 07/10/2035		350	330
IndyMac INDX Mortgage Loan Trust
4.793% due 01/25/2037 •		61	53
4.973% due 07/25/2035 •		350	233
JP Morgan Chase Commercial Mortgage Securities Trust
6.062% due 04/15/2038 •		365	365
6.262% due 03/15/2036 •		100	76
6.462% due 04/15/2038 •		900	902
6.602% due 06/15/2038 •		1,000	854
6.812% due 03/15/2036 •		1,600	1,029
7.612% due 03/15/2036 •		300	141
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~		2,000	1,309
Merrill Lynch Alternative Note Asset Trust 4.853% due 03/25/2037 •		752	204
MFT Trust
3.283% due 08/10/2040 ~		1,180	774
3.358% due 02/10/2042		100	68
Morgan Stanley Capital Trust
5.812% due 12/15/2036 •		1,480	903
6.312% due 12/15/2036 •		1,097	113
Morgan Stanley Mortgage Loan Trust 4.773% due 06/25/2036 •		252	49
Natixis Commercial Mortgage Securities Trust 0.514% due 02/15/2039 ~(a)		23,885	462
NYO Commercial Mortgage Trust 7.057% due 11/15/2038 •		1,500	1,426
One New York Plaza Trust
5.462% due 01/15/2036 •		200	191
5.762% due 01/15/2036 •		1,000	942
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036		209	165
6.000% due 06/25/2036		124	98
6.000% due 06/25/2037		188	147
Residential Asset Securitization Trust
2.237% due 04/25/2037 •(a)		513	59
4.763% due 04/25/2037 •		513	103
SFO Commercial Mortgage Trust
6.311% due 05/15/2038 •		450	431
6.911% due 05/15/2038 •		450	430
Starwood Mortgage Trust
6.812% due 04/15/2034 •		1,000	986
6.817% due 11/15/2036 •		1,100	1,084
Trinity Square PLC 6.110% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,800	2,256
VASA Trust
6.262% due 07/15/2039 •		$400	327
6.612% due 07/15/2039 •		400	305
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037		77	72
Worldwide Plaza Trust
3.526% due 11/10/2036		100	70
3.596% due 11/10/2036 ~		1,250	263

Total Non-Agency Mortgage-Backed Securities (Cost $48,021)			40,580

ASSET-BACKED SECURITIES 12.9%
AUTOMOBILE SEQUENTIAL 1.7%
FHF Issuer Trust
5.690% due 02/15/2030		993	1,003
5.890% due 06/15/2030		2,409	2,439

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

FHF Trust 4.430% due 01/18/2028		208	207
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		550	537
5.320% due 09/25/2030		379	378

			4,564

CMBS OTHER 0.1%
Starwood Commercial Mortgage Trust 6.590% due 04/18/2038 •		400	398

HOME EQUITY OTHER 3.8%
ACE Securities Corp. Home Equity Loan Trust 4.793% due 11/25/2036 •		475	190
Argent Securities Trust 4.753% due 07/25/2036 •		146	128
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.253% due 11/25/2034 •		300	275
Asset-Backed Securities Corp. Home Equity Loan Trust
3.716% due 01/25/2036 •		2,085	1,838
6.298% due 05/25/2035 •		403	372
Bear Stearns Asset-Backed Securities Trust
4.733% due 11/25/2036 •		32	32
5.513% due 12/25/2034 •		227	223
Centex Home Equity Loan Trust
5.383% due 09/25/2034 •		60	58
5.413% due 03/25/2035 •		204	201
Countrywide Asset-Backed Certificates Trust
4.888% due 01/25/2045 •		272	254
4.933% due 03/25/2047 •		195	182
EquiFirst Mortgage Loan Trust 6.253% due 04/25/2035 •		210	183
GSAA Home Equity Trust
4.593% due 03/25/2036 •		50	16
6.000% due 10/25/2037		19	17
6.948% due 06/25/2036 þ		217	53
Long Beach Mortgage Loan Trust 4.773% due 10/25/2036 •		737	235
MASTR Asset-Backed Securities Trust 5.353% due 10/25/2035 •		225	202
Merrill Lynch Mortgage Investors Trust 5.053% due 12/25/2036 •		1,128	1,075
New Century Home Equity Loan Trust 5.188% due 10/25/2035 •		1,800	1,519
Residential Asset Securities Corp. Trust 5.333% due 08/25/2034 •		87	86
Structured Asset Investment Loan Trust 5.428% due 05/25/2035 •		1,639	1,465
Structured Asset Securities Corp. Mortgage Loan Trust
4.873% due 02/25/2037 •		79	76
4.888% due 07/25/2036 •		1,558	1,529

			10,209

WHOLE LOAN COLLATERAL 1.0%
First Franklin Mortgage Loan Trust 4.533% due 03/25/2036 •		1,690	1,610
Lehman XS Trust 4.793% due 10/25/2036 •		115	102
Residential Asset Mortgage Products Trust
5.164% due 10/25/2033 •		200	198
5.653% due 01/25/2035 •		716	681
Specialty Underwriting & Residential Finance Trust 5.623% due 12/25/2035 •		137	134

			2,725

OTHER ABS 6.3%
37 Capital CLO Ltd. 5.946% due 07/15/2034 •		1,300	1,304
Arbour CLO DAC 4.320% due 11/15/2037 •	EUR	2,600	2,695
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$821	722
4.950% due 07/20/2049		841	777
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		128	98
Mosaic Solar Loan Trust 2.640% due 01/20/2053		533	460
Northwoods Capital Ltd. 5.766% due 11/13/2031 •		2,026	2,030
Palmer Square European Loan Funding DAC 5.084% due 01/15/2033 •	EUR	1,000	1,039

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Regatta Funding Ltd.
5.826% due 10/25/2031 •		$1,002	1,004
5.856% due 01/15/2033 •		1,400	1,404
Service Experts Issuer 2.670% due 02/02/2032		372	360
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		998	967
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,386	1,212
5.400% due 04/30/2058		1,061	1,011
Sunrun Demeter Issuer 2.270% due 01/30/2057		633	532
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		1,400	1,400
Upstart Pass-Through Trust 3.800% due 04/20/2030		157	155

			17,170

Total Asset-Backed Securities (Cost $36,394)			35,066

SOVEREIGN ISSUES 3.7%
Brazil Government International Bond 6.125% due 03/15/2034		700	655
Chile Government International Bond
2.750% due 01/31/2027		300	286
3.500% due 01/31/2034		300	259
Fondo Mivivienda SA 4.625% due 04/12/2027		400	394
Hungary Government International Bond 4.000% due 07/25/2029	EUR	1,100	1,158
Mexico Government International Bond
2.250% due 08/12/2036		610	495
4.000% due 08/24/2034 (e)	MXN	44,218	1,883
4.490% due 05/25/2032	EUR	1,100	1,156
Peru Government International Bond 7.300% due 08/12/2033	PEN	4,800	1,349
Republic of Uzbekistan International Bond 5.375% due 05/29/2027	EUR	400	417
Romania Government International Bond
2.000% due 04/14/2033		200	158
5.500% due 09/18/2028		500	538
6.375% due 09/18/2033		500	540
Serbia Government International Bond 1.000% due 09/23/2028		300	280
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	7,540	415
Uruguay Government International Bond 4.975% due 04/20/2055		$100	89

Total Sovereign Issues (Cost $10,758)			10,072

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNEQ Holdings, Inc. «(b)(h)		1,017	4

Total Common Stocks (Cost $17)			4

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
CaixaBank SA 5.875% due 10/09/2027 •(f)(g)		200,000	213
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)		100,000	96

			309

INDUSTRIALS 0.2%
SVB Financial Trust 11.000% due 11/07/2032		1,159	580

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Total Preferred Securities (Cost $1,311)		889

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
4.348% due 02/27/2025 - 03/20/2025 (c)(d)(m)	$452	448

Total Short-Term Instruments (Cost $448)		448

Total Investments in Securities (Cost $333,761)		317,605

Total Investments 117.0% (Cost $333,761)		$317,605
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $900)		90
Other Assets and Liabilities, net (17.0)%		(46,282)

Net Assets 100.0%		$271,413

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Security did not produce income within the last twelve months.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Principal amount of security is adjusted for inflation.
(f)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)						Contingent convertible security.
(h)						RESTRICTED SECURITIES:
Issuer Description			Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

MNEQ Holdings, Inc.			04/26/2022 - 07/19/2023		$17	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date		Maturity Date		Amount Borrowed	Payable for Reverse Repurchase Agreements

BOM	4.590%	12/19/2024		01/06/2025		$(28,195)	$(28,245)

Total Reverse Repurchase Agreements							$(28,245)

SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA			2.000%	02/01/2055	$750	$(592)	$(584)
Uniform Mortgage-Backed Security, TBA			2.500	02/01/2055	750	(618)	(611)
Uniform Mortgage-Backed Security, TBA			3.000	02/01/2055	500	(426)	(425)

Total Short Sales (0.6)%						$(1,636)	$(1,620)

(i)						Securities with an aggregate market value of $28,022 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(37,056) at a weighted average interest rate of 5.235%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	1	$1	$0	$0
Call - EUREX Euro-Bobl February 2025 Futures		119.250	01/24/2025	1	1	0	0
Put - EUREX Euro-Bund February 2025 Futures		135.500	01/10/2025	1	1	(1)	(2)
Call - EUREX Euro-Bund February 2025 Futures		138.500	01/10/2025	1	1	(1)	0
Put - EUREX Euro-Bund February 2025 Futures		133.500	01/24/2025	1	1	(1)	(1)
Put - EUREX Euro-Bund February 2025 Futures		134.500	01/24/2025	1	1	0	(2)
Call - EUREX Euro-Bund February 2025 Futures		136.500	01/24/2025	1	1	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	1	1	0	0

Total Written Options	$(3)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	1	$138	$(2)	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2025	368	75,664	(15)	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2025	1	106	(1)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	369	40,129	(360)	0	(80)
U.S. Treasury Long-Term Bond March Futures	03/2025	39	4,440	(96)	0	(10)

$(474)	$0	$(96)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	4	$(957)	$21	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,201)	22	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(960)	19	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(958)	20	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(961)	18	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	18	0	0
Euro-Bobl March Futures	03/2025	1	(122)	1	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	7	(832)	28	3	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	6	(668)	11	2	0

$158	$5	$0

Total Futures Contracts	$(316)	$5	$(96)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.354%	EUR	200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.412	700	(10)	26	16	0	0

$(11)	$32	$21	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,200	$226	$(324)	$(98)	$42	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	3	2	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	5	5	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,700	(27)	87	60	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	31	47	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	177	267	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	260,000	(5)	(5)	(10)	0	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	203	5	208	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	580,000	8	3	11	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	233,400	1	53	54	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	340,000	20	(16)	4	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	79,000	20	56	76	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$4,400	0	129	129	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	500	(4)	(8)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	200	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	35,500	55	296	351	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	3,200	24	40	64	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	3,500	45	172	217	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,500	1	119	120	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	250	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	30,800	(401)	163	(238)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	11,200	250	(229)	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	34	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	30	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	24	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	34	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	32	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	56	47	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	12	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	12	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	711	515	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	0	228	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	48	89	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	351	336	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	124	132	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	91	143	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	16	206	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	43	42	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	748	927	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	433	376	15	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	253	305	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	423	367	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	8	7	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	18	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	18	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(16)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(19)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(47)	(51)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	(7)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	100	(1)	38	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	250	(3)	104	101	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	50	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	50	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	100	(30)	(7)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(31)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	2,400	149	373	522	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	100	(1)	(10)	(11)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(18)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	78	257	4	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(199)	(199)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(92)	(92)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(241)	(248)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	7	7	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	7	7	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	8	8	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	5	5	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(8)	(8)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	0	0	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		12,800	(145)	(33)	(178)	0	(33)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	5	5	0	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,900	(62)	8	(54)	0	(11)
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		300	0	(7)	(7)	0	(2)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	37	47	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	53	38	11	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(15)	(18)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(10)	(12)	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	9	9	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		200	0	(1)	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		500	(11)	24	13	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	34	32	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	0	(8)	(8)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	(6)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	2	1	1	0

$918	$4,319	$5,237	$180	$(82)

Total Swap Agreements	$907	$4,351	$5,258	$180	$(82)

(k)

Securities with an aggregate market value of $1,063 and cash of $5,442 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2025	GBP	121	$154	$2	$0
01/2025	$1,457	JPY	222,095	0	(44)
03/2025	MXN	2,281	$111	3	0
BPS	01/2025	AUD	67	43	2	0
01/2025	$188	EUR	181	0	(1)
01/2025	ZAR	23,887	$1,350	86	0
03/2025	$444	MXN	9,120	0	(12)
05/2029	KWD	70	$240	6	0
07/2029	9	30	1	0
BRC	01/2025	GBP	7,383	9,294	52	0
01/2025	$1,387	JPY	207,327	0	(69)
02/2025	209	32,728	0	0
BSH	04/2025	PEN	1,443	$383	0	0
CBK	01/2025	EUR	160	169	3	0
02/2025	$4,264	BRL	24,649	0	(298)
GLM	02/2025	551	MXN	11,213	0	(17)
03/2025	MXN	37,083	$1,815	58	0
04/2025	PEN	2,741	727	0	(1)
JPM	01/2025	$1,222	JPY	182,962	0	(58)
MBC	01/2025	EUR	23,136	$24,377	400	0
01/2025	$305	GBP	240	0	(5)
RBC	02/2025	391	JPY	61,188	0	0
03/2025	1,220	MXN	24,981	0	(37)
SCX	02/2025	491	JPY	76,962	0	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

	04/2025	PEN	955		$254		1	0
TOR	01/2025		$2,331	JPY	350,761		0	(100)

Total Forward Foreign Currency Contracts							$614	$(643)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	84
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	78

							$160	$187

Total Purchased Options							$160	$187

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	200	(1)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	1	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	1	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	1	(1)

$(14)	$(23)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC 1-Year Interest Rate Cap (2)	233.707%	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	$(28)	$(42)
Call - OTC 1-Year Interest Rate Floor (2)	233.707	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	0

$(56)	$(42)

Total Written Options	$(70)	$(65)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.805%	$1,000	$(43)	$47	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$42	$0	$(9)

Total Swap Agreements	$(94)	$89	$4	$(9)

(m)

Securities with an aggregate market value of $399 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$56,394	$0	$56,394
Industrials	0	18,711	0	18,711
Utilities	0	8,771	0	8,771
U.S. Government Agencies	0	113,227	0	113,227
U.S. Treasury Obligations	0	33,443	0	33,443
Non-Agency Mortgage-Backed Securities	0	40,580	0	40,580
Asset-Backed Securities
Automobile Sequential	0	4,564	0	4,564
CMBS Other	0	398	0	398
Home Equity Other	0	10,209	0	10,209
Whole Loan Collateral	0	2,725	0	2,725
Other ABS	0	17,170	0	17,170
Sovereign Issues	0	10,072	0	10,072
Common Stocks
Financials	0	0	4	4
Preferred Securities

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2024 (Unaudited)

Banking & Finance	0	309	0	309
Industrials	0	580	0	580
Short-Term Instruments
U.S. Treasury Bills	0	448	0	448

Total Investments	$0	$317,601	$4	$317,605

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,620)	$0	$(1,620)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	185	0	185
Over the counter	0	805	0	805

	$0	$990	$0	$990
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(178)	0	(183)
Over the counter	0	(717)	0	(717)

	$(5)	$(895)	$0	$(900)

Total Financial Derivative Instruments	$(5)	$95	$0	$90

Totals	$(5)	$316,076	$4	$316,075

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 217.2% ¤
U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.000% due 11/15/2030 (c)	$400	$306
2.242% due 01/25/2031 ~(a)	2,240	143
3.000% due 07/25/2043	534	428
5.000% due 08/25/2033	17	17
5.500% due 04/25/2033 - 08/25/2035	26	26
6.000% due 12/25/2034	333	338
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)(c)	500	373
0.000% due 03/15/2031 - 07/15/2032 (c)	9,300	6,789
0.000% due 01/15/2041 (b)(c)	2,478	1,915
3.000% due 04/15/2053	1,658	1,305
4.000% due 09/15/2054	900	777
4.445% due 11/25/2052 ~	4,522	3,968
6.000% due 06/15/2035	537	553
Ginnie Mae 5.500% due 10/20/2037	247	250
Ginnie Mae, TBA
4.000% due 01/01/2055	11,100	10,225
4.500% due 02/01/2055	2,100	1,985
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	676
0.000% due 04/15/2030	4,100	3,212
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	898
Tennessee Valley Authority STRIPS 0.000% due 09/15/2039 (c)	21,560	10,132
U.S. Small Business Administration 5.290% due 12/01/2027	13	13
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	34	32
Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2055	14,900	14,693
6.000% due 02/01/2055	15,200	15,258
6.500% due 02/01/2055	1,700	1,734

Total U.S. Government Agencies (Cost $79,034)		76,046

U.S. TREASURY OBLIGATIONS 186.8%
U.S. Treasury Bonds
2.250% due 02/15/2052 (f)	5,500	3,336
2.500% due 02/15/2045 (f)	1,800	1,249
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (f)	80	61
3.000% due 05/15/2045 (f)	4,500	3,402
3.125% due 08/15/2044 (f)	5,260	4,087
3.625% due 02/15/2053 (f)	20,100	16,337
3.625% due 05/15/2053 (f)	15,300	12,442
4.000% due 11/15/2052 (f)	1,900	1,656
4.125% due 08/15/2044 (f)	1,600	1,448
4.250% due 02/15/2054 (f)	52,400	47,818
4.250% due 08/15/2054 (f)	38,700	35,350
4.500% due 11/15/2054 (f)	56,100	53,496
4.625% due 11/15/2044 (f)	5,400	5,237
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (f)	6,491	5,629
0.625% due 07/15/2032 (f)	11,190	10,006
1.125% due 01/15/2033 (f)	8,986	8,269
1.750% due 01/15/2034 (f)	7,599	7,287
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(c)	31,800	20,404
0.000% due 08/15/2034 (a)(c)(f)	76,520	48,485
0.000% due 11/15/2034 (a)(c)(h)	34,600	21,654
0.000% due 08/15/2035 (a)(c)(h)	6,870	4,143
0.000% due 05/15/2036 (a)(c)	52,000	30,141
0.000% due 11/15/2036 (a)(c)(f)	76,900	43,402
0.000% due 05/15/2037 (a)(c)	54,350	29,804
0.000% due 08/15/2037 (a)(c)	9,100	4,922
0.000% due 05/15/2041 (a)(c)	160	70
0.000% due 08/15/2041 (c)	14,800	6,753
0.000% due 08/15/2041 (a)(c)	120	52
0.000% due 11/15/2041 (a)(c)	60	25
0.000% due 02/15/2042 (c)(h)	9,500	4,210

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

0.000% due 05/15/2042 (c)(h)	9,700	4,239
0.000% due 08/15/2042 (a)(c)	690	283
0.000% due 11/15/2042 (a)(c)	120	49
0.000% due 05/15/2043 (c)	16,610	6,851
0.000% due 08/15/2043 (c)	75,900	30,991
0.000% due 02/15/2044 (c)	51,400	20,449
0.000% due 05/15/2044 (c)	88,500	34,735
0.000% due 08/15/2044 (c)(h)	1,500	580
0.000% due 11/15/2044 (c)(h)	4,800	1,833
0.000% due 02/15/2045 (c)(h)	5,200	1,963
0.000% due 05/15/2045 (c)(h)	7,750	2,892
0.000% due 08/15/2046 (c)(h)	3,500	1,223
0.000% due 05/15/2048 (c)	77,000	24,561
0.000% due 08/15/2048 (c)(f)	153,800	48,491
0.000% due 11/15/2048 (c)(f)	172,400	53,830
0.000% due 02/15/2049 (c)	120,600	37,248
0.000% due 08/15/2049 (c)	72,300	21,778
0.000% due 11/15/2049 (c)(f)	155,500	46,470
0.000% due 08/15/2050 (c)(f)	161,100	46,660

Total U.S. Treasury Obligations (Cost $1,225,102)		816,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	2,489
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	800	766
Bear Stearns ALT-A Trust 5.151% due 09/25/2035 ~	99	58
ChaseFlex Trust 5.013% due 05/25/2037 •	1,094	1,039
Countrywide Home Loan Mortgage Pass-Through Trust 4.937% due 09/25/2047 ~	72	65
DROP Mortgage Trust 5.661% due 10/15/2043 •	600	570
Extended Stay America Trust 5.591% due 07/15/2038 •	1,057	1,058
GS Mortgage Securities Corp. Trust 5.397% due 11/15/2036 •	1,750	1,745
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	1,800	1,550
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •	686	654
JP Morgan Mortgage Trust
5.353% due 12/25/2049 •	62	59
6.082% due 07/25/2035 ~	14	14
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,406	1,339
Structured Adjustable Rate Mortgage Loan Trust 4.773% due 10/25/2035 •	218	205
VNDO Mortgage Trust 3.805% due 01/10/2035	3,600	3,489
WaMu Mortgage Pass-Through Certificates Trust
5.555% due 01/25/2047 •	67	63
5.873% due 08/25/2046 •	2,164	1,814
6.325% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $18,841)		16,979

ASSET-BACKED SECURITIES 6.2%
AUTOMOBILE SEQUENTIAL 0.3%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,400	1,454

CMBS OTHER 1.2%
ACREC Ltd. 5.640% due 10/16/2036 •	1,074	1,075
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	1,409	1,410
BDS Ltd. 5.840% due 12/16/2036 •	446	446
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	668	661
Lument Finance Trust, Inc. 5.682% due 06/15/2039 •	1,049	1,048
MF1 LLC 6.516% due 06/19/2037 •	496	496

		5,136

HOME EQUITY OTHER 2.4%
ACE Securities Corp. Home Equity Loan Trust 5.248% due 01/25/2035 •	3,573	3,350

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

CIT Mortgage Loan Trust 5.953% due 10/25/2037 •		1,778	1,789
Countrywide Asset-Backed Certificates Trust 4.953% due 01/25/2046 •		3,377	3,182
Fremont Home Loan Trust 5.518% due 06/25/2035 •		971	936
MASTR Asset-Backed Securities Trust 5.003% due 10/25/2034 •		1,076	1,037

			10,294

OTHER ABS 2.3%
Atlas Senior Loan Fund Ltd. 6.059% due 01/16/2030 •		57	57
Black Diamond CLO DAC 4.003% due 05/15/2032 •	EUR	1,531	1,588
College Avenue Student Loans LLC 6.469% due 05/25/2055 •		$747	765
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		813	814
ECMC Group Student Loan Trust 5.433% due 02/27/2068 •		350	348
OFSI BSL X Ltd. 5.824% due 04/20/2034 •		1,000	1,002
OZLM Ltd. 5.817% due 10/20/2031 •		703	705
Saranac CLO Ltd. 5.797% due 08/13/2031 •		832	834
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		222	222
Trysail CLO Ltd. 7.267% due 10/20/2033 •		1,000	1,001
Venture CLO Ltd.
5.869% due 07/20/2030 •		767	769
6.009% due 04/20/2032 •		2,075	2,080

			10,185

Total Asset-Backed Securities (Cost $27,200)			27,069

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	29,201	1,180
3.000% due 12/03/2026 (e)		2,420	110
4.000% due 11/30/2028 (e)		9,928	451
6.338% due 05/04/2053		$700	625
Peru Government International Bond
6.150% due 08/12/2032	PEN	6,400	1,693
6.950% due 08/12/2031		5,200	1,459
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	383
8.500% due 01/31/2037		11,300	508
8.875% due 02/28/2035		112,600	5,434
United Kingdom Gilt 4.375% due 07/31/2054	GBP	200	222

Total Sovereign Issues (Cost $13,195)			12,065

SHORT-TERM INSTRUMENTS 0.1%
HUNGARY TREASURY BILLS 0.1%
6.589% due 01/02/2025 (c)(d)	HUF	235,000	592

Total Short-Term Instruments (Cost $590)			592

Total Investments in Securities (Cost $1,363,962)			949,053

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III		798,670	7,777

Total Short-Term Instruments (Cost $7,777)			7,777

Total Investments in Affiliates (Cost $7,777)			7,777

Total Investments 219.0% (Cost $1,371,739)			$956,830
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $(922))			1,489

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Other Assets and Liabilities, net (119.3)%	(521,332)

Net Assets 100.0%	$436,987

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.330%	01/02/2025	01/07/2025	$(35,991)	$(35,991)
4.590	12/31/2024	01/02/2025	(266,681)	(266,749)
BOS	4.200	12/31/2024	01/03/2025	(5,278)	(5,280)
BRC	4.540	12/23/2024	01/06/2025	(2,241)	(2,244)
BSN	4.580	12/19/2024	01/06/2025	(75,219)	(75,353)
JPS	4.450	12/31/2024	01/02/2025	(36,136)	(36,145)
4.560	12/24/2024	01/07/2025	(1,472)	(1,474)
4.600	12/31/2024	01/02/2025	(30,283)	(30,290)
4.700	12/31/2024	01/02/2025	(23,870)	(23,876)
SGY	4.540	01/02/2025	01/03/2025	(23,808)	(23,808)
STR	4.570	01/02/2025	01/03/2025	(45,509)	(45,509)
4.750	12/31/2024	01/02/2025	(45,693)	(45,705)

Total Reverse Repurchase Agreements	$(592,424)

(f)	Securities with an aggregate market value of $481,982 and cash of $804 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(641,219) at a weighted average interest rate of 5.225%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	12	$1,388	$(33)	$9	$0
U.S. Treasury 2-Year Note March Futures	03/2025	223	45,851	(147)	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	659	70,055	(305)	0	(62)
U.S. Treasury 10-Year Note March Futures	03/2025	1,022	111,143	(1,181)	0	(224)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	490	58,264	(2,035)	0	(214)

$(3,701)	$9	$(503)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2025	17	$(15,331)	$55	$9	$(9)
U.S. Treasury Long-Term Bond March Futures	03/2025	1,609	(183,175)	4,618	402	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	3,537	(393,712)	5,795	884	0

$10,468	$1,295	$(9)

Total Futures Contracts	$6,767	$1,304	$(512)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,100	$254	$(351)	$(97)	$41	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$97,300	(396)	1,147	751	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028		3,340	14	15	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,400	21	236	257	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		8,000	0	310	310	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		10,200	(90)	336	246	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		14,900	1	652	653	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		36,200	(12)	527	515	36	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		4,100	14	64	78	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		1,400	(5)	(76)	(81)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		300	(1)	(16)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		1,200	(3)	(60)	(63)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,000	(3)	(48)	(51)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		1,000	(3)	(46)	(49)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		800	(3)	(36)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		1,500	(5)	(73)	(78)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		800	(3)	(40)	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		700	(3)	(29)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,400	(5)	(58)	(63)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(387)	3,732	3,345	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		11,600	(195)	4,606	4,411	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		3,760	229	1,005	1,234	5	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	72,100	0	(1,089)	(1,089)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		65,600	0	(987)	(987)	0	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		1,700	0	(25)	(25)	0	0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		139,400	0	558	558	1	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,500	(2)	55	53	3	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		300	0	12	12	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,800	(3)	70	67	3	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	74	71	3	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	87	84	3	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,100	(2)	(42)	(44)	0	(2)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		1,400	(2)	(22)	(24)	0	(3)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		900	(2)	(14)	(16)	0	(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,300	(3)	3	0	0	(3)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,000	(3)	5	2	2	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		8,900	74	50	124	26	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		7,825	4	(190)	(186)	0	(37)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	27,600	(336)	460	124	28	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	EUR	2,700	(5)	(4)	(9)	0	(6)

Total Swap Agreements	$(868)	$10,797	$9,929	$233	$(70)

(h)

Securities with an aggregate market value of $15,886 and cash of $4,374 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	36	$27	$1	$0
01/2025	$357	NZD	605	0	(18)
BOA	01/2025	CNH	467	$64	1	0
01/2025	SGD	50	37	1	0
01/2025	$21	IDR	339,309	0	0
01/2025	660	JPY	100,635	0	(20)
01/2025	49	KRW	69,591	0	(2)
BPS	01/2025	CAD	3,015	$2,150	51	0
01/2025	CNH	6,600	911	11	0
01/2025	IDR	2,114,352	129	0	(2)
01/2025	INR	15,011	175	0	0
01/2025	KRW	308,181	221	12	0
01/2025	SGD	31	23	0	0
01/2025	TWD	14,338	452	16	0
01/2025	$388	CNH	2,834	0	(2)
01/2025	287	EUR	275	0	(2)
01/2025	433	IDR	6,880,710	0	(8)
01/2025	358	INR	30,290	0	(5)
01/2025	207	KRW	306,787	1	0
01/2025	860	PLN	3,506	0	(13)
01/2025	209	TWD	6,764	0	(3)
01/2025	ZAR	39,663	$2,242	143	0
02/2025	CNH	3,034	419	5	0
03/2025	KRW	305,995	207	0	(1)
03/2025	MXN	2,057	100	3	0
03/2025	$130	IDR	2,120,761	1	0
03/2025	175	INR	15,089	0	0
04/2025	TWD	6,724	$209	3	0
05/2025	CNH	3,795	523	3	0
BRC	01/2025	$201	IDR	3,146,555	0	(6)
01/2025	629	JPY	93,944	0	(32)
01/2025	1,741	TRY	65,875	88	0
02/2025	95	JPY	14,830	0	0
02/2025	2,138	TRY	81,114	35	0
03/2025	ILS	473	$133	3	0
CBK	01/2025	CNH	97	13	0	0
01/2025	IDR	2,575,118	159	0	0
01/2025	INR	146,416	1,717	10	0
01/2025	KRW	1,184,932	858	55	0
01/2025	TWD	58,784	1,846	59	0
01/2025	$19	HUF	7,490	0	0
01/2025	270	IDR	4,280,118	0	(5)
01/2025	1,859	INR	157,270	0	(25)
01/2025	164	KRW	240,210	0	(1)
01/2025	3,210	PEN	11,994	0	(17)
02/2025	PEN	12,010	$3,210	19	0
02/2025	$820	BRL	4,739	0	(57)
03/2025	KRW	239,618	$164	1	0
03/2025	$159	IDR	2,582,691	0	(1)
03/2025	1,717	INR	147,072	0	(12)
DUB	01/2025	KRW	1,068,382	$767	43	0
01/2025	$140	KRW	198,256	0	(6)
01/2025	465	PLN	1,903	0	(5)
02/2025	MXN	10,047	$497	18	0
FAR	01/2025	AUD	2,515	1,632	75	0
01/2025	TWD	874	27	0	0
GLM	01/2025	HUF	117,061	300	5	0
01/2025	KRW	487,041	354	24	0
01/2025	MXN	3,005	144	0	0
01/2025	PEN	6,443	1,719	4	0
01/2025	TWD	13,778	429	10	0
01/2025	$323	IDR	5,115,428	0	(7)
01/2025	385	PLN	1,568	0	(6)
02/2025	MXN	4,554	$224	7	0
02/2025	THB	183	5	0	0
IND	01/2025	HUF	124,920	320	6	0
JPM	01/2025	CNH	5,964	825	12	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	IDR	211,150	13	0	0
01/2025	TRY	7,186	201	0	(1)
01/2025	TWD	12,348	381	6	0
01/2025	$23	IDR	365,279	0	0
01/2025	297	INR	25,148	0	(4)
01/2025	554	JPY	82,903	0	(26)
01/2025	677	PLN	2,757	0	(10)
01/2025	201	TRY	7,254	1	0
03/2025	13	IDR	211,810	0	0
05/2025	TRY	8,729	$200	0	(19)
05/2025	$536	TRY	23,841	62	0
MBC	01/2025	CHF	1,933	$2,203	71	0
01/2025	CNH	1,030	142	1	0
01/2025	EUR	2,077	2,188	36	0
01/2025	INR	6,317	74	0	0
01/2025	KRW	1,505,086	1,083	64	0
01/2025	$204	CNH	1,487	0	(1)
01/2025	204	INR	17,234	0	(3)
01/2025	424	PLN	1,730	0	(6)
01/2025	325	TWD	10,569	0	(4)
03/2025	ILS	151	$42	1	0
03/2025	$74	INR	6,350	0	0
04/2025	TWD	10,508	$325	4	0
05/2025	CNH	2,464	340	2	0
05/2025	$1,454	CNH	10,437	0	(25)
MYI	01/2025	129	IDR	2,043,273	0	(3)
01/2025	331	PLN	1,351	0	(5)
NGF	01/2025	260	IDR	4,141,240	0	(4)
RBC	02/2025	177	JPY	27,725	0	0
03/2025	MXN	13,057	$638	19	0
SCX	01/2025	CNH	2,959	409	6	0
01/2025	PEN	5,563	1,485	5	0
01/2025	SGD	14	11	0	0
01/2025	TWD	7,259	227	6	0
01/2025	$414	GBP	326	0	(6)
01/2025	377	IDR	5,956,705	0	(9)
01/2025	596	INR	50,406	0	(8)
01/2025	42	KRW	61,073	0	0
01/2025	172	TWD	5,593	0	(1)
02/2025	223	JPY	34,873	0	0
03/2025	KRW	60,919	$42	0	0
04/2025	TWD	5,566	171	2	0
05/2025	CNH	12,486	1,737	28	0
TOR	01/2025	$1,056	JPY	158,936	0	(45)
UAG	01/2025	592	PLN	2,404	0	(10)

Total Forward Foreign Currency Contracts	$1,040	$(446)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Call - OTC USD versus CNH	CNH	7.300	05/13/2025	2,100	$23	$34

Total Purchased Options	$23	$34

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MBC	Put - OTC USD versus CNH	CNH	7.078	05/13/2025	2,100	$(23)	$(11)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908%	01/24/2025	400	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,200	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,200	(4)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,400	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,400	(4)	(16)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	2,100	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	2,100	(6)	(23)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,200	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,200	(12)	(35)

$(54)	$(83)

Total Written Options	$(77)	$(94)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
U.S. Government Agencies	$0	$76,046	$0	$76,046
U.S. Treasury Obligations	0	816,302	0	816,302
Non-Agency Mortgage-Backed Securities	0	16,979	0	16,979
Asset-Backed Securities
Automobile Sequential	0	1,454	0	1,454
CMBS Other	0	5,136	0	5,136
Home Equity Other	0	10,294	0	10,294
Other ABS	0	10,185	0	10,185
Sovereign Issues	0	12,065	0	12,065
Short-Term Instruments
Hungary Treasury Bills	0	592	0	592

$0	$949,053	$0	$949,053
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,777	$0	$0	$7,777

Total Investments	$7,777	$949,053	$0	$956,830

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	1,519	0	1,537
Over the counter	0	1,074	0	1,074

$18	$2,593	$0	$2,611
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(573)	0	(582)
Over the counter	0	(540)	0	(540)

$(9)	$(1,113)	$0	$(1,122)

Total Financial Derivative Instruments	$9	$1,480	$0	$1,489

Totals	$7,786	$950,533	$0	$958,319

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$41	$30
4.125% due 07/09/2035 þ		29	19

Total Argentina (Cost $38)			49

AUSTRALIA 1.0%
SOVEREIGN ISSUES 1.0%
Australia Government International Bond
0.750% due 11/21/2027 (e)	AUD	2,013	1,214
1.750% due 06/21/2051		50	17
New South Wales Treasury Corp. 1.750% due 03/20/2034		800	377
Queensland Treasury Corp.
1.500% due 08/20/2032		500	245
1.750% due 07/20/2034		300	139
Treasury Corp. of Victoria 2.250% due 09/15/2033		1,200	600

Total Australia (Cost $2,911)			2,592

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	17,300	2,718
0.000% due 10/01/2025 (d)		15,800	2,307

Total Brazil (Cost $5,623)			5,025

CANADA 4.4%
CORPORATE BONDS & NOTES 0.9%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$139	129
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	307
Royal Bank of Canada 4.851% due 12/14/2026		$800	804
Toronto-Dominion Bank 4.814% due 07/16/2027		1,200	1,204

			2,444

SOVEREIGN ISSUES 3.5%
Canada Government Bond
2.750% due 12/01/2033	CAD	3,000	2,097
3.000% due 12/01/2036 (e)		2,199	1,798
4.000% due 03/01/2029		1,300	942
Export Development Canada 7.130% due 03/11/2029	INR	46,900	545
Province of Ontario 3.650% due 06/02/2033	CAD	2,400	1,666
Province of Quebec 3.600% due 09/01/2033		3,100	2,138

			9,186

Total Canada (Cost $12,331)			11,630

CAYMAN ISLANDS 5.2%
ASSET-BACKED SECURITIES 4.8%
37 Capital CLO Ltd. 6.456% due 01/15/2034 •		$600	601
American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		91	91

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.071% due 11/02/2030 •		94	94
Ares CLO Ltd. 5.943% due 04/22/2031 •		617	618
Atlas Senior Loan Fund Ltd. 6.008% due 01/15/2031 •		240	240
Bain Capital Credit CLO Ltd. 1.000% due 07/24/2034 •(b)		1,200	1,200
BDS Ltd. 5.840% due 12/16/2036 •		574	574
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •		600	601
CIFC Funding Ltd. 5.846% due 10/24/2030 •		385	386
Elevation CLO Ltd. 5.837% due 10/25/2030 •		121	121
GPMT Ltd. 5.821% due 12/15/2036 •		554	551
LCM Ltd.
5.897% due 07/20/2034 •		1,000	1,003
5.959% due 04/20/2031 •		632	632
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		700	703
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •		44	44
MidOcean Credit CLO 5.833% due 02/20/2031 •		333	334
Regatta Funding Ltd. 5.856% due 01/15/2033 •		900	903
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		131	131
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •		520	520
TCW CLO Ltd. 5.784% due 08/16/2034 •		1,100	1,103
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •		774	780
Venture CLO Ltd. 6.011% due 07/30/2032 •		900	902
Wind River CLO Ltd. 5.944% due 07/18/2031 •		271	271

			12,403

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		471	437
Sands China Ltd. 5.400% due 08/08/2028		300	297

			734

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		300	303

Total Cayman Islands (Cost $13,450)			13,440

CHILE 0.8%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile 2.700% due 01/10/2025		$900	899

SOVEREIGN ISSUES 0.5%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	614
Chile Government International Bond 4.850% due 01/22/2029		$600	595

			1,209

Total Chile (Cost $2,467)			2,108

COLOMBIA 0.7%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol SA 8.375% due 01/19/2036		$700	676

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
4.500% due 03/15/2029		200	186
7.500% due 02/02/2034		700	691

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

8.000% due 11/14/2035		300	302

			1,179

Total Colombia (Cost $1,898)			1,855

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	198
2.500% due 08/25/2028		900	36

Total Czech Republic (Cost $259)			234

DENMARK 0.9%
CORPORATE BONDS & NOTES 0.9%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	5
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,207	255
Nykredit Realkredit AS
1.000% due 04/01/2025		8,200	1,135
1.500% due 10/01/2052		642	74
Realkredit Danmark AS
1.000% due 01/01/2025		2,200	306
1.500% due 10/01/2053		4,594	531

Total Denmark (Cost $2,630)			2,306

DOMINICAN REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
4.875% due 09/23/2032		$300	269
6.600% due 06/01/2036		650	646

Total Dominican Republic (Cost $912)			915

ECUADOR 0.2%
SOVEREIGN ISSUES 0.2%
Ecuador Government International Bond 6.900% due 07/31/2030 þ		$695	487

Total Ecuador (Cost $472)			487

FRANCE 1.7%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas SA 2.219% due 06/09/2026 •		$800	790
BPCE SA 5.716% due 01/18/2030 •		750	754
Societe Generale SA 3.337% due 01/21/2033 •		400	338

			1,882

SOVEREIGN ISSUES 1.0%
France Government International Bond
0.100% due 07/25/2031 (e)	EUR	843	828
0.500% due 05/25/2072		100	35
0.750% due 05/25/2052		1,900	998
1.500% due 05/25/2050		700	472
2.000% due 05/25/2048		200	155
3.000% due 06/25/2049		100	94

			2,582

Total France (Cost $6,581)			4,464

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	403
2.129% due 11/24/2026 •		$500	487

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 09/05/2030 •	EUR	300	331

			1,221

SOVEREIGN ISSUES 0.2%
Bundesrepublik Deutschland Bonds 2.300% due 02/15/2033		400	415

Total Germany (Cost $1,743)			1,636

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	189

Total Guatemala (Cost $227)			189

HUNGARY 1.3%
SOVEREIGN ISSUES 1.3%
Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	1,009
5.500% due 03/26/2036		$200	187
6.250% due 09/22/2032		500	511
6.750% due 09/25/2052		400	407
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		1,400	1,412

Total Hungary (Cost $3,416)			3,526

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		$600	608

Total India (Cost $600)			608

INDONESIA 0.5%
SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,257

Total Indonesia (Cost $1,294)			1,257

IRELAND 2.8%
ASSET-BACKED SECURITIES 2.6%
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	117	121
Aurium CLO DAC 3.909% due 01/16/2031 •		796	824
Cairn CLO DAC 3.964% due 10/15/2031 •		380	393
Capital Four CLO DAC 4.204% due 10/15/2034 •		800	828
CVC Cordatus Loan Fund DAC 3.834% due 10/15/2031 •		331	343
Dryden Euro CLO DAC 3.839% due 04/15/2033 •		221	228
Hayfin Emerald CLO 4.826% due 01/25/2037 •		500	520
Jubilee CLO DAC 3.834% due 04/15/2031 •		300	309
Man GLG Euro CLO DAC 3.576% due 12/15/2031 •		306	317
Palmer Square European Loan Funding DAC
3.881% due 05/15/2033 •		700	725
4.164% due 01/15/2033 •		815	847
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •		700	725
Sculptor European CLO DAC 4.234% due 10/15/2034 •		700	725

			6,905

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	287

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

3.000% due 10/29/2028		300	278

			565

Total Ireland (Cost $8,086)			7,470

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,100	550
4.500% due 01/17/2033		$800	735
5.500% due 03/12/2034		600	588

Total Israel (Cost $2,025)			1,873

ITALY 1.0%
CORPORATE BONDS & NOTES 0.8%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	602
2.625% due 04/28/2025		300	310
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$400	433
Nexi SpA 2.125% due 04/30/2029	EUR	200	198
UniCredit SpA 2.569% due 09/22/2026 •		$500	490

			2,033

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	403

Total Italy (Cost $2,565)			2,436

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	700	686
5.875% due 10/17/2031		600	583

Total Ivory Coast (Cost $1,260)			1,269

JAPAN 5.4%
CORPORATE BONDS & NOTES 0.4%
Olympus Corp. 2.143% due 12/08/2026		$200	190
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		800	813

			1,003

SOVEREIGN ISSUES 5.0%
Japan Government International Bond
0.100% due 01/01/2026	JPY	260,000	1,647
0.100% due 03/10/2028 (e)		252,486	1,668
0.100% due 03/10/2029 (e)		897,859	5,949
0.400% due 06/20/2029		60,000	376
0.500% due 03/20/2049		199,000	893
0.700% due 12/20/2048		6,000	28
0.700% due 06/20/2051		168,000	756
1.500% due 09/20/2043		200,000	1,208
2.200% due 06/20/2054		6,000	38
2.200% due 03/20/2064		100,000	584

			13,147

Total Japan (Cost $18,056)			14,150

KAZAKHSTAN 0.4%
CORPORATE BONDS & NOTES 0.4%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$700	581
5.750% due 04/19/2047		200	173
6.375% due 10/24/2048		200	186

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Kazakhstan (Cost $881)			940

LUXEMBOURG 1.0%
		SHARES
COMMON STOCKS 0.5%
Drillco Holding Lux SA «(f)		35,766	899
Forsea Holding SA «		14,931	375

			1,274

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$676	683
FORESEA Holding SA 7.500% due 06/15/2030		632	609

			1,292

Total Luxembourg (Cost $1,816)			2,566

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	167
4.550% due 04/21/2050		200	170

			337

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	1,400	294
3.519% due 04/20/2028		3,431	767
4.054% due 04/18/2039		2,900	656

			1,717

Total Malaysia (Cost $2,092)			2,054

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.490% due 05/25/2032	EUR	700	736
5.750% due 10/12/2110		$200	154

Total Mexico (Cost $970)			890

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	296

Total Multinational (Cost $311)			296

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
ABN AMRO Bank NV
5.515% due 12/03/2035 •		$400	391
6.575% due 10/13/2026 •		700	708
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		900	911
Prosus NV
1.207% due 01/19/2026	EUR	400	406
3.257% due 01/19/2027		$900	861

			3,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV 4.015% due 04/17/2041 •	EUR	60	62

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Netherlands (Cost $3,426)			3,339

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	400	192

Total New Zealand (Cost $276)			192

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	236

Total Norway (Cost $291)			236

PERU 2.3%
CORPORATE BONDS & NOTES 0.6%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	5,800	1,598

SOVEREIGN ISSUES 1.7%
Peru Government International Bond
5.375% due 02/08/2035		$400	385
5.875% due 08/08/2054		700	669
6.900% due 08/12/2037	PEN	2,600	691
7.300% due 08/12/2033		9,500	2,669

			4,414

Total Peru (Cost $6,087)			6,012

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	342

Total Philippines (Cost $486)			342

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Poland Government International Bond
3.875% due 02/14/2033	EUR	900	970
4.250% due 02/14/2043		400	430
4.625% due 03/18/2029		$500	495
4.875% due 10/04/2033		300	288
5.125% due 09/18/2034		600	582
5.500% due 04/04/2053		200	185

Total Poland (Cost $2,978)			2,950

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	169

Total Qatar (Cost $199)			169

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Government International Bond 4.000% due 12/10/2031	KRW	623,280	450

Total Republic of Korea (Cost $471)			450

ROMANIA 1.4%
SOVEREIGN ISSUES 1.4%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	320
1.750% due 07/13/2030		200	174
2.000% due 04/14/2033		900	709
2.625% due 12/02/2040		100	66

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

2.750% due 04/14/2041		100	67
2.875% due 04/13/2042		300	202
5.125% due 09/24/2031		1,000	1,013
5.625% due 02/22/2036		100	100
6.375% due 09/18/2033		100	108
6.625% due 09/27/2029		700	782

Total Romania (Cost $4,234)			3,541

SAUDI ARABIA 2.3%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	846

SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
3.250% due 10/22/2030		200	180
4.875% due 07/18/2033		800	776
5.000% due 01/16/2034		4,100	3,987
5.000% due 01/18/2053		300	254

			5,197

Total Saudi Arabia (Cost $6,241)			6,043

SERBIA 0.9%
SOVEREIGN ISSUES 0.9%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	700	583
3.125% due 05/15/2027		1,400	1,428
6.000% due 06/12/2034		$300	296

Total Serbia (Cost $2,403)			2,307

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	173	119
3.250% due 06/01/2054		2,225	1,776

Total Singapore (Cost $1,762)			1,895

SOUTH AFRICA 1.9%
SOVEREIGN ISSUES 1.9%
South Africa Government International Bond
5.375% due 07/24/2044		$200	150
7.100% due 11/19/2036		200	195
8.000% due 01/31/2030	ZAR	33,400	1,696
8.875% due 02/28/2035		61,000	2,944

Total South Africa (Cost $5,440)			4,985

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.375% due 12/10/2028	KRW	2,271,890	1,518
2.625% due 06/10/2028		1,708,930	1,154
3.250% due 03/10/2053		172,620	127
4.250% due 12/10/2032		636,650	470

Total South Korea (Cost $3,797)			3,269

SPAIN 0.5%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA 1.849% due 03/25/2026		$200	192
CaixaBank SA 6.684% due 09/13/2027 •		400	411

			603

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	213

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Spain Government International Bond 3.450% due 07/30/2066		530	516

			729

Total Spain (Cost $1,774)			1,332

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	1,951

Total Supranational (Cost $2,316)			1,951

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
UBS AG 7.500% due 02/15/2028		$500	536
UBS Group AG
0.650% due 01/14/2028 •	EUR	800	791
3.869% due 01/12/2029 •		$500	482
6.537% due 08/12/2033 •		250	265
7.750% due 03/01/2029 •	EUR	610	720

Total Switzerland (Cost $2,724)			2,794

THAILAND 0.6%
SOVEREIGN ISSUES 0.6%
Thailand Government International Bond 2.500% due 11/17/2029	THB	53,600	1,604

Total Thailand (Cost $1,582)			1,604

UNITED ARAB EMIRATES 0.9%
CORPORATE BONDS & NOTES 0.9%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$1,200	1,149
5.375% due 05/08/2029		900	912
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		200	204

Total United Arab Emirates (Cost $2,286)			2,265

UNITED KINGDOM 4.9%
CORPORATE BONDS & NOTES 2.5%
Antofagasta PLC 2.375% due 10/14/2030		$400	336
HSBC Holdings PLC
4.041% due 03/13/2028 •		700	685
4.292% due 09/12/2026 •		600	598
4.856% due 05/23/2033 •	EUR	300	340
5.887% due 08/14/2027 •		$300	304
John Lewis PLC 6.125% due 01/21/2025	GBP	100	125
NatWest Group PLC 5.778% due 03/01/2035 •		$1,100	1,109
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		400	271
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		1,400	1,443
Standard Chartered PLC
6.187% due 07/06/2027 •		700	712
6.296% due 07/06/2034 •		700	727

			6,650

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Alba PLC 5.037% due 11/25/2042 •	GBP	199	248
Great Hall Mortgages PLC
2.993% due 06/18/2039 •	EUR	28	29
4.986% due 06/18/2039 •	GBP	12	15
Newgate Funding PLC 3.486% due 12/15/2050 •	EUR	186	191
Ripon Mortgages PLC 5.427% due 08/28/2056 •	GBP	1,340	1,679
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •		1,820	2,286

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Tower Bridge Funding PLC 5.493% due 12/20/2066 ~	800	996

		5,444

SOVEREIGN ISSUES 0.3%
United Kingdom Gilt
0.125% due 03/22/2051 (e)	213	170
0.625% due 11/22/2042 (e)	257	272
1.250% due 07/31/2051	10	6
4.375% due 07/31/2054	400	444

		892

Total United Kingdom (Cost $13,557)		12,986

UNITED STATES 74.1%
ASSET-BACKED SECURITIES 1.6%
ABFC Trust 4.773% due 01/25/2037 •	$378	210
ACE Securities Corp. Home Equity Loan Trust 5.353% due 12/25/2034 •	92	82
Argent Securities Trust
4.753% due 07/25/2036 •	625	166
4.933% due 07/25/2036 •	782	208
Bear Stearns Asset-Backed Securities Trust 5.253% due 09/25/2046 •	53	50
Countrywide Asset-Backed Certificates Trust
4.478% due 07/25/2036 ~	9	9
4.893% due 09/25/2037 •	40	41
5.173% due 07/25/2034 •	36	37
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	7	7
Credit-Based Asset Servicing & Securitization LLC 4.922% due 07/25/2037 •	165	107
First Franklin Mortgage Loan Trust 5.728% due 07/25/2034 •	43	42
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	223	220
GSAA Home Equity Trust 5.353% due 08/25/2037 •	15	15
GSAMP Trust
4.543% due 01/25/2037 •	128	76
4.993% due 04/25/2036 •	546	360
HSI Asset Securitization Corp. Trust 4.893% due 12/25/2036 •	482	127
JP Morgan Mortgage Acquisition Trust 4.613% due 08/25/2036 •	3	1
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •	11	11
MASTR Asset-Backed Securities Trust 4.933% due 03/25/2036 •	459	273
Merrill Lynch Mortgage Investors Trust
4.673% due 08/25/2037 •	429	216
4.973% due 04/25/2037 •	576	290
Morgan Stanley ABS Capital, Inc. Trust
4.543% due 01/25/2037 •	453	205
4.593% due 10/25/2036 •	509	221
4.593% due 11/25/2036 •	176	82
4.673% due 11/25/2036 •	176	82
4.683% due 10/25/2036 •	673	343
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	478	175
SMB Private Education Loan Trust 6.048% due 02/16/2055 •	410	416
Specialty Underwriting & Residential Finance Trust 3.836% due 02/25/2037 þ	460	151

		4,223

CORPORATE BONDS & NOTES 6.5%
Athene Global Funding 5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~	600	604
Bank of America Corp.
3.384% due 04/02/2026 •	200	199
5.468% due 01/23/2035 •	600	601
Boeing Co. 6.388% due 05/01/2031	300	314
Bristol-Myers Squibb Co. 5.100% due 02/22/2031	300	302
Citibank NA 4.838% due 08/06/2029	100	100
Citigroup, Inc. 5.449% due 06/11/2035 •	1,100	1,091

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Credit Suisse AG AT1 Claim		400	50
CVS Pass-Through Trust 7.507% due 01/10/2032		886	934
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	84
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	394
GA Global Funding Trust 2.250% due 01/06/2027		200	189
Glencore Funding LLC 5.371% due 04/04/2029		700	706
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	472
2.615% due 04/22/2032 •		$700	597
5.016% due 10/23/2035 •		600	575
6.484% due 10/24/2029 •		100	105
JPMorgan Chase & Co.
4.603% due 10/22/2030 •		900	883
5.336% due 01/23/2035 •		900	895
6.087% due 10/23/2029 •		100	104
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	297
Morgan Stanley
3.790% due 03/21/2030 •	EUR	700	744
3.955% due 03/21/2035 •		1,200	1,274
4.654% due 10/18/2030 •		$800	783
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		300	266
Organon & Co. 2.875% due 04/30/2028	EUR	300	303
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	93
4.000% due 12/01/2046		100	76
4.550% due 07/01/2030		100	97
PacifiCorp 5.450% due 02/15/2034		300	298
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		800	799
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	300	318
5.125% due 02/13/2031		$300	300
Wells Fargo & Co.
5.211% due 12/03/2035 •		600	584
5.389% due 04/24/2034 •		900	890
6.303% due 10/23/2029 •		500	520

			16,841

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 1.958% due 06/01/2025		300	296
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		185	186

			482

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust 5.990% due 01/25/2035 ~		6	5
Banc of America Funding Trust
4.873% due 04/25/2037 •		44	37
4.905% due 04/20/2047 •		49	38
5.670% due 05/25/2035 ~		37	34
6.000% due 07/25/2037		139	114
Banc of America Mortgage Trust 6.000% due 10/25/2036		43	36
Barclays Commercial Mortgage Securities Trust 5.695% due 07/15/2037 •		800	793
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		691	578
BCAP LLC Trust 4.873% due 05/25/2047 •		156	146
Bear Stearns Adjustable Rate Mortgage Trust
4.780% due 04/25/2034 ~		52	50
5.629% due 02/25/2034 ~		4	4
5.760% due 08/25/2035 ~		1	1
6.530% due 02/25/2036 •		12	11
Bear Stearns ALT-A Trust
5.042% due 09/25/2035 ~		187	63
5.515% due 05/25/2035 ~		37	35
BWAY Mortgage Trust 5.762% due 09/15/2036 •		800	759
BX Trust 5.241% due 10/15/2036 •		607	604
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		549	486

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Chase Mortgage Finance Trust
5.095% due 03/25/2037 ~	108	103
5.300% due 07/25/2037 ~	19	16
Citigroup Mortgage Loan Trust
4.673% due 05/25/2035 ~	15	14
4.849% due 04/25/2037 ~	88	77
Countrywide Alternative Loan Trust
3.154% due 06/25/2037 ~	92	72
4.695% due 07/20/2046 •	55	46
5.500% due 10/25/2035	12	8
5.500% due 02/25/2036	30	17
6.000% due 01/25/2037	223	183
6.000% due 02/25/2037	491	182
6.000% due 05/25/2037	424	187
6.250% due 12/25/2036 •	377	155
6.500% due 08/25/2037	307	131
8.000% due 10/25/2036	20	14
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	46
6.250% due 09/25/2036	191	71
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •	64	61
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (d)	645	560
2.500% due 07/25/2056 ~	147	118
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ	160	141
GCAT Trust 4.250% due 05/25/2067 ~	456	423
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~	4	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	157	126
3.000% due 09/25/2052 ~	1,295	1,083
GSR Mortgage Loan Trust 5.330% due 05/25/2037 ~	10	6
HarborView Mortgage Loan Trust
7.598% due 02/25/2036 ~	23	6
Impac Secured Assets Trust 5.910% due 07/25/2035 ~	40	37
IndyMac INDX Mortgage Loan Trust
4.195% due 06/25/2036 ~	126	109
4.728% due 12/25/2034 ~	2	2
4.933% due 07/25/2035 •	4	4
JP Morgan Alternative Loan Trust
4.844% due 12/25/2036 ~	12	12
4.895% due 05/25/2037 ~	160	141
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	633	506
3.000% due 03/25/2052 ~	1,317	1,099
3.000% due 04/25/2052 ~	1,187	995
5.694% due 10/25/2035 ~	141	109
5.742% due 02/25/2035 ~	2	2
Lehman Mortgage Trust 6.000% due 09/25/2037	58	56
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	735
Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~	60	29
4.873% due 02/25/2036 •	11	11
MFA Trust 6.105% due 12/25/2068 þ	400	402
Morgan Stanley Mortgage Loan Trust
4.189% due 05/25/2036 ~	126	67
4.963% due 09/25/2035 ~	102	32
5.353% due 02/25/2036 •	13	13
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	379	362
2.750% due 11/25/2059 ~	370	352
6.864% due 10/25/2063 þ	383	388
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •	900	884
PMT Loan Trust 2.500% due 07/25/2051 ~	711	571
Prime Mortgage Trust
4.953% due 02/25/2035 •	32	32
PRPM LLC 6.221% due 11/25/2068 þ	420	423
Residential Accredit Loans, Inc. Trust
4.653% due 05/25/2037 •	236	211
4.793% due 12/25/2036 •	131	117
4.833% due 07/25/2036 •	177	157
4.853% due 11/25/2036 •	128	91
5.000% due 09/25/2036	37	26
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037	12	9

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Starwood Mortgage Trust 5.612% due 04/15/2034 •	142	141
Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~	96	51
4.773% due 10/25/2035 •	53	50
Structured Asset Mortgage Investments Trust
4.853% due 05/25/2036 •	196	157
4.873% due 05/25/2036 •	16	11
Structured Asset Securities Corp. 4.733% due 01/25/2036 •	127	106
Structured Asset Securities Corp. Mortgage Loan Trust 4.743% due 10/25/2036 •	274	226
SunTrust Adjustable Rate Mortgage Loan Trust 6.369% due 02/25/2037 ~	56	50
Thornburg Mortgage Securities Trust 5.193% due 09/25/2034 •	12	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	349	315
2.710% due 01/25/2060 ~	277	263
2.900% due 10/25/2059 ~	1,190	1,134
WaMu Mortgage Pass-Through Certificates Trust
4.002% due 10/25/2036 ~	221	191
4.176% due 12/25/2036 ~	151	131
5.013% due 11/25/2045 •	47	43
5.233% due 10/25/2044 •	38	36
6.225% due 08/25/2042 •	3	2
Washington Mutual Mortgage Pass-Through Certificates Trust
4.773% due 02/25/2037 •	283	215
5.500% due 11/25/2035	54	47
6.500% due 08/25/2035	41	37

		18,844

U.S. GOVERNMENT AGENCIES 46.0%
Fannie Mae
3.000% due 03/01/2060	250	210
3.500% due 01/01/2059	592	520
5.083% due 06/25/2036 •	15	15
5.654% due 01/25/2051 •	427	428
Freddie Mac
1.602% due 01/15/2038 ~(a)	214	11
5.319% due 01/15/2038 •	214	211
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	1,699	1,476
4.905% due 01/20/2068 •	579	575
Ginnie Mae, TBA
2.500% due 01/01/2055	3,100	2,589
3.000% due 02/01/2055	8,900	7,719
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,547	1,210
2.500% due 02/01/2051 - 01/01/2052	1,054	863
3.000% due 02/01/2027 - 09/01/2042	20	19
3.500% due 01/01/2026 - 07/01/2050	495	449
4.000% due 01/01/2037 - 06/01/2050	269	250
4.500% due 11/01/2025 - 08/01/2041	95	90
5.000% due 08/01/2033 - 10/01/2041	56	56
5.500% due 07/01/2035 - 02/01/2041	58	59
6.000% due 06/01/2026 - 09/01/2054	41,997	42,224
6.500% due 12/01/2053 - 02/01/2054	1,946	1,989
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055	300	244
3.000% due 02/01/2055	4,700	3,993
4.000% due 03/01/2055	2,065	1,889
4.500% due 02/01/2055 - 03/01/2055	17,000	15,983
5.000% due 01/01/2055	700	676
6.500% due 01/01/2055 - 02/01/2055	35,400	36,104

		119,852

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds
1.875% due 02/15/2041 (h)	5,000	3,352
2.250% due 08/15/2049 (h)	1,300	805
2.875% due 05/15/2052	200	140
3.000% due 02/15/2048 (h)	800	587
3.000% due 02/15/2049 (h)	725	528
3.375% due 11/15/2048 (h)	1,180	922
4.125% due 08/15/2044 (h)	2,850	2,580
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (j)	2,383	2,369
0.125% due 10/15/2025 (l)	122	120
0.125% due 07/15/2030 (j)	616	555
0.125% due 07/15/2031 (h)	3,298	2,904
0.125% due 01/15/2032	1,480	1,284
0.375% due 07/15/2025	399	397
0.500% due 01/15/2028 (h)	4,223	4,038

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

0.625% due 07/15/2032		217	194
1.125% due 01/15/2033		1,484	1,365
2.500% due 01/15/2029 (h)		3,308	3,367
3.875% due 04/15/2029 (j)		768	824
U.S. Treasury Notes
2.750% due 07/31/2027 (h)		2,500	2,408
2.875% due 04/30/2025 (j)		1,365	1,359
3.500% due 02/15/2033 (l)		500	465
4.000% due 02/29/2028		300	297
4.000% due 02/15/2034 (h)		2,000	1,916

			32,776

Total United States (Cost $201,548)			193,018

SHORT-TERM INSTRUMENTS 1.8%
COMMERCIAL PAPER 0.2%
Alimentation Couche-Tard, Inc. 4.700% due 01/21/2025		$550	548

REPURCHASE AGREEMENTS (g) 0.5%			1,199

JAPAN TREASURY BILLS 1.1%
0.176% due 05/20/2025 - 06/20/2025 (c)(d)	JPY	470,000	2,984

Total Short-Term Instruments (Cost $4,752)			4,731

Total Investments in Securities (Cost $363,544)			342,676

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		77,039	750

Total Short-Term Instruments (Cost $750)			750

Total Investments in Affiliates (Cost $750)			750

Total Investments 131.7% (Cost $364,294)			$343,426
Financial Derivative Instruments (i)(k) 1.2%(Cost or Premiums, net $2,412)			3,104
Other Assets and Liabilities, net (32.9)%			(85,740)

Net Assets 100.0%			$260,790

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Principal amount of security is adjusted for inflation.
(f)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA					06/08/2023		$715	$899	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.400%	12/27/2024	01/06/2025	$1,199	U.S. Treasury Notes 4.500% due 11/15/2033		$(1,202)	$1,199	$1,199

Total Repurchase Agreements							$(1,202)	$1,199	$1,199

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BSN				4.580%	12/19/2024	01/06/2025	$(18,250)		$(18,283)
				4.580	12/26/2024	01/06/2025	(1,205)		(1,205)
JPS				4.560	12/24/2024	01/07/2025	(2,622)		(2,625)

Total Reverse Repurchase Agreements									$(22,113)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (18.8)%
U.S. Government Agencies (18.8)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2040	$5,100	$(4,524)	$(4,507)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2055	19,900	(15,702)	(15,494)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2055	600	(529)	(531)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2055	2,200	(2,194)	(2,170)
Uniform Mortgage-Backed Security, TBA					6.000	02/01/2055	26,200	(26,410)	(26,300)

Total Short Sales (18.8)%								$(49,359)	$(49,002)

(h)					Securities with an aggregate market value of $21,801 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(12,343) at a weighted average interest rate of 4.812%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund February 2025 Futures	EUR	134.500	01/24/2025	4	$4	$(1)	$(6)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	4	4	(2)	0

Total Written Options	$(3)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	8	$526	$(1)	$1	$(1)
Canada Government 5-Year March Futures	03/2025	31	2,443	32	2	0
Euro-BTP March Futures	03/2025	91	11,310	(217)	13	0
U.S. Treasury 2-Year Note March Futures	03/2025	52	10,692	(11)	0	(1)

$(197)	$16	$(2)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	120	$(8,384)	$108	$51	$(61)
Canada Government 10-Year March Futures	03/2025	65	(5,544)	12	0	(7)
Euro-Bobl March Futures	03/2025	72	(8,790)	58	0	(16)
Euro-Bund March Futures	03/2025	76	(10,505)	248	0	(33)
Euro-Oat March Futures	03/2025	37	(4,729)	90	0	(6)
Euro-Schatz March Futures	03/2025	13	(1,441)	3	0	0
Japan Government 10-Year Bond March Futures	03/2025	25	(22,546)	82	13	(13)
Long Gilt March Futures	03/2025	5	(578)	13	0	(3)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	35	(4,162)	132	15	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	25	(2,783)	40	6	0

$786	$85	$(139)

Total Futures Contracts	$589	$101	$(141)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$26,200	$(151)	$(55)	$(206)	$0	$(10)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	4,400	(13)	3	(10)	4	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029	5,600	(121)	4	(117)	3	0

$(285)	$(48)	$(333)	$7	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$23,100	$512	$12	$524	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	18,700	$139	$(207)	$(68)	$12	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		8,700	(20)	(203)	(223)	10	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		19,667	278	(404)	(126)	54	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		4,950	(20)	(155)	(175)	21	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,900	32	167	199	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,200	58	67	125	0	(7)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	433,590	30	(67)	(37)	5	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030		190,140	(3)	10	7	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	330,000	(3)	(17)	(20)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		990,800	(13)	0	(13)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		280,000	(22)	32	10	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		840,000	(399)	(127)	(526)	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	84	86	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		180,000	17	76	93	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	10	23	33	1	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	2,400	4	(2)	2	0	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		17,620	19	(65)	(46)	0	(56)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.908	Quarterly	12/19/2029	THB	18,470	0	(2)	(2)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		40,880	(8)	(7)	(15)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		172,400	(2)	(120)	(122)	0	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		193,000	23	(19)	4	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		36,730	(1)	(43)	(44)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025		$6,900	(352)	410	58	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	59	95	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		900	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,100	23	(25)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		2,400	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(31)	110	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	3	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	279	282	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		13,200	91	(3)	88	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		4,200	0	(12)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		2,100	0	17	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		2,900	0	22	22	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		12,200	0	87	87	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,010	(200)	(93)	(293)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,900	159	(426)	(267)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		8,700	347	50	397	4	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		1,400	0	17	17	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		4,000	3	48	51	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		800	0	15	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		500	0	9	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		800	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,900	355	60	415	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	37	32	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.825	Annual	08/15/2034		2,800	0	51	51	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		500	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	14	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		1,300	(5)	58	53	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,100	(4)	53	49	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		900	(4)	42	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,000	2	(29)	(27)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		700	(46)	0	(46)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		600	43	8	51	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		2,300	(201)	(65)	(266)	0	(2)
Pay	1-Year BRL-CDI	6.750	Maturity	01/02/2025	BRL	3,500	34	(82)	(48)	0	0
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	23,900	21	(204)	(183)	36	0
Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		1,900	(1)	(7)	(8)	5	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(17)	(36)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(2)	(5)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(4)	(4)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(3)	(3)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	2	2	0	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	103,370	125	415	540	10	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		102,000	59	15	74	13	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	2,600	(32)	12	(20)	0	(3)
Receive(6)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		1,600	0	(2)	(2)	0	(3)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		28,900	367	36	403	75	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		1,200	0	(52)	(52)	0	(3)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		3,600	0	(167)	(167)	0	(8)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		1,600	0	(61)	(61)	0	(4)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		2,100	0	(83)	(83)	0	(5)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,000	0	(201)	(201)	0	(12)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		700	(2)	(17)	(19)	0	(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,000	(3)	3	0	0	(3)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		42,100	537	49	586	122	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		9,559	(100)	(128)	(228)	0	(46)
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029	ILS	3,700	0	11	11	2	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		2,400	0	5	5	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month ILS-TELBOR	4.405	Annual	09/25/2029		9,200	0	55	55	4	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		5,800	(6)	7	1	3	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		4,100	0	0	0	2	0
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		4,500	(5)	10	5	0	(2)
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		2,200	0	5	5	0	(1)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	35,220	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	2,700	21	59	80	0	0
Pay(6)	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	(3)	(6)	0	(2)
Pay(6)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		19,500	0	(3)	(3)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(54)	(59)	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		3,200	50	(51)	(1)	9	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,600	23	7	30	10	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	3,820	48	20	68	5	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(13)	(15)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(29)	(34)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(5)	(17)	(22)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(22)	(26)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(11)	(13)	0	0
Pay(6)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,200	0	(12)	(12)	2	0
Pay(6)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,700	0	(12)	(12)	4	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		4,200	(1)	(6)	(7)	6	0
Pay(6)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		4,100	3	18	21	7	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		4,090	(61)	(50)	(111)	0	(5)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(3)	40	37	2	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	38	(24)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	50	63	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	38	45	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	NOK	5,300	(15)	18	3	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(91)	(91)	0	0
Receive	CAONREPO	3.500	Annual	12/18/2025	CAD	6,800	(10)	(18)	(28)	0	(1)
Pay(6)	CAONREPO	3.500	Annual	03/19/2026		9,300	0	47	47	1	0
Receive(6)	CAONREPO	2.910	Annual	06/19/2026		3,900	0	(6)	(6)	0	(1)
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		1,200	16	(4)	12	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		2,500	(4)	15	11	2	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	55	(57)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(64)	(34)	0	(2)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		300	2	(2)	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(29)	(31)	0	(2)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	1	1	0	(1)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		1,900	58	5	63	2	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		1,500	(46)	19	(27)	0	(2)
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		100	(11)	4	(7)	0	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		1,200	28	(62)	(34)	0	(4)

							$1,421	$(809)	$612	$510	$(214)

Total Swap Agreements							$1,648	$(845)	$803	$522	$(224)

(j)

Securities with an aggregate market value of $2,736 and cash of $4,346 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	306		$228	$4	$0
	01/2025		$112	NZD	190	0	(6)
BOA	01/2025	JPY	410,868		$2,695	81	0
	01/2025	KRW	866,470		615	28	0
	01/2025	MYR	7,546		1,700	15	0
	01/2025	SEK	1,535		140	2	0
	01/2025	SGD	420		312	4	0
	01/2025	TWD	25,676		794	14	0
	01/2025		$678	CNH	4,929	0	(6)
	01/2025		579	CNY	4,158	0	(3)
	01/2025		11	IDR	176,478	0	0
	02/2025	CNH	643		$90	2	0
	02/2025		$459	CNY	3,289	0	(4)
	02/2025		354	HKD	2,750	0	0
	03/2025		184	INR	15,861	0	0
	04/2025	DKK	8,200		$1,209	64	0
BPS	01/2025	AUD	344		223	10	0
	01/2025	CAD	849		601	10	0
	01/2025	CNH	20,028		2,748	18	0
	01/2025	EUR	26	RON	132	0	0
	01/2025	IDR	7,931,766		$486	0	(6)
	01/2025	INR	46,661		544	0	0
	01/2025	KRW	622,571		446	24	0
	01/2025	SGD	354		263	4	0
	01/2025	TWD	1,025		32	1	0
	01/2025		$7,382	CNH	53,593	0	(78)
	01/2025		276	CNY	1,983	0	(2)
	01/2025		484	CZK	11,539	0	(10)
	01/2025		315	EUR	304	0	0
	01/2025		1,032	IDR	16,474,372	0	(15)
	01/2025		997	INR	84,344	0	(14)
	01/2025		365	KRW	536,707	2	(3)
	01/2025		1,164	PLN	4,744	0	(17)
	01/2025		65	TWD	2,101	0	(1)
	01/2025	ZAR	35,557		$2,010	128	0
	02/2025	RON	1,399		295	5	0
	02/2025		$3,709	CNH	26,883	0	(43)
	02/2025		37	CNY	263	0	0
	02/2025		131	GBP	105	0	0
	03/2025	KRW	465,657		$315	0	(2)
	03/2025		$486	IDR	7,955,811	3	0
	03/2025		544	INR	46,902	0	(1)
	03/2025		796	MXN	16,341	0	(22)
	04/2025	BRL	7,500		$1,344	148	0
	04/2025	TWD	2,088		65	1	0
	05/2025		$3,650	CNH	26,486	0	(24)
	10/2025	BRL	3,400		$559	43	0
BRC	01/2025	AUD	503		323	12	0
	01/2025	CAD	15,992		11,359	229	0
	01/2025	EUR	459		484	8	0
	01/2025	GBP	4,939		6,220	38	0
	01/2025	JPY	19,000		127	6	0
	01/2025	RON	2,601	EUR	520	0	(2)
	01/2025	TRY	191		$5	0	0
	01/2025		$701	EUR	662	0	(15)
	01/2025		325	IDR	5,105,877	0	(10)
	01/2025		636	MYR	2,813	0	(8)
	02/2025	EUR	654	RON	3,263	0	0
	02/2025	RON	3,697	EUR	738	0	(3)
	02/2025		12		$2	0	0
	02/2025		$90	CNH	642	0	(2)
	02/2025		1,397	TRY	52,744	32	0
	03/2025	MXN	11,000		$538	17	0
	03/2025		$27	ILS	95	0	(1)
	03/2025		981	TRY	37,464	15	0
	04/2025	JPY	112,000		$765	45	0
	04/2025	PEN	2,959		792	7	0
	05/2025	JPY	300,000		2,052	116	0
BSH	03/2025	CLP	53,705		55	1	0
	04/2025	PEN	1,713		454	0	(1)
	05/2025		324		86	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CBK	01/2025	CNH	2,809		387	4	0
	01/2025	IDR	9,660,236		598	0	0
	01/2025	INR	455,125		5,338	30	0
	01/2025	KRW	2,004,882		1,447	89	0
	01/2025	TWD	3,927		123	4	0
	01/2025		$288	CNH	2,068	0	(6)
	01/2025		769	CNY	5,521	0	(4)
	01/2025		132	DKK	945	0	(1)
	01/2025		680	IDR	10,761,622	0	(14)
	01/2025		5,177	INR	437,923	0	(70)
	01/2025		313	KRW	455,492	0	(5)
	02/2025	PEN	390		$103	0	(1)
	02/2025		$1,488	CNY	10,679	0	(11)
	02/2025		318	PHP	18,483	0	(1)
	03/2025	KRW	364,643		$249	2	0
	03/2025	PEN	43		12	0	0
	03/2025		$565	COP	2,525,600	2	0
	03/2025		598	IDR	9,688,648	0	(3)
	03/2025		5,338	INR	457,166	0	(38)
	05/2025	PEN	287		$76	0	0
	08/2025		208		55	0	0
	01/2026	JPY	70,000		516	53	0
DUB	01/2025	BRL	22,067		3,564	0	(8)
	01/2025	KRW	2,003,859		1,436	78	0
	01/2025		$3,935	BRL	22,067	0	(363)
	01/2025		93	KRW	132,170	0	(4)
	01/2025		463	PLN	1,895	0	(5)
	02/2025	PEN	3,019		$806	4	0
	02/2025	RON	27		6	0	0
	02/2025		$2,011	MXN	40,682	0	(73)
	02/2025		1,277	THB	42,876	0	(16)
	03/2025		219	PEN	834	2	0
	04/2025	JPY	158,000		$1,079	63	0
	04/2025		$1,973	JPY	270,000	0	(236)
FAR	01/2025	AUD	5,321		$3,453	160	0
	01/2025	BRL	22,140		3,598	15	0
	01/2025		$3,575	BRL	22,140	8	0
	02/2025		3,598		22,257	0	(17)
GLM	01/2025	KRW	679,446		$494	34	0
	01/2025	MXN	3,005		144	0	0
	01/2025	TWD	1,322		41	1	0
	01/2025		$319	IDR	5,031,030	0	(8)
	01/2025		521	PLN	2,122	0	(8)
	02/2025	EUR	87	RON	437	0	0
	02/2025		$906	MXN	18,441	0	(27)
	03/2025	BRL	1,122		$190	11	0
	03/2025	CLP	168,728		173	3	0
	04/2025	BRL	9,800		1,771	208	0
	04/2025	PEN	3,253		863	0	(1)
	05/2025		$139	CNH	998	0	(2)
	06/2025	JPY	170,000		$1,134	33	0
	10/2025	BRL	12,400		2,024	143	0
	01/2026	JPY	190,000		1,411	155	0
IND	01/2025	DKK	5,166		730	12	0
JPM	01/2025	IDR	792,087		49	0	(1)
	01/2025	JPY	338,474		2,260	107	0
	01/2025	TWD	883		27	0	0
	01/2025		$5,031	CNH	36,395	0	(71)
	01/2025		277	CNY	1,983	0	(2)
	01/2025		392	HUF	152,875	0	(7)
	01/2025		87	IDR	1,370,325	0	(2)
	01/2025		1,897	INR	160,833	0	(21)
	01/2025		1,454	KRW	2,055,147	0	(62)
	01/2025		238	PLN	975	0	(2)
	02/2025	THB	849		$25	0	0
	02/2025		$176	CNH	1,284	0	(1)
	02/2025		230	PHP	13,460	1	0
	03/2025		48	IDR	794,561	0	0
	03/2025		264	KZT	141,755	1	0
	04/2025		606	VND	15,110,129	0	(15)
	05/2025		256	TRY	11,261	27	0
	06/2025	THB	53,956		$1,570	0	(30)
MBC	01/2025	CAD	612		437	11	0
	01/2025	CHF	2,922		3,330	107	0
	01/2025	CNH	9,837		1,348	7	0
	01/2025	DKK	2,200		323	17	0
	01/2025	EUR	30,219		31,838	521	0
	01/2025	INR	19,635		229	0	0
	01/2025	KRW	2,394,405		1,722	100	0
	01/2025		$1,767	CNH	12,827	0	(19)
	01/2025		146	EUR	139	0	(2)
	01/2025		294	GBP	232	0	(4)
	01/2025		567	INR	47,989	0	(8)
	01/2025		20	PLN	82	0	0
	01/2025		101	TWD	3,282	0	(1)
	02/2025		309	HKD	2,398	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

02/2025	362	THB	12,235	0	(2)
03/2025	9	ILS	30	0	0
03/2025	229	INR	19,737	0	0
04/2025	TWD	3,264	$101	1	0
05/2025	$4,102	CNH	29,625	0	(46)
MYI	01/2025	DKK	1,740	$246	4	0
01/2025	MXN	3,666	180	5	0
01/2025	$485	IDR	7,665,072	0	(10)
01/2025	16	PLN	64	0	0
NGF	01/2025	74	IDR	1,183,196	0	(1)
RYL	01/2025	AUD	824	$529	19	0
01/2025	CHF	88	100	3	0
01/2025	$146	IDR	2,372,154	1	0
SCX	01/2025	SGD	122	$91	1	0
01/2025	TWD	519	16	0	0
01/2025	$3,169	CNH	22,891	0	(49)
01/2025	182	IDR	2,873,345	0	(4)
01/2025	1,660	INR	140,358	0	(23)
01/2025	1,072	KRW	1,506,586	0	(52)
01/2025	53	TWD	1,737	0	0
02/2025	700	CNY	5,015	0	(6)
03/2025	KRW	92,705	$63	0	0
04/2025	PEN	1,133	302	1	0
04/2025	TWD	1,729	53	1	0
05/2025	CNH	12,828	1,786	29	0
05/2025	PEN	129	34	0	0
05/2025	$2,276	CNH	16,406	0	(30)
SOG	01/2025	EUR	1,296	RON	6,484	7	0
01/2025	$500	PLN	2,044	0	(6)
02/2025	RON	129	$27	0	0
SSB	01/2025	$6	KRW	8,064	0	0
03/2025	PEN	94	$25	0	0
05/2025	5,378	1,418	0	(9)
TOR	01/2025	JPY	648,896	4,313	185	0
UAG	01/2025	383,083	2,566	129	0
01/2025	$15	NOK	162	0	0
01/2025	589	PLN	2,394	0	(10)
02/2025	RON	13	$3	0	0

Total Forward Foreign Currency Contracts	$3,536	$(1,717)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus CNH VKO @ 7.300	CNH	7.300	02/14/2025	60,000	$6	$30
MBC	Call - OTC USD versus CNH VKO @ 7.375	7.375	02/14/2025	70,000	7	24
SCX	Call - OTC USD versus CNH VKO @ 7.300	7.300	02/14/2025	30,000	3	15

$16	$69

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	50	$6	$13
CBK	Call - OTC USD versus CNH	7.450	02/14/2025	50	8	11
GLM	Call - OTC USD versus CNH	7.300	05/15/2025	200	2	3
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	2,400	27	39

$43	$66

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	1,200	$43	$51
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	18,200	26	20
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	2,000	2	2
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	200	7	9
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	1,100	33	36
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	1,600	55	64
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	400	17	18
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	2,300	12	11

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	14,000	16	9
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

$212	$220

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	$600	$45	$283

Total Purchased Options	$316	$638

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	200	$(2)	$(1)
MBC	Put - OTC USD versus CNH	7.200	01/17/2025	1,512	(10)	(1)
Put - OTC USD versus CNH	7.078	05/13/2025	2,400	(27)	(13)
SCX	Put - OTC USD versus CNH	7.200	01/17/2025	1,548	(12)	(2)

$(51)	$(17)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	4,600	$(44)	$(39)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(207)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	800	(8)	(8)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	4,200	(33)	(27)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	1,200	(12)	(10)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	5,000	(44)	(39)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	1,500	(17)	(15)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	700	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	700	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	700	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	700	(2)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	700	(2)	(12)

$(217)	$(363)

Total Written Options	$(268)	$(380)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$600	$(20)	$3	$0	$(17)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	500	(16)	2	0	(14)

$(36)	$5	$0	$(31)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$400	$(10)	$12	$2	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	200	(5)	6	1	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	2,900	(14)	33	19	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	400	(10)	12	2	0
GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.793	3,400	48	(16)	32	0

$9	$47	$56	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$2,288	JPY	338,200	$(9)	$4	$0	$(5)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	2,684	394,200	(9)	4	0	(5)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	10,610	1,553,700	98	16	114	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	2,687	393,700	(4)	5	1	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	2,028	283,900	104	4	108	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	2,266	334,300	(5)	4	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	5,057		704,400	273	11	284	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	4,286		597,000	257	9	266	0

								$705	$57	$773	$(11)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	3,800	$(3)	$1	$0	$(2)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,690	(5)	4	0	(1)
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,030	51	(59)	0	(8)
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	MYR	3,910	(1)	0	0	(1)
MYR	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		720	(1)	1	0	0

								$41	$(53)	$0	$(12)

Total Swap Agreements								$719	$56	$829	$(54)

(l)

Securities with an aggregate market value of $295 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$49	$0	$49
Australia
Sovereign Issues	0	2,592	0	2,592
Brazil
Sovereign Issues	0	5,025	0	5,025
Canada
Corporate Bonds & Notes	0	2,444	0	2,444
Sovereign Issues	0	9,186	0	9,186
Cayman Islands
Asset-Backed Securities	0	12,403	0	12,403
Corporate Bonds & Notes	0	734	0	734
Sovereign Issues	0	303	0	303
Chile
Corporate Bonds & Notes	0	899	0	899
Sovereign Issues	0	1,209	0	1,209
Colombia
Corporate Bonds & Notes	0	676	0	676
Sovereign Issues	0	1,179	0	1,179
Czech Republic
Sovereign Issues	0	234	0	234
Denmark
Corporate Bonds & Notes	0	2,306	0	2,306
Dominican Republic
Sovereign Issues	0	915	0	915
Ecuador
Sovereign Issues	0	487	0	487
France
Corporate Bonds & Notes	0	1,882	0	1,882
Sovereign Issues	0	2,582	0	2,582
Germany
Corporate Bonds & Notes	0	1,221	0	1,221
Sovereign Issues	0	415	0	415
Guatemala
Sovereign Issues	0	189	0	189
Hungary
Sovereign Issues	0	3,526	0	3,526
India
Corporate Bonds & Notes	0	608	0	608
Indonesia
Sovereign Issues	0	1,257	0	1,257
Ireland
Asset-Backed Securities	0	6,905	0	6,905
Corporate Bonds & Notes	0	565	0	565
Israel
Sovereign Issues	0	1,873	0	1,873
Italy
Corporate Bonds & Notes	0	2,033	0	2,033
Sovereign Issues	0	403	0	403
Ivory Coast
Sovereign Issues	0	1,269	0	1,269
Japan
Corporate Bonds & Notes	0	1,003	0	1,003
Sovereign Issues	0	13,147	0	13,147
Kazakhstan
Corporate Bonds & Notes	0	940	0	940
Luxembourg
Common Stocks	0	0	1,274	1,274
Corporate Bonds & Notes	0	1,292	0	1,292
Malaysia
Corporate Bonds & Notes	0	337	0	337
Sovereign Issues	0	1,717	0	1,717
Mexico
Sovereign Issues	0	890	0	890
Multinational
Corporate Bonds & Notes	0	296	0	296
Netherlands
Corporate Bonds & Notes	0	3,277	0	3,277
Non-Agency Mortgage-Backed Securities	0	62	0	62
New Zealand
Sovereign Issues	0	192	0	192
Norway
Sovereign Issues	0	236	0	236
Peru
Corporate Bonds & Notes	0	1,598	0	1,598
Sovereign Issues	0	4,414	0	4,414
Philippines
Sovereign Issues	0	342	0	342
Poland
Sovereign Issues	0	2,950	0	2,950
Qatar
Corporate Bonds & Notes	0	169	0	169
Republic of Korea
Sovereign Issues	0	450	0	450
Romania

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Sovereign Issues	0	3,541	0	3,541
Saudi Arabia
Corporate Bonds & Notes	0	846	0	846
Sovereign Issues	0	5,197	0	5,197
Serbia
Sovereign Issues	0	2,307	0	2,307
Singapore
Sovereign Issues	0	1,895	0	1,895
South Africa
Sovereign Issues	0	4,985	0	4,985
South Korea
Sovereign Issues	0	3,269	0	3,269
Spain
Corporate Bonds & Notes	0	603	0	603
Sovereign Issues	0	729	0	729
Supranational
Corporate Bonds & Notes	0	1,951	0	1,951
Switzerland
Corporate Bonds & Notes	0	2,794	0	2,794
Thailand
Sovereign Issues	0	1,604	0	1,604
United Arab Emirates
Corporate Bonds & Notes	0	2,265	0	2,265
United Kingdom
Corporate Bonds & Notes	0	6,650	0	6,650
Non-Agency Mortgage-Backed Securities	0	5,444	0	5,444
Sovereign Issues	0	892	0	892
United States
Asset-Backed Securities	0	4,223	0	4,223
Corporate Bonds & Notes	0	16,841	0	16,841
Municipal Bonds & Notes	0	482	0	482
Non-Agency Mortgage-Backed Securities	0	18,844	0	18,844
U.S. Government Agencies	0	119,852	0	119,852
U.S. Treasury Obligations	0	32,776	0	32,776
Short-Term Instruments
Commercial Paper	0	548	0	548
Repurchase Agreements	0	1,199	0	1,199
Japan Treasury Bills	0	2,984	0	2,984

	$0	$341,402	$1,274	$342,676
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$750	$0	$0	$750

Total Investments	$750	$341,402	$1,274	$343,426

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(49,002)	$0	$(49,002)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	80	543	0	623
Over the counter	0	5,003	0	5,003

	$80	$5,546	$0	$5,626
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(146)	(225)	0	(371)
Over the counter	0	(2,151)	0	(2,151)

	$(146)	$(2,376)	$0	$(2,522)

Total Financial Derivative Instruments	$(66)	$3,170	$0	$3,104

Totals	$684	$295,570	$1,274	$297,528

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$177	$129
4.125% due 07/09/2035 þ		122	78

Total Argentina (Cost $162)			207

AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 0.7%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,606
Commonwealth Bank of Australia 5.071% due 09/14/2028		2,600	2,631
National Australia Bank Ltd. 5.134% due 11/28/2028		2,600	2,644

			8,881

SOVEREIGN ISSUES 0.6%
Australia Government International Bond
1.750% due 06/21/2051	AUD	250	84
2.500% due 05/21/2030		2,300	1,323
New South Wales Treasury Corp. 1.750% due 03/20/2034		3,800	1,793
Queensland Treasury Corp.
1.500% due 08/20/2032		2,100	1,030
1.750% due 07/20/2034		3,400	1,580
Treasury Corp. of Victoria 2.250% due 09/15/2033		3,500	1,749

			7,559

Total Australia (Cost $17,238)			16,440

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	63,500	9,978
0.000% due 10/01/2025 (d)		100,100	14,613

Total Brazil (Cost $27,264)			24,591

CANADA 4.5%
CORPORATE BONDS & NOTES 1.6%
Canadian Imperial Bank of Commerce 4.830% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	1,976
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,024
Royal Bank of Canada
4.851% due 12/14/2026		$2,400	2,412
5.150% (BBSW3M + 0.730%) due 06/30/2026 ~	AUD	3,500	2,175
Toronto-Dominion Bank
4.701% due 06/05/2027		$4,800	4,811
4.814% due 07/16/2027		4,600	4,616
5.430% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD	6,300	3,927

			20,941

SOVEREIGN ISSUES 2.9%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	560	386
2.750% due 12/01/2033		14,500	10,133
4.000% due 03/01/2029		18,700	13,544
Province of Ontario 3.650% due 06/02/2033		12,400	8,608

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Province of Quebec 3.600% due 09/01/2033	6,100	4,208

		36,879

Total Canada (Cost $59,761)		57,820

CAYMAN ISLANDS 4.5%
ASSET-BACKED SECURITIES 4.2%
522 Funding CLO Ltd.
5.919% due 10/20/2031 •	$1,116	1,117
5.959% due 04/20/2030 •	79	79
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •	2,300	2,300
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	1,662	1,663
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •	3,900	3,900
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •	5,300	5,312
Bain Capital Credit CLO Ltd.
5.671% due 10/23/2034 •	2,500	2,505
5.857% due 07/19/2034 •	3,500	3,510
5.877% due 07/16/2034 •	2,100	2,106
CIFC Funding Ltd. 5.846% due 10/24/2030 •	1,011	1,013
Crown Point CLO Ltd. 5.847% due 10/20/2031 •	1,561	1,564
Elevation CLO Ltd. 5.837% due 10/25/2030 •	296	296
Gallatin CLO Ltd. 6.008% due 07/15/2031 •	1,315	1,318
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •	4,132	4,135
GPMT Ltd.
5.740% due 07/16/2035 •	793	785
5.821% due 12/15/2036 •	1,479	1,468
ICG U.S. CLO Ltd. 5.917% due 04/17/2034 •	1,726	1,729
KKR CLO Ltd. 5.834% due 07/18/2030 •	347	348
Madison Park Funding Ltd. 5.882% due 10/22/2034 •	2,300	2,308
MF1 Ltd. 5.570% due 10/16/2036 •	1,576	1,573
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	111	111
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •	483	484
OZLM Ltd. 5.817% due 10/20/2031 •	1,422	1,424
Sound Point CLO Ltd.
5.859% due 10/20/2030 •	776	777
5.867% due 07/25/2030 •	321	321
5.999% due 01/21/2031 •	388	389
Steele Creek CLO Ltd. 6.168% due 10/15/2030 •	586	587
TCW CLO Ltd. 5.784% due 08/16/2034 •	4,000	4,009
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	2,129	2,145
Trinitas CLO Ltd. 5.956% due 01/25/2034 •	2,900	2,907
Venture CLO Ltd.
5.775% due 09/07/2030 •	1,162	1,165
5.979% due 01/20/2029 •	120	120

		53,468

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	1,726	1,601
Gaci First Investment Co. 5.250% due 01/29/2034	1,400	1,379
Sands China Ltd. 5.400% due 08/08/2028	800	792

		3,772

SOVEREIGN ISSUES 0.0%
KSA Sukuk Ltd. 5.268% due 10/25/2028	500	506

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Cayman Islands (Cost $57,816)			57,746

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$1,000	991

Total Chile (Cost $999)			991

DENMARK 0.7%
CORPORATE BONDS & NOTES 0.7%
Danske Bank AS 6.259% due 09/22/2026 •		$1,800	1,816
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	330	36
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		1,471	170
Nykredit Realkredit AS
1.500% due 10/01/2052		8,526	985
Realkredit Danmark AS
1.000% due 01/01/2025		45,200	6,278
1.500% due 10/01/2053		1,562	180

Total Denmark (Cost $10,153)			9,465

FRANCE 1.8%
CORPORATE BONDS & NOTES 0.7%
Banque Federative du Credit Mutuel SA 5.552% (SOFRINDX + 1.070%) due 02/16/2028 ~		$2,900	2,917
BNP Paribas SA
4.095% due 02/13/2034	EUR	1,000	1,066
5.738% due 02/20/2035 •		$1,100	1,104
BPCE SA 6.612% due 10/19/2027 •		2,200	2,255
Credit Agricole SA 6.316% due 10/03/2029 •		1,800	1,861

			9,203

SOVEREIGN ISSUES 1.1%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,177
1.500% due 05/25/2050		4,500	3,034
2.000% due 05/25/2048		3,900	3,032
3.000% due 06/25/2049		2,500	2,344
3.250% due 05/25/2045		2,100	2,083

			13,670

Total France (Cost $32,221)			22,873

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,115
2.129% due 11/24/2026 •		$400	390
3.547% due 09/18/2031 •		1,400	1,258
5.706% due 02/08/2028 •		1,600	1,617

Total Germany (Cost $5,952)			5,380

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 6.250% due 09/22/2032		$1,100	1,124

Total Hungary (Cost $1,097)			1,124

IRELAND 3.0%
ASSET-BACKED SECURITIES 3.0%
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	233	242
Ares European CLO DAC 4.128% due 10/21/2034 •		4,400	4,568

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Cairn CLO DAC 3.726% due 01/31/2030 •		1,147	1,186
Capital Four CLO DAC 4.204% due 10/15/2034 •		2,600	2,693
CVC Cordatus Loan Fund DAC
3.834% due 10/15/2031 •		580	600
4.298% due 10/23/2034 •		932	966
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		1,066	1,105
Dryden Euro CLO DAC 3.839% due 04/15/2033 •		708	731
Hayfin Emerald CLO DAC 1.000% due 01/22/2039 •(b)		6,200	6,422
Marlay Park CLO DAC 3.924% due 10/15/2030 •		510	529
Palmer Square European Loan Funding DAC 3.881% due 05/15/2033 •		3,500	3,624
Rockford Tower Europe CLO DAC
4.058% due 01/24/2035 •		2,900	2,995
4.468% due 04/24/2037 •		2,100	2,177
Sculptor European CLO DAC 4.234% due 10/15/2034 •		4,700	4,866
Segovia European CLO DAC 4.036% due 01/25/2035 •		3,000	3,101
Trinitas Euro CLO DAC 4.149% due 10/20/2032 •		2,966	3,073

			38,878

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC 3.000% due 10/29/2028		$550	509

Total Ireland (Cost $41,246)			39,387

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	707
4.500% due 01/17/2033		$600	552
5.500% due 03/12/2034 (g)		3,700	3,628

Total Israel (Cost $5,088)			4,887

ITALY 1.2%
CORPORATE BONDS & NOTES 0.2%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,205
2.625% due 04/28/2025		800	826
Nexi SpA 2.125% due 04/30/2029		500	494

			2,525

SOVEREIGN ISSUES 1.0%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,410
Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	8,000	8,061
3.850% due 09/15/2026		2,200	2,334
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	767

			12,572

Total Italy (Cost $15,960)			15,097

JAPAN 3.8%
CORPORATE BONDS & NOTES 0.3%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$600	569
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		2,600	2,642

			3,211

SOVEREIGN ISSUES 3.5%
Development Bank of Japan, Inc.
0.010% due 09/09/2025	EUR	6,961	7,087
4.000% due 08/28/2027		$2,700	2,662

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,186
Japan Government International Bond
0.100% due 01/01/2026	JPY	610,000	3,864
0.100% due 03/10/2028 (e)		1,180,842	7,801
0.100% due 03/10/2029 (e)		383,233	2,539
0.400% due 06/20/2029		450,000	2,821
0.700% due 12/20/2048		247,000	1,172
0.700% due 06/20/2051		30,000	135
1.300% due 06/20/2052		50,000	260
1.500% due 09/20/2043		870,000	5,253
2.200% due 06/20/2054		489,000	3,080
2.200% due 03/20/2064		550,000	3,212
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,176

			45,248

Total Japan (Cost $54,597)			48,459

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
GoldenTree Loan Management U.S. CLO Ltd. 6.287% due 01/20/2034 •		$1,100	1,102
Saranac CLO Ltd. 5.797% due 08/13/2031 •		1,017	1,020

Total Jersey, Channel Islands (Cost $2,117)			2,122

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	255
4.800% due 04/21/2060		300	259

			514

SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	6,000	1,261
4.054% due 04/18/2039		14,600	3,302

			4,563

Total Malaysia (Cost $5,206)			5,077

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$500	377

Total Mexico (Cost $465)			377

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 4.920% (US0003M + 0.300%) due 09/22/2037 ~		$693	624

Total Multinational (Cost $547)			624

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
ABN AMRO Bank NV
5.515% due 12/03/2035 •		$2,800	2,741
6.575% due 10/13/2026 •		2,600	2,628
Cooperatieve Rabobank UA 5.500% due 10/05/2026		2,600	2,645

Total Netherlands (Cost $7,996)			8,014

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,299

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Norway (Cost $1,602)			1,299

PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
6.150% due 08/12/2032	PEN	10,000	2,645
6.900% due 08/12/2037		10,200	2,710
6.950% due 08/12/2031		60,700	17,029

Total Peru (Cost $22,623)			22,384

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,401
4.250% due 02/14/2043		400	430
4.625% due 03/18/2029		$1,400	1,386
4.875% due 10/04/2033		300	289
5.125% due 09/18/2034		3,300	3,200
5.500% due 04/04/2053		200	185

Total Poland (Cost $6,990)			6,891

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	253

Total Qatar (Cost $298)			253

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	694
2.000% due 04/14/2033		2,000	1,577
2.125% due 03/07/2028		600	584
2.750% due 04/14/2041		400	269
2.875% due 04/13/2042		1,000	673
5.125% due 09/24/2031		1,400	1,419
5.625% due 02/22/2036		1,100	1,096
6.625% due 09/27/2029		2,600	2,904

Total Romania (Cost $10,583)			9,216

SAUDI ARABIA 1.3%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$200	171

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
3.250% due 10/22/2030		200	180
4.750% due 01/18/2028		2,400	2,387
4.750% due 01/16/2030		8,900	8,748
4.875% due 07/18/2033		5,500	5,332

			16,647

Total Saudi Arabia (Cost $17,051)			16,818

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	652
2.050% due 09/23/2036		600	474
6.000% due 06/12/2034		$1,100	1,083

Total Serbia (Cost $2,580)			2,209

SINGAPORE 0.6%
SOVEREIGN ISSUES 0.6%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	1,067	732

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

3.250% due 06/01/2054		9,460	7,552

Total Singapore (Cost $8,118)			8,284

SOUTH AFRICA 1.5%
SOVEREIGN ISSUES 1.5%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	118,000	5,992
8.875% due 02/28/2035		156,100	7,533
10.000% due 03/31/2033		95,600	5,082

Total South Africa (Cost $20,289)			18,607

SOUTH KOREA 0.8%
SOVEREIGN ISSUES 0.8%
Korea Development Bank 5.375% due 10/23/2026		$2,500	2,532
Korea Housing Finance Corp.
4.875% due 08/27/2027		2,400	2,413
5.375% due 11/15/2026		2,700	2,735
Korea National Oil Corp. 2.990% due 03/19/2025		3,000	2,964

Total South Korea (Cost $10,574)			10,644

SPAIN 0.6%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA 1.849% due 03/25/2026		$200	193
CaixaBank SA 6.208% due 01/18/2029 •		3,500	3,587

			3,780

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	320
Spain Government International Bond 2.500% due 05/31/2027		3,400	3,537

			3,857

Total Spain (Cost $7,857)			7,637

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,074

Total Supranational (Cost $1,320)			1,074

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	957
5.617% due 09/13/2030 •		900	914
6.246% due 09/22/2029 •		2,600	2,695
6.373% due 07/15/2026 •		1,200	1,209
6.537% due 08/12/2033 •		3,350	3,553
7.750% due 03/01/2029 •	EUR	1,000	1,181

Total Switzerland (Cost $9,934)			10,509

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$3,300	3,244

Total United Arab Emirates (Cost $3,245)			3,244

UNITED KINGDOM 4.4%
CORPORATE BONDS & NOTES 2.8%
Barclays PLC
4.375% due 01/12/2026		$300	299
5.851% due 03/21/2035 •	GBP	800	1,007

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

6.224% due 05/09/2034 •		$1,300	1,336
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,795
4.041% due 03/13/2028 •		900	881
4.292% due 09/12/2026 •		2,200	2,191
6.034% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,215
Nationwide Building Society
5.264% due 11/10/2026		3,200	3,240
6.557% due 10/18/2027 •		2,800	2,874
NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,684
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		2,500	1,694
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		1,600	1,556
6.534% due 01/10/2029 •		2,300	2,371
Santander U.K. PLC 4.496% due 12/12/2027		4,800	4,786
Standard Chartered PLC
2.608% due 01/12/2028 •		900	857
2.678% due 06/29/2032 •		2,100	1,766
6.750% due 02/08/2028 •		4,900	5,055

			35,607

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(f)	EUR	300	311

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	219	272
Eurosail PLC 5.796% due 06/13/2045 •		241	300
Newgate Funding PLC
5.847% due 12/15/2050 •		267	328
6.097% due 12/15/2050 •		133	162
Resloc U.K. PLC 5.006% due 12/15/2043 •		721	883
Ripon Mortgages PLC 5.427% due 08/28/2056 •		3,851	4,826
Stratton Mortgage Funding PLC
5.626% due 06/28/2050 •		1,272	1,592
5.875% due 06/20/2060 •		5,792	7,272
Tower Bridge Funding PLC 5.593% due 05/20/2066 ~		2,554	3,207

			18,842

SOVEREIGN ISSUES 0.1%
United Kingdom Gilt 1.250% due 07/31/2051		3,300	1,849

Total United Kingdom (Cost $58,768)			56,609

UNITED STATES 63.7%
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust 5.353% due 08/25/2035 •		$1,149	1,123
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •		2	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.393% due 06/25/2029 •		6	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.213% due 02/25/2036 •		813	640
Citigroup Mortgage Loan Trust
4.773% due 12/25/2036 •		376	204
4.813% due 01/25/2037 •		1,587	1,134
4.973% due 03/25/2036 •		714	645
5.443% due 07/25/2035 •		2,400	2,282
Countrywide Asset-Backed Certificates Trust
4.593% due 06/25/2037 •		377	353
4.713% due 12/25/2036 •		510	465
4.733% due 06/25/2047 •		410	369
4.853% due 06/25/2037 •		1,259	1,280
4.953% due 02/25/2036 •		209	206
5.193% due 08/25/2047 •		214	206
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust
4.568% due 07/25/2036 •		712	686
5.398% due 03/25/2035 •		416	424

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •		612	606
GSAMP Trust
3.446% due 11/25/2034 •		202	190
4.933% due 09/25/2036 •		3,160	1,093
4.953% due 05/25/2046 •		1,628	1,542
4.973% due 02/25/2046 •		45	41
LCCM Trust 5.962% due 11/15/2038 •		1,239	1,244
MASTR Asset-Backed Securities Trust
4.933% due 06/25/2036 •		2,915	1,024
4.953% due 10/25/2035 •		702	664
MASTR Specialized Loan Trust 5.193% due 01/25/2037 •		846	339
Merrill Lynch Mortgage Investors Trust
5.113% due 07/25/2036 •		3,280	3,054
5.173% due 05/25/2036 •		4	4
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •		1,604	723
4.593% due 05/25/2037 •		1,236	936
4.703% due 07/25/2036 •		131	116
4.933% due 06/25/2036 •		1,245	632
5.383% due 02/25/2035 •		2,866	2,592
5.413% due 09/25/2034 •		1,010	1,022
Morgan Stanley Home Equity Loan Trust 4.683% due 04/25/2037 •		1,146	588
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		1,596	332
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.888% due 03/25/2036 •		357	356
NovaStar Mortgage Funding Trust
4.713% due 03/25/2037 •		931	587
4.993% due 05/25/2036 •		2,800	2,687
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	165
5.731% due 11/25/2036 þ		1,934	658
Residential Asset Securities Corp. Trust 4.703% due 11/25/2036 •		3,995	3,542
Saxon Asset Securities Trust 4.763% due 09/25/2037 •		735	699
SMB Private Education Loan Trust
1.290% due 07/15/2053		540	501
5.612% due 07/15/2053 •		150	150
6.048% due 02/16/2055 •		1,114	1,130
Soundview Home Loan Trust
4.953% due 11/25/2036 •		1,564	1,456
5.013% due 05/25/2036 •		349	338
5.403% due 10/25/2037 •		1,146	868
Specialty Underwriting & Residential Finance Trust 4.753% due 06/25/2037 •		321	184
Structured Asset Investment Loan Trust
4.798% due 07/25/2036 •		896	515
5.133% due 01/25/2033 •		383	379
5.353% due 09/25/2034 •		43	41
Structured Asset Securities Corp. 4.475% due 02/25/2035 •		2,153	2,225
Terwin Mortgage Trust 5.393% due 11/25/2033 •		24	21

			43,269

CORPORATE BONDS & NOTES 4.6%
Bayer U.S. Finance LLC 4.250% due 12/15/2025		400	397
Boeing Co. 6.298% due 05/01/2029		1,000	1,037
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,360	1,283
Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	5,748
3.290% due 03/17/2026 •		$1,300	1,295
Credit Suisse AG AT1 Claim		1,700	213
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	169
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	985
3.815% due 11/02/2027		400	383
GA Global Funding Trust 2.250% due 01/06/2027		600	568
GLP Capital LP 5.300% due 01/15/2029		700	698
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,172
5.040% due 01/23/2028 •		2,900	2,911
JPMorgan Chase Bank NA
5.110% due 12/08/2026		2,700	2,729

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

5.433% (SOFRRATE + 1.000%) due 12/08/2026 ~		1,100	1,112
Kraton Corp. 5.000% due 07/15/2027		2,300	2,310
Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,263
5.164% due 04/20/2029 •		$2,300	2,307
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		4,300	4,332
Morgan Stanley Bank NA 5.882% due 10/30/2026		4,300	4,393
ONEOK, Inc. 4.250% due 09/24/2027		1,900	1,873
Organon & Co. 2.875% due 04/30/2028	EUR	500	505
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	93
4.000% due 12/01/2046		100	76
4.250% due 03/15/2046		100	79
4.300% due 03/15/2045		100	80
4.550% due 07/01/2030		500	484
PacifiCorp 5.100% due 02/15/2029		1,100	1,108
Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	999
5.125% due 02/13/2031		1,000	1,001
Principal Life Global Funding 1.375% due 01/10/2025		500	500
Wells Fargo & Co.
5.211% due 12/03/2035 •		3,100	3,018
5.499% due 01/23/2035 •		1,700	1,694
Wells Fargo Bank NA
5.254% due 12/11/2026		3,200	3,240
5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~		3,800	3,813

			58,868

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 6.781% due 12/15/2031 ~		1,195	1,194
Project Hudson II 7.730% due 05/29/2026 «		600	609

			1,803

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 1.958% due 06/01/2025		900	889
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		374	402
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		463	465

			1,756

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets Trust 4.643% due 05/25/2046 •		77	65
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		885	594
Banc of America Mortgage Trust 5.598% due 06/25/2035 ~		23	20
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		1,690	1,413
BCAP LLC Trust 4.717% due 01/26/2047 •		8	7
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		1	1
4.130% due 09/25/2034 ~		18	16
4.275% due 05/25/2047 ~		50	44
5.292% due 08/25/2033 ~		1	1
6.363% due 11/25/2034 ~		1	1
6.538% due 10/25/2033 ~		1	1
6.912% due 05/25/2034 ~		4	3
Bear Stearns ALT-A Trust
4.563% due 08/25/2036 ~		84	40
4.773% due 02/25/2034 •		12	11
5.031% due 11/25/2035 ~		122	93
5.515% due 05/25/2035 ~		2	2
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~		24	17
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,013	901
3.250% due 09/25/2063 ~		1,006	892
Chase Mortgage Finance Trust 5.300% due 07/25/2037 ~		33	27

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 4.603% due 01/25/2036 •	394	366
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,338	1,069
4.959% due 09/25/2037 ~	53	48
4.982% due 08/25/2036 •	5,002	2,032
5.309% due 08/25/2035 ~	295	269
Countrywide Alternative Loan Trust
4.674% due 02/25/2037 ~	14	13
4.695% due 07/20/2046 •	69	57
4.803% due 05/25/2037 •	78	25
4.873% due 07/25/2046 •	699	613
4.902% due 11/25/2035 ~	60	54
5.013% due 02/25/2037 •	106	88
5.113% due 09/25/2035 •	325	239
5.250% due 06/25/2035	6	5
6.075% due 11/25/2047 •	276	235
6.250% due 12/25/2036	2,223	927
6.250% due 08/25/2037	17	8
6.325% due 11/25/2035 •	15	13
6.500% due 06/25/2036	38	17
6.865% due 11/25/2035 •	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
4.853% due 04/25/2046 •	130	123
4.993% due 04/25/2046 •	3,246	905
5.213% due 09/25/2034 •	6	6
6.000% due 07/25/2036	712	350
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •	26	25
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	294	235
6.079% due 04/25/2037 þ	129	34
Cross Mortgage Trust 5.549% due 12/25/2069 ~	3,000	3,006
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.733% due 07/25/2047 •	248	225
Extended Stay America Trust 5.591% due 07/15/2038 •	1,850	1,852
GreenPoint Mortgage Funding Trust 4.993% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	392	315
3.000% due 09/25/2052 ~	3,711	3,105
GSC Capital Corp. Mortgage Trust 4.813% due 05/25/2036 •	747	705
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •	1,360	1,097
GSR Mortgage Loan Trust
5.081% due 06/25/2034 ~	4	4
6.750% due 03/25/2033 •	1	1
6.922% due 01/25/2035 ~	4	3
HarborView Mortgage Loan Trust
5.165% due 06/20/2035 •	10	9
5.675% due 12/19/2036 •	40	35
Impac CMB Trust
5.173% due 10/25/2034 •	78	76
IndyMac INDX Mortgage Loan Trust 4.251% due 09/25/2035 ~	30	25
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,384	2,823
3.000% due 03/25/2052 ~	3,292	2,746
3.000% due 04/25/2052 ~	3,265	2,735
3.000% due 05/25/2052 ~	4,364	3,640
6.000% due 06/25/2037	1,394	505
6.171% due 11/25/2033 ~	2	2
6.258% due 10/25/2035 ~	4	4
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~	3,000	2,805
Lehman XS Trust 4.863% due 08/25/2046 •	1,070	943
Luminent Mortgage Trust 4.833% due 05/25/2046 •	974	829
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,838
MASTR Alternative Loan Trust
4.853% due 03/25/2036 •	44	4
6.000% due 02/25/2036	502	223
Merrill Lynch Mortgage Investors Trust
5.995% due 02/25/2036 ~	34	33
6.485% due 02/25/2033 ~	2	2
6.971% due 05/25/2033 ~	5	5
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	144	50
Natixis Commercial Mortgage Securities Trust 6.221% due 03/15/2035 •	1,204	1,205

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,103	1,053
2.750% due 11/25/2059 ~	888	846
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •	2,300	2,258
OBX Trust
3.000% due 01/25/2052 ~	489	410
5.103% due 06/25/2057 •	221	217
6.465% due 10/25/2063 þ	1,650	1,667
7.159% due 10/25/2063 þ	1,908	1,946
PMT Loan Trust 2.500% due 07/25/2051 ~	1,738	1,396
Residential Accredit Loans, Inc. Trust
4.813% due 06/25/2046 •	272	60
5.791% due 10/25/2037 ~	272	226
6.250% due 02/25/2037	1,102	885
6.325% due 08/25/2035 •	108	86
Residential Asset Securitization Trust
4.853% due 01/25/2046 •	46	13
5.750% due 02/25/2036	737	524
Sequoia Mortgage Trust
4.885% due 07/20/2036 •	52	45
5.185% due 07/20/2033 •	10	9
Structured Adjustable Rate Mortgage Loan Trust
4.943% due 08/25/2035 ~	49	42
5.331% due 09/25/2035 ~	42	37
7.203% due 02/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
4.573% due 08/25/2036 •	608	528
4.873% due 05/25/2036 •	24	16
4.893% due 05/25/2036 •	69	55
4.893% due 09/25/2047 •	110	97
5.061% due 07/19/2034 •	2	2
Structured Asset Securities Corp. 4.733% due 01/25/2036 •	1,016	851
Structured Asset Securities Corp. Mortgage Loan Trust 4.743% due 10/25/2036 •	532	438
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 þ	146	34
Thornburg Mortgage Securities Trust
5.703% due 06/25/2037 •	40	36
6.126% due 06/25/2037 •	95	80
6.176% due 06/25/2047 •	26	24
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	930	839
2.710% due 01/25/2060 ~	665	632
2.900% due 10/25/2059 ~	3,409	3,248
Verus Securitization Trust 7.070% due 10/25/2068 þ	1,336	1,360
WaMu Mortgage Pass-Through Certificates Trust
4.355% due 02/27/2034 •	4	4
4.361% due 12/25/2036 ~	263	236
4.398% due 09/25/2036 ~	116	96
4.756% due 12/25/2035 ~	94	85
5.033% due 07/25/2045 •	270	261
5.073% due 01/25/2045 •	5	5
5.173% due 10/25/2045 •	341	330
6.199% due 06/25/2033 ~	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
5.765% due 07/25/2046 •	29	18
6.500% due 03/25/2036	1,296	854
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	41	35
6.000% due 06/25/2037	71	63

		64,712

U.S. GOVERNMENT AGENCIES 41.9%
Fannie Mae
3.000% due 03/01/2060	599	504
3.500% due 01/01/2059	1,578	1,387
5.083% due 06/25/2036 •	11	11
6.000% due 04/25/2043 - 07/25/2044	44	46
6.035% due 12/01/2034 •	6	6
6.500% due 11/25/2042	51	52
7.019% due 11/01/2034 •	10	10
Freddie Mac
1.602% due 01/15/2038 ~(a)	158	8
5.312% due 12/15/2037 •	5	5
5.319% due 01/15/2038 •	158	156
6.025% due 10/25/2044 •	32	29
Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	4,486	3,898
3.750% due 11/20/2026 - 12/20/2026 •	1	0
4.625% due 01/20/2030 •	2	2
4.875% due 05/20/2028 - 06/20/2030 •	2	2

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

5.000% due 04/20/2030 - 05/20/2030 •		3	3
5.616% due 07/20/2066 - 11/20/2066 •		1,683	1,684
6.000% due 08/20/2034		138	140
Ginnie Mae, TBA
2.500% due 02/01/2055		5,100	4,260
3.000% due 02/01/2055		37,400	32,437
U.S. Small Business Administration 5.600% due 09/01/2028		29	30
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		560	457
3.000% due 10/01/2049 - 05/01/2051		1,746	1,488
3.500% due 10/01/2034 - 07/01/2050		1,867	1,690
4.000% due 06/01/2048 - 07/01/2053		5,111	4,693
5.500% due 06/01/2053 - 08/01/2053		11,233	11,103
6.000% due 12/01/2053 - 09/01/2054		250,477	252,017
6.500% due 09/01/2053 - 12/01/2053		60,402	61,745
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		33,500	28,459
4.500% due 02/01/2055 - 03/01/2055		77,900	73,229
6.500% due 01/01/2055 - 02/01/2055		55,000	56,098

			535,649

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
1.375% due 11/15/2040		500	310
2.000% due 08/15/2051		200	114
2.250% due 08/15/2049 (i)		4,425	2,741
2.375% due 11/15/2049 (i)		1,575	1,001
3.000% due 02/15/2048 (i)		3,800	2,789
3.000% due 08/15/2048 (i)		1,325	968
3.375% due 11/15/2048		14,500	11,330
4.125% due 08/15/2044		39,575	35,827
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (i)		8,127	8,077
0.125% due 10/15/2025		365	361
0.125% due 07/15/2031 (i)(k)		3,769	3,319
0.125% due 01/15/2032 (i)		1,936	1,679
0.375% due 07/15/2025 (i)		5,591	5,557
0.375% due 07/15/2027 (i)		4,775	4,608
0.500% due 01/15/2028 (i)		5,247	5,017
0.625% due 07/15/2032		543	486
1.125% due 01/15/2033 (i)		7,842	7,216
2.500% due 01/15/2029 (i)		3,529	3,591
3.875% due 04/15/2029 (i)		2,880	3,090
U.S. Treasury Notes
3.500% due 02/15/2033		800	744
4.000% due 02/15/2034		10,100	9,673

			108,498

Total United States (Cost $841,624)			814,555

SHORT-TERM INSTRUMENTS 9.2%
COMMERCIAL PAPER 0.1%
Enbridge US, Inc. 4.730% due 01/24/2025		$600	598
Jabil, Inc. 4.850% due 01/17/2025		250	250

			848

HUNGARY TREASURY BILLS 0.3%
6.589% due 01/02/2025 - 01/09/2025 (c)(d)	HUF	1,687,000	4,246

JAPAN TREASURY BILLS 8.6%
0.117% due 02/17/2025 - 06/20/2025 (c)(d)	JPY	17,340,000	110,172

U.S. TREASURY BILLS 0.2%
4.464% due 02/06/2025 - 03/13/2025 (c)(d)(i)		$2,399	2,383

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $119,978)		117,649

Total Investments in Securities (Cost $1,489,319)		1,428,563

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	1,564,129	15,230

Total Short-Term Instruments (Cost $15,227)		15,230

Total Investments in Affiliates (Cost $15,227)		15,230

Total Investments 112.8% (Cost $1,504,546)		$1,443,793
Financial Derivative Instruments (h)(j) 1.6%(Cost or Premiums, net $27,104)		20,375
Other Assets and Liabilities, net (14.4)%		(184,283)

Net Assets 100.0%		$1,279,885

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Coupon represents a weighted average yield to maturity.
(d)		Zero coupon security.
(e)		Principal amount of security is adjusted for inflation.
(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Project Alpha Intermediate Holding, Inc.	5.301%	07/15/2025	10/16/2024	$326	$311	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.150%	12/23/2024	TBD(2)		$(694)	$(695)
MYI	2.100	12/18/2024	TBD(2)	EUR	(615)	(637)

Total Reverse Repurchase Agreements						$(1,332)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (24.2)%
U.S. Government Agencies (24.2)%
Uniform Mortgage-Backed Security, TBA		2.000%	02/01/2040	$16,700	$(14,855)	$(14,759)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2055	116,600	(91,673)	(90,784)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2055	3,200	(2,640)	(2,607)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2055	7,400	(6,521)	(6,545)
Uniform Mortgage-Backed Security, TBA		4.000	02/01/2055	3,950	(3,690)	(3,612)
Uniform Mortgage-Backed Security, TBA		5.000	02/01/2055	200	(196)	(193)
Uniform Mortgage-Backed Security, TBA		5.500	01/01/2055	23,200	(22,931)	(22,896)
Uniform Mortgage-Backed Security, TBA		6.000	02/01/2055	163,000	(163,821)	(163,624)
Uniform Mortgage-Backed Security, TBA		6.500	01/01/2055	4,000	(4,076)	(4,083)

Total Short Sales (24.2)%					$(310,403)	$(309,103)

(g)		Securities with an aggregate market value of $1,284 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(6,899) at a weighted average interest rate of 3.433%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(h)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	87	$5,716	$(14)	$12	$(10)
Canada Government 5-Year March Futures	03/2025	155	12,214	162	11	0
Euro-BTP March Futures	03/2025	503	62,513	(1,210)	68	0
U.S. Treasury 2-Year Note March Futures	03/2025	7	1,439	(1)	0	0
U.S. Treasury 5-Year Note March Futures	03/2025	365	38,801	(442)	0	(34)

$(1,505)	$91	$(44)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	751	$(52,468)	$697	$320	$(380)
Canada Government 10-Year March Futures	03/2025	1,225	(104,489)	622	0	(128)
Euro-Bobl March Futures	03/2025	527	(64,339)	420	0	(115)
Euro-Bund March Futures	03/2025	546	(75,470)	1,669	0	(237)
Euro-Buxl 30-Year Bond March Futures	03/2025	12	(1,649)	88	0	(15)
Euro-Oat March Futures	03/2025	363	(46,400)	802	0	(56)
Euro-Schatz March Futures	03/2025	212	(23,494)	50	0	(8)
Japan Government 10-Year Bond March Futures	03/2025	180	(162,331)	567	90	(90)
Long Gilt March Futures	03/2025	5	(578)	13	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2025	49	(5,329)	52	11	0
U.S. Treasury Long-Term Bond March Futures	03/2025	16	(1,822)	39	4	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	394	(46,849)	1,617	172	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	49	(5,454)	78	12	0

$6,714	$609	$(1,033)

Total Futures Contracts	$5,209	$700	$(1,077)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.258%	$600	$24	$(9)	$15	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.306	200	7	2	9	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491	300	13	6	19	0	0

$44	$(1)	$43	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$123,100	$(752)	$(213)	$(965)	$0	$(46)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	25,700	(75)	16	(59)	25	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029	35,300	(766)	28	(738)	17	0

$(1,593)	$(169)	$(1,762)	$42	$(46)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$1,099,500	$24,601	$338	$24,939	$260	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	161,800	$1,113	$(1,705)	$(592)	$106	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		79,800	(585)	(1,465)	(2,050)	93	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		161,004	2,027	(3,061)	(1,034)	443	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		18,250	134	(779)	(645)	79	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		11,800	197	1,038	1,235	0	(51)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		13,300	544	842	1,386	0	(81)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	INR	83,620	(2)	5	3	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	JPY	5,322,900	(127)	59	(68)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	7	(14)	(7)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,505	1,538	0	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		3,660,000	(1,732)	(562)	(2,294)	0	(34)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	98	172	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	502	644	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	20	156	176	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		80,000	(28)	(16)	(44)	0	(2)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	15,400	23	(10)	13	0	(25)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		105,920	326	(603)	(277)	0	(338)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.910	Quarterly	12/19/2029	THB	132,490	0	(13)	(13)	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		993,380	(142)	(229)	(371)	2	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		122,730	(19)	(67)	(86)	0	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		1,310,400	160	(131)	29	0	(4)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		208,800	(3)	(248)	(251)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		$23,900	108	305	413	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		51,000	208	296	504	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		75,800	186	(204)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		21,202	160	(171)	(11)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		10,300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	604	(260)	344	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		12,200	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	632	632	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	203	(6)	197	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	(48)	(48)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		800	0	6	6	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		600	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		45,200	429	(1,297)	(868)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		32,800	(33)	(401)	(434)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		200	(2)	8	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		15,500	0	190	190	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(951)	(951)	0	(6)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		19,000	16	228	244	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(4,411)	(4,463)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	(402)	(1,847)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(3,527)	(3,834)	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,000	(277)	(418)	(695)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		80,474	(4,388)	967	(3,421)	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		5,300	(21)	162	141	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,900	(10)	144	134	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		3,400	(12)	155	143	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		3,400	(12)	143	131	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		4,500	(21)	340	319	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,500	8	(75)	(67)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	12	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,704	(123)	1,581	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,900	115	46	161	2	0
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	228,800	(47)	(1,706)	(1,753)	344	0
Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	(36)	(40)	26	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	380,680	(553)	(1,450)	(2,003)	0	(35)
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		371,600	205	66	271	51	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	154,600	566	650	1,216	204	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		5,700	(8)	221	213	10	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,500	(3)	73	70	2	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		65,200	805	104	909	169	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		4,100	0	(177)	(177)	0	(10)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		10,800	0	(501)	(501)	0	(25)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		6,100	0	(233)	(233)	0	(15)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		8,400	0	(332)	(332)	0	(20)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		23,300	0	(935)	(935)	0	(57)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		5,700	(17)	(139)	(156)	0	(13)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		4,100	(11)	19	8	8	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		163,800	1,790	489	2,279	474	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		59,574	(365)	(1,054)	(1,419)	0	(285)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029	ILS	8,300	0	18	18	4	0
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		37,500	0	223	223	16	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		42,100	(66)	72	6	18	0
Pay	3-Month ILS-TELBOR	4.170	Annual	10/02/2029		15,800	0	0	0	7	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,800	0	0	0	1	0
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		21,600	0	46	46	0	(9)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	8,600	68	187	255	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	65	(257)	5	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,303)	(1,142)	27	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		5,200	91	(92)	(1)	15	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		25,300	(519)	219	(300)	61	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		9,700	81	(1)	80	28	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	432	680	50	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(42)	(48)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(75)	(88)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(47)	(59)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(64)	(74)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(29)	(34)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(84)	(84)	12	0
Pay(6)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(85)	(85)	28	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		31,900	(5)	(51)	(56)	42	0
Pay(6)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		36,400	34	151	185	65	0
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	1,082	259	41	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(6)	105	99	6	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	28	19	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(482)	(149)	19	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	169	169	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	137	137	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	NOK	13,300	0	9	9	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(225)	(225)	0	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	99,100	(201)	605	404	9	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2025		7,200	43	(86)	(43)	0	(1)
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		14,800	(2)	122	120	4	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	364	362	12	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		9,300	73	21	94	4	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		47,200	(157)	758	601	35	0
Pay	CAONREPO	3.250	Semi-Annual	12/20/2028		2,800	(24)	65	41	2	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029		17,800	(281)	(28)	(309)	0	(15)
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(698)	275	(423)	5	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		1,300	11	(9)	2	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		10,500	(9)	(152)	(161)	0	(10)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,800	0	3	3	0	(3)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		24,700	719	94	813	30	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		600	(14)	3	(11)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	(266)	(194)	0	(23)

							$432	$(16,145)	$(15,713)	$2,698	$(1,374)

Total Swap Agreements							$23,484	$(15,977)	$7,507	$3,000	$(1,420)

(i)

Securities with an aggregate market value of $50,123 and cash of $18,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	3,234		$2,407	$37	$0
	01/2025		$1,683	NZD	2,856	0	(85)
BOA	01/2025	CNH	9,040		$1,241	10	0
	01/2025	JPY	911,329		5,977	180	0
	01/2025	KRW	3,395,444		2,410	110	0
	01/2025	MYR	20,005		4,524	57	0
	01/2025	SGD	4,429		3,288	43	0
	01/2025	TWD	125,170		3,872	66	0
	01/2025		$1,115	CNH	8,065	0	(16)
	01/2025		978	CNY	7,025	0	(5)
	01/2025		22	IDR	352,556	0	0
	01/2025	ZAR	11,739		$649	28	0
	02/2025	CNH	1,428		200	5	0
	02/2025	HKD	1,875		241	0	0
	02/2025		$656	CNY	4,700	0	(6)
BPS	01/2025	CAD	4,864		$3,436	51	0
	01/2025	CHF	626		700	10	0
	01/2025	CNH	119,988		16,571	218	0
	01/2025	EUR	98	RON	492	0	0
	01/2025	HUF	674,418		$1,696	2	(3)
	01/2025	IDR	32,193,634		1,972	0	(22)
	01/2025	INR	103,876		1,211	0	0
	01/2025	KRW	2,402,146		1,722	95	0
	01/2025	SGD	3,736		2,780	43	0
	01/2025	TWD	77,873		2,453	85	0
	01/2025		$1,738	CAD	2,438	0	(42)
	01/2025		6,609	CNH	48,244	0	(34)
	01/2025		622	CNY	4,465	0	(4)
	01/2025		821	EUR	781	0	(12)
	01/2025		5,948	IDR	95,031,224	0	(82)
	01/2025		2,057	INR	173,928	0	(28)
	01/2025		9,466	KRW	13,414,653	11	(390)
	01/2025		4,735	PLN	19,290	0	(69)
	01/2025		1,431	TWD	46,412	0	(20)
	01/2025	ZAR	76,198		$4,308	275	0
	02/2025	CNH	58,704		8,103	97	0
	02/2025	RON	30		6	0	0
	02/2025		$52	CNY	375	0	(1)
	03/2025	ILS	1,688		$470	5	0
	03/2025	KRW	2,749,880		1,858	0	(9)
	03/2025		$1,951	IDR	31,961,047	13	0
	03/2025		1,211	INR	104,413	0	(1)
	03/2025		864	MXN	17,733	0	(24)
	04/2025	BRL	20,900		$3,744	411	0
	04/2025	TWD	46,143		1,431	21	0
	05/2025	CNH	66,876		9,215	59	0
	10/2025	BRL	38,300		6,267	456	0
	05/2029	KWD	748		2,572	61	0
	07/2029		149		511	12	0
BRC	01/2025	AUD	3,182		2,044	74	0
	01/2025	CAD	84,350		59,915	1,207	0
	01/2025	GBP	14,476		18,224	103	0
	01/2025	MYR	773		175	2	0
	01/2025	RON	8,269	EUR	1,654	0	(6)
	01/2025	TRY	882		$24	0	0
	01/2025		$904	EUR	869	0	(3)
	01/2025		1,672	IDR	26,255,231	0	(49)
	01/2025		2	TRY	90	0	0
	02/2025	JPY	2,290,000		$15,119	493	0
	02/2025	RON	18,010	EUR	3,597	0	(12)
	02/2025		$200	CNH	1,428	0	(5)
	02/2025		14,069	TRY	530,789	300	0
	03/2025	ILS	6,550		$1,839	34	0
	03/2025		$4,598	TRY	175,643	71	0
	04/2025	JPY	366,000		$2,500	145	0
	05/2025		80,000		547	31	0
BSH	02/2025	PEN	10,915		2,897	4	(6)
	04/2025		1,463		388	0	0
	05/2025		5,414		1,430	0	(7)
CBK	01/2025	CNH	1,886		259	2	0
	01/2025	HUF	219,409		562	9	0
	01/2025	IDR	38,808,305		2,403	0	(1)
	01/2025	INR	1,013,203		11,883	67	0
	01/2025	KRW	12,348,837		8,904	537	0
	01/2025	TWD	332,589		10,443	332	0
	01/2025		$1,008	CNH	7,196	0	(27)
	01/2025		3,681	CNY	26,347	0	(31)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

	01/2025		1,215	GBP	969	0	(3)
	01/2025		86	HUF	34,185	0	0
	01/2025		3,148	IDR	49,861,652	0	(61)
	01/2025		10,675	INR	903,054	0	(144)
	01/2025		1,583	KRW	2,314,836	0	(14)
	02/2025	BRL	4,741		$820	57	0
	02/2025	PEN	10,229		2,707	0	(11)
	02/2025		$5,872	CNY	42,129	0	(47)
	03/2025	IDR	522,626		$32	0	0
	03/2025	KRW	2,153,365		1,471	10	0
	03/2025	MXN	74		4	0	0
	03/2025		$3,564	CNY	25,564	0	(31)
	03/2025		2,403	IDR	38,922,447	0	(11)
	03/2025		11,883	INR	1,017,747	0	(85)
	04/2025	PEN	3,408		$897	0	(8)
	05/2025		4,795		1,267	0	(6)
	08/2025		3,480		924	3	(1)
	01/2026	JPY	110,000		810	83	0
CIB	01/2025	CAD	962		670	0	0
DUB	01/2025	KRW	12,975,942		9,293	502	0
	01/2025		$561	KRW	793,040	0	(24)
	01/2025		1,884	PLN	7,707	0	(19)
	02/2025	RON	22		$5	0	0
	02/2025	THB	2,452		73	1	0
	02/2025		$2,383	MXN	48,202	0	(87)
	03/2025		341	TRY	16,222	88	0
	04/2025	JPY	574,000		$3,921	229	0
FAR	01/2025	AUD	39,206		25,441	1,175	0
	01/2025	TWD	5,136		158	2	0
GLM	01/2025	HUF	516,553		1,324	23	0
	01/2025	KRW	3,860,819		2,810	193	0
	01/2025	MXN	16,029		766	1	0
	01/2025	TWD	101,960		3,164	64	0
	01/2025		$1,325	IDR	20,839,865	0	(37)
	01/2025		2,119	PLN	8,628	0	(32)
	02/2025	EUR	328	RON	1,645	1	0
	02/2025		$1,073	MXN	21,850	0	(32)
	03/2025	PEN	5,221		$1,375	0	(11)
	04/2025	BRL	42,300		7,624	878	0
	04/2025	PEN	17,298		4,600	9	(1)
	05/2025		$1,597	CNH	11,465	0	(27)
	06/2025	JPY	50,000		$333	10	0
	10/2025	BRL	61,800		10,089	712	0
	01/2026	JPY	330,000		2,452	270	0
IND	01/2025	DKK	8,574		1,212	20	0
	01/2025	HUF	314,096		805	14	0
JPM	01/2025	CNH	145,301		20,072	270	0
	01/2025	DKK	45,200		6,679	401	0
	01/2025	IDR	3,964,349		244	1	(2)
	01/2025	JPY	750,753		5,013	237	0
	01/2025	SGD	103		77	1	0
	01/2025	TWD	72,521		2,239	34	0
	01/2025		$575	CNY	4,122	0	(4)
	01/2025		88	HUF	34,519	0	(1)
	01/2025		346	IDR	5,468,954	0	(7)
	01/2025		5,593	INR	474,644	0	(58)
	01/2025		5,594	KRW	7,906,956	0	(239)
	01/2025		1,183	PLN	4,833	0	(13)
	03/2025		195	IDR	3,192,003	1	0
	03/2025		296	TRY	14,332	83	0
	04/2025	BRL	300		$53	6	0
	01/2026	JPY	170,000		1,240	117	0
MBC	01/2025	CAD	3,138		2,239	55	0
	01/2025	CHF	21,253		24,220	778	0
	01/2025	CNH	19,953		2,741	22	0
	01/2025	EUR	110,059		115,954	1,894	0
	01/2025	INR	43,712		510	1	0
	01/2025	KRW	15,054,707		10,823	627	0
	01/2025	RON	16,423	EUR	3,282	0	(16)
	01/2025	SEK	12,307		$1,130	17	0
	01/2025	SGD	35		26	1	0
	01/2025		$10,910	CNH	79,122	0	(127)
	01/2025		819	EUR	774	0	(17)
	01/2025		1,170	INR	98,960	0	(16)
	01/2025		279	PLN	1,139	0	(4)
	01/2025		2,229	TWD	72,521	0	(24)
	02/2025	EUR	3,282	RON	16,457	16	0
	02/2025	HKD	1,635		$210	0	0
	02/2025	JPY	13,980,000		90,430	1,065	0
	02/2025	THB	700		21	0	0
	03/2025	ILS	2,088		587	12	0
	03/2025		$510	INR	43,939	0	(1)
	04/2025	TWD	72,108		$2,229	26	0
	05/2025	CNH	44,236		6,099	43	0
	05/2025		$12,046	CNH	86,466	0	(206)
MYI	01/2025	DKK	2,889		$409	7	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

01/2025	$1,935	IDR	30,591,027	0	(40)
01/2025	218	PLN	889	0	(3)
NGF	01/2025	594	IDR	9,465,931	0	(9)
RBC	02/2025	CNH	15,538	$2,137	18	0
03/2025	MXN	75,004	3,663	110	0
RYL	01/2025	AUD	4,820	3,098	114	0
01/2025	$764	SEK	8,295	0	(14)
01/2025	692	ZAR	13,009	0	(3)
SCX	01/2025	CHF	33	$38	1	0
01/2025	CNH	48,920	6,771	104	0
01/2025	KRW	932,056	642	11	0
01/2025	SGD	1,291	960	14	0
01/2025	TWD	42,634	1,331	35	0
01/2025	$2,390	CNH	17,253	0	(38)
01/2025	1,208	CNY	8,677	0	(5)
01/2025	467	IDR	7,383,633	0	(11)
01/2025	3,422	INR	289,437	0	(47)
01/2025	374	KRW	548,839	0	(2)
01/2025	1,177	TWD	38,380	0	(10)
02/2025	CNH	5,134	$706	5	0
02/2025	$1,159	CNY	8,309	0	(10)
03/2025	KRW	547,455	$374	2	0
04/2025	PEN	3,465	915	1	(6)
04/2025	TWD	38,192	1,177	10	0
05/2025	CNH	136,291	18,955	293	0
05/2025	PEN	2,154	574	2	0
SOG	01/2025	EUR	4,819	RON	24,115	24	0
01/2025	$2,495	PLN	10,174	0	(33)
02/2025	RON	104	$22	0	0
SSB	01/2025	MXN	1,976	100	5	0
01/2025	$90	KRW	125,743	0	(5)
04/2025	PEN	12,660	$3,342	0	(19)
05/2025	5,266	1,388	0	(9)
TOR	01/2025	JPY	1,439,286	9,566	410	0
UAG	01/2025	849,699	5,692	286	0
01/2025	$135	NOK	1,506	0	(3)
01/2025	2,396	PLN	9,735	0	(40)
02/2025	RON	10	$2	0	0

Total Forward Foreign Currency Contracts	$17,377	$(2,734)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus CNH VKO @ 7.300	CNH	7.300	02/14/2025	160,000	$17	$80
MBC	Call - OTC USD versus CNH VKO @ 7.375	7.375	02/14/2025	140,000	14	48

$31	$128

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	280	$36	$74
CBK	Call - OTC USD versus CNH	7.450	02/14/2025	280	43	60
GLM	Call - OTC USD versus CNH	7.300	05/15/2025	2,300	26	37
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	17,400	193	282

$298	$453

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	4,300	$155	$181
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	68,100	95	74
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	1,000	37	46
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	4,000	120	130
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	5,900	204	237
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	1,200	50	55
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	37,600	48	33
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	8,700	45	41

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	61,000	69	41
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,600	2	2

$825	$840

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$660

Total Purchased Options	$1,260	$2,081

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	2,300	$(26)	$(13)
MBC	Put - OTC USD versus CNH	7.200	01/17/2025	5,125	(35)	(4)
Put - OTC USD versus CNH	7.078	05/13/2025	17,400	(192)	(94)
SCX	Put - OTC USD versus CNH	7.200	01/17/2025	5,518	(44)	(5)

$(297)	$(116)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	16,500	$(157)	$(139)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(483)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	3,800	(36)	(38)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	15,400	(120)	(98)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	4,600	(46)	(37)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	18,100	(159)	(140)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	4,600	(50)	(47)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	4,600	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	4,600	(13)	(69)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,500	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,500	(7)	(36)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,700	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,700	(5)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	3,300	(11)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	3,300	(11)	(7)

$(746)	$(1,111)

Total Written Options	$(1,043)	$(1,227)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$2,000	$(66)	$9	$0	$(57)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	2,000	(66)	10	0	(56)

$(132)	$19	$0	$(113)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$1,300	$(31)	$37	$6	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	8,300	(42)	95	53	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	900	(22)	26	4	0

$(95)	$158	$63	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$10,468	JPY	1,547,200	$(44)	$21	$0	$(23)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,346	1,959,900	(46)	21	0	(25)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,423	1,970,400	(41)	22	0	(19)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,355	1,957,200	(19)	21	2	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	11,057	1,547,900	569	21	590	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	10,366	1,529,000	(22)	20	0	(2)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	23,663	3,296,300	1,279	48	1,327	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	22,068		3,074,000	1,324	46	1,370	0
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	38,160		5,585,800	495	60	555	0

								$3,495	$280	$3,844	$(69)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/18/2034	MYR	9,170	$(25)	$21	$0	$(4)
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		28,300	179	(207)	0	(28)
JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	03/19/2035		7,390	6	(8)	0	(2)
MYR	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		24,980	(15)	4	0	(11)
SCX	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		12,930	(10)	5	0	(5)

								$135	$(185)	$0	$(50)

Total Swap Agreements								$3,403	$272	$3,909	$(232)

(k)

Securities with an aggregate market value of $50 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$207	$0	$207
Australia
Corporate Bonds & Notes	0	8,881	0	8,881
Sovereign Issues	0	7,559	0	7,559
Brazil
Sovereign Issues	0	24,591	0	24,591
Canada
Corporate Bonds & Notes	0	20,941	0	20,941
Sovereign Issues	0	36,879	0	36,879
Cayman Islands
Asset-Backed Securities	0	53,468	0	53,468
Corporate Bonds & Notes	0	3,772	0	3,772
Sovereign Issues	0	506	0	506
Chile
Sovereign Issues	0	991	0	991
Denmark
Corporate Bonds & Notes	0	9,465	0	9,465
France
Corporate Bonds & Notes	0	9,203	0	9,203
Sovereign Issues	0	13,670	0	13,670
Germany
Corporate Bonds & Notes	0	5,380	0	5,380
Hungary
Sovereign Issues	0	1,124	0	1,124
Ireland
Asset-Backed Securities	0	38,878	0	38,878
Corporate Bonds & Notes	0	509	0	509
Israel
Sovereign Issues	0	4,887	0	4,887
Italy
Corporate Bonds & Notes	0	2,525	0	2,525
Sovereign Issues	0	12,572	0	12,572
Japan
Corporate Bonds & Notes	0	3,211	0	3,211
Sovereign Issues	0	45,248	0	45,248
Jersey, Channel Islands
Asset-Backed Securities	0	2,122	0	2,122
Malaysia
Corporate Bonds & Notes	0	514	0	514
Sovereign Issues	0	4,563	0	4,563
Mexico
Sovereign Issues	0	377	0	377
Multinational
Corporate Bonds & Notes	0	624	0	624
Netherlands
Corporate Bonds & Notes	0	8,014	0	8,014
Norway
Sovereign Issues	0	1,299	0	1,299
Peru
Sovereign Issues	0	22,384	0	22,384
Poland
Sovereign Issues	0	6,891	0	6,891
Qatar
Corporate Bonds & Notes	0	253	0	253
Romania
Sovereign Issues	0	9,216	0	9,216
Saudi Arabia
Corporate Bonds & Notes	0	171	0	171
Sovereign Issues	0	16,647	0	16,647
Serbia
Sovereign Issues	0	2,209	0	2,209
Singapore
Sovereign Issues	0	8,284	0	8,284
South Africa
Sovereign Issues	0	18,607	0	18,607
South Korea
Sovereign Issues	0	10,644	0	10,644
Spain
Corporate Bonds & Notes	0	3,780	0	3,780
Sovereign Issues	0	3,857	0	3,857
Supranational
Corporate Bonds & Notes	0	1,074	0	1,074
Switzerland
Corporate Bonds & Notes	0	10,509	0	10,509
United Arab Emirates
Sovereign Issues	0	3,244	0	3,244
United Kingdom
Corporate Bonds & Notes	0	35,607	0	35,607
Loan Participations and Assignments	0	0	311	311
Non-Agency Mortgage-Backed Securities	0	18,842	0	18,842
Sovereign Issues	0	1,849	0	1,849
United States
Asset-Backed Securities	0	43,269	0	43,269
Corporate Bonds & Notes	0	58,868	0	58,868

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Loan Participations and Assignments	0	1,194	609	1,803
Municipal Bonds & Notes	0	1,756	0	1,756
Non-Agency Mortgage-Backed Securities	0	64,712	0	64,712
U.S. Government Agencies	0	535,649	0	535,649
U.S. Treasury Obligations	0	108,498	0	108,498
Short-Term Instruments
Commercial Paper	0	848	0	848
Hungary Treasury Bills	0	4,246	0	4,246
Japan Treasury Bills	0	110,172	0	110,172
U.S. Treasury Bills	0	2,383	0	2,383

	$0	$1,427,643	$920	$1,428,563
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,230	$0	$0	$15,230

Total Investments	$15,230	$1,427,643	$920	$1,443,793

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(309,103)	$0	$(309,103)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	501	3,199	0	3,700
Over the counter	0	23,365	0	23,365

	$501	$26,564	$0	$27,065
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,043)	(1,454)	0	(2,497)
Over the counter	0	(4,193)	0	(4,193)

	$(1,043)	$(5,647)	$0	$(6,690)

Total Financial Derivative Instruments	$(542)	$20,917	$0	$20,375

Totals	$14,688	$1,139,457	$920	$1,155,065

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.9% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^	$700	$45
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	16	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	16	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	32	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	48	5
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	49	5
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	23	2

Total Corporate Bonds & Notes (Cost $706)		65

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	800	540

Total Convertible Bonds & Notes (Cost $791)		540

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
5.369% due 03/25/2049 •	246	243
5.539% due 08/25/2054 •	88	88
5.634% due 12/25/2047 •	427	428
5.654% due 01/25/2051 •	290	291
Freddie Mac
5.262% due 07/15/2041 •	324	322
5.754% due 04/15/2049 - 12/15/2050 •	491	493
Ginnie Mae
5.255% due 05/20/2074 •	142	142
5.455% due 05/20/2074 •	168	170
5.461% due 08/20/2068 •	339	338
5.505% due 09/20/2071 •	2,118	2,132
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2055	2,100	1,635
2.500% due 01/01/2055	2,600	2,118
3.000% due 02/01/2055	1,300	1,104
3.500% due 02/01/2055	800	707
4.500% due 02/01/2055	100	94
5.000% due 01/01/2055	4,500	4,344
5.500% due 02/01/2055	1,000	986
6.000% due 02/01/2055	9,900	9,938
6.500% due 02/01/2055	12,900	13,156

Total U.S. Government Agencies (Cost $38,826)		38,729

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	2,700	1,672
4.000% due 11/15/2042 (k)	2,050	1,845
4.000% due 11/15/2052 (k)	1,550	1,351
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034 (i)	6,778	6,500
2.125% due 04/15/2029	3,266	3,271

Total U.S. Treasury Obligations (Cost $16,294)		14,639

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Alliance Bancorp Trust 4.933% due 07/25/2037 •	177	151
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	26	24
4.770% due 07/25/2036 ~	45	38
5.358% due 08/25/2033 ~	26	24

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Countrywide Alternative Loan Trust
4.753% due 07/25/2035 •	281	214
4.773% due 09/25/2047 •	65	60
5.825% due 02/25/2036 •	81	72
Countrywide Home Loan Mortgage Pass-Through Trust
4.417% due 09/20/2036 ~	45	39
5.093% due 03/25/2035 •	35	33
6.000% due 04/25/2036	145	70
Impac CMB Trust
5.073% due 04/25/2035 •	57	55
5.098% due 04/25/2035 •	74	70
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036	36	30
Structured Adjustable Rate Mortgage Loan Trust 4.078% due 01/25/2035 ~	1	1
Structured Asset Mortgage Investments Trust 4.981% due 07/19/2035 •	10	10
Towd Point Mortgage Trust 4.132% due 04/25/2055 ~	5,000	4,790
WaMu Mortgage Pass-Through Certificates Trust 5.113% due 01/25/2045 •	941	904

Total Non-Agency Mortgage-Backed Securities (Cost $6,728)		6,585

ASSET-BACKED SECURITIES 10.9%
AUTOMOBILE SEQUENTIAL 1.0%
Carvana Auto Receivables Trust
5.900% due 08/10/2027	139	140
6.160% due 09/10/2029	1,911	1,975
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	306	309
Oscar U.S. Funding LLC 5.810% due 12/10/2027	340	343
SCCU Auto Receivables Trust 5.700% due 10/16/2028	180	182

		2,949

HOME EQUITY OTHER 3.2%
Aames Mortgage Investment Trust 4.933% due 04/25/2036 •	74	68
ACE Securities Corp. Home Equity Loan Trust
4.933% due 06/25/2036 •	110	80
5.353% due 08/25/2035 •	108	105
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •	287	254
Argent Securities Trust 4.753% due 07/25/2036 •	223	195
Countrywide Asset-Backed Certificates Trust
4.733% due 05/25/2035 •	21	20
4.953% due 03/25/2037 •	237	224
First NLC Trust 5.233% due 02/25/2036 •	956	933
Fremont Home Loan Trust 4.723% due 10/25/2036 •	402	357
Long Beach Mortgage Loan Trust
4.773% due 09/25/2036 •	1,554	418
5.013% due 09/25/2034 •	136	136
5.053% due 01/25/2036 •	1,027	925
Morgan Stanley Home Equity Loan Trust 5.518% due 05/25/2035 •	1,921	1,706
NovaStar Mortgage Funding Trust 5.113% due 01/25/2036 •	69	69
Popular ABS Mortgage Pass-Through Trust 4.948% due 07/25/2036 •	82	77
Residential Asset Mortgage Products Trust 4.963% due 03/25/2036 •	471	459
Structured Asset Investment Loan Trust 5.173% due 07/25/2035 •	214	203
Structured Asset Securities Corp. Mortgage Loan Trust
5.023% due 10/25/2036 •	43	43
5.248% due 02/25/2036 •	100	98
Washington Mutual Asset-Backed Certificates Trust 4.893% due 02/25/2037 •	8,810	2,734

		9,104

HOME EQUITY SEQUENTIAL 1.9%
Chase Funding Trust 4.872% due 11/25/2034 þ	5,769	5,586

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

MANUFACT HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		367	341

WHOLE LOAN COLLATERAL 0.8%
Bear Stearns Asset-Backed Securities Trust 5.653% due 06/25/2036 •		1,140	1,131
Citigroup Mortgage Loan Trust 4.888% due 11/25/2036 •		315	311
First Franklin Mortgage Loan Trust 5.158% due 11/25/2036 •		856	824

			2,266

OTHER ABS 3.9%
522 Funding CLO Ltd. 5.919% due 10/20/2031 •		319	319
Carlyle Global Market Strategies CLO Ltd. 5.728% due 08/14/2030 •		110	110
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		153	154
CIFC Funding Ltd. 5.846% due 10/24/2030 •		193	193
College Avenue Student Loans LLC 3.280% due 12/28/2048		71	66
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		186	186
Dryden CLO Ltd. 5.897% due 01/17/2033 •		300	301
Elevation CLO Ltd. 5.837% due 10/25/2030 •		114	114
Gallatin CLO Ltd. 6.008% due 07/15/2031 •		263	264
KKR CLO Ltd. 5.834% due 07/18/2030 •		87	87
Madison Park Funding Ltd. 5.869% due 04/20/2032 •		242	243
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		650	617
6.112% due 11/15/2068 •		180	181
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	478	495
OSD CLO Ltd. 5.779% due 04/17/2031 ~		$241	241
OZLM Ltd.
5.817% due 10/20/2031 •		352	352
6.039% due 07/20/2032 •		360	360
Palmer Square CLO Ltd. 5.909% due 10/17/2031 •		43	43
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •	EUR	159	165
Rad CLO Ltd. 6.016% due 07/24/2032 •		$508	508
Saranac CLO Ltd. 5.797% due 08/13/2031 •		185	185
Segovia European CLO DAC 4.099% due 07/20/2032 •	EUR	273	282
SMB Private Education Loan Trust
1.290% due 07/15/2053		$300	279
5.500% due 06/17/2052		1,868	1,882
6.398% due 10/16/2056 •		582	597
Sound Point CLO Ltd.
5.859% due 10/20/2030 •		304	304
5.867% due 07/25/2030 •		57	57
6.089% due 07/20/2032 •		500	501
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		353	354
Venture CLO Ltd.
5.869% due 07/20/2030 •		240	240
6.011% due 07/30/2032 •		1,000	1,002
Vibrant CLO Ltd. 5.999% due 07/20/2032 •		280	281
Voya CLO Ltd. 5.918% due 10/15/2030 •		90	91

			11,054

Total Asset-Backed Securities (Cost $31,273)			31,300

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	29,500	4,635
France Government International Bond 3.250% due 05/25/2055	EUR	600	569

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Mexico Government International Bond
4.000% due 11/30/2028 (e)	MXN	477	22
4.000% due 08/24/2034 (e)		1,633	70
8.500% due 03/01/2029		44,000	2,005
Peru Government International Bond 1.862% due 12/01/2032		$900	683
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,611

Total Sovereign Issues (Cost $10,824)			9,595

		SHARES
COMMON STOCKS 23.6%
CONSUMER DISCRETIONARY 6.3%
Amazon.com, Inc. (b)		56,600	12,417
Caesars Entertainment, Inc. (b)		169,084	5,651

			18,068

INFORMATION TECHNOLOGY 16.7%
Apple, Inc.		104,406	26,145
Arista Networks, Inc. (b)		2,100	232
ASML Holding NV		219	152
Broadcom, Inc.		3,825	887
Dell Technologies, Inc. 'C'		1,150	132
Marvell Technology, Inc.		2,150	237
Microsoft Corp.		13,100	5,522
NVIDIA Corp.		107,603	14,450
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		1,188	235

			47,992

UTILITIES 0.6%
AES Corp.		11,300	145
American Electric Power Co., Inc.		1,200	111
Constellation Energy Corp. (h)		1,100	246
NextEra Energy, Inc.		3,000	215
NRG Energy, Inc. (h)		3,000	271
Southern Co.		2,600	214
Vistra Corp.		3,000	414

			1,616

Total Common Stocks (Cost $65,165)			67,676

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
U.S. TREASURY BILLS 1.0%
4.415% due 01/23/2025 - 03/27/2025 (c)(d)(k)		$2,775	2,756

Total Short-Term Instruments (Cost $2,756)			2,756

Total Investments in Securities (Cost $173,363)			171,885

		SHARES
INVESTMENTS IN AFFILIATES 50.4%
MUTUAL FUNDS (f) 40.8%
PIMCO Income Fund		2,768,581	29,125
PIMCO International Bond Fund (U.S. Dollar-Hedged)		5,918,421	58,770
PIMCO Total Return Fund		3,417,798	28,983

Total Mutual Funds (Cost $117,630)			116,878

SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short Asset Portfolio		7,077	70
PIMCO Short-Term Floating NAV Portfolio III		2,831,490	27,570

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $27,319)	27,640

Total Investments in Affiliates (Cost $144,950)	144,518

Total Investments 110.3% (Cost $318,313)	$316,403
Financial Derivative Instruments (g)(j) 1.0% (Cost or Premiums, net $(155))	2,841
Other Assets and Liabilities, net (11.3)%	(32,465)

Net Assets 100.0%	$286,779

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security did not produce income within the last twelve months.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Principal amount of security is adjusted for inflation.
(f)					Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(123) at a weighted average interest rate of 4.984%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500		5,825.000	01/17/2025	36	$4	$179	$157

Total Purchased Options						$179	$157

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500		5,625.000	01/17/2025	36	$4	$(58)	$(40)

Total Written Options						$(58)	$(40)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	34	$2,234		$(6)	$5	$(4)
Canada Government 5-Year March Futures	03/2025	8	630		9	1	0
Canada Government 10-Year March Futures	03/2025	8	682		12	1	0
E-Mini S&P 500 Index March Futures	03/2025	8	2,374		(61)	0	(7)
Euro-Bobl March Futures	03/2025	37	4,517		(32)	8	0
Euro-BTP March Futures	03/2025	27	3,356		(70)	3	0
Euro-Oat March Futures	03/2025	7	895		(17)	1	0
Euro-Schatz March Futures	03/2025	4	443		(1)	0	0
Japan Government 10-Year Bond March Futures	03/2025	8	7,215		(29)	4	(4)
Long Gilt March Futures	03/2025	18	2,082		(49)	13	0
Mini MSCI Emerging Markets Index March Futures	03/2025	1	54		(2)	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Topix Index March Futures	03/2025	5	885	16	12	(6)

$(230)	$48	$(21)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	6	$(419)	$6	$3	$(3)
Euro-Bund March Futures	03/2025	40	(5,529)	94	0	(17)
STOXX Europe 600 Price Index March Futures	03/2025	28	(733)	18	4	0
U.S. Treasury 2-Year Note March Futures	03/2025	97	(19,944)	31	2	0
U.S. Treasury 5-Year Note March Futures	03/2025	196	(20,836)	236	18	0
U.S. Treasury 10-Year Note March Futures	03/2025	36	(3,915)	59	8	0
U.S. Treasury Long-Term Bond March Futures	03/2025	10	(1,138)	26	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	35	(4,162)	236	15	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	83	(9,239)	287	21	0

$993	$73	$(20)

Total Futures Contracts	$763	$121	$(41)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.258%	$500	$20	$(8)	$12	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 42 5-Year Index	(5.000)%	Quarterly	12/20/2029	EUR	100	$(9)	$1	$(8)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Europe Main 42 5-Year Index	1.000%	Quarterly	12/20/2029	EUR	200	$4	$0	$4	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	9,300	$47	$(46)	$1	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026	4,100	(16)	31	15	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	6,300	59	(99)	(40)	17	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	95	(1)	3	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	300	(5)	16	11	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	1,000	29	75	104	0	(6)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	197,500	0	17	17	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	121,000	(6)	(4)	(10)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029	1,140,000	28	28	56	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		610,000	219	3	222	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		300,000	8	(4)	4	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(91)	(1)	(92)	0	(3)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2030	SGD	490	(1)	(1)	(2)	2	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	30,410	(3)	4	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$19,700	115	80	195	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		15,600	(166)	174	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		11,900	58	79	137	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(195)	(366)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		15,500	48	72	120	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,600	(42)	93	51	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		18,600	(48)	(77)	(125)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	(27)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	81	81	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(54)	(61)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(21)	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,900	(27)	48	21	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		837	(2)	(10)	(12)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		1,900	1	20	21	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029		1,900	(8)	22	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	4	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		15,700	88	213	301	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		7,714	(15)	117	102	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,600	(40)	(373)	(413)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(21)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	(9)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	0	115	115	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		2,500	56	4	60	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		200	(1)	4	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		2,100	0	40	40	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		32,500	3	(611)	(608)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		900	10	100	110	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	149	431	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		200	13	5	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	(61)	(72)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	(30)	(36)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		2,122	(7)	(25)	(32)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	7	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	8	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		567	(2)	6	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		570	(2)	5	3	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		459	(2)	6	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		328	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(6)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		656	(3)	5	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,090	(78)	(11)	(89)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,090	611	(175)	436	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		803	(4)	42	38	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		225	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		449	(2)	(18)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		168	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		400	7	30	37	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,396	(6)	(33)	(39)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		840	(3)	(31)	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,300	53	(45)	8	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		839	(3)	(16)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		559	(2)	(10)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		838	(3)	(12)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		820	(2)	(3)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		838	(2)	0	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		15,946	268	248	516	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,500	(5)	35	30	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		510	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		510	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	75	70	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		508	(2)	27	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		508	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		281	(1)	20	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		734	(3)	53	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,015	(4)	75	71	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		1,000	(3)	(48)	(51)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		1,000	(3)	(47)	(50)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		1,000	(4)	(42)	(46)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,000	(15)	69	54	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	133	270	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		4,200	39	204	243	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		200	(3)	12	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	447	718	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,300	156	122	278	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,500	16	(738)	(722)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,172	101	63	164	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		400	(9)	(22)	(31)	0	0
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	3,200	(19)	(53)	(72)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,321	0	(67)	(67)	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		5,600	0	64	64	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	11,420	7	20	27	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	18,175,700	113	46	159	3	0
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	11/13/2029		12,616,100	(5)	(108)	(113)	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	4,100	31	1	32	5	0
Receive	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		1,376	(31)	(18)	(49)	0	(3)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		305	0	(12)	(12)	0	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		5,370	(159)	67	(92)	0	(10)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		1,200	16	1	17	3	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		140	0	7	7	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		170	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		170	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		7,000	82	15	97	20	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		4,200	(5)	(95)	(100)	0	(20)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029	ILS	13,400	47	(127)	(80)	0	(5)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	639,010	(2)	(4)	(6)	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	16	77	2	0
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		18,500	39	0	39	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	31	7	38	10	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	3,600,000	0	(8)	(8)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		3,600,000	0	7	7	2	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		326,500	(1)	(11)	(12)	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	268	(1)	12	11	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		312	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		393	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		253	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		169	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(354)	(1,245)	18	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	13	12	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		80	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		84	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		110	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		151	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		493	(2)	(24)	(26)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		337	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		197	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		197	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		660	(25)	(6)	(31)	0	(2)
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	103,200	(6)	2	(4)	0	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	3,500	13	7	20	0	0
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	13,700	0	(6)	(6)	0	0
Pay(6)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		13,700	(5)	(3)	(8)	0	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		29,400	(23)	31	8	0	0
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	4	(21)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029		3,100	2	(75)	(73)	0	(3)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029		4,400	(92)	16	(76)	0	(4)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	CAONREPO	2.250	Semi-Annual	09/21/2052	900	(144)	49	(95)	3	0

$866	$(251)	$615	$204	$(173)

Total Swap Agreements	$881	$(258)	$623	$204	$(173)

(h)

Securities with an aggregate market value of $427 and cash of $50 have been pledged as collateral as of December 31, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $946 and cash of $3,671 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	CAD	273	$190	$0	$0
01/2025	NZD	6,084	3,584	180	0
01/2025	$531	SGD	713	0	(8)
BOA	01/2025	CAD	672	$480	12	0
01/2025	CNH	560	77	1	0
01/2025	GBP	66	84	1	0
01/2025	IDR	1,059,313	66	1	0
01/2025	$346	CNH	2,501	0	(5)
01/2025	1,031	CNY	7,401	0	(5)
01/2025	555	JPY	84,681	0	(17)
01/2025	489	SGD	658	0	(6)
01/2025	49	TWD	1,598	0	(1)
02/2025	CNH	36,246	$4,983	40	0
02/2025	HKD	7,933	1,021	0	(1)
03/2025	MXN	13,817	673	19	0
BPS	01/2025	BRL	6,946	1,150	26	0
01/2025	CNH	11,193	1,543	17	0
01/2025	COP	663,445	150	0	0
01/2025	CZK	14,307	601	12	0
01/2025	EUR	315	334	7	0
01/2025	IDR	5,031,274	318	7	0
01/2025	INR	64,291	752	2	0
01/2025	KRW	258,482	174	0	(1)
01/2025	PHP	2,960	50	0	(1)
01/2025	PLN	2,038	500	7	0
01/2025	TRY	2,210	60	0	(2)
01/2025	TWD	13,302	419	15	0
01/2025	$1,122	BRL	6,946	3	0
01/2025	1,216	CAD	1,709	0	(27)
01/2025	384	CNH	2,800	0	(2)
01/2025	253	COP	1,106,907	0	(3)
01/2025	83	IDR	1,324,026	0	(1)
01/2025	571	INR	48,274	0	(8)
01/2025	122	KRW	170,032	0	(7)
01/2025	463	SGD	622	0	(7)
01/2025	114	TWD	3,701	0	(2)
01/2025	601	ZAR	10,679	0	(36)
02/2025	CNH	3,636	$502	6	0
03/2025	COP	2,982,171	675	5	0
03/2025	IDR	532,966	33	0	0
03/2025	ILS	1,344	375	4	0
03/2025	MXN	10,614	517	15	0
03/2025	$149	COP	663,446	0	0
03/2025	343	INR	29,602	0	0
03/2025	174	KRW	257,820	1	0
04/2025	TWD	3,680	$114	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

	05/2025	CNH	3,955		545	4	0
BRC	01/2025	AUD	70		46	2	0
	01/2025	BRL	2,141		346	0	(1)
	01/2025	COP	440,991		100	0	0
	01/2025	GBP	4,476		5,635	32	0
	01/2025	IDR	10,463,419		657	9	0
	01/2025	MYR	14,876		3,362	41	0
	01/2025	NOK	1,030		90	0	0
	01/2025	NZD	87		50	2	0
	01/2025	PEN	187		50	0	0
	01/2025	THB	1,697		50	0	0
	01/2025	TRY	35,396		940	0	(48)
	01/2025	TWD	10,987		336	2	0
	01/2025		$347	BRL	2,141	0	0
	01/2025		375	CHF	330	0	(11)
	01/2025		250	COP	1,098,649	0	(1)
	01/2025		100	CZK	2,391	0	(2)
	01/2025		661	EUR	627	0	(11)
	01/2025		99	IDR	1,559,866	0	(3)
	01/2025		150	INR	12,651	0	(2)
	01/2025		471	JPY	70,384	0	(24)
	01/2025		210	KRW	294,406	0	(11)
	01/2025		150	MXN	3,069	0	(3)
	01/2025		100	PLN	409	0	(1)
	01/2025		203	TRY	7,489	5	0
	01/2025		50	TWD	1,622	0	(1)
	01/2025		130	ZAR	2,407	0	(2)
	02/2025	BRL	2,141		$345	0	0
	02/2025	TRY	5,688		150	0	(2)
	02/2025		$71	JPY	11,111	0	0
	02/2025		556	TRY	20,941	14	0
	03/2025	ILS	3,502		$983	18	0
	03/2025	MYR	224		50	0	0
	03/2025		$50	MYR	224	0	0
	03/2025		814	TRY	30,980	11	0
	07/2025		55		2,521	5	0
BSH	03/2025	CLP	524,208		$538	12	0
	04/2025	BRL	15,800		2,799	279	0
CBK	01/2025	CNH	117		16	0	0
	01/2025	IDR	793,319		49	0	0
	01/2025	INR	287,254		3,369	19	0
	01/2025	KRW	164,286		112	1	0
	01/2025	MXN	502		25	1	0
	01/2025	PEN	2,336		620	0	(1)
	01/2025	TRY	5,410		153	0	0
	01/2025	TWD	58,693		1,843	58	0
	01/2025		$400	CAD	576	1	0
	01/2025		3,046	COP	13,262,201	0	(46)
	01/2025		355	GBP	278	0	(7)
	01/2025		329	IDR	5,208,939	0	(6)
	01/2025		3,244	INR	274,412	0	(44)
	01/2025		618	KRW	861,780	0	(34)
	02/2025	PHP	12,179		$210	1	0
	02/2025		$51	THB	1,730	0	0
	03/2025	IDR	649,066		$40	0	0
	03/2025		$49	IDR	795,977	0	0
	03/2025		3,369	INR	288,542	0	(24)
	03/2025		112	KRW	163,881	0	(1)
CIB	01/2025	PLN	205		$50	0	0
	01/2025		$1,334	TWD	43,226	0	(20)
DUB	01/2025	PLN	1,066		$261	3	0
	01/2025		$1,157	KRW	1,618,782	0	(60)
	02/2025	THB	27,233		$811	10	0
	02/2025		$255	THB	8,676	1	0
FAR	01/2025	BRL	5,210		$841	0	(2)
	01/2025	NZD	85		50	3	0
	01/2025	TWD	947		29	0	0
	01/2025		$3,718	AUD	5,729	0	(172)
	01/2025		847	BRL	5,210	0	(3)
	02/2025	BRL	5,237		$847	4	0
	03/2025	COP	7,102,416		1,599	3	0
GLM	01/2025	IDR	11,198,251		702	11	0
	01/2025	KRW	373,853		268	15	0
	01/2025	MXN	1,043		50	0	0
	01/2025	PLN	911		224	3	0
	01/2025	TWD	16,555		515	11	0
	01/2025		$69	IDR	1,079,831	0	(2)
	01/2025		155	KRW	213,386	0	(11)
	02/2025	MXN	13,265		$652	20	0
	02/2025		$1,677	BRL	9,675	0	(120)
	03/2025	BRL	2,484		$422	24	0
	03/2025	CLP	1,646,922		1,684	30	0
	03/2025	ILS	366		100	0	(1)
	03/2025		$55	ILS	201	0	0
	04/2025	BRL	13,700		$2,458	273	0
IND	01/2025	IDR	2,335,330		147	3	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		$326	DKK	2,308	0	(6)
JPM	01/2025	CNH	5,954		$823	12	0
	01/2025	HUF	110,461		282	5	0
	01/2025	INR	4,237		50	0	0
	01/2025	JPY	7,300		47	0	0
	01/2025	PLN	1,795		441	7	0
	01/2025	TRY	2,759		77	0	(1)
	01/2025	TWD	13,374		413	6	0
	01/2025		$150	CLP	148,995	0	0
	01/2025		43	IDR	677,913	0	(1)
	01/2025		461	INR	39,076	0	(6)
	01/2025		466	JPY	69,760	0	(22)
	01/2025		17	SGD	23	0	0
	01/2025		77	TRY	2,733	1	0
	02/2025	PHP	8,869		$152	0	0
	05/2025		$232	TRY	10,314	27	0
MBC	01/2025	AUD	210		$136	6	0
	01/2025	CHF	5,287		6,025	194	0
	01/2025	CNH	3,935		542	6	0
	01/2025	EUR	5,291		5,575	92	0
	01/2025	GBP	140		178	3	0
	01/2025	IDR	819,850		50	0	(1)
	01/2025	INR	12,393		145	0	0
	01/2025	JPY	79,700		534	27	0
	01/2025	PLN	2,137		524	7	0
	01/2025	SEK	555		50	0	0
	01/2025	THB	1,712		50	0	0
	01/2025		$50	CAD	70	0	(1)
	01/2025		294	CHF	264	0	(3)
	01/2025		201	CNH	1,469	0	(1)
	01/2025		401	INR	33,960	0	(5)
	01/2025		750	KRW	1,042,737	0	(43)
	01/2025		95	NOK	1,050	0	(3)
	01/2025		306	SEK	3,337	0	(5)
	01/2025		559	SGD	748	0	(11)
	01/2025		178	TWD	5,784	0	(2)
	02/2025	CNH	1,572		$215	1	0
	02/2025	HKD	6,917		891	0	(1)
	02/2025	THB	7,776		230	1	0
	02/2025		$5,745	CNH	41,800	0	(44)
	03/2025	ILS	1,116		$314	6	0
	03/2025		$145	INR	12,457	0	0
	04/2025	TWD	5,751		$178	2	0
	05/2025	CNH	2,641		364	3	0
MYI	01/2025	INR	3,555		42	0	0
	01/2025		$110	DKK	778	0	(2)
	01/2025		240	IDR	3,791,907	0	(5)
	01/2025		91	NOK	1,035	0	0
	02/2025		57	TRY	2,176	1	0
RBC	01/2025	BRL	309		$50	0	0
	01/2025		$50	BRL	309	0	0
	01/2025		704	INR	59,682	0	(8)
	01/2025		219	TWD	7,102	0	(3)
	02/2025		133	JPY	20,772	0	0
RYL	01/2025	SEK	545		$50	1	0
	01/2025		$733	CNH	5,299	0	(11)
SCX	01/2025	BRL	1,161		$187	0	0
	01/2025	CHF	52		59	2	0
	01/2025	CNH	2,954		409	6	0
	01/2025	EUR	93		97	0	0
	01/2025	IDR	6,512,899		412	10	0
	01/2025	KRW	609,399		413	1	0
	01/2025	TWD	7,862		245	6	0
	01/2025		$198	BRL	1,161	0	(10)
	01/2025		100	CAD	143	0	0
	01/2025		524	GBP	413	0	(7)
	01/2025		1,019	INR	86,199	0	(14)
	01/2025		212	SGD	285	0	(3)
	01/2025		366	TWD	11,988	0	(1)
	02/2025		167	JPY	26,127	0	0
	03/2025		28	KRW	41,665	0	0
	04/2025	TWD	3,046		$94	1	0
	05/2025	CNH	2,447		339	4	0
SOG	01/2025	BRL	1,256		206	3	0
	01/2025	PLN	3,816		939	16	0
	01/2025	TWD	1,584		49	1	0
	01/2025		$203	BRL	1,256	0	0
SSB	01/2025	KRW	72,177		$50	1	0
	01/2025		$50	INR	4,241	0	(1)
TOR	01/2025		889	JPY	133,739	0	(38)
UAG	01/2025	PLN	1,347		$331	6	0
	01/2025		$2,968	NOK	32,986	0	(70)

Total Forward Foreign Currency Contracts						$1,779	$(1,146)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100%	02/07/2025	16,000	$20	$19
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	13,700	17	17

Total Purchased Options	$37	$36

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU «	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(155)

Total Written Options	$(308)	$(155)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$50	$2	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,321	(529)	534	5	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	243	8	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	84	3	0

$(893)	$911	$18	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	5,560	$7	$(9)	$0	$(2)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	MLPIPOWR Index	13,236	4.60% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$1,426	$0	$6	$6	$0
MBC	Receive	NDUEACWF Index	13,423	4.750% (FEDL01 plus a specified spread)	Monthly	10/01/2025	6,120	0	(26)	0	(26)
Receive	NDUEACWF Index	1,300	4.840% (FEDL01 plus a specified spread)	Monthly	11/03/2025	593	0	(3)	0	(3)
MYI	Receive	DWRTFT Index	164	5.180% (FEDL01 plus a specified spread)	Monthly	11/19/2025	2,227	0	(8)	0	(8)
TOR	Receive	NDUEACWF Index	22,200	4.770% (FEDL01 plus a specified spread)	Monthly	10/01/2025	10,123	0	(42)	0	(42)

$0	$(73)	$6	$(79)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	28,700	5.830% (FEDL01 plus a specified spread)	Monthly	01/21/2025	$6,296	$0	$30	$30	$0
	Pay	Apple, Inc.	75,900	5.600% (FEDL01 plus a specified spread)	Monthly	01/27/2025	19,660	0	671	671	0
	Receive	MLPIREIL Index	77,847	5.380% (FEDL01 plus a specified spread)	Monthly	06/09/2025	7,322	0	(27)	0	(27)
	Pay	MLPIREIS Index	69,659	5.330% (FEDL01 plus a specified spread)	Monthly	06/09/2025	6,576	0	24	24	0
BPS	Pay	Microsoft Corp.	13,100	6.080% (FEDL01 plus a specified spread)	Monthly	01/17/2025	5,916	0	411	411	0
BRC	Pay	Amazon.com, Inc.	27,900	5.730% (FEDL01 plus a specified spread)	Monthly	01/17/2025	6,121	0	28	28	0
GST	Pay	Apple, Inc.	25,500	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	6,386	0	30	30	0
JPM	Receive	JPACWILV Index	1,704,151	4.880% (FEDL01 plus a specified spread)	Monthly	10/01/2025	167,603	0	(160)	0	(160)
NGF	Pay	Caesars Entertainment Inc.	169,084	5.930% (FEDL01 plus a specified spread)	Maturity	01/17/2025	6,275	0	646	646	0
RBC	Pay	NVIDIA Corp.	40,700	5.930% (FEDL01 plus a specified spread)	Maturity	01/06/2025	5,797	0	355	355	0
	Pay	NVIDIA Corp.	42,300	5.800% (FEDL01 plus a specified spread)	Maturity	01/17/2025	5,809	0	148	148	0

								$0	$2,156	$2,343	$(187)

Total Swap Agreements								$(886)	$2,985	$2,367	$(268)

(k)

Securities with an aggregate market value of $2,029 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)				This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$65	$0	$65
Convertible Bonds & Notes
Industrials	0	540	0	540
U.S. Government Agencies	0	38,729	0	38,729
U.S. Treasury Obligations	0	14,639	0	14,639
Non-Agency Mortgage-Backed Securities	0	6,585	0	6,585
Asset-Backed Securities
Automobile Sequential	0	2,949	0	2,949
Home Equity Other	0	9,104	0	9,104
Home Equity Sequential	0	5,586	0	5,586
Manufact House ABS Other	0	341	0	341
Whole Loan Collateral	0	2,266	0	2,266
Other ABS	0	11,054	0	11,054
Sovereign Issues	0	9,595	0	9,595
Common Stocks
Consumer Discretionary	18,068	0	0	18,068
Information Technology	47,992	0	0	47,992
Utilities	1,616	0	0	1,616
Short-Term Instruments
U.S. Treasury Bills	0	2,756	0	2,756

	$67,676	$104,209	$0	$171,885
Investments in Affiliates, at Value
Mutual Funds	116,878	0	0	116,878
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,640	0	0	27,640

	$144,518	$0	$0	$144,518

Total Investments	$212,194	$104,209	$0	$316,403

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	427	0	482
Over the counter	0	4,182	0	4,182

	$55	$4,609	$0	$4,664
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(213)	0	(254)
Over the counter	0	(1,569)	0	(1,569)

	$(41)	$(1,782)	$0	$(1,823)

Total Financial Derivative Instruments	$14	$2,827	$0	$2,841

Totals	$212,208	$107,036	$0	$319,244

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 247.7% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 5.780% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 240.8%
Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	377	220
0.000% due 06/25/2043 •(a)	1,037	44
0.200% due 02/25/2043 •(a)	333	2
0.203% due 11/25/2040 •(a)	2,584	125
1.283% due 07/25/2044 ~(a)	172	7
1.303% due 07/25/2044 ~(a)	237	12
1.317% due 11/25/2049 •(a)	298	33
1.353% due 07/25/2052 ~(a)	173	9
1.367% due 10/25/2046 ~(a)	58	3
1.450% due 09/25/2045 ~(a)	129	5
1.451% due 04/25/2046 ~(a)	142	7
1.467% due 08/25/2042 •(a)	425	31
1.500% due 04/25/2028	5,721	5,503
1.501% due 03/25/2045 ~(a)	365	20
1.517% due 11/25/2044 - 06/25/2048 •(a)	4,233	437
1.526% due 01/25/2045 ~(a)	149	8
1.578% due 08/25/2044 ~(a)	136	8
1.606% due 04/25/2055 ~(a)	298	15
1.723% due 08/25/2054 ~(a)	257	14
1.735% due 07/25/2045 ~(a)	725	39
1.933% due 08/25/2055 ~(a)	181	10
2.242% due 01/25/2031 ~(a)	584	37
2.500% due 02/25/2051 (a)	3,325	546
3.000% due 03/25/2043 - 05/01/2058	3,448	2,885
3.000% due 04/25/2043 - 12/25/2048 (a)	867	109
3.045% due 04/01/2029	902	848
3.141% due 01/01/2048 •	3,673	3,530
3.500% due 08/01/2032 - 01/01/2059	10,472	9,250
3.500% due 08/25/2043 - 04/25/2046 (a)	172	21
3.510% due 08/01/2049 •	859	879
3.575% due 02/01/2026	1,000	989
3.689% due 04/25/2042 ~	270	257
3.750% due 02/01/2029	3,729	3,591
3.820% due 01/01/2029	744	722
4.000% due 06/01/2033 - 07/01/2034	603	581
4.000% due 06/25/2044 (a)	28	2
4.074% due 10/25/2040 ~	405	407
4.140% due 04/01/2028	781	771
4.374% due 02/01/2028 ~	1,999	1,982
4.385% due 04/01/2033	828	800
4.440% due 06/01/2033	2,000	1,933
4.490% due 04/01/2033	1,600	1,559
4.500% due 09/01/2028 - 09/01/2048	3,774	3,654
4.550% due 05/01/2028	100	100
4.572% due 11/25/2031 ~	1,727	1,743
4.580% due 08/01/2033	1,000	977
4.590% due 06/01/2033	9,903	9,699
4.680% due 06/01/2030	11,283	11,221
4.700% due 04/01/2033	2,037	1,991
4.722% due 05/25/2042 ~	475	472
4.770% due 12/01/2029	674	673
4.790% due 05/25/2042 ~	816	805
4.899% due 01/25/2042 ~	975	934
4.900% due 10/01/2028	355	358
4.983% due 12/25/2047 •	4,059	3,960
4.988% due 03/25/2042 ~	425	418
4.990% due 03/01/2031	989	993
5.000% due 12/01/2035	2	2
5.060% due 11/01/2034	6,588	6,635
5.070% due 09/01/2033	832	839
5.133% due 02/25/2049 •	187	184
5.300% due 09/01/2038	950	969
5.320% due 10/01/2043	193	191

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

5.383% due 10/25/2037 •	623	622
5.410% due 12/01/2031	814	838
5.500% due 12/01/2032 - 10/01/2038	110	110
5.570% due 10/01/2028	434	444
5.610% due 10/01/2028	883	901
5.654% due 01/25/2051 •	16,224	16,269
5.700% due 08/01/2030	930	967
5.810% due 06/01/2031	13,800	14,120
5.820% due 11/01/2033 (e)	1,230	1,302
5.850% due 11/01/2028	2,303	2,386
5.870% due 12/01/2033	1,500	1,592
5.960% due 11/01/2033	541	575
6.000% due 04/01/2032 - 10/01/2048	13	13
6.010% due 07/01/2028	1,144	1,190
6.284% due 02/01/2042 •	67	68
6.500% due 04/25/2038 (a)	46	10
6.565% due 09/01/2041 •	138	142
6.660% due 04/01/2030	1,992	2,107
6.673% due 05/01/2035 •	96	100
7.014% due 01/01/2036 •	182	189
7.086% due 05/01/2038 •	621	646
7.102% due 10/01/2037 •	1,075	1,119
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	5,149	3,239
0.000% due 05/15/2035 - 05/15/2041 •	4,353	3,869
0.984% due 10/15/2037 ~(a)	52	3
0.987% due 05/15/2037 ~(a)	39	2
1.201% due 10/15/2037 ~(a)	25	1
1.250% due 12/15/2044	7,376	5,998
1.482% due 03/15/2037 ~(a)	56	3
1.500% due 03/15/2028	2,827	2,719
1.637% due 02/15/2038 ~(a)	94	5
1.656% due 11/15/2036 ~(a)	144	8
1.684% due 08/15/2041 ~(a)	48	3
1.695% due 11/15/2038 ~(a)	156	9
1.699% due 10/15/2041 ~(a)	100	6
1.764% due 06/15/2038 ~(a)	115	7
1.800% due 05/15/2044	5,152	4,969
1.994% due 08/15/2036 ~(a)	68	4
2.000% due 11/25/2050 (a)	2,544	322
2.500% due 08/15/2027 - 10/15/2052 (a)	19,724	3,007
3.000% due 10/01/2026 - 12/25/2046	14,144	13,119
3.000% due 11/15/2027 - 06/25/2050 (a)	24,822	3,868
3.038% due 02/15/2027 •(a)	92	3
3.050% due 03/01/2032	1,771	1,571
3.500% due 01/15/2043 - 04/25/2050 (a)	29,606	6,279
3.500% due 12/25/2046 - 03/01/2049	2,973	2,521
3.853% due 01/01/2050 •	852	829
4.000% due 07/15/2034 - 11/15/2042 (a)	1,683	247
4.000% due 04/01/2041 - 01/01/2049	10,386	9,723
4.199% due 07/25/2033 ~	491	462
4.400% due 06/01/2030	618	606
4.500% due 01/01/2036 - 11/01/2048	841	804
5.000% due 07/01/2033 - 01/01/2038	25	26
5.000% due 03/01/2049 (e)	1,321	1,302
5.212% due 06/15/2042 •	567	560
5.233% due 01/25/2050 •	147	145
5.319% due 10/15/2037 - 04/15/2038 •	2,249	2,218
5.500% due 09/01/2034 - 03/01/2041	107	109
6.700% due 05/01/2031 •	3	3
6.725% due 10/01/2039 •	674	698
7.212% due 11/01/2036 •	249	257
7.345% due 09/01/2034 •	309	321
7.419% due 11/01/2041 •	686	711
7.500% due 08/15/2029 (a)	1	0
Freddie Mac Multifamily Structured Pass Through Certificates
4.228% due 10/25/2034 ~	10,212	9,694
4.660% due 01/25/2031	3,300	3,260
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	2,063	1,861
0.000% due 06/20/2042 - 08/16/2052 ~(a)	6,481	49
0.000% due 05/20/2043 - 09/20/2045 •	941	618
0.750% due 11/16/2051 ~(a)	14	0
1.565% due 09/20/2049 •(a)	1,741	180
1.815% due 10/20/2050 •(a)	2,088	262
2.000% due 10/20/2050 - 02/20/2051 (a)	36,783	3,708
2.500% due 09/20/2027 - 12/20/2051 (a)	34,669	4,528
2.500% due 06/15/2043 - 02/20/2063	24,496	20,169
2.500% due 03/20/2051 - 09/20/2051 (e)	103,722	86,662
3.000% due 11/20/2026 - 02/20/2053	109,139	92,872
3.000% due 01/20/2029 - 09/20/2051 (a)	28,146	4,281
3.000% due 01/20/2052 (e)	23,403	20,082
3.150% due 11/20/2042 - 12/20/2042	390	342
3.250% due 05/15/2042	451	408
3.500% due 11/20/2034 - 12/20/2068	151,275	135,246
3.500% due 08/20/2042 - 09/20/2046 (a)	2,296	305

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

3.500% due 02/20/2053 (e)	80,459	72,346
3.500% due 01/20/2069	2,854	2,702
3.750% due 06/20/2045 - 12/20/2045	2,639	2,416
3.881% due 01/20/2031 ~	164	162
4.000% due 04/15/2025 - 08/20/2062	31,887	29,593
4.000% due 10/20/2043 (a)	46	5
4.050% due 04/15/2040 - 11/15/2040	782	737
4.416% due 06/20/2036 •	6,713	6,624
4.500% due 04/15/2030 - 08/20/2062	57,604	55,234
4.500% due 08/20/2045 (a)	3,723	710
4.625% due 02/20/2030 - 08/20/2045 •	204	205
4.735% due 12/20/2050 •	2,271	2,104
4.813% due 03/20/2058 •	228	228
4.875% due 06/20/2038 •	30	31
4.875% due 08/15/2039 - 10/15/2040	228	222
4.967% due 11/20/2036 •	9,460	9,332
5.000% due 12/20/2032 - 10/20/2062	18,009	17,623
5.250% due 05/15/2033 - 10/15/2033	164	165
5.255% due 02/20/2074 •	7,814	7,806
5.346% due 09/20/2062 •	2	2
5.355% due 03/20/2071 •	268	266
5.366% due 05/20/2069 •	825	825
5.380% due 08/15/2034	44	44
5.395% due 04/20/2074 •	996	1,001
5.405% due 04/20/2073 •	1,851	1,861
5.446% due 08/20/2061 •	5	5
5.465% due 03/20/2073 •	8,089	8,156
5.466% due 10/20/2065 •	1	1
5.475% due 06/15/2035	112	114
5.500% due 04/15/2025 - 01/20/2049	4,347	4,367
5.505% due 07/20/2073 - 07/20/2074 •	55,851	56,468
5.520% due 06/15/2034 - 02/15/2035	123	125
5.530% due 05/15/2035	71	73
5.566% due 06/20/2066 •	323	323
5.570% due 03/15/2035	60	61
5.575% due 08/20/2073 •	4,921	4,983
5.605% due 03/20/2073 •	21,612	21,871
5.646% due 04/20/2066 •	1,527	1,528
5.680% due 12/15/2034	118	122
5.705% due 05/20/2073 •	8,566	8,748
5.720% due 12/15/2034	48	49
5.750% due 09/15/2033	6	7
5.755% due 05/20/2073 •	1,444	1,472
5.816% due 07/20/2070 - 08/20/2070 •	88,897	90,289
5.820% due 04/15/2034 - 12/15/2034	128	132
5.870% due 10/15/2034	53	55
5.875% due 10/15/2033	80	83
5.930% due 10/15/2034	38	40
5.970% due 08/15/2034	49	51
6.000% due 04/15/2027 - 09/20/2053	9,336	9,529
6.000% due 08/20/2053 (e)	19,890	20,138
6.016% due 09/20/2070 - 01/20/2071 •	61,988	63,347
6.020% due 01/15/2034	57	58
6.066% due 09/20/2063 •	108	109
6.075% due 01/15/2034	82	82
6.105% due 08/20/2071 •	1,981	2,024
6.250% due 01/15/2029 - 03/15/2029	17	17
6.500% due 07/15/2025 - 07/20/2054	11,607	11,920
6.700% due 07/20/2026	4	4
6.803% due 04/20/2061 •	107	107
7.000% due 11/20/2025 - 12/20/2062	5,039	5,126
7.054% due 12/20/2070 •	4,672	4,774
7.250% due 12/15/2025 - 11/15/2027	1	1
7.500% due 10/15/2025 - 10/15/2035	121	124
8.000% due 11/15/2025 - 07/15/2031	127	127
8.500% due 12/15/2029 - 12/15/2030	7	7
Ginnie Mae, TBA
2.000% due 01/01/2055 - 02/01/2055	279,500	223,641
2.500% due 01/01/2055 - 02/01/2055	154,100	128,721
3.000% due 01/01/2055 - 02/01/2055	312,350	270,902
3.500% due 01/01/2055 - 02/01/2055	40,650	36,344
4.000% due 01/01/2055 - 02/01/2055	147,250	135,659
4.500% due 01/01/2055 - 02/01/2055	74,270	70,204
5.000% due 01/01/2055 - 02/01/2055	107,450	104,207
5.500% due 01/01/2055 - 02/01/2055	67,100	66,523
6.500% due 01/01/2055	36,000	36,622
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	427	319
2.000% due 07/01/2028 - 06/01/2037	23,807	21,096
2.500% due 01/01/2028 - 04/01/2052	39,743	33,220
2.500% due 11/01/2050 (e)	2,727	2,238
3.000% due 10/01/2026 - 02/01/2052	84,722	74,496
3.000% due 06/01/2050 - 11/01/2050 (e)	31,906	27,548
3.500% due 02/01/2025 - 03/01/2052	50,757	45,999
3.500% due 08/01/2043 (e)	23,099	21,060
4.000% due 05/01/2033 - 07/01/2053	31,327	29,343

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

4.500% due 01/01/2026 - 07/01/2053	12,713	12,165
4.500% due 10/01/2052 (e)	16,897	15,936
5.000% due 04/01/2027 - 09/01/2053	10,443	10,167
5.500% due 11/01/2039 - 09/01/2053	5,825	5,817
5.500% due 08/01/2054 - 01/01/2055 (e)	140,043	138,277
6.000% due 07/01/2036 - 07/01/2054	52,118	52,638
6.000% due 07/01/2053 - 06/01/2054 (e)	100,393	100,998
6.500% due 01/01/2054	341	357
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2055	7,000	5,946
3.500% due 01/01/2040 - 01/01/2055	169,400	150,296
4.500% due 01/01/2040	8,700	8,510
5.000% due 01/01/2040	9,400	9,354
5.500% due 01/01/2040	5,000	5,033
6.000% due 02/01/2055	175,735	176,408
6.500% due 02/01/2055	73,400	74,859
7.000% due 01/01/2055	13,000	13,480

Total U.S. Government Agencies (Cost $3,339,757)		3,223,106

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	432	433
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~	573	416
Citigroup Mortgage Loan Trust 6.500% due 06/25/2054 ~	2,056	2,079
Credit Suisse First Boston Mortgage Securities Corp. 5.575% due 03/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,101	881
4.462% due 05/27/2053 ~	1,438	1,114
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	3,795	3,694
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	6,545	5,460
5.353% due 12/25/2049 •	624	597
La Hipotecaria El Salvadorian Mortgage Trust
3.250% due 09/08/2039 «•	2,664	2,644
3.358% due 01/15/2046 «	1,585	1,507
3.508% due 11/24/2042 «•	2,227	2,159
4.250% due 09/29/2046 «	3,235	3,123
MFA Trust 1.381% due 04/25/2065 ~	1,841	1,768
Mortgage Equity Conversion Asset Trust
4.710% due 02/25/2042 •	1,027	1,007
4.760% due 05/25/2042 •	4,760	4,660
Structured Asset Mortgage Investments Trust 5.141% due 09/19/2032 •	3	3
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,938	1,748
2.710% due 01/25/2060 ~	1,385	1,317

Total Non-Agency Mortgage-Backed Securities (Cost $36,834)		34,614

ASSET-BACKED SECURITIES 3.9%
HOME EQUITY OTHER 0.1%
Centex Home Equity Loan Trust 4.753% due 01/25/2032 •	5	5
Home Equity Asset Trust 5.053% due 11/25/2032 •	3	2
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	496	498

		505

OTHER ABS 3.8%
Anchorage Capital CLO Ltd. 6.317% due 04/20/2037 •	3,700	3,727
Apex Credit CLO Ltd. 6.417% due 04/20/2036 •	2,000	2,020
Ares CLO Ltd. 5.967% due 04/17/2033 •	3,500	3,507
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •	4,000	4,010
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •	2,625	2,630
Bryant Park Funding Ltd. 6.276% due 04/15/2037 •	2,000	2,016
Cathedral Lake Ltd. 6.099% due 01/20/2035 •	1,000	1,002
Diameter Capital CLO Ltd.
6.266% due 04/15/2037 •	2,600	2,605
6.486% due 01/15/2037 •	3,300	3,329

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Dryden Senior Loan Fund
5.767% due 10/19/2029 •	3,172	3,179
5.806% due 07/15/2030 •	2,295	2,299
Generate CLO Ltd. 6.447% due 10/20/2036 •	1,300	1,306
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •	3,120	3,123
KKR CLO Ltd. 6.087% due 02/09/2035 •	1,800	1,808
Magnetite Ltd. 5.806% due 10/15/2031 •	1,368	1,370
Marathon CLO Ltd. 5.997% due 01/20/2033 •	2,400	2,403
Marble Point CLO Ltd.
5.817% due 01/20/2032 •	447	447
5.958% due 10/15/2030 •	613	614
Palmer Square CLO Ltd. 5.937% due 04/20/2035 •	1,100	1,103
Sound Point CLO Ltd. 6.088% due 07/15/2034 •	500	501
Sycamore Tree CLO Ltd. 6.297% due 01/20/2037 •	2,900	2,926
TCW CLO Ltd. 6.247% due 01/16/2037 •	1,200	1,208
Trinitas CLO Ltd. 5.996% due 04/25/2033 •	2,900	2,903
Voya CLO Ltd. 5.817% due 07/20/2032 •	1,000	1,001

		51,037

Total Asset-Backed Securities (Cost $51,338)		51,542

SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
4.338% due 02/06/2025 - 03/20/2025 (c)(d)	5,895	5,846

Total Short-Term Instruments (Cost $5,846)		5,846

Total Investments in Securities (Cost $3,433,814)		3,315,154

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	2,735	27

Total Short-Term Instruments (Cost $26)		27

Total Investments in Affiliates (Cost $26)		27

Total Investments 247.7% (Cost $3,433,840)		$3,315,181
Financial Derivative Instruments (f)(g) 0.2% (Cost or Premiums, net $21,397)		2,095
Other Assets and Liabilities, net (147.9)%		(1,978,965)

Net Assets 100.0%		$1,338,311

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

FAR	4.590%	12/19/2024	01/14/2025	$(187,065)	$(187,399)
JPS	4.650	12/31/2024	01/07/2025	(7,980)	(7,982)
4.660	12/18/2024	01/14/2025	(139,761)	(140,033)
4.660	12/27/2024	01/14/2025	(45,118)	(45,153)
SAL	4.630	12/19/2024	01/07/2025	(101,453)	(101,635)
4.630	12/30/2024	01/07/2025	(5,038)	(5,040)

Total Reverse Repurchase Agreements	$(487,242)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (85.8)%
Ginnie Mae, TBA	5.000%	01/01/2055	$5,000	$(4,846)	$(4,851)
Ginnie Mae, TBA	6.000	01/01/2055	1,000	(1,005)	(1,007)
Uniform Mortgage-Backed Security, TBA	1.500	01/01/2040	1,000	(872)	(857)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2040	39,000	(34,690)	(34,467)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2040	1,625	(1,500)	(1,476)
Uniform Mortgage-Backed Security, TBA	2.500	01/15/2055	55,200	(46,087)	(46,105)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	54,750	(45,160)	(44,608)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2040	11,100	(10,471)	(10,328)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2055	291,900	(251,018)	(247,978)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2055	157,000	(141,398)	(138,878)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	204,400	(180,092)	(180,775)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2055	6,500	(5,934)	(5,945)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	111,743	(104,393)	(102,175)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2055	5,000	(4,702)	(4,703)
Uniform Mortgage-Backed Security, TBA	4.500	03/01/2055	11,577	(10,867)	(10,882)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2055	17,500	(16,954)	(16,892)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2055	19,850	(19,418)	(19,149)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2055	266,300	(263,795)	(262,813)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2055	12,000	(11,920)	(11,834)
Uniform Mortgage-Backed Security, TBA	6.500	01/01/2055	3,000	(3,059)	(3,062)

Total Short Sales (85.8)%	$(1,158,181)	$(1,148,785)

(e)	Securities with an aggregate market value of $500,885 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(313,049) at a weighted average interest rate of 5.225%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2027	171	$41,055	$(459)		$0	$(7)
U.S. Treasury 10-Year Note March Futures				03/2025	1,515	164,756	(1,643)		0	(331)

							$(2,102)	$0		$(338)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	171	$(41,064)	$459		$2	$0
3-Month SOFR Active Contract March Futures				06/2025	576	(137,988)	180		0	0
30 Day Federal Fund January Futures				01/2025	346	(137,939)	(87)		0	0
U.S. Treasury 2-Year Note March Futures				03/2025	113	(23,234)	(11)		2	0

							$541	$4		$0

Total Futures Contracts							$(1,561)	$4		$(338)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$69,000	$92	$318	$410	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	126,500	267	1,117	1,384	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	126,500	(129)	(611)	(740)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	119,500	95	601	696	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	38,400	46	(118)	(72)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025	52,000	81	(212)	(131)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	295,900	1,979	(2,129)	(150)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	38,600	257	(517)	(260)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	117	(94)	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(238)	320	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	4,800	18	71	89	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	994	1	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	04/10/2029	31,300	(111)	(308)	(419)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	32,500	462	(892)	(430)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	3,700	(137)	24	(113)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	2,150	(58)	12	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	15,800	(79)	120	41	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	19,500	(103)	149	46	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	18,100	(77)	137	60	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	7,300	(27)	55	28	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	23,700	(72)	176	104	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	24,400	31	(177)	(146)	17	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	3,800	26	24	50	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	21,500	(342)	287	(55)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	24,500	(144)	300	156	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	7,000	(36)	85	49	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	5,550	(1,510)	4,040	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	8,400	340	(119)	221	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	29,800	133	(1,135)	(1,002)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	5,400	113	53	166	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.959	Annual	04/08/2031	15,400	(48)	(169)	(217)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.990	Annual	04/08/2031	7,300	(30)	(59)	(89)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	12,600	271	651	922	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	10,800	226	455	681	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	8,900	197	326	523	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.916	Annual	06/10/2031	42,200	(315)	(286)	(601)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	1,239	1,739	57	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	08/21/2031	7,600	155	(436)	(281)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	4,387	(1,035)	3,352	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,235	(107)	2,128	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	977	702	38	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	11,300	(762)	4	(758)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	2,364	(251)	2,113	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	513	197	710	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	8,200	(97)	717	620	8	0

Total Swap Agreements						$17,178	$(1,314)	$15,864	$530	$(230)

Cash of $30,836 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000%	09/11/2025	30,000	$81	$192
BPS	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.500	10/17/2025	18,500	37	6
	Call - OTC 7-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.692	03/31/2025	88,500	419	419
	Put - OTC 7-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.392	03/31/2025	88,500	419	426
BRC	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000	09/12/2025	87,400	26	49
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000	10/24/2025	47,000	37	36
CBK	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000	09/25/2025	105,200	174	65
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.750	10/31/2025	28,300	38	35
DUB	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.500	11/03/2025	18,400	31	7
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.500	01/28/2025	36,400	211	0
FAR	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000	12/16/2025	43,400	43	46
GLM	Put - OTC 1-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.300	03/13/2025	20,000	36	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	03/10/2025	16,200	110	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	20,000	254	25
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	39,000	253	68
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2025	51,000	82	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	98,100	77	114
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/21/2025	100,300	110	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/25/2025	103,100	127	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	39,000	76	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.870	01/21/2025	34,300	145	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.292	02/25/2025	23,800	74	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	17,000	206	101
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	207
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	372
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/13/2025	65,400	49	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	26,200	68	169
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	26,100	70	171
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	33,900	122	235
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	18,500	127	32
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	16,700	257	409
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	20,000	37	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	20,000	123	36
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	20,200	134	40

							$4,751	$3,336

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae 5.000% due 03/01/2055		$95.828	03/06/2025		$14,000	$48	$112
	Put - OTC Fannie Mae 6.000% due 03/01/2055		99.234	03/06/2025		14,500	23	48
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.453	01/07/2025		14,000	26	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055		99.125	02/06/2025		14,500	15	22
GSC	Put - OTC Fannie Mae 5.000% due 03/01/2055		95.797	03/06/2025		14,000	48	111
	Put - OTC Fannie Mae 6.000% due 03/01/2055		98.070	03/06/2025		14,000	29	25
	Put - OTC Fannie Mae 6.000% due 03/01/2055		99.094	03/06/2025		14,500	18	45
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.469	01/07/2025		14,000	25	0
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.750	01/07/2025		13,000	21	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055		97.414	01/07/2025		4,500	17	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055		97.422	01/07/2025		15,000	56	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055		99.148	02/06/2025		14,000	14	21
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2055		97.766	02/06/2025		14,000	22	41
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 01/01/2055		99.266	01/07/2025		14,500	25	0
SAL	Put - OTC Fannie Mae 6.000% due 03/01/2055		98.070	03/06/2025		14,000	31	25

							$418	$451

Total Purchased Options							$5,169	$3,787

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.185%	03/06/2025	10,400	$(22)	$(69)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	01/07/2025	13,000	(73)	(41)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	03/06/2025	20,000	(93)	(222)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.295	01/07/2025	9,700	(22)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	03/06/2025	7,900	(16)	(50)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	43,400	(21)	(22)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.203	02/06/2025	17,500	(29)	(70)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.417	01/09/2025	8,800	(16)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.500	03/06/2025	20,600	(57)	(46)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.161	02/06/2025	8,600	(22)	(60)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.142	01/07/2025	8,500	(25)	(8)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.412	01/09/2025	8,800	(16)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.292	02/25/2025	23,800	(72)	(94)

$(484)	$(684)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	$97.594	01/07/2025	17,000	$(61)	$(195)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	96.484	01/07/2025	3,500	(15)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	96.516	01/07/2025	3,500	(15)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.594	01/07/2025	27,000	(97)	(310)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	98.414	02/06/2025	2,000	(4)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	96.531	02/06/2025	9,500	(19)	(76)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	100.531	02/06/2025	9,500	(12)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.797	01/07/2025	15,000	(75)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.984	01/07/2025	3,000	(15)	(4)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.625	01/07/2025	10,000	(27)	(118)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.969	01/07/2025	11,000	(56)	(12)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	96.953	01/07/2025	20,000	(33)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.922	01/07/2025	14,000	(37)	(206)

$(466)	$(974)

Total Written Options	$(950)	$(1,658)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	3,223,106	0	3,223,106
Non-Agency Mortgage-Backed Securities	0	25,181	9,433	34,614
Asset-Backed Securities
Home Equity Other	0	505	0	505
Other ABS	0	51,037	0	51,037
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	5,846	0	5,846

$0	$3,305,721	$9,433	$3,315,154
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27	$0	$0	$27

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Total Investments	$27	$3,305,721	$9,433	$3,315,181

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,148,785)	$0	$(1,148,785)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	534	0	534
Over the counter	0	3,787	0	3,787

	$0	$4,321	$0	$4,321
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(568)	0	(568)
Over the counter	0	(1,658)	0	(1,658)

	$0	$(2,226)	$0	$(2,226)

Total Financial Derivative Instruments	$0	$2,095	$0	$2,095

Totals	$27	$2,159,031	$9,433	$2,168,491

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO High Yield Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Albion Financing 3 SARL 9.096% (TSFR3M + 4.250%) due 08/16/2029 ~	$1,985	$2,008
Assetmark Financial Holdings, Inc. 7.079% due 09/05/2031 ~	1,700	1,709
B&G Foods, Inc. 7.857% due 10/10/2029 ~	15,573	15,598
Barnes Group, Inc. TBD% due 12/10/2031 ~	8,200	8,216
Belron Finance U.S. LLC 7.273% due 10/16/2031 ~	2,800	2,830
Caesars Entertainment, Inc. 6.607% due 02/06/2031 ~	13,895	13,943
Cengage Learning, Inc. 7.856% (PRIME + 2.500%) due 03/24/2031 ~	17,985	18,100
Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ	2,674	2,670
7.750% due 11/01/2031	27,200	27,268
CoreLogic, Inc. 7.971% due 06/02/2028 ~	5,061	5,006
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	4,000	4,011
Cotiviti Corp.
7.303% due 05/01/2031 ~	9,925	9,993
7.625% due 05/01/2031	13,225	13,337
DirecTV Financing LLC 10.097% due 08/02/2029 ~	18,171	17,877
Endure Digital, Inc. 8.138% due 02/10/2028 «~	748	613
EPIC Crude Services LP 7.656% due 10/15/2031 ~	2,300	2,323
Focus Financial Partners LLC
TBD% due 09/15/2031 ~µ	490	495
TBD% due 09/15/2031 ~	4,560	4,608
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~	14,938	15,003
GBT U.S. LLC 7.626% due 07/25/2031 ~	1,875	1,886
Global Medical Response, Inc. 9.856% due 10/31/2028 ~	10,188	10,236
Golden State Foods LLC 8.774% due 10/07/2031 ~	1,400	1,414
Gray Television, Inc. 9.803% due 06/04/2029 ~	4,478	4,249
Gulfside Supply, Inc. 7.326% due 06/17/2031 ~	946	951
Kronos Acquisition Holdings, Inc. 8.584% (TSFR3M + 4.000%) due 07/08/2031 ~	12,893	12,208
Lifepoint Health, Inc.
7.965% due 05/17/2031 ~	3,441	3,453
8.406% due 05/17/2031 ~	5,921	5,949
McAfee Corp. 7.370% due 03/01/2029 ~	4,813	4,823
Mitchell International, Inc. 7.607% due 06/17/2031 ~	8,728	8,744
Modena Buyer LLC 8.857% due 07/01/2031 ~	14,075	13,668
Nuvei Technologies Corp. 7.444% due 11/15/2031 ~	5,775	5,794
Reynolds Group Holdings, Inc. 6.857% due 09/24/2028 ~	2,457	2,470
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~	10,250	10,332
Scientific Games Holdings LP 7.590% due 04/04/2029 ~	3,392	3,404
Sotera Health Holdings LLC 7.835% (TSFR3M + 3.250%) due 05/30/2031 ~	5,237	5,257
Spirit Airlines, Inc. TBD% due 11/18/2025 ~	11,484	11,513
Syniverse Holdings, Inc. 11.329% due 05/13/2027 ~	10,728	10,774
TGP Holdings III LLC 7.707% due 06/29/2028 ~	5,394	5,285

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	31,500	31,185
TIH Insurance Holdings LLC 7.079% due 05/06/2031 ~	2,712	2,724
TransDigm, Inc.
6.829% due 02/28/2031 ~	6,517	6,536
7.079% due 03/22/2030 ~	4,814	4,834
United Airlines, Inc. 6.635% due 02/22/2031 ~	2,463	2,474
Virgin Media Bristol LLC 7.762% due 01/31/2029 ~	12,925	12,871
White Cap Buyer LLC 7.607% due 10/19/2029 ~	5,250	5,267

Total Loan Participations and Assignments (Cost $350,461)		353,909

CORPORATE BONDS & NOTES 85.9%
BANKING & FINANCE 12.8%
Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~	2,100	2,194
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~	2,100	2,228
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	27,850	27,610
7.000% due 01/15/2031	20,425	20,527
Allied Universal Holdco LLC 4.625% due 06/01/2028	8,675	8,199
Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,009
8.000% due 11/01/2031	5,000	5,527
AmWINS Group, Inc.
4.875% due 06/30/2029	13,525	12,762
6.375% due 02/15/2029	8,450	8,507
Armor RE Ltd. 14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~	750	785
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	5,625	5,747
Bayou Re Ltd. 22.784% (T-BILL 1MO + 18.500%) due 04/30/2031 ~	250	286
BNP Paribas SA 8.500% due 08/14/2028 •(e)(f)	8,000	8,356
Boost Newco Borrower LLC 7.500% due 01/15/2031	16,100	16,891
Brandywine Operating Partnership LP 8.875% due 04/12/2029	10,300	10,979
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	697	662
Burford Capital Global Finance LLC
6.250% due 04/15/2028	400	400
9.250% due 07/01/2031	31,025	32,977
Charles River Re Ltd. 11.064% due 05/10/2031 •	250	257
Credit Acceptance Corp. 9.250% due 12/15/2028	6,875	7,280
CTR Partnership LP 3.875% due 06/30/2028	10,000	9,533
Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031	3,125	3,367
Encore Capital Group, Inc.
8.500% due 05/15/2030	20,825	21,927
9.250% due 04/01/2029	6,325	6,747
Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~	1,100	1,147
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	1,100	1,145
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~	630	653
Focus Financial Partners LLC 0.000% due 09/15/2031	6,400	6,382
Fortress Transportation & Infrastructure Investors LLC
5.875% due 04/15/2033	4,875	4,710
7.000% due 05/01/2031	16,515	16,868
Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,908
7.625% due 05/01/2026	5,400	5,420
12.000% due 10/01/2028	10,425	11,348
12.250% due 10/01/2030	18,375	20,341
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	11,200	11,562
9.250% due 02/01/2029	6,400	6,611
GGAM Finance Ltd. 6.875% due 04/15/2029	11,725	11,902
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	6,100	5,895
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	5,600	5,922

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Highwoods Realty LP 3.050% due 02/15/2030		2,200	1,944
Howard Hughes Corp.
4.125% due 02/01/2029		8,600	7,953
4.375% due 02/01/2031		900	811
5.375% due 08/01/2028		5,000	4,864
HUB International Ltd. 7.250% due 06/15/2030		16,850	17,285
Hudson Pacific Properties LP
3.250% due 01/15/2030		3,875	2,641
4.650% due 04/01/2029		300	226
5.950% due 02/15/2028		7,500	6,408
Icahn Enterprises LP
5.250% due 05/15/2027		2,825	2,677
6.250% due 05/15/2026		10,140	10,063
9.750% due 01/15/2029		1,450	1,456
10.000% due 11/15/2029		5,400	5,419
Intesa Sanpaolo SpA 7.700% due 09/17/2025 •(e)(f)		23,000	23,058
Iron Mountain, Inc.
4.500% due 02/15/2031		4,175	3,820
4.875% due 09/15/2029		16,050	15,266
5.625% due 07/15/2032		2,494	2,384
6.250% due 01/15/2033		21,250	21,179
Jane Street Group 7.125% due 04/30/2031		40,750	41,911
Jefferies Finance LLC 5.000% due 08/15/2028		1,000	939
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		7,225	7,685
Kilroy Realty LP 4.750% due 12/15/2028		300	293
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		6,100	5,887
4.750% due 06/15/2029		2,075	1,959
7.000% due 07/15/2031		6,450	6,637
LFS Topco LLC 5.875% due 10/15/2026		7,800	7,748
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		1,150	1,285
Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029		3,625	3,733
6.500% due 03/26/2031		4,100	4,249
Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	4,595
6.500% due 05/01/2028		5,750	5,629
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	4,670
5.500% due 08/15/2028		11,000	10,690
5.750% due 11/15/2031		9,675	9,258
6.500% due 08/01/2029		15,440	15,430
7.125% due 02/01/2032		14,300	14,499
Navient Corp.
5.000% due 03/15/2027		8,975	8,803
5.500% due 03/15/2029		1,000	945
6.750% due 06/15/2026		2,224	2,254
Newmark Group, Inc. 7.500% due 01/12/2029		38,600	40,368
OneMain Finance Corp.
3.500% due 01/15/2027		9,475	9,046
4.000% due 09/15/2030		12,200	10,853
5.375% due 11/15/2029		9,000	8,660
6.625% due 01/15/2028		8,075	8,181
6.625% due 05/15/2029		14,450	14,648
7.125% due 11/15/2031		7,575	7,726
7.500% due 05/15/2031		15,725	16,156
9.000% due 01/15/2029		22,975	24,380
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260
Oxford Finance LLC 6.375% due 02/01/2027		$13,314	13,200
Palm RE Ltd. 13.814% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	262
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		7,650	5,183
Panther Escrow Issuer LLC 7.125% due 06/01/2031		32,825	33,189
Park Intermediate Holdings LLC
4.875% due 05/15/2029		7,825	7,371
7.000% due 02/01/2030		6,850	6,957
Pebblebrook Hotel LP 6.375% due 10/15/2029		8,000	7,926
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,058
5.750% due 09/15/2031		10,000	9,535
7.125% due 11/15/2030		14,650	14,850

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

7.875% due 12/15/2029		7,650	8,022
PRA Group, Inc. 8.875% due 01/31/2030		7,500	7,777
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,300	1,352
RHP Hotel Properties LP
4.500% due 02/15/2029		14,000	13,243
6.500% due 04/01/2032		6,925	6,966
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,433
4.000% due 09/15/2029		4,800	4,354
Rocket Mortgage LLC
3.625% due 03/01/2029		4,100	3,716
3.875% due 03/01/2031		8,000	6,975
4.000% due 10/15/2033		11,000	9,172
SBA Communications Corp. 3.125% due 02/01/2029		20,500	18,522
Service Properties Trust
5.500% due 12/15/2027		2,125	1,997
8.375% due 06/15/2029		23,700	22,936
Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	968
6.000% due 04/15/2030		4,425	4,346
6.500% due 07/01/2030		6,875	6,888
Synchrony Financial 7.250% due 02/02/2033		1,000	1,033
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	310
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	261
UniCredit SpA 5.459% due 06/30/2035 •		28,700	27,741
USI, Inc. 7.500% due 01/15/2032		500	518
VFH Parent LLC 7.500% due 06/15/2031		7,400	7,619
Vornado Realty LP
2.150% due 06/01/2026		15,982	15,231
3.400% due 06/01/2031		6,270	5,345
Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260
XHR LP 6.625% due 05/15/2030		$4,275	4,294

			1,051,475

INDUSTRIALS 69.6%
180 Medical, Inc. 3.875% due 10/15/2029		11,000	10,056
AAR Escrow Issuer LLC 6.750% due 03/15/2029		6,650	6,750
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029		1,725	1,615
AdaptHealth LLC 5.125% due 03/01/2030		2,300	2,096
Adient Global Holdings Ltd. 4.875% due 08/15/2026		6,900	6,803
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,681
4.875% due 07/15/2032		8,300	7,626
Advance Auto Parts, Inc.
3.500% due 03/15/2032		11,950	9,910
3.900% due 04/15/2030		1,150	1,026
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		15,100	14,352
Affinity Interactive 6.875% due 12/15/2027		3,900	2,931
Air Canada
3.875% due 08/15/2026		11,200	10,891
4.625% due 08/15/2029	CAD	7,150	4,963
Albertsons Cos., Inc.
3.250% due 03/15/2026		$28	27
3.500% due 03/15/2029		4,125	3,758
4.625% due 01/15/2027		49	48
4.875% due 02/15/2030		5,300	5,055
5.875% due 02/15/2028		7,284	7,260
Albion Financing SARL
6.125% due 10/15/2026		12,675	12,688
8.750% due 04/15/2027		16,470	16,861
Alcoa Nederland Holding BV
4.125% due 03/31/2029		8,375	7,820
7.125% due 03/15/2031		4,875	5,042
Allegiant Travel Co. 7.250% due 08/15/2027		15,975	16,073
Allied Universal Holdco LLC 7.875% due 02/15/2031		9,625	9,850

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Allison Transmission, Inc. 3.750% due 01/30/2031	9,475	8,389
Altice France SA
5.125% due 01/15/2029	16,300	12,367
5.125% due 07/15/2029	16,200	12,149
5.500% due 01/15/2028	15,200	11,265
5.500% due 10/15/2029	11,250	8,483
AMC Networks, Inc.
4.250% due 02/15/2029	625	491
10.250% due 01/15/2029	10,450	11,137
Amentum Holdings, Inc. 7.250% due 08/01/2032	6,750	6,809
Amer Sports Co. 6.750% due 02/16/2031	6,750	6,844
American Airlines Pass-Through Trust 3.375% due 11/01/2028	2,728	2,608
American Airlines, Inc.
5.500% due 04/20/2026	16,375	16,335
5.750% due 04/20/2029	44,425	44,091
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	16,908	15,352
4.000% due 01/15/2028	3,325	3,189
ams-OSRAM AG 12.250% due 03/30/2029	46,620	45,388
Amsted Industries, Inc. 4.625% due 05/15/2030	10,125	9,532
Apache Corp. 4.875% due 11/15/2027	5,900	5,863
APi Group DE, Inc. 4.125% due 07/15/2029	19,750	18,179
Arches Buyer, Inc. 4.250% due 06/01/2028	20,000	18,391
Arcosa, Inc. 6.875% due 08/15/2032	8,450	8,596
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,000	6,824
6.625% due 10/15/2032	21,375	21,267
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	28,325	27,679
AthenaHealth Group, Inc. 6.500% due 02/15/2030	8,650	8,229
ATP Tower Holdings LLC 4.050% due 04/27/2026	800	771
ATS Corp. 4.125% due 12/15/2028	11,000	10,237
Avantor Funding, Inc.
3.875% due 11/01/2029	5,500	5,033
4.625% due 07/15/2028	8,900	8,503
Avient Corp. 6.250% due 11/01/2031	2,350	2,321
Avis Budget Car Rental LLC
4.750% due 04/01/2028	5,715	5,348
5.375% due 03/01/2029	5,225	4,892
8.000% due 02/15/2031 (h)	5,475	5,609
8.250% due 01/15/2030	13,700	14,143
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	4,500	4,662
Axalta Coating Systems LLC 3.375% due 02/15/2029	17,000	15,448
B&G Foods, Inc. 8.000% due 09/15/2028	14,825	15,258
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	13,950	12,796
3.875% due 01/15/2028	20,000	18,931
4.000% due 10/15/2030	43,900	39,301
4.375% due 01/15/2028	9,000	8,605
Ball Corp.
2.875% due 08/15/2030	17,475	14,970
3.125% due 09/15/2031	1,500	1,275
Bath & Body Works, Inc. 6.875% due 11/01/2035	20,000	20,492
Bausch & Lomb Corp. 8.375% due 10/01/2028	27,375	28,367
Bausch Health Cos., Inc.
4.875% due 06/01/2028	13,650	10,935
5.500% due 11/01/2025	5,625	5,492
5.750% due 08/15/2027	2,425	2,113
6.125% due 02/01/2027	6,300	5,724
11.000% due 09/30/2028	13,175	12,532
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	24,671	24,612
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	9,496
6.500% due 08/01/2030	2,600	2,640
BellRing Brands, Inc. 7.000% due 03/15/2030	5,800	5,950

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Belron U.K. Finance PLC
4.625% due 10/15/2029	EUR	2,300	2,445
5.750% due 10/15/2029		$11,725	11,614
Block, Inc.
2.750% due 06/01/2026		2,500	2,411
3.500% due 06/01/2031		12,800	11,281
6.500% due 05/15/2032		13,175	13,319
Boise Cascade Co. 4.875% due 07/01/2030		800	764
Bombardier, Inc.
7.000% due 06/01/2032		875	891
7.250% due 07/01/2031		13,275	13,707
8.750% due 11/15/2030		7,825	8,421
Boyd Gaming Corp. 4.750% due 06/15/2031		8,400	7,777
Brink's Co.
6.500% due 06/15/2029		4,125	4,184
6.750% due 06/15/2032		1,225	1,235
Buckeye Partners LP
4.500% due 03/01/2028		5,200	4,958
5.850% due 11/15/2043		2,625	2,276
Builders FirstSource, Inc.
4.250% due 02/01/2032		14,707	13,001
5.000% due 03/01/2030		16,100	15,359
6.375% due 03/01/2034		25	25
Cable One, Inc. 4.000% due 11/15/2030 (h)		4,511	3,774
Caesars Entertainment, Inc. 7.000% due 02/15/2030		20,054	20,441
Camelot Finance SA 4.500% due 11/01/2026		12,500	12,157
Capstone Borrower, Inc. 8.000% due 06/15/2030		9,300	9,638
Carnival Corp.
4.000% due 08/01/2028		37,150	35,236
5.750% due 03/01/2027		23,500	23,465
7.000% due 08/15/2029		9,375	9,759
CCO Holdings LLC
4.250% due 02/01/2031		28,225	24,633
4.250% due 01/15/2034		13,700	11,131
4.500% due 08/15/2030		29,200	26,245
4.500% due 05/01/2032		17,550	15,116
4.500% due 06/01/2033		11,592	9,766
4.750% due 03/01/2030		31,500	28,801
5.000% due 02/01/2028		17,500	16,883
5.125% due 05/01/2027		17,575	17,284
5.375% due 06/01/2029		27,250	26,086
6.375% due 09/01/2029		1,000	993
Cedar Fair LP 5.250% due 07/15/2029		7,500	7,215
Central Garden & Pet Co. 4.125% due 10/15/2030		5,000	4,495
Central Parent LLC 8.000% due 06/15/2029		8,275	8,436
Central Parent, Inc. 7.250% due 06/15/2029		1,350	1,336
Cerdia Finanz GmbH 9.375% due 10/03/2031		24,272	25,320
Champ Acquisition Corp. 8.375% due 12/01/2031		2,700	2,761
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		5,700	5,193
Chobani LLC
4.625% due 11/15/2028		800	771
7.625% due 07/01/2029		12,253	12,686
Churchill Downs, Inc.
4.750% due 01/15/2028		13,225	12,767
5.750% due 04/01/2030		9,700	9,527
6.750% due 05/01/2031		8,400	8,501
Cimpress PLC 7.375% due 09/15/2032		16,100	16,015
Cinemark USA, Inc. 5.250% due 07/15/2028		3,600	3,514
Citgo Petroleum Corp. 8.375% due 01/15/2029		14,800	15,262
Civitas Resources, Inc.
8.375% due 07/01/2028		6,500	6,759
8.625% due 11/01/2030		1,251	1,311
8.750% due 07/01/2031		24,525	25,599
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		20,000	18,647
4.875% due 07/01/2029		7,600	7,093
Cleveland-Cliffs, Inc. 7.000% due 03/15/2032		27,477	27,020
Cloud Software Group, Inc.
6.500% due 03/31/2029		28,325	27,837

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

8.250% due 06/30/2032	13,125	13,545
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,076
6.875% due 01/15/2030	9,350	9,425
8.750% due 04/15/2030	24,250	24,627
CNX Midstream Partners LP 4.750% due 04/15/2030	4,125	3,779
CNX Resources Corp. 7.250% due 03/01/2032	10,675	10,907
Coherent Corp. 5.000% due 12/15/2029	7,100	6,782
CommScope LLC 7.125% due 07/01/2028	2,800	2,468
Community Health Systems, Inc.
4.750% due 02/15/2031	24,775	19,249
5.250% due 05/15/2030	10,875	8,942
5.625% due 03/15/2027	21,875	21,018
6.000% due 01/15/2029	11,942	10,706
10.875% due 01/15/2032	17,025	17,586
Comstock Resources, Inc. 5.875% due 01/15/2030	10,200	9,522
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032	2,475	2,530
Connect Finco SARL 9.000% due 09/15/2029	17,400	15,870
Consolidated Communications, Inc. 5.000% due 10/01/2028	4,000	3,727
CoreLogic, Inc. 4.500% due 05/01/2028	9,857	9,223
CQP Holdco LP 5.500% due 06/15/2031	34,080	32,577
Crescent Energy Finance LLC
7.375% due 01/15/2033	12,450	12,103
7.625% due 04/01/2032	3,750	3,734
Crocs, Inc. 4.125% due 08/15/2031	5,900	5,163
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	16,975	15,443
Crown Americas LLC 5.250% due 04/01/2030	1,000	974
DaVita, Inc. 4.625% due 06/01/2030	19,425	17,875
Dcli Bidco LLC 7.750% due 11/15/2029	9,875	10,134
Deluxe Corp. 8.125% due 09/15/2029	2,500	2,538
Diamond Foreign Asset Co. 8.500% due 10/01/2030	4,475	4,648
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	3,400	3,499
Directv Financing LLC 5.875% due 08/15/2027	20,275	19,776
DT Midstream, Inc. 4.375% due 06/15/2031	1,575	1,438
EchoStar Corp. 10.750% due 11/30/2029	13,025	14,020
Edgewell Personal Care Co. 4.125% due 04/01/2029	5,500	5,077
Elanco Animal Health, Inc. 6.650% due 08/28/2028	10,000	10,163
Element Solutions, Inc. 3.875% due 09/01/2028	14,500	13,766
Ellucian Holdings, Inc. 6.500% due 12/01/2029	9,650	9,678
Embecta Corp. 5.000% due 02/15/2030	26,100	24,065
EMRLD Borrower LP 6.625% due 12/15/2030	12,000	12,031
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	3,675	3,898
EQM Midstream Partners LP
4.500% due 01/15/2029	30,147	28,743
4.750% due 01/15/2031	18,775	17,670
6.500% due 07/01/2027	17,900	18,144
7.500% due 06/01/2030	5,750	6,140
Expand Energy Corp.
4.750% due 02/01/2032	10,000	9,315
5.375% due 03/15/2030	12,500	12,232
FAGE International SA 5.625% due 08/15/2026 (h)	1,872	1,865
Fertitta Entertainment LLC 4.625% due 01/15/2029	10,000	9,315
First Student Bidco, Inc. 4.000% due 07/31/2029	17,550	16,125
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	10,225	10,439

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Frontier Communications Holdings LLC
6.000% due 01/15/2030	19,200	19,177
8.625% due 03/15/2031	5,500	5,854
Gap, Inc.
3.625% due 10/01/2029	30,604	27,512
3.875% due 10/01/2031	30,850	26,707
Garda World Security Corp. 4.625% due 02/15/2027	6,200	6,027
Gartner, Inc.
3.625% due 06/15/2029	6,400	5,950
3.750% due 10/01/2030	1,200	1,096
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	9,125	9,191
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,433
4.000% due 08/01/2028	14,900	14,121
4.375% due 08/15/2029	3,000	2,839
Global Medical Response, Inc. 10.000% due 10/31/2028 (a)	8,052	8,084
Global Partners LP 8.250% due 01/15/2032	6,500	6,690
GN Bondco LLC 9.500% due 10/15/2031	31,025	32,705
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,800	1,647
Goat Holdco LLC 6.750% due 02/01/2032	15,200	15,068
goeasy Ltd.
6.875% due 05/15/2030	4,875	4,921
7.625% due 07/01/2029	15,375	15,722
9.250% due 12/01/2028	10,750	11,468
Graham Packaging Co., Inc. 7.125% due 08/15/2028	25,050	24,809
Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,699
3.500% due 03/01/2029	5,000	4,585
3.750% due 02/01/2030	10,000	9,042
Gray Television, Inc.
4.750% due 10/15/2030	6,125	3,346
5.375% due 11/15/2031	9,600	5,131
10.500% due 07/15/2029	6,950	6,957
Great Canadian Gaming Corp. 8.750% due 11/15/2029	3,425	3,509
Griffon Corp. 5.750% due 03/01/2028	16,970	16,652
Gulfport Energy Corp. 6.750% due 09/01/2029	4,150	4,184
GYP Holdings Corp. 4.625% due 05/01/2029	6,576	6,208
Harbour Energy PLC 5.500% due 10/15/2026	15,800	15,797
HealthEquity, Inc. 4.500% due 10/01/2029	8,800	8,260
Helios Software Holdings, Inc. 8.750% due 05/01/2029	4,700	4,828
Herc Holdings, Inc. 6.625% due 06/15/2029	3,325	3,370
Hertz Corp. 12.625% due 07/15/2029	575	613
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	14,000	12,172
3.750% due 05/01/2029	9,400	8,669
4.000% due 05/01/2031	9,000	8,100
Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	5,000	4,480
5.000% due 06/01/2029	11,175	10,541
Hologic, Inc. 3.250% due 02/15/2029	14,475	13,103
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	22,045	22,418
8.875% due 07/15/2028	6,200	6,522
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	2,475	2,587
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	280	271
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (a)	22,775	22,764
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (a)	22,825	23,008
Imola Merger Corp. 4.750% due 05/15/2029	42,650	40,480
INEOS Finance PLC 6.750% due 05/15/2028	1,000	1,011
Ingevity Corp. 3.875% due 11/01/2028	28,379	25,971

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	21,093	20,814
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	25,625	23,700
Jazz Securities DAC 4.375% due 01/15/2029	6,800	6,431
JELD-WEN, Inc.
4.875% due 12/15/2027	2,750	2,616
7.000% due 09/01/2032	15,300	14,219
JetBlue Airways Corp. 9.875% due 09/20/2031	45,575	48,471
Kaiser Aluminum Corp.
4.500% due 06/01/2031	775	684
4.625% due 03/01/2028	6,550	6,166
Kinetik Holdings LP 6.625% due 12/15/2028	2,250	2,303
Kodiak Gas Services LLC 7.250% due 02/15/2029	7,950	8,117
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	13,750	13,247
Kronos Acquisition Holdings, Inc. 8.250% due 06/30/2031	8,099	7,733
LABL, Inc.
5.875% due 11/01/2028	16,775	14,976
8.625% due 10/01/2031	14,085	13,045
Lamar Media Corp.
3.625% due 01/15/2031	5,000	4,405
3.750% due 02/15/2028	5,565	5,224
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	6,000	5,491
4.375% due 01/31/2032	3,450	3,126
4.875% due 05/15/2028	8,000	7,818
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	400	362
Level 3 Financing, Inc.
4.500% due 04/01/2030	8,250	6,882
10.500% due 04/15/2029	375	420
10.750% due 12/15/2030	8,675	9,722
11.000% due 11/15/2029	13,323	15,004
Levi Strauss & Co. 3.500% due 03/01/2031	5,800	5,085
LGI Homes, Inc. 7.000% due 11/15/2032	7,275	7,212
LifePoint Health, Inc.
4.375% due 02/15/2027	12,400	11,894
10.000% due 06/01/2032	13,405	13,646
11.000% due 10/15/2030	24,870	27,330
Light & Wonder International, Inc. 7.500% due 09/01/2031	9,900	10,204
Lithia Motors, Inc.
3.875% due 06/01/2029	1,800	1,647
4.375% due 01/15/2031	1,000	910
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	3,782
4.750% due 10/15/2027	5,200	5,032
Madison IAQ LLC 4.125% due 06/30/2028	5,100	4,832
Magnolia Oil & Gas Operating LLC 6.875% due 12/01/2032	6,525	6,466
Marks & Spencer PLC 7.125% due 12/01/2037	600	628
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	5,600	5,232
4.750% due 01/15/2028	9,000	8,656
Masterbrand, Inc. 7.000% due 07/15/2032	2,475	2,495
Matador Resources Co. 6.250% due 04/15/2033	34,625	33,642
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	21,000	21,451
McGraw-Hill Education, Inc. 7.375% due 09/01/2031	12,550	12,860
Medline Borrower LP 3.875% due 04/01/2029	54,950	50,934
MEG Energy Corp. 5.875% due 02/01/2029	5,000	4,885
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	9,000	8,718
Merlin Entertainments Ltd. 5.750% due 06/15/2026	6,000	5,955
Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	5,475	5,420
MGM Resorts International
4.625% due 09/01/2026	10,000	9,873
4.750% due 10/15/2028	2,000	1,917
5.500% due 04/15/2027	1,000	995

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

6.125% due 09/15/2029		2,775	2,774
6.500% due 04/15/2032		13,025	12,992
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		15,475	14,600
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		7,725	7,766
Molina Healthcare, Inc.
3.875% due 05/15/2032		7,875	6,840
4.375% due 06/15/2028		9,975	9,462
6.250% due 01/15/2033		12,175	12,044
Mueller Water Products, Inc. 4.000% due 06/15/2029		3,225	2,995
Murphy Oil Corp. 6.000% due 10/01/2032		14,300	13,753
Murphy Oil USA, Inc. 3.750% due 02/15/2031		5,100	4,500
Nabors Industries, Inc. 7.375% due 05/15/2027		8,925	8,923
NCL Corp. Ltd.
5.875% due 02/15/2027		7,500	7,482
8.125% due 01/15/2029		1,000	1,054
NCR Atleos Corp. 9.500% due 04/01/2029		9,450	10,246
NCR Voyix Corp.
5.125% due 04/15/2029		7,000	6,704
5.250% due 10/01/2030		10,500	10,308
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029		18,050	16,809
Newell Brands, Inc.
6.375% due 05/15/2030		13,733	13,790
6.625% due 05/15/2032		9,702	9,780
6.875% due 04/01/2036		6,631	6,720
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		24,900	21,912
Nexstar Media, Inc.
4.750% due 11/01/2028		10,975	10,245
5.625% due 07/15/2027		10,975	10,716
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		5,425	5,199
7.250% due 01/15/2029		10,000	10,239
NFE Financing LLC 12.000% due 11/15/2029		27,072	28,465
Noble Finance LLC 8.000% due 04/15/2030		28,139	28,448
Nordstrom, Inc.
4.250% due 08/01/2031		4,250	3,726
4.375% due 04/01/2030		250	227
5.000% due 01/15/2044		9,350	7,002
Northriver Midstream Finance LP 6.750% due 07/15/2032		10,800	10,874
Novelis Corp.
3.875% due 08/15/2031		6,700	5,776
4.750% due 01/30/2030		10,000	9,241
NuStar Logistics LP 6.375% due 10/01/2030		13,625	13,672
Odeon Finco PLC 12.750% due 11/01/2027		3,150	3,311
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	5,068
4.250% due 10/01/2028		$32,431	30,334
6.250% due 10/01/2029		17,550	16,784
7.125% due 10/01/2027		4,086	4,163
7.250% due 06/15/2031		6,975	7,115
ON Semiconductor Corp. 3.875% due 09/01/2028		13,000	12,203
OneSky Flight LLC 8.875% due 12/15/2029		3,850	3,857
Open Text Corp. 3.875% due 12/01/2029		7,250	6,569
Open Text Holdings, Inc.
4.125% due 02/15/2030		10,365	9,409
4.125% due 12/01/2031		7,500	6,657
Option Care Health, Inc. 4.375% due 10/31/2029		15,000	13,848
Organon & Co.
4.125% due 04/30/2028		27,175	25,555
5.125% due 04/30/2031		16,325	14,689
6.750% due 05/15/2034		5,700	5,664
Outfront Media Capital LLC
4.250% due 01/15/2029		4,000	3,724
4.625% due 03/15/2030		4,000	3,699
Owens & Minor, Inc. 6.625% due 04/01/2030		7,600	7,134
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,825	1,825

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	33,425	33,176
Papa John's International, Inc. 3.875% due 09/15/2029	5,000	4,486
Parkland Corp.
4.500% due 10/01/2029	6,650	6,173
6.625% due 08/15/2032	3,700	3,665
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029	5,625	5,838
Performance Food Group, Inc.
4.250% due 08/01/2029	8,975	8,337
6.125% due 09/15/2032	7,050	7,058
Permian Resources Operating LLC
6.250% due 02/01/2033	5,100	5,038
7.000% due 01/15/2032	5,100	5,182
Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	12,500	11,724
6.125% due 09/30/2032	7,875	7,710
PetSmart, Inc.
4.750% due 02/15/2028	6,425	6,069
7.750% due 02/15/2029	2,600	2,516
Phinia, Inc.
6.625% due 10/15/2032	4,175	4,157
6.750% due 04/15/2029	1,500	1,532
Post Holdings, Inc.
4.500% due 09/15/2031	7,850	7,039
4.625% due 04/15/2030	20,475	18,901
5.500% due 12/15/2029	29,600	28,674
6.250% due 10/15/2034	18,675	18,239
Precision Drilling Corp. 6.875% due 01/15/2029	1,000	992
Prestige Brands, Inc. 3.750% due 04/01/2031	800	703
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	57,025	55,536
Primo Water Holdings, Inc. 4.375% due 04/30/2029	2,950	2,746
PTC, Inc. 4.000% due 02/15/2028	6,205	5,906
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	5,450	5,845
Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	4,325	4,284
9.750% due 04/15/2029	17,650	19,162
11.250% due 02/15/2027	5,800	6,338
Rand Parent LLC 8.500% due 02/15/2030	26,675	26,850
Range Resources Corp. 4.750% due 02/15/2030	5,000	4,696
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	27,875	27,665
Reworld Holding Corp.
4.875% due 12/01/2029	8,000	7,407
5.000% due 09/01/2030	5,000	4,622
ROBLOX Corp. 3.875% due 05/01/2030	10,000	9,021
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,671
4.950% due 07/15/2029	11,750	11,165
7.500% due 07/15/2038	150	150
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	800	749
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	16,000	15,710
5.375% due 07/15/2027	18,875	18,771
5.500% due 08/31/2026	20,200	20,195
5.500% due 04/01/2028	11,350	11,273
5.625% due 09/30/2031	11,925	11,738
RR Donnelley & Sons Co. 9.500% due 08/01/2029	5,075	5,159
Ryan Specialty LLC 5.875% due 08/01/2032	9,275	9,183
Scientific Games Holdings LP 6.625% due 03/01/2030	2,000	1,916
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	12,500	11,773
Scripps Escrow, Inc. 3.875% due 01/15/2029	6,200	4,565
Seadrill Finance Ltd. 8.375% due 08/01/2030	10,350	10,566
Seagate HDD Cayman
4.091% due 06/01/2029	7,988	7,457
5.750% due 12/01/2034	4,000	3,842
9.625% due 12/01/2032	10,000	11,283
Sealed Air Corp.
5.000% due 04/15/2029	3,500	3,385

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

6.875% due 07/15/2033	8,710	9,106
Select Medical Corp. 6.250% due 12/01/2032	8,750	8,434
Sensata Technologies BV 4.000% due 04/15/2029	4,000	3,674
Sensata Technologies, Inc.
3.750% due 02/15/2031	18,175	15,909
4.375% due 02/15/2030	5,000	4,585
6.625% due 07/15/2032	5,575	5,595
Service Corp. International 3.375% due 08/15/2030	14,875	13,026
Shift4 Payments LLC 6.750% due 08/15/2032	6,125	6,235
Simmons Foods, Inc. 4.625% due 03/01/2029	23,850	22,068
Sirius XM Radio, Inc.
3.875% due 09/01/2031	15,350	12,864
4.000% due 07/15/2028	20,725	19,118
4.125% due 07/01/2030	18,375	16,059
5.000% due 08/01/2027	5,000	4,867
5.500% due 07/01/2029	3,000	2,880
SM Energy Co.
6.750% due 08/01/2029	12,404	12,290
7.000% due 08/01/2032	8,875	8,759
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	4,525	4,608
Speedway Motorsports LLC 4.875% due 11/01/2027	12,500	12,220
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	2,407	2,241
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	36,915	28,793
SS&C Technologies, Inc. 6.500% due 06/01/2032	11,450	11,561
Stagwell Global LLC 5.625% due 08/15/2029	14,925	14,228
Standard Building Solutions, Inc. 6.500% due 08/15/2032	5,900	5,915
Standard Industries, Inc.
3.375% due 01/15/2031	24,100	20,683
4.375% due 07/15/2030	17,750	16,277
4.750% due 01/15/2028	2,000	1,916
Star Parent, Inc. 9.000% due 10/01/2030	6,075	6,317
Station Casinos LLC
4.500% due 02/15/2028	10,000	9,496
4.625% due 12/01/2031	8,000	7,173
6.625% due 03/15/2032	15,650	15,567
Strathcona Resources Ltd. 6.875% due 08/01/2026	16,515	16,561
Suburban Propane Partners LP 5.000% due 06/01/2031	4,000	3,583
Sunoco LP
4.500% due 05/15/2029	8,100	7,642
7.000% due 05/01/2029	11,225	11,528
7.250% due 05/01/2032	11,575	11,966
Taylor Morrison Communities, Inc. 5.125% due 08/01/2030	800	767
TEGNA, Inc.
4.625% due 03/15/2028	8,675	8,230
4.750% due 03/15/2026	2,500	2,474
5.000% due 09/15/2029	25,613	23,983
Tenet Healthcare Corp. 4.375% due 01/15/2030	11,000	10,225
Tenneco, Inc. 8.000% due 11/17/2028	3,025	2,823
Terex Corp. 6.250% due 10/15/2032	9,300	9,127
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	23,000	21,499
TGS ASA 8.500% due 01/15/2030	9,750	10,017
Thor Industries, Inc. 4.000% due 10/15/2029	7,325	6,614
Topaz Solar Farms LLC 5.750% due 09/30/2039	751	732
TopBuild Corp.
3.625% due 03/15/2029	22,321	20,466
4.125% due 02/15/2032	24,208	21,464
TransDigm, Inc.
4.625% due 01/15/2029	15,800	14,809
6.000% due 01/15/2033	10,875	10,667
6.375% due 03/01/2029	23,400	23,481
6.625% due 03/01/2032	12,200	12,325
6.875% due 12/15/2030	14,625	14,853
7.125% due 12/01/2031	3,750	3,845

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Transocean Aquila Ltd. 8.000% due 09/30/2028	908	933
Transocean, Inc.
8.000% due 02/01/2027	3,575	3,586
8.750% due 02/15/2030	6,248	6,470
Travel & Leisure Co. 4.625% due 03/01/2030	9,900	9,234
TriNet Group, Inc.
3.500% due 03/01/2029	800	725
7.125% due 08/15/2031	7,600	7,748
Triton Water Holdings, Inc. 6.250% due 04/01/2029	24,743	24,588
Triumph Group, Inc. 9.000% due 03/15/2028	18,538	19,326
Trivium Packaging Finance BV 5.500% due 08/15/2026	9,475	9,375
Tutor Perini Corp. 11.875% due 04/30/2029	1,000	1,110
Twilio, Inc. 3.875% due 03/15/2031	9,000	8,080
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	17,125	17,474
U.S. Foods, Inc.
4.625% due 06/01/2030	9,000	8,472
4.750% due 02/15/2029	23,375	22,409
5.750% due 04/15/2033	2,575	2,509
6.875% due 09/15/2028	3,750	3,842
UKG, Inc. 6.875% due 02/01/2031	17,675	17,951
United Airlines, Inc.
4.375% due 04/15/2026	10,100	9,939
4.625% due 04/15/2029	9,200	8,755
United Rentals North America, Inc.
4.000% due 07/15/2030	10,000	9,120
6.125% due 03/15/2034	18,125	18,006
Univision Communications, Inc.
4.500% due 05/01/2029	24,175	21,667
6.625% due 06/01/2027	10,000	9,971
7.375% due 06/30/2030	7,500	7,184
8.000% due 08/15/2028	16,100	16,411
8.500% due 07/31/2031	22,450	22,041
USA Compression Partners LP 7.125% due 03/15/2029	9,620	9,799
Valaris Ltd. 8.375% due 04/30/2030	28,125	28,449
Vallourec SACA 7.500% due 04/15/2032	5,000	5,188
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	7,950	7,310
3.875% due 11/01/2033	6,925	5,954
4.125% due 08/15/2031	16,675	14,946
6.250% due 01/15/2030	13,725	13,863
Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	38,631
8.375% due 06/01/2031	76,225	79,576
9.500% due 02/01/2029	10,175	11,252
9.875% due 02/01/2032	23,500	25,801
Veritiv Operating Co. 10.500% due 11/30/2030	3,375	3,639
Vertiv Group Corp. 4.125% due 11/15/2028	10,000	9,448
Viavi Solutions, Inc. 3.750% due 10/01/2029	6,550	5,939
Victoria's Secret & Co. 4.625% due 07/15/2029	4,200	3,833
Victra Holdings LLC 8.750% due 09/15/2029	1,550	1,628
Viking Cruises Ltd.
7.000% due 02/15/2029	4,300	4,328
9.125% due 07/15/2031	17,500	18,836
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	7,000	6,894
Virgin Media Finance PLC 5.000% due 07/15/2030	10,000	8,477
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	11,243
5.500% due 05/15/2029	12,800	12,020
VistaJet Malta Finance PLC
6.375% due 02/01/2030	2,925	2,559
7.875% due 05/01/2027	5,550	5,409
9.500% due 06/01/2028	5,525	5,566
Vital Energy, Inc. 7.875% due 04/15/2032	14,265	13,739
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	16,000	13,676
4.750% due 07/15/2031	16,000	13,777

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

7.750% due 04/15/2032	4,725	4,768
VOC Escrow Ltd. 5.000% due 02/15/2028	5,000	4,890
VZ Secured Financing BV 5.000% due 01/15/2032	8,491	7,525
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	24,625	24,405
Wand NewCo 3, Inc. 7.625% due 01/30/2032	16,675	17,144
Wayfair LLC 7.250% due 10/31/2029	5,300	5,311
Weatherford International Ltd. 8.625% due 04/30/2030	3,000	3,100
WESCO Distribution, Inc. 6.375% due 03/15/2029	5,975	6,062
Western Digital Corp.
2.850% due 02/01/2029	6,297	5,611
3.100% due 02/01/2032	9,700	8,090
White Cap Buyer LLC 6.875% due 10/15/2028	3,200	3,181
Williams Scotsman, Inc.
4.625% due 08/15/2028	9,875	9,437
6.625% due 06/15/2029	3,300	3,342
7.375% due 10/01/2031	6,600	6,795
WMG Acquisition Corp.
3.000% due 02/15/2031	800	699
3.750% due 12/01/2029	6,000	5,533
3.875% due 07/15/2030	6,600	6,020
WR Grace Holdings LLC
4.875% due 06/15/2027	3,600	3,493
7.375% due 03/01/2031	4,300	4,411
Wrangler Holdco Corp. 6.625% due 04/01/2032	1,575	1,605
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	3,600	3,436
Wynn Las Vegas LLC 5.250% due 05/15/2027	16,000	15,839
Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	7,668
6.250% due 03/15/2033	5,025	4,953
7.125% due 02/15/2031	12,500	13,026
Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	12,479
4.625% due 01/31/2032	12,500	11,563
4.750% due 01/15/2030	7,000	6,700
6.875% due 11/15/2037	6,250	6,818
Zayo Group Holdings, Inc. 4.000% due 03/01/2027 (h)	11,400	10,526
ZF North America Capital, Inc.
6.750% due 04/23/2030	13,450	12,949
6.875% due 04/14/2028	2,900	2,894
6.875% due 04/23/2032	12,200	11,584
7.125% due 04/14/2030	4,350	4,275
Ziggo BV 4.875% due 01/15/2030	18,200	16,756
ZipRecruiter, Inc. 5.000% due 01/15/2030	41,000	36,979
ZoomInfo Technologies LLC 3.875% due 02/01/2029	9,100	8,286

		5,715,516

UTILITIES 3.5%
AES Corp. 6.950% due 07/15/2055 •	11,300	11,059
Aethon United BR LP 7.500% due 10/01/2029	10,550	10,799
Antero Midstream Partners LP 6.625% due 02/01/2032	5,000	5,040
Archrock Partners LP 6.625% due 09/01/2032	13,175	13,171
Blue Racer Midstream LLC
7.000% due 07/15/2029	4,400	4,499
7.250% due 07/15/2032	3,275	3,368
Calpine Corp.
3.750% due 03/01/2031	27,775	24,845
4.500% due 02/15/2028	7,750	7,439
5.000% due 02/01/2031	15,000	14,116
Clearway Energy Operating LLC
3.750% due 02/15/2031	1,000	871
4.750% due 03/15/2028	10,450	10,002
Edison International 8.125% due 06/15/2053 •	1,000	1,034
Electricite de France SA 9.125% due 03/15/2033 •(e)	9,600	10,852

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Hilcorp Energy LP
5.750% due 02/01/2029		2,343	2,238
6.000% due 04/15/2030		2,000	1,890
6.000% due 02/01/2031		2,600	2,414
6.250% due 11/01/2028		2,900	2,811
6.250% due 04/15/2032		12,540	11,596
8.375% due 11/01/2033		2,705	2,764
Iliad Holding SASU 7.000% due 04/15/2032		15,625	15,724
Lightning Power LLC 7.250% due 08/15/2032		11,200	11,549
Lumen Technologies, Inc.
4.125% due 04/15/2029		6,937	6,293
4.125% due 04/15/2030		2,025	1,814
NRG Energy, Inc. 6.250% due 11/01/2034		15,650	15,363
PBF Holding Co. LLC
6.000% due 02/15/2028		3,800	3,647
7.875% due 09/15/2030		4,850	4,764
PG&E Corp. 7.375% due 03/15/2055 •		5,950	6,121
Tallgrass Energy Partners LP 7.375% due 02/15/2029		5,380	5,402
Telecom Italia Capital SA
6.375% due 11/15/2033		4,975	4,957
7.200% due 07/18/2036		2,900	2,918
7.721% due 06/04/2038		775	804
Telecom Italia SpA 7.875% due 07/31/2028	EUR	2,000	2,347
TerraForm Power Operating LLC
4.750% due 01/15/2030		$8,500	7,864
5.000% due 01/31/2028		10,000	9,642
Vistra Operations Co. LLC
4.375% due 05/01/2029		9,975	9,401
6.875% due 04/15/2032		19,450	19,934
7.750% due 10/15/2031		14,775	15,514
Vodafone Group PLC 5.125% due 06/04/2081 •		800	612
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		1,300	1,345

			286,823

Total Corporate Bonds & Notes (Cost $7,129,750)			7,053,814

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
4.125% due 08/15/2044 (h)		13,150	11,904
U.S. Treasury Notes
3.625% due 05/15/2026 (h)		174,100	172,691
4.250% due 05/31/2025		167,100	167,075
4.250% due 10/15/2025 (h)		200,000	200,066
4.500% due 11/15/2025 (j)		50,000	50,097

Total U.S. Treasury Obligations (Cost $601,719)			601,833

		SHARES
COMMON STOCKS 0.2%
ENERGY 0.0%
New Fortress Energy, Inc. «(b)		228,476	3,144

INDUSTRIALS 0.2%
Spirit Airlines, Inc. «(b)(g)		14,104,935	14,105

Total Common Stocks (Cost $14,105)			17,249

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
SHORT-TERM NOTES 0.3%
Federal Home Loan Bank 4.100% due 01/02/2025 (c)(d)		$24,700	24,694

U.S. TREASURY BILLS 0.0%
4.558% due 01/21/2025 (c)(d)(j)		1,056	1,054

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $25,754)		25,748

Total Investments in Securities (Cost $8,121,789)		8,052,553

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
EXCHANGE-TRADED FUNDS 2.7%
PIMCO Preferred And Capital Securities Active ETF	569,000	28,609
PIMCO Senior Loan Active Exchange-Traded Fund	3,814,000	194,896

Total Exchange-Traded Funds (Cost $222,372)		223,505

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,363	120

Total Short-Term Instruments (Cost $120)		120

Total Investments in Affiliates (Cost $222,492)		223,625

Total Investments 100.7% (Cost $8,344,281)		$8,276,178
Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $10,311)		157
Other Assets and Liabilities, net (0.7)%		(57,870)

Net Assets 100.0%		$8,218,465

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Spirit Airlines, Inc.			12/17/2024	$14,105	$14,105	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.560%	12/24/2024	01/15/2025		$(23,651)	$(23,678)
BRC	(1.000)	12/20/2024	TBD(2)		(1,163)	(1,163)
	(0.500)	12/20/2024	TBD(2)		(4,561)	(4,560)
	3.500	12/20/2024	TBD(2)		(3,180)	(3,184)
	4.500	12/23/2024	01/06/2025		(3,526)	(3,531)
JML	2.300	12/18/2024	TBD(2)	EUR	(786)	(815)
JPS	2.800	12/20/2024	01/31/2025		$(1,382)	(1,383)
	4.560	12/24/2024	01/07/2025		(12,098)	(12,112)
STR	4.570	01/02/2025	01/03/2025		(24,714)	(24,714)
	4.750	12/31/2024	01/02/2025		(49,429)	(49,442)

Total Reverse Repurchase Agreements						$(124,582)

(h)	Securities with an aggregate market value of $102,368 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(109,463) at a weighted average interest rate of 4.557%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	915	$188,133	$(57)	$0	$(14)
U.S. Treasury 5-Year Note March Futures	03/2025	767	81,536	(367)	0	(72)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	9	1,070	(33)	0	(4)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	346	38,514	(581)	0	(87)

			$(1,038)		$0	$(177)

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	72	$(9,952)	$170	$0	$(31)

Total Futures Contracts	$(868)	$0	$(208)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Newell Brands, Inc.	1.000%	Quarterly	06/20/2028	1.422%	$10,450	$(690)	$553	$(137)	$0	$(9)
Telecom Italia spa	1.000	Quarterly	12/20/2029	1.844	EUR	1,075	(21)	(21)	(42)	0	(3)

$(711)	$532	$(179)	$0	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$209,175	$17,076	$(601)	$16,475	$111	$(86)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$160,375	$(4,424)	$6,547	$2,123	$80	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	2,350	717	41	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	32,900	3	(785)	(782)	0	(46)

$(6,054)	$8,112	$2,058	$121	$(46)

Total Swap Agreements	$10,311	$8,043	$18,354	$232	$(144)

(j)

Securities with an aggregate market value of $30,205 and cash of $4,091 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2025	CAD	6,243	$4,451	$106	$0
MBC	01/2025	EUR	18,393	19,380	318	0
01/2025	$3,819	EUR	3,624	0	(64)
01/2025	1,537	GBP	1,209	0	(23)
SCX	01/2025	4,288	EUR	4,080	0	(60)

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2024 (Unaudited)

Total Forward Foreign Currency Contracts			$424	$(147)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$349,285	$4,624	$353,909
Corporate Bonds & Notes
Banking & Finance	0	1,051,475	0	1,051,475
Industrials	0	5,693,604	21,912	5,715,516
Utilities	0	286,823	0	286,823
U.S. Treasury Obligations	0	601,833	0	601,833
Common Stocks
Energy	0	0	3,144	3,144
Industrials	0	0	14,105	14,105
Short-Term Instruments
Short-Term Notes	0	24,694	0	24,694
U.S. Treasury Bills	0	1,054	0	1,054

	$0	$8,008,768	$43,785	$8,052,553
Investments in Affiliates, at Value
Exchange-Traded Funds	223,505	0	0	223,505
Short-Term Instruments
Central Funds Used for Cash Management Purposes	120	0	0	120

	$223,625	$0	$0	$223,625

Total Investments	$223,625	$8,008,768	$43,785	$8,276,178

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	232	0	232
Over the counter	0	424	0	424

	$0	$656	$0	$656
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(321)	0	(352)
Over the counter	0	(147)	0	(147)

	$(31)	$(468)	$0	$(499)

Total Financial Derivative Instruments	$(31)	$188	$0	$157

Totals	$223,594	$8,008,956	$43,785	$8,276,335

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
City of Salinas 4.020% due 09/01/2033 «(e)	$7,142	$6,838
Successor Agency Redevelopment of West Sacramento 4.310% due 09/01/2035 «	8,589	8,127

Total Loan Participations and Assignments (Cost $15,070)		14,965

CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.4%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	18,000	17,981
VM Fund LLC 8.625% due 02/28/2031 «	4,680	4,699

		22,680

INDUSTRIALS 1.0%
Adventist Health System 3.630% due 03/01/2049	5,000	3,532
CommonSpirit Health 4.187% due 10/01/2049	8,624	6,764
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	10,618	8,219
Toledo Hospital
4.982% due 11/15/2045	15,603	11,254
6.015% due 11/15/2048	12,400	11,009
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	25,670	7,573
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	4,706

		53,057

Total Corporate Bonds & Notes (Cost $76,630)		75,737

MUNICIPAL BONDS & NOTES 90.8%
ALABAMA 3.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	750
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,789
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	17,500	18,391
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,606
5.500% due 10/01/2054	13,600	14,738
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	22,300	23,684
5.000% due 10/01/2055	14,700	15,511
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,820	1,898
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,600	3,965
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	14,000	15,117
Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,500	1,564
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,085
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	23,800	23,058
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(b)	4,030	2,740
5.000% due 03/01/2029 ^(b)	4,570	3,108
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	12,500	13,300
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	5,987
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,500	3,616

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,158
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	26,700	27,700
5.000% due 11/01/2055	7,600	8,085

		201,850

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	37
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,254

		9,291

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.050% due 01/01/2046	10,000	10,000
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040 ^(b)	1,000	760
4.500% due 01/01/2049	2,400	2,016
4.750% due 01/01/2039 ^(b)	1,000	550
5.000% due 01/01/2025 ^(b)	500	275
5.000% due 01/01/2040 ^(b)	1,045	575
5.000% due 01/01/2043 ^(b)	1,000	550
5.000% due 01/01/2049 ^(b)	4,265	2,640
5.000% due 01/01/2054	11,800	9,912
5.125% due 01/01/2054 ^(b)	2,365	1,797
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	4,030	121
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	570
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	20,000	20,054
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,000
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	2,450
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	18,400	18,769
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	6,000	6,596

		79,635

ARKANSAS 0.7%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	19,200	18,710
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	17,500	19,404

		38,114

CALIFORNIA 8.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2048 (d)	3,000	1,744
Antelope Valley Healthcare District, California Revenue Bonds, Series 2016 5.000% due 03/01/2026	665	665
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	7,997
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	10,000	10,609
5.250% due 11/01/2054	11,900	12,607
5.500% due 10/01/2054	4,775	5,199
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	43,900	46,849
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,307
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	545	546
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	10,445	1,927
5.000% due 06/01/2049	320	323
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2042	3,000	3,248
5.250% due 12/01/2043	2,825	3,046
5.250% due 12/01/2044	1,750	1,881
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	15,500	15,568
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	26,015
6.000% due 03/01/2053	33,650	33,732
7.000% due 03/01/2053	9,100	8,921

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,260	703
4.125% due 01/01/2035	465	456
5.000% due 01/01/2055	960	941
8.000% due 01/01/2050	37,100	38,123
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	43,275	3,347
4.000% due 05/01/2051	5,000	4,722
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	988
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	4,500	4,543
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	983
California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (e)	3,885	3,624
3.637% due 07/01/2030	3,435	3,096
4.000% due 09/01/2040 (e)	4,110	3,700
5.000% due 12/01/2030	105	110
5.000% due 12/01/2036	175	181
5.000% due 12/01/2054	1,000	958
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	15,500	16,133
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	992
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,506
California Pollution Control Financing Authority Revenue Bonds, Series 2019
6.750% due 12/01/2028 ^(b)	3,756	0
7.500% due 12/01/2039 ^(b)	5,883	1
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	670
5.000% due 06/01/2046	2,590	2,246
5.000% due 06/01/2051	1,000	735
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.250% due 08/15/2052	2,250	2,396
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	4,140	4,141
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,875
5.250% due 12/01/2056	14,600	14,672
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,200	2,263
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	7,600	6,606
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	3,825	3,909
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,200	5,279
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,558
4.000% due 02/01/2057	1,000	746
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	23,500	15,124
5.000% due 09/01/2037	3,330	3,332
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,057
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,009
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	280,615	29,802
3.850% due 06/01/2050	5,955	5,397
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	3,121
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	4,295	1,853
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	5,358
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,870
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	4,500	1,541
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,265	1,304
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,006
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	6,088
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,134
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	30,460	32,210
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	10,000	9,976
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	15,000	16,398

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	5,000	2,672
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	69,995	11,114
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	4,490
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	16,635	3,310

		475,553

COLORADO 4.0%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,514
5.750% due 12/01/2054	14,250	14,303
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,735
Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024 6.750% due 12/15/2054	1,500	1,512
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/01/2054	2,000	2,069
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	4,050	3,988
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	6,300	6,156
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,740	13,478
4.000% due 08/01/2049	5,960	5,343
5.000% due 08/01/2044	7,000	7,192
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,062
4.000% due 09/01/2050	2,800	2,975
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.050% due 05/15/2062	23,475	23,475
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.000% due 06/01/2028	12,300	12,372
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	4,955	3,089
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	5,000	5,284
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	10,065
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	2,000	2,000
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	5,700	5,488
5.000% due 11/15/2053	3,000	3,095
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	33,000	33,618
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	2,700	2,633
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,781
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,228
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	3,002
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	879
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	1,840	1,931
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,000	956
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,650	4,075
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,773
6.125% due 12/01/2039	550	570
6.500% due 12/01/2054	1,250	1,301
Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024 5.625% due 12/01/2043	2,177	2,251
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,596
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 0.000% due 12/01/2050 (d)	11,100	8,398
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,210
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,751	4,655
5.000% due 12/01/2049	6,375	6,002

		217,054

DELAWARE 0.7%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	30,356

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

7.120% due 10/01/2038	6,075	5,765
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,443

		38,564

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	940
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,630
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2048	27,000	28,824
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	11,200	11,906
5.000% due 07/15/2056	9,870	10,452

		56,752

FLORIDA 6.6%
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	1,011
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021 3.200% due 05/01/2041	5,035	4,038
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
4.500% due 05/01/2030	2,160	2,182
5.375% due 05/01/2043	3,640	3,687
5.625% due 05/01/2054	5,445	5,547
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	1,500	1,496
5.000% due 05/01/2042	2,000	2,011
5.000% due 05/01/2053	5,525	5,467
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,375	1,363
5.250% due 05/01/2055	2,000	1,976
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2055	915	891
Berry Bay II Community Development District, Florida Special Assesment Bonds, Series 2024 5.450% due 05/01/2054	1,000	978
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	175
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	413
5.000% due 07/01/2043 ^(b)	950	17
5.250% due 07/01/2048 ^(b)	900	16
7.500% due 07/01/2053 ^(b)	1,000	18
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,748
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.250% due 06/15/2053	4,250	4,415
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,165
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.750% due 05/01/2054	1,250	1,265
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	488
5.500% due 05/01/2054	2,500	2,420
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	8,000	7,759
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,326
Florida Development Finance Corp. Revenue Bonds, Series 2022 8.250% due 07/01/2057	14,890	15,395
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,750	1,824
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.050% due 10/01/2042	23,350	23,350
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,011
6.000% due 05/01/2055	4,000	4,052
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	7,900	7,951
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,006
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	875	886
6.150% due 05/01/2054	1,000	1,016
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,802
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	985
5.450% due 05/01/2055	750	735
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	402	28
Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2024 5.500% due 10/01/2049	10,000	10,960

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.800% due 11/15/2054	25,995	25,995
3.950% due 11/15/2054	41,150	41,150
Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	1,900	1,952
5.875% due 05/01/2055	2,500	2,561
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2034	1,700	1,694
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2034	2,325	2,316
5.600% due 05/01/2055	685	677
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2055	765	756
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2049	7,500	7,956
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	500	502
5.650% due 05/01/2054	1,250	1,234
5.750% due 05/01/2044	1,150	1,161
6.050% due 05/01/2054	1,375	1,392
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	8,000	7,655
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2035	18,000	19,355
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,828
4.000% due 10/01/2049	1,785	1,705
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	2,037
5.250% due 10/01/2054	15,400	16,712
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	8,973
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,815	1,816
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	2,535	2,454
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,500	1,462
5.550% due 05/01/2054	1,750	1,690
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,250	1,264
6.000% due 05/01/2054	2,000	2,030
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	4,915	5,126
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	3,200	3,237
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (c)	1,330	1,015
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	750	747
5.800% due 05/01/2054	2,000	1,987
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	987
5.375% due 05/01/2055	1,275	1,254
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024 5.300% due 05/01/2055	1,000	958
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,040	8,029
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	6,750	5,728
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,196
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2055	1,500	1,455
Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024 5.200% due 06/15/2054	1,250	1,225
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	6,500	5,514
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	500
0.000% due 09/01/2041 (c)	1,000	472
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	1,002
Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	7,765	6,245
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.000% due 05/01/2043	1,000	1,027
5.250% due 05/01/2054	5,470	5,621
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044	1,000	992
4.800% due 05/01/2055	3,250	3,219
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,230	1,245

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 05/01/2054	1,640	1,666

		360,647

GEORGIA 3.1%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	1,600	720
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 0.000% due 12/15/2048 (d)	16,100	13,621
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	1,950	1,958
Augusta Development Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	6,500	6,837
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,995
4.125% due 11/01/2045	6,000	5,549
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	7,500	8,331
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	1,013
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	14,200	14,305
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	28,534
5.000% due 12/01/2053	17,400	18,397
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024 5.250% due 01/01/2054	6,725	7,223
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	11,130
5.000% due 01/01/2056	10,000	10,195
5.000% due 01/01/2059	7,600	7,714
5.000% due 01/01/2063	3,340	3,397
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	913
5.000% due 01/01/2056	1,100	1,131
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,900
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,392
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.250% due 01/01/2049	5,000	5,393

		167,648

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,498

HAWAII 0.3%
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
3.100% due 05/01/2026	6,990	6,758
4.000% due 03/01/2037	6,520	5,856
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,046
3.500% due 10/01/2049	2,000	1,515

		17,175

IDAHO 0.5%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	4,460	4,382
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,850
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	20,412	18,335

		25,567

ILLINOIS 5.0%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	9,000	9,291
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,497
5.250% due 01/01/2056	1,000	1,057
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	2,875	3,088
5.000% due 01/01/2037	2,500	2,670
5.000% due 01/01/2039	1,200	1,273
5.250% due 01/01/2041	1,000	1,085
5.250% due 01/01/2042	1,000	1,081
5.250% due 01/01/2048	9,000	9,552
5.500% due 01/01/2044	2,625	2,873
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2034	7,000	7,567

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	2,072
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020 4.000% due 12/01/2036	680	682
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	7,903	7,893
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,662
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,458
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	354
5.125% due 02/15/2045 ^(b)	3,000	390
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049 ^(b)	4,900	2,911
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	3,375	3,272
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,379
4.000% due 05/01/2040	2,830	2,644
Illinois Finance Authority Revenue Bonds, Series 2022 3.700% due 08/15/2057	5,100	5,100
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	2,002
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	3,962
5.000% due 12/01/2038	1,000	1,024
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,058
5.000% due 05/01/2028	4,295	4,521
Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,992
5.500% due 05/01/2030	2,650	2,828
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,407
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	5,000	5,305
5.000% due 12/01/2046	17,500	18,402
Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	2,000	1,909
5.000% due 05/01/2030	2,500	2,696
5.000% due 05/01/2033	10,000	11,083
5.000% due 05/01/2034	11,760	13,041
5.000% due 02/01/2035	40,000	44,299
5.000% due 05/01/2038	5,000	5,454
5.250% due 05/01/2042	12,000	13,062
5.250% due 05/01/2045	4,000	4,308
5.250% due 05/01/2047	5,000	5,353
5.250% due 05/01/2048	3,750	4,004
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,531
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	5,000	3,000
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	17,699
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,500	3,217
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	918

		269,926

INDIANA 2.0%
Goshen, Indiana Revenue Bonds, Series 2021 5.000% due 08/01/2041	4,065	3,492
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,400	5,113
4.250% due 11/01/2030	20,440	20,838
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	27,720	8,899
Indiana Finance Authority Revenue Bonds, Series 2021 1.400% due 08/01/2029	1,000	870
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2053	14,400	15,166
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	1,250	1,254
5.250% due 07/01/2064	1,500	1,528
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,567
6.250% due 07/01/2056	9,765	9,583
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,317
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,997
6.000% due 03/01/2053	12,985	13,895

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	9,765	9,612
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,090

		107,221

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,044
5.000% due 12/01/2050	6,680	7,602
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,673
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	27,990	3,988

		23,307

KANSAS 0.2%
Colby, Kansas Revenue Bonds, Series 2024 5.500% due 07/01/2026	9,700	9,720
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,233	452
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	785	775

		10,947

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,957
6.250% due 11/15/2046	1,150	868
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,161
5.125% due 07/01/2055	4,660	3,716
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2054	2,000	2,134

		11,836

LOUISIANA 1.0%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,829
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2037	4,450	4,750
5.000% due 01/01/2038	4,000	4,267
5.250% due 01/01/2041	7,500	8,086
5.250% due 01/01/2042	17,180	18,454
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	2,900	3,176
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,532
Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	6,350	6,386

		56,480

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	3,000	3,008

MARYLAND 0.6%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,852
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	5,400	3,983
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,293
Montgomery County, Maryland General Obligation Bonds, Series 2017 3.950% due 11/01/2037	26,180	26,180

		34,308

MASSACHUSETTS 1.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,583
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	5,945
5.000% due 10/01/2051	10,000	10,680
5.000% due 10/01/2053	19,000	20,239
Massachusetts Development Finance Agency Revenue Bonds, Series 2008 3.950% due 10/01/2042	6,160	6,160
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,663

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	2,500	2,411
5.000% due 07/01/2054	1,200	1,204
5.000% due 07/01/2060	1,100	1,089

		61,974

MICHIGAN 2.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	32,190	24,907
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,630
Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,479
6.844% due 05/01/2028	1,090	1,107
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	3,750	3,701
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	3,250	2,968
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,858
0.000% due 06/01/2065 (c)	55,000	5,741
4.300% due 09/01/2030	100	93
4.800% due 09/01/2040	235	202
5.000% due 06/01/2040	3,750	3,900
5.000% due 09/01/2050	380	311
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,435	1,152
Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	1,875	2,044
5.500% due 02/28/2057	3,000	3,246
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,031
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	5,500	6,042
Michigan Strategic Fund Revenue Bonds, Series 2019 3.350% due 10/01/2049	14,000	13,817
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	78,000	10,391
0.000% due 06/01/2058 (c)	145,250	4,618
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	17,000	18,365
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2033	1,380	1,502

		112,105

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	758
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,752
5.000% due 01/01/2037	2,100	2,216
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	5,000	5,586

		10,312

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	452
4.000% due 10/01/2035	300	266

		718

MISSOURI 0.2%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	45	44
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,284
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,553
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,195	2,201

		11,332

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^(b)	830	124

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MULTI-STATE 2.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	27,082	26,229
4.142% due 01/25/2040	21,688	20,827
4.550% due 08/25/2040	28,018	27,619
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	20,259	20,178
4.545% due 10/25/2040	19,428	19,321
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036	2,369	2,103
3.125% due 09/25/2036	965	847

		117,124

NEBRASKA 0.4%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,551
Omaha Public Power District, Nebraska Revenue Bonds, Series 2023 5.250% due 02/01/2053	15,000	16,201

		23,752

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,955	3,839
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037 ^(b)	1,765	0
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038 ^(b)	3,716	15
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	42,500	5,783

		9,637

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,250	1,856
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,645	12,881
3.875% due 01/20/2038	7,991	7,568
3.967% due 06/20/2034	10,109	9,689
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.595% due 08/20/2039 (a)	24,115	976

		32,970

NEW JERSEY 2.2%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	890	893
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	6,810	7,300
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,515
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,250
New Jersey Economic Development Authority Revenue Bonds, Series 2018 5.000% due 06/15/2038	2,245	2,422
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	20,927
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	4,945
6.500% due 04/01/2028	2,735	2,759
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2024 5.250% due 12/20/2065	2,250	2,328
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	1,987
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,643
5.500% due 06/15/2050	3,500	4,121
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,604
5.000% due 06/15/2043	6,500	7,019
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2035	7,300	8,266
5.000% due 06/15/2038	25,000	27,930
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,502
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	1,000	1,000

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,173

		117,584

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 4.050% due 08/01/2034	3,765	3,765

NEW YORK 10.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	8,905	8,389
Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,307
5.750% due 06/01/2062	3,250	3,391
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,544
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 4.000% due 07/01/2027	1,785	1,735
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	4,130	3,920
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	4,700	4,757
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,723
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 4.050% due 11/01/2036	10,440	10,440
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 11/01/2040	5,000	5,008
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 08/01/2039	4,000	4,025
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.050% due 06/15/2049	15,300	15,300
New York City, New York General Obligation Bonds, Series 2014 4.050% due 03/01/2040	10,050	10,050
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.650% due 11/01/2049	3,000	3,024
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 4.050% due 06/15/2044	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	9,600	10,447
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	9,900	10,808
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 3.900% due 02/01/2044	16,000	16,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	11,000	11,971
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	16,125	17,494
5.000% due 05/01/2047	5,000	5,388
5.000% due 05/01/2049	1,000	1,077
5.000% due 05/01/2050	3,000	3,226
5.250% due 05/01/2045	15,000	16,660
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	11,361
0.000% due 06/01/2060 (c)	210,000	8,979
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	33,675	33,694
5.150% due 11/15/2034	2,600	2,602
5.375% due 11/15/2040	6,500	6,505
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	7,300	7,065
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,342
5.125% due 11/15/2063	10,000	10,731
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	8,760	8,249
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,524
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	9,062
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,699
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	4,500	4,570
4.000% due 03/15/2054	10,000	9,513
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	6,100	6,909
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,568
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	14,500	15,463
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	38,100	40,440

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	12,000	12,329
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	5,000	5,160
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2025	4,000	4,000
5.000% due 01/01/2027	7,800	7,987
5.000% due 01/01/2028	1,000	1,036
5.000% due 01/01/2031	2,280	2,344
5.000% due 01/01/2033	6,750	6,919
5.000% due 01/01/2036	1,500	1,531
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,000	1,987
4.375% due 10/01/2045	8,290	7,904
5.000% due 10/01/2035	6,715	6,968
5.000% due 10/01/2040	3,560	3,642
5.250% due 08/01/2031	6,755	7,033
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	1,250	1,059
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,300
6.000% due 04/01/2035	17,550	19,554
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	19,000	19,169
5.250% due 06/30/2043	7,560	7,993
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024 5.375% due 08/01/2054	1,340	1,199
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,378
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	67,080	6,335
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	10,870	10,540
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,029
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,143
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	823
5.250% due 09/15/2053	2,500	1,979
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	4,500	5,082

		548,383

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2038	8,035	8,035
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	5,700	6,333
North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2030	285	282
4.000% due 03/01/2031	290	287
4.000% due 03/01/2051	1,500	1,265

		16,202

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	7,940	0

OHIO 2.5%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	3,085	3,153
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	279,880	25,334
5.000% due 06/01/2055	45,450	40,339
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	5,008
5.500% due 02/15/2057	1,000	1,015
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,184
5.000% due 12/01/2035	1,200	1,208
5.000% due 12/01/2037	650	651
5.000% due 12/01/2039	1,425	1,409
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,999
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	30
6.750% due 12/01/2052 ^(b)	650	18
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	11,000	11,606
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,398	168
6.250% due 04/01/2049 ^(b)	5,238	367

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Northeast Ohio Medical University Revenue Bonds, Series 2021 4.000% due 12/01/2035	300	293
Ohio Air Quality Development Authority Revenue Bonds, Series 2005
3.700% due 10/01/2028	8,500	8,399
3.750% due 01/01/2029	5,000	4,946
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.250% due 01/15/2038	1,075	1,059
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	25,060	23,385
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	4,230	4,225
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,221

		137,017

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	5,000	5,087
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	6,131
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,866
5.500% due 01/01/2053	2,750	3,025
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	2
7.000% due 11/01/2051 ^(b)	2,163	4

		20,116

OREGON 0.2%
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	742
4.000% due 05/15/2057	1,000	780
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,000	7,435

		8,957

PENNSYLVANIA 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	16,410	16,413
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	1,850	1,981
7.000% due 06/30/2039	18,807	16,960
8.000% due 06/30/2034	3,693	3,751
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	6,500	7,146
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024 5.375% due 07/01/2039	2,575	2,785
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,483
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	5,000	4,669
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,325
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,039
5.000% due 05/01/2049	900	924
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,451
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	4,385	3,319
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	4,300	4,354
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,019
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015 6.000% due 07/01/2045	1,200	830
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	10,500	10,729
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	5,000	5,058
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	18,106
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 12/31/2032	3,070	3,270
5.250% due 06/30/2053	15,135	15,542
6.000% due 06/30/2061	16,000	17,439
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,317
5.250% due 07/01/2049	2,000	2,093
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,300	6,821

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.250% due 10/01/2054	3,400	3,727
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,500	3,308
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2051	7,750	8,154
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,241
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,305
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,483
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	748

		190,790

PUERTO RICO 7.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	12,297
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	43,493	26,694
0.000% due 11/01/2051	79,251	49,235
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	34,379	33,777
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,995
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(b)	2,500	1,144
6.125% due 07/01/2040 ^(b)	1,950	892
6.250% due 07/01/2040 ^(b)	400	183
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	5
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
3.953% (US0003M) due 07/01/2031 ^~(b)	2,500	1,144
5.000% due 07/01/2026 ^(b)	10	5
5.000% due 07/01/2037 ^(b)	555	254
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.000% due 07/01/2028 ^(b)	12,030	5,504
5.250% due 07/01/2033 ^(b)	4,200	1,921
5.375% due 07/01/2025 ^	1,055	480
5.500% due 07/01/2038 ^(b)	5,745	2,628
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.600% due 07/01/2025 ^	50	23
4.625% due 07/01/2025 ^(b)	35	16
4.750% due 07/01/2026 ^(b)	245	112
4.750% due 07/01/2027 ^(b)	50	23
5.000% due 07/01/2025 ^	915	416
5.000% due 07/01/2025 ^(b)	865	396
5.000% due 07/01/2026 ^(b)	65	30
5.250% due 07/01/2025 ^(b)	25	11
5.250% due 07/01/2026 ^(b)	6,070	2,777
5.250% due 07/01/2027 ^(b)	390	178
5.250% due 07/01/2030 ^(b)	1,625	743
5.250% due 07/01/2031 ^(b)	30	14
5.250% due 07/01/2040 ^(b)	26,855	12,286
5.400% due 07/01/2028 ^(b)	2,610	1,194
5.750% due 07/01/2036 ^(b)	23,620	10,806
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(b)	7,000	3,202
5.000% due 07/01/2042 ^(b)	3,125	1,430
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(b)	10,000	4,575
7.000% due 07/01/2033 ^(b)	4,900	2,242
7.000% due 07/01/2040 ^(b)	20	9
7.000% due 07/01/2043 ^(b)	2,600	1,189
Puerto Rico Electric Power Authority Revenue Bonds,(BABs),Series 2010 6.050% due 07/01/2032 ^(b)	770	352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	123,436	39,922
0.000% due 07/01/2051 (c)	149,216	35,035
4.750% due 07/01/2053	25,325	24,993
5.000% due 07/01/2058	52,677	52,582
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	20,205	19,955
4.550% due 07/01/2040	18,800	18,812

		378,481

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2054	9,000	9,461
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	1,969
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,512

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 06/01/2050	14,280	14,290

		30,232

SOUTH CAROLINA 0.6%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2049	3,500	3,736
5.250% due 07/01/2054	3,750	3,977
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	7,700	8,236
South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010 6.454% due 01/01/2050	6,040	6,495
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2046	8,000	8,549

		30,993

TENNESSEE 1.2%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,841
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	3,800	4,057
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	576
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,593
5.000% due 07/01/2056	4,000	4,216
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	3,143
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	10,340	10,559
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,605
5.500% due 07/01/2052	4,500	4,800
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,475
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	17,750	18,773

		67,638

TEXAS 9.4%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045 ^(b)	5,750	5,409
7.500% due 12/01/2045 ^(b)	7,060	2,417
12.000% due 12/01/2045 ^(b)	9,525	4,594
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,711
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.450% due 03/01/2043	2,575	2,550
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	5,200	5,179
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	6,300	6,253
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(b)	480	408
9.000% due 03/01/2039 ^(b)	14,865	12,635
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	5,000	4,500
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	13,000	12,789
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	7,000	6,495
6.500% due 07/01/2026	12,750	12,431
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	7,300	7,921
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	5,000	4,767
Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	1,800	1,799
5.375% due 09/01/2053	226	227
5.500% due 09/01/2054	1,000	1,013
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2039	3,500	3,868
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,023
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	643
5.375% due 09/01/2055	1,047	1,030
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2054	10,200	9,741
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,425	3,291
Denton, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2044	6,600	6,404

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	8,000	7,621
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	12,100	12,032
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	6,540	6,221
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024 4.250% due 02/15/2053	6,940	6,779
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012 4.050% due 11/01/2041	25,020	25,020
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	10,000	10,000
4.000% due 10/01/2042	5,000	4,806
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2042	10,000	9,839
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	3,000	3,187
5.500% due 07/15/2036	30,500	32,357
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	12,840	12,231
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	10,000	9,594
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,848
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,800	1,775
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	8,100	8,060
Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	12,000	11,509
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	3,750	3,846
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	1,030	577
4.250% due 07/01/2036 ^(b)	1,700	952
5.000% due 07/01/2031 ^(b)	265	211
5.000% due 07/01/2046 ^(b)	4,320	3,217
5.000% due 07/01/2051 ^(b)	4,505	3,599
5.250% due 07/01/2036 ^(b)	400	98
5.500% due 07/01/2046 ^(b)	2,520	617
5.750% due 07/01/2051 ^(b)	1,000	245
7.000% due 07/01/2051 ^(b)	1,450	203
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,922
5.000% due 01/01/2042	500	500
5.000% due 01/01/2047	1,500	1,467
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	233
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Bonds, Series 2016 6.000% due 07/01/2026 ^(b)	80	11
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	8,125	6,800
Princeton, Texas Special Assessment Bonds, Series 2024 5.250% due 09/01/2054	750	745
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio Water System, Texas Revenue Bonds, Series 2024 4.080% due 05/01/2054	34,500	34,500
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2043	9,000	9,798
5.000% due 02/01/2044	8,750	9,494
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	6,000	5,974
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,093
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.546% (TSFR3M) due 12/15/2026 ~	5,530	5,526
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,450	7,558
Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (c)	5,575	1,846
0.000% due 08/01/2051 (c)	3,450	917
5.000% due 08/01/2057	7,000	7,105
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	33,300	34,541
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,162
5.000% due 10/15/2058	4,500	4,789
Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	24,705	24,171
4.250% due 10/15/2051	5,000	4,915
4.375% due 10/15/2059	28,500	28,116

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,500	6,211

		510,036

UTAH 0.7%
MIDA Mountain Veterans Program Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024 5.200% due 06/01/2054	2,250	2,263
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	6,950	5,954
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,741
6.000% due 06/15/2054	4,000	4,126
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,241
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2053	2,000	2,103
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	3,500	3,226
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,627
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,708

		40,989

VIRGINIA 0.6%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	5,475	5,187
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	169	123
6.050% due 03/01/2044	158	137
6.050% due 03/01/2054 ^(b)	584	263
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,201
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2059	4,000	4,506
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	3,000	3,098
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,228
7.500% due 07/01/2052 ^(b)	5,569	3,341
Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,092
5.500% due 12/01/2054	2,500	2,618

		34,794

WASHINGTON 1.0%
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,912
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	935
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	5,825	6,448
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	2,925	2,187
5.000% due 07/01/2053	3,945	2,859
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	12,777	11,422
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	14,533	13,902
4.400% due 03/01/2043	13,685	13,470

		53,135

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	144,415	13,454
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,371
4.875% due 06/01/2049	12,285	11,563
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	8,600	9,572

		36,960

WISCONSIN 2.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2016 5.000% due 12/01/2025	2,000	2,017
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.625% due 08/01/2049	3,000	2,903
6.750% due 08/01/2031	12,500	11,219
7.000% due 11/01/2046 ^(b)	3,500	1,925
7.000% due 01/01/2050	4,750	5,032

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,407
6.375% due 01/01/2048	8,930	4,018
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	3,439
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	3,715	2,041
0.000% due 01/01/2060 (c)	13,000	1,030
5.000% due 01/01/2055	3,500	3,351
5.250% due 03/01/2055	2,500	2,298
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	32,725	2,403
4.000% due 09/30/2051	6,475	5,527
4.000% due 07/01/2056	2,250	1,712
5.625% due 06/01/2050	6,500	6,055
6.500% due 06/01/2045	1,400	1,198
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,950
5.000% due 10/01/2052	3,620	3,790
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (c)	2,475	1,778
0.000% due 07/01/2062	1,360	996
6.125% due 12/15/2029	5,004	4,979
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	713
5.000% due 12/15/2044	400	400
5.500% due 12/15/2028	10,248	10,268
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.000% due 04/01/2048	6,100	6,100
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	25,410	7,196
0.000% due 12/15/2060 (c)	5,000	841
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,130	4,049
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,919
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	5,000	4,948
6.000% due 07/01/2060	3,000	2,978

		118,480

Total Municipal Bonds & Notes (Cost $4,960,779)		4,930,981

U.S. GOVERNMENT AGENCIES 3.4%
Freddie Mac
2.990% due 04/25/2043 ~	8,127	6,735
3.158% due 01/25/2039 ~	24,503	15,422
3.200% due 09/01/2040	5,594	4,772
3.428% due 01/25/2043 ~	12,177	7,610
3.600% due 12/01/2040 - 06/01/2043	15,188	13,361
3.720% due 01/01/2041	13,985	12,523
3.790% due 07/01/2040	3,934	3,562
3.800% due 01/01/2040	5,294	4,811
3.850% due 02/01/2038 - 01/01/2040	28,555	26,166
4.000% due 01/01/2039	3,500	3,258
4.100% due 05/01/2038	6,780	6,440
4.250% due 08/01/2038	4,973	4,756
4.400% due 11/01/2040	9,940	9,521
4.500% due 12/01/2040	10,000	9,659
4.600% due 03/01/2041	7,657	7,509
4.900% due 02/01/2040	5,954	5,988
5.210% due 08/01/2040	15,917	16,575
5.360% due 06/01/2039	7,555	7,907
5.449% due 07/15/2040 •	4,933	5,104

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.469% due 01/25/2042 «~(e)	12,474	10,024

Total U.S. Government Agencies (Cost $184,916)		181,703

SHORT-TERM INSTRUMENTS 0.3%
MUNICIPAL BONDS & NOTES 0.3%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	17,600	17,758

Total Municipal Bonds & Notes (Cost $17,774)		17,758

Total Short-Term Instruments (Cost $17,774)		17,758

Total Investments in Securities (Cost $5,255,169)		5,221,144

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	15,011,966	146,172

Total Short-Term Instruments (Cost $146,119)		146,172

Total Investments in Affiliates (Cost $146,119)		146,172

Total Investments 98.9% (Cost $5,401,288)		$5,367,316
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $0)		12
Other Assets and Liabilities, net 1.1%		61,134

Net Assets 100.0%		$5,428,462

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)			Security is an Interest Only ("IO") or IO Strip.
(b)			Security is not accruing income as of the date of this report.
(c)			Zero coupon security.
(d)			Security becomes interest bearing at a future date.
(e)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	12/06/2023	$3,551	$3,624	0.07%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2040	11/22/2022	3,600	3,700	0.07
City of Salinas	4.020	09/01/2033	07/26/2023	6,846	6,838	0.13
Freddie Mac	5.469	01/25/2042	12/10/2024	10,026	10,024	0.18

				$24,023	$24,186	0.45%

(f)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	131	$(13,926)	$58	$12	$0

Total Futures Contracts				$58	$12	$0

Cash of $171 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$14,965	$14,965
Corporate Bonds & Notes
Banking & Finance		0	0	22,680	22,680
Industrials		0	53,057	0	53,057
Municipal Bonds & Notes
Alabama		0	201,850	0	201,850
Alaska		0	9,291	0	9,291
Arizona		0	79,635	0	79,635
Arkansas		0	38,114	0	38,114
California		0	475,553	0	475,553
Colorado		0	217,054	0	217,054
Delaware		0	38,564	0	38,564
District of Columbia		0	56,752	0	56,752
Florida		0	360,647	0	360,647
Georgia		0	167,648	0	167,648
Guam		0	1,498	0	1,498
Hawaii		0	17,175	0	17,175
Idaho		0	25,567	0	25,567
Illinois		0	269,926	0	269,926
Indiana		0	107,221	0	107,221
Iowa		0	23,307	0	23,307
Kansas		0	10,947	0	10,947
Kentucky		0	11,836	0	11,836

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Louisiana	0	56,480	0	56,480
Maine	0	3,008	0	3,008
Maryland	0	34,308	0	34,308
Massachusetts	0	61,974	0	61,974
Michigan	0	112,105	0	112,105
Minnesota	0	10,312	0	10,312
Mississippi	0	718	0	718
Missouri	0	11,332	0	11,332
Montana	0	124	0	124
Multi-State	0	117,124	0	117,124
Nebraska	0	23,752	0	23,752
Nevada	0	9,637	0	9,637
New Hampshire	0	32,970	0	32,970
New Jersey	0	117,584	0	117,584
New Mexico	0	3,765	0	3,765
New York	0	548,383	0	548,383
North Carolina	0	16,202	0	16,202
Ohio	0	137,017	0	137,017
Oklahoma	0	20,116	0	20,116
Oregon	0	8,957	0	8,957
Pennsylvania	0	190,790	0	190,790
Puerto Rico	0	378,481	0	378,481
Rhode Island	0	30,232	0	30,232
South Carolina	0	30,993	0	30,993
Tennessee	0	67,638	0	67,638
Texas	0	510,036	0	510,036
Utah	0	40,989	0	40,989
Virginia	0	34,794	0	34,794
Washington	0	53,135	0	53,135
West Virginia	0	36,960	0	36,960
Wisconsin	0	118,480	0	118,480
U.S. Government Agencies	0	171,679	10,024	181,703
Short-Term Instruments
Municipal Bonds & Notes	0	17,758	0	17,758

	$0	$5,173,475	$47,669	$5,221,144
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146,172	$0	$0	$146,172

Total Investments	$146,172	$5,173,475	$47,669	$5,367,316

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$12	$0	$12

Total Financial Derivative Instruments	$0	$12	$0	$12

Totals	$146,172	$5,173,487	$47,669	$5,367,328

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.0%
AI Silk Midco Ltd. 8.101% (EUR006M + 4.750%) due 03/04/2031 ~	EUR	1,000	$1,035
Altice France SA 10.147% due 08/15/2028 ~		$698	563
American Airlines, Inc. 9.629% due 04/20/2028 ~		280	288
Aspire Bakeries Holdings LLC 8.607% due 12/13/2030 ~		499	504
AssuredPartners, Inc. 7.857% due 02/14/2031 ~		398	399
Athenahealth Group, Inc. 7.607% due 02/15/2029 ~		298	299
Barnes Group, Inc. TBD% due 12/10/2031 ~		500	501
Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		198	198
8.428% due 11/01/2031 ~		1,400	1,417
Concentra Health Services, Inc. 6.607% due 07/28/2031 ~		299	302
Cotiviti Corp. 7.303% due 05/01/2031 ~		896	902
CPI Holdco B LLC TBD% due 05/17/2031 ~		400	400
Cube Industrials Buyer, Inc. 8.132% due 10/17/2031 ~		400	403
Diamond Sports Group LLC TBD% due 05/25/2026 «~		23	4
Endure Digital, Inc. 8.138% due 02/10/2028 «~		499	409
Envision Healthcare Corp.
11.382% due 07/20/2026 «~		102	102
12.507% due 11/03/2028 ~		407	414
EP Purchaser LLC 9.090% due 11/06/2028 ~		400	402
EPIC Y-Grade Services LP 10.340% (TSFR3M + 5.750%) due 06/29/2029 ~		299	300
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~		898	902
Frontier Communications Corp. 8.763% (TSFR3M + 3.500%) due 07/01/2031 ~		300	304
GBT U.S. LLC 7.626% due 07/25/2031 ~		400	402
Global Medical Response, Inc. 9.856% due 10/31/2028 ~		92	92
Golden State Foods LLC 8.774% due 10/07/2031 ~		475	480
Kronos Acquisition Holdings, Inc. 8.584% (TSFR3M + 2.750%) due 07/08/2031 ~		150	142
Lifepoint Health, Inc. 8.406% due 05/17/2031 ~		299	300
MH SUB I LLC TBD% due 12/11/2031 ~		1,000	993
Modena Buyer LLC 8.857% due 07/01/2031 ~		425	413
Motion Finco SARL 7.829% due 11/12/2029 ~		648	643
Neptune Bidco U.S., Inc. 9.758% due 04/11/2029 ~		499	449
Ocs Group Holdings Ltd. TBD% due 11/27/2031 «~	GBP	1,000	1,242
QualityTech LP 8.024% due 10/30/2031 ~		$1,000	1,007
RealPage, Inc. 8.079% due 04/24/2028 ~		500	503
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~		500	504
Scientific Games Holdings LP 7.590% due 04/04/2029 ~		499	501
Softbank Vision Fund II 6.000% due 12/23/2025 «~		875	864
Specialty Building Products Holdings LLC 8.207% due 10/15/2028 ~		299	298

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

SpiritAirlines, Inc. TBD% due 11/18/2025 ~		171	172
Subcalidora 2 SARL 8.433% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,000	1,038
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		1,000	1,026
TransDigm, Inc. 6.829% due 02/28/2031 ~		$945	948
Triton Water Holdings, Inc. 8.329% due 03/31/2028 ~		496	501
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~		798	749
UKG, Inc. 7.325% due 02/10/2031 ~		348	351
Verisure Holding AB 5.715% (EUR003M + 3.000%) due 03/27/2028 ~	EUR	1,600	1,666
Veritiv Corp. 8.829% due 11/30/2030 ~		$524	526
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		448	449
Wesco Aircraft Holdings, Inc. 13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		161	173

Total Loan Participations and Assignments (Cost $26,290)			26,480

CORPORATE BONDS & NOTES 75.9%
BANKING & FINANCE 12.2%
AccorInvest Group SA
5.500% due 11/15/2031	EUR	400	424
6.375% due 10/15/2029		100	109
Acrisure LLC 8.250% due 02/01/2029		$400	415
Alliant Holdings Intermediate LLC
7.000% due 01/15/2031		1,200	1,206
7.375% due 10/01/2032		350	354
Allied Universal Holdco LLC
4.625% due 06/01/2028		1,100	1,041
6.000% due 06/01/2029		100	91
Ally Financial, Inc. 8.000% due 11/01/2031		100	111
AmWINS Group, Inc. 6.375% due 02/15/2029		700	705
Armor Holdco, Inc. 8.500% due 11/15/2029		600	609
Atrium Finance PLC 2.625% due 09/05/2027	EUR	375	347
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •		750	859
8.000% due 01/22/2030 •		450	468
10.500% due 07/23/2029		200	262
Barclays PLC 9.625% due 12/15/2029 •(f)(g)		$700	772
Boost Newco Borrower LLC 7.500% due 01/15/2031		900	944
Brandywine Operating Partnership LP 8.875% due 04/12/2029		400	426
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		350	346
Burford Capital Global Finance LLC 6.875% due 04/15/2030		900	905
Cantor Fitzgerald LP 7.200% due 12/12/2028		300	314
Castellum AB 3.125% due 12/02/2026 •(f)	EUR	1,100	1,097
Credit Acceptance Corp. 9.250% due 12/15/2028		$400	424
CTR Partnership LP 3.875% due 06/30/2028		200	191
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,000	1,053
9.250% due 04/01/2029		500	533
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,450	1,425
5.875% due 04/15/2033		400	386
7.000% due 05/01/2031		350	357
Freedom Mortgage Corp.
6.625% due 01/15/2027		600	601
12.000% due 10/01/2028		300	327
Freedom Mortgage Holdings LLC 9.125% due 05/15/2031		900	929
GGAM Finance Ltd. 8.000% due 02/15/2027		300	310
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		300	317

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

HATHoldings LLC
3.750% due 09/15/2030		400	353
8.000% due 06/15/2027		575	600
Howard Hughes Corp. 4.125% due 02/01/2029		500	462
Hudson Pacific Properties LP 3.950% due 11/01/2027		325	282
Icahn Enterprises LP
5.250% due 05/15/2027		300	284
9.000% due 06/15/2030		300	289
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	783
7.700% due 09/17/2025 •(f)(g)		400	401
Jane Street Group 7.125% due 04/30/2031		1,500	1,543
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	566
LFS Topco LLC 5.875% due 10/15/2026		900	894
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		200	124
Midcap Financial Issuer Trust 6.500% due 05/01/2028		125	122
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	467
6.500% due 08/01/2029		400	400
7.125% due 02/01/2032		300	304
Navient Corp. 9.375% due 07/25/2030		300	321
Newmark Group, Inc. 7.500% due 01/12/2029		625	654
Nexi SpA 2.125% due 04/30/2029	EUR	1,275	1,260
OneMain Finance Corp.
3.875% due 09/15/2028		$500	461
4.000% due 09/15/2030		500	445
5.375% due 11/15/2029		750	722
7.125% due 03/15/2026		500	509
7.500% due 05/15/2031		300	308
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		800	542
Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,300	1,314
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	471
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	399
Pebblebrook Hotel LP 6.375% due 10/15/2029		$675	669
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		1,000	998
5.750% due 09/15/2031		300	286
7.875% due 12/15/2029		600	629
PRA Group, Inc.
5.000% due 10/01/2029		400	366
8.875% due 01/31/2030		400	415
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	946
RLJ Lodging Trust LP 4.000% due 09/15/2029		825	748
Rocket Mortgage LLC 4.000% due 10/15/2033		1,000	834
SBA Communications Corp. 3.125% due 02/01/2029		600	542
Service Properties Trust 8.375% due 06/15/2029		350	339
SLM Corp. 3.125% due 11/02/2026		1,050	1,002
Starwood Property Trust, Inc. 7.250% due 04/01/2029		325	334
Sunrise FinCo BV 4.875% due 07/15/2031		400	363
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	971	342
UBS Group AG 9.250% due 11/13/2028 •(f)(g)		$100	108
UniCredit SpA 5.459% due 06/30/2035 •		1,000	967
USI, Inc. 7.500% due 01/15/2032		600	621
VFH Parent LLC 7.500% due 06/15/2031		280	288
XHR LP 6.625% due 05/15/2030		300	301

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

ZFFinance GmbH 2.750% due 05/25/2027	EUR	1,400	1,386

			46,422

INDUSTRIALS 59.7%
AAR Escrow Issuer LLC 6.750% due 03/15/2029		$325	330
ADT Security Corp. 4.875% due 07/15/2032		400	368
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		700	665
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	736
Air Canada 3.875% due 08/15/2026		800	778
Albertsons Cos., Inc. 3.500% due 03/15/2029		500	456
Albion Financing SARL 6.125% due 10/15/2026		450	450
Alcoa Nederland Holding BV 7.125% due 03/15/2031		300	310
Allegiant Travel Co. 7.250% due 08/15/2027		475	478
Allison Transmission, Inc. 3.750% due 01/30/2031		200	177
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		500	516
Altice Financing SA
3.000% due 01/15/2028	EUR	100	81
5.750% due 08/15/2029		$750	550
Altice France Holding SA 6.000% due 02/15/2028		1,000	265
Altice France SA
4.000% due 07/15/2029	EUR	350	276
5.125% due 01/15/2029		$500	379
5.125% due 07/15/2029		1,550	1,162
5.500% due 01/15/2028		800	593
8.125% due 02/01/2027		350	284
AMC Networks, Inc. 4.250% due 02/15/2029		260	204
Amentum Holdings, Inc. 7.250% due 08/01/2032		400	403
Amer Sports Co. 6.750% due 02/16/2031		875	887
American Airlines, Inc.
5.500% due 04/20/2026		850	848
5.750% due 04/20/2029		800	794
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	636
4.000% due 01/15/2028		500	479
ams-OSRAM AG
10.500% due 03/30/2029	EUR	200	205
12.250% due 03/30/2029		$625	608
Apache Corp. 4.875% due 11/15/2027		1,000	994
ARD Finance SA (5.000% Cash or 5.750% PIK) 5.000% due 06/30/2027 (a)	EUR	300	31
Ardagh Packaging Finance PLC 2.125% due 08/15/2026		400	372
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		$400	390
6.625% due 10/15/2032		400	398
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	992
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$600	586
10.375% due 03/31/2029	GBP	300	370
AthenaHealth Group, Inc. 6.500% due 02/15/2030		$1,000	951
Avantor Funding, Inc. 3.875% due 11/01/2029		500	458
Avis Budget Finance PLC 7.000% due 02/28/2029	EUR	200	218
Axalta Coating Systems LLC 3.375% due 02/15/2029		$900	818
Azelis Finance NV 4.750% due 09/25/2029	EUR	400	427
B&G Foods, Inc. 8.000% due 09/15/2028		$350	360
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	947
4.000% due 10/15/2030		3,625	3,245
Ball Corp. 2.875% due 08/15/2030		600	514

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

Bath& Body Works, Inc. 6.875% due 11/01/2035		75	77
Bausch & Lomb Corp. 8.375% due 10/01/2028		700	725
Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	60
5.000% due 01/30/2028		300	205
5.500% due 11/01/2025		1,000	976
11.000% due 09/30/2028		289	275
Bayer AG
5.375% due 03/25/2082 •	EUR	600	609
7.000% due 09/25/2083 •		100	109
BCP Modular Services Finance PLC 6.750% due 11/30/2029		925	871
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	1,023
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		400	380
4.500% due 11/15/2026		500	492
Belron U.K. Finance PLC
4.625% due 10/15/2029	EUR	350	372
5.750% due 10/15/2029		$350	347
Block, Inc.
3.500% due 06/01/2031		1,150	1,014
6.500% due 05/15/2032		1,000	1,011
Boels Topholding BV
5.750% due 05/15/2030	EUR	400	434
6.250% due 02/15/2029		100	109
Boise Cascade Co. 4.875% due 07/01/2030		$850	812
Boparan Finance PLC 9.375% due 11/07/2029	GBP	850	1,031
Builders FirstSource, Inc.
4.250% due 02/01/2032		$900	796
5.000% due 03/01/2030		1,000	954
CAB SELAS 3.375% due 02/01/2028	EUR	275	265
Cablevision Lightpath LLC 5.625% due 09/15/2028		$175	163
Camelot Finance SA 4.500% due 11/01/2026		550	535
Capstone Borrower, Inc. 8.000% due 06/15/2030		300	311
Carnival Corp.
4.000% due 08/01/2028		1,375	1,304
7.000% due 08/15/2029		500	520
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	920
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (a)		$345	362
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)		411	471
Carvana Co. (9.000% Cash or 12.000% PIK) 9.000% due 12/01/2028 (a)		195	200
CB High Ridge 8.875% due 03/15/2025 «(b)		1,750	29
CCO Holdings LLC
4.500% due 08/15/2030		1,900	1,708
4.500% due 05/01/2032		700	603
4.500% due 06/01/2033		500	421
5.000% due 02/01/2028		300	289
5.125% due 05/01/2027		2,000	1,967
5.375% due 06/01/2029		400	383
Cerdia Finanz GmbH 9.375% due 10/03/2031		300	313
Cerved Group SpA 6.000% due 02/15/2029	EUR	500	502
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		900	867
Churchill Downs, Inc. 5.750% due 04/01/2030		$650	638
Cimpress PLC 7.375% due 09/15/2032		400	398
Cinemark USA, Inc. 5.250% due 07/15/2028		200	195
Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	1,000	1,039
7.556% (EUR003M + 4.500%) due 07/31/2028 ~		300	316
Citgo Petroleum Corp. 8.375% due 01/15/2029		$400	412
Civitas Resources, Inc. 8.375% due 07/01/2028		375	390
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	466
4.875% due 07/01/2029		325	303

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

ClearChannel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	271
Cloud Software Group, Inc.
6.500% due 03/31/2029		650	639
8.250% due 06/30/2032		400	413
9.000% due 09/30/2029		700	712
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	302
6.875% due 01/15/2030		300	302
8.750% due 04/15/2030		850	863
CMA CGM SA 5.500% due 07/15/2029	EUR	450	488
Cogent Communications Group, Inc. 7.000% due 06/15/2027		$300	300
CommScope LLC 7.125% due 07/01/2028		275	242
CommScope Technologies LLC 5.000% due 03/15/2027		175	157
Community Health Systems, Inc.
4.750% due 02/15/2031		1,275	991
5.625% due 03/15/2027		400	384
6.000% due 01/15/2029		300	269
6.875% due 04/01/2028		150	109
6.875% due 04/15/2029		450	340
10.875% due 01/15/2032		200	207
Consolidated Communications, Inc. 5.000% due 10/01/2028		225	210
Coty, Inc.
4.750% due 01/15/2029		325	310
5.000% due 04/15/2026		194	194
CQP Holdco LP 5.500% due 06/15/2031		1,350	1,290
Crescent Energy Finance LLC
7.375% due 01/15/2033		500	486
7.625% due 04/01/2032		500	498
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		225	205
CSC Holdings LLC
5.750% due 01/15/2030		400	228
6.500% due 02/01/2029		1,100	928
7.500% due 04/01/2028		400	276
11.250% due 05/15/2028		100	99
11.750% due 01/31/2029		600	593
Ctec GmbH 5.250% due 02/15/2030	EUR	300	287
DaVita, Inc. 4.625% due 06/01/2030		$300	276
Dcli Bidco LLC 7.750% due 11/15/2029		675	693
Deluxe Corp. 8.125% due 09/15/2029		500	508
Deuce Finco PLC 5.500% due 06/15/2027	GBP	600	736
Diamond Foreign Asset Co. 8.500% due 10/01/2030		$800	831
Directv Financing LLC 5.875% due 08/15/2027		900	878
DISH DBS Corp.
5.125% due 06/01/2029		100	64
5.250% due 12/01/2026		450	410
7.375% due 07/01/2028		200	143
7.750% due 07/01/2026		400	337
DISH Network Corp. 11.750% due 11/15/2027		800	848
DT Midstream, Inc. 4.125% due 06/15/2029		500	467
Dufry One BV 2.000% due 02/15/2027	EUR	200	202
Dye & Durham Ltd. 8.625% due 04/15/2029		$500	527
EchoStar Corp. 10.750% due 11/30/2029		1,325	1,426
Edgewell Personal Care Co. 4.125% due 04/01/2029		275	254
Elanco Animal Health, Inc. 6.650% due 08/28/2028		600	610
Ellucian Holdings, Inc. 6.500% due 12/01/2029		400	401
ELO SACA 4.875% due 12/08/2028	EUR	1,200	1,025
Energizer Gamma Acquisition BV 3.500% due 06/30/2029		450	450
Ephios Subco 3 SARL 7.875% due 01/31/2031		700	791
EQM Midstream Partners LP
4.750% due 01/15/2031		$600	565

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

7.500% due 06/01/2030		300	320
Eramet SA
6.500% due 11/30/2029	EUR	200	201
7.000% due 05/22/2028		300	315
ESAB Corp. 6.250% due 04/15/2029		$300	304
Expand Energy Corp. 5.700% due 01/23/2025		1,000	1,001
Fertitta Entertainment LLC 6.750% due 01/15/2030		750	693
Fiesta Purchaser, Inc. 9.625% due 09/15/2032		100	105
First Student Bidco, Inc. 4.000% due 07/31/2029		1,050	965
Flora Food Management BV 6.875% due 07/02/2029	EUR	600	650
FMG Resources Pty. Ltd. 4.375% due 04/01/2031		$400	360
Foundation Building Materials, Inc. 6.000% due 03/01/2029		50	44
Frontier Communications Holdings LLC
5.875% due 10/15/2027		400	399
6.750% due 05/01/2029		300	302
Gap, Inc.
3.625% due 10/01/2029		500	449
3.875% due 10/01/2031		225	195
Garda World Security Corp.
4.625% due 02/15/2027		750	729
6.000% due 06/01/2029		825	783
Global Medical Response, Inc. (9.500% Cash and 0.750% PIK) 10.250% due 10/31/2028 (a)		731	734
Global Partners LP 8.250% due 01/15/2032		350	360
GN Bondco LLC 9.500% due 10/15/2031		425	448
goeasy Ltd.
7.625% due 07/01/2029		300	307
9.250% due 12/01/2028		1,000	1,067
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	495
Graphic Packaging International LLC 3.750% due 02/01/2030		400	362
Gray Television, Inc.
5.375% due 11/15/2031		500	267
10.500% due 07/15/2029		300	300
Griffon Corp. 5.750% due 03/01/2028		200	196
Grifols SA
2.250% due 11/15/2027	EUR	100	99
3.875% due 10/15/2028		700	657
Grupo Antolin-Irausa SA
3.500% due 04/30/2028		400	308
10.375% due 01/30/2030		600	523
GYP Holdings Corp. 4.625% due 05/01/2029		$1,050	991
HealthEquity, Inc. 4.500% due 10/01/2029		800	751
Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	598
4.125% due 09/01/2029 þ		200	230
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$800	696
3.750% due 05/01/2029		400	369
Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029		475	448
Hologic, Inc. 3.250% due 02/15/2029		852	771
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		225	229
8.875% due 07/15/2028		550	579
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029		300	314
IGT Lottery Holdings BV 4.250% due 03/15/2030	EUR	700	739
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		$70	68
IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK) 6.750% due 11/15/2029 (a)	EUR	1,800	1,909
Illuminate Buyer LLC 9.000% due 07/01/2028		$400	405
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	306
Imola Merger Corp. 4.750% due 05/15/2029		$800	759
INEOS Quattro Finance 2 PLC 8.500% due 03/15/2029	EUR	375	417

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

IngevityCorp. 3.875% due 11/01/2028		$700	641
Installed Building Products, Inc. 5.750% due 02/01/2028		800	787
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		1,350	1,332
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		834	771
IPD 3 BV 6.261% due 06/15/2031 •	EUR	400	416
IQVIA, Inc. 2.250% due 01/15/2028		1,500	1,497
Italmatch Chemicals SpA 10.000% due 02/06/2028		500	548
Jazz Securities DAC 4.375% due 01/15/2029		$300	284
JELD-WEN, Inc. 7.000% due 09/01/2032		350	325
JetBlue Airways Corp. 9.875% due 09/20/2031		1,500	1,595
Kodiak Gas Services LLC 7.250% due 02/15/2029		500	510
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		1,075	1,036
Kronos Acquisition Holdings, Inc. 10.750% due 06/30/2032		75	69
Kronos International, Inc.
3.750% due 09/15/2025	EUR	197	203
9.500% due 03/15/2029		1,192	1,361
LABL, Inc.
8.625% due 10/01/2031		$600	556
10.500% due 07/15/2027		300	291
Lamar Media Corp. 4.000% due 02/15/2030		400	365
Level 3 Financing, Inc.
4.000% due 04/15/2031		475	376
11.000% due 11/15/2029		841	947
LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK) 7.250% due 10/02/2025 (a)	EUR	63	65
LifePoint Health, Inc.
5.375% due 01/15/2029		$200	176
10.000% due 06/01/2032		700	713
11.000% due 10/15/2030		450	495
Lion 6.303% (EUR003M + 3.625%) due 07/01/2029 ~	EUR	600	625
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		$1,650	1,560
Loarre Investments SARL 6.500% due 05/15/2029	EUR	1,350	1,448
Madison IAQ LLC 5.875% due 06/30/2029		$200	189
MajorDrive Holdings LLC 6.375% due 06/01/2029		75	66
Manuchar Group SARL 7.250% due 06/30/2027	EUR	900	920
Market Bidco Finco PLC 4.750% due 11/04/2027		500	508
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$175	163
Matador Resources Co.
6.250% due 04/15/2033		400	389
6.500% due 04/15/2032		400	396
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		700	715
9.250% due 04/15/2027		400	406
McGraw-Hill Education, Inc. 7.375% due 09/01/2031		600	615
Medline Borrower LP
3.875% due 04/01/2029		1,300	1,205
6.250% due 04/01/2029		400	405
Melco Resorts Finance Ltd. 7.625% due 04/17/2032		325	327
MGM Resorts International 4.625% due 09/01/2026		500	494
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	472
Mineral Resources Ltd. 9.250% due 10/01/2028		350	368
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		250	251
Molina Healthcare, Inc. 3.875% due 11/15/2030		775	690
Monitchem HoldCo 3 SA 8.750% due 05/01/2028	EUR	900	967
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$250	215

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

MundysSpA
1.875% due 07/13/2027	EUR	1,000	1,004
1.875% due 02/12/2028		200	198
Murphy Oil USA, Inc. 3.750% due 02/15/2031		$400	353
MV24 Capital BV 6.748% due 06/01/2034		376	357
NCL Corp. Ltd. 5.875% due 03/15/2026		875	874
NCR Atleos Corp. 9.500% due 04/01/2029		250	271
NCR Voyix Corp. 5.250% due 10/01/2030		200	196
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		750	457
11.750% due 10/15/2028 «		400	352
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	410
NFE Financing LLC 12.000% due 11/15/2029		80	84
Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	800	857
7.500% due 08/21/2026		826	883
Noble Finance LLC 8.000% due 04/15/2030		$1,125	1,137
Nordstrom, Inc. 5.000% due 01/15/2044		300	225
Northriver Midstream Finance LP 6.750% due 07/15/2032		600	604
Novelis Corp. 3.250% due 11/15/2026		450	429
NuStar Logistics LP
5.750% due 10/01/2025		250	251
6.375% due 10/01/2030		500	502
Ocado Group PLC 10.500% due 08/08/2029	GBP	300	382
Odido Group Holding BV 5.500% due 01/15/2030	EUR	200	206
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$725	678
5.375% due 10/01/2029	EUR	500	497
7.250% due 06/15/2031		$500	510
OneSky Flight LLC 8.875% due 12/15/2029		350	351
Ontex Group NV 3.500% due 07/15/2026	EUR	850	878
Open Text Holdings, Inc. 4.125% due 12/01/2031		$550	488
Organon & Co.
2.875% due 04/30/2028	EUR	1,450	1,466
4.125% due 04/30/2028		$800	752
7.875% due 05/15/2034		500	512
Outfront Media Capital LLC 7.375% due 02/15/2031		400	418
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	868
Paramount Global 4.950% due 01/15/2031		400	374
Park River Holdings, Inc. 5.625% due 02/01/2029		100	87
Parkland Corp. 4.625% due 05/01/2030		500	459
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029		400	415
Performance Food Group, Inc. 4.250% due 08/01/2029		600	557
Permian Resources Operating LLC 5.375% due 01/15/2026		1,000	995
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044		400	312
PetSmart, Inc. 7.750% due 02/15/2029		450	436
Picard Groupe SAS 6.375% due 07/01/2029	EUR	400	432
Pinnacle Bidco PLC 8.250% due 10/11/2028		1,600	1,761
Post Holdings, Inc.
4.625% due 04/15/2030		$1,000	923
6.250% due 10/15/2034		600	586
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		700	682
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,016
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		$1,000	1,073

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

RandParent LLC 8.500% due 02/15/2030		300	302
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		1,500	1,489
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031		500	523
Rivian Holdings LLC 10.502% due 10/15/2026 •		1,000	1,007
ROBLOX Corp. 3.875% due 05/01/2030		200	180
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	753
Rossini SARL 6.750% due 12/31/2029	EUR	100	110
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$500	491
5.375% due 07/15/2027		525	522
5.625% due 09/30/2031		600	591
7.500% due 10/15/2027		750	787
RR Donnelley & Sons Co. 9.500% due 08/01/2029		200	203
Sable International Finance Ltd. 7.125% due 10/15/2032		400	393
SCIL LLC 9.500% due 07/15/2028	EUR	300	334
Scripps Escrow, Inc. 3.875% due 01/15/2029		$275	202
Seadrill Finance Ltd. 8.375% due 08/01/2030		1,700	1,735
Seagate HDD Cayman
4.125% due 01/15/2031		253	228
5.750% due 12/01/2034		200	192
9.625% due 12/01/2032		358	403
Sensata Technologies BV 4.000% due 04/15/2029		700	643
Sigma Holdco BV 7.875% due 05/15/2026		200	199
Simmons Foods, Inc. 4.625% due 03/01/2029		550	509
Sirius XM Radio, Inc.
3.875% due 09/01/2031		400	335
4.000% due 07/15/2028		300	277
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		500	517
SM Energy Co. 6.750% due 08/01/2029		600	595
SoftBank Group Corp. 5.000% due 04/15/2028	EUR	925	985
Sotera Health Holdings LLC 7.375% due 06/01/2031		$725	735
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	475
9.375% due 11/30/2029		400	429
9.750% due 11/15/2030		525	582
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		550	429
Stagwell Global LLC 5.625% due 08/15/2029		800	763
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	508
3.375% due 01/15/2031		$1,000	858
5.000% due 02/15/2027		1,000	979
Staples, Inc. 10.750% due 09/01/2029		300	296
Star Parent, Inc. 9.000% due 10/01/2030		450	468
Station Casinos LLC 4.625% due 12/01/2031		600	538
Sunoco LP 7.000% due 05/01/2029		300	308
Surgery Center Holdings, Inc. 7.250% due 04/15/2032		600	613
TeamSystem SpA 6.679% due 07/31/2031 •	EUR	400	417
Techem Verwaltungsgesellschaft mbH 5.375% due 07/15/2029		1,000	1,073
TEGNA, Inc. 5.000% due 09/15/2029		$100	94
Tenet Healthcare Corp. 6.875% due 11/15/2031		325	338
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029		50	47
TGS ASA 8.500% due 01/15/2030		400	411
TK Elevator Holdco GmbH 6.625% due 07/15/2028	EUR	180	187

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

TKElevator Midco GmbH 4.375% due 07/15/2027		541	561
Topaz Solar Farms LLC 5.750% due 09/30/2039		$282	275
TopBuild Corp. 3.625% due 03/15/2029		1,525	1,398
TransDigm, Inc.
6.000% due 01/15/2033		400	392
6.750% due 08/15/2028		400	404
6.875% due 12/15/2030		475	482
Transocean Aquila Ltd. 8.000% due 09/30/2028		454	466
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		500	511
Transocean, Inc. 8.750% due 02/15/2030		425	440
Travel & Leisure Co. 6.625% due 07/31/2026		475	480
TreeHouse Foods, Inc. 4.000% due 09/01/2028		125	114
Trident TPI Holdings, Inc. 12.750% due 12/31/2028		200	221
TriNet Group, Inc. 7.125% due 08/15/2031		600	612
Triton Water Holdings, Inc. 6.250% due 04/01/2029		500	497
Trivium Packaging Finance BV 8.500% due 08/15/2027		300	300
Twilio, Inc. 3.875% due 03/15/2031		300	269
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		125	128
U.S. Renal Care, Inc. 10.625% due 06/28/2028		210	180
UKG, Inc. 6.875% due 02/01/2031		1,300	1,320
United Airlines, Inc.
4.375% due 04/15/2026		800	787
4.625% due 04/15/2029		900	856
United Rentals North America, Inc. 3.750% due 01/15/2032		500	438
Univision Communications, Inc.
4.500% due 05/01/2029		800	717
8.500% due 07/31/2031		725	712
USA Compression Partners LP 7.125% due 03/15/2029		350	357
Valaris Ltd. 8.375% due 04/30/2030		2,075	2,099
Vallourec SACA 7.500% due 04/15/2032		700	726
Var Energi ASA 7.862% due 11/15/2083 •	EUR	300	344
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$300	276
3.875% due 11/01/2033		1,250	1,075
4.125% due 08/15/2031		250	224
Venture Global LNG, Inc.
7.000% due 01/15/2030		1,200	1,219
8.125% due 06/01/2028		900	937
8.375% due 06/01/2031		1,800	1,879
Vertiv Group Corp. 4.125% due 11/15/2028		800	756
VF Corp. 4.250% due 03/07/2029	EUR	700	726
Viavi Solutions, Inc. 3.750% due 10/01/2029		$275	249
Victoria's Secret & Co. 4.625% due 07/15/2029		100	91
Viking Cruises Ltd. 5.875% due 09/15/2027		400	398
Viper Energy Partners LP 5.375% due 11/01/2027		350	347
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,250	1,378
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		500	585
Vital Energy, Inc. 7.875% due 04/15/2032		$250	241
Vmed O2 U.K. Financing PLC 4.500% due 07/15/2031	GBP	700	750
VOC Escrow Ltd. 5.000% due 02/15/2028		$600	587
VZ Secured Financing BV 3.500% due 01/15/2032	EUR	700	674
Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026		600	601

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

3.600% due 11/20/2025	GBP	800	984
8.125% due 08/15/2029		$600	595
Wand NewCo 3, Inc. 7.625% due 01/30/2032		1,000	1,028
Waste Pro USA, Inc. 5.500% due 02/15/2026		450	451
Wayfair LLC 7.250% due 10/31/2029		400	401
WEPA Hygieneprodukte GmbH 2.875% due 12/15/2027	EUR	500	510
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(a)(b)		$658	544
Western Digital Corp. 3.100% due 02/01/2032		425	354
Williams Scotsman, Inc. 6.625% due 06/15/2029		400	405
WR Grace Holdings LLC 5.625% due 08/15/2029		200	184
Wrangler Holdco Corp. 6.625% due 04/01/2032		575	586
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	990
Wynn Resorts Finance LLC
5.125% due 10/01/2029		500	479
7.125% due 02/15/2031		300	313
XPO, Inc. 7.125% due 02/01/2032		325	333
Yinson Boronia Production BV 8.947% due 07/31/2042		625	652
Yum! Brands, Inc.
5.375% due 04/01/2032		325	315
6.875% due 11/15/2037		350	382
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		250	231
ZF Finance GmbH 3.750% due 09/21/2028	EUR	300	296
ZF North America Capital, Inc.
6.875% due 04/14/2028		$350	349
6.875% due 04/23/2032		700	665
Ziggo BV 4.875% due 01/15/2030		300	276
ZipRecruiter, Inc. 5.000% due 01/15/2030		725	654

			226,933

UTILITIES 4.0%
Aethon United BR LP 7.500% due 10/01/2029		575	589
Antero Midstream Partners LP 5.375% due 06/15/2029		350	341
Archrock Partners LP 6.625% due 09/01/2032		400	400
Blue Racer Midstream LLC 7.000% due 07/15/2029		900	920
Calpine Corp. 3.750% due 03/01/2031		400	358
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,350	1,177
CrownRock LP 5.000% due 05/01/2029		500	507
Cullinan Holdco Scsp 4.625% due 10/15/2026	EUR	200	195
Electricite de France SA
5.000% due 01/22/2026 •(f)		1,700	1,780
7.500% due 09/06/2028 •(f)		600	687
9.125% due 03/15/2033 •(f)		$500	565
EP Infrastructure AS
1.698% due 07/30/2026	EUR	500	504
2.045% due 10/09/2028		600	583
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		$200	196
FORESEA Holding SA 7.500% due 06/15/2030		900	868
Hilcorp Energy LP 6.875% due 05/15/2034		375	351
Lightning Power LLC 7.250% due 08/15/2032		400	413
Lorca Telecom Bondco SA 4.000% due 09/18/2027	EUR	1,000	1,038
Telecom Italia SpA 7.875% due 07/31/2028		100	117
Telefonica Europe BV 6.135% due 02/03/2030 •(f)		400	448
TerraForm Power Operating LLC 5.000% due 01/31/2028		$300	289

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

TransAltaCorp. 6.500% due 03/15/2040		100	100
Vodafone Group PLC
5.125% due 06/04/2081 •		500	382
7.000% due 04/04/2079 •		950	974
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		1,200	1,242

			15,024

Total Corporate Bonds & Notes (Cost $292,832)			288,379

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	721

Total Convertible Bonds & Notes (Cost $815)			721

MUNICIPAL BONDS & NOTES 0.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		$400	408

Total Municipal Bonds & Notes (Cost $400)			408

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Notes
3.875% due 09/30/2029 (k)		8,800	8,611
3.875% due 08/15/2034		4,975	4,706
4.125% due 10/31/2029		13,600	13,446
4.125% due 11/30/2029 (i)		3,500	3,461

Total U.S. Treasury Obligations (Cost $30,662)			30,224

SOVEREIGN ISSUES 4.6%
Bundesrepublik Deutschland Bonds 2.600% due 08/15/2034	EUR	1,725	1,823
Canada Government Bond 3.500% due 09/01/2029	CAD	2,500	1,779
Republic of Germany
2.100% due 04/12/2029	EUR	10,200	10,559
2.500% due 10/11/2029		1,400	1,473
Turkey Government International Bond 49.430% (BISTREFI) due 09/06/2028 ~	TRY	13,000	364
United Kingdom Gilt 0.500% due 01/31/2029	GBP	1,400	1,512

Total Sovereign Issues (Cost $18,061)			17,510

		SHARES
COMMON STOCKS 0.8%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc.(c)		51,501	71

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV(c)		294,527	0

ENERGY 0.0%
New Fortress Energy, Inc.«(c)		12,427	171

FINANCIALS 0.2%
Intelsat Emergence SA«(h)		28,420	939

HEALTH CARE 0.5%
Amsurg Equity«(c)(h)		3,438	157
Healogics, Inc.«(c)		44,931	1,552

			1,709

INDUSTRIALS 0.1%
CHC Group LLC(c)		3,887	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

SpiritAirlines, Inc.«(c)(h)	210,152	210

		210

Total Common Stocks (Cost $8,018)		3,100

WARRANTS 0.0%
CONSUMER STAPLES 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028	3,087	0

Total Warrants (Cost $200)		0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
ADLER Group SA«(c)	173,624	0
Dresdner Funding Trust 8.151% due 06/30/2031	300,000	329

Total Preferred Securities (Cost $318)		329

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
U.S. TREASURY BILLS 1.7%
4.537% due 02/06/2025 (d)(e)	$6,700	6,672

Total Short-Term Instruments (Cost $6,671)		6,672

Total Investments in Securities (Cost $384,267)		373,823

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	20,481	199

Total Short-Term Instruments (Cost $199)		199

Total Investments in Affiliates (Cost $199)		199

Total Investments 98.4% (Cost $384,466)		$374,022
Financial Derivative Instruments(j)(l)0.4%(Cost or Premiums, net $3,862)		1,532
Other Assets and Liabilities, net 1.2%		4,511

Net Assets 100.0%		$380,065

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$144	$157	0.04%
Intelsat Emergence SA	09/11/2013 - 02/23/2024	2,215	939	0.25
Spirit Airlines, Inc.	12/17/2024	210	210	0.05

$2,569	$1,306	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	0.500%	12/20/2024	TBD(2)	EUR	(478)	$(496)
DEU	4.600	12/30/2024	01/03/2025	$(1,388)	(1,388)

Total Reverse Repurchase Agreements	$(1,884)

(i)	Securities with an aggregate market value of $1,878 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,860) at a weighted average interest rate of 2.267%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2027	1.060%	$800	$(6)	$95	$89	$1	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.148	500	38	32	70	1	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.014	EUR	1,900	303	133	436	0	(2)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

FordMotor Credit Co. LLC	5.000	Quarterly	12/20/2027	0.878	$500	50	8	58	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.049	550	45	26	71	0	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.660	300	(7)	49	42	0	0

$423	$343	$766	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$45,600	$3,467	$125	$3,592	$40	$0

Total Swap Agreements	$3,890	$468	$4,358	$42	$(2)

(k)	Securities with an aggregate market value of $727 and cash of $4,688 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	CNH	16,734	$2,307	$26	$0
BOA	01/2025	IDR	21,989,548	1,352	0	(8)
01/2025	$787	GBP	617	0	(14)
03/2025	1,352	IDR	22,061,217	4	0
BPS	01/2025	CAD	6,316	$4,493	98	0
01/2025	CHF	1,370	1,551	40	0
01/2025	EUR	504	532	9	0
01/2025	$379	CNH	2,770	0	(2)
01/2025	1,536	ZAR	27,614	0	(74)
03/2025	ILS	718	$200	2	0
05/2025	CNH	2,757	379	2	0
BRC	01/2025	EUR	1,109	1,165	16	0
01/2025	GBP	6,871	8,650	49	0
01/2025	TWD	74,686	2,300	29	0
01/2025	$1,757	EUR	1,669	0	(27)
01/2025	1,544	PLN	6,299	0	(20)
01/2025	325	TRY	11,749	3	0
02/2025	462	17,401	9	0
03/2025	TRY	13,815	$360	0	(4)
03/2025	$50	TRY	1,889	1	0
CBK	01/2025	AUD	1,652	$1,059	36	0
01/2025	$1,324	CAD	1,905	2	0
DUB	01/2025	KRW	3,070,006	$2,150	71	0
GLM	01/2025	$1,550	IDR	24,734,900	0	(20)
JPM	01/2025	IDR	2,699,803	$166	0	(1)
01/2025	$166	IDR	2,699,803	1	0
02/2025	62	TRY	2,510	6	0
05/2025	174	7,610	18	0
MBC	01/2025	EUR	75,625	$79,680	1,306	0
01/2025	$199	CNH	1,454	0	(1)
01/2025	1,558	EUR	1,480	0	(25)
01/2025	2,300	INR	195,586	0	(18)
05/2025	CNH	1,447	$199	1	0
UAG	02/2025	$12	TRY	508	1	0
08/2025	32	1,413	1	0

Total Forward Foreign Currency Contracts	$1,731	$(214)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTENOPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	200	$(6)	$(3)
Call - OTC USD versus TRY	51.750	08/11/2025	200	(5)	(4)

Total Written Options	$(11)	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Eutelsat SA	5.000%	Quarterly	12/20/2025	10.025%	EUR	400	$(17)	$(1)	$0	$(18)

Total Swap Agreements	$(17)	$(1)	$0	$(18)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,648	$3,832	$26,480
Corporate Bonds & Notes
Banking & Finance	0	46,422	0	46,422
Industrials	0	225,551	1,382	226,933
Utilities	0	15,024	0	15,024
Convertible Bonds & Notes
Industrials	0	721	0	721
Municipal Bonds & Notes
Arizona	0	408	0	408
U.S. Treasury Obligations	0	30,224	0	30,224
Sovereign Issues	0	17,510	0	17,510
Common Stocks
Communication Services	71	0	0	71
Energy	0	0	171	171
Financials	0	0	939	939
Health Care	0	0	1,709	1,709
Industrials	0	0	210	210
Preferred Securities
Banking & Finance	0	329	0	329
Short-Term Instruments
U.S. Treasury Bills	0	6,672	0	6,672

$71	$365,509	$8,243	$373,823
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$199	$0	$0	$199

Total Investments	$270	$365,509	$8,243	$374,022

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	42	0	42
Over the counter	0	1,731	0	1,731

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2024 (Unaudited)

				$0			$1,773	$0	$1,773
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0			(2)	0	(2)
Over the counter				0			(239)	0	(239)

				$0			$(241)	$0	$(241)

Total Financial Derivative Instruments				$0			$1,532	$0	$1,532

Totals				$270			$367,041	$8,243	$375,554

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,617	$2,641	$(2,115)	$4	$0	$94	$4	$(413)	$3,832	$88
Corporate Bonds & Notes
Industrials	29	0	0	0	0	0	1,353	0	1,382	0
Common Stocks
Communication Services	17	0	(11)	0	(212)	206	0	0	0	0
Energy	0	0	0	0	0	171	0	0	171	171
Financials	780	0	0	0	0	159	0	0	939	159
Health Care	2,364	0	0	0	0	(655)	0	0	1,709	(655)
Industrials	0	210	0	0	0	0	0	0	210	0

Totals	$6,807	$2,851	$(2,126)	$4	$(212)	$(25)	$1,357	$(413)	$8,243	$(237)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$102	Comparable Companies			EBITDA Multiple		X	13.750	—
		1,037	Discounted Cash Flow			Discount Rate			7.630 - 25.430	10.595
		4	Expected Recovery			Recovery Rate			15.419	—
		409	Indicative Market Quotation			Broker Quote			82.000	—
		2,280	Third Party Vendor			Broker Quote			99.188 - 100.250	99.671
Corporate Bonds & Notes
Industrials		544	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	1.000/9.750	—
		29	Expected Recovery			Price			1.630	—
		457	Indicative Market Quotation			Broker Quote			61.000	—
		352	Other Valuation Techniques(2)			-			-	—
Common Stocks
Energy		171	Reference Instrument			Stock Price w/Liquidity Discount			9.000	—
Financials		939	Comparable Companies			EBITDA Multiple		X	4.600	—
Health Care		1,709	Comparable Companies			EBITDA Multiple		X	9.230 - 13.750	9.646
Industrials		210	Other Valuation Techniques(2)			-			-	—

Total		$8,243

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
AI Silk Midco Ltd. 8.101% (EUR006M + 4.750%) due 03/04/2031 ~	EUR	24,500	$25,357
Aligned Data Centers International LP 8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$468,600	466,767
Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	14,555	12,333
10.147% due 08/15/2028 ~		$96,004	77,355
American Airlines, Inc. 9.629% due 04/20/2028 ~		46,684	48,005
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		7,892	7,897
Broadcom, Inc. 5.463% due 08/14/2026 «~		79,467	79,268
Carnival Corp. 7.107% due 10/18/2028 ~		24,834	25,043
Charter Communications Operating LLC 6.781% due 12/15/2031 ~		6,035	6,029
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		7,300	7,320
Databricks, Inc.
TBD% due 12/20/2030 «µ		48,024	47,784
TBD% due 12/20/2030 «		216,976	215,891
DirecTV Financing LLC 9.847% due 08/02/2027 ~		12,871	12,937
Encina Private Credit LLC TBD% due 11/30/2025 «µ		40,411	39,702
Envision Healthcare Corp.
11.382% due 07/20/2026 «~		173,078	173,078
12.507% due 11/03/2028 ~		723,842	734,700
Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		5,733	5,733
TBD% due 09/13/2029 «~		54,852	55,720
Hudson's Bay Co. TBD% due 04/03/2026		24,090	24,090
iHeartCommunications, Inc. 7.687% due 05/01/2026 ~		2,639	2,359
Lealand Finance Co. BV
7.471% due 06/30/2027 ~		2,410	1,229
8.472% due 12/31/2027 ~		6,311	2,540
MH SUB I LLC 8.607% due 05/03/2028 ~		2,801	2,805
Ocs Group Holdings Ltd. TBD% due 11/27/2031 «~	GBP	23,300	28,932
Poseidon Bidco SASU 7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	235,200	159,104
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(m)		35,500	36,773
Project Hudson II 7.730% due 05/29/2026 «		$75,800	76,937
Project Luminous
7.809% (EUR006M + 5.500%) due 12/15/2025 «~(m)		50,299	48,116
7.809% (TSFR3M + 3.500%) due 12/15/2027 «~(m)		6,712	6,421
Project Quasar Pledgco SLU 6.137% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	85,300	82,763
SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~		118,900	121,555
10.085% due 03/29/2030 ~		$212,887	203,573
Softbank Vision Fund II 6.000% due 12/23/2025 «~		435,364	429,785
Subcalidora 2 SARL 8.433% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	134,841
Syniverse Holdings, Inc. 11.329% due 05/13/2027 ~		$55,915	56,154
Thames Water Utilities Ltd. TBD% due 11/30/2025 «~µ	GBP	88,748	88,327
TransDigm, Inc.
6.829% due 02/28/2031 ~		$77,354	77,574
7.079% due 03/22/2030 ~		19,898	19,982
Turkiye Vakiflar Bankasi TAO 6.481% (EUR003M + 5.750%) due 12/15/2028 «~	EUR	20,200	21,367
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~		$24,456	22,969

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

UpfieldBV 8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	241,600	250,882
Westmoreland Coal Co. 8.000% due 03/15/2029		$4,424	2,765
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		2,334	2,300

Total Loan Participations and Assignments (Cost $4,010,873)			3,945,062

CORPORATE BONDS & NOTES 8.5%
BANKING & FINANCE 3.8%
Adler Financing SARL 12.500% due 12/31/2028 (d)	EUR	1,974	2,115
Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$33,700	35,206
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		34,840	36,965
Ambac Assurance Corp. 5.100% due 12/31/2099 (k)		352	487
American Assets Trust LP 3.375% due 02/01/2031		31,150	27,116
Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		5,200	5,200
14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		13,000	13,611
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		115,420	107,084
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	61,878
2.625% due 04/28/2025		10,922	11,282
Banco Santander SA
4.250% due 04/11/2027		$28,400	27,914
6.527% due 11/07/2027 •		95,200	97,958
6.607% due 11/07/2028		61,400	64,626
Bank of America Corp. 5.202% due 04/25/2029 •		14,200	14,270
Bank of Nova Scotia 4.900% due 06/04/2025 •(k)(l)		2,702	2,681
Barclays PLC
4.972% due 05/16/2029 •		54,550	54,058
5.674% due 03/12/2028 •		20,700	20,965
5.690% due 03/12/2030 •		57,200	57,774
6.224% due 05/09/2034 •		138,162	141,975
6.490% due 09/13/2029 •		25,800	26,842
6.496% due 09/13/2027 •		61,100	62,591
6.692% due 09/13/2034 •		49,800	52,824
7.437% due 11/02/2033 •		22,148	24,378
Bayou Re Ltd.
12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		5,800	6,217
22.784% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		6,700	7,675
Blue Ridge Re Ltd. 9.534% (T-BILL 3MO + 5.250%) due 01/08/2031 ~		22,908	23,366
BNP Paribas SA
2.871% due 04/19/2032 •		15,400	13,098
5.497% due 05/20/2030 •		40,200	40,268
Bonanza RE Ltd. 4.284% (T-BILL 3MO) due 01/08/2026 ~		2,500	2,000
BPCE SA
5.203% due 01/18/2027		18,100	18,193
5.716% due 01/18/2030 •		34,200	34,390
5.936% due 05/30/2035 •		8,600	8,528
6.612% due 10/19/2027 •		28,400	29,115
6.714% due 10/19/2029 •		66,000	68,688
7.003% due 10/19/2034 •		42,300	45,100
CaixaBank SA
6.684% due 09/13/2027 •		41,400	42,500
6.840% due 09/13/2034 •		41,000	43,623
Cape Lookout Re Ltd. 12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		9,550	9,940
Charles River Re Ltd. 11.064% due 05/10/2031 •		2,700	2,779
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	476
4.450% due 08/17/2026 ^(e)		3,500	451
4.800% due 05/17/2028 ^(e)		1,300	171
5.250% due 05/13/2026 ^(e)		2,200	289
5.950% due 10/20/2025 ^(e)		2,600	339
6.000% due 07/16/2025 ^(e)		4,300	550
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	25,863
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,884
3.125% due 10/22/2025 ^(e)		26,950	2,673
3.875% due 10/22/2030 ^(e)		18,050	1,895
4.800% due 08/06/2030 ^(e)		2,100	222
5.125% due 01/17/2025 ^(e)		6,100	633

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.400% due 05/27/2025 ^(e)		3,400	361
5.625% due 01/14/2030 ^(e)		1,300	137
6.150% due 09/17/2025 ^(e)		1,900	200
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	65,500	18,048
Credit Agricole SA 6.316% due 10/03/2029 •		$7,900	8,166
Credit Suisse AG AT1 Claim		285,346	35,668
Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,666
5.705% due 03/01/2030 •		18,300	18,570
Deloitte LLP
5.250% due 01/30/2030 «(m)		37,300	37,066
5.410% due 01/30/2032 «(m)		36,700	36,404
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	2,099
1.750% due 11/19/2030 •		5,400	5,159
2.552% due 01/07/2028 •		$8,850	8,420
3.035% due 05/28/2032 •		79,124	67,851
3.547% due 09/18/2031 •		146,147	131,272
5.000% due 09/05/2030 •	EUR	6,000	6,616
6.720% due 01/18/2029 •		$6,776	7,038
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		32,100	32,232
EPR Properties
4.500% due 06/01/2027		500	492
4.750% due 12/15/2026		2,445	2,426
4.950% due 04/15/2028		3,980	3,916
Essential Properties LP 2.950% due 07/15/2031		7,800	6,652
Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		49,280	51,379
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		48,900	50,900
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		31,200	32,342
FFC Senior Notes Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		47,248	39,598
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	37,698
2.900% due 02/16/2028		13,750	12,697
4.125% due 08/17/2027		2,700	2,612
4.950% due 05/28/2027		3,700	3,668
6.125% due 03/08/2034		4,000	3,916
GLP Capital LP
3.250% due 01/15/2032		4,800	4,126
4.000% due 01/15/2031		5,300	4,852
5.250% due 06/01/2025		6,166	6,168
5.300% due 01/15/2029		29,811	29,712
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028 (o)		26,267	25,070
Hexagon RE Ltd. 11.719% (EUR003M + 8.500%) due 01/07/2031 ~	EUR	21,312	22,356
HSBC Holdings PLC
3.973% due 05/22/2030 •		$38,700	36,551
4.041% due 03/13/2028 •		11,280	11,046
4.583% due 06/19/2029 •		73,000	71,559
6.254% due 03/09/2034 •		56,300	58,450
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	204
3.950% due 11/01/2027 (o)		5,200	4,519
4.650% due 04/01/2029		700	528
5.950% due 02/15/2028 (o)		8,000	6,835
Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		16,150	17,452
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		7,600	6,992
Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	47,813
7.800% due 11/28/2053		16,700	18,699
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		21,700	20,763
KBC Group NV 5.796% due 01/19/2029 •		900	915
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	1,768	1,822
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$6,121	6,326
Lloyds Banking Group PLC
5.462% due 01/05/2028 •		57,700	58,196
5.679% due 01/05/2035 •		65,400	65,165
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		25,200	28,165
MMcapS Funding Ltd.
4.878% (US0003M + 0.290%) due 12/26/2039 ~		15,318	14,897
6.488% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,585
National Health Investors, Inc. 3.000% due 02/01/2031		6,600	5,674

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

NationwideBuilding Society
2.972% due 02/16/2028 •		342	327
3.960% due 07/18/2030 •(o)		57,892	54,868
4.302% due 03/08/2029 •		79,100	76,868
6.557% due 10/18/2027 •		30,400	31,204
Nature Coast Re Ltd. 14.314% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		22,346	23,163
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,137
4.445% due 05/08/2030 •		163,400	157,699
4.892% due 05/18/2029 •		13,000	12,878
5.076% due 01/27/2030 •		177,653	175,962
5.583% due 03/01/2028 •		42,300	42,823
5.713% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,518
5.778% due 03/01/2035 •		69,000	69,573
6.016% due 03/02/2034 •(o)		23,300	23,880
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	43,198
2.750% due 03/09/2028		40,800	37,112
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	46,806
Orange Capital RE DAC
3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	2,400	2,492
10.765% (EUR003M + 7.500%) due 01/08/2027 ~		19,700	20,612
Palm RE Ltd. 13.814% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		$1,700	1,780
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)		142,178	96,323
Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		16,100	16,742
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		73,700	76,792
Preferred Term Securities Ltd.
4.920% (US0003M + 0.300%) due 03/22/2037 ~		44,540	40,866
4.920% (US0003M + 0.300%) due 09/22/2037 ~		87	78
4.920% (US0003M + 0.300%) due 12/22/2037 ~		10,625	9,642
4.930% (US0003M + 0.310%) due 12/22/2036 ~		49,379	48,885
4.970% (US0003M + 0.350%) due 06/22/2037 ~		48,367	40,749
4.990% (US0003M + 0.370%) due 09/22/2037 ~		42,221	35,043
5.000% (US0003M + 0.380%) due 12/22/2036 ~		1,318	1,044
5.000% (US0003M + 0.380%) due 03/22/2037 ~		46,207	37,543
5.010% (US0003M + 0.400%) due 06/23/2035 ~		9,404	8,839
5.010% (US0003M + 0.390%) due 12/22/2036 ~		2,921	2,388
5.020% (US0003M + 0.400%) due 09/22/2036 ~		28,732	26,362
5.020% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,784
5.020% (US0003M + 0.400%) due 03/22/2038 ~		68,348	63,554
5.037% (US0003M + 0.380%) due 09/23/2035 ~		18	18
5.050% (US0003M + 0.430%) due 12/22/2035 ~		28,662	25,796
5.070% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,374
5.110% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,430
5.137% (US0003M + 0.480%) due 09/23/2035 ~		14,943	13,747
5.220% (US0003M + 0.600%) due 03/22/2038 ~		16,922	12,903
5.237% (US0003M + 0.580%) due 03/23/2035 ~		12,258	11,462
5.240% (US0003M + 0.620%) due 12/22/2036 ~		31,055	24,611
5.407% (US0003M + 0.750%) due 09/23/2035 ~		20,535	16,274
5.490% (US0003M + 0.880%) due 12/24/2033 ~		2,703	2,619
5.520% (US0003M + 0.900%) due 03/22/2038 ~		14,436	14,328
5.780% (US0003M + 0.860%) due 07/03/2033 ~		915	915
5.820% (US0003M + 0.900%) due 01/03/2033 ~		5,289	5,222
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		20,100	20,910
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	3,800	4,014
Ripon Investments Financing Ltd. 0.000% due 02/25/2025(m)	GBP	1,505	1,884
RNHB BV
0.000% due 10/28/2025 «~	EUR	13,726	14,137
0.000% due 01/28/2026 «~		14,872	15,038
0.000% due 07/28/2026 «~		23,920	23,312
0.000% due 01/28/2027 «~		21,734	21,812
0.000% due 03/01/2027 «~		11,917	12,520
0.000% due 10/28/2027 «~		22,829	22,886
0.000% due 04/28/2028 «~		11,438	12,030
0.000% due 10/28/2028 «~		22,876	27,587
Sabine Re Ltd. 12.534% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$6,600	6,824
Santander Holdings USA, Inc. 4.500% due 07/17/2025		16,830	16,784
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,524
3.823% due 11/03/2028 •		31,580	30,424
6.534% due 01/10/2029 •		103,000	106,184
SLM Student Loan Trust 3.436% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	463	464
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	25,033
6.447% due 01/12/2027 •		83,300	84,305

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.691% due 01/10/2034 •		131,700	135,274
Sun Communities Operating LP 5.500% due 01/15/2029		12,300	12,393
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		684	92
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		686	88
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		1,375	164
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		2,067	229
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		2,072	213
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		976	94
Taranis Reinsurance DAC
9.219% (EUR003M + 6.000%) due 01/07/2031 ~	EUR	13,300	13,769
11.388% (EUR003M + 8.250%) due 01/08/2031 ~		18,600	19,760
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		$19,800	19,793
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (d)	EUR	2,955	1,042
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$15,100	15,860
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		8,900	9,202
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		5,400	5,630
Trafford Centre Finance Ltd. 5.618% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	6,806
U.S. Capital Funding Ltd. 5.218% due 07/10/2043 •		$38,916	32,397
UBS AG
1.250% due 08/07/2026		2,900	2,745
7.500% due 02/15/2028		242,450	259,683
UBS Group AG
3.091% due 05/14/2032 •		126,092	109,725
3.250% due 04/02/2026 •	EUR	17,100	17,712
3.869% due 01/12/2029 •		$7,400	7,129
4.194% due 04/01/2031 •		36,569	34,570
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	27,000	27,981
5.428% due 02/08/2030 •		$33,800	34,027
5.959% due 01/12/2034 •		130,900	133,895
6.246% due 09/22/2029 •		92,400	95,767
6.327% due 12/22/2027 •		95,300	97,804
6.373% due 07/15/2026 •		65,500	65,979
6.442% due 08/11/2028 •		149,385	154,396
6.537% due 08/12/2033 •		212,800	225,694
7.750% due 03/01/2029 •	EUR	50,100	59,155
9.016% due 11/15/2033 •		$34,450	41,621
UniCredit SpA 2.569% due 09/22/2026 •		11,513	11,293
Uniti Group LP
4.750% due 04/15/2028		22,123	20,758
10.500% due 02/15/2028		12,975	13,848
Ursa Re Ltd.
9.784% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		38,700	40,471
13.034% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		49,500	52,510
VICI Properties LP
3.875% due 02/15/2029		5,805	5,474
4.500% due 09/01/2026		16,083	15,951
4.500% due 01/15/2028		3,495	3,421
4.625% due 06/15/2025		4,435	4,424
5.750% due 02/01/2027		12,316	12,431
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		17,914	0
Wells Fargo & Co. 2.393% due 06/02/2028 •		5,800	5,464
Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	400	416
Winston RE Ltd. 16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,800	4,958
Yellow Tulip Assetco BV 1.500% due 07/30/2036 «	EUR	45,750	48,059
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «~		47,123	46,658

			6,527,165

INDUSTRIALS 3.3%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$28,849	28,647
Altice France SA
3.375% due 01/15/2028	EUR	8,706	6,852
4.125% due 01/15/2029		1,200	944
5.125% due 01/15/2029		$7,800	5,918
5.125% due 07/15/2029		27,247	20,434
5.500% due 01/15/2028		42,930	31,816

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 10/15/2029		25,165	18,975
5.875% due 02/01/2027	EUR	2,500	2,087
8.125% due 02/01/2027		$42,440	34,452
Amdocs Ltd. 2.538% due 06/15/2030		23,200	20,175
American Airlines Pass-Through Trust
2.875% due 01/11/2036		26,506	23,209
3.000% due 04/15/2030		15,887	14,844
3.150% due 08/15/2033		1,361	1,234
3.200% due 12/15/2029		8,761	8,287
3.350% due 04/15/2031		18,954	17,789
3.375% due 11/01/2028		32,763	31,322
3.575% due 07/15/2029		8,063	7,764
3.600% due 03/22/2029		2,938	2,841
3.650% due 12/15/2029		3,148	2,949
3.650% due 08/15/2030		10,325	9,843
3.700% due 04/01/2028		13,899	13,525
4.000% due 01/15/2027		1,145	1,133
BAT Capital Corp.
6.343% due 08/02/2030		10,250	10,782
6.421% due 08/02/2033		8,450	8,935
Bayer U.S. Finance LLC 6.375% due 11/21/2030		10,300	10,600
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		2,098	1,622
Boeing Co.
2.196% due 02/04/2026		13,187	12,796
6.298% due 05/01/2029		28,204	29,249
6.388% due 05/01/2031		28,100	29,393
6.528% due 05/01/2034		16,300	17,084
British Airways Pass-Through Trust
2.900% due 09/15/2036		11,929	10,551
3.300% due 06/15/2034		2,259	2,076
3.800% due 03/20/2033		3,941	3,779
4.250% due 05/15/2034		10,984	10,439
Broadcom, Inc.
2.450% due 02/15/2031		86,400	74,545
2.600% due 02/15/2033		26,905	22,252
3.187% due 11/15/2036		13,849	11,162
3.419% due 04/15/2033		13,531	11,851
3.469% due 04/15/2034		62,705	54,372
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (d)		235,450	247,105
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		267,934	307,242
CDW LLC
2.670% due 12/01/2026		64,300	61,717
3.276% due 12/01/2028		16,500	15,380
3.569% due 12/01/2031		51,800	46,142
CLN Magnetto Group 8.606% due 10/25/2031 «~		148,000	148,148
CVS Pass-Through Trust
4.163% due 08/11/2036		4,745	4,262
5.773% due 01/10/2033		3,621	3,608
5.880% due 01/10/2028		509	511
7.507% due 01/10/2032		3,151	3,319
DISH DBS Corp.
5.250% due 12/01/2026		243,097	221,419
5.750% due 12/01/2028		232,493	199,216
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,107
4.950% due 05/15/2028		4,355	4,350
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (d)		10,946	1,833
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		24,600	16,851
4.950% due 02/06/2028		15,900	10,494
7.288% due 08/16/2037		30,730	24,584
8.625% due 04/28/2034		141,090	109,344
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,111	1,354
6.646% (BP0003M + 1.800%) due 12/15/2034 ~		427	469
Imperial Brands Finance PLC 3.500% due 07/26/2026		$3,625	3,549
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (o)		562,314	520,069
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,286	1,990
4.000% due 05/15/2034		52,416	49,389
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	82,400	83,654
Mitchells & Butlers Finance PLC
5.126% (US0003M + 0.450%) due 12/15/2030 ~		$29	28
6.013% due 12/15/2030	GBP	4,079	5,066
National Football League 5.480% due 10/05/2028 «(m)		$76,800	77,024

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

NissanMotor Co. Ltd.
3.522% due 09/17/2025		6,710	6,615
4.345% due 09/17/2027		74,963	72,203
4.810% due 09/17/2030		212,402	199,796
NPC Ukrenergo 6.875% due 11/09/2028		3,480	2,384
Petroleos de Venezuela SA
5.375% due 04/12/2027		105,630	11,514
5.500% due 04/12/2037		117,045	12,099
6.000% due 11/15/2026		54,167	5,690
6.000% due 05/16/2034		87,600	9,201
9.750% due 05/17/2035		43,640	4,910
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	6,871
5.950% due 01/28/2031		$176,125	148,875
6.700% due 02/16/2032		412,739	359,378
6.750% due 09/21/2047		71,382	49,126
6.950% due 01/28/2060		57,150	39,284
7.690% due 01/23/2050		16,197	12,232
Prime Property Development Corp. Ltd.
5.250% due 09/30/2029 «(m)		34,500	33,801
5.440% due 09/30/2031 «(m)		34,500	33,665
Prosus NV
1.288% due 07/13/2029	EUR	19,700	18,515
1.985% due 07/13/2033		26,300	23,311
2.085% due 01/19/2030		27,600	26,727
2.778% due 01/19/2034		20,944	19,552
3.061% due 07/13/2031		$47,100	39,576
4.193% due 01/19/2032		28,000	24,993
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	4,691
4.625% due 02/16/2026	EUR	45,275	47,639
5.750% due 10/15/2027	GBP	43,671	55,532
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)		60,389	52,921
Saudi Arabian Oil Co.
5.250% due 07/17/2034		$39,400	38,913
5.750% due 07/17/2054		52,300	49,003
5.875% due 07/17/2064		66,200	61,845
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031		130	116
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		1,717	1,716
5.152% due 09/20/2029		20,192	20,282
Syngenta Finance NV 4.892% due 04/24/2025		7,934	7,927
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	31,400	24,059
1.250% due 01/31/2032		9,800	7,530
1.604% due 12/23/2027		$11,200	8,006
2.375% due 04/22/2040	GBP	6,300	5,795
2.625% due 01/24/2032		23,700	22,112
3.500% due 02/25/2028		9,100	8,723
4.000% due 04/18/2027	EUR	11,700	9,295
4.375% due 01/18/2031		41,600	33,180
4.375% due 07/03/2034	GBP	27,175	26,308
4.625% due 06/04/2046		29,100	28,262
5.125% due 09/28/2037		14,500	14,331
5.500% due 02/11/2041		52,700	52,000
6.500% due 02/09/2032		3,000	3,027
7.125% due 04/30/2031		6,800	6,949
7.750% due 04/30/2044		25,300	26,527
9.750% due 04/30/2028 «		107,469	125,795
Times Square Hotel Trust 8.528% due 08/01/2026		$390	392
Topaz Solar Farms LLC
4.875% due 09/30/2039		8,285	7,747
5.750% due 09/30/2039		61,471	59,950
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		952	943
U.S. Renal Care, Inc. 10.625% due 06/28/2028		5,107	4,379
United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,266	7,323
3.500% due 09/01/2031		3,124	2,923
4.000% due 10/11/2027		2,457	2,430
4.150% due 02/25/2033		3,351	3,206
5.875% due 04/15/2029		104,631	106,952
Valaris Ltd. 8.375% due 04/30/2030		1,556	1,574
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		21,870	20,109
3.875% due 11/01/2033		10,800	9,286
4.125% due 08/15/2031		10,300	9,232
Venture Global LNG, Inc.
7.000% due 01/15/2030		44,500	45,210

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

8.125% due 06/01/2028		115,500	120,242
8.375% due 06/01/2031		37,075	38,705
9.500% due 02/01/2029		187,900	207,797
9.875% due 02/01/2032		108,250	118,848
Volkswagen Group of America Finance LLC 5.300% due 03/22/2027		100,000	100,145
Woodside Finance Ltd. 5.100% due 09/12/2034		61,300	58,355
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,440	1,416

			5,628,718

UTILITIES 1.4%
FORESEA Holding SA 7.500% due 06/15/2030		3,358	3,238
Gazprom PJSC Via Gaz Finance PLC 1.500% due 02/17/2027	EUR	137,850	86,389
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		$93,400	48,101
Gazprom PJSC Via Gaz Finance PLC 3.000% due 06/29/2027		12,000	7,620
ONEOK, Inc.
4.750% due 10/15/2031		56,300	54,484
5.050% due 11/01/2034		32,800	31,391
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	41,089
2.500% due 02/01/2031		45,059	38,556
2.950% due 03/01/2026		69,389	67,882
3.000% due 06/15/2028		85,600	80,242
3.150% due 01/01/2026		218,783	215,062
3.250% due 06/01/2031		86,160	76,514
3.300% due 03/15/2027		83,737	80,857
3.300% due 12/01/2027		164,659	157,376
3.450% due 07/01/2025		135,506	134,474
3.500% due 06/15/2025		104,124	103,406
3.500% due 08/01/2050		46,377	31,809
3.750% due 07/01/2028		176,652	169,161
3.750% due 08/15/2042		3,502	2,640
3.950% due 12/01/2047		3,869	2,893
4.000% due 12/01/2046		45,023	34,058
4.200% due 03/01/2029		65,400	63,250
4.250% due 03/15/2046		60,021	47,562
4.300% due 03/15/2045		37,669	30,180
4.400% due 03/01/2032		67,000	63,106
4.450% due 04/15/2042		50,762	42,170
4.500% due 07/01/2040		22,432	19,391
4.550% due 07/01/2030 (o)		346,519	335,602
4.600% due 06/15/2043		47,354	40,000
4.650% due 08/01/2028		19,885	19,611
4.750% due 02/15/2044		33,365	28,574
4.950% due 06/08/2025		31,400	31,417
4.950% due 07/01/2050		38,439	33,424
5.450% due 06/15/2027		17,500	17,718
5.900% due 06/15/2032		20,000	20,543
Peru LNG SRL 5.375% due 03/22/2030		1,283	1,184
Rio Oil Finance Trust
8.200% due 04/06/2028		16,557	17,017
9.750% due 01/06/2027		9,444	9,806
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	29,999
Sprint LLC 7.625% due 03/01/2026		14,000	14,320
System Energy Resources, Inc. 2.140% due 12/09/2025		26,100	25,402

			2,357,518

Total Corporate Bonds & Notes (Cost $15,140,109)			14,513,401

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		56,500	38,137

Total Convertible Bonds & Notes (Cost $55,865)			38,137

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		5,190	4,822
3.850% due 06/01/2050		3,295	2,986

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.214% due 06/01/2050	26,895	19,950

		27,758

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	22,626	23,469
6.725% due 04/01/2035	6,177	6,430
7.350% due 07/01/2035	16,846	17,972

		47,871

Total Municipal Bonds & Notes (Cost $84,682)		75,629

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	421
1.167% due 03/25/2041 •(a)	1,862	148
1.317% due 11/25/2049 •(a)	18,575	2,085
1.347% due 06/25/2037 •(a)	313	28
1.367% due 03/25/2037 - 03/25/2049 •(a)	6,109	622
1.387% due 12/25/2036 - 02/25/2037 •(a)	1,014	66
1.417% due 04/25/2037 •(a)	494	46
1.427% due 04/25/2037 •(a)	721	52
1.467% due 08/25/2035 - 02/25/2043 •(a)	3,066	272
1.617% due 01/25/2038 •(a)	1,232	96
1.667% due 01/25/2040 •(a)	1,238	85
1.697% due 03/25/2037 •(a)	1,499	122
1.717% due 05/25/2037 •(a)	442	33
1.727% due 06/25/2037 •(a)	1,745	176
1.757% due 04/25/2037 •(a)	1,131	115
1.767% due 12/25/2037 - 10/25/2039 •(a)	1,042	88
1.867% due 10/25/2036 - 06/25/2040 •(a)	1,163	100
1.917% due 11/25/2035 •(a)	76	1
1.967% due 11/25/2036 •(a)	325	14
2.017% due 03/25/2036 •(a)	557	38
2.107% due 04/25/2037 •(a)	792	91
2.317% due 02/25/2038 •(a)	3,559	376
2.500% due 04/25/2042 - 08/25/2042	11,731	11,136
2.517% due 02/25/2037 •(a)	284	30
3.000% due 06/25/2027 - 06/25/2042 (a)	9,243	319
3.564% due 04/01/2027 •	14	14
4.000% due 07/01/2041 - 01/01/2059	4,389	4,120
4.000% due 12/25/2042 - 12/25/2047 (a)	1,094	107
4.446% due 03/25/2038 •	287	287
4.500% due 12/25/2039 - 07/25/2040	3,052	2,968
4.500% due 12/25/2042 (a)	780	128
4.547% due 03/01/2033 •	4	4
4.563% due 09/25/2031 •	593	588
4.585% due 12/01/2027 •	1	1
4.904% due 09/01/2030 •	2	2
4.909% due 12/25/2036 •	17	17
4.969% due 03/25/2034 •	2	2
4.999% due 08/25/2034 •	1	1
5.000% due 08/25/2033 - 06/25/2043	14,436	14,505
5.033% due 03/25/2044 •	2	2
5.083% due 06/25/2029 - 08/25/2036 •	7	7
5.133% due 06/25/2049 •	3,810	3,738
5.395% due 09/01/2031 •	29	29
5.464% due 04/01/2028 •	2	2
5.500% due 11/25/2032 - 06/01/2048	4,513	4,549
5.754% due 12/25/2050 •	14,195	14,181
5.840% due 12/01/2035 •	12	12
5.891% due 02/01/2034 •	228	231
5.945% due 02/01/2032 •	1	1
6.000% due 06/25/2029 - 09/25/2031	493	502
6.128% due 10/01/2044 •	1	1
6.328% due 10/01/2040 •	8	9
6.340% due 12/01/2033 •	7	7
6.365% due 04/01/2032 •	3	3
6.370% due 11/01/2033 •	5	5
6.500% due 06/25/2028 - 02/25/2033	27	29
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	75	76
7.008% due 04/01/2033 •	1	1
7.124% due 09/01/2035 •	2	2
7.247% due 10/01/2032 •	3	3
7.249% due 10/01/2036 •	1	1
7.260% due 07/01/2032 •	4	4
7.288% due 08/01/2033 •	8	8
7.320% due 03/01/2033 •	33	34
7.500% due 11/25/2030 - 06/25/2042	12	13
7.500% due 06/25/2042 ~	9	9
7.625% due 08/01/2032 •	2	2
8.500% due 06/25/2030	38	40

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

FreddieMac
0.000% due 12/15/2042 •	1,364	971
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	130,606	85,930
0.476% due 01/15/2041 •	797	684
1.143% due 09/25/2030 ~(a)	200,014	9,986
1.238% due 11/15/2037 •(a)	3,753	297
1.338% due 08/15/2037 •(a)	516	41
1.371% due 06/25/2030 ~(a)	87,314	5,128
1.431% due 05/25/2030 ~(a)	306,331	19,064
1.436% due 02/15/2040 •	451	391
1.488% due 06/15/2038 - 01/15/2042 •(a)	2,557	207
1.602% due 01/15/2038 ~(a)	11,617	604
1.728% due 03/15/2037 •(a)	2,616	222
1.738% due 03/15/2037 - 06/15/2039 •(a)	1,197	107
1.838% due 09/15/2036 •(a)	995	73
1.858% due 09/15/2036 •(a)	625	54
1.938% due 04/15/2036 - 05/15/2036 •(a)	3,676	373
1.981% due 11/15/2043 •	8,904	8,420
1.988% due 04/15/2026 •(a)	30	0
2.038% due 01/15/2037 •(a)	406	33
2.141% due 08/15/2044 •	4,554	4,158
2.438% due 08/15/2036 •(a)	1,026	105
3.000% due 03/15/2027 - 10/15/2047 (a)	34,033	5,162
3.000% due 08/01/2032 - 03/01/2049	165,209	143,567
3.500% due 08/15/2042 - 05/01/2049	300,815	270,537
3.500% due 12/15/2042 (a)	3,426	532
4.000% due 08/01/2040 - 08/01/2048	68,592	63,947
4.000% due 09/15/2048 (a)	4,199	578
4.029% due 09/25/2035 ~(a)	66,731	11,113
4.500% due 06/01/2048	1,926	1,841
4.713% due 08/25/2031 •	4	4
5.000% due 01/15/2034 - 05/15/2038	2,032	2,043
5.112% due 12/15/2046 •	15,627	15,323
5.162% due 06/15/2049 •	8,585	8,434
5.500% due 08/15/2036 - 06/15/2041	13,096	13,419
6.000% due 02/15/2031 - 02/15/2032	422	431
6.225% due 07/25/2044 •	3	3
6.446% due 12/01/2034 •	2	2
6.454% due 04/01/2036 •	3	3
6.495% due 12/01/2037 •	1	1
6.500% due 04/15/2029 - 11/25/2049	4,225	4,345
6.533% due 01/01/2033 •	3	3
6.665% due 02/01/2037 •	1	1
6.670% due 11/01/2031 •	5	6
6.676% due 12/15/2031 - 02/15/2032 •	265	278
6.693% due 05/01/2029 •	4	4
6.702% due 01/01/2035 •	10	10
6.723% due 12/01/2033 •	16	17
6.724% due 10/01/2032 - 07/01/2034 •	21	21
6.769% due 03/01/2032 •	43	43
7.000% due 06/15/2029 - 03/15/2032	34	35
7.049% due 03/01/2031 •	4	4
7.083% due 09/01/2033 •	1	1
7.098% due 05/01/2033 •	3	3
7.102% due 05/01/2035 •	9	9
7.120% due 08/01/2034 •	1	1
7.148% due 05/01/2037 •	1	1
7.182% due 01/01/2035 •	18	19
7.230% due 09/01/2031 •	85	87
7.238% due 09/01/2034 •	23	23
7.250% due 09/15/2030	4	4
7.258% due 09/01/2037 •	1	1
7.282% due 09/01/2033 •	21	22
7.290% due 11/01/2035 •	32	33
7.346% due 07/01/2033 •	2	2
7.375% due 09/01/2032 •	18	18
7.405% due 11/01/2029 •	3	3
7.500% due 09/15/2030	36	38
7.527% due 07/01/2033 •	2	2
7.558% due 09/01/2037 •	1	1
8.500% due 06/15/2031	20	21
8.679% due 10/15/2031 •	11	11
Ginnie Mae
0.024% due 08/16/2048 ~(a)	2,852	1
0.029% due 10/16/2053 ~(a)	860	0
1.088% due 03/16/2051 ~(a)	617	1
1.715% due 10/20/2047 •(a)	7,445	835
3.000% due 01/20/2042 - 04/20/2052	270,844	235,122
3.500% due 03/20/2043 (a)	271	47
3.500% due 01/20/2045 - 12/20/2052	387,194	349,786
3.750% due 12/20/2026 - 12/20/2033 •	18	18
4.000% due 06/20/2039 - 06/20/2054	172,344	159,385
4.000% due 03/20/2043 (a)	740	86
4.500% due 07/20/2032 - 02/20/2049	87,016	83,425
4.625% due 01/20/2027 - 01/20/2035 •	42	43
4.875% due 06/20/2027 - 06/20/2032 •	55	55

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 07/20/2033	91	91
5.125% due 08/20/2033 •	3	3
5.166% due 10/20/2062 •	940	938
5.236% due 03/20/2063 •	156	156
5.500% due 04/20/2037	132	134
5.516% due 11/20/2065 - 08/20/2066 •	18,094	18,081
5.536% due 10/20/2066 •	6,310	6,324
5.546% due 09/20/2066 •	3,653	3,652
5.566% due 05/20/2066 - 09/20/2066 •	41,522	41,520
5.596% due 08/20/2066 •	5,783	5,785
5.616% due 04/20/2066 - 11/20/2066 •	14,738	14,747
5.766% due 03/20/2066 - 01/20/2067 •	15,939	15,980
5.916% due 03/20/2066 •	3,881	3,910
6.100% due 06/15/2028 - 01/15/2029	119	121
6.473% due 04/20/2068 •	18,103	18,313
6.490% due 01/15/2028 - 01/15/2029	133	135
6.522% due 04/20/2067 •	18,330	18,518
Ginnie Mae, TBA
2.000% due 01/01/2055 - 02/01/2055	85,000	68,015
2.500% due 01/01/2055 - 02/01/2055	110,550	92,348
3.000% due 02/01/2055	164,300	142,498
3.500% due 01/01/2055 - 02/01/2055	218,400	195,276
4.000% due 01/01/2055 - 02/01/2055	1,371,936	1,263,871
4.500% due 01/01/2055 - 02/01/2055	2,105,450	1,990,124
5.000% due 01/01/2055 - 02/01/2055	314,400	304,919
U.S. Small Business Administration 5.370% due 04/01/2028	50	50
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,604	1,273
2.000% due 01/01/2025 - 11/01/2051	12,955	10,303
2.500% due 08/01/2027 - 10/01/2051	173,119	145,684
3.000% due 02/01/2025 - 04/01/2052	2,516,854	2,202,781
3.500% due 10/01/2025 - 06/01/2051	575,615	518,450
4.000% due 03/01/2025 - 04/01/2053	1,584,752	1,465,541
4.500% due 05/01/2025 - 09/01/2053	298,242	281,903
5.000% due 05/01/2026 - 08/01/2053	144,615	140,113
5.500% due 09/01/2025 - 09/01/2053	796,142	787,495
6.000% due 10/01/2025 - 09/01/2054	1,031,628	1,038,444
6.500% due 02/01/2026 - 12/01/2054	3,388,662	3,462,413
7.000% due 10/01/2053 - 01/01/2055	1,757,951	1,824,582
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2040	2,950	2,679
3.000% due 01/01/2040 - 02/01/2055	834,957	747,512
3.500% due 02/01/2055	1,063,865	940,900
4.000% due 01/01/2055 - 03/01/2055	6,258,503	5,722,640
4.500% due 01/01/2055 - 03/01/2055	2,202,600	2,070,565
5.000% due 01/01/2055 - 02/01/2055	14,712,095	14,193,532
5.500% due 01/01/2055 - 02/01/2055	16,603,479	16,374,654
6.000% due 01/01/2055 - 02/01/2055	25,584,038	25,681,977
6.500% due 01/01/2055 - 02/01/2055	20,950,675	21,367,768

Total U.S. Government Agencies (Cost $106,118,886)		104,757,183

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Bonds
2.250% due 08/15/2046 (s)	4,400	2,842
2.500% due 02/15/2045 (s)	77,400	53,726
2.500% due 02/15/2046 (s)	2,319	1,586
2.500% due 05/15/2046 (s)	4,955	3,376
2.750% due 11/15/2047	100	70
2.875% due 05/15/2043 (s)	118,245	89,597
2.875% due 08/15/2045 (s)	858,035	633,177
2.875% due 11/15/2046 (s)	542,700	394,441
2.875% due 05/15/2049 (s)	3,300	2,340
3.000% due 11/15/2044	615,851	467,586
3.000% due 08/15/2048 (s)	2,585	1,889
3.000% due 02/15/2049 (s)	125,029	91,003
3.125% due 02/15/2043 (s)	276,604	218,585
3.125% due 08/15/2044 (s)	478,709	371,926
3.375% due 05/15/2044	712,349	577,558
3.625% due 08/15/2043 (s)	480,378	407,070
3.625% due 02/15/2044 (s)	494,809	417,657
3.750% due 11/15/2043 (s)	355,213	305,970
4.250% due 08/15/2054	338,200	308,924
4.375% due 08/15/2043	494,700	465,668
4.500% due 11/15/2054	1,910,600	1,821,918
4.625% due 05/15/2054	1,587,700	1,543,102
6.250% due 05/15/2030 (s)	845	918
U.S. Treasury Inflation Protected Securities(j)
0.125% due 04/15/2025 (q)	740,530	735,969
0.125% due 07/15/2030 (q)	1,478,623	1,333,194
0.125% due 01/15/2031 (q)	23,767	21,102
0.125% due 07/15/2031 (q)	113,289	99,764
0.125% due 01/15/2032	97,819	84,829
0.250% due 07/15/2029 (q)(s)	1,545,818	1,432,125
0.250% due 02/15/2050	201,631	117,721

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

0.375% due 07/15/2025 (q)		535,065	531,861
0.375% due 01/15/2027 (q)		22,884	22,193
0.500% due 01/15/2028 (q)		5,997	5,734
0.625% due 07/15/2032		1,181,721	1,056,612
0.625% due 02/15/2043		32,842	24,080
0.750% due 07/15/2028 (q)		341,050	327,654
0.750% due 02/15/2042 (q)		260,748	199,956
0.750% due 02/15/2045		174,171	126,323
0.875% due 02/15/2047		211,060	152,832
1.000% due 02/15/2046 (q)		166,329	125,395
1.000% due 02/15/2048		242,831	178,939
1.000% due 02/15/2049 (q)		609,512	444,608
1.125% due 01/15/2033		257,724	237,154
1.375% due 07/15/2033 (s)		2,581,600	2,416,017
1.375% due 02/15/2044		132,245	110,134
1.500% due 02/15/2053		331,322	265,620
1.750% due 01/15/2034		527,626	505,992
1.875% due 07/15/2034		4,456,435	4,319,395
2.125% due 02/15/2040		74,045	71,500
2.125% due 02/15/2041		18,595	18,002
2.500% due 01/15/2029 (q)		26,357	26,827
U.S. Treasury Notes
1.500% due 08/15/2026 (q)		1,100	1,053
1.625% due 02/15/2026 (s)		420	408
2.000% due 11/15/2026 (s)		200	192
2.375% due 03/31/2029 (q)(s)		1,051,400	970,582
2.625% due 02/15/2029 (q)		560	524
2.750% due 02/28/2025		400	399
4.500% due 03/31/2026 (s)		2,204,000	2,210,388
4.500% due 04/15/2027 (q)		2,225,400	2,236,911

Total U.S. Treasury Obligations (Cost $32,317,898)			28,592,918

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.1%
20 Times Square Trust 3.100% due 05/15/2035 ~		112,410	96,011
ACRA Trust 5.608% due 10/25/2064 þ		17,029	17,009
Adjustable Rate Mortgage Trust
4.353% due 01/25/2036 ~		18	16
4.512% due 07/25/2035 ~		137	131
4.693% due 08/25/2036 •		4,871	1,652
4.779% due 11/25/2035 ~		24	18
4.795% due 07/25/2035 ~		210	194
4.813% due 08/25/2036 •		106	41
4.873% due 06/25/2037 •		240	254
4.930% due 02/25/2036 ~		1,185	743
4.953% due 03/25/2036 •		702	195
4.973% due 01/25/2036 •		2,344	2,188
4.993% due 11/25/2035 •		2,000	1,839
4.993% due 01/25/2036 •		363	334
5.018% due 08/25/2036 ~		1,553	1,295
5.178% due 11/25/2035 ~		1,396	978
5.403% due 08/25/2035 •		2,096	1,838
5.603% due 01/25/2035 •		3,712	3,257
5.691% due 01/25/2036 ~		3,301	2,514
5.712% due 05/25/2035 ~		1,446	1,375
5.798% due 09/25/2035 ~		368	321
5.831% due 03/25/2036 ~		9,577	2,459
6.235% due 01/25/2036 ~		484	453
6.389% due 07/25/2035 ~		744	688
6.831% due 08/25/2036 ~		3,205	301
7.144% due 01/25/2035 ~		182	171
AG Trust 6.413% due 07/15/2041 •		80,100	80,468
Alba PLC
5.016% due 12/15/2038 •	GBP	475	584
5.086% due 03/17/2039 •		2,799	3,371
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$120,176	101,194
0.000% due 03/25/2058 (h)		72,111	59,168
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •		5,264	4,444
4.643% due 12/25/2046 •		21,563	18,049
4.833% due 09/25/2046 •		14,648	13,200
4.833% due 06/25/2047 •		64	54
4.912% due 10/25/2046 •		159	85
5.525% due 02/25/2047 •		25,651	9,123
5.745% due 11/25/2046 •		143,333	37,219
6.750% due 06/25/2037 þ		9,825	8,453
American Home Mortgage Investment Trust
4.733% due 03/25/2046 •		6,418	5,658
4.773% due 06/25/2046 •		11,161	2,054
4.813% due 12/25/2046 •		4,926	4,037
4.853% due 03/25/2046 •		6,951	6,030
5.040% due 10/25/2034 •		768	758

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.053% due 11/25/2045 •		139	95
5.908% due 09/25/2035 þ		18,857	10,270
6.000% due 06/25/2035 þ		14,139	9,440
6.487% due 09/25/2035 •		28,746	11,490
6.603% due 12/25/2035 •		258	86
6.603% due 11/25/2045 •		18,444	6,958
Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,449
4.800% due 11/25/2067 þ		31,556	30,916
5.338% due 05/27/2069 þ		20,325	20,251
5.985% due 01/25/2069 þ		4,835	4,851
6.197% due 01/25/2069 þ		37,485	37,739
6.500% due 12/25/2067 þ		13,782	13,907
AOA Mortgage Trust 5.387% due 10/15/2038 •		7,275	7,152
Atlas Funding PLC 5.854% due 01/20/2061 ~	GBP	5,191	6,543
ATLX Trust 3.850% due 04/25/2064 þ		$3,391	3,240
Avon Finance PLC
0.000% due 11/28/2050 (b)(h)	GBP	16,523	16,047
0.000% due 11/28/2050 (a)		9,500	9
5.626% due 12/28/2049 •		76,125	95,373
5.827% due 11/28/2050 •		375,450	472,267
6.476% due 12/28/2049 •		15,118	19,075
6.477% due 11/28/2050 •		31,368	39,562
7.226% due 12/28/2049 •		14,835	18,770
7.227% due 11/28/2050 •		18,535	23,439
7.726% due 12/28/2049 •		8,841	11,186
7.727% due 11/28/2050 •		10,550	13,341
8.227% due 11/28/2050 •		11,976	15,023
8.727% due 11/28/2050 •		13,139	16,366
BAMLL Commercial Mortgage Securities Trust
0.792% due 07/07/2043 ~(a)		$1,403	18
2.847% due 04/20/2042 «~		160,580	118,950
3.050% due 08/01/2052 «(c)(m)		181,800	168,165
4.110% due 05/25/2056 ~		1,470,295	1,386,397
4.185% due 08/15/2046 ~		5,000	4,087
4.301% due 11/15/2046 «~		451,802	440,267
4.301% due 08/15/2053 «~		160,044	133,359
5.562% due 09/15/2038 •		200	191
Banc of America Alternative Loan Trust
4.853% due 06/25/2046 •		1,452	1,171
5.500% due 10/25/2033		1,987	1,953
5.500% due 12/25/2035		45	39
6.000% due 07/25/2034		7,760	7,559
6.000% due 03/25/2036		1,139	1,021
6.000% due 06/25/2046		91	77
6.000% due 07/25/2046		190	160
Banc of America Funding Trust
2.903% due 12/20/2034 ~		102	72
2.996% due 03/20/2036 ~		373	291
3.240% due 05/26/2037 ~		30,142	23,035
3.620% due 04/20/2036 ~		268	212
4.294% due 03/20/2036 ~		26	22
4.431% due 09/20/2035 ~		6	5
4.583% due 10/25/2036 •		3,724	3,152
4.602% due 09/25/2048 ~		10,755	9,935
4.624% due 10/20/2046 ~		238	197
4.662% due 05/26/2037 •		3,133	2,762
4.753% due 03/25/2037 •		2,182	1,571
4.799% due 05/20/2036 ~		1,328	1,156
4.803% due 11/20/2035 ~		1,225	1,039
4.805% due 02/20/2047 •		2,318	2,102
4.809% due 11/20/2035 ~		1,553	1,303
4.823% due 06/25/2037 •		1,223	919
4.845% due 05/20/2034 ~		358	315
4.848% due 03/20/2036 ~		233	203
4.853% due 08/25/2036 •		1,335	1,084
4.865% due 07/20/2036 •		6,146	6,081
4.865% due 10/20/2036 •		2,699	2,032
4.869% due 04/20/2035 ~		70	62
4.899% due 05/20/2036 ~		66	58
4.905% due 06/20/2047 •		8,104	6,364
4.920% due 09/20/2046 ~		529	469
4.935% due 05/20/2035 •		4,161	3,976
4.953% due 07/25/2036 •		18	13
5.013% due 07/25/2037 •		10,807	10,206
5.019% due 06/20/2047 ~		1,271	1,102
5.033% due 07/25/2037 •		7,081	6,697
5.045% due 05/20/2036 •		65,001	16,618
5.100% due 01/20/2047 ~		52	44
5.105% due 09/20/2035 •		2,482	1,842
5.253% due 05/25/2037 •		878	746
5.314% due 09/20/2035 ~		115	101
5.500% due 09/25/2034		11	10

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 12/20/2034		124	124
5.500% due 04/25/2035		74	72
5.500% due 03/25/2036		34	30
5.535% due 04/20/2035 •		8,628	7,627
5.670% due 05/25/2035 ~		8	7
5.984% due 11/20/2035 ~		1,605	1,354
6.000% due 05/20/2033		14	13
6.000% due 02/25/2034		345	322
6.000% due 09/25/2036		876	732
6.000% due 08/25/2037		2,520	1,996
6.000% due 10/26/2037 ~		4,291	3,820
6.255% due 06/20/2035 •		349	262
6.388% due 04/25/2037 þ		191	161
6.469% due 05/20/2035 ~		1,803	1,610
6.509% due 07/20/2036 ~		1,022	1,025
7.740% due 10/20/2035 ~		1,148	1,092
Banc of America Mortgage Trust
3.202% due 12/25/2032 ~		131	105
3.218% due 08/25/2035 ~		616	555
3.496% due 06/25/2035 ~		317	218
3.875% due 02/25/2035 ~		277	235
4.288% due 07/25/2035 ~		529	393
4.836% due 02/25/2036 ~		1,832	1,655
4.862% due 01/25/2036 ~		466	399
4.904% due 02/25/2035 ~		65	63
5.028% due 10/25/2035 ~		1,902	1,759
5.198% due 05/25/2035 ~		687	571
5.436% due 05/25/2035 ~		1,545	1,366
5.442% due 12/25/2035 ~		1,308	1,177
5.492% due 01/25/2036 ~		1,070	954
5.499% due 11/20/2046 ~		11	10
5.500% due 03/25/2035		1,589	1,409
5.500% due 09/25/2035		1,298	1,119
5.598% due 06/25/2035 ~		71	62
5.640% due 03/25/2033 ~		60	56
5.741% due 04/25/2035 ~		79	77
5.750% due 07/20/2032 ~		15	14
5.761% due 11/25/2035 ~		1,040	911
5.775% due 09/25/2035 ~		203	178
5.876% due 01/25/2035 ~		4,014	3,889
5.956% due 08/25/2035 ~		1,106	1,044
6.000% due 09/25/2037		75	60
6.000% due 07/25/2046 •		1,750	1,475
6.137% due 12/25/2033 ~		20	19
6.249% due 09/25/2035 ~		1,530	1,336
6.377% due 07/25/2035 ~		448	423
6.417% due 05/25/2034 ~		219	210
6.437% due 02/25/2035 ~		91	88
6.603% due 01/25/2034 ~		406	398
6.619% due 07/25/2034 ~		170	162
6.656% due 04/25/2033 ~		142	141
6.997% due 12/25/2033 ~		160	156
7.376% due 06/25/2034 ~		73	70
7.428% due 09/25/2033 ~		711	673
7.495% due 11/25/2035 ~		61	56
7.498% due 11/25/2033 ~		57	55
BANK 0.308% due 02/15/2061 ~(a)		215,517	2,137
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		5,500	5,359
Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		196,930	199,739
0.000% due 03/25/2064 ~		5	5
7.068% due 03/25/2064 ~		181,765	187,084
Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	703	1
0.010% due 11/16/2062		33,885	28,359
5.713% due 11/16/2062 ~		513,616	644,529
6.613% due 11/16/2062 ~		42,391	53,881
7.113% due 11/16/2062 ~		21,161	27,082
7.913% due 11/16/2062 ~		14,131	18,049
9.213% due 11/16/2062 ~		7,101	9,038
10.713% due 11/16/2062 ~		7,030	9,010
Bayview Commercial Asset Trust 4.873% due 01/25/2037 •		$27	25
BCAP LLC Trust
1.001% due 11/26/2036 •		4,924	1,461
4.042% due 06/25/2047 ~		1,189	991
4.275% due 05/26/2047 ~		3,398	2,793
4.293% due 06/26/2037 ~		5,216	4,570
4.305% due 06/27/2037 ~		4,419	3,835
4.306% due 06/26/2037 ~		787	679
4.450% due 09/27/2037 •		2,848	2,685
4.508% due 11/27/2047 ~		21,895	16,937
4.577% due 07/26/2036 ~		8,494	3,594
4.597% due 02/26/2036 ~		1,213	1,131

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.626% due 04/26/2037 ~	4,459	2,188
4.705% due 10/26/2035 ~	2,577	2,589
4.793% due 01/25/2037 •	260	235
4.813% due 03/25/2037 •	2,413	2,119
4.824% due 12/20/2035 ~	9,732	4,423
4.833% due 10/25/2036 •	1,052	1,073
4.893% due 05/25/2047 •	2,745	2,641
4.942% due 08/26/2036 ~	9,614	8,604
5.046% due 11/26/2035 ~	122	117
5.049% due 05/26/2037 •	2,297	2,177
5.068% due 10/26/2035 ~	1,514	1,060
5.121% due 07/26/2036 ~	177	148
5.212% due 03/26/2035 ~	502	481
5.250% due 02/26/2036 ~	666	261
5.250% due 04/26/2037	1,317	740
5.342% due 05/26/2037 •	7,438	5,133
5.465% due 01/26/2036 ~	815	647
5.750% due 04/25/2037	4,873	2,034
6.000% due 07/26/2036 ~	7,372	4,084
6.000% due 08/26/2037 ~	6,161	5,816
6.250% due 12/26/2036 ~	4,725	4,061
6.454% due 02/26/2036 ~	10	9
6.853% due 10/25/2047 •	4,005	2,974
Bear Stearns Adjustable Rate Mortgage Trust
3.958% due 07/25/2036 ~	1,563	1,340
4.130% due 09/25/2034 ~	669	598
4.275% due 05/25/2047 ~	1,927	1,717
4.395% due 08/25/2047 ~	715	618
4.432% due 06/25/2047 ~	4,501	4,052
4.556% due 02/25/2047 ~	2,396	2,083
4.573% due 04/25/2034 ~	410	374
4.716% due 02/25/2034 ~	128	119
4.729% due 08/25/2047 ~	2,888	2,474
4.731% due 02/25/2047 ~	1,755	1,521
4.765% due 02/25/2036 ~	255	232
4.780% due 04/25/2034 ~	207	198
4.875% due 03/25/2035 ~	340	308
4.885% due 02/25/2035 ~	458	447
4.887% due 07/25/2034 ~	77	72
4.908% due 11/25/2034 ~	792	713
4.972% due 02/25/2036 ~	4	3
5.028% due 07/25/2033 ~	44	40
5.127% due 01/25/2035 ~	261	250
5.149% due 01/25/2035 ~	84	79
5.482% due 08/25/2035 ~	791	678
5.590% due 08/25/2035 ~	161	149
5.654% due 02/25/2036 ~	1,033	908
5.760% due 08/25/2035 ~	38	38
5.806% due 05/25/2037 ~	3,097	2,608
6.174% due 08/25/2035 ~	704	697
6.364% due 11/25/2034 ~	9	9
6.373% due 12/25/2046 •	4,183	3,419
6.398% due 12/25/2046 •	1,380	1,188
6.463% due 10/25/2033 ~	85	77
6.530% due 02/25/2036 •	28	26
6.770% due 08/25/2035 •	4,006	2,601
6.912% due 05/25/2034 ~	15	14
7.001% due 02/25/2036 ~	37	35
7.080% due 10/25/2035 •	880	827
7.179% due 01/25/2035 ~	14	13
7.197% due 11/25/2034 ~	238	223
7.449% due 02/25/2036 ~	1,039	924
8.250% due 07/25/2034 ~	17	17
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	36	28
3.161% due 04/25/2035 ~	253	198
3.250% due 02/25/2034 ~	31	29
4.143% due 04/25/2035 ~	322	291
4.233% due 03/25/2036 ~	5,469	4,386
4.292% due 08/25/2036 ~	210	141
4.319% due 05/25/2036 ~	8,859	6,258
4.375% due 11/25/2035 ~	5,062	2,773
4.382% due 05/25/2036 ~	8,318	3,743
4.411% due 09/25/2047 ~	17,938	8,760
4.556% due 04/25/2035 ~	213	206
4.563% due 08/25/2036 ~	2,766	1,301
4.609% due 05/25/2036 ~	5,557	2,648
4.631% due 01/25/2047 ~	1,545	754
4.675% due 02/25/2036 ~	1,031	720
4.691% due 09/25/2035 ~	839	351
4.692% due 11/25/2036 ~	4,181	2,424
4.773% due 02/25/2034 •	35	33
4.773% due 08/25/2036 •	8,402	7,283
4.773% due 11/25/2036 •	3,999	3,412
4.773% due 06/25/2046 •	6,298	5,605
4.793% due 12/25/2046 •	2,204	1,910

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.863% due 02/25/2036 ~	5,055	4,203
4.893% due 04/25/2036 •	2,806	2,418
4.933% due 02/25/2036 •	1,263	1,180
5.017% due 07/25/2035 ~	7,372	5,001
5.025% due 05/25/2035 ~	180	173
5.031% due 11/25/2035 ~	6,879	5,263
5.093% due 04/25/2034 •	50	49
5.128% due 04/25/2035 •	550	668
5.148% due 06/25/2034 ~	256	240
5.151% due 09/25/2035 ~	3,333	1,934
5.176% due 05/25/2036 ~	10	6
5.208% due 01/25/2035 ~	234	195
5.308% due 06/25/2034 •	1,091	1,131
5.342% due 02/25/2034 ~	35	33
5.365% due 05/25/2035 ~	544	520
5.383% due 11/25/2034 •	5,027	4,258
5.420% due 09/25/2035 ~	3,934	1,922
5.422% due 04/25/2035 ~	75	70
5.428% due 07/25/2035 •	1,750	1,710
5.434% due 01/25/2036 ~	2,239	2,092
5.509% due 07/25/2035 ~	16,584	10,661
5.515% due 05/25/2035 ~	97	92
5.537% due 02/25/2036 ~	555	513
5.555% due 01/25/2034 ~	89	86
5.578% due 01/25/2035 •	4,236	3,962
5.614% due 01/25/2035 ~	44	41
5.623% due 01/25/2036 ~	9,763	9,141
5.732% due 10/25/2035 ~	9,853	8,197
6.103% due 09/25/2034 •	6,365	6,229
6.178% due 07/25/2034 •	2,708	2,926
6.223% due 09/25/2035 ~	3,786	3,011
6.285% due 08/25/2034 ~	504	487
6.613% due 09/25/2034 ~	20	19
6.781% due 12/25/2033 ~	170	162
7.125% due 09/25/2034 ~	73	69
Bear Stearns Asset-Backed Securities Trust
4.753% due 02/25/2037 •	22,600	17,783
4.913% due 04/25/2036 •	4,588	4,501
4.953% due 05/25/2036 •	23,081	5,788
4.978% due 04/25/2035 •	449	424
5.053% due 12/25/2035 •	2,707	1,310
5.102% due 12/25/2034 •	678	598
5.125% due 03/25/2034 þ	653	795
5.500% due 01/25/2034 þ	3,591	2,963
5.500% due 06/25/2034 þ	143	141
5.500% due 08/25/2035 ~	2,699	1,618
5.553% due 10/25/2033 •	21	21
5.633% due 01/25/2034 •	2,218	1,736
5.750% due 10/25/2033 þ	47	51
5.750% due 01/25/2034 þ	3,119	2,573
6.000% due 10/25/2035 þ	4,579	2,838
6.750% due 12/25/2036 þ	1,736	1,741
Bear Stearns Mortgage Funding Trust
4.633% due 06/25/2037 •	6,777	6,224
4.663% due 06/25/2037 •	35,251	33,113
4.793% due 03/25/2037 •	33,473	31,132
4.853% due 11/25/2036 •	12,383	11,053
4.853% due 09/25/2046 •	13,927	11,780
4.873% due 12/25/2036 •	3,906	3,767
4.893% due 08/25/2036 •	7,200	6,612
Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	92	71
5.514% due 01/26/2036 ~	3,817	2,771
7.000% due 07/25/2037 ~	29,892	10,456
BellaVista Mortgage Trust
4.981% due 05/20/2045 •	101	66
5.071% due 01/22/2045 •	419	384
Benchmark Mortgage Trust
0.602% due 07/15/2053 ~(a)	68,256	1,777
1.438% due 12/17/2053 ~(a)	216,402	13,011
1.782% due 07/15/2053 ~(a)	100,137	5,257
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	2,300	2,139
BIG Commercial Mortgage Trust 5.739% due 02/15/2039 •	3,195	3,190
BINOM Securitization Trust 4.441% due 08/25/2057 ~	93,798	89,559
BSREP Commercial Mortgage Trust 5.462% due 08/15/2038 •	6,207	5,785
BWAY Mortgage Trust 5.762% due 09/15/2036 •	3,000	2,846
BX Trust
5.146% due 04/15/2039 •	14,683	14,617
5.312% due 02/15/2036 •	12,386	12,392
5.410% due 02/15/2039 •	24,172	24,192
5.888% due 04/15/2037 •	3,414	3,421

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

BXPTrust 3.379% due 06/13/2039		28,700	27,391
CALI Mortgage Trust 3.957% due 03/10/2039		9,000	8,093
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~		65,665	63,736
Cendant Mort Capital LLC 5.867% due 07/25/2033 •		34	33
CFCRE Commercial Mortgage Trust 1.068% due 11/10/2049 ~(a)		143,453	1,903
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		79,780	70,915
3.250% due 09/25/2063 ~		78,398	69,477
3.250% due 03/25/2064 ~		48,679	43,079
3.250% due 08/25/2064 ~		36,511	32,247
3.250% due 09/25/2064 ~		46,822	41,466
3.375% due 12/25/2064 ~		14,375	12,827
3.500% due 06/25/2062 ~		38,614	35,348
5.819% due 09/25/2055 •		61,141	61,121
Chase Mortgage Finance Trust
4.430% due 03/25/2037 ~		2,258	2,099
4.587% due 01/25/2036 ~		231	208
4.827% due 12/25/2035 ~		44	40
4.853% due 05/25/2036 •		8	3
4.914% due 09/25/2036 ~		7	6
5.114% due 12/25/2037 ~		259	223
5.500% due 11/25/2035		576	411
6.000% due 10/25/2036		455	173
6.000% due 11/25/2036		2,031	799
6.000% due 12/25/2036		1,006	428
6.000% due 02/25/2037		1,503	573
6.000% due 03/25/2037		696	371
6.000% due 05/25/2037		11,327	4,947
6.000% due 07/25/2037		689	304
6.250% due 10/25/2036		4,167	1,613
6.426% due 02/25/2037 ~		11	11
6.446% due 06/25/2035 ~		19	19
6.689% due 06/25/2035 ~		1	1
ChaseFlex Trust
4.285% due 09/25/2036 ~		3,277	2,892
5.013% due 05/25/2037 •		10,299	9,786
5.053% due 07/25/2037 •		8,511	7,344
6.300% due 06/25/2036 ~		8,637	7,442
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ		3,806	2,957
4.270% due 08/25/2037 •		5,674	4,728
5.133% due 08/25/2037 •		3,875	3,613
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	140,415
1.000% due 05/20/2046		9	36,567
6.127% due 03/17/2046 •		229,329	287,717
6.977% due 03/17/2046 •		125,536	157,559
7.877% due 03/17/2046 •		116,569	146,417
8.727% due 03/17/2046 •		71,735	90,157
9.227% due 03/17/2046 •		35,868	45,056
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.603% due 01/25/2036 •		$1,436	1,336
4.633% due 05/25/2036 •		89	82
4.683% due 05/25/2036 •		173	160
4.733% due 01/25/2035 •		80	76
4.753% due 08/25/2035 •		189	181
CIM Trust
3.250% due 10/25/2058 ~		63,685	56,654
4.750% due 06/25/2064 ~		25,369	24,715
5.000% due 05/25/2062 ~		19,435	19,250
6.639% due 12/25/2067 þ		24,247	24,495
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		79	69
6.000% due 08/25/2036		2,064	1,850
Citicorp Mortgage Securities, Inc. 4.903% due 02/25/2035 •		264	244
Citigroup Commercial Mortgage Trust
1.371% due 10/10/2049 ~(a)		267,271	4,206
3.349% due 02/10/2049		40,000	39,222
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~		821	60
0.000% due 03/25/2052 ~		380,541	302,536
0.000% due 01/01/2054 ~		273,122	274,499
0.000% due 10/25/2054 ~		86,555	88,497
0.000% due 09/25/2060 ~		109,444	80,115
0.000% due 09/25/2060 ~(a)		676,768	21,987
0.000% due 10/25/2060 ~		60,378	35,484
0.000% due 10/25/2060 ~(a)		866,409	37,648
0.000% due 05/01/2061 ~		37,400	20,866
0.000% due 05/01/2061 ~(a)		952,539	29,432
0.000% due 08/01/2061 ~		23,013	16,200

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

0.000% due 08/01/2061 ~(a)	1,040,195	81,658
0.000% due 12/25/2061 ~	392,757	307,259
0.000% due 02/01/2062 ~	733,949	579,862
0.000% due 03/01/2062 ~	771,128	622,732
0.000% due 07/25/2062 ~	1,121,449	882,952
0.000% due 10/25/2062 ~	408,234	355,146
0.000% due 02/25/2063 ~	964,488	777,944
0.000% due 10/25/2063 ~	339,035	254,909
0.000% due 09/25/2064 «~	2,064	2,064
0.000% due 09/25/2064 ~	39	38
0.000% due 03/01/2065 ~	27,974	14,528
0.000% due 03/01/2065 ~(a)	1,782,194	47,034
0.000% due 09/25/2068 ~	439,224	346,444
0.000% due 03/01/2070 ~	19,170	14,024
0.000% due 03/01/2070 ~(a)	253,441	15,502
0.000% due 09/25/2076 ~	265,176	212,140
0.000% due 01/25/2082 (a)	390	378
0.110% due 10/25/2060 ~(a)	765,781	3,462
0.150% due 09/25/2060 ~(a)	613,540	2,222
0.150% due 05/01/2061 ~(a)	854,576	5,435
0.150% due 03/01/2070 ~(a)	235,733	895
0.151% due 03/01/2065 ~(a)	1,361,086	8,280
0.170% due 08/01/2061 ~(a)	946,455	2,174
1.500% due 10/25/2060 ~	486,603	433,664
1.500% due 03/01/2065 ~	1,232,811	1,050,490
1.500% due 03/01/2070 ~	119,122	109,747
1.750% due 09/25/2060 ~	282,381	260,604
2.000% due 09/25/2060 ~	65,780	54,786
2.000% due 08/01/2061 ~	692,037	624,497
2.125% due 05/01/2061 ~	653,571	572,911
2.250% due 03/01/2065 ~	135,165	95,813
2.500% due 10/25/2060 ~	69,657	55,623
2.500% due 05/01/2061 ~	68,073	49,923
2.625% due 08/01/2061 ~	84,146	67,111
2.750% due 09/25/2060	57,244	48,163
2.750% due 03/01/2065 ~	101,375	73,948
2.750% due 03/01/2070 ~	23,221	20,204
2.787% due 10/25/2035 ~	1,404	623
2.875% due 05/01/2061 ~	55,309	40,433
2.875% due 08/01/2061 ~	58,828	46,943
3.000% due 10/25/2060 ~	68,367	56,008
3.000% due 03/01/2065 ~	80,097	58,338
3.000% due 03/01/2070 ~	26,154	23,074
3.125% due 05/01/2061 ~	44,369	32,193
3.247% due 03/01/2065 ~	103,877	71,116
3.250% due 09/25/2060	50,716	42,859
3.250% due 08/01/2061 ~	48,403	38,881
3.500% due 10/25/2060 ~	52,242	43,130
3.500% due 05/01/2061 ~	30,998	22,692
3.500% due 03/01/2070 ~	20,531	18,005
3.594% due 05/25/2047 ~	15,027	11,720
3.672% due 09/25/2064 «~	527,841	451,179
3.750% due 08/01/2061 ~	35,744	29,367
3.766% due 05/01/2061 ~	23,096	15,444
3.874% due 10/25/2060 ~	66,433	53,429
4.019% due 09/25/2060 ~	66,282	56,188
4.038% due 10/25/2046 ~	1,104	956
4.145% due 01/25/2082 ~	220,357	188,847
4.248% due 03/25/2037 ~	5,695	4,250
4.283% due 08/01/2061 ~	28,297	23,235
4.398% due 12/25/2035 ~	182	112
4.418% due 09/25/2064 ~	86,663	72,265
4.501% due 03/01/2070 ~	21,753	19,799
4.523% due 01/25/2037 •	128	113
4.556% due 03/25/2037 ~	810	696
4.583% due 06/25/2036 •	383	364
4.624% due 09/25/2037 ~	257	254
4.709% due 12/25/2035 ~	4,621	4,096
4.773% due 09/25/2036 •	1,852	1,730
4.783% due 12/25/2034 •	52	48
4.803% due 11/25/2036 •	2,468	1,923
4.841% due 06/25/2036 ~	408	390
4.953% due 09/25/2036 •	287	269
4.959% due 09/25/2037 ~	3,837	3,425
4.982% due 08/25/2036 •	28,247	11,477
5.141% due 05/20/2047 •	6,181	5,395
5.163% due 11/25/2036 ~	1,205	1,039
5.213% due 04/25/2035 ~	778	730
5.250% due 03/25/2037	1,729	1,275
5.305% due 03/25/2035 ~	6,765	6,489
5.403% due 09/25/2037 •	1,516	1,301
5.409% due 03/25/2036 •	907	856
5.417% due 08/25/2035 •	2,066	2,032
5.500% due 11/25/2035	796	789
5.571% due 03/25/2036 ~	535	522
5.679% due 11/25/2036 ~	2,954	1,951

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.750% due 04/25/2047	3,727	2,009
5.759% due 06/25/2036 ~	1,508	1,416
5.761% due 07/25/2036 ~	425	413
5.887% due 10/25/2035 ~	13	11
5.901% due 05/25/2035 ~	523	495
5.990% due 11/25/2036 ~	2,520	2,225
6.000% due 05/25/2035	1,505	1,510
6.000% due 05/25/2037	2,248	1,821
6.000% due 08/25/2037 ~	11,101	4,931
6.223% due 08/25/2035 ~	140	131
6.231% due 03/25/2034 ~	157	141
6.250% due 11/25/2037 ~	1,948	805
6.300% due 03/25/2036 •	115	112
6.500% due 10/25/2036 ~	5,399	2,686
6.873% due 08/25/2035 ~	10	10
7.410% due 05/25/2035 •	9	9
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.343% due 09/25/2035 ~	228	153
CitiMortgage Alternative Loan Trust
0.997% due 02/25/2037 •(a)	1,343	69
5.003% due 01/25/2037 •	6,939	5,673
5.750% due 12/25/2036	217	186
5.750% due 03/25/2037	382	339
5.750% due 04/25/2037	3,010	2,638
6.000% due 07/25/2036	210	189
6.000% due 09/25/2036	3,338	3,002
6.000% due 11/25/2036	5,044	4,590
6.000% due 05/25/2037	6,903	6,280
6.000% due 06/25/2037	2,626	2,221
6.000% due 10/25/2037	1,409	1,255
CNL Commercial Mortgage Loan Trust 5.012% due 05/15/2031 •	119	116
Colony Mortgage Capital Ltd.
5.976% due 11/15/2038 •	2,417	2,390
6.523% due 11/15/2038 •	15,102	14,444
COLT Mortgage Loan Trust
1.665% due 09/25/2061 ~	23,916	21,487
4.301% due 03/25/2067 ~	13,365	12,958
5.903% due 12/25/2068 þ	14,459	14,523
6.393% due 06/25/2069 þ	30,817	31,119
6.421% due 05/25/2069 þ	6,652	6,731
Commercial Mortgage Trust
0.000% due 04/10/2047 ~(a)	9,090	0
0.812% due 08/10/2047 ~(a)	32,950	0
1.299% due 10/10/2049 ~(a)	188,383	2,479
2.819% due 01/10/2039	2,200	2,022
3.140% due 10/10/2036	13,000	11,341
3.550% due 02/10/2049	3,657	3,639
4.228% due 05/10/2051	1,400	1,337
4.353% due 08/10/2030	19,200	18,567
Countrywide Alternative Loan Resecuritization Trust
3.872% due 08/25/2037 ~	804	360
6.000% due 05/25/2036	51	29
6.000% due 08/25/2037 ~	1,124	530
Countrywide Alternative Loan Trust
0.497% due 11/25/2035 •(a)	2,445	100
0.647% due 11/25/2035 •(a)	2,239	96
0.797% due 08/25/2036 •(a)	7,453	416
3.154% due 06/25/2037 ~	75	59
3.297% due 06/25/2046 ~	3,359	3,176
3.613% due 05/25/2035 ~	1,795	1,396
4.454% due 06/25/2037 ~	1,615	1,502
4.474% due 08/25/2036 ~	285	264
4.528% due 03/25/2047 •	2,357	1,836
4.663% due 04/25/2047 •	11,085	9,374
4.665% due 02/20/2047 •	12,321	9,742
4.674% due 02/25/2037 ~	453	394
4.675% due 03/20/2047 •	14,892	12,448
4.680% due 12/20/2046 •	27,954	23,884
4.685% due 07/20/2046 •	4,178	3,486
4.693% due 06/25/2036 •	680	602
4.695% due 09/20/2046 •	7,389	6,886
4.695% due 02/20/2047 •	2,365	1,882
4.723% due 04/25/2047 •	9,949	8,159
4.733% due 06/25/2037 •	12,764	11,325
4.743% due 06/25/2047 •	9,909	7,963
4.753% due 06/25/2035 •	3,089	2,012
4.753% due 07/25/2035 •	2,140	1,342
4.753% due 08/25/2035 •	904	580
4.753% due 05/25/2037 •	3,490	1,497
4.773% due 06/25/2036 •	9,161	7,441
4.773% due 11/25/2036 •	7,258	7,010
4.773% due 01/25/2037 •	17,516	15,097
4.773% due 05/25/2037 •	3,490	1,502
4.773% due 07/25/2046 •	4,007	3,831
4.773% due 09/25/2047 •	12,973	11,791

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.783% due 05/25/2037 •	6,505	2,802
4.788% due 12/25/2035 ~	34	33
4.793% due 10/25/2034 •	3,505	3,475
4.803% due 06/25/2035 •	3,008	2,118
4.803% due 07/25/2036 •	13,482	5,350
4.803% due 11/25/2036 •	4,028	1,729
4.803% due 03/01/2038 •	4,318	3,199
4.813% due 11/25/2036 •	2,410	2,974
4.813% due 05/25/2047 •	4,804	4,501
4.823% due 02/25/2037 •	302	88
4.833% due 08/25/2046 •	9,558	7,993
4.833% due 09/25/2046 •	14,984	14,176
4.833% due 10/25/2046 •	1,951	1,780
4.853% due 03/25/2035 •	1,502	1,408
4.853% due 02/25/2036 •	1,194	977
4.853% due 06/25/2036 •	61	25
4.853% due 12/25/2036 •	325	67
4.853% due 08/25/2037 •	2,009	1,285
4.873% due 05/25/2035 •	3,168	2,927
4.873% due 07/25/2046 •	10,860	9,617
4.893% due 05/25/2035 •	1,220	1,113
4.893% due 09/25/2047 •	11,424	10,721
4.902% due 11/25/2035 ~	165	150
4.905% due 03/20/2046 •	3,565	3,015
4.905% due 05/20/2046 •	17,418	15,024
4.933% due 01/25/2037 •	26,301	21,807
4.953% due 04/25/2034 •	543	518
4.953% due 12/25/2035 •	25,164	15,510
4.953% due 04/25/2036 •	6,028	2,197
4.956% due 03/25/2047 ~	5,335	5,007
4.973% due 07/25/2035 •	1,309	1,161
4.973% due 08/25/2035 •	4,788	4,495
4.993% due 02/25/2036 •	1,960	1,649
4.993% due 07/25/2036 •	1,601	1,384
5.000% due 08/25/2035	2,380	1,595
5.003% due 11/25/2035 •	2,445	1,153
5.013% due 08/25/2035 •	3,461	3,242
5.013% due 12/25/2035 •	282	253
5.013% due 02/25/2037 •	9,676	8,056
5.013% due 10/25/2046 •	1,976	1,814
5.013% due 08/25/2047 •	1,607	1,336
5.017% due 09/25/2034 •	109	101
5.025% due 12/25/2035 ~	60	57
5.033% due 02/25/2036 •	5,224	4,592
5.033% due 05/25/2036 •	3,520	2,940
5.053% due 12/25/2035 •	13,150	9,894
5.073% due 08/25/2035 •	546	492
5.073% due 11/25/2035 •	3,269	3,023
5.113% due 09/25/2035 •	1,236	911
5.113% due 10/25/2035 •	1,262	829
5.125% due 11/20/2035 •	4,579	4,033
5.145% due 11/20/2035 •	24,739	23,258
5.153% due 09/25/2035 •	7,585	6,765
5.153% due 12/25/2035 •	11,116	9,485
5.203% due 01/25/2036 •	3,319	2,030
5.253% due 08/25/2035 •	1,014	516
5.253% due 01/25/2036 •	1,293	1,192
5.442% due 08/25/2034 ~	1,726	1,616
5.453% due 08/25/2035 •	3,376	1,846
5.490% due 12/25/2034 ~	4,132	4,029
5.500% due 01/25/2035	13,225	12,902
5.500% due 02/25/2035	266	252
5.500% due 03/25/2035	14,473	12,661
5.500% due 05/25/2035	9,895	7,887
5.500% due 06/25/2035	1,936	1,200
5.500% due 07/25/2035	2,376	1,907
5.500% due 08/25/2035	2,702	2,284
5.500% due 09/25/2035	20,895	14,821
5.500% due 10/25/2035	2,132	1,247
5.500% due 11/25/2035	9,801	6,276
5.500% due 12/25/2035	7,676	3,808
5.500% due 01/25/2036	4,386	3,187
5.500% due 02/25/2036	27,563	16,774
5.675% due 11/25/2046 •	571	503
5.750% due 05/25/2036	250	94
5.750% due 08/25/2036	3,455	1,740
5.750% due 03/25/2037	3,449	1,799
5.750% due 06/25/2037	2,852	1,242
5.750% due 07/25/2037	793	447
5.750% due 04/25/2047	1,972	1,033
5.765% due 11/25/2035 þ	3,380	1,645
5.765% due 06/25/2046 •	1,844	1,635
5.810% due 09/25/2034 ~	1,146	1,072
5.825% due 12/25/2035 •	6,521	5,569
5.993% due 11/25/2035 •	2,596	2,235
6.000% due 11/25/2034	6,453	6,482

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 02/25/2035	16,752	13,115
6.000% due 02/25/2036	28,230	15,793
6.000% due 03/25/2036	8,848	4,172
6.000% due 04/25/2036	12,459	5,675
6.000% due 05/25/2036	15,069	7,604
6.000% due 06/25/2036	7,177	3,895
6.000% due 07/25/2036	7,372	4,099
6.000% due 08/25/2036	3,643	2,088
6.000% due 01/25/2037	829	680
6.000% due 02/25/2037	3,279	1,218
6.000% due 03/25/2037	3,559	1,274
6.000% due 04/25/2037	7,505	3,477
6.000% due 05/25/2037	14,111	6,248
6.000% due 06/25/2037	478	217
6.000% due 08/25/2037 •	5,208	2,556
6.000% due 01/25/2047	5,798	3,020
6.028% due 02/25/2035 •	452	451
6.074% due 11/25/2035 þ	1,753	853
6.103% due 08/25/2034 •	2,440	2,405
6.103% due 10/25/2034 •	2,322	2,284
6.135% due 07/20/2035 •	1,325	1,208
6.175% due 08/25/2035 •	1,615	1,336
6.225% due 08/25/2035 •	95	88
6.250% due 10/25/2036	4,619	2,247
6.250% due 11/25/2036	4,285	2,017
6.250% due 12/25/2036	2,979	1,242
6.250% due 11/25/2046	1,989	949
6.385% due 08/25/2035 •	2,758	2,520
6.470% due 06/25/2035 •	194	172
6.500% due 05/25/2036	2,510	1,158
6.500% due 06/25/2036	827	378
6.500% due 08/25/2036	2,446	752
6.500% due 09/25/2036	6,810	3,474
6.500% due 12/25/2036	2,401	1,041
6.500% due 08/25/2037	9,609	4,100
6.500% due 09/25/2037	17,749	6,506
6.500% due 11/25/2037	7,749	3,510
6.875% due 10/20/2035 •	13,221	9,421
6.895% due 10/20/2035 •	4,239	3,713
7.000% due 08/25/2034	161	150
7.000% due 09/25/2036	24,305	4,842
7.250% due 08/25/2032	34	35
7.500% due 12/25/2034	104	13
Countrywide Asset-Backed Certificates Trust
4.933% due 04/25/2036 •	6,386	5,603
4.953% due 03/25/2036 •	1,310	1,329
5.133% due 03/25/2036 •	24,222	20,663
Countrywide Home Loan Mortgage Pass-Through Trust
3.307% due 04/20/2036 ~	195	168
3.401% due 02/25/2035 ~	4,177	3,367
3.505% due 03/25/2035 ~	166	128
3.794% due 04/25/2035 ~	371	270
3.824% due 07/19/2033 ~	312	296
3.855% due 05/25/2047 ~	1,070	893
3.860% due 02/25/2034 ~	135	122
4.017% due 05/20/2036 ~	12,390	11,293
4.042% due 04/25/2047 ~	2,559	2,461
4.157% due 09/25/2037 ~	479	426
4.400% due 03/25/2037 ~	99	84
4.402% due 09/20/2035 ~	3,343	2,981
4.409% due 02/25/2047 ~	6,528	5,581
4.413% due 05/20/2036 ~	1,734	1,469
4.417% due 09/20/2036 ~	593	520
4.451% due 04/25/2037 ~	1,272	1,171
4.463% due 05/19/2033 ~	110	100
4.466% due 11/25/2037 ~	10,551	9,138
4.522% due 05/20/2036 ~	1,114	987
4.597% due 05/20/2036 ~	2,497	2,340
4.599% due 06/20/2036 ~	3,755	3,255
4.620% due 11/20/2035 ~	420	381
4.620% due 04/20/2036 ~	847	744
4.655% due 11/25/2037 ~	14,182	12,904
4.723% due 04/25/2035 •	1,079	1,014
4.739% due 01/25/2036 ~	1,759	1,643
4.753% due 04/25/2037 •	3,622	1,181
4.803% due 11/25/2035 •	3,481	1,049
4.803% due 05/25/2037 •	2,628	957
4.803% due 08/25/2037 •	3,742	1,152
4.805% due 02/20/2036 ~	2,645	2,294
4.828% due 11/25/2037 ~	13,304	12,362
4.850% due 04/25/2035 ~	18	15
4.853% due 10/25/2035 •	1,148	546
4.853% due 04/25/2046 •	243	228
4.913% due 05/25/2035 •	181	157
4.933% due 03/25/2036 •	4,896	4,555
4.937% due 09/25/2047 ~	700	631

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.953% due 05/25/2036 •	1,910	595
4.956% due 09/25/2034 ~	14	12
4.969% due 03/20/2036 ~	3,145	2,853
4.990% due 11/20/2034 ~	1,457	1,373
4.993% due 03/25/2035 •	204	187
5.003% due 05/25/2033 •	25	22
5.014% due 08/20/2035 ~	3,426	3,156
5.018% due 03/25/2035 ~	93	86
5.033% due 04/25/2035 •	2,820	2,649
5.053% due 03/25/2035 •	1,129	696
5.053% due 05/25/2035 •	10,039	8,685
5.071% due 10/20/2034 ~	589	531
5.093% due 03/25/2035 •	9,828	8,703
5.113% due 02/25/2035 •	277	252
5.133% due 02/25/2035 •	551	495
5.153% due 03/25/2035 •	1,829	992
5.165% due 11/20/2035 ~	13,814	11,706
5.190% due 10/20/2035 ~	829	810
5.193% due 02/25/2035 •	4,772	4,302
5.199% due 05/20/2035 ~	1,333	1,277
5.213% due 09/25/2034 •	51	49
5.250% due 12/25/2027	363	213
5.250% due 07/25/2034	115	111
5.400% due 02/20/2035 ~	86	87
5.439% due 05/20/2034 ~	30	28
5.457% due 07/25/2034 ~	54	51
5.500% due 04/25/2035	13	11
5.500% due 05/25/2035	1,604	1,298
5.500% due 08/25/2035	3,557	1,894
5.500% due 09/25/2035	1,909	1,180
5.500% due 10/25/2035	3,807	2,035
5.500% due 11/25/2035	222	116
5.500% due 12/25/2035	32	17
5.500% due 01/25/2036	651	397
5.537% due 11/20/2035 ~	672	553
5.559% due 09/20/2035 ~	5,495	5,149
5.750% due 08/25/2034	130	124
5.750% due 02/25/2036	428	194
5.750% due 02/25/2037	186	79
5.750% due 03/25/2037	1,945	812
5.750% due 05/25/2037	5,554	2,664
5.750% due 07/25/2037	1,766	841
5.801% due 09/25/2034 ~	111	108
5.850% due 05/25/2036	2,168	884
5.864% due 06/25/2047 ~	2,499	2,422
5.877% due 09/20/2034 ~	56	52
6.000% due 12/25/2035	12	6
6.000% due 04/25/2036	1,444	693
6.000% due 02/25/2037	5,662	2,355
6.000% due 03/25/2037	3,434	1,465
6.000% due 04/25/2037	258	123
6.000% due 05/25/2037	2,902	1,257
6.000% due 07/25/2037	6,344	2,617
6.000% due 08/25/2037	5,192	2,195
6.000% due 09/25/2037	1,983	1,015
6.000% due 10/25/2037	4,420	3,022
6.000% due 01/25/2038	7,970	3,401
6.018% due 10/25/2033 ~	22	20
6.028% due 11/20/2034 ~	1,028	978
6.116% due 02/25/2034 ~	2	2
6.209% due 12/19/2033 ~	5	5
6.248% due 02/20/2036 •	494	450
6.250% due 09/25/2036	2,031	807
6.250% due 10/25/2036	96	44
6.491% due 02/25/2034 ~	83	78
6.500% due 11/25/2036	7,587	2,371
6.500% due 05/25/2037	200	94
6.500% due 10/25/2037	14,471	5,489
6.500% due 11/25/2037	3,314	1,186
6.500% due 12/25/2037	20,901	8,412
6.500% due 11/25/2047	12,587	6,342
6.639% due 02/20/2036 •	2,726	2,364
6.662% due 02/20/2036 •	701	597
6.668% due 05/25/2034 ~	43	42
6.901% due 12/25/2033 ~	28	28
7.210% due 02/20/2036 •	3,390	2,946
7.334% due 06/25/2034 ~	338	341
7.785% due 10/20/2034 ~	997	990
Countrywide Home Loan Reperforming REMIC Trust
4.853% due 11/25/2034 •	3,204	3,059
4.853% due 09/25/2035 •	510	426
5.709% due 01/25/2034	13,248	12,124
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •	1,177	1,124
Credit Suisse First Boston Mortgage Securities Corp.
2.578% due 01/25/2033 ~	393	347

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.796% due 11/25/2031 •	191	112
5.070% due 09/25/2032 ~	188	172
5.103% due 09/25/2035 •	2,245	1,500
5.250% due 09/25/2035	437	341
5.603% due 11/25/2034 •	2,810	2,467
5.610% due 11/25/2031 •	396	243
5.700% due 04/25/2034 •	7	7
6.000% due 09/25/2033	56	55
6.000% due 01/25/2036	2,539	1,492
6.351% due 11/25/2032 ~	151	143
6.500% due 01/25/2036	353	82
7.000% due 01/25/2036	4,856	864
7.178% due 04/25/2033 ~	262	256
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.803% due 10/25/2035 •	3,290	2,791
5.500% due 08/25/2034	189	170
5.500% due 06/25/2035	3,367	2,408
5.500% due 10/25/2035	2,661	1,142
5.636% due 01/25/2034 ~	57	54
6.000% due 11/25/2035	226	52
7.553% due 10/25/2033 ~	10	10
Credit Suisse Mortgage Capital Certificates 6.000% due 04/26/2037 ~	492	488
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 12/25/2054 (h)	23	23
0.000% due 02/25/2056 (h)	185	182
0.000% due 07/25/2057 (h)	227	219
0.000% due 01/25/2058 (h)	162	158
0.000% due 07/25/2058 (h)	584	561
0.000% due 01/27/2059 (h)	339	332
0.000% due 01/27/2059 (a)	674,970	0
0.000% due 04/25/2059 ~(a)	326,940	20
0.000% due 09/25/2059 ~	454	434
0.000% due 10/25/2060 (h)	500	489
0.000% due 02/25/2061 ~(a)	280,092	2,113
0.000% due 05/25/2061 ~	214	212
0.000% due 11/25/2076 (h)	1,269	1,136
0.000% due 11/25/2076 (a)	782,536	0
0.010% due 04/25/2058 (a)	10	9
0.388% due 02/25/2061 ~(a)	243,274	3,673
0.393% due 05/25/2061 ~(a)	415,993	6,001
1.000% due 02/25/2061 ~(a)	123,697	2,643
1.142% due 08/15/2037 ~(a)	87,330	560
1.250% due 02/25/2061 ~	123,697	110,508
1.513% due 05/25/2061 ~(a)	467,957	14,200
1.650% due 05/25/2061 ~	289,033	248,314
2.000% due 01/25/2060 ~	17,477	15,513
2.000% due 10/25/2060 ~	22,920	20,454
2.100% due 05/25/2061 ~	40,232	28,089
2.450% due 05/25/2061 ~	33,691	23,449
2.500% due 07/25/2057 ~	313,258	281,920
2.500% due 02/25/2061 ~	27,143	22,321
2.725% due 12/25/2048 ~	217,515	196,562
2.800% due 05/25/2061 ~	28,457	19,305
3.000% due 02/25/2061 ~	20,262	16,433
3.062% due 02/25/2056 ~	1,001,494	780,063
3.170% due 07/25/2057 ~	330,964	203,665
3.236% due 07/25/2058 ~	2,393,495	1,865,820
3.250% due 01/27/2059 ~	310,723	295,414
3.250% due 04/25/2059 ~	142,195	134,968
3.408% due 11/30/2037 ~	4,877	4,400
3.431% due 11/10/2032	8,800	7,066
3.433% due 10/25/2060 ~	1,298,250	1,034,117
3.500% due 04/26/2038 ~	1,166	1,136
3.500% due 11/25/2076 ~	347,808	333,044
3.597% due 04/25/2059 ~	182,996	131,183
3.598% due 01/25/2058 ~	147,242	118,345
3.653% due 05/25/2061 ~	76,541	41,503
3.680% due 02/25/2061 ~	108,000	67,541
3.811% due 01/27/2059 ~	356,200	262,103
3.820% due 11/25/2076 ~	430,959	315,336
3.883% due 02/27/2047 ~	88,281	35,037
3.904% due 04/25/2062 ~	27,367	25,838
4.000% due 08/27/2037 ~	7,779	7,305
4.000% due 08/01/2057 ~	16,775	15,800
4.269% due 09/25/2057 ~	518,150	442,293
4.433% due 07/27/2037 •	973	915
4.444% due 12/25/2054 ~	141,213	103,441
4.462% due 05/27/2053 ~	81,191	62,877
4.513% due 06/25/2048 ~	579,385	494,961
4.547% due 05/25/2067 ~	16,384	16,140
4.646% due 08/27/2037 ~	8,139	7,006
4.655% due 04/27/2037 ~	8,604	4,456
4.673% due 05/27/2037 •	7,537	6,509
4.803% due 11/25/2036 •	1,281	794
4.815% due 04/26/2047 ~	8,007	4,665

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.889% due 04/25/2058 ~		226,476	203,914
4.953% due 07/25/2036 •		13,134	4,870
5.000% due 04/25/2037		217	177
5.132% due 10/27/2036 •		2,090	1,597
5.167% due 09/25/2059 ~		272,861	251,237
5.500% due 03/25/2037		6,188	2,821
5.561% due 04/25/2036 ~		4,981	3,782
5.680% due 11/26/2036 ~		2,591	1,704
5.912% due 07/15/2038 •		28,700	25,641
6.000% due 08/25/2036		3,281	1,472
6.000% due 02/25/2037		1,530	859
6.000% due 06/25/2037		2,110	330
6.131% due 06/25/2046 ~		150,354	142,195
6.250% due 08/25/2036		644	238
6.941% due 09/26/2036 ~		405	385
7.000% due 08/26/2036		1,444	393
7.153% due 06/01/2050 ~		572,110	570,722
7.858% due 07/25/2049 ~		571,039	577,861
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~		32,790	25,789
0.000% due 09/25/2059 ~		25,329	20,624
0.000% due 10/27/2060 ~(a)		54,663	42,123
2.821% due 07/25/2057 ~		33,039	24,333
3.139% due 02/25/2061		11,889	9,050
3.197% due 09/25/2048 ~		101,264	71,572
3.404% due 01/27/2059 ~		28,081	22,005
3.500% due 05/25/2061		19,703	15,605
3.657% due 07/25/2049		24,044	26,073
3.837% due 10/27/2060 ~		7,468	5,737
4.187% due 09/25/2057 ~		21,927	18,050
11.429% due 10/25/2058 ~		9,159	7,453
Cross Mortgage Trust
5.129% due 09/25/2069 ~		10,090	10,000
5.549% due 12/25/2069 ~		18,002	18,037
6.093% due 04/25/2069 þ		30,545	30,777
6.147% due 07/25/2069 þ		27,042	27,223
6.272% due 06/25/2069 þ		38,286	38,627
6.615% due 03/25/2068 þ		22,282	22,504
CRSNT Commercial Mortgage Trust 0.000% due 04/15/2036 ~(a)		175,301	0
CSAIL Commercial Mortgage Trust 3.617% due 11/15/2048		2,171	2,161
Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «~	GBP	2,000	654
DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,367
5.907% due 10/15/2036 •		26,500	26,130
DBJPM Mortgage Trust 1.700% due 09/15/2053 ~(a)		62,112	2,809
DC Commercial Mortgage Trust 6.314% due 09/12/2040		18,400	18,885
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.603% due 02/25/2047 •		1,192	679
4.693% due 08/25/2036 •		2,914	2,583
4.693% due 01/25/2047 •		2,336	2,123
4.713% due 12/25/2036 •		2,969	991
4.713% due 08/25/2047 •		27,844	25,118
4.733% due 07/25/2047 •		6,719	6,094
4.753% due 12/25/2036 •		2,000	1,819
4.753% due 03/25/2037 •		13,568	12,432
4.773% due 03/25/2037 •		15,174	7,237
4.803% due 04/25/2035 •		1,510	1,355
4.823% due 10/25/2035 ~		161	128
4.833% due 08/25/2036 •		3,362	2,973
4.833% due 10/25/2036 •		13,213	3,689
4.833% due 12/25/2036 •		2,969	923
4.833% due 08/25/2047 •		8,836	7,923
4.853% due 02/25/2047 •		7,060	6,505
4.933% due 01/25/2047 •		1,901	1,611
5.013% due 08/25/2036 •		6,523	5,713
5.113% due 08/25/2037 •		5,839	4,707
5.153% due 06/25/2037 •		35,245	30,032
5.203% due 10/25/2047 •		23,059	17,936
5.250% due 09/25/2035 ~		2,568	2,240
5.500% due 11/25/2035 ~		22	38
5.500% due 11/25/2035		1,862	844
5.500% due 12/25/2035		1,253	1,039
5.595% due 04/25/2047 •		14,401	12,589
5.803% due 11/25/2035 •		1,331	2,278
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.716% due 06/25/2036 ~		5,971	5,341
4.753% due 04/25/2037 •		21,512	14,965
5.431% due 02/25/2036 ~		1,627	1,436
5.530% due 02/25/2036 ~		2,797	2,468
5.650% due 10/25/2036 ~		8,177	6,915
5.900% due 10/25/2036 ~		3,507	2,963

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.369% due 10/25/2036 þ		562	474
6.386% due 10/25/2036 þ		89	75
6.420% due 07/25/2036 ~		5,061	4,248
6.600% due 10/25/2036 þ		2,437	2,060
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 7.152% due 06/25/2034 ~		4	4
Dilosk Rmbs No. 10 STS DAC 3.522% due 09/24/2060 •	EUR	10,059	10,419
Domi BV 4.161% due 06/15/2056 ~		6,130	6,350
Downey Savings & Loan Association Mortgage Loan Trust
4.621% due 03/19/2037 •		$21,169	17,048
4.661% due 04/19/2047 •		65	61
4.681% due 10/19/2036 •		19,112	12,500
4.901% due 03/19/2045 •		875	818
4.981% due 02/19/2045 •		681	674
5.141% due 09/19/2045 •		1,237	646
5.261% due 11/19/2044 •		1,563	1,509
5.281% due 11/19/2044 •		30	27
5.301% due 09/19/2044 •		1,997	1,786
5.595% due 07/19/2044 ~		230	215
5.765% due 04/19/2046 •		3,334	2,851
5.845% due 07/19/2044 ~		5	5
DRHM 2024-BA YCRT 0.000% due 05/28/2055	GBP	10	34
Durham Mortgages PLC
0.000% due 05/28/2054 (h)		10	5,500
0.000% due 05/28/2054 (b)(h)		50,495	49,380
0.000% due 05/28/2055 (b)(h)		55,498	51,543
5.527% due 05/28/2054 •		863,242	1,084,557
5.627% due 05/28/2055 •		749,908	941,152
5.877% due 05/28/2054 •		51,843	64,892
5.877% due 05/28/2055 •		45,040	56,228
6.027% due 05/28/2054 •		44,096	55,038
6.027% due 05/28/2055 •		46,041	57,280
6.477% due 05/28/2055 •		33,530	41,466
6.627% due 05/28/2054 •		36,945	45,888
7.427% due 05/28/2055 •		28,025	34,488
7.727% due 05/28/2054 •		3,079	3,783
7.927% due 05/28/2054 •		25,027	31,047
8.227% due 05/28/2055 •		27,523	33,992
8.927% due 05/28/2054 •		10,725	13,220
Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	1,830	52,347
3.750% due 08/22/2067 •		1,005,098	1,042,857
4.050% due 08/22/2067 •		66,160	68,512
4.450% due 08/22/2067 •		46,312	48,081
5.100% due 08/22/2067 •		44,327	46,136
6.500% due 08/22/2067 •		28,448	28,669
7.500% due 08/22/2067 •		18,277	18,960
8.500% due 08/22/2067 •		19,849	20,046
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		34,038	41,744
Dutch Property Finance BV
3.972% due 04/28/2064 •		4,137	4,308
8.872% due 04/28/2064 •		186	192
E-MAC NL BV 5.346% due 07/25/2036 •		172	176
Ellington Financial Mortgage Trust
5.522% due 01/26/2060 «þ		$17,300	17,262
5.732% due 02/25/2068 þ		8,237	8,236
EMF-UK PLC 5.826% due 03/13/2046 •	GBP	11,499	14,336
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «~		115,008	99,034
Eurohome U.K. Mortgages PLC
4.997% due 06/15/2044 •		377	468
5.147% due 06/15/2044 •		5,200	6,378
5.197% due 09/15/2044 •		1,600	1,972
Eurosail PLC
5.086% due 03/13/2045 •		12,309	15,293
5.246% due 09/13/2045 •		13,014	16,217
5.296% due 09/10/2044 •		1,200	1,477
5.616% due 09/13/2045 •		19,211	23,268
5.796% due 06/13/2045 •		1,519	1,891
Finance of America Structured Securities Trust 3.500% due 11/25/2074		$150,000	140,616
First Horizon Alternative Mortgage Securities Trust
1.097% due 04/25/2037 •(a)		2,342	157
4.408% due 01/25/2036 ~		2,396	1,178
4.787% due 02/25/2036 ~		48	34
4.823% due 02/25/2037 •		157	44
4.833% due 08/25/2035 ~		579	477
5.203% due 04/25/2036 •		1,254	427
5.487% due 12/25/2035 ~		820	625
5.583% due 09/25/2036 ~		2,084	1,580

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.750% due 02/25/2036		2,323	992
5.782% due 04/25/2035 ~		3,304	3,223
5.819% due 08/25/2034 ~		50	50
5.904% due 09/25/2035 ~		1,687	1,473
5.988% due 08/25/2035 ~		3	2
6.000% due 11/25/2036		915	236
6.039% due 04/25/2036 ~		619	521
6.250% due 11/25/2036		1,764	475
6.250% due 08/25/2037		82	31
6.482% due 02/25/2035 ~		319	300
7.003% due 03/25/2035 ~		181	177
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
5.144% due 11/25/2037 ~		24	10
5.164% due 05/25/2037 ~		1,408	595
5.191% due 01/25/2037 ~		336	177
5.282% due 10/25/2035 ~		379	347
5.750% due 05/25/2037		136	45
6.743% due 08/25/2035 ~		36	26
Formentera Issuer PLC 5.574% due 07/28/2047 •	GBP	35,144	44,005
Fremont Home Loan Trust 5.278% due 01/25/2034 •		$1,193	1,140
GCAT Trust
4.250% due 05/25/2067 ~		17,508	16,225
6.007% due 01/25/2059 þ		14,882	14,963
6.085% due 06/25/2059 þ		22,187	22,319
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		4,549	4,248
GMAC Mortgage Corp. Loan Trust
3.666% due 11/19/2035 ~		93	80
3.727% due 03/18/2035 ~		2	2
3.896% due 03/18/2035 ~		178	153
4.255% due 11/19/2035 ~		51	43
6.971% due 03/18/2035 ~		74	74
7.250% due 05/25/2035 ~		331	305
Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	2,630
Great Hall Mortgages PLC
4.812% due 06/18/2039 •		64	64
5.146% due 06/18/2039 •	GBP	25,290	31,027
GreenPoint Mortgage Funding Trust
4.813% due 01/25/2037 •		$5,133	4,577
4.853% due 03/25/2047 •		8,546	7,810
4.873% due 04/25/2036 •		5,820	5,109
4.893% due 10/25/2046 •		8,531	7,992
4.913% due 06/25/2045 •		1,212	945
4.933% due 08/25/2045 •		125	103
4.973% due 10/25/2045 •		169	161
4.993% due 11/25/2045 •		26	23
5.073% due 10/25/2045 •		1,681	1,557
5.093% due 09/25/2046 •		4,467	3,538
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	12,146	12,322
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	18,785
5.927% due 03/14/2053 •		296,693	373,079
6.727% due 03/14/2053 •		64,660	81,496
7.727% due 03/14/2053 •		30,790	38,830
8.727% due 03/14/2053 •		24,633	30,987
10.227% due 03/14/2053 •		15,395	19,394
11.727% due 03/14/2053 •		9,237	11,598
12.727% due 03/14/2053 •		19,685	25,232
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	2
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		40,306	34,371
5.470% due 12/15/2036 •		17,000	16,961
5.644% due 07/15/2035 •		6,688	5,047
5.770% due 12/15/2036 •		3,000	2,984
GS Mortgage Securities Trust
0.088% due 08/10/2044 ~(a)		1,172	1
0.432% due 08/10/2043 ~(a)		16,428	25
0.558% due 11/10/2049 ~(a)		113,555	854
3.278% due 10/10/2048		1,162	1,155
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~		12,600	10,646
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		296	285
0.000% due 06/25/2061 ~(a)		602,395	23,981
0.000% due 01/25/2062 ~(a)		689	671
0.000% due 02/27/2062 (h)		1,271	1,005
0.000% due 02/25/2063 (h)		1,297	1,228
0.000% due 07/25/2063 (h)		459	445
0.000% due 01/25/2064 (b)(h)		164	157
0.000% due 03/25/2064 (b)(h)		3	3

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

0.000% due 03/25/2064 (h)	712	700
0.000% due 07/25/2064 «(b)(h)	257	257
0.000% due 07/25/2064 (b)(h)	443	432
0.000% due 12/27/2067 ~(a)	2,903	2,531
0.661% due 03/25/2052 ~(a)	245,960	9,081
1.625% due 06/25/2061 ~	171,349	154,844
2.250% due 06/25/2061 ~	24,938	20,158
2.500% due 03/25/2052 ~	245,960	197,779
2.500% due 06/25/2061 ~	24,253	19,640
2.665% due 03/25/2052 ~	3,749	1,584
2.672% due 07/25/2064 ~	193,592	164,556
2.750% due 06/25/2061 ~	19,676	15,540
2.752% due 12/27/2067 ~	560,462	465,727
3.161% due 03/25/2052 ~	19,259	15,956
3.386% due 02/25/2063 ~	345,519	286,073
3.404% due 03/25/2064 ~	583,563	478,432
3.506% due 01/25/2064 ~	125,194	102,917
3.544% due 02/27/2062 ~	346,211	294,253
3.750% due 07/25/2061 ~	25,869	25,054
3.900% due 09/25/2061 þ	21,822	21,024
4.049% due 06/25/2061 ~	55,798	41,489
4.051% due 07/25/2063 ~	421,123	380,081
4.119% due 01/25/2062 ~	801,456	731,120
4.459% due 07/25/2064 ~	76,543	68,851
6.524% due 06/25/2063 ~	376,301	379,686
6.852% due 03/25/2064 ~	390,896	400,252
GSC Capital Corp. Mortgage Trust 4.853% due 02/25/2036 •	3,436	3,206
GSCG Trust 2.936% due 09/06/2034	12,950	9,874
GSMPS Mortgage Loan Trust
4.803% due 01/25/2035 •	14,073	12,226
4.803% due 03/25/2035 •	2,216	2,060
4.853% due 06/25/2034 •	21,614	19,404
5.500% due 08/01/2079 «	111,754	103,778
7.080% due 10/20/2032 ~	7,655	7,130
GSMSC Pass-Through Trust
4.482% due 09/25/2036 ~	711	215
7.500% due 10/25/2036 ~	1,005	118
GSMSC Resecuritization Trust
3.635% due 04/26/2037 •	44,696	24,088
4.593% due 10/26/2036 •	24,434	22,689
4.987% due 02/26/2037 •	19,599	18,233
GSR Mortgage Loan Trust
3.818% due 01/25/2035 ~	9	8
4.084% due 08/25/2034 ~	188	173
4.250% due 03/25/2032	41	40
4.341% due 05/25/2037 ~	944	518
4.480% due 05/25/2037 ~	1,281	1,095
4.484% due 05/25/2035 ~	515	386
4.539% due 04/25/2035 ~	49	47
4.648% due 11/25/2035 ~	9	7
4.659% due 08/25/2034 ~	21	19
4.694% due 01/25/2036 ~	3	4
4.743% due 01/25/2036 ~	2,381	2,120
4.753% due 01/25/2035 •	37	34
4.753% due 08/25/2035 •	254	245
4.803% due 06/25/2035 •	542	518
4.893% due 08/25/2046 •	43,701	9,436
4.903% due 07/25/2037 •	136	31
4.973% due 08/25/2046 •	34,126	7,571
5.000% due 07/25/2036	5	0
5.046% due 11/25/2035 ~	5	5
5.090% due 12/25/2034 ~	741	97
5.091% due 04/25/2035 ~	22	21
5.286% due 10/25/2035 ~	1,296	682
5.397% due 04/25/2036 ~	751	493
5.500% due 03/25/2036	761	946
5.500% due 01/25/2037	258	856
5.665% due 07/25/2035 ~	776	481
5.750% due 02/25/2036	253	214
5.869% due 03/25/2037 ~	365	325
5.887% due 09/25/2034 ~	4	4
5.907% due 08/25/2034 ~	133	126
6.000% due 11/25/2035	243	84
6.000% due 02/25/2036	346	154
6.000% due 03/25/2036	10,183	3,375
6.000% due 06/25/2036	339	620
6.000% due 07/25/2036	1,562	908
6.000% due 09/25/2036	1,295	553
6.000% due 01/25/2037	38	23
6.090% due 05/25/2034 •	46	40
6.126% due 09/25/2035 ~	1,679	1,508
6.250% due 10/25/2036	9,938	8,948
6.500% due 09/25/2036	1,210	560
6.500% due 10/25/2036	553	216

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.614% due 05/25/2035 ~		2,112	1,841
6.630% due 07/25/2035 ~		919	477
6.648% due 10/25/2035 ~		245	233
6.694% due 05/25/2035 ~		403	307
6.922% due 01/25/2035 ~		141	132
6.940% due 04/25/2032 •		8	7
6.959% due 11/25/2035 ~		150	79
7.338% due 09/25/2034 ~		228	229
7.375% due 07/25/2035 ~		151	147
HarborView Mortgage Loan Trust
4.058% due 08/19/2036 ~		217	183
4.226% due 06/19/2036 ~		246	101
4.613% due 05/25/2038 •		10,228	8,069
4.633% due 01/19/2036 •		87	87
4.741% due 03/19/2037 •		19,369	17,587
4.781% due 01/25/2047 •		8,738	8,093
4.821% due 12/19/2036 •		1,501	1,333
4.861% due 09/19/2037 •		6,718	5,693
4.861% due 02/19/2046 •		1,290	1,172
4.890% due 01/19/2036 •		342	207
4.891% due 12/19/2036 •		30,120	22,937
4.901% due 11/19/2036 •		11,783	10,616
4.942% due 06/19/2036 ~		98	48
4.955% due 06/19/2045 •		3,674	1,650
4.961% due 12/19/2036 •		1,969	1,831
5.021% due 03/19/2035 •		1,038	1,032
5.021% due 07/19/2045 •		8,431	7,615
5.041% due 02/19/2036 •		3,793	1,689
5.045% due 10/20/2045 •		5,904	3,978
5.052% due 07/19/2035 ~		3,750	2,776
5.061% due 07/19/2045 •		1,335	1,146
5.085% due 11/19/2036 •		3,418	2,912
5.101% due 11/19/2035 •		359	234
5.101% due 08/19/2045 •		189	175
5.121% due 01/19/2035 •		136	110
5.141% due 09/19/2035 •		896	571
5.181% due 01/19/2035 •		719	676
5.185% due 12/19/2035 ~		1,379	699
5.241% due 01/19/2035 •		135	129
5.261% due 12/19/2034 •		2,125	1,880
5.281% due 11/19/2034 •		88	80
5.281% due 12/19/2034 •		23	21
5.301% due 12/19/2034 •		10,808	8,956
5.341% due 11/19/2034 •		10,643	7,376
5.675% due 12/19/2036 •		5,103	4,412
5.792% due 06/19/2034 •		13	12
6.274% due 11/19/2034 ~		15	15
6.453% due 10/25/2037 •		9,778	8,938
6.709% due 08/19/2034 ~		876	857
6.795% due 11/19/2034 ~		231	223
6.825% due 01/19/2036 •		8,574	3,447
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	799
2.828% due 11/05/2035		71,800	56,112
HomeBanc Mortgage Trust
4.679% due 04/25/2037 ~		3,388	3,013
4.973% due 01/25/2036 •		2,154	2,061
5.073% due 03/25/2035 •		225	180
5.428% due 12/25/2034 •		151	141
5.578% due 03/25/2035 •		68	46
5.653% due 03/25/2035 •		90	59
Homeward Opportunities Fund Trust 5.082% due 07/25/2067 þ		7,990	7,911
HSI Asset Loan Obligation Trust
3.763% due 09/25/2037 ~		791	660
4.771% due 09/25/2037 ~		10,241	8,396
5.113% due 01/25/2037 ~		2,147	1,626
5.873% due 01/25/2037 ~		708	460
HSI Asset Securitization Corp. Trust
5.413% due 07/25/2035 •		704	669
5.443% due 07/25/2035 •		1,603	1,369
ILPT Commercial Mortgage Trust 6.642% due 10/15/2039 •		27,100	27,225
IM Pastor Fondo de Titluzacion Hipotecaria 2.979% due 03/22/2044 •	EUR	9,610	8,893
Impac CMB Trust
4.733% due 10/25/2035 •		$3,845	3,408
4.973% due 04/25/2035 •		1,073	1,038
5.093% due 09/25/2034 •		12	12
5.093% due 03/25/2035 •		3,192	3,058
5.173% due 05/25/2035 •		28	25
5.287% due 09/25/2034 þ		1,169	1,225
5.323% due 09/25/2034 þ		470	537
5.398% due 10/25/2034 •		35	34
5.398% due 11/25/2034 •		47	46
6.253% due 10/25/2033 •		1	1

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

ImpacSecured Assets Trust
4.853% due 05/25/2036 •	11	9
4.933% due 03/25/2037 •	24,712	20,958
4.933% due 09/25/2037 •	5,413	4,597
4.973% due 01/25/2037 •	16,537	14,022
5.153% due 05/25/2036 •	294	266
5.173% due 09/25/2037 •	7,987	6,829
5.213% due 05/25/2037 •	10,251	8,595
5.450% due 03/25/2033 ~	1,199	1,176
6.553% due 05/25/2036 •	291	289
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	4	3
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	1,842	761
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037	10,325	6,383
6.500% due 09/25/2037	90	48
IndyMac INDA Mortgage Loan Trust
3.301% due 11/25/2035 ~	209	157
3.511% due 11/25/2037 ~	6,410	5,252
3.822% due 01/25/2036 ~	1,495	1,149
4.005% due 03/25/2037 ~	715	546
4.142% due 09/25/2036 ~	2,652	2,067
4.814% due 09/25/2037 ~	10,218	5,373
5.634% due 01/25/2036 ~	61	57
IndyMac INDX Mortgage Loan Trust
3.193% due 06/25/2037 ~	4,113	2,398
3.202% due 06/25/2037 ~	8,669	6,906
3.259% due 01/25/2036 ~	29	25
3.292% due 05/25/2036 ~	13,079	8,710
3.423% due 06/25/2035 ~	43	33
3.427% due 05/25/2037 ~	3,043	2,403
3.448% due 08/25/2037 ~	53	37
3.491% due 05/25/2037 •	38,012	28,656
3.498% due 09/25/2035 ~	3,213	2,207
3.501% due 07/25/2037 ~	16,745	10,853
3.521% due 01/25/2035 ~	299	279
3.525% due 06/25/2036 ~	460	394
3.549% due 06/25/2036 ~	185	115
3.638% due 06/25/2036 ~	19,356	13,095
3.664% due 02/25/2036 ~	2,146	1,522
3.665% due 05/25/2036 ~	8,143	7,712
3.838% due 05/25/2035 ~	1,309	1,122
3.842% due 10/25/2035 ~	4,746	3,794
3.895% due 05/25/2037 ~	15,436	10,330
3.902% due 08/25/2035 ~	5,615	4,131
4.065% due 12/25/2035 ~	983	544
4.114% due 09/25/2036 ~	58	37
4.157% due 07/25/2036 ~	5,889	3,893
4.159% due 11/25/2035 ~	2,008	1,860
4.251% due 09/25/2035 ~	4,571	3,717
4.273% due 12/25/2035 ~	2,128	1,303
4.489% due 11/25/2035 ~	6,299	4,443
4.505% due 01/25/2037 ~	2,987	2,511
4.515% due 12/25/2035 ~	4,591	3,295
4.693% due 07/25/2036 •	4,969	4,729
4.713% due 10/25/2036 •	48	43
4.716% due 03/25/2035 ~	13	12
4.753% due 06/25/2037 •	7,889	2,754
4.779% due 03/25/2035 ~	38	38
4.790% due 07/25/2035 ~	4,228	2,293
4.823% due 08/25/2035 ~	1,651	1,496
4.833% due 09/25/2046 •	5,939	5,199
4.853% due 10/25/2036 •	1,897	1,700
4.853% due 06/25/2046 •	11,464	9,747
4.853% due 11/25/2046 •	19,893	17,612
4.873% due 04/25/2046 •	5,631	4,980
4.873% due 05/25/2046 •	25,489	22,672
4.893% due 04/25/2046 •	4,570	4,043
4.913% due 04/25/2035 •	1,463	1,333
4.913% due 09/25/2046 •	4,585	4,379
4.933% due 04/25/2035 •	3,902	3,181
4.933% due 07/25/2035 •	1,018	931
4.933% due 06/25/2037 •	11,927	10,847
4.953% due 02/25/2037 •	13,346	8,625
4.973% due 06/25/2035 •	2,930	2,341
4.973% due 07/25/2035 •	10,882	7,228
5.013% due 03/25/2035 •	210	207
5.013% due 07/25/2035 •	1,469	1,159
5.033% due 11/25/2036 •	5,624	5,165
5.093% due 02/25/2035 •	822	759
5.093% due 07/25/2045 •	2,544	1,983
5.133% due 02/25/2035 •	614	540
5.153% due 01/25/2035 •	1,214	918
5.253% due 08/25/2034 •	48	43
5.253% due 11/25/2034 •	4	4

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.253% due 07/25/2046 •	1,103	954
5.333% due 09/25/2034 •	54	46
5.617% due 04/25/2035 ~	7	7
6.013% due 10/25/2036 •	6,761	3,501
InTown Mortgage Trust 6.886% due 08/15/2039 •	6,175	6,191
JP Morgan Alternative Loan Trust
4.316% due 05/25/2036 ~	584	327
4.635% due 01/25/2036 ~	1,876	1,200
4.813% due 06/25/2037 •	29,821	15,292
4.853% due 06/25/2037 •	10,720	3,882
5.843% due 05/26/2037 ~	23,505	2,119
6.000% due 03/25/2036	1,562	776
6.000% due 12/27/2036	20,722	10,356
6.500% due 03/25/2036	3,913	2,141
6.500% due 12/25/2036 þ	36,540	30,189
6.810% due 08/25/2036 þ	10,322	9,905
JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)	158,100	1,093
0.360% due 10/05/2040 ~(a)	217,800	2,918
1.157% due 04/15/2046 ~(a)	4,915	26
1.312% due 08/15/2049 ~(a)	114,795	1,788
1.974% due 01/05/2040	15,870	13,865
2.287% due 03/05/2042	33,500	29,691
4.128% due 07/05/2031	27,783	25,916
4.994% due 04/15/2037 •	58,164	56,929
5.522% due 06/15/2038 •	19,290	19,161
5.777% due 11/15/2038 •	1,350	1,344
5.812% due 03/15/2036 •	5,000	4,612
7.235% due 10/05/2040	70,400	73,716
JP Morgan Mortgage Trust
4.510% due 05/25/2036 ~	1,759	1,425
4.513% due 06/25/2036 ~	105	71
4.532% due 06/25/2036 ~	256	177
4.542% due 04/25/2037 ~	3,514	2,850
4.562% due 01/25/2037 ~	240	186
4.625% due 07/25/2063 ~	34,116	33,138
4.629% due 10/25/2036 ~	586	425
4.750% due 01/25/2063 ~	12,168	11,666
4.757% due 06/25/2037 ~	200	153
4.996% due 05/25/2036 ~	639	539
5.067% due 08/25/2036 ~	1,739	1,349
5.072% due 10/25/2036 ~	201	115
5.084% due 08/25/2035 ~	2	2
5.192% due 04/25/2036 ~	4,371	3,782
5.192% due 08/25/2036 ~	4,691	3,756
5.250% due 11/25/2063 ~	836	820
5.289% due 02/25/2036 ~	1,351	961
5.308% due 05/25/2036 ~	478	418
5.364% due 12/26/2037 ~	3,972	3,082
5.422% due 06/25/2036 ~	1,625	1,125
5.439% due 11/25/2035 ~	728	574
5.452% due 06/25/2037 ~	2,248	1,721
5.456% due 07/25/2035 ~	4	4
5.500% due 09/25/2035	1,966	1,463
5.500% due 01/25/2036	603	256
5.500% due 08/25/2037	2,027	839
5.532% due 10/25/2033 ~	9	9
5.534% due 07/25/2035 ~	83	78
5.560% due 08/25/2035 ~	524	456
5.623% due 11/25/2035 ~	3,216	2,564
5.659% due 06/25/2035 ~	522	519
5.668% due 04/25/2037 ~	383	286
5.687% due 08/25/2036 ~	362	293
5.694% due 10/25/2035 ~	156	121
5.699% due 09/25/2035 ~	96	89
5.702% due 04/25/2035 ~	30	29
5.728% due 04/25/2036 ~	545	468
5.742% due 02/25/2035 ~	5	5
5.750% due 03/25/2037	343	125
5.772% due 11/25/2035 ~	103	84
5.819% due 03/25/2055 •	65,982	66,155
5.843% due 04/25/2035 ~	73	71
5.860% due 02/25/2034 ~	2	2
5.906% due 07/25/2035 ~	513	490
5.919% due 02/25/2055 •	50,017	50,188
5.975% due 06/25/2035 ~	33	27
5.990% due 07/25/2064 ~	15,387	15,479
6.000% due 10/25/2034	1,654	1,214
6.000% due 07/25/2036	2,145	975
6.000% due 06/25/2037	10,941	3,965
6.000% due 08/25/2037	14,802	6,663
6.013% due 10/25/2037 ~	4,379	3,465
6.035% due 10/25/2035 ~	161	156
6.082% due 07/25/2035 ~	144	141
6.265% due 10/25/2035 ~	5	4

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.337% due 10/25/2036 ~		607	482
6.345% due 06/25/2035 ~		27	27
6.500% due 09/25/2035		123	77
6.907% due 08/25/2035 ~		352	341
7.000% due 08/25/2037		774	398
7.198% due 07/25/2035 ~		16	16
9.603% due 02/25/2055 «~		149,856	161,170
JP Morgan Resecuritization Trust 3.898% due 11/26/2036 •		7,199	6,908
JPMDB Commercial Mortgage Securities Trust 0.699% due 12/15/2049 ~(a)		158,112	1,577
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~		4,750	4,440
Jubilee Place BV 3.643% due 09/17/2060 •	EUR	6,009	6,238
Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	24,255
5.593% due 01/28/2051 •		210,336	264,107
Kinbane DAC
3.696% due 09/25/2062 ~	EUR	36,039	37,222
4.189% due 01/24/2063 ~		69,766	72,277
4.246% due 09/25/2062 ~		28,699	29,770
4.746% due 09/25/2062 ~		19,800	20,666
5.246% due 09/25/2062 ~		11,900	12,504
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	14,303
2.250% due 02/22/2045		26,742	21,387
5.647% due 02/22/2045 •		117,949	147,527
6.847% due 02/22/2045 •		82,543	100,470
Landmark Mortgage Securities PLC
3.672% due 06/17/2039 •	EUR	752	756
5.046% due 06/17/2039 •	GBP	3,177	3,890
5.204% due 04/17/2044 •		18,028	22,096
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(h)		$602	591
0.000% due 12/25/2056 ~(a)		724,578	5,038
0.000% due 07/25/2057 (h)		659	635
0.000% due 07/25/2057 ~		213,701	196,766
0.000% due 04/25/2058 ~		399	379
0.000% due 08/26/2058 (h)		729	646
0.000% due 01/28/2070 ~		4,302	3,149
0.125% due 12/26/2057 ~(a)		350,976	1,652
1.094% due 12/26/2057 ~(a)		73,061	780
2.873% due 02/25/2058 ~		132,995	90,501
2.976% due 12/25/2056 ~		724,578	562,468
3.446% due 06/25/2057 ~		98,464	88,692
3.750% due 04/25/2058 ~		103,069	100,055
4.000% due 02/25/2058 ~		122,980	121,916
4.000% due 04/25/2058 ~		106,604	95,215
4.000% due 08/26/2058 ~		29,031	29,452
4.131% due 04/25/2058 ~		51,618	28,171
4.250% due 02/25/2058 ~		132,996	128,486
4.250% due 08/26/2058 ~		357,273	345,516
4.344% due 12/26/2057 ~		273,693	213,143
4.356% due 08/26/2058 ~		178,636	129,826
4.466% due 01/25/2058 ~		157,553	140,717
4.500% due 02/25/2058 ~		132,996	120,049
4.650% due 11/25/2060 þ		14,694	14,705
5.478% due 01/28/2070 ~		397,006	389,541
5.822% due 12/25/2053 ~		1,348,938	1,347,490
Lehman Mortgage Trust
2.247% due 03/25/2037 •(a)		11,873	1,008
4.473% due 12/25/2035 ~		2,881	487
4.751% due 07/25/2037 ~		2,797	1,472
4.773% due 10/25/2036 •		6,558	1,646
4.873% due 12/25/2036 •		5,849	1,200
5.053% due 07/25/2036 •		4,795	1,838
5.091% due 01/25/2036 ~		695	645
5.353% due 12/25/2035 •		581	322
5.500% due 12/25/2035		25	14
5.750% due 12/25/2035		3,334	2,082
5.757% due 04/25/2036 ~		2,778	1,736
6.000% due 08/25/2037		1,303	1,185
6.500% due 09/25/2037		4,650	1,612
Lehman XS Trust
4.753% due 11/25/2035 •		6	6
4.833% due 12/25/2036 •		2,286	1,735
4.833% due 11/25/2046 •		132	115
4.853% due 08/25/2046 •		6,785	6,708
4.853% due 11/25/2046 •		9,086	8,215
4.853% due 03/25/2047 •		8,674	7,177
4.853% due 07/25/2047 •		7,366	6,920
4.873% due 09/25/2046 •		71	68
4.933% due 03/25/2047 •		11,362	9,500
5.053% due 12/25/2035 •		5	4
5.053% due 08/25/2037 •		21,269	19,367

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.553% due 07/25/2047 •		25,830	18,016
5.610% due 07/25/2035 þ		554	479
6.325% due 03/25/2047 •		344	300
Ludgate Funding PLC
3.486% due 01/01/2061 •	EUR	1,502	1,512
3.992% due 05/26/2066 •		190,200	196,739
5.006% due 01/01/2061 •	GBP	15,189	18,497
5.036% due 12/01/2060 •		5,958	7,265
5.446% due 01/01/2061 •		3,718	4,577
Luminent Mortgage Trust
4.773% due 11/25/2036 •		$1,833	1,615
4.793% due 12/25/2036 •		8,326	7,384
4.853% due 02/25/2046 •		73	55
5.013% due 05/25/2037 •		2,826	2,696
Lux Trust 7.088% due 08/15/2040 •		36,100	36,708
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	3,865
Mansard Mortgages PLC 5.496% due 12/15/2049 •	GBP	4,118	5,107
MASTR Adjustable Rate Mortgages Trust
3.268% due 07/25/2035 ~		$608	530
3.497% due 07/25/2035 ~		136	121
3.543% due 04/25/2035 ~		1,591	1,429
3.825% due 09/25/2035 ~		729	441
4.024% due 09/25/2033 ~		264	251
4.476% due 10/25/2034 ~		130	117
4.609% due 12/25/2033 ~		14	14
4.650% due 12/25/2032 ~		265	244
4.933% due 05/25/2037 •		751	302
5.101% due 11/25/2036 ~		37	19
5.133% due 05/25/2047 •		5,903	4,784
5.399% due 04/25/2034 ~		394	388
5.553% due 09/25/2037 •		21,872	8,726
5.875% due 09/25/2034 ~		24	22
6.119% due 01/25/2036 ~		1,469	1,413
6.345% due 05/25/2034 ~		243	233
6.415% due 11/21/2034 ~		123	117
6.668% due 09/25/2034 ~		445	397
6.750% due 10/25/2032 ~		29	29
6.836% due 06/25/2035 ~		4	3
6.852% due 12/21/2034 ~		40	39
6.875% due 12/25/2033 ~		14	14
6.899% due 04/21/2034 ~		4,218	4,075
7.141% due 05/25/2034 ~		60	57
7.375% due 09/25/2033 ~		8	8
7.500% due 07/25/2034 ~		80	77
MASTR Alternative Loan Trust
5.500% due 07/25/2034		707	698
5.500% due 08/25/2034		1,511	1,458
5.500% due 04/25/2035		233	198
5.750% due 11/25/2033		1,547	1,455
7.000% due 06/25/2034		6	6
MASTR Asset Securitization Trust
5.500% due 06/26/2034		7	7
6.000% due 06/25/2036 •		1,030	595
6.000% due 06/25/2036		130	73
MASTR Reperforming Loan Trust
4.105% due 05/25/2036 ~		132	105
4.803% due 05/25/2035 •		1,455	730
4.813% due 07/25/2035 •		15,591	7,757
MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		107	100
6.090% due 10/25/2032 ~		54	54
6.500% due 08/25/2032 ~		18	18
6.887% due 05/25/2032 ~		136	133
7.500% due 10/25/2032 ~		34	32
7.563% due 10/25/2032 ~		9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •		46	44
5.252% due 09/15/2030 •		32	31
Merrill Lynch Alternative Note Asset Trust
4.497% due 06/25/2037 ~		20,433	9,295
4.593% due 01/25/2037 •		50,950	14,583
4.753% due 01/25/2037 •		6,454	1,843
4.853% due 03/25/2037 •		7,499	1,898
5.053% due 03/25/2037 •		214	51
Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 ~		260	219
4.040% due 09/25/2037 ~		3,075	2,605
4.053% due 09/25/2036 ~		5,634	4,236
4.273% due 03/25/2036 ~		1,544	749
4.324% due 05/25/2034 ~		45	39
4.750% due 07/25/2033 ~		57	54
4.753% due 09/25/2037 •		5,441	3,076
4.913% due 04/25/2029 •		221	204

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.913% due 03/25/2030 •		37	35
4.913% due 09/25/2037 •		9,799	5,606
5.113% due 06/25/2028 •		326	305
5.113% due 11/25/2029 •		469	420
5.133% due 04/25/2028 •		3	3
5.247% due 06/25/2037 ~		3,693	3,345
5.262% due 03/25/2030 •		76	66
5.300% due 01/25/2030 •		2	2
5.322% due 07/25/2030 •		67	66
5.360% due 09/25/2035 ~		27	21
5.380% due 01/25/2029 •		70	61
5.442% due 10/25/2028 •		8	8
5.462% due 11/25/2029 •		12	12
5.485% due 02/25/2035 ~		658	614
5.512% due 04/25/2035 ~		608	539
5.598% due 07/25/2035 ~		281	119
5.866% due 05/25/2029 ~		34	31
5.995% due 02/25/2036 ~		1,122	1,092
6.018% due 07/25/2035 ~		343	308
6.250% due 10/25/2036		1,679	659
6.316% due 12/25/2035 ~		804	757
6.376% due 01/25/2029 ~		1	1
6.388% due 12/25/2035 ~		1,754	861
6.485% due 02/25/2033 ~		10	9
6.530% due 02/25/2034 ~		26	24
6.585% due 01/25/2029 ~		1,269	1,229
6.627% due 05/25/2036 ~		834	813
6.629% due 09/25/2033 ~		234	222
6.638% due 10/25/2036 ~		7,469	6,485
6.661% due 12/25/2034 ~		71	69
6.708% due 05/25/2036 ~		5	5
6.754% due 05/25/2036 ~		147	145
6.926% due 12/25/2034 ~		4	4
6.943% due 09/25/2029 ~		22	21
7.161% due 07/25/2033 ~		40	38
7.266% due 07/25/2034 ~		368	354
Merrill Lynch Mortgage-Backed Securities Trust
4.919% due 06/25/2037 ~		5	3
6.740% due 08/25/2036 •		2,725	2,295
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	96,417	100,033
MFA Trust
2.855% due 07/25/2060 ~		$5,200	4,224
4.250% due 02/25/2066 ~		3,754	3,571
4.400% due 03/25/2068 þ		59,003	57,603
6.105% due 12/25/2068 þ		19,352	19,447
6.775% due 10/25/2058 þ		20,383	20,666
MKT Mortgage Trust 2.694% due 02/12/2040		16,065	13,337
Morgan Stanley Capital Trust
0.607% due 11/12/2049 ~(a)		51	0
0.856% due 07/15/2053 ~(a)		54,413	2,314
1.782% due 07/15/2053 ~(a)		96,390	7,422
2.428% due 04/05/2042 ~		2,000	1,665
3.340% due 03/15/2049		2,829	2,808
Morgan Stanley Mortgage Loan Trust
2.274% due 06/25/2037 ~		11,003	5,686
3.688% due 11/25/2037 ~		1,386	1,172
3.711% due 07/25/2035 ~		121	106
4.189% due 05/25/2036 ~		7,259	3,887
4.387% due 12/25/2037 ~		3,876	2,565
4.497% due 09/25/2035 ~		32	21
4.733% due 01/25/2036 •		955	508
4.753% due 08/25/2035 •		1,076	590
4.894% due 01/25/2035 ~		191	173
5.064% due 11/25/2035 ~		65	26
5.427% due 08/25/2034 ~		398	365
5.500% due 11/25/2035		38	33
5.570% due 07/25/2034 ~		64	59
5.595% due 08/25/2034 ~		1	1
6.000% due 08/25/2037		272	93
6.000% due 10/25/2037		6,353	3,326
6.038% due 10/25/2034 ~		20	19
6.091% due 09/25/2034 ~		900	883
6.221% due 09/25/2034 ~		258	246
6.310% due 07/25/2035 ~		45	41
6.693% due 09/25/2034 ~		414	394
6.816% due 07/25/2034 ~		87	87
6.836% due 10/25/2034 ~		22	22
7.013% due 08/25/2036 þ		5,843	1,220
7.041% due 06/25/2036 ~		115	111
Morgan Stanley Re-REMIC Trust
3.631% due 06/26/2047 •		36,285	30,979
4.163% due 06/26/2047 •		433	334
5.250% due 05/26/2037 ~		7,024	3,202
5.784% due 04/26/2047 ~		2,788	1,427

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.250% due 08/26/2047 ~		10,762	5,756
7.500% due 04/26/2047 •		26,488	18,184
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		32,410	31,106
8.063% due 11/25/2069 ~		317,666	322,126
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •		24,907	24,387
MortgageIT Mortgage Loan Trust
4.753% due 06/25/2047 •		1,326	1,119
4.873% due 04/25/2036 •		9,138	7,564
4.913% due 06/25/2047 •		9,976	8,750
4.953% due 11/25/2035 •		12,218	9,992
5.053% due 08/25/2035 •		719	707
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	707
0.887% due 09/05/2047 ~(a)		53,100	1,279
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		377	332
6.500% due 02/25/2035		1,140	957
7.500% due 03/25/2034		1,322	1,204
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,147
3.790% due 11/15/2032 ~		23,529	22,212
3.821% due 02/15/2039		34,500	31,353
New Orleans Hotel Trust
5.434% due 04/15/2032 •		1,100	1,085
5.734% due 04/15/2032 •		14,615	14,185
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,444	1,379
3.000% due 07/25/2059 ~		9,300	8,358
3.750% due 11/25/2058 ~		17,816	16,825
6.864% due 10/25/2063 þ		130,181	131,692
New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		436	425
0.000% due 09/25/2062 (h)		389	383
0.000% due 09/25/2063 (h)		163	159
0.000% due 11/25/2063 (h)		397	382
3.570% due 05/01/2058 ~		234,643	206,675
3.869% due 09/25/2063 ~		168,330	138,928
4.439% due 11/25/2063 ~		188,947	163,990
4.555% due 09/25/2062 ~		165,105	140,593
New York Mortgage Trust
3.215% due 07/25/2061		3,000	2,553
3.750% due 02/25/2068 ~		12,085	11,141
5.113% due 08/25/2035 •		230	209
5.379% due 06/25/2069 ~		22,203	22,078
Newgate Funding PLC
3.486% due 12/15/2050 •	EUR	272	279
4.136% due 12/15/2050 •		1,733	1,725
4.386% due 12/15/2050 •		2,899	2,818
5.052% due 12/01/2050 •	GBP	1,088	1,338
5.847% due 12/15/2050 •		9,198	11,304
6.097% due 12/15/2050 •		2,599	3,153
NLT Trust 3.200% due 10/25/2062 ~		$14,802	13,129
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.773% due 10/25/2036 •		1,918	1,560
4.792% due 10/25/2035 ~		213	183
5.013% due 04/25/2037 •		38	38
5.282% due 02/25/2036 ~		614	447
5.368% due 02/25/2036 ~		1,385	1,006
5.453% due 05/25/2035 •		2,636	2,059
5.500% due 05/25/2033		1	1
5.718% due 02/25/2036 ~		262	197
5.962% due 08/25/2034 ~		821	805
6.000% due 05/25/2033		2	2
6.215% due 08/25/2036 ~		4,012	1,096
6.431% due 08/25/2036 ~		9,968	2,723
7.000% due 04/25/2033		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		91,668	73,310
2.906% due 10/25/2036 ~		6,345	3,553
3.889% due 10/26/2036 •		3,268	2,808
5.353% due 07/25/2036 •		2,423	2,327
6.000% due 07/26/2037		14,301	5,233
NovaStar Mortgage Funding Trust 0.446% due 09/25/2046 •		68,445	26,928
NRPLM Trust
0.000% due 09/27/2063 ~		7,088	5,507
4.439% due 11/25/2063 ~		8,145	6,699
4.459% due 09/27/2062		7,134	5,711
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •		26,300	25,818
OBX Trust
3.270% due 01/25/2062 ~		5,369	5,134
3.627% due 03/25/2053 ~		43,613	42,932

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

3.642% due 04/25/2053 ~		66,215	64,674
5.928% due 11/25/2063 þ		21,208	21,331
6.030% due 01/25/2064 þ		27,631	27,824
6.113% due 03/25/2063 þ		38,102	38,312
6.233% due 05/25/2064 þ		23,076	23,291
6.319% due 01/25/2062 þ		16,280	16,379
6.465% due 10/25/2063 þ		33,315	33,665
6.520% due 07/25/2063 þ		28,132	28,432
6.567% due 06/25/2063 þ		33,317	33,701
6.844% due 04/25/2063 þ		16,830	17,082
7.045% due 09/25/2063 þ		27,942	28,354
7.159% due 10/25/2063 þ		42,732	43,581
OPEN Trust 7.486% due 11/15/2040 •		40,457	40,856
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.473% due 07/25/2035 •		6,091	5,884
5.503% due 04/25/2035 •		1,595	1,594
PHH Alternative Mortgage Trust
5.153% due 07/25/2037 •		735	718
6.000% due 02/25/2037		2,362	1,899
Polaris PLC 5.499% (SONIO/N + 0.790%) due 12/23/2058 ~	GBP	2,696	3,378
PRET LLC
3.900% due 10/25/2063 ~		$19,809	18,774
5.925% due 10/25/2054 þ		57,208	57,314
5.963% due 11/25/2054 þ		35,340	35,454
PRET Trust 4.075% due 06/25/2064 ~		19,967	18,689
Prime Mortgage Trust
4.803% due 06/25/2036 •		28	26
7.000% due 07/25/2034		79	72
PRKCM Trust
6.333% due 03/25/2059 þ		22,657	22,831
6.431% due 05/25/2059 þ		879	891
6.584% due 09/25/2058 þ		31,107	31,423
7.225% due 11/25/2058 þ		19,113	19,489
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054		85,302	63,690
3.959% due 10/29/2054 ~		134,327	138,697
4.409% due 10/29/2054 ~		52,929	54,256
4.709% due 10/29/2054 ~		38,495	39,109
5.689% due 10/29/2054 ~		28,871	29,278
7.559% due 10/29/2054 ~		24,059	24,331
PRPM LLC
1.319% due 07/25/2051 þ		$2,005	1,827
1.455% due 10/25/2051 ~		5,901	5,394
3.750% due 03/25/2054 þ		7,693	7,442
4.000% due 06/25/2053 þ		37,252	36,423
4.000% due 11/25/2053 þ		3,601	3,521
4.000% due 01/25/2054 þ		1,900	1,857
4.000% due 05/25/2054 þ		861	842
4.000% due 07/25/2054 þ		881	854
4.000% due 08/25/2054 þ		888	862
4.000% due 10/25/2054 þ		8,712	8,405
4.000% due 11/25/2054 þ		27,916	26,886
4.200% due 12/25/2064 þ		13,738	13,359
5.228% due 08/25/2069 þ		10,641	10,554
5.699% due 11/25/2029 þ		8,382	8,389
5.870% due 11/25/2029 þ		30,754	30,856
5.897% due 12/25/2029 «þ		28,097	28,166
6.221% due 11/25/2068 þ		5,874	5,919
6.250% due 08/25/2068 þ		28,631	28,838
6.265% due 12/25/2068 þ		9,731	9,842
6.327% due 06/25/2069 þ		19,027	19,203
6.414% due 08/25/2029 þ		6,385	6,405
7.026% due 03/25/2029 þ		56,510	56,825
PRPM Trust 5.674% due 12/26/2069 þ		17,000	17,031
RBSSP Resecuritization Trust
4.315% due 12/26/2036 ~		10,158	9,519
4.522% due 03/26/2037 •		24,486	20,709
4.547% due 09/28/2047 ~		76,459	54,961
4.576% due 08/26/2045 •		90	86
4.845% due 10/26/2036 ~		6,366	5,937
4.870% due 02/28/2047 ~		11,078	7,331
4.991% due 12/26/2036 ~		1,575	1,288
5.018% due 03/26/2036 ~		5,230	3,571
5.092% due 06/27/2036 •		1,000	847
6.202% due 12/26/2037 •		17,268	14,244
6.602% due 12/26/2037 •		18,494	15,670
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		31,711	31,445
5.582% due 12/25/2044 «þ		45,900	45,899
5.846% due 08/25/2044 þ		50,831	51,204
6.808% due 09/25/2043 ~		10,287	10,428

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

RegalTrust 1.723% due 09/29/2031 •		20	20
Residential Accredit Loans, Inc. Trust
1.526% due 12/26/2034 ~		131	54
4.399% due 08/25/2035 ~		538	205
4.603% due 02/25/2047 •		31,230	9,642
4.703% due 02/25/2036 •		5,933	3,811
4.753% due 08/25/2035 •		2,228	1,643
4.753% due 04/25/2037 •		2,351	1,743
4.783% due 03/25/2037 •		155	29
4.793% due 01/25/2037 •		1,988	1,710
4.803% due 01/25/2036 •		2,042	1,437
4.813% due 05/25/2036 •		5,173	4,645
4.813% due 07/25/2036 •		21,611	7,389
4.813% due 09/25/2036 •		5,557	5,030
4.813% due 11/25/2036 •		1,793	954
4.813% due 01/25/2037 •		474	319
4.813% due 06/25/2046 •		40,046	8,820
4.833% due 09/25/2036 •		2,583	2,332
4.853% due 06/25/2036 •		111	80
4.853% due 05/25/2047 •		4,322	3,861
4.863% due 09/25/2046 •		1,829	1,763
4.883% due 05/25/2046 •		11,180	9,817
4.973% due 12/25/2045 •		8,980	7,347
4.993% due 05/25/2046 •		624	498
5.013% due 12/25/2045 •		283	160
5.053% due 04/25/2036 •		16,746	14,389
5.053% due 08/25/2036 •		3,165	2,450
5.153% due 11/25/2035 •		1,991	1,631
5.304% due 04/25/2035 ~		7,621	5,497
5.398% due 12/25/2035 ~		6,264	5,443
5.450% due 07/25/2035 ~		2,290	1,216
5.500% due 08/25/2035		1,009	728
5.500% due 06/25/2037		2,996	2,264
5.721% due 07/25/2035 ~		752	707
5.750% due 01/25/2037		1,815	1,326
5.825% due 01/25/2046 •		9,305	7,413
6.000% due 08/25/2035		301	260
6.000% due 10/25/2035		5,477	1,831
6.000% due 12/25/2035		4,340	3,650
6.000% due 08/25/2036		12,395	10,145
6.000% due 09/25/2036		1,761	1,381
6.000% due 01/25/2037		1,309	975
6.000% due 02/25/2037		7,094	5,600
6.000% due 03/25/2037		5,795	4,832
6.000% due 05/25/2037		6,242	4,940
6.000% due 06/25/2037		11,389	8,908
6.185% due 07/25/2035 ~		4,632	3,304
6.185% due 09/25/2045 •		252	210
6.325% due 08/25/2035 •		144	115
6.349% due 11/25/2037 ~		6,364	5,370
6.500% due 08/25/2036		13,033	10,376
6.500% due 02/25/2037		3,954	3,224
6.750% due 06/25/2037		6,160	2,392
7.945% due 08/25/2047 •		62,315	10,574
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		42	37
7.500% due 07/25/2032		302	103
Residential Asset Securitization Trust
2.237% due 04/25/2037 •(a)		9,744	1,118
4.753% due 07/25/2035 •		2,813	1,373
4.763% due 04/25/2037 •		9,744	1,956
4.803% due 06/25/2036 •		5,894	1,656
4.903% due 11/25/2034 •		563	516
4.971% due 01/25/2034 ~		69	65
5.003% due 08/25/2033 •		422	389
5.153% due 07/25/2036 •		4,131	2,711
5.250% due 09/25/2033		289	278
5.500% due 07/25/2035		5,113	2,956
5.500% due 09/25/2035		18,728	8,549
6.000% due 02/25/2036		6,540	2,585
6.000% due 09/25/2036		4,442	1,373
6.000% due 11/25/2036		6,355	2,244
6.000% due 01/25/2037		3,346	1,079
6.000% due 03/25/2037		6,777	2,091
6.000% due 04/25/2037		536	277
6.000% due 05/25/2037		6,450	3,311
6.000% due 07/25/2037		9,958	3,693
6.000% due 08/25/2037		639	317
6.250% due 11/25/2036		11,682	4,297
6.500% due 09/25/2036		3,278	1,129
6.500% due 04/25/2037		19,150	5,183
Residential Funding Mortgage Securities, Inc. Trust
0.000% due 06/20/2048 (h)	GBP	950	8
4.496% due 08/25/2035 ~		$1,417	599
5.500% due 03/25/2037		1,823	1,247

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.690% due 11/25/2036 ~		1,133	929
5.727% due 06/20/2048 •	GBP	252,846	317,153
5.750% due 09/25/2036		$274	214
5.861% due 10/25/2037 ~		4,143	2,501
5.972% due 10/25/2037 ~		2,694	2,337
5.988% due 07/27/2037 ~		98	80
6.000% due 04/25/2037		1,085	831
6.000% due 04/25/2037 •		57	44
6.000% due 10/25/2037		365	204
6.104% due 09/25/2036 ~		16	14
6.126% due 04/25/2037 ~		316	273
6.227% due 06/20/2048 •	GBP	28,170	35,439
6.500% due 03/25/2032		$23	23
6.627% due 06/20/2048 •	GBP	24,420	30,790
7.477% due 06/20/2048 •		12,198	15,480
7.727% due 06/20/2048 •		1,239	1,542
8.727% due 06/20/2048 •		11,272	14,157
9.118% due 06/20/2048 ~		1,900	2,358
9.727% due 06/20/2048 •		9,398	11,803
11.227% due 06/20/2048 •		21,625	27,166
Resloc U.K. PLC 3.046% due 12/15/2043 •	EUR	3,849	3,904
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	107,195
0.010% due 08/20/2056 «		24,190	30,306
0.070% due 08/28/2056 (a)		2,143	0
5.627% due 08/28/2056 •		123,878	155,109
5.860% due 08/28/2056 ~		78,831	98,745
6.227% due 08/28/2056 •		45,046	56,408
7.027% due 08/28/2056 •		11,260	14,100
7.977% due 08/28/2056 •		15,766	19,742
9.027% due 08/28/2056 •		9,008	11,280
RMAC PLC 5.928% due 02/15/2047 •		8,000	10,072
RMAC Securities PLC
3.022% due 06/12/2044 •	EUR	1,121	1,137
3.730% due 06/12/2044 •		2,230	2,228
4.848% due 06/12/2044 •		$18,758	18,280
4.996% due 06/12/2044 •	GBP	7,666	9,414
5.016% due 06/12/2044 •		16,306	20,063
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		23,143	18,963
3.631% due 06/28/2058 •		466,773	485,925
3.731% due 06/28/2058 •		39,593	41,062
3.931% due 06/28/2058 •		33,617	34,603
4.000% due 06/28/2058 ~		63,499	31,342
4.731% due 06/28/2058 •		28,014	28,708
5.731% due 06/28/2058 •		16,808	17,081
6.231% due 06/28/2058 •		8,964	8,862
Sequoia Mortgage Trust
2.994% due 08/20/2047 ~		$2,600	1,724
3.754% due 07/20/2037 ~		2,651	1,887
3.972% due 09/20/2046 ~		192	129
4.350% due 02/20/2047 ~		1,234	959
4.520% due 11/25/2063 ~		29,858	29,326
4.537% due 09/20/2046 ~		1,370	781
4.758% due 07/20/2037 ~		449	343
5.105% due 08/20/2034 •		142	128
5.145% due 06/20/2033 •		42	41
5.165% due 10/20/2034 •		1,120	1,017
5.185% due 07/20/2033 •		99	97
5.245% due 10/20/2027 •		2	2
5.245% due 04/20/2033 •		20	19
5.250% due 10/20/2034 •		56	44
5.285% due 10/20/2027 •		6	5
5.504% due 11/20/2034 •		63	56
6.068% due 04/20/2033 •		182	179
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		1,900	1,856
Shamrock Residential DAC 3.801% due 06/24/2071 •	EUR	15,797	16,333
SMRT Commercial Mortgage Trust 5.398% due 01/15/2039 •		$74,604	74,458
Stratton Mortgage Funding PLC
5.626% due 06/28/2050 •	GBP	30,434	38,109
5.875% due 06/20/2060 •		146,134	183,467
Structured Adjustable Rate Mortgage Loan Trust
3.874% due 05/25/2036 ~		$4,458	3,101
3.876% due 08/25/2036 ~		10,447	8,362
3.935% due 02/25/2036 ~		308	261
4.011% due 05/25/2036 ~		3,386	1,846
4.113% due 11/25/2035 ~		134	123
4.456% due 07/25/2037 ~		25	16
4.529% due 01/25/2036 ~		2,650	1,470
4.566% due 01/25/2037 ~		2,776	1,999

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.581% due 11/25/2035 ~	26	24
4.675% due 09/25/2036 ~	6,032	4,115
4.676% due 03/25/2035 ~	8,089	6,687
4.704% due 09/25/2036 ~	5,870	5,474
4.753% due 09/25/2034 •	137	123
4.753% due 02/25/2037 •	1,604	1,468
4.773% due 12/25/2036 •	1,497	1,387
4.813% due 07/25/2035 •	356	162
4.834% due 11/25/2035 ~	192	124
4.898% due 12/25/2035 ~	130	75
4.943% due 08/25/2035 ~	742	635
4.945% due 04/25/2035 ~	33	30
4.953% due 10/25/2034 •	246	217
4.991% due 12/25/2034 ~	16	14
5.033% due 05/25/2035 ~	991	798
5.098% due 04/25/2035 •	513	511
5.166% due 07/25/2035 ~	1,308	1,110
5.171% due 02/25/2036 ~	4,442	2,312
5.183% due 12/25/2035 ~	88	63
5.217% due 01/25/2035 •	12	10
5.237% due 03/25/2036 ~	552	428
5.331% due 09/25/2035 ~	775	683
5.653% due 09/25/2036 ~	2,040	1,251
5.717% due 02/25/2035 ~	627	631
5.746% due 04/25/2034 ~	4	4
5.770% due 09/25/2034 ~	166	157
5.871% due 10/25/2034 ~	648	610
5.927% due 05/25/2035 ~	2,654	1,887
5.979% due 03/25/2035 ~	226	205
6.138% due 10/25/2035 ~	1,026	925
6.244% due 11/25/2034 ~	1,076	1,012
6.280% due 10/25/2034 ~	30	29
6.315% due 01/25/2035 ~	520	507
6.353% due 10/25/2037 •	2,947	2,672
6.415% due 12/25/2034 ~	148	145
6.572% due 02/25/2034 ~	230	219
6.753% due 12/25/2037 •	3,496	3,029
6.811% due 04/25/2034 ~	7	7
6.832% due 02/25/2034 ~	274	258
7.371% due 03/25/2034 ~	215	199
Structured Asset Mortgage Investments Trust
3.607% due 05/25/2047 ~	21,920	17,326
3.820% due 05/25/2045 ~	48	39
4.573% due 08/25/2036 •	4,218	3,666
4.813% due 01/25/2037 •	4,805	4,143
4.813% due 07/25/2046 •	5,729	4,873
4.833% due 06/25/2036 •	1,403	1,362
4.833% due 07/25/2046 •	4,490	3,420
4.853% due 05/25/2036 •	6,594	5,271
4.853% due 10/25/2036 •	1,841	1,617
4.873% due 04/25/2036 •	5,503	4,933
4.873% due 05/25/2036 •	105	71
4.873% due 08/25/2036 •	10,678	8,677
4.873% due 05/25/2046 •	84	57
4.873% due 09/25/2047 •	9,734	8,249
4.893% due 09/25/2047 •	7,613	6,662
4.913% due 02/25/2036 •	27,928	23,135
4.913% due 07/25/2036 •	8	3
4.913% due 05/25/2045 •	2,699	2,386
4.981% due 07/19/2035 •	741	687
5.013% due 02/25/2036 •	5,962	4,929
5.031% due 05/25/2036 ~	149	29
5.053% due 08/25/2036 •	3,701	2,634
5.161% due 05/19/2035 •	456	431
5.303% due 05/25/2047 •	2,466	1,938
5.553% due 09/25/2047 •	11,694	9,668
6.792% due 02/19/2035 ~	1	1
Structured Asset Securities Corp.
4.803% due 03/25/2035 •	2,045	1,830
4.803% due 04/25/2035 •	200	178
Structured Asset Securities Corp. Mortgage Loan Trust 5.173% due 11/25/2035 •	1,097	883
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.964% due 09/25/2033 ~	78	61
5.306% due 07/25/2032 ~	18	18
5.354% due 09/25/2033 ~	491	442
5.572% due 01/25/2034 ~	35	34
5.937% due 11/25/2033 ~	444	425
5.940% due 12/25/2033 ~	617	607
6.135% due 12/25/2033 ~	790	745
6.146% due 11/25/2033 ~	13	13
6.419% due 09/25/2033 ~	51	49
6.453% due 12/25/2033 ~	203	196
6.698% due 03/25/2033 ~	37	35
7.106% due 03/25/2033 ~	711	627
7.212% due 11/25/2033 ~	182	182

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

7.453% due 07/25/2032 •		764	676
7.644% due 07/25/2033 ~		73	71
7.744% due 01/25/2034 ~		4	4
7.807% due 11/25/2032 ~		119	119
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		765	716
5.750% due 04/25/2035		4,701	2,532
SunTrust Adjustable Rate Mortgage Loan Trust
5.491% due 04/25/2037 ~		918	508
5.748% due 02/25/2037 ~		1,587	1,364
TDA Mixto Fondo de Titulizacion de Activos 6.339% due 03/22/2036 ~	EUR	1,200	1,249
Terwin Mortgage Trust 4.383% due 10/25/2037 •		$30,624	9,728
Thornburg Mortgage Securities Trust
3.257% due 03/25/2044 ~		902	882
4.993% due 03/25/2044 •		30	29
5.228% due 03/25/2044 ~		2,604	2,517
5.387% due 12/25/2044 ~		3,860	3,618
6.091% due 10/25/2043 ~		117	108
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	517,868	649,742
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,595	2,472
3.000% due 10/25/2057 ~		8,700	8,152
3.750% due 09/25/2062		88,929	83,622
3.983% due 01/25/2063 ~		8,504	7,277
4.132% due 04/25/2055 ~		20,000	19,159
4.391% due 10/27/2064 ~		80,768	78,539
4.480% due 10/25/2064 ~		182,352	178,508
5.153% due 07/25/2065 ~		46,585	45,893
5.725% due 11/25/2064 þ		37,592	37,704
Tower Bridge Funding PLC 5.904% due 01/20/2066 ~	GBP	133,399	167,804
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		178,099	223,520
Turkeys First National Bank 7.962% due 11/15/2034 «(m)		$60,100	60,850
Uropa Securities PLC
3.465% due 10/10/2040 •	EUR	3,458	3,528
5.143% due 10/10/2040 •	GBP	10,309	12,763
5.193% due 10/10/2040 •		1,983	2,417
Valley Funding PLC
0.000% due 05/16/2066 «(h)		53,524	48,875
5.704% due 05/16/2066 •		375,494	470,140
6.204% due 05/16/2066 •		29,536	36,985
6.704% due 05/16/2066 •		30,820	38,598
7.704% due 05/16/2066 •		15,924	19,945
8.704% due 05/16/2066 •		10,274	12,870
10.204% due 05/16/2066 •		5,650	7,079
VASA Trust 5.412% due 07/15/2039 •		$17,800	16,963
Verus Securitization Trust
4.260% due 02/25/2067 þ		24,304	22,962
5.218% due 09/25/2069 þ		27,928	27,727
5.364% due 10/25/2069 ~		19,050	18,961
5.799% due 07/25/2069 þ		35,853	36,019
5.811% due 05/25/2068 þ		27,389	27,481
5.850% due 12/25/2067 þ		14,237	14,260
5.930% due 03/25/2068 þ		23,953	24,033
5.999% due 02/25/2068 þ		14,495	14,542
6.116% due 03/25/2069 þ		53,339	53,750
6.192% due 06/25/2069 þ		36,309	36,589
6.218% due 06/25/2069 þ		32,652	32,923
6.259% due 12/25/2068 þ		19,783	19,947
6.338% due 04/25/2069 þ		27,366	27,619
6.443% due 08/25/2068 þ		23,880	24,141
6.476% due 06/25/2068 þ		17,201	17,347
6.665% due 09/25/2068 þ		57,767	58,402
6.790% due 10/25/2067 þ		13,707	13,796
6.876% due 11/25/2068 ~		15,757	15,993
7.070% due 10/25/2068 þ		52,693	53,635
Visio Trust 6.598% due 10/25/2058 þ		17,386	17,575
Wachovia Mortgage Loan Trust LLC
1.820% due 08/25/2036 •		19,218	6,497
1.848% due 01/25/2037 •		23,022	8,591
6.991% due 08/20/2035 ~		277	269
7.487% due 10/20/2035 ~		51	49
7.507% due 10/20/2035 ~		175	168
7.549% due 10/20/2035 ~		481	468
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~		1,803	1,503
3.425% due 05/25/2037 ~		4,889	3,835
3.472% due 01/25/2037 ~		2,791	2,479
3.700% due 01/25/2037 ~		5,419	4,643

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

3.879% due 05/25/2037 ~		496	419
3.946% due 03/25/2037 ~		12,356	10,296
4.060% due 02/25/2037 ~		1,540	1,297
4.079% due 03/25/2037 ~		6,057	5,291
4.172% due 02/25/2037 ~		13,052	11,904
4.186% due 10/25/2036 ~		538	485
4.216% due 02/25/2037 ~		6,126	5,538
4.219% due 06/25/2037 ~		1,157	995
4.228% due 11/25/2036 ~		1,496	1,288
4.239% due 01/25/2036 ~		522	478
4.263% due 12/25/2046 •		6,074	5,042
4.293% due 06/25/2037 ~		2,949	2,510
4.297% due 12/25/2036 ~		2,331	2,074
4.311% due 10/25/2036 ~		129	116
4.328% due 11/25/2036 ~		423	365
4.338% due 04/25/2037 ~		6,315	5,652
4.367% due 02/25/2037 ~		7,203	6,359
4.443% due 05/25/2046 •		5,900	5,402
4.486% due 07/25/2037 ~		38,533	34,644
4.541% due 12/25/2036 ~		29	26
4.552% due 01/25/2036 ~		185	182
4.563% due 03/25/2036 ~		1,237	1,139
4.874% due 08/25/2046 ~		40	36
4.913% due 04/25/2045 •		6,118	6,122
4.973% due 11/25/2045 •		1,578	1,485
4.984% due 08/25/2036 ~		7,919	6,738
4.993% due 12/25/2045 •		1,474	1,324
5.020% due 07/25/2037 ~		1,342	1,179
5.033% due 07/25/2045 •		2,935	2,836
5.033% due 12/25/2045 •		2,141	1,917
5.042% due 10/25/2035 ~		1,463	1,318
5.073% due 01/25/2045 •		320	322
5.076% due 03/25/2035 ~		441	436
5.078% due 09/25/2036 ~		4,184	3,693
5.093% due 08/25/2045 •		13,435	13,303
5.098% due 01/25/2036 ~		872	834
5.113% due 01/25/2045 •		1,573	1,575
5.133% due 01/25/2045 •		1,681	1,639
5.153% due 01/25/2045 •		27	26
5.173% due 11/25/2034 •		2,563	2,479
5.193% due 11/25/2034 •		877	836
5.203% due 12/25/2035 ~		7,954	7,302
5.209% due 09/25/2035 ~		157	144
5.213% due 01/25/2045 •		741	744
5.233% due 10/25/2044 •		603	579
5.253% due 10/25/2044 •		782	733
5.333% due 11/25/2034 •		17	16
5.333% due 07/25/2044 •		2,507	2,379
5.342% due 01/25/2035 ~		741	680
5.353% due 08/25/2045 •		1,431	1,413
5.525% due 02/25/2047 •		12,326	10,588
5.555% due 01/25/2047 •		638	595
5.565% due 01/25/2047 •		2,823	2,517
5.575% due 06/25/2047 •		7,074	5,839
5.637% due 02/25/2033 ~		126	121
5.665% due 11/25/2046 •		5,311	4,414
5.687% due 04/25/2047 •		1,676	1,477
5.705% due 10/25/2046 •		24,293	20,417
5.785% due 09/25/2046 •		3,770	3,028
5.805% due 06/25/2046 •		434	396
5.805% due 07/25/2046 •		4,020	3,743
5.815% due 06/25/2046 •		1,083	972
5.825% due 02/25/2046 •		1,763	1,498
5.873% due 07/25/2046 •		5,226	4,617
6.003% due 11/25/2033 •		281	270
6.013% due 10/25/2045 •		509	500
6.025% due 11/25/2042 •		68	65
6.034% due 08/25/2034 ~		269	261
6.110% due 06/25/2033 •		334	327
6.225% due 08/25/2042 •		54	52
6.566% due 09/25/2033 ~		660	651
6.700% due 12/25/2032 ~		114	108
6.707% due 08/25/2033 ~		132	131
7.265% due 06/25/2033 ~		366	356
WaMu Mortgage-Backed Pass-Through Certificates 6.164% due 12/19/2039 ~		94	93
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	37,453
5.653% due 12/21/2049 ~		137,685	173,066
6.376% due 12/21/2049 •		46,014	58,059
6.876% due 12/21/2049 •		23,010	28,797
7.376% due 12/21/2049 •		13,146	16,382
7.876% due 12/21/2049 •		13,146	16,243
Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		$122	110
3.932% due 09/25/2036 þ		27,743	7,411

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.117% due 10/25/2036 þ	54	18
4.203% due 10/25/2036 þ	6,372	1,728
4.833% due 07/25/2046 •	218	180
4.853% due 07/25/2035 •	611	523
4.903% due 05/25/2035 •	2,670	2,223
4.913% due 12/25/2036 •	2,515	2,008
4.973% due 12/25/2035 •	1,342	1,156
5.053% due 03/25/2036 •	760	700
5.500% due 06/25/2035	1,034	863
5.500% due 08/25/2035	848	724
5.500% due 11/25/2035	319	248
5.525% due 01/25/2047 •	13,551	11,161
5.525% due 04/25/2047 •	3,140	2,479
5.545% due 12/25/2046 •	4,509	3,547
5.595% due 04/25/2047 •	4,423	3,504
5.664% due 05/25/2033 ~	393	397
5.675% due 10/25/2046 •	9,685	8,142
5.745% due 09/25/2046 •	13,976	11,234
5.750% due 11/25/2035	387	347
5.750% due 01/25/2036	2,875	2,333
5.765% due 04/25/2046 •	22,956	18,322
5.795% due 05/25/2046 •	1,961	1,678
5.903% due 09/25/2035 •	294	260
6.000% due 11/25/2035	1,038	998
6.000% due 04/25/2036	1,872	1,571
6.000% due 04/25/2037	4,519	3,910
6.500% due 11/25/2035	517	349
6.500% due 03/25/2036	9,984	7,628
6.500% due 07/25/2036 þ	1,370	312
6.500% due 08/25/2036	13,939	11,830
6.721% due 07/25/2036 þ	20,968	4,765
6.949% due 07/25/2036 þ	1,907	433
7.000% due 05/25/2036 þ	2,612	2,220
7.500% due 04/25/2033	4	4
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	325	285
Wells Fargo Commercial Mortgage Trust
0.931% due 01/15/2052 ~(a)	115,570	3,376
1.600% due 10/15/2049 ~(a)	242,448	4,861
3.324% due 01/15/2059	1,803	1,794
3.487% due 11/15/2048	639	636
Wells Fargo Mortgage Loan Trust
4.781% due 12/27/2046 ~	11,248	5,488
5.212% due 09/27/2047 •	14,528	12,926
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2036	260	231
6.000% due 06/25/2037	343	311
6.000% due 11/25/2037	551	512
6.153% due 04/25/2036 ~	1,464	1,416
6.301% due 04/25/2037 ~	73	64
6.658% due 11/25/2037 ~	16	14
6.671% due 04/25/2036 ~	592	570
6.708% due 10/25/2036 ~	789	728
7.098% due 08/25/2036 ~	349	313
7.272% due 10/25/2034 ~	12	12
7.343% due 08/25/2035 ~	62	61
7.395% due 10/25/2036 ~	1,210	1,082
WSTN Trust 6.297% due 07/05/2037 ~	64,300	65,223

Total Non-Agency Mortgage-Backed Securities (Cost $59,163,095)		55,126,951

ASSET-BACKED SECURITIES 20.8%
AUTOMOBILE ABS OTHER 0.5%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032	7,463	7,472
5.215% due 09/15/2032	4,851	4,857
AmeriCredit Automobile Receivables Trust 5.203% due 02/18/2028 •	50,937	50,992
CarMax Auto Owner Trust 5.178% due 05/17/2027 •	20,298	20,329
Carmax Select Receivables Trust 5.328% due 09/15/2027 •	6,539	6,545
CPS Auto Receivables Trust
5.380% due 01/18/2028	11,300	11,342
6.040% due 07/16/2029	23,006	23,332
6.270% due 10/15/2029	31,500	31,978
Exeter Automobile Receivables Trust
5.610% due 09/15/2027	23,045	23,117
5.750% due 07/17/2028	44,000	44,315
6.310% due 10/15/2027	2,500	2,512
Flagship Credit Auto Trust 4.760% due 05/17/2027	19,540	19,497

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

GLSAuto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,364
5.080% due 01/16/2029		13,000	13,062
GM Financial Consumer Automobile Receivables Trust 4.958% due 06/16/2027 •		39,300	39,320
Golden Bar Securitisation 3.889% due 09/22/2043 •	EUR	23,300	24,309
Hyundai Auto Lease Securitization Trust 5.098% due 03/15/2027 •		$56,300	56,419
Porsche Innovative Lease Owner Trust 5.125% due 01/20/2027 •		40,400	40,470
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		1,850	1,847
5.141% due 01/18/2033		4,300	4,294
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,637
5.240% due 05/15/2028		50,600	50,809
5.470% due 12/16/2030		79,500	80,282
5.610% due 07/17/2028		60,000	60,571
5.770% due 11/15/2030		110,000	111,887
Taupe Funding Trust
0.000% due 08/20/2031 «(h)		95	18,224
6.160% due 08/20/2031		12,607	12,670
Westlake Automobile Receivables Trust
5.168% due 03/15/2027 •		13,118	13,132
5.258% due 08/16/2027 •		36,900	36,944
World Omni Auto Receivables Trust
5.028% due 09/15/2027 •		3,926	3,929
5.068% due 01/18/2028 •		20,900	20,927

			896,385

AUTOMOBILE SEQUENTIAL 4.5%
Ally Auto Receivables Trust
4.140% due 07/16/2029		40,900	40,637
4.460% due 07/15/2027		62,800	62,796
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032		13,619	13,647
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028		12,165	12,176
American Heritage Auto Receivables Trust 4.830% due 03/15/2028		12,200	12,224
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	68,853
5.750% due 02/18/2028		55,680	55,924
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	86,947
5.440% due 02/22/2028		16,865	17,077
5.780% due 04/20/2028		35,413	36,130
6.120% due 04/20/2027		43,730	44,412
Bank of America Auto Trust 5.530% due 02/15/2028		15,675	15,836
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		16,300	16,458
5.670% due 04/15/2027		17,354	17,398
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	18,300	12,903
5.025% due 04/20/2026		6,714	4,721
BMW Vehicle Lease Trust
4.180% due 10/25/2027		$60,900	60,454
4.290% due 01/25/2027		43,800	43,739
BofA Auto Trust
5.350% due 11/15/2028		19,075	19,320
5.570% due 12/15/2026		26,025	26,125
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		25,200	25,216
4.840% due 09/15/2027		31,800	31,823
5.340% due 04/17/2028		14,700	14,780
5.530% due 01/18/2028		12,800	12,848
5.540% due 02/16/2027		3,771	3,778
5.820% due 09/15/2026		753	754
CarMax Auto Owner Trust
4.670% due 12/15/2027		33,000	33,061
4.750% due 10/15/2027		43,110	43,190
5.340% due 08/16/2027		2,735	2,750
5.500% due 01/16/2029		76,300	77,564
5.650% due 05/17/2027		114,444	115,030
Carmax Select Receivables Trust
5.400% due 11/15/2028		7,100	7,186
5.780% due 09/15/2027		11,321	11,388
Carvana Auto Receivables Trust
0.800% due 01/10/2027		14,520	14,287
4.130% due 04/12/2027		1,486	1,483
4.260% due 10/10/2029		45,700	45,272
4.310% due 09/10/2030		26,200	25,688
4.530% due 01/10/2029		52,000	51,855

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.610% due 11/10/2027		32,940	32,944
4.620% due 02/10/2028		28,600	28,632
4.640% due 01/10/2030		34,800	34,751
4.680% due 02/10/2028		18,000	17,994
4.740% due 12/10/2030		20,300	20,213
4.840% due 12/10/2027		17,300	17,321
4.850% due 06/12/2028		2,000	2,003
5.080% due 03/11/2030		23,200	23,382
5.210% due 06/10/2030		28,000	28,261
5.330% due 07/10/2029		36,300	36,704
5.380% due 03/12/2029		38,537	39,047
5.420% due 04/10/2028		63,920	64,252
5.500% due 08/10/2027		19,084	19,137
5.620% due 01/10/2029		11,200	11,342
5.630% due 11/10/2027		25,753	25,878
5.710% due 07/10/2028		18,900	19,136
5.710% due 07/10/2029		20,000	20,421
5.740% due 11/13/2029		9,100	9,315
5.760% due 04/12/2027		13,548	13,586
5.820% due 08/10/2028		21,995	22,269
5.900% due 08/10/2027		22,543	22,652
5.980% due 12/10/2027		15,871	15,987
6.090% due 11/10/2026		4,431	4,439
6.160% due 10/10/2028		11,500	11,686
6.160% due 09/10/2029		15,200	15,707
Centerline Logistics Corp.
9.250% due 12/15/2027 «		19,839	19,889
9.750% due 12/15/2027 «		21,695	21,912
Chase Auto Owner Trust
4.180% due 08/27/2029		27,000	26,766
4.400% due 11/26/2027		24,000	23,976
5.220% due 07/25/2029		54,900	55,524
5.250% due 09/27/2027		64,943	65,209
5.520% due 06/25/2029		148,000	150,371
5.530% due 09/27/2027		48,517	48,784
5.660% due 05/26/2027		99,744	100,186
Citizens Auto Receivables Trust 5.840% due 01/18/2028		34,900	35,292
CPS Auto Receivables Trust
4.910% due 06/15/2028		28,301	28,351
5.880% due 02/15/2028		35,544	35,750
Drive Auto Receivables Trust
4.500% due 09/15/2028		34,300	34,214
4.940% due 12/15/2027		104,100	104,222
Ent Auto Receivables Trust
6.220% due 08/16/2027		6,737	6,757
6.240% due 01/16/2029		13,289	13,484
6.260% due 11/15/2029		4,000	4,094
Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,192
4.690% due 07/20/2027		28,500	28,547
4.980% due 08/21/2028		14,600	14,698
5.310% due 04/20/2027		17,500	17,633
Exeter Automobile Receivables Trust
4.450% due 03/15/2028		22,100	22,064
4.790% due 04/15/2027		33,000	33,014
5.280% due 08/15/2030		16,900	16,993
5.600% due 05/17/2027		78,269	78,449
5.650% due 12/15/2027		15,100	15,208
5.820% due 02/15/2027		34,449	34,545
FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,781
5.540% due 04/16/2029		16,800	17,020
5.760% due 11/15/2027		27,391	27,563
FHF Issuer Trust
4.940% due 11/15/2030		27,500	27,456
5.690% due 02/15/2030		24,361	24,603
5.890% due 06/15/2030		19,753	20,000
6.790% due 10/15/2029		19,575	19,945
FHF Trust 4.430% due 01/18/2028		6,228	6,215
First Investors Auto Owner Trust 6.440% due 10/16/2028		18,015	18,239
Flagship Credit Auto Trust
4.880% due 11/15/2028		9,469	9,488
5.640% due 03/15/2028		37,647	37,869
Ford Auto Securitization Trust
3.724% due 11/15/2028	CAD	36,900	25,772
3.843% due 09/15/2030		29,300	20,444
3.945% due 10/15/2026		38,125	26,572
5.053% due 07/15/2028		33,500	23,741
Ford Credit Auto Owner Trust
4.480% due 12/15/2026		$2,693	2,692
4.590% due 10/15/2027		77,200	77,333
4.610% due 08/15/2029		80,500	80,612
4.650% due 02/15/2028		18,000	18,027

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

FoursightCapital Automobile Receivables Trust 5.490% due 01/16/2029		22,782	22,906
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		14,500	14,513
4.760% due 10/15/2027		34,800	34,845
4.857% due 11/17/2025		12,808	12,813
5.020% due 04/17/2028		9,700	9,736
5.350% due 08/16/2027		22,858	22,935
5.770% due 06/15/2027		37,134	37,281
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		37,400	37,257
5.240% due 03/15/2030		16,178	16,265
5.580% due 06/17/2030		31,440	31,807
5.590% due 10/15/2029		9,241	9,353
5.960% due 10/16/2028		29,780	30,209
6.270% due 08/16/2027		21,430	21,526
6.370% due 06/15/2028		23,429	23,714
GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		56,300	56,014
4.290% due 01/20/2027		41,600	41,568
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029		53,100	52,975
4.470% due 02/16/2028		22,500	22,504
4.530% due 10/18/2027		28,500	28,528
5.130% due 04/16/2029		84,800	85,789
5.350% due 06/16/2027		34,700	34,869
GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	23,700	16,789
4.883% due 12/21/2026		41,500	29,438
4.981% due 02/20/2026		9,198	6,415
GreenState Auto Receivables Trust 5.530% due 08/16/2027		$27,219	27,330
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		32,050	32,173
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029		68,000	67,715
4.560% due 03/15/2027		145,500	145,600
4.890% due 02/22/2027		216,500	217,169
Huntington Auto Trust
5.230% due 01/16/2029		57,600	58,221
5.500% due 03/15/2027		57,801	58,015
Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		121,200	121,336
4.770% due 03/15/2027		71,700	71,917
5.800% due 12/15/2026		53,425	53,907
Hyundai Auto Receivables Trust
4.410% due 05/15/2029		77,000	76,731
4.530% due 09/15/2027		49,200	49,233
4.840% due 03/15/2029		57,200	57,529
5.150% due 06/15/2027		137,200	137,729
LAD Auto Receivables Trust
4.520% due 03/15/2029		12,900	12,847
4.640% due 11/15/2027		24,200	24,215
5.460% due 07/16/2029		5,700	5,769
5.610% due 08/15/2028		14,600	14,765
5.700% due 03/15/2027		6,239	6,260
Lendbuzz Securitization Trust 4.970% due 10/15/2029		21,800	21,805
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		42,300	42,681
5.590% due 02/17/2032		41,446	41,641
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029		39,800	39,664
4.510% due 06/15/2027		31,800	31,820
Octane Receivables Trust 4.940% due 05/20/2030		14,700	14,730
Oscar U.S. Funding LLC
1.270% due 09/11/2028		5,118	5,014
4.470% due 03/12/2029		9,300	9,303
4.630% due 12/10/2027		27,800	27,857
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		28,600	28,585
5.040% due 09/15/2027		51,700	51,855
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027		41,000	40,926
4.470% due 12/21/2026		29,000	28,992
4.670% due 11/22/2027		38,800	38,869
4.840% due 01/20/2027		26,300	26,366
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030		16,301	16,260
7.090% due 06/25/2032		8,481	8,587
7.130% due 01/26/2032		26,054	26,302
Santander Bank Auto Credit-Linked Notes 4.911% due 01/18/2033		2,650	2,648
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		19,400	19,386

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.850% due 01/16/2029		94,300	94,603
4.880% due 09/15/2027		94,700	94,865
5.250% due 04/17/2028		8,200	8,238
5.410% due 07/15/2027		65,450	65,651
5.630% due 01/16/2029		86,800	87,916
5.710% due 02/16/2027		22,587	22,629
5.800% due 09/15/2027		22,536	22,608
5.910% due 06/15/2027		56,297	56,517
SBNA Auto Lease Trust
5.210% due 04/16/2029		12,600	12,696
5.320% due 12/15/2028		48,900	49,161
5.560% due 11/22/2027		53,300	53,984
5.670% due 11/20/2026		30,288	30,432
5.700% due 03/15/2027		18,275	18,304
6.520% due 04/20/2028		16,200	16,595
SCCU Auto Receivables Trust
5.110% due 06/15/2029		39,500	39,637
5.160% due 05/15/2030		36,300	36,407
5.450% due 12/15/2027		62,437	62,666
5.700% due 10/16/2028		20,600	20,877
5.700% due 08/15/2029		12,200	12,413
5.850% due 05/17/2027		15,204	15,261
SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030		41,300	41,267
4.710% due 05/22/2028		31,900	31,944
4.940% due 01/21/2031		3,650	3,666
4.950% due 05/21/2029		16,200	16,270
5.710% due 10/20/2027		59,766	60,058
Taupe Funding Trust
5.830% due 01/21/2031		67,834	68,046
5.860% due 01/21/2031		65,104	65,537
5.940% due 01/21/2031		69,065	69,475
Tesla Auto Lease Trust 4.790% due 01/20/2027		36,655	36,712
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,453
5.380% due 02/20/2029		15,000	15,197
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		56,100	55,972
4.550% due 08/16/2027		46,200	46,244
Tricolor Auto Securitization Trust 6.360% due 12/15/2027		6,627	6,679
United Auto Credit Securitization Trust 6.170% due 08/10/2026		3,755	3,762
Veros Auto Receivables Trust 6.280% due 11/15/2027		7,713	7,773
VStrong Auto Receivables Trust 5.790% due 08/16/2027		4,405	4,421
Westlake Automobile Receivables Trust
4.710% due 04/17/2028		28,800	28,805
4.820% due 09/15/2027		96,800	96,961
5.440% due 05/17/2027		13,800	13,897
5.560% due 02/15/2028		17,300	17,474
5.620% due 03/15/2027		32,689	32,776
5.750% due 08/16/2027		78,800	79,266
World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	68,910
4.780% due 01/18/2028		72,200	72,348
5.270% due 09/17/2029		25,900	26,243
5.480% due 09/15/2027		4,093	4,111
5.610% due 02/15/2028		7,350	7,395
World Omni Select Auto Trust
4.980% due 02/15/2030		21,400	21,519
5.370% due 02/15/2028		32,600	32,737

			7,663,464

CASINO SERVICES 0.0%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	75,360	47,437

CMBS OTHER 0.2%
ACREC Ltd. 5.640% due 10/16/2036 •		$12,634	12,641
AREIT LLC 6.494% due 08/17/2041 •		38,354	38,525
BPCRE Ltd. 6.775% due 01/16/2037 •		10,824	10,905
KREF Ltd. 5.816% due 02/17/2039 •		15,492	15,571
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •		11,975	12,059
M360 Ltd. 5.971% due 11/22/2038 •		420	411

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

MF1LLC
6.103% due 03/19/2039 •	38,000	38,114
7.001% due 09/17/2037 •	116,939	117,230
PFP Ltd. 6.315% due 09/17/2039 •	84,781	85,491
Starwood Commercial Mortgage Trust
5.912% due 07/15/2038 •	529	531
6.112% due 07/15/2038 •	10,070	10,069
6.462% due 07/15/2038 •	13,000	13,023
6.862% due 07/15/2038 •	12,125	11,963
7.212% due 07/15/2038 •	2,500	2,426

		368,959

CREDIT CARD BULLET 0.0%
Synchrony Card Funding LLC 3.370% due 04/15/2028	14,000	13,948

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028	179,500	169,899
1.970% due 01/15/2029	220,500	208,792

		378,691

HOME EQUITY OTHER 4.9%
Aames Mortgage Investment Trust
5.368% due 10/25/2035 •	9,557	9,156
6.478% due 01/25/2035 •	1,928	1,845
ABFC Trust
4.713% due 01/25/2037 •	40,631	28,564
4.733% due 10/25/2036 •	35,466	31,089
4.733% due 11/25/2036 •	6,051	3,525
4.753% due 09/25/2036 •	172	172
4.753% due 10/25/2036 •	347	381
4.773% due 11/25/2036 •	13,558	5,427
4.873% due 09/25/2036 •	32,929	28,190
4.953% due 11/25/2036 •	2,528	1,012
5.113% due 03/25/2035 •	2,584	2,510
5.153% due 06/25/2034 •	1,787	1,765
5.233% due 09/25/2033 •	639	606
5.353% due 02/25/2034 •	1,895	1,878
5.428% due 06/25/2035 •	12,808	11,654
5.453% due 06/25/2037 •	2,277	1,848
5.458% due 03/25/2035 •	1,539	1,374
5.578% due 12/25/2032 •	29	29
6.223% due 12/25/2033 •	4,412	4,393
6.628% due 01/25/2034 •	312	171
7.153% due 07/25/2033 •	276	258
Accredited Mortgage Loan Trust
4.673% due 02/25/2037 •	20,629	20,315
4.723% due 09/25/2036 •	1,486	1,394
4.723% due 02/25/2037 •	5,000	4,632
5.053% due 07/25/2034 •	1,651	1,644
5.323% due 09/25/2035 •	3,309	3,151
5.353% due 10/25/2034 •	96	107
5.428% due 10/25/2034 •	9	11
ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	157	59
4.573% due 12/25/2036 •	2,156	1,116
4.593% due 11/25/2036 •	7,604	3,048
4.593% due 12/25/2036 •	20,758	13,018
4.633% due 07/25/2036 •	37,289	8,580
4.693% due 11/25/2036 •	13,742	5,511
4.693% due 12/25/2036 •	7,327	2,377
4.693% due 01/25/2037 •	1,052	626
4.713% due 12/25/2036 •	93,664	47,774
4.733% due 06/25/2036 •	10,684	10,111
4.733% due 07/25/2036 •	43,812	34,537
4.733% due 10/25/2036 •	41,011	19,477
4.753% due 04/25/2036 •	4,386	4,235
4.753% due 07/25/2036 •	34,721	9,610
4.793% due 11/25/2036 •	6,121	2,455
4.793% due 01/25/2037 •	1,122	668
4.833% due 02/25/2036 •	7,066	6,983
4.893% due 08/25/2036 •	23,437	21,763
4.893% due 11/25/2036 •	8,221	3,297
4.893% due 12/25/2036 •	7,894	2,561
4.893% due 01/25/2037 •	19,536	4,259
4.933% due 07/25/2036 •	17,817	5,244
4.953% due 07/25/2036 •	31,689	7,291
4.953% due 01/25/2037 •	1,052	626
4.993% due 08/25/2036 •	7,007	6,098
5.053% due 02/25/2036 •	591	585
5.113% due 08/25/2035 •	4,632	4,480

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.113% due 11/25/2035 •	374	392
5.353% due 09/25/2033 •	1,289	1,271
5.353% due 12/25/2034 •	969	860
5.383% due 02/25/2036 •	1,428	1,317
5.413% due 08/25/2035 •	1,718	1,391
5.428% due 06/25/2034 •	5,892	5,491
5.443% due 05/25/2035 •	3,318	2,499
5.458% due 07/25/2035 •	12,798	12,504
5.488% due 06/25/2035 •	4,706	4,455
5.503% due 12/25/2033 •	701	704
5.503% due 08/25/2045 •	119	119
5.578% due 04/25/2035 •	3,371	2,962
5.623% due 07/25/2033 •	1,551	1,409
7.648% due 06/25/2034 •	847	684
Aegis Asset-Backed Securities Trust
4.693% due 01/25/2037 •	5,553	4,097
5.098% due 12/25/2035 •	8,720	8,221
5.203% due 03/25/2035 •	9,303	7,944
5.243% due 03/25/2035 •	2,347	1,022
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.158% due 10/25/2035 •	4,789	4,521
5.353% due 09/25/2034 •	1,606	1,686
5.353% due 10/25/2034 •	582	630
5.503% due 01/25/2034 •	398	395
6.178% due 10/25/2034 •	2,704	2,850
6.283% due 12/25/2034 •	6,393	5,632
6.553% due 12/25/2034 •	104	9
AFC Home Equity Loan Trust
5.053% due 09/27/2027 •	9	9
5.103% due 09/22/2028 •	35	34
5.333% due 02/25/2029 •	97	95
Ameriquest Mortgage Securities Trust
5.008% due 04/25/2036 •	10,650	10,320
5.113% due 03/25/2036 •	11,988	10,947
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% due 06/25/2033 •	1,058	976
3.528% due 04/25/2034 •	981	911
3.782% due 05/25/2034 þ	5,525	4,512
4.183% due 11/25/2034 •	10,851	9,454
4.776% due 11/25/2033 •	6	7
5.203% due 01/25/2036 •	5,511	5,387
5.323% due 07/25/2034 •	17	17
5.323% due 01/25/2036 •	14,093	13,592
5.368% due 01/25/2035 •	353	351
5.413% due 10/25/2035 •	2,718	2,555
5.428% due 05/25/2035 •	9,300	8,920
5.428% due 07/25/2035 •	11,300	10,786
5.428% due 09/25/2035 •	12,785	11,181
5.473% due 09/25/2034 •	882	868
5.473% due 10/25/2034 •	304	302
5.473% due 01/25/2035 •	2,072	1,986
5.503% due 05/25/2035 •	4,588	4,155
5.503% due 07/25/2035 •	9,000	7,896
5.548% due 09/25/2034 •	11,378	10,422
5.623% due 03/25/2035 •	6,952	6,551
5.728% due 08/25/2035 •	2,782	2,657
6.013% due 01/25/2035 •	2,184	2,023
6.178% due 05/25/2034 •	10,879	10,606
6.178% due 08/25/2035 •	14,800	13,353
6.208% due 10/25/2034 •	1,813	1,704
6.328% due 07/25/2034 •	744	730
6.433% due 05/25/2035 •	1,000	845
7.228% due 03/25/2033 •	52	38
7.828% due 11/25/2032 •	1,143	1,173
7.978% due 11/25/2032 •	3	2
9.703% due 02/25/2033 •	1,016	931
Amortizing Residential Collateral Trust
5.153% due 10/25/2031 •	8	8
5.278% due 08/25/2031 •	205	214
5.488% due 07/25/2032 •	0	1
5.853% due 01/25/2033 •	27	29
6.253% due 07/25/2032 •	34	35
Argent Securities Trust
4.553% due 10/25/2036 •	7,259	2,116
4.563% due 09/25/2036 •	9,334	3,000
4.613% due 10/25/2036 •	9,174	2,674
4.628% due 10/25/2036 •	3,197	1,741
4.633% due 07/25/2036 •	7,973	2,118
4.693% due 09/25/2036 •	4,176	1,342
4.693% due 10/25/2036 •	21,712	6,327
4.753% due 06/25/2036 •	31,902	8,611
4.753% due 07/25/2036 •	88,810	54,220
4.773% due 05/25/2036 •	5,296	1,264
4.803% due 04/25/2036 •	18,752	10,169
4.813% due 04/25/2036 •	6,639	2,086
4.833% due 03/25/2036 •	14,194	12,927

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.933% due 06/25/2036 •	5,459	1,474
4.933% due 07/25/2036 •	5,212	1,384
4.993% due 05/25/2036 •	15,365	3,667
5.013% due 04/25/2036 •	6,602	2,075
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.888% due 10/25/2034 •	666	651
5.143% due 11/25/2035 •	25,774	22,213
5.188% due 10/25/2035 •	1,409	1,385
5.213% due 02/25/2036 •	2,759	2,172
5.578% due 11/25/2034 •	1,690	1,681
6.253% due 11/25/2034 •	3,311	3,037
6.328% due 11/25/2034 •	2,189	1,878
6.553% due 11/25/2034 •	84	83
Asset-Backed Securities Corp. Home Equity Loan Trust
3.299% due 03/25/2036 •	11,505	10,285
3.592% due 12/25/2036 •	1,995	1,903
3.716% due 01/25/2036 •	17,633	15,543
3.763% due 12/25/2036 •	14,690	13,744
4.743% due 11/25/2036 •	6,204	6,004
4.798% due 11/25/2036 •	35,044	33,216
5.353% due 06/25/2035 •	5,033	4,905
5.413% due 11/25/2035 •	10,780	9,278
5.428% due 10/25/2034 •	4,310	4,214
5.473% due 05/25/2035 •	6,470	6,324
5.473% due 07/25/2035 •	3,332	3,206
5.533% due 04/25/2035 •	3,982	3,548
5.548% due 02/25/2035 •	61	61
5.563% due 07/25/2035 •	3,794	3,331
6.162% due 03/15/2032 •	56	57
6.298% due 05/25/2035 •	7,217	6,663
Basic Asset-Backed Securities Trust 5.023% due 04/25/2036 •	7,837	7,345
Bayview Financial Acquisition Trust 4.984% due 05/28/2037 •	2,920	2,765
Bayview Financial Asset Trust
4.903% due 03/25/2037 •	3,453	3,451
5.253% due 03/25/2037 •	1,794	1,800
5.353% due 03/25/2037 •	1,877	1,883
5.603% due 03/25/2037 •	1,020	1,022
5.953% due 03/25/2037 •	945	946
Bayview Financial Mortgage Pass-Through Trust 5.329% due 04/28/2036 •	4,241	4,207
Bayview Financial Revolving Asset Trust 5.389% due 12/28/2040 •	801	794
Bear Stearns Asset-Backed Securities Trust
3.014% due 09/25/2034 •	22	21
4.593% due 04/25/2037 •	5,009	4,699
4.623% due 12/25/2036 •	4,447	4,185
4.651% due 02/25/2036 •	7,253	6,991
4.703% due 01/25/2037 •	9,967	9,561
4.713% due 02/25/2037 •	8,850	8,506
4.753% due 11/25/2036 •	792	775
4.753% due 06/25/2047 •	303	298
4.773% due 08/25/2036 •	3,113	2,981
4.776% due 11/25/2035 •	21,583	21,441
4.795% due 12/25/2035 •	5,177	5,085
4.803% due 05/25/2037 •	14,775	12,033
4.855% due 04/25/2035 •	3,283	3,232
4.903% due 06/25/2036 •	971	965
4.903% due 01/25/2047 •	10,782	10,417
4.933% due 02/25/2037 •	26,379	24,784
4.970% due 05/25/2035 •	1,596	1,589
4.993% due 05/25/2036 •	22,041	20,758
5.023% due 04/25/2036 •	5,527	5,359
5.128% due 08/25/2036 •	778	776
5.213% due 01/25/2037 •	1,887	1,875
5.253% due 10/27/2032 •	15	15
5.279% due 12/25/2035 •	4,342	4,321
5.293% due 08/25/2036 •	1,400	1,375
5.351% due 01/25/2035 •	1,767	1,750
5.403% due 10/25/2037 •	6,450	6,191
5.428% due 02/25/2034 •	1,198	1,192
5.453% due 10/25/2037 •	7,351	6,967
5.453% due 11/25/2042 •	371	368
5.458% due 06/25/2035 •	3,317	3,221
5.473% due 10/25/2035 •	4,430	4,384
5.503% due 08/25/2037 •	692	606
5.513% due 12/25/2034 •	14,099	13,845
5.533% due 06/25/2035 •	4,215	4,177
5.578% due 02/25/2035 •	3	3
6.053% due 08/25/2037 •	29,266	24,765
7.078% due 09/25/2035 •	4,885	4,889
Bear Stearns Second Lien Trust
4.643% due 01/25/2037 •	615	601
4.893% due 08/25/2037 •	4,183	3,909

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

BearStearns Structured Products, Inc. Trust 6.453% due 03/25/2037 •	3,445	3,364
BNC Mortgage Loan Trust
4.044% due 10/25/2036 •	7,439	5,161
4.663% due 07/25/2037 •	5,603	5,069
4.773% due 11/25/2036 •	179	173
5.073% due 11/25/2036 •	40,973	21,083
Carrington Mortgage Loan Trust
4.603% due 04/25/2036 •	16,506	16,125
4.603% due 08/25/2036 •	4,869	4,708
4.673% due 01/25/2037 •	23,866	17,779
4.703% due 10/25/2036 •	4,506	3,582
4.713% due 02/25/2037 •	8,085	7,572
4.873% due 12/26/2036 •	8,317	6,934
4.993% due 02/25/2036 •	10,000	9,163
5.203% due 10/25/2035 •	715	696
5.248% due 09/25/2035 •	1,463	1,417
5.443% due 06/25/2035 •	3,231	3,194
5.503% due 05/25/2035 •	4,222	4,055
6.478% due 05/25/2035 •	10,387	9,561
CDC Mortgage Capital Trust
5.368% due 11/25/2034 •	18	21
6.253% due 06/25/2034 •	456	456
Centex Home Equity Loan Trust
4.564% due 06/25/2034 •	448	435
4.753% due 01/25/2032 •	20	20
4.913% due 07/25/2032 •	41	38
4.933% due 06/25/2036 •	23,566	23,092
5.053% due 01/25/2034 •	480	490
5.098% due 03/25/2035 •	107	107
5.103% due 09/25/2032 •	259	256
5.143% due 03/25/2035 •	1,173	1,165
5.173% due 01/25/2035 •	74	74
5.278% due 01/25/2035 •	851	823
5.383% due 09/25/2034 •	2,756	2,680
5.413% due 10/25/2035 •	5,686	5,654
5.578% due 03/25/2035 •	862	779
5.653% due 01/25/2035 •	1,291	1,227
6.183% due 03/25/2033 •	61	59
6.253% due 10/25/2035 •	12,568	11,894
6.260% due 09/25/2034 þ	768	733
Chase Funding Loan Acquisition Trust
4.835% due 12/25/2032 þ	819	814
5.308% due 06/25/2034 •	5,839	5,789
Chase Funding Trust
4.725% due 05/25/2033	3,596	3,332
4.953% due 05/25/2032 •	28	28
5.053% due 07/25/2033 •	7	7
5.160% due 03/25/2033 þ	1,643	1,616
CHEC Loan Trust 5.413% due 06/25/2034 •	73	74
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	33,494	33,689
Citicorp Residential Mortgage Trust
4.559% due 11/25/2036 þ	1,328	1,283
4.628% due 09/25/2036 þ	20,684	19,967
Citigroup Mortgage Loan Trust
4.251% due 10/25/2037 þ	12,532	11,803
4.513% due 07/25/2045 •	1,187	817
4.613% due 01/25/2037 •	10,511	7,515
4.623% due 05/25/2037 •	33,925	25,038
4.643% due 05/25/2037 •	30,385	19,894
4.653% due 12/25/2036 •	3,095	2,070
4.713% due 03/25/2037 •	26,999	23,785
4.723% due 05/25/2037 •	25,635	23,818
4.733% due 12/25/2036 •	4,891	4,692
4.773% due 09/25/2036 •	4,333	3,775
4.773% due 12/25/2036 •	6,280	4,203
4.813% due 01/25/2037 •	62,792	44,885
4.828% due 12/25/2036 •	14,644	13,927
4.873% due 12/25/2036 •	5,970	5,845
4.903% due 08/25/2036 •	6,505	6,308
4.953% due 08/25/2036 •	3,687	3,619
4.953% due 01/25/2037 •	20,442	14,611
4.973% due 03/25/2036 •	3,399	3,070
5.053% due 12/25/2035 •	12,532	11,880
5.083% due 02/25/2035 •	1,152	1,070
5.128% due 10/25/2035 •	300	294
5.158% due 01/25/2036 •	2,781	2,764
5.188% due 09/25/2035 •	1,188	1,178
5.353% due 09/25/2035 •	6,350	6,081
5.503% due 02/25/2035 •	316	280
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.398% due 10/25/2034 •	4,519	4,351
6.028% due 10/25/2034 •	499	415

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

CountrywideAsset-Backed Certificates Trust
3.631% due 04/25/2035 •	845	831
4.028% due 01/25/2037 •	11,733	11,484
4.288% due 07/25/2034 ~	985	642
4.288% due 08/25/2034 ~	2,442	2,014
4.306% due 10/25/2046 ~	154	153
4.564% due 05/25/2036 •	22,800	21,601
4.593% due 06/25/2037 •	14,151	13,242
4.593% due 07/25/2037 •	43,150	39,761
4.593% due 08/25/2037 •	55,217	49,860
4.633% due 06/25/2047 •	4,744	4,514
4.643% due 11/25/2037 •	11,286	10,530
4.653% due 06/25/2047 •	17,515	15,150
4.673% due 06/25/2037 •	3,398	3,305
4.683% due 07/25/2037 •	46,686	40,602
4.683% due 10/25/2047 •	1,419	1,404
4.703% due 02/25/2036 •	5,739	5,457
4.703% due 06/25/2047 •	17,561	16,984
4.713% due 12/25/2036 •	8,326	7,585
4.713% due 11/25/2037 •	43,464	39,867
4.713% due 04/25/2046 •	18,129	16,842
4.733% due 05/25/2035 •	13,725	13,276
4.733% due 06/25/2035 •	12,203	10,922
4.733% due 02/25/2037 •	17,090	15,738
4.733% due 03/25/2037 •	16,844	16,355
4.733% due 05/25/2037 •	28,469	26,684
4.733% due 04/25/2047 •	10,206	9,880
4.733% due 06/25/2047 •	39,046	36,113
4.743% due 05/25/2047 •	1,017	956
4.743% due 10/25/2047 •	10,000	8,518
4.813% due 11/25/2047 •	18,609	17,617
4.853% due 02/25/2037 •	1,470	1,354
4.853% due 09/25/2037 •	26,037	23,350
4.853% due 09/25/2047 •	22,635	21,050
4.888% due 11/25/2036 •	14,134	13,262
4.893% due 07/25/2034 •	4,122	4,056
4.893% due 05/25/2037 •	2,219	2,125
4.893% due 09/25/2037 •	4,527	4,642
4.893% due 06/25/2047 •	46,137	43,403
4.893% due 09/25/2047 •	5,466	5,396
4.903% due 02/25/2037 •	4,938	4,884
4.913% due 05/25/2037 •	11,069	10,154
4.933% due 09/25/2036 •	16,307	15,124
4.933% due 02/25/2037 •	14,159	13,302
4.933% due 03/25/2037 •	22,014	19,944
4.933% due 04/25/2037 •	5,306	4,519
4.933% due 12/25/2046 •	12,933	12,382
4.953% due 01/25/2046 •	29,570	27,860
4.953% due 04/25/2046 •	1,579	1,534
4.953% due 11/25/2047 •	18,740	17,007
4.973% due 12/25/2036 •	1,842	1,731
4.973% due 09/25/2046 •	10,584	10,015
4.978% due 08/25/2036 •	1,100	1,068
5.008% due 04/25/2036 •	4,445	4,380
5.033% due 06/25/2037 •	8,188	7,957
5.050% due 02/25/2036 ~	6	6
5.053% due 06/25/2033 •	7	7
5.093% due 05/25/2047 •	19,648	14,116
5.113% due 08/25/2035 •	5,115	5,005
5.113% due 07/25/2036 •	90	89
5.115% due 10/25/2035 ~	5,000	4,403
5.133% due 12/25/2036 •	7,231	5,755
5.143% due 05/25/2036 •	439	438
5.153% due 12/25/2033 •	390	382
5.153% due 03/25/2036 •	4,475	3,882
5.158% due 09/25/2035 •	6,499	6,286
5.173% due 08/25/2035 •	8,200	7,377
5.188% due 04/25/2036 •	24,372	24,087
5.193% due 12/25/2034 •	712	694
5.215% due 11/25/2034 ~	1,888	1,797
5.218% due 02/25/2036 •	9,203	9,093
5.233% due 11/25/2034 •	247	237
5.270% due 02/25/2035 ~	3,538	3,372
5.293% due 10/25/2047 •	9,560	9,241
5.308% due 08/25/2034 •	293	293
5.353% due 09/25/2034 •	185	178
5.353% due 11/25/2034 •	224	218
5.353% due 05/25/2036 •	405	395
5.353% due 03/25/2047 •	5,624	4,290
5.428% due 10/25/2034 •	289	292
5.428% due 12/25/2035 •	1,264	1,259
5.443% due 02/25/2036 •	6,000	5,329
5.458% due 10/25/2035 •	9	9
5.503% due 07/25/2033 •	242	240
5.503% due 11/25/2034 •	215	230
5.518% due 08/25/2035 •	248	254

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.548% due 05/25/2035 •	1,019	981
5.548% due 07/25/2035 •	1	1
5.548% due 04/25/2036 •	11,300	10,732
5.563% due 08/25/2035 •	3,097	3,048
5.578% due 11/25/2035 •	3,531	3,477
5.593% due 01/25/2036 •	7,675	7,496
5.653% due 10/25/2035 •	2,354	2,324
6.028% due 08/25/2034 •	9,567	8,586
6.103% due 06/25/2035 •	5,595	5,499
6.178% due 05/25/2035 •	483	477
6.283% due 12/25/2035 •	9,836	8,736
6.328% due 12/25/2034 •	1,314	1,404
6.328% due 07/25/2035 •	7,400	7,246
6.403% due 08/25/2035 •	5,250	4,944
6.478% due 01/25/2035 •	4,674	4,499
6.853% due 10/25/2034 •	570	554
Credit Suisse First Boston Mortgage Securities Corp.
4.486% due 08/25/2032 •	85	77
4.524% due 01/25/2032 •	4	4
5.239% due 02/25/2035 •	2,866	2,833
Credit-Based Asset Servicing & Securitization LLC
2.905% due 08/25/2035 •	7,314	6,796
3.105% due 12/25/2035 •	19,631	17,557
3.359% due 10/25/2034 •	1,599	1,477
3.429% due 12/25/2035 •	1,709	1,608
4.733% due 06/25/2036 •	7,076	4,658
4.822% due 07/25/2037 •	4,380	2,845
4.922% due 07/25/2037 •	4,049	2,630
4.953% due 06/25/2036 •	16,018	10,544
5.042% due 07/25/2037 •	4,286	2,784
5.368% due 01/25/2034 •	835	880
6.780% due 05/25/2035 þ	1,785	1,594
Credit-Based Asset Servicing & Securitization Mortgage Loan Asset-Backed Certificates 3.176% due 11/25/2035 •	3,714	3,473
Credit-Based Asset Servicing & Securitization Trust
3.074% due 01/25/2037 •	467	137
3.166% due 07/25/2036 •	15,318	14,325
4.573% due 11/25/2036 •	59	26
4.733% due 10/25/2036 •	10,898	7,646
4.913% due 11/25/2036 •	5,211	2,335
4.933% due 10/25/2036 •	1,947	1,271
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,827	2,994
6.589% due 12/25/2036 þ	15,679	2,410
6.672% due 06/25/2036 þ	215	57
DFC HEL Trust 6.328% due 12/25/2031 •	1,399	1,301
Ellington Loan Acquisition Trust
5.503% due 05/25/2037 •	29,629	28,703
5.953% due 05/25/2037 •	1,687	1,645
6.053% due 05/25/2037 •	35,744	31,368
EMC Mortgage Loan Trust
5.193% due 05/25/2040 •	32	31
5.553% due 08/25/2040 •	210	209
5.553% due 11/25/2041 •	28	27
Encore Credit Receivables Trust
5.143% due 07/25/2035 •	9,015	8,748
5.353% due 10/25/2035 •	3,061	3,034
5.353% due 01/25/2036 •	5,800	5,635
Equifirst Loan Securitization Trust 4.623% due 04/25/2037 •	25,440	23,321
EquiFirst Mortgage Loan Trust
5.458% due 04/25/2035 •	54	52
5.518% due 04/25/2035 •	1,904	1,804
5.953% due 12/25/2034 •	205	202
6.178% due 12/25/2034 •	756	722
6.253% due 04/25/2035 •	4,623	4,018
6.928% due 12/25/2034 •	501	450
8.353% due 12/25/2034 •	984	951
FBR Securitization Trust 5.158% due 11/25/2035 •	231	227
Fieldstone Mortgage Investment Trust
4.833% due 05/25/2036 •	21,805	15,992
4.942% due 11/25/2036 •	1,583	953
5.098% due 02/25/2036 •	1,999	1,714
5.623% due 03/25/2035 •	2,744	2,296
Finance America Mortgage Loan Trust 5.503% due 09/25/2033 •	97	95
Financial Asset Securities Corp. AAA Trust 4.869% due 02/27/2035 •	1,224	1,155
First NLC Trust
4.523% due 08/25/2037 •	4,122	2,048
4.532% due 05/25/2035 •	1,078	0
Fremont Home Loan Trust
4.583% due 11/25/2036 •	20,796	7,324
4.653% due 08/25/2036 •	4,651	1,449

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.673% due 01/25/2037 •	22,404	10,064
4.723% due 10/25/2036 •	8,571	7,618
4.753% due 10/25/2036 •	4,985	1,974
4.773% due 08/25/2036 •	30,842	9,607
4.793% due 02/25/2036 •	6,461	6,192
4.793% due 02/25/2037 •	17,679	5,627
4.933% due 08/25/2036 •	7,896	2,459
4.953% due 05/25/2036 •	6,633	4,143
4.993% due 04/25/2036 •	28,636	26,410
5.068% due 11/25/2035 •	2,962	2,679
5.128% due 01/25/2036 •	44,985	36,038
5.323% due 11/25/2034 •	1,895	1,676
5.383% due 06/25/2035 •	1,137	1,026
5.413% due 04/25/2035 •	5,257	4,471
5.458% due 04/25/2035 •	6,062	863
5.503% due 11/25/2034 •	4,436	4,140
5.518% due 06/25/2035 •	2,404	2,319
5.608% due 06/25/2035 •	17,148	13,873
GE-WMC Mortgage Securities Trust
4.533% due 08/25/2036 •	2	1
4.713% due 08/25/2036 •	2,344	2,125
GSAA Home Equity Trust
4.573% due 05/25/2036 •	5,950	1,271
4.593% due 03/25/2036 •	19	6
4.693% due 06/25/2036 •	59,573	11,401
4.793% due 10/25/2036 •	36,170	8,766
4.793% due 02/25/2037 •	7,943	2,189
4.813% due 03/25/2036 •	19,237	6,227
4.813% due 05/25/2036 •	21,035	4,531
4.893% due 05/25/2047 •	5,367	3,074
4.913% due 04/25/2047 •	3,376	1,500
4.933% due 06/25/2036 •	2,611	676
4.993% due 03/25/2036 •	22,184	9,980
5.093% due 04/25/2047 •	10,368	4,588
5.153% due 08/25/2037 •	914	893
5.188% due 06/25/2035 •	2,211	2,141
5.193% due 10/25/2035 •	244	285
5.248% due 08/25/2035 •	4,304	4,233
5.344% due 09/25/2035 ~	156	99
5.428% due 06/25/2034 •	516	494
5.772% due 11/25/2036 ~	6,949	2,036
5.917% due 03/25/2037 ~	33,273	6,220
6.000% due 11/25/2037	574	318
6.423% due 11/25/2036 þ	20,169	5,900
6.483% due 03/25/2037 þ	9,313	2,579
6.500% due 10/25/2037	4,960	2,750
6.500% due 11/25/2037	12,684	4,669
6.720% due 04/25/2034 þ	1,892	1,847
6.948% due 06/25/2036 þ	18,606	4,531
GSAMP Trust
2.358% due 10/25/2036 •	1,495	7
4.523% due 12/25/2036 •	633	310
4.533% due 11/25/2036 •	930	442
4.543% due 01/25/2037 •	6,060	3,586
4.573% due 12/25/2036 •	930	455
4.593% due 11/25/2036 •	57,487	27,185
4.613% due 08/25/2036 •	4,444	3,554
4.623% due 12/25/2036 •	4,921	2,408
4.633% due 11/25/2035 •	180	14
4.653% due 11/25/2036 •	12,705	6,042
4.713% due 12/25/2046 •	4,903	2,519
4.723% due 03/25/2047 •	11,433	9,307
4.733% due 06/25/2036 •	4,556	4,432
4.733% due 08/25/2036 •	5,615	5,456
4.753% due 06/25/2036 •	27,221	14,965
4.753% due 12/25/2036 •	448	441
4.773% due 04/25/2036 •	1,757	1,140
4.793% due 01/25/2037 •	1,213	1,177
4.823% due 03/25/2047 •	1,950	1,530
4.903% due 06/25/2036 •	7,100	5,753
4.933% due 06/25/2036 •	3,299	1,805
4.933% due 08/25/2036 •	22,010	20,309
4.973% due 02/25/2046 •	485	441
4.993% due 02/25/2036 •	8,838	8,470
5.098% due 11/25/2035 •	8,676	8,155
5.128% due 11/25/2035 •	71	68
5.233% due 07/25/2045 •	4,246	4,242
5.338% due 07/25/2045 •	6,976	6,330
5.353% due 11/25/2035 •	3,142	3,035
5.398% due 11/25/2035 •	4,016	3,656
5.428% due 03/25/2035 •	2,945	2,780
6.178% due 12/25/2034 •	5,677	5,466
Home Equity Asset Trust
4.436% due 10/25/2035 •	2,699	2,651
4.753% due 10/25/2036 •	1,365	1,356
4.753% due 11/25/2036 •	552	531

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.023% due 05/25/2036 •	15,264	15,283
5.068% due 04/25/2036 •	388	383
5.113% due 04/25/2036 •	7,055	6,641
5.158% due 01/25/2036 •	3,502	3,299
5.158% due 02/25/2036 •	14,696	15,267
5.158% due 04/25/2036 •	15,505	15,110
5.213% due 11/25/2032 •	128	117
5.398% due 11/25/2035 •	7,126	6,879
5.518% due 08/25/2035 •	2,610	2,470
5.653% due 07/25/2035 •	5,626	5,533
5.902% due 06/25/2032 •	262	259
5.953% due 03/25/2035 •	771	703
6.103% due 12/25/2034 •	1,215	1,205
6.653% due 06/25/2034 •	1,711	1,695
7.003% due 03/25/2033 •	3,044	2,824
Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 11/25/2036 •	8,437	7,522
4.613% due 07/25/2037 •	347	188
4.623% due 04/25/2037 •	3,256	2,267
4.643% due 04/25/2037 •	1,196	802
4.643% due 07/25/2037 •	45,042	17,876
4.653% due 07/25/2037 •	14,856	8,039
4.673% due 04/25/2037 •	38,187	28,756
4.693% due 11/25/2036 •	7,998	6,335
4.773% due 04/25/2037 •	8,076	7,001
4.933% due 08/25/2036 •	12,515	11,488
5.013% due 06/25/2036 •	7,874	7,048
5.053% due 03/25/2036 •	19,500	17,328
5.113% due 03/25/2036 •	14,859	13,768
5.233% due 10/25/2035 •	13,050	12,340
5.518% due 08/25/2035 •	8,950	8,658
HSI Asset Loan Obligation Trust 4.485% due 12/25/2036 þ	12,218	4,032
HSI Asset Securitization Corp. Trust
4.553% due 10/25/2036 •	2,229	756
4.593% due 12/25/2036 •	27,510	23,253
4.593% due 01/25/2037 •	45,372	33,623
4.673% due 10/25/2036 •	15,423	5,248
4.733% due 10/25/2036 •	4,397	1,224
4.773% due 10/25/2036 •	7,861	2,684
4.793% due 12/25/2036 •	26,143	6,864
4.828% due 05/25/2037 •	1,998	1,965
4.833% due 04/25/2037 •	13,702	6,990
4.933% due 10/25/2036 •	1,751	600
4.948% due 02/25/2036 •	5,238	4,957
4.973% due 04/25/2037 •	6,923	3,534
4.978% due 02/25/2036 •	16,250	13,637
5.038% due 12/25/2035 •	6,402	6,083
5.038% due 01/25/2036 •	4,271	4,215
5.068% due 01/25/2036 •	7,185	6,763
5.233% due 01/25/2036 •	5,700	4,798
IXIS Real Estate Capital Trust
4.513% due 05/25/2037 •	5,211	1,205
4.563% due 05/25/2037 •	10,341	2,392
4.613% due 05/25/2037 •	32,301	7,473
4.753% due 01/25/2037 •	74,989	25,766
4.773% due 08/25/2036 •	58,891	16,056
4.853% due 03/25/2036 •	9,696	5,031
4.973% due 08/25/2036 •	29,900	8,151
5.398% due 02/25/2035 •	418	418
JP Morgan Mortgage Acquisition Corp.
2.777% due 10/25/2035 •	6,100	5,330
4.963% due 02/25/2036 •	2,981	2,935
4.993% due 03/25/2036 •	34,109	32,572
5.038% due 05/25/2035 •	256	252
5.038% due 01/25/2036 •	11,104	11,135
5.098% due 05/25/2035 •	16,317	13,819
5.158% due 09/25/2035 •	3,595	3,566
5.383% due 06/25/2035 •	16,467	15,179
5.428% due 12/25/2035 •	8,591	7,949
5.518% due 06/25/2035 •	11,812	9,446
JP Morgan Mortgage Acquisition Trust
4.075% due 11/25/2036 •	8,996	8,248
4.201% due 05/25/2036 •	2,373	2,240
4.381% due 11/25/2036 •	1,794	1,846
4.673% due 08/25/2036 •	1,999	1,456
4.683% due 05/25/2037 •	23,550	22,902
4.693% due 05/25/2037 •	33,031	29,607
4.713% due 08/25/2036 •	3,371	3,304
4.723% due 07/25/2036 •	20,603	18,277
4.773% due 03/25/2037 •	3,007	2,974
4.858% due 07/25/2036 •	13,927	13,640
4.888% due 05/25/2036 •	19,000	16,735
4.933% due 04/25/2036 •	14,827	14,827
4.933% due 08/25/2036 •	16,817	12,253
4.983% due 01/25/2037 •	2,350	2,082

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.113% due 07/25/2036 •	3,200	2,959
6.330% due 07/25/2036 þ	4,860	1,314
6.910% due 07/25/2036 þ	6,930	1,871
Long Beach Mortgage Loan Trust
4.633% due 09/25/2036 •	9,926	2,657
4.653% due 12/25/2036 •	13,708	4,711
4.673% due 11/25/2036 •	6,644	1,983
4.693% due 08/25/2036 •	5,564	2,181
4.743% due 07/25/2036 •	12,393	8,485
4.753% due 05/25/2036 •	43,805	23,065
4.753% due 06/25/2036 •	53,364	25,005
4.753% due 07/25/2036 •	8,962	3,415
4.753% due 09/25/2036 •	37,014	23,325
4.763% due 08/25/2036 •	25,276	12,788
4.763% due 10/25/2036 •	41,134	22,484
4.773% due 05/25/2036 •	8,407	2,454
4.773% due 08/25/2036 •	34,811	13,657
4.773% due 09/25/2036 •	2,944	792
4.773% due 10/25/2036 •	47,618	15,155
4.773% due 12/25/2036 •	22,184	14,827
4.773% due 05/25/2046 •	5,828	5,461
4.793% due 12/25/2036 •	32,909	11,331
4.833% due 03/25/2046 •	69,698	24,665
4.853% due 01/25/2036 •	13,077	12,588
4.893% due 02/25/2036 •	7,993	7,837
4.893% due 11/25/2036 •	11,991	3,580
4.913% due 12/25/2036 •	22,598	7,792
4.933% due 08/25/2036 •	14,127	5,549
4.973% due 05/25/2036 •	25,571	7,500
5.053% due 01/25/2036 •	32,353	29,046
5.083% due 01/25/2046 •	39,250	37,137
5.233% due 08/25/2035 •	336	328
5.248% due 06/25/2034 •	991	999
5.308% due 07/25/2034 •	1,366	1,323
5.578% due 07/25/2033 •	2,257	2,216
5.653% due 11/25/2034 •	3,360	3,119
5.683% due 06/25/2033 •	1,861	1,892
5.878% due 02/25/2035 •	8,445	7,670
7.528% due 03/25/2033 •	25	25
MASTR Asset-Backed Securities Trust
4.553% due 08/25/2036 •	4,711	1,591
4.553% due 10/25/2036 •	36,966	11,907
4.553% due 11/25/2036 •	298	90
4.553% due 01/25/2037 •	39,673	11,215
4.653% due 08/25/2036 •	10,077	3,016
4.653% due 10/25/2036 •	7,214	3,547
4.653% due 11/25/2036 •	13,391	7,847
4.653% due 01/25/2037 •	31,532	8,913
4.673% due 08/25/2036 •	6,700	2,485
4.693% due 10/25/2036 •	30,482	9,829
4.713% due 10/25/2036 •	29,799	12,994
4.743% due 10/25/2036 •	52,389	20,037
4.743% due 01/25/2037 •	25,514	6,666
4.753% due 03/25/2036 •	6,317	3,731
4.753% due 04/25/2036 •	24,268	5,090
4.753% due 08/25/2036 •	48,640	16,146
4.753% due 05/25/2037 •	5,968	5,252
4.773% due 08/25/2036 •	7,953	2,703
4.773% due 10/25/2036 •	6,416	3,155
4.773% due 01/25/2037 •	34,819	9,842
4.853% due 04/25/2036 •	62,986	10,244
4.873% due 10/25/2036 •	8,414	4,137
4.873% due 11/25/2036 •	18,089	5,467
4.873% due 05/25/2037 •	781	754
4.893% due 11/25/2036 •	2,483	1,455
4.913% due 01/25/2037 •	11,976	3,385
4.933% due 06/25/2036 •	3,817	1,341
4.933% due 08/25/2036 •	49,283	16,061
4.943% due 10/25/2036 •	5,821	2,237
4.953% due 10/25/2035 •	10,719	10,136
4.973% due 06/25/2036 •	1,521	1,387
4.993% due 02/25/2036 •	9,046	3,275
5.023% due 01/25/2036 •	1,710	1,696
5.033% due 01/25/2036 •	355	354
5.068% due 01/25/2036 •	11,797	10,603
5.123% due 03/25/2035 •	3,599	3,562
5.203% due 03/25/2035 •	8,538	7,909
5.383% due 06/25/2035 •	274	287
5.428% due 05/25/2035 •	791	818
5.503% due 05/25/2035 •	2,000	1,961
5.603% due 08/25/2037 •	17,098	14,641
9.103% due 05/25/2033 •	3,073	2,912
MASTR Specialized Loan Trust
4.973% due 02/25/2036 •	1,212	1,179
5.193% due 01/25/2037 •	9,682	3,879

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

MerrillLynch First Franklin Mortgage Loan Trust
4.793% due 04/25/2037 •	34,312	13,277
4.793% due 05/25/2037 •	14,170	9,580
4.933% due 05/25/2037 •	25,023	17,016
4.953% due 04/25/2037 •	21,016	8,192
5.093% due 05/25/2037 •	15,636	10,683
5.303% due 10/25/2037 •	26,074	15,461
Merrill Lynch Mortgage Investors Trust
3.938% due 03/25/2037 þ	21,775	4,363
4.000% due 11/25/2037 •	14,708	7,079
4.213% due 11/25/2037 •	27,896	8,975
4.593% due 04/25/2047 •	3,577	1,417
4.653% due 07/25/2037 •	3,627	788
4.693% due 10/25/2037 •	20,331	3,056
4.743% due 08/25/2037 •	6,944	6,246
4.753% due 06/25/2037 •	14,152	3,743
4.753% due 08/25/2037 •	2,076	2,036
4.753% due 09/25/2037 •	43,468	12,327
4.773% due 03/25/2037 •	5,164	1,409
4.773% due 04/25/2037 •	10,111	5,020
4.773% due 05/25/2037 •	2,979	1,756
4.773% due 07/25/2037 •	2,627	1,494
4.783% due 03/25/2037 •	20,213	6,864
4.833% due 04/25/2047 •	18,572	7,356
4.933% due 08/25/2037 •	971	767
4.953% due 03/25/2037 •	25,421	19,096
5.053% due 12/25/2036 •	10,041	9,568
5.053% due 01/25/2037 •	14,650	13,517
5.173% due 05/25/2036 •	74	74
5.203% due 09/25/2035 •	1,878	1,829
5.248% due 09/25/2035 •	56	53
5.323% due 05/25/2036 •	4,037	3,288
5.353% due 02/25/2047 •	22,700	13,128
5.383% due 07/25/2035 •	6,473	6,367
5.398% due 02/25/2036 •	1,320	1,306
5.428% due 04/25/2036 •	1,756	1,719
5.458% due 06/25/2036 •	2,993	2,349
5.488% due 02/25/2036 •	498	461
5.578% due 08/25/2036 •	1,685	1,874
6.928% due 06/25/2034 •	428	424
8.016% due 04/25/2035 •	260	208
MESA Trust 7.678% due 11/25/2031 •	736	634
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 05/25/2037 •	4,531	4,007
4.553% due 10/25/2036 •	3,960	1,721
4.553% due 11/25/2036 •	1,493	834
4.563% due 03/25/2037 •	2,698	1,140
4.583% due 10/25/2036 •	13,666	12,010
4.583% due 12/25/2036 •	40,859	25,055
4.583% due 01/25/2037 •	20,366	9,182
4.593% due 10/25/2036 •	34,502	14,997
4.593% due 11/25/2036 •	2,508	1,174
4.593% due 05/25/2037 •	21,001	17,568
4.603% due 10/25/2036 •	14,368	7,328
4.603% due 12/25/2036 •	3,940	1,976
4.613% due 09/25/2036 •	222	95
4.633% due 02/25/2037 •	24,011	7,642
4.633% due 03/25/2037 •	24,032	10,150
4.633% due 05/25/2037 •	10,521	9,303
4.643% due 05/25/2037 •	12,426	9,413
4.653% due 09/25/2036 •	2,631	1,122
4.653% due 02/25/2037 •	8,398	3,649
4.653% due 05/25/2037 •	3,320	1,870
4.673% due 10/25/2036 •	1,222	531
4.673% due 11/25/2036 •	10,163	4,757
4.683% due 10/25/2036 •	8,207	4,187
4.683% due 02/25/2037 •	29,170	9,287
4.703% due 12/25/2036 •	4,253	2,133
4.703% due 03/25/2037 •	39,964	16,881
4.703% due 05/25/2037 •	16,340	14,449
4.713% due 09/25/2036 •	41,509	18,285
4.713% due 02/25/2037 •	20,374	8,852
4.713% due 05/25/2037 •	9,990	7,567
4.733% due 08/25/2036 •	26,487	13,163
4.753% due 06/25/2036 •	5,011	2,531
4.753% due 09/25/2036 •	13,365	4,526
4.773% due 03/25/2036 •	226	226
4.773% due 09/25/2036 •	23,369	9,967
4.783% due 02/25/2037 •	6,978	3,032
4.813% due 03/25/2036 •	2,094	1,719
4.913% due 09/25/2036 •	3,554	1,516
4.953% due 04/25/2036 •	12,209	11,470
4.953% due 08/25/2036 •	10,645	5,289
4.993% due 03/25/2036 •	78,321	64,994
5.008% due 01/25/2036 •	15,700	12,566

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.033% due 01/25/2036 •	7,947	7,650
5.033% due 02/25/2036 •	3,420	3,385
5.053% due 12/25/2035 •	17,327	16,010
5.073% due 12/25/2035 •	5,048	4,929
5.113% due 01/25/2035 •	954	943
5.128% due 09/25/2035 •	308	292
5.158% due 02/25/2035 •	757	746
5.193% due 01/25/2034 •	4,691	4,743
5.233% due 01/25/2035 •	3,425	3,394
5.263% due 04/25/2034 •	1,067	1,075
5.278% due 08/25/2034 •	106	102
5.338% due 11/25/2034 •	1,759	1,653
5.353% due 05/25/2034 •	8,852	9,050
5.353% due 08/25/2034 •	10,526	10,482
5.368% due 07/25/2034 •	1,774	1,832
5.368% due 09/25/2034 •	7,004	6,818
5.383% due 07/25/2035 •	3,264	3,153
5.413% due 03/25/2035 •	4,655	4,400
5.428% due 07/25/2034 •	252	262
5.428% due 07/25/2035 •	3,750	3,218
5.443% due 06/25/2035 •	3,385	3,343
5.473% due 10/25/2033 •	27	27
5.488% due 01/25/2035 •	2,114	1,885
5.488% due 03/25/2035 •	2,526	2,217
5.488% due 07/25/2035 •	2,096	2,044
5.513% due 09/25/2034 •	323	324
5.533% due 03/25/2033 •	16	16
5.548% due 01/25/2035 •	2,614	2,233
5.703% due 07/25/2037 •	14,010	12,160
8.253% due 02/25/2047 •	24,846	20,148
Morgan Stanley Dean Witter Capital, Inc. Trust 5.803% due 02/25/2033 •	241	249
Morgan Stanley Home Equity Loan Trust
4.553% due 12/25/2036 •	3,169	1,506
4.553% due 04/25/2037 •	5,881	3,018
4.593% due 12/25/2036 •	38,946	18,524
4.623% due 04/25/2037 •	8,309	4,264
4.773% due 04/25/2036 •	6,733	4,658
4.803% due 04/25/2037 •	17,494	8,980
4.963% due 02/25/2036 •	657	615
4.973% due 04/25/2036 •	10,265	7,098
5.443% due 05/25/2035 •	5,765	5,628
Morgan Stanley IXIS Real Estate Capital Trust
4.523% due 11/25/2036 •	7,842	2,507
4.563% due 11/25/2036 •	29,091	9,299
4.603% due 11/25/2036 •	1,490	476
4.673% due 11/25/2036 •	19,892	6,358
4.753% due 07/25/2036 •	6,415	2,539
4.913% due 07/25/2036 •	24,966	9,882
Morgan Stanley Mortgage Loan Trust
4.793% due 10/25/2036 •	2,163	610
5.750% due 04/25/2037 ~	2,205	1,065
6.000% due 02/25/2037 ~	119	108
6.122% due 01/25/2047 þ	94	87
6.254% due 01/25/2047 þ	5,660	2,603
6.263% due 01/25/2047 þ	7,100	2,098
6.419% due 09/25/2046 þ	13,276	2,758
6.465% due 09/25/2046 þ	3,588	1,175
6.604% due 09/25/2046 þ	9,260	1,922
Morgan Stanley Structured Trust 4.753% due 06/25/2037 •	46,246	42,389
Nationstar Home Equity Loan Trust
4.628% due 06/25/2037 •	198	192
4.703% due 06/25/2037 •	2,785	2,396
4.858% due 03/25/2037 •	2,685	2,650
4.873% due 03/25/2037 •	11,347	10,820
4.903% due 03/25/2037 •	8,000	7,177
4.993% due 09/25/2036 •	30,788	30,216
5.008% due 09/25/2036 •	1,338	1,259
5.068% due 04/25/2037 •	17,031	16,005
5.093% due 04/25/2037 •	2,052	2,021
New Century Home Equity Loan Trust
4.813% due 05/25/2036 •	7,875	7,834
4.866% due 11/25/2033 þ	54	46
5.098% due 12/25/2035 •	5,301	5,029
5.188% due 10/25/2035 •	35,480	29,943
5.193% due 08/25/2034 •	91	90
5.218% due 02/25/2035 •	11,739	11,440
5.233% due 03/25/2035 •	807	793
5.398% due 09/25/2035 •	10,923	10,753
5.428% due 06/25/2035 •	4,529	4,329
5.458% due 07/25/2035 •	11,120	10,959
5.503% due 07/25/2035 •	32,115	30,824
5.518% due 03/25/2035 •	2,853	2,792
5.578% due 03/25/2035 •	3,758	3,573

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

NewcastleMortgage Securities Trust
4.643% due 04/25/2037 •	13,174	12,599
4.683% due 04/25/2037 •	3,468	3,406
4.793% due 04/25/2037 •	14,485	13,143
4.953% due 04/25/2037 •	7,785	6,553
5.173% due 03/25/2036 •	5,500	5,382
5.308% due 03/25/2036 •	16,347	15,582
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.753% due 07/25/2036 •	22,031	20,255
4.888% due 03/25/2036 •	294	293
4.933% due 03/25/2036 •	4,024	3,919
5.083% due 02/25/2036 •	2,342	2,142
5.113% due 11/25/2035 •	7,821	7,456
NovaStar Mortgage Funding Trust
4.633% due 09/25/2037 •	26,455	24,563
4.713% due 03/25/2037 •	88,159	55,578
4.753% due 06/25/2036 •	1,218	874
4.793% due 01/25/2037 •	1,101	370
5.143% due 01/25/2036 •	11,300	10,304
5.188% due 01/25/2036 •	14,500	13,901
5.278% due 06/25/2034 •	289	283
5.338% due 01/25/2036 •	3,000	2,495
5.368% due 10/25/2035 •	10,291	9,920
5.623% due 06/25/2035 •	21,000	20,782
Option One Mortgage Loan Trust
4.573% due 03/25/2037 •	421	407
4.583% due 07/25/2037 •	3,609	2,287
4.593% due 01/25/2037 •	27,510	16,895
4.593% due 03/25/2037 •	54,530	33,560
4.603% due 03/25/2037 •	37,512	18,500
4.623% due 05/25/2037 •	6,129	3,228
4.633% due 04/25/2037 •	20,725	11,592
4.633% due 07/25/2037 •	4,238	2,686
4.643% due 07/25/2037 •	875	762
4.653% due 07/25/2036 •	7,712	4,438
4.673% due 04/25/2037 •	103,055	69,964
4.673% due 05/25/2037 •	94,594	56,144
4.693% due 04/25/2037 •	6,736	3,554
4.703% due 03/25/2037 •	4,630	2,283
4.733% due 02/25/2037 •	29,433	15,401
4.753% due 05/25/2037 •	7,009	3,692
4.763% due 04/25/2037 •	2,920	1,660
5.023% due 01/25/2036 •	54,206	41,300
5.053% due 01/25/2036 •	824	820
5.248% due 05/25/2034 •	1,879	1,888
5.323% due 05/25/2035 •	3,941	3,254
5.353% due 01/25/2034 •	9,393	8,840
5.878% due 11/25/2034 •	13	13
Option One Mortgage Loan Trust Asset-Backed Certificates
5.083% due 12/25/2035 •	2,625	2,525
5.113% due 12/25/2035 •	8,709	7,443
5.143% due 11/25/2035 •	9,410	8,961
5.188% due 11/25/2035 •	5,889	4,928
5.308% due 10/25/2032 •	1,453	1,565
Ownit Mortgage Loan Trust
3.130% due 10/25/2035 þ	6,260	3,425
4.733% due 10/25/2037 •	9,228	9,642
4.753% due 07/25/2037 •	14,132	12,382
4.948% due 03/25/2037 •	9,226	9,094
4.973% due 07/25/2037 •	6,555	5,746
5.128% due 06/25/2036 •	5,002	4,078
5.353% due 10/25/2036 •	2,590	2,459
5.473% due 03/25/2036 •	3,356	2,885
Park Place Securities, Inc. 5.398% due 09/25/2035 •	4,000	3,622
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.173% due 05/25/2035 •	6,134	6,042
5.188% due 08/25/2035 •	57	55
5.188% due 09/25/2035 •	1,766	1,718
5.233% due 08/25/2035 •	4,000	3,636
5.278% due 07/25/2035 •	17,000	16,126
5.383% due 05/25/2035 •	22,971	21,303
5.428% due 07/25/2035 •	21,655	18,081
5.458% due 06/25/2035 •	12,533	11,935
5.488% due 05/25/2035 •	4,784	3,782
5.503% due 10/25/2034 •	2,935	2,888
5.503% due 06/25/2035 •	4,641	3,888
5.623% due 03/25/2035 •	17,052	15,722
5.773% due 01/25/2036 •	6,000	5,667
6.028% due 02/25/2035 •	13,843	13,546
6.178% due 02/25/2035 •	3,247	2,929
6.223% due 10/25/2034 •	17,186	16,259
6.253% due 09/25/2034 •	2,610	2,478
6.253% due 12/25/2034 •	15,956	15,769
6.328% due 10/25/2034 •	3,846	3,355
6.328% due 12/25/2034 •	8,426	7,827

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

6.553% due 09/25/2034 •	3,062	2,596
People's Choice Home Loan Securities Trust 6.178% due 10/25/2034 •	4,024	3,567
People's Financial Realty Mortgage Securities Trust
4.583% due 09/25/2036 •	28,007	5,200
4.593% due 09/25/2036 •	25,075	6,209
Popular ABS Mortgage Pass-Through Trust
4.763% due 06/25/2047 •	8,554	7,873
4.948% due 07/25/2036 •	1,966	1,842
4.993% due 05/25/2036 •	2,668	2,507
5.323% due 02/25/2036 •	1,263	1,179
5.917% due 04/25/2035 þ	3,143	3,081
RAAC Trust
4.953% due 02/25/2037 •	2,684	2,605
5.153% due 11/25/2046 •	1,007	908
5.213% due 10/25/2046 •	5,587	5,396
5.428% due 02/25/2046 •	19,510	18,906
6.103% due 05/25/2039 •	1,374	1,408
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	26,362	26,247
6.025% due 02/25/2044 ~	12,731	12,792
6.141% due 04/25/2044 ~	65,326	65,739
6.147% due 06/25/2044 þ	71,521	72,122
Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •	585	536
5.512% due 04/25/2037 þ	6,555	1,603
5.580% due 11/25/2036 þ	12,329	4,083
5.612% due 04/25/2037 þ	853	212
5.675% due 06/25/2037 þ	3,891	933
5.731% due 11/25/2036 þ	548	186
5.744% due 06/25/2037 þ	137,503	33,402
5.761% due 04/25/2037 þ	2,781	711
5.797% due 08/25/2036 þ	662	242
5.812% due 11/25/2036 þ	9,025	3,113
5.879% due 06/25/2037 þ	8,523	2,121
5.893% due 06/25/2037 þ	6,639	1,656
5.906% due 06/25/2037 þ	23,928	5,984
6.011% due 05/25/2036 þ	9,006	4,119
6.115% due 08/25/2036 þ	17,329	6,671
6.120% due 11/25/2036 þ	683	248
6.203% due 06/25/2037 þ	38,172	10,184
7.750% due 09/25/2037 þ	29,365	11,722
Residential Asset Mortgage Products Trust
4.798% due 12/25/2036 •	15,000	13,861
4.893% due 12/25/2035 •	16,887	15,183
4.993% due 02/25/2036 •	1,298	1,244
5.053% due 02/25/2036 •	675	673
5.098% due 02/25/2036 •	2,205	2,122
5.153% due 12/25/2035 •	20,446	18,051
5.203% due 04/25/2034 •	2,669	2,650
5.323% due 04/25/2034 •	1,415	1,418
5.323% due 10/25/2035 •	11,246	10,810
5.338% due 11/25/2035 •	7,000	6,582
5.398% due 09/25/2035 •	10,187	9,942
5.398% due 10/25/2035 •	700	603
5.503% due 08/25/2035 •	1,600	1,573
5.518% due 07/25/2035 •	6,265	6,167
6.028% due 04/25/2034 •	1,662	1,624
6.133% due 08/25/2035 •	12,534	11,486
6.433% due 04/25/2034 •	2,821	2,856
Residential Asset Securities Corp. Trust
4.673% due 02/25/2037 •	5,760	5,546
4.693% due 10/25/2036 •	18,751	18,330
4.703% due 11/25/2036 •	62,225	55,177
4.733% due 07/25/2036 •	16,990	16,419
4.733% due 09/25/2036 •	1,218	1,196
4.793% due 11/25/2036 •	7,211	6,643
4.873% due 04/25/2037 •	6,409	6,205
4.893% due 01/25/2037 •	4,354	4,146
4.963% due 04/25/2036 •	23,954	21,684
4.973% due 07/25/2036 •	10,233	8,964
4.993% due 07/25/2036 •	9,517	8,210
5.013% due 04/25/2036 •	3,417	3,403
5.053% due 02/25/2036 •	3,942	3,903
5.068% due 11/25/2035 •	15,136	14,329
5.113% due 10/25/2035 •	9,403	9,059
5.133% due 04/25/2037 •	32,138	30,782
5.133% due 05/25/2037 •	646	640
5.158% due 09/25/2035 •	7,103	6,729
5.158% due 11/25/2035 •	267	259
5.173% due 01/25/2036 •	1,858	1,827
5.229% due 04/25/2034 •	885	870
5.293% due 09/25/2034 •	511	499
5.323% due 11/25/2035 •	10,475	8,976
5.338% due 12/25/2035 •	1,516	1,353
5.353% due 11/25/2035 •	7,012	6,840

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.413% due 08/25/2035 •	4,180	4,134
5.488% due 08/25/2035 •	4,230	4,098
5.698% due 03/25/2035 •	530	518
5.800% due 12/25/2034 •	155	154
5.980% due 09/25/2034 ~	895	809
6.178% due 11/25/2034 •	131	131
6.178% due 08/25/2035 •	4,551	4,335
6.253% due 04/25/2035 •	1,982	1,913
6.285% due 01/25/2034 •	2,163	2,162
6.403% due 11/25/2034 •	802	808
6.928% due 11/25/2034 •	1,948	1,944
Saxon Asset Securities Trust
0.454% due 05/25/2035 •	1,658	1,302
1.079% due 11/25/2035 •	12,994	9,657
4.008% due 12/25/2033 •	1,395	1,358
4.633% due 05/25/2037 •	22,744	16,053
4.763% due 09/25/2037 •	8,520	8,107
4.943% due 09/25/2047 •	4,148	3,558
5.128% due 11/25/2037 •	9,813	9,389
5.173% due 11/25/2037 •	4,873	4,024
5.248% due 03/25/2031 •	148	134
5.383% due 11/25/2037 •	5,415	4,336
5.428% due 12/26/2034 •	186	166
6.203% due 12/25/2037 •	4,977	4,244
9.328% due 12/26/2034 •	532	79
Securitized Asset-Backed Receivables LLC Trust
4.573% due 12/25/2036 •	448	96
4.653% due 07/25/2036 •	19,544	7,640
4.713% due 12/25/2036 •	6,365	5,813
4.733% due 07/25/2036 •	10,226	8,693
4.753% due 07/25/2036 •	19,496	7,621
4.753% due 09/25/2036 •	3,883	1,318
4.773% due 07/25/2036 •	5,054	1,753
4.773% due 12/25/2036 •	28,910	6,218
4.853% due 12/25/2036 •	66,869	23,996
4.933% due 07/25/2036 •	3,567	1,394
5.098% due 10/25/2035 •	3,386	2,697
5.128% due 01/25/2035 •	763	659
5.173% due 10/25/2035 •	963	817
SG Mortgage Securities Trust
4.593% due 10/25/2036 •	14,289	12,879
4.773% due 07/25/2036 •	8,503	1,772
4.913% due 07/25/2036 •	7,958	1,666
4.993% due 02/25/2036 •	1,202	595
5.158% due 10/25/2035 •	2,000	1,827
Soundview Home Loan Trust
4.018% due 04/25/2035 •	464	444
4.533% due 06/25/2037 •	3,913	2,582
4.603% due 06/25/2037 •	10,874	7,174
4.623% due 07/25/2037 •	1,370	1,193
4.623% due 08/25/2037 •	8,041	6,828
4.653% due 06/25/2037 •	126,618	86,256
4.663% due 06/25/2037 •	16,031	10,576
4.673% due 01/25/2037 •	598	430
4.673% due 02/25/2037 •	182	49
4.733% due 06/25/2037 •	4,791	3,161
4.753% due 03/25/2037 •	8,569	8,063
4.773% due 01/25/2037 •	30,198	21,710
4.793% due 11/25/2036 •	60,152	16,495
4.858% due 12/25/2036 •	9,514	9,362
4.913% due 06/25/2036 •	4,688	4,468
4.918% due 02/25/2036 •	11,455	10,593
4.918% due 06/25/2036 •	1,209	1,051
4.933% due 07/25/2036 •	9,418	8,431
4.933% due 01/25/2037 •	13,142	9,449
4.953% due 10/25/2036 •	21,034	20,014
4.953% due 11/25/2036 •	6,743	6,279
4.971% due 03/25/2036 •	987	854
5.008% due 03/25/2036 •	14,893	14,511
5.053% due 01/25/2037 •	17,073	16,342
5.143% due 12/25/2035 •	7,881	7,198
5.193% due 02/25/2037 •	19,434	5,325
5.203% due 06/25/2035 •	17,750	15,767
5.203% due 03/25/2036 •	338	333
5.308% due 01/25/2035 •	107	87
5.353% due 10/25/2037 •	1,805	1,434
5.428% due 08/25/2035 •	8,802	6,432
5.428% due 11/25/2035 •	3,946	3,855
5.488% due 05/25/2035 •	3,819	3,789
5.533% due 07/25/2035 •	1,360	1,349
5.753% due 11/25/2033 •	72	74
Structured Asset Investment Loan Trust
4.713% due 07/25/2036 •	28,565	20,661
4.733% due 06/25/2036 •	9,632	9,365
4.753% due 07/25/2036 •	457	448
4.798% due 07/25/2036 •	31,714	18,214

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.053% due 01/25/2036 •	220	215
5.068% due 01/25/2036 •	42,940	34,167
5.073% due 01/25/2036 •	30,877	28,599
5.083% due 11/25/2035 •	10,104	9,836
5.173% due 04/25/2033 •	153	159
5.173% due 04/25/2035 •	452	446
5.173% due 07/25/2035 •	9,029	8,574
5.173% due 10/25/2035 •	17,687	17,153
5.188% due 09/25/2035 •	19,778	17,500
5.203% due 07/25/2035 •	1,097	1,033
5.218% due 08/25/2035 •	12,756	12,334
5.233% due 02/25/2035 •	5,402	5,293
5.233% due 03/25/2035 •	7,095	6,711
5.278% due 05/25/2034 •	260	249
5.353% due 04/25/2035 •	17,440	16,157
5.383% due 09/25/2034 •	375	327
5.383% due 06/25/2035 •	1,483	1,416
5.403% due 07/25/2033 •	645	624
5.403% due 08/25/2033 •	3,058	2,935
5.428% due 01/25/2035 •	4,200	3,851
5.428% due 05/25/2035 •	25,492	22,787
5.533% due 05/25/2035 •	1,271	836
5.578% due 07/25/2033 •	472	475
5.728% due 11/25/2034 •	5,203	5,327
5.728% due 12/25/2034 •	512	490
5.953% due 11/25/2034 •	2,081	2,213
6.178% due 10/25/2034 •	2,171	2,293
6.178% due 11/25/2034 •	1,948	2,038
6.778% due 11/25/2034 •	96	103
7.078% due 08/25/2033 •	1	1
7.228% due 10/25/2033 •	102	113
7.453% due 06/25/2033 •	83	79
7.453% due 11/25/2034 •	2,222	2,334
7.603% due 08/25/2033 •	1,046	960
Structured Asset Securities Corp.
4.475% due 02/25/2035 •	6,307	6,518
4.993% due 05/25/2031 •	2,890	2,094
5.158% due 02/25/2035 •	3,994	4,005
5.203% due 02/25/2035 •	2,425	2,204
6.832% due 05/25/2031 ~	5,109	3,839
Structured Asset Securities Corp. Mortgage Loan Trust
3.407% due 11/25/2037 •	5,750	5,162
4.593% due 08/25/2046 •	16,266	15,290
4.603% due 09/25/2036 •	4,793	4,615
4.613% due 03/25/2036 •	10,127	9,716
4.613% due 04/25/2036 •	3,940	3,902
4.613% due 01/25/2037 •	14,493	13,807
4.673% due 10/25/2037 •	34,076	21,064
4.683% due 01/25/2037 •	35,755	20,214
4.683% due 05/25/2047 •	1,497	1,445
4.693% due 01/25/2037 •	4,620	4,341
4.713% due 05/25/2036 •	7,821	7,593
4.723% due 04/25/2036 •	5,144	5,023
4.723% due 07/25/2036 •	15	15
4.753% due 03/25/2037 •	16,431	10,753
4.763% due 08/25/2046 •	3,286	2,936
4.813% due 03/25/2037 •	3,521	1,315
4.873% due 02/25/2037 •	3,048	2,968
4.888% due 07/25/2036 •	47,828	46,618
4.888% due 09/25/2036 •	50,821	48,785
4.953% due 03/25/2037 •	15,308	5,720
4.978% due 07/25/2036 •	2,606	2,519
5.023% due 10/25/2036 •	3,394	3,340
5.053% due 01/25/2037 •	12,314	9,886
5.053% due 03/25/2037 •	5,271	1,971
5.073% due 05/25/2036 •	18,413	17,770
5.073% due 02/25/2037 •	1,769	1,711
5.083% due 05/25/2035 •	11	11
5.128% due 04/25/2035 •	4,695	4,496
5.128% due 06/25/2035 •	3,048	2,952
5.158% due 02/25/2036 •	11,137	11,073
5.248% due 02/25/2036 •	4,889	4,794
5.353% due 05/25/2035 •	447	442
5.398% due 05/25/2035 •	115	113
5.428% due 05/25/2035 •	7,853	7,572
5.443% due 05/25/2035 •	444	425
5.458% due 11/25/2035 •	1,099	1,091
5.503% due 05/25/2035 •	677	615
5.553% due 10/25/2037 •	89,207	38,477
5.623% due 02/25/2035 •	234	212
6.103% due 05/25/2035 •	35	34
6.453% due 08/25/2037 •	930	926
6.553% due 11/25/2035 •	3,000	2,918
7.078% due 11/25/2035 •	3,197	3,087
7.828% due 08/25/2037 •	22,510	20,569

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

StructuredAsset Securities Corp. Mortgage Pass-Through Certificates 5.278% due 01/25/2035 •	988	1,017
Structured Asset Securities Corp. Trust 5.143% due 09/25/2035 •	7,469	7,040
Terwin Mortgage Trust
3.942% due 09/25/2036 •	9,684	3,989
4.793% due 07/25/2037 •	1,641	1,585
4.993% due 07/25/2037 •	4,960	4,332
5.073% due 04/25/2037 •	13,498	13,031
5.428% due 07/25/2035 •	6,076	4,780
5.578% due 04/25/2036 •	663	662
5.653% due 04/25/2036 •	1,857	1,823
6.703% due 10/25/2038 •	855	849
Towd Point Mortgage Trust
5.848% due 01/25/2064 ~	36,487	36,624
6.125% due 02/25/2064 ~	23,058	23,245
6.290% due 05/25/2064 ~	69,787	70,451
Truman Capital Mortgage Loan Trust 4.973% due 03/25/2036 •	5	5
Wachovia Mortgage Loan Trust LLC 5.143% due 10/25/2035 •	2,767	2,486
WaMu Asset-Backed Certificates WaMu Trust
4.563% due 04/25/2037 •	42	15
4.623% due 07/25/2047 •	11,314	6,472
4.678% due 05/25/2037 •	27,605	25,411
4.693% due 05/25/2037 •	17,677	15,294
4.703% due 05/25/2037 •	13,740	11,890
4.753% due 01/25/2037 •	28,750	24,296
Washington Mutual Asset-Backed Certificates Trust
3.952% due 10/25/2036 •	11,976	4,188
4.753% due 05/25/2036 •	8,794	6,821
4.933% due 08/25/2036 •	8,216	5,111
Wells Fargo Home Equity Asset-Backed Securities Trust
4.743% due 07/25/2036 •	2,696	2,678
4.773% due 07/25/2036 •	6,795	6,634
4.913% due 04/25/2037 •	6,454	6,303
4.963% due 05/25/2036 •	4,000	3,968
5.008% due 05/25/2036 •	3,440	3,243
5.053% due 04/25/2037 •	5,000	3,562
6.178% due 11/25/2035 •	303	302
7.003% due 11/25/2035 •	12,883	12,231

		8,400,914

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.673% due 01/25/2037 •	9,321	5,167
4.773% due 01/25/2037 •	52,317	29,009
4.893% due 01/25/2037 •	31,258	17,333
Countrywide Asset-Backed Certificates Trust 5.989% due 10/25/2046 ~	5	5
Credit-Based Asset Servicing & Securitization LLC 3.209% due 12/25/2035 þ	9,345	9,107
Credit-Based Asset Servicing & Securitization Trust 3.176% due 01/25/2037 þ	26,642	7,458
Finance of America Structured Securities Trust 4.000% due 10/01/2034 ~	58,621	57,977
JP Morgan Mortgage Acquisition Trust
4.006% due 07/25/2036 •	3,096	3,051
4.075% due 11/25/2036 •	3,715	3,289
4.196% due 03/25/2047 •	98	62
4.314% due 10/25/2030 þ	3,102	1,528
4.314% due 01/25/2037 þ	532	262
Morgan Stanley Mortgage Loan Trust
4.913% due 02/25/2037 •	2,780	567
5.173% due 04/25/2037 •	7,421	2,008
New Century Home Equity Loan Trust 4.866% due 11/25/2033 ~	6	6
Saxon Asset Securities Trust 4.933% due 10/25/2046 •	2,734	2,337
Structured Asset Investment Loan Trust
4.973% due 05/25/2036 •	14,148	5,550
5.053% due 03/25/2036 •	10,000	4,970
Structured Asset Securities Corp. Mortgage Loan Trust
4.693% due 01/25/2037 •	15,335	9,347
5.053% due 12/25/2035 •	10,753	9,513
5.073% due 12/25/2036 •	38,715	22,432
6.553% due 08/25/2037 •	7,000	6,886
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.450% due 02/25/2032	47	13

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

WellsFargo Home Equity Asset-Backed Securities Trust 4.873% due 03/25/2037 •	480	475

		198,352

MANUFACT HOUSE ABS OTHER 0.0%
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	4,712	4,687
BankAmerica Manufactured Housing Contract Trust 7.221% due 12/10/2025 ~	5,000	590
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~	168	168
7.935% due 12/15/2030 ~	2,274	2,298
Conseco Finance Corp. 7.220% due 03/15/2028 ~	598	601
Conseco Finance Securitizations Corp. 8.060% due 09/01/2029 ~	7,260	1,121
Greenpoint Manufactured Housing 8.573% due 06/08/2031 •	4,358	4,268

		13,733

MANUFACT HOUSE SEQUENTIAL 0.1%
Bombardier Capital Mortgage Securitization Corp.
6.975% due 12/15/2029 ~	8,918	708
7.180% due 12/15/2029 ~	22,628	1,851
7.575% due 06/15/2030 ~	16,139	1,347
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	5,592	5,619
Conseco Finance Corp.
6.440% due 12/01/2030	1,587	1,593
7.860% due 03/01/2030 ~	11,253	3,387
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	50,162	14,631
7.490% due 07/01/2031 þ	8,954	9,058
7.770% due 09/01/2031 þ	4,178	4,227
7.960% due 05/01/2031	21,173	4,637
7.970% due 05/01/2032	7,164	1,076
8.200% due 05/01/2031	29,477	6,648
8.260% due 12/01/2030 ~	74,286	14,430
8.310% due 05/01/2032 ~	40,754	6,379
8.850% due 12/01/2030 ~	1,831	261
Mid-State Trust 4.864% due 07/15/2038	189	188
Newcastle Investment Trust 8.114% due 05/01/2033 ~	34,049	33,269
Oakwood Mortgage Investors, Inc. 7.945% due 03/15/2049	2,929	457

		109,766

WHOLE LOAN COLLATERAL 0.6%
BCAP LLC Trust 1.935% due 12/27/2049	82	32
Bear Stearns Asset-Backed Securities Trust
4.476% due 10/25/2036 ~	44	24
5.253% due 09/25/2046 •	2,116	1,989
5.500% due 08/25/2036	129	128
5.875% due 07/25/2036 •	575	499
6.000% due 08/25/2036	2,057	2,000
6.500% due 08/25/2036	3,103	968
6.703% due 04/25/2036 •	5,926	6,097
Citigroup Mortgage Loan Trust
4.271% due 05/25/2036 þ	11,132	4,012
4.520% due 03/25/2036 þ	1,789	838
4.853% due 11/25/2046 •	8,794	8,574
4.873% due 06/25/2037 •	6,302	5,627
4.903% due 10/25/2036 •	1,763	1,760
4.903% due 01/25/2037 •	2,500	2,365
5.128% due 03/25/2037 •	21,824	21,691
5.153% due 11/25/2046 •	12,375	10,308
5.749% due 08/25/2035 þ	14	13
5.830% due 11/25/2034 þ	2,447	2,442
5.953% due 07/25/2037 •	8,380	8,057
First Franklin Mortgage Loan Trust
4.296% due 04/25/2035 •	2,836	2,738
4.533% due 03/25/2036 •	17,526	16,688
4.558% due 09/25/2036 •	5,537	5,252
4.568% due 07/25/2036 •	234	226
4.573% due 11/25/2036 •	13,557	12,651
4.603% due 12/25/2036 •	7,341	6,160
4.613% due 11/25/2036 •	162	161
4.733% due 12/25/2036 •	4,861	1,974
4.753% due 05/25/2036 •	1,250	1,216
4.753% due 08/25/2036 •	21,260	20,204

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.763% due 09/25/2036 •	27,651	26,238
4.763% due 11/25/2036 •	3,900	3,213
4.773% due 12/25/2037 •	13,561	12,211
4.833% due 02/25/2036 •	11,306	10,556
4.873% due 12/25/2037 •	11,222	10,108
4.888% due 04/25/2036 •	9,023	8,365
4.893% due 01/25/2038 •	272	140
4.913% due 07/25/2036 •	15,016	14,605
5.023% due 02/25/2036 •	22,712	21,182
5.033% due 02/25/2036 •	1,366	1,359
5.113% due 01/25/2036 •	475	472
5.158% due 11/25/2036 •	6,709	6,452
5.173% due 11/25/2035 •	17,501	16,052
5.233% due 09/25/2035 •	1,544	1,537
5.233% due 06/25/2036 •	8,529	8,259
5.263% due 10/25/2035 •	6,409	7,186
5.278% due 05/25/2034 •	2,051	2,009
5.353% due 07/25/2035 •	4,720	4,643
5.398% due 09/25/2035 •	10,120	9,154
5.403% due 07/25/2033 •	2,633	2,724
5.428% due 05/25/2035 •	16,241	15,711
5.458% due 09/25/2035 •	30,600	29,025
5.578% due 12/25/2034 •	456	485
5.638% due 12/25/2034 •	2,042	2,022
5.728% due 07/25/2034 •	2,677	2,645
5.878% due 10/25/2034 •	814	813
5.953% due 03/25/2034 •	211	200
6.163% due 05/25/2034 •	61	58
6.253% due 09/25/2034 •	581	611
6.328% due 07/25/2034 •	1,184	1,179
6.928% due 03/25/2034 •	1,403	1,281
GSAMP Trust 3.446% due 11/25/2034 •	1,413	1,332
IndyMac INDB Mortgage Loan Trust 4.773% due 07/25/2036 •	26,259	8,399
Lehman XS Trust
4.253% due 05/25/2037 þ	50	49
4.623% due 02/25/2037 •	17,862	13,530
4.633% due 02/25/2037 •	11,299	10,165
4.773% due 05/25/2036 •	12,712	10,771
4.913% due 02/25/2037 •	7,148	5,613
4.967% due 01/25/2036 þ	4,567	3,937
5.013% due 05/25/2036 •	2,449	2,467
5.203% due 10/25/2035 •	370	399
6.640% due 04/25/2036 þ	8,006	7,737
6.667% due 11/25/2035 •	3,280	2,138
PRET LLC
3.721% due 07/25/2051 þ	352	352
5.487% due 10/25/2051 þ	23,952	23,969
5.851% due 12/25/2054 «þ	45,700	45,627
5.926% due 10/25/2054 þ	27,950	27,832
5.963% due 09/25/2054 þ	27,838	27,623
6.996% due 07/25/2054 þ	29,354	29,503
7.125% due 04/25/2054 þ	60,657	60,874
7.143% due 01/25/2054 þ	18,306	18,490
7.143% due 03/25/2054 þ	34,322	34,464
PRPM LLC 5.487% due 11/25/2026 þ	13,859	13,873
RAAC Trust
5.053% due 09/25/2045 •	1,919	1,875
5.953% due 09/25/2047 •	6,395	6,183
Residential Asset Mortgage Products Trust
4.803% due 08/25/2036 •	16,463	16,164
4.803% due 10/25/2036 •	1,904	1,832
4.843% due 02/25/2037 •	13,613	12,711
4.978% due 07/25/2036 •	7,953	7,633
5.005% due 12/25/2034 •	566	501
5.164% due 10/25/2033 •	1,561	1,547
5.233% due 07/25/2035 •	71	71
5.263% due 07/25/2035 •	6,500	6,323
5.311% due 04/25/2034 •	4,532	4,060
5.323% due 02/25/2034 •	325	325
5.325% due 12/25/2034 þ	215	190
5.473% due 03/25/2035 •	2,182	2,180
5.473% due 06/25/2035 •	3,460	3,444
5.492% due 01/25/2035 þ	433	337
5.533% due 03/25/2035 •	7,313	7,232
5.539% due 08/25/2034 •	1,481	1,473
5.548% due 05/25/2035 •	4,750	4,782
5.578% due 06/25/2035 •	2,100	2,032
5.608% due 02/25/2035 •	6,427	6,330
5.653% due 01/25/2035 •	3,946	3,755
5.670% due 10/25/2034 þ	428	419
5.728% due 02/25/2035 •	465	390
6.358% due 02/25/2034 •	370	321

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

SecuritizedAsset-Backed Receivables LLC Trust
4.613% due 08/25/2036 •		6,390	2,049
4.613% due 11/25/2036 •		138	39
4.733% due 08/25/2036 •		35,722	14,548
4.773% due 09/25/2036 •		18,000	12,435
4.773% due 10/25/2036 •		63,016	20,845
4.773% due 11/25/2036 •		7,225	2,020
4.793% due 08/25/2036 •		33,333	10,689
4.953% due 05/25/2036 •		6,464	3,301
5.033% due 12/25/2035 •		1,685	1,637
5.053% due 11/25/2035 •		25,732	21,211
5.053% due 12/25/2035 •		13,204	10,012
5.413% due 01/25/2036 •		528	486
Specialty Underwriting & Residential Finance Trust
4.055% due 06/25/2037 •		3,453	1,711
4.723% due 04/25/2037 •		2,201	1,583
4.733% due 09/25/2037 •		18,977	17,321
4.733% due 11/25/2037 •		5,522	4,301
4.753% due 06/25/2037 •		1,606	921
4.873% due 11/25/2037 •		9,033	4,981
4.933% due 03/25/2037 •		27,894	12,928
4.933% due 09/25/2037 •		14,956	5,161
5.623% due 12/25/2035 •		4,840	4,736

			959,358

OTHER ABS 9.7%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		38,400	38,528
5.946% due 07/15/2034 •		26,050	26,137
6.456% due 01/15/2034 •		64,500	64,649
522 Funding CLO Ltd.
5.758% due 10/23/2034 •		25,550	25,594
5.959% due 04/20/2030 •		562	563
Academic Loan Funding Trust 5.483% due 12/26/2044 •		1,288	1,260
ACHV ABS Trust
5.010% due 12/26/2031		4,025	4,028
5.070% due 10/27/2031		12,382	12,417
5.900% due 04/25/2031		1,600	1,615
Affirm Asset Securitization Trust 5.220% due 12/17/2029		40,200	40,265
AGL CLO Ltd. 6.079% due 07/20/2034 •		22,700	22,738
AIMCO CLO 5.897% due 10/17/2034 •		52,800	52,983
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~		4,987	4,423
4.919% due 09/23/2037 •		9,937	9,216
4.929% due 12/23/2036 •		2,187	2,159
4.939% due 09/23/2036 •		6,920	6,591
4.959% due 06/23/2036 •		11,152	10,818
4.999% due 09/23/2037 •		2,255	1,821
5.049% due 06/23/2036 •		27,500	23,925
5.049% due 12/23/2036 •		7,500	6,375
5.069% due 12/23/2035 •		20,821	19,884
5.099% due 09/23/2036 •		12,000	10,110
5.199% due 03/23/2035 •		5,000	4,463
5.238% due 07/15/2037 •		5,754	5,581
5.249% due 12/23/2034 •		4,560	4,435
5.318% due 07/15/2037 •		27,000	22,613
5.349% due 09/23/2038 •		41,010	39,062
5.549% due 09/23/2038 •		10,000	8,900
5.551% due 07/30/2034 •		7,000	6,440
5.668% due 05/01/2034 •		2,176	2,128
Allegro CLO Ltd.
5.867% due 01/19/2033 •		19,800	19,814
6.078% due 10/15/2034 •		7,369	7,380
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		35,200	35,200
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		19,700	19,700
5.756% due 10/15/2031 •		36,056	36,110
6.072% due 04/22/2034 •		31,800	31,873
6.317% due 04/20/2037 •		136,100	137,076
Apex Credit CLO Ltd.
5.857% due 10/20/2031 •		12,220	12,242
6.417% due 04/20/2036 •		76,200	76,949
Apidos CLO
5.829% due 10/20/2030 •		1,534	1,535
6.138% due 04/15/2033 •		3,000	3,005
Arbour CLO DAC
4.126% due 12/15/2038 •	EUR	93,400	96,837
4.320% due 11/15/2037 •		54,500	56,486
4.353% due 05/15/2038 •		20,750	21,523
4.996% due 12/15/2038 •		3,200	3,323

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

AresCLO Ltd.
5.703% due 10/28/2034 •		$84,300	84,568
5.943% due 04/22/2031 •		10,413	10,435
Ares European CLO DAC 4.128% due 10/21/2034 •	EUR	53,300	55,336
Ascent Education Funding Trust 6.140% due 10/25/2050		$12,972	13,088
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		83,300	83,289
Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •		85,800	85,992
6.076% due 10/24/2031 •		21,669	21,678
Avoca Static CLO DAC
3.811% due 01/15/2035 •	EUR	39,100	40,493
4.541% due 01/15/2035 •		13,500	14,018
Bain Capital Credit CLO Ltd.
5.671% due 10/23/2034 •		$22,500	22,548
5.759% due 10/20/2034 •		66,800	66,942
5.857% due 07/19/2034 •		78,400	78,615
5.877% due 07/16/2034 •		39,400	39,507
6.127% due 07/16/2034 •		6,300	6,308
6.209% due 10/20/2034 •		12,400	12,447
Ballyrock CLO Ltd. 6.009% due 07/20/2034 •		14,100	14,120
Barings CLO Ltd. 6.044% due 01/18/2035 •		12,300	12,323
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •		27,200	27,241
Benefit Street Partners CLO Ltd.
5.967% due 04/20/2034 •		100,860	101,103
6.088% due 07/15/2034 •		2,500	2,504
BlueMountain CLO Ltd.
5.723% due 11/15/2030 •		12,707	12,735
5.816% due 10/25/2030 •		68,024	68,154
6.029% due 04/19/2034 •		7,000	7,010
Bryant Park Funding Ltd. 6.276% due 04/15/2037 •		43,000	43,354
Buckingham CDO Ltd.
7.930% due 04/05/2041 •		643,393	40,873
8.025% due 09/05/2051 •		990,065	12,848
Camber PLC 5.785% due 11/09/2053 •		198,149	20
Canyon CLO Ltd. 5.514% due 07/15/2034 •		4,400	4,400
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		37,500	37,683
Capital Street Master Trust
5.948% due 10/16/2028 •		129,300	129,427
6.198% due 10/16/2028 •		10,100	10,110
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		108,200	108,214
5.835% due 05/15/2031 •		6,019	6,033
5.837% due 07/20/2032 •		11,310	11,333
5.859% due 07/20/2031 •		7,184	7,197
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		24,431	24,476
CarVal CLO Ltd. 5.877% due 07/16/2031 •		52,121	52,242
Cathedral Lake Ltd. 6.099% due 01/20/2035 •		11,500	11,522
CBAM Ltd. 5.999% due 04/20/2032 •		21,849	21,886
CCG Receivables Trust 5.820% due 09/16/2030		2,447	2,467
CIFC Funding Ltd.
5.829% due 04/20/2030 •		7,230	7,243
5.894% due 10/18/2030 •		10,401	10,420
6.058% due 01/15/2035 •		30,000	30,053
6.058% due 07/15/2036 •		18,100	18,127
College Avenue Student Loans LLC
5.330% due 05/25/2055		38,313	38,138
5.820% due 05/25/2055		20,000	19,858
6.060% due 05/25/2055		16,500	16,361
6.219% due 06/25/2054 •		59,991	60,533
6.469% due 05/25/2055 •		40,162	41,092
6.500% due 06/25/2054		60,161	61,937
6.890% due 05/25/2055		4,400	4,357
7.330% due 06/25/2054		23,766	24,601
7.580% due 06/25/2054		17,110	17,740
8.210% due 06/25/2054		4,000	4,152
8.490% due 05/25/2055		5,600	5,562
10.120% due 06/25/2054		7,965	8,131
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	13,912
Commonbond Student Loan Trust 1.980% due 08/25/2050		$707	608

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

ConsumerLoan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		267,857	170,251
0.000% due 11/25/2054 «(h)		49,384	20,173
5.150% due 11/25/2054 «		159,336	159,564
5.350% due 11/25/2054 «		159,337	159,283
5.450% due 11/25/2054 «		41,033	41,021
5.750% due 11/25/2054 «		20,518	20,512
6.250% due 11/25/2053		387,908	391,306
6.400% due 11/25/2053		610,576	625,569
6.600% due 11/25/2054 «		26,481	26,472
6.950% due 11/25/2053		178,613	182,612
7.400% due 11/25/2053		178,613	182,876
8.750% due 11/25/2054 «		15,412	15,408
9.100% due 11/25/2053		104,164	106,527
9.350% due 11/25/2053		96,742	93,128
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		48,400	48,481
Crown Point CLO Ltd. 5.847% due 10/20/2031 •		34,349	34,401
Cumulus Static CLO DAC
4.223% due 11/15/2033 •	EUR	61,361	63,710
4.586% due 04/25/2033 •		98,371	101,898
CVC Cordatus Loan Fund DAC 3.869% due 07/21/2030 •		5,615	5,815
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		101,263	105,014
Davis Square Funding Ltd.
5.220% due 10/08/2040 •		$583,584	216,125
5.360% due 10/08/2040 •		44,806	11,860
5.540% due 10/08/2040 •		52,400	11,721
Dell Equipment Finance Trust 4.690% due 08/22/2030		70,900	71,045
Dewolf Park CLO Ltd. 5.838% due 10/15/2030 •		6,555	6,565
Diameter Capital CLO Ltd.
6.046% due 04/15/2037 •		2,900	2,900
6.266% due 04/15/2037 •		137,400	137,666
6.486% due 01/15/2037 •		92,200	93,017
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		3,500	3,272
DLLMT LLC 5.080% due 02/22/2027		44,200	44,385
Dryden CLO Ltd. 6.038% due 01/15/2031 •		2,888	2,893
Dryden Senior Loan Fund
5.687% due 04/20/2034 «•		2,000	2,000
5.767% due 10/19/2029 •		80,481	80,642
5.806% due 07/15/2030 •		58,555	58,673
5.898% due 04/15/2028 •		274	274
5.938% due 04/15/2029 •		5,401	5,411
Duke Funding High Grade Ltd.
5.100% due 08/02/2049 •		776,047	5,657
5.190% due 08/02/2049 •		285,269	2,158
5.304% due 08/02/2049 •		102,000	10
Education Funding Trust
3.557% due 02/01/2050		46,597	39,734
4.108% due 02/01/2050		13,355	13,300
4.714% due 02/01/2050		33,266	32,776
Elevation CLO Ltd.
5.467% due 07/25/2034 •(c)		72,500	72,500
5.926% due 01/25/2035 •		77,200	77,752
6.079% due 10/20/2034 •		12,000	12,020
6.226% due 01/25/2035 •		8,500	8,512
6.476% due 01/25/2035 •		13,400	13,435
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		41,081	41,208
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		1,241	1,243
Generate CLO Ltd. 6.447% due 10/20/2036 •		127,900	128,491
Goal Structured Solutions Trust 5.333% due 09/25/2041 •		5,444	5,390
GoldenTree Loan Management U.S. CLO Ltd.
5.785% due 04/24/2031 •		113,939	114,077
5.937% due 04/20/2035 •		6,500	6,514
6.287% due 01/20/2034 •		95,200	95,390
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •		52,864	52,891
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		8,476	8,444
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		16,400	16,534
GreenSky Home Improvement Trust
5.067% due 10/27/2025		609	609
5.150% due 10/27/2059		15,924	15,877
5.250% due 10/27/2059		7,500	7,516

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.550% due 06/25/2059		8,400	8,490
5.880% due 06/25/2059		27,454	27,613
Greywolf CLO Ltd.
6.183% due 04/22/2033 •		75,500	75,765
6.743% due 04/22/2033 •		32,300	32,301
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •	EUR	78,600	81,349
Hayfin Emerald CLO
3.975% due 11/17/2037 •		88,800	92,053
4.558% due 07/18/2038 •		69,000	71,576
4.826% due 01/25/2037 •		101,575	105,611
Hayfin Emerald CLO DAC 1.000% due 01/22/2039 •(c)		85,000	88,047
Henley CLO DAC 4.076% due 04/25/2034 •		35,700	36,938
Hildene TruPS Securitization Ltd. 6.535% due 05/22/2039 •		$2,464	2,458
Home Partners of America Trust
1.698% due 09/17/2041		7,109	6,090
1.901% due 12/17/2026		19,443	18,451
Hout Bay Corp.
4.422% due 07/05/2041 •		463,545	77,269
4.622% due 07/05/2041 •		34,165	32
4.752% due 07/05/2041 •		4,046	0
ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		75,900	75,900
5.917% due 04/17/2034 •		12,100	12,121
Indigo Credit Management DAC 4.004% due 07/15/2038 •	EUR	93,500	96,852
Invesco Euro CLO DAC 4.553% due 10/30/2038 •		70,200	72,696
Jamestown CLO Ltd.
5.583% due 07/25/2034 •		$83,300	83,301
5.896% due 07/25/2035 •		79,100	79,329
Jubilee CLO DAC 3.886% due 07/26/2030 •	EUR	7,211	7,474
Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 «•		$34,500	0
8.770% due 06/08/2042 •		245,455	25
8.950% due 06/08/2042 «•		44,531	0
9.100% due 06/08/2042 «•		60,401	0
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		10,383	10,058
KGS-Alpha SBA COOF Trust 1.040% due 04/25/2038 «~(a)		5,991	122
KKR CLO Ltd.
5.918% due 04/15/2031 •		3,444	3,447
6.087% due 02/09/2035 •		92,500	92,898
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		982	950
LCM Loan Income Fund Ltd. 5.909% due 04/20/2031 •		11,477	11,484
LCM Ltd.
5.897% due 07/20/2034 •		42,800	42,930
5.949% due 10/20/2029 •		20	20
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		1,597	1,595
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		5,358	5,262
Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,583
5.120% due 07/20/2032		2,005	2,010
5.530% due 06/21/2032		20,100	20,345
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		103,452	100,992
M&T Equipment Notes 4.990% due 08/18/2031		45,400	45,549
Madison Park Funding Ltd.
5.737% due 10/20/2029 •		6,556	6,567
5.812% due 10/18/2030 •		87,113	87,257
5.819% due 10/21/2030 •		36,204	36,223
5.849% due 07/27/2031 •		637	638
5.869% due 04/20/2032 •		30,072	30,152
5.882% due 10/22/2034 •		10,200	10,235
5.998% due 10/15/2032 •		13,000	13,027
Magnetite Ltd.
5.806% due 10/15/2031 •		35,899	35,971
6.087% due 01/25/2032 •		10,073	10,095
MAN Euro CLO DAC 4.929% due 10/15/2036 •	EUR	86,900	90,469
Marathon CLO Ltd.
5.856% due 04/15/2032 •		$57,189	57,285
5.997% due 01/20/2033 •		108,400	108,532
Marble Point CLO Ltd. 5.817% due 01/20/2032 •		7,397	7,407

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

MarletteFunding Trust
0.000% due 04/16/2029 «(h)		7	2
7.130% due 12/15/2033		27,695	28,124
Marzio Finance SRL 3.693% due 09/28/2049 •	EUR	3,844	3,993
Mercury CDO Ltd. 5.594% due 12/08/2040 •		$6,000	121
MMcapS Funding Ltd. 5.211% due 12/01/2035 •		9,100	8,440
Mountain View CLO LLC 5.949% due 01/16/2031 •		4,151	4,159
Mountain View ClO Ltd. 6.077% due 10/15/2034 •		76,700	76,818
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		45,900	46,081
Nassau Ltd.
6.068% due 07/15/2031 •		5,719	5,727
6.168% due 01/15/2030 •		296	296
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		61,425	11,886
Navient Private Education Loan Trust
2.460% due 11/15/2068		9,556	9,088
5.962% due 07/16/2040 •		12,711	12,747
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		18,100	16,393
1.690% due 05/15/2069		232	217
3.238% due 11/15/2045 ~		121,542	111,913
5.562% due 12/15/2059 •		4,437	4,442
Navient Student Loan Trust
5.733% due 12/27/2066 •		1,301	1,308
6.298% due 03/15/2072 •		75,362	75,885
7.230% due 03/15/2072		52,400	53,991
Nelnet Student Loan Trust
4.893% due 09/27/2066 •		1,312	1,312
6.640% due 02/20/2041		43,620	44,258
6.805% due 02/20/2041 •		44,983	45,070
Neuberger Berman CLO Ltd. 5.909% due 01/28/2030 •		27,932	27,996
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •		15,593	15,604
New Mountain CLO Ltd. 6.567% due 04/20/2036 •		5,000	5,021
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •		5,427	5,435
Northwoods Capital Ltd.
5.549% due 06/15/2031 •		47,834	47,930
5.766% due 11/13/2031 •		14,972	15,003
Ocean Trails CLO
5.946% due 07/15/2034 •		84,500	84,755
6.356% due 10/15/2034 •		7,750	7,783
OCP CLO Ltd. 5.897% due 01/15/2033 •		12,000	12,019
Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •		64,790	64,890
5.879% due 03/17/2030 •		7,549	7,561
OFSI BSL X Ltd. 5.824% due 04/20/2034 •		62,000	62,126
OneMain Financial Issuance Trust
1.750% due 09/14/2035		17,805	17,112
5.940% due 05/15/2034		2,730	2,750
6.098% due 09/15/2036 •		18,764	19,104
Oportun Issuance Trust
5.860% due 02/09/2032		20,241	20,292
6.334% due 04/08/2031		1,981	1,985
OZLM Ltd. 5.767% due 07/20/2030 •		11,272	11,287
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «~		8,513	7,218
5.065% due 03/15/2032		23,723	23,743
5.092% due 07/15/2032		32,300	32,329
5.162% due 04/15/2032 «		12,274	12,286
5.183% due 06/15/2032		38,400	38,433
5.331% due 01/15/2032		17,815	17,870
5.617% due 04/15/2032 «		9,493	9,506
5.637% due 07/15/2032		8,600	8,614
5.750% due 06/15/2032		19,500	19,513
5.823% due 04/15/2032 «		5,439	5,428
5.871% due 07/15/2032		7,900	7,904
5.992% due 06/15/2032		6,500	6,504
6.093% due 11/15/2031		8,617	8,707
6.117% due 12/15/2031		10,459	10,574
6.258% due 10/15/2031		21,929	22,071
6.261% due 04/15/2032 «		5,730	5,718
6.278% due 10/15/2031		9,329	9,432
6.319% due 08/15/2031		10,218	10,320
6.660% due 07/15/2031		2,694	2,728

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

7.128% due 06/16/2031		2,614	2,615
7.464% due 06/16/2031		14,996	15,069
7.600% due 12/16/2030		13,029	13,100
7.625% due 04/15/2031		17,850	17,922
7.656% due 05/15/2030		3,234	3,249
8.050% due 03/15/2030 ~		2,140	2,153
8.462% due 12/16/2030 ~		4,198	4,233
8.954% due 07/15/2030 ~		2,505	2,524
9.099% due 04/15/2031		4,700	4,799
10.273% due 04/15/2032 «		7,053	7,028
Palmer Square CLO Ltd.
5.909% due 10/17/2031 •		6,376	6,381
5.937% due 04/20/2035 •		15,600	15,646
Palmer Square European Loan Funding DAC
3.690% due 05/15/2034 •	EUR	66,700	69,092
3.881% due 05/15/2033 •		85,760	88,800
4.164% due 01/15/2033 •		23,184	24,084
4.273% due 08/15/2033 •		73,055	75,852
4.338% due 05/15/2034 •		125,800	130,277
4.561% due 05/15/2033 •		1,000	1,036
Performer Funding PLC
0.000% due 06/21/2035 (h)	GBP	81	0
0.010% due 06/21/2035		164,310	96,175
6.703% due 06/21/2035 ~		185,225	231,418
7.703% due 06/21/2035 ~		129,635	163,335
8.703% due 06/21/2035 ~		86,490	110,778
10.203% due 06/21/2035 ~		37,025	47,334
12.203% due 06/21/2035 ~		55,585	71,044
Pikes Peak CLO
5.852% due 10/11/2034 •		$45,000	45,122
5.866% due 07/15/2034 •		46,500	46,626
Progress Residential Trust
2.013% due 11/17/2040		6,051	5,419
2.709% due 02/17/2041		10,606	9,645
Project Panama SPV LLC 0.000% due 12/20/2054 «~		174,657	174,802
Providus CLO DAC 4.344% due 10/15/2038 •	EUR	69,000	71,564
Rad CLO Ltd.
5.856% due 04/25/2032 •		$34,283	34,359
6.216% due 01/25/2033 •		95,600	95,782
Reach ABS Trust
5.880% due 07/15/2031		8,994	9,041
6.300% due 02/18/2031		4,354	4,382
Regatta Funding Ltd.
5.826% due 10/25/2031 •		85,616	85,766
5.856% due 01/15/2033 •		80,150	80,400
5.937% due 04/20/2035 •		24,100	24,144
Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,747
5.830% due 07/15/2036		10,500	10,720
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	29,600	30,679
Romark CLO Ltd. 5.918% due 10/23/2030 •		$1,756	1,759
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		72,100	72,360
Sierra Madre Funding Ltd. 4.997% due 09/07/2039 •		20,536	12,744
SLM Private Credit Student Loan Trust 4.890% due 12/15/2039 •		273	266
SLM Student Loan Trust
3.486% due 10/25/2039 •	EUR	3,955	3,851
5.483% due 03/25/2026 •		$19,834	19,720
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		4,482	5,876
0.000% due 09/15/2053 (h)		3	1,347
0.000% due 02/16/2055 «(h)		34	33,357
0.000% due 10/16/2056 «(h)		13	6,741
0.000% due 10/15/2058 «(h)		23	6,318
3.940% due 02/16/2055		222,507	213,105
4.550% due 02/16/2055		87,824	83,797
4.950% due 02/16/2055		24,146	23,017
4.990% due 10/16/2056		258,843	256,460
5.060% due 03/16/2054		36,484	36,189
5.090% due 10/16/2056		12,650	12,589
5.240% due 03/15/2056		2,521	2,516
5.303% due 09/15/2054 •		3,136	3,123
5.370% due 10/15/2058		113,855	113,606
5.380% due 07/15/2053		112,368	112,579
5.500% due 06/17/2052		47,418	47,764
5.550% due 03/15/2052		55,116	55,628
5.670% due 11/15/2052		2,019	2,048
5.698% due 06/17/2052 •		11,676	11,722
5.698% due 07/15/2053 •		124,516	125,396
5.770% due 10/16/2056		128,108	128,067

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.898% due 03/15/2052 •		55,116	55,219
5.948% due 10/16/2056 •		13,225	13,343
5.950% due 02/16/2055		30,993	29,855
6.048% due 02/16/2055 •		219,575	222,654
6.048% due 03/15/2056 •		9,452	9,652
6.150% due 09/15/2053		79,708	82,031
6.150% due 10/15/2058		38,396	38,519
6.248% due 09/15/2053 •		129,396	132,254
6.250% due 03/15/2052		11,819	12,002
6.360% due 10/16/2056		19,950	19,992
6.398% due 10/16/2056 •		394,919	405,506
6.398% due 10/15/2058 •		174,579	178,228
6.448% due 05/16/2050 •		6,535	6,647
6.500% due 03/15/2052		4,315	4,375
6.580% due 10/15/2058		11,961	12,067
6.930% due 09/15/2053		43,966	46,001
7.230% due 10/15/2058		35,988	35,943
7.540% due 09/15/2053		8,999	9,391
7.560% due 10/16/2056		64,173	64,310
8.290% due 03/15/2052		4,600	4,677
8.870% due 09/15/2053		18,543	19,589
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		1,000	20,684
1.170% due 02/15/2046		153,914	141,280
2.550% due 02/15/2046		54,100	43,999
3.712% due 06/15/2050 ~		110,613	103,676
4.693% due 05/16/2050 ~		65,373	61,518
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		1,976	1,935
Sound Point CLO Ltd.
5.906% due 01/25/2032 •		54,900	54,976
5.918% due 04/15/2031 •		10,178	10,197
6.067% due 10/25/2034 •		15,700	15,728
6.088% due 07/15/2034 •		13,000	13,026
Steele Creek CLO Ltd. 5.928% due 04/15/2031 •		12,197	12,217
Sycamore Tree CLO Ltd. 6.297% due 01/20/2037 •		79,000	79,708
Symphony CLO Ltd.
5.812% due 04/18/2033 •		35,500	35,615
5.826% due 01/23/2032 •		14,037	14,072
6.417% due 01/20/2037 •		21,325	21,538
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		3,047	3,050
T-Mobile U.S. Trust 4.250% due 05/21/2029		29,700	29,512
Tallman Park CLO Ltd. 5.939% due 04/20/2034 •		31,100	31,143
TCW CLO Ltd.
5.784% due 08/16/2034 •		84,500	84,697
6.247% due 01/16/2037 •		43,800	44,079
Tesla Sustainable Energy Trust
4.830% due 12/03/2025		5,668	5,672
5.080% due 06/21/2050		8,300	8,298
5.290% due 06/20/2050		8,300	8,223
Theorem Funding Trust
6.060% due 12/15/2028		7,741	7,764
7.580% due 04/15/2029		9,988	10,079
TIAA CLO Ltd. 5.757% due 01/20/2032 •		22,502	22,534
Tikehau CLO DAC 4.284% due 04/15/2032 •	EUR	1,218	1,263
Trainer Wortham CBO Ltd. 5.454% due 01/04/2040 •		$4,690	1,721
Tralee Clo Ltd. 5.846% due 10/25/2032 •		19,100	19,136
Trapeza CDO Ltd.
5.063% due 11/09/2042 •		11,086	10,531
5.113% due 11/09/2042 •		14,000	12,145
5.201% due 04/06/2042 •		8,093	6,960
5.209% due 01/27/2040 •		20,972	19,399
Trestles CLO Ltd. 6.049% due 10/20/2034 •		25,800	25,840
Triaxx Prime CDO Ltd. 5.220% due 10/02/2039 ^•(e)		5,843	57
Tricon American Homes 1.482% due 11/17/2039		16,105	14,723
Trinitas CLO Ltd.
5.956% due 01/25/2034 •		57,500	57,633
5.966% due 01/25/2034 •		109,400	109,594
5.979% due 07/20/2031 •		14,656	14,684
5.996% due 04/25/2033 •		97,600	97,705
Tropic CDO Ltd.
5.208% due 07/15/2036 •		17,969	17,430
5.238% due 07/15/2036 •		28,754	27,532

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

TruPSFinancials Note Securitization Ltd. 5.756% due 03/30/2039 •		157,406	153,864
Trysail CLO Ltd. 7.267% due 10/20/2033 •		23,100	23,123
TSTAT Ltd. 5.767% due 07/20/2037 •		23,751	23,764
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	83,700	86,700
U.S. Capital Funding Ltd. 5.218% due 10/10/2040 •		$26,808	24,797
Upstart Pass-Through Trust
4.300% due 05/20/2030		3,416	3,348
7.900% due 10/20/2028		9,861	9,957
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		4,215	4,063
Venture CLO Ltd.
5.491% due 10/20/2034 •		14,700	14,700
5.869% due 07/20/2030 •		575	576
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •		101,866	102,042
Voya CLO Ltd.
5.817% due 07/20/2032 •		29,500	29,531
5.918% due 10/15/2030 •		434	435
5.989% due 10/17/2032 •		18,800	18,827
6.176% due 04/15/2037 •		13,330	13,449
Wellfleet CLO Ltd. 6.118% due 07/15/2034 •		10,000	10,015
Wind River CLO Ltd. 5.954% due 04/18/2036 •		11,250	11,264

			16,751,682

Total Asset-Backed Securities (Cost $37,528,169)			35,802,689

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ		494,874	373,280
1.000% due 07/09/2029		36,438	29,679
3.500% due 07/09/2041 þ		383,591	240,512
4.125% due 07/09/2035 þ		550,755	363,488
4.125% due 07/09/2046 þ		15,639	10,423
5.000% due 01/09/2038 þ		113,563	79,608
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (h)	BRL	12,765,331	2,005,838
Israel Government International Bond
1.750% due 08/31/2025	ILS	508,700	137,773
3.800% due 05/13/2060		$115,235	74,820
5.375% due 03/12/2029		128,700	128,460
5.500% due 03/12/2034		124,800	122,380
5.750% due 03/12/2054		132,100	121,020
Mexico Government International Bond
2.750% due 11/27/2031 (j)	MXN	11,325,422	457,764
3.000% due 12/03/2026 (j)		6,734,394	304,974
4.000% due 11/30/2028 (j)		4,846,222	220,240
4.000% due 08/24/2034 (j)		4,715,940	200,860
7.000% due 09/03/2026		8,802,000	404,370
7.500% due 06/03/2027		4,087,500	186,275
7.500% due 05/26/2033		451,600	18,354
7.750% due 05/29/2031		5,392,900	231,115
7.750% due 11/23/2034		3,199,600	128,322
8.500% due 03/01/2029		8,892,700	405,159
8.500% due 05/31/2029		2,444,800	111,127
Peru Government International Bond
5.350% due 08/12/2040	PEN	24,900	5,580
5.400% due 08/12/2034		211,380	51,445
6.150% due 08/12/2032		1,701,059	449,930
6.900% due 08/12/2037		448,008	119,034
6.950% due 08/12/2031		1,794,493	503,441
7.300% due 08/12/2033		1,068,672	300,249
7.600% due 08/12/2039		715,171	200,489
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	30,025
3.900% due 01/30/2033		46,724	51,218
4.000% due 01/30/2037		78,168	85,935
4.200% due 01/30/2042		33,323	36,715
Romania Government International Bond
1.750% due 07/13/2030		82,700	71,743
2.000% due 04/14/2033		23,900	18,835
2.750% due 04/14/2041		59,800	40,231
2.875% due 04/13/2042		64,700	43,538
3.750% due 02/07/2034		25,720	22,870
5.125% due 09/24/2031		159,600	161,739
5.250% due 05/30/2032		78,700	79,635
5.375% due 03/22/2031		80,200	83,182
5.500% due 09/18/2028		34,700	37,348
5.625% due 02/22/2036		32,350	32,239

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.625% due 05/30/2037		98,100	97,558
6.375% due 09/18/2033		50,400	54,450
Russia Government International Bond
5.100% due 03/28/2035 «		$5,600	0
5.250% due 06/23/2047 «		560,200	0
5.625% due 04/04/2042		405,400	277,699
5.875% due 09/16/2043		124,400	85,145
7.500% due 03/31/2030		1,386	922
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	1,481,800	69,794
8.000% due 01/31/2030		1,169,600	59,391
8.500% due 01/31/2037		3,587,800	161,421
8.875% due 02/28/2035		4,212,800	203,308
9.000% due 01/31/2040		798,200	36,039
10.500% due 12/21/2026		6,526,500	359,453
Turkey Government International Bond
4.250% due 03/13/2025		$228,900	228,395
5.250% due 03/13/2030		258,921	242,266
6.125% due 10/24/2028		76,500	76,309
7.625% due 04/26/2029		253,315	262,957
49.430% (BISTREFI) due 09/06/2028 ~	TRY	577,600	16,157
50.485% (BISTREFI) due 05/20/2026 ~		72,900	2,086
50.485% (BISTREFI) due 08/19/2026 ~		52,700	1,512
50.485% (BISTREFI) due 05/17/2028 ~		12,055,300	336,409
Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$971	530
0.000% due 02/01/2034 þ(i)		3,627	1,510
0.000% due 02/01/2035 þ(i)		3,065	1,820
0.000% due 02/01/2036 þ(i)		2,555	1,504
1.750% due 02/01/2034 þ		4,646	2,624
1.750% due 02/01/2035 þ		6,423	3,557
1.750% due 02/01/2036 þ		6,702	3,644
Venezuela Government International Bond
6.000% due 06/30/2049 ^		67,641	8,100
7.000% due 03/31/2038 ^(e)		8,428	1,132
7.650% due 04/21/2025 ^(e)		40,703	5,698
9.000% due 05/07/2049 ^		23,441	3,355
9.250% due 09/15/2027 ^(e)		60,703	9,788
9.250% due 05/07/2028 ^(e)		75,546	11,143
11.750% due 10/21/2026 ^(e)		6,260	1,025
11.950% due 08/05/2031 ^(e)		64,700	10,676

Total Sovereign Issues (Cost $12,281,286)			11,418,639

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc.		50,862,666	0
iHeartMedia, Inc. 'A'(f)		9,028,024	0
iHeartMedia, Inc. 'B'«(f)		12,214,441	0
Windstream Units«(f)		5,118,377	0

			0

CONSUMER STAPLES 0.0%
Dreamwell Ltd.«(f)(m)		1,460	10
SSB Manufacturing Co.«(f)(m)		1,460	0

			10

FINANCIALS 0.2%
Intelsat Emergence SA«(m)		7,981,591	263,596
MNEQ Holdings, Inc.«(f)(m)		438	2
UBS Group AG		245,819	7,511

			271,109

HEALTH CARE 0.0%
Amsurg Equity«		5,968,052	0
NVHL SA 'A'«(f)(m)		8,220	5
NVHL SA 'B'«(f)(m)		8,220	5
NVHL SA 'C'«(f)(m)		8,220	5
NVHL SA 'D'«(f)(m)		8,220	5
NVHL SA 'E'«(f)(m)		8,220	5
NVHL SA 'F'«(f)(m)		8,220	5
NVHL SA 'G'«(f)(m)		8,220	5
NVHL SA 'H'«(f)(m)		8,220	5
NVHL SA 'I'«(f)(m)		8,220	5

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

NVHLSA 'J'«(f)(m)	8,220	5

		50

INDUSTRIALS 0.0%
Drillco Holding Lux SA«(m)	39,510	993
Forsea Holding SA«	230,111	5,781
Sierra Hamilton Holder LLC«(f)	15,369,768	0
Westmoreland Mining Holdings«(f)(m)	143,733	162
Westmoreland Mining LLC«(f)(m)	144,999	508

		7,444

Total Common Stocks (Cost $678,307)		278,613

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059«	3,366,894	0

ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071«(m)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«	183,119	349

Total Warrants (Cost $38,404)		349

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
ADLER Group SA «(f)	520,871	0
AGFC Capital Trust 6.668% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	74,881
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)	5,245,000	4,573
Encina Private Credit LLC «	24,670	0
Nationwide Building Society 10.250% ~	1,127,371	183,700
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(k)	359,036,200	413,345

		676,499

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	500	250

Total Preferred Securities (Cost $776,204)		676,749

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Uniti Group, Inc.	1,130,016	6,215
VICI Properties, Inc.	11,625,222	339,573

Total Real Estate Investment Trusts (Cost $157,723)		345,788

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (n) 0.0%		24,131

U.S. TREASURY BILLS 0.1%
4.495% due 01/16/2025 - 03/27/2025 (g)(h)(q)(s)	252,188	251,025

Total Short-Term Instruments (Cost $275,114)		275,156

Total Investments in Securities (Cost $268,626,615)		255,847,264

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
COMMON STOCKS 0.3%
AFFILIATED INVESTMENTS 0.3%
Amsurg Equity (m)	5,968,052	273,437
Clear Channel Outdoor Holdings, Inc.(f)	50,862,666	69,682
iHeartMedia, Inc. 'A'(f)	9,028,024	17,875

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

iHeartMedia, Inc. 'B'«	12,214,441	21,766
Sierra Hamilton Holder LLC«(m)	15,369,768	2
Windstream Holdings II LLC - Exp. 10/25/2059	3,366,894	43,770
Windstream Units	5,118,377	124,342

		550,874

Total Common Stocks (Cost $1,012,468)		550,874

SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	689,745,499	6,716,052

Total Short-Term Instruments (Cost $6,713,107)		6,716,052

Total Investments in Affiliates (Cost $7,725,575)		7,266,926

Total Investments 153.2% (Cost $276,352,190)		$263,114,190
Financial Derivative Instruments(p)(r)0.5%(Cost or Premiums, net $1,588,810)		804,580
Other Assets and Liabilities, net (53.7)%		(92,160,712)

Net Assets 100.0%		$171,758,058

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$273,437	0.00%
BAMLL Commercial Mortgage Securities Trust3.050% due 08/01/2052	12/26/2024	168,165	168,165	0.10
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deloitte LLP5.250% due 01/30/2030	10/30/2024	37,300	37,066	0.02
Deloitte LLP5.410% due 01/30/2032	10/30/2024	36,700	36,404	0.02
Dreamwell Ltd.	04/24/2024	2,431	10	0.00
Drillco Holding Lux SA	06/08/2023	790	992	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	612,233	263,596	0.15
MNEQ Holdings, Inc.	03/10/2023	4	2	0.00
NVHL SA 'A'	03/09/2012	0	5	0.00
NVHL SA 'B'	03/09/2012	0	5	0.00
NVHL SA 'C'	03/09/2012	0	5	0.00
NVHL SA 'D'	03/09/2012	0	5	0.00
NVHL SA 'E'	03/09/2012	0	5	0.00
NVHL SA 'F'	03/09/2012	0	5	0.00
NVHL SA 'G'	03/09/2012	0	5	0.00
NVHL SA 'H'	03/09/2012	0	5	0.00
NVHL SA 'I'	03/09/2012	0	5	0.00
NVHL SA 'J'	03/09/2012	0	5	0.00
National Football League5.480% due 10/05/2028	03/14/2024	76,800	77,024	0.04
Prime Property Development Corp. Ltd.5.250% due 09/30/2029	09/17/2024	34,500	33,801	0.02
Prime Property Development Corp. Ltd.5.440% due 09/30/2031	09/17/2024	34,500	33,665	0.02
Project Alpha Intermediate Holding, Inc.5.301% due 07/15/2025	10/16/2024	38,546	36,773	0.02
Project Luminous0.000% due 12/15/2025	09/20/2023	49,967	48,116	0.03
Project Luminous0.000% due 12/15/2027	04/24/2024	6,456	6,421	0.00
Ripon Investments Financing Ltd.	01/11/2023	1,828	1,884	0.00
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Turkeys First National Bank7.962% due 11/15/2034	09/18/2024	60,100	60,850	0.04
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	162	0.00
Westmoreland Mining LLC	06/30/2023	961	508	0.00

		$1,421,017	$1,078,928	0.46%

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

BORROWINGSAND OTHER FINANCING TRANSACTIONS
(n)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	12/24/2024	01/08/2025	$24,131	Barclays Bank PLC 4.220% due 10/06/2025	$(24,314)	$24,131	$24,132

Total Repurchase Agreements	$(24,314)	$24,131	$24,132

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BAR	0.000%	12/24/2024	01/08/2025	$(24,131)	$(24,131)

Total Reverse Repurchase Agreements	$(24,131)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	01/01/2055	$32,175	$(24,732)	$(23,777)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2040	300	(268)	(265)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	23,700	(18,701)	(18,453)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	210,150	(173,341)	(171,223)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2040	108,300	(107,075)	(105,939)

Total Short Sales (0.2)%	$(324,117)	$(319,657)

(o)	Securities with an aggregate market value of $25,681 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(10,248) at a weighted average interest rate of 1.935%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	117.500	01/24/2025	788	788	(137)	(224)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	788	788	(128)	(53)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	529	529	(261)	(1,156)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	529	529	(256)	(6)
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	526	526	(262)	(458)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	522	522	(236)	(784)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	526	526	(199)	(49)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	522	522	(247)	(16)

Total Written Options	$(1,726)	$(2,746)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	88,897	$10,284,321	$(178,930)	$63,435	$0
U.S. Treasury 2-Year Note March Futures	03/2025	14,033	2,885,316	(1,385)	0	(219)
U.S. Treasury 5-Year Note March Futures	03/2025	131,658	13,995,863	(75,235)	0	(12,343)
U.S. Treasury 10-Year Note March Futures	03/2025	76,472	8,316,330	(84,918)	0	(16,728)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	13,373	1,488,582	(21,682)	0	(3,343)

$(362,150)	$63,435	$(32,633)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

SHORTFUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	16,391	$(3,919,805)	$15,948	$0	$(103)
3-Month SOFR Active Contract December Futures	03/2026	2,667	(640,447)	11,935	34	0
3-Month SOFR Active Contract June Futures	09/2025	17,383	(4,169,964)	31,632	217	0
3-Month SOFR Active Contract March Futures	06/2025	16,414	(3,932,179)	25,586	0	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(599,686)	10,960	31	0
3-Month SOFR Active Contract September Futures	12/2025	2,038	(489,222)	9,267	51	0
Australia Government 10-Year Bond March Futures	03/2025	11,967	(836,065)	12,656	5,092	(6,051)
Euro-Bobl March Futures	03/2025	13,021	(1,589,672)	15,023	0	(2,832)
Euro-Bund March Futures	03/2025	23,052	(3,186,335)	63,693	0	(10,029)
Euro-Schatz March Futures	03/2025	76	(8,422)	20	0	(3)
U.S. Treasury Long-Term Bond March Futures	03/2025	61,239	(6,971,677)	170,830	15,310	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	4,165	(495,245)	15,821	1,822	0

$383,371	$22,557	$(19,018)

Total Futures Contracts	$21,221	$85,992	$(51,651)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.344%	EUR	25,700	$167	$430	$597	$0	$(10)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	$2,400	31	(14)	17	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	5,700	88	(34)	54	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	23,900	(48)	443	395	0	(11)
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	40,000	(300)	151	(149)	0	(19)
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.524	6,700	744	(303)	441	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.610	8,800	1,089	(342)	747	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.770	16,700	1,581	103	1,684	0	(12)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.258	59,800	4,589	(3,156)	1,433	7	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.306	20,000	903	31	934	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491	5,500	355	10	365	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.760	47,500	4,865	(61)	4,804	0	(8)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	44,800	471	113	584	0	(14)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	8,900	99	52	151	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	6,400	(461)	490	29	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.195	34,900	(3,725)	4,020	295	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.244	55,200	(1,884)	2,535	651	0	(8)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.269	244,400	(10,378)	14,068	3,690	8	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.311	28,700	(2,120)	2,627	507	0	(19)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330	$13,300	302	(170)	132	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354	62,700	1,390	(599)	791	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.401	6,600	0	95	95	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	51,600	(104)	992	888	0	(16)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

VerizonCommunications, Inc.	1.000	Quarterly	12/20/2028	0.513	10,000	(46)	228	182	0	(1)

$(2,392)	$21,709	$19,317	$24	$(131)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$170	$(1,807)	$0	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

1.000%	Quarterly	12/20/2026	2,800	$62	$(19)	$43	$0	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	25,309	(131)	137	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	51	3	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,050,548	(42,180)	43,079	899	612	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,432	(55)	5	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	7,884	(672)	22	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	20,100	(1,363)	1,159	(204)	2	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	324,300	(17,949)	12,506	(5,443)	21	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	134,000	(4,674)	1,515	(3,159)	0	(22)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	246,300	(7,242)	(386)	(7,628)	0	(83)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	7,920	731	(560)	171	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,710	1,217	(710)	507	6	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	713,856	17,256	22,043	39,299	302	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	292,992	7,110	13,017	20,127	168	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	55,997	84	3,958	4,042	31	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,050	(630)	4,643	4,013	41	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,558	0	2,083	2,083	21	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	9,306	115	639	754	8	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	13,205	700	377	1,077	13	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	3,721,200	270,684	22,412	293,096	3,279	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	256	263	2	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	88	87	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	162	278	440	4	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	23,500	281	255	536	5	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	4,918,000	110,568	981	111,549	1,162	0
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029	1,290,600	28,881	(1,897)	26,984	0	(638)

$328,288	$160,393	$488,681	$5,845	$(743)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	510,900	$(8,167)	$11,450	$3,283	$0	$(1,406)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	556,500	46,561	110,262	156,823	0	(1,641)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	47,000	(200)	2,424	2,224	0	(196)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	275,800	(4,389)	14,133	9,744	0	(1,192)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	(1,189)	361,929	360,740	0	(1,427)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	3,700	(76)	462	386	0	(22)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	27,374	12,291	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	45,730,000	(2,247)	(1,057)	(3,304)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	275,310,000	859	53,859	54,718	428	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	1,037,000,000	10,945	220,432	231,377	2,116	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	487,930,000	6,321	2,542	8,863	1,005	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	93,523,200	560	21,199	21,759	307	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	251,200,000	14,320	(11,099)	3,221	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	45,656,000	44,542	(825)	43,717	0	(123)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	11,112,000	4,659	3,723	8,382	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$2,485,600	266	72,702	72,968	335	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	260,300	(2,037)	(4,025)	(6,062)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	84,500	(663)	(1,303)	(1,966)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	246,400	(1,933)	(3,782)	(5,715)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	287,400	(2,220)	(4,153)	(6,373)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	165,700	(1,251)	(2,517)	(3,768)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	201,000	(1,548)	(2,893)	(4,441)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	201,500	(1,552)	(2,890)	(4,442)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	201,000	(1,533)	(2,807)	(4,340)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	21,464,640	(60,961)	(12,203)	(73,164)	0	(273)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(294,183)	14,091	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	1,798,800	13,491	22,245	35,736	257	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	24,790	95,838	120,628	515	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	301	67,099	67,400	315	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	6,228,000	46,405	(94,563)	(48,158)	0	(728)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	186	4,083	46	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	1,277,500	17,566	25,623	43,189	331	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	1,955,700	27,967	35,962	63,929	502	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	605,500	8,174	15,981	24,155	172	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	137	497	61	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	9,216	(26,081)	0	(184)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	5,375	(14,253)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	3,411	(8,766)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	6,639	(17,583)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	1,603	(4,215)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	3,426	(8,955)	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	36,459	(55,533)	0	(347)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	5,380	(12,309)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	12,085	(17,009)	0	(111)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	(2,248)	(23,176)	0	(133)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	(750)	(16,947)	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027	4,602,700	6,299	(88,846)	(82,547)	0	(1,064)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	60,418	66,685	127,103	545	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	(909)	82,591	440	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	(6,298)	(27,593)	0	(193)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	(414)	(17,770)	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	(5,305)	(15,334)	0	(126)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	1,939	(29,625)	0	(325)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(20,069)	(45,005)	0	(504)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	50,303	49,960	267	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(5,130)	22,512	181	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	(2,952)	(3,859)	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	194	194	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	379	379	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	100	100	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	41	34	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	(119,185)	(84,632)	0	(2,407)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	17,205	66,392	943	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	(856)	(9,120)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	(830)	(9,409)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	(1,319)	(13,478)	0	(135)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	(595)	(10,458)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	(2,475)	(3,531)	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	2,077	2,077	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	3,088	3,088	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	7,736	12,913	555	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	(1,063)	(9,335)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	1,509	(12,387)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	1,923	(14,791)	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	(4,036)	(4,780)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	(1,202)	(1,449)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	13,713	13,127	233	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	13,912	9	207	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	2,097,300	(1,886)	24,808	22,922	953	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029	1,358,600	(4,725)	14,863	10,138	619	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,824	68,008	135,832	589	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,355	229,237	447,592	2,400	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,879)	167,971	146,092	3,760	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	(21,895)	(18,292)	0	(297)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	257,811	140,398	5,212	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(11,019)	169,076	976	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	64,926	258,255	323,181	3,382	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	(5,174)	(11,713)	0	(211)
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,653	257,419	262,072	1,046	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(1,596)	23,894	98	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(1,541)	22,760	93	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(1,604)	22,195	91	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	(664)	(767)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(2,798)	27,607	121	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(2,818)	27,244	120	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(1,091)	30,053	123	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	1,703	1,703	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	4,214	4,214	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	3,385	3,385	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	3,171	3,171	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	5,636	5,636	159	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	4,117	4,117	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	7,095	7,095	209	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	6,618	6,618	195	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	3,003	3,003	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	2,849	2,849	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	1,691	1,691	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	1,314	1,314	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	2,053	2,053	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	3,662	3,662	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	2,529	2,529	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	1,447	1,447	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	1,454	1,454	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	1,433	1,433	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	890	890	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	1,398	1,398	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	1,376	1,376	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	1,339	1,339	57	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(2,807)	38,759	187	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,068	118,483	145,551	673	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	28,646	87,830	2,319	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	20,287	(1,435)	341	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	4,697	4,697	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	6,732	6,732	154	0
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(127,251)	(127,530)	0	(2,600)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	37,740	49,492	256	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(223,144)	(153,737)	0	(5,000)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	128,905	109,566	4,187	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	13,940	13,962	262	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(336)	9,355	53	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(1,096)	30,961	175	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	730,400	(3,778)	14,158	10,380	719	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	2,754,360	(396)	52,941	52,545	2,760	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	12,538	13,591	779	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(6,425)	(6,803)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(21,719)	(23,981)	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	(5,132)	(32,950)	0	(214)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	(3,497)	(21,920)	0	(149)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	(7,890)	(37,438)	0	(285)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	(4,512)	(29,926)	0	(202)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	(7,152)	(52,318)	0	(383)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,783)	848,342	810,559	6,350	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	613	8,999	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	6,499	68,749	456	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	(27,950)	(28,485)	0	(671)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	85,012	287,170	2,401	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	337,346	381,887	9,887	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	452,539	195,566	7,477	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	(6,993)	(21,835)	0	(444)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	23,857	104,179	1,488	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	(4,631)	(10,868)	0	(292)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	(2,364)	(4,250)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	(2,297)	(3,211)	0	(147)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	(1,145)	(1,729)	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	(1,228)	(1,832)	0	(85)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	(3,514)	(4,924)	0	(251)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	(1,756)	(2,160)	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	(4,535)	(3,624)	0	(319)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	(5,258)	(3,046)	0	(377)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	(4,299)	1,317	0	(297)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	(3,055)	842	0	(214)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	(3,037)	1,017	0	(211)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	(3,713)	(830)	0	(270)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	(1,799)	655	0	(126)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	(1,845)	507	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	(1,502)	708	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	(1,895)	1,045	0	(133)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	(951)	562	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	(958)	655	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	(933)	1,093	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	1,807	1,600	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	1,622	1,410	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	3,270	2,847	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(920)	(1,389)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	732	282	143	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	1,323	892	142	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	(10,296)	(37,950)	0	(1,228)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	1,088	868	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	3,642	3,191	140	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	2,240	2,017	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	1,976	1,753	73	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	2,540	2,304	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	5,399	4,928	147	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	5,302	4,807	149	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	5,466	5,466	149	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	5,601	5,142	143	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(217)	(1,840)	(2,057)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	(1,097)	(1,228)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(2,192)	(2,405)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(4,287)	(4,707)	0	(147)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(4,121)	(4,548)	0	(148)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(2,279)	(2,500)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	(1,769)	(2,025)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	(1,220)	(1,426)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	(4,813)	(5,740)	0	(297)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(4,335)	(4,788)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	(1,972)	(2,175)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	(3,826)	(4,220)	0	(152)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	(2,004)	(2,407)	0	(156)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	(972)	(1,171)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	(1,550)	(1,918)	0	(155)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	(382)	(746)	0	(156)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	(259)	(682)	0	(156)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	281	(98)	0	(158)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	(281)	(1,009)	0	(319)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	(408)	(713)	0	(155)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	(906)	(1,804)	0	(466)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	54	(232)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	1,149	620	0	(238)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	1,002	562	160	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	(6,334)	(37,946)	0	(1,692)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	2,329	1,836	239	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	975	626	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	5,146	4,481	323	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	3,941	3,370	249	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	2,847	2,424	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	3,357	2,923	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	4,654	4,281	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	4,086	3,649	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	4,334	3,932	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	5,285	4,924	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	7,765	7,186	247	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	2,434	2,247	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	5,628	5,240	164	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	164,600	(593)	8,222	7,629	246	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	5,336	4,966	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	4,876	4,486	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	5,438	5,030	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	5,336	4,939	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	5,011	4,615	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	9,508	8,663	309	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	3,031	2,766	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	4,615	4,214	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	3,108	2,899	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	5,756	5,341	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	5,683	5,270	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	104,200	(412)	6,408	5,996	156	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	6,760	6,324	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	4,225	3,961	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	4,194	3,940	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	1,054	990	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	14,868	13,975	310	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	8,311	7,918	166	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	8,115	7,720	165	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(5,627)	(6,043)	0	(172)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(6,338)	(6,746)	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(6,297)	(6,689)	0	(174)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(9,271)	(9,849)	0	(260)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(3,078)	(3,271)	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(5,762)	(6,085)	0	(174)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(5,542)	(5,882)	0	(172)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(5,343)	(5,701)	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(11,026)	(11,770)	0	(348)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(8,868)	(9,497)	0	(290)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(5,256)	(5,627)	0	(175)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(9,324)	(9,963)	0	(290)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(9,087)	(9,726)	0	(290)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(9,598)	(10,292)	0	(291)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(15,944)	(17,255)	0	(582)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	(2,758)	(3,518)	0	(294)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	(3,725)	(4,593)	0	(295)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	(1,365)	(1,805)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	1,680	1,407	76	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(1,479)	(715)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	(193)	(575)	0	(181)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	51,390	0	5,400	5,400	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	68,390	0	6,161	6,161	80	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		27,170	0	2,177	2,177	32	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050		1,085,000	7,579	570,431	578,010	1,314	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	712,476	717,641	1,656	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	1,200	1,996	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	21,418	30,571	66	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	591,007	1,129,240	1,720,247	3,381	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	34,101	1,822	35,923	113	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	39,117	1,282	40,399	95	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	18,804	2,254	21,058	68	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	11,985	53,072	123	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	38,806	1,242	40,048	95	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	20,549	25,766	61	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		892,240	1,338	50,271	51,609	1,071	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		293,500	(3,731)	17,422	13,691	353	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	175,728	93,704	269,432	896	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	(2,833)	(9,448)	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	(3,258)	(8,381)	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	(1,634)	(10,490)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	(1,618)	(10,528)	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	(2,476)	(16,499)	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(1,244)	(739)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(1,268)	(474)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(1,226)	(511)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	13,352	12,740	134	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(3,099)	(3,463)	0	(50)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	232,000	(914)	(174)	(1,088)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		154,200	(594)	(117)	(711)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		190,800	(578)	(152)	(730)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		521,200	(129)	(487)	(616)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		866,500	85	(826)	(741)	1	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		435,900	153	(420)	(267)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		427,100	158	(413)	(255)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		872,100	381	(846)	(465)	1	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		608,600	(896)	(5,210)	(6,106)	0	(12)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(2,632)	(3,058)	0	(6)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(4,357)	(4,971)	0	(10)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(11,009)	(12,127)	0	(24)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(10,931)	(11,921)	0	(24)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(10,829)	(11,774)	0	(24)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(13,746)	(14,805)	0	(6)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(3,395)	(3,613)	0	(1)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(15,561)	(16,594)	0	(6)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(10,748)	(10,748)	0	(5)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(29,352)	(30,936)	0	(12)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(32,287)	(32,287)	0	(14)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(7,305)	(7,603)	0	(3)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(16,098)	(16,098)	0	(7)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(26,830)	(26,830)	0	(12)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(48,016)	(48,016)	0	(21)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(37,230)	(37,230)	0	(16)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(5,354)	(5,354)	0	(2)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(36,696)	(36,696)	0	(16)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(29,165)	(29,165)	0	(13)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(4,201)	(3,996)	0	(2)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(2,121)	(1,996)	0	(1)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(2,123)	(1,985)	0	(1)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(1,096)	(831)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(4,747)	(3,570)	0	(2)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(11,364)	(7,853)	0	(4)
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	3,312,400	34,171	(39,609)	(5,438)	4,737	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	112,300	(182)	4,170	3,988	211	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	3,850	3,712	169	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	4,365	4,202	203	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	4,658	4,483	203	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	4,331	4,176	143	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(1,078)	(1,182)	0	(127)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(1,228)	(1,354)	0	(171)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	264	67	0	(256)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		897,500	7,212	5,303	12,515	2,326	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	3,588	3,397	170	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	(1,015)	(1,198)	0	(170)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	(960)	(1,155)	0	(177)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	173	(15)	0	(185)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	285	124	125	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	22,627	28,263	85	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	414	1,000	23	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	341	829	19	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	1,271	3,119	71	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	856	2,127	48	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	513	1,267	29	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	849	2,217	49	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	861	2,247	49	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	875	2,299	50	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	816	2,451	50	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	416	953	23	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	1,057	2,546	59	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	430	1,045	24	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	436	1,069	24	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	409	1,214	25	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	911	2,005	48	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	924	2,174	50	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	267	639	15	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	755,720	(8,233)	5,605	(2,628)	0	(30)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(732)	394	(338)	2	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	19,864	(24,917)	1,044	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	40,421	16,961	4,508	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	16,998	12,168	3,341	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	(2,566)	5,075	1,522	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025	EUR	4,777,800	247	94,743	94,990	960	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	81	13,363	13,444	139	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	(2,155)	555	5	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	21,877	(9,307)	12,570	161	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	20,024	20,024	276	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	(7,834)	10,273	137	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(955)	562	3	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	14,638	(8,352)	231	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	6,283	(3,690)	97	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	29,163	(15,874)	365	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	32,143	(12,891)	421	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	15,564	(6,116)	197	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	17,881	(12,408)	969	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	1,924	5,432	219	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	1,744	5,570	202	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	396,238	421,735	19,529	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	(144)	(363)	0	(251)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	91,512	115,394	5,828	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	13,090	6,794	664	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	2,380	5,064	173	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	7,513	15,978	556	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	3,411	3,201	177	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	3,416	3,196	181	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	6,911	3,675	272	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	305,511	247,044	0	(1,645)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	869,721	879,102	0	(7,067)
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	43	(147)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	144,298	198,444	0	(4,371)
Pay	28-Day MXN-TIIE	8.410	Lunar	12/11/2025	MXN	8,240,000	(25)	(5,210)	(5,235)	0	(91)
Pay	28-Day MXN-TIIE	8.780	Lunar	12/15/2025		1,750,000	(4)	(802)	(806)	0	(18)
Pay	28-Day MXN-TIIE	8.556	Lunar	12/18/2025		1,337,800	(3)	(746)	(749)	0	(15)
Receive	28-Day MXN-TIIE	9.328	Lunar	12/18/2025		2,978,000	5	595	600	26	0
Receive	28-Day MXN-TIIE	8.103	Lunar	12/22/2025		1,486,300	5	1,119	1,124	18	0
Pay(6)	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(10,479)	10,045	(434)	0	(14)
Pay(6)	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		1,337,800	(688)	(251)	(939)	0	(3)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	(382)	(382)	7	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	(325)	(325)	5	0
Pay(6)	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	(92)	(92)	9	0
Receive(6)	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	561	561	0	(64)
Pay(6)	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	(3,687)	(3,558)	24	0
Receive(6)	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	4,285	3,457	7,742	0	(166)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	25,353	14,532	242	0
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027		172,700	(4,292)	3,608	(684)	44	0
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	7,088	885	102	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	3,209	97	27	0
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	820	711	10	0
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(745)	3,353	0	(30)
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(19,135)	70,081	0	(461)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	1,732	(15,333)	0	(351)
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	1,617	(13,433)	0	(321)
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	3,140	(25,752)	0	(622)
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	2,330	(19,410)	0	(423)
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	4,586	(33,041)	0	(799)
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	2,176	(10,644)	0	(346)
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	4,947	(27,922)	0	(517)

							$1,610,429	$8,225,354	$9,835,783	$141,291	$(59,337)

Total Swap Agreements							$1,934,348	$8,407,626	$10,341,974	$147,160	$(60,227)

(q)

Securities with an aggregate market value of $4,104,667 and cash of $36,013 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

FORWARDFOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	2,148		$1,598	$25	$0
	01/2025		$181,519	NZD	308,131	0	(9,112)
BOA	01/2025	CAD	4,815		$3,438	87	0
	01/2025	CNH	1,435,251		198,025	2,422	0
	01/2025	IDR	41,926,438		2,570	0	(27)
	01/2025	KRW	63,149		44	1	0
	01/2025	MXN	573,107		28,035	684	0
	01/2025	SGD	2,940		2,183	29	0
	01/2025	TWD	1,227,440		37,800	485	0
	01/2025		$108,821	GBP	85,580	0	(1,694)
	01/2025		18,092	IDR	288,909,530	0	(258)
	01/2025		915,988	JPY	139,665,223	0	(27,504)
	01/2025		39,965	KRW	56,328,182	0	(1,810)
	01/2025		53,308	ZAR	964,594	0	(2,260)
	02/2025		556	HKD	4,322	1	0
	02/2025		58,964	MXN	1,076,152	0	(7,639)
	02/2025		574	TRY	23,523	68	0
	03/2025		2,570	IDR	42,064,444	15	0
	05/2025		13,562	TRY	601,050	1,530	0
BPS	01/2025	CAD	2,674,790		$1,907,222	45,565	0
	01/2025	CNH	1,042,944		143,197	1,059	0
	01/2025	GBP	259,079		328,987	4,680	0
	01/2025	IDR	1,351,716,707		82,800	9	(943)
	01/2025	INR	11,882,937		138,586	9	0
	01/2025	KRW	225,431,381		161,604	8,932	0
	01/2025	MXN	70,293		3,480	110	0
	01/2025	SEK	419,044		38,577	678	0
	01/2025	SGD	2,480		1,846	28	0
	01/2025	TWD	12,928,271		405,760	12,734	0
	01/2025		$3,574	CAD	5,136	1	0
	01/2025		271,798	CNH	1,984,102	0	(1,394)
	01/2025		84,501	EUR	81,023	0	(534)
	01/2025		365,499	IDR	5,810,917,081	0	(6,849)
	01/2025		271,668	INR	22,974,687	0	(3,741)
	01/2025		151,162	KRW	224,303,444	878	(19)
	01/2025		324,081	PLN	1,319,890	0	(4,786)
	01/2025		1,700	TRY	64,233	73	0
	01/2025		164,610	TWD	5,339,568	0	(2,284)
	01/2025		494,269	ZAR	8,856,013	0	(25,596)
	02/2025	CNH	3,553,830		$489,951	5,309	0
	02/2025	MXN	697,226		34,424	1,219	0
	02/2025		$42	CNH	304	0	0
	02/2025		18,311	TRY	684,576	128	0
	03/2025	ILS	201,231		$56,117	660	0
	03/2025	KRW	223,011,296		150,659	0	(715)
	03/2025		$82,049	IDR	1,343,782,554	532	0
	03/2025		138,586	INR	11,944,358	0	(125)
	04/2025	TWD	5,300,210		$164,348	2,421	0
	05/2025	CNH	2,814,033		387,779	2,501	0
	09/2025	ILS	415,649		113,562	0	(1,572)
	05/2029	KWD	42,498		146,100	3,438	0
	07/2029		5,643		19,410	468	0
BRC	01/2025	AUD	263,853		171,693	8,379	0
	01/2025	CHF	183,603		209,433	6,921	0
	01/2025	EUR	1,688,254		1,785,703	36,087	0
	01/2025	GBP	1,585,325		2,011,586	27,125	0
	01/2025	IDR	216,653		13	0	0
	01/2025	KRW	3,936,705		2,818	152	0
	01/2025	MXN	2,749,105		135,268	3,940	0
	01/2025	PEN	52,141		13,975	99	0
	01/2025	SEK	153,003		14,077	239	0
	01/2025	TRY	29,944		822	0	(7)
	01/2025		$2,636	AUD	4,241	0	(11)
	01/2025		6,709	CAD	9,606	9	(32)
	01/2025		23,426	EUR	22,289	0	(327)
	01/2025		339,170	GBP	268,113	0	(3,555)
	01/2025		154,480	IDR	2,427,174,312	0	(4,458)
	01/2025		5,202	NZD	9,044	0	(142)
	01/2025		2,752	PLN	11,191	0	(45)
	01/2025		641,203	TRY	23,963,131	24,694	0
	01/2025		174,063	ZAR	3,126,035	0	(8,628)
	02/2025		58,629	MXN	1,063,279	0	(7,967)
	02/2025		407,635	TRY	15,577,326	13,614	0
	03/2025	ILS	457,123		$128,362	2,382	0
	03/2025	MXN	753,583		36,806	1,110	0
	03/2025		$689,182	TRY	26,348,701	8,816	0
	07/2025		4,648		219,517	575	0
BSH	01/2025	PEN	225,639		$60,179	150	0
	02/2025		413,806		110,236	376	(90)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

	03/2025	CLP	3,690,972		3,790	82	0
	04/2025	BRL	6,190,771		1,096,329	108,997	0
	04/2025	PEN	504,649		133,976	215	(182)
	05/2025		272,932		72,211	0	(207)
	06/2025		112,596		30,054	209	0
	07/2025		226,660		61,043	966	0
CBK	01/2025	BRL	445,959		72,018	0	(168)
	01/2025	CNH	174,814		24,004	179	0
	01/2025	IDR	1,702,239,933		105,355	0	(94)
	01/2025	INR	115,536,800		1,354,977	7,622	(16)
	01/2025	KRW	959,785,281		693,514	43,175	0
	01/2025	MXN	152,319		7,511	237	0
	01/2025	PEN	352,235		94,299	618	(22)
	01/2025	TWD	43,524,738		1,367,691	44,519	0
	01/2025		$24,684	AUD	38,783	0	(679)
	01/2025		76,376	BRL	445,959	0	(4,189)
	01/2025		2,206	EUR	2,095	0	(35)
	01/2025		200,116	IDR	3,175,546,845	0	(3,621)
	01/2025		1,444,840	INR	122,226,761	0	(19,452)
	01/2025		119,312	KRW	175,066,082	0	(661)
	01/2025		56,014	MXN	1,020,245	0	(7,323)
	01/2025		4,264	ZAR	76,446	0	(219)
	02/2025	PEN	953,631		$253,874	950	(520)
	02/2025		$958	BRL	5,534	0	(67)
	03/2025	KRW	174,634,770		$119,312	775	0
	03/2025	MXN	10,185		484	0	0
	03/2025	PEN	224,822		60,030	409	(85)
	03/2025		$105,355	IDR	1,707,272,384	28	(465)
	03/2025		1,354,977	INR	116,054,964	0	(9,649)
	03/2025		13,920	TRY	533,745	176	0
	04/2025	PEN	600,264		$160,083	1,114	(380)
	05/2025		542,271		143,416	0	(424)
	07/2025		151,399		40,836	707	0
	08/2025		91,291		24,230	85	(35)
	09/2025	ILS	89,975		24,135	0	(788)
CIB	01/2025		$86,317	GBP	68,880	0	(95)
DUB	01/2025	AUD	1,535,452		$997,279	46,898	0
	01/2025	BRL	903,808		145,957	0	(341)
	01/2025	EUR	6,202,234		6,571,372	143,707	0
	01/2025	KRW	783,250,806		562,076	31,497	0
	01/2025		$154,743	BRL	903,808	0	(8,445)
	01/2025		42,007	INR	3,555,059	0	(548)
	01/2025		139,816	KRW	197,664,811	0	(5,922)
	01/2025		133,130	PLN	544,568	0	(1,339)
	02/2025	MXN	15,876,012		$799,309	43,247	0
	02/2025	THB	169,397		5,045	62	0
	02/2025		$81,960	MXN	1,488,738	0	(11,101)
	03/2025		2,381	TRY	113,327	615	0
	05/2025	PEN	15,057		$3,960	0	(33)
FAR	01/2025	BRL	1,682,426		273,432	1,100	0
	01/2025	TWD	661,433		20,397	290	0
	01/2025		$271,696	BRL	1,682,426	636	0
	02/2025		273,432		1,691,299	0	(1,293)
GLM	01/2025	BRL	41,027		$6,658	17	0
	01/2025	IDR	6,655,949		417	5	0
	01/2025	KRW	492,362,855		353,733	20,109	0
	01/2025	MXN	1,028,910		49,148	43	0
	01/2025	PEN	178,583		47,284	17	(230)
	01/2025	TWD	13,324,063		414,036	8,978	0
	01/2025		$6,625	BRL	41,027	16	0
	01/2025		250,469	IDR	3,968,159,571	0	(5,388)
	01/2025		104,710	INR	8,911,449	0	(786)
	01/2025		137	KRW	194,068	0	(6)
	01/2025		87,677	PLN	356,951	0	(1,336)
	01/2025		23,830	ZAR	434,839	0	(818)
	02/2025	MXN	6,356,777		$312,220	9,388	0
	02/2025	PEN	238,004		63,141	0	(90)
	02/2025		$1,369,213	BRL	8,016,850	0	(79,261)
	02/2025		5,545	TRY	209,940	126	0
	03/2025	CLP	11,596,043		$11,860	211	0
	03/2025	MXN	6,290,293		305,874	7,717	0
	03/2025	PEN	88,460		23,297	0	(193)
	03/2025		$28,912	TRY	1,382,927	7,638	0
	04/2025	BRL	6,450,460		$1,156,574	127,826	0
	04/2025	PEN	351,489		93,365	173	(104)
IND	01/2025	DKK	21,519		3,042	51	0
JPM	01/2025	BRL	442,655		71,554	43	(141)
	01/2025	CNH	3,980,466		550,282	7,803	0
	01/2025	SGD	69		51	1	0
	01/2025	TRY	489,784		13,721	0	(87)
	01/2025	TWD	7,375,055		227,576	3,371	0
	01/2025		$75,792	BRL	442,655	0	(4,140)
	01/2025		2,298	CNH	16,668	0	(26)
	01/2025		732	HUF	285,509	0	(14)
	01/2025		20,290	IDR	321,466,116	0	(397)
	01/2025		148,552	INR	12,579,418	0	(1,853)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		768,299	JPY	115,056,285	0	(36,366)
	01/2025		244,020	PLN	993,202	0	(3,702)
	01/2025		13,721	TRY	494,422	94	0
	01/2025		4,264	ZAR	76,452	0	(218)
	02/2025	TRY	810,712		$19,758	0	(2,416)
	02/2025		$11,142	BRL	68,969	0	(44)
	02/2025		51,920	TRY	2,021,567	2,821	0
	03/2025		24,044		1,165,063	6,781	0
	04/2025	BRL	124,100		$22,079	2,287	0
	05/2025	TRY	639,782		14,435	0	(1,629)
	05/2025		$400,008	TRY	17,533,690	41,645	0
MBC	01/2025	CAD	141,398		$98,821	408	0
	01/2025	CHF	33,751		38,480	1,253	0
	01/2025	CNH	886,917		121,854	980	0
	01/2025	EUR	268,715		282,601	4,119	0
	01/2025	GBP	4,112,312		5,218,515	70,849	0
	01/2025	INR	5,000,430		58,368	54	0
	01/2025	KRW	1,260,070,410		903,848	50,415	0
	01/2025	SGD	23		17	0	0
	01/2025		$37,074	AUD	57,796	0	(1,301)
	01/2025		5,670	CAD	8,063	0	(58)
	01/2025		142,683	CNH	1,041,300	0	(769)
	01/2025		141,001	EUR	133,671	0	(2,472)
	01/2025		60,763	GBP	48,188	0	(443)
	01/2025		154,518	INR	13,072,589	0	(2,068)
	01/2025		24	NOK	262	0	(1)
	01/2025		167,683	PLN	684,013	0	(2,188)
	01/2025		252,774	TWD	8,224,425	0	(2,748)
	02/2025	THB	48,439		$1,433	8	0
	02/2025		$485	HKD	3,769	0	0
	02/2025		58,943	MXN	1,069,108	0	(8,020)
	03/2025	ILS	65,519		$18,419	362	0
	03/2025		$58,369	INR	5,026,404	0	(102)
	03/2025		461	MXN	9,574	0	(8)
	04/2025	TWD	8,177,647		$252,774	2,939	0
	05/2025	CNH	1,883,529		259,713	1,833	0
MYI	01/2025	AUD	66,659		41,532	273	0
	01/2025	DKK	7,250		1,025	18	0
	01/2025	MXN	1,020,631		56,014	7,304	0
	01/2025	PEN	87,390		23,278	42	0
	01/2025		$81,373	IDR	1,286,181,195	0	(1,698)
	02/2025	MXN	2,145,720		$117,907	15,637	0
NGF	01/2025		$258,801	IDR	4,121,801,485	0	(4,027)
RBC	01/2025	CNH	941,525		$130,328	2,012	0
	03/2025	MXN	10,066,209		491,538	14,800	0
RYL	01/2025	CNH	1,013,264		140,133	2,041	0
	01/2025		$6,326	AUD	9,824	0	(246)
SCX	01/2025	CHF	835,831		$953,584	31,676	0
	01/2025	CNH	1,974,618		273,296	4,185	0
	01/2025	GBP	2,752,454		3,493,142	47,704	0
	01/2025	PEN	321,504		86,135	622	0
	01/2025	SGD	857		638	9	0
	01/2025	TWD	5,490,417		171,407	4,496	0
	01/2025		$1,124	CAD	1,617	2	0
	01/2025		98,420	EUR	93,126	0	(1,909)
	01/2025		50,378	GBP	40,180	0	(82)
	01/2025		315,077	IDR	4,982,306,815	0	(7,475)
	01/2025		452,147	INR	38,240,482	0	(6,193)
	01/2025		30,342	KRW	44,531,372	0	(161)
	01/2025		135,169	TWD	4,408,533	0	(1,148)
	01/2025		163	ZAR	3,003	0	(4)
	03/2025	KRW	44,397,826		$30,327	191	0
	03/2025	PEN	141,189		37,566	62	0
	04/2025		206,128		54,606	42	(145)
	04/2025	TWD	4,386,906		135,169	1,145	0
	05/2025	CNH	1,758,131		243,886	3,175	0
	05/2025	PEN	56,511		15,047	54	0
SOG	01/2025		$520,186	PLN	2,112,725	0	(8,984)
SSB	01/2025	CNH	552,714		$76,501	1,174	0
	01/2025	MXN	659,618		32,776	1,230	0
TOR	01/2025	CHF	396,707		452,798	15,237	0
	01/2025		$1,466,105	JPY	220,576,986	0	(62,900)
UAG	01/2025	GBP	90,500		$115,206	1,921	0
	01/2025	PLN	853		210	4	0
	01/2025	TWD	1,788		55	1	0
	01/2025		$872,274	JPY	130,220,160	0	(43,875)
	01/2025		1,574	NOK	17,495	0	(37)
	01/2025		169,271	PLN	687,825	0	(2,810)
	02/2025		54,478	TRY	2,213,671	6,058	0
	05/2025		4,194		170,832	95	0
	08/2025		10,164		452,204	220	0
	11/2025		4,012		189,086	34	0

Total Forward Foreign Currency Contracts						$1,252,407	$(503,639)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

PURCHASEDOPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$14,441
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	78,250
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	9,876
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	49,896
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	4,222
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	41,020
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	11,553
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	43,802

Total Purchased Options	$209,617	$253,060

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	65,200	$(2,635)	$(3,102)
Call - OTC USD versus TRY	51.500	05/07/2025	65,200	(1,841)	(483)
DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	146,572	(6,712)	(19,728)
Call - OTC USD versus MXN	18.100	02/11/2025	58,545	(2,668)	(8,040)
Call - OTC USD versus MXN	18.150	02/13/2025	146,362	(6,530)	(19,841)
MYI	Call - OTC USD versus MXN	18.230	01/29/2025	147,406	(7,066)	(19,094)
Call - OTC USD versus MXN	18.250	01/30/2025	147,407	(7,083)	(19,030)
Call - OTC USD versus MXN	18.150	02/10/2025	147,355	(6,632)	(19,869)
UAG	Put - OTC USD versus TRY	TRY	36.600	01/31/2025	179,500	(2,944)	(2,805)
Call - OTC USD versus TRY	44.150	01/31/2025	179,500	(3,091)	(176)
Put - OTC USD versus TRY	37.700	02/04/2025	59,900	(1,001)	(2,367)
Call - OTC USD versus TRY	45.370	02/04/2025	59,900	(1,390)	(71)
Put - OTC USD versus TRY	37.550	02/06/2025	179,600	(4,476)	(6,259)
Call - OTC USD versus TRY	46.150	02/06/2025	179,600	(3,258)	(217)
Put - OTC USD versus TRY	37.700	05/07/2025	23,300	(559)	(187)
Call - OTC USD versus TRY	45.900	05/07/2025	23,300	(371)	(312)
Put - OTC USD versus TRY	39.750	08/11/2025	21,900	(684)	(297)
Call - OTC USD versus TRY	51.750	08/11/2025	21,900	(481)	(492)
Put - OTC USD versus TRY	40.575	08/19/2025	33,300	(1,168)	(658)
Call - OTC USD versus TRY	52.725	08/19/2025	33,300	(724)	(736)
Put - OTC USD versus TRY	41.600	11/12/2025	23,600	(897)	(421)
Call - OTC USD versus TRY	56.900	11/12/2025	23,600	(658)	(759)

$(62,869)	$(124,944)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	60,000	$(168)	$(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	60,000	(168)	(336)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	118,900	(312)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	118,900	(312)	(2,268)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	99,700	(274)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	99,700	(274)	(1,504)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	119,200	(346)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	118,500	(318)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	119,200	(346)	(1,742)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	118,500	(318)	(1,695)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	119,700	(329)	(24)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	119,700	(329)	(676)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	119,900	(327)	(51)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	119,900	(327)	(752)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	120,200	(364)	(169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	241,300	(742)	(498)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	120,200	(364)	(347)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	241,300	(742)	(486)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	120,900	(393)	(348)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	120,900	(393)	(246)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	121,300	(404)	(393)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	121,300	(403)	(255)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	120,400	(390)	(364)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	120,400	(390)	(311)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	119,100	(378)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	119,100	(378)	(1,366)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	59,800	(157)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	59,800	(157)	(1,093)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	59,700	(161)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	59,700	(161)	(644)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	73,400	(178)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	73,400	(178)	(942)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	209,600	(572)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	209,600	(572)	(3,429)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	182,500	(504)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	182,500	(504)	(1,526)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	48,700	(136)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	48,700	(136)	(706)

							$(12,905)	$(22,218)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC 1-Year Interest Rate Cap	233.707%		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	$(15,754)	$(23,293)
	Call - OTC 1-Year Interest Rate Floor	233.707		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(69)
FAR	Put - OTC 2-Year Interest Rate Cap	233.707		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(19,821)
MYC	Put - OTC 2-Year Interest Rate Cap	233.707		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(35,436)
NGF	Put - OTC 2-Year Interest Rate Cap	233.707		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(52,173)
FAR	Call - OTC 2-Year Interest Rate Floor	233.707		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(381)
MYC	Call - OTC 2-Year Interest Rate Floor	233.707		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(1,078)
NGF	Call - OTC 2-Year Interest Rate Floor	233.707		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(1,808)

							$(169,358)	$(134,059)

Total Written Options							$(245,132)	$(281,221)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.975%	$9,400	$(101)	$114	$13	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	10,600	(464)	507	43	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	47,700	(2,287)	2,083	0	(204)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	3,100	(276)	248	0	(28)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.680	2,600	(445)	450	5	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	140,500	(6,441)	6,554	113	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	14,000	(223)	242	19	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	6,100	(219)	193	0	(26)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	67,700	(340)	775	435	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068	50,500	0	3,469	3,469	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	17,500	(769)	840	71	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	59,100	(2,190)	1,937	0	(253)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	25,400	(2,264)	2,030	0	(234)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	18,800	2,628	(780)	1,848	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	19,200	(261)	288	27	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	73,400	(1,997)	1,931	0	(66)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.929	1,560	(65)	69	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	9,700	(102)	53	0	(49)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	8,900	(400)	436	36	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	8,800	(339)	301	0	(38)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	69,900	(845)	942	97	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	16,400	(472)	457	0	(15)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	21,600	(169)	289	120	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	61,200	(2,202)	1,940	0	(262)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	70,400	(6,276)	5,628	0	(648)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	13,800	(234)	253	19	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	41,100	(1,057)	1,020	0	(37)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	3,700	(51)	70	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	48,100	74	208	282	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	40,060	(136)	299	163	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	17,400	(336)	311	0	(25)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	82,600	(872)	454	0	(418)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	229,100	(10,035)	10,965	930	0

							$(39,166)	$44,576	$7,713	$(2,303)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index «		0.090%	Monthly	08/25/2037	$28,725	$(19,417)	$16,599	$0	$(2,818)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	3,168	(2,160)	1,912	0	(248)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	249	(7)	7	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	320	(1)	1	0	0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	3,140	(842)	594	0	(248)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	9,033	(6,133)	5,247	0	(886)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	16	(1)	1	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	736	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	1,062	32	(17)	15	0
CBK	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045	5,055	(2,464)	2,088	0	(376)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	69,374	(46,962)	40,157	0	(6,805)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	66	(3)	3	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,402	(51)	51	0	0
DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	12,646	(8,561)	7,321	0	(1,240)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	10,574	(7,210)	6,381	0	(829)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,073	67	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	210	(5)	5	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,905	(995)	1,002	7	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	400	(8)	8	0	0
FBF	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	21,472	(19,113)	15,480	0	(3,633)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	63	(49)	44	0	(5)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	60,716	(42,425)	36,469	0	(5,956)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	43,656	(30,816)	27,396	0	(3,420)
GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	5,636	(1,507)	1,062	0	(445)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	68,096	(22,607)	15,927	0	(6,680)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	21,295	(3,856)	2,188	0	(1,668)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	401,450	(4,763)	5,199	436	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	9	1	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	(227)	0	(118)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	73	(3)	3	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	23,270	(26)	30	4	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	194,839	(8,279)	8,406	127	0
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,501	0	(4)
JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	721	(304)	182	0	(122)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	17	(10)	9	0	(1)
ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038	150	(84)	47	0	(37)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	5,854	347	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	16,506	(732)	735	3	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	297,162	(2,658)	2,852	194	0
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,446	(1,148)	797	0	(351)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,079	(283)	284	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	156,902	(12,286)	12,388	102	0
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	43,677	(7,519)	4,067	0	(3,452)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	14,453	(9,769)	8,351	0	(1,418)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	7,921	(5,402)	4,781	0	(621)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,461	88	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,819	(135)	135	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,915	(887)	893	6	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	748	(31)	31	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	2,057	493	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(294)	98	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	125,500	(139)	172	33	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	446	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,155	(63)	63	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	69,338	80	(35)	45	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	800	(1)	1	0	0
UAG	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,458	(86)	86	0	0

$(280,175)	$240,861	$2,067	$(41,381)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173232	Maturity	03/20/2025	$154,300	$1,699	$(1,631)	$68	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173232	Maturity	03/20/2025	315,100	3,469	(2,956)	513	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173232	Maturity	03/20/2025	583,000	5,876	(7,108)	193	(1,425)

$11,044	$(11,695)	$774	$(1,425)

Total Swap Agreements	$(308,297)	$273,742	$10,554	$(45,109)

(s)

Securities with an aggregate market value of $318,558 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$24,090	$1,875,447	$2,045,525	$3,945,062
Corporate Bonds & Notes
Banking & Finance	0	6,148,381	378,784	6,527,165
Industrials	0	5,208,869	419,849	5,628,718
Utilities	0	2,357,518	0	2,357,518
Convertible Bonds & Notes
Industrials	0	38,137	0	38,137
Municipal Bonds & Notes
California	0	27,758	0	27,758
Illinois	0	47,871	0	47,871
U.S. Government Agencies	0	104,757,183	0	104,757,183
U.S. Treasury Obligations	0	28,592,918	0	28,592,918
Non-Agency Mortgage-Backed Securities	0	53,174,972	1,951,979	55,126,951
Asset-Backed Securities
Automobile ABS Other	0	878,161	18,224	896,385
Automobile Sequential	0	7,621,663	41,801	7,663,464
Casino Services	0	0	47,437	47,437
CMBS Other	0	368,959	0	368,959
Credit Card Bullet	0	13,948	0	13,948
Credit Card Other	0	378,691	0	378,691
Home Equity Other	0	8,400,914	0	8,400,914
Home Equity Sequential	0	198,352	0	198,352
Manufact House ABS Other	0	13,733	0	13,733
Manufact House Sequential	0	109,766	0	109,766
Whole Loan Collateral	0	913,731	45,627	959,358
Other ABS	0	15,841,912	909,770	16,751,682
Sovereign Issues	0	11,418,639	0	11,418,639
Common Stocks
Consumer Staples	0	0	10	10
Financials	7,511	0	263,598	271,109
Health Care	0	0	50	50
Industrials	0	0	7,444	7,444
Warrants
Financials	0	0	349	349
Preferred Securities
Banking & Finance	0	676,499	0	676,499
Industrials	0	250	0	250
Real Estate Investment Trusts
Real Estate	345,788	0	0	345,788
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	24,131	0	24,131
U.S. Treasury Bills	0	251,025	0	251,025

	$377,389	$249,339,428	$6,130,447	$255,847,264
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	87,557	0	463,317	550,874
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,716,052	0	0	6,716,052

	$6,803,609	$0	$463,317	$7,266,926

Total Investments	$7,180,998	$249,339,428	$6,593,764	$263,114,190

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(319,657)	$0	$(319,657)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68,527	164,625	0	233,152
Over the counter	0	1,512,537	3,484	1,516,021

	$68,527	$1,677,162	$3,484	$1,749,173
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,661)	(92,963)	0	(114,624)
Over the counter	0	(788,710)	(41,259)	(829,969)

	$(21,661)	$(881,673)	$(41,259)	$(944,593)

Total Financial Derivative Instruments	$46,866	$795,489	$(37,775)	$804,580

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Totals				$7,227,864			$249,815,260	$6,555,989	$263,599,113

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,852,767	$1,239,544	$(344,123)	$9,381	$(3,007)	$25,663	$0	$(734,700)	$2,045,525	$8,128
Corporate Bonds & Notes
Banking & Finance	82,319	337,232	(6,256)	1,554	418	(19,719)	0	(16,764)	378,784	(24,127)
Industrials	79,608	346,977	(1,445)	3	25	(5,319)	0	0	419,849	(5,330)
U.S. Government Agencies	0	0	0	0	(47)	47	0	0	0	0
Non-Agency Mortgage-Backed Securities	2,242,663	1,862,300	(1,706,212)	5,240	6,313	(40,923)	0	(417,402)	1,951,979	(12,831)
Asset-Backed Securities
Automobile ABS Other	75,596	0	(44,015)	0	0	(687)	0	(12,670)	18,224	(615)
Automobile Sequential	283,576	0	(39,756)	3	0	1,036	0	(203,058)	41,801	58
Home euity other	9,404	4,840	(2,264)	70	174	129	0	(12,353)	0	0
Home Equity Sequential	27	0	(8)	0	0	(2)	0	(17)	0	0
Casino Services	51,988	0	(1,579)	(112)	0	(2,860)	0	0	47,437	(3,089)
Whole Loan Collateral	43,094	45,700	(6,999)	5	(8)	91	0	(36,256)	45,627	(73)
Other ABS	492,952	677,738	(115,318)	2,141	3,230	(3,181)	0	(147,792)	909,770	(10,192)
GSAMP Trust	77	0	(77)	0	0	0	0	0	0	0
Common Stocks
Consumer Staples	18	2,432	0	0	0	(2,440)	0	0	10	(2,421)
Energy	265	0	(451)	0	186	0	0	0	0	0
Financials	218,814	5	0	0	0	44,779	0	0	263,598	44,783
Health Care	44	0	0	0	0	6	0	0	50	6
Industrials	7,316	0	0	0	0	128	0	0	7,444	127
Warrants
Financials	372	0	0	0	0	(21)	0	0	350	(21)
Preferred Securities
Industrials	0	0	0	0	(10,909)	10,909	0	0	0	0

	$5,440,900	$4,516,768	$(2,268,503)	$18,285	$(3,625)	$7,635	$0	$(1,581,012)	$6,130,447	$(5,597)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	614,391	43,769	(127,269)	0	97,645	(165,219)	0	0	463,317	(60,226)

Financial Derivative Instruments- Assets
Over the counter	$3,385	$7	$(582)	$0	$4	$669	$0	$0	$3,484	$667

Financial Derivative Instruments- Liabilities
Over the counter	$(45,481)	$24,869	$(19,931)	$0	$9,127	$(9,843)	$0	$0	$(41,259)	$9,831

Totals	$6,013,195	$4,585,413	$(2,416,285)	$18,285	$103,151	$(166,758)	$0	$(1,581,012)	$6,555,989	$(55,325)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$173,078	Comparable Companies			EBITDA Multiple		X	13.750	—
		82,763	Discounted Cash Flow / Indicative Market Quotation			Discount Rate / Broker Quote		% / %	7.1174 / 90.000	—
		1,157,868	Discounted Cash Flow			Discount Rate			5.144 - 11.290	7.946
		136,111	Other Valuation Techniques(3)			-			-	—
		252,664	Recent Transaction			Purchase Price			99.500 - 100.000	99.573
		243,041	Third Party Vendor			Broker Quote			99.188 - 100.250	99.960
Corporate Bonds & Notes
Banking & Finance		242,852	Discounted Cash Flow			Discount Rate			6.251 - 12.000	8.093
		1,884	Discounted Cash Flow			Discount Rate			10.000	—
		134,048	Proxy pricing			Base Price			100.000 - 100.734	100.327

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2024 (Unaudited)

Industrials	145,906	Discounted Cash Flow	Discount Rate		5.370 - 7.148	5.643
	125,795	Other Valuation Techniques(3)	-		-	—
	148,148	Recent Transaction	Purchase Price		100.100	—
Non-Agency Mortgage-Backed Securities	883,420	Discounted Cash Flow	Discount Rate		5.975 - 10.000	7.073
	170,229	Other Valuation Techniques(3)	-		-	—
	401,252	Proxy pricing	Base Price		(0.000)(4) - 12,382.515	—
	497,078	Recent Transaction	Purchase Price		85.476 - 99.999	86.817
Asset-Backed Securities	18,224	Discounted Cash Flow	Discount rate		8.000	—
	41,801	Discounted Cash Flow	Discount Rate		9.140 - 9.390	9.271
	47,437	Discounted Cash Flow	Discount Rate		6.656	—
	243,351	Discounted Cash Flow	Discount Rate		12.000 – 24.000	12.977
	7,218	Other Valuation Techniques(3)	-		-	—
	657,201	Proxy pricing	Base Price		35.220 - 100.000	98.216
	2,000	Recent Transaction	Purchase Price		100.000	—
	45,627	Proxy pricing	Base Price		100.000	—
Common Stocks
Consumer Staples	10	Other Valuation Techniques(3)	-		-	—
Financials	263,596	Comparable Companies	EBITDA Multiple	X	4.600	—
	2	Other Valuation Techniques(3)	-		-	—
Health Care	50	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	7,444	Indicative Market Quotation	Broker Quote		$1.130 - 25.125	—
Warrants
Financials	349	Option Pricing Model	Volatility		32.500	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	463,317	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financial Derivative Instruments- Assets
Over the counter	3,484	Indicative Market Quotation	Broker Quote		0.888 - 6.830	6.805
Financial Derivative Instruments- Liabilities
Over the counter	(41,259)	Indicative Market Quotation	Broker Quote		$$75.00 - 92.50	90.076

Total	$6,555,989

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)		Input Value is 0.00000001.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.4% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.5%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)		$28	$39
Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,492	8,644
1.500% due 10/01/2053		26,486	2,970
2.000% due 10/01/2053		790	94
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,376	155
1.500% due 10/01/2053		5,579	585
2.000% due 10/01/2053		2,997	356
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		897	90
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		28,360	3,780
Realkredit Danmark AS
1.500% due 10/01/2053		31,264	3,611
2.000% due 10/01/2053		509	57
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		38,512	5,126
UBS Group AG
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	207
7.750% due 03/01/2029 •		100	118

			25,834

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$200	195

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	417

Total Corporate Bonds & Notes (Cost $32,972)			26,446

U.S. GOVERNMENT AGENCIES 27.6%
Ginnie Mae
5.255% due 02/20/2074 •		868	867
5.461% due 08/20/2068 •		847	845
Ginnie Mae, TBA 3.500% due 02/01/2055		94,900	84,854
Uniform Mortgage-Backed Security
4.000% due 08/01/2052		926	848
4.500% due 09/01/2052 - 11/01/2052		2,747	2,590
5.500% due 08/01/2054		29,378	29,007
6.000% due 03/01/2054 - 08/01/2054		98,921	99,553
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055		51,690	47,264
4.500% due 02/01/2055 - 03/01/2055		194,200	182,549
6.500% due 02/01/2055		26,400	26,925

Total U.S. Government Agencies (Cost $477,332)			475,302

U.S. TREASURY OBLIGATIONS 65.9%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026 (j)		12,277	11,985
0.125% due 07/15/2026		20,768	20,286
0.125% due 07/15/2026 (j)		8,902	8,696
0.125% due 10/15/2026 (h)		58,684	57,063
0.125% due 04/15/2027		11,627	11,147
0.125% due 01/15/2030 (j)(l)		7,361	6,688
0.125% due 07/15/2030		26,360	23,767
0.125% due 01/15/2031 (h)		30,364	26,959
0.125% due 07/15/2031 (h)		154,228	135,815
0.125% due 01/15/2032		22,547	19,553
0.125% due 02/15/2051 (l)		6,038	3,327
0.250% due 07/15/2029		42,561	39,431
0.250% due 02/15/2050		7,490	4,373

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

0.375% due 07/15/2025 (j)		12,113	12,041
0.375% due 01/15/2027 (j)		14,871	14,422
0.375% due 07/15/2027		17,524	16,915
0.500% due 01/15/2028 (h)		50,421	48,212
0.625% due 01/15/2026 (h)(j)(l)		7,838	7,731
0.625% due 01/15/2026		50,735	50,042
0.625% due 07/15/2032 (h)		52,910	47,308
0.625% due 02/15/2043		9,583	7,027
0.750% due 07/15/2028		37,676	36,196
0.750% due 02/15/2042		12,936	9,920
0.750% due 02/15/2045		27,293	19,795
0.875% due 01/15/2029		81	78
0.875% due 02/15/2047		28,690	20,775
1.000% due 02/15/2046		23,794	17,938
1.000% due 02/15/2048		14,211	10,472
1.000% due 02/15/2049		9,910	7,229
1.125% due 01/15/2033		40,481	37,250
1.250% due 04/15/2028		34,203	33,332
1.375% due 07/15/2033 (h)		41,887	39,200
1.375% due 02/15/2044		25,084	20,890
1.375% due 02/15/2044 (l)		447	372
1.625% due 10/15/2027 (j)		23,976	23,837
1.625% due 10/15/2029		19,663	19,338
1.750% due 01/15/2034		21,052	20,188
1.875% due 07/15/2034 (h)		109,854	106,476
2.000% due 01/15/2026 (j)(l)		5,848	5,849
2.125% due 04/15/2029 (h)(j)		7,552	7,563
2.125% due 02/15/2040 (l)		5,214	5,035
2.125% due 02/15/2041		6,631	6,419
2.125% due 02/15/2054		14,811	13,722
2.375% due 01/15/2025		52,113	52,083
2.375% due 10/15/2028 (h)		34,009	34,545
2.500% due 01/15/2029 (j)(l)		10,865	11,058
3.375% due 04/15/2032 (l)		53	58

Total U.S. Treasury Obligations (Cost $1,241,359)			1,132,406

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust 4.933% due 07/25/2037 •		435	372
Banc of America Alternative Loan Trust
5.103% due 12/25/2035 •		326	276
6.000% due 06/25/2046		234	198
Banc of America Mortgage Trust
5.598% due 06/25/2035 ~		35	30
5.761% due 11/25/2035 ~		40	35
5.956% due 08/25/2035 ~		41	39
BCAP LLC Trust 4.620% due 04/26/2036 ~		190	166
Bear Stearns Adjustable Rate Mortgage Trust 4.770% due 07/25/2036 ~		86	74
Citigroup Mortgage Loan Trust 5.500% due 08/25/2034		629	607
Countrywide Alternative Loan Trust
4.680% due 12/20/2046 •		120	102
4.908% due 10/25/2035 ~		7	5
5.500% due 11/25/2035		22	18
5.500% due 01/25/2036		136	75
6.000% due 08/25/2036 •		73	42
6.000% due 04/25/2037		766	563
6.250% due 11/25/2036		61	45
Countrywide Home Loan Mortgage Pass-Through Trust
5.033% due 04/25/2035 •		141	132
6.000% due 03/25/2037		459	199
6.000% due 05/25/2037		325	141
6.000% due 07/25/2037		944	419
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.753% due 04/25/2037 •		328	228
6.800% due 07/25/2036 þ		148	124
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		50	19
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	152	155
GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		$6	6
6.000% due 11/25/2035		313	108
IndyMac IMSC Mortgage Loan Trust 4.813% due 07/25/2047 •		319	208
Lehman Mortgage Trust 5.091% due 01/25/2036 ~		101	94
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •		414	40
Morgan Stanley Mortgage Loan Trust 7.041% due 06/25/2036 ~		23	22
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		1,586	1,534

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

New York Mortgage Trust 4.993% due 05/25/2036 ~	40	33
One Market Plaza Trust 3.614% due 02/10/2032	1,109	1,037
Residential Asset Securitization Trust
4.853% due 05/25/2035 •	326	202
4.853% due 01/25/2046 •	881	249
5.750% due 02/25/2036	172	63
6.250% due 11/25/2036	166	61
6.500% due 06/25/2037	11,599	2,367
Sequoia Mortgage Trust 4.885% due 07/20/2036 •	477	414
Structured Asset Mortgage Investments Trust
4.873% due 05/25/2036 •	178	120
4.893% due 05/25/2036 •	254	203
5.013% due 02/25/2036 •	200	166
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~	1,151	1,125
WaMu Mortgage Pass-Through Certificates Trust
4.060% due 02/25/2037 ~	33	28
4.228% due 11/25/2036 ~	205	177
5.042% due 10/25/2035 ~	458	413
6.798% due 09/25/2033 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036	252	178

Total Non-Agency Mortgage-Backed Securities (Cost $18,517)		12,914

ASSET-BACKED SECURITIES 8.4%
CMBS OTHER 1.0%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	3,612	3,615
BDS Ltd. 6.166% due 03/19/2039 •	6,895	6,913
LoanCore Issuer Ltd.
5.812% due 07/15/2036 •	484	486
6.148% due 01/17/2037 •	1,923	1,937
MF1 LLC 6.516% due 06/19/2037 •	2,478	2,482
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	1,646	1,658

		17,091

HOME EQUITY OTHER 1.4%
Argent Securities Trust 4.773% due 05/25/2036 •	1,420	339
Citigroup Mortgage Loan Trust 4.613% due 01/25/2037 •	207	148
Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •	231	212
4.853% due 09/25/2037 •	62	55
4.913% due 05/25/2037 •	786	721
4.953% due 03/25/2037 •	869	819
5.653% due 10/25/2035 •	894	883
5.805% due 04/25/2036 ~	38	34
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ	350	93
Fremont Home Loan Trust
4.723% due 10/25/2036 •	163	145
4.753% due 10/25/2036 •	4,087	1,618
4.933% due 10/25/2036 •	2,247	889
Home Equity Asset Trust 5.128% due 02/25/2036 •	2,406	2,335
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •	266	200
HSI Asset Securitization Corp. Trust 4.753% due 07/25/2036 •	4,824	2,086
JP Morgan Mortgage Acquisition Trust 4.663% due 10/25/2036 •	24	23
Long Beach Mortgage Loan Trust 5.053% due 01/25/2036 •	1,097	988
MASTR Asset-Backed Securities Trust
4.933% due 06/25/2036 •	202	71
5.023% due 01/25/2036 •	1,574	1,561
Morgan Stanley ABS Capital, Inc. Trust
4.523% due 10/25/2036 •	1,445	628
4.563% due 10/25/2036 •	17	9
4.583% due 10/25/2036 •	768	675
4.673% due 10/25/2036 •	1,782	774
4.753% due 06/25/2036 •	1,119	565
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036 þ	177	49

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

NovaStar Mortgage Funding Trust 4.793% due 11/25/2036 •		146	44
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •		5,088	2,096
Residential Asset Securities Corp. Trust
4.703% due 11/25/2036 •		3,062	2,716
4.933% due 08/25/2036 •		441	385
Securitized Asset-Backed Receivables LLC Trust 4.773% due 07/25/2036 •		1,889	655
Soundview Home Loan Trust
4.573% due 11/25/2036 •		116	32
4.858% due 12/25/2036 •		1,094	1,076
5.013% due 05/25/2036 •		175	169
Structured Asset Investment Loan Trust 5.173% due 10/25/2035 •		1,192	1,156
Structured Asset Securities Corp. Mortgage Loan Trust 6.167% due 04/25/2035 •		4	4

			24,253

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.913% due 02/25/2037 •		146	30

WHOLE LOAN COLLATERAL 0.7%
Citigroup Mortgage Loan Trust 4.948% due 10/25/2036 •		2,300	2,247
First Franklin Mortgage Loan Trust 5.158% due 11/25/2036 •		1,856	1,785
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		721	231
Lehman XS Trust
4.404% due 06/25/2036 þ		452	431
4.773% due 05/25/2036 •		541	458
Securitized Asset-Backed Receivables LLC Trust
4.893% due 10/25/2036 •		10,099	3,340
4.953% due 05/25/2036 •		704	359
Specialty Underwriting & Residential Finance Trust 4.773% due 09/25/2037 •		8,193	3,983

			12,834

OTHER ABS 5.3%
522 Funding CLO Ltd. 5.919% due 10/20/2031 •		266	266
Ares European CLO DAC 3.794% due 04/15/2030 •	EUR	234	242
Atlas Senior Loan Fund Ltd. 6.008% due 01/15/2031 •		$240	240
Bain Capital Credit CLO Ltd. 5.485% due 10/21/2034 •		1,800	1,800
Bain Capital Euro CLO DAC 4.301% due 01/24/2033 •	EUR	573	593
Barings CLO Ltd. 5.869% due 01/20/2031 •		$969	971
Canyon CLO Ltd. 5.514% due 07/15/2034 •		1,000	1,000
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		1,200	1,206
Carlyle Global Market Strategies CLO Ltd. 5.929% due 07/27/2031 •		211	211
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	923	955
Carlyle U.S. CLO Ltd. 6.098% due 01/15/2030 •		$218	218
CBAM Ltd.
5.929% due 04/17/2031 •		440	441
5.999% due 04/20/2032 •		2,032	2,036
Cedar Funding CLO Ltd. 6.009% due 07/17/2031 •		661	662
CIFC Funding Ltd. 5.846% due 10/24/2030 •		144	145
Contego CLO DAC 3.778% due 01/23/2030 •	EUR	1,194	1,230
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •		$881	882
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		836	837
CVC Cordatus Loan Fund DAC
3.799% due 09/22/2034 •	EUR	2,300	2,374
3.803% due 08/15/2032 •		270	280
Denali Capital CLO Ltd. 5.968% due 04/15/2031 •		$188	188
Dryden CLO Ltd.
5.795% due 05/15/2031 •		668	668

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

5.864% due 04/18/2031 •		400	401
Dryden Euro CLO DAC
4.188% due 10/18/2034 •	EUR	6,800	7,021
4.195% due 01/17/2033 •		948	981
Dunedin Park CLO DAC 3.984% due 11/20/2034 •		700	724
Elevation CLO Ltd. 5.837% due 10/25/2030 •		$753	754
Harvest CLO DAC 3.875% due 11/18/2030 •	EUR	717	743
Hayfin Emerald CLO 4.558% due 07/18/2038 •		1,900	1,971
ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		$4,700	4,700
5.973% due 07/22/2031 •		553	554
KKR CLO Ltd. 6.098% due 01/15/2031 •		789	791
LCM LP 5.919% due 07/20/2031 •		811	813
LCM Ltd. 5.717% due 07/20/2030 •		215	215
Madison Park Euro Funding DAC 3.979% due 07/15/2032 •	EUR	5,592	5,784
Madison Park Funding Ltd. 5.812% due 10/18/2030 •		$867	868
Mountain View CLO Ltd. 6.038% due 07/15/2031 •		439	440
Octagon Investment Partners Ltd.
5.778% due 02/14/2031 •		3,977	3,988
5.869% due 04/16/2031 •		777	779
OSD CLO Ltd. 5.779% due 04/17/2031 ~		3,133	3,138
Palmer Square CLO Ltd. 5.909% due 10/17/2031 •		1,448	1,449
Palmer Square European Loan Funding DAC 4.338% due 05/15/2034 •	EUR	3,700	3,832
Palmer Square Loan Funding Ltd. 5.718% due 10/15/2029 •		$739	740
Providus CLO DAC
4.039% due 04/20/2034 •	EUR	3,300	3,406
4.344% due 10/15/2038 •		1,500	1,556
Rad CLO Ltd. 6.016% due 07/24/2032 •		$5,417	5,419
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	2,700	2,798
Sound Point CLO Ltd. 6.044% due 04/18/2031 •		$1,138	1,140
St Paul's CLO DAC 4.001% due 04/22/2035 ~	EUR	800	826
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		$333	334
Tikehau CLO DAC 4.084% due 10/15/2031 •	EUR	1,795	1,860
Toro European CLO DAC
3.833% due 02/15/2034 •		5,591	5,779
3.919% due 10/15/2030 •		24	24
4.104% due 01/12/2032 •		3,791	3,919
Trysail CLO Ltd. 7.267% due 10/20/2033 •		$600	601
Voya CLO Ltd.
5.817% due 07/20/2032 •		500	500
5.898% due 06/07/2030 •		356	357
6.018% due 07/14/2031 •		303	304
6.128% due 10/15/2030 •		612	613
Voya Euro CLO DAC 4.144% due 07/15/2035 •	EUR	2,800	2,896

			90,463

Total Asset-Backed Securities (Cost $154,313)			144,671

SOVEREIGN ISSUES 10.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	93,900	14,755
0.000% due 07/01/2025 (c)		79,500	12,073
0.000% due 10/01/2025 (c)		31,700	4,628
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	20,090	20,685
0.100% due 07/25/2031 (d)		13,735	13,482
0.100% due 07/25/2038 (d)		118	104
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		3,298	3,260
1.400% due 05/26/2025 (d)		42,029	43,466
1.800% due 05/15/2036 (d)		1,225	1,258
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	2,044,146	13,504

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

0.100% due 03/10/2029 (d)		7,548,585	50,014
Mexico Government International Bond 4.000% due 08/24/2034 (d)	MXN	46,723	1,990
Peru Government International Bond 6.150% due 08/12/2032	PEN	1,000	264

Total Sovereign Issues (Cost $205,196)			179,483

		SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.0%
Frontier Communications Parent, Inc. (a)		11,500	399

CONSUMER DISCRETIONARY 0.1%
Hilton Worldwide Holdings, Inc.		1,631	403
Marriott International, Inc. 'A'		1,525	426

			829

CONSUMER STAPLES 0.0%
Kellanova		5,700	462

ENERGY 0.1%
ConocoPhillips		4,054	402
Hess Corp.		2,800	372

			774

FINANCIALS 0.0%
Discover Financial Services		1,800	312

HEALTH CARE 0.0%
Amedisys, Inc. (a)		2,400	218

INDUSTRIALS 0.0%
International Distributions Services PLC		49,490	225

INFORMATION TECHNOLOGY 0.1%
Altair Engineering, Inc. (a)		2,100	229
Ansys, Inc. (a)		800	270
HashiCorp, Inc. 'A' (a)		7,700	263

			762

MATERIALS 0.0%
Arcadium Lithium PLC (a)		29,300	150
Berry Global Group, Inc.		4,800	311
U.S. Steel Corp.		7,800	265

			726

Total Common Stocks (Cost $4,451)			4,707

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		670,000	672

Total Preferred Securities (Cost $670)			672

REAL ESTATE INVESTMENT TRUSTS 4.7%
REAL ESTATE 4.7%
Alexandria Real Estate Equities, Inc.		6,122	597
American Homes 4 Rent 'A'		55,623	2,081
American Tower Corp.		4,614	846
Americold Realty Trust, Inc.		39,639	848
AvalonBay Communities, Inc.		14,952	3,289
Brixmor Property Group, Inc.		8,675	242
BXP, Inc.		4,978	370
Camden Property Trust		10,265	1,191
COPT Defense Properties		14,983	464
Crown Castle, Inc.		7,275	660
CubeSmart		4,947	212
DiamondRock Hospitality Co.		96,037	867
Digital Realty Trust, Inc.		25,907	4,594

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

Equinix, Inc.	7,246	6,832
Equity LifeStyle Properties, Inc.	26,836	1,787
Equity Residential	32,597	2,339
Essential Properties Realty Trust, Inc.	27,593	863
Essex Property Trust, Inc.	3,884	1,109
Extra Space Storage, Inc.	9,076	1,358
Federal Realty Investment Trust	7,985	894
First Industrial Realty Trust, Inc.	34,162	1,713
Gaming & Leisure Properties, Inc.	33,790	1,627
Healthcare Realty Trust, Inc.	36,481	618
Healthpeak Properties, Inc.	75,437	1,529
Highwoods Properties, Inc.	14,977	458
Host Hotels & Resorts, Inc.	61,734	1,082
InvenTrust Properties Corp.	13,283	400
Invitation Homes, Inc.	78,468	2,509
Kilroy Realty Corp.	12,008	486
Kimco Realty Corp.	43,328	1,015
Lineage, Inc.	8,063	472
Mid-America Apartment Communities, Inc.	4,017	621
Omega Healthcare Investors, Inc.	25,124	951
Park Hotels & Resorts, Inc.	26,333	371
Prologis, Inc.	64,842	6,854
Public Storage	12,536	3,754
Realty Income Corp.	47,548	2,540
Regency Centers Corp.	19,167	1,417
Rexford Industrial Realty, Inc.	21,516	832
RLJ Lodging Trust	111,553	1,139
Ryman Hospitality Properties, Inc.	11,400	1,190
SBA Communications Corp.	3,597	733
Simon Property Group, Inc.	29,164	5,022
SL Green Realty Corp.	5,198	353
Sun Communities, Inc.	9,951	1,224
Sunstone Hotel Investors, Inc.	78,973	935
UDR, Inc.	33,804	1,467
Ventas, Inc.	18,609	1,096
VICI Properties, Inc.	51,832	1,514
Welltower, Inc.	45,350	5,716
WP Carey, Inc.	3,419	186

Total Real Estate Investment Trusts (Cost $63,354)		81,267

	OUNCES
COMMODITIES 20.7%
Gold Warehouse Receipts	135,500	355,016

Total Commodities (Cost $229,044)		355,016

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (g) 0.9%		15,200

U.S. TREASURY BILLS 0.2%
4.520% due 01/30/2025 - 03/06/2025 (b)(c)(l)	$2,822	2,809

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $18,009)		18,009

Total Investments in Securities (Cost $2,445,217)		2,430,893

	SHARES
INVESTMENTS IN AFFILIATES 6.7%
MUTUAL FUNDS (f) 6.6%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,164,341	114,282

Total Mutual Funds (Cost $137,635)		114,282

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Commodity Strategy Active Exchange-Traded Fund	38,729	978

Total Exchange-Traded Funds (Cost $1,002)		978

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	27,876	271

Total Short-Term Instruments (Cost $271)		271

Total Investments in Affiliates (Cost $138,908)		115,531

Total Investments 148.1% (Cost $2,584,125)		$2,546,424
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $4,211)		625
Other Assets and Liabilities, net (48.1)%		(828,100)

Net Assets 100.0%		$1,718,949

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$15,200	U.S. Treasury Notes 4.250% due 06/30/2029	$(15,482)	$15,200	$15,204

Total Repurchase Agreements	$(15,482)	$15,200	$15,204

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.650%	12/31/2024	01/02/2025	$(4,537)	$(4,538)
BRC	4.450	12/31/2024	01/02/2025	(2,754)	(2,755)
BSN	4.580	12/19/2024	01/06/2025	(113,351)	(113,553)
DEU	4.470	01/02/2025	01/03/2025	(55,680)	(55,680)
MYI	0.200	12/18/2024	03/18/2025	JPY	(10,006,634)	(63,602)
NOM	4.570	12/19/2024	01/16/2025	$(94,883)	(95,052)
STR	4.570	01/02/2025	01/03/2025	(188,146)	(188,146)
4.750	12/31/2024	01/02/2025	(215,467)	(215,524)

Total Reverse Repurchase Agreements	$(738,850)

(h)	Securities with an aggregate market value of $498,279 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(375,822) at a weighted average interest rate of 5.148%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil June 2025 Futures	$60.000	05/15/2025	68	$68	$193	$112

Total Purchased Options	$193	$112

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil June 2025 Futures	$75.000	05/15/2025	68	$68	$(175)	$(195)

Total Written Options	$(175)	$(195)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	2,556	$648,504	$199	$265	$0
Aluminum January Futures	01/2025	41	2,600	(45)	0	0
Aluminum July Futures	07/2025	73	4,672	(42)	4	(46)
Aluminum March Futures	03/2025	47	3,002	(16)	0	0
Aluminum May Futures	05/2025	71	4,535	(179)	1	(47)
Arabica Coffee July Futures	07/2025	64	7,403	(64)	0	(79)
Arabica Coffee May Futures	05/2025	16	1,889	328	0	(13)
Australia Government 10-Year Bond March Futures	03/2025	560	39,124	(521)	283	(238)
Brent Crude June Futures	04/2025	65	4,781	138	42	0
Brent Crude September Futures	07/2025	262	19,029	334	162	0
California Carbon Allowance December Futures	12/2025	1,604	58,241	(4,904)	128	0
Cocoa July Futures	07/2025	15	1,563	39	34	0
Cocoa May Futures	05/2025	4	442	(6)	13	0
Copper March Futures	03/2025	56	5,637	(648)	0	(93)
Corn July Futures	07/2025	281	6,586	161	77	0
Corn May Futures	05/2025	71	1,653	62	20	0
Cotton No. 2 March Futures	03/2025	32	1,094	(104)	0	(1)
Euro-Bobl March Futures	03/2025	104	12,697	(121)	23	0
Euro-BTP March Futures	03/2025	375	46,605	(659)	50	0
Euro-Bund March Futures	03/2025	167	23,083	(68)	73	0
European Climate Exchange March Futures	03/2025	36	2,669	267	54	0
FTSE 100 Index March Futures	03/2025	49	5,018	38	26	(10)
Gas Oil June Futures	06/2025	59	3,988	76	18	0
Gold 100 oz. February Futures	02/2025	601	158,724	137	410	(1)
Gold 100 oz. June Futures	06/2025	7	1,884	(1)	17	0
Hard Red Winter Wheat March Futures	03/2025	222	6,208	(203)	39	0
Hard Red Winter Wheat May Futures	05/2025	55	1,561	(74)	9	0
Henry Hub Natural Gas March Futures	02/2030	6	52	1	0	(1)
Henry Hub Natural Gas March Futures	02/2031	3	24	(1)	0	(1)
Henry Hub Natural Gas April Futures	03/2030	6	45	(7)	0	(1)
Henry Hub Natural Gas April Futures	03/2031	3	21	(4)	0	0
Henry Hub Natural Gas August Futures	07/2030	6	49	(2)	0	(2)
Henry Hub Natural Gas August Futures	07/2031	3	24	(1)	0	0
Henry Hub Natural Gas December Futures	11/2030	6	59	8	0	(1)
Henry Hub Natural Gas December Futures	11/2031	3	29	4	0	0
Henry Hub Natural Gas February Futures	01/2030	6	62	11	0	0
Henry Hub Natural Gas February Futures	01/2031	3	30	5	0	0
Henry Hub Natural Gas January Futures	12/2029	6	66	15	1	0
Henry Hub Natural Gas January Futures	12/2030	3	32	7	0	0
Henry Hub Natural Gas July Futures	06/2030	6	49	(3)	0	(2)
Henry Hub Natural Gas July Futures	06/2031	3	23	(2)	0	0
Henry Hub Natural Gas June Futures	05/2030	6	47	(5)	0	(2)
Henry Hub Natural Gas June Futures	05/2031	3	22	(3)	0	0
Henry Hub Natural Gas May Futures	04/2030	6	45	(7)	0	(1)
Henry Hub Natural Gas May Futures	04/2031	3	21	(4)	0	0
Henry Hub Natural Gas November Futures	10/2030	6	53	1	0	(2)
Henry Hub Natural Gas November Futures	10/2031	3	26	1	0	0
Henry Hub Natural Gas October Futures	09/2030	6	49	(2)	0	(2)
Henry Hub Natural Gas October Futures	09/2031	3	24	(1)	0	0
Henry Hub Natural Gas September Futures	08/2030	6	48	(3)	0	(2)
Henry Hub Natural Gas September Futures	08/2031	3	24	(2)	0	0
Iron Ore March Futures	03/2025	496	4,963	(65)	14	(1)
Japan Government 10-Year Bond March Futures	03/2025	8	7,215	(29)	4	(4)
Lean Hogs June Futures	06/2025	33	1,309	0	0	(7)
Live Cattle April Futures	04/2025	51	3,963	61	25	0
Live Cattle February Futures	02/2025	13	996	14	7	0
Live Cattle June Futures	06/2025	63	4,779	148	21	0
Natural Gas April Futures	03/2025	39	1,197	37	0	(55)
Natural Gas July Futures	06/2025	50	1,761	83	0	(53)
Natural Gas March Futures	02/2025	308	9,542	663	0	(539)
Natural Gas May Futures	04/2025	14	442	25	0	(17)
New York Harbor June Futures	05/2025	83	7,773	117	47	0
New York Harbor March Futures	02/2025	16	1,542	48	10	0
Nickel January Futures	01/2025	49	4,451	(483)	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

Nickel March Futures	03/2025	67	6,152	(504)	0	(148)
Nickel May Futures	05/2025	36	3,340	(403)	0	0
RBOB Gasoline June Futures	05/2025	169	15,702	380	158	0
Silver July Futures	07/2025	4	597	(35)	0	(3)
Silver March Futures	03/2025	128	18,715	(1,601)	0	(109)
Silver May Futures	05/2025	1	148	(8)	0	(1)
Soybean March Futures	03/2025	182	9,196	(29)	171	0
Soybean Meal March Futures	03/2025	245	7,764	455	125	0
Sugar No. 11 July Futures	06/2025	346	6,782	(321)	12	0
Sugar No. 11 March Futures	02/2025	98	2,114	(337)	14	0
Sugar No. 11 May Futures	04/2025	85	1,699	(191)	6	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	586	65,229	(1,506)	0	(147)
WTI Crude December Futures	11/2025	77	5,251	65	45	0
WTI Crude June Futures	05/2025	173	12,139	296	116	0
Zinc January Futures	01/2025	37	2,738	(91)	0	0
Zinc July Futures	07/2025	56	4,188	(106)	0	(106)
Zinc March Futures	03/2025	67	4,992	(48)	0	0
Zinc May Futures	05/2025	56	4,180	(167)	1	(34)

$(9,402)	$2,525	$(1,769)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	2,556	$(649,100)	$(806)	$33	$(66)
Aluminum January Futures	01/2025	41	(2,600)	(91)	0	0
Aluminum March Futures	03/2025	47	(3,002)	79	0	0
Aluminum May Futures	05/2025	53	(3,385)	51	0	0
Euro-Buxl 30-Year Bond March Futures	03/2025	133	(18,279)	1,070	0	(168)
Euro-Oat March Futures	03/2025	845	(108,011)	1,868	0	(131)
Euro-Schatz March Futures	03/2025	1,096	(121,459)	260	0	(40)
Gas Oil March Futures	03/2025	21	(1,445)	(36)	0	(7)
Gold 100 oz. April Futures	04/2025	1,248	(332,717)	2	0	(1,980)
Hard Red Winter Wheat July Futures	07/2025	55	(1,584)	74	0	(8)
Nickel January Futures	01/2025	49	(4,451)	361	0	0
Nickel March Futures	03/2025	34	(3,122)	358	0	0
Nickel May Futures	05/2025	36	(3,340)	197	0	0
Short Euro-BTP Italy Government Bond March Futures	03/2025	263	(29,264)	26	3	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,356	(278,806)	101	21	0
U.S. Treasury 5-Year Note March Futures	03/2025	2,121	(225,472)	1,396	199	0
U.S. Treasury 10-Year Note March Futures	03/2025	51	(5,546)	0	0	(1)
U.S. Treasury Long-Term Bond March Futures	03/2025	897	(102,118)	2,050	224	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	469	(55,767)	1,795	205	0
Wheat March Futures	03/2025	3	(83)	4	0	(1)
WTI Crude December Futures	11/2025	77	(5,251)	166	0	(45)
Zinc January Futures	01/2025	37	(2,738)	(20)	0	0
Zinc March Futures	03/2025	67	(4,992)	119	0	0
Zinc May Futures	05/2025	42	(3,135)	73	0	0

$9,097	$685	$(2,447)

Total Futures Contracts	$(305)	$3,210	$(4,216)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	141,700	$1,708	$(2,226)	$(518)	$93	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	5	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	6,260,000	(72)	324	252	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	385,260	(147)	184	37	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	2,933,000	56	441	497	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$218,380	1,246	(1,358)	(112)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	110,100	(1,453)	(6,878)	(8,331)	0	(72)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	12,450	(157)	(765)	(922)	0	(8)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		97,230	(842)	(8,272)	(9,114)	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	3,882	4,782	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	3,074	3,757	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	11,573	12,864	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	1,131	1,642	22	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	348,400	2,996	1,854	4,850	1,009	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		120,382	(73)	(2,795)	(2,868)	0	(576)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		465,300	96	189	285	0	(12)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(95)	(110)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(167)	(195)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(124)	(156)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(152)	(176)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(67)	(78)	3	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,322	1,545	0	(11)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,582	1,584	0	(11)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	2,559	2,995	0	(20)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	183	183	0	(3)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	137	142	0	(2)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	29	29	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(1,699)	(1,788)	14	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	(269)	(276)	0	(19)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	(148)	(181)	0	(13)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		50	1	(2)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	77	78	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	181	121	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	44	45	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	10	10	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	343	343	3	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	676	680	3	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	601	626	3	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	1,261	1,279	11	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	346	346	2	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	597	628	3	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		$200	0	0	0	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025		2,600	0	(6)	(6)	0	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	1,578	1,578	7	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	1,672	1,672	7	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	996	996	5	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	463	463	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	908	908	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	53	53	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(889)	(484)	0	(2)
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(345)	(178)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(519)	(266)	0	(2)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,060)	(541)	0	(5)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	84	84	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,317)	(862)	0	(7)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(240)	(185)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(776)	(929)	0	(6)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,600	88	(149)	(61)	0	(25)
Pay	UKRPI	3.466	Maturity	09/15/2034		12,800	(2)	(99)	(101)	0	(24)

Total Swap Agreements							$8,974	$7,942	$16,916	$1,349	$(962)

(j)

Securities with an aggregate market value of $46,211 and cash of $12,754 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin asset of $309 and liability of $(355) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025			$1,720		NZD	2,919	$0		$(86)
		01/2025			2,534		SGD	3,405	0		(39)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

BOA	01/2025	CNH	2,826		$388	3	0
	01/2025	JPY	2,203,439		14,451	434	0
	01/2025		$16,218	CNY	116,429	0	(84)
	01/2025		6,602	GBP	5,193	0	(102)
	01/2025		213	IDR	3,404,720	0	(3)
	01/2025		321	KRW	452,379	0	(15)
	01/2025		13,922	PLN	56,558	0	(242)
	01/2025		3,461	SGD	4,663	0	(45)
	01/2025		1,301	ZAR	23,545	0	(55)
	03/2025	MXN	11,858		$578	16	0
BPS	01/2025	CNH	41,050		5,665	71	0
	01/2025	CNY	122		17	0	0
	01/2025	IDR	30,663,829		1,878	0	(22)
	01/2025	INR	157,486		1,837	0	0
	01/2025	JPY	2,052,785		13,761	703	0
	01/2025	KRW	28,581,027		19,931	571	0
	01/2025	TWD	125,381		3,899	87	0
	01/2025		$1,073	CHF	959	0	(15)
	01/2025		2,166	CNH	15,815	0	(11)
	01/2025		5,841	CZK	139,125	0	(121)
	01/2025		289	EUR	277	0	(2)
	01/2025		8,111	IDR	129,730,287	0	(102)
	01/2025		11,974	INR	1,017,420	0	(113)
	01/2025		438	KRW	649,996	3	0
	01/2025		5,140	PLN	20,940	0	(75)
	01/2025		2,927	SGD	3,933	0	(45)
	01/2025		692	TWD	22,442	0	(10)
	01/2025		28,959	ZAR	518,347	0	(1,528)
	02/2025	CNH	18,351		$2,533	30	0
	02/2025		$235	RON	1,117	0	(3)
	03/2025	ILS	6,119		$1,713	27	0
	03/2025	KRW	648,318		438	0	(2)
	03/2025	MXN	2,237		109	3	0
	03/2025		$1,878	IDR	30,756,788	12	0
	03/2025		1,837	INR	158,300	0	(2)
	03/2025		3,681	MXN	75,533	0	(104)
	04/2025	TWD	22,312		$692	10	0
	05/2025	CNH	21,636		2,981	19	0
	10/2025	BRL	4,400		721	53	0
BRC	01/2025	CAD	18,222		12,942	260	0
	01/2025	GBP	1,369		1,738	24	0
	01/2025	TRY	1,189		33	0	0
	01/2025		$7,572	GBP	6,015	0	(43)
	01/2025		1,855	IDR	29,130,253	0	(54)
	01/2025		6,971	MYR	30,844	0	(84)
	02/2025		1,277	PHP	74,871	6	0
	02/2025		126	RON	600	0	(2)
	02/2025		3,171	TRY	118,535	44	0
	03/2025	MXN	69,923		$3,418	107	0
	03/2025	TRY	6,389		166	0	(2)
	03/2025		$908	ILS	3,235	0	(17)
BSH	04/2025	BRL	20,700		$3,667	365	0
CBK	01/2025		12,293		1,985	0	(5)
	01/2025	CNH	589		81	1	0
	01/2025	EUR	157		165	2	0
	01/2025	IDR	37,346,051		2,312	0	(1)
	01/2025	INR	1,536,109		18,015	101	0
	01/2025	KRW	2,781,132		2,008	123	0
	01/2025	TRY	34,477		974	0	(1)
	01/2025	TWD	195,828		6,151	198	0
	01/2025		$2,047	BRL	12,293	0	(57)
	01/2025		2,595	DKK	18,395	0	(38)
	01/2025		1,069	GBP	837	0	(22)
	01/2025		3,116	IDR	49,366,430	0	(60)
	01/2025		18,625	INR	1,575,484	0	(252)
	01/2025		347	KRW	508,937	0	(2)
	01/2025		960	TWD	31,499	0	(2)
	02/2025		1,764	PHP	102,540	0	(8)
	03/2025	IDR	502,938		$31	0	0
	03/2025	KRW	507,684		347	2	0
	03/2025	MXN	88		4	0	0
	03/2025		$1,294	COP	5,780,615	5	0
	03/2025		2,312	IDR	37,455,893	0	(11)
	03/2025		18,015	INR	1,542,998	0	(128)
DUB	01/2025	KRW	2,806,431		$2,011	110	0
	01/2025		$1,122	KRW	1,586,079	0	(48)
	01/2025		2,046	PLN	8,370	0	(21)
	02/2025		10,148	MXN	205,309	0	(370)
	02/2025		177	RON	840	0	(2)
	02/2025		5,955	THB	199,965	0	(73)
FAR	01/2025	AUD	15,646		$10,153	469	0
	01/2025	BRL	12,334		2,005	8	0
	01/2025	TWD	2,777		86	1	0
	01/2025		$1,992	BRL	12,334	5	0
	02/2025		2,005		12,399	0	(10)
GLM	01/2025	KRW	949,906		$691	47	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	MXN	19,035		909	1	0
	01/2025	TWD	228,033		7,042	109	0
	01/2025		$5,512	IDR	87,917,838	0	(83)
	01/2025		6,315	INR	537,589	0	(48)
	01/2025		2,300	PLN	9,366	0	(35)
	02/2025		2,612	BRL	15,073	0	(187)
	02/2025		4,571	MXN	93,067	0	(137)
	03/2025	MXN	14,092		$690	22	0
	03/2025		$3,906	BRL	23,005	0	(224)
	04/2025	BRL	71,600		$12,850	1,431	0
	07/2025		79,500		13,282	917	0
	10/2025		25,300		4,149	310	0
IND	01/2025	DKK	150,987		21,344	358	0
	01/2025		$1,157	PLN	4,706	0	(19)
JPM	01/2025	CNH	37,344		$5,163	73	0
	01/2025	IDR	3,062,177		188	0	(2)
	01/2025	INR	143,343		1,672	0	0
	01/2025	JPY	1,815,194		12,121	574	0
	01/2025	TWD	69,798		2,154	32	0
	01/2025		$3,758	HUF	1,465,892	0	(71)
	01/2025		382	IDR	6,045,173	0	(7)
	01/2025		4,330	INR	366,818	0	(53)
	01/2025		2,558	PLN	10,420	0	(36)
	01/2025		81	SGD	109	0	(1)
	03/2025		188	IDR	3,071,741	1	0
	04/2025	BRL	1,600		$285	30	0
	05/2025		$1,258	TRY	55,910	146	0
MBC	01/2025	AUD	15,971		$10,076	191	0
	01/2025	CAD	19,902		13,909	57	0
	01/2025	CHF	24,609		27,827	684	0
	01/2025	CNH	6,230		856	7	0
	01/2025	EUR	128,056		134,925	2,214	0
	01/2025	INR	66,271		774	1	0
	01/2025	KRW	3,452,132		2,483	145	0
	01/2025	SEK	3,825		350	4	0
	01/2025	TWD	184,235		5,679	78	0
	01/2025		$1,137	CNH	8,300	0	(6)
	01/2025		247	EUR	234	0	(4)
	01/2025		2,134	INR	180,578	0	(29)
	01/2025		1,368	KRW	2,021,904	1	0
	01/2025		1,477	PLN	6,026	0	(19)
	01/2025		27	SGD	37	0	(1)
	01/2025		1,078	TWD	35,068	0	(12)
	02/2025		1,689	THB	57,063	0	(10)
	03/2025		290	ILS	1,031	0	(6)
	03/2025		774	INR	66,615	0	(1)
	04/2025	TWD	34,868		$1,078	13	0
	05/2025	CNH	14,212		1,959	14	0
MYI	01/2025	DKK	50,873		7,194	124	0
	01/2025	JPY	360,900		2,355	59	0
	01/2025		$1,862	IDR	29,438,390	0	(39)
	01/2025		6,315	INR	537,591	0	(48)
	10/2025	BRL	2,000		$326	23	0
NGF	01/2025		$2,117	IDR	33,722,182	0	(33)
RYL	01/2025		1,525	CNH	11,026	0	(22)
SCX	01/2025	CHF	19		$21	1	0
	01/2025	CNH	18,525		2,564	39	0
	01/2025	GBP	314		398	5	0
	01/2025	TWD	231,675		7,147	104	0
	01/2025		$11,043	IDR	176,695,899	0	(135)
	01/2025		6,073	INR	513,625	0	(83)
	01/2025		2,559	JPY	391,700	0	(67)
	01/2025		88	KRW	129,395	0	0
	01/2025		1,593	NZD	2,780	0	(37)
	01/2025		1,011	SGD	1,359	0	(15)
	01/2025		569	TWD	18,559	0	(5)
	02/2025	CNH	150,925		$20,740	158	0
	03/2025	KRW	129,069		88	1	0
	04/2025	TWD	18,468		569	5	0
	05/2025	CNH	12,350		1,713	22	0
SOG	01/2025		$5,438	PLN	22,110	0	(88)
	02/2025		826	RON	3,936	0	(8)
SSB	01/2025		2,155	CLP	2,103,373	0	(40)
TOR	01/2025	JPY	3,479,949		$23,130	992	0
UAG	01/2025		$2,602	PLN	10,571	0	(43)
	02/2025		280	RON	1,329	0	(4)
	03/2025		65,630	JPY	10,011,637	0	(1,476)

Total Forward Foreign Currency Contracts						$12,866	$(7,273)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU «	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(46)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	40,300	$(487)	$(731)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(46)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	25,300	(329)	(430)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	25,300	(329)	(24)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(280)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(324)	(96)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	54,700	(689)	(836)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	54,700	(689)	(66)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	17,600	(89)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	17,600	(118)	(224)

$(3,865)	$(2,739)

Total Written Options	$(3,951)	$(2,785)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$98	$3	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	73	(3)	3	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,278	(141)	143	2	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	454	14	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	157	6	0

$(830)	$855	$25	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(316)	$0	$(316)
Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(148)	0	(148)

$0	$(464)	$0	$(464)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	330,923	0.000%	Monthly	02/18/2025	$65,417	$0	$(324)	$0	$(324)
MAC	Receive	PIMCODB Index	298,229	0.000%	Monthly	02/18/2025	56,589	0	(306)	0	(306)
MYI	Receive	DWRTFT Index	392	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/22/2025	5,322	0	(23)	0	(23)
Receive	DWRTFT Index	1,140	4.830% (FEDL01 plus a specified spread)	Monthly	02/19/2025	15,479	0	(69)	0	(69)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	DWRTFT Index	1,761	4.710% (FEDL01 plus a specified spread)	Monthly	03/05/2025	23,911	0	(104)	0	(104)
	Receive	DWRTFT Index	1,273	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	17,285	0	(76)	0	(76)
	Receive	DWRTFT Index	865	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025	11,745	0	(52)	0	(52)
	Receive	DWRTFT Index	799	4.820% (FEDL01 plus a specified spread)	Monthly	05/07/2025	10,849	0	(48)	0	(48)

								$0	$(1,002)	$0	$(1,002)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Synopsys Inc.	276	4.430% (FEDL01 plus a specified spread)	Monthly	01/22/2025	$134	$0	$1	$1	$0
	Pay	ConocoPhillips	4,054	4.330% (FEDL01 plus a specified spread)	Monthly	06/04/2025	402	0	1	1	0
BRC	Pay	Capital One Financial Corp.	1,835	4.430% (FEDL01 plus a specified spread)	Monthly	02/19/2025	327	0	1	1	0
GST	Pay	Amcor Plc	34,800	4.330% (FEDL01 plus a specified spread)	Monthly	12/03/2025	327	0	1	1	0
MYI	Pay	Chevron Corp.	2,870	4.330% (FEDL01 plus a specified spread)	Monthly	07/09/2025	416	0	2	2	0

								$0	$6	$6	$0

Total Swap Agreements								$(830)	$(605)	$31	$(1,466)

(l)

Securities with an aggregate market value of $12,230 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$25,834		$0	$25,834
Industrials						0	195		0	195
Utilities						0	417		0	417
U.S. Government Agencies						0	475,302		0	475,302
U.S. Treasury Obligations						0	1,132,406		0	1,132,406
Non-Agency Mortgage-Backed Securities						0	12,914		0	12,914
Asset-Backed Securities
CMBS Other						0	17,091		0	17,091
Home Equity Other						0	24,253		0	24,253
Home Equity Sequential						0	30		0	30
Whole Loan Collateral						0	12,834		0	12,834
Other ABS						0	90,463		0	90,463
Sovereign Issues						0	179,483		0	179,483
Common Stocks

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2024 (Unaudited)

Communication Services	399	0	0	399
Consumer Discretionary	829	0	0	829
Consumer Staples	462	0	0	462
Energy	774	0	0	774
Financials	312	0	0	312
Health Care	218	0	0	218
Industrials	225	0	0	225
Information Technology	762	0	0	762
Materials	726	0	0	726
Preferred Securities
Banking & Finance	0	672	0	672
Real Estate Investment Trusts
Real Estate	81,267	0	0	81,267
Commodities	0	355,016	0	355,016
Short-Term Instruments
Repurchase Agreements	0	15,200	0	15,200
U.S. Treasury Bills	0	2,809	0	2,809

	$85,974	$2,344,919	$0	$2,430,893
Investments in Affiliates, at Value
Mutual Funds	114,282	0	0	114,282
Exchange-Traded Funds	978	0	0	978
Short-Term Instruments
Central Funds Used for Cash Management Purposes	271	0	0	271

	$115,531	$0	$0	$115,531

Total Investments	$201,505	$2,344,919	$0	$2,546,424

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,673	1,998	0	4,671
Over the counter	0	12,897	0	12,897

	$2,673	$14,895	$0	$17,568
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,263)	(1,110)	0	(5,373)
Over the counter	0	(11,524)	0	(11,524)

	$(4,263)	$(12,634)	$0	$(16,897)

Total Financial Derivative Instruments	$(1,590)	$2,261	$0	$671

Totals	$199,915	$2,347,180	$0	$2,547,095

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,636	$3,584
1.000% due 07/09/2029		126	103
3.500% due 07/09/2041 þ		920	577

Total Argentina (Cost $3,697)			4,264

AUSTRALIA 1.4%
SOVEREIGN ISSUES 1.4%
Australia Government International Bond
1.750% due 06/21/2051	AUD	8,800	2,940
2.500% due 05/21/2030		15,800	9,086
Australian Capital Territory 4.750% due 10/23/2030		67,900	42,556
New South Wales Treasury Corp. 1.750% due 03/20/2034		143,800	67,843
Queensland Treasury Corp.
1.500% due 08/20/2032		62,400	30,616
1.750% due 07/20/2034		59,100	27,472
Treasury Corp. of Victoria 2.250% due 09/15/2033		69,100	34,530

Total Australia (Cost $229,818)			215,043

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	8,137

Total Belgium (Cost $8,000)			8,137

BERMUDA 0.1%
ASSET-BACKED SECURITIES 0.1%
Trinitas CLO Ltd. 5.466% due 10/20/2033 •		$10,900	10,900
TSTAT Ltd. 5.767% due 07/20/2037 •		3,404	3,406

Total Bermuda (Cost $14,304)			14,306

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	826,600	129,885
0.000% due 10/01/2025 (d)		1,146,200	167,329

Total Brazil (Cost $330,048)			297,214

CANADA 5.6%
CORPORATE BONDS & NOTES 0.3%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,000	9,211
Royal Bank of Canada
4.851% due 12/14/2026		$23,700	23,822
4.969% due 08/02/2030 •		8,300	8,240

			41,273

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	6,147	4,106
2.867% due 02/12/2055 ~		16,700	10,806

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

3.650% due 08/12/2053		4,135	2,847

			17,759

SOVEREIGN ISSUES 5.2%
Canada Government Bond
1.500% due 12/01/2044 (e)		12,597	8,695
1.750% due 12/01/2053		20,660	10,190
2.750% due 12/01/2033		132,000	92,247
4.000% due 03/01/2029		186,200	134,860
Export Development Canada 7.130% due 03/11/2029	INR	2,119,600	24,634
Province of British Columbia 4.150% due 06/18/2034	CAD	69,800	49,794
Province of Ontario 3.650% due 06/02/2033		358,900	249,148
Province of Quebec 3.600% due 09/01/2033		356,900	246,183

			815,751

Total Canada (Cost $904,000)			874,783

CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 3.8%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		$4,850	4,866
ACAS CLO Ltd. 5.784% due 10/18/2028 •		2,054	2,056
ACREC Ltd. 5.640% due 10/16/2036 •		9,160	9,164
AIMCO CLO 5.897% due 10/17/2034 •		7,700	7,727
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •		15,400	15,435
Arbor Realty Commercial Real Estate Notes Ltd.
5.862% due 11/15/2036 •		24,550	24,608
6.048% due 01/15/2037 •		22,542	22,558
Ares CLO Ltd. 5.967% due 04/17/2033 •		24,200	24,248
Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(b)		4,900	4,900
5.759% due 10/20/2034 •		11,100	11,124
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •		4,400	4,407
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •		6,200	6,215
Canyon CLO Ltd. 5.514% due 07/15/2034 •		3,000	3,000
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		11,300	11,301
5.728% due 08/14/2030 •		2,626	2,630
6.058% due 07/15/2031 •		7,906	7,921
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		6,050	6,061
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		4,574	4,583
Dryden Senior Loan Fund 5.767% due 10/19/2029 •		12,189	12,213
Elevation CLO Ltd.
5.467% due 07/25/2034 •(b)		9,300	9,300
5.926% due 01/25/2035 •		3,600	3,626
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		5,200	5,216
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		6,623	6,633
GoldenTree Loan Management U.S. CLO Ltd.
5.752% due 10/20/2034 •		3,000	3,011
5.785% due 04/24/2031 •		14,929	14,948
GPMT Ltd. 5.740% due 07/16/2035 •		5,742	5,685
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		6,500	6,523
ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		9,900	9,900
5.917% due 04/17/2034 •		12,100	12,121
Jamestown CLO Ltd.
5.583% due 07/25/2034 •		9,900	9,900
5.896% due 07/25/2035 •		11,500	11,533
KKR CLO Ltd.
5.834% due 07/18/2030 •		3,472	3,478
5.868% due 07/15/2030 •		3,498	3,503
6.087% due 02/09/2035 •		14,400	14,462
LCM Ltd. 5.717% due 07/20/2030 •		3,174	3,175

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

LoanCoreIssuer Ltd.
5.812% due 11/15/2038 •	13,721	13,787
6.148% due 01/17/2037 •	10,139	10,211
Madison Park Funding Ltd. 5.812% due 10/18/2030 •	11,268	11,287
Magnetite Ltd. 5.806% due 10/15/2031 •	5,527	5,538
Marathon CLO Ltd.
5.856% due 04/15/2032 •	8,683	8,698
5.997% due 01/20/2033 •	16,600	16,620
Marble Point CLO Ltd. 5.958% due 10/15/2030 •	1,167	1,169
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	1,869	1,863
MidOcean Credit CLO 5.833% due 02/20/2031 •	4,790	4,801
Mountain View ClO Ltd. 6.077% due 10/15/2034 •	9,800	9,815
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •	7,257	7,262
Ocean Trails CLO 5.946% due 07/15/2034 •	11,700	11,735
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •	5,463	5,472
OFSI BSL X Ltd. 5.824% due 04/20/2034 •	6,000	6,012
OSD CLO Ltd. 5.779% due 04/17/2031 ~	5,301	5,310
OZLM Ltd. 6.039% due 07/20/2032 •	13,933	13,961
Rad CLO Ltd.
5.856% due 04/25/2032 •	4,707	4,717
6.216% due 01/25/2033 •	14,950	14,978
Regatta Funding Ltd.
5.826% due 10/25/2031 •	9,851	9,869
5.856% due 01/15/2033 •	9,700	9,730
Romark CLO Ltd. 5.918% due 10/23/2030 •	7,310	7,324
Sandstone Peak Ltd. 5.936% due 10/15/2034 •	4,900	4,918
Sound Point CLO Ltd.
5.906% due 01/25/2032 •	8,200	8,211
5.918% due 04/15/2031 •	1,514	1,517
6.088% due 07/15/2034 •	7,400	7,415
6.089% due 07/20/2032 •	15,350	15,385
Starwood Mortgage Trust 5.948% due 11/15/2038 •	18,713	18,725
Trinitas CLO Ltd.
5.966% due 01/25/2034 •	9,800	9,817
5.996% due 04/25/2033 •	14,500	14,516
Venture CLO Ltd.
5.491% due 10/20/2034 •	1,500	1,500
5.869% due 07/20/2030 •	9,686	9,703
Vibrant CLO Ltd. 5.999% due 07/20/2032 •	8,213	8,230
Voya CLO Ltd. 5.918% due 10/15/2030 •	3,723	3,729
Wind River CLO Ltd. 6.058% due 01/15/2031 •	555	556

		592,412

CORPORATE BONDS & NOTES 0.1%
Sands China Ltd. 5.400% due 08/08/2028	9,200	9,103

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028	9,700	9,808

Total Cayman Islands (Cost $610,215)		611,323

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029	$14,300	14,175

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Chile (Cost $14,289)			14,175

CHINA 0.8%
SOVEREIGN ISSUES 0.8%
China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,910
3.190% due 04/15/2053		8,080	1,391
3.530% due 10/18/2051		707,500	127,390

Total China (Cost $115,663)			130,691

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.3%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	6,405	689
1.500% due 10/01/2053		27,282	3,153
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		44,131	5,105
Nykredit Realkredit AS
1.000% due 04/01/2025		266,800	36,930
1.000% due 10/01/2053		2	0
1.500% due 10/01/2052		32,812	3,790
Realkredit Danmark AS
1.500% due 10/01/2053		35,462	4,096

Total Denmark (Cost $60,551)			53,763

FRANCE 1.7%
CORPORATE BONDS & NOTES 0.4%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	13,934
5.896% due 07/13/2026		24,800	25,171
BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,521
5.738% due 02/20/2035 •		13,300	13,348
Societe Generale SA 3.337% due 01/21/2033 •		5,800	4,905

			69,879

SOVEREIGN ISSUES 1.3%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	6,901
0.750% due 05/25/2052		110,850	58,216
2.000% due 05/25/2048		68,400	53,186
3.000% due 06/25/2049		42,100	39,472
3.250% due 05/25/2045		38,900	38,579

			196,354

Total France (Cost $385,227)			266,233

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	33,700	33,939
1.750% due 11/19/2030 •		4,400	4,204
2.129% due 11/24/2026 •		$10,600	10,331
2.552% due 01/07/2028 •		8,200	7,801
3.035% due 05/28/2032 •		9,900	8,489
3.547% due 09/18/2031 •		9,700	8,713

			73,477

SOVEREIGN ISSUES 0.3%
Bundesrepublik Deutschland Bonds 2.300% due 02/15/2033	EUR	44,500	46,200

Total Germany (Cost $132,478)			119,677

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.500% due 03/26/2036		$14,000	13,124
6.250% due 09/22/2032		17,400	17,774
7.625% due 03/29/2041		600	666

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Hungary (Cost $31,705)			31,564

IRELAND 2.5%
ASSET-BACKED SECURITIES 2.5%
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	1,806	1,872
Arbour CLO DAC
4.126% due 12/15/2038 •		12,300	12,753
4.320% due 11/15/2037 •		10,100	10,468
4.353% due 05/15/2038 •		3,900	4,045
Ares European CLO DAC
4.128% due 10/21/2034 •		3,000	3,115
4.134% due 01/15/2036 •		8,335	8,617
Aurium CLO DAC 3.849% due 04/16/2030 •		7,413	7,665
Blackrock European CLO DAC 3.804% due 10/15/2031 •		5,585	5,779
BNPP AM Euro CLO DAC 3.829% due 10/15/2031 •		1,867	1,930
Cairn CLO DAC 3.726% due 01/31/2030 •		3,318	3,431
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •		15,197	15,743
Contego CLO DAC 3.999% due 01/15/2031 •		6,682	6,927
Cumulus Static CLO DAC 4.223% due 11/15/2033 •		14,138	14,679
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •		5,474	5,663
3.834% due 10/15/2031 •		12,960	13,413
3.869% due 07/21/2030 •		4,551	4,713
4.298% due 10/23/2034 •		25,448	26,384
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		14,438	14,973
Dryden Euro CLO DAC
4.119% due 01/15/2034 •		9,500	9,839
4.208% due 04/18/2033 •		3,000	3,106
Harvest CLO DAC 3.824% due 10/15/2031 •		8,495	8,792
Hayfin Emerald CLO
3.975% due 11/17/2037 •		16,900	17,519
4.558% due 07/18/2038 •		13,600	14,108
Hayfin Emerald CLO DAC 1.000% due 01/22/2039 •(b)		5,500	5,697
Indigo Credit Management DAC 4.004% due 07/15/2038 •		28,000	29,004
Invesco Euro CLO DAC 4.553% due 10/30/2038 •		15,700	16,258
Jubilee CLO DAC 3.834% due 04/15/2031 •		8,700	8,951
Man GLG Euro CLO DAC
3.576% due 12/15/2031 •		12,121	12,552
3.859% due 10/15/2030 •		331	343
Palmer Square European Loan Funding DAC
3.690% due 05/15/2034 •		21,000	21,753
3.881% due 05/15/2033 •		4,480	4,639
4.164% due 01/15/2033 •		4,981	5,174
4.338% due 05/15/2034 •		22,500	23,301
Providus CLO DAC 4.344% due 10/15/2038 •		10,300	10,683
Rockford Tower Europe CLO DAC 4.058% due 01/24/2035 •		12,200	12,600
Segovia European CLO DAC 4.036% due 01/25/2035 •		7,000	7,235
St Pauls CLO 4.065% due 01/17/2032 •		11,344	11,726

			385,450

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$3,600	3,449

Total Ireland (Cost $416,810)			388,899

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	29,124
4.500% due 01/17/2033		$11,200	10,291
5.375% due 03/12/2029		19,550	19,514

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

5.500% due 03/12/2034 (h)		22,500	22,064
5.750% due 03/12/2054		22,900	20,979

Total Israel (Cost $108,369)			101,972

ITALY 0.7%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,893
2.625% due 04/28/2025		8,000	8,263
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,347
8.248% due 11/21/2033 •		13,200	14,814
Nexi SpA 2.125% due 04/30/2029	EUR	6,400	6,325

			60,642

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$18,800	18,941
Italy Buoni Poliennali Del Tesoro 0.000% due 04/01/2026 (d)	EUR	13,600	13,704
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	7,541

			40,186

Total Italy (Cost $104,567)			100,828

JAPAN 5.5%
CORPORATE BONDS & NOTES 0.3%
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$2,294	2,262
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,769
Olympus Corp. 2.143% due 12/08/2026		8,700	8,262
Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,340
5.200% due 03/07/2029		16,400	16,529

			41,162

SOVEREIGN ISSUES 5.2%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		43,400	42,253
Japan Government International Bond
0.100% due 01/01/2026	JPY	8,600,000	54,482
0.100% due 03/10/2028 (e)		15,232,969	100,637
0.100% due 03/10/2029 (e)		4,861,578	32,211
0.400% due 06/20/2029		6,120,000	38,358
0.500% due 09/20/2046		10,110,000	47,682
0.500% due 03/20/2049		11,846,000	53,144
0.700% due 12/20/2048		11,590,000	54,990
0.700% due 06/20/2051		9,715,000	43,733
0.700% due 12/20/2051		590,000	2,629
1.000% due 03/20/2052		2,860,000	13,796
1.100% due 09/20/2042		9,710,000	55,613
1.300% due 06/20/2052		1,760,000	9,142
1.400% due 03/20/2053		1,390,000	7,336
1.500% due 09/20/2043		12,660,000	76,440
1.800% due 03/20/2054		9,373,400	54,039
2.200% due 06/20/2054		6,332,000	39,886
2.200% due 03/20/2064		8,582,000	50,112
Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	44,301

			820,784

Total Japan (Cost $1,150,095)			861,946

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		$5,100	5,125
GoldenTree Loan Management U.S. CLO Ltd. 6.287% due 01/20/2034 •		13,900	13,928

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

VerdeliteStatic CLO Ltd. 5.747% due 07/20/2032 •		9,595	9,612

			28,665

CORPORATE BONDS & NOTES 0.0%
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		4,000	3,999

Total Jersey, Channel Islands (Cost $32,595)			32,664

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.0%
Logicor Financing SARL 1.625% due 07/15/2027	EUR	1,300	1,295

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Telecom Serbia 4.004% (TSFR3M + 6.000%) due 06/11/2029 «~		19,400	20,299

Total Luxembourg (Cost $22,437)			21,594

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	2,966
4.550% due 04/21/2050		3,300	2,802
4.800% due 04/21/2060		4,200	3,636

			9,404

SOVEREIGN ISSUES 1.5%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	79,740	16,756
3.519% due 04/20/2028		765,672	171,033
4.054% due 04/18/2039		174,200	39,404

			227,193

Total Malaysia (Cost $232,325)			236,597

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	4,597

Total Mexico (Cost $5,678)			4,597

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$15,200	14,876
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		41,800	42,304

Total Netherlands (Cost $57,000)			57,180

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	300	144

Total New Zealand (Cost $209)			144

NIGERIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	12,100	12,477

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Nigeria (Cost $12,612)			12,477

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	12,222

Total Norway (Cost $15,072)			12,222

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,488
3.230% due 07/28/2121		3,300	1,745
5.400% due 08/12/2034	PEN	32,500	7,910
6.150% due 08/12/2032		173,600	45,917
6.900% due 08/12/2037		237,800	63,182
6.950% due 08/12/2031		19,300	5,415

Total Peru (Cost $132,749)			126,657

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	23,489
4.250% due 02/14/2043		6,230	6,700
4.625% due 03/18/2029		$14,800	14,651
4.875% due 10/04/2033		7,800	7,504
5.125% due 09/18/2034		23,000	22,307
5.500% due 04/04/2053		6,700	6,196

Total Poland (Cost $82,043)			80,847

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy
2.250% due 07/12/2031		$10,200	8,601
3.125% due 07/12/2041		1,600	1,184
3.300% due 07/12/2051		4,600	3,157

Total Qatar (Cost $16,321)			12,942

REPUBLIC OF KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Government International Bond 4.000% due 12/10/2031	KRW	28,674,710	20,697

Total Republic of Korea (Cost $21,655)			20,697

ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	8,066
1.750% due 07/13/2030		12,500	10,844
2.000% due 01/28/2032		1,400	1,153
2.000% due 04/14/2033		1,700	1,340
2.124% due 07/16/2031		800	685
2.125% due 03/07/2028		14,800	14,404
2.625% due 12/02/2040		7,700	5,110
2.750% due 04/14/2041		4,445	2,990
2.875% due 04/13/2042		17,900	12,045
3.750% due 02/07/2034		12,500	11,115
5.000% due 09/27/2026		7,300	7,746
5.125% due 09/24/2031		38,780	39,300
5.500% due 09/18/2028		9,000	9,687
5.625% due 05/30/2037		13,500	13,426
6.375% due 09/18/2033		17,200	18,582
6.625% due 09/27/2029		13,100	14,634

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Romania (Cost $204,037)			171,127

SAUDI ARABIA 1.1%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$1,200	1,025

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,874
4.750% due 01/18/2028		32,100	31,923
4.750% due 01/16/2030		51,500	50,619
4.875% due 07/18/2033		34,700	33,639
5.000% due 01/16/2034		53,800	52,321
5.000% due 01/18/2053		1,000	847

			173,223

Total Saudi Arabia (Cost $176,927)			174,248

SERBIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Mercury Projects Finance PLC 7.688% (EUR003M + 2.970%) due 08/11/2030 «~	EUR	25,700	27,582

Total Serbia (Cost $27,680)			27,582

SINGAPORE 0.6%
SOVEREIGN ISSUES 0.6%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	10,768	7,388
3.250% due 06/01/2054		110,329	88,073

Total Singapore (Cost $89,097)			95,461

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	461,300	21,728
8.000% due 01/31/2030		1,044,300	53,028
8.875% due 02/28/2035		1,054,500	50,890

Total South Africa (Cost $136,980)			125,646

SOUTH KOREA 2.5%
SOVEREIGN ISSUES 2.5%
Korea Government International Bond
1.375% due 12/10/2029	KRW	22,106,220	13,995
1.500% due 12/10/2030		19,549,520	12,250
2.375% due 12/10/2028		165,593,510	110,658
2.625% due 06/10/2028		226,380,130	152,860
3.250% due 06/10/2033		62,765,110	43,296
3.250% due 03/10/2053		65,970,120	48,549
4.250% due 12/10/2032		23,294,460	17,187

Total South Korea (Cost $455,786)			398,795

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$4,400	4,235
CaixaBank SA 6.208% due 01/18/2029 •		9,700	9,942

			14,177

SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	3,733
Spain Government International Bond
0.850% due 07/30/2037		2,700	2,108
1.450% due 10/31/2071		26,890	14,256
1.900% due 10/31/2052		6,450	4,691
2.500% due 05/31/2027		48,200	50,144
3.450% due 07/30/2066		58,320	56,707

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

3.900% due 07/30/2039		14,300	15,719
5.250% due 04/06/2029	GBP	900	1,145

			148,503

Total Spain (Cost $229,001)			162,680

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
European Union 2.875% due 10/05/2029	EUR	48,500	51,087
Inter-American Development Bank 2.500% due 04/14/2027	AUD	15,000	8,955

Total Supranational (Cost $62,854)			60,042

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS AG 5.000% due 07/09/2027		$3,900	3,924
UBS Group AG
3.091% due 05/14/2032 •		4,800	4,177
3.869% due 01/12/2029 •		7,680	7,399
4.194% due 04/01/2031 •		17,800	16,827
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	10,900	11,296
4.282% due 01/09/2028		$900	880
4.550% due 04/17/2026		2,600	2,592
5.428% due 02/08/2030 •		7,100	7,148
5.617% due 09/13/2030 •		11,500	11,686
5.699% due 02/08/2035 •		2,200	2,215
6.373% due 07/15/2026 •		16,200	16,319
6.442% due 08/11/2028 •		4,500	4,651
6.537% due 08/12/2033 •		61,000	64,696

Total Switzerland (Cost $150,216)			153,810

THAILAND 1.3%
SOVEREIGN ISSUES 1.3%
Thailand Government International Bond 2.500% due 11/17/2029	THB	6,637,780	198,595

Total Thailand (Cost $195,966)			198,595

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		$47,100	45,106
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		6,600	6,738

Total United Arab Emirates (Cost $53,328)			51,844

UNITED KINGDOM 5.0%
CORPORATE BONDS & NOTES 2.3%
Barclays PLC
4.375% due 01/12/2026		$550	548
5.262% due 01/29/2034 •	EUR	8,200	9,405
5.674% due 03/12/2028 •		$9,800	9,926
5.690% due 03/12/2030 •		18,000	18,181
6.490% due 09/13/2029 •		6,600	6,867
HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,722
4.041% due 03/13/2028 •		4,100	4,015
4.292% due 09/12/2026 •		11,000	10,954
4.583% due 06/19/2029 •		7,400	7,254
5.597% due 05/17/2028 •		16,900	17,085
6.034% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,566
Lloyds Banking Group PLC
5.590% due 11/26/2035 •		12,300	12,201
5.721% due 06/05/2030 •		28,500	28,989
Nationwide Building Society 2.972% due 02/16/2028 •		13,800	13,215
NatWest Group PLC
4.892% due 05/18/2029 •		300	297
5.076% due 01/27/2030 •		5,732	5,677
5.516% due 09/30/2028 •		10,500	10,636
5.778% due 03/01/2035 •		51,000	51,423

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

PanamaInfrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		33,409	22,634
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		18,200	17,704
Santander U.K. PLC 5.283% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	45,963
Standard Chartered PLC
2.608% due 01/12/2028 •		$11,100	10,573
6.187% due 07/06/2027 •		18,000	18,307
6.296% due 07/06/2034 •		5,400	5,609
6.750% due 02/08/2028 •		14,000	14,442

			356,193

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(g)	EUR	3,300	3,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
EuroMASTR PLC 5.046% due 06/15/2040 •	GBP	67	82
Eurosail PLC
3.126% due 12/15/2044 •	EUR	1,955	2,019
5.546% due 09/13/2045 •	GBP	578	720
5.796% due 06/13/2045 •		178	222
Great Hall Mortgages PLC
4.812% due 06/18/2039 •		$42	42
4.986% due 06/18/2039 •	GBP	1	1
Ludgate Funding PLC 3.486% due 01/01/2061 •	EUR	90	91
Mansard Mortgages PLC 5.496% due 12/15/2049 •	GBP	2,129	2,641
Mortimer BTL PLC 5.403% due 06/23/2053 ~		13,525	16,925
Newgate Funding PLC
3.486% due 12/15/2050 •	EUR	3,424	3,512
3.566% due 12/01/2050 •		2,301	2,224
4.136% due 12/15/2050 •		833	829
4.386% due 12/15/2050 •		1,366	1,328
5.047% due 12/15/2050 •	GBP	1,905	2,291
5.052% due 12/01/2050 •		31	38
5.847% due 12/15/2050 •		1,833	2,253
6.097% due 12/15/2050 •		1,033	1,253
Resloc U.K. PLC
5.006% due 12/15/2043 •		318	390
5.066% due 12/15/2043 •		548	656
Ripon Mortgages PLC 5.427% due 08/28/2056 •		60,004	75,189
RMAC Securities PLC
3.700% due 06/12/2044 •	EUR	61	61
4.848% due 06/12/2044 •		$137	134
4.996% due 06/12/2044 •	GBP	984	1,208
5.016% due 06/12/2044 •		2,691	3,311
Stratton Mortgage Funding PLC 5.626% due 06/28/2050 •		6,528	8,174
Towd Point Mortgage Funding 5.719% due 07/20/2053 •		21,201	26,599
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		23,035	28,910
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	5,075
5.653% due 12/21/2049 ~		18,641	23,432
6.376% due 12/21/2049 •		6,230	7,861
6.876% due 12/21/2049 •		3,115	3,898
7.376% due 12/21/2049 •		1,780	2,218
7.876% due 12/21/2049 •		1,780	2,199

			225,786

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		38,900	18,185
1.250% due 07/31/2051		47,100	26,393
1.500% due 07/31/2053		29,830	17,402
1.750% due 01/22/2049		28,000	19,050
4.250% due 12/07/2040		40,600	47,020
4.375% due 07/31/2054		46,700	51,806

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

4.500% due 06/07/2028	25,000	31,467

		211,323

Total United Kingdom (Cost $925,884)		796,720

UNITED STATES 66.6%
ASSET-BACKED SECURITIES 2.9%
ABFC Trust 4.713% due 01/25/2037 •	$3,728	2,621
ACE Securities Corp. Home Equity Loan Trust
4.593% due 11/25/2036 •	3,802	1,524
5.038% due 02/25/2036 •	15,595	13,686
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.393% due 06/25/2029 •	163	162
AREIT LLC 6.624% due 06/17/2039 •	9,700	9,726
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.453% due 02/25/2034 •	167	168
Asset-Backed Securities Corp. Home Equity Loan Trust
5.548% due 02/25/2035 •	2,864	2,831
5.862% due 04/15/2033 •	280	278
BDS Ltd. 6.166% due 03/19/2039 •	20,120	20,172
Bear Stearns Asset-Backed Securities Trust 5.253% due 10/27/2032 •	8	8
Citigroup Mortgage Loan Trust
4.251% due 10/25/2037 þ	815	767
4.513% due 07/25/2045 •	181	125
4.713% due 03/25/2037 •	1,492	1,314
4.753% due 12/25/2036 •	6,015	2,181
4.773% due 12/25/2036 •	2,202	1,196
4.813% due 01/25/2037 •	4,150	2,967
4.843% due 06/25/2037 •	1,289	1,280
4.903% due 08/25/2036 •	14,093	13,667
4.973% due 03/25/2036 •	3,889	3,513
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(d)	4,434	1,802
5.150% due 11/25/2054 «	14,341	14,362
5.350% due 11/25/2054 «	14,340	14,335
5.450% due 11/25/2054 «	3,682	3,681
5.750% due 11/25/2054 «	1,841	1,840
6.600% due 11/25/2054 «	2,379	2,378
8.750% due 11/25/2054 «	1,381	1,381
Countrywide Asset-Backed Certificates Trust
4.130% due 12/25/2034 •	8,106	7,820
4.393% due 08/25/2035 ~	248	227
4.593% due 08/25/2037 •	3,354	3,028
4.653% due 06/25/2047 •	4,821	4,170
4.713% due 12/25/2036 •	836	761
4.733% due 05/25/2035 •	1,462	1,415
4.733% due 06/25/2035 •	5,255	4,703
4.913% due 04/25/2047 •	11,258	10,307
4.933% due 03/25/2036 •	813	728
5.133% due 12/25/2036 •	206	164
5.428% due 01/25/2036 •	12,598	12,289
5.458% due 10/25/2035 •	1,053	1,047
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	12	12
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	3	1
First Franklin Mortgage Loan Trust 5.353% due 03/25/2034 •	3,332	3,326
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	6,122	6,057
Fremont Home Loan Trust
4.753% due 10/25/2036 •	6,231	2,467
4.993% due 02/25/2036 •	7,522	6,645
GSAA Home Equity Trust
4.813% due 03/25/2036 •	5,944	1,924
5.995% due 03/25/2046 ~	803	295
GSAMP Trust
4.713% due 12/25/2046 •	7,428	3,817
4.723% due 03/25/2047 •	1,182	962
Home Equity Asset Trust 5.053% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
4.623% due 04/25/2037 •	3,420	2,381
4.693% due 04/25/2037 •	7,202	4,832
HSI Asset Securitization Corp. Trust
4.973% due 04/25/2037 •	6,196	3,163
5.068% due 01/25/2036 •	4,500	4,236
JP Morgan Mortgage Acquisition Trust
4.673% due 08/25/2036 •	39	29
4.723% due 07/25/2036 •	2,258	2,003

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

LCCMTrust 5.712% due 12/13/2038 •	1,056	1,056
Long Beach Mortgage Loan Trust
4.973% due 08/25/2045 •	2,079	2,018
5.013% due 10/25/2034 •	12	11
MASTR Asset-Backed Securities Trust
4.653% due 08/25/2036 •	6,121	2,075
4.753% due 03/25/2036 •	562	332
4.753% due 10/25/2036 •	10,925	3,523
4.893% due 10/25/2036 •	3,251	1,048
5.188% due 10/25/2035 •	9,859	9,543
Merrill Lynch Mortgage Investors Trust
4.613% due 09/25/2037 •	21	4
4.693% due 02/25/2037 •	42	12
5.173% due 05/25/2036 •	66	65
MF1 LLC 6.516% due 06/19/2037 •	14,077	14,099
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 10/25/2036 •	595	523
4.593% due 05/25/2037 •	2,547	1,929
4.603% due 11/25/2036 •	8,451	4,722
4.653% due 05/25/2037 •	27,286	15,369
4.933% due 06/25/2036 •	3,444	1,750
Morgan Stanley Home Equity Loan Trust
4.623% due 04/25/2037 •	9,016	4,627
4.683% due 04/25/2037 •	6,638	3,407
4.803% due 04/25/2037 •	955	490
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,294	269
Morgan Stanley Structured Trust 4.753% due 06/25/2037 •	7,595	6,961
New Century Home Equity Loan Trust 5.578% due 10/25/2033 •	4,207	4,171
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.888% due 03/25/2036 •	1,243	1,241
5.083% due 02/25/2036 •	9,896	9,050
Nomura Resecuritization Trust 3.633% due 12/26/2037 ~	8,088	6,895
NovaStar Mortgage Funding Trust 4.713% due 03/25/2037 •	13,948	8,793
Option One Mortgage Loan Trust
4.673% due 05/25/2037 •	1,764	1,047
4.733% due 02/25/2037 •	11,754	5,498
5.233% due 02/25/2035 •	2,481	2,341
PRET LLC 4.843% due 09/25/2051 þ	17,707	17,625
Project Panama SPV LLC 0.000% due 12/20/2054 «~	15,804	15,817
RAAC Trust 4.953% due 02/25/2037 •	4,294	4,168
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,362
5.675% due 06/25/2037 þ	16,477	3,952
5.731% due 11/25/2036 þ	26,069	8,867
Residential Asset Mortgage Products Trust
4.893% due 12/25/2035 •	1,462	1,314
5.053% due 03/25/2036 •	651	640
Residential Asset Securities Corp. Trust 5.293% due 09/25/2034 •	482	471
Saxon Asset Securities Trust 6.203% due 12/25/2037 •	4,045	3,450
Securitized Asset-Backed Receivables LLC Trust
4.583% due 05/25/2037 •	159	119
4.793% due 08/25/2036 •	1,134	364
SMB Private Education Loan Trust
3.940% due 02/16/2055	13,427	12,860
6.048% due 02/16/2055 •	1,466	1,486
Soundview Home Loan Trust
4.573% due 11/25/2036 •	32	9
4.858% due 12/25/2036 •	6,165	6,067
4.953% due 11/25/2036 •	7,285	6,783
Structured Asset Investment Loan Trust 5.403% due 07/25/2033 •	2,754	2,663
Structured Asset Securities Corp. Mortgage Loan Trust
4.613% due 03/25/2036 •	1,065	1,022
4.683% due 05/25/2047 •	2,545	2,456
4.893% due 12/25/2036 •	19,167	17,235
WaMu Asset-Backed Certificates WaMu Trust 4.743% due 05/25/2037 •	3,898	3,375

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

WellsFargo Home Equity Asset-Backed Securities Trust 4.798% due 01/25/2037 •		13,732	13,433

			448,183

CORPORATE BONDS & NOTES 4.7%
Bank of America Corp.
5.202% due 04/25/2029 •		4,500	4,522
5.468% due 01/23/2035 •		11,000	11,017
Bayer U.S. Finance LLC 4.250% due 12/15/2025		10,300	10,236
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	12,747
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		$14,300	14,289
Broadcom, Inc. 2.450% due 02/15/2031		100	86
Charter Communications Operating LLC
3.750% due 02/15/2028		99	94
3.900% due 06/01/2052		6,400	4,122
3.950% due 06/30/2062		8,700	5,311
Citigroup, Inc.
3.290% due 03/17/2026 •		8,500	8,469
4.542% due 09/19/2030 •		54,200	52,678
5.174% due 02/13/2030 •		20,900	20,890
5.449% due 06/11/2035 •		38,600	38,297
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		16,825	2,103
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,203
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,826
2.900% due 02/16/2028		900	831
2.900% due 02/10/2029		7,500	6,721
3.375% due 11/13/2025		21,100	20,778
GA Global Funding Trust 2.250% due 01/06/2027		7,400	7,007
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		32,850	31,458
5.330% due 07/23/2035 •		10,400	10,211
5.586% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,628
5.727% due 04/25/2030 •		15,000	15,314
6.484% due 10/24/2029 •		15,200	15,931
JPMorgan Chase & Co.
4.603% due 10/22/2030 •		15,000	14,719
4.995% due 07/22/2030 •		6,700	6,673
5.012% due 01/23/2030 •		42,000	41,969
6.087% due 10/23/2029 •		20,900	21,683
Las Vegas Sands Corp. 5.900% due 06/01/2027		13,900	14,105
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	6,144
Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,478
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	26,200	27,221
3.790% due 03/21/2030 •		21,900	23,286
4.654% due 10/18/2030 •		$27,600	27,017
5.173% due 01/16/2030 •		40,100	40,169
5.320% due 07/19/2035 •		10,800	10,628
5.466% due 01/18/2035 •		7,700	7,661
6.407% due 11/01/2029 •		15,700	16,404
Oracle Corp. 1.650% due 03/25/2026		20,600	19,870
Organon & Co. 4.125% due 04/30/2028		3,700	3,479
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	187
3.500% due 08/01/2050		500	343
3.950% due 12/01/2047		900	673
4.000% due 12/01/2046		800	605
4.250% due 03/15/2046		500	396
4.300% due 03/15/2045		600	481
4.400% due 03/01/2032		2,500	2,355
4.500% due 07/01/2040		300	259
4.550% due 07/01/2030		600	581
4.600% due 06/15/2043		1,100	929
4.750% due 02/15/2044		1,207	1,034
4.950% due 07/01/2050		100	87
Philip Morris International, Inc. 4.875% due 02/13/2029		13,000	12,988
Principal Life Global Funding 1.375% due 01/10/2025		5,100	5,096
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		18,300	18,573
Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,475

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

4.897% due 07/25/2033 •	10,000	9,661
5.198% due 01/23/2030 •	16,100	16,150
5.211% due 12/03/2035 •	33,100	32,220
5.389% due 04/24/2034 •	20,200	19,984
5.499% due 01/23/2035 •(h)	15,000	14,944
6.303% due 10/23/2029 •	13,600	14,157

		743,453

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 6.781% due 12/15/2031 ~	12,687	12,675
Project Hudson II 7.730% due 05/29/2026 «	7,500	7,613

		20,288

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.332% due 06/01/2027	5,000	4,722
2.532% due 06/01/2028	3,300	3,056
3.487% due 06/01/2036	7,700	6,352
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	8,342	8,365

		22,613

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
ACRA Trust 5.608% due 10/25/2064 þ	2,982	2,979
Adjustable Rate Mortgage Trust 5.798% due 09/25/2035 ~	39	34
American Home Mortgage Assets Trust 4.643% due 05/25/2046 •	121	102
Angel Oak Mortgage Trust 4.750% due 09/26/2067 þ	10,059	9,910
BAMLL Commercial Mortgage Securities Trust
3.050% due 08/01/2052 «(b)(g)	40,000	37,000
5.562% due 09/15/2038 •	15,200	14,501
Banc of America Funding Trust
2.372% due 03/20/2036 ~	24	23
4.624% due 10/20/2046 ~	28	23
5.100% due 01/20/2047 ~	44	38
5.500% due 01/25/2036	12	12
6.000% due 03/25/2037	112	85
6.454% due 02/20/2036 ~	263	247
6.639% due 11/20/2034 ~	116	113
Banc of America Mortgage Trust
4.899% due 04/25/2035 ~	51	49
5.598% due 06/25/2035 ~	52	45
5.775% due 09/25/2035 ~	10	8
BCAP LLC Trust
4.717% due 01/26/2047 •	121	117
5.250% due 02/26/2036 ~	413	162
5.250% due 04/26/2037	691	389
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	28	24
5.629% due 02/25/2034 ~	5	5
6.105% due 07/25/2034 ~	13	12
6.363% due 11/25/2034 ~	1	1
6.538% due 10/25/2033 ~	16	16
6.912% due 05/25/2034 ~	51	48
7.108% due 01/25/2035 ~	58	58
Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~	561	375
4.408% due 11/25/2036 ~	204	86
4.563% due 08/25/2036 ~	879	414
4.849% due 08/25/2036 ~	112	72
5.031% due 11/25/2035 ~	29	22
5.151% due 09/25/2035 ~	1,448	840
5.434% due 01/25/2036 ~	57	53
Bear Stearns Structured Products, Inc. Trust 4.219% due 12/26/2046 ~	20	16
Chase Mortgage Finance Trust
5.300% due 07/25/2037 ~	335	270
6.620% due 02/25/2037 ~	54	53
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 05/25/2036 •	294	272
CIM Trust 5.500% due 08/25/2064 ~	6,322	6,301
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037	28	23

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

CitigroupMortgage Loan Trust
3.000% due 11/27/2051 ~	33,155	27,694
4.554% due 03/25/2037 ~	141	136
4.959% due 09/25/2037 ~	263	240
5.635% due 07/25/2046 ~	317	294
6.223% due 08/25/2035 ~	6	5
7.410% due 05/25/2035 •	7	7
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 5.072% due 09/25/2035 ~	691	608
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	9,476	8,890
Countrywide Alternative Loan Trust
4.674% due 02/25/2037 ~	48	42
4.675% due 09/20/2046 •	821	827
4.695% due 07/20/2046 •	230	190
4.733% due 04/25/2047 •	457	410
4.803% due 05/25/2037 •	315	100
4.833% due 09/25/2046 •	237	226
4.853% due 09/25/2035 •	99	59
4.873% due 07/25/2046 •	23	20
4.903% due 09/25/2035 •	846	511
4.905% due 03/20/2046 •	37	31
4.905% due 05/20/2046 •	321	276
5.000% due 11/25/2035	2,959	1,551
5.013% due 02/25/2037 •	137	114
5.250% due 06/25/2035	63	46
6.075% due 11/25/2047 •	1,075	914
6.205% due 11/25/2047 •	2,497	2,125
6.225% due 08/25/2035 •	121	112
6.250% due 08/25/2037	282	133
6.325% due 11/25/2035 •	131	112
6.500% due 08/25/2032	2	2
6.865% due 11/25/2035 •	127	113
Countrywide Home Loan Mortgage Pass-Through Trust
4.400% due 03/25/2037 ~	79	67
4.409% due 02/25/2047 ~	96	82
4.417% due 09/20/2036 ~	64	56
4.522% due 05/20/2036 ~	152	138
4.620% due 04/20/2036 ~	2,077	1,824
4.993% due 03/25/2035 •	190	175
5.033% due 04/25/2035 •	216	203
5.093% due 03/25/2035 •	196	178
5.113% due 02/25/2035 •	5	5
5.165% due 11/25/2034 ~	195	184
6.000% due 08/25/2037	991	466
7.210% due 02/20/2036 •	163	147
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	2,642	2,115
5.912% due 07/15/2038 •	4,800	4,288
6.421% due 10/25/2037 ~	1,271	739
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.733% due 07/25/2047 •	236	214
4.833% due 08/25/2047 •	5,885	4,892
5.203% due 10/25/2047 •	2,547	1,981
Downey Savings & Loan Association Mortgage Loan Trust 5.121% due 07/19/2045 •	3	0
Extended Stay America Trust 5.591% due 07/15/2038 •	22,636	22,666
First Horizon Mortgage Pass-Through Trust 6.743% due 08/25/2035 ~	44	32
GCAT Trust 3.000% due 04/25/2052 ~	14,832	12,437
GreenPoint Mortgage Funding Trust
4.813% due 01/25/2037 •	254	227
4.873% due 04/25/2036 •	161	142
4.993% due 11/25/2045 •	40	36
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~	4	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,588	4,491
2.500% due 04/25/2052 ~	6,995	5,600
3.000% due 09/25/2052 ~	33,140	27,724
3.750% due 10/25/2057	2,116	2,059
3.900% due 09/25/2061 þ	4,719	4,546
GSR Mortgage Loan Trust
4.484% due 05/25/2035 ~	47	36
4.648% due 11/25/2035 ~	82	71
4.683% due 05/25/2037 •	2,583	1,219
5.091% due 04/25/2035 ~	9	8
5.330% due 09/25/2035 ~	67	64
6.750% due 03/25/2033 •	10	10
6.922% due 01/25/2035 ~	55	52
HarborView Mortgage Loan Trust
4.861% due 09/19/2037 •	368	312
4.961% due 03/19/2036 •	57	51
5.052% due 07/19/2035 ~	57	42

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

HomeBancMortgage Trust 4.679% due 04/25/2037 ~	379	337
Impac CMB Trust
5.173% due 10/25/2034 •	113	110
5.233% due 10/25/2034 •	36	35
IndyMac IMSC Mortgage Loan Trust 4.813% due 07/25/2047 •	1,379	901
IndyMac INDA Mortgage Loan Trust
3.809% due 08/25/2036 ~	258	201
5.866% due 11/25/2035 ~	46	48
IndyMac INDB Mortgage Loan Trust 5.053% due 11/25/2035 •	117	68
IndyMac INDX Mortgage Loan Trust
3.844% due 03/25/2036 ~	3,061	2,174
4.251% due 09/25/2035 ~	3,159	2,569
4.728% due 12/25/2034 ~	26	24
4.753% due 06/25/2037 •	269	94
4.833% due 09/25/2046 •	1,452	1,271
4.933% due 06/25/2037 •	245	223
4.953% due 02/25/2037 •	452	292
JP Morgan Alternative Loan Trust
4.933% due 10/25/2036 •	6,422	5,737
5.500% due 11/25/2036 ~	6	3
5.812% due 12/25/2035 ~	3,268	2,304
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	53,376	44,521
3.000% due 03/25/2052 ~	52,514	43,802
3.000% due 04/25/2052 ~	49,644	41,591
3.000% due 05/25/2052 ~	69,818	58,235
3.500% due 09/25/2052 ~	7,652	6,652
5.000% due 05/25/2052 •	10,927	10,210
5.624% due 02/25/2036 ~	164	111
5.699% due 09/25/2035 ~	26	24
5.906% due 07/25/2035 ~	34	32
6.171% due 11/25/2033 ~	28	26
6.258% due 10/25/2035 ~	3	3
Luminent Mortgage Trust 4.793% due 12/25/2036 •	811	720
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	21,326
MASTR Adjustable Rate Mortgages Trust
4.663% due 04/25/2046 •	569	503
5.053% due 05/25/2047 •	3	3
MASTR Alternative Loan Trust
4.853% due 03/25/2036 •	370	36
6.000% due 03/25/2036	663	572
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.992% due 06/15/2030 •	4	4
5.384% due 10/20/2029 •	3	3
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2036 •	159	154
4.953% due 11/25/2035 •	171	162
5.184% due 06/25/2035 ~	61	59
6.485% due 02/25/2033 ~	19	18
MFA Trust
1.381% due 04/25/2065 ~	5,448	5,231
1.947% due 04/25/2065 ~	2,251	2,162
Morgan Stanley Capital Trust 5.681% due 12/15/2038 •	22,800	21,986
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ	4,173	4,005
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	12,544	11,978
2.750% due 11/25/2059 ~	11,876	11,314
6.864% due 10/25/2063 þ	12,643	12,789
New York Mortgage Trust 5.379% due 06/25/2069 ~	3,186	3,168
OBX Trust
3.000% due 01/25/2052 ~	31,070	26,052
5.949% due 02/25/2063 þ	6,939	6,965
6.120% due 11/25/2062 ~	5,960	5,980
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.013% due 12/25/2035 •	445	434
PMT Loan Trust 2.500% due 07/25/2051 ~	10,311	8,281
PRPM LLC 4.000% due 11/25/2054 þ	3,947	3,801
Residential Accredit Loans, Inc. Trust
4.603% due 02/25/2047 •	1,139	352
4.813% due 07/25/2036 •	11,002	3,762
4.853% due 12/25/2046 •	433	353
4.873% due 04/25/2046 •	39	10
4.993% due 05/25/2046 •	150	120
5.791% due 10/25/2037 ~	2,709	2,253
6.000% due 06/25/2036	317	251
6.250% due 02/25/2037	5,752	4,616

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

ResidentialAsset Securitization Trust
4.853% due 01/25/2046 •	90	25
5.750% due 02/25/2036	3,632	2,582
6.500% due 08/25/2036	569	167
Residential Funding Mortgage Securities, Inc. Trust
6.092% due 09/25/2035 ~	133	87
6.500% due 03/25/2032	12	12
Sequoia Mortgage Trust
4.537% due 09/20/2046 ~	1,113	634
7.414% due 04/20/2035 ~	14	14
Structured Adjustable Rate Mortgage Loan Trust
4.675% due 09/25/2036 ~	299	204
4.943% due 08/25/2035 ~	146	125
6.811% due 04/25/2034 ~	2	2
7.203% due 02/25/2034 ~	23	22
Structured Asset Mortgage Investments Trust
4.833% due 06/25/2036 •	15	14
4.873% due 05/25/2036 •	202	136
4.893% due 05/25/2036 •	1,395	1,115
4.893% due 09/25/2047 •	1,392	1,218
4.973% due 05/25/2046 •	28	16
5.053% due 08/25/2036 •	849	604
5.061% due 07/19/2034 •	2	2
5.073% due 12/25/2035 •	3	2
6.325% due 08/25/2047 •	696	575
Structured Asset Securities Corp. 4.733% due 01/25/2036 •	778	652
Structured Asset Securities Corp. Mortgage Loan Trust 4.743% due 10/25/2036 •	5,452	4,496
Thornburg Mortgage Securities Trust
5.703% due 06/25/2037 •	212	194
6.091% due 10/25/2043 ~	19	18
6.126% due 06/25/2037 •	1,363	1,142
6.176% due 06/25/2037 •	3,485	2,959
6.176% due 06/25/2047 •	457	416
6.226% due 03/25/2037 •	235	167
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	13,177	11,888
2.710% due 01/25/2060 ~	9,698	9,219
2.900% due 10/25/2059 ~	39,719	37,837
4.391% due 10/27/2064 ~	9,072	8,821
5.453% due 05/25/2058 •	3,434	3,516
UWM Mortgage Trust 3.000% due 01/25/2052 ~	6,542	5,456
WaMu Mortgage Pass-Through Certificates Trust
4.263% due 12/25/2046 •	51	43
4.355% due 02/27/2034 •	48	46
4.398% due 09/25/2036 ~	1,141	952
4.398% due 02/25/2037 ~	2,179	1,898
4.547% due 04/25/2035 ~	77	74
4.756% due 12/25/2035 ~	104	95
5.013% due 11/25/2045 •	1,416	1,315
5.042% due 10/25/2035 ~	107	96
5.073% due 01/25/2045 •	61	61
5.119% due 08/25/2046 ~	597	534
5.193% due 11/25/2034 •	219	208
5.805% due 06/25/2046 •	303	277
5.825% due 02/25/2046 •	736	655
6.199% due 06/25/2033 ~	11	11
6.325% due 10/25/2046 •	441	403
Washington Mutual Mortgage Pass-Through Certificates Trust
4.833% due 07/25/2046 •	2,176	1,799
5.595% due 04/25/2047 •	4,603	3,647
5.665% due 05/25/2047 •	13	15
5.765% due 07/25/2046 •	275	168
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	17,532

		725,355

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	10,000,000	9,926

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 48.0%
Fannie Mae
3.000% due 03/01/2060	$9,291	7,816

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

3.500% due 01/01/2059	17,358	15,253
4.969% due 03/25/2034 •	4	4
5.083% due 06/25/2036 •	130	129
5.183% due 10/25/2040 •	73	72
6.000% due 04/25/2043 - 07/25/2044	364	369
6.035% due 12/01/2034 •	32	32
6.127% due 06/01/2043 •	10	10
6.585% due 04/01/2032 •	4	4
6.633% due 12/01/2030 •	2	2
7.019% due 11/01/2034 •	173	180
7.125% due 06/01/2035 •	64	65
Freddie Mac
1.602% due 01/15/2038 ~(a)	1,929	100
5.192% due 10/15/2040 •	752	743
5.312% due 12/15/2037 •	81	80
5.319% due 01/15/2038 •	1,929	1,903
6.000% due 12/01/2033	119	119
6.025% due 10/25/2044 - 02/25/2045 •	599	548
7.356% due 09/01/2035 •	4	4
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	135,589	117,720
4.625% due 07/20/2025 - 09/20/2026 ~	2	3
4.875% due 04/20/2025 - 05/20/2026 ~	2	2
4.875% due 04/20/2027 - 05/20/2030 •	29	29
5.000% due 08/20/2027 - 05/20/2030 •	13	13
5.605% due 12/20/2073 •	11,590	11,625
6.000% due 08/20/2034	2,042	2,073
Ginnie Mae, TBA
2.500% due 01/01/2055 - 02/01/2055	68,878	57,535
3.000% due 02/01/2055	371,700	322,377
U.S. Small Business Administration 5.110% due 04/01/2025	1	1
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	8,876	7,281
3.000% due 10/01/2049 - 06/01/2051	21,784	18,565
3.500% due 04/01/2027 - 07/01/2050	25,611	23,174
4.000% due 06/01/2038 - 08/01/2053	13,699	12,649
4.500% due 07/01/2052	1,974	1,863
5.500% due 06/01/2053 - 01/01/2055	140,409	138,713
6.000% due 12/01/2053 - 10/01/2054	2,745,227	2,761,148
6.500% due 08/01/2053 - 03/01/2054	918,104	937,834
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2055	1,117,892	869,947
3.000% due 02/01/2055	181,200	153,935
4.000% due 03/01/2055	79,700	72,876
4.500% due 02/01/2055 - 03/01/2055	904,700	850,441
6.500% due 01/01/2055 - 02/01/2055	1,097,270	1,119,108

		7,506,345

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds
1.875% due 02/15/2041	15,500	10,390
2.250% due 08/15/2049	39,750	24,622
2.375% due 11/15/2049	9,225	5,864
3.000% due 02/15/2048	34,100	25,025
3.000% due 08/15/2048	8,550	6,248
3.000% due 02/15/2049	375	273
3.375% due 11/15/2048	72,400	56,572
4.125% due 08/15/2044	87,750	79,438
U.S. Treasury Inflation Protected Securities(e)
0.125% due 04/15/2025 (j)	107,299	106,638
0.125% due 10/15/2025 (j)	5,475	5,412
0.125% due 07/15/2031 (j)	54,177	47,709
0.125% due 01/15/2032 (j)	51,358	44,538
0.375% due 07/15/2025 (j)	28,220	28,051
0.500% due 01/15/2028 (j)	89,452	85,533
0.625% due 07/15/2032 (j)	34,875	31,182
1.125% due 01/15/2033 (j)(l)	101,468	93,370
2.375% due 01/15/2027 (j)	6,574	6,638
2.500% due 01/15/2029 (j)	36,977	37,636
3.875% due 04/15/2029 (j)	14,401	15,451
U.S. Treasury Notes
2.875% due 04/30/2025 (j)(l)	131,081	130,480
3.500% due 02/15/2033 (l)	28,170	26,214
4.000% due 02/29/2028 (j)	10,200	10,109
4.000% due 02/15/2034	89,200	85,425

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

			962,818

Total United States (Cost $10,693,120)			10,438,981

SHORT-TERM INSTRUMENTS 1.3%
COMMERCIAL PAPER 0.1%
Avangrid, Inc. 4.550% due 01/21/2025		$3,050	3,042
Bacardi-Martini BV 4.840% due 01/30/2025		2,950	2,938
Constellation Brands, Inc. 4.920% due 01/14/2025		1,250	1,247
Edison International 4.830% due 01/15/2025		3,250	3,244
Enbridge US, Inc. 4.730% due 01/24/2025		2,250	2,243
Jabil, Inc. 4.850% due 01/17/2025		2,150	2,145
Rogers Communications, Inc. 4.930% due 01/23/2025		350	349

			15,208

HUNGARY TREASURY BILLS 0.3%
6.589% due 01/02/2025 - 01/09/2025 (c)(d)	HUF	21,022,000	52,911

JAPAN TREASURY BILLS 0.9%
0.167% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	22,470,000	142,702

U.S. TREASURY BILLS 0.0%
4.461% due 02/06/2025 - 03/20/2025 (c)(d)		$1,952	1,941

Total Short-Term Instruments (Cost $214,607)			212,762

Total Investments in Securities (Cost $18,866,015)			17,781,729

		SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short Asset Portfolio		73,714,212	721,957
PIMCO Short-Term Floating NAV Portfolio III		45,173,330	439,853

Total Short-Term Instruments (Cost $1,172,564)			1,161,810

Total Investments in Affiliates (Cost $1,172,564)			1,161,810

Total Investments 121.0% (Cost $20,038,579)			$18,943,539
Financial Derivative Instruments(i)(k)1.8%(Cost or Premiums, net $252,444)			277,988
Other Assets and Liabilities, net (22.8)%			(3,568,535)

Net Assets 100.0%			$15,652,992

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Coupon represents a weighted average yield to maturity.
(d)		Zero coupon security.
(e)		Principal amount of security is adjusted for inflation.
(f)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust	3.050%	08/01/2052	12/26/2024	$37,000	$37,000	0.24%
Project Alpha Intermediate Holding, Inc.	5.301	07/15/2025	10/16/2024	3,583	3,418	0.02

				$40,583	$40,418	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC	0.500%	12/20/2024	TBD(2)	EUR	(574)	$(595)
	4.150	12/23/2024	TBD(2)	$(4,164)		(4,169)
	4.300	12/20/2024	TBD(2)	(8,785)		(8,798)
MEI	(0.500)	12/18/2024	01/10/2025	EUR	(1,056)	(1,094)

Total Reverse Repurchase Agreements						$(14,656)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (31.9)%
U.S. Government Agencies (31.9)%
Uniform Mortgage-Backed Security, TBA		2.000%	01/01/2040	$31,100	$(27,859)	$(27,467)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2040	213,700	(190,084)	(188,860)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2055	1,268,342	(1,006,809)	(987,028)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2055	1,350,700	(1,059,192)	(1,051,647)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2055	71,530	(59,001)	(58,280)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2055	98,000	(86,353)	(86,673)
Uniform Mortgage-Backed Security, TBA		5.000	02/01/2055	1,900	(1,859)	(1,833)
Uniform Mortgage-Backed Security, TBA		5.500	01/01/2055	141,300	(140,216)	(139,450)
Uniform Mortgage-Backed Security, TBA		5.500	02/01/2055	117,100	(116,272)	(115,475)
Uniform Mortgage-Backed Security, TBA		6.000	01/01/2055	7,880	(7,996)	(7,917)
Uniform Mortgage-Backed Security, TBA		6.000	02/01/2055	2,307,320	(2,318,255)	(2,316,153)
Uniform Mortgage-Backed Security, TBA		6.500	01/01/2055	17,390	(17,721)	(17,751)

Total Short Sales (31.9)%					$(5,031,617)	$(4,998,534)

(h)		Securities with an aggregate market value of $14,779 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(88,034) at a weighted average interest rate of 4.441%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(i)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	339	$339	$(59)	$(97)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	339	339	(55)	(23)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	72	72	(35)	(157)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	72	72	(35)	(1)
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	16	16	(8)	(14)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	16	16	(6)	(1)

Total Written Options	$(198)	$(293)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	529	$126,507	$(103)	$3	$0
3-Month SOFR Active Contract September Futures	12/2025	12	2,881	(24)	0	0
Euro-BTP March Futures	03/2025	9,686	1,203,788	(21,828)	1,304	0
Euro-Buxl 30-Year Bond March Futures	03/2025	210	28,862	(1,538)	265	0
Euro-Oat March Futures	03/2025	1,372	175,374	(3,836)	213	0
Euro-Schatz March Futures	03/2025	4,681	518,750	(1,575)	170	0
Long Gilt March Futures	03/2025	2,456	284,130	(5,698)	1,753	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,683	346,041	(104)	0	(26)

$(34,706)	$3,708	$(26)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	750	$(49,278)	$123	$81	$(108)
Australia Government 10-Year Bond March Futures	03/2025	6,775	(473,330)	5,921	2,883	(3,426)
Canada Government 10-Year March Futures	03/2025	1,477	(125,983)	1,611	0	(154)
Euro-Bobl March Futures	03/2025	4,876	(595,288)	4,566	0	(1,061)
Euro-Bund March Futures	03/2025	3,516	(485,995)	11,718	0	(1,530)
Japan Government 10-Year Bond March Futures	03/2025	3	(2,706)	11	1	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	287	(30,509)	271	27	0
U.S. Treasury 10-Year Note March Futures	03/2025	1,338	(145,508)	1,972	293	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1,686	(200,476)	6,496	738	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	2,776	(309,004)	4,553	694	0

$37,242	$4,717	$(6,280)

Total Futures Contracts	$2,536	$8,425	$(6,306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	36,300	$213	$53	$266	$4	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.306	$2,100	157	(59)	98	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491	3,100	271	(65)	206	0	(1)

$641	$(71)	$570	$5	$(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

CREDITDEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 10-Year Index		(1.000)%	Quarterly	12/20/2034		$1,168,800	$(6,755)	$(2,412)	$(9,167)	$0	$(435)
iTraxx Europe Main 42 10-Year Index		(1.000)	Quarterly	12/20/2034	EUR	245,750	(719)	156	(563)	238	0
iTraxx Europe Main 42 5-Year Index		(1.000)	Quarterly	12/20/2029		409,700	(8,896)	330	(8,566)	203	0

							$(16,370)	$(1,926)	$(18,296)	$441	$(435)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$4,037,400	$89,433	$2,143	$91,576	$954	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	1,137,000	$8,424	$(12,582)	$(4,158)	$743	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		390,900	(909)	(9,131)	(10,040)	455	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		1,307,868	16,077	(24,480)	(8,403)	3,599	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		202,530	(977)	(6,178)	(7,155)	927	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		84,500	1,413	7,428	8,841	0	(367)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		82,540	4,113	4,490	8,603	0	(501)
Pay(7)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	INR	9,256,730	(139)	474	335	102	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	31,770,000	(721)	(1,231)	(1,952)	0	(73)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		29,934,240	(12,221)	1,509	(10,712)	0	(100)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		4,050,000	(137)	(118)	(255)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	69	(744)	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		4,610,000	294	(453)	(159)	1	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		18,230,000	(1,039)	13	(1,026)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	(1,089)	9,404	0	(112)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		18,580,000	(8,786)	(2,859)	(11,645)	0	(174)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(5,140)	(355)	(5,495)	0	(38)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(14,034)	(2,208)	(16,242)	0	(169)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		5,305,500	371	2,378	2,749	101	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	144,200	215	(96)	119	0	(237)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		872,860	730	(3,013)	(2,283)	0	(2,784)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.908	Quarterly	12/19/2029	THB	1,094,070	0	(115)	(115)	0	(4)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		2,886,870	(550)	(528)	(1,078)	7	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		7,249,890	(181)	(4,930)	(5,111)	9	0
Pay(7)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		8,213,920	1,006	(827)	179	0	(25)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		1,791,490	(29)	(2,124)	(2,153)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		$243,300	2,373	(251)	2,122	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		793,100	12,229	(4,388)	7,841	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		299,900	600	(921)	(321)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		220,800	(10)	554	544	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		370,300	1,800	743	2,543	49	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(8,480)	(800)	143	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		869,700	6,249	467	6,716	148	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	3	3	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	143	143	26	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	16,480	(5,834)	10,646	134	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(2,948)	(1,494)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(58)	1,140	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	615	615	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	1,360	1,360	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	1,679	1,679	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	1,428	1,428	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	1,017	1,017	66	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		477,000	0	3,413	3,413	217	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		523,800	5,548	(15,605)	(10,057)	0	(262)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		69,800	(2,392)	(326)	(2,718)	0	(36)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		725,700	28,923	4,188	33,111	341	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		148,600	657	(2,728)	(2,071)	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	59	22	81	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		290,400	(1,453)	8,461	7,008	268	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		180,400	0	2,208	2,208	166	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		353,900	381	4,170	4,551	348	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	1,355	1,390	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	866	866	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	495	495	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	827	827	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	1,749	12,635	580	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	1,831	1,595	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	564	519	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		49,900	(165)	2,414	2,249	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		21,500	(75)	1,010	935	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	310	286	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		46,900	(159)	2,302	2,143	70	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	210	193	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		20,600	(74)	998	924	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	601	561	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		50,600	(200)	3,101	2,901	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		51,100	(181)	3,839	3,658	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		37,500	(135)	2,767	2,632	56	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		211,800	436	(6,081)	(5,645)	0	(321)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		40,100	2,603	54	2,657	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	95	105	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	33,628	5,618	39,246	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		223,570	14,812	12,029	26,841	254	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		61,200	(7,025)	7,090	65	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		32,900	2,311	482	2,793	37	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		192,400	(16,893)	(5,388)	(22,281)	0	(167)
Pay(7)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	1,352,500	1,029	(11,394)	(10,365)	2,035	0
Pay(7)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		113,500	(52)	(445)	(497)	321	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	3,416	(385)	53	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	899	(110)	14	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	989	82	14	0
Pay	3-Month CNY-CNREPOFIX	2.000	Quarterly	09/18/2029	CNY	1,376,030	726	4,347	5,073	130	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		15,052,638	13,568	65,120	78,688	1,390	0
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		7,844,500	4,171	1,556	5,727	962	(33)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	590,300	2,827	1,817	4,644	779	0
Receive(7)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		66,250	(4)	(93)	(97)	0	(135)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		2,637,100	30,414	6,357	36,771	6,834	0
Receive	3-Month EUR-EURIBOR	2.766	Annual	05/25/2033		164,000	0	(6,591)	(6,591)	0	(381)
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		54,000	0	(2,328)	(2,328)	0	(126)
Receive	3-Month EUR-EURIBOR	2.836	Annual	05/25/2033		53,500	0	(2,458)	(2,458)	0	(125)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		73,800	0	(2,817)	(2,817)	0	(179)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		101,700	0	(4,020)	(4,020)	0	(247)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,400	0	(217)	(217)	0	(13)
Receive	3-Month EUR-EURIBOR	2.859	Annual	08/15/2033		264,100	0	(10,644)	(10,644)	0	(641)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,614,135	32,315	4,076	36,391	7,589	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		347,936	(6,167)	(2,121)	(8,288)	0	(1,664)
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029	ILS	19,500	0	58	58	8	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		51,300	0	156	156	22	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		12,500	0	27	27	5	0
Pay	3-Month ILS-TELBOR	4.315	Annual	09/24/2029		71,400	0	349	349	31	0
Pay	3-Month ILS-TELBOR	4.370	Annual	09/26/2029		208,700	0	1,162	1,162	90	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		196,000	(695)	723	28	83	0
Pay	3-Month ILS-TELBOR	4.170	Annual	10/02/2029		86,400	0	2	2	37	0
Pay	3-Month ILS-TELBOR	4.230	Annual	10/07/2029		159,000	0	123	123	68	0
Receive	3-Month ILS-TELBOR	3.983	Annual	12/13/2029		137,200	0	287	287	0	(58)
Pay(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	43,378,990	115	316	431	8	0
Pay(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2035		38,193,080	738	(198)	540	0	(8)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	18,100	(387)	475	88	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	880	2,265	3,145	9	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Pay(7)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	(100)	(118)	0	(82)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	1,273	(2,680)	50	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		280,500	(4,299)	4,257	(42)	807	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		120,100	989	0	989	344	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	291	(730)	0	(5)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	11	(6)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	3,080	9,066	671	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	714	(714)	20	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,218	(1,257)	33	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	1,000	(938)	22	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,512	(1,041)	34	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,218)	730	(488)	16	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	13	55	2	0
Pay(7)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		68,985	0	(695)	(695)	98	0
Pay(7)	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		160,000	0	(646)	(646)	225	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		257,800	(40)	(411)	(451)	341	0
Pay(7)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		295,300	255	1,247	1,502	530	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	(2,335)	(6,246)	0	(280)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		22,380	0	(1,180)	(1,180)	0	(50)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	5,636	(3,021)	379	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	1,237	(732)	82	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	2,735	(223)	2,512	0	(17)
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	1,291,800	(2,644)	7,910	5,266	115	0
Pay(7)	CAONREPO	3.898	Annual	06/19/2026		395,400	(28)	3,239	3,211	110	0
Pay(7)	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	2,602	2,575	86	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,125	(638)	25	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	1,039	778	140	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,096	(2,254)	48	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	7,150	(5,114)	145	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(3,893)	(2,092)	0	(122)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(83)	20	0	(12)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(2,379)	(2,490)	0	(154)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(5,040)	(4,329)	0	(207)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(2,136)	(2,218)	0	(86)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	61	61	0	(62)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(4,092)	(2,946)	0	(98)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(1,965)	(1,968)	0	(49)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		64,570	(1,403)	(1,591)	(2,994)	0	(69)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		28,000	(674)	167	(507)	0	(38)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	1,926	(1,532)	105	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	892	1,007	121	0

							$143,767	$48,965	$192,732	$35,143	$(10,472)

Total Swap Agreements							$217,471	$49,111	$266,582	$36,543	$(10,908)

(j)

Securities with an aggregate market value of $443,364 and cash of $8,964 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $63 and liability of $(8) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	35,322		$26,285	$407	$0
	01/2025		$11,478	NZD	19,485	0	(576)
BOA	01/2025	CNH	94,854		$13,027	100	0
	01/2025	GBP	15,798		20,085	309	0
	01/2025	IDR	1,045,171		65	1	0
	01/2025	JPY	25,124,188		164,776	4,948	0
	01/2025	KRW	49,332,022		35,016	1,600	0
	01/2025	MYR	990,349		223,145	2,023	0
	01/2025	SGD	48,364		35,904	471	0
	01/2025	TWD	1,500,292		46,406	796	0
	01/2025		$5,551	CAD	7,775	0	(140)
	01/2025		14,336	CNY	102,980	0	(69)
	01/2025		87	IDR	1,366,146	0	(2)
	01/2025		1,646	JPY	249,600	0	(58)
	02/2025	CNH	35,925		$5,030	130	0
	02/2025		$10,245	CNY	73,431	0	(89)
BPS	01/2025	CAD	77,862		$55,238	1,046	0
	01/2025	CNH	339,675		46,840	547	0
	01/2025	EUR	314	RON	1,573	1	0
	01/2025	HUF	4,318,913		$10,833	3	(41)
	01/2025	IDR	277,222,433		17,005	20	(185)
	01/2025	INR	734,764		8,569	1	0
	01/2025	JPY	9,651,598		64,037	2,669	(31)
	01/2025	KRW	72,568,320		51,489	2,342	0
	01/2025	SGD	40,798		30,357	467	0
	01/2025	TWD	596,532		18,788	653	0
	01/2025		$4,451	CAD	6,386	0	(7)
	01/2025		78,191	CNH	570,785	0	(401)
	01/2025		7,282	CNY	52,235	0	(47)
	01/2025		922	CZK	21,957	0	(19)
	01/2025		1,282	EUR	1,210	0	(28)
	01/2025		52,839	IDR	844,626,757	0	(704)
	01/2025		12,076	INR	1,021,285	0	(166)
	01/2025		98,316	KRW	141,111,881	238	(2,957)
	01/2025		37,947	PLN	154,599	0	(552)
	01/2025		2,216	SGD	3,012	0	(9)
	01/2025		11,605	TWD	376,449	0	(161)
	01/2025	ZAR	143,150		$8,092	517	0
	02/2025	CNH	616,000		85,026	1,021	0
	02/2025	CNY	335		47	0	0
	02/2025	RON	14,442		3,046	46	0
	02/2025		$993	CNY	7,121	0	(9)
	02/2025		10,403	TRY	388,905	73	0
	03/2025	ILS	25,619		$7,133	73	0
	03/2025	KRW	60,916,274		41,154	0	(194)
	03/2025		$16,062	IDR	263,066,857	104	0
	03/2025		8,569	INR	738,562	0	(8)
	03/2025		5,783	MXN	118,664	0	(163)
	04/2025	BRL	220,300		$39,466	4,332	0
	04/2025	TWD	373,722		11,588	171	0
	05/2025	CNH	765,985		105,538	664	0
	10/2025	BRL	248,900		40,806	3,038	0
	05/2029	KWD	10,107		34,746	818	0
	07/2029		1,468		5,051	122	0
BRC	01/2025	AUD	44,372		28,496	1,032	0
	01/2025	CAD	1,367,757		971,513	19,552	0
	01/2025	CHF	6,057		6,875	194	0
	01/2025	CNH	135		19	0	0
	01/2025	EUR	186,555		197,064	3,728	0
	01/2025	GBP	359,180		452,161	2,551	0
	01/2025	IDR	392,729		25	0	0
	01/2025	INR	1,891		22	0	0
	01/2025	KRW	11,558,147		8,277	449	0
	01/2025	MYR	47,466		10,728	130	0
	01/2025	PEN	8,216		2,202	16	0
	01/2025	RON	77,198	EUR	15,443	0	(60)
	01/2025	SEK	102,497		$9,430	160	0
	01/2025		$5,506	AUD	8,864	0	(20)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

	01/2025		5,164	CAD	7,352	2	(48)
	01/2025		11,178	CNH	81,170	0	(115)
	01/2025		13,291	IDR	208,701,502	0	(391)
	01/2025		2,177	TRY	78,997	25	0
	02/2025	RON	108,561	EUR	21,685	0	(75)
	02/2025	TRY	499		$13	0	0
	02/2025		$5,030	CNH	35,907	0	(133)
	02/2025		121,211	TRY	4,578,905	2,517	0
	03/2025	ILS	97,301		$27,322	507	0
	03/2025	MXN	545,251		26,660	837	0
	03/2025		$593	TRY	22,834	8	0
	04/2025	JPY	4,948,000		$33,795	1,966	0
	05/2025		5,320,000		36,380	2,048	0
BSH	02/2025	PEN	21,591		5,686	0	(51)
	04/2025		12,609		3,372	26	(1)
	05/2025		50,104		13,230	0	(64)
CBK	01/2025	CNH	19,786		2,718	21	0
	01/2025	EUR	58,781		61,808	890	0
	01/2025	HUF	1,373,318		3,515	58	0
	01/2025	IDR	319,425,827		19,779	0	(9)
	01/2025	INR	7,166,845		84,051	473	(1)
	01/2025	KRW	241,728,393		174,723	10,935	0
	01/2025	PEN	14,903		3,996	30	0
	01/2025	TWD	2,286,618		71,903	2,389	0
	01/2025		$4,341	AUD	6,806	0	(129)
	01/2025		10,617	CNH	75,795	0	(287)
	01/2025		38,353	CNY	274,594	0	(306)
	01/2025		1,748	EUR	1,663	0	(24)
	01/2025		7,986	GBP	6,367	0	(16)
	01/2025		1,120	HUF	446,554	4	0
	01/2025		25,064	IDR	396,906,302	3	(492)
	01/2025		62,684	INR	5,302,619	0	(846)
	01/2025		42,208	KRW	61,227,745	0	(717)
	02/2025	BRL	58,585		$10,136	709	0
	02/2025	CNY	84		12	0	0
	02/2025	PEN	91,464		24,210	0	(100)
	02/2025		$86,297	CNY	619,342	0	(644)
	03/2025	IDR	4,307,590		$263	0	(2)
	03/2025	KRW	46,371,082		31,681	206	0
	03/2025	MXN	559		27	0	0
	03/2025		$19,813	CNY	142,102	0	(171)
	03/2025		19,779	IDR	320,365,315	0	(91)
	03/2025		84,051	INR	7,198,986	0	(599)
	04/2025	PEN	9,274		$2,493	31	0
	05/2025		44,372		11,721	0	(52)
	08/2025		32,204		8,547	30	(12)
	01/2026	JPY	2,190,000		16,134	1,655	0
DUB	01/2025	AUD	412,750		268,082	12,607	0
	01/2025	KRW	230,143,962		165,029	9,121	0
	01/2025		$4,394	KRW	6,212,138	0	(186)
	01/2025		15,072	PLN	61,653	0	(152)
	02/2025	THB	2,095		$62	1	0
	02/2025		$15,943	MXN	322,545	0	(582)
	03/2025		9,830	PEN	37,395	101	0
	04/2025	JPY	8,702,000		$59,445	3,467	0
FAR	01/2025	TWD	36,382		1,122	16	0
GLM	01/2025	HUF	7,204,965		18,461	321	0
	01/2025	IDR	9,005,950		565	9	0
	01/2025	KRW	90,725,004		66,019	4,530	0
	01/2025	MXN	121,220		5,790	5	0
	01/2025	SGD	9,436		7,019	106	0
	01/2025	TWD	732,891		22,774	494	0
	01/2025		$9,036	IDR	141,870,153	0	(267)
	01/2025		16,984	PLN	69,147	0	(259)
	01/2025		2,020	SGD	2,737	0	(15)
	02/2025	EUR	24,450	RON	122,475	99	0
	02/2025		$7,181	MXN	146,209	0	(216)
	03/2025	PEN	10,389		$2,736	0	(23)
	04/2025	BRL	598,400		107,730	12,294	0
	04/2025	PEN	15,746		4,205	27	(2)
	05/2025		$17,704	CNH	127,097	0	(296)
	06/2025	JPY	3,390,000		$22,610	657	0
	10/2025	BRL	647,500		105,731	7,478	0
	01/2026	JPY	6,410,000		47,619	5,240	0
IND	01/2025	DKK	70,270		9,934	167	0
	01/2025	HUF	4,947,593		12,674	217	0
	01/2025		$1,892	PLN	7,697	0	(30)
JPM	01/2025	CNH	2,638,449		$364,498	4,916	0
	01/2025	IDR	35,578,663		2,195	12	(18)
	01/2025	JPY	20,698,928		138,219	6,542	0
	01/2025	SGD	1,130		842	14	0
	01/2025	TWD	513,708		15,860	243	0
	01/2025		$150	CNH	1,087	0	(2)
	01/2025		6,845	CNY	49,061	0	(49)
	01/2025		889	HUF	347,868	0	(14)
	01/2025		2,844	IDR	45,014,151	0	(55)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

	01/2025		60,301	INR	5,120,028	0	(592)
	01/2025		9,661	PLN	39,467	0	(111)
	02/2025	THB	63,728		$1,861	0	(14)
	02/2025		$8,938	CNH	65,207	0	(46)
	03/2025		1,604	IDR	26,273,029	11	0
	04/2025	BRL	7,900		$1,406	146	0
	05/2025	CNH	113,763		15,843	261	0
	05/2025		$19,824	TRY	875,759	2,205	0
	06/2025	THB	6,723,240		$195,578	0	(3,739)
MBC	01/2025	AUD	23,571		15,044	455	0
	01/2025	CAD	47,478		33,900	855	0
	01/2025	CHF	39,831		45,392	1,459	0
	01/2025	CNH	209,125		28,732	231	0
	01/2025	GBP	16,959		21,452	224	0
	01/2025	INR	309,194		3,609	3	0
	01/2025	KRW	299,811,811		215,717	12,655	0
	01/2025	SGD	381		284	6	0
	01/2025		$3,193	AUD	5,022	0	(84)
	01/2025		8,016	CAD	11,251	0	(185)
	01/2025		135,151	CNH	979,856	0	(1,607)
	01/2025		6,756	EUR	6,436	0	(86)
	01/2025		20,240	GBP	16,024	2	(183)
	01/2025		6,868	INR	581,083	0	(92)
	01/2025		21,772	JPY	3,256,500	0	(1,056)
	01/2025		27	NOK	300	0	(1)
	01/2025		2,416	PLN	9,856	0	(32)
	01/2025		3,511	SEK	38,505	0	(29)
	01/2025		6,391	SGD	8,650	0	(53)
	01/2025		18,053	TWD	587,366	0	(197)
	02/2025	THB	598		$18	0	0
	03/2025	ILS	31,012		8,718	171	0
	03/2025		$3,609	INR	310,800	0	(6)
	04/2025	DKK	266,800		$39,431	2,186	0
	04/2025	TWD	584,017		18,053	211	0
	05/2025	CNH	497,892		68,641	473	0
	05/2025		$97,131	CNH	697,206	0	(1,658)
MYI	01/2025	DKK	23,676		$3,348	57	0
	01/2025		$1,009	AUD	1,586	0	(27)
	01/2025		15,930	IDR	251,790,465	0	(332)
	10/2025	BRL	236,300		$38,554	2,698	0
NGF	01/2025		$4,643	IDR	73,952,075	0	(72)
RBC	02/2025		10,140	CNH	73,739	0	(84)
RYL	01/2025	AUD	56,447		$36,264	1,326	0
	01/2025	CAD	4,002		2,786	0	0
	01/2025	HUF	3,661,868		9,236	20	0
	01/2025		$4,316	GBP	3,401	0	(58)
	01/2025		7,846	IDR	127,478,889	34	0
	01/2025		2,928	SEK	32,090	0	(26)
SCX	01/2025	CHF	131,180		$149,117	4,428	0
	01/2025	CNH	687,880		95,143	1,395	0
	01/2025	EUR	1,153,306		1,216,621	21,395	0
	01/2025	IDR	15,396,684		974	24	0
	01/2025	JPY	15,611,082		104,643	5,333	0
	01/2025	SEK	9,635		876	5	0
	01/2025	SGD	14,101		10,486	155	0
	01/2025	TWD	302,001		9,428	247	0
	01/2025		$44,460	CNH	320,957	0	(714)
	01/2025		11,203	CNY	80,501	0	(47)
	01/2025		1,078	IDR	17,109,369	0	(21)
	01/2025		20,095	INR	1,699,535	0	(275)
	01/2025		8,053	KRW	11,818,829	0	(43)
	01/2025		9,531	TWD	310,849	0	(81)
	02/2025		52	CNH	381	0	0
	02/2025		21,805	CNY	156,324	0	(193)
	03/2025	KRW	11,789,034		$8,053	51	0
	04/2025	PEN	22,290		5,871	1	(47)
	04/2025	TWD	309,324		9,531	81	0
	05/2025	CNH	414,548		57,506	749	0
	05/2025	PEN	19,935		5,308	19	0
SOG	01/2025	EUR	15,395	RON	77,044	78	0
	01/2025		$20,378	PLN	83,102	0	(268)
SSB	01/2025	MXN	13,529		$684	36	0
	01/2025		$2,416	CLP	2,358,327	0	(45)
	01/2025		266	KRW	370,995	0	(15)
	04/2025	PEN	145,944		$38,518	0	(220)
	05/2025	CNH	697,537		97,131	1,612	0
TOR	01/2025	JPY	39,682,379		263,756	11,316	0
UAG	01/2025		$1,796	NOK	19,967	0	(42)
	01/2025		19,164	PLN	77,871	0	(318)

Total Forward Foreign Currency Contracts						$224,231	$(26,937)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

PURCHASEDOPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Call - OTC USD versus CNH VKO @ 7.375	CNH	7.375	02/14/2025	2,250,000	$220	$761
SCX	Call - OTC USD versus CNH VKO @ 7.300	7.300	02/14/2025	1,010,000	103	507

$323	$1,268

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	2,662	$345	$700
CBK	Call - OTC USD versus CNH	7.450	02/14/2025	2,650	408	569
GLM	Call - OTC USD versus CNH	7.300	05/15/2025	25,500	290	413
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	140,300	1,551	2,273

$2,594	$3,955

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308%	05/14/2025	823,300	$642	$953
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930	06/23/2025	55,800	2,007	2,352
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	17,200	24	19
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	783,000	877	611
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	52,300	40	61
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	13,100	481	601
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	55,200	1,654	1,796
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	67,500	2,303	2,709
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	12,600	524	578
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	919,900	1,177	799
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	60,000	67	47
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	111,000	575	526
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	11,600	435	465
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	4,000	166	184
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

$10,973	$11,701

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$10,093

Total Purchased Options	$15,510	$27,017

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	25,500	$(291)	$(141)
MBC	Put - OTC USD versus CNH	7.200	01/17/2025	98,535	(679)	(87)
Put - OTC USD versus CNH	7.078	05/13/2025	140,300	(1,551)	(757)
SCX	Put - OTC USD versus CNH	7.200	01/17/2025	102,586	(807)	(91)

$(3,328)	$(1,076)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

INTERESTRATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	214,600	$(2,039)	$(1,809)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	51,600	(135)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	51,600	(135)	(984)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(7,389)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	50,400	(484)	(500)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	212,400	(1,657)	(1,345)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	18,900	(189)	(152)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	240,400	(2,116)	(1,864)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	48,500	(534)	(496)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	44,700	(447)	(360)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	15,400	(169)	(157)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	40,300	(124)	(83)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	40,300	(124)	(81)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	40,700	(135)	(132)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	40,700	(135)	(86)

$(10,043)	$(15,438)

Total Written Options	$(13,371)	$(16,514)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$27,300	$(902)	$133	$0	$(769)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	27,500	(908)	134	0	(774)

$(1,810)	$267	$0	$(1,543)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$7,820	$(189)	$225	$36	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	20,100	(487)	578	91	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	4,380	(106)	126	20	0

$(782)	$929	$147	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$100,739	JPY	14,889,200	$(424)	$202	$0	$(222)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	117,487	17,253,000	(406)	187	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	449,645	66,003,400	3,027	713	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	117,570	17,229,900	(165)	186	3,541	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	87,891	12,304,800	4,523	165	4,688	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	99,761	14,714,700	(217)	195	0	(22)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	223,478	31,130,500	12,080	453	12,533	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	190,159	26,489,100	11,408	402	11,810	0

$29,826	$2,503	$32,573	$(244)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/18/2034	MYR	82,530	$(228)	$186	$0	$(42)
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	277,980	1,761	(2,041)	0	(280)
JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	03/19/2035	55,280	42	(62)	0	(20)
MYR	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030	271,120	(165)	46	0	(119)
SCX	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030	96,740	(71)	28	0	(43)

$1,339	$(1,843)	$0	$(504)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

TOTALRETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	06/20/2025	$229,500	$2,497	$3,523	$6,020	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	153,000	1,962	4,319	6,281	0

								$4,459	$7,842	$12,301	$0

Total Swap Agreements								$33,032	$9,698	$45,240	$(2,510)

(l)

Securities with an aggregate market value of $2,054 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)				This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Argentina
Sovereign Issues	$0	$4,264	$0	$4,264
Australia
Sovereign Issues	0	215,043	0	215,043
Belgium
Corporate Bonds & Notes	0	8,137	0	8,137
Bermuda
Asset-Backed Securities	0	14,306	0	14,306
Brazil
Sovereign Issues	0	297,214	0	297,214
Canada
Corporate Bonds & Notes	0	41,273	0	41,273
Non-Agency Mortgage-Backed Securities	0	17,759	0	17,759
Sovereign Issues	0	815,751	0	815,751
Cayman Islands
Asset-Backed Securities	0	592,412	0	592,412
Corporate Bonds & Notes	0	9,103	0	9,103
Sovereign Issues	0	9,808	0	9,808
Chile
Sovereign Issues	0	14,175	0	14,175
China
Sovereign Issues	0	130,691	0	130,691
Denmark
Corporate Bonds & Notes	0	53,763	0	53,763
France
Corporate Bonds & Notes	0	69,879	0	69,879
Sovereign Issues	0	196,354	0	196,354
Germany
Corporate Bonds & Notes	0	73,477	0	73,477
Sovereign Issues	0	46,200	0	46,200
Hungary
Sovereign Issues	0	31,564	0	31,564
Ireland
Asset-Backed Securities	0	385,450	0	385,450
Corporate Bonds & Notes	0	3,449	0	3,449
Israel
Sovereign Issues	0	101,972	0	101,972
Italy
Corporate Bonds & Notes	0	60,642	0	60,642
Sovereign Issues	0	40,186	0	40,186
Japan
Corporate Bonds & Notes	0	41,162	0	41,162
Sovereign Issues	0	820,784	0	820,784
Jersey, Channel Islands
Asset-Backed Securities	0	28,665	0	28,665
Corporate Bonds & Notes	0	0	3,999	3,999
Luxembourg
Corporate Bonds & Notes	0	1,295	0	1,295
Loan Participations and Assignments	0	0	20,299	20,299
Malaysia
Corporate Bonds & Notes	0	9,404	0	9,404
Sovereign Issues	0	227,193	0	227,193
Mexico
Sovereign Issues	0	4,597	0	4,597
Netherlands
Corporate Bonds & Notes	0	57,180	0	57,180
New Zealand
Sovereign Issues	0	144	0	144
Nigeria
Loan Participations and Assignments	0	0	12,477	12,477
Norway
Sovereign Issues	0	12,222	0	12,222
Peru
Sovereign Issues	0	126,657	0	126,657
Poland
Sovereign Issues	0	80,847	0	80,847
Qatar
Corporate Bonds & Notes	0	12,942	0	12,942
Republic of Korea
Sovereign Issues	0	20,697	0	20,697
Romania
Sovereign Issues	0	171,127	0	171,127
Saudi Arabia
Corporate Bonds & Notes	0	1,025	0	1,025
Sovereign Issues	0	173,223	0	173,223
Serbia
Loan Participations and Assignments	0	0	27,582	27,582
Singapore
Sovereign Issues	0	95,461	0	95,461
South Africa
Sovereign Issues	0	125,646	0	125,646
South Korea
Sovereign Issues	0	398,795	0	398,795
Spain
Corporate Bonds & Notes	0	14,177	0	14,177

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Sovereign Issues	0	148,503	0	148,503
Supranational
Corporate Bonds & Notes	0	60,042	0	60,042
Switzerland
Corporate Bonds & Notes	0	153,810	0	153,810
Thailand
Sovereign Issues	0	198,595	0	198,595
United Arab Emirates
Corporate Bonds & Notes	0	51,844	0	51,844
United Kingdom
Corporate Bonds & Notes	0	356,193	0	356,193
Loan Participations and Assignments	0	0	3,418	3,418
Non-Agency Mortgage-Backed Securities	0	225,786	0	225,786
Sovereign Issues	0	211,323	0	211,323
United States
Asset-Backed Securities	0	392,587	55,596	448,183
Corporate Bonds & Notes	0	743,453	0	743,453
Loan Participations and Assignments	0	12,675	7,613	20,288
Municipal Bonds & Notes	0	22,613	0	22,613
Non-Agency Mortgage-Backed Securities	0	688,355	37,000	725,355
Preferred Securities	0	9,926	0	9,926
U.S. Government Agencies	0	7,506,345	0	7,506,345
U.S. Treasury Obligations	0	962,818	0	962,818
Short-Term Instruments
Commercial Paper	0	15,208	0	15,208
Hungary Treasury Bills	0	52,911	0	52,911
Japan Treasury Bills	0	142,702	0	142,702
U.S. Treasury Bills	0	1,941	0	1,941

$0	$17,613,745	$167,984	$17,781,729
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,161,810	$0	$0	$1,161,810

Total Investments	$1,161,810	$17,613,745	$167,984	$18,943,539

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(4,998,534)	$0	$(4,998,534)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,670	38,298	0	44,968
Over the counter	0	296,488	0	296,488

$6,670	$334,786	$0	$341,456
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,573)	(10,934)	0	(17,507)
Over the counter	0	(45,961)	0	(45,961)

$(6,573)	$(56,895)	$0	$(63,468)

Total Financial Derivative Instruments	$97	$277,891	$0	$277,988

Totals	$1,161,907	$12,893,102	$167,984	$14,222,993

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$21,714	$0	$(1,749)	$0	$0	$20	$0	$(19,985)	$0	$0
Jersey, Channel Islands
Corporate Bonds & Notes	3,780	0	0	202	0	17	0	0	3,999	17
Luxembourg
Loan Participations and Assignments	0	20,891	0	6	0	(598)	0	0	20,299	(598)
Nigeria
Loan Participations and Assignments	0	12,612	0	0	0	(135)	0	0	12,477	(135)
Serbia

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Loan Participations and Assignments	28,132	0	0	0	0	(550)	0	0	27,582	(550)
United Kingdom
Loan Participations and Assignments	0	3,583	0	0	0	(165)	0	0	3,418	(165)
United States
Asset-Backed Securities	266	55,470	(40)	2	0	135	0	(237)	55,596	123
Loan Participations and Assignments	4,677	7,500	(6,270)	0	0	1,706	0	0	7,613	113
Non-Agency Mortgage-Backed Securities	1,111	37,023	(206)	14	(41)	54	0	(955)	37,000	0

Totals	$59,680	$137,079	$(8,265)	$224	$(41)	$484	$0	$(21,177)	$167,984	$(1,195)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Jersey, Channel Islands
Corporate Bonds & Notes		$3,999	Discounted Cash Flow			Discount Rate			6.251	—
Luxembourg
Loan Participations and Assignments		20,299	Discounted Cash Flow			Discount Rate			3.625	—
Nigeria
Loan Participations and Assignments		12,477	Third Party Vendor			Broker Quote			99.550	—
Serbia
Loan Participations and Assignments		27,582	Discounted Cash Flow			Discount Rate			8.113	—
United Kingdom
Loan Participations and Assignments		3,418	Recent Transaction			Purchase Price			100.000	—
United States
Asset-Backed Securities		55,596	Proxy pricing			Base Price			35.220 - 100.000	98.113
Loan Participations and Assignments		7,613	Discounted Cash Flow			Discount Rate			6.900	—
Non-Agency Mortgage-Backed Securities		37,000	Other Valuation Techniques(2)			—			—	—

Total		$167,984

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$566	$438
1.000% due 07/09/2029		15	12
3.500% due 07/09/2041 þ		100	63

Total Argentina (Cost $446)			513

AUSTRALIA 1.2%
SOVEREIGN ISSUES 1.2%
Australia Government International Bond
1.750% due 06/21/2051	AUD	1,000	334
2.500% due 05/21/2030		1,100	633
New South Wales Treasury Corp. 1.750% due 03/20/2034		5,800	2,736
Queensland Treasury Corp. 1.750% due 07/20/2034		2,000	930
Treasury Corp. of Victoria 2.250% due 09/15/2033		6,700	3,348

Total Australia (Cost $8,859)			7,981

BRAZIL 2.0%
SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	53,300	8,375
0.000% due 10/01/2025 (c)		33,100	4,832

Total Brazil (Cost $14,848)			13,207

CANADA 4.7%
CORPORATE BONDS & NOTES 0.1%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	921

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	707	472
2.867% due 02/12/2055 ~		2,400	1,553

			2,025

SOVEREIGN ISSUES 4.3%
Canada Government Bond 1.500% due 12/01/2044 (d)		1,540	1,063
Export Development Canada 7.130% due 03/11/2029	INR	123,600	1,436
Province of British Columbia 4.150% due 06/18/2034	CAD	3,800	2,711
Province of Ontario 3.650% due 06/02/2033		19,300	13,398
Province of Quebec 3.600% due 09/01/2033		10,900	7,519
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,500	2,141

			28,268

Total Canada (Cost $32,795)			31,214

CAYMAN ISLANDS 5.1%
ASSET-BACKED SECURITIES 4.6%
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		$399	399

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

ArborRealty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •		2,745	2,747
AREIT Trust 5.576% due 11/17/2038 •		423	422
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		1,811	1,814
KKR CLO Ltd. 5.868% due 07/15/2030 •		1,063	1,064
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •		3,234	3,257
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •		200	200
Sound Point CLO Ltd. 5.859% due 10/20/2030 •		1,248	1,251
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •		2,405	2,404
Starwood Mortgage Trust 5.948% due 11/15/2038 •		3,076	3,078
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		2,611	2,616
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •		3,775	3,803
Venture CLO Ltd.
6.009% due 04/20/2032 •		2,736	2,742
6.011% due 07/30/2032 •		3,700	3,709
Voya CLO Ltd. 5.859% due 04/17/2030 •		289	289

			29,795

CORPORATE BONDS & NOTES 0.4%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	1,062
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,484

			2,546

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	809

Total Cayman Islands (Cost $33,157)			33,150

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$800	793

Total Chile (Cost $799)			793

CHINA 2.0%
SOVEREIGN ISSUES 2.0%
China Government International Bond
3.530% due 10/18/2051	CNY	47,500	8,553
3.720% due 04/12/2051		22,800	4,208

Total China (Cost $11,425)			12,761

DENMARK 1.1%
CORPORATE BONDS & NOTES 1.1%
Danske Bank AS 4.613% due 10/02/2030 •		$2,400	2,330
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,298	266
Nykredit Realkredit AS
1.000% due 04/01/2025		21,000	2,907
1.500% due 10/01/2052		5,354	618
Realkredit Danmark AS
1.000% due 01/01/2025		5,400	750
1.500% due 10/01/2053		4,134	477

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total Denmark (Cost $7,993)			7,352

FRANCE 3.3%
CORPORATE BONDS & NOTES 0.7%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$900	902
BPCE SA 5.716% due 01/18/2030 •		2,400	2,414
Societe Generale SA 3.337% due 01/21/2033 •		1,300	1,099

			4,415

SOVEREIGN ISSUES 2.6%
France Government International Bond
0.500% due 05/25/2072	EUR	1,600	569
0.750% due 05/25/2052		10,450	5,488
2.000% due 05/25/2048		5,600	4,355
3.000% due 06/25/2049		4,000	3,750
3.250% due 05/25/2045		2,600	2,579

			16,741

Total France (Cost $32,833)			21,156

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	2,400	2,293
2.129% due 11/24/2026 •		$1,900	1,852

Total Germany (Cost $4,526)			4,145

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$1,400	1,430

Total Hungary (Cost $1,396)			1,430

IRELAND 2.7%
ASSET-BACKED SECURITIES 2.7%
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	495	513
Ares European CLO DAC 4.128% due 10/21/2034 •		3,100	3,218
Cairn CLO DAC 3.964% due 10/15/2031 •		1,424	1,474
CVC Cordatus Loan Fund DAC 3.834% due 10/15/2031 •		1,325	1,371
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		1,163	1,206
Dryden Euro CLO DAC 3.839% due 04/15/2033 •		1,504	1,552
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •		1,800	1,863
Harvest CLO DAC 3.824% due 10/15/2031 •		1,104	1,143
Jubilee CLO DAC 3.834% due 04/15/2031 •		1,300	1,340
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •		84	87
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •		1,800	1,866
Sculptor European CLO DAC 4.234% due 10/15/2034 •		1,900	1,967

Total Ireland (Cost $19,353)			17,600

ISRAEL 1.1%
SOVEREIGN ISSUES 1.1%
Israel Government International Bond
2.000% due 03/31/2027	ILS	9,700	2,540
4.500% due 01/17/2033		$600	551
5.375% due 03/12/2029		1,300	1,298
5.500% due 03/12/2034 (f)		1,300	1,275
5.750% due 03/12/2054		1,300	1,191

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total Israel (Cost $7,349)			6,855

ITALY 0.9%
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,807
2.625% due 04/28/2025		1,000	1,033
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$1,000	1,122
Nexi SpA 2.125% due 04/30/2029	EUR	500	494

			4,456

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,411

Total Italy (Cost $6,239)			5,867

JAPAN 6.0%
CORPORATE BONDS & NOTES 0.1%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$1,000	948

SOVEREIGN ISSUES 5.9%
Development Bank of Japan, Inc. 4.000% due 08/28/2027		1,800	1,775
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,460,892	9,651
0.400% due 06/20/2029		320,000	2,006
0.500% due 09/20/2046		74,000	349
0.500% due 03/20/2049		1,340,000	6,012
0.700% due 12/20/2048		1,460,000	6,927
0.700% due 06/20/2051		200,000	900
1.000% due 03/20/2052		500,000	2,412
1.500% due 09/20/2043		690,000	4,166
1.800% due 03/20/2054		18,000	104
2.200% due 06/20/2054		346,000	2,179
2.200% due 03/20/2064		320,000	1,869

			38,350

Total Japan (Cost $57,879)			39,298

MALAYSIA 2.3%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	527
4.550% due 04/21/2050		400	340
4.800% due 04/21/2060		400	346

			1,213

SOVEREIGN ISSUES 2.1%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	3,700	777
3.519% due 04/20/2028		47,830	10,684
4.054% due 04/18/2039		7,900	1,787
4.762% due 04/07/2037		1,700	411

			13,659

Total Malaysia (Cost $14,822)			14,872

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	452

Total Mexico (Cost $559)			452

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$2,500	2,530

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total Netherlands (Cost $2,500)			2,530

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,000	479

Total New Zealand (Cost $690)			479

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,299

Total Norway (Cost $1,602)			1,299

PERU 1.1%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,800	772

SOVEREIGN ISSUES 1.0%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	529
6.150% due 08/12/2032	PEN	4,000	1,058
6.900% due 08/12/2037		6,600	1,754
6.950% due 08/12/2031		11,200	3,142

			6,483

Total Peru (Cost $7,791)			7,255

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,832
4.250% due 02/14/2043		500	537
4.625% due 03/18/2029		$1,600	1,584
5.500% due 04/04/2053		400	370

Total Poland (Cost $4,342)			4,323

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$600	506

Total Qatar (Cost $596)			506

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Government International Bond 4.000% due 12/10/2031	KRW	1,976,740	1,427

Total Republic of Korea (Cost $1,493)			1,427

ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
2.000% due 01/28/2032	EUR	600	494
2.000% due 04/14/2033		100	79
2.124% due 07/16/2031		200	171
2.625% due 12/02/2040		800	531
2.750% due 04/14/2041		500	337
2.875% due 04/13/2042		1,800	1,211
3.750% due 02/07/2034		1,200	1,067
5.000% due 09/27/2026		100	106
5.125% due 09/24/2031		1,800	1,824
5.250% due 05/30/2032		700	709
5.625% due 05/30/2037		700	696

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total Romania (Cost $9,582)			7,225

SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$800	683

SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
4.750% due 01/18/2028		2,700	2,685
4.750% due 01/16/2030		6,600	6,487
4.875% due 07/18/2033		1,900	1,842

			11,014

Total Saudi Arabia (Cost $11,851)			11,697

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,025
2.050% due 09/23/2036		900	710

Total Serbia (Cost $2,313)			1,735

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	355	243
3.250% due 06/01/2054		5,697	4,548

Total Singapore (Cost $4,465)			4,791

SOUTH AFRICA 0.9%
SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	38,000	1,930
8.875% due 02/28/2035		78,700	3,798

Total South Africa (Cost $6,245)			5,728

SOUTH KOREA 3.2%
SOVEREIGN ISSUES 3.2%
Korea Government International Bond
2.375% due 12/10/2028	KRW	331,640	222
2.625% due 06/10/2028		18,630,300	12,580
3.250% due 06/10/2033		2,059,190	1,420
3.250% due 03/10/2053		4,093,520	3,012
4.250% due 12/10/2032		1,859,080	1,372
Korea National Oil Corp. 4.250% due 09/30/2029		$2,000	1,933

Total South Korea (Cost $22,532)			20,539

SPAIN 1.6%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA 1.849% due 03/25/2026		$400	385
CaixaBank SA 6.684% due 09/13/2027 •		1,200	1,232

			1,617

SOVEREIGN ISSUES 1.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	533
Spain Government International Bond
0.850% due 07/30/2037		600	469
1.450% due 10/31/2071		1,370	726
3.450% due 07/30/2066		5,000	4,862

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

3.900% due 07/30/2039		1,600	1,759

			8,349

Total Spain (Cost $14,726)			9,966

SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
European Union 2.875% due 10/05/2029	EUR	11,500	12,113
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,075

Total Supranational (Cost $13,615)			13,188

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	957
3.869% due 01/12/2029 •		400	385
5.617% due 09/13/2030 •		1,500	1,524
6.373% due 07/15/2026 •		1,200	1,209
6.442% due 08/11/2028 •		1,344	1,389
6.442% due 08/11/2028 ~		656	678
6.537% due 08/12/2033 •		2,400	2,546

Total Switzerland (Cost $8,247)			8,688

THAILAND 1.3%
SOVEREIGN ISSUES 1.3%
Thailand Government International Bond 2.500% due 11/17/2029	THB	285,990	8,557

Total Thailand (Cost $8,443)			8,557

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		$2,400	2,298
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		600	613

Total United Arab Emirates (Cost $2,978)			2,911

UNITED KINGDOM 6.3%
CORPORATE BONDS & NOTES 3.0%
Barclays PLC 4.375% due 01/12/2026		$480	478
HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,037
5.597% due 05/17/2028 •		$500	505
5.887% due 08/14/2027 •		900	913
Nationwide Building Society 2.972% due 02/16/2028 •		700	670
NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,585
5.778% due 03/01/2035 •		2,900	2,924
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		2,350	2,423
Santander U.K. PLC 5.283% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,140
Standard Chartered PLC
6.187% due 07/06/2027 •		$2,400	2,441
6.296% due 07/06/2034 •		2,400	2,493

			19,609

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
EuroMASTR PLC 5.046% due 06/15/2040 •	GBP	133	163
Eurosail PLC 5.796% due 06/13/2045 •		392	489
Ripon Mortgages PLC 5.427% due 08/28/2056 •		5,303	6,645
RMAC Securities PLC 4.848% due 06/12/2044 •		$114	111

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

TowerBridge Funding PLC 5.494% due 12/20/2066 ~	GBP	1,999	2,490

			9,898

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,636
1.250% due 07/31/2051		5,700	3,194
1.500% due 07/31/2053		2,400	1,400
1.750% due 01/22/2049		1,900	1,293
4.250% due 12/07/2040		2,500	2,896
4.375% due 07/31/2054		1,100	1,220

			11,639

Total United Kingdom (Cost $51,945)			41,146

UNITED STATES 70.7%
ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust 4.753% due 07/25/2036 •		$2,188	698
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.323% due 07/25/2034 •		73	73
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.453% due 02/25/2034 •		119	120
Bear Stearns Asset-Backed Securities Trust 5.253% due 09/25/2046 •		302	284
Citigroup Mortgage Loan Trust
4.513% due 07/25/2045 •		518	357
4.523% due 05/25/2037 •		62	40
Countrywide Asset-Backed Certificates Trust 5.133% due 12/25/2036 •		36	29
Credit Suisse First Boston Mortgage Securities Corp.
5.803% due 05/25/2044 •		383	398
Credit-Based Asset Servicing & Securitization LLC 4.822% due 07/25/2037 •		96	62
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •		1,030	1,019
GSAMP Trust
4.713% due 12/25/2046 •		1,009	519
4.933% due 09/25/2036 •		1,617	559
Home Equity Asset Trust 5.053% due 11/25/2032 •		1	1
Merrill Lynch Mortgage Investors Trust
4.613% due 09/25/2037 •		103	20
4.693% due 02/25/2037 •		34	10
Morgan Stanley ABS Capital, Inc. Trust 4.553% due 07/25/2036 •		47	17
Morgan Stanley Home Equity Loan Trust 4.803% due 04/25/2037 •		955	490
Morgan Stanley Mortgage Loan Trust
5.173% due 04/25/2037 •		316	86
6.419% due 09/25/2046 þ		1,294	269
Option One Mortgage Loan Trust
4.673% due 04/25/2037 •		1,037	722
5.323% due 05/25/2035 •		1,743	1,439
People's Choice Home Loan Securities Trust 5.803% due 01/25/2035 •		202	195
Popular ABS Mortgage Pass-Through Trust 4.763% due 06/25/2047 •		1,404	1,293
Securitized Asset-Backed Receivables LLC Trust
4.553% due 12/25/2036 •		24	11
4.573% due 12/25/2036 •		26	6
4.583% due 05/25/2037 •		242	181
SMB Private Education Loan Trust
1.290% due 07/15/2053		780	724
5.612% due 07/15/2053 •		240	241
6.048% due 02/16/2055 •		1,700	1,724
Soundview Home Loan Trust 4.573% due 11/25/2036 •		26	7
Structured Asset Securities Corp. Mortgage Loan Trust 6.167% due 04/25/2035 •		19	19
Terwin Mortgage Trust 5.393% due 11/25/2033 •		37	33

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

WashingtonMutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •		36	12

			11,659

CORPORATE BONDS & NOTES 7.0%
Boeing Co. 6.259% due 05/01/2027		700	717
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		900	899
Charter Communications Operating LLC
3.500% due 03/01/2042		3,200	2,176
3.700% due 04/01/2051		1,200	750
3.850% due 04/01/2061		400	241
Citigroup, Inc. 5.449% due 06/11/2035 •		2,700	2,679
Credit Suisse AG AT1 Claim		700	88
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	337
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	277
3.375% due 11/13/2025		400	394
4.125% due 08/17/2027		1,300	1,258
4.542% due 08/01/2026		600	594
GA Global Funding Trust 2.250% due 01/06/2027		900	852
Glencore Funding LLC 5.371% due 04/04/2029		1,900	1,916
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,600	1,532
5.851% due 04/25/2035 •		1,400	1,427
6.484% due 10/24/2029 •		2,100	2,201
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,784
6.087% due 10/23/2029 •		2,600	2,697
Morgan Stanley
3.955% due 03/21/2035 •	EUR	3,100	3,291
4.654% due 10/18/2030 •		$700	685
5.466% due 01/18/2035 •		1,200	1,194
6.407% due 11/01/2029 •		2,100	2,194
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		2,700	2,540
Organon & Co. 2.875% due 04/30/2028	EUR	500	505
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	93
4.000% due 12/01/2046		200	151
4.200% due 03/01/2029		1,200	1,161
4.250% due 03/15/2046		100	79
4.550% due 07/01/2030		400	388
PacifiCorp 5.300% due 02/15/2031		1,000	1,009
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		2,600	2,595
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	600	635
5.125% due 02/13/2031		$800	801
Wells Fargo & Co.
5.198% due 01/23/2030 •		1,900	1,906
5.211% due 12/03/2035 •		1,400	1,363
6.303% due 10/23/2029 •		1,400	1,457

			45,866

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		1,544	1,545

			1,545

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.158% due 06/01/2026		1,300	1,256
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		463	464

			1,720

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
Adjustable Rate Mortgage Trust
5.798% due 09/25/2035 ~		32	28
7.783% due 07/25/2035 ~		13	12
American Home Mortgage Assets Trust 4.833% due 09/25/2046 •		425	383

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Bancof America Funding Trust
4.624% due 10/20/2046 ~	396	329
5.100% due 01/20/2047 ~	44	38
5.500% due 09/25/2035	296	287
5.750% due 11/25/2035	111	105
6.000% due 08/25/2036	44	39
6.639% due 11/20/2034 ~	158	153
Banc of America Mortgage Trust
5.775% due 09/25/2035 ~	45	40
6.337% due 07/25/2035 ~	35	29
BCAP LLC Trust
4.717% due 01/26/2047 •	143	138
5.250% due 02/26/2036 ~	507	199
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	19	17
4.308% due 11/25/2034 ~	383	335
4.765% due 02/25/2036 ~	69	63
5.629% due 02/25/2034 ~	4	4
6.538% due 10/25/2033 ~	15	14
6.678% due 05/25/2033 ~	18	17
6.912% due 05/25/2034 ~	68	64
Bear Stearns ALT-A Trust
4.408% due 11/25/2036 ~	232	97
4.563% due 08/25/2036 ~	809	380
4.787% due 11/25/2036 ~	844	435
4.849% due 08/25/2036 ~	37	24
5.031% due 11/25/2035 ~	19	15
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~	35	25
BellaVista Mortgage Trust 4.981% due 05/20/2045 •	9	6
BIG Commercial Mortgage Trust 5.739% due 02/15/2039 •	3,195	3,190
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	921	819
Chase Mortgage Finance Trust
5.300% due 07/25/2037 ~	51	41
6.620% due 02/25/2037 ~	52	51
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037	30	25
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	5,639	4,515
3.000% due 11/27/2051 ~	3,675	3,070
6.080% due 09/25/2035 •	62	62
6.223% due 08/25/2035 ~	29	27
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 5.072% due 09/25/2035 ~	409	359
Countrywide Alternative Loan Trust
4.765% due 09/20/2046 •	1,047	888
4.773% due 02/25/2047 •	153	146
4.793% due 05/25/2047 •	146	129
4.803% due 05/25/2037 •	332	106
4.853% due 06/25/2036 •	189	79
4.853% due 06/25/2037 •	456	410
4.873% due 05/25/2035 •	454	419
4.873% due 07/25/2046 •	412	365
4.905% due 03/20/2046 •	27	23
4.973% due 07/25/2046 •	715	493
5.013% due 12/25/2035 •	20	18
5.250% due 06/25/2035	73	54
6.225% due 08/25/2035 •	105	98
6.250% due 08/25/2037	299	141
6.325% due 11/25/2035 •	193	165
6.500% due 08/25/2032	9	9
6.865% due 11/25/2035 •	137	122
Countrywide Home Loan Mortgage Pass-Through Trust
4.937% due 09/25/2047 ~	197	177
5.033% due 04/25/2035 •	8	8
5.093% due 03/25/2035 •	375	341
5.113% due 02/25/2035 •	70	65
5.133% due 02/25/2035 •	28	25
5.133% due 03/25/2036 •	6	1
5.165% due 11/25/2034 ~	11	11
6.662% due 02/20/2036 •	71	60
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	113	84
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	587	470
6.500% due 07/26/2036	588	135
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	195	162
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.553% due 10/25/2036 •	23	19
6.800% due 07/25/2036 þ	158	133
Extended Stay America Trust 5.591% due 07/15/2038 •	3,259	3,263

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

FirstHorizon Alternative Mortgage Securities Trust 4.833% due 08/25/2035 ~	210	173
GreenPoint Mortgage Funding Trust
4.813% due 01/25/2037 •	382	340
4.853% due 12/25/2046 •	511	478
4.873% due 04/25/2036 •	161	142
4.893% due 06/25/2045 •	57	51
4.993% due 11/25/2045 •	20	18
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~	9	8
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)	65,000	1
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	705	567
2.500% due 04/25/2052 ~	855	684
GSR Mortgage Loan Trust
4.484% due 05/25/2035 ~	60	45
4.973% due 08/25/2046 •	461	102
5.330% due 09/25/2035 ~	34	33
6.750% due 03/25/2033 •	9	9
HarborView Mortgage Loan Trust
4.861% due 09/19/2037 •	351	297
4.961% due 03/19/2036 •	53	47
5.041% due 02/19/2036 •	212	94
5.052% due 07/19/2035 ~	34	25
5.101% due 11/19/2035 •	149	97
5.181% due 01/19/2035 •	13	12
Impac CMB Trust
5.113% due 03/25/2035 •	8	8
5.233% due 10/25/2034 •	32	32
IndyMac INDA Mortgage Loan Trust 3.301% due 11/25/2035 ~	143	108
IndyMac INDX Mortgage Loan Trust
3.902% due 08/25/2035 ~	95	70
4.728% due 12/25/2034 ~	35	32
4.873% due 05/25/2046 •	508	451
4.933% due 06/25/2037 •	188	171
4.953% due 02/25/2037 •	658	425
5.033% due 11/25/2036 •	154	141
JP Morgan Alternative Loan Trust
4.933% due 10/25/2036 •	1,062	949
5.500% due 11/25/2036 ~	8	3
5.812% due 12/25/2035 ~	968	682
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,999	5,004
3.000% due 03/25/2052 ~	5,350	4,463
3.000% due 04/25/2052 ~	5,046	4,227
3.000% due 05/25/2052 ~	7,792	6,499
4.222% due 07/27/2037 ~	290	267
4.753% due 10/25/2035 •	1,026	727
5.289% due 02/25/2036 ~	171	121
5.406% due 08/25/2035 ~	47	47
5.534% due 07/25/2035 ~	42	39
6.035% due 10/25/2035 ~	40	38
6.171% due 11/25/2033 ~	26	25
Lehman XS Trust 5.093% due 11/25/2046 •	765	564
MASTR Adjustable Rate Mortgages Trust
4.663% due 04/25/2046 •	80	71
5.133% due 05/25/2047 •	1,500	1,216
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •	414	40
Merrill Lynch Mortgage Investors Trust
5.184% due 06/25/2035 ~	61	59
5.247% due 06/25/2037 ~	58	53
6.485% due 02/25/2033 ~	19	17
Merrill Lynch Mortgage-Backed Securities Trust 4.297% due 04/25/2037 ~	12	10
MF1 Ltd. 5.467% due 12/15/2034 •	3,100	3,084
MFA Trust
1.381% due 04/25/2065 ~	597	573
1.947% due 04/25/2065 ~	229	219
6.105% due 12/25/2068 þ	720	723
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,413	1,349
2.750% due 11/25/2059 ~	1,258	1,198
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.792% due 10/25/2035 ~	98	83
6.320% due 03/25/2047 þ	173	158
6.615% due 02/25/2036 ~	26	20
6.638% due 03/25/2047 þ	148	135
OBX Trust
3.000% due 01/25/2052 ~	3,507	2,940
7.159% due 10/25/2063 þ	1,602	1,634

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

OneNew York Plaza Trust 5.462% due 01/15/2036 •	3,700	3,534
Residential Accredit Loans, Inc. Trust
4.399% due 08/25/2035 ~	92	35
4.603% due 02/25/2047 •	770	238
4.873% due 04/25/2046 •	58	15
5.791% due 10/25/2037 ~	356	296
6.000% due 06/25/2036	317	251
6.000% due 06/25/2037	191	149
Residential Asset Securitization Trust 6.500% due 08/25/2036	657	192
Residential Funding Mortgage Securities, Inc. Trust 6.092% due 09/25/2035 ~	133	87
Sequoia Mortgage Trust
5.185% due 07/20/2033 •	43	42
7.414% due 04/20/2035 ~	14	14
Structured Adjustable Rate Mortgage Loan Trust
4.893% due 05/25/2037 •	23	20
4.945% due 04/25/2035 ~	372	336
6.225% due 01/25/2035 •	12	11
6.353% due 10/25/2037 •	138	126
6.811% due 04/25/2034 ~	4	4
7.203% due 02/25/2034 ~	22	22
Structured Asset Mortgage Investments Trust
4.833% due 07/25/2046 •	400	283
4.873% due 04/25/2036 •	55	50
4.893% due 09/25/2047 •	44	39
4.913% due 05/25/2045 •	109	97
4.981% due 07/19/2035 •	20	19
5.061% due 07/19/2034 •	1	1
5.073% due 12/25/2035 •	9	7
6.325% due 08/25/2047 •	663	548
Structured Asset Securities Corp. Mortgage Loan Trust 4.743% due 10/25/2036 •	772	636
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •	418	381
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,356	1,224
2.710% due 01/25/2060 ~	997	948
2.900% due 10/25/2059 ~	4,406	4,197
5.453% due 05/25/2058 •	511	524
UWM Mortgage Trust 3.000% due 01/25/2052 ~	580	483
Verus Securitization Trust
6.259% due 12/25/2068 þ	698	704
6.876% due 11/25/2068 ~	1,107	1,124
WaMu Mortgage Pass-Through Certificates Trust
3.752% due 04/25/2037 ~	424	379
3.899% due 03/25/2036 ~	474	428
4.060% due 02/25/2037 ~	119	101
4.170% due 12/25/2046 •	242	212
4.263% due 12/25/2046 •	119	102
4.361% due 12/25/2036 ~	15	13
4.398% due 02/25/2037 ~	173	150
4.443% due 05/25/2046 •	347	317
5.011% due 12/25/2035 ~	134	121
5.013% due 11/25/2045 •	104	96
5.033% due 07/25/2045 •	188	181
5.033% due 10/25/2045 •	29	28
5.073% due 01/25/2045 •	25	25
5.076% due 03/25/2035 ~	88	88
5.093% due 01/25/2045 •	26	25
5.193% due 11/25/2034 •	219	208
5.433% due 11/25/2034 •	148	139
6.013% due 03/25/2034 ~	72	72
6.034% due 08/25/2034 ~	87	84
6.199% due 06/25/2033 ~	11	11
6.225% due 06/25/2042 •	12	11
6.225% due 08/25/2042 •	15	14
6.325% due 11/25/2046 •	75	66
Washington Mutual Mortgage Pass-Through Certificates Trust
5.765% due 07/25/2046 •	261	159
5.795% due 05/25/2046 •	662	566
6.000% due 10/25/2035	257	195
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	46	38

		86,423

U.S. GOVERNMENT AGENCIES 41.1%
Fannie Mae
3.000% due 03/01/2060	949	798
3.500% due 01/01/2059	2,051	1,803
4.547% due 03/01/2033 •	12	12

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

4.750% due 07/25/2037 •	70	68
4.969% due 03/25/2034 •	1	1
5.083% due 06/25/2029 - 06/25/2036 •	23	22
5.185% due 12/01/2036 •	3	2
6.000% due 04/25/2043 - 07/25/2044	204	207
6.035% due 12/01/2034 •	5	5
6.127% due 06/01/2043 •	15	15
6.128% due 10/01/2044 •	16	16
6.500% due 06/25/2044	2	2
7.019% due 11/01/2034 •	104	108
7.123% due 06/01/2035 •	2	1
7.310% due 09/01/2035 •	8	8
Freddie Mac
1.602% due 01/15/2038 ~(a)	316	16
4.713% due 08/25/2031 •	5	5
5.162% due 12/15/2031 •	6	6
5.312% due 12/15/2037 •	76	76
5.319% due 01/15/2038 •	316	312
6.025% due 10/25/2044 •	167	152
6.676% due 11/01/2035 •	15	15
6.924% due 08/01/2035 •	2	2
7.356% due 09/01/2035 •	2	2
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	4,146	3,602
3.750% due 10/20/2029 •	2	2
5.605% due 12/20/2073 •	1,179	1,182
6.000% due 08/20/2034	964	979
Ginnie Mae, TBA
2.500% due 02/01/2055	3,500	2,924
3.000% due 02/01/2055	18,385	15,945
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	4,489	3,676
3.000% due 10/01/2049 - 06/01/2051	2,270	1,934
3.500% due 10/01/2034 - 07/01/2050	1,713	1,557
4.000% due 01/01/2048 - 06/01/2050	807	747
5.500% due 06/01/2053 - 09/01/2053	10,790	10,665
6.000% due 06/01/2053 - 09/01/2054	71,814	72,308
6.500% due 12/01/2053	3,663	3,743
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	7,400	6,286
4.500% due 03/01/2055	47,060	44,237
6.500% due 02/01/2055	92,700	94,543

		267,984

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds
1.875% due 02/15/2041 (f)	100	67
2.250% due 08/15/2049 (f)	2,100	1,301
2.375% due 11/15/2049 (j)	175	111
3.000% due 02/15/2048 (f)	1,600	1,174
3.000% due 08/15/2048 (j)	175	128
3.000% due 02/15/2049 (f)(j)	250	182
3.375% due 11/15/2048 (f)	3,900	3,048
4.125% due 08/15/2044 (f)	3,375	3,055
U.S. Treasury Inflation Protected Securities(d)
0.125% due 04/15/2025 (f)(h)(j)	7,638	7,591
0.125% due 07/15/2031 (h)(j)	3,180	2,800
0.125% due 01/15/2032 (h)(j)	797	691
0.375% due 07/15/2025 (h)	532	529
0.500% due 01/15/2028 (f)(h)(j)	9,470	9,055
0.625% due 07/15/2032 (j)	543	486
1.125% due 01/15/2033 (f)(h)	4,239	3,901
2.500% due 01/15/2029 (h)(j)	2,941	2,993
3.875% due 04/15/2029 (h)(j)	2,304	2,472
U.S. Treasury Notes
2.875% due 04/30/2025 (h)	119	118
3.500% due 02/15/2033 (f)	1,400	1,303
4.000% due 02/15/2034 (f)	5,100	4,884
4.375% due 05/15/2034 (f)	600	591

		46,480

Total United States (Cost $480,955)		461,677

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (e) 0.6%		3,895

U.S. TREASURY BILLS 0.5%
4.321% due 03/20/2025 - 03/27/2025 (b)(c)(j)	$2,963	2,936

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $6,831)		6,831

Total Investments in Securities (Cost $919,020)		841,144

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	26,693	260

Total Short-Term Instruments (Cost $260)		260

Total Investments in Affiliates (Cost $260)		260

Total Investments 129.0% (Cost $919,280)		$841,404
Financial Derivative Instruments(g)(i)(0.1)%(Cost or Premiums, net $8,417)		(943)
Other Assets and Liabilities, net (28.9)%		(188,011)

Net Assets 100.0%		$652,450

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.400%	12/27/2024	01/06/2025	$3,895	U.S. Treasury Notes 4.500% due 11/15/2033	$(3,906)	$3,895	$3,898

Total Repurchase Agreements	$(3,906)	$3,895	$3,898

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.650%	12/31/2024	01/02/2025	$(1,572)	$(1,572)
BRC	3.040	12/24/2024	02/05/2025	EUR	(3,359)	(3,482)
4.150	12/23/2024	TBD(3)	$(198)	(199)
4.450	12/31/2024	01/02/2025	(785)	(785)
BSN	4.580	12/19/2024	01/06/2025	(13,788)	(13,813)
4.580	12/26/2024	01/06/2025	(3,915)	(3,918)

Total Reverse Repurchase Agreements	$(23,769)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	4.660%	12/03/2024	02/05/2025	$(8,517)	$(8,550)

Total Sale-Buyback Transactions	$(8,550)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (19.6)%
U.S. Government Agencies (19.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2040	$21,000	$(18,679)	$(18,559)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	70,050	(55,073)	(54,541)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	8,400	(6,929)	(6,844)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	6,100	(5,375)	(5,395)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	20	(19)	(18)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2055	20,480	(20,243)	(20,212)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	22,441	(22,621)	(22,527)

Total Short Sales (19.6)%	$(128,939)	$(128,096)

(f)	Securities with an aggregate market value of $31,866 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(22,138) at a weighted average interest rate of 4.993%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

(4)	Payable for sale-buyback transactions includes $(37) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	65	$4,271	$(11)	$9	$(7)
Canada Government 5-Year March Futures	03/2025	67	5,280	70	5	0
Euro-BTP March Futures	03/2025	430	53,441	(916)	58	0
Euro-Buxl 30-Year Bond March Futures	03/2025	16	2,199	(117)	20	0
Euro-Schatz March Futures	03/2025	633	70,149	(150)	23	0
Long Gilt March Futures	03/2025	34	3,933	(93)	24	0

$(1,217)	$139	$(7)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	327	$(22,846)	$289	$139	$(165)
Canada Government 10-Year March Futures	03/2025	26	(2,218)	30	0	(3)
Euro-Bobl March Futures	03/2025	292	(35,649)	240	0	(64)
Euro-Bund March Futures	03/2025	202	(27,921)	628	0	(88)
Euro-Oat March Futures	03/2025	87	(11,121)	212	0	(13)
Japan Government 10-Year Bond March Futures	03/2025	7	(6,313)	16	3	(3)
U.S. Treasury 10-Year Note March Futures	03/2025	86	(9,353)	82	19	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	74	(8,799)	278	32	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	114	(12,690)	174	29	0

$1,949	$222	$(336)

Total Futures Contracts	$732	$361	$(343)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	3,100	$18	$5	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$91,000	$(524)	$(190)	$(714)	$0	$(34)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	11,700	(34)	7	(27)	11	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029	17,900	(388)	14	(374)	9	0

$(946)	$(169)	$(1,115)	$20	$(34)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$81,700	$1,812	$41	$1,853	$19	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

INTERESTRATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	60,200	$447	$(667)	$(220)	$39	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		23,700	(121)	(488)	(609)	28	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		59,773	803	(1,187)	(384)	165	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		11,800	(17)	(400)	(417)	51	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		5,100	218	316	534	0	(22)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		6,200	251	395	646	0	(38)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	INR	354,110	(5)	18	13	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	1,260,000	(374)	(77)	(451)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(27)	(149)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,680,000	(70)	23	(47)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		120,000	(6)	10	4	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	166	882	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(181)	(733)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		102,540	(88)	(59)	(147)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		20,000	1	9	10	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		50,000	10	17	27	1	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	5,600	8	(3)	5	0	(9)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		45,480	41	(160)	(119)	0	(145)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.910	Quarterly	12/19/2029	THB	47,270	0	(5)	(5)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		137,540	(25)	(26)	(51)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		249,270	(16)	(160)	(176)	0	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		322,230	41	(34)	7	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		84,010	(1)	(100)	(101)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$9,280	75	17	92	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		19,200	38	(58)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		121,439	(492)	430	(62)	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		8,000	0	8	8	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	27	898	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	(46)	(47)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		11,700	205	27	232	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(7)	40	33	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	56	45	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	55	55	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		5,600	0	42	42	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		33,500	0	240	240	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		4,600	(4)	(57)	(61)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		20,400	813	118	931	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		1,000	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		4,300	0	53	53	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		6,600	6	79	85	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	204	280	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	226	121	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,700	0	31	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		1,000	0	18	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,800	0	30	30	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		32,560	948	101	1,049	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,800	(13)	89	76	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,740	(15)	106	91	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,400	(5)	66	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,500	(9)	129	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	108	100	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,050	(8)	94	86	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		350	(1)	15	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,500	2	(42)	(40)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		2,500	(8)	(4)	(12)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		9,400	632	(9)	623	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	263	1,391	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		14,100	612	1,081	1,693	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,900	(284)	287	3	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		5,400	(473)	(152)	(625)	0	(5)
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	72,900	68	(627)	(559)	110	0
Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		4,900	(2)	(19)	(21)	14	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	100	(11)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	135	(17)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	111	9	2	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	607,729	794	2,384	3,178	56	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		194,800	112	30	142	23	(1)
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	34,700	(296)	23	(273)	0	(46)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		4,700	(7)	183	176	9	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	28	27	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Receive(6)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		2,700	0	(4)	(4)	0	(5)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		112,600	1,187	383	1,570	292	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		2,400	0	(103)	(103)	0	(6)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		8,500	0	(394)	(394)	0	(20)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		3,400	0	(130)	(130)	0	(8)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		4,700	0	(186)	(186)	0	(11)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		12,500	0	(502)	(502)	0	(30)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(4)	(5)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		3,000	(8)	(42)	(50)	0	(8)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		121,859	1,381	315	1,696	353	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		25,354	(205)	(399)	(604)	0	(121)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	4,800	0	15	15	2	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		3,000	0	6	6	1	0
Pay	3-Month ILS-TELBOR	4.390	Annual	09/26/2029		11,300	0	66	66	5	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		8,900	(32)	33	1	4	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		10,100	0	1	1	4	0
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		11,600	0	31	31	0	(5)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	14,266,480	(154)	12	(142)	0	(3)
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2035		7,387,740	143	(38)	105	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	5,000	39	109	148	0	0
Pay(6)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	(4)	(5)	0	(3)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	88	(309)	6	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		5,200	(89)	27	(62)	12	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		5,200	43	0	43	15	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(113)	22	(91)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,630	308	43	351	26	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(139)	62	(77)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(120)	66	(54)	2	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	12	109	4	0
Pay(6)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		3,000	0	(30)	(30)	4	0
Pay(6)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(30)	(30)	10	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		11,400	(2)	(18)	(20)	15	0
Pay(6)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		13,500	11	58	69	24	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	(171)	(495)	0	(22)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(14)	(8)	(22)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(10)	(8)	(18)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	325	(207)	26	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	39	(26)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	303	(29)	274	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	(72)	409	0	(2)
Receive	CAONREPO	3.500	Annual	12/18/2025	CAD	18,600	(25)	(51)	(76)	0	(2)
Pay(6)	CAONREPO	3.500	Annual	06/19/2026		27,000	(23)	171	148	7	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	202	201	7	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	166	164	5	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,350	97	(183)	(86)	0	(6)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		100	0	0	0	0	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		15,100	(956)	557	(399)	11	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	271	(280)	4	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(147)	(79)	0	(5)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(79)	(84)	0	(5)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(367)	(270)	0	(13)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(99)	(103)	0	(4)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	2	2	0	(2)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	3,500	43	(153)	(110)	0	(4)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	2,220	(75)	(28)	(103)	0	(2)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034	100	(2)	0	(2)	0	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048	2,400	(225)	125	(100)	7	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049	2,600	(299)	127	(172)	7	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053	1,000	16	13	29	3	0

$5,342	$3,523	$8,865	$1,570	$(600)

Total Swap Agreements	$6,226	$3,400	$9,626	$1,609	$(634)

(h)

Securities with an aggregate market value of $17,006 and cash of $2,301 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	882	$656	$10	$0
01/2025	$2,347	NZD	3,984	0	(118)
BOA	01/2025	CNH	3,677	$509	7	0
01/2025	IDR	5,742,588	354	0	(1)
01/2025	KRW	2,287,287	1,624	74	0
01/2025	MYR	39,815	8,975	85	0
01/2025	SGD	1,207	896	12	0
01/2025	TWD	69,004	2,134	37	0
01/2025	$1,789	CNH	13,029	0	(14)
01/2025	1,384	CNY	9,945	0	(7)
01/2025	62	IDR	982,260	0	(1)
01/2025	19,291	JPY	2,941,384	0	(579)
02/2025	CNH	1,571	$220	6	0
02/2025	$1,090	CNY	7,815	0	(10)
04/2025	DKK	21,000	$3,096	165	0
BPS	01/2025	AUD	457	290	7	0
01/2025	CAD	2,345	1,669	37	0
01/2025	CNH	72,388	9,929	64	0
01/2025	EUR	16	RON	80	0	0
01/2025	2,748	$2,912	64	0
01/2025	IDR	30,244,665	1,852	0	(21)
01/2025	INR	27,665	323	0	0
01/2025	JPY	96,000	614	3	0
01/2025	KRW	1,355,222	971	54	0
01/2025	SGD	1,019	758	12	0
01/2025	TWD	28,231	889	31	0
01/2025	$34,200	CNH	247,738	0	(437)
01/2025	664	CNY	4,760	0	(4)
01/2025	1,944	CZK	46,309	0	(40)
01/2025	3,164	EUR	3,028	0	(26)
01/2025	3,182	IDR	50,748,195	0	(50)
01/2025	477	INR	40,306	0	(7)
01/2025	4,112	KRW	5,842,794	6	(160)
01/2025	2,654	PLN	10,814	0	(39)
01/2025	519	TWD	16,825	0	(7)
01/2025	ZAR	12,653	$715	46	0
02/2025	RON	4,581	966	15	0
02/2025	$12,166	CNH	88,156	0	(144)
02/2025	87	CNY	624	0	(1)
03/2025	ILS	1,099	$306	3	0
03/2025	KRW	1,518,409	1,026	0	(5)
03/2025	$1,852	IDR	30,336,353	12	0
03/2025	323	INR	27,808	0	0
03/2025	1,117	MXN	22,921	0	(32)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

	03/2025		518	TRY	19,867	4	0
	04/2025	BRL	17,800		$3,189	350	0
	04/2025	TWD	16,728		519	8	0
	05/2025		$13,074	CNH	94,878	0	(84)
	10/2025	BRL	6,300		$1,037	81	0
	05/2029	KWD	511		1,756	41	0
	07/2029		65		222	5	0
BRC	01/2025	EUR	12,458		13,180	270	0
	01/2025	GBP	1,564		1,973	16	0
	01/2025	KRW	985,736		691	23	0
	01/2025	TRY	11,745		329	0	0
	01/2025		$24,841	GBP	19,733	0	(140)
	01/2025		1,091	IDR	17,114,049	0	(33)
	01/2025		20,998	JPY	3,137,743	0	(1,054)
	01/2025		673	TRY	25,618	49	0
	02/2025		220	CNH	1,570	0	(6)
	02/2025		2,676	JPY	419,167	0	(3)
	02/2025		4,716	TRY	177,605	97	0
	03/2025	ILS	4,170		$1,171	22	0
	03/2025	MXN	25,536		1,249	39	0
	04/2025	JPY	270,000		1,844	107	0
	04/2025	PEN	2,959		792	7	0
	04/2025		$4,526	JPY	660,000	0	(281)
	05/2025	JPY	310,000		$2,120	119	0
	05/2025		$2,133	JPY	310,000	0	(132)
	06/2025		1,242		180,000	0	(77)
BSH	04/2025	PEN	7,863		$2,072	0	(15)
	05/2025		858		227	0	(1)
CBK	01/2025	IDR	36,835,582		2,281	0	(1)
	01/2025	INR	296,220		3,474	20	0
	01/2025	KRW	6,428,087		4,642	286	0
	01/2025	TWD	115,740		3,635	116	0
	01/2025		$1,431	CNH	10,319	0	(24)
	01/2025		1,854	CNY	13,312	0	(10)
	01/2025		738	GBP	582	0	(9)
	01/2025		2,506	IDR	39,645,212	0	(51)
	01/2025		2,594	INR	219,448	0	(35)
	01/2025		2,056	KRW	2,934,211	0	(68)
	02/2025	BRL	3,684		$637	45	0
	02/2025	PEN	4,024		1,067	0	(2)
	02/2025		$3,561	CNY	25,553	0	(27)
	03/2025	IDR	496,058		$30	0	0
	03/2025	KRW	1,189,029		812	5	0
	03/2025		$1,456	COP	6,504,196	5	0
	03/2025		2,281	IDR	36,943,922	0	(11)
	03/2025		3,474	INR	297,546	0	(25)
	05/2025	PEN	760		$201	0	(1)
	08/2025		551		146	1	0
	01/2026	JPY	110,000		810	83	0
DUB	01/2025	KRW	6,341,160		4,544	248	0
	01/2025		$187	KRW	264,343	0	(8)
	01/2025		1,056	PLN	4,321	0	(11)
	02/2025	PEN	2,769		$740	4	0
	02/2025		$2,984	MXN	60,372	0	(109)
	02/2025		3,547	THB	119,101	0	(43)
	03/2025		1,374	PEN	5,228	14	0
	04/2025	JPY	390,000		$2,664	155	0
FAR	01/2025	TWD	1,722		53	1	0
	01/2025		$2,885	AUD	4,447	0	(133)
GLM	01/2025	KRW	2,249,293		$1,637	112	0
	01/2025	MXN	6,011		287	0	0
	01/2025	TWD	27,128		845	20	0
	01/2025		$1,263	IDR	19,945,560	0	(30)
	01/2025		1,188	PLN	4,837	0	(18)
	02/2025	EUR	1,368	RON	6,850	6	0
	02/2025		$1,344	MXN	27,366	0	(40)
	03/2025		372	BRL	2,192	0	(21)
	04/2025	BRL	35,100		$6,323	726	0
	04/2025	PEN	7,851		2,089	5	0
	05/2025		$486	CNH	3,489	0	(8)
	06/2025	JPY	180,000		$1,201	35	0
	10/2025	BRL	26,800		4,375	309	0
	01/2026	JPY	300,000		2,229	245	0
IND	01/2025		$932	DKK	6,591	0	(16)
JPM	01/2025	CNH	38,299		$5,283	63	0
	01/2025	IDR	3,802,610		234	1	(2)
	01/2025	JPY	115,100		737	4	0
	01/2025	SGD	28		21	0	0
	01/2025	TRY	10,645		298	0	(2)
	01/2025	TWD	24,311		751	12	0
	01/2025		$7,659	CNH	55,404	0	(108)
	01/2025		664	CNY	4,759	0	(5)
	01/2025		1,046	HUF	408,004	0	(20)
	01/2025		328	IDR	5,190,951	0	(6)
	01/2025		2,555	INR	216,885	0	(25)
	01/2025		16,031	JPY	2,400,690	0	(759)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

01/2025	180	KRW	254,715	0	(8)
01/2025	607	PLN	2,482	0	(7)
01/2025	298	TRY	10,745	2	0
02/2025	THB	2,505	$73	0	(1)
03/2025	$185	IDR	3,029,759	1	0
04/2025	BRL	400	$71	7	0
05/2025	$823	TRY	36,292	90	0
06/2025	THB	289,913	$8,434	0	(161)
MBC	01/2025	AUD	891	579	27	0
01/2025	CAD	1,987	1,408	25	(1)
01/2025	CHF	1,806	2,058	66	0
01/2025	CNH	35,696	4,891	26	0
01/2025	DKK	5,400	793	43	0
01/2025	EUR	5,188	5,426	50	0
01/2025	INR	11,641	136	0	0
01/2025	KRW	8,375,507	5,999	327	0
01/2025	$10,746	CNH	77,896	0	(130)
01/2025	207,522	EUR	196,998	0	(3,364)
01/2025	310	INR	26,229	0	(4)
01/2025	15	NOK	171	0	0
01/2025	105	PLN	428	0	(1)
01/2025	4,179	SEK	45,510	0	(63)
01/2025	808	TWD	26,291	0	(9)
02/2025	328	CNH	2,394	0	(2)
02/2025	1,006	THB	33,987	0	(6)
03/2025	ILS	1,329	$374	7	0
03/2025	$136	INR	11,702	0	0
04/2025	TWD	26,141	$808	9	0
05/2025	$13,044	CNH	94,276	0	(135)
MYI	01/2025	JPY	112,600	$735	18	0
01/2025	MYR	1,503	334	0	(2)
01/2025	$314	DKK	2,221	0	(5)
01/2025	1,837	IDR	29,036,001	0	(38)
01/2025	82	PLN	334	0	(1)
01/2025	412	TWD	13,305	0	(8)
NGF	01/2025	223	IDR	3,549,651	0	(4)
RBC	02/2025	5,003	JPY	783,662	0	(6)
RYL	01/2025	AUD	3,269	$2,096	73	0
SCX	01/2025	CNH	6,455	891	11	0
01/2025	EUR	2,298	2,389	8	0
01/2025	JPY	154,100	985	4	0
01/2025	SGD	352	262	4	0
01/2025	TWD	14,292	446	12	0
01/2025	$11,411	CNH	82,432	0	(176)
01/2025	968	IDR	15,291,152	0	(24)
01/2025	828	INR	70,052	0	(11)
01/2025	207	KRW	303,054	0	(1)
01/2025	427	TWD	13,914	0	(4)
02/2025	CNH	15,934	$2,184	11	0
02/2025	$1,671	CNY	11,976	0	(15)
02/2025	6,293	JPY	985,692	0	(7)
03/2025	KRW	302,290	$207	1	0
04/2025	TWD	13,845	427	4	0
05/2025	CNH	34,455	4,797	79	0
05/2025	PEN	341	91	0	0
05/2025	$7,899	CNH	56,942	0	(103)
SOG	01/2025	EUR	783	RON	3,919	4	0
01/2025	INR	29,867	$350	2	0
01/2025	$1,278	PLN	5,217	0	(16)
SSB	01/2025	IDR	5,456,075	$343	6	0
01/2025	MXN	969	49	3	0
01/2025	$694	CLP	677,577	0	(13)
01/2025	525	JPY	82,790	1	0
01/2025	18	KRW	25,571	0	(1)
TOR	01/2025	30,591	JPY	4,602,417	0	(1,312)
UAG	01/2025	1,025	NOK	11,396	0	(24)
01/2025	1,343	PLN	5,457	0	(22)

Total Forward Foreign Currency Contracts	$5,430	$(10,842)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus CNH VKO @ 7.300	CNH	7.300	02/14/2025	140,000	$15	$70
MBC	Call - OTC USD versus CNH VKO @ 7.375	7.375	02/14/2025	120,000	12	41

$27	$111

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

FOREIGNCURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	170	$22	$45
CBK	Call - OTC USD versus CNH	7.450	02/14/2025	170	26	36
GLM	Call - OTC USD versus CNH	7.300	05/15/2025	700	8	11
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	6,300	70	102

$126	$194

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	2,800	$101	$118
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	44,900	63	49
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	39,000	43	30
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	700	26	32
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	2,600	78	85
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	3,700	128	148
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	800	33	37
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	5,600	29	27
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,000	1	1

$502	$527

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$1,132

Total Purchased Options	$837	$1,964

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	700	$(8)	$(4)
MBC	Put - OTC USD versus CNH	7.200	01/17/2025	3,586	(25)	(3)
Put - OTC USD versus CNH	7.078	05/13/2025	6,300	(69)	(34)
SCX	Put - OTC USD versus CNH	7.200	01/17/2025	3,944	(31)	(4)

$(133)	$(45)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	10,800	$(103)	$(91)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(828)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	2,700	(26)	(27)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	10,000	(78)	(63)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	2,700	(27)	(22)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	11,500	(101)	(89)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	3,100	(34)	(32)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,700	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,700	(6)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,300	(3)	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,300	(3)	(17)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,700	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,700	(5)	(28)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	2,600	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	2,600	(7)	(22)

$(592)	$(1,228)

Total Written Options	$(725)	$(1,273)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$1,700	$(56)	$8	$0	$(48)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	1,700	(56)	8	0	(48)

$(112)	$16	$0	$(96)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$1,900	$(46)	$54	$8	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	1,300	(32)	38	6	0

$(78)	$92	$14	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$5,881	JPY	869,200	$(25)	$12	$0	$(13)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	7,052	1,035,500	(24)	11	0	(13)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	26,796	3,924,100	242	43	285	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	7,056	1,034,100	(10)	11	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	5,031	704,300	259	9	268	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	5,824	859,100	(13)	12	0	(1)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	13,467	1,876,000	728	27	755	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	11,264	1,569,100	676	24	700	0

$1,833	$149	$2,009	$(27)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	6,800	$(5)	$2	$0	$(3)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	4,140	(12)	10	0	(2)
GST	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030	8,600	(4)	0	0	(4)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	20,930	133	(154)	0	(21)

$112	$(142)	$0	$(30)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173% (SOFRINDX)	Maturity	06/20/2025	$14,400	$156	$222	$378	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173%(SOFRINDX)	Maturity	03/20/2025	13,080	168	369	537	0

$324	$591	$915	$0

Total Swap Agreements	$2,079	$706	$2,938	$(153)

(j)

Securities with an aggregate market value of $5,624 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Argentina
Sovereign Issues	$0	$513	$0	$513
Australia
Sovereign Issues	0	7,981	0	7,981
Brazil
Sovereign Issues	0	13,207	0	13,207
Canada
Corporate Bonds & Notes	0	921	0	921
Non-Agency Mortgage-Backed Securities	0	2,025	0	2,025
Sovereign Issues	0	28,268	0	28,268
Cayman Islands
Asset-Backed Securities	0	29,795	0	29,795
Corporate Bonds & Notes	0	2,546	0	2,546
Sovereign Issues	0	809	0	809
Chile
Sovereign Issues	0	793	0	793
China
Sovereign Issues	0	12,761	0	12,761
Denmark
Corporate Bonds & Notes	0	7,352	0	7,352
France
Corporate Bonds & Notes	0	4,415	0	4,415
Sovereign Issues	0	16,741	0	16,741
Germany
Corporate Bonds & Notes	0	4,145	0	4,145
Hungary
Sovereign Issues	0	1,430	0	1,430
Ireland
Asset-Backed Securities	0	17,600	0	17,600
Israel
Sovereign Issues	0	6,855	0	6,855
Italy
Corporate Bonds & Notes	0	4,456	0	4,456
Sovereign Issues	0	1,411	0	1,411
Japan
Corporate Bonds & Notes	0	948	0	948
Sovereign Issues	0	38,350	0	38,350
Malaysia
Corporate Bonds & Notes	0	1,213	0	1,213
Sovereign Issues	0	13,659	0	13,659
Mexico
Sovereign Issues	0	452	0	452
Netherlands
Corporate Bonds & Notes	0	2,530	0	2,530
New Zealand
Sovereign Issues	0	479	0	479
Norway
Sovereign Issues	0	1,299	0	1,299
Peru
Corporate Bonds & Notes	0	772	0	772
Sovereign Issues	0	6,483	0	6,483
Poland
Sovereign Issues	0	4,323	0	4,323
Qatar
Corporate Bonds & Notes	0	506	0	506
Republic of Korea
Sovereign Issues	0	1,427	0	1,427
Romania
Sovereign Issues	0	7,225	0	7,225
Saudi Arabia
Corporate Bonds & Notes	0	683	0	683
Sovereign Issues	0	11,014	0	11,014
Serbia
Sovereign Issues	0	1,735	0	1,735
Singapore
Sovereign Issues	0	4,791	0	4,791
South Africa
Sovereign Issues	0	5,728	0	5,728
South Korea
Sovereign Issues	0	20,539	0	20,539
Spain
Corporate Bonds & Notes	0	1,617	0	1,617
Sovereign Issues	0	8,349	0	8,349
Supranational
Corporate Bonds & Notes	0	13,188	0	13,188
Switzerland
Corporate Bonds & Notes	0	8,688	0	8,688
Thailand
Sovereign Issues	0	8,557	0	8,557
United Arab Emirates
Corporate Bonds & Notes	0	2,911	0	2,911
United Kingdom
Corporate Bonds & Notes	0	19,609	0	19,609
Non-Agency Mortgage-Backed Securities	0	9,898	0	9,898
Sovereign Issues	0	11,639	0	11,639

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

UnitedStates
Asset-Backed Securities	0	11,659	0	11,659
Corporate Bonds & Notes	0	45,866	0	45,866
Loan Participations and Assignments	0	1,545	0	1,545
Municipal Bonds & Notes	0	1,720	0	1,720
Non-Agency Mortgage-Backed Securities	0	86,423	0	86,423
U.S. Government Agencies	0	267,984	0	267,984
U.S. Treasury Obligations	0	46,480	0	46,480
Short-Term Instruments
Repurchase Agreements	0	3,895	0	3,895
U.S. Treasury Bills	0	2,936	0	2,936

	$0	$841,144	$0	$841,144
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$260	$0	$0	$260

Total Investments	$260	$841,144	$0	$841,404

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(128,096)	$0	$(128,096)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	281	1,689	0	1,970
Over the counter	0	10,332	0	10,332

	$281	$12,021	$0	$12,302
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(343)	(634)	0	(977)
Over the counter	0	(12,268)	0	(12,268)

	$(343)	$(12,902)	$0	$(13,245)

Total Financial Derivative Instruments	$(62)	$(881)	$0	$(943)

Totals	$198	$712,167	$0	$712,365

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Altice France SA 8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	945	$801
Asplundh Tree Expert LLC 6.107% due 05/23/2031 ~		$994	997
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		12,596	12,604
Belron Finance U.S. LLC
TBD% due 10/16/2031 ~	EUR	3,200	3,335
TBD% due 10/16/2031 ~		$2,594	2,621
BJ's Wholesale Club, Inc. 6.274% due 02/03/2029 ~		1,200	1,208
Broadcom, Inc. 5.463% due 08/14/2026 «~		2,999	2,991
Carnival Corp. 7.107% due 08/08/2027 ~		3,901	3,934
Castlelake LP 2.950% due 05/13/2031 «~		21,238	19,565
Charter Communications Operating LLC
6.593% due 12/07/2030 ~		13,860	13,840
6.781% due 12/15/2031 ~		7,677	7,669
Citadel Securities LP 6.329% due 10/31/2031 ~		2,772	2,784
Databricks, Inc.
TBD% due 12/20/2030 «µ		1,217	1,211
TBD% due 12/20/2030 «		5,500	5,472
Delos Aircraft DAC 6.079% due 10/31/2027 ~		17,400	17,498
Encina Private Credit LLC TBD% due 11/30/2025 «µ		6,213	6,104
GBT U.S. LLC 7.626% due 07/25/2031 ~		2,000	2,012
Hilton Domestic Operating Co., Inc. 6.088% due 11/08/2030 ~		3,500	3,522
Jane Street Group LLC 6.395% due 12/15/2031 ~		6,982	6,968
MH SUB I LLC 8.607% due 05/03/2028 ~		3,100	3,105
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(l)	EUR	2,700	2,797
Project Hudson II 7.730% due 05/29/2026 «		$6,000	6,090
Setanta Aircraft Leasing DAC 6.079% due 11/05/2028 ~		5,000	5,027
SkyMiles IP Ltd. 8.367% due 10/20/2027 ~		957	975
Trans Union LLC 6.107% due 06/24/2031 ~		1,496	1,496
UFC Holdings LLC 6.770% due 11/21/2031 ~		1,000	1,007
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		1,791	1,798
Westmoreland Coal Co. 8.000% due 03/15/2029		1,469	918
WMG Acquisition Corp. 6.335% due 01/24/2031 ~		7,770	7,771

Total Loan Participations and Assignments (Cost $148,358)			146,120

CORPORATE BONDS & NOTES 69.1%
BANKING & FINANCE 33.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		36,716	35,175
3.000% due 10/29/2028		1,466	1,358
3.650% due 07/21/2027		2,770	2,688
3.875% due 01/23/2028		1,425	1,381
4.625% due 09/10/2029		6,200	6,067
AIA Group Ltd. 3.200% due 09/16/2040		800	597
Air Lease Corp. 3.750% due 06/01/2026		5,900	5,812

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

AircastleLtd.
2.850% due 01/26/2028	4,500	4,190
4.250% due 06/15/2026	4,400	4,356
5.950% due 02/15/2029	1,400	1,431
6.500% due 07/18/2028	15,709	16,243
Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~	2,400	2,507
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~	2,400	2,546
Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025	4,600	4,578
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)(k)	3,100	186
Ally Financial, Inc.
4.625% due 03/30/2025	3,600	3,594
4.750% due 06/09/2027	3,400	3,378
5.800% due 05/01/2025	1,500	1,502
6.848% due 01/03/2030 •	7,500	7,778
6.992% due 06/13/2029 •	5,700	5,940
8.000% due 11/01/2031	14,400	15,939
American Assets Trust LP 3.375% due 02/01/2031	17,000	14,798
American Express Co. 5.284% due 07/26/2035 •	15,001	14,845
American Homes 4 Rent LP
2.375% due 07/15/2031	2,000	1,675
3.375% due 07/15/2051	500	331
3.625% due 04/15/2032	1,600	1,431
4.250% due 02/15/2028	3,667	3,580
5.250% due 03/15/2035	1,000	974
American National Group, Inc. 5.750% due 10/01/2029	5,000	5,010
American Tower Corp.
1.875% due 10/15/2030	8,700	7,294
2.750% due 01/15/2027	18,800	18,062
2.950% due 01/15/2025	22,500	22,486
2.950% due 01/15/2051 (m)	17,500	10,833
3.650% due 03/15/2027	1,900	1,855
3.800% due 08/15/2029	11,030	10,450
3.950% due 03/15/2029	5,470	5,250
4.400% due 02/15/2026	3,581	3,565
5.800% due 11/15/2028	8,000	8,220
5.900% due 11/15/2033	15,000	15,460
Antares Holdings LP
2.750% due 01/15/2027	7,000	6,566
3.750% due 07/15/2027	6,250	5,919
3.950% due 07/15/2026	13,950	13,549
6.350% due 10/23/2029	3,500	3,474
6.500% due 02/08/2029	1,000	1,000
7.950% due 08/11/2028	4,200	4,405
Aon North America, Inc. 5.125% due 03/01/2027	11,100	11,179
Apollo Debt Solutions BDC
6.700% due 07/29/2031	13,100	13,460
6.900% due 04/13/2029	7,500	7,766
Ares Capital Corp.
2.875% due 06/15/2027	13,420	12,771
5.950% due 07/15/2029	6,200	6,272
Ares Finance Co. LLC
3.250% due 06/15/2030	13,900	12,591
4.125% due 06/30/2051 •	4,900	4,708
Ares Management Corp.
5.600% due 10/11/2054	2,000	1,904
6.375% due 11/10/2028	7,500	7,851
Ares Strategic Income Fund
5.600% due 02/15/2030	6,300	6,230
5.700% due 03/15/2028	7,400	7,401
Armor RE Ltd. 14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~	2,100	2,199
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	7,150	6,319
3.600% due 09/15/2051	4,800	3,308
6.125% due 09/15/2028	8,000	8,305
Athene Global Funding
5.322% due 11/13/2031	5,200	5,117
5.516% due 03/25/2027	18,200	18,420
5.526% due 07/11/2031	4,700	4,714
5.583% due 01/09/2029	4,000	4,047
5.684% due 02/23/2026	6,300	6,354
Aviation Capital Group LLC
3.500% due 11/01/2027	16,454	15,740
4.875% due 10/01/2025	10,591	10,581
5.375% due 07/15/2029	5,500	5,507
6.250% due 04/15/2028	4,700	4,852
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	6,300	6,097
2.528% due 11/18/2027	18,872	17,509

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

3.250% due 02/15/2027		8,600	8,271
4.250% due 04/15/2026		22,844	22,583
4.950% due 01/15/2028		3,200	3,172
5.150% due 01/15/2030		2,200	2,157
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	16,755
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	8,500	8,780
Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •		$4,000	4,389
Banco BTG Pactual SA
2.750% due 01/11/2026		5,900	5,692
4.500% due 01/10/2025		7,800	7,780
Banco General SA 4.125% due 08/07/2027		3,900	3,783
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,582
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		8,800	8,798
Banco Santander SA
5.552% due 03/14/2028 •		2,275	2,296
9.625% due 05/21/2033 •(j)(k)		3,000	3,465
Bank of America Corp.
1.319% due 06/19/2026 •		11,300	11,118
1.898% due 07/23/2031 •		19,100	16,077
2.299% due 07/21/2032 •		26,300	21,936
2.551% due 02/04/2028 •		52,400	49,967
2.687% due 04/22/2032 •		17,500	15,050
2.972% due 02/04/2033 •		27,000	23,215
3.593% due 07/21/2028 •		8,000	7,748
3.824% due 01/20/2028 •		1,800	1,764
3.970% due 03/05/2029 •		18,700	18,142
4.571% due 04/27/2033 •		16,600	15,783
5.015% due 07/22/2033 •		6,500	6,378
5.288% due 04/25/2034 •		12,800	12,697
5.819% due 09/15/2029 •		7,600	7,790
8.050% due 06/15/2027		8,000	8,531
Bank of America NA
5.526% due 08/18/2026		10,000	10,139
6.000% due 10/15/2036		4,600	4,780
Bank of Montreal 4.689% due 07/28/2029		5,000	5,002
Bank of Nova Scotia
7.566% (TSFR3M + 2.910%) due 04/12/2025 ~(j)(k)		368	367
8.000% due 01/27/2084 •(k)		2,600	2,742
Barclays PLC
4.375% due 01/12/2026		28,965	28,842
5.335% due 09/10/2035 •		6,300	6,055
5.690% due 03/12/2030 •		2,700	2,727
5.851% due 03/21/2035 •	GBP	2,000	2,518
6.224% due 05/09/2034 •		$12,200	12,537
6.496% due 09/13/2027 •		13,000	13,317
6.692% due 09/13/2034 •		3,700	3,925
7.125% due 06/15/2025 •(j)(k)	GBP	5,000	6,275
9.625% due 12/15/2029 •(j)(k)		$5,500	6,066
Bayou Re Ltd.
12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		900	965
22.784% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		1,100	1,260
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	977
8.125% due 01/08/2039 •(k)		10,000	10,209
8.450% due 06/29/2038 •(k)		14,600	15,131
BGC Group, Inc.
4.375% due 12/15/2025		10,000	9,910
8.000% due 05/25/2028		5,000	5,310
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	11,695
2.000% due 01/30/2032		$5,600	4,511
2.800% due 09/30/2050		5,300	3,179
4.450% due 07/15/2045		1,700	1,418
5.000% due 06/15/2044		3,900	3,559
Blackstone Private Credit Fund 4.700% due 03/24/2025		5,400	5,393
Blackstone Secured Lending Fund 5.875% due 11/15/2027		12,200	12,396
Block Financial LLC 3.875% due 08/15/2030		7,600	7,018
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,324
4.375% due 02/15/2032		11,700	10,854
6.250% due 04/18/2034		4,200	4,318
BNP Paribas SA
4.400% due 08/14/2028		4,900	4,765
7.375% due 09/10/2034 •(j)(k)		25,900	25,778
8.500% due 08/14/2028 •(j)(k)		11,400	11,907

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

BPCESA
1.500% due 01/13/2042 •(k)	EUR	1,800	1,782
5.716% due 01/18/2030 •		$5,250	5,279
5.936% due 05/30/2035 •		1,000	992
6.612% due 10/19/2027 •		13,000	13,327
7.003% due 10/19/2034 •		6,006	6,404
Brixmor Operating Partnership LP 3.850% due 02/01/2025		5,475	5,468
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,397
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,521
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,417
3.900% due 01/25/2028		12,700	12,369
4.850% due 03/29/2029		6,725	6,682
CaixaBank SA 5.673% due 03/15/2030 •		2,800	2,828
Cantor Fitzgerald LP
4.500% due 04/14/2027		300	294
7.200% due 12/12/2028		23,000	24,043
Cape Lookout Re Ltd. 12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		12,000	12,490
Capital One Financial Corp. 6.312% due 06/08/2029 •		11,500	11,879
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,805
Carlyle Secured Lending, Inc. 6.750% due 02/18/2030		8,500	8,677
Caterpillar Financial Services Corp. 1.450% due 05/15/2025		405	401
Charles River Re Ltd. 11.064% due 05/10/2031 •		300	309
Charles Schwab Corp. 6.196% due 11/17/2029 •		4,200	4,379
Chubb INA Holdings LLC 3.350% due 05/03/2026		350	345
CI Financial Corp.
3.200% due 12/17/2030		5,100	4,339
7.500% due 05/30/2029		1,700	1,780
Citibank NA
5.488% due 12/04/2026		9,000	9,137
5.570% due 04/30/2034		1,000	1,012
Citigroup, Inc.
3.200% due 10/21/2026		18,190	17,703
3.785% due 03/17/2033 •		9,700	8,712
4.075% due 04/23/2029 •		1,260	1,223
5.174% due 02/13/2030 •		5,600	5,597
5.449% due 06/11/2035 •		18,900	18,752
CNA Financial Corp. 5.500% due 06/15/2033		5,000	5,048
Constellation Insurance, Inc. 6.800% due 01/24/2030		21,100	20,538
Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	202
5.550% due 03/01/2028		308	310
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		15,900	15,448
3.750% due 07/21/2026		510	500
COPT Defense Properties LP 2.250% due 03/15/2026		9,800	9,489
Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,391
3.850% due 04/05/2029		4,300	4,107
6.375% due 09/15/2054 •		1,000	996
6.875% due 12/15/2052 •		5,500	5,646
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	220	92
CoStar Group, Inc. 2.800% due 07/15/2030		$12,400	10,847
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	6,000	1,653
Credit Agricole SA
4.631% due 09/11/2028 •		$3,500	3,458
7.500% due 06/23/2026 •(j)(k)	GBP	300	379
Crown Castle, Inc.
3.650% due 09/01/2027		$2,443	2,370
3.700% due 06/15/2026		4,230	4,164
3.800% due 02/15/2028		15,524	14,946
4.000% due 03/01/2027		3,100	3,048
4.450% due 02/15/2026		15,300	15,251
CubeSmart LP
2.250% due 12/15/2028		3,200	2,883
4.375% due 02/15/2029		3,625	3,522
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,100	18,756

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

DanskeBank AS 5.427% due 03/01/2028 •		3,000	3,027
Deutsche Bank AG
2.129% due 11/24/2026 •		30,800	30,019
5.403% due 09/11/2035 •		4,000	3,792
5.625% due 05/19/2031 •	EUR	5,500	5,819
Digital Dutch Finco BV
1.000% due 01/15/2032		8,400	7,352
1.500% due 03/15/2030		11,100	10,506
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,276
Discover Financial Services 4.500% due 01/30/2026		$4,200	4,185
DOC DR LLC 3.950% due 01/15/2028		5,400	5,242
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,659
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		5,700	5,723
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,169
Encore Capital Group, Inc. 8.500% due 05/15/2030		3,700	3,896
EPR Properties
3.600% due 11/15/2031		4,600	4,027
4.500% due 04/01/2025		7,200	7,183
4.500% due 06/01/2027		9,400	9,244
4.750% due 12/15/2026		8,000	7,938
4.950% due 04/15/2028		2,600	2,558
ERP Operating LP 4.650% due 09/15/2034		7,500	7,120
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	200	201
Essex Portfolio LP
2.550% due 06/15/2031		$3,000	2,549
2.650% due 03/15/2032		2,500	2,107
3.500% due 04/01/2025		1,875	1,869
5.500% due 04/01/2034		4,032	4,036
Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		300	313
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		300	312
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	311
Extra Space Storage LP 3.875% due 12/15/2027		7,080	6,921
F&G Annuities & Life, Inc. 6.250% due 10/04/2034		1,400	1,359
F&G Global Funding 5.875% due 06/10/2027		4,000	4,055
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	16,785
4.625% due 04/29/2030		$7,700	7,519
6.000% due 12/07/2033		6,300	6,497
6.350% due 03/22/2054		1,400	1,443
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,776
Fish Pond Re Ltd. 8.284% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		4,000	4,105
FMR LLC 6.500% due 12/14/2040		1,000	1,091
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	2,987
2.386% due 02/17/2026		200	205
2.700% due 08/10/2026		$2,700	2,595
2.900% due 02/16/2028		1,734	1,601
3.250% due 09/15/2025	EUR	2,100	2,178
3.375% due 11/13/2025		$2,900	2,856
4.125% due 08/17/2027		4,372	4,229
4.389% due 01/08/2026		1,200	1,191
4.535% due 03/06/2025	GBP	3,400	4,246
5.125% due 11/05/2026		$3,000	2,997
5.800% due 03/05/2027		5,800	5,856
5.800% due 03/08/2029		13,100	13,111
5.850% due 05/17/2027		7,000	7,077
6.054% due 11/05/2031		3,600	3,572
6.950% due 03/06/2026		2,887	2,939
6.950% due 06/10/2026		3,985	4,078
7.350% due 11/04/2027		5,900	6,180
7.350% due 03/06/2030		1,215	1,287
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,423
Freedom Mortgage Corp. 12.000% due 10/01/2028		6,900	7,511
Freedom Mortgage Holdings LLC 9.125% due 05/15/2031		2,200	2,271
FS KKR Capital Corp.
3.125% due 10/12/2028		3,500	3,172

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.125% due 01/15/2030		10,100	10,097
6.875% due 08/15/2029		9,600	9,933
7.875% due 01/15/2029		6,400	6,814
GA Global Funding Trust
5.200% due 12/09/2031		3,000	2,927
5.500% due 01/08/2029		5,000	5,054
GGAM Finance Ltd. 8.000% due 02/15/2027		3,400	3,509
Global Atlantic Fin Co.
4.400% due 10/15/2029		15,800	14,986
6.750% due 03/15/2054		900	915
Globe Life, Inc. 2.150% due 08/15/2030		6,000	5,084
GLP Capital LP
4.000% due 01/15/2030		3,200	2,983
4.000% due 01/15/2031		3,300	3,021
5.250% due 06/01/2025		17,955	17,962
5.300% due 01/15/2029		13,737	13,691
5.625% due 09/15/2034		3,100	3,052
5.750% due 06/01/2028		6,300	6,362
6.250% due 09/15/2054		6,300	6,292
6.750% due 12/01/2033		2,700	2,860
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,502
2.615% due 04/22/2032 •		9,000	7,673
3.691% due 06/05/2028 •		26,100	25,357
4.223% due 05/01/2029 •		27,247	26,526
5.016% due 10/23/2035 •		9,300	8,906
5.049% due 07/23/2030 •		17,900	17,799
6.484% due 10/24/2029 •		23,000	24,106
Golub Capital BDC, Inc. 7.050% due 12/05/2028		4,000	4,151
Golub Capital Private Credit Fund 5.800% due 09/12/2029		6,600	6,466
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,619
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		1,300	1,255
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	20,139
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		3,100	3,021
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,145
HAT Holdings LLC 8.000% due 06/15/2027		8,598	8,969
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,368
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,949
4.125% due 03/15/2028		2,200	2,108
4.200% due 04/15/2029		4,000	3,800
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,703
3.375% due 12/15/2029		5,300	4,852
3.500% due 09/15/2030		4,900	4,440
4.000% due 06/15/2025		10,277	10,235
5.500% due 04/15/2035		2,900	2,841
5.700% due 07/01/2034		9,899	9,889
HPS Corporate Lending Fund
6.250% due 09/30/2029		1,800	1,833
6.750% due 01/30/2029		4,900	5,037
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	15,348
2.013% due 09/22/2028 •		1,500	1,384
2.099% due 06/04/2026 •		20,300	20,064
2.848% due 06/04/2031 •		1,055	927
3.973% due 05/22/2030 •		1,600	1,511
4.750% due 07/04/2029 •(j)(k)	EUR	4,300	4,410
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	17,843
Hudson Pacific Properties LP
3.250% due 01/15/2030 (m)		$15,300	10,427
4.650% due 04/01/2029		4,600	3,472
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031		3,000	2,601
ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,362
5.750% due 11/16/2026 •(j)(k)		1,800	1,778
8.000% due 05/16/2030 •(j)(k)		6,000	6,302
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,473
4.000% due 09/15/2027		7,000	6,877
4.350% due 06/15/2029		3,900	3,819

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

IntesaSanpaolo SpA
5.710% due 01/15/2026		2,200	2,202
6.625% due 06/20/2033		7,416	7,759
7.200% due 11/28/2033		8,869	9,601
7.778% due 06/20/2054 •		6,300	6,736
7.800% due 11/28/2053		700	784
8.248% due 11/21/2033 •		17,000	19,079
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,626
2.700% due 01/15/2034		5,000	3,999
4.150% due 04/15/2032		2,000	1,846
4.875% due 02/01/2035		600	568
5.450% due 08/15/2030		5,200	5,272
5.500% due 08/15/2033		3,400	3,382
JAB Holdings BV 2.200% due 11/23/2030		7,153	5,912
Jefferies Financial Group, Inc. 5.875% due 07/21/2028		1,950	1,995
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,732
2.182% due 06/01/2028 •		11,900	11,180
2.545% due 11/08/2032 •		10,000	8,438
2.580% due 04/22/2032 •		9,600	8,239
2.739% due 10/15/2030 •		22,000	19,828
3.540% due 05/01/2028 •		10,100	9,816
3.702% due 05/06/2030 •		16,000	15,158
3.782% due 02/01/2028 •		10,000	9,790
4.005% due 04/23/2029 •		21,000	20,368
4.203% due 07/23/2029 •		300	292
4.603% due 10/22/2030 •		6,100	5,986
4.912% due 07/25/2033 •(m)		33,672	32,934
4.946% due 10/22/2035 •		8,000	7,711
5.294% due 07/22/2035 •		4,000	3,959
5.350% due 06/01/2034 •		46,600	46,584
5.534% due 11/29/2045 •		18,000	17,582
6.087% due 10/23/2029 •		14,800	15,354
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,108
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^		1,000	64
Kilroy Realty LP
2.500% due 11/15/2032		7,800	6,057
2.650% due 11/15/2033		4,972	3,805
3.050% due 02/15/2030		6,796	5,978
4.375% due 10/01/2025		5,050	5,028
Kimco Realty OP LLC 4.850% due 03/01/2035		2,000	1,906
Kite Realty Group LP 4.950% due 12/15/2031		10,900	10,611
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,081
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,534
KKR Group Finance Co. LLC 4.850% due 05/17/2032		2,550	2,460
Lazard Group LLC
4.375% due 03/11/2029		3,046	2,970
4.500% due 09/19/2028		3,500	3,428
Lloyds Bank PLC 0.000% due 04/02/2032 þ		6,200	4,098
Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	10,267
4.375% due 03/22/2028		500	489
4.947% due 06/27/2025 •(j)(k)	EUR	900	933
5.590% due 11/26/2035 •		$12,200	12,102
5.871% due 03/06/2029 •		750	764
5.985% due 08/07/2027 •		5,200	5,278
8.000% due 09/27/2029 •(j)(k)		1,000	1,041
8.500% due 09/27/2027 •(j)(k)	GBP	16,000	20,753
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	3,985
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$3,200	3,576
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,959
Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		8,800	8,594
5.350% due 11/15/2044		1,900	1,845
5.400% due 03/15/2055		9,000	8,630
5.700% due 09/15/2053		4,300	4,314
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,580
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,345
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		4,600	4,520

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

1.538% due 07/20/2027 •		8,300	7,897
5.133% due 07/20/2033 •		29,400	29,194
5.354% due 09/13/2028 •		5,200	5,269
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	16,414
2.869% due 09/13/2030 •		12,100	10,954
5.594% due 07/10/2035 •		2,000	2,021
Morgan Stanley
0.000% due 04/02/2032 þ(l)		15,800	10,287
1.593% due 05/04/2027 •		15,200	14,574
1.794% due 02/13/2032 •		36,100	29,465
2.239% due 07/21/2032 •(m)		20,000	16,568
2.475% due 01/21/2028 •		8,200	7,815
3.622% due 04/01/2031 •		3,600	3,345
4.654% due 10/18/2030 •		18,600	18,207
5.042% due 07/19/2030 •		9,400	9,370
5.123% due 02/01/2029 •		11,600	11,634
5.173% due 01/16/2030 •		17,400	17,430
5.250% due 04/21/2034 •		1,700	1,675
5.424% due 07/21/2034 •		13,800	13,710
5.466% due 01/18/2035 •		5,000	4,974
6.138% due 10/16/2026 •		3,400	3,435
6.250% due 08/09/2026		700	717
6.407% due 11/01/2029 •		11,000	11,494
Morgan Stanley Bank NA 5.882% due 10/30/2026		27,000	27,586
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		6,500	6,409
6.150% due 05/17/2029		1,000	1,006
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		14,709	14,830
5.450% due 12/12/2028		3,000	3,033
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,290
Nationwide Building Society 6.557% due 10/18/2027 •		4,400	4,516
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	3,894
NatWest Group PLC
5.583% due 03/01/2028 •		10,300	10,427
5.713% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,926
7.300% due 11/19/2034 •(j)(k)		13,800	13,626
8.125% due 11/10/2033 •(j)(k)		11,235	11,994
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,657
New Mountain Finance Corp. 6.200% due 10/15/2027		6,000	5,997
New York Life Insurance Co. 4.450% due 05/15/2069		3,500	2,709
Newmark Group, Inc. 7.500% due 01/12/2029		8,200	8,576
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		8,000	8,288
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		10,700	9,733
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,328
2.172% due 07/14/2028		4,600	4,157
2.329% due 01/22/2027		3,900	3,699
2.648% due 01/16/2025		1,500	1,499
5.594% due 07/02/2027		3,500	3,548
5.709% due 01/09/2026		11,200	11,284
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,608
5.842% due 01/18/2028		15,000	15,320
Nordea Bank Abp 3.750% due 03/01/2029 •(j)(k)		5,700	4,959
Norinchukin Bank 5.094% due 10/16/2029		517	514
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	61,352	6,810
1.000% due 10/01/2053		1,877	198
1.500% due 10/01/2052		104,602	11,983
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$1,900	1,894
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		3,400	3,438
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,415
4.500% due 04/01/2027		2,600	2,569
4.750% due 01/15/2028		700	691
5.250% due 01/15/2026		600	601
OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,330
7.875% due 03/15/2030		3,200	3,341
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

PacificLife Global Funding 1.200% due 06/24/2025		$3,300	3,246
Palm RE Ltd. 13.814% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		300	314
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		8,600	5,826
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034		2,800	2,806
Piedmont Operating Partnership LP
3.150% due 08/15/2030		900	772
6.875% due 07/15/2029		5,600	5,756
9.250% due 07/20/2028		7,000	7,686
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		6,000	6,510
Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,000	1,040
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,000	4,168
Popular, Inc. 7.250% due 03/13/2028		3,400	3,504
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,219
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,762
Prologis LP 5.000% due 01/31/2035		5,000	4,875
Protective Life Corp.
3.400% due 01/15/2030		7,000	6,496
4.300% due 09/30/2028		10,900	10,588
Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	1,975
1.950% due 11/09/2028		$1,000	900
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		3,400	3,537
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	317
Realty Income Corp.
3.200% due 01/15/2027		$5,100	4,945
3.200% due 02/15/2031		600	539
4.450% due 09/15/2026		4,100	4,084
4.875% due 06/01/2026		6,299	6,318
Regency Centers LP 3.600% due 02/01/2027		2,200	2,148
Reliance Standard Life Global Funding 2.750% due 01/21/2027		160	152
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		5,600	5,936
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,372
RGA Global Funding
2.700% due 01/18/2029		4,300	3,934
5.500% due 01/11/2031		6,000	6,067
6.000% due 11/21/2028		4,100	4,232
Sabra Health Care LP
3.200% due 12/01/2031		4,850	4,164
3.900% due 10/15/2029		4,700	4,397
Safehold GL Holdings LLC 5.650% due 01/15/2035		5,300	5,175
Sammons Financial Group, Inc. 6.875% due 04/15/2034		18,968	19,859
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		4,332	4,109
3.244% due 10/05/2026		22,600	21,945
4.500% due 07/17/2025		3,650	3,640
5.353% due 09/06/2030 •		17,600	17,401
6.499% due 03/09/2029 •		2,100	2,159
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	15,639
4.858% due 09/11/2030 •		13,400	13,035
6.833% due 11/21/2026 •		2,500	2,537
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,564
1.884% due 07/15/2050		21,000	20,352
SBL Holdings, Inc.
5.000% due 02/18/2031		4,020	3,613
5.125% due 11/13/2026		1,000	984
Sixth Street Lending Partners
5.750% due 01/15/2030		10,100	9,954
6.500% due 03/11/2029		9,500	9,636
Sixth Street Specialty Lending, Inc. 6.125% due 03/01/2029		1,300	1,317
SLM Corp. 4.200% due 10/29/2025		5,400	5,356
Standard Chartered Bank 4.853% due 12/03/2027		5,000	5,010
Standard Chartered PLC
1.456% due 01/14/2027 •		2,400	2,312

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

2.819% due 01/30/2026 •		9,200	9,182
3.603% due 01/12/2033 •		8,100	7,020
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	9,257
Store Capital LLC
2.700% due 12/01/2031		3,800	3,136
2.750% due 11/18/2030		3,200	2,764
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,968
2.750% due 01/15/2030		4,700	4,198
5.424% due 07/09/2031		10,300	10,424
5.464% due 01/13/2026		9,300	9,376
5.558% due 07/09/2034		9,400	9,498
Sun Communities Operating LP
2.700% due 07/15/2031		5,800	4,880
4.200% due 04/15/2032		7,765	7,094
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		1,139	153
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		1,142	147
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		2,290	273
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		3,443	381
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		3,451	355
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		1,625	157
Synchrony Bank 5.625% due 08/23/2027		8,000	8,064
Synchrony Financial
3.700% due 08/04/2026		4,100	4,014
3.950% due 12/01/2027		5,600	5,417
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	3,129	3,805
5.801% due 10/13/2040		5,717	7,049
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$1,000	1,050
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		500	517
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		300	313
Truist Financial Corp. 7.161% due 10/30/2029 •		5,800	6,204
Trust Fibra Uno
4.869% due 01/15/2030 (m)		2,000	1,813
4.869% due 01/15/2030		250	227
5.250% due 01/30/2026		5,660	5,647
6.390% due 01/15/2050		1,700	1,328
6.950% due 01/30/2044		1,983	1,717
U.S. Bancorp 6.787% due 10/26/2027 •		32,650	33,761
UBS AG
1.250% due 08/07/2026		2,700	2,556
7.500% due 02/15/2028		7,500	8,033
7.950% due 01/09/2025		16,000	16,008
UBS Group AG
1.494% due 08/10/2027 •		14,800	14,009
2.095% due 02/11/2032 •		7,600	6,275
2.746% due 02/11/2033 •		4,500	3,759
4.125% due 09/24/2025		10,850	10,803
4.125% due 04/15/2026		600	595
4.550% due 04/17/2026		770	768
5.428% due 02/08/2030 •		12,000	12,081
6.246% due 09/22/2029 •		12,800	13,266
6.850% due 09/10/2029 •(j)(k)		14,800	14,675
9.016% due 11/15/2033 •		9,000	10,873
9.250% due 11/13/2028 •(j)(k)		6,000	6,501
9.250% due 11/13/2033 •(j)(k)		13,200	15,159
UDR, Inc. 3.500% due 01/15/2028		7,425	7,111
UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,437
7.500% due 06/03/2026 •(j)(k)	EUR	11,000	11,937
Unum Group 6.000% due 06/15/2054		$1,900	1,880
Ventas Realty LP 3.500% due 02/01/2025		100	100
VICI Properties LP
3.875% due 02/15/2029		16,350	15,418
4.125% due 08/15/2030		9,131	8,491
4.500% due 01/15/2028		1,400	1,370
5.125% due 11/15/2031		4,100	4,002
5.125% due 05/15/2032		12,600	12,277
5.750% due 02/01/2027		1,650	1,665
Vornado Realty LP 3.500% due 01/15/2025		2,200	2,198

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

VoyaFinancial, Inc. 5.000% due 09/20/2034		2,200	2,085
W R Berkley Corp. 4.000% due 05/12/2050		1,080	823
Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	28,968
3.000% due 04/22/2026		28,751	28,138
3.000% due 10/23/2026		4,000	3,881
3.196% due 06/17/2027 •		14,670	14,336
3.526% due 03/24/2028 •		15,000	14,553
3.584% due 05/22/2028 •		38,906	37,711
4.540% due 08/15/2026 •		8,500	8,485
5.198% due 01/23/2030 •		9,800	9,831
5.557% due 07/25/2034 •		14,300	14,286
5.574% due 07/25/2029 •		17,400	17,671
5.676% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,500
Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	7,931
4.750% due 05/15/2026		23,200	23,217
7.350% due 07/01/2026		2,000	2,067
7.375% due 03/15/2032		5,657	6,303
Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260
WP Carey, Inc. 4.250% due 10/01/2026		$7,000	6,927
Yango Justice International Ltd. 9.250% due 04/15/2049 ^		5,950	30

			4,049,872

INDUSTRIALS 27.2%
7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,751
1.800% due 02/10/2031		26,000	20,999
AbbVie, Inc.
3.800% due 03/15/2025		100	100
4.250% due 11/21/2049		6,700	5,453
5.050% due 03/15/2034		8,000	7,907
5.350% due 03/15/2044		3,900	3,804
5.400% due 03/15/2054		4,200	4,047
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,828
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,503
4.500% due 09/11/2034		5,000	4,703
Adventist Health System 2.952% due 03/01/2029		3,000	2,737
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	2,888
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,802
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,741	3,468
3.600% due 09/15/2028		2,690	2,620
4.125% due 11/15/2026		4,813	4,791
5.250% due 10/01/2030		2,873	2,868
Aker BP ASA
3.100% due 07/15/2031		12,898	11,145
3.750% due 01/15/2030		4,100	3,811
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		7,688	7,634
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,501
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		400	386
Altice France SA
3.375% due 01/15/2028	EUR	2,500	1,967
5.125% due 07/15/2029		$5,900	4,425
Amazon.com, Inc. 5.200% due 12/03/2025		700	704
Amdocs Ltd. 2.538% due 06/15/2030		14,850	12,913
American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,786	2,603
3.150% due 08/15/2033		18,650	16,912
3.200% due 12/15/2029		6,269	5,929
3.350% due 04/15/2031		12,251	11,498
3.375% due 11/01/2028		1,417	1,354
3.575% due 07/15/2029		2,273	2,189
3.650% due 08/15/2030		3,258	3,106
3.700% due 04/01/2028		4,657	4,532
4.000% due 01/15/2027		1,448	1,432
Amgen, Inc.
4.663% due 06/15/2051		7,254	6,083
5.150% due 03/02/2028		5,500	5,541
5.250% due 03/02/2030		9,929	10,024

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.250% due 03/02/2033 (m)		21,900	21,747
5.600% due 03/02/2043		33,650	32,732
5.750% due 03/02/2063		19,100	18,334
APA Infrastructure Ltd. 5.125% due 09/16/2034		2,300	2,192
Apple, Inc.
1.650% due 05/11/2030		1,450	1,247
2.500% due 02/09/2025		950	948
4.100% due 08/08/2062		4,100	3,267
4.850% due 05/10/2053 (m)		19,000	17,958
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,079
4.250% due 11/01/2029		3,300	3,131
5.800% due 04/15/2034		3,900	3,905
Astrazeneca Finance LLC 4.900% due 02/26/2031		22,300	22,289
Bacardi Ltd. 5.150% due 05/15/2038		10,500	9,700
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,265
Bayer U.S. Finance LLC
4.375% due 12/15/2028		38,800	37,337
6.375% due 11/21/2030		3,900	4,014
6.500% due 11/21/2033		700	713
Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	10,000	10,640
5.081% due 06/07/2029		$13,100	13,189
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	7,000	7,487
Belron U.K. Finance PLC 4.625% due 10/15/2029		3,300	3,508
Berry Global, Inc.
1.570% due 01/15/2026 (m)		$7,400	7,145
4.875% due 07/15/2026		1,722	1,716
Boeing Co.
2.196% due 02/04/2026		20,368	19,764
2.950% due 02/01/2030		375	335
3.200% due 03/01/2029		185	171
3.250% due 02/01/2028		365	344
3.550% due 03/01/2038		175	133
3.625% due 02/01/2031		3,500	3,179
5.150% due 05/01/2030		8,000	7,894
5.705% due 05/01/2040		21,000	20,004
5.805% due 05/01/2050		46,400	43,228
5.930% due 05/01/2060		30,000	27,825
6.259% due 05/01/2027		4,000	4,096
6.298% due 05/01/2029		24,823	25,743
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033		7,606	7,785
Boston Scientific Corp. 2.650% due 06/01/2030		25,600	22,865
British Airways Pass-Through Trust
3.300% due 06/15/2034		8,024	7,372
4.250% due 05/15/2034		1,251	1,189
Broadcom, Inc.
2.450% due 02/15/2031		21,400	18,464
2.600% due 02/15/2033		3,800	3,143
3.137% due 11/15/2035		22,839	18,662
3.187% due 11/15/2036		24,922	20,086
3.469% due 04/15/2034		4,000	3,468
4.926% due 05/15/2037		37,864	36,037
CAB SELAS 3.375% due 02/01/2028	EUR	1,102	1,063
Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,555
3.402% due 01/15/2038		10,600	8,828
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		2,800	2,867
6.450% due 06/30/2033		2,101	2,205
Canadian Pacific Railway Co.
4.950% due 08/15/2045		1,631	1,479
6.125% due 09/15/2115		10,000	10,045
Carnival Corp. 4.000% due 08/01/2028		8,200	7,777
CDW LLC
2.670% due 12/01/2026		10,100	9,694
5.100% due 03/01/2030		6,000	5,914
Centene Corp.
2.450% due 07/15/2028		3,500	3,153
2.500% due 03/01/2031		13,535	11,204
2.625% due 08/01/2031		17,620	14,522
3.000% due 10/15/2030		10,819	9,342
4.625% due 12/15/2029		4,300	4,070
Charter Communications Operating LLC
2.300% due 02/01/2032		10,400	8,240
3.700% due 04/01/2051		5,000	3,127

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

3.850% due 04/01/2061	23,000	13,876
3.900% due 06/01/2052	13,500	8,695
3.950% due 06/30/2062	2,200	1,343
4.800% due 03/01/2050	5,400	4,062
5.125% due 07/01/2049	17,200	13,482
5.375% due 05/01/2047	6,985	5,743
5.750% due 04/01/2048	15,890	13,601
6.100% due 06/01/2029	4,000	4,079
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,146
3.700% due 11/15/2029	47,274	44,416
5.125% due 06/30/2027	23,235	23,367
Cheniere Energy Partners LP 5.750% due 08/15/2034	10,000	10,073
Choice Hotels International, Inc.
3.700% due 12/01/2029	2,787	2,590
5.850% due 08/01/2034	2,100	2,104
Comcast Corp.
2.800% due 01/15/2051	22,300	13,267
3.950% due 10/15/2025	675	672
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,807
6.000% due 01/15/2029	1,200	1,076
Constellation Brands, Inc.
3.700% due 12/06/2026	2,122	2,087
4.800% due 01/15/2029	1,400	1,392
4.900% due 05/01/2033	2,527	2,441
Coterra Energy, Inc. 5.600% due 03/15/2034	2,315	2,296
Cox Communications, Inc. 5.450% due 09/15/2028	3,000	3,034
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,466
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,340
CVS Health Corp.
3.000% due 08/15/2026	375	364
5.000% due 01/30/2029	19,800	19,542
5.700% due 06/01/2034	5,200	5,114
5.875% due 06/01/2053	11,200	10,282
6.000% due 06/01/2044	5,700	5,394
6.050% due 06/01/2054	15,600	14,645
CVS Pass-Through Trust
4.163% due 08/11/2036	273	245
4.704% due 01/10/2036	6,428	5,964
5.789% due 01/10/2026	12	12
5.926% due 01/10/2034	285	283
6.036% due 12/10/2028	2,508	2,523
8.353% due 07/10/2031	249	268
DAE Funding LLC
2.625% due 03/20/2025	8,400	8,337
3.375% due 03/20/2028	6,300	5,901
Dell International LLC
4.900% due 10/01/2026	6,050	6,072
6.020% due 06/15/2026	7,379	7,489
Delta Air Lines, Inc.
3.750% due 10/28/2029	4,200	3,933
4.375% due 04/19/2028	1,100	1,074
7.375% due 01/15/2026	35,122	35,905
Devon Energy Corp. 5.200% due 09/15/2034	7,800	7,410
Discovery Communications LLC
3.950% due 06/15/2025	276	274
3.950% due 03/20/2028	100	95
DISH DBS Corp. 5.250% due 12/01/2026	750	683
DT Midstream, Inc. 5.800% due 12/15/2034	2,400	2,418
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,977
3.900% due 11/15/2049	3,700	2,703
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,559
Elevance Health, Inc.
2.550% due 03/15/2031	2,000	1,717
3.650% due 12/01/2027	10,275	9,999
4.950% due 11/01/2031	1,600	1,574
5.200% due 02/15/2035	8,200	8,012
5.700% due 02/15/2055	3,300	3,184
Eli Lilly & Co. 4.600% due 08/14/2034	13,000	12,488
Enbridge, Inc.
2.500% due 08/01/2033	14,800	11,888
4.250% due 12/01/2026	7,300	7,234
5.700% due 03/08/2033 (m)	9,600	9,705
6.250% due 03/01/2078 •	8,700	8,610

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

EnergyTransfer LP
3.900% due 07/15/2026		5,861	5,788
4.950% due 06/15/2028		6,200	6,193
5.350% due 05/15/2045		2,600	2,341
5.600% due 09/01/2034		7,500	7,498
5.750% due 02/15/2033		4,600	4,666
5.800% due 06/15/2038		6,230	6,131
5.950% due 05/15/2054		9,000	8,706
6.050% due 09/01/2054		18,700	18,314
6.500% due 02/01/2042		3,600	3,733
6.625% due 10/15/2036		206	219
7.500% due 07/01/2038		4,302	4,886
Eni SpA 5.950% due 05/15/2054		6,200	5,958
Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,137
5.150% due 09/15/2034		9,000	8,859
5.350% due 03/15/2034		3,267	3,266
Enterprise Products Operating LLC
4.450% due 02/15/2043		6,890	5,879
4.950% due 02/15/2035		15,000	14,523
5.375% due 02/15/2078 •		10,400	9,959
5.700% due 02/15/2042		2,002	2,003
7.733% (TSFR3M + 3.248%) due 08/16/2077 ~		7,651	7,618
EQM Midstream Partners LP
4.500% due 01/15/2029		3,235	3,084
4.750% due 01/15/2031		6,300	5,929
EQT Corp. 5.750% due 02/01/2034		3,100	3,083
Equifax, Inc. 5.100% due 06/01/2028		3,300	3,316
Essent Group Ltd. 6.250% due 07/01/2029		6,600	6,742
Expand Energy Corp.
5.700% due 01/15/2035		6,000	5,893
6.750% due 04/15/2029		1,261	1,276
Expedia Group, Inc. 6.250% due 05/01/2025		1,434	1,435
FactSet Research Systems, Inc. 2.900% due 03/01/2027		10,000	9,606
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	961
6.150% due 10/01/2038		1,600	1,663
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,817
4.200% due 10/01/2028		4,905	4,773
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	31,548
Flex Ltd.
4.875% due 06/15/2029		8,100	7,942
5.250% due 01/15/2032		3,400	3,345
Ford Foundation 2.815% due 06/01/2070		1,600	902
Fox Corp. 6.500% due 10/13/2033		10,300	10,859
Freeport Minerals Corp. 9.500% due 06/01/2031		200	242
Gatwick Funding Ltd. 6.125% due 03/02/2028	GBP	6,200	7,869
Global Payments, Inc.
3.200% due 08/15/2029		$13,572	12,440
4.875% due 03/17/2031	EUR	1,300	1,425
5.400% due 08/15/2032		$6,100	6,099
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,186
6.103% due 08/23/2042		8,000	7,813
6.129% due 02/23/2038		1,700	1,707
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,890
GXO Logistics, Inc. 6.250% due 05/06/2029		2,000	2,049
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,662
3.375% due 03/24/2029		1,700	1,600
HCA, Inc.
3.500% due 09/01/2030		5,000	4,543
3.500% due 07/15/2051		4,500	2,913
3.625% due 03/15/2032		2,700	2,380
4.125% due 06/15/2029		6,800	6,490
4.625% due 03/15/2052		2,400	1,875
5.125% due 06/15/2039		1,000	912
5.450% due 09/15/2034		1,100	1,073
5.500% due 06/01/2033		19,000	18,805
5.625% due 09/01/2028		10,000	10,138
5.900% due 06/01/2053		5,200	4,911
5.950% due 09/15/2054		8,000	7,615

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

HEICOCorp.
5.250% due 08/01/2028		2,000	2,020
5.350% due 08/01/2033		1,900	1,897
Hess Corp. 7.875% due 10/01/2029		3,600	4,016
HF Sinclair Corp. 5.875% due 04/01/2026		6,206	6,255
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		2,400	2,525
Howmet Aerospace, Inc. 4.850% due 10/15/2031		6,400	6,280
Humana, Inc.
1.350% due 02/03/2027		7,100	6,606
2.150% due 02/03/2032		7,800	6,217
5.375% due 04/15/2031		18,000	17,857
5.875% due 03/01/2033		1,100	1,105
Huntington Ingalls Industries, Inc. 5.353% due 01/15/2030		4,700	4,711
Hyatt Hotels Corp.
5.375% due 04/23/2025		2,600	2,602
5.375% due 12/15/2031		4,700	4,680
Hyundai Capital America
1.500% due 06/15/2026		11,500	10,955
2.000% due 06/15/2028		15,200	13,682
5.688% due 08/04/2025 •		13,000	13,051
6.000% due 07/11/2025		200	201
Illumina, Inc.
2.550% due 03/23/2031		1,000	852
4.650% due 09/09/2026		2,000	1,994
5.750% due 12/13/2027		1,900	1,950
Imperial Brands Finance PLC 6.125% due 07/27/2027		6,000	6,162
Infor, Inc. 1.750% due 07/15/2025		8,900	8,737
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	4,732
Intel Corp. 3.750% due 08/05/2027		2,500	2,425
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		3,000	3,039
Jabil, Inc. 5.450% due 02/01/2029		2,200	2,219
JDE Peet's NV 4.500% due 01/23/2034	EUR	3,700	4,049
JetBlue Airways Corp. 9.875% due 09/20/2031		$18,700	19,888
JetBlue Pass-Through Trust 2.750% due 11/15/2033		6,272	5,460
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,378
7.400% due 03/15/2031		500	549
7.500% due 11/15/2040		5,500	6,217
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	975
7.750% due 01/15/2032		16,050	18,249
Kodiak Gas Services LLC 7.250% due 02/15/2029		800	817
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,159
6.500% due 02/09/2040		1,258	1,332
6.875% due 01/26/2039		13,500	14,905
7.125% due 08/01/2039		7,120	7,991
Laboratory Corp. of America Holdings 4.800% due 10/01/2034		7,200	6,827
Las Vegas Sands Corp.
2.900% due 06/25/2025		1,300	1,287
6.000% due 08/15/2029		57,275	58,075
6.200% due 08/15/2034		24,685	24,837
Leidos, Inc.
2.300% due 02/15/2031		16,750	14,074
4.375% due 05/15/2030		4,100	3,926
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	5,881
Linde, Inc. 2.650% due 02/05/2025		350	349
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		4,700	4,444
Lockheed Martin Corp.
4.300% due 06/15/2062		17,000	13,491
4.800% due 08/15/2034		19,700	19,132
5.700% due 11/15/2054		10,000	10,195
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	7,884
Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,562
4.500% due 10/01/2034		6,099	5,697

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.625% due 06/15/2030		6,100	5,990
Martin Marietta Materials, Inc. 2.400% due 07/15/2031		10,000	8,511
Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,810
4.875% due 06/22/2028		100	99
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	127
McDonald's Corp.
2.625% due 09/01/2029		4,100	3,734
3.800% due 04/01/2028		225	219
MDC Holdings, Inc. 3.966% due 08/06/2061 (m)		4,200	3,156
Meta Platforms, Inc.
4.750% due 08/15/2034		10,000	9,739
5.550% due 08/15/2064		8,500	8,293
5.600% due 05/15/2053		6,500	6,503
MGM China Holdings Ltd.
4.750% due 02/01/2027		5,300	5,134
5.875% due 05/15/2026		1,000	998
Micron Technology, Inc.
4.185% due 02/15/2027		190	187
4.975% due 02/06/2026		210	210
5.300% due 01/15/2031		2,100	2,099
5.327% due 02/06/2029		6,400	6,434
Microsoft Corp.
3.125% due 11/03/2025		730	723
3.400% due 09/15/2026		255	251
Mitchells & Butlers Finance PLC 5.296% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	437	524
Motorola Solutions, Inc. 4.600% due 05/23/2029		$1,750	1,723
MPLX LP
4.900% due 04/15/2058		2,600	2,103
4.950% due 03/14/2052		4,100	3,449
MSCI, Inc.
3.250% due 08/15/2033		1,200	1,015
3.875% due 02/15/2031		1,500	1,374
National Grid Electricity Transmission PLC 2.000% due 04/17/2040	GBP	1,400	1,077
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	12,727
4.875% due 04/15/2028		$1,700	1,708
4.875% due 06/15/2030		900	896
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,052	1,994
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,900	4,831
4.345% due 09/17/2027		15,510	14,939
Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,912
5.950% due 03/15/2064		3,900	4,003
Northrop Grumman Corp.
2.930% due 01/15/2025		125	125
4.900% due 06/01/2034		2,600	2,537
5.200% due 06/01/2054		10,600	9,871
7.750% due 03/15/2026		102	105
NVR, Inc. 3.000% due 05/15/2030		35,314	31,879
NXP BV
3.875% due 06/18/2026		6,700	6,613
4.300% due 06/18/2029		7,685	7,465
5.000% due 01/15/2033		600	584
5.350% due 03/01/2026		4,800	4,821
Occidental Petroleum Corp.
5.200% due 08/01/2029		3,100	3,078
5.375% due 01/01/2032		1,500	1,470
6.200% due 03/15/2040		3,260	3,227
6.450% due 09/15/2036		1,500	1,537
7.500% due 05/01/2031		1,500	1,641
8.875% due 07/15/2030		17,067	19,504
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		2,400	2,245
9.750% due 11/15/2028		1,500	1,593
ONEOK Partners LP
6.125% due 02/01/2041		1,700	1,695
6.200% due 09/15/2043		3,450	3,446
Oracle Corp.
2.300% due 03/25/2028		3,200	2,959
2.875% due 03/25/2031		14,900	13,118
3.950% due 03/25/2051		5,300	3,930
4.000% due 07/15/2046		11,000	8,474
4.000% due 11/15/2047		3,700	2,823
4.100% due 03/25/2061		16,600	11,932
4.900% due 02/06/2033		4,300	4,188
5.500% due 09/27/2064		13,400	12,272

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

OtisWorldwide Corp. 5.250% due 08/16/2028	1,741	1,763
Ovintiv, Inc. 6.250% due 07/15/2033	3,700	3,792
Paramount Global
3.700% due 06/01/2028	4,100	3,864
6.875% due 04/30/2036	9,000	9,120
PepsiCo, Inc. 2.250% due 03/19/2025	180	179
Petroleos Mexicanos 6.700% due 02/16/2032	12,251	10,667
Philip Morris International, Inc.
5.375% due 02/15/2033	6,000	6,014
5.625% due 11/17/2029	3,100	3,194
5.750% due 11/17/2032	11,500	11,830
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,805
Prosus NV
3.832% due 02/08/2051	2,300	1,488
4.027% due 08/03/2050	1,200	809
QatarEnergy LNG S3 5.838% due 09/30/2027	439	443
Quanta Services, Inc. 2.350% due 01/15/2032	4,600	3,809
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	13,000	10,825
Renesas Electronics Corp. 2.170% due 11/25/2026	3,200	3,032
Revvity, Inc. 3.300% due 09/15/2029	300	277
Rockies Express Pipeline LLC 3.600% due 05/15/2025	8,800	8,717
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,358
5.500% due 04/01/2028	13,200	13,111
5.625% due 09/30/2031	1,000	984
Royalty Pharma PLC 1.750% due 09/02/2027	9,450	8,707
RTX Corp.
3.950% due 08/16/2025	355	353
4.125% due 11/16/2028	600	584
5.375% due 02/27/2053	13,300	12,641
6.100% due 03/15/2034	15,900	16,751
6.400% due 03/15/2054	4,200	4,572
7.200% due 08/15/2027	125	133
S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,269
4.750% due 08/01/2028	1,000	1,002
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,300
5.625% due 03/01/2025	686	686
5.875% due 06/30/2026	10,705	10,812
Santos Finance Ltd.
3.649% due 04/29/2031	20,000	17,642
5.250% due 03/13/2029	5,000	4,934
6.875% due 09/19/2033	10,700	11,367
Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	854
5.250% due 07/17/2034	2,400	2,370
Seadrill Finance Ltd. 8.375% due 08/01/2030	400	408
Sherwin-Williams Co.
3.300% due 02/01/2025	500	499
3.450% due 08/01/2025	200	199
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	8,400	8,175
Southern Co. 4.850% due 03/15/2035	17,500	16,708
Spectra Energy Partners LP 3.500% due 03/15/2025	275	274
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,712
4.600% due 06/15/2028 (m)	16,831	15,974
9.750% due 11/15/2030	2,500	2,770
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	259	232
3.650% due 08/15/2031	843	740
4.100% due 10/01/2029	2,130	1,983
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	1,194	1,193
Standard Industries, Inc. 4.375% due 07/15/2030	2,350	2,155
Stryker Corp.
1.950% due 06/15/2030	20,594	17,711
4.250% due 09/11/2029	630	613
4.625% due 09/11/2034	9,300	8,878

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.850% due 12/08/2028		11,900	11,935
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	9,646
2.550% due 02/15/2031		16,800	14,458
3.000% due 02/15/2041		32,700	23,337
3.300% due 02/15/2051		40,000	26,406
3.400% due 10/15/2052		4,600	3,071
3.500% due 04/15/2025		5,843	5,817
3.600% due 11/15/2060		5,700	3,766
3.875% due 04/15/2030		27,750	26,126
5.050% due 07/15/2033		2,000	1,959
5.250% due 06/15/2055		20,500	18,635
5.650% due 01/15/2053		4,800	4,648
5.750% due 01/15/2054		5,200	5,077
5.800% due 09/15/2062		2,400	2,318
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		3,600	3,517
Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028		919	922
Tapestry, Inc. 5.500% due 03/11/2035		5,100	4,963
Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,635
4.950% due 04/15/2052		8,000	6,746
6.150% due 03/01/2029		8,300	8,618
TCI Communications, Inc. 7.875% due 02/15/2026		600	622
TD SYNNEX Corp.
1.750% due 08/09/2026		9,940	9,445
2.375% due 08/09/2028		14,300	12,979
2.650% due 08/09/2031		8,700	7,323
TDF Infrastructure SASU 1.750% due 12/01/2029	EUR	2,300	2,170
Thames Water Utilities Finance PLC
4.375% due 01/18/2031		20,117	16,045
5.500% due 02/11/2041	GBP	1,000	987
6.500% due 02/09/2032		200	202
9.750% due 04/30/2028 «		8,387	9,817
Time Warner Cable LLC 4.500% due 09/15/2042		$4,000	2,995
Times Square Hotel Trust 8.528% due 08/01/2026		150	151
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,643
7.850% due 02/01/2026		12,066	12,374
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,217
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,506	1,464
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(d)		3,900	766
United Airlines Pass-Through Trust
2.700% due 11/01/2033		782	693
2.875% due 04/07/2030		14,087	13,178
3.100% due 01/07/2030		918	871
3.100% due 04/07/2030		3,290	2,998
3.450% due 01/07/2030		2,649	2,489
3.500% due 09/01/2031		1,200	1,123
3.700% due 09/01/2031		2,627	2,402
4.150% due 02/25/2033		8,169	7,815
5.450% due 08/15/2038		10,200	10,250
5.875% due 04/15/2029		14,603	14,927
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,413
5.150% due 07/15/2034		15,200	15,005
5.200% due 04/15/2063		23,860	21,481
5.500% due 07/15/2044		11,000	10,678
5.625% due 07/15/2054		5,000	4,857
5.750% due 07/15/2064		5,000	4,863
5.875% due 02/15/2053		2,500	2,508
Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,200
6.400% due 06/28/2054		4,100	4,035
Var Energi ASA 8.000% due 11/15/2032		5,600	6,299
Vedanta Resources Finance PLC
10.250% due 06/03/2028		400	408
11.250% due 12/03/2031		2,000	2,114
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,091
3.875% due 11/01/2033		11,000	9,458
4.125% due 08/15/2031		13,000	11,652
6.250% due 01/15/2030		5,150	5,202
Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	12,014
8.375% due 06/01/2031		6,200	6,473

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

9.875% due 02/01/2032		10,900	11,967
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,464
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	6,395
5.250% due 05/15/2029		1,000	1,169
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,299
VMware, Inc.
2.200% due 08/15/2031		3,300	2,739
3.900% due 08/21/2027		13,435	13,135
4.650% due 05/15/2027		6,438	6,415
4.700% due 05/15/2030		24,482	23,970
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		13,400	13,325
Walt Disney Co.
2.650% due 01/13/2031 (m)		16,680	14,770
7.700% due 10/30/2025		153	157
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		1,100	970
5.141% due 03/15/2052		8,600	6,394
Weir Group PLC 2.200% due 05/13/2026		19,600	18,859
Western Midstream Operating LP 5.450% due 11/15/2034		9,900	9,569
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		15,933	15,791
Whistler Pipeline LLC 5.700% due 09/30/2031		7,300	7,293
Williams Cos., Inc. 5.150% due 03/15/2034		1,400	1,362
Wintershall Dea Finance 2 BV 2.499% due 04/20/2026 •(j)	EUR	7,500	7,543
Woodside Finance Ltd.
3.650% due 03/05/2025		$9,700	9,680
3.700% due 09/15/2026		11,375	11,157
3.700% due 03/15/2028		6,100	5,820
4.500% due 03/04/2029		2,300	2,231
5.100% due 09/12/2034		5,400	5,141
5.700% due 09/12/2054		5,000	4,681
WRKCo, Inc. 3.900% due 06/01/2028		1,113	1,074
Wynn Las Vegas LLC 5.250% due 05/15/2027		2,900	2,871
Wynn Resorts Finance LLC 6.250% due 03/15/2033		13,300	13,109
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,108	1,089
Yorkshire Water Finance PLC 1.750% due 10/27/2032	GBP	7,200	6,686
Zoetis, Inc. 2.000% due 05/15/2030		$7,000	6,026

			3,322,947

UTILITIES 8.7%
AEP Texas, Inc. 6.650% due 02/15/2033		2,425	2,577
AES Corp.
2.450% due 01/15/2031		3,100	2,585
3.300% due 07/15/2025		10,200	10,121
3.950% due 07/15/2030		5,200	4,797
5.450% due 06/01/2028		2,400	2,414
6.950% due 07/15/2055 •		2,700	2,642
7.600% due 01/15/2055 •		12,550	12,897
Alliant Energy Finance LLC 3.600% due 03/01/2032		1,500	1,335
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		6,200	5,860
5.200% due 01/15/2029		9,700	9,777
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	1,400	1,715
Arizona Public Service Co.
2.650% due 09/15/2050		$8,900	5,166
3.350% due 05/15/2050		3,750	2,538
AT&T, Inc.
2.750% due 06/01/2031		16,200	14,099
3.500% due 06/01/2041		36,300	27,836
3.550% due 09/15/2055		23,160	15,592
3.650% due 06/01/2051		25,700	18,167
3.650% due 09/15/2059		30,575	20,272
3.850% due 06/01/2060		25,750	17,862
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	1,528
Black Hills Corp.
2.500% due 06/15/2030		10,400	9,082

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

3.875% due 10/15/2049		5,500	3,981
6.000% due 01/15/2035		11,850	12,228
CenterPoint Energy Houston Electric LLC 5.050% due 03/01/2035		6,600	6,448
CenterPoint Energy, Inc. 4.250% due 11/01/2028		360	348
Clearway Energy Operating LLC 3.750% due 02/15/2031		3,500	3,050
Cleco Corporate Holdings LLC 3.743% due 05/01/2026		2,498	2,449
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	4,005
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,097
6.055% due 08/15/2026		2,000	2,030
Columbia Pipelines Operating Co. LLC 6.036% due 11/15/2033		9,800	10,059
Constellation Energy Generation LLC 5.750% due 10/01/2041		2,579	2,530
Dominion Energy, Inc. 2.250% due 08/15/2031		3,500	2,919
DTE Energy Co.
2.950% due 03/01/2030		2,441	2,194
3.400% due 06/15/2029		2,387	2,236
5.100% due 03/01/2029		10,500	10,530
Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,074
6.050% due 04/15/2038		1,227	1,294
Duke Energy Florida LLC 3.200% due 01/15/2027		1,100	1,071
Duke Energy Ohio, Inc. 6.900% due 06/01/2025		6,800	6,845
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	14,855
Edison International
5.450% due 06/15/2029		1,700	1,716
5.750% due 06/15/2027		8,700	8,852
8.125% due 06/15/2053 •		4,400	4,548
Electricite de France SA
3.000% due 09/03/2027 •(j)	EUR	1,400	1,404
4.500% due 09/21/2028		$1,000	978
9.125% due 03/15/2033 •(j)		3,900	4,409
Emera U.S. Finance LP 4.750% due 06/15/2046		6,300	5,227
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		884	857
Enel Finance America LLC 2.875% due 07/12/2041		4,100	2,773
Enel Finance International NV
2.125% due 07/12/2028		8,000	7,244
2.500% due 07/12/2031		10,100	8,474
5.500% due 06/26/2034		1,200	1,189
Entergy Corp.
1.900% due 06/15/2028		5,900	5,332
3.750% due 06/15/2050		1,000	710
Entergy Texas, Inc.
5.550% due 09/15/2054		2,775	2,692
5.800% due 09/01/2053		800	803
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,200	2,007
EPH Financing International AS
5.875% due 11/30/2029		4,900	5,416
6.651% due 11/13/2028		3,900	4,363
Evergy Metro, Inc. 2.250% due 06/01/2030		$400	347
Eversource Energy 5.500% due 01/01/2034		1,100	1,092
Exelon Corp. 4.050% due 04/15/2030		3,500	3,338
Fells Point Funding Trust 3.046% due 01/31/2027		11,500	11,064
FirstEnergy Transmission LLC 5.000% due 01/15/2035		5,500	5,318
FORESEA Holding SA 7.500% due 06/15/2030		1,905	1,837
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		18,600	9,579
Georgia Power Co.
2.650% due 09/15/2029		2,800	2,541
3.250% due 03/15/2051		3,200	2,161
3.700% due 01/30/2050		4,200	3,089
5.004% due 02/23/2027		3,000	3,024
Interstate Power & Light Co. 4.950% due 09/30/2034		2,500	2,405
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,301

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.750% due 04/01/2034	5,700	5,725
Jersey Central Power & Light Co. 4.300% due 01/15/2026	9,450	9,406
Liberty Utilities Co. 5.577% due 01/31/2029	4,200	4,237
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,430
MidAmerican Energy Co.
3.150% due 04/15/2050	500	337
4.250% due 05/01/2046	1,800	1,491
5.300% due 02/01/2055	3,800	3,594
5.350% due 01/15/2034	2,100	2,128
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	3,155	3,097
Mississippi Power Co. 3.950% due 03/30/2028	14,645	14,278
Narragansett Electric Co. 5.350% due 05/01/2034	4,200	4,198
National Grid PLC
5.602% due 06/12/2028	6,000	6,119
5.809% due 06/12/2033	5,500	5,613
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	4,143
6.750% due 06/15/2054 •	8,000	8,216
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	8,508
Oi SA (10.000% Cash or 6.000% PIK) 6.000% due 06/30/2027 (c)	2,116	1,906
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)	4,588	510
ONEOK, Inc.
4.550% due 07/15/2028	21,503	21,200
4.950% due 07/13/2047	9,972	8,473
5.050% due 11/01/2034	60,300	57,709
5.200% due 07/15/2048	3,985	3,515
6.000% due 06/15/2035	700	719
6.050% due 09/01/2033	1,100	1,133
6.625% due 09/01/2053	22,500	23,678
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	6,418
3.000% due 06/15/2028	5,400	5,062
3.150% due 01/01/2026	10,801	10,617
3.250% due 06/01/2031	1,600	1,421
3.300% due 03/15/2027	1,200	1,159
3.300% due 12/01/2027	24,516	23,432
3.300% due 08/01/2040	2,700	2,022
3.450% due 07/01/2025	15,655	15,535
3.500% due 08/01/2050	13,050	8,951
3.750% due 07/01/2028	15,079	14,439
3.750% due 08/15/2042	2,600	1,960
4.250% due 03/15/2046	2,100	1,664
4.300% due 03/15/2045	1,932	1,548
4.500% due 07/01/2040	2,800	2,420
4.500% due 12/15/2041	4,300	3,521
4.600% due 06/15/2043	4,900	4,139
4.650% due 08/01/2028	17,000	16,765
4.750% due 02/15/2044	5,700	4,882
4.950% due 07/01/2050	7,865	6,839
5.250% due 03/01/2052	13,600	12,230
PacifiCorp
2.700% due 09/15/2030	1,500	1,326
2.900% due 06/15/2052	6,900	4,111
5.300% due 02/15/2031	6,200	6,258
5.350% due 12/01/2053	5,450	5,016
5.750% due 04/01/2037	8,278	8,342
5.800% due 01/15/2055	5,000	4,864
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,842
3.640% due 11/01/2046	1,500	1,082
5.100% due 02/15/2035	5,000	4,850
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	12,700	12,754
Plains All American Pipeline LP 4.500% due 12/15/2026	2,000	1,992
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,161
3.150% due 08/15/2051	1,500	952
Public Service Electric & Gas Co. 4.850% due 08/01/2034	3,100	3,016
Rio Oil Finance Trust 9.750% due 01/06/2027	4,215	4,376
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,403
4.100% due 06/15/2049	9,500	7,481
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,700	3,494

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Sempra
3.400% due 02/01/2028		2,840	2,716
4.125% due 04/01/2052 •		4,100	3,933
5.500% due 08/01/2033		2,560	2,567
6.875% due 10/01/2054 •		6,100	6,183
Southern California Edison Co.
1.200% due 02/01/2026		7,200	6,941
2.500% due 06/01/2031		2,600	2,230
2.750% due 02/01/2032		10,500	8,972
2.950% due 02/01/2051		6,800	4,280
3.450% due 02/01/2052		8,200	5,551
3.650% due 02/01/2050		2,000	1,430
3.900% due 12/01/2041		1,100	862
3.900% due 03/15/2043		6,100	4,816
4.000% due 04/01/2047		14,900	11,487
4.650% due 10/01/2043		600	522
4.875% due 03/01/2049		8,468	7,410
5.300% due 03/01/2028		8,300	8,401
6.650% due 04/01/2029		8,039	8,490
Southern California Gas Co.
2.550% due 02/01/2030		2,200	1,973
5.200% due 06/01/2033		10,300	10,253
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		12,000	9,888
3.250% due 06/15/2026		5,475	5,366
3.875% due 11/15/2025		2,300	2,280
Southern Power Co. 5.250% due 07/15/2043		1,000	930
Southwest Gas Corp. 4.050% due 03/15/2032		5,775	5,367
Southwestern Electric Power Co. 3.250% due 11/01/2051		3,593	2,279
Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,320
6.000% due 06/01/2054		4,000	4,048
SPP-Distribucia AS 1.000% due 06/09/2031	EUR	3,600	3,099
SW Finance PLC
7.000% due 04/16/2040	GBP	6,600	7,334
7.375% due 12/12/2041		4,800	5,387
System Energy Resources, Inc. 2.140% due 12/09/2025		$13,800	13,431
Toledo Edison Co. 2.650% due 05/01/2028		11,334	10,434
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		200	199
Transcanada Trust 5.300% due 03/15/2077 •(m)		13,550	13,034
Union Electric Co. 5.200% due 04/01/2034		1,200	1,194
Verizon Communications, Inc.
2.850% due 09/03/2041		1,850	1,280
4.780% due 02/15/2035		2,812	2,678
Vistra Operations Co. LLC
4.300% due 07/15/2029		5,000	4,778
6.000% due 04/15/2034		5,200	5,273
6.950% due 10/15/2033		1,450	1,564
Vodafone Group PLC 5.125% due 06/04/2081 •		11,100	8,489
Xcel Energy, Inc.
3.400% due 06/01/2030		240	221
5.450% due 08/15/2033		2,400	2,382

			1,056,174

Total Corporate Bonds & Notes (Cost $8,968,094)			8,428,993

MUNICIPAL BONDS & NOTES 0.3%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		8,000	8,160

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024 5.526% due 07/01/2034		5,000	5,056

TEXAS 0.2%
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		10,474	10,502

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.169% due 04/01/2041	7,600	7,493

		17,995

Total Municipal Bonds & Notes (Cost $31,120)		31,211

U.S. GOVERNMENT AGENCIES 18.5%
Freddie Mac 5.992% due 11/25/2055 «~	3,190	2,052
Ginnie Mae 5.255% due 02/20/2074 •	3,473	3,469
Ginnie Mae, TBA 4.000% due 01/01/2055 - 02/01/2055	93,600	86,230
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	118	104
3.500% due 07/01/2046	1,656	1,487
4.000% due 08/01/2049	180	167
4.500% due 10/01/2052 - 12/01/2053	22,864	21,548
5.500% due 08/01/2054 - 01/01/2055	25,008	24,692
6.500% due 06/01/2054 - 10/01/2054	3,233	3,304
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	31,030	26,361
4.000% due 02/01/2055 - 03/01/2055	457,380	418,218
4.500% due 01/01/2055 - 03/01/2055	450,395	423,375
5.000% due 01/01/2055 - 02/01/2055	372,500	359,415
5.500% due 01/01/2055 - 02/01/2055	620,800	612,250
6.000% due 02/01/2055	248,500	249,451
6.500% due 02/01/2055	18,500	18,868

Total U.S. Government Agencies (Cost $2,261,414)		2,250,991

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
1.875% due 11/15/2051	184,438	101,776
2.250% due 08/15/2049 (m)	14,100	8,734
2.250% due 02/15/2052	12,600	7,642
2.500% due 02/15/2046	76,025	52,013
2.500% due 05/15/2046	91,308	62,203
2.750% due 08/15/2047	96,200	67,684
3.125% due 08/15/2044	106,675	82,879
3.125% due 05/15/2048	106,300	79,655
3.375% due 05/15/2044	93,084	75,470
3.875% due 05/15/2043	55,300	48,688
4.500% due 02/15/2044	2,660	2,540
U.S. Treasury Inflation Protected Securities(i)
1.500% due 02/15/2053	79,909	64,063
2.125% due 04/15/2029 (m)(o)	133,886	134,086
U.S. Treasury Notes
1.875% due 02/15/2032 (m)(o)(q)	241,541	203,234
2.750% due 08/15/2032 (m)(o)(q)	87,293	77,441
2.875% due 05/15/2032 (m)(o)	107,755	96,802
3.625% due 03/31/2030 (m)(o)	1,700	1,639
4.000% due 02/15/2034	46,090	44,139
4.125% due 11/15/2032 (m)(o)	110,800	108,096
4.250% due 11/15/2034	1,800	1,753
4.875% due 10/31/2030 (m)	213,400	218,159
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,060

Total U.S. Treasury Obligations (Cost $1,738,719)		1,546,756

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,459
American Home Mortgage Assets Trust 5.765% due 10/25/2046 •	1,429	936
American Home Mortgage Investment Trust 6.603% due 11/25/2045 •	467	176
AOA Mortgage Trust 5.387% due 10/15/2038 •	10,675	10,494
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	6,521
3.050% due 08/01/2052 «(b)(l)	40,000	37,000
Banc of America Alternative Loan Trust 5.750% due 11/25/2035	163	117
Banc of America Funding Trust
4.583% due 01/25/2037 •	4,675	4,156
4.865% due 10/20/2036 •	952	717
5.045% due 06/20/2047 •	638	505
5.253% due 05/25/2037 •	262	223
5.343% due 06/20/2037 ~	1,926	1,689
5.750% due 01/25/2037	2,020	1,656
6.000% due 03/25/2037	924	704
15.814% due 07/25/2047 •	712	909
Banc of America Mortgage Trust 4.113% due 10/25/2035 ~	348	275

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

BCAPLLC Trust
3.959% due 07/26/2036 ~	102	89
4.893% due 05/25/2047 •	459	442
6.000% due 07/26/2037 ~	149	130
Bear Stearns Adjustable Rate Mortgage Trust 4.432% due 06/25/2047 ~	1,431	1,288
Bear Stearns ALT-A Trust
4.233% due 03/25/2036 ~	126	101
4.563% due 08/25/2036 ~	843	397
4.773% due 08/25/2036 •	364	316
5.328% due 04/25/2035 ~	6,117	5,512
Bear Stearns Asset-Backed Securities Trust
4.803% due 12/25/2035 •	226	110
5.453% due 08/25/2035 •	84	51
Beast Mortgage Trust 5.698% due 02/15/2037 •	2,100	1,867
Benchmark Mortgage Trust 2.640% due 09/15/2048	2,573	2,510
BX Trust
5.146% due 04/15/2039 •	13,361	13,301
5.411% due 10/15/2036 •	7,000	6,984
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,825	1,144
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 5.133% due 08/25/2037 •	270	251
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.733% due 01/25/2035 •	163	155
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,117	1,097
Citigroup Mortgage Loan Trust 4.556% due 03/25/2037 ~	200	172
Commercial Mortgage Trust 3.178% due 02/10/2035	13,000	12,725
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	746	385
Countrywide Alternative Loan Trust
4.663% due 04/25/2047 •	905	765
4.675% due 09/20/2046 •	573	577
4.695% due 09/20/2046 •	1,232	1,148
4.803% due 05/25/2037 •	627	200
4.833% due 09/25/2046 •	1,064	1,013
5.500% due 07/25/2035	800	632
5.500% due 01/25/2036	735	475
6.000% due 03/25/2036	766	361
6.000% due 05/25/2036	85	41
6.000% due 06/25/2037	1,388	629
6.175% due 08/25/2035 •	1,280	1,059
6.500% due 12/25/2036	356	154
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •	3,152	3,012
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	5,210	4,067
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.850% due 09/25/2057 ~	478	457
3.911% due 05/27/2037 ~	2,735	1,829
4.000% due 06/26/2037 ~	1,194	1,148
4.388% due 04/28/2037 ~	654	595
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,448
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,232
DROP Mortgage Trust 5.661% due 10/15/2043 •	5,000	4,751
Extended Stay America Trust 5.591% due 07/15/2038 •	49,765	49,830
GSR Mortgage Loan Trust 4.893% due 08/25/2046 •	19,296	4,166
HarborView Mortgage Loan Trust
4.226% due 06/19/2036 ~	574	234
4.890% due 01/19/2036 •	1,557	943
4.891% due 12/19/2036 •	2,190	1,667
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	87	65
IndyMac INDX Mortgage Loan Trust 4.933% due 07/25/2035 •	5,050	4,620
InTown Mortgage Trust 6.886% due 08/15/2039 •	10,700	10,727
JP Morgan Alternative Loan Trust
4.895% due 05/25/2037 ~	576	506
6.810% due 08/25/2036 þ	553	531
JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •	2,929	2,867
5.812% due 03/15/2036 •	12,792	11,799
Lehman Mortgage Trust 6.000% due 07/25/2037	50	45

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MerrillLynch Mortgage Investors Trust 6.971% due 05/25/2033 ~	3	2
Morgan Stanley Capital Trust
5.462% due 12/15/2036 •	2,341	1,941
5.681% due 12/15/2038 •	6,700	6,461
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ~	363	102
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	4	4
MortgageIT Mortgage Loan Trust 4.853% due 04/25/2036 •	3,282	2,416
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 þ	858	174
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	21,608	20,633
2.750% due 11/25/2059 ~	14,799	14,098
4.500% due 05/25/2058 ~	5,439	5,260
One New York Plaza Trust 5.462% due 01/15/2036 •	2,400	2,292
ONE Park Mortgage Trust 5.211% due 03/15/2036 •	7,700	7,608
Residential Accredit Loans, Inc. Trust
4.813% due 05/25/2036 •	684	614
4.833% due 08/25/2036 •	417	410
4.873% due 04/25/2046 •	6,124	1,557
5.230% due 01/25/2036 ~	991	719
5.721% due 07/25/2035 ~	103	95
5.791% due 10/25/2037 ~	3,447	2,868
Starwood Mortgage Trust 5.612% due 04/15/2034 •	603	599
Structured Adjustable Rate Mortgage Loan Trust
4.011% due 05/25/2036 ~	805	439
4.753% due 08/25/2036 •	517	415
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,688	1,054
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	2,473	2,404
5.453% due 05/25/2058 •	614	628
Wachovia Mortgage Loan Trust LLC 7.187% due 05/20/2036 ~	45	44
WaMu Mortgage Pass-Through Certificates Trust 5.020% due 07/25/2037 ~	262	230
Washington Mutual Mortgage Pass-Through Certificates Trust
5.665% due 11/25/2046 •	811	662
6.000% due 07/25/2036	175	124
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	91	77

Total Non-Agency Mortgage-Backed Securities (Cost $325,022)		311,087

ASSET-BACKED SECURITIES 5.2%
CMBS OTHER 0.7%
ACREC LLC 6.627% due 02/19/2038 •	8,395	8,438
BDS Ltd. 6.503% due 08/19/2038 •	12,111	12,184
BPCRE Ltd. 6.775% due 01/16/2037 •	837	844
Brightspire Capital Ltd. 5.631% due 08/19/2038 •	4,705	4,683
LCCM Trust 5.712% due 12/13/2038 •	882	881
MF1 LLC
6.103% due 03/19/2039 •	1,000	1,003
7.001% due 09/17/2037 •	9,555	9,579
MF1 Ltd. 5.716% due 02/19/2037 •	11,958	11,958
PFP Ltd. 6.671% due 08/19/2035 •	14,740	14,794
Ready Capital Mortgage Financing LLC
5.403% due 07/25/2036 •	539	538
6.713% due 10/25/2039 •	2,705	2,717
6.891% due 10/25/2039 •	13,184	13,277

		80,896

HOME EQUITY OTHER 1.4%
ABFC Trust 4.713% due 01/25/2037 •	3,373	2,371
Accredited Mortgage Loan Trust 4.713% due 09/25/2036 •	545	540
ACE Securities Corp. Home Equity Loan Trust
4.773% due 08/25/2036 •	1,519	347
4.853% due 12/25/2036 •	4,887	1,242

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.398% due 05/25/2035 •	5,500	4,937
Argent Securities Trust
4.563% due 09/25/2036 •	1,598	514
4.993% due 05/25/2036 •	1,256	300
5.013% due 04/25/2036 •	6,266	1,969
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.213% due 02/25/2036 •	1,992	1,568
Bear Stearns Asset-Backed Securities Trust 4.913% due 11/25/2036 •	6,743	6,419
Carrington Mortgage Loan Trust 4.703% due 10/25/2036 •	1,959	1,557
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	2,791	2,807
Citigroup Mortgage Loan Trust
4.853% due 01/25/2037 •	8,655	3,642
4.973% due 03/25/2036 •	963	870
Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •	104	103
4.893% due 09/25/2047 •	219	216
4.913% due 05/25/2037 •	2,071	1,900
4.933% due 03/25/2036 •	934	836
5.193% due 08/25/2047 •	1,772	1,712
Credit-Based Asset Servicing & Securitization Trust 4.753% due 11/25/2036 •	1,057	474
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •	2,677	2,597
Fremont Home Loan Trust
4.603% due 01/25/2037 •	1,356	609
4.793% due 02/25/2037 •	1,713	545
GSAA Home Equity Trust
4.420% due 03/25/2036 ~	1,074	449
4.753% due 07/25/2036 •	49,449	9,296
4.773% due 05/25/2036 •	32,606	7,391
4.963% due 01/25/2036 •	6,770	5,803
GSAMP Trust
4.613% due 01/25/2037 •	2,595	1,535
4.733% due 09/25/2036 •	67,731	22,848
4.793% due 01/25/2037 •	4,925	4,777
Home Equity Loan Trust 4.793% due 04/25/2037 •	3,100	2,679
Home Equity Mortgage Loan Asset-Backed Trust 5.203% due 10/25/2035 •	1,679	1,654
JP Morgan Mortgage Acquisition Trust
4.006% due 07/25/2036 •	8,826	8,245
6.080% due 08/25/2036 þ	1,250	731
Long Beach Mortgage Loan Trust
4.773% due 09/25/2036 •	12,822	3,449
4.813% due 03/25/2046 •	4,077	3,233
4.933% due 09/25/2036 •	4,056	1,096
MASTR Asset-Backed Securities Trust
4.933% due 12/25/2034 •	6,684	6,311
4.933% due 03/25/2036 •	2,066	1,228
4.953% due 10/25/2035 •	965	913
Merrill Lynch Mortgage Investors Trust
3.770% due 02/25/2037 þ	10,314	1,173
4.973% due 03/25/2037 •	5,266	4,810
5.203% due 09/25/2035 •	754	734
5.353% due 02/25/2047 •	4,414	2,553
Morgan Stanley ABS Capital, Inc. Trust
4.593% due 10/25/2036 •	932	405
4.603% due 11/25/2036 •	1,325	740
4.603% due 12/25/2036 •	638	320
4.603% due 02/25/2037 •	3,496	1,519
4.633% due 02/25/2037 •	10,890	3,466
4.653% due 02/25/2037 •	458	199
4.673% due 10/25/2036 •	1,018	443
4.683% due 02/25/2037 •	4,150	1,321
4.953% due 08/25/2036 •	5,545	2,755
5.073% due 12/25/2035 •	196	191
5.703% due 07/25/2037 •	2,100	1,823
Morgan Stanley Home Equity Loan Trust
4.553% due 04/25/2037 •	200	103
4.803% due 04/25/2037 •	955	490
New Century Home Equity Loan Trust
4.773% due 08/25/2036 •	4,651	4,540
5.158% due 02/25/2036 •	6,100	5,231
NovaStar Mortgage Funding Trust
4.753% due 03/25/2037 •	1,027	334
4.873% due 01/25/2037 •	4,130	1,387
4.953% due 10/25/2036 •	1,046	483
Option One Mortgage Loan Trust 4.593% due 01/25/2037 •	3,555	2,056
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.188% due 08/25/2035 •	2,762	2,690
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ	10,355	4,138

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

ResidentialAsset Mortgage Products Trust 4.913% due 12/25/2035 •	6,894	5,616
Structured Asset Investment Loan Trust 4.603% due 09/25/2036 •	67	66
Structured Asset Securities Corp. Mortgage Loan Trust 3.407% due 11/25/2037 •	8,000	7,181

		176,480

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.862% due 11/26/2036 •	107	105

WHOLE LOAN COLLATERAL 0.0%
Lehman XS Trust 4.547% due 06/25/2036 •	56	60
Securitized Asset-Backed Receivables LLC Trust 4.953% due 03/25/2036 •	1,158	711
Specialty Underwriting & Residential Finance Trust
3.836% due 02/25/2037 þ	1,379	454
4.723% due 04/25/2037 •	716	515
4.753% due 06/25/2037 •	481	276

		2,016

OTHER ABS 3.1%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •	5,400	5,418
5.946% due 07/15/2034 •	4,000	4,013
522 Funding CLO Ltd. 5.919% due 10/20/2031 •	4,357	4,362
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,599	1,481
AIMCO CLO 5.897% due 10/17/2034 •	4,300	4,315
Allegro CLO Ltd. 5.867% due 01/19/2033 •	1,500	1,501
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •	1,000	1,000
Anchorage Capital CLO Ltd.
5.756% due 10/15/2031 •	2,911	2,915
6.072% due 04/22/2034 •	2,100	2,105
Apex Credit CLO Ltd. 5.857% due 10/20/2031 •	2,641	2,646
Ares CLO Ltd.
5.703% due 10/28/2034 •	4,100	4,113
5.943% due 04/22/2031 •	7,405	7,420
5.967% due 04/17/2033 •	15,000	15,030
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •	7,000	7,016
Atlas Static Senior Loan Fund Ltd. 6.406% due 07/15/2030 •	828	829
Bain Capital Credit CLO Ltd.
5.759% due 10/20/2034 •	4,000	4,008
5.836% due 10/23/2034 •	2,500	2,507
5.857% due 07/19/2034 •	5,800	5,816
5.877% due 07/16/2034 •	5,000	5,014
Barings CLO Ltd. 5.868% due 04/15/2031 •	7,330	7,342
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •	12,000	12,029
Blackbird Capital Aircraft Lease Securitization Ltd. 6.500% due 12/16/2041 þ	1,943	1,939
Canyon CLO Ltd. 5.514% due 07/15/2034 •	1,000	1,000
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •	12,000	12,058
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •	4,200	4,201
5.728% due 08/14/2030 •	2,066	2,069
Catamaran CLO Ltd. 5.993% due 04/22/2030 •	6,265	6,277
CQS U.S. CLO Ltd.
5.817% due 01/20/2035 •	1,800	1,803
6.467% due 07/20/2031 •	15,526	15,547
Crestline Denali CLO Ltd. 5.909% due 04/20/2030 •	2,354	2,355
Dryden Senior Loan Fund 5.687% due 04/20/2034 «•	1,000	1,000
ECAF Ltd.
3.473% due 06/15/2040	176	131
4.947% due 06/15/2040	3,848	2,944
Elevation CLO Ltd.
5.467% due 07/25/2034 •(b)	2,900	2,900
5.926% due 01/25/2035 •	3,200	3,223

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

GoldenTreeLoan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		1,000	1,004
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •		7,797	7,801
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		5,700	5,720
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		3,000	3,000
Jamestown CLO Ltd.
5.583% due 07/25/2034 •		3,300	3,300
5.896% due 07/25/2035 •		10,500	10,530
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		1,720	1,666
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		6,871	6,652
LCM Ltd. 5.897% due 07/20/2034 •		6,000	6,018
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		4,000	4,014
Magnetite Ltd. 5.806% due 10/15/2031 •		2,849	2,855
MAPS Ltd. 4.212% due 05/15/2043		958	952
METAL LLC 4.581% due 10/15/2042		6,289	4,251
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		5,850	5,861
Ocean Trails CLO 5.946% due 07/15/2034 •		11,200	11,234
Octagon Investment Partners Ltd. 5.849% due 07/19/2030 •		4,016	4,022
OZLM Ltd.
5.767% due 07/20/2030 •		2,437	2,441
5.929% due 04/20/2031 •		2,118	2,122
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •	EUR	837	867
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •		$3,382	3,385
Pikes Peak CLO
5.852% due 10/11/2034 •		3,215	3,224
5.866% due 07/15/2034 •		2,000	2,005
Rad CLO Ltd. 5.856% due 04/25/2032 •		3,794	3,802
Regatta Funding Ltd.
5.826% due 10/25/2031 •		7,931	7,945
5.856% due 01/15/2033 •		12,100	12,138
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		9,000	9,032
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		1,160	1,134
Sound Point CLO Ltd.
5.906% due 01/25/2032 •		5,300	5,307
6.088% due 07/15/2034 •		4,000	4,008
Start Ltd. 4.089% due 03/15/2044		1,684	1,657
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,157	3,636
Symphony CLO Ltd. 5.812% due 04/18/2033 •		4,100	4,113
TCW CLO Ltd. 5.784% due 08/16/2034 •		9,000	9,021
TIAA CLO Ltd. 5.757% due 01/20/2032 •		2,046	2,049
Trinitas CLO Ltd.
5.956% due 01/25/2034 •		7,000	7,016
5.966% due 01/25/2034 •		9,700	9,717
Trysail CLO Ltd. 7.267% due 10/20/2033 •		1,000	1,001
TSTAT Ltd. 5.767% due 07/20/2037 •		5,179	5,182
UNIGEL 13.500% due 03/01/2030 «		1,915	1,915
Venture CLO Ltd. 6.009% due 04/20/2032 •		3,773	3,782
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •		8,723	8,738
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	17,275
Voya CLO Ltd. 5.918% due 10/15/2030 •		1,337	1,340

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

WellfleetCLO Ltd. 6.118% due 07/15/2034 •		8,000	8,012

			379,071

Total Asset-Backed Securities (Cost $703,349)			638,568

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
1.000% due 07/09/2029		233	190
3.500% due 07/09/2041 þ		9,535	5,979
4.125% due 07/09/2046 þ		1,610	1,073
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	21,963
Brazil Government International Bond 7.125% due 05/13/2054		$9,300	8,622
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (g)	BRL	477,100	74,968
0.000% due 10/01/2025 (g)		26,200	3,825
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	41,198
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,700	11,923
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		12,600	11,578
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,482
Israel Government International Bond
5.500% due 03/12/2034 (m)		21,100	20,691
5.750% due 03/12/2054		8,000	7,329
Korea Development Bank 3.000% due 01/13/2026		12,700	12,487
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,068
Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	679,213	27,453
3.000% due 12/03/2026 (i)		116,887	5,293
3.771% due 05/24/2061		$3,350	1,909
4.000% due 11/30/2028 (i)	MXN	303,689	13,801
4.000% due 08/24/2034 (i)		196,981	8,390
Peru Government International Bond
5.400% due 08/12/2034	PEN	110,200	26,820
6.150% due 08/12/2032		46,894	12,403
6.900% due 08/12/2037		14,400	3,826
6.950% due 08/12/2031		90,006	25,251
Qatar Government International Bond 4.400% due 04/16/2050		$5,300	4,501
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,945
2.125% due 03/07/2028		5,000	4,866
2.875% due 04/13/2042		2,300	1,548
3.750% due 02/07/2034		500	445
5.250% due 05/30/2032		9,200	9,309
5.375% due 03/22/2031		7,450	7,727
Russia Government International Bond 7.500% due 03/31/2030		$54	36
Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,228
4.750% due 01/16/2030		21,700	21,329
5.000% due 01/18/2053		14,000	11,855
South Africa Government International Bond
7.100% due 11/19/2036		2,800	2,732
8.875% due 02/28/2035	ZAR	1,827,410	88,190
Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$165	90
0.000% due 02/01/2034 þ(h)		618	257
0.000% due 02/01/2035 þ(h)		522	310
0.000% due 02/01/2036 þ(h)		435	256
1.750% due 02/01/2029 þ		2,120	1,465
1.750% due 02/01/2034 þ		909	513

Total Sovereign Issues (Cost $594,745)			538,124

		SHARES
COMMON STOCKS 0.0%
COMMUNICATION SERVICES 0.0%
Oi SA(e)		835,342	181

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV(e)		441,790	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

FINANCIALS 0.0%
MNEQ Holdings, Inc.«(e)(l)	9,896	40

INDUSTRIALS 0.0%
Drillco Holding Lux SA«(l)	184,946	4,647
Forsea Holding SA«	97	2
Westmoreland Mining Holdings«(e)(l)	47,724	54
Westmoreland Mining LLC«(e)(l)	48,144	168

		4,871

MATERIALS 0.0%
Petra Diamonds Ltd.(e)	1,042,150	405

Total Common Stocks (Cost $9,487)		5,497

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071«(l)	3	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	7,750	9,256

Total Convertible Preferred Securities (Cost $5,523)		9,256

PREFERRED SECURITIES 4.6%
BANKING & FINANCE 4.3%
American AgCredit Corp. 5.250% due 06/15/2026 •(j)	14,000,000	13,817
Banco Santander SA 8.000% due 02/01/2034 •(j)(k)	6,000,000	6,219
Bank of America Corp. 5.875% due 03/15/2028 •(j)	58,483,000	58,640
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(j)	775,000	758
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	8,000,000	6,974
CaixaBank SA 5.875% due 10/09/2027 •(j)(k)	2,000,000	2,132
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)	35,500,000	35,360
Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	38,500,000	33,234
5.000% due 12/01/2027 •(j)	7,950,000	7,613
Citigroup, Inc.
3.875% due 02/18/2026 •(j)	20,000,000	19,407
4.150% due 11/15/2026 •(j)	3,800,000	3,626
4.700% due 01/30/2025 •(j)	9,000,000	8,972
7.000% due 08/15/2034 •(j)	12,200,000	12,892
7.200% due 05/15/2029 •(j)	9,500,000	9,877
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(j)	12,000,000	11,392
5.650% due 10/06/2025 •(j)	2,520,000	2,509
CoBank ACB
4.250% due 01/01/2027 •(j)	7,900,000	7,545
6.200% (US0003M + 3.744%) due 01/01/2025 ~(j)	106,000	10,640
6.250% due 10/01/2026 •(j)	9,300,000	9,297
6.450% due 10/01/2027 •(j)	5,000,000	5,025
7.125% due 01/01/2030 •(j)	5,000,000	5,081
Discover Financial Services 6.125% due 06/23/2025 •(j)	17,000,000	16,985
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(j)	3,000,000	2,916
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,617
6.125% due 11/10/2034 •(j)	12,700,000	12,554
7.500% due 02/10/2029 •(j)	9,300,000	9,803
7.500% due 05/10/2029 •(j)	9,000,000	9,422
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,612
4.000% due 04/01/2025 •(j)(m)	32,000,000	31,802
4.600% due 02/01/2025 •(j)	9,800,000	9,779
4.625% due 06/01/2026 (j)	327,000	6,811

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.875% due 06/01/2029 •(j)	14,300,000	15,040
MetLife Capital Trust 7.875% due 12/15/2037	2,000,000	2,186
Morgan Stanley
5.875% due 09/15/2026 ~(j)	3,000,000	2,985
6.500% due 10/15/2027 (j)	389,400	10,015
6.625% due 10/15/2029 (j)	92,000	2,439
7.780% (TSFR3M + 3.422%) due 12/15/2025 ~(j)	10,280,000	10,506
Nationwide Building Society 10.250% ~	64,034	10,434
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	4,979
6.250% due 03/15/2030 •(j)	2,900,000	2,936
SBL Holdings, Inc. 7.000% due 05/13/2025 •(j)	3,550,000	3,212
State Street Corp. 6.700% due 03/15/2029 •(j)	8,500,000	8,678
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)	12,627,500	14,538
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(j)	320,000	8,416
U.S. Bancorp 5.300% due 04/15/2027 •(j)	5,045,000	4,979
Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	4,300,000	4,178
4.250% due 09/15/2026 (j)	678,800	12,374
5.875% due 06/15/2025 ~(j)	475,000	475
6.850% due 09/15/2029 •(j)	12,000,000	12,380
7.625% due 09/15/2028 •(j)	5,800,000	6,159

		530,220

INDUSTRIALS 0.1%
Land O' Lakes, Inc. 7.000% due 09/18/2028 (j)	4,600,000	3,747
SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	8
11.000% due 11/07/2032	11,280	5,640

		9,395

UTILITIES 0.2%
Edison International 5.000% due 12/15/2026 •(j)	4,500,000	4,387
Energy Transfer LP 6.750% due 05/15/2025 •(j)	15,100,000	15,006
Sempra Energy 4.875% due 10/15/2025 •(j)	7,300,000	7,237

		26,630

Total Preferred Securities (Cost $597,361)		566,245

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.	74,398	9,376

Total Real Estate Investment Trusts (Cost $4,200)		9,376

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.492% due 02/06/2025 - 03/20/2025 (f)(g)(m)(o)	$4,237	4,218

Total Short-Term Instruments (Cost $4,217)		4,218

Total Investments in Securities (Cost $15,391,609)		14,486,442

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	20,545,167	200,048

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $200,016)	200,048

Total Investments in Affiliates (Cost $200,016)	200,048

Total Investments 120.4% (Cost $15,591,625)	$14,686,490
Financial Derivative Instruments(n)(p)0.2%(Cost or Premiums, net $73,325)	28,484
Other Assets and Liabilities, net (20.6)%	(2,517,446)

Net Assets 100.0%	$12,197,528

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust 3.050% due 08/01/2052	12/26/2024	$37,000	$37,000	0.30%
Constellation Oil 'D' - Exp. 06/10/2071	6/10/2022	0	0	0.00
Drillco Holding Lux SA	6/8/2023	3,699	4,647	0.04
MNEQ Holdings, Inc.	04/19/2022 - 04/26/2022	192	40	0.00
Morgan Stanley 0.000% due 04/02/2032	2/11/2020	14,062	10,287	0.08
Pinnacol Assurance 8.625% due 06/25/2034	6/23/2014	6,000	6,510	0.05
Project Alpha Intermediate Holding, Inc. 5.301% due 07/15/2025	10/16/2024	2,932	2,797	0.02
Westmoreland Mining Holdings	12/8/2014	1,393	54	0.00
Westmoreland Mining LLC	6/30/2023	319	168	0.00

$65,597	$61,503	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(1.000)%	12/31/2024	TBD(2)	$(2,671)	$(2,671)
3.750	12/20/2024	TBD(2)	(9,191)	(9,204)
4.150	12/23/2024	TBD(2)	(3,867)	(3,871)
4.300	12/20/2024	TBD(2)	(15,097)	(15,121)
4.400	12/20/2024	TBD(2)	(47,193)	(47,268)
IND	5.110	10/10/2024	01/10/2025	(494)	(500)
JPS	4.250	12/20/2024	01/31/2025	(582)	(583)
4.300	12/20/2024	01/31/2025	(11,435)	(11,453)
NOM	3.250	12/20/2024	TBD(2)	(450)	(450)
4.400	12/20/2024	TBD(2)	(4,661)	(4,668)
SCX	4.300	12/20/2024	TBD(2)	(3,414)	(3,419)

Total Reverse Repurchase Agreements	$(99,208)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BPG	5.020%	12/27/2024	01/03/2025	$(3,691)	$(3,694)
UBS	4.550	12/16/2024	01/31/2025	(43,126)	(43,218)
4.600	12/09/2024	01/28/2025	(25,679)	(25,758)
4.640	12/04/2024	02/10/2025	(5,562)	(5,583)
4.720	11/06/2024	01/08/2025	(293,787)	(295,983)
4.760	11/27/2024	01/03/2025	(150,785)	(151,503)
4.760	12/17/2024	01/03/2025	(3,076)	(3,082)

Total Sale-Buyback Transactions	$(528,821)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.500%	01/01/2055	$39,000	$(38,753)	$(38,489)

Total Short Sales (0.3)%	$(38,753)	$(38,489)

(m)	Securities with an aggregate market value of $630,688 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,110,583) at a weighted average interest rate of 5.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(523) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	68	$68	$(12)	$(19)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	68	68	(11)	(5)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	46	46	(22)	(101)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	46	46	(22)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	48	48	(24)	(42)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	48	48	(22)	(72)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	48	48	(18)	(4)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	48	48	(23)	(2)

Total Written Options	$(154)	$(245)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	1,400	$336,123	$(49)	$0	$(52)
3-Month SOFR Active Contract December Futures	03/2028	290	69,589	54	0	(22)
3-Month SOFR Active Contract June Futures	09/2027	1,690	405,642	(135)	0	(84)
3-Month SOFR Active Contract March Futures	06/2027	1,400	336,088	(133)	0	(52)
3-Month SOFR Active Contract September Futures	12/2027	1,690	405,600	(226)	0	(106)
Euro-Bobl March Futures	03/2025	1,383	168,844	(1,612)	301	0
U.S. Treasury 10-Year Note March Futures	03/2025	2,234	242,948	(2,527)	0	(489)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	5,245	623,663	(20,448)	0	(2,295)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,048	116,656	(1,513)	0	(262)

Total Futures Contracts	$(26,589)	$301	$(3,362)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.089%		$4,400	$(154)	$134	$(20)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.276%		$6,100	$1,207	$(920)	$287	$1	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.411		2,100	430	(288)	142	0	(1)
AES Corp.	5.000	Quarterly	12/20/2028	0.877		5,000	621	136	757	2	0
Airbus Group	1.000	Quarterly	06/20/2029	0.428	EUR	8,000	171	34	205	0	(3)
Airbus SE	1.000	Quarterly	12/20/2028	0.379		2,800	21	49	70	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.246		$3,900	83	(26)	57	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.353		10,500	(63)	257	194	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360		32,200	550	(243)	307	0	(4)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		15,000	(60)	308	248	0	(7)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.397	EUR	5,800	(262)	299	37	3	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299		$8,800	65	(3)	62	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354		24,400	316	(8)	308	0	(2)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	13,400	37	18	55	2	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305		6,500	38	10	48	1	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.192		10,800	256	(164)	92	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.014		1,900	(4)	440	436	0	(2)
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.258		$11,200	72	11	83	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.409		2,800	(12)	44	32	1	0
Elis SA	5.000	Quarterly	12/20/2029	1.016	EUR	3,800	766	(29)	737	1	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.173		$2,200	17	18	35	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		8,500	58	53	111	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		900	10	5	15	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.354	EUR	14,000	3,192	(73)	3,119	0	(18)
Hess Corp.	1.000	Quarterly	06/20/2026	0.140		$6,900	(53)	141	88	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	0.155		4,800	(49)	128	79	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.349		2,900	598	(337)	261	1	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.782		7,800	1,097	1	1,098	4	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.076		2,200	60	(20)	40	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.274		9,800	223	(118)	105	0	(2)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.391		1,500	(5)	23	18	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.317		3,800	655	(71)	584	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.270	EUR	5,350	9	110	119	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.324		4,100	5	93	98	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330		$2,500	57	(32)	25	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		6,200	149	(71)	78	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

VerizonCommunications, Inc.	1.000	Quarterly	12/20/2027	0.432		400	(7)	13	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		8,300	(22)	165	143	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		2,000	(5)	41	36	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	8,900	61	6	67	0	(10)

							$10,282	$0	$10,282	$17	$(58)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%		Quarterly	12/20/2029		$1,695,260	$37,969	$483	$38,452	$400	$0
iTraxx Crossover 42 5-Year Index	5.000		Quarterly	12/20/2029	EUR	27,850	2,524	(208)	2,316	0	(49)
iTraxx Europe Main 42 5-Year Index	1.000		Quarterly	12/20/2029		162,300	3,648	(255)	3,393	0	(80)

							$44,141	$20	$44,161	$400	$(129)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	398,600	$7,136	$(9,697)	$(2,561)	$1,097	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		16,900	(348)	2,110	1,762	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$61,000	1,443	(722)	721	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029		341,100	(225)	(269)	(494)	156	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.063	Annual	05/31/2029		84,500	0	(127)	(127)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		216,500	397	2,469	2,866	108	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		113,800	(27)	1,644	1,617	112	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		85,900	3	1,636	1,639	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		15,400	(47)	222	175	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	(48)	648	600	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,840	(7)	92	85	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	(57)	756	699	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		11,200	(46)	516	470	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	(66)	920	854	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		13,590	(51)	702	651	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	6	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	3,103	5,721	75	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	2	(5,947)	(5,945)	0	(4)
Pay(7)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	3,590	(821)	2,769	677	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,000	(6)	149	143	7	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		11,000	(16)	427	411	20	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		10,500	(16)	428	412	19	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		5,500	(15)	26	11	11	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		27,650	216	169	385	80	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		95,670	158	(2,437)	(2,279)	0	(458)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	26,700	(201)	(789)	(990)	23	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	69,200	(252)	(1,565)	(1,817)	59	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	31,400	(118)	(697)	(815)	26	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	3,800	(10)	22	12	9	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	66,010	6,583	24,970	31,553	0	(204)

$20,592	$17,944	$38,536	$2,747	$(768)

Total Swap Agreements	$74,861	$18,098	$92,959	$3,164	$(955)

(o)

Securities with an aggregate market value of $213,010 and cash of $16,267 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $54 and liability of $(3) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	$1,923	NZD	3,265	$0	$(97)
01/2025	132	SGD	178	0	(2)
BOA	01/2025	CNH	14,380	$1,975	15	0
01/2025	GBP	3,272	4,160	64	0
01/2025	JPY	174,300	1,149	41	0
01/2025	SEK	9,920	907	10	0
01/2025	$6,406	CAD	8,972	0	(161)
01/2025	526	CNY	3,775	0	(3)
01/2025	45	IDR	716,633	0	(1)
01/2025	1,312	JPY	199,990	0	(39)
01/2025	568	KRW	800,357	0	(26)
01/2025	181	SGD	243	0	(2)
02/2025	1,148	HKD	8,918	1	0
BPS	01/2025	CNH	100,076	$13,793	154	0
01/2025	DKK	22,160	3,125	45	0
01/2025	EUR	17,391	18,401	378	0
01/2025	IDR	45,146,786	2,765	0	(32)
01/2025	INR	304,874	3,556	0	0
01/2025	KRW	6,601,330	4,732	261	0
01/2025	NOK	10,818	970	20	0
01/2025	TWD	304,882	9,602	334	0
01/2025	$685	CAD	985	0	0
01/2025	5,950	CNH	43,431	0	(31)
01/2025	4,894	EUR	4,656	0	(69)
01/2025	3,061	IDR	48,842,628	0	(46)
01/2025	7,274	INR	615,198	0	(100)
01/2025	3,391	KRW	5,032,064	20	0
01/2025	10,729	PLN	43,712	0	(156)
01/2025	153	SGD	205	0	(2)
01/2025	11,627	TRY	422,223	97	0
01/2025	2,070	TWD	67,158	0	(29)
01/2025	ZAR	1,233,689	$69,531	4,242	0
02/2025	CNH	93,384	12,890	155	0
03/2025	ILS	1,684	469	5	0
03/2025	KRW	5,019,078	3,391	0	(16)
03/2025	MXN	97,223	4,741	136	0
03/2025	$2,765	IDR	45,283,651	18	0
03/2025	3,556	INR	306,450	0	(3)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	03/2025		1,183	MXN	24,271	0	(33)
	04/2025	TWD	66,769		$2,070	30	0
	05/2025	CNH	400,161		55,276	481	0
	10/2025	BRL	20,000		3,263	228	0
	05/2029	KWD	2,919		10,035	236	0
	07/2029		610		2,098	51	0
BRC	01/2025	CAD	156,744		111,329	2,235	0
	01/2025	CHF	1,559	EUR	1,685	26	0
	01/2025	DKK	115,690		$16,362	282	0
	01/2025	GBP	110,044		138,616	867	0
	01/2025		$2,799	AUD	4,336	0	(115)
	01/2025		5,377	EUR	5,101	0	(91)
	01/2025		18,700	GBP	14,770	0	(211)
	01/2025		4,693	IDR	73,659,881	0	(140)
	01/2025		6,375	TRY	240,167	330	0
	02/2025		13,997		530,434	273	0
	03/2025	ILS	6,534		$1,835	34	0
	03/2025	MXN	191,085		9,340	290	0
	03/2025	TRY	283		7	0	0
	03/2025		$26,752	TRY	1,024,010	328	0
	07/2025		1,510		68,626	123	0
BSH	01/2025	PEN	20,250		$5,413	26	0
	02/2025		6,390		1,683	0	(15)
	04/2025		33,377		8,785	0	(73)
CBK	01/2025	CNH	2,999		412	3	0
	01/2025	IDR	54,985,146		3,405	0	(1)
	01/2025	INR	2,973,725		34,875	196	0
	01/2025	KRW	14,898,929		10,907	810	0
	01/2025	PEN	56,551		15,101	65	(4)
	01/2025	TWD	561,360		17,644	579	0
	01/2025		$1,171	AUD	1,846	0	(29)
	01/2025		1,757	GBP	1,401	0	(4)
	01/2025		4,891	IDR	77,502,533	1	(93)
	01/2025		37,759	INR	3,194,172	0	(510)
	01/2025		5,175	KRW	7,435,780	0	(136)
	01/2025		755	TRY	27,274	6	0
	03/2025	IDR	740,476		$45	0	0
	03/2025	KRW	3,930,319		2,685	17	0
	03/2025	MXN	312		15	0	0
	03/2025	PEN	21,652		5,697	0	(53)
	03/2025		$3,405	IDR	55,146,867	0	(16)
	03/2025		34,875	INR	2,987,061	0	(249)
	04/2025	PEN	14,569		$3,862	14	(19)
DUB	01/2025	KRW	6,712,132		4,890	345	0
	01/2025		$5,937	KRW	8,348,231	0	(281)
	01/2025		4,263	PLN	17,439	0	(43)
	02/2025	THB	5,637		$168	2	0
	02/2025		$3,261	MXN	65,971	0	(119)
	03/2025	PEN	17,531		$4,614	0	(41)
	05/2025		9,329		2,454	0	(21)
FAR	01/2025	AUD	1,250	EUR	758	12	0
	01/2025		65,380		$42,426	1,959	0
	01/2025	TWD	5,104		157	2	0
GLM	01/2025	CNH	12,464		1,714	15	0
	01/2025	KRW	10,433,628		7,593	521	0
	01/2025	MXN	67,122		3,206	3	0
	01/2025	TWD	80,424		2,504	59	0
	01/2025		$3,674	IDR	57,780,751	0	(103)
	01/2025		4,802	PLN	19,551	0	(73)
	02/2025		11,382	BRL	65,672	0	(815)
	02/2025		1,469	MXN	29,905	0	(44)
	03/2025	MXN	25,513		$1,249	40	0
	03/2025		$9,456	BRL	55,696	0	(542)
	04/2025	BRL	460,800		$82,671	9,180	0
	05/2025		$14,399	CNH	103,370	0	(240)
	10/2025	BRL	6,200		$1,012	71	0
JPM	01/2025	CNH	67,598		9,345	133	0
	01/2025	IDR	4,508,486		276	0	(3)
	01/2025	PEN	24,802		6,622	26	0
	01/2025	PLN	7,190		1,770	30	0
	01/2025	TRY	42,352		1,186	0	(8)
	01/2025	TWD	72,074		2,225	34	0
	01/2025		$53	CNH	388	0	(1)
	01/2025		588	IDR	9,313,197	0	(11)
	01/2025		6,032	INR	510,756	0	(76)
	01/2025		1,100	JPY	164,752	0	(52)
	01/2025		1,992	PLN	8,153	0	(19)
	01/2025		1,211	TRY	43,634	8	0
	02/2025	CNH	90,756		$12,495	118	0
	02/2025		$11,335	TRY	430,465	215	0
	03/2025		276	IDR	4,522,567	2	0
	04/2025	BRL	16,200		$2,882	298	0
	05/2025	CNH	132,490		18,451	304	0
	05/2025		$848	TRY	37,715	94	0
MBC	01/2025	AUD	5,480		$3,497	105	0
	01/2025	CAD	19,029		13,448	203	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	CHF	20,277	23,108	743	0
01/2025	CNH	31,703	4,356	35	0
01/2025	EUR	288,222	303,694	4,996	0
01/2025	INR	128,293	1,498	1	0
01/2025	KRW	20,676,963	14,932	929	0
01/2025	PLN	11,851	2,905	38	0
01/2025	$3,123	CNH	22,794	0	(17)
01/2025	3,080	GBP	2,423	0	(47)
01/2025	4,137	INR	350,031	0	(55)
01/2025	2,030	JPY	303,100	0	(102)
01/2025	2,750	KRW	3,842,225	0	(147)
01/2025	14	NOK	160	0	0
01/2025	3,225	TWD	104,938	0	(35)
02/2025	THB	1,609	$48	0	0
02/2025	$1,001	HKD	7,777	1	0
03/2025	ILS	2,082	$585	12	0
03/2025	$1,497	INR	128,960	0	(3)
04/2025	TWD	104,340	$3,225	38	0
05/2025	CNH	52,968	7,307	55	0
05/2025	$21,808	CNH	156,538	0	(372)
MYI	01/2025	2,742	IDR	43,342,565	0	(57)
01/2025	2,750	TRY	99,216	20	0
02/2025	990	37,471	19	0
NGF	01/2025	3,863	IDR	61,528,163	0	(60)
SCX	01/2025	CHF	32	$36	1	0
01/2025	CNH	33,534	4,641	71	0
01/2025	PEN	44,570	11,961	104	0
01/2025	TWD	42,371	1,323	35	0
01/2025	$1,462	EUR	1,406	0	(5)
01/2025	1,565	IDR	24,791,827	0	(34)
01/2025	12,105	INR	1,023,759	0	(166)
01/2025	683	KRW	1,001,740	0	(4)
01/2025	53	SGD	71	0	(1)
01/2025	1,703	TWD	55,536	0	(14)
03/2025	KRW	999,215	$683	4	0
04/2025	PEN	6,027	1,586	0	(14)
04/2025	TWD	55,263	1,703	14	0
05/2025	CNH	219,484	30,526	472	0
SOG	01/2025	PLN	15,378	3,794	74	0
01/2025	$4,176	PLN	17,068	0	(45)
SSB	04/2025	PEN	16,267	$4,280	0	(38)
TOR	01/2025	$2,099	JPY	315,850	0	(90)
UAG	01/2025	GBP	16,620	$21,157	353	0
01/2025	$959	NOK	10,658	0	(23)
01/2025	5,421	PLN	22,027	0	(90)

Total Forward Foreign Currency Contracts	$35,321	$(6,518)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC USD versus CNH	CNH	7.283	05/15/2025	29,700	$363	$516
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	31,500	349	510

$712	$1,026

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	137,000	$129	$87

Total Purchased Options	$841	$1,113

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.000	05/15/2025	29,700	$(233)	$(110)
Call - OTC USD versus CNH	7.550	05/15/2025	29,700	(130)	(158)
MBC	Put - OTC USD versus CNH	7.078	05/13/2025	31,500	(348)	(170)

$(711)	$(438)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

INTERESTRATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	4,900	$(14)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	4,900	(14)	(27)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	9,100	(24)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	9,100	(24)	(174)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	15,200	(114)	(21)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	5,800	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	5,800	(16)	(88)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	8,900	(26)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	9,100	(24)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	8,900	(26)	(130)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	9,100	(24)	(130)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	8,600	(24)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	8,600	(24)	(49)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	9,200	(25)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	9,200	(25)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	9,300	(28)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	18,100	(56)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	9,300	(28)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	18,100	(56)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	9,000	(29)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	9,000	(29)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	8,400	(28)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	8,400	(28)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	9,100	(29)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	9,100	(29)	(24)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	9,400	(30)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	9,400	(30)	(108)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	5,000	(13)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	5,000	(13)	(91)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	5,000	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	5,000	(14)	(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	6,600	(16)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	6,600	(16)	(85)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	13,500	(37)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	13,500	(37)	(221)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	13,200	(36)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	13,200	(36)	(110)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	4,300	(12)	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	4,300	(12)	(62)

$(1,076)	$(1,671)

Total Written Options	$(1,787)	$(2,109)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.220%	$6,000	$130	$(83)	$47	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.019	800	(32)	32	0	0
Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.217	12,700	53	(2)	51	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	4,200	(4)	21	17	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	5,800	811	(241)	570	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	2,600	(11)	22	11	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	4,200	(5)	22	17	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	3,800	(30)	51	21	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	5,600	(1)	23	22	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.298	12,100	(749)	670	0	(79)
Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.167	6,000	0	25	25	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	600	(8)	11	3	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	9,700	27	30	57	0
Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.081	6,600	(320)	351	31	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.014	10,000	0	151	151	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	1,000	3	1	4	0

$(136)	$1,084	$1,027	$(79)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,200	$(36)	$37	$1	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	129	5	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	83	3	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	10	2	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	54	2	0

$(300)	$313	$13	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$866	$866	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Liquid Investment Grade Index	542,784	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$57,991	$0	$(53)	$0	$(53)

Total Swap Agreements	$(436)	$2,210	$1,906	$(132)

(q)

Securities with an aggregate market value of $459 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$101,890	$44,230	$146,120
Corporate Bonds & Notes
Banking & Finance	0	4,043,176	6,696	4,049,872
Industrials	0	3,312,041	10,906	3,322,947
Utilities	0	1,056,174	0	1,056,174
Municipal Bonds & Notes
Arizona	0	8,160	0	8,160
Florida	0	5,056	0	5,056
Texas	0	17,995	0	17,995
U.S. Government Agencies	0	2,248,939	2,052	2,250,991
U.S. Treasury Obligations	0	1,546,756	0	1,546,756
Non-Agency Mortgage-Backed Securities	0	274,087	37,000	311,087
Asset-Backed Securities
CMBS Other	0	80,896	0	80,896
Home Equity Other	0	176,480	0	176,480
Home Equity Sequential	0	105	0	105
Whole Loan Collateral	0	2,016	0	2,016
Other ABS	0	376,156	2,915	379,071
Sovereign Issues	0	538,124	0	538,124
Common Stocks
Communication Services	181	0	0	181
Financials	0	0	40	40
Industrials	0	0	4,871	4,871
Materials	405	0	0	405
Convertible Preferred Securities
Banking & Finance	9,256	0	0	9,256
Preferred Securities
Banking & Finance	40,055	490,165	0	530,220
Industrials	0	9,395	0	9,395
Utilities	0	26,630	0	26,630
Real Estate Investment Trusts
Real Estate	9,376	0	0	9,376
Short-Term Instruments
U.S. Treasury Bills	0	4,218	0	4,218

	$59,273	$14,318,459	$108,710	$14,486,442
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$200,048	$0	$0	$200,048

Total Investments	$259,321	$14,318,459	$108,710	$14,686,490

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,489)	$0	$(38,489)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	301	3,164	0	3,465
Over the counter	0	38,189	151	38,340

	$301	$41,353	$151	$41,805
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(245)	(4,317)	0	(4,562)
Over the counter	0	(8,759)	0	(8,759)

	$(245)	$(13,076)	$0	$(13,321)

Total Financial Derivative Instruments	$56	$28,277	$151	$28,484

Totals	$259,377	$14,308,247	$108,861	$14,676,485

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Citadel Securities LP 6.329% due 10/31/2031 ~		$1,881	$1,889
Databricks, Inc.
TBD% due 12/20/2030 «µ		430	427
TBD% due 12/20/2030 «		1,941	1,931
Jane Street Group LLC 6.395% due 12/15/2031 ~		995	993
Telecom Serbia 4.004% (TSFR3M + 6.000%) due 06/11/2029 «~	EUR	5,000	5,232
UKG, Inc. 7.325% due 02/10/2031 ~		$597	602
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		1,692	1,698

Total Loan Participations and Assignments (Cost $12,870)			12,772

CORPORATE BONDS & NOTES 47.0%
BANKING & FINANCE 19.1%
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,700	1,721
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	1,947
AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	872
3.850% due 10/29/2041		367	287
3.875% due 01/23/2028		2,000	1,939
Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,979
4.250% due 06/15/2026		800	792
Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		753	513
5.150% due 04/15/2053		605	540
Ally Financial, Inc. 6.184% due 07/26/2035 •		1,324	1,310
American Assets Trust LP 3.375% due 02/01/2031		6,500	5,658
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,146
American Homes 4 Rent LP 3.625% due 04/15/2032		1,800	1,610
American Tower Corp.
1.875% due 10/15/2030		1,740	1,459
2.100% due 06/15/2030		1,550	1,329
2.900% due 01/15/2030		300	270
2.950% due 01/15/2051		2,800	1,733
5.550% due 07/15/2033		3,500	3,532
Americold Realty Operating Partnership LP 5.409% due 09/12/2034		2,500	2,398
Antares Holdings LP 6.350% due 10/23/2029		2,550	2,531
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,496
Ares Capital Corp. 2.150% due 07/15/2026		1,500	1,435
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,172
Arthur J Gallagher & Co. 5.550% due 02/15/2055		2,100	2,018
Asian Development Bank 5.820% due 06/16/2028		500	521
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		1,675	1,739
Athene Global Funding
5.516% due 03/25/2027		2,200	2,227
5.583% due 01/09/2029		4,500	4,553
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,193
6.375% due 07/15/2030		3,500	3,668
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	498
4.250% due 04/15/2026		2,600	2,570

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	2,400	2,400
Banco BTG Pactual SA
4.500% due 01/10/2025	3,800	3,790
5.750% due 01/22/2030	1,400	1,354
Banco Santander SA 4.175% due 03/24/2028 •	400	392
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)	1,000	1,023
Bank of America Corp.
5.202% due 04/25/2029 •	4,300	4,321
5.819% due 09/15/2029 •	4,300	4,407
Bank of Nova Scotia 4.740% due 11/10/2032 •	2,600	2,517
Barclays PLC
2.894% due 11/24/2032 •	2,300	1,943
6.224% due 05/09/2034 •	2,900	2,980
6.692% due 09/13/2034 •	800	849
BGC Group, Inc. 8.000% due 05/25/2028	1,850	1,965
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	2,300	1,853
2.850% due 08/05/2051	2,800	1,686
Blackstone Secured Lending Fund 2.850% due 09/30/2028	230	209
Blue Owl Capital Corp. 2.875% due 06/11/2028 (j)	3,800	3,458
Blue Owl Finance LLC
3.125% due 06/10/2031	7,200	6,318
4.125% due 10/07/2051	4,810	3,525
4.375% due 02/15/2032	200	186
BNP Paribas SA 5.283% due 11/19/2030 •	1,000	990
BPCE SA 7.003% due 10/19/2034 •	13,450	14,340
Brookfield Finance LLC 3.450% due 04/15/2050	50	34
Brookfield Finance U.K. PLC 2.340% due 01/30/2032	5,190	4,291
Brookfield Finance, Inc.
3.500% due 03/30/2051	6,100	4,210
3.625% due 02/15/2052	800	557
4.700% due 09/20/2047	5,600	4,841
Brown & Brown, Inc. 5.650% due 06/11/2034	1,650	1,653
CaixaBank SA
5.673% due 03/15/2030 •	1,100	1,111
6.037% due 06/15/2035 •	900	909
6.840% due 09/13/2034 •	3,900	4,150
Cape Lookout Re Ltd. 12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~	2,700	2,810
Carlyle Finance LLC 5.650% due 09/15/2048	6,000	5,724
CBRE Services, Inc. 5.950% due 08/15/2034	2,600	2,682
Charles River Re Ltd. 11.064% due 05/10/2031 •	250	257
CI Financial Corp. 7.500% due 05/30/2029	150	157
Citizens Financial Group, Inc. 5.718% due 07/23/2032 •	3,000	3,012
CNA Financial Corp. 5.500% due 06/15/2033	1,100	1,111
Community Preservation Corp. 2.867% due 02/01/2030	1,980	1,754
CoStar Group, Inc. 2.800% due 07/15/2030	1,500	1,312
CTR Partnership LP 3.875% due 06/30/2028	100	95
Danske Bank AS 4.375% due 06/12/2028	7,400	7,227
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,000	4,215
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~	2,100	2,109
EPR Properties
3.750% due 08/15/2029	900	835
4.500% due 06/01/2027	600	590
4.950% due 04/15/2028	600	590
Equinix, Inc. 3.400% due 02/15/2052	1,900	1,294
Equitable Holdings, Inc.
5.000% due 04/20/2048	3,393	3,028
5.594% due 01/11/2033	1,500	1,515
Extra Space Storage LP 2.350% due 03/15/2032	400	328

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Fairfax Financial Holdings Ltd. 6.100% due 03/15/2055	2,500	2,470
Farmers Insurance Exchange 4.747% due 11/01/2057 •	3,300	2,681
Fish Pond Re Ltd. 8.284% (T-BILL 1MO + 4.000%) due 01/08/2027 ~	2,700	2,771
FMR LLC 5.150% due 02/01/2043	11,300	10,636
Ford Motor Credit Co. LLC
6.054% due 11/05/2031	1,000	992
6.800% due 05/12/2028	5,900	6,099
6.950% due 06/10/2026	1,700	1,740
Freedom Mortgage Corp. 12.000% due 10/01/2028	2,300	2,504
FS KKR Capital Corp.
3.125% due 10/12/2028	1,800	1,631
3.250% due 07/15/2027	2,200	2,087
GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,251
2.250% due 01/06/2027	1,600	1,515
2.900% due 01/06/2032	1,600	1,343
Global Atlantic Fin Co. 3.125% due 06/15/2031	1,500	1,288
GLP Capital LP 6.250% due 09/15/2054	721	720
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,115
5.330% due 07/23/2035 •	2,700	2,651
Golub Capital BDC, Inc. 7.050% due 12/05/2028	2,800	2,906
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	6,533
Highwoods Realty LP 2.600% due 02/01/2031	1,595	1,332
HSBC Holdings PLC 7.390% due 11/03/2028 •	2,496	2,646
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	2,200	1,970
ING Groep NV 6.114% due 09/11/2034 •	8,619	8,928
Intercontinental Exchange, Inc. 3.000% due 09/15/2060	4,000	2,329
Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,057
7.778% due 06/20/2054 •	2,000	2,138
8.248% due 11/21/2033 •	4,800	5,387
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	3,100	3,143
Israel Discount Bank Ltd. 5.375% due 01/26/2028	2,900	2,893
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,794
4.500% due 04/08/2052	300	226
Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,362
5.550% due 07/02/2027	1,300	1,317
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	2,150	2,279
KBC Group NV 5.796% due 01/19/2029 •	1,300	1,322
Kilroy Realty LP
2.650% due 11/15/2033	200	153
6.250% due 01/15/2036	750	745
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	506
KKR Group Finance Co. LLC 3.250% due 12/15/2051	2,500	1,641
Lazard Group LLC 4.375% due 03/11/2029	1,800	1,755
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 (c)	1,200	1
Lloyds Banking Group PLC
4.550% due 08/16/2028	200	196
5.590% due 11/26/2035 •	600	595
5.679% due 01/05/2035 •	2,675	2,665
5.985% due 08/07/2027 •	2,700	2,741
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~	900	1,006
Marex Group PLC 6.404% due 11/04/2029	1,000	1,011
Marsh & McLennan Cos., Inc. 4.750% due 03/15/2039	712	660
Morgan Stanley
0.000% due 04/02/2032 þ(i)	3,700	2,409
4.654% due 10/18/2030 •	3,000	2,937
5.042% due 07/19/2030 •	2,300	2,293

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	789
Nasdaq, Inc. 3.950% due 03/07/2052		120	89
National Health Investors, Inc. 3.000% due 02/01/2031		460	395
National Securities Clearing Corp. 4.900% due 06/26/2029		4,000	4,006
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		5,700	5,454
Nationwide Building Society 6.557% due 10/18/2027 •		7,000	7,185
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	2,939
NatWest Group PLC
4.892% due 05/18/2029 •		7,300	7,231
4.964% due 08/15/2030 •		1,000	985
Newmark Group, Inc. 7.500% due 01/12/2029		2,500	2,615
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		7,766	7,306
2.000% due 03/09/2026		450	432
2.450% due 09/15/2028		170	151
Nomura Holdings, Inc. 5.783% due 07/03/2034		1,700	1,720
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,900
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		$7,260	7,246
Polestar Re Ltd. 17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,700	1,771
Popular, Inc. 7.250% due 03/13/2028		2,400	2,474
Protective Life Corp. 4.300% due 09/30/2028		3,800	3,691
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		$2,100	2,160
RGA Global Funding 6.000% due 11/21/2028		3,500	3,612
Santander Holdings USA, Inc. 7.660% due 11/09/2031 •		1,700	1,860
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	171
6.534% due 01/10/2029 •		900	928
6.833% due 11/21/2026 •		6,000	6,088
SBA Tower Trust 4.831% due 10/15/2029		4,300	4,205
Sixth Street Lending Partners 5.750% due 01/15/2030		1,000	986
Starwood Property Trust, Inc. 6.500% due 07/01/2030		1,000	1,002
Synchrony Financial 2.875% due 10/28/2031		430	357
Torrey Pines Re Ltd.
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	261
Trust Fibra Uno 4.869% due 01/15/2030		600	544
UBS AG
5.650% due 09/11/2028		2,900	2,968
7.500% due 02/15/2028		3,200	3,427
UBS Group AG
1.305% due 02/02/2027 •		3,700	3,557
1.494% due 08/10/2027 •		6,600	6,247
3.091% due 05/14/2032 •		7,500	6,527
4.703% due 08/05/2027 •		2,200	2,191
4.751% due 05/12/2028 •		800	795
4.988% due 08/05/2033 •		1,700	1,648
5.428% due 02/08/2030 •		1,700	1,711
6.327% due 12/22/2027 •		1,200	1,232
UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,471
3.127% due 06/03/2032 •		5,700	4,958
Ursa Re Ltd. 9.784% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		2,500	2,614
VICI Properties LP
3.875% due 02/15/2029		2,900	2,735
6.125% due 04/01/2054		710	706
Wells Fargo & Co. 3.068% due 04/30/2041 •		400	291
Welltower OP LLC 5.125% due 03/15/2043		10,600	9,790

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260
Winston RE Ltd. 16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$2,800	2,892
WP Carey, Inc. 2.450% due 02/01/2032		1,000	826

			446,114

INDUSTRIALS 16.1%
AbbVie, Inc. 5.500% due 03/15/2064		692	661
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		1,015	789
AEP Transmission Co. LLC 3.650% due 04/01/2050		50	36
Air Canada Pass-Through Trust
3.300% due 07/15/2031		554	514
3.750% due 06/15/2029		236	227
5.250% due 10/01/2030		679	678
Aker BP ASA 3.100% due 07/15/2031		1,600	1,383
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,579	1,568
American Airlines Pass-Through Trust
2.875% due 01/11/2036		89	78
3.000% due 04/15/2030		3,115	2,911
3.250% due 04/15/2030		2,117	1,951
3.650% due 08/15/2030		128	122
3.700% due 04/01/2028		1,207	1,174
Amgen, Inc.
4.400% due 02/22/2062		1,994	1,549
4.663% due 06/15/2051		3,779	3,169
AS Mileage Plan IP Ltd. 5.308% due 10/20/2031		1,600	1,563
Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,154
5.950% due 10/15/2033		2,400	2,429
Axalta Coating Systems LLC 3.375% due 02/15/2029		500	454
Bacardi Ltd. 5.900% due 06/15/2043		5,600	5,436
Baptist Health South Florida Foundation, Inc. 3.115% due 11/15/2071		3,300	1,878
Bayer U.S. Finance LLC 4.700% due 07/15/2064		1,546	1,109
Berry Global, Inc.
1.570% due 01/15/2026 (j)		715	690
5.500% due 04/15/2028		2,200	2,222
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		1,490	913
Boeing Co.
2.196% due 02/04/2026		1,000	970
3.250% due 02/01/2035		903	720
6.298% due 05/01/2029		1,000	1,037
6.528% due 05/01/2034		2,400	2,516
6.858% due 05/01/2054		1,200	1,277
7.008% due 05/01/2064		674	716
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		280	187
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,080	1,025
Boston Scientific Corp. 7.375% due 01/15/2040		12,750	14,959
Bristol-Myers Squibb Co. 5.550% due 02/22/2054		6,985	6,781
British Airways Pass-Through Trust
3.300% due 06/15/2034		156	143
3.350% due 12/15/2030		50	48
4.250% due 05/15/2034		278	264
Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,075
3.187% due 11/15/2036		2,199	1,772
3.419% due 04/15/2033		2,800	2,452
3.469% due 04/15/2034		6,550	5,680
3.500% due 02/15/2041		300	234
4.150% due 04/15/2032		2,000	1,876
Cablevision Lightpath LLC 3.875% due 09/15/2027		2,000	1,903
Cameron LNG LLC 3.701% due 01/15/2039		1,400	1,132
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		400	389
Canadian Pacific Railway Co.
3.100% due 12/02/2051		270	176
4.200% due 11/15/2069		1,900	1,394

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CDW LLC
2.670% due 12/01/2026		3,200	3,071
3.276% due 12/01/2028		500	466
3.569% due 12/01/2031		2,900	2,583
CGI, Inc. 2.300% due 09/14/2031		1,600	1,327
Charter Communications Operating LLC
2.300% due 02/01/2032		860	681
3.500% due 06/01/2041		4,000	2,743
3.900% due 06/01/2052		1,770	1,140
4.200% due 03/15/2028		2,200	2,128
5.375% due 04/01/2038		600	534
5.375% due 05/01/2047		2,200	1,809
Children's Hospital 2.928% due 07/15/2050		3,900	2,460
City of Hope 4.378% due 08/15/2048		1,010	813
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037		1,300	1,353
Constellation Brands, Inc. 4.100% due 02/15/2048		7,000	5,436
Continental Wind LLC 6.000% due 02/28/2033		1,087	1,097
CSN Resources SA 4.625% due 06/10/2031		4,800	3,731
DAE Funding LLC
2.625% due 03/20/2025		2,400	2,382
3.375% due 03/20/2028		2,700	2,529
Devon Energy Corp. 5.750% due 09/15/2054		3,200	2,906
Diamondback Energy, Inc. 5.900% due 04/18/2064		723	679
Elevance Health, Inc.
5.650% due 06/15/2054		709	680
5.850% due 11/01/2064		4,500	4,345
Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,173
5.950% due 04/05/2054		488	483
Energy Transfer LP
5.300% due 04/15/2047		7,400	6,554
6.050% due 06/01/2041		3,200	3,193
6.250% due 04/15/2049		100	100
6.625% due 10/15/2036		5,200	5,531
7.500% due 07/01/2038		4,135	4,696
Entergy Louisiana LLC
1.600% due 12/15/2030		600	497
2.900% due 03/15/2051		2,100	1,293
Enterprise Products Operating LLC
4.450% due 02/15/2043		1,000	853
6.450% due 09/01/2040		200	216
Equifax, Inc. 4.800% due 09/15/2029		1,900	1,877
Expand Energy Corp. 5.700% due 01/15/2035		800	786
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		900	861
FirstEnergy Pennsylvania Electric Co. 3.600% due 06/01/2029		3,300	3,108
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,275
4.317% due 12/30/2039		1,750	1,349
Global Payments, Inc. 2.900% due 11/15/2031		4,200	3,594
Graphic Packaging International LLC 3.750% due 02/01/2030		1,000	904
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		1,600	1,607
6.510% due 02/23/2042		600	609
HCA, Inc.
3.625% due 03/15/2032		4,000	3,527
4.625% due 03/15/2052		1,000	781
5.125% due 06/15/2039		2,900	2,645
5.250% due 06/15/2049		600	520
5.500% due 06/15/2047		450	409
6.000% due 04/01/2054		698	666
Hyundai Capital America 5.400% due 06/24/2031		2,800	2,801
IGT Lottery Holdings BV 4.250% due 03/15/2030	EUR	2,800	2,955
Imperial Brands Finance PLC 3.500% due 07/26/2026		$2,200	2,154
JDE Peet's NV 2.250% due 09/24/2031		300	244
JetBlue Pass-Through Trust 4.000% due 05/15/2034		148	139

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Kinder Morgan Energy Partners LP 6.500% due 09/01/2039		400	418
Kraft Heinz Foods Co. 6.500% due 02/09/2040		310	328
Las Vegas Sands Corp.
2.900% due 06/25/2025		1,900	1,881
3.500% due 08/18/2026		800	780
3.900% due 08/08/2029		1,600	1,488
6.200% due 08/15/2034		719	723
Marvell Technology, Inc.
2.450% due 04/15/2028		200	185
2.950% due 04/15/2031		30	26
Meta Platforms, Inc. 5.400% due 08/15/2054		3,500	3,392
MGM China Holdings Ltd. 5.875% due 05/15/2026		1,100	1,098
Microchip Technology, Inc. 5.050% due 02/15/2030		1,100	1,093
Micron Technology, Inc. 3.366% due 11/01/2041		300	220
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	7,600	5,428
Moody's Corp. 5.250% due 07/15/2044		$8,000	7,612
MPLX LP
4.500% due 04/15/2038		805	702
4.700% due 04/15/2048		1,500	1,231
4.900% due 04/15/2058		75	61
4.950% due 03/14/2052		1,400	1,178
5.000% due 03/01/2033		988	949
5.500% due 02/15/2049		1,060	975
National Fuel Gas Co. 2.950% due 03/01/2031		2,700	2,330
Newmont Corp. 4.200% due 05/13/2050		20	16
Norfolk Southern Corp. 3.155% due 05/15/2055		3,433	2,171
Northern Natural Gas Co. 4.300% due 01/15/2049		6,100	4,840
Northern Star Resources Ltd. 6.125% due 04/11/2033		3,600	3,687
Northwell Healthcare, Inc. 4.260% due 11/01/2047		1,800	1,445
Occidental Petroleum Corp.
6.050% due 10/01/2054		728	691
6.200% due 03/15/2040		1,000	990
6.450% due 09/15/2036		670	686
Oracle Corp.
3.600% due 04/01/2040		100	78
3.600% due 04/01/2050		1,120	785
3.650% due 03/25/2041		1,900	1,483
3.800% due 11/15/2037		2,800	2,339
3.850% due 04/01/2060		8,005	5,498
4.100% due 03/25/2061		3,800	2,731
4.500% due 07/08/2044		900	760
5.375% due 09/27/2054		700	646
5.500% due 09/27/2064		1,300	1,191
Ovintiv, Inc. 7.100% due 07/15/2053		2,148	2,288
PeaceHealth Obligated Group 3.218% due 11/15/2050		1,260	807
Petroleos Mexicanos 10.000% due 02/07/2033		4,271	4,438
Philip Morris International, Inc. 3.875% due 08/21/2042		880	697
Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	346
2.864% due 01/01/2052		500	310
Prosus NV
3.257% due 01/19/2027		600	574
4.193% due 01/19/2032		3,000	2,678
4.987% due 01/19/2052		1,100	858
Renesas Electronics Corp. 2.170% due 11/25/2026		4,900	4,643
Sands China Ltd.
2.300% due 03/08/2027		2,100	1,958
3.250% due 08/08/2031		1,300	1,114
3.800% due 01/08/2026		600	589
Saudi Arabian Oil Co. 5.875% due 07/17/2064		2,800	2,616
Sealed Air Corp. 1.573% due 10/15/2026		1,921	1,809
Skyworks Solutions, Inc. 3.000% due 06/01/2031		600	514
Spirit AeroSystems, Inc. 3.850% due 06/15/2026		1,300	1,270

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	324	285
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,271
3.300% due 02/15/2051	1,900	1,254
3.400% due 10/15/2052	3,500	2,337
3.600% due 11/15/2060	5,401	3,568
Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,166
6.250% due 07/01/2052	702	701
6.500% due 02/15/2053	3,400	3,547
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,991
2.375% due 08/09/2028	3,400	3,086
2.650% due 08/09/2031	2,340	1,970
Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	869
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,283
7.625% due 04/01/2037	4,720	5,396
8.375% due 06/15/2032	3,600	4,089
Time Warner Cable LLC
5.875% due 11/15/2040	500	448
6.750% due 06/15/2039	1,300	1,277
7.300% due 07/01/2038	1,225	1,247
Topaz Solar Farms LLC 4.875% due 09/30/2039	3,449	3,225
TotalEnergies Capital SA 5.275% due 09/10/2054	1,400	1,296
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	1,168	972
Tyson Foods, Inc.
5.400% due 03/15/2029	1,700	1,719
5.700% due 03/15/2034	1,513	1,534
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,999	1,980
4.625% due 12/03/2026	2,107	2,101
Uber Technologies, Inc. 4.800% due 09/15/2034	1,400	1,341
United Airlines Pass-Through Trust
2.700% due 11/01/2033	469	416
2.875% due 04/07/2030	452	422
3.100% due 04/07/2030	387	353
3.450% due 01/07/2030	252	237
4.300% due 02/15/2027	7,299	7,261
4.550% due 02/25/2033	1,773	1,654
5.875% due 04/15/2029	2,377	2,429
UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,145
5.200% due 04/15/2063	5,000	4,501
5.750% due 07/15/2064	287	279
Vale Overseas Ltd. 6.400% due 06/28/2054	3,900	3,838
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,629
VMware, Inc.
1.800% due 08/15/2028	600	539
2.200% due 08/15/2031	350	291
Williams Cos., Inc.
4.800% due 11/15/2029	3,000	2,961
5.150% due 03/15/2034	2,400	2,335
Woodside Finance Ltd. 5.100% due 09/12/2034	3,250	3,094
Wynn Macau Ltd. 5.625% due 08/26/2028	3,300	3,181
Zimmer Biomet Holdings, Inc. 5.200% due 09/15/2034	2,900	2,844

		376,683

UTILITIES 11.8%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	836
5.400% due 06/01/2033	3,300	3,272
6.650% due 02/15/2033	1,800	1,913
AES Corp. 5.450% due 06/01/2028	900	905
Alabama Power Co.
4.300% due 01/02/2046	700	582
4.300% due 07/15/2048	2,000	1,644
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	955
3.600% due 03/01/2032	1,700	1,513
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	184

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

American Water Capital Corp. 3.750% due 09/01/2047		684	509
Arizona Public Service Co. 2.650% due 09/15/2050		20	12
AT&T, Inc.
3.500% due 09/15/2053		1,883	1,269
3.550% due 09/15/2055		493	332
3.650% due 09/15/2059		6,731	4,463
Atmos Energy Corp. 2.850% due 02/15/2052		4,900	3,004
Baltimore Gas & Electric Co. 5.400% due 06/01/2053		4,500	4,289
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		200	158
4.600% due 05/01/2053		400	333
6.125% due 04/01/2036		500	526
BG Energy Capital PLC 5.125% due 10/15/2041		4,300	4,027
Black Hills Corp.
6.000% due 01/15/2035		704	726
6.150% due 05/15/2034		4,200	4,368
Boston Gas Co. 6.119% due 07/20/2053		4,560	4,499
Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		5,200	5,060
6.010% due 01/20/2033		193	195
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		3,500	3,379
Columbia Pipelines Operating Co. LLC 6.544% due 11/15/2053		2,343	2,458
Commonwealth Edison Co. 3.850% due 03/15/2052		100	75
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		700	415
4.300% due 12/01/2056		100	78
4.500% due 05/15/2058		1,654	1,332
Constellation Energy Generation LLC 5.800% due 03/01/2033		4,900	5,010
DTE Energy Co. 5.100% due 03/01/2029		2,500	2,507
Duke Energy Carolinas LLC
3.750% due 06/01/2045		270	207
4.000% due 09/30/2042		400	326
Duke Energy Corp. 5.800% due 06/15/2054		900	878
Duke Energy Florida LLC
3.000% due 12/15/2051		1,496	937
3.850% due 11/15/2042		4,600	3,634
6.350% due 09/15/2037		200	213
Duke Energy Ohio, Inc. 5.400% due 06/15/2033		110	110
Duke Energy Progress LLC
2.500% due 08/15/2050		3,990	2,314
5.250% due 03/15/2033		4,100	4,111
East Ohio Gas Co. 3.000% due 06/15/2050		1,600	981
Edison International 5.750% due 06/15/2027		330	336
Electricite de France SA
6.900% due 05/23/2053		2,200	2,362
9.125% due 03/15/2033 •(g)		2,100	2,374
Enel Finance International NV 7.500% due 10/14/2032		4,838	5,394
Entergy Arkansas LLC
2.650% due 06/15/2051		60	35
3.350% due 06/15/2052		270	181
Entergy Corp. 2.400% due 06/15/2031		2,390	2,018
Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,642
5.800% due 09/01/2053		600	602
EPH Financing International AS 6.651% due 11/13/2028	EUR	5,800	6,489
Eversource Energy 5.125% due 05/15/2033		$1,500	1,458
Florida Power & Light Co. 3.700% due 12/01/2047		1,100	829
Gazprom PJSC Via Gaz Finance PLC 3.500% due 07/14/2031		8,000	4,280
Georgia Power Co.
3.250% due 03/15/2051		5,300	3,579
3.700% due 01/30/2050		1,000	735
4.300% due 03/15/2042		3,752	3,194
5.125% due 05/15/2052		2,400	2,229
Greenko Power Ltd. 4.300% due 12/13/2028		342	323

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,176
6.050% due 03/15/2037	800	827
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,800	2,641
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,400	2,094
Kentucky Utilities Co.
3.300% due 06/01/2050	70	47
5.450% due 04/15/2033	2,000	2,025
KeySpan Gas East Corp. 3.586% due 01/18/2052	1,384	924
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,006
Louisville Gas & Electric Co. 5.450% due 04/15/2033	2,000	2,025
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,341
Narragansett Electric Co. 5.350% due 05/01/2034	1,400	1,399
National Grid USA 5.803% due 04/01/2035	120	120
New England Power Co. 3.800% due 12/05/2047	2,300	1,713
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	399
2.150% due 10/01/2031	2,000	1,634
5.850% due 08/15/2033	700	717
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,821
5.783% due 09/16/2052	2,400	2,359
NiSource, Inc. 5.250% due 03/30/2028	3,720	3,753
Northern States Power Co. 3.600% due 09/15/2047	6,300	4,683
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	938
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,136
5.050% due 10/01/2048	6,201	5,472
Ohio Power Co.
2.900% due 10/01/2051	2,800	1,694
5.850% due 10/01/2035	100	102
ONEOK, Inc.
5.050% due 11/01/2034	7,200	6,891
5.850% due 11/01/2064	2,900	2,716
6.625% due 09/01/2053	650	684
7.150% due 01/15/2051	100	109
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,797
3.000% due 06/15/2028	3,200	3,000
3.150% due 01/01/2026	1,200	1,180
3.250% due 06/01/2031	1,700	1,510
3.500% due 08/01/2050	7,250	4,973
3.750% due 08/15/2042	2,790	2,103
3.950% due 12/01/2047	1,000	748
4.200% due 03/01/2029	2,000	1,934
4.250% due 03/15/2046	300	238
4.300% due 03/15/2045	500	401
4.400% due 03/01/2032	2,000	1,884
4.500% due 07/01/2040	6,100	5,273
4.550% due 07/01/2030	750	726
4.600% due 06/15/2043	900	760
4.750% due 02/15/2044	100	86
4.950% due 07/01/2050	370	322
5.250% due 03/01/2052	300	270
6.150% due 01/15/2033	1,200	1,248
PacifiCorp
4.125% due 01/15/2049	8,300	6,451
4.150% due 02/15/2050	300	232
5.750% due 04/01/2037	60	60
6.000% due 01/15/2039	2,040	2,084
6.100% due 08/01/2036	60	62
6.250% due 10/15/2037	3,300	3,472
PECO Energy Co. 2.850% due 09/15/2051	886	550
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	3,963
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,516
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,339
4.150% due 05/15/2048	9,400	7,500
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,939

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Southern California Edison Co.
2.250% due 06/01/2030	800	696
2.500% due 06/01/2031	4,700	4,031
2.750% due 02/01/2032	2,400	2,051
2.950% due 02/01/2051	3,000	1,888
3.450% due 02/01/2052	2,300	1,557
3.650% due 03/01/2028	200	193
3.650% due 02/01/2050	1,100	787
3.650% due 06/01/2051	2,020	1,437
3.900% due 12/01/2041	500	392
3.900% due 03/15/2043	3,600	2,842
4.650% due 10/01/2043	1,850	1,610
6.000% due 01/15/2034	3,600	3,780
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,218
4.125% due 06/01/2048	4,417	3,492
Southwestern Electric Power Co.
3.250% due 11/01/2051	800	507
6.200% due 03/15/2040	2,200	2,275
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,168
Virginia Electric & Power Co. 3.800% due 09/15/2047	500	375
Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,571
5.625% due 02/10/2053	2,200	2,097
5.750% due 06/28/2054	1,000	965
5.750% due 02/10/2063	800	755
5.875% due 06/28/2064	1,729	1,675
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	2,943

		275,971

Total Corporate Bonds & Notes (Cost $1,214,329)		1,098,768

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.5%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,853
0.000% due 08/15/2032 (d)	100	67
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	253
3.000% due 06/01/2046	1,745	1,621
3.037% due 06/01/2032	4,200	3,602
4.214% due 06/01/2050	2,600	1,928
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	972

		11,296

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,514	8,027

ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	85	88
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.007% due 01/01/2033	5,030	4,333
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,432
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	934

		6,787

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (d)	700	426

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	863

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	4,095	3,765

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	944

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,781

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	1,897
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	2,600	2,563

		4,460

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	538
0.000% due 04/01/2037 (d)	800	404

		942

Total Municipal Bonds & Notes (Cost $47,139)		40,291

U.S. GOVERNMENT AGENCIES 14.8%
Fannie Mae
2.242% due 01/25/2031 ~(a)	15,977	1,017
3.000% due 12/25/2046	1,470	973
4.750% due 07/25/2037 •	4	4
4.818% due 03/25/2036 •	1	1
5.000% due 08/25/2033	17	17
5.083% due 09/25/2032 •	3	3
5.333% due 08/25/2040 •	195	194
5.500% due 04/25/2033 - 08/25/2035	28	28
5.661% due 12/01/2034 •	98	98
5.810% due 06/01/2031	2,000	2,046
5.900% due 07/25/2042	4	4
6.000% due 07/25/2031 - 03/25/2036	1,047	1,073
6.127% due 06/01/2043 •	27	27
6.374% due 12/01/2033 •	9	9
6.405% due 11/01/2035 •	2	2
6.706% due 05/25/2035 ~	97	99
6.864% due 10/01/2035 •	80	80
6.872% due 04/01/2035 •	207	207
6.889% due 06/01/2035 •	257	256
7.019% due 11/01/2034 •	145	151
7.126% due 06/01/2035 •	185	186
7.207% due 09/01/2035 •	4	4
7.522% due 08/01/2035 •	12	12
Federal Farm Credit Bank 5.125% due 07/09/2029	500	513
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,689
5.000% due 03/01/2038 - 12/01/2038	213	214
5.112% due 01/15/2033 •	1	1
6.000% due 06/15/2035 - 10/01/2037	559	576
6.025% due 10/25/2044 - 02/25/2045 •	44	42
6.475% due 04/01/2035 •	7	7
6.500% due 10/25/2043	33	33
7.125% due 10/01/2035 •	4	5
Ginnie Mae
3.250% due 02/20/2049	2,659	2,230
4.875% due 05/20/2030 •	16	16
Ginnie Mae, TBA
4.000% due 01/01/2055 - 02/01/2055	51,600	47,539
4.500% due 02/01/2055	20,300	19,188
Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	833
0.000% due 04/15/2030 (d)	38,467	30,138
U.S. Small Business Administration
5.290% due 12/01/2027	43	43
5.510% due 11/01/2027	10	11
Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2055	110,100	108,572
6.000% due 02/01/2055	111,500	111,927
6.500% due 02/01/2055	7,800	7,955

Total U.S. Government Agencies (Cost $348,167)		345,023

U.S. TREASURY OBLIGATIONS 51.7%
U.S. Treasury Bonds
1.125% due 05/15/2040 (j)	73,175	44,057
1.125% due 08/15/2040 (j)	95,010	56,707
1.375% due 11/15/2040 (j)	55,540	34,400
1.750% due 08/15/2041 (j)	99,000	64,146
1.875% due 02/15/2041 (j)	397,700	266,587
1.875% due 02/15/2051	52,395	29,148

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

2.000% due 11/15/2041 (l)	10,500	7,056
2.000% due 02/15/2050	22,030	12,798
2.250% due 08/15/2049	17,276	10,701
2.375% due 11/15/2049 (l)	875	556
2.500% due 02/15/2045	15,520	10,773
2.750% due 11/15/2042 (l)	1,000	748
2.875% due 05/15/2049	405	287
3.000% due 11/15/2044	14,350	10,895
3.000% due 05/15/2045	12,360	9,343
3.000% due 08/15/2048 (l)	25,990	18,991
3.000% due 02/15/2049	89,030	64,801
3.125% due 02/15/2043	1,910	1,509
3.125% due 08/15/2044 (l)	14,310	11,118
3.375% due 08/15/2042 (j)	61,350	50,663
3.375% due 11/15/2048	36,000	28,130
3.625% due 08/15/2043 (n)	3,200	2,712
3.750% due 08/15/2041 (j)(l)(n)	1,700	1,496
3.875% due 02/15/2043 (j)	33,800	29,836
3.875% due 05/15/2043	9,100	8,012
4.125% due 08/15/2044 (j)	109,900	99,490
4.625% due 05/15/2044 (j)	27,500	26,669
4.625% due 11/15/2044 (j)	46,100	44,710
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2032 (l)	26,988	23,405
0.625% due 07/15/2032 (j)	48,564	43,422
1.125% due 01/15/2033 (l)	44,582	41,024
1.750% due 01/15/2034 (j)	39,947	38,309
U.S. Treasury Notes
4.125% due 10/31/2029 (j)	1,520	1,503
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	46,135
0.000% due 08/15/2034 (a)	32,970	20,891
0.000% due 05/15/2035 (a)(l)	32,500	19,852
0.000% due 11/15/2036 (a)	37,600	21,221
0.000% due 08/15/2037 (a)(l)	8,900	4,813
0.000% due 05/15/2041 (a)	450	197
0.000% due 08/15/2041 (a)	350	151
0.000% due 11/15/2041 (a)	170	72
0.000% due 02/15/2042 (a)	1,850	778
0.000% due 05/15/2042 (a)	1,240	515
0.000% due 08/15/2042 (a)	1,890	776
0.000% due 11/15/2042 (a)	810	328

Total U.S. Treasury Obligations (Cost $1,504,245)		1,209,731

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust 4.877% due 10/25/2035 ~	500	434
AG Trust 6.413% due 07/15/2041 •	1,600	1,607
American Home Mortgage Assets Trust
4.573% due 10/25/2046 •	52	45
5.745% due 11/25/2046 •	1,470	382
Banc of America Funding Trust 6.454% due 02/20/2036 ~	83	78
Banc of America Mortgage Trust 5.956% due 08/25/2035 ~	286	270
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	2,500	2,393
Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 05/25/2047 ~	391	349
5.162% due 11/25/2030 ~	17	17
6.039% due 11/25/2034 ~	9	8
7.080% due 10/25/2035 •	18	17
Bear Stearns ALT-A Trust
4.692% due 11/25/2036 ~	100	58
4.773% due 08/25/2036 •	2,272	1,898
5.151% due 09/25/2035 ~	1,987	1,153
5.732% due 10/25/2035 ~	145	121
Bear Stearns Mortgage Funding Trust 4.813% due 10/25/2036 •	1,473	1,310
Benchmark Mortgage Trust 4.016% due 03/15/2052	4,500	4,281
Chase Mortgage Finance Trust
4.687% due 03/25/2037 ~	141	127
5.500% due 11/25/2035	1,404	1,002
ChaseFlex Trust 5.013% due 05/25/2037 •	2,426	2,305
Citigroup Mortgage Loan Trust
4.523% due 01/25/2037 •	17	15
5.253% due 08/25/2035 •	35	34
7.230% due 10/25/2035 •	11	11
Commercial Mortgage Trust 3.140% due 10/10/2036	4,300	3,751
Countrywide Alternative Loan Trust
4.680% due 12/20/2046 •	407	348

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.833% due 09/25/2046 •	386	367
4.873% due 05/25/2036 •	2,241	2,037
4.905% due 03/20/2046 •	101	85
5.013% due 02/25/2037 •	42	35
5.125% due 11/20/2035 •	1,918	1,816
5.125% due 12/20/2035 •	431	395
5.500% due 09/25/2035	1,073	761
5.500% due 10/25/2035	2,206	1,165
5.500% due 11/25/2035	437	241
5.500% due 03/25/2036	60	26
6.000% due 03/25/2036	2,741	1,293
6.250% due 08/25/2037	100	47
Countrywide Home Loan Mortgage Pass-Through Trust
4.828% due 11/25/2037 ~	307	286
4.913% due 05/25/2035 •	38	33
5.093% due 03/25/2035 •	98	85
5.165% due 11/25/2034 ~	32	30
5.250% due 05/25/2035	70	48
5.400% due 02/20/2035 ~	1	1
6.028% due 11/20/2034 ~	6	6
6.248% due 02/20/2036 •	74	67
6.662% due 02/20/2036 •	17	15
Countrywide Home Loan Reperforming REMIC Trust 4.873% due 07/25/2036 •	1,192	1,114
Downey Savings & Loan Association Mortgage Loan Trust 5.001% due 08/19/2045 •	47	39
First Horizon Mortgage Pass-Through Trust 4.959% due 12/25/2034 ~	1	1
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,225	4,235
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •	328	264
GSR Mortgage Loan Trust 4.648% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
4.861% due 01/19/2038 •	1,100	967
4.891% due 12/19/2036 •	2,458	1,872
6.337% due 07/19/2035 ~	2	1
IndyMac INDX Mortgage Loan Trust
3.677% due 04/25/2037 ~	114	99
3.725% due 04/25/2037 ~	78	70
4.728% due 12/25/2034 ~	7	6
4.853% due 06/25/2046 •	299	255
4.973% due 07/25/2035 •	2,101	1,396
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	708	685
JP Morgan Mortgage Trust
4.562% due 01/25/2037 ~	12	9
5.353% due 11/25/2049 •	228	219
5.353% due 12/25/2049 •	105	101
5.742% due 02/25/2035 ~	1	1
6.082% due 07/25/2035 ~	429	431
Lehman XS Trust 4.813% due 12/25/2036 •	694	658
MASTR Adjustable Rate Mortgages Trust
4.663% due 04/25/2046 •	226	200
6.415% due 11/21/2034 ~	27	26
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.212% due 11/15/2031 •	8	8
Merrill Lynch Mortgage Investors Trust
6.420% due 05/25/2033 ~	5	4
6.530% due 02/25/2034 ~	3	2
6.971% due 05/25/2033 ~	3	3
7.266% due 07/25/2034 ~	44	43
Morgan Stanley Mortgage Loan Trust 4.753% due 08/25/2036 •	2,660	625
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	2,886	2,749
4.500% due 05/25/2058 ~	1,434	1,386
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	12,769	2,256
Prime Mortgage Trust 4.853% due 02/25/2034 •	1	1
Residential Accredit Loans, Inc. Trust
4.873% due 04/25/2046 •	175	44
6.000% due 06/25/2036	3,719	2,869
6.000% due 08/25/2036	530	434
6.500% due 08/25/2036	961	810
Residential Asset Securitization Trust
4.853% due 01/25/2046 •	183	52
4.903% due 04/25/2035 •	41	22
Structured Adjustable Rate Mortgage Loan Trust
4.773% due 10/25/2035 •	26	24
4.893% due 05/25/2037 •	85	74
6.225% due 01/25/2035 •	33	30
6.415% due 12/25/2034 ~	18	18

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Structured Asset Mortgage Investments Trust
4.873% due 04/25/2036 •		208	187
4.893% due 05/25/2036 •		104	83
5.073% due 12/25/2035 •		3	2
5.141% due 10/19/2034 •		6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.453% due 12/25/2033 ~		6	6
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,569	1,767
WaMu Mortgage Pass-Through Certificates Trust
4.216% due 02/25/2037 ~		149	135
4.361% due 12/25/2036 ~		144	129
4.823% due 05/25/2034 •		268	248
4.823% due 05/25/2046 •		22	19
4.993% due 12/25/2045 •		20	20
5.020% due 07/25/2037 ~		15	13
5.033% due 10/25/2045 •		252	246
5.525% due 02/25/2047 •		274	236
5.525% due 03/25/2047 •		139	116
5.555% due 01/25/2047 •		1	1
5.687% due 04/25/2047 •		508	448
5.825% due 08/25/2046 •		547	495
5.873% due 08/25/2046 •		5,413	4,536
6.325% due 10/25/2046 •		2	2
6.325% due 11/25/2046 •		37	33
Washington Mutual Mortgage Pass-Through Certificates Trust 5.795% due 05/25/2046 •		243	208
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,303

Total Non-Agency Mortgage-Backed Securities (Cost $79,622)			66,197

ASSET-BACKED SECURITIES 7.5%
AUTOMOBILE ABS OTHER 0.2%
Ford Credit Floorplan Master Owner Trust 5.368% due 09/15/2029 •		5,000	5,024

AUTOMOBILE SEQUENTIAL 0.9%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,300	7,582
FCCU Auto Receivables Trust 5.540% due 04/16/2029		1,000	1,013
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	6,000	4,252
SCCU Auto Receivables Trust 5.450% due 12/15/2027		$2,192	2,201
Westlake Automobile Receivables Trust
5.750% due 08/16/2027		2,900	2,917
6.230% due 01/15/2027		2,233	2,242

			20,207

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,625	2,282

CMBS OTHER 0.6%
AREIT Trust 5.850% due 01/20/2037 •		$2,430	2,423
FS Rialto Issuer LLC 6.503% due 01/19/2039 •		2,675	2,668
HGI CRE CLO Ltd. 6.298% due 04/20/2037 •		1,526	1,533
KREF Ltd. 5.816% due 02/17/2039 •		3,824	3,843
LCCM Trust 5.962% due 11/15/2038 •		1,239	1,244
M360 Ltd. 5.971% due 11/22/2038 •		1,049	1,028

			12,739

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,500	5,608

HOME EQUITY OTHER 2.0%
ACE Securities Corp. Home Equity Loan Trust 5.428% due 05/25/2034 •		657	638
Argent Securities Trust 4.753% due 06/25/2036 •		5,148	3,326

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Bear Stearns Asset-Backed Securities Trust 4.793% due 12/25/2036 •	99	97
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	399	401
Citigroup Mortgage Loan Trust
4.513% due 07/25/2045 •	6	4
4.803% due 03/25/2037 •	516	433
Countrywide Asset-Backed Certificates Trust
4.933% due 03/25/2036 •	884	791
4.933% due 04/25/2037 •	368	313
5.093% due 09/25/2047 •	6,671	5,561
6.328% due 07/25/2035 •	100	98
Credit-Based Asset Servicing & Securitization LLC
3.429% due 12/25/2035 •	681	641
4.783% due 07/25/2035 •	303	289
4.822% due 07/25/2037 •	14	9
Credit-Based Asset Servicing & Securitization Trust
3.074% due 01/25/2037 •	25	7
3.412% due 04/25/2037 þ	105	102
First NLC Trust 4.523% due 08/25/2037 •	13	7
Fremont Home Loan Trust 5.518% due 06/25/2035 •	2,358	2,275
GSAMP Trust
4.523% due 12/25/2036 •	5	3
4.593% due 12/25/2036 •	1,528	808
4.653% due 11/25/2036 •	180	86
4.713% due 12/25/2046 •	1,226	630
4.723% due 03/25/2047 •	676	551
4.753% due 08/25/2036 •	35	35
4.773% due 04/25/2036 •	192	125
4.853% due 01/25/2047 •	5,044	2,511
Lehman ABS Mortgage Loan Trust 4.543% due 06/25/2037 •	11	7
Long Beach Mortgage Loan Trust 4.753% due 06/25/2036 •	15,042	7,048
MASTR Asset-Backed Securities Trust
4.813% due 02/25/2036 •	1,737	629
5.003% due 10/25/2034 •	2,355	2,270
MASTR Specialized Loan Trust 4.973% due 02/25/2036 •	1,289	1,254
Merrill Lynch Mortgage Investors Trust 5.383% due 07/25/2035 •	615	605
Morgan Stanley ABS Capital, Inc. Trust
4.653% due 02/25/2037 •	1,982	861
4.673% due 10/25/2036 •	2,545	1,106
4.783% due 02/25/2037 •	4,075	1,770
4.913% due 09/25/2036 •	3,229	1,377
New Century Home Equity Loan Trust
5.193% due 08/25/2034 •	8	8
5.533% due 01/25/2034 •	81	80
NovaStar Mortgage Funding Trust 4.793% due 01/25/2037 •	6,046	2,031
Option One Mortgage Loan Trust
4.693% due 04/25/2037 •	3,012	1,437
5.188% due 05/25/2035 •	697	666
Soundview Home Loan Trust
4.533% due 06/25/2037 •	7	5
4.623% due 07/25/2037 •	264	230
4.673% due 01/25/2037 •	3,136	2,255
Structured Asset Investment Loan Trust 6.178% due 11/25/2034 •	2,253	2,357
Structured Asset Securities Corp. Mortgage Loan Trust 5.578% due 04/25/2035 •	665	670
Wells Fargo Home Equity Asset-Backed Securities Trust 4.913% due 04/25/2037 •	492	481

		46,888

WHOLE LOAN COLLATERAL 0.2%
Bear Stearns Asset-Backed Securities Trust 6.442% due 10/25/2036 ~	7	7
First Franklin Mortgage Loan Trust
4.673% due 12/25/2037 •	1,032	985
5.503% due 09/25/2033 •	2,930	2,849
Securitized Asset-Backed Receivables LLC Trust 5.033% due 12/25/2035 •	596	579

		4,420

OTHER ABS 3.3%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •	1,000	1,003
5.946% due 07/15/2034 •	1,000	1,003
ACAS CLO Ltd. 5.784% due 10/18/2028 •	584	585

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

AIMCO CLO 5.897% due 10/17/2034 •		1,000	1,003
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		1,000	1,000
Arbour CLO DAC 4.353% due 05/15/2038 •	EUR	2,000	2,075
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •		$1,500	1,503
Bain Capital Credit CLO Ltd.
5.857% due 07/19/2034 •		1,000	1,003
5.877% due 07/16/2034 •		1,000	1,003
Benefit Street Partners CLO Ltd. 5.979% due 01/20/2031 •		1,297	1,300
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •		3,300	3,334
Capital Street Master Trust 5.948% due 10/16/2028 •		3,000	3,003
Carlyle Global Market Strategies CLO Ltd.
5.837% due 07/20/2032 •		1,095	1,097
5.929% due 07/27/2031 •		421	422
CarVal CLO Ltd. 5.877% due 07/16/2031 •		1,243	1,246
CBAM Ltd.
5.929% due 04/17/2031 •		2,202	2,206
6.286% due 07/15/2037 ~		2,400	2,416
Cumulus Static CLO DAC 4.223% due 11/15/2033 •	EUR	2,847	2,956
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		3,004	3,115
ECMC Group Student Loan Trust 5.433% due 02/27/2068 •		$894	890
Elevation CLO Ltd. 5.467% due 07/25/2034 •(b)		1,000	1,000
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		1,000	1,003
GoldenTree Loan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		1,000	1,004
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •	EUR	1,700	1,759
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		$1,575	1,513
Indigo Credit Management DAC 4.004% due 07/15/2038 •	EUR	1,250	1,295
Invitation Homes Trust 4.000% due 09/17/2041		$7,387	7,020
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		1,200	1,203
Madison Park Funding Ltd.
5.812% due 10/18/2030 •		3,554	3,560
5.882% due 10/22/2034 •		1,000	1,003
Mountain View CLO LLC 5.949% due 01/16/2031 •		322	322
Northwoods Capital Ltd.
5.549% due 06/15/2031 •		943	945
5.766% due 11/13/2031 •		881	883
Ocean Trails CLO 5.946% due 07/15/2034 •		1,300	1,304
Octagon Loan Funding Ltd. 5.927% due 11/18/2031 •		1,587	1,590
OZLM Ltd. 5.767% due 07/20/2030 •		1,219	1,220
Pikes Peak CLO 5.866% due 07/15/2034 •		1,000	1,003
Recette Clo Ltd. 5.959% due 04/20/2034 •		1,000	1,001
Regatta Funding Ltd.
5.826% due 10/25/2031 •		1,503	1,505
5.856% due 01/15/2033 •		1,300	1,304
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		750	753
Sound Point CLO Ltd. 5.906% due 01/25/2032 •		2,800	2,804
TCI-Symphony CLO Ltd. 5.848% due 07/15/2030 •		1,097	1,100
TCW CLO Ltd. 5.784% due 08/16/2034 •		1,300	1,303
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		500	500
TIAA CLO Ltd. 5.757% due 01/20/2032 •		837	838
Trinitas CLO Ltd. 5.966% due 01/25/2034 •		2,000	2,004
TSTAT Ltd. 5.767% due 07/20/2037 •		740	740
Venture CLO Ltd.
5.491% due 10/20/2034 •		1,000	1,000

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.979% due 01/20/2029 •		107	107
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •		775	777
Voya CLO Ltd.
5.817% due 07/20/2032 •		2,000	2,002
6.018% due 07/14/2031 •		650	651

			78,179

Total Asset-Backed Securities (Cost $187,210)			175,347

SOVEREIGN ISSUES 7.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		3,000	3,023
Chile Government International Bond
3.250% due 09/21/2071		6,000	3,553
4.340% due 03/07/2042		3,800	3,195
Colombia Government International Bond
7.375% due 09/18/2037		720	688
8.750% due 11/14/2053		800	811
Dominican Republic International Bond
4.875% due 09/23/2032		800	716
5.500% due 02/22/2029		2,000	1,941
Export-Import Bank of Korea 5.000% due 01/11/2028		2,100	2,113
Hong Kong Government International Bond 4.625% due 01/11/2033		7,000	7,018
Indonesia Government International Bond 1.400% due 10/30/2031	EUR	3,300	2,967
Israel Government International Bond
1.750% due 08/31/2025	ILS	13,100	3,548
5.500% due 03/12/2034 (j)		$6,200	6,080
Korea Housing Finance Corp.
4.625% due 02/24/2028		1,400	1,389
4.625% due 02/24/2033		1,500	1,452
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	164,860	6,663
3.000% due 12/03/2026 (f)		11,847	537
3.771% due 05/24/2061		$10,469	5,964
4.000% due 11/30/2028 (f)	MXN	55,482	2,521
4.000% due 08/24/2034 (f)		12,515	533
5.750% due 10/12/2110		$10,400	7,999
6.338% due 05/04/2053		3,100	2,770
Peru Government International Bond
6.150% due 08/12/2032	PEN	82,700	21,874
6.950% due 08/12/2031		13,500	3,787
Perusahaan Penerbit SBSN Indonesia 4.400% due 06/06/2027		$3,200	3,161
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	6,767
2.000% due 04/14/2033		2,700	2,128
2.625% due 12/02/2040		1,290	856
2.750% due 04/14/2041		850	572
2.875% due 04/13/2042		1,690	1,137
5.000% due 09/27/2026		1,600	1,698
5.250% due 05/30/2032		900	911
5.500% due 09/18/2028		2,850	3,067
6.375% due 09/18/2033		2,850	3,079
Saudi Government International Bond
4.875% due 07/18/2033		$3,000	2,908
5.000% due 01/18/2053		800	677
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	864
8.500% due 01/31/2037		70,800	3,185
8.875% due 02/28/2035		633,200	30,558
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	11,225
Turkey Government International Bond 5.875% due 05/21/2030		3,700	4,023
United Kingdom Gilt 4.375% due 07/31/2054	GBP	3,300	3,661

Total Sovereign Issues (Cost $196,015)			171,619

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)		1,100,000	959
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		2,700,000	2,690

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CoBank ACB 4.250% due 01/01/2027 •(g)		2,400,000	2,292
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(g)		500,000	525

Total Preferred Securities (Cost $6,700)			6,466

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
HUNGARY TREASURY BILLS 0.1%
6.589% due 01/02/2025 (d)(e)	HUF	1,259,000	3,170

U.S. TREASURY BILLS 0.0%
4.400% due 03/06/2025 (d)(e)		$263	261

Total Short-Term Instruments (Cost $3,419)			3,431

Total Investments in Securities (Cost $3,599,716)			3,129,645

		SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III		11,605,872	113,006

Total Short-Term Instruments (Cost $112,963)			113,006

Total Investments in Affiliates (Cost $112,963)			113,006

Total Investments 138.6% (Cost $3,712,679)			$3,242,651
Financial Derivative Instruments (k)(m) 0.1%(Cost or Premiums, net $4,603)			3,405
Other Assets and Liabilities, net (38.7)%			(907,218)

Net Assets 100.0%			$2,338,838

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	05/06/2020	$3,272	$2,409	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.100%	12/31/2024	01/02/2025	$(43,936)	$(43,946)
4.530	12/31/2024	01/02/2025	(101,245)	(101,271)
BOS	4.200	12/20/2024	01/31/2025	(2,428)	(2,432)
BRC	4.150	12/23/2024	TBD(2)	(1,190)	(1,191)
4.400	01/02/2025	01/03/2025	(44,948)	(44,948)
DEU	4.350	01/02/2025	01/03/2025	(101,108)	(101,108)
JPS	4.560	12/24/2024	01/07/2025	(1,509)	(1,510)
MSR	4.820	12/31/2024	01/02/2025	(79,772)	(79,794)
SCX	4.300	12/20/2024	TBD(2)	(554)	(554)
STR	4.570	01/02/2025	01/03/2025	(406,601)	(406,601)
4.750	12/31/2024	01/02/2025	(416,412)	(416,522)

Total Reverse Repurchase Agreements	$(1,199,877)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2055	$6,212	$(5,803)	$(5,680)

Total Short Sales (0.2)%	$(5,803)	$(5,680)

(j)	Securities with an aggregate market value of $652,497 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,906,781) at a weighted average interest rate of 5.177%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	49	$5,669	$(135)	$35	$0
U.S. Treasury 2-Year Note March Futures	03/2025	205	42,150	(8)	0	(3)
U.S. Treasury 10-Year Note March Futures	03/2025	4,625	502,969	(4,758)	0	(1,012)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	4,446	528,657	(1,516)	0	(1,945)

$(6,417)	$35	$(2,960)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	314	$(43,402)	$735	$0	$(136)
Japan Government 10-Year Bond March Futures	03/2025	78	(70,344)	253	40	(40)
U.S. Treasury 5-Year Note March Futures	03/2025	603	(64,102)	311	56	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	3,695	(411,300)	5,890	924	0

$7,189	$1,020	$(176)

Total Futures Contracts	$772	$1,055	$(3,136)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$23,500	$(127)	$516	$389	$0	$(11)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	800	2	1	3	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	1,100	7	2	9	0	0
Glencore Finance	5.000	Quarterly	12/20/2029	0.988	1,600	338	(25)	313	0	(1)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.317	$2,400	413	(44)	369	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	3,000	(9)	61	52	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513	800	(2)	16	14	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	200	(2)	3	1	0	0

$620	$530	$1,150	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$300	$1	$5	$6	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	3,000	43	22	65	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	109,900	2,540	(47)	2,493	26	0

$2,584	$(20)	$2,564	$27	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	76,600	$1,279	$(1,771)	$(492)	$211	$0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	$38,600	(76)	718	642	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	7,400	0	165	165	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	14,900	0	323	323	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	72,000	0	1,540	1,540	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	134,400	0	2,791	2,791	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	72,000	0	1,462	1,462	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	71,700	0	1,448	1,448	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	5,100	0	81	81	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	68,400	109	1,204	1,313	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	30,590	180	462	642	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	16,300	0	738	738	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	25,900	0	1,005	1,005	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	48,400	5	2,116	2,121	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	55,500	(189)	9,525	9,336	60	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	36,800	(192)	715	523	36	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	93,600	7	1,779	1,786	94	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	7,700	(28)	(196)	(224)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	9,300	(33)	(108)	(141)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	18,300	(65)	(133)	(198)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	13,200	(56)	(537)	(593)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	1,420	(5)	(2)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	4,800	(16)	203	187	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	3,000	(12)	112	100	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	4,300	(16)	171	155	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	4,600	(16)	216	200	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	4,200	(15)	194	179	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	2,300	(8)	118	110	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,500	(5)	75	70	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	6,400	(22)	314	292	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	6,200	(22)	277	255	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,600	(7)	74	67	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	2,900	(12)	132	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	5,700	(23)	257	234	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	300	(1)	13	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	7,200	(28)	439	411	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	4,200	(19)	317	298	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	2,200	(10)	159	149	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	10,000	(43)	719	676	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	1,000	(4)	76	72	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	4,600	(16)	(250)	(266)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	7,900	(26)	(425)	(451)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	10,200	(33)	(487)	(520)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	9,800	(33)	(463)	(496)	0	(15)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		1,800	(6)	(90)	(96)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		6,200	(22)	(266)	(288)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		5,400	(18)	(224)	(242)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		6,200	(24)	(88)	(112)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		600	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	27	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	9,517	8,528	29	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		200	(1)	13	12	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		300	(4)	18	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	11,050	13,647	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	25	23	0	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	330,800	0	(4,996)	(4,996)	0	(2)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		300,800	0	(4,524)	(4,524)	0	(2)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		7,800	0	(117)	(117)	0	0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		639,400	0	2,558	2,558	4	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,100	(7)	153	146	8	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		600	(1)	25	24	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	87	84	3	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,900	(4)	(39)	(43)	0	(5)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		2,000	(3)	4	1	0	(4)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	233	221	11	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		3,200	(9)	(71)	(80)	0	(8)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,200	(6)	(32)	(38)	0	(5)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,600	(7)	6	(1)	0	(7)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		59,725	406	425	831	173	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		37,124	228	(1,112)	(884)	0	(178)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	149,400	(1,243)	1,914	671	149	0

							$1,417	$40,080	$41,497	$1,265	$(358)

Total Swap Agreements							$4,621	$40,590	$45,211	$1,292	$(371)

(l)

Securities with an aggregate market value of $74,240 and cash of $4,485 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	77		$57	$1	$0
	01/2025		$1,293	NZD	2,195	0	(65)
BOA	01/2025	CNH	2,134		$293	2	0
	01/2025	SEK	2,945		269	3	0
	01/2025	SGD	105		78	1	0
	01/2025		$97	IDR	1,555,013	0	(1)
	01/2025		3,111	JPY	474,302	0	(93)
	01/2025		222	KRW	313,185	0	(10)
BPS	01/2025	CNH	30,396		$4,195	52	0
	01/2025	EUR	1,771		1,868	32	0
	01/2025	IDR	9,073,391		556	0	(6)
	01/2025	INR	68,993		805	0	0
	01/2025	KRW	1,416,146		1,015	56	0
	01/2025	SGD	89		66	1	0
	01/2025	TWD	64,900		2,044	71	0
	01/2025		$1,788	CNH	13,053	0	(9)
	01/2025		2,110	IDR	33,547,456	0	(39)
	01/2025		1,646	INR	139,220	0	(23)
	01/2025		950	KRW	1,409,739	6	0
	01/2025		3,945	PLN	16,071	0	(57)
	01/2025		944	TWD	30,615	0	(13)
	01/2025	ZAR	287,864		$16,273	1,039	0
	02/2025	CNH	13,858		1,913	23	0
	03/2025	ILS	636		177	2	0
	03/2025	KRW	1,406,101		950	0	(5)
	03/2025	MXN	26,971		1,314	37	0
	03/2025		$556	IDR	9,100,898	4	0
	03/2025		805	INR	69,350	0	(1)
	04/2025	TWD	30,437		$944	14	0
	05/2025	CNH	17,444		2,403	15	0
	09/2025	ILS	13,020		3,557	0	(49)
BRC	01/2025	CAD	30,796		21,873	439	0
	01/2025	GBP	608		772	11	0
	01/2025	TRY	10,624		285	0	(11)
	01/2025		$983	IDR	15,440,706	0	(28)
	01/2025		2,962	JPY	442,764	0	(148)
	01/2025		6,925	TRY	261,612	298	0
	02/2025		446	JPY	69,894	0	(1)
	02/2025		9,532	TRY	358,313	140	0
	03/2025	ILS	2,466		$693	13	0
	03/2025	TRY	16,533		429	0	(5)
	03/2025		$5,974	TRY	227,618	79	0
CBK	01/2025	CNH	445		$61	1	0
	01/2025	IDR	11,050,670		684	0	0
	01/2025	INR	672,956		7,892	44	0
	01/2025	KRW	5,444,968		3,941	252	0
	01/2025	TWD	266,075		8,356	267	0
	01/2025		$109	HUF	43,565	0	0
	01/2025		1,286	IDR	20,408,206	0	(24)
	01/2025		8,545	INR	722,843	0	(115)
	01/2025		752	KRW	1,103,803	0	(4)
	01/2025		3,861	PEN	14,428	0	(21)
	02/2025	PEN	56,951		$15,198	71	(7)
	02/2025		$3,760	BRL	21,734	0	(263)
	03/2025	KRW	1,101,083		$752	5	0
	03/2025	MXN	60		3	0	0
	03/2025		$684	IDR	11,083,172	0	(3)
	03/2025		7,892	INR	675,973	0	(56)
	04/2025	PEN	24,752		$6,649	77	0
DUB	01/2025	KRW	4,909,387		3,524	198	0
	01/2025		$795	KRW	1,123,475	0	(34)
	01/2025		2,133	PLN	8,725	0	(21)
	02/2025	MXN	73,311		$3,624	132	0
	02/2025	PEN	15,430		4,117	18	0
	02/2025	THB	612		18	0	0
FAR	01/2025	AUD	12,263		7,957	367	0
	01/2025	TWD	3,958		122	2	0
GLM	01/2025	HUF	768,944		1,970	34	0
	01/2025	KRW	2,238,037		1,629	112	0
	01/2025	MXN	13,024		622	1	0
	01/2025	TWD	62,365		1,942	46	0
	01/2025		$1,487	IDR	23,553,536	0	(33)
	01/2025		1,766	PLN	7,188	0	(27)
	02/2025	MXN	33,232		$1,632	49	0
	02/2025	THB	175		5	0	0
	03/2025		$1,709	TRY	81,834	455	0
IND	01/2025	HUF	530,910		$1,360	23	0
	01/2025		$1,587	PLN	6,455	0	(25)
JPM	01/2025	CNH	27,521		$3,805	54	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	HUF	13	0	0	0
01/2025	IDR	906,096	55	0	(1)
01/2025	TRY	1,989	56	0	0
01/2025	TWD	55,889	1,726	27	0
01/2025	$148	IDR	2,349,857	0	(3)
01/2025	1,365	INR	115,584	0	(17)
01/2025	2,609	JPY	390,730	0	(124)
01/2025	3,193	PLN	13,001	0	(47)
01/2025	56	TRY	2,008	0	0
03/2025	56	IDR	908,926	0	0
MBC	01/2025	AUD	927	$579	6	0
01/2025	CHF	8,873	10,111	325	0
01/2025	CNH	4,705	646	5	0
01/2025	EUR	64,673	68,137	1,114	0
01/2025	INR	29,033	339	0	0
01/2025	KRW	6,916,116	4,979	294	0
01/2025	$1,204	AUD	1,855	0	(56)
01/2025	939	CNH	6,851	0	(5)
01/2025	936	INR	79,212	0	(13)
01/2025	2,026	PLN	8,265	0	(26)
01/2025	1,470	TWD	47,837	0	(16)
03/2025	ILS	786	$221	4	0
03/2025	$339	INR	29,184	0	(1)
04/2025	TWD	47,564	$1,470	17	0
05/2025	CNH	11,312	1,559	11	0
05/2025	$8,308	CNH	59,635	0	(142)
MYI	01/2025	PLN	1	$0	0	0
01/2025	$555	IDR	8,768,331	0	(12)
02/2025	256	TRY	9,668	5	0
NGF	01/2025	1,523	IDR	24,256,298	0	(24)
RBC	02/2025	834	JPY	130,671	0	(1)
03/2025	MXN	58,647	$2,864	86	0
SCX	01/2025	CHF	14	16	1	0
01/2025	CNH	13,653	1,890	29	0
01/2025	PEN	14,442	3,856	13	0
01/2025	SGD	31	23	0	0
01/2025	TWD	32,856	1,026	27	0
01/2025	$2,180	EUR	2,097	0	(7)
01/2025	1,804	IDR	28,519,332	0	(43)
01/2025	2,739	INR	231,677	0	(38)
01/2025	191	KRW	280,638	0	(1)
01/2025	776	TWD	25,317	0	(7)
02/2025	1,049	JPY	164,359	0	(1)
03/2025	KRW	279,931	$191	1	0
04/2025	TWD	25,192	776	7	0
05/2025	CNH	69,000	9,602	153	0
SSB	01/2025	MXN	1,976	100	5	0
TOR	01/2025	$4,979	JPY	749,078	0	(214)
UAG	01/2025	2,712	PLN	11,021	0	(45)

Total Forward Foreign Currency Contracts	$6,677	$(2,041)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Call - OTC USD versus CNH	CNH	7.300	05/13/2025	12,000	$132	$194

Total Purchased Options	$132	$194

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MBC	Put - OTC USD versus CNH	CNH	7.078	05/13/2025	12,000	$(132)	$(65)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	2,200	$(6)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	2,200	(6)	(33)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	3,500	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	3,500	(10)	(50)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	3,500	(11)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	3,500	(11)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	3,800	(13)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	3,800	(13)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,800	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,800	(6)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,300	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,300	(4)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	5,400	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	5,400	(14)	(99)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	3,400	(8)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	3,400	(8)	(44)

$(144)	$(288)

Total Written Options	$(276)	$(353)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.869%	$900	$126	$(38)	$88	$0

Total Swap Agreements	$126	$(38)	$88	$0

(n)

Securities with an aggregate market value of $468 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,182	$7,590	$12,772
Corporate Bonds & Notes
Banking & Finance	0	446,114	0	446,114
Industrials	0	376,683	0	376,683
Utilities	0	275,971	0	275,971
Municipal Bonds & Notes
California	0	11,296	0	11,296
Georgia	0	8,027	0	8,027
Illinois	0	6,787	0	6,787
Nevada	0	426	0	426
New Mexico	0	863	0	863
New York	0	3,765	0	3,765
Ohio	0	944	0	944
Pennsylvania	0	2,781	0	2,781
Texas	0	4,460	0	4,460

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Wisconsin	0	942	0	942
U.S. Government Agencies	0	345,023	0	345,023
U.S. Treasury Obligations	0	1,209,731	0	1,209,731
Non-Agency Mortgage-Backed Securities	0	66,197	0	66,197
Asset-Backed Securities
Automobile ABS Other	0	5,024	0	5,024
Automobile Sequential	0	20,207	0	20,207
Casino Services	0	0	2,282	2,282
CMBS Other	0	12,739	0	12,739
Credit Card Other	0	5,608	0	5,608
Home Equity Other	0	46,888	0	46,888
Whole Loan Collateral	0	4,420	0	4,420
Other ABS	0	78,179	0	78,179
Sovereign Issues	0	171,619	0	171,619
Preferred Securities
Banking & Finance	0	6,466	0	6,466
Short-Term Instruments
Hungary Treasury Bills	0	3,170	0	3,170
U.S. Treasury Bills	0	261	0	261

	$0	$3,119,773	$9,872	$3,129,645
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113,006	$0	$0	$113,006

Total Investments	$113,006	$3,119,773	$9,872	$3,242,651

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,680)	$0	$(5,680)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	75	2,272	0	2,347
Over the counter	0	6,959	0	6,959

	$75	$9,231	$0	$9,306
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(176)	(3,331)	0	(3,507)
Over the counter	0	(2,394)	0	(2,394)

	$(176)	$(5,725)	$0	$(5,901)

Total Financial Derivative Instruments	$(101)	$3,506	$0	$3,405

Totals	$112,905	$3,117,599	$9,872	$3,240,376

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Altice France SA 8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	1,507	$1,277
American Airlines, Inc. 9.629% due 04/20/2028 ~		$315	324
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		2,707	2,709
Belron Finance U.S. LLC
TBD% due 10/16/2031 ~	EUR	2,200	2,293
TBD% due 10/16/2031 ~		$1,796	1,815
Broadcom, Inc. 5.463% due 08/14/2026 ~		850	847
Carnival Corp. 7.107% due 08/08/2027 ~		1,336	1,347
Databricks, Inc.
TBD% due 12/20/2030 «µ		322	321
TBD% due 12/20/2030 «		1,456	1,448
Delos Aircraft DAC 6.079% due 10/31/2027 ~		3,600	3,620
GBT U.S. LLC 7.626% due 07/25/2031 ~		800	805
Jane Street Group LLC 6.395% due 12/15/2031 ~		1,496	1,493
JetBlue Airways Corp. 9.854% due 08/27/2029 ~		3,990	4,028
Oi SA TBD% due 12/30/2050 «		1,480	15
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(j)	EUR	800	829
Project Hudson II 7.730% due 05/29/2026 «		$1,600	1,624
Setanta Aircraft Leasing DAC 6.079% due 11/05/2028 ~		2,250	2,262
SkyMiles IP Ltd. 8.367% due 10/20/2027 ~		2,024	2,063
Station Casinos LLC 6.375% due 03/14/2031 ~		1,588	1,592
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		995	999
Westmoreland Coal Co. 8.000% due 03/15/2029		989	618

Total Loan Participations and Assignments (Cost $34,214)			32,329

CORPORATE BONDS & NOTES 69.7%
BANKING & FINANCE 23.9%
Agree LP 4.800% due 10/01/2032		700	671
Aircastle Ltd. 5.950% due 02/15/2029		1,400	1,431
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	919
3.375% due 08/15/2031		2,200	1,971
3.550% due 03/15/2052		2,500	1,703
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(c)(i)		1,200	72
Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,189
8.000% due 11/01/2031		2,250	2,491
American Assets Trust LP 6.150% due 10/01/2034		3,500	3,483
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,395
American Homes 4 Rent LP s
3.375% due 07/15/2051		2,000	1,324
3.625% due 04/15/2032		3,700	3,309
American Tower Corp.
1.875% due 10/15/2030		1,300	1,090
2.950% due 01/15/2051		8,300	5,138
3.100% due 06/15/2050		10,900	6,999
3.700% due 10/15/2049		10,000	7,265
4.050% due 03/15/2032		7,800	7,239

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.550% due 07/15/2033		4,000	4,036
Antares Holdings LP
3.750% due 07/15/2027		3,750	3,552
6.350% due 10/23/2029		1,600	1,588
7.950% due 08/11/2028		1,600	1,678
Aon North America, Inc. 5.750% due 03/01/2054		3,100	3,026
Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,500	2,569
6.900% due 04/13/2029		2,000	2,071
Arch Capital Finance LLC 5.031% due 12/15/2046		500	450
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,759
Ares Capital Corp. 5.950% due 07/15/2029		1,600	1,619
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	996
3.650% due 02/01/2052		1,900	1,331
Ares Management Corp. 5.600% due 10/11/2054		2,000	1,904
Ares Strategic Income Fund
5.600% due 02/15/2030		1,000	989
5.700% due 03/15/2028		1,600	1,600
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,723
3.600% due 09/15/2051		1,200	827
Athene Global Funding
5.322% due 11/13/2031		1,500	1,476
5.526% due 07/11/2031		3,350	3,360
Athene Holding Ltd. 6.250% due 04/01/2054		1,200	1,203
AvalonBay Communities, Inc. 5.350% due 06/01/2034		500	503
Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,496
6.750% due 10/25/2028		4,097	4,307
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,000	928
2.875% due 02/15/2025		2,000	1,994
AXIS Specialty Finance LLC 3.900% due 07/15/2029		3,000	2,850
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,168
2.625% due 04/28/2025		1,000	1,033
Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •		$1,800	1,975
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		200	195
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,065
2.676% due 06/19/2041 •		19,400	13,478
2.972% due 07/21/2052 •		800	509
3.311% due 04/22/2042 •		12,200	9,137
5.202% due 04/25/2029 •		6,600	6,632
5.468% due 01/23/2035 •		6,800	6,811
5.872% due 09/15/2034 •		6,300	6,473
Bank of America NA 6.000% due 10/15/2036		1,200	1,247
Barclays PLC
5.335% due 09/10/2035 •		1,000	961
5.851% due 03/21/2035 •	GBP	5,100	6,420
6.036% due 03/12/2055 •		$200	200
6.224% due 05/09/2034 •		4,400	4,521
BBVA Bancomer SA
5.875% due 09/13/2034 •(i)		1,000	950
8.450% due 06/29/2038 •(i)		1,300	1,347
BGC Group, Inc.
4.375% due 12/15/2025		600	595
6.600% due 06/10/2029		500	513
8.000% due 05/25/2028		2,100	2,230
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	210
3.200% due 01/30/2052		10,000	6,531
3.500% due 09/10/2049		2,500	1,747
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,300	3,295
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,724
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,432
BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,729
5.738% due 02/20/2035 •		3,200	3,212
7.375% due 09/10/2034 •(h)(i)		6,400	6,370
8.500% due 08/14/2028 •(h)(i)		4,200	4,387

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

BPCE SA
5.716% due 01/18/2030 •		1,600	1,609
7.003% due 10/19/2034 •		4,800	5,118
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,153
Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,242
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,377
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,005
3.625% due 02/15/2052		1,900	1,323
5.968% due 03/04/2054		7,075	7,158
CaixaBank SA 3.625% due 09/14/2028 •(h)(i)	EUR	1,400	1,341
Cantor Fitzgerald LP 7.200% due 12/12/2028		$4,400	4,599
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	2,958
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,198
CI Financial Corp.
4.100% due 06/15/2051		1,200	830
7.500% due 05/30/2029		3,200	3,351
Citigroup, Inc.
3.057% due 01/25/2033 •		2,500	2,148
5.449% due 06/11/2035 •		3,300	3,274
Commonwealth Bank of Australia 3.784% due 03/14/2032 (i)		1,800	1,610
Constellation Insurance, Inc. 6.800% due 01/24/2030		3,000	2,920
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		1,000	900
Corebridge Financial, Inc. 6.375% due 09/15/2054 •		4,000	3,983
CoStar Group, Inc. 2.800% due 07/15/2030		800	700
Credit Acceptance Corp. 9.250% due 12/15/2028		1,500	1,588
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060 «		9,666	1,208
Crown Castle, Inc.
2.100% due 04/01/2031		5,800	4,803
5.200% due 09/01/2034		6,300	6,141
Deutsche Bank AG
3.729% due 01/14/2032 •		2,900	2,533
3.742% due 01/07/2033 •		1,000	848
5.403% due 09/11/2035 •		1,500	1,422
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	3,877
EPR Properties
3.750% due 08/15/2029		2,450	2,273
4.500% due 06/01/2027		1,167	1,148
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,021
3.400% due 02/15/2052		2,500	1,703
Equitable Holdings, Inc. 5.594% due 01/11/2033		1,000	1,010
ERP Operating LP 4.650% due 09/15/2034		1,600	1,519
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	1,200	1,204
Essex Portfolio LP 5.500% due 04/01/2034		$1,200	1,201
Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		2,700	2,784
6.100% due 03/15/2055		3,500	3,457
6.350% due 03/22/2054		1,000	1,031
Farmers Insurance Exchange 4.747% due 11/01/2057 •		5,000	4,061
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	4,997
First American Financial Corp. 5.450% due 09/30/2034		1,800	1,737
FMR LLC 6.450% due 11/15/2039		4,500	4,965
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		1,200	1,264
Franklin Resources, Inc. 2.950% due 08/12/2051		900	559
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,500	1,633
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,300	1,342
9.250% due 02/01/2029		600	620

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,447
6.125% due 01/15/2030		2,000	1,999
7.875% due 01/15/2029		1,000	1,065
GA Global Funding Trust
5.200% due 12/09/2031		650	634
5.500% due 01/08/2029		3,700	3,740
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,869
GGAM Finance Ltd. 8.000% due 02/15/2027		1,400	1,445
Global Atlantic Fin Co. 6.750% due 03/15/2054		2,000	2,032
GLP Capital LP
4.000% due 01/15/2030		5,000	4,660
5.625% due 09/15/2034		3,500	3,446
6.250% due 09/15/2054		1,500	1,498
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,417
4.017% due 10/31/2038 •		5,100	4,325
5.016% due 10/23/2035 •		7,900	7,565
5.330% due 07/23/2035 •		4,000	3,927
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,900
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,178
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,531
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		2,000	1,949
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,298
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,890
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,568
5.719% due 03/04/2035 •		1,400	1,410
5.875% due 09/28/2026 •(h)(i)	GBP	5,178	6,416
Hudson Pacific Properties LP
3.250% due 01/15/2030		$300	204
4.650% due 04/01/2029		900	679
5.950% due 02/15/2028		1,200	1,025
ING Groep NV 5.550% due 03/19/2035 •		5,000	4,973
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,347
7.750% due 01/11/2027 •(h)(i)	EUR	4,610	5,059
7.778% due 06/20/2054 •		$1,700	1,818
7.800% due 11/28/2053		3,000	3,359
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,799
4.875% due 02/01/2035		600	568
JAB Holdings BV
2.200% due 11/23/2030		585	484
3.750% due 05/28/2051		750	489
4.500% due 04/08/2052		2,100	1,581
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,240
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,173
3.328% due 04/22/2052 •		18,400	12,593
5.294% due 07/22/2035 •		3,000	2,970
5.350% due 06/01/2034 •		7,100	7,098
6.254% due 10/23/2034 •		3,200	3,384
8.750% due 09/01/2030		275	324
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^		700	45
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,640
2.650% due 11/15/2033		1,000	765
6.250% due 01/15/2036		1,600	1,588
Kimco Realty OP LLC 4.850% due 03/01/2035		1,100	1,048
KKR Group Finance Co. LLC
3.500% due 08/25/2050		4,700	3,257
4.850% due 05/17/2032		7,500	7,235
Lazard Group LLC
4.375% due 03/11/2029		209	204
6.000% due 03/15/2031		900	925
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,372
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	656
Lloyds Bank PLC 0.000% due 04/02/2032 þ		3,200	2,115

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,000	992
5.679% due 01/05/2035 •		6,100	6,078
7.875% due 06/27/2029 •(h)(i)	GBP	200	257
8.000% due 09/27/2029 •(h)(i)		$500	520
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	809
4.350% due 01/30/2047		200	168
5.400% due 03/15/2055		7,900	7,576
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,186
5.672% due 12/01/2052		2,000	1,918
MetLife, Inc. 5.000% due 07/15/2052		500	452
Mitsubishi UFJ Financial Group, Inc. 5.133% due 07/20/2033 •		5,200	5,164
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,737
2.869% due 09/13/2030 •		2,500	2,263
Morgan Stanley
0.000% due 04/02/2032 þ(j)		11,300	7,357
2.943% due 01/21/2033 •		4,800	4,114
4.889% due 07/20/2033 •		800	775
5.320% due 07/19/2035 •		5,000	4,920
5.831% due 04/19/2035 •		1,600	1,631
Morgan Stanley Direct Lending Fund 6.150% due 05/17/2029		1,600	1,610
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		1,500	1,517
Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,344
6.100% due 06/28/2063		800	815
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,199
NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,957
4.600% due 06/28/2031 •(h)(i)		5,200	4,430
5.076% due 01/27/2030 •		4,100	4,061
5.125% due 05/12/2027 •(h)(i)	GBP	2,500	2,991
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	393
4.875% due 04/15/2045		2,700	2,236
New Mountain Finance Corp. 6.200% due 10/15/2027		1,800	1,799
Newmark Group, Inc. 7.500% due 01/12/2029		3,000	3,137
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		4,500	4,662
Nomura Holdings, Inc.
5.594% due 07/02/2027		1,700	1,724
5.605% due 07/06/2029		6,500	6,611
Nordea Bank Abp 3.750% due 03/01/2029 •(h)(i)		1,400	1,218
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,100	1,112
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,100	4,047
OneMain Finance Corp. 7.875% due 03/15/2030		2,500	2,610
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	11,702
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		2,400	1,626
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	1,083
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,102
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034		1,600	1,604
Piedmont Operating Partnership LP 6.875% due 07/15/2029		3,190	3,279
Pine Street Trust 6.223% due 05/15/2054		5,000	5,052
Progressive Corp. 4.125% due 04/15/2047		500	403
Prologis LP 5.250% due 03/15/2054		3,600	3,361
Realty Income Corp. 3.200% due 02/15/2031		4,300	3,860
Regency Centers LP
4.400% due 02/01/2047		1,100	909
4.650% due 03/15/2049		500	424
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,511
2.150% due 09/01/2031		1,500	1,222

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

RGA Global Funding 5.500% due 01/11/2031		2,900	2,932
Safehold GL Holdings LLC 5.650% due 01/15/2035		1,000	976
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		1,700	1,455
SBA Tower Trust 2.328% due 07/15/2052		200	183
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,550
Sixth Street Lending Partners 5.750% due 01/15/2030		1,800	1,774
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,730
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,039
Store Capital LLC 2.750% due 11/18/2030		1,400	1,209
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		3,500	3,536
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)		161	22
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)		161	21
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)		323	38
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)		486	54
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)		487	50
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)		229	22
Synchrony Financial 2.875% due 10/28/2031		2,800	2,322
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	321
6.850% due 12/16/2039		371	412
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	699	831
5.661% due 10/13/2041		46	56
5.744% due 04/13/2040		88	108
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	802
Trust Fibra Uno
6.390% due 01/15/2050		900	703
6.950% due 01/30/2044		5,300	4,588
7.375% due 02/13/2034		1,000	999
UBS Group AG
3.179% due 02/11/2043 •		1,400	1,009
4.194% due 04/01/2031 •		600	567
4.375% due 02/10/2031 •(h)(i)		3,900	3,354
4.875% due 02/12/2027 •(h)(i)		6,400	6,111
5.379% due 09/06/2045 •		1,000	954
5.959% due 01/12/2034 •		6,200	6,342
6.442% due 08/11/2028 •		10,650	11,007
6.537% due 08/12/2033 •		8,700	9,227
6.850% due 09/10/2029 •(h)(i)		3,500	3,471
9.250% due 11/13/2033 •(h)(i)		2,000	2,296
UDR, Inc. 5.125% due 09/01/2034		1,500	1,456
UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,464
7.500% due 06/03/2026 •(h)(i)	EUR	2,000	2,170
Unum Group 4.500% due 12/15/2049		$3,100	2,464
VICI Properties LP
3.875% due 02/15/2029		2,800	2,640
4.500% due 01/15/2028		400	392
5.625% due 05/15/2052		2,000	1,862
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	472
5.000% due 09/20/2034		600	569
5.700% due 07/15/2043		630	604
Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	5,788
4.611% due 04/25/2053 •		11,300	9,444
5.211% due 12/03/2035 •		300	292
5.499% due 01/23/2035 •		5,000	4,981
5.557% due 07/25/2034 •		19,000	18,982
6.491% due 10/23/2034 •		2,200	2,339
Welltower OP LLC
4.950% due 09/01/2048		2,950	2,657
5.125% due 03/15/2043		800	739
6.500% due 03/15/2041		925	993
Weyerhaeuser Co. 7.375% due 03/15/2032		681	759

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Willis North America, Inc.
3.875% due 09/15/2049		725	533
5.350% due 05/15/2033		1,500	1,490
Yango Justice International Ltd.
7.500% due 02/17/2025 ^(c)		300	2
9.250% due 04/15/2049 ^		300	2

			766,286

INDUSTRIALS 29.2%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	580
AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,092
4.400% due 11/06/2042		2,970	2,573
4.450% due 05/14/2046		7,000	5,956
4.700% due 05/14/2045		900	795
4.750% due 03/15/2045		3,000	2,679
4.850% due 06/15/2044		3,300	2,994
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,234
Acushnet Co. 7.375% due 10/15/2028		300	310
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,570	1,258
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		653	507
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		2,000	1,808
Air Canada Pass-Through Trust 3.300% due 07/15/2031		1,316	1,220
Aker BP ASA 5.800% due 10/01/2054		4,000	3,627
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,373	1,363
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,622
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,731
Amazon.com, Inc.
2.700% due 06/03/2060		$6,400	3,675
4.100% due 04/13/2062		1,200	940
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,826	1,727
3.375% due 11/01/2028		2,623	2,508
3.575% due 07/15/2029		619	596
3.650% due 08/15/2030		2,584	2,464
4.000% due 01/15/2027		278	275
Amgen, Inc.
3.375% due 02/21/2050		10,700	7,319
4.563% due 06/15/2048		2,610	2,176
4.663% due 06/15/2051		5,053	4,237
4.875% due 03/01/2053		5,400	4,639
5.650% due 03/02/2053		6,000	5,781
5.750% due 03/02/2063		4,800	4,608
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	543
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,494
4.900% due 02/01/2046		3,148	2,867
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,466
4.950% due 01/15/2042		5,600	5,211
Ashtead Capital, Inc. 5.800% due 04/15/2034		1,600	1,602
Bacardi Ltd. 5.300% due 05/15/2048		3,600	3,241
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	212
Bayer U.S. Finance LLC
4.375% due 12/15/2028		500	481
4.400% due 07/15/2044		6,000	4,506
4.625% due 06/25/2038		2,600	2,171
4.875% due 06/25/2048		3,400	2,653
6.875% due 11/21/2053		2,300	2,321
Becton Dickinson & Co. 5.110% due 02/08/2034		3,600	3,549
Berry Global, Inc. 5.650% due 01/15/2034		2,000	2,007
Boeing Co.
3.625% due 02/01/2031		7,900	7,176
3.650% due 03/01/2047		700	475
5.705% due 05/01/2040		6,400	6,096
5.805% due 05/01/2050		11,600	10,807
5.930% due 05/01/2060		9,260	8,589
6.528% due 05/01/2034		400	419

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,001
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	578
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	874
4.250% due 10/26/2049	630	509
5.650% due 02/22/2064	5,200	5,009
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,805	2,577
4.125% due 03/20/2033	1,729	1,626
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,654
3.137% due 11/15/2035	1,728	1,412
3.187% due 11/15/2036	1,611	1,298
3.419% due 04/15/2033	7,649	6,699
3.469% due 04/15/2034	5,300	4,596
3.500% due 02/15/2041	5,300	4,142
4.926% due 05/15/2037	5,843	5,561
Burlington Northern Santa Fe LLC 5.200% due 04/15/2054	12,798	12,055
Cameron LNG LLC 3.701% due 01/15/2039	2,600	2,103
Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	975
3.500% due 05/01/2050	4,234	3,006
6.125% due 09/15/2115	6,470	6,499
Carnival Corp. 7.000% due 08/15/2029	900	937
CDW LLC
3.569% due 12/01/2031	1,900	1,692
5.550% due 08/22/2034	1,000	987
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	459
Centene Corp.
2.500% due 03/01/2031	1,700	1,407
4.625% due 12/15/2029	1,900	1,798
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,109
5.375% due 03/15/2044	1,800	1,676
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,995
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,714
3.700% due 04/01/2051	11,000	6,878
3.850% due 04/01/2061	9,600	5,792
3.900% due 06/01/2052	3,400	2,190
3.950% due 06/30/2062	1,700	1,038
4.400% due 12/01/2061	2,374	1,582
4.800% due 03/01/2050	4,900	3,686
5.375% due 05/01/2047	5,100	4,193
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,036
3.700% due 11/15/2029	6,500	6,107
Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,823
5.750% due 08/15/2034	2,900	2,921
Cheniere Energy, Inc. 5.650% due 04/15/2034	2,000	2,013
Choice Hotels International, Inc. 5.850% due 08/01/2034	800	801
Cigna Group 5.600% due 02/15/2054	1,500	1,406
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	38
Comcast Corp.
2.937% due 11/01/2056	12,149	7,082
5.500% due 05/15/2064	3,800	3,547
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,004
5.250% due 11/15/2048	3,500	3,198
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,174
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	794
CVS Health Corp.
5.300% due 12/05/2043	6,700	5,853
5.625% due 02/21/2053	6,500	5,769
CVS Pass-Through Trust
4.704% due 01/10/2036	1,197	1,110
7.507% due 01/10/2032	9,176	9,665
8.353% due 07/10/2031	197	212
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	1,200	1,010
Dell International LLC 3.450% due 12/15/2051	2,385	1,620

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Delta Air Lines, Inc. 4.750% due 10/20/2028	2,600	2,566
Diamondback Energy, Inc. 5.750% due 04/18/2054	4,100	3,851
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,648
Ecopetrol SA 7.375% due 09/18/2043 (k)	3,750	3,194
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,153
4.650% due 01/15/2043	1,435	1,246
5.100% due 01/15/2044	500	457
5.125% due 02/15/2053	8,100	7,212
5.650% due 06/15/2054	2,500	2,398
5.850% due 11/01/2064	2,000	1,931
Eli Lilly & Co.
4.950% due 02/27/2063	5,100	4,579
5.200% due 08/14/2064	2,600	2,423
Embotelladora Andina SA 3.950% due 01/21/2050	800	600
Enbridge, Inc. 6.700% due 11/15/2053	4,400	4,779
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,189
5.150% due 03/15/2045	11,100	9,728
5.300% due 04/01/2044	1,400	1,257
5.350% due 05/15/2045	2,465	2,220
5.950% due 05/15/2054	2,500	2,418
6.050% due 09/01/2054	4,100	4,015
6.125% due 12/15/2045	2,819	2,786
6.550% due 12/01/2033	2,600	2,770
Eni SpA 5.950% due 05/15/2054	2,747	2,640
Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	3,987
4.200% due 04/01/2050	4,200	3,327
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,861
4.850% due 03/15/2044	6,579	5,887
4.950% due 10/15/2054	830	728
5.550% due 02/16/2055 (k)	6,700	6,451
7.733% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,444
EQT Corp. 5.750% due 02/01/2034	1,600	1,591
Essent Group Ltd. 6.250% due 07/01/2029	1,000	1,022
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,800	1,722
Ferguson Finance PLC 3.250% due 06/02/2030	700	636
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,108
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	6,241
Flex Ltd. 4.875% due 06/15/2029	2,000	1,961
Ford Foundation 2.815% due 06/01/2070	1,265	713
Fox Corp. 5.576% due 01/25/2049	700	651
GATX Corp. 4.500% due 03/30/2045	1,038	850
Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,100
4.150% due 08/15/2049	1,700	1,269
5.950% due 08/15/2052	300	291
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,125
6.510% due 02/23/2042	1,900	1,929
Haleon U.S. Capital LLC 4.000% due 03/24/2052	1,000	772
HCA, Inc.
3.500% due 07/15/2051	4,900	3,172
4.125% due 06/15/2029	700	668
4.375% due 03/15/2042	2,040	1,666
4.625% due 03/15/2052	3,100	2,422
5.125% due 06/15/2039	2,400	2,189
5.250% due 06/15/2049	2,600	2,253
5.875% due 02/01/2029	700	715
5.900% due 06/01/2053	800	756
5.950% due 09/15/2054	1,400	1,333
HEICO Corp. 5.350% due 08/01/2033	1,600	1,597
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	1,100	835

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Holcim Finance U.S. LLC 4.750% due 09/22/2046	1,421	1,205
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	1,600	1,683
Humana, Inc.
4.800% due 03/15/2047	1,600	1,310
5.500% due 03/15/2053	1,900	1,697
5.750% due 04/15/2054	1,500	1,391
5.875% due 03/01/2033	630	633
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	778
5.250% due 06/30/2029	400	400
5.375% due 12/15/2031	1,000	996
Icon Investments Six DAC 6.000% due 05/08/2034	600	606
Imperial Brands Finance PLC 6.125% due 07/27/2027	2,600	2,670
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,238
Intel Corp.
3.200% due 08/12/2061	3,000	1,630
5.700% due 02/10/2053	7,000	6,195
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032	1,600	1,621
JetBlue Airways Corp. 9.875% due 09/20/2031	1,300	1,383
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,076	936
Johnson Controls, Inc. 4.950% due 07/02/2064	20	17
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	3,940
7.420% due 02/15/2037	2,980	3,201
8.050% due 10/15/2030	3,825	4,316
Kinetik Holdings LP 6.625% due 12/15/2028	700	717
Kraft Heinz Foods Co. 4.875% due 10/01/2049	1,200	1,027
L3Harris Technologies, Inc. 5.500% due 08/15/2054	3,100	2,981
Laboratory Corp. of America Holdings 4.800% due 10/01/2034	1,900	1,802
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,375
3.500% due 08/18/2026	6,800	6,628
3.900% due 08/08/2029	5,800	5,396
6.200% due 08/15/2034	4,500	4,528
Leidos, Inc. 4.375% due 05/15/2030	250	239
Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	3,968
5.200% due 02/15/2055	6,000	5,657
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,867
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,511
Masco Corp. 4.500% due 05/15/2047	2,200	1,807
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	400	367
Meta Platforms, Inc.
5.400% due 08/15/2054	9,100	8,820
5.550% due 08/15/2064	1,000	976
MGM China Holdings Ltd.
4.750% due 02/01/2027	1,300	1,259
5.250% due 06/18/2025	300	299
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	4,932
Moody's Corp. 3.100% due 11/29/2061	4,000	2,394
MPLX LP
4.900% due 04/15/2058	1,900	1,537
4.950% due 03/14/2052	700	589
5.200% due 03/01/2047	900	800
MSCI, Inc. 3.625% due 11/01/2031	1,800	1,618
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	35
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	800	704
Newmont Corp. 5.750% due 11/15/2041	3,225	3,212
Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,277
4.550% due 06/01/2053	1,300	1,090
5.950% due 03/15/2064	1,500	1,540

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Northern Natural Gas Co. 4.300% due 01/15/2049		5,000	3,967
Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	1,855
4.260% due 11/01/2047		30	24
NVR, Inc. 3.000% due 05/15/2030		3,600	3,250
NXP BV
3.400% due 05/01/2030		1,000	919
4.300% due 06/18/2029		4,000	3,885
Occidental Petroleum Corp.
6.600% due 03/15/2046		900	909
6.625% due 09/01/2030		1,800	1,885
Olympus Water U.S. Holding Corp. 7.250% due 06/15/2031		1,000	1,020
ONEOK Partners LP 6.125% due 02/01/2041		7,125	7,105
Oracle Corp.
3.650% due 03/25/2041		5,700	4,448
3.850% due 04/01/2060		6,615	4,543
3.950% due 03/25/2051		15,900	11,790
4.100% due 03/25/2061		6,400	4,600
5.500% due 09/27/2064		6,000	5,495
Owens Corning
4.300% due 07/15/2047		1,618	1,292
4.400% due 01/30/2048		700	565
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	6,344
Philip Morris International, Inc. 3.875% due 08/21/2042		2,600	2,058
Prosus NV
3.680% due 01/21/2030		1,000	903
3.832% due 02/08/2051		2,700	1,747
4.987% due 01/19/2052		400	312
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,812
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,859
4.550% due 03/15/2052		1,800	1,441
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	127
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$2,000	1,986
5.625% due 09/30/2031		1,200	1,181
6.000% due 02/01/2033		2,000	1,997
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	2,870
RTX Corp.
4.050% due 05/04/2047		2,705	2,128
4.350% due 04/15/2047		700	577
4.450% due 11/16/2038		800	713
6.100% due 03/15/2034		5,000	5,268
6.400% due 03/15/2054		1,600	1,742
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		7,200	6,979
Santos Finance Ltd.
3.649% due 04/29/2031		4,500	3,969
6.875% due 09/19/2033		2,500	2,656
Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,078
5.875% due 07/17/2064		1,200	1,121
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	408
Southern Co.
3.750% due 09/15/2051 •		5,000	4,797
4.250% due 07/01/2036		3,640	3,272
Southern Natural Gas Co. LLC 7.350% due 02/15/2031		1,400	1,541
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,382
Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (k)		8,800	8,352
9.375% due 11/30/2029		2,000	2,143
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		824	767
Stryker Corp. 4.625% due 03/15/2046		2,200	1,908
Studio City Co. Ltd. 7.000% due 02/15/2027		3,000	3,026
Sutter Health 3.161% due 08/15/2040		350	263
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	932
3.300% due 02/15/2051		4,700	3,103
3.400% due 10/15/2052		10,900	7,277
3.500% due 04/15/2031		200	182

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

3.600% due 11/15/2060		11,300	7,465
3.875% due 04/15/2030		6,695	6,303
5.650% due 01/15/2053		4,200	4,067
Tapestry, Inc. 5.500% due 03/11/2035		2,000	1,946
Targa Resources Corp.
4.950% due 04/15/2052		500	422
5.500% due 02/15/2035		1,500	1,477
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,263
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,970
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,140
8.375% due 06/15/2032		1,275	1,448
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	4,000	3,190
9.750% due 04/30/2028 «	GBP	1,055	1,235
Time Warner Cable LLC
4.500% due 09/15/2042		$820	614
5.250% due 07/15/2042	GBP	800	821
5.500% due 09/01/2041		$6,225	5,289
5.875% due 11/15/2040		4,520	4,049
6.750% due 06/15/2039		3,500	3,438
7.300% due 07/01/2038		5,000	5,092
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,419
TotalEnergies Capital SA
5.275% due 09/10/2054		5,000	4,627
5.488% due 04/05/2054		700	672
5.638% due 04/05/2064		1,500	1,435
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	3,695
Trimble, Inc. 6.100% due 03/15/2033		800	831
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	581
UKG, Inc. 6.875% due 02/01/2031		1,000	1,016
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(c)		2,200	432
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,320	4,713
3.100% due 01/07/2030		378	359
3.450% due 01/07/2030		3,090	2,904
4.000% due 10/11/2027		385	381
4.150% due 02/25/2033		1,702	1,628
4.300% due 02/15/2027		35	35
4.550% due 02/25/2033		3,003	2,801
5.450% due 08/15/2038		1,000	1,005
5.875% due 04/15/2029		1,638	1,674
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	124
3.875% due 08/15/2059		7,100	5,032
5.050% due 04/15/2053		16,900	15,229
5.200% due 04/15/2063		8,800	7,923
6.050% due 02/15/2063		300	307
University of Southern California 5.250% due 10/01/2111		40	37
UPMC 5.035% due 05/15/2033		1,100	1,083
Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,445
6.875% due 11/10/2039		756	803
Var Energi ASA 8.000% due 11/15/2032		1,200	1,350
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,400	2,207
3.875% due 11/01/2033		5,500	4,729
4.125% due 08/15/2031		1,200	1,076
Venture Global LNG, Inc.
7.000% due 01/15/2030		8,300	8,432
8.375% due 06/01/2031		200	209
9.875% due 02/01/2032		1,000	1,098
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,316
VMware, Inc.
2.200% due 08/15/2031		$5,900	4,897
4.700% due 05/15/2030		2,100	2,056
Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	3,941
5.391% due 03/15/2062		11,000	8,095
Waste Connections, Inc. 4.200% due 01/15/2033		4,200	3,905
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	511

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Western Midstream Operating LP 5.300% due 03/01/2048		2,900	2,465
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,388
5.800% due 11/15/2054		2,400	2,352
Woodside Finance Ltd.
3.650% due 03/05/2025		100	100
3.700% due 09/15/2026		1,300	1,275
3.700% due 03/15/2028		1,126	1,074
5.700% due 09/12/2054		6,000	5,617
Workday, Inc. 3.800% due 04/01/2032		4,500	4,097
Wynn Macau Ltd. 5.625% due 08/26/2028		3,450	3,326
Wynn Resorts Finance LLC 6.250% due 03/15/2033		4,100	4,041
Yara International ASA 4.750% due 06/01/2028		1,100	1,085
Yellowstone Energy LP 5.750% due 12/31/2026 «		421	414
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	185
4.450% due 08/15/2045		2,397	2,010
5.200% due 09/15/2034		2,600	2,550

			932,794

UTILITIES 16.6%
AEP Texas, Inc. 4.150% due 05/01/2049		1,600	1,215
AES Corp.
6.950% due 07/15/2055 •		700	685
7.600% due 01/15/2055 •		3,475	3,571
Alabama Power Co. 3.450% due 10/01/2049		2,100	1,485
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	686
American Water Capital Corp. 5.450% due 03/01/2054		3,400	3,256
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	400	490
Appalachian Power Co. 4.500% due 08/01/2032		$3,100	2,924
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,015
3.500% due 12/01/2049		1,400	957
4.500% due 04/01/2042		700	595
AT&T, Inc.
3.500% due 09/15/2053		6,630	4,469
3.550% due 09/15/2055		15,089	10,158
3.650% due 06/01/2051		7,000	4,948
3.650% due 09/15/2059		38,008	25,200
3.800% due 12/01/2057		30,117	20,805
Baltimore Gas & Electric Co. 3.200% due 09/15/2049		4,000	2,647
Berkshire Hathaway Energy Co. 4.600% due 05/01/2053		1,000	833
Black Hills Corp. 6.000% due 01/15/2035		2,050	2,115
Brooklyn Union Gas Co. 4.487% due 03/04/2049		1,200	948
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051		2,500	1,716
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		1,500	1,563
6.544% due 11/15/2053		2,000	2,098
6.714% due 08/15/2063		1,200	1,277
Comision Federal de Electricidad 5.750% due 02/14/2042		55	48
Commonwealth Edison Co. 4.000% due 03/01/2048		700	547
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061		9,880	6,719
3.700% due 11/15/2059		1,700	1,189
4.500% due 05/15/2058		5,800	4,672
4.650% due 12/01/2048		6,000	5,153
Constellation Energy Generation LLC
5.600% due 06/15/2042		2,195	2,121
5.750% due 03/15/2054		2,000	1,947
5.800% due 03/01/2033		3,800	3,885
Consumers Energy Co.
4.050% due 05/15/2048		2,500	1,994
4.200% due 09/01/2052		3,100	2,502
Dominion Energy, Inc. 2.250% due 08/15/2031		2,700	2,251

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,288
5.400% due 04/01/2053	3,000	2,913
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,614
5.350% due 01/15/2053	6,800	6,476
5.400% due 01/15/2054	12,500	11,989
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,396
3.500% due 06/15/2051	11,400	7,713
3.950% due 08/15/2047	2,300	1,717
Duke Energy Ohio, Inc. 5.650% due 04/01/2053	1,300	1,275
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	684
3.600% due 09/15/2047	900	656
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	606
E.ON International Finance BV 6.650% due 04/30/2038	600	637
Electricite de France SA
4.875% due 09/21/2038	900	805
4.950% due 10/13/2045	2,150	1,895
6.000% due 04/22/2064	5,400	5,225
6.900% due 05/23/2053	1,400	1,503
9.125% due 03/15/2033 •(h)	1,000	1,130
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,742
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,538	1,490
Enel Finance America LLC 2.875% due 07/12/2041	9,750	6,594
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,559
5.000% due 06/15/2032	2,000	1,948
5.500% due 06/26/2034	3,400	3,369
Entergy Corp.
3.750% due 06/15/2050 (k)	4,000	2,842
7.125% due 12/01/2054 •	1,000	1,022
Entergy Texas, Inc. 5.550% due 09/15/2054	2,000	1,940
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	6,073
Florida Power & Light Co. 4.550% due 10/01/2044	4,000	3,462
FORESEA Holding SA 7.500% due 06/15/2030	659	635
Georgia Power Co. 4.750% due 09/01/2040	1,000	915
Indiana Michigan Power Co. 4.550% due 03/15/2046	400	339
Interstate Power & Light Co. 5.450% due 09/30/2054	2,600	2,463
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,509
ITC Holdings Corp. 5.400% due 06/01/2033	2,300	2,285
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	263
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,909
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,002
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,006
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,653
4.250% due 05/01/2046	3,450	2,859
4.250% due 07/15/2049	14,325	11,628
5.850% due 09/15/2054	2,100	2,137
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,422
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,010
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,402
New England Power Co. 3.800% due 12/05/2047	6,300	4,693
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	326
NGPL PipeCo LLC 7.768% due 12/15/2037	800	897
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,100
5.783% due 09/16/2052	1,050	1,032

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NiSource, Inc.
3.950% due 03/30/2048	1,245	949
4.375% due 05/15/2047	1,800	1,481
5.800% due 02/01/2042	300	292
Northern States Power Co.
5.100% due 05/15/2053	11,600	10,741
5.650% due 06/15/2054	400	400
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,166
Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	820
5.800% due 06/01/2054	1,200	1,179
6.200% due 12/01/2053	2,700	2,790
Ohio Power Co. 2.900% due 10/01/2051	2,700	1,634
ONEOK, Inc.
5.200% due 07/15/2048	9,862	8,699
5.850% due 11/01/2064	17,000	15,921
6.625% due 09/01/2053	4,700	4,946
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,054
3.250% due 06/01/2031	1,500	1,332
3.300% due 08/01/2040	2,700	2,022
3.500% due 08/01/2050	7,850	5,384
3.750% due 07/01/2028	2,400	2,298
3.950% due 12/01/2047	4,800	3,589
4.300% due 03/15/2045	1,600	1,282
4.500% due 07/01/2040	4,200	3,631
4.500% due 12/15/2041	2,900	2,375
4.550% due 07/01/2030	5,700	5,520
4.750% due 02/15/2044	1,200	1,028
4.950% due 07/01/2050	4,200	3,652
5.250% due 03/01/2052	2,700	2,428
6.700% due 04/01/2053	5,300	5,744
PacifiCorp
4.150% due 02/15/2050	200	155
5.350% due 12/01/2053	8,000	7,363
5.450% due 02/15/2034	6,500	6,462
5.800% due 01/15/2055	5,000	4,864
PECO Energy Co. 4.375% due 08/15/2052	5,700	4,712
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050 (k)	4,000	2,788
PG&E Corp. 7.375% due 03/15/2055 •	2,500	2,572
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,917
3.640% due 11/01/2046	1,000	721
5.400% due 06/15/2033	700	701
Puget Energy, Inc. 4.100% due 06/15/2030	500	472
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	2,172
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,598
3.750% due 06/01/2047	1,895	1,422
4.100% due 06/15/2049	1,578	1,243
4.150% due 05/15/2048	2,795	2,230
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	4,989
Sempra
4.000% due 02/01/2048	925	700
6.000% due 10/15/2039	3,635	3,712
Southern California Edison Co.
2.950% due 02/01/2051	900	567
3.600% due 02/01/2045	1,400	1,036
3.900% due 12/01/2041	3,800	2,976
3.900% due 03/15/2043	8,500	6,711
4.000% due 04/01/2047	8,938	6,891
4.050% due 03/15/2042	2,000	1,620
4.125% due 03/01/2048	700	546
4.650% due 10/01/2043	2,300	2,002
4.875% due 03/01/2049	1,000	875
5.450% due 06/01/2052	3,100	2,929
5.625% due 02/01/2036	2,879	2,882
5.950% due 02/01/2038	1,500	1,542
6.050% due 03/15/2039	4,500	4,659
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,255
3.950% due 02/15/2050	3,500	2,663
5.125% due 11/15/2040	300	286
Southern Power Co. 5.250% due 07/15/2043	500	465
Southwest Gas Corp. 4.050% due 03/15/2032	1,580	1,468

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,287
6.200% due 03/15/2040		8,200	8,479
Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,162
6.000% due 06/01/2054		5,850	5,921
SW Finance PLC 7.000% due 04/16/2040	GBP	2,300	2,556
Tampa Electric Co. 5.000% due 07/15/2052		$1,900	1,698
Targa Resources Partners LP 4.000% due 01/15/2032		4,575	4,165
Tucson Electric Power Co. 5.500% due 04/15/2053		1,000	955
Union Electric Co.
5.125% due 03/15/2055		1,800	1,651
5.250% due 01/15/2054		5,000	4,664
5.450% due 03/15/2053		2,800	2,687
Verizon Communications, Inc.
2.850% due 09/03/2041		6,000	4,152
2.875% due 11/20/2050		3,000	1,844
2.987% due 10/30/2056		3,887	2,308
3.000% due 11/20/2060		21,700	12,569
Virginia Electric & Power Co.
2.950% due 11/15/2051		9,900	6,169
5.350% due 01/15/2054		3,000	2,825
Vistra Operations Co. LLC
4.300% due 07/15/2029		2,000	1,911
5.700% due 12/30/2034		300	297
Vodafone Group PLC
5.125% due 06/04/2081 •		3,900	2,983
5.875% due 06/28/2064		6,600	6,392

			530,930

Total Corporate Bonds & Notes (Cost $2,565,784)			2,230,010

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049		2,300	2,447
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		2,600	2,896
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041		700	740
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		440	366
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115		835	682

			7,131

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		9,548	10,255

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029		305	307
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		1,870	1,961

			2,268

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039		800	869

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010 6.270% due 02/15/2050		4,635	4,792
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		4,990	5,890
8.084% due 02/15/2050		1,000	1,262

			11,944

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		11,500	12,256

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,405
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	5,400	5,324
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	33

		9,762

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	975	1,023

Total Municipal Bonds & Notes (Cost $55,665)		55,508

U.S. GOVERNMENT AGENCIES 15.9%
Ginnie Mae, TBA 4.000% due 01/01/2055 - 02/01/2055	65,300	60,153
Uniform Mortgage-Backed Security 5.500% due 08/01/2054 - 01/01/2055	17,505	17,285
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	16,920	14,374
4.000% due 02/01/2055 - 03/01/2055	95,290	87,131
4.500% due 03/01/2055	2,800	2,632
5.000% due 02/01/2055	29,500	28,458
5.500% due 01/01/2055 - 02/01/2055	222,500	219,443
6.000% due 02/01/2055	73,200	73,480
6.500% due 02/01/2055	6,800	6,935

Total U.S. Government Agencies (Cost $513,696)		509,891

U.S. TREASURY OBLIGATIONS 25.2%
U.S. Treasury Bonds
2.000% due 11/15/2041 (k)(m)	142,400	95,691
2.500% due 02/15/2045 (k)(m)(o)	38,400	26,655
2.750% due 08/15/2047 (m)	25,300	17,801
2.750% due 11/15/2047	5,200	3,651
2.875% due 05/15/2052 (m)	9,200	6,436
3.000% due 05/15/2047	32,300	23,883
3.000% due 08/15/2048 (m)	160,500	117,281
3.125% due 08/15/2044 (m)	8,200	6,371
3.625% due 02/15/2053 (m)	15,400	12,517
3.875% due 05/15/2043 (k)(m)	113,142	99,614
4.000% due 11/15/2042 (m)	31,600	28,445
4.250% due 02/15/2054	26,300	24,000
4.250% due 08/15/2054 (k)	10,600	9,682
4.375% due 08/15/2043 (m)	56,300	52,996
4.500% due 02/15/2044 (m)	13,130	12,536
4.625% due 05/15/2054 (k)	111,700	108,562
4.750% due 11/15/2053 (k)(m)	101,220	100,168
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2052	11,340	6,160
0.875% due 02/15/2047	1,406	1,018
1.500% due 02/15/2053	20,283	16,261
2.125% due 04/15/2029 (k)	35,709	35,762
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	631

Total U.S. Treasury Obligations (Cost $955,477)		806,121

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Funding Trust
5.500% due 01/25/2036	17	17
5.750% due 03/25/2036	42	33
Bear Stearns Adjustable Rate Mortgage Trust 6.039% due 11/25/2034 ~	295	270
Bear Stearns ALT-A Trust 6.588% due 11/25/2034 ~	17	16
BX Trust
5.410% due 02/15/2039 •	2,069	2,071
5.411% due 10/15/2036 •	5,000	4,988
Chase Mortgage Finance Trust 5.114% due 12/25/2037 ~	123	106
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,242	1,220
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	1,861	1,876
Commercial Mortgage Trust 3.178% due 02/10/2035	3,100	3,034
Countrywide Alternative Loan Trust 5.113% due 09/25/2035 •	165	121
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.733% due 07/25/2047 •	118	107

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

GSMPS Mortgage Loan Trust 4.803% due 03/25/2035 •	515	479
IndyMac INDX Mortgage Loan Trust 5.053% due 07/25/2035 •	228	182
JP Morgan Mortgage Trust 6.171% due 11/25/2033 ~	5	5
Merrill Lynch Mortgage Investors Trust 6.420% due 05/25/2033 ~	3	3
NAAC Reperforming Loan REMIC Trust 4.903% due 02/25/2035 •	716	580
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	4,440	4,230
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.523% due 02/25/2035 •	202	200
OPEN Trust 7.486% due 11/15/2040 •	438	443
Residential Accredit Loans, Inc. Trust 4.789% due 02/25/2035 ~	368	322
Residential Funding Mortgage Securities, Inc. Trust 5.477% due 02/25/2036 ~	150	140
Sequoia Mortgage Trust 5.364% due 05/20/2034 •	241	226
Structured Adjustable Rate Mortgage Loan Trust 5.792% due 03/25/2034 ~	5	5
Towd Point Mortgage Trust 5.453% due 05/25/2058 •	190	195
WaMu Mortgage Pass-Through Certificates Trust
2.747% due 11/25/2041 ~	122	110
5.333% due 07/25/2044 •	110	104

Total Non-Agency Mortgage-Backed Securities (Cost $20,959)		21,083

ASSET-BACKED SECURITIES 1.4%
CMBS OTHER 0.2%
BPCRE Ltd. 6.775% due 01/16/2037 •	628	633
MF1 LLC 6.103% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 5.716% due 02/19/2037 •	2,760	2,760
Ready Capital Mortgage Financing LLC 6.713% due 10/25/2039 •	2,459	2,470

		6,866

HOME EQUITY OTHER 0.0%
ACE Securities Corp. Home Equity Loan Trust 5.248% due 01/25/2035 •	621	583
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.323% due 07/25/2034 •	55	54
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 þ	1	1
Bear Stearns Asset-Backed Securities Trust 5.193% due 01/25/2034 •	3	3
RAAC Trust 5.213% due 10/25/2046 •	59	57
Saxon Asset Securities Trust 0.916% due 03/25/2035 •	83	74

		772

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.862% due 11/26/2036 •	107	105

OTHER ABS 1.2%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,087	1,007
Allegro CLO Ltd. 5.867% due 01/19/2033 •	1,000	1,001
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •	1,500	1,502
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •	2,908	2,914
Dryden Senior Loan Fund 5.767% due 10/19/2029 •	2,505	2,510
ECAF Ltd. 4.947% due 06/15/2040	1,796	1,374
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	463	448
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,718	1,663

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

LCM LP 5.899% due 04/20/2031 •		492	493
MAPS Ltd. 4.212% due 05/15/2043		260	258
Marathon CLO Ltd. 5.997% due 01/20/2033 •		3,100	3,104
METAL LLC 4.581% due 10/15/2042		1,648	1,114
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •		3,334	3,337
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		2,121	2,124
OZLM Ltd. 5.929% due 04/20/2031 •		2,407	2,412
Pikes Peak CLO
5.852% due 10/11/2034 •		3,000	3,008
5.866% due 07/15/2034 •		3,000	3,008
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		315	308
Start Ltd. 4.089% due 03/15/2044		509	501
UNIGEL 13.500% due 03/01/2030 «		1,079	1,079
Venture CLO Ltd. 6.178% due 01/15/2032 •		918	920
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,141
Wind River CLO Ltd. 5.944% due 07/18/2031 •		338	339

			37,565

Total Asset-Backed Securities (Cost $46,150)			45,308

SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
1.000% due 07/09/2029		253	206
3.500% due 07/09/2041 þ		16,048	10,062
4.125% due 07/09/2046 þ		172	115
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	3,899
Brazil Government International Bond 7.125% due 05/13/2054		$2,500	2,318
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		3,000	3,057
Chile Government International Bond
4.000% due 01/31/2052		600	449
5.330% due 01/05/2054		33	31
Colombia Government International Bond 7.500% due 02/02/2034		2,600	2,565
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,587
3.125% due 09/30/2049		1,400	933
3.875% due 04/16/2050		3,400	2,601
Israel Government International Bond 5.500% due 03/12/2034 (k)		9,300	9,120
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	166,862	6,744
3.000% due 12/03/2026 (g)		62,573	2,834
4.000% due 11/30/2028 (g)		66,745	3,033
4.000% due 08/24/2034 (g)		73,503	3,131
Panama Government International Bond 4.500% due 05/15/2047		$35	23
Peru Government International Bond
5.400% due 08/12/2034	PEN	51,100	12,436
6.150% due 08/12/2032		6,164	1,630
6.900% due 08/12/2037		3,900	1,036
6.950% due 08/12/2031		10,436	2,928
7.300% due 08/12/2033		1,000	281
Philippines Government International Bond 5.500% due 01/17/2048		$400	391
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	954
2.875% due 04/13/2042		1,100	740
3.750% due 02/07/2034		400	356
5.625% due 02/22/2036		1,000	997
5.625% due 05/30/2037		6,000	5,967
Saudi Government International Bond
3.450% due 02/02/2061		$12,000	7,309
5.750% due 01/16/2054		6,300	5,891
South Africa Government International Bond
8.500% due 01/31/2037	ZAR	184,000	8,278
8.875% due 02/28/2035		302,300	14,589
Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$26	14
0.000% due 02/01/2034 þ(f)		97	40

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

0.000% due 02/01/2035 þ(f)	82	49
0.000% due 02/01/2036 þ(f)	68	40
1.750% due 02/01/2034 þ	95	54
1.750% due 02/01/2035 þ	166	92
1.750% due 02/01/2036 þ	213	116

Total Sovereign Issues (Cost $130,437)		116,896

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.0%
MNEQ Holdings, Inc. «(d)(j)	2,831	11

INDUSTRIALS 0.1%
Forsea Holding SA «	63,984	1,608
Westmoreland Mining Holdings «(d)(j)	32,131	36
Westmoreland Mining LLC «(d)(j)	32,414	113

		1,757

Total Common Stocks (Cost $2,486)		1,768

PREFERRED SECURITIES 3.7%
BANKING & FINANCE 3.4%
American AgCredit Corp. 5.250% due 06/15/2026 •(h)	11,000,000	10,857
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(h)(i)	1,000,000	1,053
Banco Santander SA 8.000% due 02/01/2034 •(h)(i)	3,600,000	3,731
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	6,400,000	6,375
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	9,000,000	7,769
5.000% due 12/01/2027 •(h)	2,000,000	1,915
Citigroup, Inc.
4.700% due 01/30/2025 •(h)	4,800,000	4,785
7.000% due 08/15/2034 •(h)	3,500,000	3,699
7.125% due 08/15/2029 •(h)	1,200,000	1,224
7.200% due 05/15/2029 •(h)	3,200,000	3,327
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(h)	1,100,000	1,044
CoBank ACB
4.250% due 01/01/2027 •(h)	3,500,000	3,343
6.250% due 10/01/2026 •(h)	3,700,000	3,699
7.125% due 01/01/2030 •(h)	2,000,000	2,032
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(h)	4,500,000	4,287
Discover Financial Services
5.500% due 10/30/2027 •(h)	1,500,000	1,462
6.125% due 06/23/2025 •(h)	3,100,000	3,097
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	4,400,000	4,213
6.125% due 11/10/2034 •(h)	3,600,000	3,559
7.500% due 02/10/2029 •(h)	2,200,000	2,319
7.500% due 05/10/2029 •(h)	3,000,000	3,141
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	4,000,000	3,889
4.000% due 04/01/2025 •(h)	5,800,000	5,764
4.200% due 09/01/2026 (h)	75,000	1,417
4.625% due 06/01/2026 (h)	111,000	2,312
6.875% due 06/01/2029 •(h)	4,400,000	4,628
Nationwide Building Society 10.250% ~	2,785	454
State Street Corp. 6.700% due 03/15/2029 •(h)	5,200,000	5,309
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	1,822,950	2,099
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(h)	80,000	2,104
Wells Fargo & Co.
4.750% due 03/15/2025 (h)	98,700	2,013
6.850% due 09/15/2029 •(h)	3,700,000	3,817
7.625% due 09/15/2028 •(h)	500,000	531

		111,268

INDUSTRIALS 0.1%
SVB Financial Trust 11.000% due 11/07/2032	3,227	1,613

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

UTILITIES 0.2%
Edison International 5.000% due 12/15/2026 •(h)	1,900,000	1,852
Energy Transfer LP 6.500% due 11/15/2026 •(h)	1,700,000	1,698
Sempra Energy 4.875% due 10/15/2025 •(h)	3,000,000	2,974

		6,524

Total Preferred Securities (Cost $123,523)		119,405

Total Investments in Securities (Cost $4,448,391)		3,938,319

INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	4,786,978	46,611

Total Short-Term Instruments (Cost $46,607)		46,611

Total Investments in Affiliates (Cost $46,607)		46,611

Total Investments 124.6% (Cost $4,494,998)		$3,984,930
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $72,494)		4,098
Other Assets and Liabilities, net (24.7)%		(791,551)

Net Assets 100.0%		$3,197,477

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNEQ Holdings, Inc.	04/26/2022	$55	$11	0.00%
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,057	7,357	0.23
Project Alpha Intermediate Holding, Inc. 5.301% due 07/15/2025	10/16/2024	869	829	0.03
Westmoreland Mining Holdings	12/08/2014	936	36	0.00
Westmoreland Mining LLC	06/30/2023	215	113	0.00

$12,132	$8,346	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.330%	01/02/2025	01/07/2025	$(9,858)	$(9,858)
4.560	12/24/2024	01/15/2025	(35,821)	(35,862)
BRC	4.150	12/23/2024	TBD(2)	(1,685)	(1,687)
4.400	12/20/2024	TBD(2)	(12,270)	(12,290)
BSN	4.580	12/19/2024	01/06/2025	(10,759)	(10,778)
JPS	4.250	12/20/2024	01/31/2025	(982)	(983)
4.450	12/31/2024	01/02/2025	(9,898)	(9,900)
NOM	4.300	12/20/2024	TBD(2)	(632)	(633)
NXN	4.550	12/20/2024	01/03/2025	(109,885)	(110,066)
SCX	4.250	12/20/2024	TBD(2)	(1,681)	(1,684)
STR	4.570	01/02/2025	01/03/2025	(152,758)	(152,758)
4.750	12/31/2024	01/02/2025	(153,125)	(153,165)

Total Reverse Repurchase Agreements	$(499,664)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

UBS	4.600%	12/09/2024	01/28/2025	$(3,836)	$(3,848)

Total Sale-Buyback Transactions	$(3,848)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

(k)	Securities with an aggregate market value of $342,134 and cash of $70 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(481,788) at a weighted average interest rate of 5.198%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	18	$18	$(3)	$(5)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	18	18	(3)	(1)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	12	12	(6)	(26)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	12	12	(6)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	13	13	(6)	(11)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	13	13	(6)	(20)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	13	13	(5)	(1)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	13	13	(6)	(1)

Total Written Options	$(41)	$(65)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	372	$89,313	$(13)	$0	$(14)
3-Month SOFR Active Contract December Futures	03/2028	23	5,519	4	0	(2)
3-Month SOFR Active Contract June Futures	09/2027	395	94,810	(48)	0	(20)
3-Month SOFR Active Contract March Futures	06/2027	372	89,303	(35)	0	(14)
3-Month SOFR Active Contract September Futures	12/2027	395	94,800	(71)	0	(25)
Euro-Bobl March Futures	03/2025	432	52,741	EUR	(370)	94	0
U.S. Treasury 10-Year Note March Futures	03/2025	611	66,446	$(678)	0	(133)
U.S. Treasury Long-Term Bond March Futures	03/2025	245	27,892	(642)	0	(61)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	2,314	275,149	(8,940)	0	(1,012)

$(10,793)	$94	$(1,281)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	2,183	$(232,063)	$1,200	$205	$0

Total Futures Contracts	$(9,593)	$299	$(1,281)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.276%	$1,100	$218	$(166)	$52	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.877	1,500	186	41	227	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.353	2,000	(12)	49	37	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	1,600	21	(10)	11	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	4,200	64	(24)	40	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	1,100	(6)	24	18	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	4,800	32	2	34	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	4,100	53	(1)	52	0	0
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	700	2	1	3	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305		1,800	10	3	13	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.014		2,400	(5)	556	551	0	(2)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.241		$4,500	119	(52)	67	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.363		3,700	36	10	46	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		1,900	22	3	25	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		300	3	2	5	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.354	EUR	2,000	461	(16)	445	0	(2)
MGM Resorts International	5.000	Quarterly	12/20/2029	1.782		$2,000	281	0	281	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.279		3,600	611	(361)	250	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.324	EUR	1,100	11	15	26	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		$3,300	80	(38)	42	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	1,500	(14)	25	11	0	(2)

							$2,173	$63	$2,236	$3	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index		1.000%	Quarterly	12/20/2025		$3,404	$(123)	$121	$(2)	$2	$0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		2,116	(78)	80	2	1	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		700	(33)	21	(12)	0	0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		300	(11)	4	(7)	0	0
CDX.EM-42 5-Year Index		1.000	Quarterly	12/20/2029		600	(18)	(1)	(19)	0	0
CDX.IG-43 5-Year Index		1.000	Quarterly	12/20/2029		2,763,000	62,100	570	62,670	653	0

							$61,837	$795	$62,632	$656	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	108,100	$1,886	$(2,581)	$(695)	$297	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		700	(11)	36	25	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,900	(39)	237	198	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	7,342	11,331	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	1,563	1,563	35	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029		86,900	0	(118)	(118)	40	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029		83,900	(213)	92	(121)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	710	784	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		27,000	(11)	663	652	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		4,200	(13)	61	48	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		3,900	(14)	184	170	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,100	(15)	202	187	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		3,030	(12)	139	127	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		3,400	(13)	178	165	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		32,200	77	1,786	1,863	39	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		8,900	(115)	530	415	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,975	738	958	1,696	22	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(1,650)	(1,650)	0	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	124,100	1,014	(240)	774	189	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	3,000	(4)	116	112	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029	300	(1)	13	12	1	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034	1,500	(4)	7	3	3	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	21,000	181	111	292	61	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	28,699	136	(820)	(684)	0	(137)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	5,500	(20)	(125)	(145)	5	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	1,100	(3)	6	3	3	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	12,170	1,214	4,603	5,817	0	(38)

$8,821	$14,003	$22,824	$879	$(191)

Total Swap Agreements	$72,831	$14,861	$87,692	$1,538	$(201)

(m)

Securities with an aggregate market value of $102,787 and cash of $9,635 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $14 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	154	$115	$2	$0
01/2025	$741	NZD	1,257	0	(37)
BOA	01/2025	CNH	4,071	$559	4	0
01/2025	GBP	988	1,256	19	0
01/2025	JPY	103,800	685	24	0
01/2025	SEK	2,005	183	2	0
01/2025	SGD	211	157	2	0
01/2025	$1,732	CAD	2,426	0	(44)
01/2025	155	CNY	1,115	0	(1)
01/2025	12	IDR	188,382	0	0
01/2025	282	JPY	43,005	0	(8)
01/2025	148	KRW	208,792	0	(7)
03/2025	MXN	12,080	$588	17	0
BPS	01/2025	CNH	28,505	3,929	44	0
01/2025	IDR	12,444,451	762	0	(9)
01/2025	INR	85,497	997	0	0
01/2025	KRW	1,864,690	1,337	74	0
01/2025	SGD	178	133	2	0
01/2025	TWD	86,133	2,713	94	0
01/2025	$736	CAD	1,059	0	0
01/2025	1,617	CNH	11,806	0	(8)
01/2025	1,205	EUR	1,143	0	(21)
01/2025	808	IDR	12,899,261	0	(12)
01/2025	2,040	INR	172,522	0	(28)
01/2025	963	KRW	1,429,339	6	0
01/2025	3,029	PLN	12,339	0	(44)
01/2025	4,130	TRY	149,779	26	0
01/2025	597	TWD	19,380	0	(8)
01/2025	ZAR	305,036	$17,184	1,041	0
02/2025	CNH	26,438	3,649	44	0
03/2025	KRW	1,425,650	963	0	(5)
03/2025	MXN	16,486	804	23	0
03/2025	$762	IDR	12,482,176	5	0
03/2025	997	INR	85,939	0	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	04/2025	TWD	19,268		$597	9	0
	05/2025	CNH	20,244		2,791	19	0
BRC	01/2025	CAD	25,897		18,393	369	0
	01/2025	GBP	25,007		31,481	178	0
	01/2025		$1,600	EUR	1,518	0	(27)
	01/2025		1,271	IDR	19,931,032	0	(39)
	01/2025		7,364	TRY	276,513	291	0
	02/2025		3,657		138,701	70	0
	03/2025	ILS	1,385		$389	7	0
	03/2025	MXN	62,770		3,069	96	0
	03/2025		$411	TRY	15,750	5	0
BSH	01/2025	PEN	2,585		$691	3	0
	04/2025		20,029		5,263	0	(53)
CBK	01/2025	AUD	1,060		679	23	0
	01/2025	CNH	849		117	1	0
	01/2025	IDR	15,156,355		938	0	0
	01/2025	INR	833,931		9,780	55	0
	01/2025	KRW	4,198,066		3,073	228	0
	01/2025	PEN	7,082		1,895	11	0
	01/2025	TWD	162,249		5,100	167	0
	01/2025		$1,330	IDR	21,073,395	0	(25)
	01/2025		10,589	INR	895,752	0	(143)
	01/2025		1,414	KRW	2,033,046	0	(36)
	03/2025	IDR	204,107		$12	0	0
	03/2025	KRW	1,116,392		763	5	0
	03/2025	MXN	84		4	0	0
	03/2025	PEN	6,637		1,746	0	(16)
	03/2025		$938	IDR	15,200,933	0	(4)
	03/2025		9,780	INR	837,671	0	(70)
DUB	01/2025	KRW	1,895,988		$1,381	97	0
	01/2025		$1,563	KRW	2,198,054	0	(74)
	01/2025		1,206	PLN	4,932	0	(12)
	02/2025	THB	1,413		$42	1	0
	02/2025		$794	MXN	16,070	0	(29)
	05/2025	PEN	2,860		$752	0	(6)
FAR	01/2025	AUD	14,896		9,666	446	0
	01/2025	TWD	1,514		47	1	0
GLM	01/2025	KRW	2,946,899		2,145	147	0
	01/2025	MXN	18,033		861	1	0
	01/2025	TWD	23,850		743	18	0
	01/2025		$1,010	IDR	15,885,323	0	(28)
	01/2025		1,356	PLN	5,519	0	(21)
	02/2025		2,824	BRL	16,295	0	(202)
	03/2025		1,830		10,778	0	(105)
	05/2025	CNH	105,181		$14,543	137	0
	05/2025		$3,880	CNH	27,855	0	(65)
JPM	01/2025	CNH	19,332		$2,672	38	0
	01/2025	IDR	1,242,735		76	0	(1)
	01/2025	PEN	3,164		845	3	0
	01/2025	PLN	1,909		470	8	0
	01/2025	TRY	11,330		317	0	(2)
	01/2025	TWD	21,374		660	10	0
	01/2025		$135	IDR	2,135,862	0	(3)
	01/2025		1,692	INR	143,233	0	(21)
	01/2025		237	JPY	35,428	0	(11)
	01/2025		563	PLN	2,306	0	(5)
	01/2025		317	TRY	11,437	2	0
	03/2025		76	IDR	1,246,616	1	0
	05/2025	TRY	14,033		$316	0	(37)
	05/2025		$96	TRY	4,263	12	0
MBC	01/2025	CAD	5,353		$3,783	57	0
	01/2025	CHF	5,858		6,675	215	0
	01/2025	CNH	8,975		1,233	10	0
	01/2025	EUR	51,750		54,532	901	0
	01/2025	INR	35,978		420	0	0
	01/2025	KRW	5,840,659		4,218	262	0
	01/2025	PLN	3,147		772	10	0
	01/2025		$849	CNH	6,196	0	(5)
	01/2025		1,494	GBP	1,175	0	(23)
	01/2025		1,160	INR	98,160	0	(16)
	01/2025		1,017	JPY	151,800	0	(51)
	01/2025		719	KRW	1,004,475	0	(39)
	01/2025		931	TWD	30,283	0	(10)
	02/2025	THB	403		$12	0	0
	03/2025	ILS	441		124	3	0
	03/2025		$420	INR	36,164	0	(1)
	04/2025	TWD	30,110		$931	11	0
	05/2025	CNH	14,740		2,033	15	0
	05/2025		$5,815	CNH	41,740	0	(99)
MYI	01/2025	AUD	990		$617	4	0
	01/2025		$756	IDR	11,947,139	0	(16)
	02/2025		265	TRY	10,018	5	0
NGF	01/2025		1,040	IDR	16,565,328	0	(16)
RYL	01/2025		1,115	AUD	1,741	0	(37)
SCX	01/2025	CHF	9		$10	0	0
	01/2025	CNH	9,590		1,327	20	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	PEN	23,450	6,312	73	0
01/2025	SGD	62	46	1	0
01/2025	TWD	12,565	392	10	0
01/2025	$417	IDR	6,607,646	0	(9)
01/2025	3,395	INR	287,096	0	(47)
01/2025	194	KRW	284,541	0	(1)
01/2025	491	TWD	16,026	0	(4)
03/2025	KRW	283,823	$194	1	0
04/2025	TWD	15,948	491	4	0
05/2025	CNH	95,250	13,253	209	0
SOG	01/2025	PLN	4,084	1,008	20	0
01/2025	$1,181	PLN	4,827	0	(13)
TOR	01/2025	451	JPY	67,919	0	(19)
UAG	01/2025	1,533	PLN	6,229	0	(25)

Total Forward Foreign Currency Contracts	$5,719	$(1,699)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC USD versus CNH	CNH	7.283	05/15/2025	8,000	$98	$139
MBC	Call - OTC USD versus CNH	7.300	05/13/2025	8,400	93	136

$191	$275

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	37,800	$35	$24

Total Purchased Options	$226	$299

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus CNH	CNH	7.000	05/15/2025	8,000	$(63)	$(29)
Call - OTC USD versus CNH	7.550	05/15/2025	8,000	(35)	(43)
MBC	Put - OTC USD versus CNH	7.078	05/13/2025	8,400	(93)	(45)

$(191)	$(117)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,300	$(4)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,300	(4)	(7)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,500	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	2,500	(7)	(48)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	4,200	(31)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,600	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,600	(4)	(24)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	2,400	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,400	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	2,400	(7)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,400	(6)	(34)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	2,300	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	2,300	(6)	(13)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	2,400	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	2,400	(7)	(15)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	2,500	(8)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	4,800	(15)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	2,500	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	4,800	(15)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	2,400	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	2,400	(8)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,200	(7)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,200	(7)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	2,400	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	2,400	(8)	(6)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,500	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,500	(8)	(29)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,400	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,400	(4)	(26)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,300	(3)	(14)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,800	(4)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,800	(4)	(23)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	3,600	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	3,600	(10)	(59)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	3,500	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	3,500	(10)	(29)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	1,200	(3)	(17)

$(288)	$(449)

Total Written Options	$(479)	$(566)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.220%	$1,000	$22	$(14)	$8	$0
CBK	Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.217	2,200	9	0	9	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	900	(10)	5	0	(5)
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.354	900	21	(10)	11	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	1,600	(12)	21	9	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.167	1,100	0	5	5	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	300	(4)	5	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	4,000	11	12	23	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	2,900	(10)	22	12	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	1,300	(25)	23	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	5,400	(57)	30	0	(27)
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	400	1	1	2	0

$(54)	$100	$80	$(34)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	iTraxx Japan 42 5-Year Index	1.000%	Quarterly	12/20/2029	JPY	17,100	$3	$0	$3	$0
DUB	iTraxx Japan 42 5-Year Index	1.000	Quarterly	12/20/2029	10,500	2	(1)	1	0
JPM	iTraxx Japan 42 5-Year Index	1.000	Quarterly	12/20/2029	34,500	6	(1)	5	0

$11	$(2)	$9	$0

Total Swap Agreements	$(43)	$98	$89	$(34)

(o)

Securities with an aggregate market value of $267 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,245	$5,084	$32,329
Corporate Bonds & Notes
Banking & Finance	0	766,214	72	766,286
Industrials	0	930,441	2,353	932,794
Utilities	0	530,930	0	530,930
Municipal Bonds & Notes
California	0	7,131	0	7,131
Georgia	0	10,255	0	10,255
Illinois	0	2,268	0	2,268
Indiana	0	869	0	869
Ohio	0	11,944	0	11,944
Pennsylvania	0	12,256	0	12,256
Texas	0	9,762	0	9,762
Washington	0	1,023	0	1,023
U.S. Government Agencies	0	509,891	0	509,891
U.S. Treasury Obligations	0	806,121	0	806,121
Non-Agency Mortgage-Backed Securities	0	21,083	0	21,083
Asset-Backed Securities
CMBS Other	0	6,866	0	6,866
Home Equity Other	0	772	0	772
Home Equity Sequential	0	105	0	105
Other ABS	0	36,486	1,079	37,565
Sovereign Issues	0	116,896	0	116,896
Common Stocks
Financials	0	0	11	11
Industrials	0	0	1,757	1,757
Preferred Securities
Banking & Finance	7,846	103,422	0	111,268
Industrials	0	1,613	0	1,613
Utilities	0	6,524	0	6,524

$7,846	$3,920,117	$10,356	$3,938,319
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,611	$0	$0	$46,611

Total Investments	$54,457	$3,920,117	$10,356	$3,984,930

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94	1,743	0	1,837
Over the counter	0	6,107	0	6,107

$94	$7,850	$0	$7,944
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Exchange-traded or centrally cleared	(65)	(1,482)	0	(1,547)
Over the counter	0	(2,299)	0	(2,299)

	$(65)	$(3,781)	$0	$(3,846)

Total Financial Derivative Instruments	$29	$4,069	$0	$4,098

Totals	$54,486	$3,924,186	$10,356	$3,989,028

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$11
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	206
4.205% (EUR003M + 1.000%) due 01/16/2026 ~		100	104

Total Corporate Bonds & Notes (Cost $323)			321

U.S. GOVERNMENT AGENCIES 18.5%
Freddie Mac
0.000% due 05/15/2035 •		$24	22
2.920% due 01/25/2026		2,920	2,897
4.963% due 09/25/2031 •		8	8
5.062% due 01/15/2047 •		841	822
Ginnie Mae
5.461% due 08/20/2068 •		1,270	1,267
5.505% due 01/20/2073 •		6,679	6,748
5.765% due 11/20/2072 •		987	1,007
Ginnie Mae, TBA 3.500% due 01/01/2055		11,600	10,370
Uniform Mortgage-Backed Security
4.000% due 07/01/2049		310	287
5.500% due 08/01/2054		7,762	7,664
6.000% due 03/01/2054		13,641	13,714
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055		5,753	5,261
4.500% due 03/01/2055		10,300	9,682
6.500% due 02/01/2055		9,300	9,485

Total U.S. Government Agencies (Cost $69,550)			69,234

U.S. TREASURY OBLIGATIONS 108.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025		4,501	4,450
0.125% due 01/15/2030 (e)		368	334
0.125% due 02/15/2051		32,506	17,911
0.125% due 02/15/2052		26,308	14,291
0.250% due 07/15/2029 (e)(g)		964	893
0.250% due 02/15/2050 (c)		33,937	19,814
0.625% due 07/15/2032		3,151	2,817
0.625% due 02/15/2043		34,723	25,459
0.750% due 02/15/2042 (c)		43,349	33,242
0.750% due 02/15/2045 (c)		48,446	35,137
0.875% due 02/15/2047 (c)		37,387	27,072
1.000% due 02/15/2046		29,109	21,945
1.000% due 02/15/2048		29,106	21,448
1.000% due 02/15/2049		22,066	16,096
1.375% due 07/15/2033		1,143	1,070
1.375% due 02/15/2044 (c)		46,850	39,017
1.500% due 02/15/2053		36,318	29,116
1.625% due 10/15/2029 (e)(g)		4,514	4,440
1.750% due 01/15/2034		2,567	2,462
1.875% due 07/15/2034 (c)		11,368	11,018
2.125% due 02/15/2040		17,073	16,486
2.125% due 02/15/2041		26,560	25,714
2.125% due 02/15/2054		36,760	34,057

Total U.S. Treasury Obligations (Cost $456,577)			404,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust 4.353% due 01/25/2036 ~		7	6
Alliance Bancorp Trust 4.933% due 07/25/2037 •		113	96
Banc of America Funding Trust
2.372% due 03/20/2036 ~		29	27
4.473% due 01/20/2047 ~		1,404	1,190
5.033% due 07/25/2037 •		588	556
Banc of America Mortgage Trust 5.761% due 11/25/2035 ~		5	4

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

BCAP LLC Trust 4.893% due 05/25/2047 •	132	127
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	4	4
4.770% due 07/25/2036 ~	11	10
Bear Stearns ALT-A Trust
4.411% due 09/25/2047 ~	1,635	799
5.151% due 09/25/2035 ~	131	76
BX Trust 5.146% due 04/15/2039 •	2,643	2,631
CIM Trust 5.683% due 02/25/2049 •	16	15
Citigroup Mortgage Loan Trust
4.398% due 12/25/2035 ~	130	80
4.706% due 03/25/2037 ~	104	87
6.830% due 09/25/2035 •	1	1
7.410% due 05/25/2035 •	3	3
Countrywide Alternative Loan Trust
4.674% due 02/25/2037 ~	48	42
5.825% due 12/25/2035 •	83	70
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	343
7.210% due 02/20/2036 •	28	26
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	489	284
Downey Savings & Loan Association Mortgage Loan Trust 5.001% due 08/19/2045 •	41	34
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	25	9
GMAC Mortgage Corp. Loan Trust 4.255% due 11/19/2035 ~	30	25
IndyMac INDA Mortgage Loan Trust 4.368% due 12/25/2036 ~	447	348
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •	229	218
Merrill Lynch Mortgage Investors Trust 5.113% due 09/25/2029 •	6	6
MortgageIT Mortgage Loan Trust 4.953% due 09/25/2037 •	283	215
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	142	137
Residential Accredit Loans, Inc. Trust
4.813% due 06/25/2046 •	149	33
5.791% due 10/25/2037 ~	165	137
Residential Asset Securitization Trust
4.853% due 05/25/2035 •	159	99
5.750% due 02/25/2036	814	579
5.750% due 03/25/2037	106	31
6.500% due 06/25/2037	3,350	684
Structured Adjustable Rate Mortgage Loan Trust 5.166% due 07/25/2035 ~	38	32
Structured Asset Mortgage Investments Trust 4.873% due 04/25/2036 •	3	2
Thornburg Mortgage Securities Trust 5.193% due 09/25/2034 •	44	40
Towd Point Mortgage Trust 5.453% due 05/25/2058 •	44	45
Wachovia Mortgage Loan Trust LLC 7.507% due 10/20/2035 ~	17	16
WaMu Mortgage Pass-Through Certificates Trust
4.584% due 08/25/2036 ~	25	22
4.987% due 11/25/2036 ~	419	360
4.993% due 12/25/2045 •	33	29
6.566% due 09/25/2033 ~	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,434	1,820
6.500% due 08/25/2035	9	8
Wells Fargo Mortgage-Backed Securities Trust
6.153% due 04/25/2036 ~	761	736
6.658% due 11/25/2037 ~	33	29

Total Non-Agency Mortgage-Backed Securities (Cost $15,329)		12,188

ASSET-BACKED SECURITIES 9.5%
CMBS OTHER 4.0%
Arbor Realty Commercial Real Estate Notes Ltd.
5.582% due 08/15/2034 •	1,209	1,210
5.862% due 11/15/2036 •	2,808	2,815
BSPDF Issuer Ltd. 5.712% due 10/15/2036 •	796	796
MF1 LLC 6.516% due 06/19/2037 •	2,875	2,879
MF1 Ltd. 5.570% due 10/16/2036 •	5,233	5,222

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •		2,210	2,209

			15,131

HOME EQUITY OTHER 3.4%
ACE Securities Corp. Home Equity Loan Trust 4.573% due 10/25/2036 •		21	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.922% due 06/25/2033 •		899	830
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •		2,233	2,246
Citigroup Mortgage Loan Trust 4.913% due 12/25/2036 •		68	45
Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •		12	11
4.643% due 11/25/2037 •		775	723
4.703% due 02/25/2036 •		1,263	1,201
4.733% due 05/25/2035 •		10	10
4.953% due 03/25/2037 •		79	74
5.193% due 08/25/2047 •		107	103
Credit-Based Asset Servicing & Securitization LLC 4.922% due 07/25/2037 •		429	278
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •		15	7
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •		541	525
Fremont Home Loan Trust 4.723% due 10/25/2036 •		38	34
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		182	97
GSAMP Trust 5.428% due 03/25/2035 •		191	180
Home Equity Asset Trust
5.128% due 02/25/2036 •		1,228	1,191
5.308% due 08/25/2034 •		8	7
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •		71	53
JP Morgan Mortgage Acquisition Corp. 4.963% due 02/25/2036 •		540	532
JP Morgan Mortgage Acquisition Trust 4.663% due 10/25/2036 •		12	12
Long Beach Mortgage Loan Trust 4.693% due 08/25/2036 •		84	33
MASTR Specialized Loan Trust 6.253% due 07/25/2035 •		998	1,089
Morgan Stanley ABS Capital, Inc. Trust 4.583% due 10/25/2036 •		76	66
Morgan Stanley Mortgage Loan Trust 6.103% due 11/25/2036 •		604	222
Option One Mortgage Loan Trust 5.233% due 02/25/2035 •		226	213
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •		384	158
Saxon Asset Securities Trust 4.888% due 09/25/2036 •		2,455	2,302
Soundview Home Loan Trust
4.573% due 11/25/2036 •		259	71
4.633% due 07/25/2037 •		132	120
4.653% due 06/25/2037 •		305	208
5.013% due 05/25/2036 •		70	68

			12,717

WHOLE LOAN COLLATERAL 0.2%
Citigroup Mortgage Loan Trust 4.948% due 10/25/2036 •		300	293
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		90	29
Lehman XS Trust
4.404% due 06/25/2036 þ		38	36
6.753% due 12/25/2037 •		565	534

			892

OTHER ABS 1.9%
Avoca Static CLO DAC 3.811% due 01/15/2035 •	EUR	1,800	1,864
Barings CLO Ltd. 5.868% due 04/15/2031 •		$1,786	1,789
LCM Loan Income Fund Ltd. 5.909% due 04/20/2031 •		697	698
Man GLG Euro CLO DAC 3.576% due 12/15/2031 •	EUR	1,071	1,109

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

TIAA CLO Ltd. 5.757% due 01/20/2032 •		$1,488	1,490

			6,950

Total Asset-Backed Securities (Cost $36,090)			35,690

SOVEREIGN ISSUES 9.1%
Canada Government Bond 4.250% due 12/01/2026 (a)	CAD	921	679
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	244	242
0.650% due 05/15/2026 (a)		4,816	4,957
1.300% due 05/15/2028 (a)		5,294	5,541
1.400% due 05/26/2025 (a)		13,309	13,764
1.800% due 05/15/2036 (a)		102	105
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	190,743	1,260
0.100% due 03/10/2029 (a)		1,103,710	7,313
Mexico Government International Bond 4.000% due 08/24/2034 (a)	MXN	5,841	249

Total Sovereign Issues (Cost $38,385)			34,110

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		160,000	160

Total Preferred Securities (Cost $160)			160

Total Investments in Securities (Cost $616,414)			555,992

INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		515,119	5,016

Total Short-Term Instruments (Cost $5,014)			5,016

Total Investments in Affiliates (Cost $5,014)			5,016

Total Investments 150.0% (Cost $621,428)			$561,008
Financial Derivative Instruments (d)(f) 0.1%(Cost or Premiums, net $141)			325
Other Assets and Liabilities, net (50.1)%			(187,319)

Net Assets 100.0%			$374,014

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	4.580%	12/19/2024	01/06/2025	$(3,729)	$(3,735)
DEU	4.470	01/02/2025	01/03/2025	(7,378)	(7,378)
MYI	0.200	12/18/2024	03/18/2025	JPY	(1,350,729)	(8,585)
STR	4.570	01/02/2025	01/03/2025	$(131,116)	(131,116)
4.750	12/31/2024	01/02/2025	(143,758)	(143,796)

Total Reverse Repurchase Agreements	$(294,610)

(c)	Securities with an aggregate market value of $158,305 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(146,955) at a weighted average interest rate of 5.179%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	285	$72,310	$26	$30	$0
Australia Government 10-Year Bond March Futures	03/2025	66	4,611	(62)	33	(28)
Euro-Bobl March Futures	03/2025	57	6,959	(49)	12	0
Euro-BTP March Futures	03/2025	22	2,734	(31)	3	0
Euro-Buxl 30-Year Bond March Futures	03/2025	24	3,298	(175)	30	0
Japan Government 10-Year Bond March Futures	03/2025	1	902	(4)	1	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1	119	0	0	1

$(295)	$109	$(28)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	285	$(72,376)	$(99)	$4	$(7)
Euro-Bund March Futures	03/2025	98	(13,546)	230	0	(43)
Euro-Oat March Futures	03/2025	91	(11,632)	213	0	(14)
Euro-Schatz March Futures	03/2025	80	(8,866)	21	0	(3)
Gold 100 oz. February Futures	02/2025	6	(1,585)	46	0	(14)
Short Euro-BTP Italy Government Bond March Futures	03/2025	82	(9,124)	9	1	0
U.S. Treasury 2-Year Note March Futures	03/2025	232	(47,701)	6	4	0
U.S. Treasury 5-Year Note March Futures	03/2025	173	(18,391)	55	16	0
U.S. Treasury 10-Year Note March Futures	03/2025	104	(11,310)	108	23	0
U.S. Treasury Long-Term Bond March Futures	03/2025	122	(13,889)	340	30	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	7	(779)	1	0	0

$930	$78	$(81)

Total Futures Contracts	$635	$187	$(109)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	17,200	$207	$(270)	$(63)	$11	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	6	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	(7)	31	24	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	(15)	42	27	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	8	63	71	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$20,490	136	(147)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,240	(16)	(78)	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(559)	(674)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,200	(136)	(1,383)	(1,519)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	271	334	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	316	386	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	1,780	1,962	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	136	197	3	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	53,450	366	378	744	155	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		12,849	27	(333)	(306)	0	(61)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		77,500	16	33	49	0	(2)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	771	901	0	(6)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	941	942	0	(7)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,410	1,651	0	(11)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(31)	(23)	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(93)	(98)	1	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	(1)	(1)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(38)	(39)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	(18)	(24)	0	(2)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	15	15	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	54	47	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	1	1	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	107	107	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	130	135	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	113	116	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	49	49	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	70	74	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	364	365	2	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(314)	(312)	0	(2)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,413)	(1,403)	0	(9)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	410	414	6	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	364	364	7	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,900	11	(18)	(7)	0	(3)
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	(6)	(6)	0	(2)

Total Swap Agreements							$1,246	$3,160	$4,406	$206	$(138)

(e)

Securities with an aggregate market value of $3,208 and cash of $1,710 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin asset of $6 and liability of $(3) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

(f)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	145		$108	$2	$0
	01/2025		$332	NZD	563	0	(17)
BOA	01/2025	CNH	340		$47	0	0
	01/2025	JPY	312,585		2,050	62	0
	01/2025	SGD	198		147	2	0
	01/2025		$805	GBP	633	0	(12)
	01/2025		12	IDR	198,433	0	0
	01/2025		25	KRW	34,794	0	(1)
	01/2025		1,502	PLN	6,103	0	(26)
	01/2025		123	ZAR	2,226	0	(5)
	03/2025	MXN	1,482		$72	2	0
BPS	01/2025	CAD	3,285		2,342	56	0
	01/2025	CNH	4,663		644	8	0
	01/2025	EUR	348		363	3	0
	01/2025	IDR	1,836,787		112	0	(1)
	01/2025	INR	10,977		128	0	0
	01/2025	KRW	3,248,051		2,268	68	0
	01/2025	SGD	167		124	2	0
	01/2025	TWD	18,449		576	15	0
	01/2025		$274	CNH	2,000	0	(2)
	01/2025		762	IDR	12,201,162	0	(8)
	01/2025		1,159	INR	98,507	0	(10)
	01/2025		146	KRW	216,475	1	0
	01/2025		401	PLN	1,634	0	(6)
	01/2025		153	TWD	4,977	0	(2)
	01/2025		2,970	ZAR	53,186	0	(155)
	02/2025	CNH	2,208		$305	4	0
	03/2025	ILS	720		202	3	0
	03/2025	KRW	215,917		146	0	(1)
	03/2025		$112	IDR	1,842,355	1	0
	03/2025		128	INR	11,033	0	0
	03/2025		182	MXN	3,740	0	(5)
	04/2025	TWD	4,948		$153	2	0
	05/2025	CNH	2,700		372	2	0
BRC	01/2025		$171	IDR	2,682,909	0	(5)
	03/2025	ILS	409		$115	2	0
	03/2025	MXN	10,430		510	16	0
CBK	01/2025	CNH	71		10	0	0
	01/2025	IDR	2,237,050		139	0	0
	01/2025	INR	107,065		1,256	7	0
	01/2025	KRW	837,265		606	39	0
	01/2025	TWD	43,258		1,359	43	0
	01/2025		$232	IDR	3,675,686	0	(4)
	01/2025		1,359	INR	115,002	0	(18)
	01/2025		115	KRW	169,497	0	(1)
	01/2025		285	TWD	9,351	0	(1)
	03/2025	KRW	169,079		$116	1	0
	03/2025	MXN	1,483		72	2	0
	03/2025		$138	IDR	2,243,629	0	(1)
	03/2025		1,256	INR	107,545	0	(9)
DUB	01/2025	KRW	771,527		$554	31	0
	01/2025		$140	KRW	198,256	0	(6)
	01/2025		157	PLN	643	0	(2)
	02/2025		368	MXN	7,444	0	(14)
FAR	01/2025	AUD	1,816		$1,178	54	0
	01/2025	TWD	643		20	0	0
GLM	01/2025	KRW	343,665		250	17	0
	01/2025	MXN	2,004		96	0	0
	01/2025	TWD	29,883		924	16	0
	01/2025		$490	IDR	7,818,402	0	(7)
	01/2025		677	INR	57,599	0	(5)
	01/2025		180	PLN	731	0	(3)
	02/2025		166	MXN	3,374	0	(5)
IND	01/2025		67	DKK	478	0	(1)
JPM	01/2025	CNH	4,183		$578	8	0
	01/2025	IDR	183,424		11	0	0
	01/2025	INR	23,490		274	0	0
	01/2025	JPY	257,507		1,720	81	0
	01/2025	TWD	12,363		382	6	0
	01/2025		$20	IDR	317,336	0	0
	01/2025		217	INR	18,389	0	(3)
	01/2025		157	PLN	642	0	(2)
	03/2025		11	IDR	183,997	0	0
MBC	01/2025	AUD	1,372		$866	17	0
	01/2025	CAD	2,124		1,484	6	0
	01/2025	CHF	2,751		3,111	77	0
	01/2025	CNH	750		103	1	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	EUR	27,227	28,688	471	0
01/2025	INR	4,619	54	0	0
01/2025	KRW	1,116,407	804	48	0
01/2025	TWD	19,739	609	8	0
01/2025	$144	CNH	1,050	0	(1)
01/2025	193	EUR	182	0	(4)
01/2025	149	INR	12,602	0	(2)
01/2025	77	PLN	316	0	(1)
01/2025	239	TWD	7,777	0	(3)
03/2025	ILS	130	$37	1	0
03/2025	$54	INR	4,643	0	0
04/2025	TWD	7,733	$239	3	0
05/2025	CNH	1,761	243	2	0
MYI	01/2025	$23	DKK	161	0	0
01/2025	112	IDR	1,775,030	0	(2)
01/2025	677	INR	57,599	0	(5)
01/2025	60	PLN	246	0	(1)
NGF	01/2025	223	IDR	3,549,651	0	(4)
SCX	01/2025	CNH	2,075	$287	4	0
01/2025	SGD	58	43	1	0
01/2025	TWD	27,694	855	13	0
01/2025	$542	GBP	427	0	(8)
01/2025	1,022	IDR	16,376,067	0	(11)
01/2025	436	INR	36,859	0	(6)
01/2025	410	JPY	62,700	0	(11)
01/2025	29	KRW	43,094	0	0
01/2025	126	TWD	4,116	0	(1)
02/2025	CNH	16,041	$2,204	17	0
03/2025	KRW	42,985	29	0	0
04/2025	TWD	4,096	126	1	0
05/2025	CNH	1,486	206	3	0
SOG	01/2025	$334	PLN	1,359	0	(5)
TOR	01/2025	JPY	493,673	$3,281	141	0
UAG	01/2025	291,446	1,952	98	0
01/2025	$200	PLN	813	0	(3)
03/2025	8,859	JPY	1,351,405	0	(199)

Total Forward Foreign Currency Contracts	$1,468	$(605)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(410)	$(218)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(68)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(4)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,600	(284)	(345)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,600	(284)	(27)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	1,900	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	1,900	(13)	(24)

$(695)	$(469)

Total Written Options	$(1,105)	$(687)

(g)

Securities with an aggregate market value of $601 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$321	$0	$321
U.S. Government Agencies	0	69,234	0	69,234
U.S. Treasury Obligations	0	404,289	0	404,289
Non-Agency Mortgage-Backed Securities	0	12,188	0	12,188
Asset-Backed Securities
CMBS Other	0	15,131	0	15,131
Home Equity Other	0	12,717	0	12,717
Whole Loan Collateral	0	892	0	892
Other ABS	0	6,950	0	6,950
Sovereign Issues	0	34,110	0	34,110
Preferred Securities
Banking & Finance	0	160	0	160

	$0	$555,992	$0	$555,992
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,016	$0	$0	$5,016

Total Investments	$5,016	$555,992	$0	$561,008

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	114	279	0	393
Over the counter	0	1,468	0	1,468

	$114	$1,747	$0	$1,861
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(110)	(137)	0	(247)
Over the counter	0	(1,292)	0	(1,292)

	$(110)	$(1,429)	$0	$(1,539)

Total Financial Derivative Instruments	$4	$318	$0	$322

Totals	$5,020	$556,310	$0	$561,330

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.0% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,297	$2,943

Total Corporate Bonds & Notes (Cost $3,297)		2,943

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,397
3.500% due 06/25/2044	3,444	3,027
4.000% due 09/25/2044 - 10/25/2044	6,350	5,982
4.250% due 04/25/2037	146	140
4.500% due 06/25/2025	11	11
4.750% due 07/25/2037 •	35	34
5.133% due 10/25/2030 •	1	1
5.395% due 04/01/2028 •	2	2
5.583% due 04/25/2032 •	2	2
6.000% due 05/17/2027	11	11
6.127% due 06/01/2043 •	45	45
6.128% due 03/01/2044 •	47	47
6.500% due 07/25/2031	130	132
6.628% due 12/01/2027 •	8	8
6.750% due 06/25/2032	309	320
6.949% due 11/01/2034 •	16	16
7.000% due 05/18/2027	3	3
7.430% due 07/01/2035 •	6	6
9.000% due 06/01/2027	1	1
Federal Farm Credit Bank 5.125% due 07/09/2029	675	692
Freddie Mac
0.000% due 12/15/2042 •	1,671	1,284
3.500% due 05/15/2042 - 01/15/2048	15,991	13,921
4.000% due 07/15/2042	4,984	4,698
4.308% due 10/25/2052 ~	6,396	5,222
4.500% due 02/15/2035 - 07/15/2035	433	417
4.902% due 10/15/2043 •	1,217	1,187
5.112% due 01/15/2033 •	11	11
5.212% due 04/15/2029 - 12/15/2032 •	9	10
5.262% due 06/15/2031 •	4	4
5.500% due 06/15/2035	7,396	7,492
6.000% due 05/15/2028	5	5
6.025% due 10/25/2044 •	705	643
6.225% due 07/25/2044 •	168	162
6.262% due 01/01/2028 •	2	2
6.271% due 01/01/2028 •	4	4
6.500% due 01/01/2035 - 10/25/2043	29	29
Ginnie Mae
3.750% due 10/20/2027 - 11/20/2027 •	7	8
4.000% due 10/20/2026 •	1	1
4.000% due 08/20/2044 - 09/20/2044	6,475	5,985
4.625% due 03/20/2025 - 09/20/2026 ~	5	4
4.625% due 01/20/2027 - 01/20/2028 •	9	8
4.875% due 04/20/2026 - 06/20/2026 ~	1	2
4.875% due 04/20/2027 - 05/20/2030 •	26	26
6.000% due 08/20/2033	488	492
6.500% due 08/20/2034 - 09/20/2034	4	4
Ginnie Mae, TBA
4.000% due 01/01/2055	8,000	7,369
4.500% due 02/01/2055	2,500	2,363
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,385
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	5,749
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	106	89
6.500% due 01/01/2032 - 08/01/2037	22	22
7.000% due 02/01/2038	5	5
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055	11,000	10,058
5.500% due 02/01/2055	32,500	32,049
6.000% due 02/01/2055	21,500	21,582

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 02/01/2055	3,900	3,978

Total U.S. Government Agencies (Cost $156,262)		151,147

U.S. TREASURY OBLIGATIONS 146.2%
U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,304
1.125% due 08/15/2040 (e)	99,760	59,542
1.375% due 11/15/2040 (g)	9,060	5,611
1.750% due 08/15/2041 (e)	60,400	39,136
1.875% due 02/15/2051	19,100	10,626
2.000% due 11/15/2041 (e)	45,200	30,374
2.000% due 02/15/2050	310	180
2.250% due 08/15/2049	52,090	32,266
2.250% due 02/15/2052	4,500	2,729
2.375% due 02/15/2042	28,000	19,944
2.375% due 05/15/2051 (e)	2,400	1,510
2.500% due 05/15/2046 (g)	2,028	1,382
2.875% due 05/15/2052	20,400	14,271
3.000% due 11/15/2045 (g)	680	512
3.000% due 08/15/2048	6,800	4,969
3.000% due 02/15/2049	64,144	46,687
3.000% due 08/15/2052	66,300	47,586
3.250% due 05/15/2042	22,800	18,555
3.375% due 11/15/2048	10,300	8,048
3.625% due 08/15/2043	15,300	12,965
3.625% due 02/15/2053	51,800	42,103
3.625% due 05/15/2053	19,400	15,776
3.875% due 02/15/2043 (e)	88,700	78,297
3.875% due 05/15/2043 (e)	60,400	53,178
4.000% due 11/15/2042 (e)	72,000	64,812
4.000% due 11/15/2052	51,650	45,009
4.125% due 08/15/2044 (e)	6,900	6,246
4.125% due 08/15/2053	13,000	11,582
4.250% due 02/15/2054 (e)	36,600	33,400
4.375% due 05/15/2041	29,580	28,180
4.375% due 08/15/2043 (e)	93,600	88,107
4.500% due 02/15/2044 (e)	63,300	60,438
4.625% due 05/15/2044 (e)	62,800	60,902
4.625% due 11/15/2044 (e)	26,000	25,216
4.625% due 05/15/2054 (e)	4,600	4,471
4.750% due 02/15/2041 (e)	10,750	10,705
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025	2,433	2,405
0.125% due 01/15/2032 (g)	11,501	9,974
0.625% due 07/15/2032 (e)	15,427	13,794
1.125% due 01/15/2033 (e)	22,530	20,732
1.750% due 01/15/2034 (e)	17,766	17,037
U.S. Treasury Notes
1.500% due 11/30/2028 (e)	20,700	18,595
2.375% due 03/31/2029	24,500	22,617
3.250% due 06/30/2029	20,800	19,852
3.625% due 03/31/2030	3,900	3,759
3.750% due 05/31/2030	3,900	3,776
3.750% due 06/30/2030	6,600	6,386
3.875% due 09/30/2029 (e)	53,200	52,055
4.000% due 02/28/2030	3,900	3,829
4.000% due 02/15/2034 (e)	52,000	49,799
4.125% due 11/15/2027	200	199
4.125% due 10/31/2029	500	494
4.125% due 08/31/2030 (g)	2,700	2,659
4.375% due 11/30/2030	5,300	5,282
4.625% due 09/30/2030 (g)	2,700	2,726
4.875% due 10/31/2030	2,700	2,760

Total U.S. Treasury Obligations (Cost $1,437,208)		1,250,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Ashford Hospitality Trust
5.470% due 04/15/2035 •	247	247
5.695% due 06/15/2035 •	25	25
Atrium Hotel Portfolio Trust 5.625% due 12/15/2036 •	617	604
BANK 4.046% due 03/15/2061 ~	800	776
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
6.625% due 04/25/2033 ~	3	2
Bear Stearns ALT-A Trust 5.151% due 09/25/2035 ~	170	99
Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,519
5.926% due 03/15/2057	2,000	2,057
BMO Mortgage Trust 7.055% due 11/15/2056 ~	1,800	1,922

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

Commercial Mortgage Trust 3.140% due 10/10/2036	2,800	2,442
Countrywide Alternative Loan Trust 4.873% due 05/25/2035 •	180	166
Countrywide Home Loan Mortgage Pass-Through Trust
5.033% due 04/25/2035 •	12	12
5.093% due 03/25/2035 •	231	209
Extended Stay America Trust 5.591% due 07/15/2038 •	1,497	1,499
HarborView Mortgage Loan Trust
4.921% due 05/19/2035 •	128	124
6.337% due 07/19/2035 ~	3	2
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,072
Impac CMB Trust 4.953% due 10/25/2035 •	641	562
JP Morgan Mortgage Trust 6.082% due 07/25/2035 ~	26	26
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	103	99
2.750% due 11/25/2059 ~	703	670
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.792% due 10/25/2035 ~	484	414
Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •	135	100
6.000% due 06/25/2036	281	217
Sequoia Mortgage Trust
5.181% due 10/19/2026 •	2	2
5.185% due 07/20/2033 •	53	52
Structured Adjustable Rate Mortgage Loan Trust 4.893% due 05/25/2037 •	380	333
Structured Asset Mortgage Investments Trust
4.893% due 05/25/2036 •	58	46
5.141% due 09/19/2032 •	1	1
5.321% due 10/19/2033 •	35	32
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	809
WaMu Mortgage Pass-Through Certificates Trust
4.973% due 11/25/2045 •	10	10
5.825% due 02/25/2046 •	295	263
5.873% due 08/25/2046 •	163	136
6.225% due 06/25/2042 •	4	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,117

Total Non-Agency Mortgage-Backed Securities (Cost $22,530)		20,670

ASSET-BACKED SECURITIES 1.4%
AUTOMOBILE SEQUENTIAL 0.6%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,700	1,766
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	794
2.330% due 06/26/2028	1,200	1,128
Santander Drive Auto Receivables Trust 5.410% due 07/15/2027	1,729	1,735

		5,423

CMBS OTHER 0.1%
Ready Capital Mortgage Financing LLC 6.219% due 01/25/2037 •	558	558
VMC Finance LLC 6.500% due 02/18/2039 •	136	137

		695

HOME EQUITY OTHER 0.2%
Bear Stearns Asset-Backed Securities Trust 5.453% due 11/25/2042 •	93	92
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	9	4
MASTR Asset-Backed Securities Trust 5.003% due 10/25/2034 •	662	638
Merrill Lynch Mortgage Investors Trust 5.383% due 07/25/2035 •	453	446
Soundview Home Loan Trust 4.573% due 11/25/2036 •	129	35

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •	71	25

		1,240

OTHER ABS 0.5%
ECMC Group Student Loan Trust 5.433% due 02/27/2068 •	428	425
Invitation Homes Trust 4.000% due 09/17/2041	3,195	3,036
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •	37	37
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031	746	751

		4,249

Total Asset-Backed Securities (Cost $11,819)		11,607

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 1.0%		8,689

Total Short-Term Instruments (Cost $8,689)		8,689

Total Investments in Securities (Cost $1,639,805)		1,445,405

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	4,015,756	39,101

Total Short-Term Instruments (Cost $39,096)		39,101

Total Investments in Affiliates (Cost $39,096)		39,101

Total Investments 173.6% (Cost $1,678,901)		$1,484,506
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(848))		551
Other Assets and Liabilities, net (73.7)%		(630,045)

Net Assets 100.0%		$855,012

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.100%	12/31/2024	01/02/2025	$8,689	U.S. Treasury Bonds 4.625% due 11/15/2044	$(8,685)	$8,689	$8,691

Total Repurchase Agreements	$(8,685)	$8,689	$8,691

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	4.100%	12/31/2024	01/02/2025	$(21,348)	$(21,353)
4.530	12/31/2024	01/02/2025	(6,357)	(6,358)
BOS	4.200	12/31/2024	01/03/2025	(3,519)	(3,520)
BRC	4.400	01/02/2025	01/03/2025	(21,840)	(21,840)
BSN	4.580	12/19/2024	01/06/2025	(17,196)	(17,227)
DEU	4.350	01/02/2025	01/03/2025	(6,348)	(6,348)
4.400	12/31/2024	01/02/2025	(8,820)	(8,822)
NXN	4.550	12/20/2024	01/03/2025	(82,988)	(83,124)
STR	4.570	01/02/2025	01/03/2025	(421,761)	(421,761)
4.750	12/31/2024	01/02/2025	(452,789)	(452,909)

Total Reverse Repurchase Agreements	$(1,043,262)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2055	$100	$(82)	$(81)

Total Short Sales 0.0%	$(82)	$(81)

(e)	Securities with an aggregate market value of $595,831 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(594,487) at a weighted average interest rate of 5.158%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	24	$2,551	$(16)	$0	$(2)
U.S. Treasury 10-Year Note March Futures	03/2025	215	23,381	(329)	0	(47)

$(345)	$0	$(49)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2025	11	$(2,262)	$1		$0	$0
U.S. Treasury Long-Term Bond March Futures				03/2025	874	(99,499)	2,382		219	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2025	38	(4,518)	146		17	0
U.S. Ultra Treasury 10-Year Note March Futures				03/2025	1,510	(168,082)	2,424		377	0

							$4,953	$613		$0

Total Futures Contracts							$4,608	$613		$(49)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$996	$1,026	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	65	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	128	128	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	616	616	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	1,123	1,123	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	585	585	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	582	582	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	37	37	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(3,314)	(3,235)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	38,300	(475)	(2,319)	(2,794)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	13,600	(267)	447	180	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	52,340	308	789	1,097	43	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,905	1,981	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	1,100	0	50	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	0	62	62	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	3,200	0	140	140	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,167	1,144	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	2,400	(12)	46	34	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	5,800	0	111	111	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	89	77	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	41	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,700	(12)	104	92	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	2,600	(12)	136	124	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	2,700	(13)	136	123	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	2,300	(8)	54	46	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	2,200	(9)	67	58	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	(4)	30	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	4,100	(15)	162	147	6	0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	2,700	(10)	125	115	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(4)	57	53	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	2,200	(8)	110	102	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	1,800	(6)	80	74	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	(4)	54	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	13	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,000	(8)	90	82	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	1,400	(5)	59	54	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	4,300	(16)	225	209	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	3,900	(15)	238	223	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	107	100	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	37	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	(5)	80	75	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	(5)	86	81	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	3,200	(11)	240	229	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	2,200	(8)	(108)	(116)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	2,200	(7)	(120)	(127)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	1,700	(6)	(91)	(97)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	1,100	(3)	(55)	(58)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	3,400	(11)	(158)	(169)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,700	(5)	(82)	(87)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	2,400	(8)	(111)	(119)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	2,000	(6)	(91)	(97)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	1,500	(5)	(71)	(76)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	1,200	(4)	(60)	(64)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,600	(6)	(68)	(74)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	2,600	(9)	(107)	(116)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	3,600	(14)	(51)	(65)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	3,100	(14)	(59)	(73)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	189	189	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	369	369	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	72	72	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052	7,300	15	407	422	9	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052	2,800	(34)	165	131	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,250	(7)	(22)	(29)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,266	2,167	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	506	486	5	0

Total Swap Agreements						$(736)	$8,393	$7,657	$259	$(94)

(g)

Securities with an aggregate market value of $10,560 and cash of $7,315 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690%	01/17/2025	1,000	$(3)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,000	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,600	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	1,400	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,600	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	1,400	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,100	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,100	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,200	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,200	(7)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,600	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,600	(4)	(17)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	3,700	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	3,700	(10)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,800	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,800	(13)	(40)

Total Written Options							$(112)	$(178)

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials				$0	$2,943	$0	$2,943
U.S. Government Agencies				0	151,147	0	151,147
U.S. Treasury Obligations				0	1,250,349	0	1,250,349
Non-Agency Mortgage-Backed Securities				0	20,670	0	20,670
Asset-Backed Securities
Automobile Sequential				0	5,423	0	5,423
CMBS Other				0	695	0	695
Home Equity Other				0	1,240	0	1,240
Other ABS				0	4,249	0	4,249
Short-Term Instruments
Repurchase Agreements				0	8,689	0	8,689

				$0	$1,445,405	$0	$1,445,405
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$39,101	$0	$0	$39,101

Total Investments				$39,101	$1,445,405	$0	$1,484,506

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0	$(81)	$0	$(81)

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2024 (Unaudited)

Exchange-traded or centrally cleared	$0	$872	$0	$872

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(143)	0	(143)
Over the counter	0	(178)	0	(178)

	$0	$(321)	$0	$(321)

Total Financial Derivative Instruments	$0	$551	$0	$551

Totals	$39,101	$1,445,875	$0	$1,484,976

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration Credit Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 62.3%
ABG Intermediate Holdings LLC 6.595% due 12/21/2028 ~	$254	$255
Acrisure LLC TBD% due 11/06/2030 ~	467	468
Ahead DB Holdings LLC 7.829% due 02/01/2031 ~	295	297
AI Aqua Merger Sub, Inc. 8.053% due 07/31/2028 ~	592	594
Alliant Holdings Intermediate LLC 7.106% due 09/19/2031 ~	581	583
Alpha Generation LLC 7.107% due 09/30/2031 ~	125	126
Altice France SA 10.147% due 08/15/2028 ~	488	393
Amentum Government Services Holdings LLC 6.607% due 09/29/2031 ~	250	249
American Airlines, Inc. 9.629% due 04/20/2028 ~	210	216
AmWINS Group, Inc. 6.721% due 02/19/2028 ~	322	324
AP Core Holdings LLC 9.971% due 09/01/2027 ~	43	42
Applied Systems, Inc. 7.329% due 02/24/2031 ~	1,095	1,106
Arches Buyer, Inc. 7.707% due 12/06/2027 ~	295	288
Armor Holding LLC TBD% due 12/11/2028 ~	559	567
Artera Services LLC 8.829% due 02/15/2031 ~	398	395
Ascend Learning LLC 7.957% due 12/11/2028 ~	295	297
ASP Blade Holdings, Inc. 8.590% due 10/13/2028 ~	198	117
Aspire Bakeries Holdings LLC 8.607% due 12/13/2030 ~	598	605
Assetmark Financial Holdings, Inc. 7.079% due 09/05/2031 ~	400	402
AssuredPartners, Inc. 7.857% due 02/14/2031 ~	574	576
Asurion LLC 8.607% due 09/19/2030 ~	598	597
Athenahealth Group, Inc. 7.607% due 02/15/2029 ~	349	351
Auris Luxembourg III SARL 8.177% due 02/28/2029 ~	323	328
B&G Foods, Inc. 7.857% due 10/10/2029 ~	273	273
Barnes Group, Inc. TBD% due 12/10/2031 ~	450	451
Barracuda Networks, Inc. 9.085% due 08/15/2029 ~	98	91
Bausch & Lomb Corp. 8.329% due 09/29/2028 ~	690	695
Bausch Health Cos., Inc. 9.707% due 02/01/2027 ~	863	845
BCPE Empire Holdings, Inc. 7.857% due 12/11/2028 ~	727	732
Belron Finance U.S. LLC 7.273% due 10/16/2031 ~	475	480
Berlin Packaging LLC 7.892% due 06/07/2031 ~	296	298
BIP PipeCo Holdings LLC 6.601% due 12/06/2030 ~	361	362
Blackhawk Network Holdings, Inc. 9.357% due 03/12/2029 ~	399	404
Boost Newco Borrower LLC 6.829% due 01/31/2031 ~	542	546
Boxer Parent Co., Inc. 8.335% due 07/30/2031 ~	499	503
Bracket Intermediate Holding Corp. 8.579% due 12/12/2029 ~	494	499

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

Broadstreet Partners, Inc. 7.357% due 06/13/2031 ~	149	150
Caesars Entertainment, Inc.
6.607% due 02/06/2030 ~	123	124
6.607% due 02/06/2031 ~	298	299
Carnival Corp.
7.107% due 08/08/2027 ~	652	657
7.107% due 10/18/2028 ~	300	303
Cast & Crew Payroll LLC 8.107% due 12/29/2028 ~	298	289
Castlelake Aviation Ltd. 6.859% due 10/22/2026 ~	519	521
Cengage Learning, Inc. 7.856% (PRIME + 2.500%) due 03/24/2031 ~	423	426
Central Parent, Inc. 7.579% due 07/06/2029 ~	742	733
Century DE Buyer LLC 7.897% due 10/30/2030 ~	124	126
Champ Acquisition Corp. 8.857% due 11/25/2031 ~	100	101
Charter Communications Operating LLC 6.781% due 12/15/2031 ~	100	100
Charter NEX U.S., Inc. 7.525% due 11/29/2030 ~	492	495
Chobani LLC 8.107% due 10/25/2027 ~	594	600
Cloud Software Group, Inc.
8.079% due 03/21/2031 ~	344	346
8.339% (TSFR1M + 4.000%) due 03/30/2029 ~	696	699
Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ	32	32
8.428% due 11/01/2031 ~	375	380
Clydesdale Acquisition Holdings, Inc. 7.532% due 04/13/2029 ~	1,017	1,020
CNT Holdings I Corp. 8.085% due 11/08/2027 ~	297	299
Cornerstone Building Brands, Inc. 8.897% due 05/15/2031 ~	300	290
Cotiviti Corp. 7.303% due 05/01/2031 ~	1,514	1,524
Covanta Holding Corp. 7.024% due 11/30/2028 ~	496	498
CP Atlas Buyer, Inc. 8.207% due 11/23/2027 ~	298	292
CPPIB Capital, Inc. 7.579% due 08/20/2031 ~	574	578
Creative Artists Agency LLC 7.107% due 10/01/2031 ~	99	99
Crown Subsea Communications Holding, Inc. 8.573% due 01/30/2031 ~	299	304
CSC Holdings LLC
7.173% (TSFR6M + 2.500%) due 04/15/2027 ~	150	138
8.897% due 01/18/2028 ~	100	98
Cube Industrials Buyer, Inc. 8.132% due 10/17/2031 ~	600	605
Cvent, Inc. 7.579% due 06/17/2030 ~	262	264
Da Vinci Purchaser Corp. 7.857% due 01/08/2027 ~	199	200
Darktrace PLC 7.887% (TSFR3M + 3.250%) due 10/09/2031 ~	375	375
Delta Topco, Inc. 7.884% due 11/30/2029 ~	398	402
DirecTV Financing LLC 10.097% due 08/02/2029 ~	411	405
Dragon Buyer, Inc. 7.579% due 09/30/2031 ~	400	401
Drake Software LLC 8.607% due 06/26/2031 ~	424	413
Dun & Bradstreet Corp. 6.588% due 01/18/2029 ~	679	680
Edelman Financial Center LLC TBD% due 04/07/2028 ~	99	100
Emerald Borrower LP 6.829% due 08/04/2031 ~	224	225
Endo Luxembourg Finance Co. 8.357% (PRIME + 3.000%) due 04/23/2031 ~	224	226
Endure Digital, Inc. 8.138% due 02/10/2028 «~	380	312
Ensono LP 8.471% due 05/26/2028 ~	492	492
Envision Healthcare Corp.
11.382% due 07/20/2026 «~	202	202
12.507% due 11/03/2028 ~	810	822
EP Purchaser LLC 9.090% due 11/06/2028 ~	325	327

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

EPIC Crude Services LP 7.656% due 10/15/2031 ~	375	379
EPIC Y-Grade Services LP 10.340% (TSFR3M + 5.750%) due 06/29/2029 ~	549	550
Fertitta Entertainment LLC 7.857% due 01/27/2029 ~	295	296
Fiesta Purchaser, Inc. 7.607% due 02/12/2031 ~	448	449
FinCo I LLC 6.607% due 06/27/2029 ~	296	298
First Advantage Holdings LLC 7.607% due 10/31/2031 ~	475	481
First Student Bidco, Inc.
6.892% due 07/21/2028 ~	1,100	1,104
Focus Financial Partners LLC
TBD% due 09/15/2031 ~µ	24	24
TBD% due 09/15/2031 ~	226	228
Forest City Enterprises LP 7.959% due 12/08/2025 ~	360	354
Fortrea Holdings, Inc. 8.491% due 06/30/2030 ~	66	67
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~	574	576
Foundation Building Materials Holding Co. LLC 8.097% (TSFR3M + 3.250%) due 01/31/2028 ~	497	491
Frontier Communications Corp. 8.763% (TSFR3M + 3.500%) due 07/01/2031 ~	325	329
Garda World Security Corp. 7.897% due 02/01/2029 ~	844	848
Gates Global LLC 6.107% due 06/04/2031 ~	2	2
GBT U.S. LLC 7.626% due 07/25/2031 ~	825	830
Gen II Fund Services LLC 7.079% due 11/26/2031 ~	300	302
Genesys Cloud Services Holdings II LLC 7.357% due 12/01/2027 ~	235	238
Golden State Foods LLC 8.774% due 10/07/2031 ~	475	480
Graham Packaging Co., Inc. 6.857% due 08/04/2027 ~	25	25
Gray Television, Inc.
7.667% due 12/01/2028 ~	281	260
9.803% due 06/04/2029 ~	149	142
Great Outdoors Group LLC 8.221% due 03/06/2028 ~	295	297
Grinding Media, Inc. 8.021% due 10/12/2028 ~	295	297
Guggenheim Partners, LLC. 6.829% due 11/21/2031 ~	225	226
Gulfside Supply, Inc. 7.326% due 06/17/2031 ~	331	333
GVC Holdings Ltd. 7.079% (TSFR3M + 2.750%) due 10/31/2029 ~	246	247
Hanger, Inc.
TBD% due 10/23/2031 ~µ	40	40
TBD% due 10/23/2031 ~	310	314
HUB International Ltd. 7.367% (TSFR3M + 2.750%) due 06/20/2030 ~	698	703
Hudson River Trading LLC 7.483% due 03/18/2030 ~	449	451
Hunter Douglas, Inc. 8.021% due 02/26/2029 ~	544	544
II-VI, Inc. 6.857% due 07/02/2029 ~	326	327
Indy U.S. Bidco LLC 9.107% due 03/06/2028 ~	324	327
INEOS Enterprises Holdings U.S. Finco LLC 8.364% due 07/08/2030 ~	495	497
INEOS U.S. Finance LLC 8.107% due 02/07/2031 ~	349	352
Instructure Holdings, Inc. 7.516% due 11/13/2031 ~	450	452
IRB Holding Corp. 6.857% due 12/15/2027 ~	954	956
Isolved, Inc. 7.607% due 10/15/2030 ~	422	427
Jane Street Group LLC 6.395% due 12/15/2031 ~	800	798
Janney Montgomery Scott LLC
TBD% due 11/28/2031 ~µ	86	87
TBD% due 11/28/2031 ~	514	521
Janus International Group LLC 6.857% due 08/03/2030 ~	239	240
Johnstone Supply LLC 6.875% due 06/09/2031 ~	299	301

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

Kohler Energy Co. LLC 8.107% due 05/01/2031 ~	504	504
KUEHG Corp. 7.839% due 06/12/2030 ~	62	63
LABL, Inc. 9.457% due 10/29/2028 ~	356	345
LBM Acquisition LLC 8.297% due 06/06/2031 ~	96	95
LC Ahab U.S. Bidco LLC 7.357% due 05/01/2031 ~	349	352
Lifepoint Health, Inc. 8.406% due 05/17/2031 ~	615	618
Lorca Holdco Ltd. 7.829% due 03/25/2031 ~	298	301
Lumen Technologies, Inc. TBD% due 04/15/2030 ~	424	396
Madison IAQ LLC 7.889% due 06/21/2028 ~	686	689
Madison Safety & Flow LLC 7.607% due 09/26/2031 ~	249	252
Magenta Security Holdings LLC 11.595% due 07/27/2028 ~	21	20
Magenta Security Holdings LLC (5.500% PIK) 5.500% due 07/27/2028 ~(a)	95	34
Magenta Security Holdings LLC (6.250% PIK) 6.250% due 07/27/2028 ~(a)	28	17
Mauser Packaging Solutions Holding Co. 7.589% due 04/15/2027 ~	739	745
Mavis Tire Express Services Corp. 7.857% due 05/04/2028 ~	594	599
McAfee Corp. 7.370% due 03/01/2029 ~	1,119	1,122
Medline Borrower LP 6.607% due 10/23/2028 ~	493	495
MH SUB I LLC 8.607% due 05/03/2028 ~	615	616
MI Windows and Doors LLC 7.357% due 03/28/2031 ~	299	302
Mitchell International, Inc. 7.607% due 06/17/2031 ~	249	250
Modena Buyer LLC 8.857% due 07/01/2031 ~	400	388
Mosel Bidco SE 8.829% due 09/16/2030 ~	300	304
Motion Finco SARL 7.829% due 11/12/2029 ~	596	590
NGP XI Midstream Holdings LLC 8.329% due 07/25/2031 ~	500	505
Nouryon Finance BV 7.657% due 04/03/2028 ~	1,123	1,133
Nuvei Technologies Corp. 7.444% due 11/15/2031 ~	750	752
Olympus Water U.S. Holding Corp. TBD% due 06/20/2031 ~	413	415
Omnia Partners LLC 9.500% (EUR003M + 4.500%) due 07/25/2030 ~	399	401
Ontario Gaming GTA LP 8.579% due 08/01/2030 ~	272	273
Oscar AcquisitionCo LLC 8.495% due 04/29/2029 ~	346	342
Padagis LLC 9.596% due 07/06/2028 ~	300	279
Parexel International Corp. 7.357% due 11/15/2028 ~	818	825
Particle Investments SARL 8.357% due 03/28/2031 ~	298	301
Peer Holdings Ltd. 7.329% due 07/01/2031 ~	225	227
Pegasus Bidco BV 7.773% due 07/12/2029 ~	322	325
Peraton Corp. 8.207% due 02/01/2028 ~	145	135
PG Investment Co. 59 SARL 7.329% due 03/26/2031 ~	374	378
Phoenix Guarantor, Inc. 6.857% (PRIME + 1.500%) due 02/21/2031 ~	839	843
Planet U.S. Buyer LLC 7.521% due 02/07/2031 ~	299	301
Polaris Newco LLC 8.847% due 06/02/2028 ~	658	660
Project Alpha Intermediate Holding, Inc. 7.579% due 10/28/2030 ~	547	551
Proofpoint, Inc. 7.357% due 08/31/2028 ~	616	620
PUG LLC 9.107% due 03/15/2030 ~	587	589

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

Quartz Acquireco LLC 7.079% due 06/28/2030 ~	296	299
Radiate Holdco LLC TBD% due 09/25/2026 ~	249	219
Raven Acquisition Holdings LLC
TBD% due 11/19/2031 ~µ	13	13
TBD% due 11/19/2031 ~	187	187
RealPage, Inc. 7.590% due 04/24/2028 ~	920	920
Renaissance Holdings Corp. 8.357% due 04/05/2030 ~	397	397
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~	375	378
Scientific Games Holdings LP 7.590% due 04/04/2029 ~	782	785
SCIH Salt Holdings, Inc. 7.585% due 01/31/2029 ~	148	148
Sedgwick Claims Management Services, Inc. 7.585% due 07/31/2031 ~	296	298
Select Medical Corp. 6.531% due 12/03/2031 ~	53	53
Sophia LP 9.107% due 11/15/2032 ~	750	766
Sotera Health Holdings LLC 7.835% (TSFR3M + 3.250%) due 05/30/2031 ~	125	125
Specialty Building Products Holdings LLC 8.207% due 10/15/2028 ~	123	122
Speedster Bidco GMBH TBD% due 10/17/2031 ~	500	502
Spirit AeroSystems, Inc. 9.085% due 01/15/2027 ~	392	396
Spring Education Group, Inc. 8.329% due 10/04/2030 ~	198	199
Star Parent, Inc. 8.329% due 09/27/2030 ~	596	583
Starwood Property Trust, Inc. TBD% due 12/12/2029 ~	1,200	1,198
Surgery Center Holdings, Inc. 7.089% due 12/19/2030 ~	717	724
Syniverse Holdings, Inc. 11.329% due 05/13/2027 ~	543	546
Taboola.com Ltd. 8.471% due 09/01/2028 ~	275	275
Tacala LLC 7.857% due 01/31/2031 ~	522	527
Tempo Acquisition LLC 6.607% due 08/31/2028 ~	379	381
TGP Holdings III LLC 7.707% due 06/29/2028 ~	325	318
Tidal Waste & Recycling Holdings LLC 7.829% due 10/24/2031 ~	450	454
TIH Insurance Holdings LLC 7.079% due 05/06/2031 ~	460	462
TK Elevator U.S. Newco, Inc. 8.588% due 04/30/2030 ~	444	448
Topgolf Callaway Brands Corp. 7.357% due 03/18/2030 ~	570	568
TransDigm, Inc. 6.829% due 02/28/2031 ~	641	643
Travel & Leisure Co. 6.927% due 12/14/2029 ~	199	199
Trident TPI Holdings, Inc. 8.188% due 09/15/2028 ~	397	401
Triton Water Holdings, Inc.
7.840% due 03/31/2028 ~	295	298
8.329% due 03/31/2028 ~	298	301
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~	549	516
UFC Holdings LLC 6.770% due 11/21/2031 ~	525	529
UGI Energy Services LLC 6.857% due 02/22/2030 ~	185	186
UKG, Inc. 7.325% due 02/10/2031 ~	1,025	1,034
United Talent Agency LLC 8.197% due 07/07/2028 ~	1,026	1,034
Univision Communications, Inc. 8.579% due 06/24/2029 ~	295	296
USI, Inc.
6.579% due 11/22/2029	305	304
6.579% due 09/27/2030	296	296
Varsity Brands, Inc. 8.271% due 08/26/2031 ~	400	401
Virgin Media Bristol LLC 7.762% due 01/31/2029 ~	425	424

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

VS Buyer LLC 7.120% due 04/12/2031 ~	823	830
Wand NewCo 3, Inc. 7.607% due 01/30/2031 ~	488	491
WaterBridge Midstream Operating LLC
9.022% due 05/10/2029 ~	499	505
9.077% due 06/27/2029 ~	274	274
Weber-Stephen Products LLC 7.721% due 10/30/2027 ~	197	197
Whatabrands LLC 6.857% due 08/03/2028 ~	295	297
White Cap Buyer LLC 7.607% due 10/19/2029 ~	175	176
Windsor Holdings LLC 7.856% due 08/01/2030 ~	396	401
Worldwide Express Operations LLC 8.329% due 07/26/2028 ~	344	346
XPLOR T1 LLC TBD% due 06/24/2031 ~	425	429
Zayo Group Holdings, Inc. 7.471% due 03/09/2027 ~	200	188
Zelis Payments Buyer Inc. 7.607% (EUR012M + 4.000%) due 11/26/2031 ~	525	528
Zuora, Inc. TBD% due 12/13/2031 ~	650	648

Total Loan Participations and Assignments (Cost $93,306)		94,232

CORPORATE BONDS & NOTES 29.4%
BANKING & FINANCE 5.5%
Acrisure LLC 8.250% due 02/01/2029	100	104
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	100	99
6.750% due 10/15/2027	300	298
Allied Universal Holdco LLC 4.625% due 06/01/2028	325	307
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	200	204
Brandywine Operating Partnership LP 8.875% due 04/12/2029	250	266
Burford Capital Global Finance LLC 9.250% due 07/01/2031	500	531
Encore Capital Group, Inc. 8.500% due 05/15/2030	675	711
Focus Financial Partners LLC 0.000% due 09/15/2031	100	100
Freedom Mortgage Corp. 12.000% due 10/01/2028	425	463
GGAM Finance Ltd.
6.875% due 04/15/2029	100	102
8.000% due 02/15/2027	75	77
Hudson Pacific Properties LP
3.950% due 11/01/2027	50	43
5.950% due 02/15/2028	250	214
Icahn Enterprises LP
6.250% due 05/15/2026	180	179
9.000% due 06/15/2030	125	120
9.750% due 01/15/2029	200	201
Iron Mountain, Inc. 6.250% due 01/15/2033	300	299
Jefferies Finance LLC 5.000% due 08/15/2028	200	188
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	400	425
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031	225	232
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	350	355
Navient Corp. 4.875% due 03/15/2028	175	167
Newmark Group, Inc. 7.500% due 01/12/2029	650	680
OneMain Finance Corp.
6.625% due 05/15/2029	250	253
7.125% due 03/15/2026	150	153
Oxford Finance LLC 6.375% due 02/01/2027	200	198
Panther Escrow Issuer LLC 7.125% due 06/01/2031	75	76
Pebblebrook Hotel LP 6.375% due 10/15/2029	50	50
PennyMac Financial Services, Inc. 7.125% due 11/15/2030	250	253

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

PRA Group, Inc. 8.875% due 01/31/2030	150	156
RLJ Lodging Trust LP 4.000% due 09/15/2029	275	249
Starwood Property Trust, Inc. 6.500% due 07/01/2030	250	251
USI, Inc. 7.500% due 01/15/2032	225	233
Vornado Realty LP 2.150% due 06/01/2026	75	71
XHR LP 6.625% due 05/15/2030	50	50

		8,358

INDUSTRIALS 23.2%
Ahead DB Holdings LLC 6.625% due 05/01/2028	350	343
Allegiant Travel Co. 7.250% due 08/15/2027	150	151
Altice France SA 8.125% due 02/01/2027	300	243
ams-OSRAM AG 12.250% due 03/30/2029	225	219
Arcosa, Inc. 6.875% due 08/15/2032	100	102
Ardagh Metal Packaging Finance USA LLC 4.000% due 09/01/2029	275	237
Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	75	75
9.000% due 11/01/2027	100	121
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	475	464
B&G Foods, Inc. 8.000% due 09/15/2028	325	334
Bausch Health Americas, Inc. 8.500% due 01/31/2027	25	21
Bausch Health Cos., Inc.
4.875% due 06/01/2028	250	200
5.000% due 01/30/2028	100	68
5.000% due 02/15/2029	75	45
5.750% due 08/15/2027	125	109
11.000% due 09/30/2028	150	143
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	150	150
Beacon Roofing Supply, Inc. 4.125% due 05/15/2029	100	95
Beazer Homes USA, Inc. 7.500% due 03/15/2031	150	152
Blackstone Mortgage Trust, Inc. 7.750% due 12/01/2029	75	77
Block, Inc. 6.500% due 05/15/2032	290	293
Capstone Borrower, Inc. 8.000% due 06/15/2030	50	52
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028	100	107
CCO Holdings LLC
4.750% due 03/01/2030	500	457
5.375% due 06/01/2029	575	550
Cerdia Finanz GmbH 9.375% due 10/03/2031	175	183
Chord Energy Corp. 6.375% due 06/01/2026	50	50
Churchill Downs, Inc. 4.750% due 01/15/2028	200	193
Civitas Resources, Inc.
8.625% due 11/01/2030	300	314
8.750% due 07/01/2031	175	183
Clarivate Science Holdings Corp. 3.875% due 07/01/2028	250	233
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/2029	175	153
7.750% due 04/15/2028	175	158
CommScope LLC
4.750% due 09/01/2029	100	89
6.000% due 03/01/2026	150	149
7.125% due 07/01/2028	50	44
8.250% due 03/01/2027	75	72
CommScope Technologies LLC 5.000% due 03/15/2027	450	403
Community Health Systems, Inc.
6.000% due 01/15/2029	25	22
6.875% due 04/15/2029	275	208
8.000% due 12/15/2027	450	450
10.875% due 01/15/2032	175	181

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

CoreLogic, Inc. 4.500% due 05/01/2028	300	281
CSC Holdings LLC
5.375% due 02/01/2028	50	43
5.500% due 04/15/2027	225	202
6.500% due 02/01/2029	225	190
7.500% due 04/01/2028	100	69
11.250% due 05/15/2028	100	99
11.750% due 01/31/2029	225	222
DaVita, Inc. 6.875% due 09/01/2032	75	76
Dcli Bidco LLC 7.750% due 11/15/2029	175	180
Deluxe Corp.
8.000% due 06/01/2029	350	338
8.125% due 09/15/2029	25	25
DISH DBS Corp.
5.250% due 12/01/2026	700	638
7.375% due 07/01/2028	100	72
7.750% due 07/01/2026	175	147
DISH Network Corp. 11.750% due 11/15/2027	275	292
Dye & Durham Ltd. 8.625% due 04/15/2029	100	105
Ellucian Holdings, Inc. 6.500% due 12/01/2029	150	150
Frontier Communications Holdings LLC 6.750% due 05/01/2029	100	101
GFL Environmental, Inc. 4.375% due 08/15/2029	250	237
Global Medical Response, Inc. (9.500% Cash and 0.750% PIK) 10.250% due 10/31/2028 (a)	354	355
GN Bondco LLC 9.500% due 10/15/2031	450	474
Goat Holdco LLC 6.750% due 02/01/2032	250	248
goeasy Ltd.
6.875% due 05/15/2030	150	151
7.625% due 07/01/2029	175	179
9.250% due 12/01/2028	500	533
Griffon Corp. 5.750% due 03/01/2028	200	196
Gulfport Energy Corp. 6.750% due 09/01/2029	100	101
GYP Holdings Corp. 4.625% due 05/01/2029	300	283
Hologic, Inc. 3.250% due 02/15/2029	100	90
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	300	316
Imola Merger Corp. 4.750% due 05/15/2029	225	214
JELD-WEN, Inc. 4.875% due 12/15/2027	325	309
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	350	337
LABL, Inc. 8.625% due 10/01/2031	125	116
LBM Acquisition LLC 6.250% due 01/15/2029	200	184
Level 3 Financing, Inc.
10.500% due 04/15/2029	225	252
11.000% due 11/15/2029	63	71
LifePoint Health, Inc. 11.000% due 10/15/2030	200	220
Lithia Motors, Inc. 3.875% due 06/01/2029	100	91
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	100	95
Magnolia Oil & Gas Operating LLC 6.875% due 12/01/2032	300	297
Matador Resources Co.
6.250% due 04/15/2033	250	243
6.500% due 04/15/2032	150	149
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	200	204
MEG Energy Corp. 5.875% due 02/01/2029	100	98
Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	75	74
MGM Resorts International 5.500% due 04/15/2027	125	124
Michaels Cos., Inc. 5.250% due 05/01/2028	100	76
Mineral Resources Ltd.
8.000% due 11/01/2027	100	102

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

9.250% due 10/01/2028	600	630
Molina Healthcare, Inc. 4.375% due 06/15/2028	200	190
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	225	193
NCL Corp. Ltd. 8.125% due 01/15/2029	225	237
NCR Atleos Corp. 9.500% due 04/01/2029	150	163
NCR Voyix Corp. 5.125% due 04/15/2029	25	24
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	200	186
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	200	176
Nexstar Media, Inc. 4.750% due 11/01/2028	100	93
NFE Financing LLC 12.000% due 11/15/2029	271	285
Northriver Midstream Finance LP 6.750% due 07/15/2032	250	252
NuStar Logistics LP 6.000% due 06/01/2026	150	150
Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	153
7.250% due 06/15/2031	100	102
ON Semiconductor Corp. 3.875% due 09/01/2028	200	188
OneSky Flight LLC 8.875% due 12/15/2029	150	150
Open Text Corp. 3.875% due 02/15/2028	275	259
Organon & Co.
4.125% due 04/30/2028	400	376
6.750% due 05/15/2034	125	124
Performance Food Group, Inc. 4.250% due 08/01/2029	225	209
Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	250	245
PetSmart, Inc. 4.750% due 02/15/2028	200	189
Post Holdings, Inc. 6.250% due 10/15/2034	175	171
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	500	487
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	107
Rakuten Group, Inc. 8.125% due 12/15/2029 •(c)	75	74
Rand Parent LLC 8.500% due 02/15/2030	300	302
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	225	223
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	500	497
Sable International Finance Ltd. 7.125% due 10/15/2032	400	393
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	175	165
Scripps Escrow, Inc. 3.875% due 01/15/2029	50	37
Seadrill Finance Ltd. 8.375% due 08/01/2030	575	587
Seagate HDD Cayman
4.091% due 06/01/2029	125	117
8.250% due 12/15/2029	100	107
Shift4 Payments LLC 6.750% due 08/15/2032	200	204
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	300	310
SM Energy Co.
6.500% due 07/15/2028	50	50
6.625% due 01/15/2027	50	50
Sotera Health Holdings LLC 7.375% due 06/01/2031	325	330
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	75	76
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	400	443
Standard Building Solutions, Inc. 6.500% due 08/15/2032	50	50
Standard Industries, Inc. 4.750% due 01/15/2028	200	192
Station Casinos LLC 4.500% due 02/15/2028	275	261

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

Strathcona Resources Ltd. 6.875% due 08/01/2026	450	451
Sunoco LP 4.500% due 05/15/2029	250	236
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	300	306
TEGNA, Inc. 4.625% due 03/15/2028	375	356
Terex Corp. 6.250% due 10/15/2032	150	147
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	175	164
TopBuild Corp. 4.125% due 02/15/2032	350	310
Transocean Aquila Ltd. 8.000% due 09/30/2028	136	140
TreeHouse Foods, Inc. 4.000% due 09/01/2028	175	159
TriNet Group, Inc. 3.500% due 03/01/2029	175	158
Triumph Group, Inc. 9.000% due 03/15/2028	554	577
Twilio, Inc. 3.625% due 03/15/2029	100	92
Under Armour, Inc. 3.250% due 06/15/2026	100	97
Univision Communications, Inc.
4.500% due 05/01/2029	175	157
8.000% due 08/15/2028	150	153
8.500% due 07/31/2031	175	172
USA Compression Partners LP 7.125% due 03/15/2029	450	458
Valaris Ltd. 8.375% due 04/30/2030	275	278
Venture Global LNG, Inc.
7.000% due 01/15/2030	175	178
8.125% due 06/01/2028	325	338
9.875% due 02/01/2032	700	768
Victoria's Secret & Co. 4.625% due 07/15/2029	325	297
Viking Cruises Ltd. 5.875% due 09/15/2027	100	100
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	175	166
Viridien 8.750% due 04/01/2027	250	246
VOC Escrow Ltd. 5.000% due 02/15/2028	100	98
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	225	223
Wayfair LLC 7.250% due 10/31/2029	100	100
Williams Scotsman, Inc. 6.625% due 06/15/2029	100	101
Wynn Resorts Finance LLC 6.250% due 03/15/2033	100	99
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	200	185
Zegona Finance PLC 8.625% due 07/15/2029	200	213
ZoomInfo Technologies LLC 3.875% due 02/01/2029	200	182

		35,054

UTILITIES 0.7%
Aethon United BR LP 7.500% due 10/01/2029	275	282
Antero Midstream Partners LP 6.625% due 02/01/2032	175	176
Calpine Corp.
4.500% due 02/15/2028	175	168
5.125% due 03/15/2028	225	218
Edison International 8.125% due 06/15/2053 •	75	78
Vistra Operations Co. LLC 6.875% due 04/15/2032	200	205

		1,127

Total Corporate Bonds & Notes (Cost $44,024)		44,539

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Notes
3.875% due 08/15/2034	575	544
4.125% due 10/31/2031	1,750	1,713

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

4.625% due 06/30/2025	6,700	6,717

Total U.S. Treasury Obligations (Cost $8,986)		8,974

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.0%
New Fortress Energy, Inc. «(b)	4,142	57

HEALTH CARE 0.4%
Amsurg Equity «(b)(d)	11,642	533

Total Common Stocks (Cost $487)		590

Total Investments in Securities (Cost $146,803)		148,335

INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	196,740	1,916

Total Short-Term Instruments (Cost $1,915)		1,916

Total Investments in Affiliates (Cost $1,915)		1,916

Total Investments 99.3% (Cost $148,718)		$150,251
Financial Derivative Instruments (e)(f) 0.3%(Cost or Premiums, net $712)		396
Other Assets and Liabilities, net 0.4%		642

Net Assets 100.0%		$151,289

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity						11/02/2023 - 11/06/2023		$487	$533	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(941) at a weighted average interest rate of 4.904%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2025	23	$4,729	$(5)		$0	$0
U.S. Treasury 5-Year Note March Futures				03/2025	43	4,571	(38)		0	(4)

Total Futures Contracts							$(43)		$0	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.678%	$400	$54	$(1)	$53	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029	$11,275	$928	$(40)	$888	$10	$0

Total Swap Agreements						$982	$(41)	$941	$10	$0

Cash of $1,654 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	06/20/2025	$7,975	$(79)	$105	$26	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	12,000	(154)	518	364	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	09/22/2025	3,400	(37)	37	0	0

Total Swap Agreements								$(270)	$660	$390	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$93,718	$514		$94,232
Corporate Bonds & Notes
Banking & Finance						0	8,358	0		8,358
Industrials						0	34,878	176		35,054
Utilities						0	1,127	0		1,127
U.S. Treasury Obligations						0	8,974	0		8,974
Common Stocks
Energy						0	0	57		57
Health Care						0	0	533		533
Loan Participations and Assignments						0	0	0		0

						$0	$147,055	$1,280		$148,335
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$1,916	$0	$0		$1,916

Total Investments						$1,916	$147,055	$1,280		$150,251

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	10	0		10
Over the counter						0	390	0		390

						$0	$400	$0		$400
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(4)	$0		$(4)

Total Financial Derivative Instruments						$0	$396	$0		$396

Totals						$1,916	$147,451	$1,280		$150,647

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.4% ¤
CORPORATE BONDS & NOTES 18.9%
BANKING & FINANCE 15.9%
American Express Co. 5.645% due 04/23/2027 •		$1,000	$1,011
American Honda Finance Corp. 5.324% due 01/10/2025 •		800	800
Asian Development Bank
6.000% due 02/05/2026	BRL	11,000	1,649
6.550% due 01/26/2025	ZAR	32,000	1,693
Athene Global Funding 4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	600	623
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		$3,000	3,025
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		400	402
Barclays PLC
2.852% due 05/07/2026 •		900	893
7.325% due 11/02/2026 •		800	815
BPCE SA
5.975% due 01/18/2027 •		400	403
6.612% due 10/19/2027 •		800	820
Citibank NA
4.876% due 11/19/2027 •		600	601
4.929% due 08/06/2026		500	502
5.438% due 04/30/2026		1,100	1,110
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,332
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		500	501
CTP NV 0.625% due 09/27/2026	EUR	1,100	1,099
Deutsche Bank AG 4.999% due 09/11/2030 •		$600	587
Digital Dutch Finco BV 0.625% due 07/15/2025	EUR	2,000	2,050
Equinix, Inc. 1.000% due 09/15/2025		$1,500	1,461
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,615
Goldman Sachs Bank USA 5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	802
Hana Bank 5.375% due 04/23/2027		1,500	1,523
HAT Holdings LLC 3.375% due 06/15/2026		850	824
ING Groep NV 1.400% due 07/01/2026 •		3,100	3,046
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,332
JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$500	509
6.070% due 10/22/2027 •		1,000	1,024
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,965
Morgan Stanley
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	806
6.138% due 10/16/2026 •		1,600	1,617
Norinchukin Bank
1.284% due 09/22/2026		2,200	2,063
5.094% due 10/16/2029		500	497
5.430% due 03/09/2028		600	604
OneMain Finance Corp. 3.500% due 01/15/2027		800	764
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,825
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,218
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,210
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	406
Toronto-Dominion Bank 5.264% due 12/11/2026		1,200	1,213

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Toyota Motor Credit Corp. 4.550% due 08/07/2026		200	200
UBS Group AG
5.711% due 01/12/2027 •		1,300	1,310
7.750% due 03/01/2029 •	EUR	600	708

			49,458

INDUSTRIALS 1.6%
Denso Corp. 4.420% due 09/11/2029		$500	491
Hyundai Capital America 5.800% due 06/26/2025		600	602
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		811	733
Smurfit Kappa Treasury ULC 1.500% due 09/15/2027	EUR	800	804
Weir Group PLC 2.200% due 05/13/2026		$2,500	2,405

			5,035

UTILITIES 1.4%
AES Corp. 5.450% due 06/01/2028		1,000	1,006
Electricite de France SA 3.625% due 10/13/2025		500	495
Enel Finance International NV 1.625% due 07/12/2026		1,500	1,431
NBN Co. Ltd. 4.000% due 10/01/2027		300	294
Southern Power Co. 0.900% due 01/15/2026		1,000	961

			4,187

Total Corporate Bonds & Notes (Cost $60,852)			58,680

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2020 1.168% due 06/01/2026		1,000	957

NEW YORK 0.4%
New York City Housing Development Corp. Revenue Bonds, Series 2021
0.823% due 05/01/2025		225	222
0.923% due 11/01/2025		250	243
1.023% due 05/01/2026		650	622
1.123% due 11/01/2026		250	236

			1,323

Total Municipal Bonds & Notes (Cost $2,375)			2,280

U.S. GOVERNMENT AGENCIES 36.2%
Fannie Mae
0.700% due 07/30/2025		8,200	8,029
1.000% due 01/25/2043		3	3
3.500% due 02/25/2043 (a)		158	7
4.587% due 08/01/2029 •		2	2
4.758% due 12/25/2042 ~		2	2
5.000% due 01/25/2040 - 07/25/2040		81	80
5.033% due 09/25/2042 •		22	22
5.750% due 10/25/2035		2	2
5.939% due 02/01/2031 •		1	1
6.128% due 07/01/2042 •		4	4
6.177% due 09/01/2041 •		11	11
6.568% due 11/01/2034 •		2	2
6.647% due 11/01/2035 •		2	2
6.703% due 07/01/2035 •		0	1
7.268% due 11/01/2035 •		4	4
7.315% due 05/01/2035 •		1	1
7.522% due 08/01/2035 •		13	14
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		8,200	7,964
0.680% due 08/06/2025		8,200	8,027
0.800% due 10/28/2026		1,700	1,595
0.826% due 02/25/2031		2,648	2,292
1.143% due 09/25/2030 ~(a)		13,770	688
2.141% due 08/15/2044 •		98	96
2.875% due 04/25/2026		1,900	1,868
2.939% due 04/25/2029		1,900	1,769
3.000% due 01/01/2027		11	10
3.590% due 01/25/2025 ~		9	9

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

4.000% due 06/01/2048	368	343
5.000% due 10/01/2033	2	2
5.369% due 12/15/2042 •	324	320
5.422% due 10/15/2037 •	19	19
6.025% due 02/25/2045 •	10	10
6.500% due 07/25/2043	30	31
7.327% due 08/01/2035 •	5	5
7.417% due 06/01/2035 •	8	9
7.455% due 07/01/2035 •	2	2
Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,513	1,368
4.000% due 06/20/2048	561	518
4.625% due 02/20/2032 •	3	3
4.875% due 06/20/2027 •	1	1
4.967% due 10/20/2043 •	241	232
5.000% due 05/20/2030 •	3	3
5.226% due 02/20/2067 •	117	117
5.266% due 07/20/2067 •	167	166
5.346% due 05/20/2066 •	8	8
5.366% due 04/20/2065 •	243	243
5.396% due 03/20/2065 •	526	525
5.416% due 11/20/2065 •	26	27
5.421% due 04/20/2065 •	29	29
5.431% due 06/20/2065 •	34	34
5.486% due 02/20/2066 •	25	25
5.536% due 10/20/2066 •	302	303
5.565% due 08/20/2073 •	692	702
5.765% due 11/20/2072 •	3,651	3,727
5.775% due 11/20/2072 •	4,192	4,284
6.723% due 06/20/2067 •	553	559
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,578	1,301
3.000% due 12/01/2026 - 04/01/2052	13,465	11,613
4.000% due 08/01/2047 - 10/01/2053	6,118	5,610
4.500% due 07/01/2053 - 10/01/2053	15,803	14,886
5.000% due 04/01/2053 - 11/01/2053	27,769	26,854
5.500% due 01/01/2025 - 08/01/2053	806	797
Uniform Mortgage-Backed Security, TBA
4.000% due 03/01/2055	4,100	3,749
5.500% due 02/01/2055	1,800	1,775

Total U.S. Government Agencies (Cost $115,667)		112,705

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025	367	365
0.125% due 10/15/2025	608	601
0.375% due 07/15/2025	1,730	1,720
0.625% due 07/15/2032	2,282	2,040
1.125% due 01/15/2033	2,119	1,950
U.S. Treasury Notes
3.625% due 05/15/2026	37,300	36,998
4.875% due 04/30/2026	2,000	2,016

Total U.S. Treasury Obligations (Cost $45,983)		45,690

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Banc of America Funding Trust 5.670% due 05/25/2035 ~	44	41
Banc of America Mortgage Trust
5.640% due 03/25/2033 ~	54	51
6.565% due 08/25/2034 ~	11	11
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,200	2,143
Bear Stearns Adjustable Rate Mortgage Trust
5.957% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
5.151% due 09/25/2035 ~	6	3
5.515% due 05/25/2035 ~	12	12
Beast Mortgage Trust 5.562% due 03/15/2036 •	1,500	1,337
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	2,200	2,046
BSREP Commercial Mortgage Trust 5.462% due 08/15/2038 •	3,507	3,268
BX Trust 5.146% due 04/15/2039 •	551	548
Citigroup Mortgage Loan Trust
4.523% due 01/25/2037 •	20	17
7.230% due 10/25/2035 •	2	2
7.410% due 05/25/2035 •	1	1
Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~	9	9
5.400% due 02/20/2035 ~	2	2
6.248% due 02/20/2036 •	25	22

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

DROP Mortgage Trust 5.661% due 10/15/2043 •		2,200	2,091
Eurosail PLC 5.796% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	379	472
Extended Stay America Trust 5.591% due 07/15/2038 •		$3,347	3,352
First Horizon Alternative Mortgage Securities Trust 5.959% due 01/25/2035 ~		47	45
Gemgarto PLC 5.317% due 12/16/2067 •	GBP	312	391
GMAC Mortgage Corp. Loan Trust 3.666% due 11/19/2035 ~		$4	3
Great Hall Mortgages PLC 4.812% due 06/18/2039 •		6	6
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		14	12
5.081% due 06/25/2034 ~		5	4
5.330% due 09/25/2035 ~		13	13
JP Morgan Chase Commercial Mortgage Securities Trust
5.522% due 06/15/2038 •		2,200	2,185
5.562% due 04/15/2038 •		2,268	2,268
JP Morgan Mortgage Trust 5.750% due 01/25/2036		21	9
Morgan Stanley Capital Trust 5.681% due 12/15/2038 •		1,100	1,061
One New York Plaza Trust 5.462% due 01/15/2036 •		2,200	2,101
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.013% due 12/25/2035 •		19	18
Prime Mortgage Trust 4.853% due 02/25/2034 •		1	1
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		2,200	2,149
Starwood Mortgage Trust
5.370% due 11/15/2036 •		1,840	1,827
5.612% due 04/15/2034 •		408	405
Structured Adjustable Rate Mortgage Loan Trust
6.225% due 01/25/2035 •		21	19
7.203% due 02/25/2034 ~		8	8
Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •		37	14
4.981% due 07/19/2035 •		3	2
5.013% due 02/25/2036 •		7	5
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,538
2.850% due 02/12/2041		300	242
VASA Trust 5.412% due 07/15/2039 •		2,900	2,764
WaMu Mortgage Pass-Through Certificates Trust
4.993% due 12/25/2045 •		4	4
5.033% due 10/25/2045 •		27	26
5.193% due 11/25/2034 •		17	17
6.225% due 06/25/2042 •		3	2

Total Non-Agency Mortgage-Backed Securities (Cost $34,112)			32,570

ASSET-BACKED SECURITIES 10.7%
AUTOMOBILE ABS OTHER 0.1%
BMW Vehicle Lease Trust 4.969% due 07/27/2026 •		316	317

AUTOMOBILE SEQUENTIAL 1.3%
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		375	378
FHF Issuer Trust 5.690% due 02/15/2030		691	698
FHF Trust
4.430% due 01/18/2028		457	456
6.570% due 06/15/2028		470	475
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	1,007
5.570% due 09/25/2029		1,000	1,008

			4,022

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •		1,203	1,206

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

MF1 Ltd. 5.570% due 10/16/2036 •		1,254	1,251

			2,457

CREDIT CARD BULLET 0.3%
Master Credit Card Trust 5.450% due 01/21/2027 •		1,000	1,003

CREDIT CARD OTHER 0.5%
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		1,500	1,506

HOME EQUITY OTHER 0.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.563% due 03/25/2035 •		849	834
Countrywide Asset-Backed Certificates Trust 5.193% due 12/25/2034 •		785	765
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •		2	1
Morgan Stanley ABS Capital, Inc. Trust 4.553% due 07/25/2036 •		8	3
NovaStar Mortgage Funding Trust 4.773% due 05/25/2036 •		63	63
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •		40	8
Structured Asset Investment Loan Trust 5.158% due 03/25/2034 •		37	37

			1,711

OTHER ABS 7.1%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		1,000	1,003
5.946% due 07/15/2034 •		1,500	1,505
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		700	700
Anchorage Capital CLO Ltd. 5.470% due 01/20/2035 •		1,000	1,000
Arbour CLO DAC 4.126% due 12/15/2038 •	EUR	900	933
Ares European CLO DAC 4.128% due 10/21/2034 •		600	623
Avoca Static CLO DAC 3.811% due 01/15/2035 •		500	518
College Avenue Student Loans LLC 5.653% due 12/26/2047 •		$1,680	1,678
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,644	1,283
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		500	502
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		767	591
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		5	5
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,565	1,349
Ocean Trails CLO
5.946% due 07/15/2034 •		1,500	1,505
5.956% due 10/15/2034 •		1,000	1,003
Regatta Funding Ltd. 5.856% due 01/15/2033 •		1,000	1,003
Service Experts Issuer 2.670% due 02/02/2032		558	541
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,058	1,799
5.400% due 04/30/2058		482	460
Sunrun Demeter Issuer 2.270% due 01/30/2057		2,616	2,199
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		900	900
Trinitas CLO Ltd. 5.466% due 10/20/2033 •		1,100	1,100

			22,200

Total Asset-Backed Securities (Cost $34,487)			33,216

SOVEREIGN ISSUES 0.7%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		1,000	1,019
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	695

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Korea Housing Finance Corp. 4.875% due 08/27/2027	$400	402

Total Sovereign Issues (Cost $2,205)		2,116

SHORT-TERM INSTRUMENTS 14.0%
REPURCHASE AGREEMENTS (c) 14.0%		43,700

Total Short-Term Instruments (Cost $43,700)		43,700

Total Investments in Securities (Cost $339,381)		330,957

Total Investments 106.4% (Cost $339,381)		$330,957
Financial Derivative Instruments (d)(e) 0.2%(Cost or Premiums, net $934)		707
Other Assets and Liabilities, net (6.6)%		(20,553)

Net Assets 100.0%		$311,111

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$23,300	U.S. Treasury Notes 4.250% due 06/30/2029	$(23,732)	$23,300	$23,306
4.550	01/02/2025	01/03/2025	20,400	U.S. Treasury Notes 4.625% due 04/30/2029	(20,811)	20,400	20,400

Total Repurchase Agreements	$(44,543)	$43,700	$43,706

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2055	$(600)	$(495)	$(489)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2055	(14,200)	(12,089)	(12,063)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2055	(700)	(685)	(675)

Total Short Sales (4.3)%	$(13,269)	$(13,227)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(214) at a weighted average interest rate of 5.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	1	1	$0	$(1)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	1	1	0	0
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	1	1	(1)	(2)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	1	1	0	0

Total Written Options	$(1)	$(3)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	1,111	$228,432	$(75)	$0	$(17)
U.S. Treasury 5-Year Note March Futures	03/2025	301	31,998	(158)	0	(24)

$(233)	$0	$(41)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	289	$(31,429)	$313	$63	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	267	(29,720)	442	67	0

$755	$130	$0

Total Futures Contracts	$522	$130	$(41)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	200	$1	$1	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,800	$168	$(237)	$(69)	$30	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$3,960	27	0	27	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	7,100	(27)	(405)	(432)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,700	8	42	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	300	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	800	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	300	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	740	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	400	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	7,140	737	267	1,004	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	300	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	300	(1)	13	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	120	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	5	5	0	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	15	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034	200	(1)	1	0	0	(1)

$901	$(142)	$759	$47	$(5)

Total Swap Agreements	$902	$(141)	$761	$47	$(5)

Cash of $2,903 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	NZD	775	$457	$23	$0
BPS	01/2025	BRL	11,057	1,967	177	0
01/2025	CAD	1,088	776	19	0
01/2025	CNH	190	26	0	0
01/2025	IDR	133,251	8	0	0
01/2025	$1,786	BRL	11,057	4	0
01/2025	2	CNH	17	0	0
01/2025	2,130	EUR	2,020	0	(37)
01/2025	39	IDR	630,844	0	0
01/2025	ZAR	53,885	$3,046	195	0
03/2025	IDR	632,756	39	0	0
05/2025	CNH	17	2	0	0
CBK	01/2025	EUR	724	761	11	0
01/2025	IDR	373,370	24	1	0
DUB	02/2025	$5	MXN	100	0	0
FAR	01/2025	BRL	11,094	$1,791	0	(4)
01/2025	$1,803	BRL	11,094	0	(8)
02/2025	BRL	11,152	$1,803	8	0
GLM	01/2025	IDR	874,619	55	1	0
MBC	01/2025	EUR	9,257	9,751	157	0
MYI	01/2025	IDR	310,351	20	0	0
SCX	01/2025	GBP	1,019	1,293	18	0

Total Forward Foreign Currency Contracts	$614	$(49)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	5,700	$5	$4
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	8,900	48	25
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	32,200	196	65
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	5,400	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	8,200	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	6,100	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	9,100	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	9,100	0	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	37,100	45	10

Total Purchased Options							$294	$105

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	300	(1)	(6)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	600	(4)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	8,900	(18)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	8,900	(29)	(14)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	32,200	(74)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	32,200	(122)	(30)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	600	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	900	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	700	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	1,000	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	1,000	0	(1)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	300	(1)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	200	(1)	(2)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(1)

Total Written Options	$(261)	$(91)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,458	$0	$49,458
Industrials	0	5,035	0	5,035
Utilities	0	4,187	0	4,187
Municipal Bonds & Notes
California	0	957	0	957
New York	0	1,323	0	1,323
U.S. Government Agencies	0	112,705	0	112,705
U.S. Treasury Obligations	0	45,690	0	45,690
Non-Agency Mortgage-Backed Securities	0	32,570	0	32,570
Asset-Backed Securities
Automobile ABS Other	0	317	0	317
Automobile Sequential	0	4,022	0	4,022
CMBS Other	0	2,457	0	2,457
Credit Card Bullet	0	1,003	0	1,003
Credit Card Other	0	1,506	0	1,506
Home Equity Other	0	1,711	0	1,711
Other ABS	0	22,200	0	22,200
Sovereign Issues	0	2,116	0	2,116
Short-Term Instruments
Repurchase Agreements	0	43,700	0	43,700

Total Investments	$0	$330,957	$0	$330,957

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,227)	$0	$(13,227)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	177	0	177
Over the counter	0	719	0	719

$0	$896	$0	$896
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(46)	0	(49)
Over the counter	0	(140)	0	(140)

$(3)	$(186)	$0	$(189)

Total Financial Derivative Instruments	$(3)	$710	$0	$707

Totals	$(3)	$318,440	$0	$318,437

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.9% ¤
CORPORATE BONDS & NOTES 15.1%
BANKING & FINANCE 11.2%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$5,400	$5,459
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		3,900	3,949
American Honda Finance Corp. 5.324% due 01/10/2025 •		12,900	12,901
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	13,864
Athene Global Funding 4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	8,200	8,518
Banco Santander SA 3.496% due 03/24/2025		$23,000	22,948
Bank of America Corp. 3.839% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	12,083
Bank of Nova Scotia 5.450% due 06/12/2025		$10,500	10,534
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		5,150	5,176
Barclays PLC
5.304% due 08/09/2026 •		8,000	8,017
7.325% due 11/02/2026 •		13,400	13,646
BPCE SA 6.612% due 10/19/2027 •		20,200	20,709
Cape Lookout Re Ltd. 13.874% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		7,700	7,819
Capital One Financial Corp. 2.636% due 03/03/2026 •		24,200	24,099
Citibank NA
4.876% due 11/19/2027 •		6,550	6,557
4.929% due 08/06/2026		12,900	12,960
5.438% due 04/30/2026		14,050	14,184
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,400	10,104
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		6,800	6,817
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	16,952
Danske Bank AS
1.621% due 09/11/2026 •		500	489
5.427% due 03/01/2028 •		8,000	8,072
Deutsche Bank AG 5.701% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	19,076
Extra Space Storage LP 3.500% due 07/01/2026		7,000	6,874
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,998
5.800% due 03/05/2027		6,200	6,260
General Motors Financial Co., Inc. 5.400% due 05/08/2027		14,700	14,857
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •		25,300	25,448
HSBC Holdings PLC 6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,245
HSBC USA, Inc. 5.625% due 03/17/2025		6,900	6,913
ING Groep NV 3.869% due 03/28/2026 •		12,700	12,667
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,555
5.160% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	19,202
5.526% (SOFRRATE + 0.920%) due 04/22/2028 ~		5,000	5,031
5.571% due 04/22/2028 •		2,800	2,848
6.070% due 10/22/2027 •		8,300	8,497
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	11,051
4.050% due 08/25/2025		18,000	17,956
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		4,500	4,507
Morgan Stanley
2.630% due 02/18/2026 •		46,400	46,266
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,500	7,555

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Morgan Stanley Bank NA 4.968% due 07/14/2028 •		800	803
NatWest Group PLC
5.583% due 03/01/2028 •		2,800	2,835
5.713% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,400	2,422
7.472% due 11/10/2026 •		5,600	5,718
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,937
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,010
3.450% due 06/02/2025		8,250	8,201
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,494
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	22,325
5.464% due 01/13/2026		12,600	12,703
Sumitomo Mitsui Trust Bank Ltd. 2.550% due 03/10/2025		10,100	10,061
Swedbank AB
3.356% due 04/04/2025		22,000	21,930
5.337% due 09/20/2027		20,000	20,189
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		2,000	1,999
Toyota Motor Credit Corp. 4.550% due 08/07/2026		4,900	4,906
UBS AG 3.700% due 02/21/2025		22,000	21,957
UBS Group AG
2.193% due 06/05/2026 •		4,900	4,842
4.488% due 05/12/2026 •		10,000	9,979
4.550% due 04/17/2026		2,100	2,094
4.703% due 08/05/2027 •		5,000	4,979
6.327% due 12/22/2027 •		700	718
6.373% due 07/15/2026 •		6,200	6,245
UBS Switzerland AG 3.390% due 12/05/2025	EUR	8,200	8,565
VICI Properties LP 4.375% due 05/15/2025		$4,300	4,292
Wells Fargo & Co. 5.707% due 04/22/2028 •		3,400	3,456

			685,323

INDUSTRIALS 2.5%
AbbVie, Inc. 4.800% due 03/15/2027		16,100	16,195
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		14,700	14,209
Amgen, Inc. 5.250% due 03/02/2025		17,300	17,311
Bayer U.S. Finance LLC 6.125% due 11/21/2026		600	612
CommonSpirit Health 1.547% due 10/01/2025		15,500	15,137
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,140
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,762
Global Payments, Inc.
1.200% due 03/01/2026		3,300	3,165
2.650% due 02/15/2025		3,650	3,639
Hyundai Capital America
5.688% due 08/04/2025 •		7,500	7,529
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~		17,300	17,508
National Football League 5.480% due 10/05/2028 «(f)		2,400	2,407
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	10,604
Rogers Communications, Inc. 2.950% due 03/15/2025		26,400	26,258
The Campbell's Company 5.300% due 03/20/2026		11,300	11,382
WRKCo, Inc. 3.750% due 03/15/2025		3,600	3,591

			153,449

UTILITIES 1.4%
AES Corp. 1.375% due 01/15/2026		22,500	21,682
Constellation Energy Generation LLC 3.250% due 06/01/2025		6,300	6,260
Enel Finance International NV
1.625% due 07/12/2026		3,200	3,053
4.500% due 06/15/2025		19,600	19,547

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Eversource Energy 0.800% due 08/15/2025	2,300	2,242
FirstEnergy Corp. 3.900% due 07/15/2027	300	292
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	10,100	10,122
Pacific Gas & Electric Co.
4.950% due 06/08/2025	14,200	14,208
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	2,800	2,805
Spire, Inc. 5.300% due 03/01/2026	1,500	1,508

		81,719

Total Corporate Bonds & Notes (Cost $927,044)		920,491

U.S. GOVERNMENT AGENCIES 38.6%
Fannie Mae
1.000% due 01/25/2043	243	203
1.367% due 10/25/2042 •(a)	8,582	822
1.467% due 11/25/2042 •(a)	8,325	581
1.967% due 01/25/2042 •(a)	896	111
2.080% due 10/01/2026	3,780	3,623
2.500% due 05/25/2028 (a)	1,738	49
3.150% due 03/01/2026	11,350	11,172
3.590% due 12/01/2025	11,350	11,244
4.250% due 05/25/2033	102	99
4.536% due 01/01/2028 •	1	1
4.758% due 12/25/2042 ~	508	499
4.808% due 06/25/2034 •	47	47
4.869% due 11/25/2050 •	982	939
4.909% due 12/25/2036 •	177	173
4.933% due 01/25/2037 •	3	3
4.983% due 03/25/2037 •	336	330
5.033% due 03/25/2037 - 03/25/2044 •	284	279
5.043% due 03/25/2037 •	16	16
5.063% due 07/25/2037 •	369	364
5.083% due 06/25/2032 - 10/25/2040 •	54	53
5.133% due 12/25/2040 •	7	7
5.153% due 07/25/2037 •	455	452
5.183% due 08/25/2037 •	17	17
5.185% due 12/01/2036 •	2	2
5.227% due 03/01/2035 •	38	38
5.353% due 03/25/2038 •	16	16
5.433% due 03/25/2038 - 01/25/2040 •	201	201
5.500% due 08/25/2034	308	306
5.533% due 02/25/2040 •	119	119
5.650% due 01/25/2055 «•	4,000	3,997
5.654% due 01/25/2051 •	1,067	1,070
5.757% due 01/01/2035 •	350	352
5.841% due 09/01/2034 •	2	2
6.128% due 07/01/2042 - 07/01/2044 •	103	105
6.153% due 04/01/2034 •	106	107
6.177% due 09/01/2041 •	12	12
6.327% due 11/01/2039 •	58	58
6.328% due 10/01/2030 •	29	29
6.374% due 12/01/2033 •	31	32
6.500% due 07/25/2031 - 09/01/2033	420	431
6.537% due 11/01/2035 •	6	6
6.550% due 03/01/2035 •	44	45
6.568% due 11/01/2034 •	56	56
6.703% due 07/01/2035 •	59	60
6.710% due 03/01/2035 •	495	499
6.897% due 06/01/2035 •	23	23
7.000% due 04/01/2034	7	7
7.133% due 09/01/2032 •	103	105
7.145% due 10/01/2035 •	191	196
7.205% due 09/01/2035 •	5	5
7.220% due 11/01/2027 •	2	2
7.250% due 08/01/2029 •	30	31
7.315% due 05/01/2035 •	29	29
7.375% due 08/01/2035 •	504	512
7.390% due 09/01/2035 •	117	119
7.508% due 06/01/2035 •	78	78
7.509% due 07/01/2035 •	114	115
7.522% due 08/01/2035 •	86	89
Freddie Mac
0.650% due 10/27/2025	62,200	60,399
0.680% due 08/06/2025	32,300	31,618
0.800% due 10/28/2026 (i)	83,100	77,978
1.238% due 08/15/2043 •(a)	16,124	1,491
1.250% due 10/15/2027	7,053	6,802
1.375% due 11/15/2027	5,229	5,048
1.758% due 07/15/2036 •(a)	696	62
2.141% due 08/15/2044 •	4,238	4,142
2.438% due 08/15/2036 •(a)	1,847	190

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

2.500% due 10/25/2049	105	89
2.920% due 01/25/2026	5,966	5,919
3.000% due 01/01/2027	158	156
3.000% due 03/15/2027 - 05/15/2027 (a)	2,128	47
3.250% due 10/25/2033	8,757	8,701
3.318% due 04/25/2025 ~	2,400	2,385
3.500% due 02/01/2047 - 06/01/2047	6,461	5,819
3.590% due 01/25/2025 ~	155	155
4.000% due 12/01/2047	1,376	1,278
4.713% due 08/25/2031 •	293	307
4.776% due 08/15/2032 ~	3	3
4.963% due 09/25/2031 •	421	418
5.042% due 02/15/2037 •	18	18
5.052% due 02/15/2037 •	26	25
5.112% due 05/15/2037 •	5	5
5.162% due 11/15/2030 - 12/15/2031 •	12	12
5.232% due 05/15/2036 •	13	13
5.262% due 01/15/2042 •	10	10
5.500% due 07/15/2034	216	214
5.539% due 08/25/2054 •	10,327	10,385
5.567% due 01/15/2038 •	1,330	1,336
5.919% due 02/25/2054 •	48,524	48,778
6.000% due 12/15/2028 - 07/15/2029	9	9
6.225% due 07/25/2044 •	887	852
6.229% due 04/01/2035 •	154	156
6.488% due 03/01/2035 •	73	74
6.500% due 03/15/2029 - 07/25/2043	5,912	6,014
6.558% due 02/01/2037 •	3	3
7.000% due 01/01/2030 - 04/01/2032	4	4
7.100% due 04/01/2035 •	134	134
7.125% due 10/01/2035 •	145	149
7.455% due 07/01/2035 •	2	2
7.482% due 07/01/2027 •	1	1
7.500% due 07/15/2030	17	17
7.500% due 08/01/2035 •	177	180
7.704% due 05/01/2037 •	11	11
8.500% due 05/01/2025 - 11/01/2025	1	1
Ginnie Mae
3.750% due 10/20/2025 ~	2	2
3.750% due 12/20/2026 •	1	1
4.000% due 12/20/2027 •	20	20
4.500% due 11/20/2026 •	1	1
4.500% due 08/20/2048	744	713
4.625% due 01/20/2025 - 09/20/2026 ~	12	11
4.625% due 01/20/2027 - 07/20/2034 •	435	438
4.875% due 06/20/2025 - 05/20/2026 ~	3	3
4.875% due 04/20/2027 - 05/20/2030 •	23	23
4.905% due 09/20/2071 - 09/20/2073 •	4,321	4,295
5.000% due 07/20/2030 •	1	1
5.066% due 05/20/2068 •	277	276
5.116% due 12/20/2062 •	112	112
5.166% due 12/20/2060 •	295	294
5.266% due 08/20/2069 •	16,939	16,919
5.365% due 11/20/2074 •	995	999
5.366% due 03/20/2065 - 07/20/2065 •	5,286	5,273
5.380% due 02/20/2060 •	547	546
5.405% due 04/20/2072 •	9,526	9,478
5.455% due 05/20/2074 •	495	499
5.505% due 08/20/2073 •	4,420	4,469
5.536% due 10/20/2066 •	302	303
5.555% due 09/20/2073 •	13,433	13,622
5.565% due 08/20/2073 •	12,970	13,146
5.566% due 05/20/2066 •	1,393	1,393
5.585% due 09/20/2073 •	4,482	4,540
5.666% due 04/20/2066 •	2,048	2,051
5.684% due 05/20/2041 ~	129	127
5.705% due 05/20/2073 •	3,965	4,000
5.765% due 11/20/2072 •	74,301	75,850
5.775% due 11/20/2072 •	87,550	89,469
6.016% due 08/20/2070 •	16,983	17,357
6.105% due 08/20/2071 •	8,417	8,600
Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	3,443	3,271
3.000% due 12/01/2026 - 04/01/2052	388,506	333,095
3.500% due 02/01/2047 - 12/01/2047	143,899	128,096
4.000% due 01/01/2046 - 06/01/2053	57,458	53,367
4.500% due 06/01/2025 - 09/01/2053	12,497	11,798
5.000% due 08/01/2025 - 08/01/2054	100,824	97,494
5.500% due 01/01/2025 - 12/01/2053	37,969	37,517
6.000% due 03/01/2032 - 01/01/2053	1,642	1,691
6.500% due 07/01/2034 - 03/01/2038	174	183
8.000% due 04/01/2030 - 11/01/2031	111	116
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	21,000	17,110
4.000% due 02/01/2055 - 03/01/2055	148,840	136,096
4.500% due 01/01/2040	50	49

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 02/01/2055	367,700	354,714
5.500% due 02/01/2055	5,000	4,931
6.000% due 01/01/2055 - 02/01/2055	575,500	577,703
Vendee Mortgage Trust 6.500% due 05/15/2029	1,878	1,898

Total U.S. Government Agencies (Cost $2,448,636)		2,355,308

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025	162,292	161,293
0.125% due 10/15/2025	39,599	39,145
0.375% due 07/15/2025	22,562	22,427
0.625% due 07/15/2032	42,263	37,788
1.125% due 01/15/2033	43,660	40,176
U.S. Treasury Notes
3.625% due 05/15/2026	590,900	586,119
3.875% due 01/15/2026 (i)	149,500	149,016
4.125% due 01/31/2025	215,700	215,654
4.125% due 06/15/2026	50,000	49,922
4.375% due 11/30/2028 (i)	31,200	31,220
4.875% due 04/30/2026	36,100	36,386

Total U.S. Treasury Obligations (Cost $1,373,894)		1,369,146

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,860
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •	10,200	10,130
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034	15	14
American Home Mortgage Assets Trust 4.993% due 11/25/2035 •	208	194
Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	7,374	6,418
5.338% due 05/27/2069 þ	950	946
Ashford Hospitality Trust 5.470% due 04/15/2035 •	1,032	1,032
Atrium Hotel Portfolio Trust 5.625% due 12/15/2036 •	8,766	8,576
BAMLL Commercial Mortgage Securities Trust
5.562% due 09/15/2038 •	4,100	3,911
6.412% due 03/15/2037 •	500	499
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	1,698	1,669
Banc of America Funding Trust
5.500% due 09/25/2035	163	160
5.670% due 05/25/2035 ~	49	46
6.454% due 02/20/2036 ~	165	155
Banc of America Mortgage Trust
4.904% due 02/25/2035 ~	36	34
5.775% due 09/25/2035 ~	880	773
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	30	24
5.125% due 01/25/2035 ~	1	1
5.149% due 01/25/2035 ~	188	177
5.162% due 11/25/2030 ~	5	5
5.482% due 08/25/2035 ~	465	398
5.590% due 08/25/2035 ~	3,006	2,788
5.957% due 01/25/2034 ~	4	4
6.324% due 08/25/2033 ~	21	20
6.500% due 04/25/2033 ~	109	109
6.750% due 02/25/2033 ~	2	2
6.948% due 10/25/2036 ~	41	40
7.480% due 08/25/2033 ~	135	130
Bear Stearns ALT-A Trust
4.556% due 04/25/2035 ~	741	718
5.151% due 09/25/2035 ~	891	517
5.515% due 05/25/2035 ~	169	159
6.613% due 09/25/2034 ~	81	78
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~	1,352	982
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	398	370
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.733% due 01/25/2035 •	62	59
Citigroup Mortgage Loan Trust
5.571% due 03/25/2036 ~	470	459
6.080% due 09/25/2035 •	6	6
6.231% due 03/25/2034 ~	159	143
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •	9,670	9,558
Commercial Mortgage Trust
5.445% due 06/15/2034 •	3,400	3,160
5.812% due 12/15/2038 •	19,379	18,623

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Countrywide Alternative Loan Trust 4.853% due 06/25/2036 •		332	139
Countrywide Home Loan Mortgage Pass-Through Trust 6.248% due 02/20/2036 •		3,660	3,335
Credit Suisse First Boston Mortgage Securities Corp. 5.575% due 03/25/2032 ~		181	171
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.636% due 10/25/2033 ~		11	11
Credit Suisse Mortgage Capital Mortgage-Backed Trust 7.153% due 06/01/2050 ~		17,101	17,060
CRSNT Commercial Mortgage Trust 5.334% due 04/15/2036 •		25,400	25,159
DBGS Mortgage Trust 5.907% due 10/15/2036 •		1,220	1,203
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.853% due 06/25/2037 •		5,991	5,084
DROP Mortgage Trust 5.661% due 10/15/2043 •		23,100	21,951
EMF-NL Prime BV 4.065% due 04/17/2041 •	EUR	3,000	2,845
Eurosail PLC 5.796% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,330	2,903
Extended Stay America Trust 5.591% due 07/15/2038 •		$1,409	1,411
First Horizon Alternative Mortgage Securities Trust
5.678% due 09/25/2034 ~		19	19
5.904% due 09/25/2035 ~		103	90
Great Hall Mortgages PLC 4.812% due 06/18/2039 •		343	342
GS Mortgage Securities Corp. Trust
5.470% due 12/15/2036 •		19,146	19,102
5.694% due 11/15/2032 •		4,418	4,411
5.770% due 12/15/2036 •		280	278
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		21,921	18,339
GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		143	136
6.000% due 03/25/2032		14	14
6.126% due 09/25/2035 ~		14	13
6.630% due 07/25/2035 ~		471	245
6.687% due 09/25/2035 ~		350	351
HarborView Mortgage Loan Trust 5.052% due 07/19/2035 ~		1,339	991
IndyMac INDX Mortgage Loan Trust 4.873% due 05/25/2046 •		857	762
InTown Mortgage Trust 6.886% due 08/15/2039 •		19,800	19,851
JP Morgan Chase Commercial Mortgage Securities Trust 5.861% due 12/15/2036 •		7,000	5,163
JP Morgan Mortgage Trust
5.560% due 08/25/2035 ~		787	685
6.292% due 04/25/2037 ~		105	55
7.198% due 07/25/2035 ~		10	10
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~		37	35
Morgan Stanley Capital Trust
5.462% due 12/15/2036 •		100	83
5.545% due 11/15/2034 •		6,195	6,165
Morgan Stanley Mortgage Loan Trust
4.551% due 08/25/2034 ~		42	39
4.713% due 04/25/2035 •		618	614
4.773% due 01/25/2035 •		185	172
5.500% due 11/25/2035		927	844
MortgageIT Mortgage Loan Trust 5.093% due 02/25/2035 •		96	96
Natixis Commercial Mortgage Securities Trust
5.612% due 08/15/2038 •		5,200	4,952
6.221% due 03/15/2035 •		1,154	1,155
New Orleans Hotel Trust 5.434% due 04/15/2032 •		1,400	1,380
Newgate Funding PLC 3.486% due 12/15/2050 •	EUR	716	735
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •		$4,700	4,614
OBX Trust
3.000% due 01/25/2052 ~		20,387	17,094
5.000% due 10/25/2051 •		5,205	4,847
One Market Plaza Trust 3.614% due 02/10/2032		6,282	5,877
ONE Park Mortgage Trust 5.211% due 03/15/2036 •		2,450	2,421
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.013% due 12/25/2035 •		1,527	1,491
Prime Mortgage Trust 4.853% due 02/25/2034 •		110	104

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

RESIMAC Premier 5.295% due 02/03/2053 •		15,817	15,802
Ripon Mortgages PLC
0.000% due 08/28/2056 (d)	GBP	25,996	32,016
5.427% due 08/28/2056 •		27,183	34,062
5.627% due 08/28/2056 •		15,435	19,326
6.227% due 08/28/2056 •		1,792	2,244
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		$3,500	3,418
Structured Adjustable Rate Mortgage Loan Trust 7.203% due 02/25/2034 ~		10	9
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		31	30
4.713% due 03/25/2037 •		37	14
5.013% due 02/25/2036 •		702	580
5.141% due 09/19/2032 •		127	122
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.539% due 06/25/2033 ~		6	6
SunTrust Adjustable Rate Mortgage Loan Trust 6.782% due 01/25/2037 ~		432	279
Thornburg Mortgage Securities Trust
4.899% due 12/25/2045 •		745	664
6.838% due 10/25/2045 •		668	678
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		1,930	1,838
5.453% due 05/25/2058 •		2,922	2,992
TTAN 5.362% due 03/15/2038 •		38	38
UWM Mortgage Trust 5.000% due 12/25/2051 •		18,164	16,969
VASA Trust 5.412% due 07/15/2039 •		5,000	4,765
Waikiki Beach Hotel Trust 5.745% due 12/15/2033 •		10,699	10,633
WaMu Mortgage Pass-Through Certificates Trust
5.033% due 10/25/2045 •		20	20
5.098% due 01/25/2036 ~		64	61
5.193% due 11/25/2034 •		1,195	1,139
5.825% due 08/25/2046 •		20	18
6.000% due 06/25/2034		350	351
6.225% due 06/25/2042 •		136	125
Washington Mutual Mortgage Pass-Through Certificates Trust 6.975% due 02/25/2033 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $428,259)			432,995

ASSET-BACKED SECURITIES 8.3%
AUTOMOBILE ABS OTHER 0.2%
BMW Vehicle Lease Trust 4.969% due 07/27/2026 •		2,531	2,533
GM Financial Consumer Automobile Receivables Trust 4.988% due 03/16/2027 •		10,365	10,374

			12,907

AUTOMOBILE SEQUENTIAL 1.2%
Bank of America Auto Trust 5.830% due 05/15/2026		1,332	1,333
CarMax Auto Owner Trust 5.650% due 05/17/2027		2,764	2,778
Chase Auto Owner Trust
5.660% due 05/26/2027		2,580	2,591
5.680% due 01/25/2029		2,000	2,029
Chesapeake Funding LLC 5.520% due 05/15/2036		999	1,010
Citizens Auto Receivables Trust 5.840% due 01/18/2028		900	910
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		7,625	7,614
5.760% due 10/22/2029		6,145	6,189
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		22,500	22,382
Oscar U.S. Funding LLC
2.820% due 04/10/2029		23,000	22,492
4.630% due 12/10/2027		700	702
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		323	326

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	1,298	1,304

		71,660

CMBS OTHER 3.2%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	3,974	3,977
AREIT Trust 5.850% due 01/20/2037 •	14,955	14,910
BDS Ltd. 5.840% due 12/16/2036 •	14,656	14,666
BSPDF Issuer Ltd. 5.712% due 10/15/2036 •	2,273	2,274
BSPRT Issuer Ltd. 6.693% due 07/15/2039 •	14,154	14,205
GPMT Ltd.
5.740% due 07/16/2035 •	8,310	8,228
5.821% due 12/15/2036 •	13,666	13,566
LoanCore Issuer Ltd. 5.812% due 07/15/2036 •	8,346	8,381
Lument Finance Trust, Inc. 5.682% due 06/15/2039 •	9,183	9,168
MF1 LLC 6.516% due 06/19/2037 •	22,305	22,340
MF1 Ltd. 5.716% due 02/19/2037 •	21,157	21,157
PFP Ltd. 6.671% due 08/19/2035 •	13,640	13,690
Ready Capital Mortgage Financing LLC
5.653% due 11/25/2036 •	980	979
6.219% due 01/25/2037 •	11,660	11,674
TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •	9,544	9,549
6.032% due 02/15/2039 •	22,263	22,425
VMC Finance LLC 5.590% due 06/16/2036 •	1,237	1,242

		192,431

CREDIT CARD BULLET 0.2%
Citibank Credit Card Issuance Trust 5.207% due 08/07/2027 •	12,900	12,939

CREDIT CARD OTHER 0.7%
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027	24,000	24,095
Synchrony Card Funding LLC 5.740% due 10/15/2029	17,600	17,944

		42,039

HOME EQUITY OTHER 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.032% due 06/15/2031 •	4	4
Bear Stearns Asset-Backed Securities Trust
5.453% due 11/25/2042 •	122	121
6.253% due 03/25/2043 •	912	876
Centex Home Equity Loan Trust 5.383% due 09/25/2034 •	897	872
Countrywide Asset-Backed Certificates Trust
5.173% due 07/25/2034 •	319	323
5.203% due 03/25/2034 •	258	260
EquiFirst Mortgage Loan Trust 4.933% due 01/25/2034 •	148	142
Fremont Home Loan Trust 4.513% due 01/25/2037 •	167	75
GSAMP Trust 4.523% due 12/25/2036 •	1,299	636
Home Equity Asset Trust 5.013% due 08/25/2036 •	4,461	4,398
HSI Asset Securitization Corp. Trust 4.553% due 10/25/2036 •	29	10
Morgan Stanley ABS Capital, Inc. Trust
4.703% due 05/25/2037 •	2,856	2,526
5.158% due 12/25/2034 •	340	327
Morgan Stanley IXIS Real Estate Capital Trust 4.503% due 11/25/2036 •	13	4
New Century Home Equity Loan Trust 5.173% due 03/25/2035 •	2,002	1,994
NovaStar Mortgage Funding Trust 4.773% due 05/25/2036 •	981	969
RAAC Trust 5.153% due 03/25/2034 •	46	45

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Renaissance Home Equity Loan Trust 5.153% due 08/25/2032 •		40	38
Saxon Asset Securities Trust 0.916% due 03/25/2035 •		229	204
Securitized Asset-Backed Receivables LLC Trust
4.573% due 12/25/2036 •		2,787	599
4.583% due 05/25/2037 •		331	248
Soundview Home Loan Trust 4.573% due 11/25/2036 •		1,093	299
Structured Asset Investment Loan Trust
5.158% due 03/25/2034 •		1,605	1,623
5.353% due 09/25/2034 •		78	74
Towd Point HE Trust 0.918% due 02/25/2063 ~		2,231	2,177

			18,844

MANUFACT HOUSE SEQUENTIAL 0.0%
Mid-State Trust 4.864% due 07/15/2038		51	51

WHOLE LOAN COLLATERAL 0.0%
First Franklin Mortgage Loan Trust 5.278% due 05/25/2034 •		743	728
GSAMP Trust 3.446% due 11/25/2034 •		928	875

			1,603

OTHER ABS 2.5%
ACAS CLO Ltd. 5.784% due 10/18/2028 •		223	224
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		1,300	1,300
Apidos CLO 5.889% due 04/20/2031 •		1,982	1,985
Ares CLO Ltd. 5.703% due 10/28/2034 •		3,900	3,912
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	971	1,006
BNPP AM Euro CLO DAC 3.779% due 04/15/2031 •		300	308
Carlyle Euro CLO DAC 3.913% due 08/15/2032 •		8,889	9,192
Carlyle Global Market Strategies CLO Ltd. 5.534% due 07/20/2034 •		$2,800	2,800
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	192	199
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		$1,611	1,614
CIFC Funding Ltd. 5.846% due 10/24/2030 •		10,111	10,130
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •		6,945	6,954
Elevation CLO Ltd. 5.467% due 07/25/2034 •(b)		3,300	3,300
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		3,100	3,100
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		1,200	1,200
LCM Ltd. 5.717% due 07/20/2030 •		4,144	4,145
Madison Park Euro Funding DAC 3.979% due 07/15/2032 •	EUR	4,993	5,164
Madison Park Funding Ltd. 5.849% due 07/27/2031 •		$4,375	4,384
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		603	604
Mountain View CLO LLC 5.949% due 01/16/2031 •		708	709
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	3,059	3,165
Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		$577	577
6.660% due 07/15/2031		133	134
Regatta Funding Ltd. 5.826% due 10/25/2031 •		2,087	2,091
Saranac CLO Ltd. 6.454% due 06/22/2030 •		190	191
SLM Student Loan Trust 3.436% due 12/15/2033 •	EUR	417	418
SMB Private Education Loan Trust
3.940% due 02/16/2055		$13,075	12,523
5.380% due 07/15/2053		2,373	2,377
5.670% due 11/15/2052		10,105	10,251

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

6.048% due 02/16/2055 •		13,075	13,259
Sound Point CLO Ltd.
5.859% due 10/20/2030 •		9,515	9,531
5.867% due 07/25/2030 •		4,461	4,465
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		1,519	1,521
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,004	1,040
Trysail CLO Ltd. 7.267% due 10/20/2033 •		$1,000	1,001
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	4,900	5,076
Venture CLO Ltd.
5.929% due 07/20/2030 •		$4,145	4,153
6.009% due 04/20/2032 •		20,754	20,798

			154,801

Total Asset-Backed Securities (Cost $512,375)			507,275

SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	661,200	103,895
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,300	11,515

Total Sovereign Issues (Cost $130,055)			115,410

SHORT-TERM INSTRUMENTS 20.5%
COMMERCIAL PAPER 2.8%
Alimentation Couche-Tard, Inc.
4.700% due 01/08/2025		4,500	4,495
4.700% due 01/21/2025		1,500	1,496
4.700% due 01/22/2025		550	548
4.720% due 01/14/2025		1,650	1,647
4.740% due 01/03/2025		250	250
Avangrid, Inc. 4.720% due 01/07/2025		16,750	16,735
Bacardi-Martini BV 4.830% due 01/22/2025		950	947
Canadian Natural Resources Ltd.
4.880% due 01/15/2025		2,600	2,595
4.880% due 01/16/2025		2,850	2,844
4.950% due 01/03/2025		850	850
Cencora, Inc.
4.750% due 01/15/2025		7,150	7,137
4.750% due 01/23/2025		6,550	6,531
4.750% due 01/24/2025		4,050	4,038
Consolidated Edison Co. of New York, Inc. 4.700% due 01/13/2025		15,700	15,674
Constellation Brands, Inc.
4.920% due 01/09/2025		900	899
4.920% due 01/10/2025		1,500	1,498
4.920% due 01/14/2025		900	898
4.950% due 01/06/2025		1,050	1,049
4.950% due 01/07/2025		1,450	1,449
4.950% due 01/08/2025		1,350	1,349
CRH America Finance, Inc.
4.720% due 01/16/2025		2,650	2,645
4.720% due 01/17/2025		2,800	2,794
Crown Castle, Inc.
4.850% due 01/21/2025		4,450	4,437
4.990% due 01/16/2025		25,750	25,695
CVS Health Corp. 5.250% due 01/31/2025		400	398
Dell International LLC
4.700% due 01/10/2025		3,150	3,146
4.730% due 01/03/2025		4,450	4,448
4.730% due 01/07/2025		16,450	16,436
4.730% due 01/09/2025		6,150	6,143
Edison International 4.830% due 01/15/2025		1,435	1,432
Enbridge US, Inc.
4.700% due 01/21/2025		650	648
4.730% due 01/24/2025		1,700	1,695
Entergy Corp. 4.660% due 02/27/2025		3,300	3,276
Intercontinental Exchange, Inc. 4.720% due 01/06/2025		600	600
Jabil, Inc. 4.850% due 01/17/2025		2,300	2,295
Jones Lang LaSalle Finance BV 4.700% due 01/16/2025		250	250
Keurig Dr Pepper, Inc. 4.700% due 01/10/2025		3,450	3,446

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Marriott International, Inc. 4.660% due 02/03/2025	1,700	1,693
Penske Truck Leasing Co. LP 4.700% due 03/20/2025	2,100	2,078
Public Service Enterprise Group, Inc.
4.720% due 01/08/2025	650	649
4.720% due 01/09/2025	1,950	1,948
Rogers Communications, Inc. 4.930% due 01/23/2025	2,250	2,243
Southern California Edison Co. 4.950% due 01/06/2025	8,550	8,543

		169,867

REPURCHASE AGREEMENTS (g) 17.7%		1,077,300

U.S. TREASURY BILLS 0.0%
4.438% due 02/06/2025 - 03/27/2025 (c)(d)	557	553

Total Short-Term Instruments (Cost $1,247,754)		1,247,720

Total Investments in Securities (Cost $7,068,017)		6,948,345

	SHARES
INVESTMENTS IN AFFILIATES 11.8%
SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short Asset Portfolio	73,684,173	721,663

Total Short-Term Instruments (Cost $719,630)		721,663

Total Investments in Affiliates (Cost $719,630)		721,663

Total Investments 125.7% (Cost $7,787,647)		$7,670,008
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $1,882)		19,778
Other Assets and Liabilities, net (26.0)%		(1,588,391)

Net Assets 100.0%		$6,101,395

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

National Football League				5.480%	10/05/2028	03/14/2024		$2,400	$2,407	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.520%	12/31/2024	01/02/2025	$573,700	U.S. Treasury Notes 3.625% - 4.125% due 08/31/2029 - 10/31/2029			$(584,132)	$573,700	$573,844
	4.550	01/02/2025	01/03/2025	496,500	U.S. Treasury Notes 4.625% due 04/30/2029			(506,489)	496,500	496,500
SAL	4.280	12/31/2024	01/02/2025	7,000	U.S. Treasury Notes 4.625% due 06/15/2027			(7,152)	7,000	7,002
	4.570	01/02/2025	01/03/2025	100	U.S. Treasury Notes 4.125% due 09/30/2027			(104)	100	100

Total Repurchase Agreements								$(1,097,877)	$1,077,300	$1,077,446

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.4)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2055	$418,700	$(359,928)	$(355,699)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2055	176,500	(155,511)	(156,099)

Total Short Sales (8.4)%									$(515,439)	$(511,798)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(229) at a weighted average interest rate of 5.468%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures				EUR	117.500	01/24/2025	22	$22	$(4)	$(6)
Call - EUREX Euro-Bobl February 2025 Futures					119.250	01/24/2025	22	22	(3)	(1)
Put - EUREX Euro-Bund February 2025 Futures					135.500	01/10/2025	14	14	(7)	(31)
Call - EUREX Euro-Bund February 2025 Futures					138.500	01/10/2025	14	14	(7)	0

Total Written Options									$(21)	$(38)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	22,573	$4,641,220	$(2,724)	$0	$(352)
U.S. Treasury 5-Year Note March Futures	03/2025	6,066	644,844	(3,505)	0	(569)

$(6,229)	$0	$(921)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	3,765	$(409,444)	$4,530	$823	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	5,311	(591,181)	8,164	1,328	0

$12,694	$2,151	$0

Total Futures Contracts	$6,465	$2,151	$(921)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	3,800	$22	$6	$28	$1	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	193,500	$2,837	$(4,080)	$(1,243)	$533	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$94,980	646	6	652	13	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(571)	(8,585)	(9,156)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	64,400	143	725	868	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	24,690	0	681	681	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	18,500	0	507	507	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	12,900	0	303	303	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	8,500	0	181	181	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	6,900	0	143	143	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	0	44	44	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	26,300	0	526	526	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	19,400	0	386	386	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	25,400	0	457	457	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,900	0	51	51	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	9,300	0	161	161	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	13,700	0	230	230	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	34,710	3,582	1,300	4,882	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	1,160	(4)	28	24	2	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		5,400	(18)	126	108	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	57	49	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		4,400	(17)	134	117	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		3,100	(11)	130	119	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		4,200	(15)	166	151	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	34	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,500	(20)	246	226	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	133	123	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	131	121	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		3,400	(14)	157	143	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	130	121	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	135	126	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	153	143	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	22	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	113	106	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	181	170	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	72	68	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	76	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		2,800	(10)	206	196	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		1,400	(4)	(3)	(7)	0	(2)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(32)	(35)	0	(5)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,700	(5)	(37)	(42)	0	(4)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,400	(4)	(20)	(24)	0	(3)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	(14)	(17)	0	(5)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	(4)	(11)	0	(8)

							$6,414	$(4,610)	$1,804	$816	$(89)

Total Swap Agreements							$6,436	$(4,604)	$1,832	$817	$(89)

(i)

Securities with an aggregate market value of $33,215 and cash of $33,224 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $8 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $8 and liability of $(7) for closed swap agreements is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	NZD	4,961	$2,922	$147	$0
BOA	01/2025	CNH	100	14	0	0
01/2025	GBP	1,648	2,095	32	0
01/2025	SEK	3,130	286	3	0
01/2025	$195	JPY	29,797	0	(6)
03/2025	MXN	3,581	$174	5	0
BPS	01/2025	BRL	21,878	3,892	351	0
01/2025	CNH	1,267	175	2	0
01/2025	EUR	532	561	10	0
01/2025	INR	1,678	20	0	0
01/2025	KRW	17,623	13	1	0
01/2025	$3,533	BRL	21,878	8	0
01/2025	1,091	CAD	1,568	0	0
01/2025	74	CNH	542	0	0
01/2025	9	INR	806	0	0
01/2025	19	KRW	28,181	0	0
01/2025	ZAR	301,295	$17,033	1,088	0
02/2025	CNH	646	89	1	0
03/2025	INR	810	9	0	0
03/2025	KRW	28,108	19	0	0
05/2025	CNH	747	103	1	0
BRC	01/2025	CAD	15,972	11,344	228	0
01/2025	GBP	74,645	93,969	530	0
01/2025	$925	CAD	1,306	0	(16)
CBK	01/2025	CNH	21	$3	0	0
01/2025	INR	8,710	103	1	0
01/2025	KRW	46,478	34	3	0
01/2025	$92	INR	7,861	0	(1)
01/2025	15	KRW	22,065	0	0
03/2025	INR	7,896	$92	1	0
03/2025	KRW	22,011	15	0	0
DUB	01/2025	137,992	98	5	0
FAR	01/2025	BRL	21,950	3,545	0	(8)
01/2025	$3,567	BRL	21,950	0	(14)
02/2025	BRL	22,065	$3,567	17	0
GLM	01/2025	KRW	37,601	27	2	0
04/2025	BRL	629,000	112,761	12,446	0
IND	01/2025	$664	DKK	4,695	0	(11)
JPM	01/2025	CNH	1,114	$154	2	0
01/2025	INR	918	11	0	0
01/2025	$164	JPY	24,546	0	(8)
04/2025	BRL	32,200	$5,729	593	0
MBC	01/2025	CNH	219	30	0	0
01/2025	EUR	53,006	55,834	901	0
01/2025	INR	954	11	0	0
01/2025	KRW	34,101	25	1	0
01/2025	$39	CNH	284	0	0
01/2025	5,220	GBP	4,106	0	(80)
01/2025	4	INR	339	0	0
03/2025	INR	341	$4	0	0
05/2025	CNH	493	68	1	0
MYI	01/2025	$224	DKK	1,582	0	(4)
RYL	01/2025	2,063	GBP	1,626	0	(28)
SCX	01/2025	CNH	552	$76	1	0
01/2025	EUR	4,370	4,610	81	0
01/2025	INR	2,792	33	0	0
01/2025	$4	KRW	5,610	0	0
03/2025	KRW	5,595	$4	0	0
05/2025	CNH	435	60	1	0
TOR	01/2025	$313	JPY	47,059	0	(14)

Total Forward Foreign Currency Contracts	$16,463	$(190)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	101,900	$96	$65
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	235,400	1,262	659
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	568,400	3,467	1,150
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	97,900	0	3

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	147,300	0	5
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	110,100	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	166,800	0	7
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	165,000	0	7
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	675,000	810	175

Total Purchased Options							$5,635	$2,075

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	500	$(2)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	500	(2)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	2,400	(6)	(46)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	11,100	(83)	(16)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	235,400	(480)	(202)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	235,400	(786)	(369)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	568,400	(1,307)	(242)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	568,400	(2,160)	(533)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,500	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,500	(4)	(23)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	2,200	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,300	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	2,200	(6)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,300	(6)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	2,700	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	2,700	(7)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	2,300	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	6,700	(21)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	2,300	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	6,700	(21)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	2,700	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	2,700	(9)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,700	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,700	(9)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	10,700	0	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	16,200	0	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	12,200	0	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	18,300	0	(12)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	18,300	0	(13)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,600	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,600	(8)	(30)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.500	01/06/2025	1,500	(4)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.850	01/06/2025	1,500	(4)		(27)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	1.970	01/06/2025	200	(1)		0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.220	01/06/2025	200	(1)		(3)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.530	01/09/2025	4,700	(13)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.880	01/09/2025	4,700	(13)		(77)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.663	01/13/2025	4,400	(12)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.013	01/13/2025	4,400	(12)		(37)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA		Receive	3.640	01/06/2025	1,400	(4)		0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA		Pay	3.930	01/06/2025	1,400	(4)		(20)

Total Written Options								$(5,054)		$(1,824)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.805%	$38,000	$(1,834)	$1,988	$154	$0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	3,000	(144)	131	0	(13)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	600	(53)	48	0	(5)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	1,800	(88)	90	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	7,200	(352)	358	6	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,800	(65)	57	0	(8)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	9,200	(444)	481	37	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,100	(40)	35	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	600	(53)	47	0	(6)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	11,400	1,594	(474)	1,120	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	9,400	(425)	385	0	(40)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	10,800	(963)	864	0	(99)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	46,800	(2,247)	2,437	190	0

Total Swap Agreements							$(5,114)	$6,447	$1,509	$(176)

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$683,324	$1,999	$685,323
Industrials	0	151,042	2,407	153,449
Utilities	0	81,719	0	81,719
U.S. Government Agencies	0	2,351,311	3,997	2,355,308
U.S. Treasury Obligations	0	1,369,146	0	1,369,146
Non-Agency Mortgage-Backed Securities	0	432,995	0	432,995
Asset-Backed Securities
Automobile ABS Other	0	12,907	0	12,907
Automobile Sequential	0	71,660	0	71,660
CMBS Other	0	192,431	0	192,431
Credit Card Bullet	0	12,939	0	12,939
Credit Card Other	0	42,039	0	42,039
Home Equity Other	0	18,844	0	18,844
Manufact House Sequential	0	51	0	51
Whole Loan Collateral	0	1,603	0	1,603
Other ABS	0	154,801	0	154,801
Sovereign Issues	0	115,410	0	115,410
Short-Term Instruments
Commercial Paper	0	169,867	0	169,867
Repurchase Agreements	0	1,077,300	0	1,077,300
U.S. Treasury Bills	0	553	0	553

	$0	$6,939,942	$8,403	$6,948,345
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$721,663	$0	$0	$721,663

Total Investments	$721,663	$6,939,942	$8,403	$7,670,008

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(511,798)	$0	$(511,798)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,968	0	2,968
Over the counter	0	20,047	0	20,047

	$0	$23,015	$0	$23,015
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(1,010)	0	(1,048)
Over the counter	0	(2,190)	0	(2,190)

	$(38)	$(3,200)	$0	$(3,238)

Total Financial Derivative Instruments	$(38)	$19,815	$0	$19,777

Totals	$721,625	$6,447,959	$8,403	$7,177,987

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.6% ¤
CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 5.2%
American Honda Finance Corp. 5.000% due 05/23/2025	$800	$801
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,095
4.250% due 04/30/2025	500	499
Citibank NA
4.876% due 11/19/2027 •	300	300
5.438% due 04/30/2026	900	909
GA Global Funding Trust 3.850% due 04/11/2025	1,000	997
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •	1,600	1,609
JPMorgan Chase & Co.
5.160% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,005
5.536% (SOFRRATE + 0.930%) due 07/22/2028 ~	600	604
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,277
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,892
Morgan Stanley Bank NA 4.968% due 07/14/2028 •	300	301
Pricoa Global Funding 4.200% due 08/28/2025	900	898
Toyota Motor Credit Corp. 4.550% due 08/07/2026	300	300
Wells Fargo & Co. 5.707% due 04/22/2028 •	800	813
Wells Fargo Bank NA 5.254% due 12/11/2026	800	810

		15,110

INDUSTRIALS 1.0%
AbbVie, Inc. 4.800% due 03/15/2027	1,000	1,006
American Airlines Pass-Through Trust 3.575% due 07/15/2029	929	895
Hyundai Capital America 5.300% due 03/19/2027	1,000	1,008

		2,909

UTILITIES 0.7%
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,066
Southern California Edison Co. 5.350% due 03/01/2026	900	906

		1,972

Total Corporate Bonds & Notes (Cost $20,149)		19,991

U.S. GOVERNMENT AGENCIES 39.0%
Fannie Mae
1.567% due 01/25/2040 •(a)	554	47
2.000% due 06/25/2042	917	851
2.080% due 10/01/2026	200	192
2.500% due 11/01/2027 - 06/01/2028	312	304
3.000% due 04/01/2027 - 06/01/2028	67	66
3.150% due 03/01/2026	600	591
3.590% due 12/01/2025	600	594
4.000% due 01/25/2033	2	2
4.430% due 08/01/2028	500	497
4.500% due 01/01/2036	126	125
4.513% due 09/01/2028 •	4	4
4.758% due 12/25/2042 ~	26	26
5.133% due 10/25/2030 •	6	6
5.369% due 03/25/2049 •	492	486
5.654% due 01/25/2051 •	427	428
5.757% due 01/01/2035 •	15	15
6.128% due 07/01/2042 •	23	23

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

6.177% due 09/01/2041 •	59	60
6.328% due 08/01/2030 •	24	24
6.703% due 07/01/2035 •	3	3
6.897% due 06/01/2035 •	49	49
7.019% due 11/01/2034 •	54	56
7.086% due 05/01/2038 •	85	89
Freddie Mac
0.000% due 05/15/2037 (b)(c)	43	39
0.650% due 10/22/2025 - 10/27/2025	10,600	10,296
0.680% due 08/06/2025	8,300	8,125
0.800% due 10/28/2026	2,600	2,440
1.738% due 04/15/2037 •(a)	505	46
2.141% due 08/15/2044 •	209	204
2.920% due 01/25/2026	209	207
3.000% due 01/01/2027 - 05/01/2029	49	47
3.250% due 10/25/2033	473	470
3.590% due 01/25/2025 ~	8	8
4.000% due 08/01/2048	933	868
5.216% due 08/25/2027 •	500	500
5.262% due 07/15/2041 •	265	262
5.319% due 07/15/2044 •	230	232
5.369% due 12/15/2042 •	281	277
5.432% due 05/15/2037 •	109	108
5.500% due 01/25/2047	348	349
5.539% due 08/25/2054 •	703	707
5.754% due 12/15/2050 •	350	350
6.025% due 02/25/2045 •	176	169
6.500% due 07/25/2043	244	248
7.455% due 07/01/2035 •	9	9
Ginnie Mae
3.000% due 03/20/2030 - 06/20/2030	149	144
3.750% due 10/20/2025 ~	5	5
4.500% due 08/20/2048	877	841
4.625% due 07/20/2025 ~	1	1
4.625% due 07/20/2030 •	11	11
4.875% due 04/20/2027 - 05/20/2027 •	10	10
5.255% due 02/20/2074 •	434	434
5.266% due 07/20/2067 •	353	351
5.366% due 03/20/2065 •	747	745
5.396% due 03/20/2065 •	550	549
5.405% due 04/20/2072 •	501	499
5.431% due 06/20/2065 •	69	69
5.505% due 01/20/2073 - 08/20/2073 •	1,584	1,589
5.536% due 10/20/2066 •	392	393
5.566% due 05/20/2066 - 07/20/2066 •	389	389
5.605% due 05/20/2073 •	972	987
5.616% due 04/20/2066 •	469	469
5.666% due 04/20/2066 - 09/20/2069 •	941	943
5.705% due 05/20/2073 •	1,067	1,090
5.755% due 05/20/2073 •	770	785
5.765% due 11/20/2072 •	493	504
5.775% due 11/20/2072 •	603	617
6.016% due 08/20/2070 •	1,134	1,159
6.105% due 08/20/2071 •	495	506
6.111% due 09/20/2067 •	1,078	1,089
Uniform Mortgage-Backed Security
2.500% due 05/01/2028 - 12/01/2032	770	737
3.000% due 12/01/2026 - 04/01/2052	14,812	12,744
3.500% due 05/01/2032 - 11/01/2047	5,307	4,790
4.000% due 08/01/2048 - 08/01/2052	8,477	7,771
4.500% due 01/01/2025 - 05/01/2034	785	769
5.000% due 06/01/2053 - 08/01/2053	4,045	3,914
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055	900	733
5.000% due 01/01/2055	16,000	15,444
5.500% due 02/01/2055	2,000	1,972
6.000% due 02/01/2055	20,100	20,177

Total U.S. Government Agencies (Cost $117,179)		113,729

U.S. TREASURY OBLIGATIONS 22.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	367	364
0.125% due 10/15/2025	243	241
0.375% due 07/15/2025	1,331	1,323
0.625% due 07/15/2032	2,390	2,137
1.125% due 01/15/2033	2,225	2,048
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	39,875
3.875% due 04/30/2025	5,100	5,092
3.875% due 01/15/2026	7,400	7,376
4.125% due 01/31/2025	4,800	4,799
4.875% due 04/30/2026	1,900	1,915

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $65,518)		65,170

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •	900	894
Atrium Hotel Portfolio Trust 5.625% due 12/15/2036 •	793	776
BAMLL Commercial Mortgage Securities Trust 5.562% due 09/15/2038 •	900	859
Banc of America Funding Trust 5.670% due 05/25/2035 ~	99	92
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,525
5.695% due 07/15/2037 •	900	892
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
4.972% due 02/25/2036 ~	1	1
5.957% due 01/25/2034 ~	18	18
Bear Stearns ALT-A Trust 5.515% due 05/25/2035 ~	70	66
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	900	837
BX Trust 5.146% due 04/15/2039 •	367	365
Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	12	12
6.849% due 09/25/2035 •	7	7
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •	837	827
Commercial Mortgage Trust
5.445% due 06/15/2034 •	900	836
5.812% due 12/15/2038 •	740	711
Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~	25	23
5.400% due 02/20/2035 ~	5	5
6.248% due 02/20/2036 •	155	141
Credit Suisse First Boston Mortgage Securities Corp. 5.575% due 03/25/2032 ~	11	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.912% due 07/15/2038 •	100	89
CRSNT Commercial Mortgage Trust 5.334% due 04/15/2036 •	1,300	1,288
DROP Mortgage Trust 5.661% due 10/15/2043 •	1,100	1,045
Extended Stay America Trust 5.591% due 07/15/2038 •	793	794
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	777	622
3.000% due 09/25/2052 ~	863	722
GSR Mortgage Loan Trust
5.081% due 06/25/2034 ~	133	128
5.330% due 09/25/2035 ~	90	85
Hawaii Hotel Trust 5.845% due 05/15/2038 •	1,300	1,301
Impac CMB Trust 5.153% due 02/25/2036 •	273	257
JP Morgan Chase Commercial Mortgage Securities Trust 5.861% due 12/15/2036 •	900	664
JP Morgan Mortgage Trust 7.583% due 04/25/2035 ~	16	17
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~	142	134
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.372% due 08/15/2032 •	218	208
Merrill Lynch Mortgage Investors Trust 5.485% due 02/25/2035 ~	45	42
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	11	11
New Orleans Hotel Trust 5.434% due 04/15/2032 •	900	887
OBX Trust
3.000% due 01/25/2052 ~	734	615
5.000% due 10/25/2051 •	808	752
One Market Plaza Trust 3.614% due 02/10/2032	1,315	1,230
Prime Mortgage Trust 4.853% due 02/25/2034 •	6	5
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •	1,900	1,856
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	18
4.713% due 03/25/2037 •	101	39
4.981% due 07/19/2035 •	24	23
5.141% due 09/19/2032 •	7	7
5.241% due 05/19/2035 •	227	221

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

UWM Mortgage Trust 5.000% due 12/25/2051 •	815	761
Waikiki Beach Hotel Trust 5.745% due 12/15/2033 •	1,250	1,242
WaMu Mortgage Pass-Through Certificates Trust
4.993% due 07/25/2045 •	23	22
4.993% due 12/25/2045 •	24	24
5.033% due 10/25/2045 •	16	15
5.895% due 01/25/2046 •	123	115
6.225% due 06/25/2042 •	5	5
Wells Fargo Mortgage-Backed Securities Trust 3.921% due 11/25/2048 ~	523	495

Total Non-Agency Mortgage-Backed Securities (Cost $25,863)		24,637

ASSET-BACKED SECURITIES 6.9%
AUTOMOBILE ABS OTHER 0.4%
Chesapeake Funding LLC 5.368% due 05/15/2036 •	666	667
GM Financial Consumer Automobile Receivables Trust 4.988% due 03/16/2027 •	614	615

		1,282

AUTOMOBILE SEQUENTIAL 2.8%
Bank of America Auto Trust 5.830% due 05/15/2026	75	75
CarMax Auto Owner Trust
3.490% due 02/16/2027	310	309
5.650% due 05/17/2027	432	434
Carvana Auto Receivables Trust 5.420% due 04/10/2028	967	972
Chase Auto Owner Trust 5.480% due 04/26/2027	472	474
Chesapeake Funding LLC 5.520% due 05/15/2036	666	673
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	54	54
4.380% due 07/20/2029	700	699
5.760% due 10/22/2029	281	283
FCCU Auto Receivables Trust 5.760% due 11/15/2027	578	581
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	500	503
Hertz Vehicle Financing LLC 3.730% due 09/25/2026	900	895
LAD Auto Receivables Trust 5.210% due 06/15/2027	196	197
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	462	464
Santander Drive Auto Receivables Trust 5.410% due 07/15/2027	865	867
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	721	725

		8,205

CMBS OTHER 1.4%
BDS Ltd. 6.166% due 03/19/2039 •	1,606	1,610
FS Rialto Issuer LLC 6.503% due 01/19/2039 •	676	675
MF1 LLC 6.516% due 06/19/2037 •	892	894
Ready Capital Mortgage Financing LLC 5.653% due 11/25/2036 •	353	352
VMC Finance LLC 6.500% due 02/18/2039 •	613	614

		4,145

CREDIT CARD BULLET 0.3%
Citibank Credit Card Issuance Trust 5.207% due 08/07/2027 •	900	903

CREDIT CARD OTHER 0.7%
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027	1,000	1,004

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

Synchrony Card Funding LLC 5.740% due 10/15/2029	1,000	1,020

		2,024

HOME EQUITY OTHER 0.1%
Asset-Backed Securities Corp. Home Equity Loan Trust 6.162% due 03/15/2032 •	27	27
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	11	5
Fremont Home Loan Trust 4.513% due 01/25/2037 •	6	3
GSAMP Trust 4.523% due 12/25/2036 •	41	20
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •	70	21
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •	79	17
Towd Point HE Trust 0.918% due 02/25/2063 ~	117	114

		207

OTHER ABS 1.2%
Mosaic Solar Loan Trust 2.640% due 01/20/2053	640	552
Navient Private Education Loan Trust 5.962% due 07/16/2040 •	386	387
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031	348	350
SMB Private Education Loan Trust
3.940% due 02/16/2055	528	505
5.670% due 11/15/2052	592	601
6.048% due 02/16/2055 •	528	535
Stonepeak ABS 2.301% due 02/28/2033	410	394

		3,324

Total Asset-Backed Securities (Cost $20,245)		20,090

SHORT-TERM INSTRUMENTS 27.1%
COMMERCIAL PAPER 0.9%
Cencora, Inc. 4.750% due 01/15/2025	1,400	1,398
CRH America Finance, Inc. 4.720% due 01/16/2025	1,350	1,347

		2,745

REPURCHASE AGREEMENTS (e) 26.2%		76,300

Total Short-Term Instruments (Cost $79,046)		79,045

Total Investments in Securities (Cost $328,000)		322,662

	SHARES
INVESTMENTS IN AFFILIATES 13.6%
SHORT-TERM INSTRUMENTS 13.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%
PIMCO Short Asset Portfolio	3,732,784	36,559
PIMCO Short-Term Floating NAV Portfolio III	310,149	3,020

Total Short-Term Instruments (Cost $39,427)		39,579

Total Investments in Affiliates (Cost $39,427)		39,579

Total Investments 124.2% (Cost $367,427)		$362,241
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $501)		71
Other Assets and Liabilities, net (24.2)%		(70,592)

Net Assets 100.0%		$291,720

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$41,100	U.S. Treasury Notes 4.250% due 06/30/2029	$(41,862)	$41,100	$41,110
SAL	4.600	01/02/2025	01/03/2025	35,200	U.S. Treasury Notes 3.500% due 04/30/2028	(36,094)	35,200	35,200

Total Repurchase Agreements	$(77,956)	$76,300	$76,310

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.2)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2055	$15,100	$(12,991)	$(12,828)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	5,200	(4,583)	(4,599)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	3,900	(3,643)	(3,566)

Total Short Sales (7.2)%	$(21,217)	$(20,993)

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	1,028	$211,366	$(63)	$0	$(16)
U.S. Treasury 5-Year Note March Futures	03/2025	274	29,127	(114)	0	(19)

$(177)	$0	$(35)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	139	$(15,116)	$141	$30	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	216	(24,044)	357	54	0

$498	$84	$0

Total Futures Contracts	$321	$84	$(35)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	2.697%	Annual	04/04/2025	$3,400	$(29)	$(50)	$(79)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025	6,600	81	(38)	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	3,700	40	(23)	17	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	19,000	355	(179)	176	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(187)	(184)	(371)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,690	(30)	74	44	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	500	(10)	22	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	(7)	13	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	300	(7)	13	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,200	(28)	52	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	(12)	22	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,100	(28)	48	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	800	(21)	35	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	400	(10)	17	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	408	208	616	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	(5)	7	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	(4)	6	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(4)	7	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	230	(6)	15	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(3)	13	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(4)	13	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	300	(7)	19	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	200	(5)	13	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	300	(7)	19	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	1	6	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	2	12	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	1	6	7	0	0

Total Swap Agreements						$467	$204	$671	$14	$(6)

Cash of $1,885 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	7,800	$42	$22
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	30,800	188	62
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	37,900	45	10

Total Purchased Options							$275	$94

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	7,800	(16)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	7,800	(26)	(12)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	30,800	(71)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	30,800	(117)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	200	(1)	(2)

Total Written Options	$(241)	$(80)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,110	$0	$15,110
Industrials	0	2,909	0	2,909
Utilities	0	1,972	0	1,972
U.S. Government Agencies	0	113,729	0	113,729
U.S. Treasury Obligations	0	65,170	0	65,170
Non-Agency Mortgage-Backed Securities	0	24,637	0	24,637
Asset-Backed Securities
Automobile ABS Other	0	1,282	0	1,282
Automobile Sequential	0	8,205	0	8,205
CMBS Other	0	4,145	0	4,145
Credit Card Bullet	0	903	0	903
Credit Card Other	0	2,024	0	2,024
Home Equity Other	0	207	0	207
Other ABS	0	3,324	0	3,324
Short-Term Instruments
Commercial Paper	0	2,745	0	2,745
Repurchase Agreements	0	76,300	0	76,300

$0	$322,662	$0	$322,662
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,579	$0	$0	$39,579

Total Investments	$39,579	$322,662	$0	$362,241

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,993)	$0	$(20,993)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	98	0	98
Over the counter	0	94	0	94

$0	$192	$0	$192
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(41)	0	(41)
Over the counter	0	(80)	0	(80)

$0	$(121)	$0	$(121)

Total Financial Derivative Instruments	$0	$71	$0	$71

Totals	$39,579	$301,740	$0	$341,319

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
AI Silk Midco Ltd. 8.101% (EUR006M + 4.750%) due 03/04/2031 ~	EUR	2,200	$2,277
Aligned Data Centers International LP 8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$28,800	28,687
Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	497	422
10.147% due 08/15/2028 ~		$5,973	4,813
American Airlines, Inc. 9.629% due 04/20/2028 ~		4,476	4,603
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		2,519	2,521
Broadcom, Inc. 5.463% due 08/14/2026 ~		18,817	18,770
Carnival Corp. 7.107% due 10/18/2028 ~		1,522	1,535
Databricks, Inc.
TBD% due 12/20/2030 «µ		4,621	4,598
TBD% due 12/20/2030 «		20,879	20,774
DirecTV Financing LLC 9.847% due 08/02/2027 ~		705	708
Envision Healthcare Corp.
11.382% due 07/20/2026 «~		9,435	9,435
12.507% due 11/03/2028 ~		35,788	36,324
Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		254	254
TBD% due 09/13/2029 «~		2,428	2,466
Hudson's Bay Co. TBD% due 04/03/2026 «		2,904	2,904
iHeartCommunications, Inc. 7.687% due 05/01/2026 ~		4,791	4,283
Lealand Finance Co. BV
7.471% due 06/30/2027 ~		156	79
8.472% due 12/31/2027 ~		659	265
Ocs Group Holdings Ltd. TBD% due 11/27/2031 ~	GBP	2,700	3,353
Poseidon Bidco SASU 7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	16,300	11,026
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(k)		2,300	2,383
Project Hudson II 7.730% due 05/29/2026 «		$5,000	5,075
SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	9,100	9,303
10.085% due 03/29/2030 ~		$16,410	15,692
Softbank Vision Fund II 6.000% due 12/23/2025 «~		21,950	21,669
Subcalidora 2 SARL 8.433% (EUR003M + 5.750%) due 08/14/2029 ~	EUR	7,900	8,204
Syniverse Holdings, Inc. 11.329% due 05/13/2027 ~		$6,657	6,685
TransDigm, Inc. 6.829% due 02/28/2031 ~		61,358	61,533
Turkiye Vakiflar Bankasi TAO 6.481% (EUR003M + 5.750%) due 12/15/2028 «~	EUR	8,000	8,462
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~		$2,089	1,962
Upfield BV 8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	17,300	17,965
Westmoreland Coal Co. 8.000% due 03/15/2029		$90	56
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		465	458

Total Loan Participations and Assignments (Cost $324,351)			319,544

CORPORATE BONDS & NOTES 17.4%
BANKING & FINANCE 10.3%
Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		3,000	3,134
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		3,200	3,395

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

AllyFinancial, Inc. 5.800% due 05/01/2025		2,900	2,904
Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	250
14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		1,200	1,256
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,230	5,780
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	26,441	27,043
Banco Santander SA
5.552% due 03/14/2028 •		$16,000	16,147
6.527% due 11/07/2027 •		9,200	9,467
6.607% due 11/07/2028		7,200	7,578
Bank of America Corp.
3.824% due 01/20/2028 •		700	686
4.827% due 07/22/2026 •		800	800
Bank of Montreal
4.567% due 09/10/2027 •		6,400	6,382
5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		9,200	9,240
Bank of Nova Scotia
4.404% due 09/08/2028 •		10,400	10,297
4.900% due 06/04/2025 •(i)(j)		1,326	1,316
5.433% (SOFRRATE + 1.000%) due 09/08/2028 ~		10,100	10,166
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		4,200	4,221
5.552% (SOFRINDX + 1.070%) due 02/16/2028 ~		7,900	7,945
Barclays PLC
4.837% due 09/10/2028 •		5,300	5,269
5.674% due 03/12/2028 •		1,900	1,924
5.910% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,554
6.224% due 05/09/2034 •		10,686	10,981
6.496% due 09/13/2027 •		18,300	18,747
Bayou Re Ltd.
12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	536
22.784% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		600	687
BNP Paribas SA 5.497% due 05/20/2030 •		9,800	9,817
Bonanza RE Ltd. 4.284% (T-BILL 3MO) due 01/08/2026 ~		250	200
BPCE SA
5.203% due 01/18/2027		4,500	4,523
6.612% due 10/19/2027 •		26,300	26,962
CaixaBank SA 6.684% due 09/13/2027 •		12,400	12,730
Cape Lookout Re Ltd. 12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		600	624
Charles River Re Ltd. 11.064% due 05/10/2031 •		250	257
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(c)		300	39
4.450% due 08/17/2026 ^(c)		200	26
5.950% due 10/20/2025 ^(c)		200	26
6.000% due 07/16/2025 ^(c)		200	26
Citigroup, Inc. 3.106% due 04/08/2026 •		400	398
CoStar Group, Inc. 2.800% due 07/15/2030		6,420	5,616
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)		1,400	147
3.125% due 10/22/2025 ^(c)		1,600	159
3.875% due 10/22/2030 ^(c)		700	73
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,500	689
Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,162
5.633% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,242
Credit Suisse AG AT1 Claim		37,150	4,643
Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,540
5.705% due 03/01/2030 •		4,400	4,465
Deutsche Bank AG
3.547% due 09/18/2031 •		3,732	3,352
4.999% due 09/11/2030 •		2,800	2,738
6.720% due 01/18/2029 •		1,568	1,629
7.146% due 07/13/2027 •		3,500	3,608
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		2,800	2,811
EPR Properties
4.750% due 12/15/2026		627	622
4.950% due 04/15/2028		316	311
Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		2,660	2,773
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		2,660	2,769
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		2,660	2,757
F&G Global Funding 5.875% due 06/10/2027		4,900	4,968

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

FordMotor Credit Co. LLC
2.700% due 08/10/2026		12,400	11,917
3.815% due 11/02/2027		2,104	2,017
4.542% due 08/01/2026		1,300	1,286
4.950% due 05/28/2027		11,205	11,108
5.125% due 11/05/2026		7,400	7,393
5.800% due 03/05/2027		22,200	22,415
5.980% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	11,057
6.950% due 03/06/2026		500	509
6.950% due 06/10/2026		900	921
7.350% due 11/04/2027		400	419
GLP Capital LP
4.000% due 01/15/2031		1,000	915
5.300% due 01/15/2029		902	899
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		1,600	1,556
4.223% due 05/01/2029 •		1,800	1,752
5.049% due 07/23/2030 •		1,400	1,392
6.484% due 10/24/2029 •		24,200	25,364
Hexagon RE Ltd. 11.719% (EUR003M + 8.500%) due 01/07/2031 ~	EUR	1,962	2,058
HSBC Holdings PLC
4.041% due 03/13/2028 •		$3,070	3,006
4.583% due 06/19/2029 •		1,000	980
5.887% due 08/14/2027 •		13,700	13,903
Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		1,100	1,189
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		500	460
Intesa Sanpaolo SpA 7.200% due 11/28/2033		4,200	4,547
Jackson National Life Global Funding 5.550% due 07/02/2027		8,800	8,912
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	864
3.960% due 01/29/2027 •		1,700	1,687
4.005% due 04/23/2029 •		1,763	1,710
4.323% due 04/26/2028 •		600	593
4.979% due 07/22/2028 •		7,200	7,224
5.536% (SOFRRATE + 0.930%) due 07/22/2028 ~		21,200	21,327
5.581% due 04/22/2030 •		400	408
6.070% due 10/22/2027 •		19,200	19,655
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	8,781	694
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,211	2,278
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	620
Lloyds Banking Group PLC
3.750% due 01/11/2027		13,045	12,756
5.462% due 01/05/2028 •		11,000	11,095
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		1,700	1,900
Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027		3,400	3,398
4.650% due 03/15/2030		9,200	9,089
4.850% due 11/15/2031		8,900	8,794
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •		10,200	10,312
Morgan Stanley
4.679% due 07/17/2026 •		600	599
5.123% due 02/01/2029 •		1,100	1,103
6.138% due 10/16/2026 •		500	505
Morgan Stanley Bank NA 5.584% (SOFRRATE + 0.940%) due 07/14/2028 ~		52,600	52,852
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,265
4.302% due 03/08/2029 •		5,600	5,442
6.557% due 10/18/2027 •		17,800	18,271
Nature Coast Re Ltd. 14.314% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		2,066	2,141
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,142
4.892% due 05/18/2029 •		1,430	1,417
5.076% due 01/27/2030 •		6,400	6,339
5.583% due 03/01/2028 •		12,200	12,351
5.713% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,063
5.799% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,331
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	799
5.300% due 09/13/2027		2,200	2,177
Nomura Holdings, Inc.
5.594% due 07/02/2027		700	710
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,472
Orange Capital RE DAC 10.765% (EUR003M + 7.500%) due 01/08/2027 ~	EUR	1,800	1,883

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

PolestarRe Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		$1,500	1,560
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,900	5,106
Principal Life Global Funding 4.600% due 08/19/2027		6,700	6,685
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,800	1,873
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	317
Royal Bank of Canada
4.510% due 10/18/2027 •		$39,200	39,062
5.069% due 07/23/2027 •		15,000	15,072
5.378% (SOFRINDX + 0.790%) due 07/23/2027 ~		21,800	21,865
Sabine Re Ltd. 12.534% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		600	620
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,086
3.823% due 11/03/2028 •		1,700	1,638
6.534% due 01/10/2029 •		2,200	2,268
SBA Tower Trust 4.831% due 10/15/2029		10,700	10,463
Societe Generale SA 6.447% due 01/12/2027 •		29,000	29,350
Sumitomo Mitsui Financial Group, Inc. 5.316% due 07/09/2029		7,800	7,891
Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		5,900	5,850
5.482% (SOFRRATE + 0.980%) due 09/10/2027 ~		4,000	4,035
Taranis Reinsurance DAC
9.219% (EUR003M + 6.000%) due 01/07/2031 ~	EUR	1,200	1,242
11.388% (EUR003M + 8.250%) due 01/08/2031 ~		1,700	1,806
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		$3,300	3,299
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		1,300	1,365
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		800	827
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		500	521
UBS AG
1.250% due 08/07/2026		500	473
7.500% due 02/15/2028		1,450	1,553
UBS Group AG
3.091% due 05/14/2032 •		4,400	3,829
3.250% due 04/02/2026 •	EUR	3,800	3,936
4.194% due 04/01/2031 •		$3,550	3,356
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	5,950	6,166
5.428% due 02/08/2030 •		$8,200	8,255
5.959% due 01/12/2034 •		4,805	4,915
6.327% due 12/22/2027 •		11,500	11,802
6.373% due 07/15/2026 •		22,450	22,614
6.442% due 08/11/2028 •		33,850	34,985
6.537% due 08/12/2033 •		1,100	1,167
7.750% due 03/01/2029 •	EUR	8,600	10,154
9.016% due 11/15/2033 •		$2,800	3,383
Uniti Group LP
6.500% due 02/15/2029		14,653	13,312
10.500% due 02/15/2028		13,093	13,974
Ursa Re Ltd.
9.784% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		3,600	3,765
13.034% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		4,600	4,880
VICI Properties LP
3.750% due 02/15/2027		8,000	7,768
3.875% due 02/15/2029		3,700	3,489
4.500% due 09/01/2026		4,600	4,562
4.500% due 01/15/2028		3,219	3,151
4.625% due 06/15/2025		18,629	18,583
5.750% due 02/01/2027		200	202
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)		3,092	0
Wells Fargo & Co.
3.526% due 03/24/2028 •		300	291
4.540% due 08/15/2026 •		2,700	2,695
5.707% due 04/22/2028 •		3,000	3,050
6.303% due 10/23/2029 •		14,100	14,678
Winston RE Ltd. 16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		400	413

			1,058,850

INDUSTRIALS 4.9%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		416	385
3.600% due 09/15/2028		230	224
Altice France SA
3.375% due 01/15/2028	EUR	400	315
5.125% due 01/15/2029		$400	303
5.125% due 07/15/2029		1,000	750

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 01/15/2028		3,500	2,594
5.500% due 10/15/2029		1,700	1,282
5.875% due 02/01/2027	EUR	300	250
8.125% due 02/01/2027		$2,800	2,273
Altria Group, Inc. 3.125% due 06/15/2031	EUR	1,900	1,926
Amdocs Ltd. 2.538% due 06/15/2030		$3,300	2,870
American Airlines Pass-Through Trust
2.875% due 01/11/2036		803	704
3.000% due 04/15/2030		187	175
3.200% due 12/15/2029		692	655
3.350% due 04/15/2031		564	529
3.375% due 11/01/2028		15,221	14,552
3.575% due 07/15/2029		929	895
3.600% due 03/22/2029		777	751
3.650% due 08/15/2030		767	731
3.700% due 04/01/2028		531	517
BAT Capital Corp. 6.343% due 08/02/2030		2,000	2,104
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	192
6.125% due 11/21/2026		1,900	1,937
6.375% due 11/21/2030		400	412
Boeing Co.
2.196% due 02/04/2026		7,600	7,375
6.259% due 05/01/2027		27,300	27,957
6.298% due 05/01/2029		3,570	3,702
6.388% due 05/01/2031		4,400	4,602
British Airways Pass-Through Trust
2.900% due 09/15/2036		6,560	5,802
3.300% due 06/15/2034		701	644
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		18,244	19,147
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		19,491	22,350
CDW LLC
2.670% due 12/01/2026		15,100	14,494
4.250% due 04/01/2028		15,000	14,547
CLN Magnetto Group 8.606% due 10/25/2031 «~		9,000	9,009
CVS Pass-Through Trust 7.507% due 01/10/2032		53	56
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		439	404
DISH DBS Corp.
5.250% due 12/01/2026		21,040	19,164
5.750% due 12/01/2028		14,310	12,262
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (b)		81	14
Gazprom PJSC Via Gaz Capital SA
2.500% due 03/21/2026	EUR	16,200	11,747
8.625% due 04/28/2034		$300	232
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,051	2,367
5.106% due 03/15/2034		3,855	4,699
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	6,200	6,982
Imperial Brands Finance PLC 3.500% due 07/26/2026		$19,000	18,604
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		26,487	24,497
IQVIA, Inc. 6.250% due 02/01/2029		2,700	2,794
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,510	2,365
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	7,100	7,208
Marriott International, Inc. 4.800% due 03/15/2030		$5,100	5,064
Mitchells & Butlers Finance PLC
5.126% (US0003M + 0.450%) due 12/15/2030 ~		3,377	3,193
6.013% due 12/15/2030	GBP	223	277
National Football League 5.480% due 10/05/2028 «(k)		$18,600	18,654
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		9,500	9,366
4.345% due 09/17/2027		23,270	22,413
4.810% due 09/17/2030		5,600	5,268
NPC Ukrenergo 6.875% due 11/09/2028		800	548
Petroleos de Venezuela SA
5.375% due 04/12/2027		3,300	360
5.500% due 04/12/2037		4,350	450
6.000% due 11/15/2026		3,434	361
6.000% due 05/16/2034		1,810	190

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

9.750% due 05/17/2035		840	94
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	21,858
6.950% due 01/28/2060		3,028	2,081
Prime Property Development Corp. Ltd. 5.250% due 09/30/2029 «(k)		12,400	12,149
Prosus NV 1.288% due 07/13/2029	EUR	5,000	4,699
Rolls-Royce PLC
3.625% due 10/14/2025		$2,000	1,968
4.625% due 02/16/2026	EUR	889	935
5.750% due 10/15/2027		$14,288	14,521
5.750% due 10/15/2027	GBP	3,043	3,869
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		$2,071	2,080
Syngenta Finance NV 4.892% due 04/24/2025		1,198	1,197
Thames Water Utilities Finance PLC
2.375% due 04/22/2040	GBP	800	736
3.500% due 02/25/2028		200	192
4.000% due 04/18/2027	EUR	1,500	1,192
4.375% due 01/18/2031		200	159
4.375% due 07/03/2034	GBP	500	484
6.500% due 02/09/2032		100	101
7.125% due 04/30/2031		400	409
9.750% due 04/30/2028 «		982	1,149
Times Square Hotel Trust 8.528% due 08/01/2026		$62	62
Topaz Solar Farms LLC
4.875% due 09/30/2039		415	388
5.750% due 09/30/2039		3,309	3,227
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		412	408
4.625% due 12/03/2026		172	172
U.S. Renal Care, Inc. 10.625% due 06/28/2028		187	160
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,095	970
5.875% due 04/15/2029		17,879	18,276
Valaris Ltd. 8.375% due 04/30/2030		160	162
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,655
3.875% due 11/01/2033		2,000	1,720
Venture Global LNG, Inc.
8.125% due 06/01/2028		10,000	10,411
8.375% due 06/01/2031		2,000	2,088
9.500% due 02/01/2029		2,100	2,322
9.875% due 02/01/2032		21,800	23,934
Volkswagen Group of America Finance LLC 5.250% due 03/22/2029		22,600	22,366
Yellowstone Energy LP 5.750% due 12/31/2026 «		665	654

			505,342

UTILITIES 2.2%
FORESEA Holding SA 7.500% due 06/15/2030		326	315
Gazprom PJSC Via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	52,903
ONEOK, Inc. 4.250% due 09/24/2027		$2,800	2,760
Pacific Gas & Electric Co.
2.100% due 08/01/2027		14,923	13,926
2.500% due 02/01/2031		200	171
3.150% due 01/01/2026		25,470	25,037
3.250% due 06/01/2031		28,900	25,665
3.300% due 03/15/2027		1,510	1,458
3.300% due 12/01/2027		6,710	6,413
3.500% due 06/15/2025		11,026	10,950
3.750% due 07/01/2028		5,599	5,362
4.300% due 03/15/2045		479	384
4.550% due 07/01/2030		11,197	10,844
4.650% due 08/01/2028		800	789
4.950% due 06/08/2025		12,700	12,707
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		22,000	22,039
5.450% due 06/15/2027		7,100	7,188
5.900% due 06/15/2032		9,280	9,532
Rio Oil Finance Trust
8.200% due 04/06/2028		6,938	7,131

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

9.750% due 01/06/2027	2,949	3,062

		218,636

Total Corporate Bonds & Notes (Cost $1,816,700)		1,782,828

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	16	17

Total Municipal Bonds & Notes (Cost $16)		17

U.S. GOVERNMENT AGENCIES 71.1%
Fannie Mae
5.033% due 09/25/2042 •	4	4
6.000% due 04/25/2043	3	3
7.336% due 09/01/2037 •	1,437	1,456
Freddie Mac
0.719% due 01/25/2031 ~(a)	160,950	2,022
2.979% due 10/25/2046 ~	543	528
3.500% due 11/01/2046	475	428
4.000% due 08/01/2047	874	812
7.634% due 12/25/2047 ~	175	175
Ginnie Mae
3.000% due 01/20/2052 - 03/20/2052	11,232	9,751
3.500% due 05/20/2052 - 10/20/2052	32,590	29,161
3.625% due 12/20/2045 •	498	507
4.625% due 07/20/2045 - 09/20/2045 •	983	995
5.000% due 01/20/2049	7	7
5.516% due 10/20/2066 •	789	789
Ginnie Mae, TBA
2.500% due 01/01/2055 - 02/01/2055	18,900	15,787
3.000% due 01/01/2055 - 02/01/2055	54,000	46,833
3.500% due 01/01/2055 - 02/01/2055	50,000	44,703
4.000% due 01/01/2055 - 02/01/2055	71,900	66,233
4.500% due 02/01/2055	192,300	181,761
5.000% due 02/01/2055	71,500	69,335
Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 02/01/2051	422,244	349,831
3.000% due 03/01/2030 - 12/01/2052	82,085	73,073
3.500% due 08/01/2047 - 03/01/2050	22,176	19,892
4.000% due 06/01/2038 - 07/01/2051	56,277	52,260
4.500% due 10/01/2025 - 08/01/2053	53,926	50,826
5.000% due 08/01/2052 - 08/01/2054	160,073	154,738
5.500% due 01/01/2053 - 05/01/2054	145,926	144,238
6.000% due 01/01/2029 - 07/01/2054	194,393	195,608
6.500% due 02/01/2026 - 11/01/2054	515,466	526,615
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	195,682	166,238
3.500% due 02/01/2055	160,900	142,303
4.000% due 01/01/2055 - 03/01/2055	646,626	591,267
4.500% due 02/01/2055 - 03/01/2055	224,200	210,749
5.000% due 01/01/2055 - 02/01/2055	668,600	645,012
5.500% due 01/01/2055 - 02/01/2055	739,532	729,308
6.000% due 02/01/2055	1,533,630	1,539,501
6.500% due 01/01/2055 - 02/01/2055	1,059,100	1,080,158
7.000% due 01/01/2055	139,300	144,447

Total U.S. Government Agencies (Cost $7,431,467)		7,287,354

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
2.750% due 08/15/2047 (q)	1,000	704
3.000% due 08/15/2048 (q)	80	59
3.000% due 02/15/2049 (q)	10	7
4.625% due 05/15/2054 (m)	149,800	145,592
U.S. Treasury Inflation Protected Securities(h)
0.125% due 04/15/2025 (o)(q)	31,257	31,065
0.125% due 10/15/2025 (o)	21,898	21,647
0.125% due 07/15/2030	38,487	34,701
0.125% due 01/15/2031 (o)	2,061	1,830
0.125% due 07/15/2031 (o)(q)	74,128	65,278
0.250% due 07/15/2029 (o)(q)	66,020	61,164
0.250% due 02/15/2050 (q)	6,164	3,599
0.375% due 07/15/2025 (o)(q)	45,403	45,131
0.375% due 01/15/2027 (o)(q)	3,605	3,497
0.375% due 07/15/2027 (o)(q)	981	947
0.625% due 07/15/2032 (q)	92,891	83,056
0.625% due 02/15/2043 (q)	1,098	805
0.750% due 07/15/2028 (o)	11,890	11,423
0.750% due 02/15/2042 (q)	1,118	857
0.750% due 02/15/2045 (q)	5,764	4,181
0.875% due 01/15/2029 (o)	38,671	36,931

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

0.875% due 02/15/2047 (q)	6,408	4,640
1.000% due 02/15/2046 (q)	3,331	2,511
1.000% due 02/15/2048 (q)	7,424	5,471
1.000% due 02/15/2049	23,596	17,212
1.375% due 07/15/2033 (q)	91,257	85,404
1.375% due 02/15/2044 (q)	1,084	902
1.500% due 02/15/2053 (q)	22,088	17,708
1.750% due 01/15/2034 (o)	28,959	27,771
1.875% due 07/15/2034	197,275	191,208
2.125% due 02/15/2040 (q)	584	564
2.125% due 02/15/2041 (q)	577	558

Total U.S. Treasury Obligations (Cost $993,587)		906,423

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.0%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	11,606
4.649% due 02/10/2036 ~	30,350	25,252
Adjustable Rate Mortgage Trust
4.953% due 03/25/2036 •	4,464	1,236
5.178% due 11/25/2035 ~	58	40
5.544% due 10/25/2035 ~	55	52
5.599% due 06/25/2035 ~	2,031	1,937
7.227% due 08/25/2035 ~	33	33
American Home Mortgage Assets Trust
4.578% due 03/25/2047 •	1,893	1,653
4.643% due 12/25/2046 •	3,773	3,158
5.765% due 10/25/2046 •	3,130	2,050
American Home Mortgage Investment Trust
5.353% due 09/25/2035 •	342	342
6.603% due 12/25/2035 •	11,032	2,023
6.700% due 06/25/2036 þ	8,911	1,275
7.100% due 06/25/2036 þ	3,816	544
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	863	866
Ashford Hospitality Trust
5.820% due 04/15/2035 •	10,000	9,985
6.145% due 06/15/2035 ~	15,150	15,057
6.145% due 06/15/2035 •	3,000	2,981
6.545% due 06/15/2035 ~	9,900	9,811
6.545% due 06/15/2035 •	6,000	5,946
6.670% due 04/15/2035 •	23,253	23,086
7.445% due 06/15/2035 •	6,600	6,530
Atrium Hotel Portfolio Trust
6.345% due 12/15/2036 •	8,450	8,162
6.645% due 12/15/2036 •	7,242	6,893
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «~	9,400	6,970
6.512% due 09/15/2038 •	6,000	5,364
6.662% due 03/15/2037 •	6,500	6,491
7.262% due 09/15/2038 •	16,700	14,527
BAMLL Re-REMIC Trust 5.882% due 06/17/2050 ~	100	23
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~	2,293	647
Banc of America Funding Trust
4.865% due 10/20/2036 •	6,261	4,713
4.865% due 12/20/2046 •	4,402	3,534
5.392% due 05/20/2036 ~	43	38
5.651% due 09/20/2035 ~	21	17
6.388% due 04/25/2037 þ	84	70
Banc of America Mortgage Trust
4.862% due 01/25/2036 ~	16	14
5.499% due 11/20/2046 ~	146	129
Barclays Commercial Mortgage Securities Trust 7.086% due 07/15/2037 •	5,576	5,215
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	8,800	7,296
BCAP LLC Trust
3.958% due 03/27/2036 ~	565	390
4.424% due 11/26/2036 ~	1,324	1,075
4.538% due 10/26/2037 ~	100	99
4.813% due 03/25/2037 •	6,536	5,739
6.500% due 06/26/2037 ~	7,414	1,753
Bear Stearns Adjustable Rate Mortgage Trust 5.149% due 01/25/2035 ~	2	2
Bear Stearns ALT-A Trust
4.696% due 11/25/2035 ~	273	245
4.773% due 09/25/2047 ~	11,843	6,743
Bear Stearns Mortgage Funding Trust 4.613% due 01/25/2037 •	7,268	6,348
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~	189	137
Benchmark Mortgage Trust
3.294% due 12/15/2062 ~	11,595	6,390
3.509% due 09/15/2048 ~	3,000	2,893

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

BINOMSecuritization Trust 4.441% due 08/25/2057 ~	9,098	8,687
Braemar Hotels & Resorts Trust 5.820% due 06/15/2035 •	3,344	3,327
BWAY Mortgage Trust
6.712% due 09/15/2036 •	7,124	5,822
7.362% due 09/15/2036 •	8,195	6,076
BX Trust
6.157% due 10/15/2036 •	13,200	13,173
6.407% due 10/15/2036 •	16,040	16,009
6.665% due 05/15/2035 •	6,285	6,288
7.115% due 05/15/2035 •	3,600	3,602
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~	15,131	14,686
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	11,876	10,510
3.250% due 09/25/2064 ~	9,674	8,567
Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,836	4,594
6.677% due 02/25/2037 ~	414	399
ChaseFlex Trust 6.000% due 02/25/2035	2,095	1,532
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.703% due 06/25/2036 •	161	152
CIM Trust 4.500% due 03/25/2062 ~	49,194	47,534
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	875	775
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~	6,556	6,314
6.412% due 10/15/2036 •	15,070	14,881
6.812% due 10/15/2036 •	19,910	19,633
7.412% due 10/15/2036 •	13,270	12,978
Citigroup Mortgage Loan Trust 0.000% due 05/01/2060 ~	300,332	257,925
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,257	3,913
6.500% due 06/25/2037	38	33
Colony Mortgage Capital Ltd.
6.325% due 11/15/2038 •	7,850	7,511
7.568% due 11/15/2038 •	8,000	7,011
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	3,615	3,631
6.393% due 06/25/2069 þ	6,962	7,030
Countrywide Alternative Loan Trust
4.685% due 07/20/2046 •	66	55
4.765% due 09/20/2046 •	924	783
4.813% due 04/25/2046 •	883	809
4.853% due 02/25/2036 •	105	65
5.000% due 08/25/2035	2,355	1,396
5.500% due 04/25/2035	851	576
5.500% due 12/25/2035	154	134
5.500% due 03/25/2036	38	17
5.505% due 11/20/2035 •	15	8
5.785% due 08/25/2046 •	1,555	1,374
6.000% due 12/25/2034	1,858	1,641
6.000% due 03/25/2036	371	175
6.000% due 08/25/2036 •	411	377
6.000% due 03/25/2037	916	344
6.000% due 05/25/2037	8,053	3,558
6.205% due 11/25/2047 •	2,282	1,942
Countrywide Asset-Backed Certificates Trust 5.173% due 11/25/2035 •	283	277
Countrywide Home Loan Mortgage Pass-Through Trust
3.794% due 04/25/2035 ~	88	64
4.417% due 09/20/2036 ~	654	574
4.470% due 11/25/2037 ~	13,974	12,656
4.723% due 04/25/2035 •	102	96
5.053% due 05/25/2035 •	692	598
5.093% due 03/25/2035 •	56	49
5.500% due 11/25/2035	28	15
6.000% due 02/25/2037	5,997	2,259
7.785% due 10/20/2034 ~	58	58
Countrywide Home Loan Reperforming REMIC Trust 4.813% due 03/25/2035 •	1,546	1,484
Credit Suisse Commercial Mortgage Trust 5.551% due 01/15/2049 ~	15,000	11,722
Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~	37	35
6.000% due 01/25/2036	188	111
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.184% due 07/27/2061 ~	23,245	23,195
6.312% due 07/15/2038 •	4,460	3,471
6.421% due 10/25/2037 ~	29,056	16,881
6.594% due 07/15/2032 •	2,798	2,747
6.812% due 07/15/2038 •	7,000	3,735

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

7.153% due 06/01/2050 ~		4,929	4,917
Cross Mortgage Trust 5.549% due 12/25/2069 ~		2,800	2,805
CRSNT Commercial Mortgage Trust
5.714% due 04/15/2036 •		16,000	15,811
6.064% due 04/15/2036 •		9,000	8,873
DBGS Mortgage Trust 7.162% due 10/15/2036 •		19,393	15,016
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,413
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.753% due 03/25/2037 •		176	161
4.873% due 08/25/2047 •		12,958	12,002
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		49	42
6.386% due 10/25/2036 þ		49	42
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.496% due 06/27/2037 ~		8,834	7,714
Downey Savings & Loan Association Mortgage Loan Trust 4.791% due 10/19/2036 •		266	153
DROP Mortgage Trust 6.761% due 10/15/2043 •		15,648	14,215
Eurosail PLC 5.546% due 09/13/2045 •	GBP	1,077	1,341
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
5.591% due 07/15/2038 •		55,049	55,122
6.761% due 07/15/2038 •		7,488	7,516
First Horizon Mortgage Pass-Through Trust
5.650% due 02/25/2036 ~		10	10
5.750% due 05/25/2037		68	22
GCAT Trust
4.250% due 05/25/2067 ~		3,921	3,634
6.007% due 01/25/2059 þ		3,493	3,512
6.085% due 06/25/2059 þ		4,958	4,987
GS Mortgage Securities Corp. Trust
6.320% due 12/15/2036 •		3,182	3,109
6.570% due 12/15/2036 •		3,614	3,495
7.170% due 12/15/2036 •		1,000	957
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		13,466	12,516
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,153	988
0.000% due 01/25/2061 ~(a)		185,069	4,630
0.000% due 12/25/2061 ~(a)		372	363
0.140% due 01/25/2061 ~(a)		180,673	828
2.750% due 01/25/2061 ~		130,749	121,984
3.250% due 01/25/2061 ~		12,636	10,977
3.500% due 01/25/2061 ~		8,832	7,739
3.875% due 01/25/2061 ~		7,473	6,583
3.890% due 12/25/2061 ~		226,558	190,323
4.250% due 01/25/2061 ~		4,076	3,633
4.750% due 01/25/2061 ~		3,533	3,193
5.579% due 01/25/2061 ~		3,303	2,858
GSMPS Mortgage Loan Trust 3.978% due 06/25/2034 ~		1,326	1,223
GSR Mortgage Loan Trust 5.046% due 11/25/2035 ~		3	3
HarborView Mortgage Loan Trust
4.955% due 06/19/2045 •		724	325
5.675% due 12/19/2036 •		4,569	3,950
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		108	107
Hawaii Hotel Trust
6.695% due 05/15/2038 •		7,810	7,816
6.855% due 05/15/2038 •		18,016	18,031
HSI Asset Securitization Corp. Trust 5.443% due 07/25/2035 •		3,206	2,738
Impac CMB Trust 5.216% due 12/25/2032 þ		32	32
Impac Secured Assets Trust 5.093% due 03/25/2036 •		1,011	815
Independence Plaza Trust 4.356% due 07/10/2035		1,600	1,510
IndyMac INDA Mortgage Loan Trust 4.741% due 08/25/2037 ~		84	80
IndyMac INDX Mortgage Loan Trust
3.427% due 05/25/2037 ~		8,069	6,371
3.895% due 05/25/2037 ~		1,241	830
4.251% due 09/25/2035 ~		44	36
4.813% due 01/25/2037 •		7,359	6,540
InTown Mortgage Trust 8.082% due 08/15/2039 •		9,800	9,833
JP Morgan Alternative Loan Trust
4.316% due 05/25/2036 ~		93	52
4.335% due 10/25/2036 ~		7,015	6,238

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

4.844% due 12/25/2036 ~	26	25
5.812% due 12/25/2035 ~	389	274
JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 ~(a)	51,900	695
6.511% due 12/15/2036 •	3,810	215
6.612% due 09/15/2029 •	7,700	6,748
6.862% due 09/15/2029 •	8,698	7,376
7.235% due 10/05/2040	5,500	5,759
JP Morgan Mortgage Trust
4.510% due 05/25/2036 ~	197	160
4.750% due 01/25/2063 ~	14,859	14,246
5.067% due 08/25/2036 ~	505	391
5.452% due 06/25/2037 ~	194	148
6.000% due 09/25/2035	4,974	3,434
6.500% due 09/25/2035	92	57
Lavender Trust 6.250% due 10/26/2036	1,007	465
Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ	8,458	8,429
4.892% due 10/25/2066 þ	4,752	4,757
4.991% due 09/25/2060 ~	306	307
Lehman Mortgage Trust
6.000% due 08/25/2036	351	265
6.000% due 09/25/2037	70	68
Lehman XS Trust
4.813% due 12/25/2036 •	5,737	5,440
4.833% due 09/25/2046 •	147	128
MASTR Adjustable Rate Mortgages Trust 4.663% due 04/25/2046 •	174	154
MASTR Alternative Loan Trust 6.750% due 07/25/2036	395	136
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,405	1,112
Merrill Lynch Alternative Note Asset Trust 5.053% due 03/25/2037 •	580	139
Merrill Lynch Mortgage Investors Trust
5.173% due 08/25/2035 •	1,900	1,793
6.129% due 11/25/2035 •	28	27
MFA Trust
5.570% due 09/25/2067 þ	15,596	15,558
6.105% due 12/25/2068 þ	4,398	4,420
MFT Trust
3.358% due 02/10/2042	5,000	3,420
3.477% due 02/10/2042 ~	6,815	4,297
Morgan Stanley Capital Trust
6.095% due 11/15/2034 •	5,400	5,215
6.756% due 12/15/2036 •	9,000	412
6.895% due 11/15/2034 •	20,993	20,253
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~	2,681	2,063
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ	5,531	5,308
Mortgage Equity Conversion Asset Trust 4.750% due 01/25/2042 •	2,490	2,445
MRCD Mortgage Trust 2.718% due 12/15/2036	19,530	14,749
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	21,999	14,499
4.773% due 06/17/2038 ~	11,706	10,886
New Orleans Hotel Trust
5.434% due 04/15/2032 •	3,300	3,254
6.034% due 04/15/2032 •	12,440	11,907
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,020	3,839
3.500% due 10/25/2059 ~	1,653	1,544
New York Mortgage Trust 3.750% due 02/25/2068 ~	1,740	1,604
NLT Trust 3.200% due 10/25/2062 ~	3,242	2,876
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.643% due 06/25/2037 •	3,259	2,659
5.083% due 04/25/2036 ~	1,961	1,691
Nomura Resecuritization Trust 5.353% due 01/25/2037 •	18,723	17,591
OBX Trust
5.928% due 11/25/2063 þ	5,302	5,333
6.030% due 01/25/2064 þ	6,111	6,153
6.233% due 05/25/2064 þ	5,061	5,108
6.465% due 10/25/2063 þ	8,172	8,257
6.844% due 04/25/2063 þ	3,815	3,872
7.159% due 10/25/2063 þ	10,454	10,662
PRET Trust 4.075% due 06/25/2064 ~	3,762	3,521
PRKCM Trust
6.431% due 05/25/2059 þ	879	891
7.225% due 11/25/2058 þ	4,512	4,600

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

PRPMLLC
3.750% due 03/25/2054 þ		884	855
4.000% due 11/25/2053 þ		982	960
4.000% due 01/25/2054 þ		864	844
4.000% due 05/25/2054 þ		861	842
4.000% due 11/25/2054 þ		5,920	5,702
4.200% due 12/25/2064 þ		2,228	2,166
5.699% due 11/25/2029 þ		1,559	1,561
5.870% due 11/25/2029 þ		6,941	6,964
6.221% due 11/25/2068 þ		1,426	1,438
RBSSP Resecuritization Trust 4.893% due 01/26/2036 ~		2,090	1,899
RCKT Mortgage Trust 6.808% due 09/25/2043 ~		2,351	2,383
Residential Accredit Loans, Inc. Trust
4.773% due 01/25/2037 •		10,134	8,936
4.833% due 07/25/2036 •		121	108
5.675% due 09/25/2046 •		5,040	4,564
6.000% due 09/25/2036		327	132
6.185% due 09/25/2045 •		141	117
Sequoia Mortgage Trust 5.265% due 09/20/2034 •		2	1
SFO Commercial Mortgage Trust
6.911% due 05/15/2038 •		23,560	22,525
7.411% due 05/15/2038 •		5,000	4,445
Starwood Mortgage Trust
6.262% due 04/15/2034 •		7,734	7,623
6.812% due 04/15/2034 •		10,000	9,856
Structured Adjustable Rate Mortgage Loan Trust
4.753% due 02/25/2037 •		2,140	1,959
5.331% due 09/25/2035 ~		109	96
6.811% due 04/25/2034 ~		1	1
Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •		891	344
4.993% due 08/25/2035 •		231	208
Structured Asset Securities Corp.
4.703% due 07/25/2035 •		11,670	10,806
4.713% due 05/25/2043 •		6,133	5,768
Structured Asset Securities Corp. Mortgage Loan Trust 4.703% due 05/25/2036 •		12,683	10,340
TBW Mortgage-Backed Trust
4.813% due 01/25/2037 •		14,400	3,107
6.470% due 09/25/2036 þ		473	12
6.620% due 03/25/2037 þ		8,865	1,842
Thornburg Mortgage Securities Trust 5.093% due 09/25/2043 •		9	9
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	30,515	38,286
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$3,602	3,424
3.000% due 10/25/2057 ~		1,774	1,662
3.250% due 07/25/2056 ~		902	891
3.750% due 07/25/2062 ~		7,369	6,917
3.750% due 09/25/2062		77,347	72,731
4.480% due 10/25/2064 ~		35,344	34,599
Tower Bridge Funding PLC 5.904% due 01/20/2066 ~	GBP	10,934	13,754
Uropa Securities PLC 5.293% due 10/10/2040 •		2,541	2,972
VASA Trust
5.762% due 07/15/2039 •		$10,800	9,917
6.262% due 07/15/2039 •		10,000	8,181
Verus Securitization Trust
5.799% due 07/25/2069 þ		2,521	2,533
6.192% due 06/25/2069 þ		8,252	8,316
6.259% due 12/25/2068 þ		3,491	3,520
6.876% due 11/25/2068 ~		3,322	3,372
Waikiki Beach Hotel Trust
6.175% due 12/15/2033 •		5,000	4,951
6.725% due 12/15/2033 •		8,650	8,553
WaMu Commercial Mortgage Securities Trust
6.425% due 11/23/2043 ~		221	221
7.170% due 03/23/2045 ~		8,474	8,279
WaMu Mortgage Pass-Through Certificates Trust
4.263% due 12/25/2046 •		102	87
4.398% due 02/25/2037 ~		163	142
5.013% due 11/25/2045 •		1,427	1,326
5.033% due 12/25/2045 •		1,394	1,386
5.042% due 10/25/2035 ~		2,678	2,412
5.433% due 11/25/2034 •		182	170
6.025% due 11/25/2042 •		29	27
6.798% due 09/25/2033 ~		15	14
Warwick Finance Residential Mortgages PLC 5.653% due 12/21/2049 ~	GBP	6,765	8,504
Wells Fargo Alternative Loan Trust 4.883% due 06/25/2037 •		$1,789	1,535

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

WellsFargo Mortgage-Backed Securities Trust
6.658% due 11/25/2037 ~	119	105
6.671% due 04/25/2036 ~	411	396
6.823% due 10/25/2037 ~	9,960	8,549
7.413% due 09/25/2033 ~	21	21

Total Non-Agency Mortgage-Backed Securities (Cost $2,270,476)		2,054,072

ASSET-BACKED SECURITIES 22.5%
AUTOMOBILE ABS OTHER 1.2%
AmeriCredit Automobile Receivables Trust 5.203% due 02/18/2028 •	12,019	12,032
Carmax Select Receivables Trust 5.328% due 09/15/2027 •	1,464	1,465
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	500	502
GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027	2,611	2,611
5.340% due 06/15/2028	11,500	11,515
5.520% due 11/15/2027	22,400	22,476
5.690% due 03/15/2029	12,259	12,350
GM Financial Consumer Automobile Receivables Trust 4.958% due 06/16/2027 •	9,200	9,205
Porsche Innovative Lease Owner Trust 5.125% due 01/20/2027 •	9,600	9,617
Santander Drive Auto Receivables Trust
4.720% due 06/15/2027	11,332	11,331
4.930% due 09/17/2029	8,900	8,933
4.960% due 11/15/2028	14,000	14,036
Westlake Automobile Receivables Trust 5.168% due 03/15/2027 •	3,016	3,020
World Omni Auto Receivables Trust
5.028% due 09/15/2027 •	668	669
5.068% due 01/18/2028 •	4,900	4,906

		124,668

AUTOMOBILE SEQUENTIAL 7.8%
AmeriCredit Automobile Receivables Trust 5.750% due 02/18/2028	13,082	13,139
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028	5,500	5,534
5.440% due 02/22/2028	1,070	1,083
5.780% due 04/20/2028	2,250	2,296
6.120% due 04/20/2027	2,780	2,823
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	3,800	3,837
5.670% due 04/15/2027	4,155	4,166
BofA Auto Trust
5.350% due 11/15/2028	4,400	4,457
5.570% due 12/15/2026	6,098	6,122
Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028	3,300	3,318
5.540% due 02/16/2027	1,257	1,259
Carmax Select Receivables Trust 5.780% due 09/15/2027	2,635	2,651
Carvana Auto Receivables Trust
0.800% due 01/10/2027	3,482	3,426
4.260% due 10/10/2029	10,700	10,600
4.310% due 09/10/2030	6,225	6,103
5.080% due 03/11/2030	5,691	5,736
5.500% due 08/10/2027	4,150	4,161
5.620% due 01/10/2029	2,200	2,228
5.710% due 07/10/2028	4,100	4,151
5.710% due 07/10/2029	3,000	3,063
5.740% due 11/13/2029	1,873	1,917
5.760% due 04/12/2027	3,179	3,187
5.900% due 08/10/2027	5,018	5,042
5.980% due 12/10/2027	3,510	3,536
6.090% due 11/10/2026	397	398
6.160% due 10/10/2028	4,600	4,674
6.160% due 09/10/2029	5,319	5,496
Centerline Logistics Corp.
9.250% due 12/15/2027 «	338	339
9.750% due 12/15/2027 «	368	372
Chase Auto Owner Trust
5.220% due 07/25/2029	13,000	13,148
5.250% due 09/27/2027	16,408	16,475
5.520% due 06/25/2029	17,400	17,679
5.530% due 09/27/2027	11,522	11,585
5.660% due 05/26/2027	11,774	11,826
CPS Auto Receivables Trust
5.880% due 02/15/2028	8,886	8,938
6.130% due 09/15/2026	1,630	1,632

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

EntAuto Receivables Trust
6.240% due 01/16/2029		2,000	2,029
6.260% due 11/15/2029		1,000	1,024
Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,300	3,322
5.310% due 04/20/2027		4,000	4,030
Exeter Automobile Receivables Trust
5.280% due 08/15/2030		4,000	4,022
5.600% due 05/17/2027		19,459	19,503
5.820% due 02/15/2027		8,038	8,060
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,113
5.540% due 04/16/2029		3,700	3,749
5.760% due 11/15/2027		6,683	6,725
FHF Issuer Trust
5.690% due 02/15/2030		6,133	6,194
6.790% due 10/15/2029		4,862	4,954
First Investors Auto Owner Trust 6.440% due 10/16/2028		4,534	4,590
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	7,500	5,315
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		$5,579	5,610
GLS Auto Receivables Issuer Trust 5.770% due 06/15/2027		8,610	8,644
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		7,413	7,500
6.370% due 06/15/2028		5,843	5,914
GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		20,400	20,638
5.350% due 06/16/2027		8,200	8,240
GreenState Auto Receivables Trust 5.530% due 08/16/2027		6,527	6,554
Harley Davidson Motorcycle Trust
4.310% due 07/16/2029		15,700	15,630
4.620% due 08/16/2027		28,100	28,139
5.650% due 02/16/2027		7,443	7,471
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		7,030	6,993
Honda Auto Receivables Owner Trust 4.890% due 02/22/2027		51,500	51,659
Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		9,300	9,310
4.770% due 03/15/2027		5,500	5,517
5.800% due 12/15/2026		13,300	13,420
Hyundai Auto Receivables Trust 4.840% due 03/15/2029		6,000	6,034
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		10,200	10,292
5.590% due 02/17/2032		10,032	10,079
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		6,700	6,697
5.040% due 09/15/2027		12,200	12,237
Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		9,200	9,216
4.840% due 01/20/2027		6,200	6,216
Research-Driven Pagaya Motor Asset Trust 5.320% due 09/25/2030		1,439	1,435
Santander Drive Auto Receivables Trust
4.850% due 01/16/2029		20,000	20,064
5.250% due 04/17/2028		1,700	1,708
5.630% due 01/16/2029		9,500	9,622
5.710% due 02/16/2027		5,567	5,578
5.910% due 06/15/2027		6,148	6,173
SBNA Auto Lease Trust
4.560% due 02/22/2028		33,400	33,401
4.940% due 11/20/2026		22,890	22,923
5.560% due 11/22/2027		12,900	13,066
5.670% due 11/20/2026		7,099	7,132
6.520% due 04/20/2028		4,500	4,610
SCCU Auto Receivables Trust
5.450% due 12/15/2027		14,820	14,874
5.700% due 10/16/2028		5,000	5,067
5.700% due 08/15/2029		2,700	2,747
5.850% due 05/17/2027		3,710	3,723
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031		700	703
4.950% due 05/21/2029		3,900	3,917
5.710% due 10/20/2027		6,633	6,665
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		11,000	11,111
5.380% due 02/20/2029		3,500	3,546
United Auto Credit Securitization Trust 6.170% due 08/10/2026		588	589
Westlake Automobile Receivables Trust
5.440% due 05/17/2027		3,100	3,122

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.620% due 03/15/2027	7,857	7,877
5.750% due 08/16/2027	18,500	18,609
World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,355
4.780% due 01/18/2028	17,100	17,135
5.270% due 09/17/2029	6,000	6,080
5.480% due 09/15/2027	752	755
World Omni Select Auto Trust
4.980% due 02/15/2030	5,800	5,832
5.370% due 02/15/2028	7,600	7,632

		795,088

CMBS OTHER 0.3%
LCCM Trust 5.962% due 11/15/2038 •	3,986	4,002
MF1 LLC
6.516% due 06/19/2037 •	21,908	21,943
7.001% due 09/17/2037 •	8,736	8,758

		34,703

HOME EQUITY OTHER 5.7%
Aames Mortgage Trust
6.950% due 11/25/2031 þ	384	387
7.150% due 01/25/2032 þ	220	220
ABFC Trust 5.203% due 06/25/2037 •	4,002	3,248
Accredited Mortgage Loan Trust 4.713% due 09/25/2036 •	796	789
ACE Securities Corp. Home Equity Loan Trust
4.893% due 05/25/2037 •	13,160	2,019
6.403% due 11/25/2034 •	2,267	2,186
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% due 06/25/2033 •	526	424
5.203% due 01/25/2036 •	344	337
5.398% due 07/25/2035 •	3,851	3,766
5.803% due 03/25/2033 •	130	123
Argent Securities Trust
4.753% due 06/25/2036 •	3,105	1,575
4.833% due 03/25/2036 •	4,940	4,499
4.933% due 07/25/2036 •	1,042	277
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.403% due 05/25/2034 •	793	644
Asset-Backed Securities Corp. Home Equity Loan Trust
3.716% due 01/25/2036 •	8,121	7,158
5.428% due 06/25/2035 •	2,000	1,710
Bayview Financial Mortgage Pass-Through Trust 5.329% due 04/28/2036 •	294	291
Bear Stearns Asset-Backed Securities Trust
4.803% due 06/25/2047 •	25,753	23,478
5.353% due 08/25/2034 •	7,344	7,155
6.053% due 10/25/2037 •	29,866	29,021
6.403% due 08/25/2035 •	17,354	16,645
Bear Stearns Structured Products, Inc. Trust 6.453% due 03/25/2037 •	7,000	6,628
Carrington Mortgage Loan Trust
4.643% due 06/25/2037 •	3,665	3,600
4.978% due 02/25/2036 •	80	80
5.443% due 06/25/2035 •	17,543	17,345
6.253% due 05/25/2035 •	15,328	12,979
Centex Home Equity Loan Trust
4.801% due 06/25/2034 þ	4,812	4,600
5.103% due 03/25/2033 •	945	926
5.503% due 10/25/2035 •	1,528	1,487
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	13,057	13,133
Citigroup Mortgage Loan Trust
5.113% due 02/25/2035 •	336	321
5.143% due 10/25/2035 •	800	728
Countrywide Asset-Backed Certificates Trust
4.130% due 12/25/2034 •	970	936
4.703% due 06/25/2047 •	164	159
4.713% due 04/25/2046 •	1,477	1,372
4.733% due 06/25/2047 •	7,070	6,366
4.858% due 09/25/2046 •	1,654	1,293
4.893% due 05/25/2037 •	15,769	15,100
4.893% due 05/25/2047 •	3,648	3,439
4.933% due 04/25/2037 •	36	31
4.933% due 03/25/2047 •	8,742	8,165
4.953% due 01/25/2046 •	5,065	4,772
5.143% due 05/25/2036 •	81	81
5.153% due 03/25/2036 •	4,355	3,777
5.193% due 08/25/2047 •	20,334	19,645
5.353% due 10/25/2047 •	8	7
5.499% due 02/25/2035 ~	4,460	3,947

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 3.270% due 03/25/2034 •	103	110
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •	8,834	8,572
EMC Mortgage Loan Trust 7.453% due 11/25/2030 •	3,713	3,653
Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ	12,158	11,859
6.500% due 04/25/2073 þ	4,153	4,186
First NLC Trust 4.532% due 05/25/2035 •	8,730	7,616
Fremont Home Loan Trust 4.593% due 11/25/2036 •	3,578	2,077
GSAA Home Equity Trust
4.693% due 05/25/2047 •	1,451	831
4.893% due 03/25/2047 •	5,087	1,770
5.353% due 08/25/2037 •	29	28
6.741% due 03/25/2036 þ	3,721	1,029
GSAMP Trust
4.733% due 03/25/2047 •	10,679	9,713
4.793% due 01/25/2037 •	816	792
4.933% due 09/25/2036 •	8,463	2,926
Home Equity Asset Trust 5.053% due 07/25/2036 •	2,258	2,116
Home Equity Loan Trust
4.643% due 04/25/2037 •	9,486	8,944
4.683% due 04/25/2037 •	407	387
Home Equity Mortgage Loan Asset-Backed Trust
4.643% due 04/25/2037 •	14,878	9,982
5.698% due 03/25/2035 •	2,172	2,136
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •	55	16
JP Morgan Mortgage Acquisition Corp.
5.038% due 01/25/2036 •	7,318	7,338
5.353% due 09/25/2035 •	3,400	2,979
5.413% due 06/25/2035 •	7,474	6,288
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	208	206
4.903% due 07/25/2036 •	5,000	4,451
Long Beach Mortgage Loan Trust
4.753% due 06/25/2036 •	7,971	3,735
4.753% due 09/25/2036 •	10,043	6,329
4.913% due 10/25/2036 •	34,063	10,888
5.053% due 02/25/2036 •	6,543	5,504
5.083% due 01/25/2046 •	2,737	2,590
MASTR Asset-Backed Securities Trust
4.553% due 01/25/2037 •	268	76
4.873% due 05/25/2037 •	66	64
6.178% due 06/25/2035 •	470	474
Merrill Lynch Mortgage Investors Trust
4.673% due 08/25/2037 •	1,073	541
4.743% due 08/25/2037 •	367	330
4.973% due 03/25/2037 •	810	740
4.973% due 04/25/2037 •	576	290
5.203% due 09/25/2035 •	3,943	3,841
5.253% due 08/25/2035 •	1,306	1,242
Morgan Stanley ABS Capital, Inc. Trust
4.703% due 07/25/2036 •	52	46
4.933% due 09/25/2036 •	6,599	2,232
4.993% due 03/25/2036 •	2,555	2,481
5.158% due 12/25/2034 •	73	70
5.193% due 01/25/2034 •	2,103	2,126
5.383% due 02/25/2035 •	1,075	972
5.403% due 07/25/2037 •	40,353	37,780
5.473% due 01/25/2035 •	1,158	1,161
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.753% due 07/25/2036 •	11,260	10,488
5.113% due 11/25/2035 •	4,538	4,326
5.113% due 10/25/2036 •	2,018	444
NovaStar Mortgage Funding Trust
4.773% due 05/25/2036 •	673	665
5.368% due 10/25/2035 •	7,454	7,185
6.553% due 12/25/2034 •	74	64
Option One Mortgage Loan Trust Asset-Backed Certificates 5.143% due 11/25/2035 •	1,536	1,462
Ownit Mortgage Loan Trust
4.773% due 10/25/2037 •	8,987	9,043
4.873% due 01/25/2037 •	691	666
4.913% due 10/25/2037 •	4,898	4,960
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.188% due 09/25/2035 •	5,304	5,160
5.488% due 05/25/2035 •	7,804	6,170
5.503% due 06/25/2035 •	10,980	9,198
6.178% due 09/25/2034 •	2,649	2,598
People's Choice Home Loan Securities Trust 5.398% due 05/25/2035 •	604	561

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

PopularABS Mortgage Pass-Through Trust 4.918% due 11/25/2036 •	6,956	5,963
Quest Trust 5.033% due 08/25/2036 •	6,472	6,014
Residential Asset Mortgage Products Trust 5.133% due 12/25/2035 •	1,036	901
Residential Asset Securities Corp. Trust
4.993% due 07/25/2036 •	1,090	940
5.083% due 02/25/2036 •	1,500	1,441
5.413% due 01/25/2036 •	2,608	2,443
5.428% due 09/25/2035 •	2,695	2,658
Saxon Asset Securities Trust
4.763% due 09/25/2037 •	3,449	3,282
6.203% due 12/25/2037 •	2,023	1,904
Securitized Asset-Backed Receivables LLC Trust
4.893% due 01/25/2037 •	4,020	2,863
5.068% due 01/25/2035 •	2,202	2,089
Soundview Home Loan Trust
4.623% due 07/25/2037 •	4,281	3,728
4.653% due 06/25/2037 •	39,648	27,009
4.673% due 01/25/2037 •	7,144	5,136
4.693% due 11/25/2036 •	5,731	1,572
4.753% due 03/25/2037 •	1,775	1,670
4.793% due 11/25/2036 •	3,312	908
5.403% due 09/25/2037 •	676	550
5.428% due 03/25/2036 •	1,000	929
Structured Asset Investment Loan Trust
5.173% due 07/25/2035 •	1,255	1,192
5.278% due 05/25/2034 •	1,145	1,098
5.642% due 09/25/2034 •	2,791	2,854
5.653% due 08/25/2034 •	12,247	12,340
Structured Asset Securities Corp. 5.653% due 02/25/2035 •	542	543
Structured Asset Securities Corp. Mortgage Loan Trust
4.608% due 09/25/2036 •	691	417
4.833% due 12/25/2035 •	1,475	1,447
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~	5,642	5,688

		580,955

HOME EQUITY SEQUENTIAL 0.1%
Saxon Asset Securities Trust 4.933% due 10/25/2046 •	9,050	7,737

MANUFACT HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 6.202% due 09/01/2033 •	1,366	1,362
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	5,000	4,889
4.000% due 11/25/2058 ~	5,000	4,816

		11,067

MANUFACT HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.500% due 03/01/2030 ~	2,749	791

WHOLE LOAN COLLATERAL 1.5%
Citigroup Mortgage Loan Trust 4.888% due 11/25/2036 •	479	474
First Franklin Mortgage Loan Trust
4.573% due 11/25/2036 •	1,638	1,483
4.753% due 05/25/2036 •	2,482	2,415
4.763% due 07/25/2036 •	190	183
4.933% due 04/25/2036 •	7,600	6,978
GSAMP Trust
5.203% due 01/25/2034 •	1,942	1,909
5.428% due 06/25/2034 •	454	469
Lehman XS Trust
4.693% due 02/25/2037 •	2,743	2,611
4.773% due 02/25/2037 •	1,118	1,064
PRET LLC
3.721% due 07/25/2051 þ	22,127	22,079
4.843% due 09/25/2051 þ	37,891	37,716
4.868% due 07/25/2051 þ	9,578	9,572
4.992% due 02/25/2061 þ	1,339	1,340
5.487% due 10/25/2051 ~	2,970	2,971
5.487% due 10/25/2051 þ	24,258	24,274
7.125% due 04/25/2054 þ	13,921	13,971
PRPM LLC 5.487% due 11/25/2026 þ	2,923	2,926
RAAC Trust 5.053% due 06/25/2044 •	1,080	954

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

ResidentialAsset Mortgage Products Trust 5.038% due 03/25/2036 •		18,400	17,086
Securitized Asset-Backed Receivables LLC Trust
5.033% due 12/25/2035 •		219	212
5.503% due 03/25/2035 •		154	152
Specialty Underwriting & Residential Finance Trust 4.922% due 12/25/2036 •		5,675	5,498

			156,337

OTHER ABS 5.8%
AccessLex Institute 5.204% due 09/26/2033 •		1,219	1,197
ACHV ABS Trust 5.900% due 04/25/2031		339	342
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		1,857	1,860
Anchorage Capital CLO Ltd. 5.756% due 10/15/2031 •		2,808	2,813
Ayresome CDO Ltd. 8.080% due 12/08/2045 •		2,515	567
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •		6,500	6,510
Betony CLO Ltd. 5.931% due 04/30/2031 •		1,113	1,115
BlueMountain CLO Ltd. 5.998% due 07/15/2031 •		7,943	7,959
BlueMountain Fuji EUR CLO DAC 4.094% due 01/15/2033 •	EUR	10,197	10,559
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		$8,700	8,742
Capital Street Master Trust
5.948% due 10/16/2028 •		14,300	14,314
6.198% due 10/16/2028 •		1,100	1,101
Carlyle Global Market Strategies CLO Ltd. 5.859% due 07/20/2031 •		6,904	6,917
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		1,067	1,015
CIFC Funding Ltd.
5.829% due 04/20/2030 •		1,522	1,525
5.876% due 04/24/2031 •		1,233	1,235
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,135	1,092
5.653% due 12/26/2047 •		840	839
6.103% due 11/26/2046 •		332	335
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(f)		2,903	1,166
5.150% due 11/25/2054 «		9,417	9,431
5.350% due 11/25/2054 «		9,418	9,413
5.450% due 11/25/2054 «		2,410	2,409
5.750% due 11/25/2054 «		1,205	1,205
6.600% due 11/25/2054 «		1,564	1,563
8.750% due 11/25/2054 «		902	902
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.020% due 02/16/2041 •		128,899	2,412
8.090% due 12/15/2034 •		10,528	791
CVC Cordatus Loan Fund DAC 3.803% due 08/15/2032 •	EUR	1,026	1,063
DLLMT LLC 5.080% due 02/22/2027		$10,500	10,544
ECMC Group Student Loan Trust 5.733% due 05/25/2067 •		1,609	1,609
GreenSky Home Improvement Trust
5.250% due 10/27/2059		2,400	2,405
5.550% due 06/25/2059		400	404
5.880% due 06/25/2059		1,731	1,741
Greywolf CLO Ltd. 6.047% due 01/27/2031 •		3,304	3,309
Hayfin Emerald CLO 4.826% due 01/25/2037 •	EUR	9,800	10,189
Henley CLO DAC 4.076% due 04/25/2034 •		10,900	11,278
Hildene TruPS Securitization Ltd. 6.535% due 05/22/2039 •		$36,053	35,963
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	11,800	12,220
John Deere Owner Trust 4.360% due 08/16/2027		$49,500	49,501
KKR CLO Ltd. 5.918% due 04/15/2031 •		895	896
LCM Loan Income Fund Ltd. 5.909% due 04/20/2031 •		8,514	8,520
LCM Ltd. 5.897% due 07/20/2034 •		2,500	2,508
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		429	428

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

LendingPointPass-Through Trust 5.700% due 07/15/2029		1,446	1,420
M&T Equipment Notes 4.990% due 08/18/2031		10,700	10,735
Marlay Park CLO DAC 3.924% due 10/15/2030 •	EUR	1,045	1,084
Marlette Funding Trust 7.130% due 12/15/2033		$6,836	6,941
METAL LLC 4.581% due 10/15/2042		2,462	1,664
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		10,300	10,341
National Collegiate Student Loan Trust
4.773% due 10/27/2031 •		736	733
5.349% due 10/25/2033 •		105	105
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		2,057	1,886
1.330% due 04/15/2069		2,850	2,581
2.600% due 08/15/2068		1,914	1,819
Navient Student Loan Trust
5.583% due 08/26/2069 •		2,955	2,947
6.298% due 03/15/2072 •		9,901	9,969
7.230% due 03/15/2072		6,300	6,491
Nelnet Student Loan Trust 6.640% due 02/20/2041		3,505	3,556
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •		1,283	1,285
Octagon Investment Partners Ltd. 5.869% due 04/16/2031 •		7,433	7,445
Octagon Loan Funding Ltd. 5.927% due 11/18/2031 •		7,536	7,550
OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,403
4.890% due 10/14/2034		30,031	30,053
6.098% due 09/15/2036 •		4,400	4,480
Pagaya AI Debt Selection Trust
6.093% due 11/15/2031		1,890	1,910
6.258% due 10/15/2031		5,271	5,305
6.319% due 08/15/2031		2,393	2,417
7.128% due 06/16/2031		545	545
7.600% due 12/16/2030		1,059	1,065
8.050% due 03/15/2030 ~		478	481
8.462% due 12/16/2030 ~		953	961
Project Panama SPV LLC 0.000% due 12/20/2054 «~		10,236	10,245
Rad CLO Ltd. 6.216% due 01/25/2033 •		23,800	23,845
Regional Management Issuance Trust 5.830% due 07/15/2036		2,400	2,450
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	13,000	13,474
Saranac CLO Ltd. 6.454% due 06/22/2030 •		$837	839
Segovia European CLO DAC 3.978% due 01/18/2031 •	EUR	1,436	1,489
SLM Student Loan Trust 5.483% due 03/25/2026 •		$32,159	31,975
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		3	3,104
2.340% due 09/15/2034		166	166
3.940% due 02/16/2055		15,160	14,520
4.550% due 02/16/2055		7,351	7,014
4.950% due 02/16/2055		2,107	2,008
5.090% due 10/16/2056		2,204	2,193
5.500% due 06/17/2052		13,451	13,549
5.698% due 07/15/2053 •		24,580	24,754
5.950% due 02/16/2055		2,814	2,710
6.048% due 02/16/2055 •		15,160	15,373
6.398% due 10/16/2056 •		3,292	3,380
Steele Creek CLO Ltd. 5.949% due 04/21/2031 •		409	410
Theorem Funding Trust 6.060% due 12/15/2028		1,055	1,058
TIAA CLO Ltd. 5.757% due 01/20/2032 •		5,430	5,438
Trinitas Euro CLO DAC 4.149% due 10/20/2032 •	EUR	1,779	1,844
TruPS Financials Note Securitization Ltd. 6.186% due 09/20/2039 •		$2,710	2,670
Upstart Pass-Through Trust
4.300% due 05/20/2030		872	854
7.900% due 10/20/2028		2,432	2,456
Upstart Securitization Trust 5.500% due 06/20/2032		2,077	2,069
Venture CLO Ltd. 6.178% due 01/15/2032 •		1,560	1,563

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

VolvoFinancial Equipment LLC 4.560% due 05/17/2027		16,500	16,515
WAVE Trust 3.844% due 11/15/2042		3,468	3,216
Wind River CLO Ltd. 5.944% due 07/18/2031 •		1,319	1,321

			592,581

Total Asset-Backed Securities (Cost $2,340,621)			2,303,927

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ		9,962	7,588
1.000% due 07/09/2029		1,115	908
3.500% due 07/09/2041 þ		9,847	6,174
4.125% due 07/09/2035 þ		40,783	27,104
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ		10,711	7,509
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2025 (f)	BRL	5,800	938
0.000% due 04/01/2025 (f)		474,560	74,568
0.000% due 10/01/2025 (f)		345,504	50,439
Israel Government International Bond
1.750% due 08/31/2025	ILS	5,400	1,462
5.500% due 03/12/2034 (m)		$29,400	28,830
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	855,086	34,562
3.000% due 12/03/2026 (h)		718,926	32,557
4.000% due 11/30/2028 (h)		568,083	25,817
4.000% due 08/24/2034 (h)		168,911	7,194
7.000% due 09/03/2026		210,000	9,648
7.500% due 06/03/2027		282,600	12,879
7.500% due 05/26/2033		27,000	1,097
7.750% due 05/29/2031		382,500	16,392
7.750% due 11/23/2034		189,500	7,600
8.500% due 03/01/2029		617,200	28,120
8.500% due 05/31/2029		163,300	7,423
Peru Government International Bond
5.400% due 08/12/2034	PEN	10,974	2,671
6.150% due 08/12/2032		115,100	30,444
6.900% due 08/12/2037		41,525	11,033
6.950% due 08/12/2031		111,201	31,197
7.300% due 08/12/2033		79,100	22,224
7.600% due 08/12/2039		44,900	12,587
Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	3,940
3.750% due 02/07/2034		6,330	5,628
5.250% due 05/30/2032		10,700	10,827
5.375% due 03/22/2031		8,760	9,086
5.500% due 09/18/2028		9,500	10,225
Russia Government International Bond
5.250% due 06/23/2047		$12,400	0
5.625% due 04/04/2042		3,400	2,329
5.875% due 09/16/2043		1,800	1,232
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	108,500	5,110
8.000% due 01/31/2030		80,800	4,103
8.500% due 01/31/2037		246,200	11,077
8.875% due 02/28/2035		308,900	14,907
9.000% due 01/31/2040		55,000	2,483
10.500% due 12/21/2026		581,400	32,021
Turkey Government International Bond
4.250% due 03/13/2025		$18,700	18,659
5.250% due 03/13/2030		15,400	14,409
6.125% due 10/24/2028		2,500	2,494
7.625% due 04/26/2029		7,700	7,993
49.430% (BISTREFI) due 09/06/2028 ~	TRY	50,100	1,401
50.485% (BISTREFI) due 05/20/2026 ~		4,600	132
50.485% (BISTREFI) due 08/19/2026 ~		3,400	98
50.485% (BISTREFI) due 05/17/2028 ~		778,800	21,733
Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$45	24
0.000% due 02/01/2034 þ(g)		167	70
0.000% due 02/01/2035 þ(g)		141	84
0.000% due 02/01/2036 þ(g)		118	69
1.750% due 02/01/2034 þ		246	139
1.750% due 02/01/2035 þ		328	182
1.750% due 02/01/2036 þ		246	134
Venezuela Government International Bond
6.000% due 06/30/2049 ^		408	49
7.000% due 03/31/2038 ^(c)		124	17
7.650% due 04/21/2025 ^(c)		3,123	437
9.000% due 05/07/2049 ^		268	38
9.250% due 09/15/2027 ^(c)		729	118
9.250% due 05/07/2028 ^(c)		2,886	426

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

11.750% due 10/21/2026 ^(c)	130	21
11.950% due 08/05/2031 ^(c)	6,600	1,089

Total Sovereign Issues (Cost $737,250)		681,826

	SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc.(d)	2,065,869	2,830
iHeartMedia, Inc. 'A'(d)	487,321	965
iHeartMedia, Inc. 'B'«(d)	378,169	674
Windstream Units«(d)	5,491	133

		4,602

FINANCIALS 0.1%
Hipotecaria Su Casita SA«(d)	345,787	0
Intelsat Emergence SA«(k)	372,608	12,306
UBS Group AG	17,485	534

		12,840

HEALTH CARE 0.1%
Amsurg Equity«(d)(k)	317,945	14,567

INDUSTRIALS 0.0%
Drillco Holding Lux SA«(k)	23,705	596
Forsea Holding SA«	7,901	199
Westmoreland Mining Holdings«(d)(k)	2,910	3
Westmoreland Mining LLC«(d)(k)	2,936	10

		808

Total Common Stocks (Cost $69,864)		32,817

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059«	3,612	47

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«	4,542	9

Total Warrants (Cost $6,312)		56

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	500,000	496

Total Preferred Securities (Cost $507)		496

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.	3,766	21

Total Real Estate Investment Trusts (Cost $24)		21

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.5%
REPURCHASE AGREEMENTS (l) 7.3%		745,200

SHORT-TERM NOTES 0.1%
Enterprise Fleet Financing LLC 5.493% due 07/21/2025	$14,465	14,498

U.S. TREASURY BILLS 0.1%
4.478% due 01/30/2025 - 03/20/2025 (e)(f)(m)(o)(q)	7,096	7,056

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $766,720)		766,754

Total Investments in Securities (Cost $16,757,895)		16,136,135

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	8,715,141	84,859

Total Short-Term Instruments (Cost $84,825)		84,859

Total Investments in Affiliates (Cost $84,825)		84,859

Total Investments 158.2% (Cost $16,842,720)		$16,220,994
Financial Derivative Instruments(n)(p)0.4%(Cost or Premiums, net $56,491)		42,488
Other Assets and Liabilities, net (58.6)%		(6,008,706)

Net Assets 100.0%		$10,254,776

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Security becomes interest bearing at a future date.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023	$13,286	$14,567	0.14%
Drillco Holding Lux SA					06/08/2023	474	596	0.01
Intelsat Emergence SA					06/19/2017 - 02/23/2024	25,427	12,306	0.12
National Football League 5.480% due 10/05/2028					03/14/2024	18,600	18,654	0.18
Prime Property Development Corp. Ltd. 5.250% due 09/30/2029					09/17/2024	12,400	12,149	0.12
Project Alpha Intermediate Holding, Inc. 5.301% due 07/15/2025					10/16/2024	2,497	2,383	0.02
Westmoreland Mining Holdings					03/26/2019	9	3	0.00
Westmoreland Mining LLC					06/30/2023	19	10	0.00

						$72,712	$60,668	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$43,600	U.S. Treasury Notes 4.250% due 06/30/2029	$(44,409)	$43,600	$43,611
	4.550	01/02/2025	01/03/2025	345,900	U.S. Treasury Notes 4.625% due 04/30/2029	(352,859)	345,900	345,900
DEU	4.290	12/31/2024	01/02/2025	6,300	U.S. Treasury Bonds 4.750% due 11/15/2053	(6,458)	6,300	6,302
	4.550	01/02/2025	01/03/2025	100	U.S. Treasury Bonds 4.500% due 02/15/2044	(103)	100	100
JPS	4.700	12/31/2024	01/02/2025	349,300	U.S. Treasury Notes 4.625% due 02/28/2026	(356,472)	349,300	349,391

Total Repurchase Agreements						$(760,301)	$745,200	$745,304

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC				4.150%	12/23/2024	TBD(3)	$(5,453)	$(5,459)

Total Reverse Repurchase Agreements								$(5,459)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	4.660%	12/03/2024	02/05/2025	$(7,222)	$(7,250)

Total Sale-Buyback Transactions	$(7,250)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.0)%
Ginnie Mae, TBA	4.000%	01/01/2055	$40,290	$(36,616)	$(36,846)
Uniform Mortgage-Backed Security, TBA	1.500	01/01/2055	3,650	(2,806)	(2,697)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2040	22,000	(19,569)	(19,443)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	1,200	(947)	(935)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	393,000	(324,163)	(320,203)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2055	31,000	(30,453)	(29,922)

Total Short Sales (4.0)%	$(414,554)	$(410,046)

(m)	Securities with an aggregate market value of $12,412 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(20,555) at a weighted average interest rate of 4.666%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(32) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund February 2025 Futures	EUR	134.500	01/24/2025	63	$63	$(29)	$(94)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	63	63	(30)	(2)

Total Written Options	$(59)	$(96)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	126	$8,803	$(118)	$64	$(54)
Long Gilt March Futures	03/2025	3,405	393,918	(7,900)	2,430	0
U.S. Treasury 5-Year Note March Futures	03/2025	7,739	822,692	(4,588)	0	(725)
U.S. Treasury 10-Year Note March Futures	03/2025	3,998	434,783	(4,411)	0	(875)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	451	53,627	(1,739)	0	(197)

$(18,756)	$2,494	$(1,851)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	1,131	$(270,472)	$1,314	$0	$(7)
3-Month SOFR Active Contract December Futures	03/2026	227	(54,511)	1,016	3	0
3-Month SOFR Active Contract June Futures	09/2025	1,196	(286,905)	2,319	15	0
3-Month SOFR Active Contract March Futures	06/2025	1,127	(269,987)	1,906	0	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,395)	939	3	0
3-Month SOFR Active Contract September Futures	12/2025	174	(41,769)	791	4	0
Euro-Bobl March Futures	03/2025	709	(86,558)	728	0	(154)
Euro-Bund March Futures	03/2025	1,787	(247,006)	4,614	0	(778)
Euro-Buxl 30-Year Bond March Futures	03/2025	4	(550)	29	0	(5)
Euro-Schatz March Futures	03/2025	4	(443)	1	0	0
U.S. Treasury Long-Term Bond March Futures	03/2025	2,256	(256,832)	6,157	564	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	70	(7,792)	92	17	0

$19,906	$606	$(944)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

TotalFutures Contracts								$1,150		$3,100	$(2,795)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.152%	EUR	40,500	$(488)	$848	$360	$2	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.203		43,900	1,199	(654)	545	0	(6)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313		$300	4	(2)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360		4,600	76	(32)	44	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		7,100	(37)	154	117	0	(3)
Boeing Co.	1.000	Quarterly	12/20/2029	1.093		2,800	(57)	47	(10)	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.206		800	114	(3)	111	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.258		1,400	65	(32)	33	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.306		4,100	239	(48)	191	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491		700	30	16	46	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.760		7,200	306	421	727	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		16,000	100	109	209	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		3,300	37	19	56	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	16,100	(1,220)	1,293	73	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.195		5,900	(594)	644	50	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.244		4,600	(439)	493	54	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.269		12,500	(581)	770	189	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.311		3,500	(255)	317	62	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330		$2,100	48	(27)	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		20,900	493	(229)	264	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		7,600	(5)	136	131	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		1,900	(5)	39	34	0	0

							$(970)	$4,279	$3,309	$6	$(24)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index		1.000%	Quarterly	12/20/2025		9,200	$(295)	$289	$(6)	$6	$0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		92	(3)	3	0	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		73,416	(2,805)	2,868	63	43	0
CDX.EM-37 5-Year Index		1.000	Quarterly	06/20/2027		980	(81)	78	(3)	0	0
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		9,400	(766)	705	(61)	2	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		1,400	(95)	81	(14)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		22,600	(1,028)	649	(379)	1	0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		9,100	(317)	102	(215)	0	(1)
CDX.EM-42 5-Year Index		1.000	Quarterly	12/20/2029		16,900	(497)	(26)	(523)	0	(6)
CDX.HY-35 5-Year Index		5.000	Quarterly	12/20/2025		384	31	(16)	15	0	0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		36,672	3,202	(1,183)	2,019	16	0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		2,592	147	31	178	1	0
CDX.HY-39 5-Year Index		5.000	Quarterly	12/20/2027		970	0	75	75	1	0
CDX.HY-43 5-Year Index		5.000	Quarterly	12/20/2029		700	51	4	55	1	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		300	7	(2)	5	0	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		1,000	1	17	18	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		400	0	8	8	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		2,600	12	45	57	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		1,000	10	13	23	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		197,000	4,425	43	4,468	47	0

							$1,999	$3,784	$5,783	$119	$(7)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	20,800	$(333)	$467	$134	$0	$(57)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	330	303	0	(27)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,000	(48)	154	106	0	(13)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		13,700	(282)	1,710	1,428	0	(83)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(270)	(270)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	361	3,568	3,929	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,324	6,414	11,738	107	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	200	80	280	32	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	1,452	1,433	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	453	(351)	102	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	2,006	2,879	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	685	685	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		$212,300	23	6,209	6,232	29	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		28,600	(224)	(442)	(666)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		14,300	(112)	(222)	(334)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		57,200	(449)	(878)	(1,327)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		36,900	(285)	(533)	(818)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		27,500	(208)	(417)	(625)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		52,800	(407)	(759)	(1,166)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		22,000	(169)	(318)	(487)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		52,800	(403)	(737)	(1,140)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		456,560	(3,285)	1,729	(1,556)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		1,031,690	704	446	1,150	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		258,700	7,230	512	7,742	47	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		155,900	1,169	1,928	3,097	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		168,200	2,140	8,275	10,415	44	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	5,783	5,809	27	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		261,800	(1,267)	3,291	2,024	31	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		110,700	1,522	2,220	3,742	29	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		169,300	2,421	3,113	5,534	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		51,400	694	1,357	2,051	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		20,500	(35)	(1,221)	(1,256)	0	(7)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(663)	(674)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(2,285)	(2,381)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	(487)	(917)	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	87,061	84,184	577	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	2,890	4,297	22	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(799)	(922)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(331)	(396)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	30	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(460)	1,929	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	(579)	(650)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(3,394)	(4,810)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	478	1,302	19	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(455)	(788)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(475)	(812)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(648)	(1,166)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(562)	(901)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	140	140	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	206	206	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(371)	841	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	6,524	6,308	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	(541)	(641)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	(163)	(196)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(38)	906	868	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	900	1	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	23,700	9	250	259	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029	202,070	2	1,506	1,508	92	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	10,419	15,526	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	1,873	3,789	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	13,657	10,154	263	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(523)	(602)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(490)	(568)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	33,955	33,605	422	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	22,299	11,737	436	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	216	14,470	84	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(1,308)	(1,428)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(1,290)	(1,388)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(429)	(463)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	6,335	8,719	91	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	(90)	(112)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	324	324	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	704	704	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	644	644	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	614	614	17	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	1,089	1,089	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	735	735	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	1,304	1,304	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	1,302	1,302	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	574	574	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	552	552	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	333	333	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	258	258	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	396	396	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	660	660	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	497	497	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	283	283	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	285	285	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	281	281	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	184	184	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	274	274	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	270	270	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	262	262	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(669)	4,088	107	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	1,326	(94)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	309	309	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	442	442	10	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(12,191)	(19,117)	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	10,286	7,212	268	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	917	919	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	2,293	2,239	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,895	2,823	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,864)	(1,888)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,860)	(1,879)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,360)	(1,377)	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	48,200	(249)	934	685	47	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	181,300	(26)	3,485	3,459	182	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	2,849	2,612	150	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,407)	(1,430)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(440)	(448)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	3,594	3,486	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,990	2,067	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	3,365	3,460	26	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	(3,790)	(3,650)	0	(313)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	115,709	100,320	786	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,899)	(2,203)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,879)	(2,187)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(197)	(223)	0	(4)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	6,332	35,986	301	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(1,033)	(1,108)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(1,063)	(1,142)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(992)	(1,068)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(1,148)	(1,208)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(1,783)	(1,902)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	5,824	10,378	269	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(2,618)	(2,822)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	18,410	15,969	611	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	5,822	6,777	95	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	(211)	(241)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	(234)	(272)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	(617)	(725)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	(265)	(318)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	(326)	(425)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	(19)	(112)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	139	92	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	120	68	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	139	101	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	187	141	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	105	80	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	118	93	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	180	157	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	261	231	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	219	190	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	441	384	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(124)	(187)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	101	39	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	194	131	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	(1,094)	(5,148)	0	(167)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	158	126	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	492	431	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	308	277	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	272	241	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	349	317	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	745	680	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	781	708	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	755	755	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	792	727	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	(247)	(276)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	(147)	(165)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(342)	(375)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	(587)	(645)	0	(20)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	(562)	(620)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	(335)	(367)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	(239)	(274)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	(175)	(205)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	(651)	(776)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	(615)	(679)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	(285)	(314)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	(542)	(598)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	(273)	(328)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	(140)	(169)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	(227)	(281)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	(52)	(101)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	(35)	(92)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	(58)	(102)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	(227)	(453)	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	7	(31)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	276	149	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	155	87	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	(516)	(2,997)	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	308	243	32	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	137	88	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	770	670	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	1,069	983	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	1,003	910	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	1,355	1,263	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	1,869	1,730	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	1,291	1,192	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	1,297	1,208	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	1,414	1,316	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	1,121	1,031	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	934	865	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	978	912	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	767	712	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	924	857	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	993	929	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	1,102	1,033	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	620	582	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	2,369	2,225	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,908	1,818	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,867	1,776	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	26,500	(96)	(1,304)	(1,400)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	26,500	(94)	(1,467)	(1,561)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	16,800	(57)	(916)	(973)	0	(25)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		16,200	(45)	(809)	(854)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		28,900	(86)	(1,400)	(1,486)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		28,700	(90)	(1,338)	(1,428)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		58,200	(188)	(2,784)	(2,972)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		52,400	(186)	(2,246)	(2,432)	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,570	42	(137)	(95)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		3,300	0	347	347	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		4,490	0	405	405	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		1,760	0	141	141	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(3,025)	(3,070)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(26,670)	(26,938)	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(3,210)	(3,285)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(7,934)	(8,119)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	19,721	19,703	42	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	3,499	3,387	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	79,943	78,322	239	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	81,241	112,685	316	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		59,000	86	3,327	3,413	71	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		19,500	(248)	1,158	910	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,520)	(1,608)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(637)	(897)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(643)	(905)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(1,016)	(1,435)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	(75)	(99)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	(41)	(63)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	(50)	(73)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	869	829	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(438)	(489)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	437	6,696	89	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	5,400	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		3,600	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		4,400	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		12,100	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		20,200	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		10,200	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		10,000	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		20,300	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		58,300	0	(585)	(585)	0	(1)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(292)	(292)	0	(1)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(435)	(435)	0	(1)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(1,067)	(1,067)	0	(2)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(1,049)	(1,049)	0	(2)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(1,036)	(1,036)	0	(2)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(1,379)	(1,379)	0	(1)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(315)	(315)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,460)	(1,460)	0	(1)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(407)	(407)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,722)	(2,722)	0	(1)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,224)	(1,224)	0	(1)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(669)	(669)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(610)	(610)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(1,017)	(1,017)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,820)	(1,820)	0	(1)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,411)	(1,411)	0	(1)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(203)	(203)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,391)	(1,391)	0	(1)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(1,241)	(1,241)	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(93)	(93)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(47)	(47)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(46)	(46)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(83)	(83)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(183)	(183)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	36,400	375	(435)	(60)	52	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	15,100	(25)	562	537	28	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	590	568	27	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(20)	573	553	19	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(193)	(213)	0	(27)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		681,200	5,473	4,026	9,499	1,765	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	520	492	25	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	(237)	(279)	0	(39)
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		55,499	91	(1,413)	(1,322)	0	(265)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	1,470	1,833	6	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	59	59	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	48	48	1	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	179	179	4	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	120	120	3	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	73	73	2	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	127	127	3	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	129	129	3	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	130	130	3	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	144	144	3	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	60	60	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	149	149	3	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	62	62	1	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	64	64	1	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	72	72	2	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	115	115	3	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	120	120	3	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	36	36	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(246)	(160)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,946)	(1,322)	23	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	383	335	89	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	1,113	797	219	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(100)	197	59	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	11,400	111	144	255	2	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	33	33	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	33	33	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	786	745	30	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	781	750	27	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	2,194	1,198	117	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	737	700	24	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	487	457	25	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	482	451	26	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	6,021	6,987	0	(55)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,504	1,375	0	(11)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	11,594	15,579	0	(343)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	(22)	(22)	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	(19)	(19)	0	0
Pay(6)	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	(9)	(9)	1	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	3,419	894	15	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,059)	(1,065)	0	(24)
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(969)	(941)	0	(23)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,644)	(1,806)	0	(44)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,318)	(1,361)	0	(30)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	UKRPI	4.140	Maturity	10/15/2031	18,500	(70)	(2,248)	(2,318)	0	(56)

$62,265	$542,334	$604,599	$10,425	$(3,810)

Total Swap Agreements	$63,294	$550,397	$613,691	$10,550	$(3,841)

(o)

Securities with an aggregate market value of $301,708 and cash of $13,963 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $22 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	14	$11	$0	$0
01/2025	$5,871	NZD	9,967	0	(295)
BOA	01/2025	CNH	13,259	$1,821	14	0
01/2025	MXN	33,870	1,657	40	0
01/2025	SEK	20,725	1,896	22	0
01/2025	SGD	20	15	0	0
01/2025	$727	IDR	11,612,351	0	(10)
01/2025	37,974	JPY	5,790,127	0	(1,140)
01/2025	1,531	KRW	2,157,191	0	(70)
02/2025	PEN	59,429	$15,951	157	0
02/2025	$3,937	MXN	71,854	0	(510)
05/2025	998	TRY	44,249	113	0
BPS	01/2025	AUD	8,248	$5,349	244	0
01/2025	BRL	173,000	29,834	1,852	(22)
01/2025	CNH	187,644	25,895	322	0
01/2025	IDR	34,294,598	2,101	0	(24)
01/2025	INR	435,434	5,078	0	0
01/2025	KRW	8,694,213	6,232	344	0
01/2025	SGD	12	9	0	0
01/2025	TWD	407,187	12,824	446	0
01/2025	$28,398	BRL	173,000	0	(394)
01/2025	11,021	CNH	80,451	0	(57)
01/2025	2,109	EUR	2,020	0	(16)
01/2025	14,805	IDR	235,317,570	0	(280)
01/2025	10,390	INR	878,652	0	(143)
01/2025	5,894	KRW	8,745,922	34	(1)
01/2025	13,594	PLN	55,384	0	(198)
01/2025	5,932	TWD	192,423	0	(82)
01/2025	ZAR	201,671	$11,401	728	0
02/2025	CNH	86,104	11,885	143	0
02/2025	$14,960	TRY	559,273	104	0
03/2025	ILS	4,391	$1,223	13	0
03/2025	KRW	8,708,669	5,883	0	(28)
03/2025	MXN	556,920	27,144	769	0
03/2025	$2,077	IDR	34,024,192	13	0
03/2025	5,078	INR	437,684	0	(5)
04/2025	TWD	190,935	$5,920	87	0
05/2025	CNH	107,733	14,843	93	0
10/2025	BRL	191,104	29,609	611	0
05/2029	KWD	4,291	14,750	347	0
07/2029	573	1,970	47	0
BRC	01/2025	BRL	17,011	2,754	0	0
01/2025	CAD	93,903	66,695	1,339	0
01/2025	GBP	47,867	60,257	339	0
01/2025	IDR	429,839	27	0	0
01/2025	MXN	68,360	3,359	95	0
01/2025	TRY	60,407	1,639	0	(38)
01/2025	$2,616	AUD	4,041	0	(115)
01/2025	2,747	BRL	17,011	6	0
01/2025	3,633	EUR	3,492	0	(14)
01/2025	5,668	IDR	89,053,504	0	(163)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		36,162	JPY	5,405,120	0	(1,810)
	01/2025		48,747	TRY	1,834,295	2,530	0
	01/2025		506	ZAR	9,074	0	(26)
	02/2025	TRY	2,011		$53	0	(1)
	02/2025		$2,738	BRL	17,011	0	(1)
	02/2025		5,447	JPY	853,242	0	(6)
	02/2025		3,914	MXN	70,983	0	(532)
	02/2025		18,833	TRY	714,597	617	0
	03/2025	ILS	17,036		$4,784	89	0
	03/2025	MXN	396,562		19,390	609	0
	03/2025		$33,898	TRY	1,297,697	458	0
BSH	01/2025	PEN	3,027		$812	7	0
	02/2025		21,328		5,676	10	0
	04/2025		4,954		1,313	0	(1)
	05/2025		19,560		5,175	0	(15)
	07/2025		12,219		3,291	52	0
CBK	01/2025	CNH	2,766		380	3	0
	01/2025	EUR	50,149		52,808	837	0
	01/2025	IDR	41,313,477		2,558	0	(1)
	01/2025	INR	4,247,197		49,810	280	(1)
	01/2025	KRW	34,165,329		24,722	1,572	0
	01/2025	MXN	38,088		1,878	59	0
	01/2025	PEN	36,022		9,635	57	(3)
	01/2025	TWD	1,560,316		49,065	1,631	0
	01/2025		$2,151	GBP	1,715	0	(4)
	01/2025		6,434	IDR	102,198,092	0	(112)
	01/2025		53,930	INR	4,562,049	0	(728)
	01/2025		4,659	KRW	6,836,393	0	(26)
	01/2025		3,740	MXN	68,121	0	(489)
	02/2025	PEN	28,651		$7,589	0	(26)
	02/2025		$44,679	BRL	258,246	0	(3,126)
	03/2025	IDR	556,368		$34	0	0
	03/2025	KRW	6,819,550		4,659	30	0
	03/2025	MXN	401		19	0	0
	03/2025	PEN	59,438		15,855	75	(7)
	03/2025		$2,558	IDR	41,434,987	0	(12)
	03/2025		49,810	INR	4,266,245	0	(355)
	04/2025	PEN	34,902		$9,375	108	0
	05/2025		8,799		2,324	0	(10)
	07/2025		8,161		2,201	38	0
	08/2025		6,386		1,695	6	(2)
	09/2025	ILS	5,368		1,420	0	(66)
DUB	01/2025	KRW	31,198,044		22,388	1,253	0
	01/2025		$5,376	KRW	7,599,955	0	(228)
	01/2025		8,641	PLN	35,268	0	(107)
	02/2025	MXN	1,398,462		$70,097	3,498	0
	02/2025	THB	7,051		210	3	0
	02/2025		$5,473	MXN	99,413	0	(741)
	03/2025		785	TRY	37,367	203	0
FAR	01/2025	AUD	63,286		$41,068	1,896	0
	01/2025		$52,648	EUR	50,431	0	(384)
GLM	01/2025	BRL	319,012		$61,480	9,842	0
	01/2025	IDR	255,983		16	0	0
	01/2025	KRW	13,741,504		10,000	687	0
	01/2025	MXN	86,157		4,115	4	0
	01/2025	PEN	8,682		2,295	0	(14)
	01/2025	TWD	525,081		16,311	348	0
	01/2025		$51,558	BRL	319,012	114	(34)
	01/2025		10,007	IDR	158,617,717	0	(210)
	01/2025		6,085	PLN	24,772	0	(93)
	01/2025		1,646	ZAR	30,330	0	(41)
	02/2025	MXN	556,770		$27,346	822	0
	02/2025	PEN	3,502		929	0	(1)
	02/2025		$63,780	BRL	367,994	0	(4,568)
	04/2025	BRL	464,760		$83,371	9,249	0
	04/2025	PEN	18,299		4,849	0	(8)
	10/2025	BRL	18,700		2,891	53	0
JPM	01/2025	AUD	2,228	EUR	1,372	42	0
	01/2025	BRL	261,742		$42,269	0	(99)
	01/2025	CNH	169,633		23,451	333	0
	01/2025	IDR	3,387,484		207	0	(2)
	01/2025	TRY	257,741		7,221	0	(46)
	01/2025	TWD	350,652		10,826	166	0
	01/2025		$42,979	BRL	261,742	0	(611)
	01/2025		100	CNH	724	0	(1)
	01/2025		614	IDR	9,733,416	0	(12)
	01/2025		8,616	INR	729,482	0	(109)
	01/2025		31,852	JPY	4,769,909	0	(1,508)
	01/2025		7,009	PLN	28,552	0	(101)
	01/2025		7,221	TRY	260,182	50	0
	02/2025	BRL	139,181		$22,733	338	0
	02/2025	TRY	52,809		1,287	0	(157)
	02/2025		$3,204	TRY	129,063	333	0
	03/2025		207	IDR	3,398,064	1	0
	03/2025		681	TRY	33,014	192	0
	04/2025	BRL	9,800		$1,744	181	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

05/2025	TRY	44,250	998	0	(113)
05/2025	$17,774	TRY	781,094	1,903	0
10/2025	BRL	135,700	$20,977	386	0
MBC	01/2025	AUD	2,284	1,427	14	0
01/2025	CAD	2,446	1,709	7	0
01/2025	CHF	55,176	62,879	2,021	0
01/2025	CNH	29,273	4,022	32	0
01/2025	EUR	99,777	105,129	1,725	0
01/2025	GBP	8,254	10,391	62	(4)
01/2025	INR	183,234	2,139	2	0
01/2025	KRW	43,216,519	31,106	1,836	0
01/2025	$5,786	CNH	42,223	0	(31)
01/2025	4,102	EUR	3,907	0	(53)
01/2025	7,282	GBP	5,754	0	(80)
01/2025	5,909	INR	499,929	0	(79)
01/2025	4,137	PLN	16,876	0	(54)
01/2025	9,224	TWD	300,087	0	(101)
02/2025	THB	2,012	$60	0	0
02/2025	$3,935	MXN	71,373	0	(535)
03/2025	ILS	5,430	$1,526	30	0
03/2025	$2,139	INR	184,186	0	(4)
04/2025	TWD	298,376	$9,223	108	0
05/2025	CNH	69,944	9,643	66	0
MYI	01/2025	MXN	68,147	3,740	488	0
01/2025	PLN	3	1	0	0
01/2025	$2,060	IDR	32,565,750	0	(43)
02/2025	MXN	143,258	$7,872	1,044	0
02/2025	$1,370	TRY	51,854	27	0
NGF	01/2025	9,955	IDR	158,553,165	0	(155)
RBC	02/2025	10,184	JPY	1,595,195	0	(12)
SCX	01/2025	CHF	87	$99	3	0
01/2025	CNH	84,151	11,647	178	0
01/2025	EUR	282,018	297,500	5,232	0
01/2025	PEN	37,397	10,023	77	0
01/2025	TWD	206,142	6,436	169	0
01/2025	$61,704	EUR	58,219	0	(1,369)
01/2025	13,139	IDR	207,748,051	0	(312)
01/2025	17,288	INR	1,462,176	0	(237)
01/2025	1,184	KRW	1,738,132	0	(6)
01/2025	4,869	TWD	158,813	0	(41)
02/2025	12,809	JPY	2,006,438	0	(15)
03/2025	KRW	1,733,751	$1,184	7	0
04/2025	PEN	3,278	872	2	0
04/2025	TWD	158,034	4,869	41	0
05/2025	CNH	57,945	8,038	105	0
05/2025	PEN	3,953	1,053	4	0
SOG	01/2025	$14,907	PLN	60,598	0	(244)
SSB	01/2025	MXN	9,846	$498	26	0
03/2025	PEN	16,145	4,343	55	0
04/2025	6,049	1,603	0	(3)
TOR	01/2025	$60,781	JPY	9,144,501	0	(2,608)
UAG	01/2025	NOK	5,998	$540	13	0
01/2025	$6,867	PLN	27,904	0	(114)
02/2025	3,505	TRY	142,413	390	0
05/2025	576	23,462	13	0
08/2025	1,380	61,395	30	0
11/2025	544	25,639	5	0

Total Forward Foreign Currency Contracts	$63,099	$(26,253)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,247
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	6,775
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	848
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	4,306
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	365
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	3,562
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	997
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	3,792

Total Purchased Options	$18,118	$21,892

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTENOPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	4,800	$(194)	$(228)
Call - OTC USD versus TRY	51.500	05/07/2025	4,800	(135)	(35)
DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	9,786	(448)	(1,317)
Call - OTC USD versus MXN	18.100	02/11/2025	3,909	(178)	(537)
Call - OTC USD versus MXN	18.150	02/13/2025	9,772	(436)	(1,325)
MYI	Call - OTC USD versus MXN	18.230	01/29/2025	9,842	(472)	(1,275)
Call - OTC USD versus MXN	18.250	01/30/2025	9,842	(473)	(1,271)
Call - OTC USD versus MXN	18.150	02/10/2025	9,838	(443)	(1,326)
UAG	Put - OTC USD versus TRY	TRY	36.600	01/31/2025	11,700	(192)	(183)
Call - OTC USD versus TRY	44.150	01/31/2025	11,700	(201)	(11)
Put - OTC USD versus TRY	37.700	02/04/2025	3,900	(65)	(154)
Call - OTC USD versus TRY	45.370	02/04/2025	3,900	(90)	(5)
Put - OTC USD versus TRY	37.550	02/06/2025	11,700	(292)	(408)
Call - OTC USD versus TRY	46.150	02/06/2025	11,700	(212)	(14)
Put - OTC USD versus TRY	37.700	05/07/2025	3,200	(77)	(26)
Call - OTC USD versus TRY	45.900	05/07/2025	3,200	(51)	(43)
Put - OTC USD versus TRY	39.750	08/11/2025	3,000	(94)	(41)
Call - OTC USD versus TRY	51.750	08/11/2025	3,000	(66)	(67)
Put - OTC USD versus TRY	40.575	08/19/2025	4,500	(158)	(89)
Call - OTC USD versus TRY	52.725	08/19/2025	4,500	(98)	(99)
Put - OTC USD versus TRY	41.600	11/12/2025	3,200	(122)	(57)
Call - OTC USD versus TRY	56.900	11/12/2025	3,200	(89)	(103)

$(4,586)	$(8,614)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	14,400	$(38)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	14,400	(38)	(275)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	14,300	(38)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	14,300	(38)	(204)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	15,100	(46)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	15,100	(46)	(44)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	15,100	(49)	(46)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	15,100	(49)	(39)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	9,800	(26)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	9,800	(26)	(179)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	8,900	(21)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	8,900	(22)	(114)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	14,400	(39)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	14,400	(39)	(236)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	42,300	(117)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	42,300	(117)	(354)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	5,900	(16)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	5,900	(16)	(85)

$(781)	$(1,601)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC 1-Year Interest Rate Cap	233.707%	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	$(1,365)	$(2,019)
Call - OTC 1-Year Interest Rate Floor	233.707	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(6)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

FAR	Put - OTC 2-Year Interest Rate Cap	233.707	1-Day USD-SOFR Compounded-OIS			08/08/2026	51,400	(886)		(1,683)
MYC	Put - OTC 2-Year Interest Rate Cap	233.707	1-Day USD-SOFR Compounded-OIS			07/23/2026	110,700	(1,958)		(3,071)
NGF	Put - OTC 2-Year Interest Rate Cap	233.707	1-Day USD-SOFR Compounded-OIS			07/25/2026	169,300	(3,107)		(4,516)
FAR	Call - OTC 2-Year Interest Rate Floor	233.707	1-Day USD-SOFR Compounded-OIS			08/08/2026	51,400	(887)		(32)
MYC	Call - OTC 2-Year Interest Rate Floor	233.707	1-Day USD-SOFR Compounded-OIS			07/23/2026	110,700	(1,958)		(93)
NGF	Call - OTC 2-Year Interest Rate Floor	233.707	1-Day USD-SOFR Compounded-OIS			07/25/2026	169,300	(3,107)		(157)

								$(14,633)		$(11,577)

Total Written Options								$(20,000)		$(21,792)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.975%	$600	$(6)	$7	$1	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	3,100	(136)	149	13	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,000	(48)	44	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	200	(18)	16	0	(2)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.680	100	(17)	17	0	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	2,300	(106)	108	2	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	900	(14)	15	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	600	(22)	19	0	(3)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	9,400	(47)	108	61	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	400	(18)	20	2	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.019	4,300	(145)	145	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,100	(40)	35	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	500	(45)	40	0	(5)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	3,700	517	(153)	364	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	1,500	(20)	22	2	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	4,800	(131)	127	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	600	(6)	3	0	(3)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	100	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	200	(8)	7	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	4,500	(54)	60	6	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	1,000	(29)	28	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	900	(7)	12	5	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.298	38,300	(2,372)	2,120	0	(252)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	2,800	(123)	111	0	(12)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	3,100	(276)	248	0	(28)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	900	(15)	16	1	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	2,600	(67)	65	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	2,900	8	9	17	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	1,300	(4)	9	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	900	(17)	16	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	3,700	(39)	20	0	(19)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	28,400	(1,243)	1,358	115	0

							$(4,556)	$4,810	$596	$(342)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

CREDITDEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.13 Index	0.500%	Monthly	12/16/2072	$214,500	$171	$(528)	$0	$(357)
CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	106,200	(1,021)	169	0	(852)
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	26	1	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	272	19	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	187,700	205	(517)	0	(312)
CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	12,400	(105)	6	0	(99)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	0	0	0	0

$(1,028)	$(572)	$20	$(1,620)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	$4,600	$51	$(49)	$2	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	26,300	290	(247)	43	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	37,700	381	(456)	13	(88)

$722	$(752)	$58	$(88)

Total Swap Agreements	$(4,862)	$3,486	$674	$(2,050)

(q)

Securities with an aggregate market value of $19,281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$2,904	$182,510	$134,130	$319,544
Corporate Bonds & Notes
Banking & Finance	0	1,054,857	3,993	1,058,850
Industrials	0	463,727	41,615	505,342
Utilities	0	218,636	0	218,636
Municipal Bonds & Notes
Illinois	0	17	0	17
U.S. Government Agencies	0	7,287,354	0	7,287,354
U.S. Treasury Obligations	0	906,423	0	906,423
Non-Agency Mortgage-Backed Securities	0	2,047,102	6,970	2,054,072
Asset-Backed Securities
Automobile ABS Other	0	124,668	0	124,668
Automobile Sequential	0	794,377	711	795,088
CMBS Other	0	34,703	0	34,703
Home Equity Other	0	580,955	0	580,955
Home Equity Sequential	0	7,737	0	7,737
Manufact House ABS Other	0	11,067	0	11,067
Manufact House Sequential	0	791	0	791
Whole Loan Collateral	0	156,337	0	156,337
Other ABS	0	553,143	39,438	592,581
Sovereign Issues	0	681,826	0	681,826
Common Stocks

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Communication Services	3,795	0	807	4,602
Financials	534	0	12,306	12,840
Health Care	0	0	14,567	14,567
Industrials	0	0	808	808
Warrants
Communication Services	0	0	47	47
Financials	0	0	9	9
Preferred Securities
Banking & Finance	0	496	0	496
Real Estate Investment Trusts
Real Estate	21	0	0	21
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	745,200	0	745,200
Short-Term Notes	0	14,498	0	14,498
U.S. Treasury Bills	0	7,056	0	7,056

$7,254	$15,873,480	$255,401	$16,136,135
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,859	$0	$0	$84,859

Total Investments	$92,113	$15,873,480	$255,401	$16,220,994

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(410,046)	$0	$(410,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,494	11,156	0	13,650
Over the counter	0	85,665	0	85,665

$2,494	$96,821	$0	$99,315
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,087)	(5,645)	0	(6,732)
Over the counter	0	(50,095)	0	(50,095)

$(1,087)	$(55,740)	$0	$(56,827)

Total Financial Derivative Instruments	$1,407	$41,081	$0	$42,488

Totals	$93,520	$15,504,515	$255,401	$15,853,436

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$79,132	$109,920	$(19,903)	$168	$44	$1,093	$0	$(36,324)	$134,130	$593
Corporate Bonds & Notes
Banking & Finance	5,705	0	(849)	166	47	168	0	(1,244)	3,993	(530)
Industrials	19,547	22,595	(306)	0	0	(221)	0	0	41,615	(229)
Non-Agency Mortgage-Backed Securities	1,308	6,751	(418)	67	4	212	0	(954)	6,970	163
Asset-Backed Securities
Automobile Sequential	747	0	(36)	0	0	0	0	0	711	1
Home Equity Sequential	898	0	(452)	3	20	18	0	(487)	0	0
Other ABS	3,715	36,249	0	1	0	(527)	0	0	39,439	(527)
Common Stocks
Consumer Discretionary(2)	16,221	0	(15,342)	0	11,771	(12,656)	0	0	0	0
Communication Services(3)	884	0	0	0	0	(77)	0	0	807	(77)
Financials	10,215	0	0	0	0	2,091	0	0	12,306	2,091
Health Care	15,725	0	0	0	0	(1,158)	0	0	14,567	(1,158)
Industrials	780	0	0	0	0	28	0	0	808	28
Warrants
Communication Services	0	47	0	0	0	0	0	0	47	0
Financials	9	0	0	0	0	0	0	0	9	0
Preferred Securities

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2024 (Unaudited)

Industrials	0	0	0	0	(1,883)	1,883	0	0	0	0

Totals	$154,892	$175,562	$(37,306)	$405	$10,003	$(9,146)	$0	$(39,009)	$255,401	$355

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments	$9,435	Comparable Companies	EBITDA Multiple	X	13.750	—
66,613	Discounted Cash Flow	Discount Rate	5.144 - 11.290	7.520
4,598	Other Valuation Techniques(4)	-	-	—
23,157	Recent Transaction	Purchase Price	99.500 - 100.000	99.551
30,327	Third Party Vendor	Broker Quote	99.188 - 100.250	99.823
Corporate Bonds & Notes
Banking & Finance	3,299	Discounted Cash Flow	Discount Rate	6.251	—
694	Indicative Market Quotation	Broker Quote	7.625	—
Industrials	31,457	Discounted Cash Flow	Discount Rate	5.370 - 7.148	5.567
1,149	Other Valuation Techniques(4)	-	-	—
9,009	Recent Transaction	Purchase Price	100.100	—
Non-Agency Mortgage-Backed Securities	6,970	Discounted Cash Flow	Discount Rate	6.958 - 9.238	7.504
Asset-Backed Securities
Automobile Sequential	711	Discounted Cash Flow	Discount Rate	9.140 - 9.390	9.271
Other ABS	3,104	Discounted Cash Flow	Discount rate	13.000	—
36,334	Proxy pricing	Base Price	35.220 - 100.000	98.116
Common Stocks
Communication Services	133	Comparable Companies	EBITDA Multiple	X	4.640	—
674	Reference instrument	Stock Price w/Liquidity Discount	10.000	—
Financials	12,306	Comparable Companies	EBITDA Multiple	X	4.600	—
Health Care	14,567	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	808	Indicative Market Quotation	Broker Quote	$1.130 - 25.125	2.927
Warrants
Communication Services	47	Recent Transaction	Purchase Price	$13.000	—
Financials	9	Option Pricing Model	Volatility	32.500	—

Total	$255,401

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(3)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Low Duration Opportunities Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Broadcom, Inc. 5.463% due 08/14/2026 ~		$100	$100
IRB Holding Corp. 6.857% due 12/15/2027 ~		194	194
Lifepoint Health, Inc. 7.965% due 05/17/2031 ~		100	100

Total Loan Participations and Assignments (Cost $393)			394

CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 14.5%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	192
American Assets Trust LP 3.375% due 02/01/2031		200	174
American Tower Corp. 2.300% due 09/15/2031		200	166
Athene Global Funding 4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	104
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6	6
4.950% due 01/15/2028		100	99
Barclays PLC 4.972% due 05/16/2029 •		700	694
BNP Paribas SA
1.904% due 09/30/2028 •		300	275
2.871% due 04/19/2032 •		200	170
7.000% due 08/16/2028 •(d)(e)		300	301
BPCE SA 6.612% due 10/19/2027 •		550	564
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	183
CIMA Finance DAC 2.950% due 09/05/2029 «		142	127
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	182
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		500	62
Crown Castle, Inc. 3.100% due 11/15/2029		200	182
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	201
1.750% due 11/19/2030 •		200	191
3.729% due 01/14/2032 •		$200	175
Equinix, Inc. 3.900% due 04/15/2032		200	184
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		300	295
4.535% due 03/06/2025	GBP	100	125
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		$300	292
5.798% due 08/10/2026 •		400	402
HSBC Holdings PLC
4.292% due 09/12/2026 •		300	299
5.210% due 08/11/2028 •		100	100
ING Groep NV
2.727% due 04/01/2032 •		400	345
4.017% due 03/28/2028 •		200	196
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)(e)	EUR	200	219
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	192
2.963% due 01/25/2033 •		200	173
6.070% due 10/22/2027 •		200	205
Lazard Group LLC 4.500% due 09/19/2028		800	784
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	195
4.716% due 08/11/2026 •		200	200
5.462% due 01/05/2028 •		300	303

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	186
National Health Investors, Inc. 3.000% due 02/01/2031		200	172
Nationwide Building Society 4.302% due 03/08/2029 •		300	292
NatWest Group PLC 4.800% due 04/05/2026		500	500
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	192
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		950	915
Standard Chartered PLC 2.819% due 01/30/2026 •		300	299
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	166
UBS AG 3.700% due 02/21/2025		250	249
UBS Group AG
4.550% due 04/17/2026		500	498
6.537% due 08/12/2033 •		250	265
VICI Properties LP 5.125% due 11/15/2031		100	98
Wells Fargo & Co.
3.000% due 04/22/2026		300	294
3.526% due 03/24/2028 •		400	388

			13,071

INDUSTRIALS 6.9%
AbbVie, Inc. 4.800% due 03/15/2029		200	200
Air Canada 4.625% due 08/15/2029	CAD	200	139
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$62	57
3.375% due 11/01/2028		157	150
American Airlines, Inc.
5.500% due 04/20/2026		100	100
5.750% due 04/20/2029		100	99
Amgen, Inc. 2.450% due 02/21/2030		200	177
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		200	194
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3
Centene Corp. 3.000% due 10/15/2030		200	173
Charter Communications Operating LLC 3.500% due 06/01/2041		200	137
Cloud Software Group, Inc. 6.500% due 03/31/2029		200	197
Constellation Brands, Inc. 4.750% due 05/09/2032		300	289
Coty, Inc.
3.875% due 04/15/2026	EUR	100	104
4.750% due 01/15/2029		$200	191
5.000% due 04/15/2026		56	56
Expedia Group, Inc. 6.250% due 05/01/2025		44	44
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	177
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	211
Grifols SA 3.875% due 10/15/2028	EUR	200	188
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	243
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	87
3.750% due 05/01/2029		200	184
Humana, Inc. 4.875% due 04/01/2030		200	196
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	103
Marriott International, Inc. 2.850% due 04/15/2031		$200	175
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	112	139
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$200	197
4.810% due 09/17/2030		200	188
Petroleos Mexicanos 6.700% due 02/16/2032		199	173

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Prosus NV 3.680% due 01/21/2030		200	181
Sands China Ltd. 2.850% due 03/08/2029		200	178
Studio City Finance Ltd. 5.000% due 01/15/2029		100	91
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	188
TEGNA, Inc. 4.625% due 03/15/2028		200	190
United Airlines Pass-Through Trust 5.875% due 04/15/2029		91	93
United Airlines, Inc.
4.375% due 04/15/2026		100	98
4.625% due 04/15/2029		300	285
Wynn Macau Ltd. 5.500% due 01/15/2026		400	396

			6,273

UTILITIES 1.8%
Boston Gas Co. 3.757% due 03/16/2032		100	89
Dominion Energy, Inc. 3.375% due 04/01/2030		200	184
Enel Finance International NV 5.125% due 06/26/2029		300	300
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	112
Georgia Power Co. 4.700% due 05/15/2032		$300	293
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	178
4.400% due 03/01/2032		200	188
Southern California Gas Co. 2.950% due 04/15/2027		200	192
Verizon Communications, Inc. 3.875% due 03/01/2052		100	74

			1,610

Total Corporate Bonds & Notes (Cost $21,928)			20,954

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.587% due 06/01/2029		200	181

Total Municipal Bonds & Notes (Cost $200)			181

U.S. GOVERNMENT AGENCIES 63.0%
Fannie Mae
4.969% due 03/25/2034 •		2	2
5.583% due 04/25/2032 •		2	2
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		374	348
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055		100	81
3.000% due 02/01/2055		5,100	4,333
3.500% due 02/01/2055		7,400	6,545
4.000% due 03/01/2055		1,400	1,280
4.500% due 03/01/2055		2,100	1,974
5.000% due 01/01/2055 - 02/01/2055		23,100	22,293
5.500% due 02/01/2055		3,900	3,846
6.000% due 02/01/2055		16,200	16,262

Total U.S. Government Agencies (Cost $57,234)			56,966

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,607	2,331
1.125% due 01/15/2033		1,802	1,658
1.375% due 07/15/2033 (i)		4,417	4,134
1.750% due 01/15/2034		103	99
1.875% due 07/15/2034		1,760	1,706
U.S. Treasury Notes
4.875% due 04/30/2026 (i)		600	605

Total U.S. Treasury Obligations (Cost $10,891)			10,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		93	62

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Banc of America Funding Trust 6.695% due 06/20/2032 ~		12	12
Bear Stearns Adjustable Rate Mortgage Trust 5.629% due 02/25/2034 ~		15	14
Bear Stearns ALT-A Trust 4.609% due 05/25/2036 ~		495	236
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		266	180
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		197	115
EMF-NL Prime BV 4.015% due 04/17/2041 •	EUR	10	10
GSR Mortgage Loan Trust
5.081% due 06/25/2034 ~		$8	8
5.750% due 01/25/2037		9	5
HarborView Mortgage Loan Trust 4.226% due 06/19/2036 ~		102	42
MASTR Adjustable Rate Mortgages Trust 7.141% due 05/25/2034 ~		24	22
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.372% due 08/15/2032 •		27	25
Residential Accredit Loans, Inc. Trust 6.268% due 09/25/2037 ~		338	227
Residential Asset Securitization Trust 6.000% due 07/25/2037		194	72
Structured Asset Mortgage Investments Trust 4.981% due 07/19/2035 •		14	13
WaMu Mortgage Pass-Through Certificates Trust
3.946% due 03/25/2037 ~		288	240
6.225% due 08/25/2042 •		7	7

Total Non-Agency Mortgage-Backed Securities (Cost $1,832)			1,290

ASSET-BACKED SECURITIES 11.5%
CMBS OTHER 1.4%
AREIT LLC 6.624% due 06/17/2039 •		500	501
FS Rialto Issuer LLC 6.503% due 01/19/2039 •		307	307
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •		484	487
VMC Finance LLC 5.590% due 06/16/2036 •		10	10

			1,305

HOME EQUITY OTHER 5.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.158% due 11/25/2035 •		122	119
5.473% due 09/25/2034 •		85	83
Bear Stearns Asset-Backed Securities Trust 4.913% due 02/25/2037 •		588	564
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •		319	321
Countrywide Asset-Backed Certificates Trust
4.653% due 06/25/2047 •		344	298
5.193% due 08/25/2047 •		94	91
CSAB Mortgage-Backed Trust 4.593% due 11/25/2036 •		846	118
Fremont Home Loan Trust 4.593% due 01/25/2037 •		475	240
HSI Asset Securitization Corp. Trust 5.233% due 01/25/2036 •		400	337
IXIS Real Estate Capital Trust 4.913% due 01/25/2037 •		109	37
Morgan Stanley ABS Capital, Inc. Trust
4.753% due 09/25/2036 •		629	213
4.993% due 12/25/2034 •		231	212
Residential Asset Securities Corp. Trust
4.973% due 07/25/2036 •		1,035	907
5.053% due 02/25/2036 •		244	242
Saxon Asset Securities Trust 4.763% due 09/25/2037 •		186	177
SG Mortgage Securities Trust 4.663% due 10/25/2036 •		700	518
Soundview Home Loan Trust 4.653% due 06/25/2037 •		469	320

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 4.678% due 05/25/2037 •		269	248

			5,045

OTHER ABS 4.5%
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		57	57
Aurium CLO DAC 3.909% due 01/16/2031 •	EUR	299	309
Blackrock European CLO DAC 3.804% due 10/15/2031 •		399	413
Crestline Denali CLO Ltd. 5.909% due 04/20/2030 •		$114	114
Elevation CLO Ltd. 5.837% due 10/25/2030 •		40	40
Harvest CLO DAC 4.034% due 01/15/2032 •	EUR	495	511
Jubilee CLO DAC 3.834% due 04/15/2031 •		500	514
KKR CLO Ltd. 6.053% due 10/15/2030 •		$157	158
Mountain View CLO LLC 5.949% due 01/16/2031 •		161	161
OSD CLO Ltd. 5.779% due 04/17/2031 ~		337	338
Regatta Funding Ltd. 5.826% due 10/25/2031 •		250	251
Sierra Madre Funding Ltd. 4.997% due 09/07/2039 •		642	398
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		73	73
Venture CLO Ltd.
5.929% due 07/20/2030 •		387	388
6.011% due 07/30/2032 •		300	301

			4,026

Total Asset-Backed Securities (Cost $10,934)			10,376

SOVEREIGN ISSUES 8.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	7,700	1,210
0.000% due 10/01/2025 (b)		8,873	1,295
Israel Government International Bond 5.375% due 03/12/2029		$200	200
Mexico Government International Bond 5.400% due 02/09/2028		200	198
Peru Government International Bond
5.400% due 08/12/2034	PEN	1,100	268
5.940% due 02/12/2029		300	82
6.150% due 08/12/2032		2,600	688
6.900% due 08/12/2037		500	133
6.950% due 08/12/2031		3,100	870
7.300% due 08/12/2033		2,600	731
Poland Government International Bond 4.625% due 03/18/2029		$200	198
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	174
South Africa Government International Bond
4.850% due 09/30/2029		$400	373
7.000% due 02/28/2031	ZAR	2,300	108
8.000% due 01/31/2030		10,100	513
8.250% due 03/31/2032		2,200	108
8.500% due 01/31/2037		7,900	355
9.000% due 01/31/2040		2,600	117

Total Sovereign Issues (Cost $7,891)			7,621

		SHARES
COMMON STOCKS 5.1%
COMMUNICATION SERVICES 1.5%
AT&T, Inc.		58,800	1,339

CONSUMER DISCRETIONARY 1.5%
Amazon.com, Inc. (a)		6,200	1,360

ENERGY 1.3%
Exxon Mobil Corp.		10,800	1,162

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

INFORMATION TECHNOLOGY 0.8%
Apple, Inc.	2,800	701

Total Common Stocks (Cost $4,508)		4,562

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust 6.668% (US0003M + 1.750%) due 01/15/2067 ~	100,000	71
Nationwide Building Society 10.250% due 12/31/2049 ~(d)	250	40

Total Preferred Securities (Cost $107)		111

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.1%
COMMERCIAL PAPER 2.9%
Alimentation Couche-Tard, Inc. 4.700% due 01/08/2025	$250	250
AutoNation, Inc. 4.750% due 01/07/2025	400	400
Avangrid, Inc. 4.720% due 01/07/2025	250	250
Bacardi-Martini BV 4.840% due 01/30/2025	400	398
Consolidated Edison Co. of New York, Inc. 4.700% due 01/13/2025	250	249
Dell International LLC 4.730% due 01/07/2025	250	250
Edison International 4.830% due 01/15/2025	250	249
Enbridge US, Inc. 4.570% due 01/24/2025	250	249
Keurig Dr Pepper, Inc. 4.700% due 01/10/2025	300	300

		2,595

REPURCHASE AGREEMENTS (f) 17.2%		15,600

Total Short-Term Instruments (Cost $18,196)		18,195

Total Investments in Securities (Cost $134,114)		131,183

	SHARES
INVESTMENTS IN AFFILIATES 14.7%
SHORT-TERM INSTRUMENTS 14.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%
PIMCO Short Asset Portfolio	441,663	4,326
PIMCO Short-Term Floating NAV Portfolio III	921,067	8,968

Total Short-Term Instruments (Cost $13,279)		13,294

Total Investments in Affiliates (Cost $13,279)		13,294

Total Investments 159.7% (Cost $147,393)		$144,477
Financial Derivative Instruments (g)(h) 0.5%(Cost or Premiums, net $(96))		430
Other Assets and Liabilities, net (60.2)%		(54,428)

Net Assets 100.0%		$90,479

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.450%	12/31/2024	01/02/2025	$5,500	U.S. Treasury Bonds 1.125% due 08/15/2040	$(5,610)	$5,500	$5,501
JPS	4.700	12/31/2024	01/02/2025	10,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(10,307)	10,100	10,103

Total Repurchase Agreements	$(15,917)	$15,600	$15,604

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$4,400	$(3,472)	$(3,426)

Total Short Sales (3.8)%	$(3,472)	$(3,426)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	11	$2,631	$3	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	11	2,642	(16)	0	0
3-Month SOFR Active Contract June Futures	09/2025	11	2,639	(10)	0	0
3-Month SOFR Active Contract June Futures	09/2026	11	2,642	(19)	0	0
3-Month SOFR Active Contract March Futures	06/2025	11	2,635	(4)	0	0
3-Month SOFR Active Contract March Futures	06/2026	11	2,642	(18)	0	0
3-Month SOFR Active Contract September Futures	12/2025	11	2,641	(13)	0	0
Long Gilt March Futures	03/2025	7	810	(19)	5	0
U.S. Treasury 5-Year Note March Futures	03/2025	3	319	(2)	0	(1)

$(98)	$5	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	3	$(366)	$3	$0	$(1)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Euro-Bund March Futures	03/2025	21	(2,903)	50	0	(9)
Euro-Schatz March Futures	03/2025	7	(776)	2	0	0
U.S. Treasury 2-Year Note March Futures	03/2025	18	(3,701)	(2)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	94	(10,223)	88	21	0
U.S. Treasury Long-Term Bond March Futures	03/2025	13	(1,480)	34	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	11	(1,308)	37	5	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	60	(6,679)	100	15	0

$312	$44	$(10)

Total Futures Contracts	$214	$49	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.276%	$300	$60	$(46)	$14	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	300	(1)	3	2	0	0

$59	$(43)	$16	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$792	$(47)	$(17)	$(64)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(5)	$2	$(3)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	0	(3)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	100	3	(1)	2	0	0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	EUR	500	46	(5)	41	0	(1)

$37	$(2)	$35	$0	$(1)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,000	$90	$(129)	$(39)	$17	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025	$3,300	1	(29)	(28)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026	4,100	(2)	(184)	(186)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	2,000	(32)	(81)	(113)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,200	7	36	43	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,200	0	31	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	800	0	20	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	700	0	17	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	200	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	500	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	200	0	4	4	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	10	250	260	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	32	30	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		300	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		300	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,900	84	77	161	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		200	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	165	107	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	473	1,078	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	170	201	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	18	183	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	12	109	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	95	112	0	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(42)	(42)	0	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(218)	(218)	0	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		13,200	0	119	119	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	90	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		200	0	9	9	0	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		4,550	36	27	63	13	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	(21)	(24)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,800	8	34	42	13	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	EUR	90	0	4	4	1	0

							$1,047	$896	$1,943	$69	$(10)

Total Swap Agreements							$1,096	$834	$1,930	$69	$(12)

Cash of $2,172 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $6 and liability of $(7) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	22		$16	$0	$0
	01/2025		$152	NZD	258	0	(8)
BOA	01/2025	CNH	354		$49	0	0
	01/2025	GBP	80		102	2	0
	01/2025	SEK	220		20	0	0
	01/2025	SGD	30		22	0	0
	01/2025		$18	IDR	288,877	0	0
	01/2025		44	JPY	6,729	0	(1)
	01/2025		35	KRW	48,714	0	(2)
	03/2025	PEN	445		$119	1	0
BPS	01/2025	CNH	4,433		611	7	0
	01/2025	IDR	792,298		48	0	(1)
	01/2025	INR	10,259		120	0	0
	01/2025	KRW	137,781		99	6	0
	01/2025	MXN	4,188		208	7	0
	01/2025	SGD	19		14	0	0
	01/2025	TWD	9,423		297	10	0
	01/2025		$239	CNH	1,741	0	(1)
	01/2025		349	IDR	5,551,814	0	(7)
	01/2025		245	INR	20,701	0	(3)
	01/2025		109	KRW	161,317	1	0
	01/2025		211	PLN	860	0	(3)
	01/2025		137	TWD	4,445	0	(2)
	01/2025		482	ZAR	8,705	0	(21)
	02/2025	CNH	2,298		$317	4	0
	03/2025	ILS	96		27	0	0
	03/2025	KRW	160,901		109	0	(1)
	03/2025		$49	IDR	794,700	0	0
	03/2025		120	INR	10,312	0	0
	03/2025		185	MXN	3,796	0	(5)
	04/2025	TWD	4,419		$137	2	0
	05/2025	CNH	2,471		341	2	0
BRC	01/2025	CAD	2,188		1,554	31	0
	01/2025	TRY	3,285		91	0	(1)
	01/2025		$93	IDR	1,469,916	0	(3)
	01/2025		433	TRY	16,144	17	0
	02/2025		256		9,702	5	0
	03/2025	ILS	363		$102	2	0
	03/2025		$426	TRY	16,350	6	0
BSH	04/2025	PEN	2,908		$767	0	(5)
CBK	01/2025	CNH	74		10	0	0
	01/2025	IDR	964,946		60	0	0
	01/2025	INR	100,063		1,173	7	0
	01/2025	KRW	785,630		565	33	0
	01/2025	PEN	2,663		712	4	0
	01/2025	TRY	17,171		485	1	0
	01/2025	TWD	38,631		1,213	39	0
	01/2025		$263	GBP	209	0	(2)
	01/2025		146	IDR	2,311,579	0	(3)
	01/2025		1,271	INR	107,481	0	(17)
	01/2025		86	KRW	126,308	0	0
	03/2025	KRW	125,997		$86	1	0
	03/2025		$93	COP	413,826	0	0
	03/2025		60	IDR	967,784	0	0
	03/2025		1,174	INR	100,511	0	(8)
	04/2025	PEN	3,359		$901	9	0
DUB	01/2025	BRL	4,066		657	0	(1)
	01/2025	KRW	905,093		648	34	0
	01/2025		$725	BRL	4,066	0	(67)
	01/2025		122	KRW	171,820	0	(5)
	01/2025		83	PLN	339	0	(1)
	02/2025	PEN	542		$145	1	0
	02/2025		$402	MXN	8,135	0	(15)
	03/2025		12	TRY	586	3	0
FAR	01/2025	AUD	1,109		$720	33	0
	01/2025	BRL	4,080		663	3	0
	01/2025	TWD	575		18	0	0
	01/2025		$659	BRL	4,080	2	0
	02/2025		663		4,101	0	(3)
GLM	01/2025	KRW	204,240		$149	10	0
	01/2025	MXN	1,202		57	0	0
	01/2025	PEN	459		122	0	0
	01/2025	TWD	9,055		282	7	0
	01/2025		$215	IDR	3,408,346	0	(4)
	01/2025		94	PLN	385	0	(1)
	02/2025		181	MXN	3,688	0	(5)
	03/2025	PEN	648		$172	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

04/2025	BRL	7,600	1,362	150	0
10/2025	8,873	1,455	109	0
JPM	01/2025	CNH	3,261	451	6	0
01/2025	TRY	1,622	45	0	0
01/2025	TWD	8,114	250	4	0
01/2025	$9	IDR	136,881	0	0
01/2025	203	INR	17,186	0	(3)
01/2025	37	JPY	5,543	0	(2)
01/2025	209	PLN	852	0	(3)
01/2025	45	TRY	1,637	0	0
03/2025	11	518	3	0
04/2025	BRL	100	$18	2	0
05/2025	$52	TRY	2,316	6	0
MBC	01/2025	AUD	70	$44	0	0
01/2025	CAD	99	69	0	0
01/2025	CHF	1,292	1,472	47	0
01/2025	CNH	780	107	1	0
01/2025	EUR	3,251	3,423	53	0
01/2025	INR	4,317	50	0	0
01/2025	KRW	957,922	688	39	0
01/2025	$92	AUD	141	0	(4)
01/2025	125	CNH	914	0	(1)
01/2025	104	EUR	98	0	(2)
01/2025	139	INR	11,778	0	(2)
01/2025	94	JPY	14,000	0	(5)
01/2025	157	PLN	642	0	(2)
01/2025	213	TWD	6,945	0	(2)
03/2025	ILS	116	$33	1	0
03/2025	$50	INR	4,339	0	0
04/2025	TWD	6,906	$213	3	0
05/2025	CNH	1,655	228	2	0
MYI	01/2025	$48	IDR	765,658	0	(1)
01/2025	123	PLN	501	0	(2)
02/2025	14	TRY	544	0	0
NGF	01/2025	223	IDR	3,549,651	0	(3)
RBC	03/2025	MXN	6,070	$296	9	0
SCX	01/2025	CNH	1,618	224	4	0
01/2025	SGD	9	6	0	0
01/2025	TWD	4,770	149	4	0
01/2025	$208	GBP	164	0	(3)
01/2025	321	IDR	5,076,834	0	(8)
01/2025	407	INR	34,449	0	(6)
01/2025	22	KRW	32,114	0	0
01/2025	113	TWD	3,676	0	(1)
03/2025	KRW	32,033	$22	0	0
04/2025	TWD	3,658	113	1	0
05/2025	CNH	1,547	214	3	0
SOG	01/2025	$447	PLN	1,815	0	(8)
SSB	01/2025	MXN	395	$20	1	0
TOR	01/2025	$71	JPY	10,627	0	(3)
UAG	01/2025	105	PLN	428	0	(2)

Total Forward Foreign Currency Contracts	$738	$(259)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	800	$1	$1
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	17,500	94	49
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	31
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	1,800	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	2,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	2,000	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	2,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	3,000	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	5,500	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	38
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	48
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/06/2025	9,900	11	12

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	105

Total Purchased Options							$477	$367

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050%	02/19/2025	100	$(1)	$0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,500	(36)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,500	(59)	(28)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	600	0	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	100	0	(2)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	200	(1)	(2)

Total Written Options	$(197)	$(80)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$45	$29	$(24)	$5	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	135	86	(73)	13	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	226	144	(122)	22	0

$259	$(219)	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$6,247	$(1,684)	$1,190	$0	$(494)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	22	1	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	12	0	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	14	0	0

$(1,731)	$1,238	$1	$(494)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Amazon.com, Inc.	6,200	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	$1,360	$0	$7	$7	$0
Pay	Apple, Inc.	2,800	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	701	0	3	3	0
Pay	AT&T, Inc.	58,800	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	1,339	0	7	7	0
Pay	Exxon Mobil Corp.	10,800	5.780% (FEDL01 plus a specified spread)	Monthly	01/15/2025	1,162	0	6	6	0

$0	$23	$23	$0

Total Swap Agreements	$(1,472)	$1,042	$64	$(494)

(i)

Securities with an aggregate market value of $544 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$294	$100	$394
Corporate Bonds & Notes
Banking & Finance	0	13,071	0	13,071
Industrials	0	6,273	0	6,273
Utilities	0	1,610	0	1,610
Municipal Bonds & Notes
California	0	181	0	181
U.S. Government Agencies	0	56,966	0	56,966
U.S. Treasury Obligations	0	10,533	0	10,533
Non-Agency Mortgage-Backed Securities	0	1,290	0	1,290
Asset-Backed Securities
CMBS Other	0	1,305	0	1,305
Home Equity Other	0	5,045	0	5,045
Other ABS	0	4,026	0	4,026
Sovereign Issues	0	7,621	0	7,621
Common Stocks
Communication Services	1,339	0	0	1,339
Consumer Discretionary	1,360	0	0	1,360
Energy	1,162	0	0	1,162
Information Technology	701	0	0	701
Preferred Securities
Banking & Finance	0	111	0	111
Short-Term Instruments
Commercial Paper	0	2,595	0	2,595
Repurchase Agreements	0	15,600	0	15,600

	$4,562	$126,521	$100	$131,183
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,294	$0	$0	$13,294

Total Investments	$17,856	$126,521	$100	$144,477

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,426)	$0	$(3,426)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	113	0	118
Over the counter	0	1,129	40	1,169

	$5	$1,242	$40	$1,287
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(13)	0	(23)
Over the counter	0	(339)	(494)	(833)

	$(10)	$(352)	$(494)	$(856)

Total Financial Derivative Instruments	$(5)	$890	$(454)	$431

Totals	$17,851	$123,985	$(354)	$141,482

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Caesars Entertainment, Inc. 6.607% due 02/06/2031 ~		$1,290	$1,295
Databricks, Inc.
TBD% due 12/20/2030 «µ		295	294
TBD% due 12/20/2030 «		1,334	1,327
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(d)	EUR	300	311
Project Hudson II 7.730% due 05/29/2026 «		$700	710

Total Loan Participations and Assignments (Cost $3,934)			3,937

CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 9.0%
AIB Group PLC 5.871% due 03/28/2035 •		2,800	2,807
American Tower Corp. 5.800% due 11/15/2028		4,300	4,418
Arthur J Gallagher & Co. 5.150% due 02/15/2035		900	878
Athene Global Funding 4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	2,600	2,701
Aviation Capital Group LLC 4.125% due 08/01/2025		$3,300	3,282
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	887
Banco Santander SA 5.538% due 03/14/2030 •		1,000	1,005
Bank of America Corp.
4.948% due 07/22/2028 •		700	702
5.202% due 04/25/2029 •		695	698
5.819% due 09/15/2029 •		2,400	2,460
Bank of Nova Scotia 4.404% due 09/08/2028 •		3,000	2,970
Barclays PLC 6.490% due 09/13/2029 •		2,100	2,185
BNP Paribas SA 5.283% due 11/19/2030 •		700	693
BPCE SA 5.936% due 05/30/2035 •		800	793
CaixaBank SA 6.684% due 09/13/2027 •		2,400	2,464
Cape Lookout Re Ltd. 13.874% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,200	1,219
Citizens Bank NA 5.284% due 01/26/2026 •		800	800
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	4,900	1,350
Credit Agricole SA 6.316% due 10/03/2029 •		$800	827
Deutsche Bank AG
4.999% due 09/11/2030 •		500	489
5.403% due 09/11/2035 •		2,500	2,370
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,000	1,004
EPR Properties 4.500% due 06/01/2027		200	197
Equinix, Inc. 1.550% due 03/15/2028		3,700	3,336
European Union 2.875% due 10/05/2029	EUR	8,400	8,848
Extra Space Storage LP 5.700% due 04/01/2028		$1,400	1,430
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	369
3.815% due 11/02/2027		900	863
4.125% due 08/17/2027		1,800	1,741
4.271% due 01/09/2027		600	588
4.950% due 05/28/2027		400	396
5.800% due 03/08/2029		1,000	1,001
6.054% due 11/05/2031		1,100	1,092

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

6.800% due 05/12/2028		2,600	2,688
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,400	1,524
GA Global Funding Trust 1.950% due 09/15/2028		3,800	3,396
GATX Corp. 5.400% due 03/15/2027		1,100	1,113
GLP Capital LP 5.250% due 06/01/2025		2,600	2,601
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		3,700	3,679
5.955% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,707
Host Hotels & Resorts LP 5.500% due 04/15/2035		1,000	980
HSBC Holdings PLC
6.254% due 03/09/2034 •		250	260
7.390% due 11/03/2028 •		3,900	4,134
Intesa Sanpaolo SpA 7.200% due 11/28/2033		400	433
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		1,300	1,244
JPMorgan Chase & Co. 3.960% due 01/29/2027 •		458	455
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		250	258
Lazard Group LLC 6.000% due 03/15/2031		800	822
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	31
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		$800	802
5.590% due 11/26/2035 •		1,400	1,389
5.679% due 01/05/2035 •		800	797
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	2,726
LXP Industrial Trust 2.375% due 10/01/2031		$663	539
Morgan Stanley
4.210% due 04/20/2028 •		3,600	3,549
5.123% due 02/01/2029 •		2,648	2,656
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032		800	811
NatWest Group PLC 3.073% due 05/22/2028 •		200	191
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		3,800	3,575
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	4,033
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260
Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		$400	416
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		900	938
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264
RGA Global Funding 2.000% due 11/30/2026		$3,900	3,712
Sammons Financial Group Global Funding 5.100% due 12/10/2029		1,100	1,092
Sanders Re Ltd. 17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		2,600	2,552
Santander Holdings USA, Inc. 5.353% due 09/06/2030 •		300	297
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		400	412
Sixth Street Lending Partners 6.500% due 03/11/2029		600	609
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,519
Synchrony Bank 5.400% due 08/22/2025		4,000	4,006
Toronto-Dominion Bank 4.783% due 12/17/2029		1,400	1,382
Torrey Pines Re Ltd. 10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		300	315
TPG Operating Group Co. 5.875% due 03/05/2034		1,400	1,433
UBS AG 5.650% due 09/11/2028		300	307
UBS Group AG
3.869% due 01/12/2029 •		3,500	3,372
4.488% due 05/12/2026 •		3,800	3,792
5.428% due 02/08/2030 •		500	503
6.327% due 12/22/2027 •		1,000	1,026
6.442% due 08/11/2028 •		6,600	6,821
Ursa Re Ltd. 9.784% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		1,100	1,150

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

VICI Properties LP 5.125% due 11/15/2031		900	878
Wells Fargo & Co. 3.526% due 03/24/2028 •		3,500	3,396
Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260
Winston RE Ltd. 16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$700	723

			146,691

INDUSTRIALS 3.9%
AEP Transmission Co. LLC 5.150% due 04/01/2034		1,200	1,181
Air Canada Pass-Through Trust 3.300% due 07/15/2031		208	193
American Airlines Pass-Through Trust 3.375% due 11/01/2028		210	201
Amgen, Inc. 5.250% due 03/02/2033		3,800	3,774
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,100	4,074
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,476
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,180
3.137% due 11/15/2035		831	679
3.419% due 04/15/2033		3,759	3,292
Canadian Natural Resources Ltd. 5.000% due 12/15/2029		800	791
Centene Corp. 2.625% due 08/01/2031		100	82
CGI, Inc. 1.450% due 09/14/2026		3,800	3,598
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,600	2,617
Denso Corp. 4.420% due 09/11/2029		700	687
Devon Energy Corp. 5.200% due 09/15/2034		1,800	1,710
Elevance Health, Inc. 5.700% due 02/15/2055		1,200	1,158
Global Payments, Inc. 2.900% due 05/15/2030		3,500	3,118
HCA, Inc.
5.450% due 04/01/2031		2,400	2,396
5.450% due 09/15/2034		800	780
Hyundai Capital America 5.688% due 08/04/2025 •		3,500	3,514
Imperial Brands Finance PLC 6.125% due 07/27/2027		3,500	3,594
Meta Platforms, Inc. 5.550% due 08/15/2064		700	683
Microchip Technology, Inc. 5.050% due 02/15/2030		900	894
Mondelez International, Inc. 4.750% due 08/28/2034		1,400	1,341
Northern Star Resources Ltd. 6.125% due 04/11/2033		800	819
Occidental Petroleum Corp. 6.200% due 03/15/2040		1,700	1,683
Oracle Corp. 2.875% due 03/25/2031		1,600	1,409
Renesas Electronics Corp. 2.170% due 11/25/2026		3,900	3,695
Southern Co. 1.750% due 03/15/2028		3,700	3,358
TotalEnergies Capital SA 5.275% due 09/10/2054		800	740
Tyson Foods, Inc.
5.400% due 03/15/2029		800	809
5.700% due 03/15/2034		800	811
Uber Technologies, Inc. 4.300% due 01/15/2030		2,250	2,179
United Airlines Pass-Through Trust
2.700% due 11/01/2033		313	277
3.500% due 09/01/2031		142	133
Williams Cos., Inc. 4.800% due 11/15/2029		1,600	1,579
Woodside Finance Ltd. 5.100% due 09/12/2034		1,000	952

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Zimmer Biomet Holdings, Inc. 5.200% due 09/15/2034	800	785

		64,242

UTILITIES 2.1%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,742
AES Corp. 5.450% due 06/01/2028	1,250	1,257
Aethon United BR LP 7.500% due 10/01/2029	900	921
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,335
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	3,377
Edison International 5.250% due 03/15/2032	300	297
Enel Finance International NV
1.625% due 07/12/2026	4,000	3,816
4.625% due 06/15/2027	3,500	3,473
Eversource Energy 5.450% due 03/01/2028	1,300	1,317
Narragansett Electric Co. 5.350% due 05/01/2034	2,100	2,099
Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,376
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	3,800	3,807
6.400% due 06/15/2033	5,900	6,223
Southern California Edison Co. 4.900% due 06/01/2026	1,200	1,203

		34,243

Total Corporate Bonds & Notes (Cost $250,348)		245,176

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
2.242% due 01/25/2031 ~(a)	20,355	1,296
4.750% due 07/25/2037 •	60	59
4.758% due 12/25/2042 ~	50	49
5.950% due 02/01/2037 •	2	2
6.082% due 02/01/2035 •	2	2
6.128% due 10/01/2044 •	7	7
6.500% due 03/01/2029 - 06/25/2044	7,650	7,934
6.640% due 05/01/2037 •	4	4
6.758% due 03/01/2034 •	3	3
7.000% due 09/01/2031	1	1
7.086% due 05/01/2038 •	396	412
7.406% due 06/01/2036 •	3	3
7.425% due 10/01/2037 •	1	1
7.500% due 07/25/2041	2	2
7.564% due 06/01/2035 •	150	155
Freddie Mac
4.000% due 10/01/2047	97	90
4.500% due 11/01/2029 - 07/01/2033	488	485
4.606% due 09/25/2033 ~	2,600	2,506
5.000% due 10/01/2033	16	16
5.212% due 10/15/2040 •	718	709
5.312% due 12/15/2037 •	31	31
5.500% due 12/01/2033 - 07/01/2038	102	102
6.000% due 02/01/2033 - 11/01/2037	40	40
6.500% due 10/01/2036 - 07/25/2043	9	10
7.000% due 01/01/2033	2	2
7.305% due 05/01/2035 •	3	3
7.704% due 05/01/2037 •	6	6
Ginnie Mae
3.500% due 10/15/2047	410	369
4.000% due 06/20/2048	1,426	1,319
4.250% due 11/20/2034 •	1	1
4.500% due 08/20/2048 - 12/20/2053	11,071	10,485
4.625% due 03/20/2028 - 07/20/2034 •	18	18
5.000% due 11/20/2049	254	250
5.366% due 08/20/2065 •	1,303	1,300
5.421% due 04/20/2065 •	422	421
5.750% due 08/20/2037	13	13
6.500% due 01/20/2034 - 08/20/2034	5	5
6.723% due 06/20/2067 •	892	901
7.000% due 07/15/2031 - 12/15/2032	4	5
Ginnie Mae, TBA
3.000% due 02/01/2055	30,500	26,453
4.000% due 01/01/2055 - 02/01/2055	39,000	35,925
5.000% due 02/01/2055	4,300	4,170
Tennessee Valley Authority 4.375% due 08/01/2034	5,400	5,224

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Small Business Administration 4.750% due 07/01/2025	106	106
Uniform Mortgage-Backed Security
3.000% due 04/01/2052	61	52
3.500% due 05/01/2049 - 07/01/2053	1,053	942
4.000% due 03/01/2029 - 04/01/2053	15,307	14,077
4.500% due 04/01/2025 - 01/01/2053	1,928	1,818
5.000% due 07/01/2029 - 06/01/2053	32,563	31,530
5.500% due 01/01/2025 - 12/01/2053	22,006	21,787
6.000% due 12/01/2028 - 10/01/2040	129	133
6.500% due 12/01/2053 - 02/01/2054	8,076	8,251
7.500% due 01/01/2031 - 08/01/2032	1	1
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	33,138	28,152
4.000% due 02/01/2055 - 03/01/2055	43,800	40,049
4.500% due 02/01/2055 - 03/01/2055	37,200	34,970
5.000% due 01/01/2055	14,800	14,285
5.500% due 02/01/2055	7,100	7,001
6.000% due 02/01/2055	1,500	1,506
6.500% due 02/01/2055	24,500	24,987

Total U.S. Government Agencies (Cost $329,669)		327,930

U.S. TREASURY OBLIGATIONS 51.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	19,820
1.875% due 02/15/2041 (i)	4,000	2,681
3.000% due 08/15/2048	10,100	7,380
3.250% due 05/15/2042	24,800	20,182
3.375% due 08/15/2042	78,200	64,578
4.000% due 11/15/2042	4,900	4,411
4.125% due 08/15/2044	32,300	29,240
4.375% due 08/15/2043	22,700	21,368
4.500% due 02/15/2044	5,100	4,869
4.625% due 05/15/2044	31,700	30,742
4.625% due 11/15/2044	8,800	8,535
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (g)	15,487	13,430
0.625% due 07/15/2032	18,795	16,806
1.125% due 01/15/2033	20,781	19,123
1.750% due 01/15/2034	29,780	28,559
U.S. Treasury Notes
1.250% due 04/30/2028	19,200	17,399
1.250% due 09/30/2028	19,200	17,163
1.500% due 11/30/2028	31,400	28,207
2.375% due 03/31/2029	37,200	34,341
2.875% due 08/15/2028	19,700	18,744
3.250% due 06/30/2029	31,400	29,968
3.500% due 04/30/2028	32,700	31,883
3.625% due 03/31/2030	10,400	10,025
3.750% due 05/31/2030 (i)	10,400	10,068
3.750% due 06/30/2030	25,200	24,383
3.875% due 09/30/2029	81,000	79,257
4.000% due 06/30/2028	14,000	13,858
4.000% due 02/28/2030	10,400	10,210
4.000% due 02/15/2034	79,000	75,656
4.125% due 07/31/2028 (g)	13,900	13,806
4.125% due 08/31/2030	14,900	14,674
4.375% due 11/30/2030	29,600	29,499
4.625% due 09/30/2028	32,600	32,912
4.625% due 09/30/2030	14,700	14,840
4.875% due 10/31/2028	18,600	18,939
4.875% due 10/31/2030	14,700	15,028

Total U.S. Treasury Obligations (Cost $871,245)		832,584

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust 5.544% due 10/25/2035 ~	6	5
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	2,379	2,070
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	4,000	3,344
2.848% due 08/14/2034	2,000	1,706
Banc of America Funding Trust
5.670% due 05/25/2035 ~	664	615
6.454% due 02/20/2036 ~	35	33
Banc of America Mortgage Trust 5.570% due 02/25/2034 ~	11	11
BANK 3.071% due 08/15/2061	2,804	2,690
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	3	2
5.149% due 01/25/2035 ~	11	10
5.251% due 07/25/2034 ~	10	9

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

5.629% due 02/25/2034 ~		10	9
6.500% due 04/25/2033 ~		2	2
6.948% due 10/25/2036 ~		39	37
Bear Stearns ALT-A Trust
5.151% due 09/25/2035 ~		159	92
5.515% due 05/25/2035 ~		239	225
5.732% due 10/25/2035 ~		629	523
Chase Mortgage Finance Trust
4.687% due 03/25/2037 ~		195	176
6.677% due 02/25/2037 ~		43	41
Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •		298	294
6.231% due 03/25/2034 ~		8	7
CitiMortgage Alternative Loan Trust 5.103% due 12/25/2036 •		826	668
Countrywide Alternative Loan Trust
4.993% due 08/25/2035 •		1,826	928
5.825% due 12/25/2035 •		19	16
Countrywide Home Loan Mortgage Pass-Through Trust
5.033% due 04/25/2035 •		9	9
5.165% due 11/25/2034 ~		133	125
5.400% due 02/20/2035 ~		23	23
6.241% due 03/25/2034 ~		252	247
Credit Suisse First Boston Mortgage Securities Corp. 5.575% due 03/25/2032 ~		5	5
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.853% due 06/25/2037 •		2,760	2,342
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	214	266
Eurosail PLC 4.996% due 03/13/2045 •		3	4
Extended Stay America Trust 5.591% due 07/15/2038 •		$3,523	3,528
GS Mortgage Securities Corp. Trust 5.397% due 11/15/2036 •		3,000	2,992
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,042	2,432
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,452	2,888
GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		151	143
6.687% due 09/25/2035 ~		4	3
IndyMac Adjustable Rate Mortgage Trust 6.622% due 01/25/2032 ~		10	9
IndyMac INDX Mortgage Loan Trust 4.953% due 02/25/2037 •		4,483	2,897
InTown Mortgage Trust 6.886% due 08/15/2039 •		3,400	3,409
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,159
5.495% due 02/15/2035 •		2,493	2,477
5.777% due 11/15/2038 •		4,000	3,983
5.895% due 12/15/2031 •		1,315	1,253
JP Morgan Mortgage Trust 5.860% due 02/25/2034 ~		7	7
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		75	54
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.372% due 08/15/2032 •		14	14
Morgan Stanley Mortgage Loan Trust 6.548% due 06/25/2036 ~		29	29
MortgageIT Mortgage Loan Trust 5.013% due 10/25/2035 •		78	77
Natixis Commercial Mortgage Securities Trust 6.221% due 03/15/2035 •		2,006	2,009
OBX Trust 3.000% due 01/25/2052 ~		3,262	2,735
One New York Plaza Trust 5.462% due 01/15/2036 •		3,000	2,865
Prime Mortgage Trust 4.853% due 02/25/2034 •		11	11
Residential Funding Mortgage Securities, Inc. Trust
4.733% due 09/25/2035 ~		210	161
6.092% due 09/25/2035 ~		133	87
Resloc U.K. PLC 5.006% due 12/15/2043 •	GBP	594	728
Ripon Mortgages PLC 5.427% due 08/28/2056 •		4,744	5,945
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		$4,200	4,102
Structured Adjustable Rate Mortgage Loan Trust
4.063% due 02/25/2037 ~		824	554
6.330% due 07/25/2034 ~		38	37
Structured Asset Mortgage Investments Trust
4.981% due 07/19/2035 •		76	75
5.303% due 05/25/2047 •		3,909	3,072

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

5.321% due 10/19/2033 •		9	8
UWM Mortgage Trust
2.500% due 11/25/2051 ~		3,217	2,572
3.000% due 01/25/2052 ~		3,312	2,763
Verus Securitization Trust 5.811% due 05/25/2068 þ		528	529
WaMu Mortgage Pass-Through Certificates Trust
4.172% due 02/25/2037 ~		602	549
4.541% due 12/25/2036 ~		580	510
5.033% due 10/25/2045 •		69	67
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037		1,463	1,288
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~		3,500	3,127

Total Non-Agency Mortgage-Backed Securities (Cost $86,886)			82,189

ASSET-BACKED SECURITIES 9.9%
AUTOMOBILE ABS OTHER 0.0%
Ford Credit Auto Owner Trust 5.318% due 03/15/2026 •		120	120

AUTOMOBILE SEQUENTIAL 3.9%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,734
5.780% due 04/20/2028		2,600	2,653
6.020% due 02/20/2030		5,300	5,505
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	1,000	705
CarMax Auto Owner Trust 4.750% due 10/15/2027		$780	781
Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,650
5.840% due 01/18/2028		5,100	5,157
Ent Auto Receivables Trust 6.240% due 01/16/2029		2,400	2,435
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		1,362	1,360
Flagship Credit Auto Trust 4.030% due 12/15/2026		798	798
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	3,300	2,357
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/2026		$163	163
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		2,600	2,633
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2030		5,100	5,202
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		3,000	3,020
Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		2,400	2,422
5.840% due 09/15/2027		1,000	1,014
LAD Auto Receivables Trust 6.120% due 09/15/2027		3,372	3,390
Nissan Auto Lease Trust 5.610% due 11/15/2027		3,150	3,176
Octane Receivables Trust 5.880% due 06/20/2031		1,595	1,603
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		750	751
6.310% due 07/15/2027		762	764
SBNA Auto Lease Trust 5.390% due 11/20/2026		1,600	1,609
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		326	327
Tesla Auto Lease Trust 6.220% due 03/22/2027		5,000	5,065
Veros Auto Receivables Trust 7.120% due 11/15/2028		487	490
Volkswagen Auto Lease Trust 5.800% due 04/20/2028		3,400	3,444

			63,208

CMBS OTHER 2.0%
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •		3,610	3,619
AREIT LLC 6.494% due 08/17/2041 •		2,465	2,476
BDS Ltd. 6.166% due 03/19/2039 •		3,306	3,315

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

BPCRE Ltd. 6.775% due 01/16/2037 •	754	759
BSPDF Issuer Ltd. 5.712% due 10/15/2036 •	909	910
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	1,030	1,019
GPMT Ltd. 5.821% due 12/15/2036 •	2,403	2,385
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •	1,612	1,615
MF1 LLC 6.516% due 06/19/2037 •	3,470	3,475
MF1 Ltd.
5.570% due 10/16/2036 •	2,723	2,717
5.590% due 07/16/2036 •	1,498	1,500
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	400	399
PFP Ltd.
6.315% due 09/17/2039 •	878	885
6.671% due 08/19/2035 •	2,493	2,503
Ready Capital Mortgage Financing LLC 6.219% due 01/25/2037 •	1,876	1,878
Starwood Mortgage Trust 5.948% due 11/15/2038 •	3,247	3,249

		32,704

CREDIT CARD BULLET 0.2%
Citibank Credit Card Issuance Trust 5.207% due 08/07/2027 •	1,800	1,805
Master Credit Card Trust 5.450% due 01/21/2027 •	2,400	2,407

		4,212

HOME EQUITY OTHER 1.0%
Citigroup Mortgage Loan Trust 4.773% due 12/25/2036 •	286	156
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.398% due 10/25/2034 •	904	870
Countrywide Asset-Backed Certificates Trust
4.733% due 06/25/2035 •	234	209
4.733% due 03/25/2037 •	61	59
4.973% due 12/25/2036 •	614	577
5.053% due 06/25/2036 •	201	201
Fremont Home Loan Trust
4.993% due 02/25/2036 •	1,000	883
5.243% due 12/25/2029 •	19	19
GSAMP Trust 6.103% due 10/25/2034 •	15	15
MASTR Specialized Loan Trust
4.973% due 02/25/2036 •	135	131
4.973% due 06/25/2046 •	207	200
5.193% due 01/25/2037 •	226	90
Morgan Stanley ABS Capital, Inc. Trust
4.813% due 03/25/2036 •	28	23
5.383% due 11/25/2034 •	57	55
Ownit Mortgage Loan Trust 5.353% due 10/25/2036 •	2,677	2,541
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.253% due 12/25/2034 •	1,087	1,078
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	927	231
Residential Asset Mortgage Products Trust
4.893% due 12/25/2035 •	302	272
4.993% due 02/25/2036 •	865	830
Residential Asset Securities Corp. Trust
4.693% due 10/25/2036 •	1,003	981
5.068% due 03/25/2036 •	3,900	3,777
Soundview Home Loan Trust 5.128% due 06/25/2035 •	148	146
Structured Asset Investment Loan Trust 5.353% due 05/25/2035 •	1,029	1,008
Structured Asset Securities Corp. Mortgage Loan Trust
4.873% due 02/25/2037 •	700	682
5.458% due 11/25/2035 •	377	374
Towd Point HE Trust 0.918% due 02/25/2063 ~	467	456

		15,864

WHOLE LOAN COLLATERAL 0.4%
First Franklin Mortgage Loan Trust 4.763% due 10/25/2036 •	5,800	4,637

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

GSAMP Trust 5.203% due 01/25/2034 •		1,325	1,303

			5,940

OTHER ABS 2.4%
Allegro CLO Ltd. 5.867% due 01/19/2033 •		1,500	1,501
Capital Street Master Trust 5.948% due 10/16/2028 •		1,600	1,602
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		1,202	1,204
CBAM Ltd. 6.286% due 07/15/2037 ~		4,000	4,027
College Avenue Student Loans LLC 6.219% due 06/25/2054 •		3,763	3,797
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •	EUR	2,616	2,713
DLLMT LLC 5.780% due 11/20/2025		$344	344
Invitation Homes Trust 4.000% due 09/17/2041		3,993	3,795
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,575
Man GLG Euro CLO DAC 3.576% due 12/15/2031 •	EUR	2,294	2,376
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,810
Reach ABS Trust 6.300% due 02/18/2031		385	388
Stonepeak ABS 2.301% due 02/28/2033		1,641	1,574
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,290	2,767
TIAA CLO Ltd. 6.059% due 01/16/2031 •		1,377	1,379
Venture CLO Ltd.
5.929% due 07/20/2030 •		1,934	1,938
5.978% due 07/15/2031 •		3,252	3,258

			40,048

Total Asset-Backed Securities (Cost $162,129)			162,096

SOVEREIGN ISSUES 6.6%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	118,700	18,652
0.000% due 10/01/2025 (b)		109,100	15,927
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,600	1,612
Israel Government International Bond
1.750% due 08/31/2025	ILS	4,500	1,219
2.750% due 07/03/2030		$4,100	3,568
Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	79,426	3,210
3.000% due 12/03/2026 (c)		5,757	261
4.000% due 11/30/2028 (c)		24,028	1,092
4.000% due 08/24/2034 (c)		18,355	782
6.338% due 05/04/2053		$1,400	1,251
Peru Government International Bond
6.150% due 08/12/2032	PEN	49,900	13,199
6.950% due 08/12/2031		8,500	2,385
Poland Government International Bond
4.625% due 03/18/2029		$1,200	1,188
5.125% due 09/18/2034		1,700	1,649
Province of Ontario 3.650% due 06/02/2033	CAD	3,700	2,568
Province of Quebec 3.600% due 09/01/2033		4,400	3,035
Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,295
3.624% due 05/26/2030		3,400	3,308
5.125% due 09/24/2031		2,700	2,736
South Africa Government International Bond
8.500% due 01/31/2037	ZAR	25,900	1,165
8.875% due 02/28/2035		410,700	19,820
Turkey Government International Bond 5.875% due 05/21/2030	EUR	1,800	1,957

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

United Kingdom Gilt 4.375% due 07/31/2054	GBP	4,000	4,437

Total Sovereign Issues (Cost $116,413)			108,316

SHORT-TERM INSTRUMENTS 2.5%
COMMERCIAL PAPER 1.8%
Alimentation Couche-Tard, Inc. 4.720% due 01/14/2025		$750	749
Avangrid, Inc. 4.720% due 01/07/2025		4,200	4,196
Canadian Natural Resources Ltd. 4.880% due 01/15/2025		1,400	1,397
Cencora, Inc. 4.750% due 01/23/2025		4,700	4,686
Constellation Brands, Inc.
4.900% due 01/10/2025		300	300
4.920% due 01/13/2025		450	449
Crown Castle, Inc.
4.850% due 01/21/2025		1,000	997
4.990% due 01/16/2025		2,000	1,996
5.000% due 01/07/2025		2,000	1,998
Dell International LLC
4.700% due 01/10/2025		4,800	4,794
4.730% due 01/07/2025		2,100	2,098
4.730% due 01/09/2025		2,400	2,398
L3Harris Technologies, Inc. 4.670% due 01/02/2025		750	750
Penske Truck Leasing Co. LP 4.670% due 01/23/2025		600	598
Southern California Edison Co. 5.000% due 01/07/2025		1,500	1,499

			28,905

REPURCHASE AGREEMENTS (e) 0.7%			10,900

Total Short-Term Instruments (Cost $39,811)			39,805

Total Investments in Securities (Cost $1,860,435)			1,802,033

		SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		778,405	7,579

Total Short-Term Instruments (Cost $7,577)			7,579

Total Investments in Affiliates (Cost $7,577)			7,579

Total Investments 111.0% (Cost $1,868,012)			$1,809,612
Financial Derivative Instruments (f)(h) 0.4%(Cost or Premiums, net $5,159)			6,940
Other Assets and Liabilities, net (11.4)%			(185,640)

Net Assets 100.0%			$1,630,912

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Project Alpha Intermediate Holding, Inc.	5.301%	07/15/2025	10/16/2024	$326	$311	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$7,100	U.S. Treasury Notes 4.250% due 06/30/2029	$(7,232)	$7,100	$7,102
SAL	4.280	12/31/2024	01/02/2025	3,800	U.S. Treasury Notes 4.625% due 06/15/2027	(3,883)	3,800	3,801

Total Repurchase Agreements	$(11,115)	$10,900	$10,903

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2055	$43,300	$(35,716)	$(35,279)

Total Short Sales (2.2)%	$(35,716)	$(35,279)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(147,643) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	37	$4,280	$(102)	$26	$0
U.S. Treasury 2-Year Note March Futures	03/2025	667	137,141	(28)	0	(11)
U.S. Treasury 5-Year Note March Futures	03/2025	1,025	108,962	(491)	0	(96)
U.S. Treasury 10-Year Note March Futures	03/2025	1,248	135,720	(1,465)	0	(273)

$(2,086)	$26	$(380)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	40	$(5,529)	$94	$0	$(17)
Japan Government 10-Year Bond March Futures	03/2025	43	(38,779)	142	22	(22)
U.S. Treasury Long-Term Bond March Futures	03/2025	899	(102,346)	2,450	225	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	811	(96,433)	3,334	355	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	353	(39,293)	586	88	0

$6,606	$690	$(39)

Total Futures Contracts	$4,520	$716	$(419)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	06/20/2025	0.241%	EUR	600	$2	$1	$3	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	4,400	26	6	32	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.719	$3,500	(149)	173	24	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	2,700	22	13	35	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	3,200	43	12	55	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	550	105	(55)	50	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	1,010	127	15	142	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.432	200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	2,200	1	37	38	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513	500	(1)	10	9	0	1

$172	$219	$391	$1	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	41,300	$672	$(937)	$(265)	$114	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(329)	(222)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	85,900	9	28	37	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	150,000	0	66	66	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	230,000	1	105	106	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	80,500	4	36	40	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	312,000	97	202	299	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	$10,600	(83)	(164)	(247)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	12,100	(42)	(848)	(890)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	25,300	(96)	(1,444)	(1,540)	0	(10)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027	73,900	50	(213)	(163)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	7,300	(38)	(237)	(275)	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030	38,300	20	(560)	(540)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	20,260	119	306	425	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	29,800	0	1,141	1,141	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	3,340	0	127	127	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	8,200	0	311	311	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	10,100	0	375	375	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	1,100	(5)	23	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	3,400	(14)	117	103	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	3,400	(16)	171	155	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	600	(3)	34	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	2,400	(10)	22	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	17,200	86	468	554	25	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	6,800	(22)	62	40	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	3,100	(9)	73	64	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	3,100	(11)	73	62	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	31	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	800	(3)	24	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	2,300	(8)	96	88	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	2,990	(13)	111	98	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	7,300	(24)	353	329	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	4,600	(16)	216	200	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	2,000	(7)	103	96	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	2,000	(7)	100	93	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	3,400	(12)	152	140	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,000	(4)	50	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,000	(4)	49	45	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	2,700	(10)	123	113	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	46	42	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	500	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,500	(10)	113	103	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	2,400	(9)	101	92	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	2,600	(10)	146	136	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	3,900	(15)	201	186	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	2,400	(9)	147	138	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,000	(5)	77	72	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,400	(6)	105	99	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	3,200	(14)	230	216	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	3,900	(13)	(213)	(226)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,500	(5)	(72)	(77)	0	(2)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		3,700	(12)	(171)	(183)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		3,100	(10)	(141)	(151)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		3,800	(13)	(184)	(197)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		2,200	(8)	(109)	(117)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		2,200	(8)	(94)	(102)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		3,600	(12)	(149)	(161)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		3,600	(14)	(51)	(65)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	(37)	(45)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	505	506	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	3,220	3,220	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	4,857	10,224	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	642	660	8	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	168,900	0	(2,551)	(2,551)	0	(1)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		153,900	0	(2,315)	(2,315)	0	(1)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		4,000	0	(60)	(60)	0	0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		326,800	0	1,308	1,308	2	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,600	(4)	97	93	5	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,300	(3)	96	93	4	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,800	(5)	147	142	7	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	74	71	3	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		4,300	(7)	207	200	7	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,900	(17)	(462)	(479)	0	(17)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		2,200	(3)	(35)	(38)	0	(4)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(28)	(31)	0	(4)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	4	1	0	(4)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		400	(1)	21	20	1	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,900	(5)	(42)	(47)	0	(4)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,100	(5)	(31)	(36)	0	(5)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,200	(6)	6	0	0	(6)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		30,275	205	216	421	88	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		19,449	121	(584)	(463)	0	(93)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	92,400	(330)	745	415	92	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	4,400	0	6	6	0	(6)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		4,000	0	4	4	0	(5)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		4,700	(9)	(6)	(15)	0	(10)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	CAD	3,500	0	6	6	0	(4)
Receive(5)	CAONREPO	2.900	Semi-Annual	06/01/2033		4,400	(3)	(4)	(7)	0	(4)

							$5,818	$6,455	$12,273	$629	$(275)

Total Swap Agreements							$5,990	$6,674	$12,664	$630	$(278)

(g)

Securities with an aggregate market value of $7,706 and cash of $25,219 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	256		$191	$3	$0
	01/2025		$553	NZD	939	0	(28)
BOA	01/2025	CNH	1,325		$182	1	0
	01/2025	SEK	1,125		103	1	0
	01/2025	SGD	351		260	3	0
	01/2025		$59	IDR	941,336	0	(1)
	01/2025		1,936	JPY	295,152	0	(58)
	01/2025		148	KRW	208,789	0	(7)
BPS	01/2025	CNH	17,280		$2,385	29	0
	01/2025	IDR	5,360,858		328	0	(4)
	01/2025	INR	40,199		469	0	0
	01/2025	KRW	825,853		592	33	0
	01/2025	SGD	296		220	3	0
	01/2025	TWD	37,848		1,192	41	0
	01/2025		$1,013	CNH	7,397	0	(5)
	01/2025		1,314	IDR	20,902,719	0	(24)
	01/2025		959	INR	81,116	0	(13)
	01/2025		554	KRW	822,115	3	0
	01/2025		2,091	PLN	8,521	0	(30)
	01/2025		1,673	TRY	60,688	10	0
	01/2025		550	TWD	17,853	0	(8)
	01/2025	ZAR	177,396		$10,029	640	0
	02/2025	CNH	8,606		1,188	14	0
	03/2025	ILS	385		107	1	0
	03/2025	KRW	819,994		554	0	(3)
	03/2025	MXN	11,386		555	16	0
	03/2025		$328	IDR	5,377,110	2	0
	03/2025		469	INR	40,407	0	0
	04/2025	TWD	17,750		$550	8	0
	05/2025	CNH	10,127		1,395	9	0
	10/2025	BRL	44,200		7,238	531	0
BRC	01/2025	CAD	11,865		8,427	169	0
	01/2025	GBP	7,630		9,605	54	0
	01/2025		$581	IDR	9,112,891	0	(18)
	01/2025		1,843	JPY	275,526	0	(92)
	01/2025		3,964	TRY	150,005	199	0
	02/2025		278	JPY	43,494	0	0
	02/2025		5,113	TRY	194,040	90	0
	03/2025	ILS	1,494		$419	8	0
	03/2025	MXN	70,378		3,441	108	0
	03/2025		$2,313	TRY	88,203	23	0
	04/2025	PEN	5,179		$1,387	12	0
CBK	01/2025	CNH	276		38	0	0
	01/2025	IDR	6,529,090		404	0	0
	01/2025	INR	392,097		4,598	26	0
	01/2025	KRW	3,175,336		2,298	147	0
	01/2025	TWD	155,167		4,873	156	0
	01/2025		$1,110	AUD	1,749	0	(27)
	01/2025		788	IDR	12,501,895	0	(14)
	01/2025		4,979	INR	421,164	0	(67)
	01/2025		439	KRW	643,705	0	(3)
	01/2025		2,431	PEN	9,084	0	(13)
	02/2025	PEN	34,873		$9,306	44	(4)
	03/2025	KRW	642,119		439	3	0
	03/2025		$404	IDR	6,548,293	0	(2)
	03/2025		4,598	INR	393,855	0	(33)
	09/2025	ILS	4,474		$1,200	0	(39)
DUB	01/2025	KRW	2,863,003		2,055	116	0
	01/2025		$514	KRW	726,955	0	(22)
	01/2025		833	PLN	3,406	0	(8)
	02/2025	PEN	24,137		$6,444	30	0
	02/2025	THB	307		9	0	0
FAR	01/2025	AUD	12,012		7,795	360	0
	01/2025	TWD	2,308		71	1	0
GLM	01/2025	KRW	1,305,153		950	65	0
	01/2025	MXN	8,015		383	0	0
	01/2025	TWD	36,369		1,132	27	0
	01/2025		$913	IDR	14,453,240	0	(20)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	936	PLN	3,811	0	(14)
02/2025	MXN	16,046	$788	24	0
02/2025	THB	88	3	0	0
03/2025	$1,242	BRL	7,316	0	(71)
03/2025	795	TRY	38,092	212	0
04/2025	BRL	116,500	$20,898	2,318	0
10/2025	64,900	10,607	759	0
JPM	01/2025	CNH	15,295	2,115	30	0
01/2025	IDR	535,363	33	0	0
01/2025	TRY	15,756	441	0	(3)
01/2025	TWD	32,593	1,006	15	0
01/2025	$58	IDR	926,175	0	(1)
01/2025	795	INR	67,345	0	(10)
01/2025	1,624	JPY	243,146	0	(77)
01/2025	1,007	PLN	4,105	0	(14)
01/2025	441	TRY	15,906	3	0
03/2025	33	IDR	537,035	0	0
04/2025	BRL	2,200	$391	41	0
05/2025	$1,362	TRY	60,541	158	0
MBC	01/2025	CHF	5,152	$5,871	189	0
01/2025	CNH	2,922	401	3	0
01/2025	EUR	31,022	32,686	536	0
01/2025	INR	16,916	198	0	0
01/2025	KRW	4,033,264	2,903	172	0
01/2025	$532	CNH	3,882	0	(3)
01/2025	545	INR	46,153	0	(7)
01/2025	570	PLN	2,327	0	(8)
01/2025	857	TWD	27,897	0	(9)
03/2025	ILS	476	$134	3	0
03/2025	$197	INR	17,004	0	0
04/2025	TWD	27,738	$857	10	0
05/2025	CNH	6,655	918	6	0
05/2025	$5,469	CNH	39,257	0	(93)
MYI	01/2025	AUD	713	$444	3	0
01/2025	$328	IDR	5,180,622	0	(7)
01/2025	446	PLN	1,809	0	(8)
02/2025	608	TRY	23,007	12	0
NGF	01/2025	966	IDR	15,382,100	0	(15)
RBC	02/2025	519	JPY	81,315	0	(1)
RYL	01/2025	CAD	4,256	$2,990	28	0
SCX	01/2025	CNH	7,588	1,050	16	0
01/2025	PEN	9,093	2,428	8	0
01/2025	SGD	102	76	1	0
01/2025	TWD	19,161	598	16	0
01/2025	$1,009	EUR	970	0	(3)
01/2025	1,102	IDR	17,426,029	0	(26)
01/2025	1,596	INR	134,987	0	(22)
01/2025	111	KRW	163,660	0	(1)
01/2025	453	TWD	14,764	0	(4)
02/2025	653	JPY	102,278	0	(1)
03/2025	KRW	163,247	$112	1	0
04/2025	TWD	14,691	453	4	0
05/2025	CNH	45,074	6,272	100	0
SOG	01/2025	$2,141	PLN	8,707	0	(35)
SSB	01/2025	MXN	989	$50	3	0
TOR	01/2025	$3,098	JPY	466,141	0	(133)
UAG	01/2025	CAD	3,747	$2,598	0	(10)
01/2025	$1,059	PLN	4,302	0	(18)

Total Forward Foreign Currency Contracts	$7,657	$(1,137)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Call - OTC USD versus CNH	CNH	7.300	05/13/2025	7,900	$87	$128

Total Purchased Options	$87	$128

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MBC	Put - OTC USD versus CNH	CNH	7.078	05/13/2025	7,900	$(87)	$(42)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,300	$(4)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,300	(4)	(7)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	3,900	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	3,900	(10)	(74)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,200	(3)	(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,800	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,800	(5)	(26)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	2,300	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	2,300	(6)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	2,900	(9)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	3,200	(10)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	2,900	(9)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	3,200	(10)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,100	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,100	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	2,900	(10)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	2,900	(10)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	700	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	700	(2)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,300	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,300	(7)	(26)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,200	(3)	(13)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,800	(4)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,800	(4)	(23)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,900	(14)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,900	(14)	(41)

$(182)	$(296)

Total Written Options	$(269)	$(338)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.199%	$2,700	$(153)	$142	$0	$(11)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	3,000	(267)	239	0	(28)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	5,100	(229)	249	20	0

Total Swap Agreements	$(649)	$630	$20	$(39)

(i)

Securities with an aggregate market value of $196 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2024 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,295	$2,642	$3,937
Corporate Bonds & Notes
Banking & Finance	0	146,691	0	146,691
Industrials	0	64,242	0	64,242
Utilities	0	34,243	0	34,243
U.S. Government Agencies	0	327,930	0	327,930
U.S. Treasury Obligations	0	832,584	0	832,584
Non-Agency Mortgage-Backed Securities	0	82,189	0	82,189
Asset-Backed Securities
Automobile ABS Other	0	120	0	120
Automobile Sequential	0	63,208	0	63,208
CMBS Other	0	32,704	0	32,704
Credit Card Bullet	0	4,212	0	4,212
Home Equity Other	0	15,864	0	15,864
Whole Loan Collateral	0	5,940	0	5,940
Other ABS	0	40,048	0	40,048
Sovereign Issues	0	108,316	0	108,316
Short-Term Instruments
Commercial Paper	0	28,905	0	28,905
Repurchase Agreements	0	10,900	0	10,900

	$0	$1,799,391	$2,642	$1,802,033
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,579	$0	$0	$7,579

Total Investments	$7,579	$1,799,391	$2,642	$1,809,612

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,279)	$0	$(35,279)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	1,298	0	1,346
Over the counter	0	7,805	0	7,805

	$48	$9,103	$0	$9,151
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(658)	0	(697)
Over the counter	0	(1,514)	0	(1,514)

	$(39)	$(2,172)	$0	$(2,211)

Total Financial Derivative Instruments	$9	$6,931	$0	$6,940

Totals	$7,588	$1,771,043	$2,642	$1,781,273

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 209.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	$203	$201

Total Loan Participations and Assignments (Cost $201)		201

CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
4.709% (US0003M + 0.350%) due 03/22/2038 ~	1,212	1,161
4.920% (US0003M + 0.300%) due 03/22/2037 ~	200	184
4.920% (US0003M + 0.300%) due 09/22/2037 ~	2,275	2,048
5.037% (US0003M + 0.380%) due 09/23/2035 ~	19	18
5.237% (US0003M + 0.580%) due 03/23/2035 ~	3,441	3,217

		6,628

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025	1,600	1,595
Times Square Hotel Trust 8.528% due 08/01/2026	830	835

		2,430

Total Corporate Bonds & Notes (Cost $7,877)		9,058

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	4,600	3,559

Total Municipal Bonds & Notes (Cost $3,496)		3,559

U.S. GOVERNMENT AGENCIES 145.6%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2051 •	26,724	17,973
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	12,981	9,517
0.000% due 06/25/2043 - 02/25/2052 •(a)	597,972	2,046
0.000% due 07/25/2044 ~(a)	16,223	74
0.080% due 03/25/2033 •	11,009	9,553
0.200% due 02/25/2043 •(a)	3,156	21
0.203% due 03/25/2047 •	256	157
0.206% due 11/25/2041 •	751	466
0.277% due 01/25/2044 ~(a)	1,043	8
0.317% due 06/25/2050 •(a)	8,402	568
0.681% due 09/25/2054 •(a)	93,591	4,519
0.733% due 06/25/2043 •	1,953	1,421
0.917% due 06/25/2044 •(a)	2,628	218
1.040% due 12/25/2050 ~(a)	60,240	2,931
1.071% due 08/25/2033 •	331	306
1.087% due 01/25/2051 ~(a)	107,305	4,630
1.140% due 10/25/2046 ~(a)	4,472	131
1.267% due 10/25/2043 - 01/25/2050 •(a)	11,927	1,505
1.277% due 12/25/2036 •(a)	281	18
1.283% due 07/25/2044 ~(a)	603	25
1.303% due 07/25/2044 ~(a)	871	44
1.317% due 05/25/2046 - 11/25/2049 •(a)	70,820	7,624
1.337% due 09/25/2049 •(a)	3,919	413
1.351% due 06/25/2048 ~	1,894	200
1.353% due 07/25/2052 ~(a)	607	30
1.367% due 10/25/2042 - 07/25/2059 •(a)	61,023	5,962
1.367% due 10/25/2046 ~(a)	221	10
1.400% due 06/25/2028	5,596	5,354
1.417% due 06/25/2037 - 07/25/2050 •(a)	53,282	5,784
1.450% due 09/25/2045 ~(a)	487	20
1.451% due 04/25/2046 ~(a)	683	34
1.467% due 09/25/2041 - 01/25/2049 •(a)	20,102	1,968
1.500% due 02/25/2028 - 04/25/2028	11,941	11,507
1.500% due 11/25/2035 - 01/25/2052 (a)	437,538	23,593
1.501% due 03/25/2045 ~(a)	1,276	70

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

1.517% due 11/25/2044 - 05/25/2048 •(a)	25,024	2,874
1.517% due 05/25/2048 •	5,145	3,966
1.526% due 01/25/2045 ~(a)	555	30
1.531% due 10/25/2054 •(a)	40,661	3,590
1.532% due 06/25/2052 ~(a)	13,221	914
1.559% due 03/25/2060 ~(a)	12,134	697
1.567% due 08/25/2041 - 02/25/2043 •(a)	12,247	894
1.578% due 08/25/2044 ~(a)	513	30
1.606% due 04/25/2055 ~(a)	1,042	53
1.723% due 08/25/2054 ~(a)	427	23
1.735% due 07/25/2045 ~(a)	13,820	752
1.747% due 03/25/2042 •(a)	778	105
1.762% due 02/25/2062 ~(a)	18,464	1,228
1.767% due 09/25/2037 •(a)	1,598	84
1.793% due 09/25/2061 ~(a)	7,160	492
1.838% due 01/25/2041 •	2,105	2,021
1.917% due 09/25/2040 - 09/25/2042 •(a)	3,865	502
1.933% due 08/25/2055 ~(a)	635	36
1.967% due 05/25/2036 •(a)	679	73
2.000% due 07/25/2037 - 07/25/2052 (a)	685,400	84,743
2.000% due 07/25/2041 - 12/25/2042	302	250
2.017% due 10/25/2026 - 08/25/2040 •(a)	180	3
2.067% due 09/25/2039 •(a)	51	4
2.100% due 01/01/2047 •	103	97
2.117% due 12/25/2032 - 11/25/2036 •(a)	1,366	138
2.217% due 04/25/2038 •(a)	268	20
2.242% due 01/25/2031 ~(a)	9,772	622
2.417% due 10/25/2034 •(a)	455	25
2.500% due 12/25/2027 - 10/25/2052 (a)	905,678	133,880
2.500% due 01/25/2034	4,083	3,981
3.000% due 11/25/2027 - 10/25/2052 (a)	641,357	103,080
3.000% due 06/25/2033 - 03/01/2057	8,174	7,169
3.000% due 02/01/2057 - 07/01/2060 (h)	86,406	72,560
3.017% due 08/25/2034 •(a)	157	9
3.020% due 03/01/2028 (h)	6,617	6,305
3.274% due 05/01/2047 •	532	514
3.290% due 04/01/2027 - 03/01/2028 (h)	70,774	68,473
3.293% due 03/25/2040 •	63	59
3.430% due 05/01/2028 (h)	9,728	9,361
3.430% due 03/01/2033	971	877
3.500% due 10/25/2027 - 04/25/2053 (a)	309,251	56,160
3.500% due 05/25/2039 - 10/25/2042	1,598	1,477
3.575% due 02/01/2026 (h)	12,198	12,068
3.625% due 05/25/2039	4,176	4,135
3.725% due 06/01/2048 •	131	127
3.750% due 05/25/2033 - 01/25/2044	21	20
3.975% due 06/01/2048 •	110	107
4.000% due 01/25/2033 - 03/25/2053 (a)	194,333	39,895
4.000% due 06/01/2033 - 05/25/2050	9,384	7,651
4.140% due 04/01/2028 (h)	10,571	10,432
4.300% due 12/01/2029 (h)	10,022	9,828
4.320% due 06/01/2028 (h)	3,181	3,155
4.320% due 06/01/2028	2,343	2,324
4.374% due 02/01/2028 ~(h)	24,992	24,770
4.385% due 04/01/2033 (h)	11,208	10,830
4.400% due 12/01/2029 (h)	25,031	24,682
4.440% due 06/01/2033 (h)	12,320	11,905
4.490% due 10/01/2030	1,747	1,722
4.490% due 04/01/2033 - 05/01/2033 (h)	11,905	11,591
4.500% due 06/01/2030 - 08/01/2040	1,680	1,660
4.500% due 11/01/2032 - 04/01/2059 (h)	29,377	28,458
4.500% due 11/25/2044 - 09/25/2053 (a)	144,983	33,591
4.530% due 06/01/2033 (h)	3,201	3,128
4.550% due 05/01/2028	1,272	1,269
4.560% due 12/01/2029 (h)	5,030	4,990
4.580% due 08/01/2033 (h)	7,368	7,201
4.590% due 06/01/2033 (h)	24,223	23,726
4.640% due 09/01/2028 (h)	4,884	4,893
4.700% due 04/01/2033 (h)	18,493	18,076
4.740% due 05/01/2033	2,156	2,137
4.790% due 05/25/2042 ~	15	14
4.815% due 09/01/2028 (h)	14,232	14,325
4.840% due 07/01/2033	1,500	1,494
4.869% due 11/25/2050 •	2,672	2,553
4.880% due 09/01/2028 (h)	23,455	23,643
4.900% due 10/01/2028 (h)	3,053	3,081
4.983% due 12/25/2047 •	34,778	33,926
4.990% due 03/01/2031 (h)	7,913	7,942
5.000% due 11/01/2033 - 07/25/2040	165	158
5.014% due 08/25/2043 ~	15	15
5.033% due 09/25/2044 •	3,490	3,418
5.083% due 03/25/2042 - 05/25/2045 •	3,016	2,953
5.110% due 08/01/2033	1,083	1,096
5.128% due 02/25/2037 •	156	154
5.133% due 09/25/2049 - 07/25/2059 •	5,617	5,500
5.153% due 07/25/2049 •	3,638	3,572

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.170% due 05/01/2031	2,820	2,864
5.200% due 10/01/2030 (h)	3,991	4,059
5.230% due 10/01/2028 (h)	8,806	8,938
5.233% due 12/25/2040 •	572	566
5.319% due 08/25/2044 •	1,510	1,487
5.369% due 03/25/2049 •	492	486
5.409% due 12/25/2046 •	997	985
5.419% due 09/25/2046 - 11/25/2059 •	3,046	3,005
5.500% due 02/25/2029 (a)	3	0
5.500% due 01/25/2032 ~(a)	66	6
5.500% due 12/25/2034 - 11/01/2036	1,113	1,132
5.523% due 04/25/2048 •	1,034	1,040
5.533% due 07/25/2038 •	80	80
5.539% due 08/25/2054 •	6,923	6,938
5.569% due 01/25/2054 •	115,387	116,070
5.570% due 10/01/2028 (h)	3,732	3,811
5.590% due 10/01/2031	2,227	2,317
5.610% due 10/01/2028	4,067	4,153
5.619% due 08/01/2049 - 05/25/2050 •	3,622	3,665
5.634% due 12/25/2047 •	2,562	2,566
5.654% due 01/25/2051 •	9,812	9,839
5.669% due 11/25/2054 •	164,119	163,282
5.754% due 12/25/2050 •	2,241	2,239
5.769% due 12/25/2054 •	5,869	5,898
5.810% due 06/01/2031 (h)	65,600	67,119
5.819% due 11/25/2052 •	88,101	87,237
5.910% due 10/01/2028	915	951
5.910% due 12/01/2034 •	97	98
6.000% due 04/25/2032 - 02/25/2033 (a)	132	17
6.000% due 02/25/2034	60	62
6.300% due 06/25/2031 ~	12	12
6.322% due 01/01/2035 •	241	250
6.351% due 01/01/2035 •	90	92
6.500% due 04/25/2038 (a)	184	39
6.661% due 09/01/2043 •	795	817
6.765% due 12/01/2048 •	501	518
6.787% due 12/25/2036 •	26	26
7.000% due 11/25/2039 - 03/25/2049	70	73
7.300% due 06/01/2035 •	8	8
Freddie Mac
0.000% due 02/15/2025 - 08/15/2057 (b)(e)	13,706	10,442
0.000% due 01/15/2033 - 08/15/2045 •	25,986	19,047
0.000% due 08/15/2040 - 03/25/2052 •(a)	148,597	4,505
0.106% due 09/15/2041 •	478	286
0.288% due 04/15/2042 •(a)	1,305	73
0.324% due 02/15/2041 •	77	56
0.476% due 01/15/2041 •	582	500
0.731% due 09/25/2054 •(a)	50,589	2,896
0.831% due 11/25/2054 •(a)	80,847	4,739
0.905% due 04/25/2034 ~(a)	132,722	7,251
0.984% due 10/15/2037 ~(a)	195	10
0.987% due 05/15/2037 ~(a)	136	8
0.998% due 08/15/2048 ~(a)	49,092	2,010
1.030% due 03/15/2050 ~(a)	30,789	1,445
1.178% due 09/15/2043 •(a)	7,574	675
1.201% due 10/15/2037 ~(a)	215	10
1.248% due 12/15/2050 ~(a)	49,060	2,159
1.250% due 01/15/2028	4,222	4,060
1.288% due 10/15/2036 - 08/15/2042 •(a)	17,723	1,600
1.317% due 04/25/2048 - 11/25/2049 •(a)	21,843	2,467
1.338% due 08/15/2041 - 09/15/2044 •(a)	6,257	619
1.367% due 04/25/2049 - 06/25/2050 •(a)	65,037	7,886
1.375% due 12/15/2027	2,716	2,617
1.388% due 12/15/2042 - 02/15/2044 •(a)	7,617	917
1.417% due 06/25/2050 - 08/25/2050 •(a)	36,137	4,062
1.431% due 10/25/2054 •(a)	95,228	8,269
1.438% due 08/15/2025 - 10/15/2048 •(a)	24,094	2,501
1.467% due 05/25/2050 - 06/25/2050 •(a)	22,842	2,507
1.482% due 03/15/2037 ~(a)	210	12
1.488% due 01/15/2033 - 06/15/2048 •(a)	15,456	1,482
1.500% due 02/15/2028	7,215	6,954
1.517% due 07/25/2050 •(a)	24,078	2,993
1.554% due 10/15/2038 ~(a)	2,607	149
1.592% due 02/15/2038 ~(a)	9,268	522
1.602% due 01/15/2038 ~(a)	1,799	93
1.637% due 02/15/2038 ~(a)	355	21
1.656% due 11/15/2036 ~(a)	544	32
1.684% due 08/15/2041 ~(a)	180	10
1.695% due 11/15/2038 ~(a)	589	34
1.699% due 10/15/2041 ~(a)	350	22
1.718% due 02/15/2037 •(a)	311	25
1.731% due 12/25/2050 •(a)	6,963	956
1.734% due 04/15/2047 •(a)	7,133	512
1.738% due 04/15/2032 •(a)	825	40
1.750% due 10/15/2032	1,814	1,672
1.764% due 06/15/2038 ~(a)	435	27

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

1.828% due 12/15/2046 ~(a)	41,388	2,992
1.856% due 08/15/2047 ~(a)	9,708	875
1.888% due 01/15/2041 •(a)	244	21
1.938% due 02/15/2032 - 03/15/2035 •(a)	292	11
1.988% due 09/15/2035 - 07/15/2042 •(a)	1,187	152
1.994% due 08/15/2036 ~(a)	238	15
2.000% due 04/25/2031 - 06/25/2052 (a)	979,722	122,826
2.000% due 01/15/2041 - 07/15/2041	778	730
2.038% due 03/15/2037 •(a)	352	30
2.160% due 06/15/2042 •	564	482
2.250% due 05/15/2040	5,918	5,674
2.500% due 09/15/2027 - 10/15/2052 (a)	556,323	81,725
2.934% due 12/25/2036 •	18,937	15,383
2.979% due 10/25/2046 ~	1,177	1,144
3.000% due 04/15/2027 - 10/15/2052 (a)	656,779	110,585
3.000% due 05/15/2034 ~(a)	311	17
3.000% due 09/25/2045 - 12/25/2046	2,524	2,142
3.064% due 09/17/2032 •	2	2
3.152% due 12/15/2027 ~(a)	203	7
3.288% due 06/15/2031 •(a)	58	5
3.500% due 01/01/2038 - 04/15/2054	16,519	13,472
3.500% due 02/25/2041 - 10/15/2052 (a)	438,695	79,595
3.500% due 10/15/2047 ~(a)	690	125
3.576% due 05/15/2033 •	3	3
4.000% due 02/15/2031 - 06/01/2048	25,940	24,147
4.000% due 03/15/2042 - 06/25/2051 (a)	139,349	28,579
4.000% due 01/01/2048 (h)	4,152	3,857
4.000% due 05/15/2049 ~(a)	411	60
4.172% due 05/15/2033 •	6	6
4.190% due 05/01/2030 (h)	20,500	19,815
4.250% due 08/25/2059 - 11/25/2059 ~	11,547	10,886
4.384% due 10/15/2033 •	107	106
4.500% due 08/01/2030 - 06/01/2048	2,374	2,308
4.500% due 07/15/2042 - 10/25/2051 (a)	34,007	8,071
4.500% due 02/25/2059 ~	28,500	26,397
5.000% due 09/15/2046 ~(a)	586	96
5.000% due 05/25/2048 - 05/25/2054 (a)	195,657	50,445
5.000% due 03/01/2049 (h)	16,503	16,272
5.007% due 09/25/2030 ~	14,048	14,124
5.012% due 08/15/2047 •	1,681	1,634
5.112% due 09/15/2042 •	1,015	995
5.212% due 03/15/2044 •	1,510	1,491
5.262% due 11/15/2040 •	1,554	1,538
5.319% due 10/15/2038 •	1,952	1,924
5.430% due 06/25/2031 ~	9,387	9,582
5.500% due 02/15/2033 - 01/01/2038	605	612
5.500% due 05/15/2041 •	22	22
5.539% due 05/25/2034 - 08/25/2054 •	71,264	71,878
5.540% due 11/15/2034 •	5	5
5.669% due 10/25/2054 - 11/25/2054 •	133,479	132,576
5.719% due 12/25/2054 •	8,621	8,646
5.754% due 04/15/2049 - 12/15/2050 •	7,293	7,302
5.769% due 12/25/2054 •	4,928	4,955
5.819% due 11/25/2052 •	54,993	54,311
5.854% due 08/15/2048 •	14,677	14,821
5.869% due 11/25/2054 •	159,367	158,528
6.000% due 07/15/2035	639	666
6.000% due 03/15/2044 (a)	392	74
6.219% due 01/25/2034 •	967	973
6.769% due 05/25/2042 •	6,173	6,273
7.000% due 03/01/2039	14	15
7.469% due 04/25/2042 •	10,900	11,299
7.634% due 12/25/2047 ~	110	110
13.883% due 10/25/2027 •	246	252
Freddie Mac Multifamily Structured Pass Through Certificates
4.228% due 10/25/2034 ~	69,498	65,975
4.660% due 01/25/2031	27,615	27,283
Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(e)	3,794	3,280
0.000% due 05/20/2040 - 04/16/2053 ~(a)	42,886	1,741
0.000% due 06/20/2045 - 09/20/2045 •	2,078	1,501
0.000% due 10/20/2047 - 02/20/2049 •(a)	36,354	581
0.024% due 08/16/2048 ~(a)	1,817	0
0.128% due 12/20/2042 ~	308	247
0.300% due 05/16/2050 ~(a)	622	2
0.631% due 12/20/2040 •	866	762
0.666% due 11/20/2046 •	25	21
1.055% due 05/20/2049 •(a)	4,246	279
1.065% due 09/20/2043 •(a)	834	20
1.065% due 01/20/2044 •	967	990
1.538% due 06/16/2039 •(a)	645	34
1.565% due 04/20/2046 - 09/20/2049 •(a)	37,185	4,200
1.588% due 11/16/2034 •(a)	240	3
1.615% due 01/20/2035 - 12/20/2048 •(a)	5,976	432
1.635% due 12/20/2035 •(a)	9,070	556
1.688% due 03/16/2035 •(a)	1,094	1

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

1.715% due 09/20/2048 •(a)	1,429	176
1.765% due 04/20/2048 •	4,934	4,551
1.812% due 05/16/2053 ~(a)	48	1
1.938% due 02/16/2040 •(a)	1,379	97
2.000% due 01/20/2051 (a)	20,212	2,267
2.215% due 05/20/2041 •(a)	871	63
2.500% due 09/20/2050 (a)	3,783	117
3.000% due 02/20/2043 - 06/20/2046 (a)	2,529	151
3.000% due 09/20/2046 - 11/20/2067	19,026	15,607
3.000% due 12/20/2046 - 02/20/2053 (h)	203,419	176,908
3.500% due 03/20/2042 - 12/20/2068	53,015	41,094
3.500% due 11/20/2042 - 09/20/2046 (a)	6,146	981
3.500% due 10/20/2047 - 02/20/2052 (h)	39,431	35,218
3.500% due 01/20/2069 ~	1,185	1,121
3.676% due 10/20/2045 •	359	346
3.750% due 10/20/2044 •	507	516
4.000% due 07/20/2039 - 08/15/2048	8,342	7,886
4.000% due 10/16/2044 (a)	785	94
4.500% due 09/15/2038 - 09/20/2048	21,959	21,202
4.500% due 09/15/2040 - 05/20/2043 (h)	45,228	43,674
4.500% due 12/16/2041 - 05/20/2043 (a)	911	135
4.625% due 08/20/2045 •	409	415
4.735% due 03/20/2041 •	347	340
4.905% due 09/20/2073 •	5,242	5,215
4.935% due 02/20/2049 •	1,172	1,153
5.000% due 08/20/2034 - 01/20/2049	787	765
5.000% due 05/16/2043 (a)	516	77
5.000% due 06/20/2049 (h)	7,313	7,255
5.066% due 05/20/2068 •	175	175
5.105% due 03/20/2073 •	34,226	33,935
5.163% due 10/20/2067 •	705	705
5.166% due 11/20/2070 •	4,824	4,753
5.216% due 11/20/2060 - 11/20/2070 •	9,959	9,819
5.255% due 02/20/2074 - 05/20/2074 •	4,759	4,754
5.266% due 03/20/2061 - 07/20/2067 •	156	156
5.281% due 10/20/2062 •	45	45
5.286% due 08/20/2062 •	124	124
5.295% due 02/20/2053 •	66,314	65,830
5.305% due 02/20/2053 - 02/20/2074 •	19,265	19,110
5.306% due 07/20/2063 •	102	102
5.355% due 02/20/2053 - 03/20/2071 •	38,883	38,647
5.361% due 08/20/2067 •	232	232
5.365% due 11/20/2074 •	995	999
5.366% due 10/20/2065 - 10/20/2069 •	1,192	1,184
5.395% due 02/20/2073 - 04/20/2074 •	24,511	24,412
5.405% due 03/20/2071 - 04/20/2073 •	61,724	61,920
5.425% due 12/20/2071 •	2,379	2,369
5.426% due 12/20/2065 •	272	272
5.455% due 05/20/2074 - 07/20/2074 •	23,787	24,009
5.461% due 08/20/2068 •	3,345	3,336
5.465% due 03/20/2073 •	83,315	84,011
5.466% due 04/20/2062 •	706	708
5.475% due 01/20/2073 •	1,591	1,605
5.485% due 02/20/2073 - 03/20/2073 •	20,875	20,999
5.500% due 02/20/2034 - 04/20/2040	89	88
5.505% due 01/20/2073 - 07/20/2074 •	303,357	306,305
5.516% due 11/20/2065 - 02/20/2067 •	5,242	5,240
5.535% due 01/20/2074 - 08/20/2074 •	35,802	36,328
5.555% due 09/20/2073 - 10/20/2073 •	50,896	51,613
5.565% due 08/20/2073 •	14,885	15,088
5.566% due 07/20/2066 •	107	107
5.575% due 08/20/2073 •	23,617	23,915
5.581% due 03/20/2068 •	271	269
5.585% due 09/20/2073 •	10,585	10,722
5.605% due 03/20/2073 - 12/20/2073 •	84,487	85,465
5.611% due 02/20/2068 •	764	762
5.666% due 09/20/2069 •	509	511
5.705% due 03/20/2073 - 06/20/2073 •	180,209	183,252
5.725% due 08/20/2073 •	7,430	7,573
5.755% due 05/20/2073 •	4,333	4,416
5.831% due 03/20/2069 •	270	270
5.905% due 02/20/2069 •	1,278	1,282
5.916% due 05/20/2070 •	118	120
6.000% due 07/20/2038 - 06/20/2041	205	213
6.105% due 03/20/2071 - 08/20/2071 •	13,052	13,406
6.297% due 07/20/2066 •	181	182
6.500% due 03/15/2035	267	275
Ginnie Mae, TBA
2.000% due 01/01/2055 - 02/01/2055	41,800	33,444
2.500% due 01/01/2055 - 02/01/2055	97,500	81,443
3.000% due 01/01/2055 - 02/01/2055	916,200	794,625
3.500% due 01/01/2055 - 02/01/2055	329,250	294,386
4.000% due 01/01/2055 - 02/01/2055	467,200	430,427
4.500% due 01/01/2055 - 02/01/2055	687,666	650,003
5.000% due 01/01/2055 - 02/01/2055	457,500	443,739
5.500% due 01/01/2055 - 02/01/2055	60,000	59,468

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 02/01/2055		40,500	40,714
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051		6,413	5,561
2.500% due 01/01/2033 - 01/01/2052 (h)		180,009	148,727
3.000% due 04/01/2031 - 03/01/2052 (h)		885,329	762,031
3.000% due 04/01/2038 - 10/01/2051		17,817	15,370
3.500% due 10/01/2034 - 06/01/2051 (h)		154,940	140,287
3.500% due 03/01/2038 - 04/01/2050		7,988	7,257
4.000% due 12/01/2036 - 07/01/2053		95,355	89,317
4.000% due 04/01/2037 - 05/01/2049 (h)		185,883	174,206
4.500% due 04/01/2031 - 07/01/2052		11,995	11,470
4.500% due 12/01/2038 - 07/01/2053 (h)		91,766	87,090
5.000% due 04/01/2043 - 03/01/2054 (h)		31,556	30,802
5.000% due 05/01/2043 - 08/01/2054		22,316	21,771
5.500% due 12/01/2052 - 08/01/2054		11,080	11,022
5.500% due 05/01/2053 - 01/01/2055 (h)		68,584	67,963
6.000% due 05/01/2049 - 07/01/2054		13,546	13,686
6.000% due 12/01/2052 - 09/01/2054 (h)		786,610	792,975
6.500% due 11/01/2053 - 12/01/2054		11,921	12,246
6.500% due 12/01/2053 - 07/01/2054 (h)		387,175	395,470
7.000% due 06/01/2054 - 08/01/2054		7,007	7,334
Uniform Mortgage-Backed Security, TBA
3.500% due 01/01/2040		16,100	15,218
4.000% due 01/01/2040 - 03/01/2055		464,200	427,874
4.500% due 01/01/2040 - 03/01/2055		788,550	742,747
5.000% due 01/01/2040 - 02/01/2055		435,200	422,023
5.500% due 01/01/2040 - 02/01/2055		546,400	539,622
6.000% due 01/01/2055 - 02/01/2055		850,816	854,073
6.500% due 02/01/2055		2,131,300	2,173,676
7.000% due 01/01/2055 - 02/01/2055		478,700	496,372

Total U.S. Government Agencies (Cost $16,219,424)			15,762,053

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities(f)
0.125% due 04/15/2025 (h)(j)		9,263	9,206
U.S. Treasury Notes
2.250% due 08/15/2027 (h)(j)		21,700	20,630

Total U.S. Treasury Obligations (Cost $31,513)			29,836

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.4%
ACRA Trust 5.608% due 10/25/2064 þ		4,374	4,369
Adjustable Rate Mortgage Trust
5.403% due 09/25/2035 •		2,194	2,022
5.603% due 02/25/2035 •		6,257	5,915
AG Trust 6.413% due 07/15/2041 •		3,200	3,215
American Home Mortgage Assets Trust
3.501% due 01/25/2036 ~		879	564
4.913% due 06/25/2037 •		4,623	4,267
5.033% due 08/25/2037 •		6,080	5,396
5.795% due 10/25/2046 •		7,478	6,202
American Home Mortgage Investment Trust
4.853% due 03/25/2046 •		3,789	3,287
5.557% due 06/25/2045 •		5,283	4,811
6.862% due 06/25/2045 •		8	8
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	11,169
4.800% due 11/25/2067 þ		7,646	7,491
5.338% due 05/27/2069 þ		3,419	3,407
5.985% due 01/25/2069 þ		863	866
6.197% due 01/25/2069 þ		8,546	8,604
6.500% due 12/25/2067 þ		3,311	3,341
Anthracite Ltd. 5.678% due 06/20/2041		5,912	0
Ashford Hospitality Trust
5.820% due 04/15/2035 •		8,335	8,322
5.970% due 04/15/2035 •		15,035	14,963
6.145% due 06/15/2035 •		11,950	11,876
6.545% due 06/15/2035 •		2,300	2,279
6.670% due 04/15/2035 •		13,939	13,839
7.445% due 06/15/2035 •		5,700	5,640
ATLX Trust 3.850% due 04/25/2064 þ		194	185
Atrium Hotel Portfolio Trust 6.345% due 12/15/2036 •		8,800	8,500
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	16,302	20,423
BAMLL Commercial Mortgage Securities Trust
3.050% due 08/01/2052 «(c)(g)		$40,000	37,000
6.512% due 09/15/2038 •		4,000	3,576
7.262% due 09/15/2038 •		5,000	4,349
Banc of America Alternative Loan Trust
2.187% due 06/25/2037 •(a)		282	28

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.813% due 06/25/2037 •	263	189
6.000% due 06/25/2046	1,221	917
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~	511	506
Banc of America Funding Trust
2.472% due 01/27/2035 •	3,179	3,076
4.662% due 05/26/2037 •	24,674	21,755
5.026% due 02/20/2036 ~	533	470
5.100% due 01/20/2047 ~	117	99
6.000% due 09/25/2036	12	12
Banc of America Mortgage Trust
5.499% due 11/20/2046 ~	46	41
5.741% due 04/25/2035 ~	911	891
6.387% due 06/25/2034 ~	26	25
6.417% due 05/25/2034 ~	13	13
Barclays Commercial Mortgage Securities Trust
5.886% due 07/15/2037 •	3,300	3,209
6.586% due 07/15/2037 •	7,000	6,694
7.086% due 07/15/2037 •	9,060	8,475
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 •	1,151	1,071
BCAP LLC Trust
3.334% due 01/26/2037 ~	2,030	1,800
5.026% due 02/26/2036 ~	2,722	2,485
5.500% due 04/25/2037	975	392
Bear Stearns Adjustable Rate Mortgage Trust
4.535% due 10/25/2036 ~	131	114
4.875% due 03/25/2035 ~	115	104
5.251% due 07/25/2034 ~	29	27
5.806% due 05/25/2037 ~	2,021	1,702
6.373% due 12/25/2046 •	268	219
6.398% due 12/25/2046 •	1,487	1,280
Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~	4,942	3,303
4.773% due 02/25/2034 •	16	15
4.773% due 08/25/2036 •	4,319	3,609
4.953% due 01/25/2036 •	525	491
5.031% due 11/25/2035 ~	487	373
5.151% due 09/25/2035 ~	1,112	645
5.422% due 04/25/2035 ~	10	9
Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036	3,470	1,433
6.753% due 09/25/2033 •	94	57
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	103	100
Bear Stearns Mortgage Funding Trust 4.913% due 09/25/2046 •	78	70
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~	1,304	947
Beast Mortgage Trust
5.962% due 03/15/2036 •	3,000	2,287
6.462% due 03/15/2036 •	5,590	3,807
7.012% due 03/15/2036 •	32,020	19,890
Beneria Cowen & Pritzer Collateral Funding Corp.
6.108% due 06/15/2038 •	5,000	3,700
7.004% due 06/15/2038 •	12,750	6,506
BINOM Securitization Trust 4.441% due 08/25/2057 ~	23,268	22,217
Braemar Hotels & Resorts Trust 5.820% due 06/15/2035 •	3,175	3,159
BWAY Mortgage Trust
6.712% due 09/15/2036 •	6,000	4,903
7.362% due 09/15/2036 •	7,000	5,190
BX Trust
5.017% due 10/15/2036 •	5,000	4,986
5.146% due 04/15/2039 •	7,855	7,820
5.432% due 12/15/2038 •	13,984	13,991
5.495% due 05/15/2035 •	8,778	8,778
5.703% due 10/15/2026 •	1,212	1,205
5.711% due 04/15/2034 •	2,900	2,781
6.161% due 04/15/2034 •	11,733	11,222
6.342% due 10/15/2026 •	3,232	3,223
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~	15,131	14,686
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	13,331	11,798
3.250% due 08/25/2064 ~	9,749	8,610
3.250% due 09/25/2064 ~	12,479	11,052
3.375% due 12/25/2064 ~	6,258	5,585
5.819% due 05/25/2055 •	9,606	9,621
5.819% due 09/25/2055 •	15,743	15,738
5.869% due 06/25/2055 •	25,429	25,462
Chase Mortgage Finance Trust 7.606% due 02/25/2037 ~	4	4
ChaseFlex Trust
4.803% due 02/25/2037 •	4,743	1,244

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.053% due 05/25/2037 •	8,700	7,696
5.133% due 05/25/2037 •	838	793
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.753% due 08/25/2037 •	2,083	1,906
CIM Trust
0.500% due 07/01/2051 ~(a)	83,411	2,469
3.250% due 10/25/2058 ~	2,999	2,667
4.750% due 06/25/2064 ~	7,583	7,387
5.000% due 05/25/2062 ~	2,453	2,429
6.639% due 12/25/2067 þ	3,435	3,470
Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	98,309	100,515
0.000% due 09/25/2064 «~	340	340
0.250% due 09/25/2051 ~(a)	50,232	688
3.672% due 09/25/2064 «~	88,320	75,493
4.494% due 06/27/2037 ~	6,676	5,909
4.847% due 02/20/2036 ~	2,604	2,358
5.309% due 08/25/2035 ~	278	253
5.919% due 07/25/2054 •	11,398	11,434
6.000% due 08/25/2037 ~	1,704	630
6.300% due 03/25/2036 •	14	13
6.500% due 06/25/2054 ~	64,000	64,719
7.410% due 05/25/2035 •	2	2
Colony Mortgage Capital Ltd. 6.325% due 11/15/2038 •	5,000	4,784
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	26,558	25,934
4.714% due 03/25/2067 ~	4,800	4,325
6.393% due 06/25/2069 þ	7,333	7,405
Commercial Mortgage Trust 3.178% due 02/10/2035	10,000	9,789
Connecticut Avenue Securities Trust
6.569% due 03/25/2042 •	4,858	4,916
7.319% due 05/25/2042 •	1,101	1,131
7.669% due 03/25/2042 •	3,750	3,902
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	37	21
Countrywide Alternative Loan Trust
1.147% due 06/25/2036 •(a)	1,357	128
2.497% due 10/25/2037 •(a)	5,869	735
4.528% due 03/25/2047 •	47	37
4.693% due 06/25/2036 •	1,620	1,435
4.733% due 04/25/2047 •	240	215
4.813% due 11/25/2036 •	1,145	1,412
4.833% due 09/25/2046 •	1,494	1,422
4.853% due 06/25/2036 •	1,372	571
5.013% due 08/25/2047 •	2,699	2,245
5.125% due 11/20/2035 •	153	145
5.125% due 12/20/2035 •	1,884	1,730
5.153% due 05/25/2036 •	165	70
5.394% due 05/25/2036 ~	1,228	1,128
5.500% due 07/25/2035	4,202	3,008
5.750% due 03/25/2034	2,819	2,813
6.000% due 10/25/2034	8,311	8,414
6.000% due 12/25/2034	2,759	2,427
6.000% due 07/25/2036	15,818	6,648
6.000% due 08/25/2036	1,168	1,071
6.000% due 08/25/2036 •	943	865
6.000% due 02/25/2037	3,927	1,647
6.000% due 04/25/2037	12,207	5,608
6.000% due 07/25/2037	12,167	6,305
6.225% due 08/25/2035 •	2,600	2,413
6.325% due 09/25/2035 •	499	441
6.500% due 12/25/2036	8,000	3,432
6.875% due 10/20/2035 •	972	693
Countrywide Asset-Backed Certificates Trust 4.933% due 04/25/2036 •	174	153
Countrywide Home Loan Mortgage Pass-Through Trust
4.311% due 01/25/2036 ~	37	32
4.400% due 03/25/2037 ~	257	219
4.409% due 02/25/2047 ~	377	322
4.500% due 05/01/2034	171	158
4.739% due 01/25/2036 ~	853	797
4.828% due 11/25/2037 ~	877	815
5.113% due 02/25/2035 •	294	274
5.500% due 01/25/2035	162	158
5.750% due 05/25/2037	23	10
5.750% due 06/25/2037	4,218	2,008
5.750% due 07/25/2037	1,265	602
6.000% due 02/25/2037	5,642	2,581
6.000% due 01/25/2038	256	109
6.250% due 09/25/2037	58	34
6.500% due 10/25/2037	9,600	2,668
6.500% due 11/25/2037	4,064	1,454
Countrywide Home Loan Reperforming REMIC Trust
4.728% due 01/25/2034 ~	2,555	2,221

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.793% due 01/25/2036 •		109	102
7.500% due 06/25/2035		155	157
Credit Suisse Commercial Mortgage Trust 5.551% due 01/15/2049 ~		2,500	551
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (e)		16,524	14,341
0.938% due 05/25/2066 ~		1,024	844
2.000% due 10/25/2060 ~		540	482
2.500% due 07/25/2056 ~		1,908	1,528
3.000% due 11/25/2056 ~		6,047	5,043
3.375% due 01/25/2060		1,000	811
3.904% due 04/25/2062 ~		3,017	2,848
4.100% due 12/27/2060 ~		20,783	20,733
4.184% due 07/27/2061 ~		22,521	22,473
4.462% due 05/27/2053 ~		1,998	1,547
4.627% due 01/26/2047 ~		2,609	1,316
5.169% due 10/26/2036 ~		461	395
6.250% due 05/26/2048		5,698	4,451
6.312% due 07/15/2038 •		4,000	3,113
6.812% due 07/15/2038 •		5,000	2,668
7.153% due 06/01/2050 ~		2,290	2,285
7.412% due 07/15/2038 •		10,000	4,532
Cross Mortgage Trust
5.129% due 09/25/2069 ~		4,212	4,175
5.549% due 12/25/2069 ~		5,400	5,411
6.093% due 04/25/2069 þ		7,136	7,190
6.147% due 07/25/2069 þ		6,268	6,310
6.272% due 06/25/2069 þ		9,284	9,367
6.615% due 03/25/2068 þ		4,967	5,016
CRSNT Commercial Mortgage Trust
5.714% due 04/15/2036 •		24,753	24,461
6.064% due 04/15/2036 •		10,913	10,759
6.514% due 04/15/2036 •		17,000	16,720
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,413
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.753% due 03/25/2037 •		846	775
4.753% due 09/25/2047 •		13,852	11,666
4.933% due 01/25/2047 •		5,875	4,979
DOLP Trust 3.704% due 05/10/2041 ~		46,540	35,455
DROP Mortgage Trust
6.211% due 10/15/2043 •		5,500	5,019
6.761% due 10/15/2043 •		7,200	6,541
Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,474
5.522% due 01/26/2060 «þ		1,600	1,596
Eurosail PLC 5.616% due 09/13/2045 •	GBP	719	871
Extended Stay America Trust
5.891% due 07/15/2038 •		$30,828	30,873
6.211% due 07/15/2038 •		31,004	31,074
6.761% due 07/15/2038 •		35,055	35,189
7.361% due 07/15/2038 •		5,373	5,408
First Horizon Alternative Mortgage Securities Trust 4.632% due 07/25/2036 ~		75	65
First Horizon Mortgage Pass-Through Trust
6.386% due 11/25/2035 ~		9	7
6.743% due 08/25/2035 ~		69	50
GCAT Trust
2.565% due 05/25/2066		9,952	7,117
3.000% due 04/25/2052 ~		41,513	34,808
4.250% due 05/25/2067 ~		3,921	3,634
6.007% due 01/25/2059 þ		3,493	3,512
6.085% due 06/25/2059 þ		5,201	5,232
Global Mortgage Securitization Ltd. 4.723% due 04/25/2032 •		483	468
GMAC Mortgage Corp. Loan Trust 7.250% due 05/25/2035 ~		8	7
Great Hall Mortgages PLC 4.812% due 06/18/2039 •		26	26
GreenPoint Mortgage Funding Trust 4.913% due 02/25/2037 •		7,415	6,806
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	6,066	6,154
GS Mortgage Securities Corp. Trust
5.895% due 07/15/2031 •		$11,605	5,829
6.145% due 07/15/2031 •		3,293	1,303
6.320% due 12/15/2036 •		4,115	4,021
GS Mortgage Securities Trust
0.432% due 08/10/2043 ~(a)		7,314	11
3.805% due 10/10/2035 ~		11,300	10,276
GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		2,770	2,340
2.300% due 07/25/2061 ~		17,128	13,155
3.207% due 07/25/2061 ~		5,664	4,304

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.211% due 07/25/2061 ~	2,039	1,579
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(e)	101	96
0.000% due 07/25/2064 «(b)(e)	310	311
0.000% due 07/25/2064 (b)(e)	254	248
0.250% due 05/25/2051 ~(a)	16,176	214
0.500% due 01/25/2053 ~(a)	35,713	1,063
2.672% due 07/25/2064 ~	111,003	94,354
3.000% due 08/26/2052 ~	19,480	16,273
3.506% due 01/25/2064 ~	103,755	85,293
3.625% due 01/25/2059 ~	18,306	17,498
3.750% due 10/25/2057	1,208	1,175
3.900% due 09/25/2061 þ	7,274	7,008
4.459% due 07/25/2064 ~	110,477	99,375
5.910% due 11/25/2054 •	5,790	5,808
GSMPS Mortgage Loan Trust
4.064% due 03/25/2035 ~	2,411	2,312
4.064% due 01/25/2036 ~	2,023	1,796
4.803% due 01/25/2036 •	452	365
4.853% due 04/25/2036 •	4,405	3,753
5.500% due 08/01/2079 «	108,000	100,261
GSMSC Resecuritization Trust 4.293% due 06/26/2037 ~	3,491	3,108
GSR Mortgage Loan Trust 6.250% due 08/25/2036	673	189
HarborView Mortgage Loan Trust
4.861% due 01/19/2038 •	11,376	9,999
4.891% due 12/19/2036 •	3,858	2,938
4.901% due 11/19/2036 •	1,790	1,613
5.101% due 08/19/2045 •	19	17
6.497% due 04/19/2034 ~	61	56
6.725% due 09/19/2035 •	2,572	2,032
6.825% due 10/19/2035 •	17,244	8,670
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	66	66
Hilton USA Trust 2.828% due 11/05/2035	1,000	782
Homestar Mortgage Acceptance Corp. 5.248% due 03/25/2034 •	1,235	1,259
HSI Asset Loan Obligation Trust
2.177% due 12/25/2036 •(a)	728	64
4.823% due 12/25/2036 •	744	147
Hundred Acre Wood Trust 5.000% due 12/25/2051 •	6,902	6,447
Impac Secured Assets Trust
5.013% due 08/25/2036 •	1,320	1,139
5.153% due 05/25/2036 •	7	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,332	1,296
Independence Plaza Trust 3.763% due 07/10/2035	20,320	19,872
IndyMac IMSC Mortgage Loan Trust 4.116% due 06/25/2037 ~	10,331	6,487
IndyMac INDX Mortgage Loan Trust
3.774% due 09/25/2036 ~	117	90
4.460% due 09/25/2036 ~	1,954	1,630
4.813% due 02/25/2037 •	1,813	1,645
4.823% due 08/25/2035 ~	31	28
4.853% due 10/25/2036 •	5	5
5.233% due 12/25/2034 •	205	159
Jefferies Resecuritization Trust 8.452% due 06/25/2047 ~	448	372
JP Morgan Alternative Loan Trust
4.773% due 11/25/2036 •	2,727	2,305
5.013% due 04/25/2047 •	771	741
6.000% due 12/27/2036	2,545	1,272
JP Morgan Chase Commercial Mortgage Securities Trust
2.854% due 09/06/2038 ~	10,000	9,620
5.522% due 06/15/2038 •	1,520	1,510
5.995% due 02/15/2035 •	1,021	996
6.262% due 03/15/2036 •	1,900	1,441
6.812% due 03/15/2036 •	29,900	19,236
7.612% due 03/15/2036 •	4,000	1,884
JP Morgan Mortgage Trust
0.150% due 03/25/2052 ~(a)	28,947	235
0.188% due 11/25/2051 ~(a)	43,677	445
0.450% due 07/25/2052 ~(a)	65,265	1,619
0.486% due 02/25/2052 ~(a)	47,022	1,258
0.500% due 12/25/2051 ~(a)	65,373	1,845
0.500% due 04/25/2052 ~(a)	9,636	182
0.500% due 05/25/2052 ~(a)	75,940	2,167
0.500% due 06/25/2052 ~(a)	38,270	1,092
2.500% due 12/25/2051 ~(a)	9,737	1,267
2.500% due 04/25/2052 ~(a)	7,634	1,002
3.000% due 03/25/2052 ~	33,748	28,149
3.500% due 09/25/2052 ~	10,766	9,359

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.306% due 06/25/2036 ~	2,810	1,937
4.562% due 01/25/2037 ~	1,578	1,224
4.625% due 07/25/2063 ~	4,213	4,092
5.000% due 12/25/2051 ~	2,653	2,535
5.000% due 05/25/2052 •	20,995	19,617
5.250% due 11/25/2063 ~	1,254	1,230
5.772% due 11/25/2035 ~	2,148	1,749
5.819% due 11/25/2054 •	53,432	53,489
5.819% due 12/25/2054 •	75,579	75,670
5.819% due 03/25/2055 •	17,056	17,101
5.843% due 04/25/2035 ~	9	9
5.919% due 02/25/2055 •	12,760	12,804
6.831% due 07/25/2035 ~	5	5
7.000% due 08/25/2037	976	502
7.198% due 07/25/2035 ~	1	1
9.603% due 02/25/2055 «~	100,184	107,747
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	1,992	1,812
6.000% due 09/26/2036 ~	3,224	2,492
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~	3,000	2,805
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	17,515	11,464
La Hipotecaria El Salvadorian Mortgage Trust
3.250% due 09/08/2039 «•	1,786	1,773
3.358% due 01/15/2046 «	4,314	4,101
3.508% due 11/24/2042 «•	7,910	7,670
4.250% due 09/29/2046 «	23,892	23,066
Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ	5,085	5,089
4.750% due 07/25/2061 þ	6,939	6,935
4.892% due 10/25/2066 þ	4,752	4,757
4.991% due 09/25/2060 ~	180	180
5.250% due 07/25/2067 þ	10,232	10,213
Lehman Mortgage Trust
2.097% due 11/25/2036 •(a)	16,504	1,411
4.773% due 08/25/2036 •	80	54
4.903% due 11/25/2036 •	25,575	5,989
5.750% due 02/25/2037	3,634	2,397
Lehman XS Trust
4.693% due 08/25/2036 •	81	84
4.813% due 12/25/2036 •	6,012	5,701
5.602% due 08/25/2047 •	1,709	1,394
Luminent Mortgage Trust 4.913% due 05/25/2037 •	24	19
Lux Trust 7.088% due 08/15/2040 •	8,300	8,440
MASTR Asset Securitization Trust 6.250% due 01/25/2038	433	227
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	776	488
7.000% due 07/25/2035	2,029	1,336
Merrill Lynch Alternative Note Asset Trust 3.828% due 10/25/2047 ~	4,583	1,294
Merrill Lynch Mortgage Investors Trust 5.921% due 02/25/2036 ~	266	175
MF1 Ltd. 5.467% due 12/15/2034 •	5,270	5,243
MFA Trust
2.306% due 04/25/2065 ~	8,966	7,071
2.500% due 10/25/2051 ~(a)	28,585	4,180
2.855% due 07/25/2060 ~	1,372	1,114
4.250% due 02/25/2066 ~	963	916
6.105% due 12/25/2068 þ	4,398	4,420
6.775% due 10/25/2058 þ	4,711	4,776
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,717	1,667
2.750% due 08/25/2059 ~	4,149	3,996
3.500% due 04/25/2066 ~	8,758	8,562
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	10,000	8,325
5.444% due 11/14/2042 ~	46	45
5.512% due 05/15/2036 •	2,671	1,841
5.945% due 11/15/2034 •	2,500	2,476
6.095% due 11/15/2034 •	4,000	3,863
6.310% due 12/15/2038 •	8,896	8,163
6.889% due 12/15/2038 •	24,544	21,809
7.588% due 12/15/2038 •	8,200	6,969
Morgan Stanley Mortgage Loan Trust
4.497% due 09/25/2035 ~	40	26
5.353% due 02/25/2036 •	124	116
5.500% due 10/25/2037	280	265
5.856% due 12/25/2035 ~	2,027	1,885
6.201% due 02/25/2047 þ	2,014	697
Morgan Stanley Re-REMIC Trust 3.574% due 02/26/2037 •	8,724	7,870

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MorganStanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		3,978	3,818
5.044% due 07/25/2069 ~		13,734	13,616
Mortgage Equity Conversion Asset Trust
4.710% due 02/25/2042 •		912	894
4.750% due 01/25/2042 •		5,367	5,271
4.760% due 05/25/2042 •		3,711	3,634
MortgageIT Mortgage Loan Trust
4.913% due 06/25/2047 •		1,888	1,656
5.233% due 11/25/2034 •		89	85
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		10,507	1,090
2.201% due 10/25/2058 ~		10,000	8,720
2.750% due 07/25/2059 ~		22,288	21,282
2.750% due 11/25/2059 ~		148	141
3.000% due 07/25/2059 ~		1,837	1,651
3.008% due 10/25/2058 ~		5,500	4,792
3.500% due 12/25/2058 ~		639	597
3.500% due 10/25/2059 ~		1,860	1,737
3.963% due 10/25/2058 ~		2,500	2,166
New York Mortgage Trust
3.215% due 07/25/2061		800	681
3.750% due 02/25/2068 ~		1,831	1,688
5.113% due 08/25/2035 •		1,094	994
5.379% due 06/25/2069 ~		5,078	5,049
NLT Trust 3.200% due 10/25/2062 ~		3,280	2,909
OBX Trust
3.000% due 01/25/2052 ~		4,771	4,000
3.627% due 03/25/2053 ~		10,712	10,545
3.642% due 04/25/2053 ~		16,067	15,694
6.030% due 01/25/2064 þ		8,325	8,383
6.100% due 09/25/2062 þ		2,916	2,920
6.233% due 05/25/2064 þ		6,176	6,234
6.465% due 10/25/2063 þ		8,250	8,337
6.520% due 07/25/2063 þ		12,272	12,403
6.567% due 06/25/2063 þ		6,229	6,301
6.844% due 04/25/2063 þ		3,852	3,910
7.045% due 09/25/2063 þ		6,593	6,690
7.159% due 10/25/2063 þ		10,836	11,051
One Bryant Park Trust 2.516% due 09/15/2054		40,000	34,978
OPEN Trust 7.486% due 11/15/2040 •		10,081	10,181
Preferred Residential Securities PLC 5.846% due 12/15/2043 •	GBP	4,656	5,680
PRET LLC
3.900% due 10/25/2063 ~		$4,033	3,823
5.925% due 10/25/2054 þ		15,924	15,953
5.963% due 11/25/2054 þ		6,949	6,971
PRET Trust 4.075% due 06/25/2064 ~		3,762	3,521
PRKCM Trust
6.333% due 03/25/2059 þ		5,284	5,325
6.431% due 05/25/2059 þ		879	891
6.584% due 09/25/2058 þ		7,213	7,287
7.225% due 11/25/2058 þ		4,594	4,684
PRPM LLC
3.750% due 03/25/2054 þ		1,857	1,796
4.000% due 11/25/2053 þ		982	960
4.000% due 01/25/2054 þ		864	844
4.000% due 05/25/2054 þ		861	842
4.000% due 07/25/2054 þ		881	854
4.000% due 08/25/2054 þ		888	862
4.000% due 10/25/2054 þ		2,273	2,193
4.000% due 11/25/2054 þ		5,624	5,417
4.200% due 12/25/2064 þ		2,321	2,257
5.228% due 08/25/2069 þ		4,374	4,338
5.870% due 11/25/2029 þ		4,917	4,933
5.897% due 12/25/2029 «þ		7,600	7,619
6.221% due 11/25/2068 þ		9,209	9,281
6.250% due 08/25/2068 þ		6,951	7,001
6.265% due 12/25/2068 þ		2,172	2,197
6.327% due 06/25/2069 þ		4,940	4,985
6.414% due 08/25/2029 þ		1,144	1,147
6.959% due 02/25/2029 þ		9,699	9,752
PRPM Trust 5.674% due 12/26/2069 þ		5,900	5,911
RBSGC Mortgage Pass-Through Loan Trust 4.753% due 01/25/2037 •		20,232	3,659
RBSSP Resecuritization Trust
4.477% due 12/25/2035 ~		2,011	1,865
6.000% due 06/26/2037 ~		125	108
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		10,282	10,195
5.582% due 12/25/2044 «þ		12,300	12,300

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.846% due 08/25/2044 þ		13,692	13,793
Real Estate Asset Liquidity Trust 3.650% due 08/12/2053	CAD	5,535	3,811
Residential Accredit Loans, Inc. Trust
2.147% due 06/25/2037 •(a)		$2,307	195
4.753% due 08/25/2035 •		105	78
4.803% due 08/25/2035 •		512	409
4.833% due 05/25/2037 •		2,920	2,664
4.853% due 06/25/2037 •		2,307	1,673
4.853% due 10/25/2046 •		557	532
5.003% due 01/25/2037 •		3,116	2,303
5.253% due 10/25/2045 •		88	69
5.791% due 10/25/2037 ~		5,038	4,190
5.956% due 12/25/2035 ~		3,770	1,547
6.185% due 09/25/2045 •		1,401	1,168
6.500% due 02/25/2037		2,661	2,170
7.047% due 05/25/2035 ~		52	29
8.000% due 04/25/2036 •		122	102
Residential Asset Securitization Trust 6.250% due 08/25/2036		451	277
Residential Funding Mortgage Securities, Inc. Trust 6.126% due 04/25/2037 ~		117	101
RiverView HECM Trust 4.723% due 05/25/2047 •		1,039	909
Saluda Grade Alternative Mortgage Trust 5.582% due 08/25/2059 þ		9,381	9,412
Sequoia Mortgage Trust
4.520% due 11/25/2063 ~		9,761	9,588
4.758% due 07/20/2037 ~		52	40
4.865% due 06/20/2036 •		45	41
SFO Commercial Mortgage Trust
6.011% due 05/15/2038 •		8,750	8,419
6.311% due 05/15/2038 •		15,140	14,497
6.911% due 05/15/2038 •		5,500	5,258
SMRT Commercial Mortgage Trust 5.398% due 01/15/2039 •		30,128	30,069
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,466
3.386% due 11/25/2066 ~		9,324	6,470
Starwood Mortgage Trust
6.262% due 04/15/2034 •		5,000	4,928
6.812% due 04/15/2034 •		9,200	9,067
Structured Adjustable Rate Mortgage Loan Trust
4.753% due 02/25/2037 •		2,144	1,962
4.813% due 10/25/2035 •		3,773	3,555
4.943% due 08/25/2035 ~		209	179
5.033% due 05/25/2035 ~		893	719
5.428% due 08/25/2035 •		4,821	4,211
6.753% due 12/25/2037 •		2,013	1,744
Structured Asset Mortgage Investments Trust
4.813% due 07/25/2046 •		40	34
4.833% due 07/25/2046 •		2,663	2,097
4.893% due 05/25/2036 •		311	249
Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		4,615	25
4.685% due 01/25/2036 ~		1,211	1,068
4.703% due 07/25/2035 •		526	487
4.713% due 11/25/2035 •		4,615	4,070
Structured Asset Securities Corp. Mortgage Loan Trust 4.743% due 10/25/2036 •		806	665
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.419% due 09/25/2033 ~		27	26
Thornburg Mortgage Securities Trust
6.226% due 03/25/2037 •		2,656	1,888
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		2,216	2,064
3.250% due 07/25/2056 ~		902	891
3.750% due 10/25/2056 ~		6,020	5,701
3.750% due 05/25/2058 ~		14,421	14,070
4.391% due 10/27/2064 ~		24,679	23,998
4.480% due 10/25/2064 ~		47,773	46,766
5.153% due 07/25/2065 ~		16,016	15,778
5.453% due 05/25/2058 •		2,175	2,227
5.453% due 10/25/2059 •		3,257	3,332
5.725% due 11/25/2064 þ		9,795	9,824
UBS-Barclays Commercial Mortgage Trust 0.178% due 08/10/2049 ~(a)		11,826	31
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		21,385	624
2.500% due 11/25/2051 ~(a)		6,259	821
5.000% due 09/25/2051 •		7,562	7,086
5.000% due 12/25/2051 •		14,010	13,088
Valley Funding PLC
0.000% due 05/16/2066 «(e)	GBP	9,051	8,265
5.704% due 05/16/2066 •		63,504	79,511
6.204% due 05/16/2066 •		4,995	6,255

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

6.704% due 05/16/2066 •		5,212	6,527
7.704% due 05/16/2066 •		2,693	3,373
8.704% due 05/16/2066 •		1,737	2,176
10.204% due 05/16/2066 •		956	1,198
VASA Trust
5.762% due 07/15/2039 •		$12,350	11,340
5.762% due 07/15/2039 ~		2,500	2,296
6.262% due 07/15/2039 •		16,314	13,347
6.612% due 07/15/2039 •		11,635	8,883
Verus Securitization Trust
4.260% due 02/25/2067 þ		4,911	4,640
4.474% due 04/25/2067 þ		4,920	4,865
4.778% due 04/25/2067 ~		3,550	3,215
5.218% due 09/25/2069 þ		9,244	9,177
5.799% due 07/25/2069 þ		10,924	10,975
5.999% due 02/25/2068 þ		3,351	3,361
6.192% due 06/25/2069 þ		8,802	8,870
6.193% due 03/25/2068 þ		5,509	5,542
6.218% due 06/25/2069 þ		7,779	7,843
6.259% due 12/25/2068 þ		4,344	4,380
6.338% due 04/25/2069 þ		7,264	7,331
6.443% due 08/25/2068 þ		4,459	4,507
6.665% due 09/25/2068 þ		14,558	14,719
6.876% due 11/25/2068 ~		3,322	3,372
7.070% due 10/25/2068 þ		11,132	11,331
Visio Trust 6.598% due 10/25/2058 þ		3,882	3,925
WaMu Commercial Mortgage Securities Trust
6.425% due 11/23/2043 ~		216	216
7.008% due 12/27/2049 ~		7,369	7,387
WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~		3,364	2,883
4.079% due 03/25/2037 ~		3,345	2,922
4.110% due 07/25/2037 ~		53	46
4.176% due 12/25/2036 ~		635	551
4.665% due 12/25/2035 ~		134	120
5.020% due 07/25/2037 ~		30	26
5.193% due 11/25/2034 •		420	400
5.233% due 10/25/2044 •		1,480	1,422
5.342% due 01/25/2035 ~		2,470	2,293
5.635% due 07/25/2047 •		422	344
5.697% due 04/25/2047 •		521	436
6.075% due 01/25/2047 •		3,915	3,511
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,947
5.653% due 12/21/2049 ~		7,142	8,978
6.376% due 12/21/2049 •		2,387	3,012
6.876% due 12/21/2049 •		1,193	1,493
7.376% due 12/21/2049 •		682	850
7.876% due 12/21/2049 •		682	843
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 þ		$5,088	1,360
4.953% due 02/25/2036 •		178	144
5.525% due 01/25/2047 •		1,242	1,023
5.750% due 11/25/2035		564	506
6.500% due 03/25/2036		6,218	4,503
Wells Fargo Alternative Loan Trust 4.993% due 03/25/2037 •		272	214
Wells Fargo Mortgage-Backed Securities Trust
4.953% due 06/25/2037 •		30	26
6.658% due 11/25/2037 ~		2,511	2,211
WSTN Trust 6.297% due 07/05/2037 ~		15,600	15,824

Total Non-Agency Mortgage-Backed Securities (Cost $3,733,264)			3,509,851

ASSET-BACKED SECURITIES 30.7%
AUTOMOBILE ABS OTHER 1.5%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032		1,772	1,775
5.215% due 09/15/2032		1,026	1,027
5.410% due 09/15/2032		4,897	4,904
6.315% due 05/17/2032		391	397
6.678% due 09/15/2032		2,612	2,619
8.036% due 09/15/2032		1,119	1,127
11.395% due 09/15/2032		4,851	4,865
Carmax Select Receivables Trust 5.328% due 09/15/2027 •		1,561	1,563
Carvana Auto Receivables Trust
4.670% due 12/10/2030		19,760	19,588
4.900% due 12/10/2030		8,558	8,447
CPS Auto Receivables Trust
4.650% due 03/15/2029		6,500	6,485
4.760% due 01/15/2031		8,700	8,617

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

DriveAuto Receivables Trust
4.520% due 07/16/2029	20,000	19,866
4.670% due 05/17/2032	20,000	19,818
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	10,000	9,948
4.640% due 01/15/2030	10,000	9,913
6.310% due 10/15/2027	500	502
FHF Trust 5.390% due 05/15/2028	8,000	8,018
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029	6,100	6,091
5.080% due 01/16/2029	3,200	3,215
5.210% due 02/18/2031	8,200	8,233
GLS Auto Select Receivables Trust
5.640% due 08/15/2030	500	504
5.920% due 08/15/2030	500	505
Santander Drive Auto Receivables Trust 4.930% due 09/17/2029	9,500	9,535

		157,562

AUTOMOBILE SEQUENTIAL 5.1%
Ally Auto Receivables Trust
4.140% due 07/16/2029	10,400	10,333
4.460% due 07/15/2027	16,200	16,199
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032	3,358	3,365
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	6,400	6,404
4.840% due 09/15/2027	8,100	8,106
Carmax Select Receivables Trust
5.400% due 11/15/2028	1,700	1,721
5.780% due 09/15/2027	2,830	2,847
Carvana Auto Receivables Trust
4.310% due 09/10/2030	2,875	2,819
4.530% due 01/10/2029	13,060	13,024
4.620% due 02/10/2028	5,745	5,751
4.640% due 01/10/2030	7,400	7,390
4.740% due 12/10/2030	3,700	3,684
4.840% due 12/10/2027	3,960	3,965
4.850% due 06/12/2028	2,000	2,003
5.710% due 07/10/2028	4,400	4,455
5.710% due 07/10/2029	4,270	4,360
5.820% due 08/10/2028	5,900	5,974
5.900% due 08/10/2027	5,404	5,430
5.980% due 12/10/2027	3,739	3,766
6.090% due 11/10/2026	1,033	1,035
6.160% due 10/10/2028	1,500	1,524
Centerline Logistics Corp.
9.250% due 12/15/2027 «	5,561	5,575
9.750% due 12/15/2027 «	6,081	6,142
Chase Auto Owner Trust 5.220% due 07/25/2029	13,600	13,755
CPS Auto Receivables Trust
4.910% due 06/15/2028	7,162	7,174
5.880% due 02/15/2028	8,815	8,866
Drive Auto Receivables Trust
4.500% due 09/15/2028	8,800	8,778
4.940% due 12/15/2027	27,000	27,032
Enterprise Fleet Financing LLC
4.980% due 08/21/2028	3,500	3,523
5.310% due 04/20/2027	4,200	4,232
Exeter Automobile Receivables Trust
4.450% due 03/15/2028	5,600	5,591
4.790% due 04/15/2027	8,400	8,404
5.280% due 08/15/2030	4,200	4,223
5.600% due 05/17/2027	20,588	20,635
FCCU Auto Receivables Trust
5.460% due 04/15/2030	1,200	1,214
5.540% due 04/16/2029	3,900	3,951
5.760% due 11/15/2027	6,600	6,642
FHF Issuer Trust
4.940% due 11/15/2030	7,100	7,089
5.690% due 02/15/2030	6,306	6,369
5.890% due 06/15/2030	4,818	4,878
6.790% due 10/15/2029	4,990	5,084
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	3,900	3,906
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	3,600	3,603
4.760% due 10/15/2027	10,200	10,213
5.020% due 04/17/2028	2,000	2,007
5.350% due 08/16/2027	5,592	5,611
GLS Auto Select Receivables Trust
4.430% due 12/17/2029	8,700	8,667
5.240% due 03/15/2030	3,970	3,991

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.590% due 10/15/2029		1,868	1,890
GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		14,500	14,426
4.290% due 01/20/2027		10,580	10,572
GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	5,000	3,542
4.883% due 12/21/2026		5,000	3,547
4.981% due 02/20/2026		1,488	1,038
LAD Auto Receivables Trust
5.460% due 07/16/2029		$1,200	1,215
5.610% due 08/15/2028		3,500	3,539
Lendbuzz Securitization Trust 4.970% due 10/15/2029		5,500	5,501
Octane Receivables Trust 4.940% due 05/20/2030		5,000	5,010
Oscar U.S. Funding LLC
4.470% due 03/12/2029		2,200	2,201
4.630% due 12/10/2027		7,100	7,114
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		7,200	7,196
5.040% due 09/15/2027		13,000	13,039
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		10,134	9,894
5.320% due 09/25/2030		4,430	4,419
7.090% due 06/25/2032		1,982	2,006
7.130% due 01/26/2032		7,370	7,440
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		4,900	4,896
4.850% due 01/16/2029		10,000	10,032
4.880% due 09/15/2027		24,500	24,543
5.410% due 07/15/2027		16,600	16,651
5.630% due 01/16/2029		21,300	21,574
5.910% due 06/15/2027		13,770	13,824
SBNA Auto Lease Trust 6.520% due 04/20/2028		3,400	3,483
SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	10,938
5.160% due 05/15/2030		9,100	9,127
5.450% due 12/15/2027		15,697	15,755
5.700% due 10/16/2028		5,100	5,169
5.700% due 08/15/2029		2,800	2,849
Tricolor Auto Securitization Trust 6.360% due 12/15/2027		1,420	1,431
United Auto Credit Securitization Trust 6.170% due 08/10/2026		509	510
Veros Auto Receivables Trust 6.280% due 11/15/2027		1,734	1,747

			557,428

CMBS OTHER 1.4%
Arbor Realty Commercial Real Estate Notes Ltd.
5.582% due 08/15/2034 •		2,513	2,515
5.862% due 11/15/2036 •		2,968	2,975
AREIT LLC 6.494% due 08/17/2041 •		8,972	9,012
AREIT Trust 6.316% due 11/17/2038 •		10,000	9,998
GPMT Ltd.
6.090% due 07/16/2035 •		15,000	14,652
6.440% due 07/16/2035 •		5,000	4,733
6.890% due 07/16/2035 •		10,000	9,198
LCCM Trust 5.962% due 11/15/2038 •		14,113	14,170
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •		6,031	6,074
MF1 LLC 6.103% due 03/19/2039 •		9,500	9,529
MF1 Ltd. 6.240% due 10/16/2036 •		10,000	9,750
MF1 Multifamily Housing Mortgage Loan Trust 5.696% due 07/15/2036 •		20,000	19,826
PFP Ltd. 6.315% due 09/17/2039 •		12,195	12,297
Starwood Commercial Mortgage Trust
6.290% due 04/18/2038 •		5,000	4,988
6.590% due 04/18/2038 •		7,825	7,784
VMC Finance LLC
6.290% due 06/16/2036 •		7,000	6,831
6.740% due 06/16/2036 •		3,000	2,874

			147,206

CMBS SUBORDINATED 0.1%
Ready Capital Mortgage Financing LLC 6.703% due 04/25/2038 •		3,115	3,111

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

VMCFinance LLC 5.940% due 06/16/2036 •	6,000	6,018

		9,129

HOME EQUITY OTHER 7.6%
ABFC Trust 5.703% due 06/25/2034 •	5,729	5,661
Accredited Mortgage Loan Trust 4.713% due 09/25/2036 •	1,861	1,844
ACE Securities Corp. Home Equity Loan Trust
4.573% due 02/25/2037 •	3,169	1,294
4.713% due 10/25/2036 •	5,255	1,780
4.753% due 12/25/2036 •	3,476	1,798
4.893% due 01/25/2037 •	4,754	1,036
5.053% due 02/25/2036 •	383	378
5.068% due 12/25/2035 •	6,468	6,085
5.133% due 07/25/2033 •	5,286	5,066
5.428% due 11/25/2033 •	1,900	1,876
5.623% due 02/25/2035 •	8,616	8,212
Aegis Asset-Backed Securities Trust
5.153% due 03/25/2035 •	1,513	1,470
5.398% due 06/25/2035 •	15,500	11,609
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.283% due 12/25/2034 •	4,943	4,355
Ameriquest Mortgage Securities Trust 5.023% due 04/25/2036 •	12,700	11,348
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.271% due 06/25/2034 •	375	351
5.368% due 01/25/2035 •	1,528	1,523
5.473% due 01/25/2036 •	5,000	4,315
5.578% due 11/25/2034 •	933	885
Argent Securities Trust 4.753% due 07/25/2036 •	11,629	10,165
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.453% due 02/25/2034 •	298	301
5.213% due 02/25/2036 •	5,454	4,294
Asset-Backed Securities Corp. Home Equity Loan Trust
3.299% due 03/25/2036 •	1,546	1,382
3.763% due 12/25/2036 •	9,200	8,307
4.533% due 05/25/2037 •	298	208
5.413% due 11/25/2033 •	2,415	2,393
Bayview Financial Asset Trust 4.903% due 03/25/2037 •	3,260	3,258
Bear Stearns Asset-Backed Securities Trust
4.753% due 11/25/2036 •	1,077	1,054
4.903% due 06/25/2036 •	11,238	10,464
4.933% due 07/25/2036 •	359	359
5.279% due 12/25/2035 •	5,095	4,808
5.308% due 07/25/2034 •	5,914	5,796
BNC Mortgage Loan Trust
4.673% due 03/25/2037 •	29,581	23,838
4.743% due 05/25/2037 •	10,000	8,222
Carrington Mortgage Loan Trust 4.673% due 10/25/2036 •	11,809	10,401
Centex Home Equity Loan Trust 5.413% due 03/25/2035 •	1,653	1,625
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	4,609	4,636
Citicorp Residential Mortgage Trust 4.530% due 06/25/2037 þ	8,929	6,914
Citigroup Mortgage Loan Trust
4.713% due 07/25/2045 •	4,909	3,380
4.753% due 12/25/2036 •	2,798	1,014
4.773% due 09/25/2036 •	2,111	1,589
4.813% due 01/25/2037 •	2,289	1,636
5.053% due 10/25/2036 •	5,568	3,240
5.128% due 10/25/2035 •	1,270	1,243
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.398% due 10/25/2034 •	1,115	1,073
Countrywide Asset-Backed Certificates Trust
4.182% due 01/25/2037 •	16,600	15,166
4.267% due 02/25/2035 ~	5,174	4,283
4.593% due 06/25/2037 •	5,763	5,392
4.593% due 07/25/2037 •	117	116
4.703% due 02/25/2036 •	844	802
4.713% due 12/25/2036 •	9,570	8,717
4.733% due 06/25/2047 •	18,395	16,610
4.853% due 09/25/2047 •	597	555
4.893% due 07/25/2034 •	2,546	2,506
4.893% due 09/25/2037 •	241	247
4.893% due 09/25/2047 •	890	879
4.918% due 02/25/2035 •	1,268	1,258
4.933% due 03/25/2037 •	9,985	9,411
4.933% due 10/25/2046 •	7,205	7,024
4.953% due 04/25/2046 •	1,727	1,678

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.973% due 09/25/2046 •	4,086	3,866
4.978% due 07/25/2036 •	5,419	5,350
5.008% due 07/25/2036 •	14,425	13,558
5.153% due 07/25/2034 •	6,091	6,019
5.193% due 08/25/2047 •	874	845
5.353% due 10/25/2034 •	472	472
5.353% due 05/25/2036 •	780	761
5.398% due 11/25/2034 •	978	959
5.398% due 02/25/2036 •	1,452	1,434
5.473% due 10/25/2032 •	2,214	2,112
5.533% due 01/25/2036 •	3,602	3,582
Countrywide Revolving Home Equity Loan Trust 4.692% due 05/15/2036 •	131	131
Credit-Based Asset Servicing & Securitization LLC
2.946% due 05/25/2036 •	7,965	5,287
3.429% due 12/25/2035 •	654	646
4.822% due 07/25/2037 •	94	61
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	1,869	837
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 þ	58	8
Ellington Loan Acquisition Trust
5.503% due 05/25/2037 •	1,795	1,739
5.553% due 05/25/2037 •	3,228	3,133
5.953% due 05/25/2037 •	6,450	6,282
EMC Mortgage Loan Trust 5.553% due 08/25/2040 •	487	486
Encore Credit Receivables Trust 5.488% due 10/25/2035 •	3,552	3,217
Equifirst Loan Securitization Trust 4.643% due 04/25/2037 •	20,704	18,886
Fremont Home Loan Trust
4.593% due 01/25/2037 •	16,006	8,074
4.773% due 05/25/2036 •	14,810	9,250
4.773% due 08/25/2036 •	24,547	7,646
5.383% due 04/25/2035 •	5,331	5,124
GE-WMC Mortgage Securities Trust 4.753% due 08/25/2036 •	12,422	5,258
GSAA Home Equity Trust
4.913% due 04/25/2047 •	5,449	2,421
4.933% due 12/25/2036 •	6,166	2,132
5.053% due 05/25/2047 •	273	164
5.098% due 06/25/2035 •	358	356
5.173% due 06/25/2035 •	5,440	5,291
5.825% due 06/25/2036 ~	14,203	3,472
5.985% due 06/25/2036 ~	620	151
6.000% due 10/25/2037	78	69
6.032% due 05/25/2037 þ	7,622	3,314
6.328% due 02/25/2035 •	900	895
GSAMP Trust
4.573% due 12/25/2036 •	734	359
4.593% due 12/25/2036 •	5,189	2,745
4.753% due 08/25/2036 •	9,865	7,891
5.338% due 07/25/2045 •	4,400	3,993
Home Equity Asset Trust
5.158% due 01/25/2036 •	12,258	11,547
5.428% due 12/25/2034 •	376	376
Home Equity Loan Trust 4.793% due 04/25/2037 •	600	519
Home Equity Mortgage Loan Asset-Backed Trust
4.693% due 04/25/2037 •	5,472	3,671
4.933% due 08/25/2036 •	8,800	8,078
HSI Asset Securitization Corp. Trust
4.603% due 12/25/2036 •	3,531	3,087
4.643% due 01/25/2037 •	2,186	1,538
4.653% due 07/25/2036 •	6,632	2,848
5.233% due 11/25/2035 •	606	552
JP Morgan Mortgage Acquisition Corp.
4.963% due 02/25/2036 •	2,605	2,565
5.383% due 12/25/2035 •	617	607
JP Morgan Mortgage Acquisition Trust
4.381% due 11/25/2036 •	4,000	4,208
4.663% due 10/25/2036 •	454	449
Long Beach Mortgage Loan Trust
4.743% due 07/25/2036 •	8,483	5,808
4.753% due 05/25/2036 •	1,518	799
4.773% due 09/25/2036 •	23,150	6,227
4.773% due 10/25/2036 •	18,433	5,867
4.893% due 06/25/2034 •	895	876
5.158% due 11/25/2035 •	7,755	7,158
5.248% due 06/25/2034 •	29	29
5.368% due 08/25/2035 •	3,000	2,712
5.728% due 02/25/2035 •	1,958	1,905
MASTR Asset-Backed Securities Trust
4.753% due 06/25/2036 •	9,215	3,212
4.773% due 10/25/2036 •	2,017	992

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.813% due 02/25/2036 •	4,694	1,700
4.913% due 01/25/2037 •	10,113	2,858
4.933% due 10/25/2036 •	7,489	6,587
4.953% due 10/25/2035 •	4,242	4,011
5.233% due 02/25/2034 •	805	788
5.503% due 05/25/2035 •	3,080	3,020
Merrill Lynch Mortgage Investors Trust
4.673% due 08/25/2037 •	2,515	1,268
4.733% due 04/25/2047 •	10,423	4,129
4.743% due 08/25/2037 •	8,337	7,499
4.753% due 08/25/2037 •	23,184	11,712
4.833% due 04/25/2047 •	4,439	1,758
Morgan Stanley ABS Capital, Inc. Trust
3.646% due 01/25/2035 •	7,300	6,541
4.513% due 05/25/2037 •	3,540	2,681
4.553% due 10/25/2036 •	6,395	2,780
4.663% due 01/25/2037 •	3,708	1,672
4.913% due 09/25/2036 •	4,926	2,101
5.338% due 11/25/2034 •	1,759	1,653
5.383% due 07/25/2034 •	85	88
5.428% due 02/25/2035 •	6,058	4,819
5.503% due 04/25/2035 •	148	141
8.253% due 02/25/2047 •	3,878	3,145
Morgan Stanley IXIS Real Estate Capital Trust
4.523% due 11/25/2036 •	9,294	2,971
4.603% due 11/25/2036 •	14,279	4,564
4.753% due 07/25/2036 •	16,132	6,384
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036 þ	2,239	615
New Century Home Equity Loan Trust 5.398% due 06/25/2035 •	3,406	3,491
NovaStar Mortgage Funding Trust 6.553% due 12/25/2034 •	120	104
Option One Mortgage Loan Trust
4.583% due 07/25/2037 •	2,050	1,300
4.633% due 04/25/2037 •	156	89
5.188% due 05/25/2035 •	2,090	1,997
Option One Mortgage Loan Trust Asset-Backed Certificates 5.143% due 11/25/2035 •	6,185	5,890
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.578% due 10/25/2034 •	11,340	11,204
6.328% due 09/25/2034 •	166	161
6.553% due 09/25/2034 •	9,202	7,801
People's Choice Home Loan Securities Trust 5.338% due 06/25/2034 •	2,396	2,252
Popular ABS Mortgage Pass-Through Trust 4.948% due 07/25/2036 •	4,461	4,179
RAAC Trust 5.153% due 03/25/2034 •	34	34
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	6,399	6,371
6.025% due 02/25/2044 ~	3,141	3,156
6.141% due 04/25/2044 ~	16,268	16,371
6.147% due 06/25/2044 þ	16,048	16,183
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,851
5.608% due 05/25/2036 þ	6,712	2,868
5.746% due 05/25/2036 þ	2,134	934
5.951% due 05/25/2035 þ	5,732	5,647
6.011% due 05/25/2036 þ	3,091	1,414
6.166% due 05/25/2036 þ	3,374	1,582
Residential Asset Mortgage Products Trust
5.133% due 12/25/2035 •	6,373	5,547
5.143% due 10/25/2035 •	13	13
Residential Asset Securities Corp. Trust
4.913% due 06/25/2036 •	6,975	6,780
5.153% due 06/25/2035 •	23	23
5.398% due 04/25/2035 •	1,526	1,517
5.458% due 05/25/2035 •	3,439	3,402
5.488% due 08/25/2035 •	11,600	11,239
Saxon Asset Securities Trust
1.079% due 11/25/2035 •	1,123	1,106
4.763% due 09/25/2037 •	994	946
4.888% due 09/25/2036 •	2,455	2,301
Securitized Asset-Backed Receivables LLC Trust
4.633% due 07/25/2036 •	3,023	1,048
5.068% due 01/25/2035 •	7,932	7,523
Soundview Home Loan Trust
4.623% due 07/25/2037 •	231	201
4.673% due 01/25/2037 •	2,306	1,658
4.953% due 06/25/2036 •	5,330	5,231
5.013% due 05/25/2036 •	9,081	8,799
5.443% due 06/25/2035 •	3,346	3,155
Structured Asset Investment Loan Trust
4.798% due 07/25/2036 •	5,952	3,418
5.053% due 04/25/2036 •	33,637	17,057

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.218% due 08/25/2035 •	2,590	2,504
5.253% due 04/25/2034 •	2,707	2,651
Structured Asset Securities Corp. Mortgage Loan Trust
4.588% due 02/25/2037 •	10,017	9,504
4.723% due 07/25/2036 •	1	1
4.773% due 12/25/2036 •	17,936	16,750
4.873% due 02/25/2037 •	4,047	3,941
5.458% due 11/25/2035 •	377	374
Terwin Mortgage Trust 4.953% due 05/25/2038 •	4,700	2,395
Towd Point Mortgage Trust 6.290% due 05/25/2064 ~	14,010	14,144
Wells Fargo Home Equity Asset-Backed Securities Trust 6.553% due 11/25/2035 •	12,824	12,489

		818,117

HOME EQUITY SEQUENTIAL 0.1%
Finance of America Structured Securities Trust 4.000% due 10/01/2034 ~	15,003	14,838
Morgan Stanley Mortgage Loan Trust 4.933% due 04/25/2037 •	1,435	388

		15,226

MANUFACT HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	1,472	1,479
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~	19,650	3,075

		4,554

WHOLE LOAN COLLATERAL 1.7%
Bear Stearns Asset-Backed Securities Trust
5.653% due 06/25/2036 •	2,720	2,785
6.500% due 09/25/2046	16,216	3,554
First Franklin Mortgage Loan Trust
4.613% due 11/25/2036 •	491	489
4.673% due 12/25/2037 •	1,021	974
4.773% due 04/25/2036 •	2,144	2,082
5.023% due 02/25/2036 •	5,500	5,130
5.203% due 12/25/2035 •	7,659	7,386
5.263% due 10/25/2035 •	5,653	6,339
5.398% due 06/25/2034 •	2,796	2,715
6.103% due 01/25/2035 •	5,671	5,445
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •	10,564	3,386
Lehman XS Trust
4.693% due 02/25/2037 •	4,045	3,851
4.773% due 02/25/2037 •	1,502	1,430
PRET LLC
4.744% due 07/25/2051 þ	7,233	7,196
4.868% due 07/25/2051 þ	7,881	7,876
4.992% due 02/25/2061 þ	7,588	7,593
5.487% due 10/25/2051 ~	2,795	2,796
5.487% due 10/25/2051 þ	5,605	5,608
5.851% due 12/25/2054 «þ	11,800	11,781
5.926% due 10/25/2054 þ	7,650	7,617
5.963% due 09/25/2054 þ	7,009	6,955
6.996% due 07/25/2054 þ	8,777	8,822
7.021% due 02/25/2054 þ	26,804	26,936
7.143% due 01/25/2054 þ	4,355	4,399
7.143% due 03/25/2054 þ	8,434	8,469
PRPM LLC 5.487% due 11/25/2026 þ	3,411	3,414
RAAC Trust
5.053% due 06/25/2044 •	19	17
5.953% due 09/25/2047 •	4,152	4,015
Residential Asset Mortgage Products Trust
5.503% due 07/25/2035 •	2,500	2,204
5.703% due 10/25/2034 •	9,399	8,634
Securitized Asset-Backed Receivables LLC Trust
4.573% due 09/25/2036 •	2,413	1,667
4.773% due 09/25/2036 •	21,084	14,565
4.933% due 09/25/2036 •	3,857	2,664
Specialty Underwriting & Residential Finance Trust
4.753% due 09/25/2037 •	880	596
5.153% due 03/25/2037 •	267	143

		189,533

OTHER ABS 13.2%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •	9,400	9,431

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

522Funding CLO Ltd. 5.758% due 10/23/2034 •		4,600	4,608
ACAS CLO Ltd. 5.784% due 10/18/2028 •		3,203	3,205
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	612	634
ACHV ABS Trust
5.010% due 12/26/2031		$797	798
5.070% due 10/27/2031		3,006	3,015
Affirm Asset Securitization Trust 5.220% due 12/17/2029		10,400	10,417
AIMCO CLO 5.897% due 10/17/2034 •		13,100	13,145
Allegro CLO Ltd. 5.867% due 01/19/2033 •		1,000	1,001
American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		2,893	2,898
5.760% due 01/20/2035 •		5,500	5,500
AMSR Trust 1.953% due 06/17/2038		4,000	3,633
Anchorage Capital CLO Ltd. 6.317% due 04/20/2037 •		34,000	34,244
Arbour CLO DAC 4.320% due 11/15/2037 •	EUR	2,000	2,073
Ares CLO Ltd. 5.703% due 10/28/2034 •		$19,100	19,161
Ascent Education Funding Trust 6.140% due 10/25/2050		3,007	3,034
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		21,900	21,897
Atlas Senior Loan Fund Ltd. 6.076% due 10/24/2031 •		10,038	10,042
Ayresome CDO Ltd. 8.080% due 12/08/2045 •		2,266	511
Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(c)		11,600	11,600
5.671% due 10/23/2034 •		1,800	1,804
5.759% due 10/20/2034 •		12,000	12,026
5.857% due 07/19/2034 •		13,300	13,336
5.877% due 07/16/2034 •		13,200	13,236
6.127% due 07/16/2034 •		1,800	1,802
6.297% due 07/16/2034 •		5,100	5,119
Ballyrock CLO Ltd. 6.009% due 07/20/2034 •		8,750	8,763
Barings CLO Ltd. 6.044% due 01/18/2035 •		12,300	12,323
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	553	573
Blackrock European CLO DAC 3.804% due 10/15/2031 •		5,505	5,697
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		381	387
3.904% due 01/15/2031 •		4,343	4,500
BNPP AM Euro CLO DAC 3.829% due 10/15/2031 •		246	254
Cairn CLO DAC 3.964% due 10/15/2031 •		4,746	4,912
Canyon CLO Ltd. 5.514% due 07/15/2034 •		$800	800
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	5,359	5,551
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		$28,500	28,504
5.835% due 05/15/2031 •		2,951	2,958
5.929% due 07/27/2031 •		1,934	1,937
CIFC Funding Ltd.
5.749% due 04/19/2029 •		3,600	3,603
5.994% due 07/18/2031 •		7,141	7,155
College Avenue Student Loans LLC
1.600% due 07/25/2051		10,459	9,398
1.760% due 06/25/2052		8,266	7,386
2.320% due 07/26/2055		4,565	4,048
4.130% due 12/26/2047		1,356	1,305
5.653% due 12/26/2047 •		987	986
6.103% due 11/26/2046 •		1,817	1,834
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	20,459
Commonbond Student Loan Trust 1.980% due 08/25/2050		$4,317	3,714
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(e)		3,181	1,300
5.150% due 11/25/2054 «		10,264	10,279
5.350% due 11/25/2054 «		10,264	10,260
5.450% due 11/25/2054 «		2,642	2,642
5.750% due 11/25/2054 «		1,321	1,321
6.600% due 11/25/2054 «		1,702	1,701

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

8.750% due 11/25/2054 «		994	994
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		9,000	9,015
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.020% due 02/16/2041 •		248,640	4,652
8.090% due 12/15/2034 •		15,662	1,177
CVC Cordatus Loan Fund DAC
3.834% due 10/15/2031 •	EUR	6,211	6,428
3.869% due 07/21/2030 •		414	429
Diameter Capital CLO Ltd. 6.486% due 01/15/2037 •		$22,600	22,800
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,529
3.839% due 04/15/2033 •		5,750	5,936
Dryden Senior Loan Fund 5.687% due 04/20/2034 «•		$1,000	1,000
ECMC Group Student Loan Trust 5.683% due 07/25/2069 •		4,148	4,148
Elevation CLO Ltd.
5.467% due 07/25/2034 •(c)		18,700	18,700
5.926% due 01/25/2035 •		19,700	19,841
6.226% due 01/25/2035 •		2,200	2,203
6.476% due 01/25/2035 •		3,500	3,509
Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,748
3.718% due 04/24/2034 •		4,288	4,434
4.498% due 04/24/2034 •		2,200	2,282
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		$10,300	10,332
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		4,357	4,364
Generate CLO Ltd. 6.447% due 10/20/2036 •		31,600	31,746
GoldenTree Loan Management U.S. CLO Ltd. 5.937% due 04/20/2035 •		1,660	1,663
Goodgreen Trust 3.930% due 10/15/2053 ~		4,506	4,068
GreenSky Home Improvement Trust
5.150% due 10/27/2059		3,200	3,191
5.250% due 10/27/2059		2,700	2,706
5.260% due 10/27/2059		3,900	3,892
5.550% due 06/25/2059		1,800	1,819
5.550% due 10/27/2059		1,450	1,448
5.870% due 06/25/2059		5,000	5,061
5.880% due 06/25/2059		7,316	7,358
6.360% due 06/25/2059		1,500	1,527
6.430% due 10/27/2059		650	655
7.330% due 06/25/2059		5,000	5,131
Greywolf CLO Ltd.
6.183% due 04/22/2033 •		18,900	18,966
6.743% due 04/22/2033 •		7,700	7,700
Harvest CLO DAC 3.899% due 10/20/2031 •	EUR	6,659	6,888
Hayfin Emerald CLO 4.558% due 07/18/2038 •		2,500	2,593
Hildene TruPS Financials Note Securitization Ltd. 6.298% due 10/10/2038 •		$14,412	14,412
Home Partners of America Trust
1.901% due 12/17/2026		8,632	8,191
2.200% due 01/17/2041		2,416	2,164
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		17,300	17,300
Indigo Credit Management DAC 4.904% due 07/15/2038 •	EUR	2,000	2,072
Jamestown CLO Ltd.
5.583% due 07/25/2034 •		$21,200	21,200
5.896% due 07/25/2035 •		20,100	20,158
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,670
3.834% due 04/15/2031 •		4,600	4,733
KKR CLO Ltd.
6.318% due 04/15/2031 •		$11,700	11,726
6.494% due 07/18/2030 •		19,500	19,562
LCM Ltd. 5.897% due 07/20/2034 •		6,750	6,771
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		429	429
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		1,446	1,420
Lendmark Funding Trust
4.470% due 02/21/2034		700	688
5.530% due 06/21/2032		5,400	5,466
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		27,960	27,295
Madison Park Funding Ltd.
5.849% due 07/27/2031 •		4,002	4,009

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.882% due 10/22/2034 •		2,600	2,609
MAPS Ltd. 4.212% due 05/15/2043		1,190	1,183
Marlette Funding Trust 7.130% due 12/15/2033		7,528	7,645
Mountain View ClO Ltd. 6.077% due 10/15/2034 •		17,100	17,126
Nassau Ltd. 6.068% due 07/15/2031 •		6,027	6,035
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		4,647	4,330
4.000% due 12/15/2059		2,264	2,223
5.562% due 12/15/2059 •		1,186	1,187
Navient Student Loan Trust 5.483% due 07/26/2066 •		8,068	8,008
Nelnet Student Loan Trust
6.640% due 02/20/2041		10,791	10,949
6.805% due 02/20/2041 •		11,554	11,576
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •		7,944	7,949
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		11,982	12,006
Ocean Trails CLO 6.356% due 10/15/2034 •		1,400	1,406
OFSI BSL X Ltd. 5.824% due 04/20/2034 •		13,000	13,026
OneMain Financial Issuance Trust 6.098% due 09/15/2036 •		2,600	2,647
Oportun Issuance Trust
5.860% due 02/09/2032		5,022	5,035
6.334% due 04/08/2031		469	470
Oxford Finance Funding LLC 3.602% due 02/15/2030		12,809	12,657
OZLM Ltd. 6.579% due 07/20/2032 •		9,750	9,779
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «~		2,230	1,891
5.065% due 03/15/2032		6,013	6,018
5.092% due 07/15/2032		6,500	6,506
5.162% due 04/15/2032 «		3,210	3,213
5.183% due 06/15/2032		9,600	9,608
5.331% due 01/15/2032		4,437	4,451
5.617% due 04/15/2032 «		2,480	2,484
5.637% due 07/15/2032		1,600	1,603
5.750% due 06/15/2032		3,600	3,602
5.823% due 04/15/2032 «		1,430	1,427
5.871% due 07/15/2032		1,500	1,501
6.093% due 11/15/2031		2,001	2,022
6.117% due 12/15/2031		3,111	3,146
6.258% due 10/15/2031		5,470	5,505
6.261% due 04/15/2032 «		1,500	1,497
6.278% due 10/15/2031		2,231	2,256
6.319% due 08/15/2031		2,486	2,510
6.660% due 07/15/2031		442	447
7.625% due 04/15/2031		1,192	1,197
7.656% due 05/15/2030		462	464
8.050% due 03/15/2030 ~		478	481
8.462% due 12/16/2030 ~		923	931
8.798% due 07/15/2031		2,999	3,072
8.954% due 07/15/2030 ~		607	611
9.099% due 04/15/2031		800	817
9.435% due 07/15/2030		2,850	2,870
9.538% due 06/16/2031		5,374	5,535
9.570% due 12/16/2030		4,224	4,282
10.273% due 04/15/2032 «		1,850	1,844
Palmer Square CLO Ltd. 5.937% due 04/20/2035 •		10,770	10,802
Palmer Square European Loan Funding DAC 4.164% due 01/15/2033 •	EUR	996	1,035
Pikes Peak CLO
5.852% due 10/11/2034 •		$7,900	7,921
5.866% due 07/15/2034 •		8,300	8,323
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		8,360	8,213
Providus CLO DAC 4.344% due 10/15/2038 •	EUR	1,750	1,815
Reach ABS Trust
5.880% due 07/15/2031		$3,022	3,038
6.300% due 02/18/2031		1,387	1,396
Recette Clo Ltd. 6.279% due 04/20/2034 •		2,000	2,004
Regatta Funding Ltd. 5.856% due 01/15/2033 •		11,100	11,135
Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,412
5.830% due 07/15/2036		2,500	2,553

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SandstonePeak Ltd. 5.936% due 10/15/2034 •		18,500	18,567
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,859	2,796
Saranac CLO Ltd. 6.454% due 06/22/2030 •		1,268	1,272
SLM Student Loan Trust
3.436% due 12/15/2033 •	EUR	544	545
3.636% due 07/25/2039 •		666	658
SMB Private Education Loan Trust
1.290% due 07/15/2053		$3,002	2,786
2.310% due 01/15/2053		5,046	4,858
4.550% due 02/16/2055		24,763	23,628
4.950% due 02/16/2055		11,680	11,134
5.060% due 03/16/2054		10,564	10,478
5.090% due 10/16/2056		2,396	2,384
5.242% due 01/15/2053 •		630	622
5.380% due 07/15/2053		27,902	27,955
5.500% due 06/17/2052		13,918	14,020
5.698% due 06/17/2052 •		2,802	2,813
5.698% due 07/15/2053 •		18,981	19,115
5.948% due 10/16/2056 •		3,258	3,287
6.398% due 10/16/2056 •		1,693	1,738
6.448% due 05/16/2050 •		2,130	2,166
SoFi Professional Loan Program LLC 2.650% due 09/25/2040		98	96
SoFi Professional Loan Program Trust 1.030% due 08/17/2043		8,618	7,445
Sound Point CLO Ltd.
5.867% due 07/25/2030 •		1,458	1,459
6.067% due 10/25/2034 •		10,400	10,419
6.679% due 07/20/2032 •		9,250	9,280
Start Ltd. 4.089% due 03/15/2044		2,819	2,775
Store Master Funding LLC 4.290% due 10/20/2048		4,035	3,914
Stream Innovations Trust 6.270% due 07/15/2044		3,030	3,106
Sycamore Tree CLO Ltd. 6.297% due 01/20/2037 •		19,900	20,078
Symphony CLO Ltd. 5.812% due 04/18/2033 •		8,500	8,528
T-Mobile U.S. Trust 4.250% due 05/21/2029		7,700	7,651
Taberna Preferred Funding Ltd.
5.176% due 12/05/2036 •		27,625	24,310
5.246% due 11/05/2035 •		1,325	1,236
TCI-Symphony CLO Ltd. 6.468% due 10/13/2032 •		18,530	18,580
Tesla Sustainable Energy Trust
4.830% due 12/03/2025		1,275	1,276
5.080% due 06/21/2050		3,100	3,099
5.290% due 06/20/2050		2,100	2,080
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		10,879	10,468
Tropic CDO Ltd.
5.238% due 07/15/2036 •		8,961	8,580
5.668% due 04/15/2034 •		82	82
Trysail CLO Ltd. 7.267% due 10/20/2033 •		5,500	5,505
U.S. Capital Funding Ltd. 5.218% due 10/10/2040 •		520	481
Upstart Pass-Through Trust
4.300% due 05/20/2030		895	877
7.900% due 10/20/2028		2,459	2,483
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,109	1,069
Venture CLO Ltd.
5.491% due 10/20/2034 •		5,575	5,575
5.775% due 09/07/2030 •		10,567	10,591
5.978% due 07/15/2031 •		4,213	4,221
6.601% due 07/30/2032 •		14,200	14,245
Vibrant CLO Ltd. 6.579% due 07/20/2032 •		12,125	12,160
Voya CLO Ltd. 6.368% due 10/15/2030 •		4,000	4,011

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

WhitehorseLtd. 6.168% due 10/15/2031 •	11,275	11,295

		1,430,000

Total Asset-Backed Securities (Cost $3,454,700)		3,328,755

SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
4.373% due 02/06/2025 - 03/27/2025 (d)(e)(j)(l)	32,074	31,808

Total Short-Term Instruments (Cost $31,803)		31,808

Total Investments in Securities (Cost $23,482,278)		22,675,121

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	518,298	5,047

Total Short-Term Instruments (Cost $5,045)		5,047

Total Investments in Affiliates (Cost $5,045)		5,047

Total Investments 209.5% (Cost $23,487,323)		$22,680,168
Financial Derivative Instruments(i)(k)0.2%(Cost or Premiums, net $68,508)		53,735
Other Assets and Liabilities, net (109.7)%		(11,906,603)

Net Assets 100.0%		$10,827,300

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		When-issued security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
(g)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust	3.050%	08/01/2052	12/26/2024	$37,000	$37,000	0.34%

				$37,000	$37,000	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

CIB	4.580%	12/19/2024	01/14/2025		$(156,324)	$(156,602)
DEU	4.660	12/19/2024	01/07/2025		(201,388)	(201,753)
FAR	4.590	12/19/2024	01/14/2025		(733,515)	(734,824)
JPS	4.650	12/30/2024	01/14/2025		(6,592)	(6,595)
	4.650	12/31/2024	01/07/2025		(13,314)	(13,317)
	4.660	12/18/2024	01/14/2025		(73,258)	(73,400)
SBI	4.630	12/19/2024	01/07/2025		(2,102,889)	(2,106,676)

Total Reverse Repurchase Agreements						$(3,293,167)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	4.660%	12/31/2024	01/02/2025		$(3,925)	$(3,926)
BOS	4.900	12/30/2024	01/03/2025		(4,271)	(4,272)

Total Sale-Buyback Transactions						$(8,198)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (34.1)%
Ginnie Mae, TBA		4.500%	01/01/2055	$81,350	$(76,866)	$(76,901)
Uniform Mortgage-Backed Security, TBA		1.500	01/01/2040	9,500	(8,287)	(8,145)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2040	36,900	(33,198)	(32,589)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2040	187,000	(166,326)	(165,264)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2055	42,750	(33,732)	(33,285)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2055	674,735	(556,551)	(549,751)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2040	29,425	(27,754)	(27,379)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2055	15,000	(12,757)	(12,742)
Uniform Mortgage-Backed Security, TBA		3.000	02/01/2055	1,786,480	(1,535,610)	(1,517,671)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2055	834,710	(734,197)	(738,232)
Uniform Mortgage-Backed Security, TBA		4.000	01/01/2055	145,800	(132,805)	(133,339)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

UniformMortgage-Backed Security, TBA						5.000	01/01/2055	332,020	(323,687)	(320,476)
Uniform Mortgage-Backed Security, TBA						5.500	01/01/2055	53,000	(52,099)	(52,306)
Uniform Mortgage-Backed Security, TBA						6.000	01/01/2055	20,000	(20,108)	(20,095)

Total Short Sales (34.1)%									$(3,713,977)	$(3,688,175)

(h)	Securities with an aggregate market value of $3,393,403 and cash of $510 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,882,465) at a weighted average interest rate of 5.154%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2027	13,207	$3,170,836	$(21,414)		$0	$(495)
U.S. Treasury 5-Year Note March Futures				03/2025	100	10,630	(56)		0	(9)
U.S. Treasury 10-Year Note March Futures				03/2025	9,512	1,034,430	(10,622)		0	(2,081)

							$(32,092)		$0	$(2,585)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2025	9,244	$(2,210,645)	$(7,674)		$0	$(58)
3-Month SOFR Active Contract December Futures				03/2026	3,963	(951,665)	8,635		50	0
3-Month SOFR Active Contract March Futures				06/2025	8,619	(2,064,789)	2,856		0	0
30 Day Federal Fund January Futures				01/2025	5,173	(2,062,306)	(1,300)		0	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2025	101	(12,010)	389		44	0

							$2,906		$94	$(58)

Total Futures Contracts							$(29,186)		$94	$(2,643)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$678,000	$907	$3,119	$4,026	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	1,246,000	2,631	10,945	13,576	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	1,186,500	943	5,962	6,905	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025	905,300	333	4,268	4,601	192	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	905,300	479	15,034	15,513	184	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	905,300	454	14,044	14,498	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	2,349,375	11,061	12,165	23,226	102	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	707,400	(1,559)	165	(1,394)	0	(73)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2026	633,000	4,857	318	5,175	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	126,500	(93)	2,303	2,210	18	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	502,900	(9,043)	(925)	(9,968)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(407)	(385)	0	(4)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2028	23,300	(587)	(88)	(675)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,800	0	62	62	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,500	0	119	119	3	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	1,900	0	30	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	700	(3)	15	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	41,300	155	614	769	21	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	6,095	4	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029	183,400	3,998	5,664	9,662	99	0
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029	164,400	3,576	7,186	10,762	91	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,365,300	(128,666)	(25,806)	(154,472)	0	(1,471)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,500	0	42	42	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,700	0	102	102	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	3,200	0	88	88	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	3,200	0	84	84	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	5,600	0	144	144	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,900	0	98	98	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	7,100	0	175	175	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	7,100	0	175	175	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	3,200	0	78	78	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	3,200	0	75	75	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	2,100	0	45	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,600	0	33	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,600	0	52	52	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	4,500	0	90	90	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	3,400	0	68	68	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	2,100	0	38	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	2,100	0	38	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	2,100	0	38	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,400	0	25	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,100	0	37	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,200	0	38	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	2,100	0	35	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	71,700	1,506	696	2,202	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	142,000	3,053	7,330	10,383	127	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	143,500	3,003	6,040	9,043	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	112,100	2,479	4,101	6,580	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031	27,100	573	1,116	1,689	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	679,300	(2,657)	19,338	16,681	543	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,763,200	(65,039)	(19,578)	(84,617)	0	(1,617)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,496,600	140,696	108,267	248,963	1,650	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	258,700	22,630	13,755	36,385	304	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034	267,500	1,792	13,940	15,732	383	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	264,500	1,891	13,643	15,534	379	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	91,900	666	4,715	5,381	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034	46,100	410	2,287	2,697	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034	211,000	1,834	10,440	12,274	303	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	122,500	992	6,090	7,082	177	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034	122,500	894	6,161	7,055	177	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	235,400	6,578	1,176	7,754	327	0
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034	99,250	(55)	6,311	6,256	149	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	909,400	(10,779)	35,727	24,948	1,346	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	179,600	(5,317)	20,584	15,267	202	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	56,600	(612)	4,895	4,283	59	0
Receive(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	18,300	(289)	34	(255)	0	(53)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	4,900	90	564	654	0	(11)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	692	803	0	(6)

Total Swap Agreements	$(12,176)	$330,804	$318,628	$7,655	$(3,341)

(j)

Securities with an aggregate market value of $28,908 and cash of $121,257 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2025	$1,025	CAD	1,436	$0	$(26)
BPS	01/2025	EUR	691	$729	13	0
BRC	01/2025	CAD	41,195	29,259	587	0
01/2025	GBP	119,227	150,985	1,740	0
MBC	01/2025	EUR	75,875	79,940	1,308	0
SCX	01/2025	$2,687	GBP	2,143	0	(4)

Total Forward Foreign Currency Contracts	$3,648	$(30)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.950%	07/11/2025	287,100	$2,756	$634
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.290	12/11/2025	35,900	517	300
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/13/2025	333,000	2,248	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/11/2025	214,000	578	1,370
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	186,000	372	57
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.531	03/19/2025	228,500	641	566
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.626	03/26/2025	229,900	693	865
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/22/2025	83,000	759	71
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	623,500	184	349
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	426,200	339	330
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.780	02/05/2025	179,200	2,079	2
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.480	02/05/2025	179,200	2,079	6,207
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.250	03/17/2025	83,000	452	2
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/25/2025	684,200	1,129	425
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	181,400	244	223
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	2,541
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/02/2025	456,200	862	231

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	09/02/2025	456,200	347	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	183,500	310	66
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.315	02/03/2025	205,200	891	32
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.357	02/07/2025	218,100	720	67
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/21/2025	47,900	438	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	03/25/2025	166,200	3,357	413
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/03/2025	264,200	1,559	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/28/2025	19,300	112	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	05/20/2025	205,200	5,930	1,119
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	354,400	354	374
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.943	01/02/2025	204,800	625	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.262	09/11/2025	58,300	501	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.740	10/30/2025	95,200	714	305
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.740	10/30/2025	70,100	713	818
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.300	03/13/2025	189,500	341	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	09/25/2025	230,100	106	251
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	03/10/2025	103,900	704	4
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.175	03/10/2025	169,000	439	89
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2025	215,000	2,000	99
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	10/03/2025	83,300	500	137
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	11/10/2025	96,600	758	302
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	391,000	2,542	687
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2025	472,000	755	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	688,800	541	798
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/28/2025	52,700	532	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/13/2025	258,500	1,396	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/16/2025	120,600	1,367	90
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/21/2025	590,600	650	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/25/2025	671,200	826	20
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	7.000	05/08/2025	338,000	57	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	391,000	766	120
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/29/2025	332,400	416	372
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	01/03/2025	94,200	326	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.870	01/21/2025	236,500	999	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.292	02/25/2025	167,100	518	86
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	03/21/2025	170,400	1,568	29
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.985	10/29/2025	88,600	1,692	2,114
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	173,000	2,093	1,032
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	2,106
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	3,785
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/03/2025	153,300	724	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/30/2025	166,800	792	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/13/2025	467,500	351	298

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/16/2025	58,100	590	43
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/22/2025	66,500	662	57
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	169,600	2,103	211
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/10/2025	396,100	1,097	2,516
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	187,100	487	1,207
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	186,900	500	1,223
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.910	09/26/2025	190,000	3,624	702
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.660	09/26/2025	190,000	3,624	8,916
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	248,700	895	1,723
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	186,000	1,274	327
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	238,500	3,667	5,840
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.920	02/27/2025	102,700	4,285	2,639
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	202,000	374	65
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/18/2025	95,400	849	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/28/2025	120,800	1,176	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	03/03/2025	93,000	902	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.250	03/14/2025	93,100	577	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/14/2025	139,700	1,760	101
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	202,000	1,242	366
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	202,100	1,338	398

							$95,728	$56,212

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 2-Year Interest Rate Floor (2)	233.707%		1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$7,297
NGF	Call - OTC 2-Year Interest Rate Floor (2)	233.707		1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	4,992

							$46,224	$12,289

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae 5.000% due 03/01/2055		$95.828	03/06/2025		171,000	$588	$1,369
	Put - OTC Fannie Mae 6.000% due 03/01/2055		99.234	03/06/2025		174,500	273	583
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.453	01/07/2025		170,500	313	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055		99.125	02/06/2025		166,000	168	246
GSC	Put - OTC Fannie Mae 5.000% due 03/01/2055		95.797	03/06/2025		138,000	469	1,090
	Put - OTC Fannie Mae 6.000% due 03/01/2055		98.070	03/06/2025		151,000	318	265
	Put - OTC Fannie Mae 6.000% due 03/01/2055		99.094	03/06/2025		158,500	198	488
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.469	01/07/2025		137,500	247	0
	Put - OTC Fannie Mae 6.000% due 12/01/2025		98.750	01/07/2025		134,000	215	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055		97.414	01/07/2025		46,500	178	3
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055		97.422	01/07/2025		163,000	611	11
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055		99.148	02/06/2025		155,500	158	235
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2055		97.766	02/06/2025		156,000	244	459
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 01/01/2055		99.266	01/07/2025		158,500	272	5
SAL	Put - OTC Fannie Mae 6.000% due 03/01/2055		98.070	03/06/2025		158,000	346	277

							$4,598	$5,032

Total Purchased Options							$146,550	$73,533

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTENOPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.185%	03/06/2025	113,100	$(240)	$(753)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	01/07/2025	139,700	(782)	(448)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.000	01/13/2025	166,500	(1,249)	0
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.290	03/19/2025	80,000	(640)	(634)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.391	03/26/2025	80,100	(693)	(513)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	03/06/2025	220,700	(1,026)	(2,450)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	09/02/2025	912,400	(1,049)	(162)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.295	01/07/2025	100,400	(228)	(8)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	03/06/2025	94,800	(199)	(601)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	03/25/2025	166,200	(1,886)	(77)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	02/03/2025	82,100	(891)	(689)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.134	02/07/2025	82,300	(740)	(661)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	354,400	(174)	(181)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.203	02/06/2025	197,500	(326)	(787)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.417	01/09/2025	107,200	(193)	(6)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.500	03/06/2025	227,500	(626)	(505)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	03/10/2025	80,500	(440)	(1,169)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.161	02/06/2025	95,500	(244)	(666)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/29/2025	332,400	(196)	(184)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250	02/27/2025	390,200	(4,255)	(1,355)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.142	01/07/2025	92,600	(273)	(86)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.412	01/09/2025	86,400	(156)	(5)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.292	02/25/2025	167,100	(510)	(659)

							$(17,016)	$(12,599)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC 2-Year Interest Rate Floor (2)	233.707%		1-Day USD-SOFR Compounded-OIS	01/26/2027	4,184,000	$(24,978)	$(6,157)
NGF	Call - OTC 2-Year Interest Rate Floor (2)	233.707		1-Day USD-SOFR Compounded-OIS	10/01/2027	1,760,000	(21,120)	(3,980)

							$(46,098)	$(10,137)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Fannie Mae 5.000% due 03/01/2055		$98.344	03/06/2025		6,000	$(13)	$(14)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055		96.484	01/07/2025		10,500	(44)	(30)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055		96.516	01/07/2025		10,500	(44)	(32)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055		96.531	02/06/2025		103,500	(210)	(831)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055		100.531	02/06/2025		103,500	(129)	(4)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055		96.766	01/07/2025		12,000	(27)	(54)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055		97.672	01/07/2025		60,000	(152)	(734)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.938	01/07/2025	1,000	(3)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	99.594	01/07/2025	2,000	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.625	01/07/2025	15,000	(76)	(8)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.922	01/07/2025	10,000	(27)	(147)

$(731)	$(1,869)

Total Written Options	$(63,845)	$(24,605)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,416	$(488)	$383	$0	$(105)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,513	(937)	659	0	(278)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	222	(64)	47	0	(17)
SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,223	(532)	356	0	(176)

Total Swap Agreements	$(2,021)	$1,445	$0	$(576)

(l)

Securities with an aggregate market value of $1,480 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$201	$0	$201
Corporate Bonds & Notes
Banking & Finance	0	6,628	0	6,628
Industrials	0	2,430	0	2,430
Municipal Bonds & Notes
Michigan	0	3,559	0	3,559
U.S. Government Agencies	0	15,762,053	0	15,762,053
U.S. Treasury Obligations	0	29,836	0	29,836
Non-Agency Mortgage-Backed Securities	0	3,122,309	387,542	3,509,851
Asset-Backed Securities
Automobile ABS Other	0	157,562	0	157,562
Automobile Sequential	0	545,711	11,717	557,428
CMBS Other	0	147,206	0	147,206
CMBS Subordinated	0	9,129	0	9,129
Home Equity Other	0	818,117	0	818,117
Home Equity Sequential	0	15,226	0	15,226
Manufact House Sequential	0	4,554	0	4,554
Whole Loan Collateral	0	177,752	11,781	189,533
Other ABS	0	1,388,147	41,853	1,430,000
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	31,808	0	31,808

$0	$22,222,228	$452,893	$22,675,121
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,047	$0	$0	$5,047

Total Investments	$5,047	$22,222,228	$452,893	$22,680,168

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Government Agencies	$0	$(3,668,175)	$0	$(3,668,175)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7,749	0	7,749
Over the counter	0	77,181	0	77,181

	$0	$84,930	$0	$84,930
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,984)	0	(5,984)
Over the counter	0	(24,635)	(576)	(25,211)

	$0	$(30,619)	$(576)	$(31,195)

Total Financial Derivative Instruments	$0	$54,311	$(576)	$53,735

Totals	$5,047	$18,588,364	$452,317	$19,045,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$60,916	$352,402	$(10,478)	$(2)	$(203)	$3,259	$0	$(18,352)	$387,542	$1,147
Asset-Backed Securities
Automobile Sequential	12,304	14	(628)	0	0	27	0	0	11,717	2
Home Equity Other	1,103	14	(906)	11	24	(9)	0	(237)	0	0
Whole Loan Collateral	10,115	11,819	(1,686)	0	0	2	0	(8,469)	11,781	(38)
Other ABS	502	41,923	(279)	3	0	168	0	(464)	41,853	167

	$84,940	$406,172	$(13,977)	$12	$(179)	$3,447	$0	$(27,522)	$452,893	$1,278
Financial Derivative Instruments- Liabilities
Over the counter	$(490)	$6	$(12)	$0	$156	$(234)	$0	$0	$(576)	$(125)

Totals	$84,450	$406,177	$(13,989)	$12	$(23)	$3,212	$0	$(27,522)	$452,317	$1,155

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$36,610	Discounted Cash Flow			Discount Rate			4.887-6.069	4.986
		37,340	Other Valuation Techniques(3)			—			-	—
		225,800	Proxy pricing			Base Price			50.00-12,382.515	12.961
		87,792	Recent Transaction			Purchase Price			99.999	—
Asset-Backed Securities
Automobile Sequential		11,717	Discounted Cash Flow			Discount Rate			9.140-9.390	8.657
Whole Loan Collateral		11,781	Proxy pricing			Base Price			100.00	—
Other ABS		1,891	Other Valuation Techniques(3)			—			-	—
		39,323	Proxy pricing			Base Price			35.220-100.000	38.66
		639	Recent Transaction			Purchase Price			49.094	—
Financial Derivative Instruments- Liabilities
Over the counter		(576)	Indicative Market Quotation			Broker Quote			92.000-92.500	92.091

Total		$452,317

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund

As of December 31, 2024 there were no open written options.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,795

INDUSTRIALS 0.2%
Adventist Health System 3.630% due 03/01/2049	5,000	3,532
CommonSpirit Health 4.187% due 10/01/2049	3,000	2,353

		5,885

Total Corporate Bonds & Notes (Cost $10,575)		10,680

MUNICIPAL BONDS & NOTES 91.3%
ALABAMA 3.9%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	553
Alabama Housing Finances Authority, Revenue Bonds, Series 2024 5.000% due 11/01/2027	2,750	2,824
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.970% (MUNIPSA) due 10/01/2052 ~	3,500	3,404
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	2,750	2,890
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,597
5.500% due 10/01/2054	9,700	10,512
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	14,000	14,869
5.000% due 10/01/2055	9,000	9,497
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,000	3,304
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	8,700	9,394
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,085
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	14,700	14,242
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	8,200	8,725
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	10,103
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,158
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	16,700	17,325
5.000% due 11/01/2055	4,700	5,000

		130,482

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	7,971

ARIZONA 1.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	328
5.000% due 01/01/2043	6,285	5,279
5.000% due 01/01/2054	8,000	6,720
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	14,200	14,238
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	4,971
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,464
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	11,300	11,526

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

PhoenixCivic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,228

		46,754

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,544

CALIFORNIA 7.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2048 (d)	5,000	2,907
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.700% due 04/01/2055	10,860	10,860
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.375% due 07/01/2049	5,250	5,197
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,400	3,607
5.500% due 10/01/2054	3,480	3,789
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	27,100	28,920
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	545	546
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	3,500	3,525
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,773
4.000% due 06/01/2050	2,500	2,375
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	9,600	9,642
California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	15,000	14,991
6.000% due 03/01/2053	20,500	20,550
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	15,000	15,414
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,722
5.000% due 01/01/2056	1,250	1,225
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,100	2,114
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	2,000	2,019
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	2,009
4.000% due 09/01/2050 (e)	1,030	835
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,389
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,878
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	3,000	2,930
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	6,800	7,136
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,445	4,733
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,730	2,324
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	84,700	8,995
3.850% due 06/01/2050	4,465	4,046
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	890	848
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,209
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,497
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	11,150	11,149
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (c)	5,000	1,805
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,003
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	1,050	1,088
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	6,855
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	20,250	21,413
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	5,000	4,988

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

SanDiego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	3,565	3,558

		232,864

COLORADO 2.2%
Board of Governors of Colorado State University System Cerificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,423
5.000% due 11/01/2044	1,300	1,417
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	4,810
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.500% due 12/01/2054	5,750	6,469
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,195	8,039
4.000% due 08/01/2044	4,915	4,593
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.170% (MUNIPSA) due 05/15/2061 ~	7,250	7,221
5.250% due 11/01/2039	2,000	2,210
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	7,500	7,477
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	3,500	3,699
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2044	1,250	1,304
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	3,600	3,466
5.000% due 11/15/2053	4,905	5,061
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	7,000	7,131
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,354
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,293
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,266

		75,233

CONNECTICUT 1.3%
Connecticut Housing Finance Authority Revenue Bonds, Series 2017 3.100% due 05/15/2040	13,635	13,635
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2031	3,500	3,836
Connecticut State General Obligation Bonds, Series 2018 4.000% due 06/15/2037	1,875	1,881
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,007
5.000% due 04/15/2035	6,300	6,726
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016 3.600% due 07/01/2042	15,075	15,075
University of Connecticut Revenue Bonds, Series 2023 5.250% due 11/15/2048	1,710	1,880

		45,040

DELAWARE 0.3%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	863
3.401% due 12/01/2039	8,000	6,855
7.120% due 12/01/2039	1,415	1,326
7.650% due 12/01/2039	180	176

		9,220

DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	4,000	4,212
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,643
5.000% due 10/01/2040	1,750	1,842
5.250% due 10/01/2041	2,000	2,166
5.250% due 10/01/2045	4,375	4,687
5.250% due 10/01/2046	4,000	4,275
5.500% due 10/01/2054	2,000	2,161
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,770
5.000% due 07/15/2048	5,025	5,364

		29,120

FLORIDA 4.3%
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,247

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

CapitalTrust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,250	1,302
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,500	1,588
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	4,500	4,748
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	5,000	4,849
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,879
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	3,500	3,649
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,145
5.000% due 10/01/2036	5,235	5,562
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,112
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	7,000	7,706
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.800% due 11/15/2054	2,600	2,600
3.950% due 11/15/2054	7,950	7,950
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	5,000	5,407
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2036	10,000	11,444
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	4,985	4,994
Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038	1,000	1,101
5.250% due 10/01/2044	4,500	4,828
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	5,000	4,784
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,265	1,288
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019 5.000% due 10/01/2049	4,275	4,339
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2034	11,600	12,558
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,967
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,388
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,276
5.250% due 10/01/2054	10,000	10,852
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,763
5.250% due 10/01/2052	5,000	5,175
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	2,800	2,995
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2041	1,000	1,082
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	1,650	1,669
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2034	9,005	10,152
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	957
0.000% due 10/01/2033 (c)	1,680	1,174
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	482
0.000% due 09/01/2036 (c)	800	491
0.000% due 09/01/2037 (c)	800	468
0.000% due 09/01/2038 (c)	1,000	556
4.000% due 07/01/2039	1,200	1,175
Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	1,195	961

		143,663

GEORGIA 2.5%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,270	1,316
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,068
5.000% due 07/01/2037	500	530
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,996
4.125% due 11/01/2045	1,000	925
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2048	10,000	10,623
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,121
Housing Authority of Douglas County Multifamily Tax-Exempt Bonds 4.375% due 04/01/2043	3,000	2,975

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MainStreet Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	7,000	7,052
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,236
5.000% due 12/01/2053	11,700	12,370
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,274
5.250% due 01/01/2044	1,100	1,206
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	6,000	6,001
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	875
5.000% due 01/01/2038	1,500	1,542
5.000% due 01/01/2049	10,000	10,211
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,000	2,090
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	319
5.000% due 01/01/2030	165	174
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,900
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2040	1,250	1,362
5.000% due 01/01/2042	1,200	1,294
5.000% due 01/01/2043	1,050	1,128

		82,588

ILLINOIS 6.4%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,877
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2037	3,500	3,722
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2042	1,470	1,623
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	5,124
5.250% due 01/01/2053	5,000	5,173
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2033	5,405	5,837
5.250% due 01/01/2040	1,500	1,635
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,690
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	1,530	1,605
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,235
5.000% due 02/15/2029	4,500	4,660
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	2,800	1,936
5.000% due 11/01/2049 ^(b)	2,500	1,485
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,848
Illinois Finance Authority Revenue Bonds, Series 2021
3.800% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,419
Illinois Finance Authority Revenue Bonds, Series 2022 3.600% due 08/15/2057	29,755	29,755
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2034	3,500	3,502
Illinois State General Obligation Bonds, Series 2016 5.000% due 02/01/2026	3,790	3,855
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2026	5,000	5,154
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	903
5.000% due 10/01/2033	1,610	1,681
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,353
4.000% due 10/01/2035	8,000	7,967
5.500% due 05/01/2030	3,000	3,201
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035	4,145	4,591
5.000% due 05/01/2035	19,000	20,975
5.000% due 02/01/2036	21,000	23,159
5.000% due 05/01/2039	5,000	5,418
5.000% due 05/01/2040	6,000	6,463
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,690
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	909
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	4,280	4,296
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,340	2,487

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MetropolitanPier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	4,500	2,700
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	14,050
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2017 5.000% due 06/01/2028	2,250	2,310
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,298
5.000% due 01/01/2037	1,150	1,192
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 5.000% due 01/01/2030	2,250	2,436

		212,514

INDIANA 1.5%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	2,240	2,043
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,152
4.250% due 11/01/2030	15,835	16,143
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	5,595	1,796
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2036	2,200	2,477
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2049	1,500	1,519
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,304
6.000% due 03/01/2053	5,000	5,351
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,006
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	997
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,006
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,500	10,688

		51,482

IOWA 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,476
5.000% due 12/01/2050	1,700	1,934
Iowa Finance Authority Revenue Bonds, Series 2024 5.000% due 08/01/2034	7,000	8,059

		17,469

KENTUCKY 0.4%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2044	2,000	2,147
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,344
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,006
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	7,000	7,110
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2049	2,500	2,683

		14,290

LOUISIANA 0.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2041	1,500	1,620
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.250% due 01/01/2044	22,000	23,468
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	4,015	3,937

		29,025

MAINE 0.3%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,476
4.000% due 12/01/2034	1,580	1,516
4.000% due 12/01/2035	1,395	1,326
4.000% due 12/01/2036	1,460	1,376
4.250% due 12/01/2037	1,440	1,372

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 12/01/2032	1,670	1,768

		8,834

MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	4,500	3,319

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,002
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,301
5.250% due 10/01/2047	9,000	9,859
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,340
5.000% due 10/01/2053	16,000	17,043
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,504
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.220% (MUNIPSA) due 07/01/2049 ~	1,000	997
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	1,500	1,446
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2035	1,350	1,453

		45,945

MICHIGAN 2.2%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	9,130	9,825
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	5,000	5,201
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	12,700	9,826
Detroit, Michigan General Obligation Bonds, Series 2023 5.250% due 05/01/2033	800	892
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	3,750	3,701
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,438
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	3,000	3,245
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	26,500	2,766
5.000% due 06/01/2040	2,500	2,600
Michigan Finance Authority Revenue Bonds, Series 2024 4.375% due 02/28/2054	4,335	4,088
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,185	2,109
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	3,400	3,735
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2046	5,320	5,292
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	12,000	12,964
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,345
5.000% due 12/01/2032	1,405	1,523
5.250% due 12/01/2035	1,625	1,802
5.250% due 12/01/2036	1,710	1,890

		74,242

MINNESOTA 1.2%
Minneapolis, Minnesota Revenue Bonds, Series 2018 3.100% due 11/15/2048	20,000	20,000
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2032	1,075	1,156
5.000% due 01/01/2035	1,350	1,433
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,100	3,463
6.500% due 01/01/2055	10,000	11,239
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,750	2,873

		40,164

MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,463
4.000% due 02/15/2049	1,000	960
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2032	4,630	4,824

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MissouriDevelopment Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,237

		11,484

MULTI-STATE 2.4%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	18,710	18,122
4.142% due 01/25/2040	9,858	9,467
4.550% due 08/25/2040	19,175	18,902
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	12,575	12,524
4.545% due 10/25/2040	12,055	11,989
4.563% due 04/25/2042 ~	6,296	6,279
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036	1,895	1,682

		78,965

NEBRASKA 0.2%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	944
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	2,250	2,299
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2043	3,500	3,820

		7,063

NEVADA 0.1%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2048	1,000	948
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,505

		3,453

NEW HAMPSHIRE 1.0%
National Finance Authority Affordable Housing 4.150% due 10/20/2040	9,800	9,584
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,887	3,674
3.875% due 01/20/2038	9,841	9,320
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.595% due 08/20/2039 (a)	14,848	601
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	10,000	11,250

		34,429

NEW JERSEY 1.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,029
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	335	338
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	986
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	3,402
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2028	2,155	2,304
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 12/15/2028	1,100	1,176
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,994
4.000% due 06/15/2050	1,000	952
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2035	3,250	3,300
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2038	5,000	5,495
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024 5.000% due 06/15/2037	25,000	28,053
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	5,000	5,000
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,800	2,802
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	4,260	4,451

		61,282

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	7,236

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	4,350	4,398

		11,634

NEW YORK 14.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	4,050
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,205	3,019
Build NYC Resource Corp., New York Revenue Bonds, Series 2024 5.000% due 09/01/2037	1,475	1,582
Build NYC Resource Corp., New York Revenue Notes, Series 2024 5.000% due 09/01/2034	1,550	1,683
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,544
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	5,000	5,341
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	3,600	3,643
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,723
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.750% due 11/01/2054	3,700	3,721
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.478% due 03/01/2026	2,000	1,995
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,140
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 3.850% due 11/01/2042	12,040	12,040
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.050% due 08/01/2045	13,900	13,900
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
3.850% due 11/01/2044	20,000	20,000
4.000% due 11/01/2039	8,000	8,025
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	14,625	14,276
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2040	5,000	5,445
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.850% due 06/15/2050	17,750	17,750
New York City, New York General Obligation Bonds, Series 2010 3.500% due 03/01/2039	11,150	11,150
New York City, New York General Obligation Bonds, Series 2012 4.000% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2014 4.050% due 03/01/2040	8,000	8,000
New York City, New York General Obligation Bonds, Series 2015 3.850% due 06/01/2044	24,155	24,155
New York City, New York General Obligation Bonds, Series 2018 3.850% due 12/01/2047	15,000	15,000
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	5,750	6,240
New York City, New York Housing Development Corp. Revenue Bonds, Series 2005 3.570% due 04/15/2035	15,500	15,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 4.050% due 06/15/2044	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
4.050% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,351
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	5,425	5,941
5.250% due 06/15/2053	7,100	7,726
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 3.900% due 02/01/2044	10,000	10,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,686
5.250% due 05/01/2048	4,000	4,370
5.250% due 05/01/2050	2,000	2,176
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.250% due 05/01/2048	20,000	22,022
5.250% due 02/01/2053	2,000	2,174
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	7,004
5.375% due 11/15/2040	8,005	8,012
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2048	7,500	8,066
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,463
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,895	3,028
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,033
4.000% due 02/15/2047	3,710	3,592
5.000% due 07/01/2050	3,500	3,666

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NewYork State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,019
4.000% due 05/01/2041	5,350	5,216
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 05/01/2039	3,250	3,273
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	3,700	4,191
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	2,600	2,497
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	5,000	5,302
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,010
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,385
5.000% due 03/15/2044	2,500	2,640
New York State Urban Development Corp. Revenue Bonds, Series 2023
4.000% due 03/15/2051	8,550	8,240
5.000% due 03/15/2043	10,000	10,887
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	23,400	24,837
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	8,550	8,784
5.500% due 06/30/2043	2,250	2,417
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	3,000	3,096
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,900	5,900
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	800	822
New York Transportation Development Corp. Revenue Bonds, Series 2020 4.000% due 10/01/2030	8,495	8,438
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,494
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	12,300	13,705
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	16,500	16,646
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,190	1,170
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,374
5.000% due 12/01/2038	1,400	1,501
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	3,020	3,041
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,029

		491,946

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2037	10,000	10,000
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	3,640	3,664
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,600	4,000
6.250% due 07/01/2055	6,500	7,137
North Carolina Medical Care Commission Revenue Bonds, Series 2004 3.150% due 11/01/2034	25,580	25,580

		50,381

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2053	2,250	2,318

OHIO 2.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	88,000	7,965
4.000% due 06/01/2048	7,570	6,603
5.000% due 06/01/2036	2,000	2,090
5.000% due 06/01/2055	2,500	2,219
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	3,300	3,305
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	7,208
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	6,800	7,175
Montgomery County, Ohio Revenue Bonds, Series 2018 3.850% due 11/15/2045	15,735	15,735
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,361
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	14,275	13,321

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

OhioHousing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	18,165	19,960
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	968

		90,910

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,605	2,650
Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	1,750	1,642
5.000% due 08/01/2028	715	734
5.000% due 08/01/2029	755	779
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	6,300	6,930

		12,735

OREGON 0.5%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,445
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	986
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2036 (c)	1,500	933
Port of Portland, Oregon Airport Revenue Bonds, Series 2022 4.000% due 07/01/2047	4,290	4,004
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,500	7,966

		15,334

PENNSYLVANIA 3.6%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,392
5.000% due 12/01/2043	1,000	1,089
5.000% due 12/01/2055	2,000	2,129
5.250% due 12/01/2055	2,500	2,737
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	435	478
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,537
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	7,500	7,475
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	9,750	9,105
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	6,205	6,389
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.720% (MUNIPSA) due 08/15/2038 ~(e)	3,100	3,079
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,022
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	4,600	4,700
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2020
4.000% due 01/01/2027	1,525	1,532
4.000% due 01/01/2030	800	803
4.000% due 01/01/2031	800	803
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 4.000% due 07/01/2026	1,500	1,504
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,477
5.000% due 12/31/2032	2,500	2,663
5.250% due 06/30/2053	4,560	4,683
5.500% due 06/30/2037	1,850	2,018
5.500% due 06/30/2038	2,000	2,175
5.500% due 06/30/2039	5,500	5,955
6.000% due 06/30/2061	7,000	7,630
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,821
5.250% due 11/01/2039	5,000	5,546
5.250% due 11/01/2040	3,000	3,303
5.250% due 11/01/2044	2,000	2,156
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,900	4,223
6.250% due 10/01/2054	2,200	2,411
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,500	2,363
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,500	2,400
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	2,000	1,972
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,387

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

PennsylvaniaTurnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2041	3,450	3,815
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2042	3,000	3,289
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,099
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 07/01/2028	1,400	1,444
5.000% due 07/01/2030	700	729

		121,333

PUERTO RICO 3.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	19,007	11,666
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 5.625% due 07/01/2027	1,725	1,788
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	9,790	9,619
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,769
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	13,500	4,366
0.000% due 07/01/2051 (c)	71,212	16,720
4.500% due 07/01/2034	2,456	2,461
4.750% due 07/01/2053	11,570	11,419
5.000% due 07/01/2058	9,000	8,984
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,800	10,666
4.550% due 07/01/2040	10,167	10,173
4.784% due 07/01/2058	5,000	4,920

		100,551

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,078
5.000% due 05/15/2042	1,000	1,059
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,021
5.000% due 06/01/2040	6,770	6,788
5.000% due 06/01/2050	13,800	13,809

		27,755

SOUTH CAROLINA 0.4%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	662
4.250% due 02/01/2043	675	685
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	5,500	5,883
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.250% due 12/01/2049	6,000	6,494

		13,724

TENNESSEE 1.7%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	2,000	2,135
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 4.750% due 07/01/2027	195	175
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,126
5.000% due 07/01/2056	2,630	2,772
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	4,982
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	786
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	6,755	6,898
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	10,200	10,176
3.250% due 10/01/2046	9,100	9,079
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022 5.250% due 07/01/2032	1,205	1,321
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,081
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,410

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

TennesseeEnergy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,782

		57,723

TEXAS 12.2%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045 ^(b)	6,000	5,644
7.500% due 12/01/2045 ^(b)	1,000	342
Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 02/15/2053	1,750	1,690
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	3,200	3,128
4.250% due 06/15/2059	850	836
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	3,200	3,187
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	3,900	3,871
Bexar Management And Development Corp., Texas Revenue Bonds, Series 2024 3.020% due 05/10/2045	4,000	3,939
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	2,000	1,856
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	4,500	4,883
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	800	784
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,648
5.000% due 08/15/2041	1,500	1,640
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,287
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,475
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,180	3,001
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	8,855	8,690
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	6,000	6,577
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	5,000	5,355
Denton, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2044	4,190	4,066
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	8,206
5.000% due 02/15/2042	8,450	9,212
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	7,500	7,458
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	9,140	8,733
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,418
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	1,959
Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,200	2,208
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	4,000	4,068
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,416
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	2,000	1,899
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	4,600	4,364
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012 4.050% due 11/01/2041	24,000	24,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2034	7,890	8,918
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	6,735	6,671
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2037	22,500	23,835
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2037	2,000	2,140
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,456
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	5,000	4,795
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	8,100	7,716
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,250	1,233
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,275
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	5,000	4,975

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MansfieldIndependent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,000	5,754
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2049	5,000	4,764
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	3,170	3,095
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	8,000	7,956
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	1,956
North Texas Tollway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2032	5,500	6,124
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	5,000	4,793
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	16,000	17,454
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,043
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	10,000	9,534
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,260
5.000% due 11/15/2052	2,800	3,021
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	10,000	11,131
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	2,920	3,106
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.546% (TSFR3M) due 12/15/2026 ~	4,000	3,997
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,970	8,086
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	1,875	1,838
Texas State General Obligation Bonds, Series 2020 3.100% due 12/01/2050	31,595	31,595
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2043	3,750	4,092
5.000% due 03/15/2044	3,000	3,264
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,567
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	7,200	7,468
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,879
5.000% due 10/15/2058	4,000	4,257
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047	15,000	14,676
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,012
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2053	5,535	5,285

		408,961

UTAH 0.9%
Salt Lake City, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,039
Salt Lake City, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	3,430	3,467
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2043	2,500	2,671
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	6,900	7,709
Utah Transit Authority Revenue Bonds, Series 2023 5.000% due 12/15/2041	11,000	12,144

		29,030

VIRGINIA 1.0%
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.250% due 07/01/2043	3,500	3,848
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,099
4.000% due 01/01/2055	2,500	2,249
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	10,725	10,319
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	2,345	2,422
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,559
5.500% due 07/01/2049	2,500	2,152

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

VirginiaSmall Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	3,120

		31,768

WASHINGTON 1.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,074
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	935
Washington State General Obligation Bonds, Series 2023 5.000% due 08/01/2048	10,000	10,761
Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,565
5.000% due 07/01/2036	2,995	3,432
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	9,905	8,854
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	8,888	8,502

		36,123

WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2048	6,300	7,060
West Virginia Housing Development Fund Revenue Notes, Series 2024 5.000% due 08/01/2027	3,000	3,096

		10,156

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2016 2.625% due 11/01/2025	1,500	1,480
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,365	2,359
5.250% due 03/01/2045	1,825	1,748
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	888
4.000% due 03/31/2056	4,690	3,926
4.500% due 06/01/2056	2,500	1,990
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,800
0.000% due 12/15/2039 (c)	3,250	1,646
0.000% due 12/15/2050 (c)	15,000	4,248
0.000% due 12/15/2060 (c)	2,500	420
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,795
5.250% due 02/15/2054	2,500	2,660
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,284
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.950% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,373

		38,717

Total Municipal Bonds & Notes (Cost $3,016,633)		3,053,538

U.S. GOVERNMENT AGENCIES 3.8%
Freddie Mac
2.990% due 04/25/2043 ~	8,622	7,146
3.600% due 06/01/2043	5,563	4,877
3.660% due 01/01/2039	3,396	3,089
3.720% due 01/01/2041	8,279	7,414
3.790% due 07/01/2040	3,934	3,562
3.800% due 01/01/2040	9,926	9,021
3.850% due 02/01/2038 - 01/01/2040	23,038	21,089
4.000% due 01/01/2039	2,000	1,862
4.250% due 08/01/2038 - 06/01/2041	16,024	15,211
4.300% due 10/01/2038	10,132	9,682
4.370% due 03/01/2040	3,841	3,701
4.400% due 11/01/2040	4,823	4,620
4.600% due 03/01/2041	4,700	4,609
4.900% due 02/01/2040	4,084	4,107
5.210% due 08/01/2040	12,007	12,503
5.360% due 06/01/2039	7,448	7,796
5.449% due 07/15/2040 •	6,931	7,172

Total U.S. Government Agencies (Cost $127,986)		127,461

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,495	2,530
4.600% due 01/01/2042	4,800	4,835
4.800% due 07/01/2045	4,200	4,263

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Total Non-Agency Mortgage-Backed Securities (Cost $11,495)		11,628

SHORT-TERM INSTRUMENTS 0.9%
MUNICIPAL BONDS & NOTES 0.9%
Comal Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024 5.000% due 02/15/2025	3,800	3,808
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	10,900	10,998
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	11,400	11,471
University of Colorado Revenue Notes, Series 2024 5.000% due 06/01/2025	2,500	2,520

Total Municipal Bonds & Notes (Cost $28,831)		28,797

Total Short-Term Instruments (Cost $28,831)		28,797

Total Investments in Securities (Cost $3,195,520)		3,232,104

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	9,912,140	96,515

Total Short-Term Instruments (Cost $96,387)		96,515

Total Investments in Affiliates (Cost $96,387)		96,515

Total Investments 99.5% (Cost $3,291,907)		$3,328,619
Financial Derivative Instruments(f)0.0%(Cost or Premiums, net $0)		8
Other Assets and Liabilities, net 0.5%		16,627

Net Assets 100.0%		$3,345,254

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$832	$835	0.03%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.720	08/15/2038	09/14/2021	3,149	3,079	0.09
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,410	2,497	0.07

$6,391	$6,411	0.19%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	81	$(8,611)	$36	$8	$0

Total Futures Contracts	$36	$8	$0

Cash of $106 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,795	$4,795
Industrials	0	5,885	0	5,885
Municipal Bonds & Notes
Alabama	0	130,482	0	130,482
Alaska	0	7,971	0	7,971
Arizona	0	46,754	0	46,754
Arkansas	0	5,544	0	5,544
California	0	232,864	0	232,864
Colorado	0	75,233	0	75,233
Connecticut	0	45,040	0	45,040
Delaware	0	9,220	0	9,220
District of Columbia	0	29,120	0	29,120
Florida	0	143,663	0	143,663
Georgia	0	82,588	0	82,588
Illinois	0	212,514	0	212,514
Indiana	0	51,482	0	51,482
Iowa	0	17,469	0	17,469
Kentucky	0	14,290	0	14,290
Louisiana	0	29,025	0	29,025
Maine	0	8,834	0	8,834
Maryland	0	3,319	0	3,319
Massachusetts	0	45,945	0	45,945

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Michigan	0	74,242	0	74,242
Minnesota	0	40,164	0	40,164
Missouri	0	11,484	0	11,484
Multi-State	0	78,965	0	78,965
Nebraska	0	7,063	0	7,063
Nevada	0	3,453	0	3,453
New Hampshire	0	34,429	0	34,429
New Jersey	0	61,282	0	61,282
New Mexico	0	11,634	0	11,634
New York	0	491,946	0	491,946
North Carolina	0	50,381	0	50,381
North Dakota	0	2,318	0	2,318
Ohio	0	90,910	0	90,910
Oklahoma	0	12,735	0	12,735
Oregon	0	15,334	0	15,334
Pennsylvania	0	121,333	0	121,333
Puerto Rico	0	100,551	0	100,551
Rhode Island	0	27,755	0	27,755
South Carolina	0	13,724	0	13,724
Tennessee	0	57,723	0	57,723
Texas	0	408,961	0	408,961
Utah	0	29,030	0	29,030
Virginia	0	31,768	0	31,768
Washington	0	36,123	0	36,123
West Virginia	0	10,156	0	10,156
Wisconsin	0	38,717	0	38,717
U.S. Government Agencies	0	127,461	0	127,461
Non-Agency Mortgage-Backed Securities	0	11,628	0	11,628
Short-Term Instruments
Municipal Bonds & Notes	0	28,797	0	28,797

	$0	$3,227,309	$4,795	$3,232,104
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$96,515	$0	$0	$96,515

Total Investments	$96,515	$3,227,309	$4,795	$3,328,619

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8

Total Financial Derivative Instruments	$0	$8	$0	$8

Totals	$96,515	$3,227,317	$4,795	$3,328,627

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
MUNICIPAL BONDS & NOTES 91.0%
ALABAMA 3.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$2,001
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,523
5.500% due 10/01/2054	3,400	3,685
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,717
5.000% due 10/01/2055	2,300	2,427
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	800	881
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	2,100	2,268
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	900	889
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,900	2,022
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,664
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,050	3,210
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	4,100	4,253
5.000% due 11/01/2055	1,200	1,276
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,801

		32,617

ARIZONA 2.1%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	999
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	5,000	5,014
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,495
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	310
5.000% due 07/01/2030	350	361
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2022 5.000% due 01/01/2031	2,505	2,735
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,000	1,057
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	2,800	2,856
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,443

		18,270

CALIFORNIA 6.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.070% (MUNIPSA) due 04/01/2056 ~	1,000	995
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.000% due 07/01/2039	4,250	4,181
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,400	2,546
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	6,800	7,256
California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	3,500	3,498
6.000% due 03/01/2053	5,500	5,514
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	500	503
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,250	1,281
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	4,000	4,164
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,528

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,700	1,784
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,614
Fremont Unified School District/Alameda County, California General Obligation Bonds, Series 2021 1.313% due 08/01/2028	4,000	3,573
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,630	1,477
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	695	662
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,625
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,000	1,097
5.000% due 07/01/2039	3,500	3,787
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2032	4,000	4,346
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,330

		55,761

COLORADO 2.9%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2041	1,000	1,100
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	3,000	2,943
4.000% due 08/01/2049	1,385	1,242
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,123
5.250% due 11/01/2036	1,000	1,114
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	2,060	2,309
5.000% due 05/15/2034	1,600	1,822
5.000% due 12/01/2034	3,000	3,380
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,022
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,081
Denver, Colorado Airport System City & County Revenue Bonds, Series 2023 5.000% due 11/15/2030	1,500	1,610
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.738% (SOFRRATE) due 09/01/2039 ~	1,600	1,599
Regional Transportation District, Colorado Revenue Bonds, Series 2020 5.000% due 01/15/2031	1,140	1,225
University of Colorado Hospital Authority Revenue Bonds, Series 2024 5.000% due 11/15/2031	1,600	1,776

		24,346

CONNECTICUT 0.2%
Bridgeport, Connecticut General Obligation Bonds, Series 2017 5.000% due 08/15/2027	895	937
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,066

		2,003

DISTRICT OF COLUMBIA 1.1%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2039	3,000	3,374
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 5.000% due 10/01/2029	3,000	3,183
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2037	2,500	2,665

		9,222

FLORIDA 7.1%
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2031	250	251
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2021 2.875% due 05/01/2031	1,000	913
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 4.250% due 05/01/2031	590	584
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,350	1,406
Florida Development Finance Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2026	1,450	1,475
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	1,000	994
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	506
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,468

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.050% due 10/01/2042	7,520	7,520
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024 5.150% due 05/01/2031	535	539
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,004
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,566
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2031	345	347
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.800% due 11/15/2054	8,000	8,000
5.000% due 11/15/2034	3,000	3,417
Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024 4.750% due 05/01/2031	885	903
Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024 5.000% due 02/01/2034	1,000	1,069
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2035	2,000	2,294
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,150	1,171
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2034	2,800	3,031
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,645
5.000% due 10/01/2036	1,300	1,384
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	745	745
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024 4.875% due 05/01/2031	500	503
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2034	4,800	5,411
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	897
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2026 (a)	275	257
0.000% due 10/01/2032 (a)	1,000	731
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024 4.200% due 05/01/2031	365	359
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 4.250% due 05/01/2031	300	297
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024 4.800% due 05/01/2031	250	250
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,038
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	1,000	1,033
5.250% due 05/01/2054	995	1,022
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024 4.000% due 05/01/2034	700	695
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024 4.875% due 05/01/2031	515	518

		60,243

GEORGIA 2.5%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	1,985
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2035	4,000	3,979
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	999
4.125% due 11/01/2045	1,000	925
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2041	3,125	3,364
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	399
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,505
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	252
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	2,400	2,537
Municipal Electric Authority of Georgia Revenue Bonds, (AGM Insured), Series 2021 5.000% due 01/01/2025	425	425
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	1,500	1,500
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	524
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021 5.000% due 01/01/2028	175	181
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	1,000	980

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2037	1,340	1,490

		21,045

HAWAII 0.4%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,004

IDAHO 0.1%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,000	898

ILLINOIS 5.5%
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2041	1,945	2,155
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	759
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2036	1,800	1,941
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Bonds, Series 2021
5.000% due 06/01/2027	2,640	2,761
5.000% due 06/01/2028	1,875	1,990
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	1,250	1,269
Illinois Finance Authority Revenue Bonds, Series 2020
3.600% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,897
Illinois Finance Authority Revenue Bonds, Series 2022 3.700% due 08/15/2057	1,000	1,000
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	751
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,649
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	1,000	1,018
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	4,700	4,987
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2031	2,000	2,181
5.000% due 02/01/2033	1,100	1,217
5.000% due 02/01/2035	5,000	5,537
5.000% due 05/01/2036	4,850	5,333
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	576
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,071
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,549

		46,941

INDIANA 1.9%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,840
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,799
4.250% due 11/01/2030	1,000	1,020
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,225	1,377
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.000% due 03/01/2033	1,100	1,151
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,507
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	498
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,507
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,036

		15,735

IOWA 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	961
5.000% due 12/01/2050	400	455
Iowa Finance Authority Revenue Bonds, Series 2024 5.000% due 08/01/2034	1,700	1,957

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	990

		4,363

KENTUCKY 1.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,004
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,336
5.250% due 06/01/2039	1,250	1,388
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2039	1,000	1,086
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,600	1,625

		8,439

LOUISIANA 0.7%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2035	3,200	3,441
5.000% due 01/01/2036	2,000	2,142

		5,583

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	435
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	1,510	1,679

		2,114

MASSACHUSETTS 0.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,791
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	524

		2,315

MICHIGAN 3.7%
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	1,250	1,300
Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2028	300	317
5.250% due 05/01/2029	500	536
5.250% due 05/01/2030	700	760
5.250% due 05/01/2031	600	658
5.250% due 05/01/2032	600	664
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	1,000	987
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	1,660	1,744
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2038	3,500	3,911
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	504
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2032	1,205	1,297
5.000% due 08/31/2033	1,950	2,116
5.000% due 08/31/2035	1,190	1,316
5.000% due 02/28/2037	1,935	2,126
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	900	989
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,000	1,122
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,582
5.000% due 12/01/2032	1,470	1,593
5.000% due 12/01/2034	1,640	1,777

		31,299

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	1,000	1,056
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,000	1,117

		2,173

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	743

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

MISSOURI 0.4%
Missouri Development Finance Board Revenue Bonds, Series 2022 5.000% due 05/01/2031	1,190	1,303
St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023 4.910% due 01/01/2042	1,935	1,984

		3,287

MULTI-STATE 2.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.400% due 01/25/2036	2,730	2,555
3.996% due 12/25/2036	4,135	4,005
4.550% due 08/25/2040	4,471	4,407
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	2,994	2,982
4.545% due 10/25/2040	2,989	2,973

		16,922

NEVADA 0.5%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	1,195	1,160
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (a)	2,000	296
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,505

		3,961

NEW HAMPSHIRE 0.9%
National Finance Authority Affordable Housing 4.150% due 10/20/2040	2,400	2,347
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	2,460	2,330
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	2,500	2,813

		7,490

NEW JERSEY 3.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2023 5.185% due 03/01/2030	1,000	1,006
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (a)	2,250	1,345
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (a)	1,500	1,027
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (a)	1,560	932
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,878
5.000% due 06/15/2037	4,000	4,413
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024 5.000% due 06/15/2036	4,800	5,408
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	778
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	294
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	1,000	1,001
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,702
5.000% due 06/01/2046	1,870	1,870

		26,654

NEW MEXICO 0.9%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,714
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	3,000	3,033
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,662

		7,409

NEW YORK 9.1%
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2040	1,665	1,847
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 3.850% due 11/15/2050	1,000	1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	700	708

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,060
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 3.850% due 11/01/2044	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2040	1,000	1,089
New York City, New York General Obligation Bonds, Series 2017 3.850% due 10/01/2046	10,000	10,000
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2037	1,750	1,954
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.000% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,479
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2036	1,750	1,973
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,002
5.150% due 11/15/2034	2,500	2,502
5.375% due 11/15/2040	2,400	2,402
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	2,000	2,022
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 03/15/2036	6,000	6,134
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,549
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	900	1,019
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	981
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 5.125% due 09/01/2050	1,150	1,197
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	2,200	2,477
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2042	2,000	2,155
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 06/30/2039	1,400	1,523
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2027	2,000	2,048
New York Transportation Development Corp. Revenue Bonds, Series 2020 4.000% due 10/01/2030	5,000	4,967
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	2,500	2,785
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,594
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2036	1,500	1,620
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	750	763
5.000% due 06/01/2027	750	771

		77,621

NORTH CAROLINA 1.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2037	7,440	7,440
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,600	1,757

		9,197

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	324
5.000% due 12/01/2039	225	240

		564

OHIO 2.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	340
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,051
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,002
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	1,700	1,794
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 3.375% due 08/01/2029	1,200	1,171
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,333
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,285	5,332

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	4,000	4,395
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	410
5.000% due 12/01/2043	435	464
Worthington City School District, Ohio General Obligation Bonds, Series 2023 0.000% due 12/01/2030 (a)	700	563

		18,855

OKLAHOMA 0.3%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2037	2,090	2,354

OREGON 1.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,492
Oregon Department of Transportation State Revenue Bonds, Series 2024 5.000% due 05/15/2037	1,300	1,475
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2030	600	634
Oregon State Facilities Authority Revenue Bonds, Series 2022 5.000% due 06/01/2030	1,700	1,812
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,726

		14,139

PENNSYLVANIA 3.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.320% (MUNIPSA) due 11/15/2047 ~	4,350	4,314
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,250	1,246
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2025	500	503
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 3.950% (TSFR3M) due 06/01/2037 ~	2,000	1,887
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 07/01/2031	1,500	1,583
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	2,000	2,043
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 3.800% due 08/15/2054	8,350	8,350
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	1,000	1,012
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	864
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 06/30/2032	2,770	2,945
5.500% due 06/30/2038	1,350	1,468
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	500	548
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,000	1,115
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2016 5.000% due 10/01/2026	660	681
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	659

		29,218

PUERTO RICO 2.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 5.625% due 07/01/2027	2,928	3,035
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	2,123	2,086
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	336
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	1,682	1,295
4.500% due 07/01/2034	1,500	1,503
4.750% due 07/01/2053	2,500	2,467
5.000% due 07/01/2058	6,827	6,815
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	2,500	2,469
4.550% due 07/01/2040	700	700

		20,706

RHODE ISLAND 1.0%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	3,000	3,305
5.000% due 05/15/2036	1,000	1,088
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,962

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 06/01/2040	1,205	1,208

		8,563

SOUTH CAROLINA 0.4%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.000% due 07/01/2034	810	920
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,497
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 4.000% due 04/01/2033	1,000	1,005

		3,422

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	542

TENNESSEE 3.1%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2037	715	790
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	1,790	1,828
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	2,500	2,494
3.250% due 10/01/2046	2,100	2,095
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 4.050% due 06/01/2042	9,845	9,845
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,004
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,137
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,288

		26,481

TEXAS 12.1%
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2040	2,500	2,760
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	800	797
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,115
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,750	1,860
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,333
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2036	3,000	3,377
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	1,900	1,889
Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	500	502
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,623
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012 4.050% due 11/01/2041	8,000	8,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	7,865	7,865
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	1,000	1,106
5.000% due 07/01/2034	2,200	2,487
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,209
5.000% due 02/15/2038	1,265	1,383
5.000% due 02/15/2039	3,000	3,263
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,060
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	5,000	5,312
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	2,545	2,852
Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,141
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2039	1,200	1,304
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,300	1,294
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	796
5.000% due 05/15/2038	1,000	1,106
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	1,750	1,799

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	3,000	2,984
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	524
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,377
North Texas Tollway Authority Revenue Bonds, Series 2023 5.000% due 01/01/2031	2,500	2,755
North Texas Tollway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2032	1,300	1,447
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,554
5.000% due 02/01/2040	3,500	3,858
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	6,000	6,678
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.546% (TSFR3M) due 12/15/2026 ~	750	749
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	4,800	5,311
5.000% due 10/01/2042	4,700	5,192
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,867
Texas Water Development Board Revenue Bonds, Series 2024
4.375% due 10/15/2059	4,000	3,946
5.000% due 10/15/2031	750	839

		102,314

UTAH 0.3%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2028	1,230	1,229
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,500	1,676

		2,905

VIRGINIA 0.5%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,710
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	500	546
Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2023 4.250% due 03/01/2026	1,000	1,001
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,420	1,426

		4,683

WASHINGTON 1.7%
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,677
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	1,500	1,457
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	2,000	2,032
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	2,823	2,523
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	2,197	2,102
4.400% due 03/01/2043	2,100	2,067

		14,858

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	1,100	1,212

WISCONSIN 2.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,528
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,267
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 4.050% due 10/01/2055	8,000	8,000
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.000% due 12/15/2034	825	855
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.800% due 04/01/2048	1,535	1,535
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2029 (a)	2,105	1,727
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,961

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2028	900	949

		21,822

Total Municipal Bonds & Notes (Cost $764,034)		772,293

U.S. GOVERNMENT AGENCIES 4.1%
Freddie Mac
2.990% due 04/25/2043 ~	1,487	1,232
3.200% due 09/01/2040	2,463	2,101
3.600% due 06/01/2043	1,391	1,219
3.720% due 01/01/2041	1,785	1,598
3.800% due 01/01/2040	5,956	5,413
3.850% due 04/01/2039 - 01/01/2040	3,400	3,105
4.250% due 06/01/2041	2,199	2,075
4.300% due 10/01/2038	2,985	2,852
4.370% due 03/01/2040	989	953
4.400% due 11/01/2040	4,970	4,761
4.600% due 03/01/2041	1,000	981
4.900% due 02/01/2040	992	998
5.210% due 08/01/2040	2,679	2,790
5.360% due 06/01/2039	2,483	2,599
5.449% due 07/15/2040 •	1,973	2,042

Total U.S. Government Agencies (Cost $35,156)		34,719

SHORT-TERM INSTRUMENTS 0.6%
MUNICIPAL BONDS & NOTES 0.6%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	2,700	2,724
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	2,800	2,818

Total Municipal Bonds & Notes (Cost $5,551)		5,542

Total Short-Term Instruments (Cost $5,551)		5,542

Total Investments in Securities (Cost $804,741)		812,554

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	2,444,069	23,798

Total Short-Term Instruments (Cost $23,786)		23,798

Total Investments in Affiliates (Cost $23,786)		23,798

Total Investments 98.5% (Cost $828,527)		$836,352
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		2
Other Assets and Liabilities, net 1.5%		12,379

Net Assets 100.0%		$848,733

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	20	$(2,126)	$9	$2	$0

Total Futures Contracts	$9	$2	$0

Cash of $26 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$32,617	$0	$32,617
Arizona	0	18,270	0	18,270
California	0	55,761	0	55,761
Colorado	0	24,346	0	24,346
Connecticut	0	2,003	0	2,003
District of Columbia	0	9,222	0	9,222
Florida	0	60,243	0	60,243
Georgia	0	21,045	0	21,045
Hawaii	0	3,004	0	3,004
Idaho	0	898	0	898
Illinois	0	46,941	0	46,941
Indiana	0	15,735	0	15,735
Iowa	0	4,363	0	4,363
Kentucky	0	8,439	0	8,439
Louisiana	0	5,583	0	5,583
Maryland	0	2,114	0	2,114
Massachusetts	0	2,315	0	2,315
Michigan	0	31,299	0	31,299
Minnesota	0	2,173	0	2,173
Mississippi	0	743	0	743
Missouri	0	3,287	0	3,287
Multi-State	0	16,922	0	16,922
Nevada	0	3,961	0	3,961
New Hampshire	0	7,490	0	7,490
New Jersey	0	26,654	0	26,654
New Mexico	0	7,409	0	7,409
New York	0	77,621	0	77,621
North Carolina	0	9,197	0	9,197
North Dakota	0	564	0	564
Ohio	0	18,855	0	18,855
Oklahoma	0	2,354	0	2,354
Oregon	0	14,139	0	14,139
Pennsylvania	0	29,218	0	29,218
Puerto Rico	0	20,706	0	20,706
Rhode Island	0	8,563	0	8,563
South Carolina	0	3,422	0	3,422
South Dakota	0	542	0	542
Tennessee	0	26,481	0	26,481
Texas	0	102,314	0	102,314
Utah	0	2,905	0	2,905
Virginia	0	4,683	0	4,683
Washington	0	14,858	0	14,858
West Virginia	0	1,212	0	1,212
Wisconsin	0	21,822	0	21,822
U.S. Government Agencies	0	34,719	0	34,719
Short-Term Instruments
Municipal Bonds & Notes	0	5,542	0	5,542

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

	$0	$812,554	$0	$812,554
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,798	$0	$0	$23,798

Total Investments	$23,798	$812,554	$0	$836,352

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2	$0	$2

Total Financial Derivative Instruments	$0	$2	$0	$2

Totals	$23,798	$812,556	$0	$836,354

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
MUNICIPAL BONDS & NOTES 97.9%
ALABAMA 2.6%
Alabama Corrections Institution Finance Authority Revenue Bonds, Series 2022 5.000% due 07/01/2028	$1,500	$1,591
Marshall County, Alabama Board of Education Special Tax Bonds, (BAM Insured), Series 2024 5.000% due 03/01/2034	500	555

		2,146

ALASKA 2.7%
Alaska Housing Finance Corp. Revenue Bonds, Series 2024 5.000% due 12/01/2032	2,000	2,201

CALIFORNIA 5.7%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	945	595
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	817
5.000% due 12/01/2036	380	424
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,717
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,123

		4,676

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	198

FLORIDA 7.4%
Central Florida Expressway Authority Revenue Bonds, Series 2016 4.000% due 07/01/2031	2,190	2,201
Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024 5.000% due 02/01/2034	1,500	1,604
Marion County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 06/01/2034	2,000	2,270

		6,075

GEORGIA 1.9%
Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017 5.000% due 04/01/2033	1,500	1,548

ILLINOIS 16.2%
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,012
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 11/15/2035	2,005	2,203
Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022 5.000% due 12/01/2034	510	560
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	736
4.000% due 12/01/2030	1,020	1,034
Cook County, Illinois School District No 26, River Trails General Obligation Bonds, Series 2024
5.000% due 12/15/2032	430	478
5.000% due 12/15/2035	250	273
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	500
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2031	1,275	1,373
Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 10/01/2030	1,000	1,023
Lake County,Illinois Community Unit School District No. 60 Waukegan General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 01/01/2037	1,675	1,819
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,003

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,372

		13,386

INDIANA 1.3%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2028	675	717
5.000% due 12/15/2029	360	387

		1,104

IOWA 0.1%
Waukee Community School District, Iowa Revenue Bonds, Series 2017 4.000% due 06/01/2025	70	70

KENTUCKY 6.4%
Boone County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 3.000% due 04/01/2025	300	299
Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2015
3.000% due 02/01/2025	425	425
3.000% due 02/01/2026	630	624
Kenton County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 3.000% due 02/01/2026	280	279
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,021
Owen County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 4.000% due 04/01/2026	1,270	1,282
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,340

		5,270

LOUISIANA 2.5%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	2,000	2,054

MAINE 1.8%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2030	1,065	1,114
Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	347

		1,461

MICHIGAN 1.8%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	179
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2035	720	746
Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 05/01/2037	500	550

		1,475

MINNESOTA 1.2%
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,001

MISSISSIPPI 1.9%
Mississippi Development Bank Revenue Bonds, (BAM Insured), Series 2023 5.000% due 04/01/2031	1,485	1,612

MISSOURI 3.3%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,248
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2037	560	608
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	537
5.250% due 05/01/2037	300	328

		2,721

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.996% due 12/25/2036	985	954

NEVADA 1.4%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2022 5.000% due 07/01/2026	1,170	1,195

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

NEW YORK 0.8%
New York State Housing Finance Agency Revenue Bonds, Series 2024 3.450% due 06/15/2054	630	625

OHIO 4.2%
Columbus Metropolitan Housing Authority, Ohio Revenue Bonds, Series 2024 5.000% due 12/01/2026	2,000	2,027
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,245
Trotwood-Madison City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2015 4.000% due 12/01/2025	215	216

		3,488

OREGON 6.9%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,605	996
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (b)	1,685	1,646
Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024 0.000% due 06/15/2037 (b)	300	321
Port of Portland, Oregon Airport Revenue Bonds, Series 2024 5.000% due 07/01/2033	2,500	2,719

		5,682

PENNSYLVANIA 4.2%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,020
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2028	1,095	1,158
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	483
5.000% due 09/01/2039	595	616
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015 5.000% due 12/01/2025	200	203

		3,480

RHODE ISLAND 1.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	927

SOUTH CAROLINA 1.3%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,058

SOUTH DAKOTA 2.6%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,046
South Dakota Housing Development Authority Revenue Bonds, Series 2022 5.000% due 05/01/2029	1,005	1,070

		2,116

TEXAS 13.3%
Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 5.000% due 07/10/2040	1,000	1,089
Brownsville, Texas General Obligation Bonds, Series 2017 5.000% due 02/15/2036	1,225	1,257
City of Odessa, Texas General Obligation Bonds, Series 2019
5.000% due 03/01/2026	545	555
5.000% due 03/01/2027	515	535
County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016 5.000% due 03/01/2032	1,440	1,444
EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024 4.125% due 12/01/2039	2,000	1,943
Harris County, Texas Municipal Utility District No 383, General Obligation Bonds, (BAM Insured), Series 2015 3.000% due 09/01/2025	235	234
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Bonds, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	866
3.000% due 09/01/2027	860	858
Travis County Water Control & Improvement District No 17, Texas General Obligation Bonds, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	586

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,626

		10,993

WASHINGTON 1.3%
Vancouver Housing Authority, Washington Revenue Notes, Series 2024 5.000% due 10/01/2027	1,055	1,082

WEST VIRGINIA 0.7%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	563

WISCONSIN 1.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2027	1,500	1,559

Total Municipal Bonds & Notes (Cost $81,522)		80,720

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.680% (c)	94,316	94

Total Short-Term Instruments (Cost $94)		94

Total Investments in Securities (Cost $81,616)		80,814

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	8,220	80

Total Short-Term Instruments (Cost $80)		80

Total Investments in Affiliates (Cost $80)		80

Total Investments 98.1% (Cost $81,696)		$80,894
Other Assets and Liabilities, net 1.9%		1,584

Net Assets 100.0%		$82,478

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,146	$0	$2,146
Alaska	0	2,201	0	2,201
California	0	4,676	0	4,676
Connecticut	0	198	0	198
Florida	0	6,075	0	6,075
Georgia	0	1,548	0	1,548
Illinois	0	13,386	0	13,386
Indiana	0	1,104	0	1,104
Iowa	0	70	0	70
Kentucky	0	5,270	0	5,270
Louisiana	0	2,054	0	2,054
Maine	0	1,461	0	1,461
Michigan	0	1,475	0	1,475
Minnesota	0	1,001	0	1,001
Mississippi	0	1,612	0	1,612
Missouri	0	2,721	0	2,721
Multi-State	0	954	0	954
Nevada	0	1,195	0	1,195
New York	0	625	0	625
Ohio	0	3,488	0	3,488
Oregon	0	5,682	0	5,682
Pennsylvania	0	3,480	0	3,480
Rhode Island	0	927	0	927
South Carolina	0	1,058	0	1,058
South Dakota	0	2,116	0	2,116
Texas	0	10,993	0	10,993
Washington	0	1,082	0	1,082
West Virginia	0	563	0	563
Wisconsin	0	1,559	0	1,559
Short-Term Instruments
Mutual Funds	94	0	0	94

	$94	$80,720	$0	$80,814
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80	$0	$0	$80

Total Investments	$174	$80,720	$0	$80,894

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6% ¤
MUNICIPAL BONDS & NOTES 96.5%
ALABAMA 2.0%
Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/01/2053	$500	$522
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,150	2,332
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,175
Sylacauga, Alabama General Obligation Bonds, Series 2024 4.250% due 04/01/2049	1,000	963

		5,992

ARIZONA 1.5%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020 5.000% due 07/01/2047	2,000	2,064
Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022 5.000% due 08/01/2047	2,090	2,234

		4,298

ARKANSAS 1.4%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,215

CALIFORNIA 2.8%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	100	100
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	832
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	1,000	1,081
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,220

		8,233

COLORADO 1.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2023 5.000% due 03/01/2051	235	248
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,652
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,238

		5,138

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,525

FLORIDA 4.9%
Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022 5.250% due 08/01/2049	2,000	2,110
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,544
Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,315
St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2048	2,000	2,110
Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.250% due 01/01/2049	2,100	2,283

		14,362

GEORGIA 1.7%
Bibb County, Georgia Development Authority Revenue Bonds, Series 2024 4.375% due 07/01/2054	1,000	978
Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,072

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	2,009
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	976

		5,035

HAWAII 2.3%
Hawaii Airports System State Revenue Bonds, Series 2015 5.000% due 07/01/2045	2,315	2,320
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,526

		6,846

ILLINOIS 11.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,465
5.000% due 01/01/2046	1,340	1,340
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,012
5.000% due 01/01/2036	2,925	2,956
5.000% due 01/01/2041	5,665	5,707
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 01/01/2046	1,000	1,053
Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 12/01/2042	1,805	1,805
Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024 5.000% due 10/01/2049	1,495	1,558
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,519
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,863
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,248
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,226
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,298
5.250% due 01/01/2048	2,000	2,075
University of Illinois Revenue Bonds, Series 2015 4.000% due 04/01/2034	640	641
Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024 4.500% due 01/01/2049	1,000	1,011

		34,777

KANSAS 0.7%
Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2049	2,000	2,093

LOUISIANA 2.8%
Lafayette, Louisiana Sales & Use Tax Revenue Bonds, Series 2024 5.000% due 05/01/2049	1,835	1,958
Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024 5.000% due 11/01/2049	2,000	2,152
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	1,000	1,027
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,000
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,000	2,000

		8,137

MAINE 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,355

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	634

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,837
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	3,000	3,089

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,049

		6,975

MICHIGAN 6.8%
Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2044	2,640	2,794
Gibraltar School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2048	705	750
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,458
Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2049	535	562
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,875
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,505
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	715
Troy School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,515	2,678
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,865

		20,202

MISSOURI 5.3%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 4.500% due 04/15/2048	2,275	2,308
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,330
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,591
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,023
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2049	2,000	2,102
Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,191

		15,545

MULTI-STATE 1.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	2,954	2,861
4.142% due 01/25/2040	2,957	2,840

		5,701

NEBRASKA 1.4%
Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/15/2048	2,925	3,131
Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023 4.500% due 12/15/2053	1,000	1,009

		4,140

NEW HAMPSHIRE 1.7%
New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023 5.250% due 12/01/2041	1,450	1,580
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	3,000	3,375

		4,955

NEW JERSEY 0.3%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,030

NEW YORK 4.3%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,691
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,612
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,081
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,255

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	1,000	1,093

		12,732

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,459

OHIO 5.8%
Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 08/01/2053	1,000	1,044
Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024 5.000% due 12/01/2049	1,000	1,046
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,527
Lake County, Ohio General Obligation Bonds, Series 2024 5.000% due 12/01/2050	2,000	2,083
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,411
Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	521
5.000% due 12/01/2053	2,465	2,560
Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2048	1,000	1,066
Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024 5.250% due 12/01/2049	2,640	2,795
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	968

		17,021

OKLAHOMA 0.9%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,693

OREGON 1.6%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,616
Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024 0.000% due 06/15/2044 (a)	2,500	1,032

		4,648

PENNSYLVANIA 10.7%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,408
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	997
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,299
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,859
5.000% due 03/15/2041	1,750	1,853
Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023 4.375% due 02/15/2049	2,000	1,980
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,876
Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022 5.000% due 04/01/2041	2,505	2,644
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,854
Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 05/15/2049	1,000	1,049
Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 06/01/2049	1,375	1,437
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,002
5.000% due 12/01/2045	3,750	3,777
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,637
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,113
5.000% due 12/01/2047	1,000	1,025

		31,810

TEXAS 10.9%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	954
Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024 4.000% due 02/15/2049	2,000	1,949
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,831

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 4.500% due 07/10/2046	1,500	1,500
Bexar County Texas Hospital District, General Obligation Bonds, Series 2023 5.000% due 02/15/2048	1,000	1,059
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,005
City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,258
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	2,000	2,034
Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023 4.500% due 08/15/2052	1,240	1,250
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,602
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 08/15/2048	1,945	1,859
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	1,260	1,230
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,419
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,420
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,600	1,607
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,263
Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023 4.000% due 02/15/2048	2,000	1,894
Weatherford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015 5.000% due 02/15/2045	1,245	1,248

		32,382

UTAH 1.2%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,072
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,050
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,527

		3,649

VIRGINIA 0.9%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,781

WASHINGTON 2.2%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,045	1,051
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,056
Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023 5.000% due 12/01/2053	1,250	1,321

		6,428

Total Municipal Bonds & Notes (Cost $285,927)		285,791

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.680% (c)	129,701	130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Securities (Cost $286,057)		285,921

INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	724,916	7,059

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $7,057)	7,059

Total Investments in Affiliates (Cost $7,057)	7,059

Total Investments 99.0% (Cost $293,114)	$292,980
Other Assets and Liabilities, net 1.0%	3,085

Net Assets 100.0%	$296,065

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,992	$0	$5,992
Arizona	0	4,298	0	4,298
Arkansas	0	4,215	0	4,215
California	0	8,233	0	8,233
Colorado	0	5,138	0	5,138
District of Columbia	0	3,525	0	3,525
Florida	0	14,362	0	14,362
Georgia	0	5,035	0	5,035
Hawaii	0	6,846	0	6,846
Illinois	0	34,777	0	34,777
Kansas	0	2,093	0	2,093
Louisiana	0	8,137	0	8,137
Maine	0	5,355	0	5,355
Maryland	0	634	0	634
Massachusetts	0	6,975	0	6,975
Michigan	0	20,202	0	20,202
Missouri	0	15,545	0	15,545
Multi-State	0	5,701	0	5,701
Nebraska	0	4,140	0	4,140
New Hampshire	0	4,955	0	4,955
New Jersey	0	1,030	0	1,030
New York	0	12,732	0	12,732
North Carolina	0	4,459	0	4,459
Ohio	0	17,021	0	17,021
Oklahoma	0	2,693	0	2,693
Oregon	0	4,648	0	4,648
Pennsylvania	0	31,810	0	31,810
Texas	0	32,382	0	32,382
Utah	0	3,649	0	3,649
Virginia	0	2,781	0	2,781
Washington	0	6,428	0	6,428
Short-Term Instruments
Mutual Funds	130	0	0	130

	$130	$285,791	$0	$285,921
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,059	$0	$0	$7,059

Total Investments	$7,189	$285,791	$0	$292,980

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4% ¤
MUNICIPAL BONDS & NOTES 94.7%
ALABAMA 0.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$2,400	$2,601
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,128

		4,729

CALIFORNIA 0.8%
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	6,200	6,556

CONNECTICUT 0.3%
Housing Authority of the City of Norwalk 4.400% due 09/01/2042	2,585	2,544

FLORIDA 0.2%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2034	1,900	2,057

GEORGIA 1.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,257
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,526
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,094
5.000% due 12/01/2053	3,400	3,595

		11,472

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,495

MICHIGAN 0.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	2,500	2,468

MULTI-STATE 1.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	4,037	3,910
4.550% due 08/25/2040	4,670	4,603

		8,513

NEVADA 0.4%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	3,500	3,599

NEW YORK 85.4%
Albany Capital Resource Corp., New York Revenue Bonds, Series 2024 5.000% due 06/01/2064	2,600	2,612
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,074
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,950	4,352
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,011
4.000% due 04/01/2050	1,000	938
5.000% due 04/01/2033	1,100	1,172
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	578
5.000% due 08/01/2040	500	505
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,477

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	405
5.000% due 08/01/2036	500	506
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,765	4,489
Build NYC Resource Corp., New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700	1,648
5.000% due 09/01/2035	1,200	1,297
5.000% due 09/01/2036	1,660	1,786
Build NYC Resource Corp., New York Revenue Notes, Series 2024 5.000% due 09/01/2033	1,000	1,092
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,246
5.000% due 07/01/2035	1,100	1,140
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	304
5.000% due 09/15/2027	275	278
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,017
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,325
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,700	3,956
Long Island Power Authority, New York Revenue Bonds, Series 2024 5.000% due 09/01/2049	5,000	5,375
Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000	4,708
5.000% due 11/15/2045	2,000	2,181
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.788% (SOFRRATE) due 11/01/2032 ~	1,500	1,500
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 3.850% due 11/01/2031	9,000	9,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 3.850% due 11/15/2050	3,130	3,130
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	4,920	5,244
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,868
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,248
4.000% due 12/01/2046	5,000	4,557
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,068
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	800	810
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,565
Nassau County, New York General Obligation Bonds, Series 2017 5.000% due 10/01/2027	2,500	2,649
Nassau County, New York General Obligation Bonds, Series 2024 5.000% due 04/01/2046	3,195	3,487
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 4.050% due 01/01/2034	2,365	2,365
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	967
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	861
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.850% due 11/01/2059	2,750	2,795
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,469
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,211
5.000% due 01/01/2029	1,250	1,336
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,217
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,839
5.000% due 07/15/2035	2,500	2,627
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	2,370	2,670
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 3.850% due 08/01/2039	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 3.600% due 08/01/2039	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 3.850% due 11/01/2042	12,000	12,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,025
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,492
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.050% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,604
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
3.850% due 11/01/2044	1,000	1,000

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

4.000% due 11/01/2039	7,000	7,022
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	3,019
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	11,117
5.250% due 11/01/2048	5,000	5,409
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 3.700% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 3.500% due 06/15/2046	5,215	5,215
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	21,935	21,935
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.850% due 06/15/2050	5,500	5,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	4,645	4,866
New York City, New York General Obligation Bonds, Series 2010 3.500% due 03/01/2039	5,000	5,000
New York City, New York General Obligation Bonds, Series 2012 4.000% due 04/01/2042	13,130	13,130
New York City, New York General Obligation Bonds, Series 2013 3.800% due 08/01/2040	1,300	1,300
New York City, New York General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	977
New York City, New York General Obligation Bonds, Series 2018 3.850% due 12/01/2047	6,285	6,285
New York City, New York General Obligation Bonds, Series 2021 4.000% due 08/01/2041	4,000	3,981
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,739
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	5,000	5,426
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 3.550% due 02/15/2031	1,945	1,945
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 3.500% due 11/01/2060	2,000	2,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2005 3.570% due 04/15/2035	14,000	14,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.550% due 11/01/2054	5,000	4,974
New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	1,250	1,270
4.375% due 12/15/2031	2,375	2,405
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008 3.850% due 06/15/2039	1,200	1,200
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	1,155	1,114
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 3.800% due 06/15/2045	7,050	7,050
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2030	3,360	3,726
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,424
5.250% due 06/15/2053	2,400	2,612
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2049	5,000	5,401
5.000% due 06/15/2051	9,000	9,696
5.250% due 06/15/2054	6,500	7,096
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	2,000	2,176
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.000% due 11/01/2042	2,275	2,264
5.000% due 05/01/2044	10,000	10,937
5.000% due 05/01/2048	7,000	7,549
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2046 (a)	5,000	5,424
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	475
5.000% due 11/15/2029	1,000	1,011
5.000% due 11/15/2045	2,000	2,007
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,124
0.000% due 06/01/2055 (b)	16,875	1,430
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,003
5.150% due 11/15/2034	2,000	2,002
5.375% due 11/15/2040	4,000	4,003
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,956
2.800% due 09/15/2069	2,000	1,845
New York Liberty Development Corp. Revenue Bonds, Series 2021 1.900% due 11/15/2031	2,000	1,696
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,550	2,532
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	10,900	10,673

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

New York Power Authority Revenue Bonds, Series 2024 4.000% due 11/15/2049	3,250	3,125
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2024 5.500% due 10/01/2054	4,900	5,413
New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2037	1,850	2,057
5.000% due 10/01/2038	2,220	2,455
5.000% due 10/01/2039	1,000	1,099
New York State Dormitory Authority Revenue Bonds, Series 2006 3.570% due 11/15/2036	3,625	3,625
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,000	1,000
5.000% due 07/01/2045	2,750	2,763
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380	1,349
5.000% due 07/01/2046	2,000	2,025
5.000% due 07/01/2050	5,565	5,624
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,102
5.000% due 02/15/2038	1,600	1,649
5.000% due 07/01/2038	1,000	1,038
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	1,981
5.000% due 07/01/2048	955	978
5.000% due 10/01/2048	1,500	1,745
5.250% due 03/15/2038	3,500	3,717
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,130
5.000% due 03/15/2047	4,500	4,682
5.000% due 07/01/2049	2,000	2,092
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,098
4.000% due 03/15/2035	5,000	5,122
4.000% due 02/15/2039	1,635	1,647
4.000% due 03/15/2044	1,000	986
4.000% due 07/01/2050	13,675	12,938
5.000% due 07/01/2050	5,000	5,237
5.000% due 07/01/2053	3,000	3,143
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,803
4.000% due 07/01/2049	1,250	1,175
4.000% due 07/01/2051	13,000	12,609
5.000% due 03/15/2041	3,000	3,243
5.000% due 07/01/2042	750	813
5.000% due 07/15/2042	1,000	1,021
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	5,000	5,462
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	5,500	5,993
5.000% due 03/15/2046	8,000	8,693
5.000% due 03/15/2054	4,300	4,610
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	5,000	5,663
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,923
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,607
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	3,350	3,316
New York State Environmental Facilities Corp. Revenue Bonds, Series 2023 5.000% due 09/15/2048	3,250	3,504
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	3,000	2,881
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	2,070	1,949
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,010
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	4,988
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	3,000	3,181
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,954
5.000% due 03/15/2041	5,000	5,329
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2044	3,250	3,156
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	3,000	3,199
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	7,500	8,082
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	8,000	8,491
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,137
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,500	2,580

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,010	5,010
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2025	4,000	4,000
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,500	2,483
5.000% due 12/01/2031	1,385	1,455
5.000% due 10/01/2040	1,885	1,928
5.250% due 08/01/2031	2,115	2,202
5.375% due 08/01/2036	1,500	1,571
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,542
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,262
5.000% due 12/01/2033	2,000	2,124
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.250% due 06/30/2044	4,000	4,217
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	670	659
5.250% due 05/15/2034	1,000	1,000
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,867
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	952
5.375% due 08/01/2054	1,000	895
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	3,873
5.000% due 12/01/2043	1,500	1,578
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,641
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,167
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,408
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	4,800	5,116
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2037	2,000	2,152
Port Authority of New York & New Jersey Revenue Bonds, Series 2024 5.000% due 09/01/2040	2,000	2,147
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	1,393	1,408
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	903
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,577
4.000% due 06/01/2050	2,500	2,221
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	6,000	6,041
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	1,000	1,074
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,789
5.250% due 05/15/2058	4,000	4,323
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	3,000	3,222
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2001 3.850% due 01/01/2032	3,500	3,500
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,182
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,175
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.250% due 05/15/2052	2,500	2,690
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	2,000	2,184
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,704
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	2,000	1,841
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2027	3,000	3,086
5.000% due 06/01/2041	1,940	1,961
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	792
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,534
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	5,000	5,647

		727,002

PUERTO RICO 2.8%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	6,290	3,860

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	7,129
4.550% due 07/01/2040	1,000	1,001
4.750% due 07/01/2053	9,752	9,624

		23,531

TENNESSEE 0.6%
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,137
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,173

		5,310

TEXAS 0.5%
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.450% due 03/01/2043	1,000	990
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012 4.750% due 05/01/2038	3,500	3,500

		4,490

WASHINGTON 0.2%
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	1,798	1,720

Total Municipal Bonds & Notes (Cost $801,665)		805,486

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac
4.600% due 03/01/2041	1,200	1,177
5.210% due 08/01/2040	2,679	2,790
5.449% due 07/15/2040 •	1,973	2,042

Total U.S. Government Agencies (Cost $5,854)		6,009

Total Investments in Securities (Cost $807,519)		811,495

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	4,199,583	40,891

Total Short-Term Instruments (Cost $40,846)		40,891

Total Investments in Affiliates (Cost $40,846)		40,891

Total Investments 100.2% (Cost $848,365)		$852,386
Other Assets and Liabilities, net (0.2)%		(1,413)

Net Assets 100.0%		$850,973

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	12/12/2023	$2,781	$2,881	0.34%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$4,729	$0	$4,729
California		0	6,556	0	6,556
Connecticut		0	2,544	0	2,544
Florida		0	2,057	0	2,057
Georgia		0	11,472	0	11,472
Iowa		0	1,495	0	1,495
Michigan		0	2,468	0	2,468
Multi-State		0	8,513	0	8,513
Nevada		0	3,599	0	3,599
New York		0	727,002	0	727,002
Puerto Rico		0	23,531	0	23,531
Tennessee		0	5,310	0	5,310
Texas		0	4,490	0	4,490
Washington		0	1,720	0	1,720
U.S. Government Agencies		0	6,009	0	6,009

		$0	$811,495	$0	$811,495
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$40,891	$0	$0	$40,891

Total Investments		$40,891	$811,495	$0	$852,386

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
CORPORATE BONDS & NOTES 55.6%
BANKING & FINANCE 45.7%
ABN AMRO Bank NV 6.875% due 09/22/2031 •(d)(e)	EUR	3,500	$3,865
AIB Group PLC 7.125% due 10/30/2029 •(d)(e)		4,000	4,397
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(a)(e)		$5,000	300
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	5,100	5,452
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(d)(e)		2,200	2,395
8.375% due 06/21/2028 •(d)(e)		3,600	4,107
9.375% due 03/19/2029 •(d)(e)		$2,200	2,400
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(d)(e)		9,100	9,161
Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		3,400	3,744
9.625% due 05/21/2033 •(d)(e)		7,400	8,548
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	2,100	2,200
6.375% due 03/10/2030 •(d)(e)		6,100	6,493
Bank of Montreal 7.300% due 11/26/2084 •(e)		$2,300	2,359
Bank of Nova Scotia
4.900% due 06/04/2025 •(d)(e)(f)		4,800	4,762
8.000% due 01/27/2084 •(e)		3,000	3,164
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		4,600	4,595
8.500% due 06/15/2030 •(d)(e)	GBP	6,500	8,432
9.625% due 12/15/2029 •(d)(e)		$6,900	7,610
BBVA Bancomer SA 8.125% due 01/08/2039 •(e)		6,000	6,125
BNP Paribas SA
7.375% due 09/10/2034 •(d)(e)		2,700	2,687
8.000% due 08/22/2031 •(d)(e)		10,900	11,239
CaixaBank SA 7.500% due 01/16/2030 •(d)(e)	EUR	4,200	4,775
Canadian Imperial Bank of Commerce 6.950% due 01/28/2085 •(e)		$2,400	2,391
Commerzbank AG
6.500% due 10/09/2029 •(d)(e)	EUR	1,800	1,933
7.875% due 10/09/2031 •(d)(e)		3,000	3,415
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		7,600	7,291
4.875% due 06/29/2029 •(d)(e)		1,200	1,224
Corebridge Financial, Inc.
6.375% due 09/15/2054 •(f)		$4,500	4,481
6.875% due 12/15/2052 •		8,200	8,418
Credit Agricole Assurances SA 4.500% due 12/17/2034	EUR	2,300	2,436
Credit Agricole SA
6.500% due 09/23/2029 •(d)(e)		3,300	3,540
7.250% due 09/23/2028 •(d)(e)		3,900	4,303
Credit Suisse AG AT1 Claim		$58,550	7,319
Deutsche Bank AG
7.375% due 10/30/2031 •(d)(e)	EUR	6,200	6,561
8.125% due 10/30/2029 •(d)(e)		3,400	3,700
10.000% due 12/01/2027 •(d)(e)		4,400	5,022
DNB Bank ASA 7.375% due 05/30/2029 •(d)(e)		$7,600	7,704
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	7,200	7,223
7.000% due 04/15/2031 •(d)(e)		3,600	3,967
8.500% due 10/15/2028 •(d)(e)		2,200	2,534
Global Atlantic Fin Co. 7.950% due 10/15/2054 •		$3,450	3,617
Groupe des Assurances du Credit Mutuel SADIR 5.000% due 10/30/2044 •	EUR	2,100	2,253
HSBC Holdings PLC
6.875% due 09/11/2029 •(d)(e)		$2,600	2,595
6.950% due 03/11/2034 •(d)(e)		2,400	2,410

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

ING Groep NV
7.250% due 11/16/2034 •(d)(e)		2,300	2,310
8.000% due 05/16/2030 •(d)(e)		8,200	8,613
Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(d)(e)	EUR	2,150	2,276
7.700% due 09/17/2025 •(d)(e)		$9,200	9,223
9.125% due 09/07/2029 •(d)(e)	EUR	8,300	9,940
KBC Group NV 8.000% due 09/05/2028 •(d)(e)		5,800	6,624
La Mondiale SAM 6.750% due 01/17/2034 •(d)(e)		2,400	2,594
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$5,900	5,618
4.300% due 02/01/2061		4,600	2,846
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		3,160	3,193
7.875% due 06/27/2029 •(d)(e)	GBP	2,600	3,347
8.500% due 03/27/2028 •(d)(e)		7,900	10,243
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(d)(e)		$4,200	4,614
NatWest Group PLC
6.000% due 12/29/2025 •(d)(e)		9,000	8,974
7.300% due 11/19/2034 •(d)(e)		4,700	4,641
8.000% due 08/10/2025 •(d)(e)		3,900	3,946
8.125% due 11/10/2033 •(d)(e)		5,100	5,444
NN Group NV 6.000% due 11/03/2043 •	EUR	2,000	2,333
Nordea Bank Abp 6.300% due 09/25/2031 •(d)(e)		$1,500	1,437
Prudential Financial, Inc.
6.000% due 09/01/2052 •(f)		9,200	9,224
6.500% due 03/15/2054 •		3,200	3,299
Royal Bank of Canada 7.500% due 05/02/2084 •(e)		13,100	13,616
Societe Generale SA
9.375% due 11/22/2027 •(d)(e)		900	938
10.000% due 11/14/2028 •(d)(e)		1,800	1,924
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(d)(e)		2,000	2,059
Svenska Handelsbanken AB 4.375% due 03/01/2027 •(d)(e)		2,600	2,487
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		2,600	2,587
Textron Financial Corp. 6.520% (TSFR3M + 1.997%) due 02/15/2067 ~		6,642	5,952
Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)		2,200	2,244
8.125% due 10/31/2082 •(e)(f)		9,700	10,135
UBS Group AG
4.875% due 02/12/2027 •(d)(e)		4,700	4,488
9.250% due 11/13/2028 •(d)(e)		2,600	2,817
9.250% due 11/13/2033 •(d)(e)		8,700	9,991
USB Realty Corp. 6.065% (US0003M + 1.147%) due 01/15/2027 ~(d)(f)		6,567	5,272
Virgin Money U.K. PLC 11.000% due 12/08/2028 •(d)(e)	GBP	5,100	7,277
Voya Financial, Inc. 4.700% due 01/23/2048 •		$2,600	2,455
Zurich Finance Ireland DAC 5.500% due 04/23/2055 •		1,600	1,568

			389,696

INDUSTRIALS 1.7%
Abertis Infraestructuras Finance BV 4.870% due 11/28/2029 •(d)	EUR	900	956
Arkema SA 1.500% due 10/21/2025 •(d)		1,200	1,210
Enbridge, Inc. 8.500% due 01/15/2084 •		$2,459	2,738
Enterprise Products Operating LLC 5.375% due 02/15/2078 •		4,500	4,309
South Jersey Industries, Inc. 5.020% due 04/15/2031		6,600	5,467

			14,680

UTILITIES 8.2%
AES Andes SA 8.150% due 06/10/2055 •		1,300	1,318
AES Corp. 7.600% due 01/15/2055 •		2,000	2,055
American Electric Power Co., Inc.
6.950% due 12/15/2054 •		2,200	2,275
7.050% due 12/15/2054 •		2,200	2,285

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

BP Capital Markets PLC 6.450% due 12/01/2033 •(d)		10,100	10,401
British Telecommunications PLC 4.250% due 11/23/2081 •		4,700	4,564
CenterPoint Energy, Inc.
6.850% due 02/15/2055 •		1,225	1,254
7.000% due 02/15/2055 •		825	851
Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,200	2,242
7.000% due 06/01/2054 •		4,000	4,234
Duke Energy Corp. 6.450% due 09/01/2054 •		3,500	3,551
Electricite de France SA
7.375% due 06/17/2035 •(d)	GBP	700	892
9.125% due 03/15/2033 •(d)		$2,900	3,278
Emera, Inc. 6.750% due 06/15/2076 •		2,200	2,220
Evergy, Inc. 6.650% due 06/01/2055 •		2,200	2,205
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •		8,600	8,775
6.750% due 06/15/2054 •(f)		8,300	8,524
PG&E Corp. 7.375% due 03/15/2055 •		6,500	6,687
Sempra 6.625% due 04/01/2055 •		2,200	2,202

			69,813

Total Corporate Bonds & Notes (Cost $465,837)			474,189

SOVEREIGN ISSUES 0.3%
Agence France Locale 7.000% due 12/17/2032 •(d)(e)	EUR	2,000	2,094

Total Sovereign Issues (Cost $2,105)			2,094

		SHARES
PREFERRED SECURITIES 40.5%
BANKING & FINANCE 35.8%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)		4,300,000	4,232
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)		5,000,000	4,377
American AgCredit Corp. 5.250% due 06/15/2026 •(d)		5,000,000	4,935
American Express Co. 3.550% due 09/15/2026 •(d)		5,750,000	5,506
Banco Santander SA 8.000% due 02/01/2034 •(d)(e)		9,600,000	9,950
Bank of America Corp.
4.375% due 01/27/2027 •(d)		2,300,000	2,221
5.875% due 03/15/2028 •(d)		29,810,000	29,890
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(d)		2,300,000	2,249
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)		2,000,000	1,744
CaixaBank SA 8.250% due 03/13/2029 •(d)(e)		5,200,000	5,980
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)		7,700,000	7,346
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		12,700,000	10,963
5.000% due 12/01/2027 •(d)(f)		4,975,000	4,764
Citigroup, Inc.
6.750% due 02/15/2030 •(d)		2,200,000	2,191
7.000% due 08/15/2034 •(d)		4,000,000	4,227
7.125% due 08/15/2029 •(d)		8,700,000	8,876
7.625% due 11/15/2028 •(d)		7,700,000	8,037
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(d)		2,165,000	2,055
CoBank ACB 7.125% due 01/01/2030 •(d)		225,000	229
Compeer Financial ACA 4.875% due 08/15/2026 •(d)		5,000,000	4,875
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)		10,000,000	9,528
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(d)		7,000,000	6,804
7.750% due 06/15/2029 •(d)		4,500,000	4,725
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(d)		7,700,000	7,611

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

7.500% due 02/10/2029 •(d)	2,900,000	3,057
7.500% due 05/10/2029 •(d)	7,600,000	7,956
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	62,600	1,182
4.600% due 02/01/2025 •(d)(f)	14,900,000	14,868
4.625% due 06/01/2026 (d)	171,000	3,562
6.875% due 06/01/2029 •(d)	8,400,000	8,835
MetLife Capital Trust 7.875% due 12/15/2037	6,100,000	6,668
Morgan Stanley
4.875% due 04/15/2025 (d)	112,700	2,363
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	287,906	7,008
6.625% due 10/15/2029 (d)	258,400	6,850
7.780% (TSFR3M + 3.422%) due 12/15/2025 ~(d)	3,800,000	3,883
Nationwide Building Society 10.250% ~	44,904	7,317
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	14,300,000	13,435
6.000% due 05/15/2027 •(d)	2,300,000	2,302
6.250% due 03/15/2030 •(d)	5,700,000	5,770
State Street Corp. 6.700% due 03/15/2029 •(d)	6,600,000	6,738
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	11,039,725	12,710
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(d)	335,600	8,826
Truist Financial Corp. 5.100% due 03/01/2030 •(d)(f)	5,200,000	5,050
U.S. Bancorp 5.300% due 04/15/2027 •(d)	4,400,000	4,342
Wells Fargo & Co.
4.250% due 09/15/2026 (d)	129,900	2,368
4.750% due 03/15/2025 (d)	63,000	1,285
6.850% due 09/15/2029 •(d)	12,900,000	13,308
7.625% due 09/15/2028 •(d)	2,400,000	2,549

		305,547

INDUSTRIALS 0.6%
SVB Financial Trust 0.000% due 11/07/2032 (c)	1,528,000	31
Venture Global LNG, Inc. 9.000% due 12/31/2099 ~	4,900,000	5,133

		5,164

UTILITIES 4.1%
Edison International 5.000% due 12/15/2026 •(d)	7,800,000	7,605
Energy Transfer LP
6.625% due 02/15/2028 •(d)	1,900,000	1,872
6.750% due 05/15/2025 •(d)	2,460,000	2,444
7.125% due 05/15/2030 •(d)	11,400,000	11,516
SCE Trust 7.500% due 11/22/2028 (d)	168,700	4,387
Sempra Energy 4.875% due 10/15/2025 •(d)	7,300,000	7,237

		35,061

Total Preferred Securities (Cost $385,339)		345,773

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
4.454% due 01/30/2025 - 03/06/2025 (b)(c)	$902	897

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $897)		897

Total Investments in Securities (Cost $854,178)		822,952

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	4,635,382	45,135

Total Short-Term Instruments (Cost $45,096)		45,135

Total Investments in Affiliates (Cost $45,096)		45,135

Total Investments 101.8% (Cost $899,274)		$868,087
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $(4,769))		2,213
Other Assets and Liabilities, net (2.1)%		(17,338)

Net Assets 100.0%		$852,962

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is not accruing income as of the date of this report.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)				Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.000%		11/08/2024	02/10/2025	$(4,817)	$(4,854)
	5.100		11/08/2024	02/10/2025	(12,363)	(12,459)
BPS	5.100		10/03/2024	01/06/2025	(4,805)	(4,867)
BRC	4.400		12/20/2024	TBD(2)	(4,371)	(4,378)
JPS	4.930		11/25/2024	02/21/2025	(12,696)	(12,762)

Total Reverse Repurchase Agreements						$(39,320)

(f)				Securities with an aggregate market value of $43,620 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(37,817) at a weighted average interest rate of 5.577%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(g)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	74	$8,561	$(205)	$53	$0
U.S. Treasury 2-Year Note March Futures	03/2025	235	48,318	1	0	(4)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	492	58,502	(1,893)	0	(222)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	152	16,920	(271)	0	(42)

				$(2,368)	$53	$(268)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	250	$(30,521)	$208	$0	$(54)
Euro-Bund March Futures	03/2025	79	(10,920)	186	0	(34)
Euro-Buxl 30-Year Bond March Futures	03/2025	63	(8,659)	412	0	(80)
Euro-Schatz March Futures	03/2025	78	(8,644)	23	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	248	(26,364)	165	23	0
U.S. Treasury 10-Year Note March Futures	03/2025	105	(11,419)	40	23	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury Long-Term Bond March Futures	03/2025	40	(4,554)	194	10	0

$1,228	$56	$(171)

Total Futures Contracts	$(1,140)	$109	$(439)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	6,500	$15	$(39)	$(24)	$4	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	11,000	324	(395)	(71)	30	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	5,900	(94)	302	208	0	(25)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	4,700	(51)	541	490	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$800	4	(9)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	12,700	(271)	439	168	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	20,000	(4,738)	(2,990)	(7,728)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	1,000	(44)	120	76	1	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	8,600	86	(18)	68	12	0

Total Swap Agreements	$(4,769)	$(2,049)	$(6,818)	$53	$(75)

Cash of $6,626 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	Unsettled variation margin liability of $(9) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2025	EUR	732	$772	$13	$0
01/2025	$650	EUR	624	0	(4)
BRC	01/2025	EUR	573	$604	10	0
01/2025	GBP	31,692	39,896	226	0
CBK	01/2025	EUR	1,828	1,922	28	0
01/2025	$356	GBP	279	0	(7)
FAR	01/2025	AUD	484	$314	14	0
MBC	01/2025	EUR	111,428	117,401	1,924	0
01/2025	$84	EUR	81	0	0
01/2025	936	GBP	748	1	0
SCX	01/2025	EUR	19,920	$21,014	369	0

Total Forward Foreign Currency Contracts	$2,585	$(11)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$389,396	$300	$389,696
Industrials	0	14,680	0	14,680
Utilities	0	69,813	0	69,813
Sovereign Issues	0	2,094	0	2,094
Preferred Securities
Banking & Finance	33,444	272,103	0	305,547
Industrials	0	5,164	0	5,164
Utilities	4,387	30,674	0	35,061
Short-Term Instruments
U.S. Treasury Bills	0	897	0	897

$37,831	$784,821	$300	$822,952
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,135	$0	$0	$45,135

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2024 (Unaudited)

Total Investments	$82,966	$784,821	$300	$868,087

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	109	0	162
Over the counter	0	2,585	0	2,585

	$53	$2,694	$0	$2,747
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(343)	0	(514)
Over the counter	0	(11)	0	(11)

	$(171)	$(354)	$0	$(525)

Total Financial Derivative Instruments	$(118)	$2,340	$0	$2,222

Totals	$82,848	$787,161	$300	$870,309

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.3% ¤
CORPORATE BONDS & NOTES 11.5%
BANKING & FINANCE 7.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$300	$278
3.300% due 01/30/2032		300	262
American Express Co. 5.284% due 07/26/2035 •		900	891
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,590
3.800% due 08/15/2029 (f)		$881	835
Athene Global Funding 5.620% due 05/08/2026		1,300	1,312
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	9
Bank of America Corp.
1.734% due 07/22/2027 •		100	95
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	802
5.933% due 09/15/2027 •		2,000	2,036
Barclays PLC
4.337% due 01/10/2028		200	196
4.972% due 05/16/2029 •		200	198
Citibank NA
4.838% due 08/06/2029		800	797
5.488% due 12/04/2026		500	508
Credit Suisse AG AT1 Claim		1,374	173
Discover Bank 4.650% due 09/13/2028		400	392
Equinix, Inc. 1.550% due 03/15/2028		500	451
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	451
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
4.389% due 01/08/2026		200	199
5.800% due 03/05/2027		800	808
5.800% due 03/08/2029		300	300
GLP Capital LP 5.625% due 09/15/2034		100	98
Goldman Sachs Group, Inc.
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		400	401
5.798% due 08/10/2026 •		600	604
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	2,048
GSPA Monetization Trust 6.422% due 10/09/2029		22	22
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	297
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,337
4.292% due 09/12/2026 •		472	470
Jackson National Life Global Funding 5.600% due 04/10/2026		1,100	1,109
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,948
5.040% due 01/23/2028 •		500	502
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		500	505
Morgan Stanley
1.512% due 07/20/2027 •		1,500	1,426
4.654% due 10/18/2030 •		500	489
6.138% due 10/16/2026 •		100	101
NatWest Group PLC 2.875% due 09/19/2026 •	GBP	158	194
Nomura Holdings, Inc.
1.851% due 07/16/2025		$1,255	1,234
2.679% due 07/16/2030		1,491	1,298
Prologis LP 5.000% due 01/31/2035		300	292
Royal Bank of Canada 4.875% due 01/19/2027		1,300	1,305
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	203
UBS Group AG 4.751% due 05/12/2028 •		2,400	2,386

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,363
1.741% due 05/04/2030 •		700	683

			34,083

INDUSTRIALS 2.7%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		$700	647
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	658
DAE Funding LLC
2.625% due 03/20/2025		500	496
3.375% due 03/20/2028		600	562
Dell International LLC 4.900% due 10/01/2026		78	78
Hyundai Capital America 5.688% due 08/04/2025 •		1,600	1,606
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,190	2,145
MPLX LP 2.650% due 08/15/2030		900	788
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,177	1,161
4.345% due 09/17/2027		1,741	1,677
4.810% due 09/17/2030		500	470
Occidental Petroleum Corp. 5.550% due 10/01/2034		1,200	1,168
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		800	750
T-Mobile USA, Inc. 3.875% due 04/15/2030		100	94
United Airlines Pass-Through Trust 5.450% due 08/15/2038		200	201

			12,501

UTILITIES 1.3%
ONEOK, Inc. 5.050% due 11/01/2034		1,700	1,627
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,812
4.550% due 07/01/2030		800	775
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		200	201
Rio Oil Finance Trust 8.200% due 04/06/2028		300	308
Southern California Edison Co.
4.875% due 02/01/2027		600	602
5.150% due 06/01/2029		800	806

			6,131

Total Corporate Bonds & Notes (Cost $55,392)			52,715

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		72	75
6.725% due 04/01/2035		157	163

Total Municipal Bonds & Notes (Cost $235)			238

U.S. GOVERNMENT AGENCIES 45.7%
Fannie Mae
2.242% due 01/25/2031 ~(a)		391	25
4.202% due 10/01/2029 ~		2,400	2,346
4.300% due 12/01/2029		1,604	1,573
4.500% due 09/25/2040		649	605
4.540% due 07/01/2030		500	495
4.705% due 09/01/2031 ~		4,700	4,663
4.720% due 10/01/2028		1,200	1,201
4.770% due 10/01/2028		1,000	1,003
4.860% due 08/01/2030		700	704
4.930% due 06/01/2029		1,100	1,112
5.300% due 11/01/2030		2,100	2,146
5.519% due 11/25/2054 •		2,094	2,086
6.323% due 12/01/2034 •		23	24
7.146% due 03/01/2034 •		7	7
Freddie Mac
3.000% due 09/01/2032		1,353	1,293
3.500% due 07/15/2042		870	796
4.000% due 01/01/2048 - 03/01/2049		416	387
5.719% due 12/25/2054 •		3,730	3,742

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 05/01/2035		19	20
Ginnie Mae
3.750% due 11/20/2044 •		109	111
5.017% due 08/20/2047 •		64	62
6.473% due 04/20/2068 •		461	467
Ginnie Mae, TBA 5.000% due 02/01/2055		7,630	7,399
U.S. Small Business Administration
5.490% due 03/01/2028		4	4
6.020% due 08/01/2028		30	31
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		238	234
3.500% due 02/01/2043 - 09/01/2048		2,819	2,529
4.500% due 07/01/2052 - 12/01/2053		12,068	11,370
5.000% due 02/01/2053		930	901
6.000% due 08/01/2036 - 04/01/2041		201	208
6.500% due 09/01/2036		26	27
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		10,200	8,665
4.000% due 02/01/2055		25,690	23,490
4.500% due 02/01/2055		50	47
5.000% due 01/01/2055		1,010	975
5.500% due 02/01/2055		21,100	20,807
6.000% due 02/01/2055		31,850	31,972
6.500% due 02/01/2055		74,290	75,767

Total U.S. Government Agencies (Cost $209,795)			209,294

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
3.875% due 05/15/2043 (j)		1,500	1,321
4.125% due 08/15/2053 (j)		1,000	891
4.625% due 05/15/2044		5,700	5,528
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051 (j)		2,182	1,202
0.125% due 02/15/2052 (j)		454	246
0.625% due 07/15/2032 (j)		1,630	1,457
0.625% due 02/15/2043 (h)		862	632
1.125% due 01/15/2033 (j)		954	878
1.375% due 07/15/2033 (j)		624	584
1.875% due 07/15/2034		19,013	18,428
2.125% due 04/15/2029		5,715	5,724

Total U.S. Treasury Obligations (Cost $39,534)			36,891

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust 5.691% due 01/25/2036 ~		500	381
American Home Mortgage Assets Trust
4.892% due 10/25/2046 •		118	63
6.750% due 11/25/2046 þ		115	99
Atrium Hotel Portfolio Trust 6.195% due 12/15/2036 •		2,300	2,240
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	1,941	2,431
Banc of America Funding Trust 4.920% due 09/20/2046 ~		$439	389
Bear Stearns ALT-A Trust
4.773% due 08/25/2036 •		72	63
5.515% due 05/25/2035 ~		14	13
BX Trust 5.146% due 04/15/2039 •		881	877
Chase Mortgage Finance Trust 4.914% due 09/25/2036 ~		117	93
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~		10	9
6.170% due 09/25/2062 þ		2,598	2,600
CitiMortgage Alternative Loan Trust 5.053% due 04/25/2037 •		161	135
Countrywide Alternative Loan Trust
4.693% due 12/25/2046 •		686	597
5.500% due 06/25/2025		213	169
5.500% due 05/25/2035		311	244
5.500% due 11/25/2035		83	46
6.000% due 12/25/2035		282	197
6.000% due 05/25/2036		48	24
6.250% due 08/25/2036		643	346
7.000% due 10/25/2037		102	35
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037		227	106
6.000% due 02/25/2037		230	105
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		1,378	1,203
4.630% due 06/25/2050 ~		575	505
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.833% due 02/25/2037 •		524	446

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.953% due 02/25/2035 •		29	28
First Horizon Alternative Mortgage Securities Trust 5.282% due 06/25/2036 ~		307	246
HarborView Mortgage Loan Trust 4.891% due 12/19/2036 •		272	207
Impac CMB Trust 5.093% due 03/25/2035 •		96	92
IndyMac INDX Mortgage Loan Trust
4.853% due 11/25/2046 •		630	558
4.933% due 07/25/2035 •		174	159
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		198	189
JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~		69	63
5.750% due 01/25/2036		11	5
Lehman Mortgage Trust 5.103% due 11/25/2036 •		170	80
Lehman XS Trust 4.903% due 08/25/2046 •		299	297
Luminent Mortgage Trust 4.376% due 04/25/2036 ~		3,251	2,169
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~		488	461
MASTR Asset Securitization Trust 6.000% due 06/25/2036		112	63
Merrill Lynch Alternative Note Asset Trust
4.853% due 03/25/2037 •		2,178	524
6.000% due 03/25/2037		53	18
Merrill Lynch Mortgage Investors Trust
5.512% due 04/25/2035 ~		8	7
5.995% due 02/25/2036 ~		1	1
MFA Trust 6.775% due 10/25/2058 þ		996	1,010
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		83	35
MortgageIT Mortgage Loan Trust 4.973% due 12/25/2035 •		156	152
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		922	886
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		27	13
Nomura Resecuritization Trust 5.353% due 07/25/2036 •		2,112	2,029
NovaStar Mortgage Funding Trust 0.446% due 09/25/2046 •		632	218
OBX Trust 7.159% due 10/25/2063 þ		1,374	1,401
Prime Mortgage Trust 6.000% due 06/25/2036		1	1
Residential Accredit Loans, Inc. Trust
4.773% due 01/25/2037 •		1,394	1,229
4.953% due 08/25/2037 •		12	11
5.791% due 10/25/2037 ~		295	245
6.000% due 01/25/2037		30	23
6.000% due 03/25/2037		72	58
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		148	126
Sequoia Mortgage Trust 3.972% due 09/20/2046 ~		79	53
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		234	226
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	496	623
Structured Adjustable Rate Mortgage Loan Trust
5.237% due 03/25/2036 ~		$32	25
5.718% due 08/25/2035 ~		29	16
Thornburg Mortgage Securities Trust
3.257% due 03/25/2044 ~		33	32
5.682% due 12/25/2044 ~		63	60
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	1,153	1,447
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$242	239
3.353% due 10/25/2057 ~		1,479	1,233
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	538	675
Verus Securitization Trust
4.260% due 02/25/2067 þ		$999	944
5.811% due 05/25/2068 þ		923	926
6.443% due 08/25/2068 þ		1,360	1,375
6.476% due 06/25/2068 þ		870	878
6.665% due 09/25/2068 þ		1,168	1,181
WaMu Mortgage Pass-Through Certificates Trust
4.293% due 06/25/2037 ~		105	90
4.781% due 06/25/2037 ~		99	86
4.993% due 12/25/2045 •		12	12

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

5.042% due 10/25/2035 ~	17	15
5.093% due 08/25/2045 •	2,718	2,691
5.203% due 12/25/2035 ~	151	139
5.233% due 01/25/2045 •	502	476
5.342% due 01/25/2035 ~	38	34
5.825% due 02/25/2046 •	51	45
5.895% due 01/25/2046 •	4,224	3,677
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 •	474	126
4.953% due 02/25/2036 •	449	362
5.575% due 02/25/2047 •	666	596
5.765% due 04/25/2046 •	56	45
Wells Fargo Mortgage-Backed Securities Trust 6.939% due 09/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $47,940)		44,350

ASSET-BACKED SECURITIES 32.8%
AUTOMOBILE ABS OTHER 0.7%
CPS Auto Receivables Trust 5.190% due 08/15/2028	1,000	1,001
Westlake Automobile Receivables Trust 5.168% due 09/15/2027 •	2,300	2,302

		3,303

AUTOMOBILE SEQUENTIAL 5.1%
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	1,300	1,329
6.120% due 04/20/2027	3,300	3,352
CarMax Auto Owner Trust 5.300% due 03/15/2027	1,445	1,449
Carvana Auto Receivables Trust
5.380% due 03/12/2029	600	608
5.420% due 04/10/2028	967	972
6.410% due 09/10/2027	442	444
Citizens Auto Receivables Trust
5.110% due 04/17/2028	300	302
5.430% due 10/15/2026	288	289
CPS Auto Receivables Trust
4.910% due 06/15/2028	1,467	1,469
5.710% due 09/15/2027	252	253
DT Auto Owner Trust 6.290% due 08/16/2027	781	784
Exeter Automobile Receivables Trust 6.320% due 03/15/2027	1,189	1,192
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	769	774
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027	938	940
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,000	1,014
6.270% due 08/16/2027	723	726
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	900	893
5.440% due 01/25/2029	2,200	2,216
5.490% due 06/25/2027	500	503
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	232	226
5.320% due 09/25/2030	265	264
5.380% due 11/25/2030	499	499
7.130% due 01/26/2032	323	326
SCCU Auto Receivables Trust 5.700% due 10/16/2028	1,300	1,318
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	320	321
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	491	495
Veros Auto Receivables Trust 7.120% due 11/15/2028	585	588

		23,546

CMBS OTHER 4.0%
Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •	2,312	2,314
6.797% due 05/15/2037 •	1,200	1,203
7.297% due 05/15/2037 •	1,200	1,205
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	1,002	991
MF1 Ltd. 6.116% due 02/19/2037 •	2,700	2,662
PFP Ltd. 6.671% due 08/19/2035 •	1,760	1,766

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Ready Capital Mortgage Financing LLC 6.891% due 10/25/2039 •	1,943	1,957
Starwood Mortgage Trust 6.398% due 11/15/2038 •	4,300	4,257
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	1,839	1,852

		18,207

HOME EQUITY OTHER 11.0%
Aames Mortgage Investment Trust 5.443% due 07/25/2035 •	14	14
Aegis Asset-Backed Securities Trust 5.188% due 08/25/2035 •	4,370	3,626
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.113% due 11/25/2035 •	1,358	1,317
Asset-Backed Securities Corp. Home Equity Loan Trust 5.263% due 06/25/2034 •	732	727
Bear Stearns Asset-Backed Securities Trust
5.503% due 08/25/2037 •	521	456
6.053% due 08/25/2037 •	3,000	2,539
Centex Home Equity Loan Trust 5.098% due 03/25/2034 •	70	68
Citigroup Mortgage Loan Trust
4.643% due 05/25/2037 •	799	523
4.773% due 09/25/2036 •	2,686	2,022
4.933% due 08/25/2036 •	1,000	912
4.973% due 03/25/2036 •	988	892
5.353% due 09/25/2035 •	1,370	1,312
Countrywide Asset-Backed Certificates Trust
4.853% due 02/25/2037 •	237	218
5.193% due 08/25/2047 •	239	231
Countrywide Partnership Trust 5.353% due 02/25/2035 •	3,270	3,188
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ	1,838	300
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •	1,066	1,034
Encore Credit Receivables Trust 5.188% due 09/25/2035 •	11	11
Fremont Home Loan Trust
4.593% due 11/25/2036 •	298	173
4.753% due 10/25/2036 •	1,015	402
4.793% due 02/25/2037 •	935	298
5.188% due 01/25/2035 •	76	74
GSAA Home Equity Trust
4.593% due 03/25/2036 •	190	61
5.093% due 04/25/2047 •	364	161
6.795% due 06/25/2036 þ	344	84
GSAMP Trust
4.543% due 01/25/2037 •	1,403	830
4.653% due 12/25/2046 •	136	66
4.713% due 12/25/2046 •	1,328	683
4.913% due 01/25/2037 •	410	343
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •	267	201
HSI Asset Securitization Corp. Trust 4.933% due 11/25/2035 •	1,671	1,541
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	91	90
5.053% due 07/25/2036 •	6,824	6,533
Long Beach Mortgage Loan Trust 4.893% due 02/25/2036 •	364	357
Merrill Lynch Mortgage Investors Trust 4.973% due 02/25/2037 •	2,302	657
Morgan Stanley ABS Capital, Inc. Trust
4.668% due 03/25/2037 •	782	306
5.383% due 07/25/2035 •	527	509
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	243	51
NovaStar Mortgage Funding Trust 4.653% due 09/25/2037 •	339	329
Option One Mortgage Loan Trust
4.993% due 01/25/2036 •	2,014	1,875
5.233% due 02/25/2035 •	292	275
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.428% due 07/25/2035 •	1,400	1,169
6.178% due 02/25/2035 •	4,155	3,748
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •	229	95
Residential Asset Securities Corp. Trust
4.743% due 06/25/2033 •	62	57
5.113% due 12/25/2035 •	1,474	1,435
5.413% due 01/25/2036 •	5,075	4,753
Saxon Asset Securities Trust 4.903% due 09/25/2036 •	1,700	1,364

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 5.173% due 10/25/2035 •		1,509	1,280
Soundview Home Loan Trust
4.918% due 02/25/2036 •		741	685
5.753% due 10/25/2037 •		417	316

			50,191

WHOLE LOAN COLLATERAL 1.5%
Citigroup Mortgage Loan Trust
4.535% due 05/25/2036 þ		87	43
4.903% due 10/25/2036 •		81	81
4.933% due 11/25/2036 •		3,100	2,922
First Franklin Mortgage Loan Trust
4.733% due 03/25/2037 •		1,795	918
4.763% due 09/25/2036 •		100	95
5.173% due 11/25/2035 •		452	415
PRET LLC
3.721% due 07/25/2051 þ		1,480	1,477
7.021% due 02/25/2054 þ		733	737
Specialty Underwriting & Residential Finance Trust 4.922% due 12/25/2036 •		281	270

			6,958

OTHER ABS 10.5%
ACHV ABS Trust 7.240% due 11/25/2030		110	110
Arbour CLO DAC 4.126% due 12/15/2038 •	EUR	1,900	1,970
Atlas Senior Loan Fund Ltd. 6.829% due 07/20/2032 •		$2,500	2,509
Barings CLO Ltd. 5.868% due 04/15/2031 •		1,786	1,789
Blackrock European CLO DAC 3.804% due 10/15/2031 •	EUR	1,675	1,734
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •		$1,050	1,052
BNPP AM Euro CLO DAC 3.829% due 10/15/2031 •	EUR	354	366
Cairn CLO DAC 3.726% due 01/31/2030 •		877	907
Carlyle Euro CLO DAC 3.913% due 08/15/2032 •		1,198	1,239
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		$1,105	1,107
CBAM Ltd.
5.929% due 04/17/2031 •		1,541	1,544
5.999% due 04/20/2032 •		847	848
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	1,369	1,416
3.834% due 10/15/2031 •		3,064	3,171
3.869% due 07/21/2030 •		539	558
4.298% due 10/23/2034 •		1,305	1,353
ECMC Group Student Loan Trust 5.683% due 07/25/2069 •		$341	341
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		381	381
Gallatin CLO Ltd. 6.568% due 07/15/2031 •		1,200	1,204
GreenSky Home Improvement Trust 5.550% due 06/25/2059		700	708
Harvest CLO DAC 3.899% due 10/20/2031 •	EUR	2,841	2,939
Jubilee CLO DAC 3.834% due 04/15/2031 •		900	927
Man GLG Euro CLO DAC
1.970% due 10/15/2032		1,000	997
3.859% due 10/15/2030 •		45	47
4.879% due 10/15/2032 •		2,200	2,282
Marlette Funding Trust 5.950% due 11/15/2032		$405	405
Navient Private Education Loan Trust 6.112% due 10/15/2031 •		384	385
Nelnet Student Loan Trust
5.225% due 04/20/2062 •		1,093	1,088
6.640% due 02/20/2041		195	198
6.805% due 02/20/2041 •		195	195
OCP CLO Ltd. 5.999% due 07/20/2029 •		144	144
Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		1,656	1,661
7.128% due 06/16/2031		15	15
Palmer Square European Loan Funding DAC 3.904% due 10/15/2031 •	EUR	2,221	2,298

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		$2,500	2,456
Reach ABS Trust 7.050% due 02/18/2031		36	37
SLM Private Education Loan Trust 9.262% due 10/15/2041 •		1,687	1,749
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,382	1,227
2.340% due 09/15/2034		81	80
5.242% due 01/15/2053 •		1,469	1,451
5.698% due 07/15/2053 •		949	956
6.148% due 11/15/2052 •		395	400
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		591	562
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		423	423
Theorem Funding Trust 7.600% due 04/15/2029		436	439
Upstart Pass-Through Trust 3.800% due 04/20/2030		299	295
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		155	150

			48,113

Total Asset-Backed Securities (Cost $157,353)			150,318

SOVEREIGN ISSUES 5.9%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,225,000	1,166
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	14,300	2,247
Colombian TES 6.000% due 04/28/2028	COP	5,888,100	1,175
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	8,000	326
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	24,696	998
3.000% due 12/03/2026 (d)		17,521	794
4.000% due 11/30/2028 (d)		5,298	241
4.000% due 08/24/2034 (d)		51,811	2,207
8.000% due 11/07/2047		15,600	574
8.500% due 03/01/2029		8,700	396
Peru Government International Bond
5.400% due 08/12/2034	PEN	8,600	2,093
6.150% due 08/12/2032		26,400	6,983
6.900% due 08/12/2037		2,800	744
6.950% due 08/12/2031		1,600	449
7.300% due 08/12/2033		3,300	927
7.600% due 08/12/2039		500	140
Poland Government International Bond 4.750% due 07/25/2029	PLN	5,500	1,290
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	13,800	650
8.000% due 01/31/2030		14,500	736
8.250% due 03/31/2032		7,300	358
8.500% due 01/31/2037		9,100	409
9.000% due 01/31/2040		39,700	1,793
Turkey Government International Bond
50.485% (BISTREFI) due 05/20/2026 ~	TRY	200	6
50.485% (BISTREFI) due 08/19/2026 ~		100	3
50.485% (BISTREFI) due 05/17/2028 ~		18,700	522

Total Sovereign Issues (Cost $28,356)			27,227

SHORT-TERM INSTRUMENTS 28.5%
REPURCHASE AGREEMENTS (e) 24.0%			110,000

U.S. TREASURY BILLS 4.5%
4.444% due 01/16/2025 - 03/20/2025 (b)(c)(j)		$20,862	20,737

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $130,733)		130,737

Total Investments in Securities (Cost $669,338)		651,770

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio	3,001,989	29,401
PIMCO Short-Term Floating NAV Portfolio III	1,590	16

Total Short-Term Instruments (Cost $29,229)		29,417

Total Investments in Affiliates (Cost $29,229)		29,417

Total Investments 148.7% (Cost $698,567)		$681,187
Financial Derivative Instruments (g)(i) (2.1)%(Cost or Premiums, net $13,813)		(9,640)
Other Assets and Liabilities, net (46.6)%		(213,498)

Net Assets 100.0%		$458,049

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$55,000	U.S. Treasury Notes 4.250% due 06/30/2029	$(56,020)	$55,000	$55,014
SAL	4.280	12/31/2024	01/02/2025	4,200	U.S. Treasury Notes 4.625% due 06/15/2027	(4,291)	4,200	4,201
4.570	01/02/2025	01/03/2025	50,800	U.S. Treasury Notes 4.125% due 09/30/2027	(52,326)	50,800	50,800

Total Repurchase Agreements	$(112,637)	$110,000	$110,015

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	2.400%	12/18/2024	TBD(3)	EUR	(519)	$(538)

Total Reverse Repurchase Agreements	$(538)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$20,400	$(17,978)	$(18,042)

Total Short Sales (3.9)%	$(17,978)	$(18,042)

(f)	Securities with an aggregate market value of $529 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(185) at a weighted average interest rate of 3.114%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	974	$103,541	$(534)	$0	$(91)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	48	5,343	(63)	0	(12)

$(597)	$0	$(103)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	98	$(23,436)	$2	$0	$(1)
Euro-Bobl March Futures	03/2025	42	(5,128)	36	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2025	336	(36,540)	359	74	0
U.S. Treasury Long-Term Bond March Futures	03/2025	4	(455)	10	1	0

$407	$75	$(10)

Total Futures Contracts	$(190)	$75	$(113)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	400	$2	$1	$3	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	100	1	0	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	$470	92	(49)	43	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	550	66	11	77	0	0

$161	$(37)	$124	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$25	$1	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	7	(3)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	400	(12)	0	(12)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	1,400	103	7	110	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	1	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	9	28	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	200	4	0	4	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	52,900	1,186	14	1,200	13	0

$1,265	$65	$1,330	$14	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	28,340	$399	$(581)	$(182)	$78	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	200	(1)	6	5	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$52,200	822	(306)	516	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	38,600	(100)	398	298	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	26,600	0	(65)	(65)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	5,660	0	124	124	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	8,000	0	171	171	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	18,100	433	696	1,129	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	20,360	178	421	599	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	6,300	18	98	116	7	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	2,151	7,569	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	206	814	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	399	349	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	60	49	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	242	315	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	2,089	4,974	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	890	1,118	15	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,208,700	0	37	37	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	14,260	186	13	199	37	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	(7)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	1	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	1	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		8,375	68	49	117	24	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,625	(4)	(82)	(86)	0	(17)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,500	0	5	5	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	218	154	41	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,225,000	0	16	16	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	8,900	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	300	(1)	(22)	(23)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(7)	(8)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,100	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		8,200	0	2	2	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	5	5	0	0
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,100	0	4	4	0	0

							$11,074	$7,172	$18,246	$344	$(32)

Total Swap Agreements							$12,500	$7,200	$19,700	$358	$(32)

(h)

Securities with an aggregate market value of $631 and cash of $11,667 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

(5)						This instrument has a forward starting effective date.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	129		$96	$1	$0
	01/2025		$442	CNH	3,204	0	(5)
	01/2025		833	NZD	1,415	0	(42)
BOA	01/2025	CNH	1,427		$196	1	0
	01/2025	GBP	256		326	5	0
	01/2025	SEK	1,125		103	1	0
	01/2025	SGD	176		131	2	0
	01/2025		$64	IDR	1,029,351	0	(1)
	01/2025		261	JPY	39,794	0	(8)
	01/2025		148	KRW	208,792	0	(7)
	01/2025		294	TWD	9,546	0	(4)
	01/2025		200	ZAR	3,627	0	(9)
BPS	01/2025	CNH	20,375		$2,812	35	0
	01/2025	CZK	8,325		350	7	0
	01/2025	IDR	5,866,268		359	0	(4)
	01/2025	INR	43,465		507	0	0
	01/2025	KRW	932,390		668	37	0
	01/2025	MXN	8,467		420	14	0
	01/2025	SGD	149		111	2	0
	01/2025	TWD	44,647		1,406	49	0
	01/2025		$299	CHF	264	0	(8)
	01/2025		1,126	CNH	8,220	0	(6)
	01/2025		1,425	IDR	22,659,187	0	(26)
	01/2025		1,108	INR	93,736	0	(15)
	01/2025		645	KRW	957,099	4	0
	01/2025		1,356	PLN	5,523	0	(20)
	01/2025		620	TWD	20,097	0	(9)
	01/2025		2,395	ZAR	42,360	0	(153)
	01/2025	ZAR	6,602		$367	18	0
	02/2025	CNH	9,267		1,279	15	0
	03/2025	ILS	410		114	1	0
	03/2025	KRW	954,629		645	0	(3)
	03/2025	MXN	8,486		414	12	0
	03/2025		$359	IDR	5,884,052	2	0
	03/2025		507	INR	43,690	0	(1)
	04/2025	TWD	19,980		$620	9	0
	05/2025	CNH	11,159		1,538	10	0
BRC	01/2025	CAD	9,873		7,012	141	0
	01/2025	CHF	140		159	4	0
	01/2025	EUR	107		113	2	0
	01/2025	PLN	1,392		341	4	0
	01/2025	TRY	7,327		195	0	(10)
	01/2025		$640	IDR	10,043,121	0	(19)
	01/2025		249	JPY	37,148	0	(12)
	01/2025		1,439	TRY	52,809	17	0
	02/2025		37	JPY	5,864	0	0
	03/2025	ILS	1,590		$446	8	0
	03/2025	TRY	31,412		818	0	(11)
	03/2025		$1,478	TRY	56,593	18	0
BSH	02/2025	PEN	2,445		$644	0	(6)
	04/2025		2,425		638	0	(5)
	05/2025		350		92	0	0
CBK	01/2025	CNH	298		41	0	0
	01/2025	GBP	212		271	5	0
	01/2025	IDR	7,144,647		442	0	0
	01/2025	INR	460,012		5,396	31	0
	01/2025	KRW	3,760,993		2,721	173	0
	01/2025	PEN	2,702		719	1	0
	01/2025	TWD	180,347		5,664	182	0
	01/2025		$505	CAD	726	0	0
	01/2025		854	IDR	13,545,009	0	(16)
	01/2025		5,753	INR	486,685	0	(78)
	01/2025		511	KRW	749,393	0	(3)
	02/2025	BRL	2,403		$416	29	0
	02/2025	PEN	4,010		1,072	7	0
	03/2025	KRW	747,546		511	3	0
	03/2025	PEN	1,573		414	0	(4)
	03/2025		$442	IDR	7,165,661	0	(2)
	03/2025		5,025	INR	430,370	0	(36)
	04/2025	PEN	4,229		$1,119	3	(7)
	05/2025		310		82	0	0
	08/2025		78		20	0	0
DUB	01/2025	KRW	3,447,476		2,474	138	0
	01/2025		$561	KRW	793,040	0	(24)
	01/2025		539	PLN	2,205	0	(5)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

02/2025	PEN	7,111	$1,898	9	0
03/2025	5,727	1,506	0	(16)
05/2025	678	178	0	(2)
FAR	01/2025	AUD	7,332	4,758	220	0
01/2025	TWD	2,645	82	1	0
02/2025	CLP	1,175,788	1,206	25	0
03/2025	PEN	1,968	523	1	0
GLM	01/2025	BRL	1,006	162	0	0
01/2025	INR	19,740	232	2	0
01/2025	KRW	1,499,628	1,091	75	0
01/2025	MXN	9,016	431	0	0
01/2025	TWD	41,671	1,297	31	0
01/2025	$165	BRL	1,006	0	(2)
01/2025	1,001	IDR	15,850,575	0	(22)
01/2025	607	PLN	2,470	0	(9)
01/2025	243	TWD	7,891	0	(3)
02/2025	MXN	11,898	$584	18	0
04/2025	BRL	14,000	2,515	282	0
04/2025	DKK	9,600	1,419	79	0
04/2025	PEN	204	54	0	0
IND	01/2025	$41	DKK	291	0	(1)
JPM	01/2025	CNH	18,459	$2,552	36	0
01/2025	COP	5,526,306	1,239	0	(12)
01/2025	IDR	5,333,869	333	4	0
01/2025	TWD	37,344	1,153	18	0
01/2025	$243	IDR	3,865,937	0	(4)
01/2025	919	INR	77,822	0	(12)
01/2025	219	JPY	32,782	0	(10)
01/2025	564	PLN	2,300	0	(8)
03/2025	36	IDR	587,649	0	0
04/2025	BRL	300	$53	6	0
MBC	01/2025	CHF	5,867	6,686	215	0
01/2025	CNH	3,146	432	3	0
01/2025	EUR	26,497	27,919	458	0
01/2025	INR	18,290	214	0	0
01/2025	KRW	4,707,371	3,388	200	0
01/2025	$591	CNH	4,314	0	(3)
01/2025	630	INR	53,333	0	(8)
01/2025	288	PLN	1,175	0	(4)
01/2025	948	TWD	30,832	0	(10)
03/2025	ILS	507	$142	3	0
03/2025	$214	INR	18,385	0	0
04/2025	TWD	30,656	$948	11	0
05/2025	CNH	7,299	1,006	7	0
MYI	01/2025	$14	DKK	98	0	0
01/2025	359	IDR	5,669,027	0	(8)
01/2025	225	PLN	917	0	(3)
04/2025	DKK	10,200	$1,506	82	0
04/2025	$4,382	DKK	29,315	0	(289)
NGF	01/2025	1,040	IDR	16,565,328	0	(16)
RBC	01/2025	399	KRW	573,151	0	(11)
02/2025	70	JPY	10,963	0	0
03/2025	MXN	71,825	$3,507	106	0
SCX	01/2025	CHF	9	11	0	0
01/2025	CNH	9,157	1,267	19	0
01/2025	GBP	1,835	2,329	32	0
01/2025	SGD	51	38	1	0
01/2025	TWD	21,954	685	18	0
01/2025	$1,201	IDR	18,996,380	0	(28)
01/2025	1,844	INR	155,987	0	(25)
01/2025	130	KRW	190,531	0	(1)
01/2025	496	TWD	16,164	0	(4)
02/2025	88	JPY	13,790	0	0
03/2025	KRW	190,051	$130	1	0
04/2025	PEN	2,306	607	0	(5)
04/2025	TWD	16,085	496	4	0
05/2025	CNH	6,236	865	11	0
SOG	01/2025	$1,198	PLN	4,872	0	(19)
SSB	01/2025	MXN	4,104	$208	11	0
04/2025	PEN	6,536	1,720	0	(15)
05/2025	1,414	373	0	(2)
TOR	01/2025	$418	JPY	62,848	0	(18)
UAG	01/2025	685	PLN	2,785	0	(11)
04/2025	DKK	9,500	$1,401	75	0

Total Forward Foreign Currency Contracts	$3,055	$(1,140)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	52,000	$250	$146

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	9,600	2	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	11,200	4	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	4,000	2	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	30,900	28	0

Total Purchased Options							$286	$151

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	200	(1)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	200	(1)	(4)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	52,000	(92)	(45)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	52,000	(154)	(82)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	300	(1)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	300	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	800	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	200	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	1	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	200	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	200	0	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	400	(1)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	400	(1)	(3)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	200	(1)	(3)

Total Written Options	$(279)	$(179)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$356	$(88)	$60	$0	$(28)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	6,600	1,394	(82)	1,312	0

$1,306	$(22)	$1,312	$(28)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	1,323	5.150% (FEDL01 plus a specified spread)	Monthly	01/22/2025	$17,082	$0	$77	$77	$0
Pay	S&P 500 Total Return Index	1,489	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	19,226	0	40	40	0
Pay	S&P 500 Total Return Index	8,613	5.290% (FEDL01 plus a specified spread)	Maturity	01/21/2026	111,607	0	1,022	1,022	0
BPS	Pay	S&P 500 Total Return Index	10,568	5.090% (FEDL01 plus a specified spread)	Maturity	10/01/2025	127,510	0	(6,622)	0	(6,622)
GST	Pay	S&P 500 Total Return Index	1,996	5.180% (FEDL01 plus a specified spread)	Monthly	01/22/2025	25,772	0	117	117	0
Pay	S&P 500 Total Return Index	60	4.840% (FEDL01 plus a specified spread)	Monthly	02/05/2025	775	0	2	2	0
Pay	S&P 500 Total Return Index	95	4.870% (FEDL01 plus a specified spread)	Monthly	03/05/2025	1,227	0	5	5	0
Pay	S&P 500 Total Return Index	84	4.900% (FEDL01 plus a specified spread)	Monthly	03/12/2025	1,084	0	5	5	0
JPM	Pay	S&P 500 Total Return Index	201	4.810% (FEDL01 plus a specified spread)	Monthly	02/05/2025	2,595	0	11	11	0
Pay	S&P 500 Total Return Index	1,608	5.040% (FEDL01 plus a specified spread)	Monthly	08/06/2025	20,762	0	92	92	0
Pay	S&P 500 Total Return Index	9,098	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	117,472	0	479	479	0
Receive	ERAUSLT Index	178,166	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	104,874	0	(444)	0	(444)
Receive	ERAUSLT Index	475,856	5.280% (FEDL01 plus a specified spread)	Maturity	01/21/2026	285,954	0	(7,555)	0	(7,555)
MYI	Receive	ERAUSLT Index	7,264	4.870% (FEDL01 plus a specified spread)	Monthly	01/15/2025	4,276	0	(19)	0	(19)
Receive	ERAUSLT Index	84,540	5.120% (FEDL01 plus a specified spread)	Monthly	02/05/2025	49,763	0	(231)	0	(231)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	ERAUSLT Index	30,213	4.840% (FEDL01 plus a specified spread)	Monthly	03/05/2025	17,784	0	(78)	0	(78)

							$0	$(13,099)	$1,850	$(14,949)

Total Swap Agreements							$1,306	$(13,121)	$3,162	$(14,977)

(j)

Securities with an aggregate market value of $22,666 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$34,083	$0		$34,083
Industrials					0	12,501	0		12,501
Utilities					0	6,131	0		6,131
Municipal Bonds & Notes
Illinois					0	238	0		238
U.S. Government Agencies					0	209,294	0		209,294
U.S. Treasury Obligations					0	36,891	0		36,891
Non-Agency Mortgage-Backed Securities					0	44,350	0		44,350
Asset-Backed Securities
Automobile ABS Other					0	3,303	0		3,303
Automobile Sequential					0	23,546	0		23,546
CMBS Other					0	18,207	0		18,207
Home Equity Other					0	50,191	0		50,191
Whole Loan Collateral					0	6,958	0		6,958
Other ABS					0	48,113	0		48,113
Sovereign Issues					0	27,227	0		27,227
Short-Term Instruments
Repurchase Agreements					0	110,000	0		110,000
U.S. Treasury Bills					0	20,737	0		20,737

					$0	$651,770	$0		$651,770
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$29,417	$0	$0		$29,417

Total Investments					$29,417	$651,770	$0		$681,187

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(18,042)	$0		$(18,042)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0	433	0		433
Over the counter					0	6,368	0		6,368

					$0	$6,801	$0		$6,801
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(9)	(136)	0		(145)
Over the counter					0	(16,268)	(28)		(16,296)

					$(9)	$(16,404)	$(28)		$(16,441)

Total Financial Derivative Instruments					$(9)	$(9,603)	$(28)		$(9,640)

Totals					$29,408	$624,125	$(28)		$653,505

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.6% ¤
CORPORATE BONDS & NOTES 8.5%
BANKING & FINANCE 6.5%
American Express Co. 5.284% due 07/26/2035 •		$600	$594
Athene Global Funding 5.620% due 05/08/2026		500	505
Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,304
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		200	201
Bank of Nova Scotia 5.450% due 08/01/2029		700	713
Barclays PLC
4.837% due 09/10/2028 •		100	99
6.224% due 05/09/2034 •		500	514
Citibank NA 5.488% due 12/04/2026		300	305
Citigroup, Inc. 3.106% due 04/08/2026 •		100	99
Equinix, Inc. 1.550% due 03/15/2028		200	180
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	192
5.800% due 03/05/2027		200	202
5.800% due 03/08/2029		200	200
Goldman Sachs Group, Inc.
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
5.798% due 08/10/2026 •		200	201
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	205
GSPA Monetization Trust 6.422% due 10/09/2029		484	480
Host Hotels & Resorts LP 5.500% due 04/15/2035		100	98
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		500	504
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	96
1.578% due 04/22/2027 •		200	192
3.782% due 02/01/2028 •		100	98
5.040% due 01/23/2028 •		200	201
6.070% due 10/22/2027 •		200	205
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	299
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		200	202
Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	200	208
4.654% due 10/18/2030 •		$100	98
5.050% due 01/28/2027 •		800	803
5.320% due 07/19/2035 •		100	98
Prologis LP 5.000% due 01/31/2035		100	97
Royal Bank of Canada 4.969% due 08/02/2030 •		600	596
UBS Group AG 4.751% due 05/12/2028 •		500	497
VICI Properties LP 4.750% due 02/15/2028		200	198
Wells Fargo & Co.
2.393% due 06/02/2028 •		800	754
3.196% due 06/17/2027 •		300	293

			12,035

INDUSTRIALS 0.9%
Broadcom, Inc. 5.150% due 11/15/2031		100	101
Hyundai Capital America 5.688% due 08/04/2025 •		600	602

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Occidental Petroleum Corp. 5.550% due 10/01/2034	700	681
T-Mobile USA, Inc. 4.200% due 10/01/2029	200	194
United Airlines Pass-Through Trust 5.450% due 08/15/2038	100	101

		1,679

UTILITIES 1.1%
Eversource Energy 5.850% due 04/15/2031	500	513
Pacific Gas & Electric Co. 5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	900	902
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	100	100
Southern California Edison Co.
4.875% due 02/01/2027	100	100
5.150% due 06/01/2029	400	403

		2,018

Total Corporate Bonds & Notes (Cost $15,669)		15,732

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	70	77

Total Municipal Bonds & Notes (Cost $70)		77

U.S. GOVERNMENT AGENCIES 44.4%
Fannie Mae
2.242% due 01/25/2031 ~(a)	2,290	146
4.202% due 10/01/2029 ~	1,000	977
4.300% due 12/01/2029	702	688
4.705% due 09/01/2031 ~	2,000	1,984
4.720% due 10/01/2028	500	501
4.770% due 10/01/2028	600	602
4.930% due 06/01/2029	400	404
5.033% due 07/25/2037 •	8	8
5.063% due 07/25/2037 •	16	16
5.083% due 09/25/2035 •	28	27
5.300% due 11/01/2030	900	920
5.403% due 06/25/2037 •	113	113
5.519% due 11/25/2054 •	873	869
Freddie Mac
3.000% due 09/01/2032	526	503
5.262% due 07/15/2041 •	86	86
5.412% due 08/15/2037 •	104	104
5.422% due 10/15/2037 •	15	15
5.432% due 05/15/2037 - 09/15/2037 •	117	116
5.669% due 11/25/2054 •	851	844
5.719% due 12/25/2054 •	1,081	1,084
Ginnie Mae 5.017% due 08/20/2047 •	402	389
Ginnie Mae, TBA 5.000% due 02/01/2055	2,240	2,172
U.S. Small Business Administration 6.220% due 12/01/2028	2	2
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	59	59
4.500% due 10/01/2052	4,227	3,986
5.000% due 08/01/2052 - 12/01/2053	5,333	5,162
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	4,600	3,908
4.000% due 02/01/2055	11,100	10,150
5.500% due 02/01/2055	6,400	6,311
6.000% due 02/01/2055	9,790	9,828
6.500% due 02/01/2055	29,770	30,362

Total U.S. Government Agencies (Cost $82,183)		82,336

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Bonds
4.625% due 05/15/2044	2,400	2,327
U.S. Treasury Inflation Protected Securities (e)
1.875% due 07/15/2034	5,432	5,265
2.125% due 04/15/2029	1,633	1,636

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $9,525)			9,228

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		314	271
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	621	778
BAMLL Commercial Mortgage Securities Trust 6.412% due 03/15/2037 •		$1,000	999
Banc of America Funding Trust 4.826% due 02/20/2035 ~		22	19
Banc of America Mortgage Trust 5.598% due 06/25/2035 ~		13	11
Bear Stearns ALT-A Trust 4.773% due 08/25/2036 •		948	822
BX Trust 6.237% due 01/17/2039 •		1,000	990
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		812	813
6.300% due 03/25/2036 •		64	62
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •		930	919
Countrywide Alternative Loan Trust 4.853% due 05/25/2036 •		211	179
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	403
6.248% due 02/20/2036 •		6	6
6.500% due 12/25/2037		1,263	508
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		711	413
Downey Savings & Loan Association Mortgage Loan Trust 5.301% due 09/19/2044 •		66	59
First Horizon Mortgage Pass-Through Trust 5.282% due 10/25/2035 ~		167	153
GCAT Trust 6.007% due 01/25/2059 þ		456	458
GSR Mortgage Loan Trust 6.687% due 09/25/2035 ~		6	6
HarborView Mortgage Loan Trust
4.890% due 01/19/2036 •		1,465	887
5.165% due 06/20/2035 •		295	276
HomeBanc Mortgage Trust 5.073% due 03/25/2035 •		347	277
Impac CMB Trust 5.093% due 03/25/2035 •		243	233
IndyMac INDX Mortgage Loan Trust 4.973% due 06/25/2035 •		91	73
JP Morgan Mortgage Trust
5.560% due 08/25/2035 ~		50	44
5.750% due 01/25/2036		10	5
Lehman Mortgage Trust 5.103% due 11/25/2036 •		1,007	476
Lehman XS Trust 4.903% due 08/25/2046 •		1,256	1,248
Merrill Lynch Mortgage Investors Trust 5.360% due 09/25/2035 ~		73	58
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	823	853
Morgan Stanley Mortgage Loan Trust
3.711% due 07/25/2035 ~		$187	164
6.815% due 06/25/2036 þ		2,906	815
New York Mortgage Trust 5.250% due 07/25/2062 þ		484	481
Prime Mortgage Trust 6.000% due 06/25/2036		3	3
Residential Accredit Loans, Inc. Trust
4.813% due 09/25/2036 •		818	741
4.953% due 08/25/2035 •		1,377	950
5.398% due 12/25/2035 ~		1,146	996
Residential Asset Securitization Trust 6.000% due 03/25/2037		2,833	874
Sequoia Mortgage Trust 5.045% due 07/20/2034 •		269	248
Structured Adjustable Rate Mortgage Loan Trust 6.753% due 12/25/2037 •		1,275	1,104
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	444	556
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		448	562
Verus Securitization Trust 6.218% due 06/25/2069 þ		$452	456
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~		144	120
4.172% due 02/25/2037 ~		372	340
4.176% due 12/25/2036 ~		84	73

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

4.781% due 06/25/2037 ~	678	589
6.325% due 10/25/2046 •	1,627	1,489
6.325% due 11/25/2046 •	1,386	1,213
Washington Mutual Mortgage Pass-Through Certificates Trust 3.932% due 09/25/2036 þ	2,216	591

Total Non-Agency Mortgage-Backed Securities (Cost $28,537)		24,664

ASSET-BACKED SECURITIES 30.2%
AUTOMOBILE ABS OTHER 0.1%
Westlake Automobile Receivables Trust 5.268% due 10/15/2026 •	161	162

AUTOMOBILE SEQUENTIAL 8.6%
Ally Auto Receivables Trust 5.460% due 05/15/2028	500	505
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	389	391
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026	350	349
5.900% due 08/21/2028	400	409
BMW Vehicle Owner Trust 5.470% due 02/25/2028	500	505
CarMax Auto Owner Trust
5.300% due 03/15/2027	565	567
5.340% due 08/16/2027	380	382
Carvana Auto Receivables Trust
4.680% due 02/10/2028	600	600
5.420% due 04/10/2028	387	389
5.770% due 04/12/2027	125	125
6.360% due 04/12/2027	83	83
6.410% due 09/10/2027	158	159
Chase Auto Owner Trust 5.480% due 04/26/2027	354	355
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	115	116
6.130% due 07/15/2026	72	72
CPS Auto Receivables Trust 6.130% due 09/15/2026	104	104
Drive Auto Receivables Trust 5.830% due 12/15/2026	196	196
DT Auto Owner Trust 6.290% due 08/16/2027	260	261
Exeter Automobile Receivables Trust
5.700% due 05/15/2026	120	120
5.820% due 02/15/2027	338	339
6.320% due 03/15/2027	490	491
FHF Trust 6.570% due 06/15/2028	282	285
Fifth Third Auto Trust 5.800% due 11/16/2026	115	115
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	240	242
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	408	408
5.700% due 01/15/2027	80	80
5.770% due 06/15/2027	374	376
6.040% due 03/15/2027	148	149
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	304
6.270% due 08/16/2027	230	231
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	302
5.450% due 06/16/2028	500	505
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	900	907
5.490% due 06/25/2027	700	705
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	504
5.290% due 04/15/2027	391	393
5.480% due 04/17/2028	500	506
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	189	189
5.380% due 11/25/2030	136	136
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	505
6.180% due 02/16/2027	156	156
SBNA Auto Lease Trust 5.450% due 01/20/2026	286	286
SCCU Auto Receivables Trust 5.700% due 10/16/2028	500	507

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Tricolor Auto Securitization Trust 6.610% due 10/15/2027	223	225
Veros Auto Receivables Trust 7.120% due 11/15/2028	195	196
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	188	189
6.230% due 01/15/2027	571	573

		15,919

CMBS OTHER 3.0%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	361	362
AREIT Trust 5.850% due 01/20/2037 •	498	497
LCCM Trust 5.712% due 12/13/2038 •	113	113
LoanCore Issuer Ltd. 5.812% due 11/15/2038 •	506	509
M360 Ltd. 5.971% due 11/22/2038 •	378	370
MF1 LLC
6.516% due 06/19/2037 •	1,388	1,390
7.001% due 09/17/2037 •	455	456
MF1 Ltd.
5.570% due 10/16/2036 •	430	429
5.590% due 07/16/2036 •	257	257
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	1,125	1,133

		5,516

CREDIT CARD BULLET 2.0%
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	503
BA Credit Card Trust 4.790% due 05/15/2028	500	502
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	800	797
Master Credit Card Trust 5.450% due 01/21/2027 •	1,000	1,003
Synchrony Card Funding LLC 4.930% due 07/15/2030	1,000	1,007

		3,812

CREDIT CARD OTHER 0.6%
Chase Issuance Trust 4.720% due 01/15/2031	1,100	1,100

HOME EQUITY OTHER 5.3%
Countrywide Asset-Backed Certificates Trust 4.933% due 04/25/2037 •	679	578
Fremont Home Loan Trust 4.593% due 01/25/2037 •	1,925	971
GSAA Home Equity Trust
4.853% due 03/25/2037 •	4,653	1,288
5.995% due 03/25/2046 ~	4,369	1,606
IXIS Real Estate Capital Trust 4.853% due 03/25/2036 •	594	308
MASTR Specialized Loan Trust 5.578% due 11/25/2035 •	1,628	1,535
Morgan Stanley ABS Capital, Inc. Trust
4.533% due 11/25/2036 •	1,265	707
4.633% due 03/25/2037 •	2,972	1,255
Option One Mortgage Loan Trust 4.673% due 05/25/2037 •	1,335	793
RCKT Mortgage Trust 6.147% due 06/25/2044 þ	464	468
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •	967	378

		9,887

WHOLE LOAN COLLATERAL 2.4%
Citigroup Mortgage Loan Trust 4.535% due 05/25/2036 þ	899	444
GSRPM Mortgage Loan Trust 5.803% due 03/25/2035 •	3,189	3,334

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Specialty Underwriting & Residential Finance Trust 4.753% due 09/25/2037 •		896	607

			4,385

OTHER ABS 8.2%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		500	502
5.946% due 07/15/2034 •		1,000	1,003
AIMCO CLO 5.897% due 10/17/2034 •		500	502
Arbour CLO DAC 4.320% due 11/15/2037 •	EUR	800	829
Bain Capital Credit CLO Ltd. 5.877% due 07/16/2034 •		$500	501
BHG Securitization Trust 5.930% due 10/17/2035		1,100	1,104
BlueMountain CLO Ltd. 5.998% due 07/15/2031 •		326	326
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		600	603
CarVal CLO Ltd. 5.877% due 07/16/2031 •		956	959
CBAM Ltd. 5.929% due 04/17/2031 •		495	496
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		900	902
CRB Securitization Trust 6.960% due 10/20/2033		284	287
Henley CLO DAC 4.076% due 04/25/2034 •	EUR	500	517
Invesco Euro CLO DAC 4.553% due 10/30/2038 •		500	518
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		$500	501
Marlette Funding Trust 5.950% due 11/15/2032		162	162
Nelnet Student Loan Trust
6.640% due 02/20/2041		195	198
6.805% due 02/20/2041 •		195	195
Northwoods Capital Ltd. 5.766% due 11/13/2031 •		881	883
Palmer Square European Loan Funding DAC
3.690% due 05/15/2034 •	EUR	700	725
5.238% due 05/15/2034 •		1,000	1,040
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		$600	602
TCW CLO Ltd. 5.784% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		97	97
Tralee Clo Ltd. 5.846% due 10/25/2032 •		1,100	1,102
Upstart Securitization Trust 5.500% due 06/20/2032		144	143
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		44	43

			15,241

Total Asset-Backed Securities (Cost $61,325)			56,022

SOVEREIGN ISSUES 8.0%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	505,000	481
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	5,200	817
0.000% due 10/01/2025 (d)		20,100	2,934
Colombian TES 6.000% due 04/28/2028	COP	2,437,400	487
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,300	134
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	8,677	351
3.000% due 12/03/2026 (e)		19,189	869
4.000% due 11/30/2028 (e)		1,835	83
4.000% due 08/24/2034 (e)		21,859	931
8.500% due 03/01/2029		8,800	401
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,300	803
6.150% due 08/12/2032		11,200	2,962
6.900% due 08/12/2037		1,100	293
6.950% due 08/12/2031		700	196
7.300% due 08/12/2033		1,200	337
7.600% due 08/12/2039		200	56

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Poland Government International Bond 4.750% due 07/25/2029	PLN	2,300	540
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	5,900	278
8.000% due 01/31/2030		8,600	437
8.250% due 03/31/2032		3,400	167
8.500% due 01/31/2037		4,900	220
9.000% due 01/31/2040		18,500	835
Turkey Government International Bond
50.485% (BISTREFI) due 08/19/2026 ~	TRY	100	3
50.485% (BISTREFI) due 05/17/2028 ~		9,500	265

Total Sovereign Issues (Cost $15,622)			14,880

		SHARES
COMMON STOCKS 15.5%
COMMUNICATION SERVICES 1.2%
Alphabet, Inc. 'A'		5,567	1,054
Comcast Corp. 'A'		19,071	716
Verizon Communications, Inc.		2,569	102
Walt Disney Co.		2,569	286

			2,158

CONSUMER DISCRETIONARY 3.7%
Amazon.com, Inc. (b)		22,171	4,864
Home Depot, Inc.		2,569	999
McDonald's Corp.		2,569	745
NIKE, Inc. 'B'		2,569	195

			6,803

CONSUMER STAPLES 1.0%
Coca-Cola Co.		2,569	160
Procter & Gamble Co.		8,564	1,436
Walmart, Inc.		2,569	232

			1,828

ENERGY 0.2%
Chevron Corp.		2,569	372

FINANCIALS 2.3%
American Express Co.		2,569	762
Goldman Sachs Group, Inc.		2,569	1,471
JPMorgan Chase & Co.		2,569	616
Travelers Cos., Inc.		2,569	619
Visa, Inc. 'A'		2,569	812

			4,280

HEALTH CARE 1.8%
AbbVie, Inc.		4,659	828
Amgen, Inc.		2,569	670
Johnson & Johnson		2,569	371
Merck & Co., Inc.		2,569	256
UnitedHealth Group, Inc.		2,569	1,299

			3,424

INDUSTRIALS 1.2%
3M Co.		2,569	332
Boeing Co. (b)		2,569	455
Caterpillar, Inc.		2,569	932
Honeywell International, Inc.		2,569	580

			2,299

INFORMATION TECHNOLOGY 3.6%
Apple, Inc.		9,021	2,259
Cisco Systems, Inc.		2,569	152
International Business Machines Corp.		2,569	565
Microsoft Corp.		4,864	2,050
NVIDIA Corp.		5,841	784
Salesforce, Inc.		2,569	859

			6,669

MATERIALS 0.5%
Sherwin-Williams Co.		2,569	873

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $28,182)		28,706

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
COMMERCIAL PAPER 1.5%
AutoNation, Inc. 4.750% due 01/07/2025	$960	959
Jabil, Inc. 4.850% due 01/17/2025	970	968
Penske Truck Leasing Co. LP 4.700% due 03/20/2025	960	950

		2,877

REPURCHASE AGREEMENTS (f) 2.9%		5,400

U.S. TREASURY BILLS 2.3%
4.395% due 01/16/2025 - 03/27/2025 (c)(d)(i)	4,289	4,257

Total Short-Term Instruments (Cost $12,534)		12,534

Total Investments in Securities (Cost $253,647)		244,179

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	3,300	32

Total Short-Term Instruments (Cost $32)		32

Total Investments in Affiliates (Cost $32)		32

Total Investments 131.6% (Cost $253,679)		$244,211
Financial Derivative Instruments (g)(h) (1.0)%(Cost or Premiums, net $3,188)		(1,803)
Other Assets and Liabilities, net (30.6)%		(56,800)

Net Assets 100.0%		$185,608

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$5,400	U.S. Treasury Notes 4.250% due 06/30/2029	$(5,500)	$5,400	$5,401

Total Repurchase Agreements	$(5,500)	$5,400	$5,401

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$9,200	$(8,108)	$(8,137)

Total Short Sales (4.4)%	$(8,108)	$(8,137)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(91) at a weighted average interest rate of 5.224%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI Emerging Markets Index March Futures	03/2025	14	$752	$(15)	$0	$(2)
U.S. Treasury 2-Year Note March Futures	03/2025	9	1,850	(5)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	222	24,143	(185)	0	(43)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	5	595	(6)	1	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	50	5,566	(78)	0	(13)

$(289)	$1	$(58)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	41	$(9,805)	$1	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2025	36	(3,827)	(1)	0	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury Long-Term Bond March Futures				03/2025	1		(114)	2		0	0

								$2		$0	$(1)

Total Futures Contracts								$(287)		$1	$(59)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	200	$1	$0	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240		100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		$400	4	3	7	0	0

							$6	$3	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly		12/20/2029		$14,800	$(345)	$10	$(335)	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	11,070	$136	$(207)	$(71)	$31	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$22,590	360	(137)	223	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		8,400	103	200	303	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	(93)	(93)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	8	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	209	363	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	48	57	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	280	1,214	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	301	1,190	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(57)	78	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	153	136	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	4	4	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		120	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,250	(52)	278	226	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	101	131	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	46	116	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	322	428	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	22	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	369	465	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,156,200	0	16	16	1	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	6,030	79	5	84	16	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,275	26	20	46	9	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,405	(1)	(32)	(33)	0	(7)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,300	0	2	2	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	71	50	13	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	505,000	0	7	7	0	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,700	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	8,300	0	2	2	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	CPURNSA	2.487	Maturity	12/07/2051	$1,300	21	21	42	0	0

$3,047	$2,017	$5,064	$142	$(16)

Total Swap Agreements	$2,708	$2,030	$4,738	$142	$(18)

Cash of $3,914 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	Unsettled variation margin asset of $5 and liability of $(19) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	CAD	79	$55	$0	$0
01/2025	CNH	1,115	154	2	0
01/2025	SGD	12	9	0	0
01/2025	$339	NZD	575	0	(17)
BOA	01/2025	CNH	1,935	$267	3	0
01/2025	JPY	8,400	56	3	0
01/2025	KRW	386,109	272	10	0
01/2025	SEK	555	51	1	0
01/2025	SGD	17	13	0	0
01/2025	TWD	22,826	703	9	0
01/2025	$25	IDR	399,759	0	0
01/2025	1,254	INR	106,627	0	(11)
01/2025	102	JPY	15,551	0	(3)
01/2025	225	KRW	316,414	0	(11)
02/2025	41	HKD	316	0	0
BPS	01/2025	BRL	7,496	$1,239	26	0
01/2025	CNH	7,735	1,067	13	0
01/2025	CZK	3,434	144	3	0
01/2025	IDR	2,698,382	165	0	(2)
01/2025	INR	16,291	190	0	0
01/2025	KRW	394,818	283	16	0
01/2025	MXN	7,844	389	13	0
01/2025	SGD	11	8	0	0
01/2025	TWD	20,208	636	22	0
01/2025	$1,236	BRL	7,496	1	(23)
01/2025	487	CNH	3,555	0	(3)
01/2025	571	IDR	9,078,154	0	(10)
01/2025	495	INR	41,843	0	(7)
01/2025	268	KRW	397,305	2	0
01/2025	652	PLN	2,657	0	(9)
01/2025	1,027	TWD	33,339	0	(14)
01/2025	613	ZAR	10,851	0	(39)
01/2025	ZAR	1,824	$101	5	0
02/2025	CNH	4,244	586	7	0
02/2025	$241	CNH	1,754	0	(2)
02/2025	350	THB	11,855	0	(1)
03/2025	ILS	208	$58	1	0
03/2025	KRW	396,279	268	0	(1)
03/2025	MXN	5,924	289	8	0
03/2025	$165	IDR	2,706,562	1	0
03/2025	190	INR	16,375	0	0
04/2025	TWD	8,400	$260	4	0
05/2025	CNH	4,902	675	4	0
BRC	01/2025	CAD	4,140	2,941	59	0
01/2025	TRY	3,289	87	0	(5)
01/2025	TWD	17,435	534	4	0
01/2025	$53	CNH	384	0	(1)
01/2025	324	IDR	5,115,280	0	(8)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		136	KRW	198,197	0	(2)
	01/2025		12	MYR	53	0	0
	01/2025		458	TRY	16,713	5	0
	01/2025		265	ZAR	4,980	0	(1)
	02/2025		255	THB	8,687	1	0
	02/2025		122	TRY	4,571	2	0
	03/2025	ILS	789		$222	4	0
	03/2025	TRY	25,721		668	0	(8)
	03/2025		$622	TRY	23,826	8	0
	07/2025		339		15,409	28	0
BSH	04/2025	PEN	6,718		$1,763	0	(20)
CBK	01/2025	AUD	62		40	2	0
	01/2025	CNH	136		19	0	0
	01/2025	IDR	3,286,412		203	0	0
	01/2025	INR	259,496		3,046	20	0
	01/2025	KRW	2,550,829		1,822	94	0
	01/2025	PEN	1,100		293	0	0
	01/2025	TWD	74,335		2,335	75	0
	01/2025		$63	CNH	459	0	(1)
	01/2025		367	IDR	5,816,179	0	(7)
	01/2025		2,255	INR	190,721	0	(31)
	01/2025		212	KRW	311,084	0	(1)
	02/2025	BRL	771		$133	9	0
	02/2025	PEN	1,498		401	3	0
	03/2025	KRW	310,317		212	1	0
	03/2025	PEN	617		162	0	(2)
	03/2025		$204	IDR	3,296,078	0	(1)
	03/2025		2,000	INR	171,270	0	(14)
CIB	01/2025		122		10,364	0	(1)
DUB	01/2025	KRW	1,312,406		$942	53	0
	01/2025	PLN	436		106	1	0
	01/2025		$65	IDR	1,032,980	0	(1)
	01/2025		234	KRW	330,429	0	(10)
	01/2025		235	PLN	961	0	(2)
	02/2025	MXN	17,269		$854	31	0
	02/2025	PEN	3,005		802	4	0
	02/2025		$35	THB	1,174	0	0
	03/2025	PEN	3,465		$911	0	(9)
	05/2025		266		70	0	(1)
FAR	01/2025	AUD	2,909		1,888	87	0
	01/2025	BRL	1,790		289	0	(1)
	01/2025	TWD	1,055		33	0	0
	01/2025		$291	BRL	1,790	0	(1)
	02/2025	BRL	1,799		$291	1	0
	02/2025	CLP	484,713		497	10	0
	03/2025	PEN	402		107	0	0
GLM	01/2025	BRL	908		147	0	0
	01/2025	INR	15,911		187	1	0
	01/2025	KRW	639,946		466	32	0
	01/2025	MXN	4,007		191	0	0
	01/2025	TWD	16,630		518	12	0
	01/2025		$149	BRL	908	0	(2)
	01/2025		409	IDR	6,469,603	0	(9)
	01/2025		264	PLN	1,077	0	(4)
	02/2025	MXN	7,828		$384	12	0
	03/2025		$399	BRL	2,352	0	(23)
	04/2025	BRL	5,100		$915	102	0
	04/2025	DKK	3,900		577	32	0
	04/2025	PEN	204		54	0	0
	10/2025	BRL	20,100		3,267	217	0
IND	01/2025		$13	DKK	89	0	0
	01/2025		65	KRW	90,319	0	(4)
	01/2025		150	TWD	4,850	0	(3)
JPM	01/2025	CNH	6,657		$920	13	0
	01/2025	COP	2,287,634		513	0	(5)
	01/2025	IDR	3,163,054		197	2	0
	01/2025	INR	24,594		290	3	0
	01/2025	TWD	14,903		460	7	0
	01/2025		$29	IDR	466,182	0	(1)
	01/2025		375	INR	31,772	0	(5)
	01/2025		86	JPY	12,811	0	(4)
	01/2025		767	KRW	1,096,219	0	(25)
	01/2025		192	PLN	782	0	(2)
	02/2025	CNH	942		$129	1	0
	02/2025		$491	BRL	3,053	0	0
	03/2025		17	IDR	270,303	0	0
	04/2025	BRL	100		$18	2	0
	05/2025	TRY	2,392		54	0	(6)
MBC	01/2025	CHF	2,452		2,795	90	0
	01/2025	CNH	1,441		198	2	0
	01/2025	EUR	5,234		5,513	89	0
	01/2025	INR	6,855		80	0	0
	01/2025	KRW	1,887,932		1,359	81	0
	01/2025		$225	CAD	320	0	(3)
	01/2025		256	CNH	1,866	0	(1)
	01/2025		451	INR	38,383	0	(4)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	201	JPY	30,000	0	(10)
01/2025	76	PLN	308	0	(1)
01/2025	1,048	TWD	34,272	0	(6)
02/2025	388	HKD	3,009	0	0
03/2025	ILS	252	$71	1	0
03/2025	$80	INR	6,891	0	0
04/2025	TWD	13,127	$406	5	0
05/2025	CNH	3,233	446	3	0
MYI	01/2025	$165	IDR	2,607,658	0	(3)
01/2025	59	PLN	240	0	(1)
02/2025	THB	21,003	$618	2	(2)
04/2025	DKK	4,400	650	35	0
04/2025	$1,786	DKK	11,950	0	(118)
NGF	01/2025	409	IDR	6,507,759	0	(6)
RBC	01/2025	INR	26,188	$308	3	0
01/2025	TWD	12,411	385	8	0
03/2025	MXN	11,112	543	16	0
RYL	01/2025	$113	IDR	1,806,245	0	(1)
SCX	01/2025	CNH	3,302	$457	7	0
01/2025	GBP	621	788	11	0
01/2025	KRW	175,774	119	0	0
01/2025	TWD	8,761	274	7	0
01/2025	$468	IDR	7,394,584	0	(11)
01/2025	797	INR	67,433	0	(11)
01/2025	54	KRW	79,092	0	0
01/2025	214	TWD	6,987	0	(2)
03/2025	KRW	78,892	$54	0	0
04/2025	TWD	6,953	214	2	0
05/2025	CNH	2,856	396	5	0
SOG	01/2025	$431	PLN	1,753	0	(7)
SSB	01/2025	IDR	1,916,794	$118	0	(1)
01/2025	MXN	2,188	111	6	0
01/2025	$224	TWD	7,250	0	(4)
04/2025	PEN	137	$36	0	0
05/2025	544	143	0	(1)
TOR	01/2025	$163	JPY	24,559	0	(7)
UAG	01/2025	299	PLN	1,214	0	(5)
04/2025	DKK	3,700	$546	29	0

Total Forward Foreign Currency Contracts	$1,494	$(579)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$59
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	4,400	2	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	11,500	10	0

Total Purchased Options	$115	$61

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	21,200	(38)	(18)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(33)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	(1)	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(1)

Total Written Options	$(115)	$(75)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.201%	EUR	700	$162	$(127)	$35	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$934	$(252)	$178	$0	$(74)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	2,700	570	(33)	537	0

$318	$145	$537	$(74)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	18	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$1,919	$0	$11	$11	$0
BPS	Pay	DJITR Index	21	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	2,237	0	11	11	0
	Pay	DJITR Index	35	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	3,728	0	19	19	0
FAR	Pay	DJITR Index	18	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,917	0	9	9	0
	Pay	DJITR Index	18	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,917	0	9	9	0
	Pay	DJITR Index	22	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	2,343	0	12	12	0
JPM	Pay	DJITR Index	35	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	3,728	0	19	19	0
	Receive	ERAEMLT Index	8,924	5.820% (FEDL01 plus a specified spread)	Maturity	06/04/2025	42,498	0	(1,634)	0	(1,634)
MEI	Receive	ERAEMLT Index	12,989	5.280% (FEDL01 plus a specified spread)	Monthly	02/05/2025	62,173	0	(283)	0	(283)
	Receive	ERAEMLT Index	1,816	5.360% (FEDL01 plus a specified spread)	Monthly	03/05/2025	8,692	0	(40)	0	(40)
	Receive	ERAEMLT Index	328	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	1,570	0	(7)	0	(7)
	Receive	ERAEMLT Index	676	5.410% (FEDL01 plus a specified spread)	Monthly	07/09/2025	3,236	0	(15)	0	(15)
	Receive	ERAUSLT Index	3,329	5.380% (FEDL01 plus a specified spread)	Monthly	10/15/2025	15,934	0	(75)	0	(75)
	Receive	ERAEMLT Index	10,624	5.570% (FEDL01 plus a specified spread)	Maturity	01/07/2026	52,063	0	(1,434)	0	(1,434)

								$0	$(3,398)	$90	$(3,488)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	4,659	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$828	$0	$4	$4	$0
	Pay	Alphabet, Inc.	5,567	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,054	0	4	4	0
	Pay	Apple, Inc.	6,452	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,616	0	7	7	0
	Pay	Comcast Corp.	19,071	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	716	0	4	4	0
	Pay	Microsoft Corp.	2,295	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	967	0	3	3	0
	Pay	NVIDIA Corp.	3,272	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	439	0	2	2	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	Procter and Gamble,Co.	5,995	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,005	0	5	5	0
TOR	Pay	Amazon.com, Inc.	19,602	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	4,409	0	115	115	0

$0	$144	$144	$0

Total Swap Agreements	$480	$(3,236)	$806	$(3,562)

(i)

Securities with an aggregate market value of $4,190 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,035	$0	$12,035
Industrials	0	1,679	0	1,679
Utilities	0	2,018	0	2,018
Municipal Bonds & Notes
Nebraska	0	77	0	77
U.S. Government Agencies	0	82,336	0	82,336
U.S. Treasury Obligations	0	9,228	0	9,228
Non-Agency Mortgage-Backed Securities	0	24,664	0	24,664
Asset-Backed Securities
Automobile ABS Other	0	162	0	162
Automobile Sequential	0	15,919	0	15,919
CMBS Other	0	5,516	0	5,516
Credit Card Bullet	0	3,812	0	3,812
Credit Card Other	0	1,100	0	1,100
Home Equity Other	0	9,887	0	9,887
Whole Loan Collateral	0	4,385	0	4,385
Other ABS	0	15,241	0	15,241
Sovereign Issues	0	14,880	0	14,880
Common Stocks
Communication Services	2,158	0	0	2,158
Consumer Discretionary	6,803	0	0	6,803
Consumer Staples	1,828	0	0	1,828
Energy	372	0	0	372
Financials	4,280	0	0	4,280
Health Care	3,424	0	0	3,424
Industrials	2,299	0	0	2,299
Information Technology	6,669	0	0	6,669
Materials	873	0	0	873
Short-Term Instruments
Commercial Paper	0	2,877	0	2,877
Repurchase Agreements	0	5,400	0	5,400
U.S. Treasury Bills	0	4,257	0	4,257

$28,706	$215,473	$0	$244,179
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32	$0	$0	$32

Total Investments	$28,738	$215,473	$0	$244,211

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Government Agencies	$0	$(8,137)	$0	$(8,137)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	143	0	143
Over the counter	0	2,361	0	2,361

	$0	$2,504	$0	$2,504
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(75)	0	(77)
Over the counter	0	(4,142)	(74)	(4,216)

	$(2)	$(4,217)	$(74)	$(4,293)

Total Financial Derivative Instruments	$(2)	$(1,713)	$(74)	$(1,789)

Totals	$28,736	$205,623	$(74)	$234,285

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Broadcom, Inc. 5.463% due 08/14/2026 «~		$350	$349

Total Loan Participations and Assignments (Cost $349)			349

CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		800	741
3.300% due 01/30/2032		800	697
American Express Co. 5.284% due 07/26/2035 •		2,000	1,979
American Tower Corp. 3.800% due 08/15/2029		194	184
Armor RE Ltd. 12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	250
Athene Global Funding 5.620% due 05/08/2026		3,000	3,029
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	173
Bank of America Corp.
3.974% due 02/07/2030 •		166	159
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,304
5.933% due 09/15/2027 •		3,200	3,258
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		1,000	1,004
Bank of Nova Scotia 5.450% due 08/01/2029		3,800	3,871
Barclays PLC
4.375% due 01/12/2026		700	697
4.837% due 09/10/2028 •		300	298
4.972% due 05/16/2029 •		200	198
7.437% due 11/02/2033 •		1,500	1,651
BPCE SA 5.203% due 01/18/2027		250	251
Citibank NA 5.488% due 12/04/2026		2,000	2,030
Crown Castle, Inc. 4.900% due 09/01/2029		100	99
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	1,700	1,740
Discover Bank 4.650% due 09/13/2028		$1,006	986
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,832
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	800	819
Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$400	387
5.800% due 03/05/2027		400	404
5.800% due 03/08/2029		600	600
7.350% due 11/04/2027		300	314
GLP Capital LP 5.625% due 09/15/2034		200	197
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	162
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		700	703
5.798% due 08/10/2026 •		1,500	1,509
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,892
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	263
4.292% due 09/12/2026 •		1,500	1,494
Jackson National Life Global Funding 5.600% due 04/10/2026		2,400	2,419
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		600	577
1.578% due 04/22/2027 •		900	864
2.083% due 04/22/2026 •		100	99
3.782% due 02/01/2028 •		400	392
5.040% due 01/23/2028 •		1,100	1,104
6.070% due 10/22/2027 •		800	819

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		1,300	1,314
Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	1,500	1,558
4.654% due 10/18/2030 •		$1,000	979
5.050% due 01/28/2027 •		4,400	4,416
5.656% due 04/18/2030 •		500	509
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		250	254
NatWest Group PLC 4.892% due 05/18/2029 •		1,784	1,767
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$1,700	1,152
Polestar Re Ltd. 14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		250	260
Prologis LP 5.000% due 01/31/2035		700	682
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264
Royal Bank of Canada
4.875% due 01/19/2027		$2,200	2,209
4.969% due 08/02/2030 •		500	496
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,121
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		300	303
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		600	595
UBS Group AG
4.194% due 04/01/2031 •		250	236
4.550% due 04/17/2026		1,100	1,097
4.751% due 05/12/2028 •		5,300	5,270
VICI Properties LP 4.750% due 02/15/2028		1,800	1,786
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	1,100	1,074
3.000% due 04/22/2026		$1,000	979
3.196% due 06/17/2027 •		700	684
5.707% due 04/22/2028 •		600	610

			75,324

INDUSTRIALS 1.7%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,479
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	192
6.375% due 11/21/2030		200	206
6.500% due 11/21/2033		200	203
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	752
Hyundai Capital America
5.450% due 06/24/2026		400	403
5.688% due 08/04/2025 •		2,500	2,510
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,564	1,512
Imperial Brands Finance PLC 3.500% due 07/26/2026		300	294
MPLX LP 2.650% due 08/15/2030		1,000	875
Nakilat, Inc. 6.067% due 12/31/2033		80	84
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,479
4.345% due 09/17/2027		2,900	2,793
4.810% due 09/17/2030		900	847
Occidental Petroleum Corp. 5.550% due 10/01/2034		2,700	2,628
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		1,000	938
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	847
3.375% due 04/15/2029		600	560
United Airlines Pass-Through Trust 5.450% due 08/15/2038		400	402

			19,004

UTILITIES 1.3%
Edison International 5.750% due 06/15/2027		62	63
Eversource Energy 5.850% due 04/15/2031		2,800	2,874

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

ONEOK, Inc. 5.050% due 11/01/2034	3,900	3,732
Pacific Gas & Electric Co.
3.000% due 06/15/2028	800	750
4.550% due 07/01/2030	900	872
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	3,000	3,005
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	600	603
Southern California Edison Co.
4.875% due 02/01/2027	1,000	1,003
5.150% due 06/01/2029	1,500	1,510

		14,412

Total Corporate Bonds & Notes (Cost $111,395)		108,740

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	565	525

Total Municipal Bonds & Notes (Cost $565)		525

U.S. GOVERNMENT AGENCIES 43.6%
Fannie Mae
1.167% due 03/25/2041 •(a)	133	11
2.017% due 03/25/2036 •(a)	39	3
4.202% due 10/01/2029 ~	5,500	5,376
4.300% due 12/01/2029	3,808	3,734
4.540% due 07/01/2030	1,300	1,286
4.705% due 09/01/2031 ~	10,000	9,922
4.720% due 10/01/2028 - 08/01/2030	3,591	3,593
4.770% due 10/01/2028	1,500	1,504
4.850% due 05/01/2029	900	907
4.860% due 08/01/2030	1,700	1,709
4.909% due 12/25/2036 •	18	17
4.930% due 06/01/2029	2,400	2,426
5.033% due 03/25/2037 - 09/25/2042 •	118	117
5.063% due 07/25/2037 •	14	13
5.083% due 09/25/2035 •	25	24
5.300% due 11/01/2030	4,900	5,008
5.403% due 06/25/2037 •	15	15
5.433% due 01/25/2040 •	4	4
5.503% due 12/25/2039 •	8	8
5.519% due 11/25/2054 •	4,800	4,781
5.583% due 07/25/2039 •	4	4
5.631% due 01/01/2035 •	6	6
6.065% due 12/01/2033 •	8	9
6.127% due 06/01/2043 •	26	26
6.128% due 07/01/2044 •	5	5
6.374% due 12/01/2033 •	30	31
6.550% due 03/01/2035 •	2	2
6.568% due 11/01/2034 •	1	1
6.647% due 11/01/2035 •	10	11
6.706% due 05/25/2035 ~	3	3
6.822% due 10/01/2035 •	9	9
6.897% due 06/01/2035 •	22	23
6.998% due 07/01/2035 •	4	4
7.136% due 07/01/2036 •	17	18
7.148% due 09/01/2036 •	7	8
7.183% due 05/01/2036 •	14	15
7.207% due 09/01/2035 •	14	14
7.271% due 08/01/2036 •	9	10
7.315% due 05/01/2035 •	1	1
7.430% due 07/01/2035 •	9	9
7.455% due 08/01/2035 •	28	29
7.487% due 09/01/2035 •	7	7
7.517% due 07/01/2034 •	62	62
7.522% due 08/01/2035 •	38	39
7.564% due 06/01/2035 •	20	20
7.827% due 12/25/2036 •	2	2
Freddie Mac
1.758% due 07/15/2036 •(a)	72	6
1.988% due 04/15/2036 •(a)	8	1
3.000% due 09/01/2032	947	904
4.000% due 11/01/2047 - 03/01/2049	1,168	1,087
4.500% due 01/15/2041 - 04/01/2041	157	153
4.713% due 08/25/2031 •	15	16
5.000% due 03/01/2038	751	748
5.042% due 02/15/2037 •	2	2
5.262% due 07/15/2041 •	172	170
5.282% due 06/15/2041 •	155	154
5.382% due 08/15/2037 •	44	44
5.412% due 08/15/2037 •	60	60
5.500% due 06/01/2027 - 05/01/2040	279	282

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

5.567% due 01/15/2038 •		29	29
5.669% due 11/25/2054 •		4,631	4,597
6.000% due 02/01/2034 - 10/01/2039		428	440
6.025% due 02/25/2045 •		8	7
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045		2,820	2,583
3.750% due 11/20/2044 •		25	26
5.000% due 06/15/2034 - 06/15/2041		765	764
6.000% due 05/15/2037 - 07/15/2037		38	39
6.473% due 04/20/2068 •		85	86
Ginnie Mae, TBA 5.000% due 01/01/2055 - 02/01/2055		16,790	16,282
U.S. Small Business Administration
5.290% due 12/01/2027		15	15
5.600% due 09/01/2028		152	153
Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032		1,744	1,663
3.500% due 06/01/2045 - 02/01/2049		9,993	8,973
4.000% due 07/01/2025 - 11/01/2028		135	135
4.500% due 04/01/2025 - 12/01/2052		18,642	17,601
5.000% due 02/01/2053 - 10/01/2053		4,511	4,365
5.500% due 12/01/2028 - 12/01/2039		539	541
6.000% due 05/01/2035 - 05/01/2041		212	218
6.500% due 09/01/2034		1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		23,500	19,964
4.000% due 02/01/2055 - 03/01/2055		62,010	56,701
5.000% due 01/01/2055		6,910	6,670
5.500% due 01/01/2055 - 02/01/2055		48,500	47,861
6.000% due 02/01/2055		71,420	71,693
6.500% due 01/01/2055 - 02/01/2055		168,300	171,646

Total U.S. Government Agencies (Cost $480,384)			477,506

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
4.625% due 05/15/2044 (i)		13,000	12,607
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2052 (m)		340	185
0.625% due 07/15/2032		1,412	1,263
0.625% due 02/15/2043 (m)		982	720
0.750% due 02/15/2045 (k)		2,011	1,458
1.000% due 02/15/2046 (k)		4,251	3,205
1.000% due 02/15/2048		1,121	826
1.875% due 07/15/2034		34,103	33,055
2.125% due 04/15/2029		12,451	12,469

Total U.S. Treasury Obligations (Cost $70,560)			65,788

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust 5.691% due 01/25/2036 ~		103	78
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		29	19
APS Resecuritization Trust 5.135% due 08/28/2054 ~		1,223	1,189
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	3,105	3,890
Banc of America Funding Trust
4.865% due 12/20/2046 •		$79	64
4.905% due 04/20/2047 •		3	3
5.045% due 06/20/2047 •		192	151
6.412% due 10/25/2036 þ		1,616	1,389
Bear Stearns Adjustable Rate Mortgage Trust
5.251% due 07/25/2034 ~		5	5
6.339% due 01/25/2033 ~		28	27
6.892% due 04/25/2033 ~		1	1
7.480% due 08/25/2033 ~		2	2
Bear Stearns ALT-A Trust
4.953% due 01/25/2036 •		5	4
5.515% due 05/25/2035 ~		1	1
Bear Stearns Structured Products, Inc. Trust 5.514% due 01/26/2036 ~		63	46
BellaVista Mortgage Trust 5.071% due 01/22/2045 •		560	513
BINOM Securitization Trust 3.000% due 02/25/2061 ~		893	818
Braemar Hotels & Resorts Trust 5.390% due 06/15/2035 •		73	73
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		2,104	1,865
3.250% due 08/25/2064 ~		2,772	2,448
3.375% due 12/25/2064 ~		5,281	4,712
5.819% due 05/25/2055 •		2,272	2,276
Chase Mortgage Finance Trust 7.606% due 02/25/2037 ~		23	23

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

ChaseFlex Trust 5.053% due 07/25/2037 •		359	310
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.703% due 01/25/2036 •		93	87
4.703% due 06/25/2036 •		161	152
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		5,115	5,119
7.230% due 10/25/2035 •		6	6
7.410% due 05/25/2035 •		6	6
Countrywide Alternative Loan Trust
4.186% due 05/25/2036 ~		109	87
4.813% due 05/25/2047 •		103	97
4.833% due 09/25/2046 •		310	295
4.853% due 08/25/2037 •		11	7
4.953% due 05/25/2035 •		2,655	2,011
5.013% due 02/25/2037 •		603	502
5.093% due 11/25/2035 •		206	178
5.125% due 12/20/2035 •		42	38
5.500% due 11/25/2035		5	3
5.825% due 12/25/2035 •		6	5
6.000% due 06/25/2047		3,265	1,652
6.250% due 08/25/2036		128	69
6.385% due 08/25/2035 •		1,167	1,066
Countrywide Home Loan Mortgage Pass-Through Trust
5.113% due 02/25/2035 •		1	1
5.253% due 09/25/2034 •		35	33
6.662% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.458% due 03/25/2059 ~		723	723
4.184% due 07/27/2061 ~		2,737	2,731
Cross Mortgage Trust 5.129% due 09/25/2069 ~		4,408	4,369
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.113% due 02/25/2036 •		945	912
5.203% due 10/25/2047 •		183	143
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	6	7
First Horizon Alternative Mortgage Securities Trust 4.833% due 08/25/2035 ~		$84	69
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~		14	13
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		17	15
6.000% due 05/25/2037		191	141
HarborView Mortgage Loan Trust
4.701% due 07/19/2047 •		182	169
4.890% due 01/19/2036 •		326	197
4.891% due 12/19/2036 •		53	40
5.021% due 03/19/2035 •		755	751
IndyMac INDX Mortgage Loan Trust
3.614% due 01/25/2036 ~		77	69
4.853% due 11/25/2046 •		7,967	7,053
5.093% due 07/25/2045 •		3	3
JP Morgan Mortgage Trust
5.668% due 04/25/2037 ~		4	3
5.750% due 01/25/2036		10	4
Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ		1,161	1,157
5.250% due 07/25/2067 þ		1,154	1,152
Lehman XS Trust
4.853% due 07/25/2047 •		3,706	3,482
4.953% due 08/25/2037 •		48	45
MASTR Adjustable Rate Mortgages Trust
5.491% due 10/25/2033 ~		37	32
5.625% due 12/25/2046 •		4,168	3,135
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.952% due 12/15/2030 •		48	46
Merrill Lynch Alternative Note Asset Trust 4.853% due 03/25/2037 •		443	107
Merrill Lynch Mortgage Investors Trust 6.420% due 05/25/2033 ~		2	2
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	3,930	4,077
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,587	1,515
3.500% due 10/25/2059 ~		36	33
Nomura Resecuritization Trust 5.353% due 03/25/2037 •		1,779	1,702
PHH Alternative Mortgage Trust 4.773% due 02/25/2037 •		139	101
RCKT Mortgage Trust 5.158% due 10/25/2044 þ		2,118	2,100
Residential Accredit Loans, Inc. Trust
4.793% due 01/25/2037 •		135	116
4.823% due 08/25/2036 •		659	587

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Residential Asset Securitization Trust
6.000% due 09/25/2036		906	280
6.000% due 05/25/2037		332	171
6.250% due 07/25/2036		321	241
Sequoia Mortgage Trust
4.885% due 07/20/2036 •		97	84
4.905% due 06/20/2036 •		115	106
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	827	1,039
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~		$15	14
4.113% due 11/25/2035 ~		41	37
4.773% due 10/25/2035 •		1,186	1,118
4.943% due 08/25/2035 ~		40	34
5.331% due 09/25/2035 ~		27	24
6.225% due 01/25/2035 •		75	68
Structured Asset Mortgage Investments Trust
3.607% due 05/25/2047 ~		2,014	1,592
5.013% due 02/25/2036 •		33	28
5.181% due 02/19/2035 •		2	2
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	2,484	3,116
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		1,076	1,350
Wachovia Mortgage Loan Trust LLC 7.187% due 05/20/2036 ~		$14	14
WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~		414	355
4.170% due 12/25/2046 •		267	235
4.361% due 12/25/2036 ~		132	118
4.781% due 06/25/2037 ~		903	785
4.993% due 12/25/2045 •		1,661	1,652
5.033% due 10/25/2045 •		9	9
5.093% due 01/25/2045 •		64	63
5.635% due 07/25/2047 •		32	26
5.705% due 10/25/2046 •		357	300
5.815% due 06/25/2046 •		2,586	2,321
5.825% due 02/25/2046 •		210	186
6.325% due 10/25/2046 •		46	42
Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 02/25/2047 •		146	130
6.000% due 07/25/2036		1,097	835
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		85	72
7.099% due 07/25/2037 ~		1,435	1,309

Total Non-Agency Mortgage-Backed Securities (Cost $87,620)			85,883

ASSET-BACKED SECURITIES 32.1%
AUTOMOBILE ABS OTHER 0.1%
Citizens Auto Receivables Trust 5.548% due 07/15/2026 •		302	302
Westlake Automobile Receivables Trust 5.268% due 10/15/2026 •		781	781

			1,083

AUTOMOBILE SEQUENTIAL 10.0%
Ally Auto Receivables Trust 5.460% due 05/15/2028		1,400	1,414
AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		1,717	1,725
6.190% due 04/19/2027		1,946	1,955
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,200	2,249
6.120% due 04/20/2027		4,900	4,976
Bank of America Auto Trust 5.830% due 05/15/2026		554	554
BMW Vehicle Owner Trust 5.470% due 02/25/2028		1,400	1,413
CarMax Auto Owner Trust
4.890% due 07/16/2029		3,900	3,924
5.210% due 09/15/2027		4,500	4,523
5.300% due 03/15/2027		2,513	2,520
Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,520
5.420% due 04/10/2028		967	972
5.620% due 01/10/2029		300	304
6.410% due 09/10/2027		726	730
Chase Auto Owner Trust 5.480% due 04/26/2027		1,830	1,836
Citizens Auto Receivables Trust
5.110% due 04/17/2028		600	604
5.430% due 10/15/2026		461	463

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

6.130% due 07/15/2026	359	360
CPS Auto Receivables Trust
5.710% due 09/15/2027	420	421
6.130% due 09/15/2026	469	470
Drive Auto Receivables Trust 5.830% due 12/15/2026	833	834
DT Auto Owner Trust 6.290% due 08/16/2027	1,183	1,187
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	500	501
5.530% due 10/15/2026	275	275
5.630% due 10/15/2026	600	601
5.700% due 05/15/2026	625	626
5.820% due 02/15/2027	811	813
Fifth Third Auto Trust 5.800% due 11/16/2026	459	460
Ford Credit Auto Lease Trust 5.240% due 07/15/2026	5,080	5,089
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	1,201	1,209
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	1,794	1,797
6.040% due 03/15/2027	534	536
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,600	1,623
6.270% due 08/16/2027	1,117	1,122
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	480	480
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	1,600	1,609
5.120% due 02/16/2027	1,764	1,768
5.450% due 06/16/2028	1,400	1,416
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,200	1,191
5.440% due 01/25/2029	5,000	5,037
5.490% due 06/25/2027	800	805
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026	792	794
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026	7,140	7,155
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	2,300	2,318
5.290% due 04/15/2027	1,722	1,728
5.480% due 04/17/2028	1,500	1,517
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	462	464
Nissan Auto Lease Trust 4.920% due 11/15/2027	5,600	5,641
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	454	453
5.380% due 11/25/2030	975	975
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	144	144
5.930% due 07/17/2028	1,400	1,415
6.180% due 02/16/2027	737	738
SBNA Auto Lease Trust
5.390% due 11/20/2026	4,500	4,526
5.450% due 01/20/2026	1,237	1,239
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	549	550
Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	6,100	6,146
5.600% due 08/17/2026	714	716
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	669	675
Veros Auto Receivables Trust 7.120% due 11/15/2028	897	902
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	4,858	4,883
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	807	809
6.230% due 01/15/2027	2,648	2,659
World Omni Auto Receivables Trust 5.570% due 12/15/2026	304	305

		108,990

CMBS OTHER 3.6%
Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 05/15/2037 •	2,700	2,707
7.297% due 05/15/2037 •	2,700	2,711
AREIT Trust 6.316% due 11/17/2038 •	1,500	1,500
M360 Ltd. 6.721% due 11/22/2038 •	2,700	2,655

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

MF1 Ltd.
5.940% due 10/16/2036 •	4,600	4,548
6.116% due 02/19/2037 •	5,900	5,816
6.240% due 10/16/2036 •	4,600	4,485
Ready Capital Mortgage Financing LLC
6.713% due 10/25/2039 •	2,164	2,174
6.806% due 06/25/2037 •	672	675
6.891% due 10/25/2039 •	3,331	3,354
Starwood Mortgage Trust 6.398% due 11/15/2038 •	9,100	9,010

		39,635

CMBS SUBORDINATED 0.4%
Ready Capital Mortgage Financing LLC 7.450% due 06/25/2037 •	4,700	4,719

CREDIT CARD BULLET 2.3%
American Express Credit Account Master Trust
4.650% due 07/15/2029	5,500	5,515
4.870% due 05/15/2028	2,500	2,514
BA Credit Card Trust
4.790% due 05/15/2028	2,500	2,512
4.980% due 11/15/2028	4,800	4,849
Master Credit Card Trust 5.450% due 01/21/2027 •	4,900	4,914
Synchrony Card Funding LLC 4.930% due 07/15/2030	5,200	5,238

		25,542

CREDIT CARD OTHER 0.5%
Chase Issuance Trust 4.720% due 01/15/2031	4,900	4,900

HOME EQUITY OTHER 7.4%
ABFC Trust 5.503% due 03/25/2034 •	1,428	1,370
ACE Securities Corp. Home Equity Loan Trust 5.068% due 12/25/2035 •	3,639	3,389
Argent Securities Trust 4.563% due 09/25/2036 •	78	25
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.421% due 01/25/2034 •	106	99
3.453% due 02/25/2034 •	596	601
Asset-Backed Securities Corp. Home Equity Loan Trust 3.016% due 03/25/2036 •	10,876	9,270
Bear Stearns Asset-Backed Securities Trust
4.773% due 08/25/2036 •	630	603
5.473% due 10/25/2035 •	622	615
Carrington Mortgage Loan Trust 4.713% due 02/25/2037 •	307	288
Citigroup Mortgage Loan Trust
4.753% due 12/25/2036 •	336	122
4.773% due 09/25/2036 •	2,534	1,907
5.353% due 09/25/2035 •	4,687	4,489
Countrywide Asset-Backed Certificates Trust
4.238% due 05/25/2036 •	903	878
4.703% due 06/25/2047 •	1,289	1,246
4.733% due 12/25/2046 •	980	920
4.853% due 06/25/2037 •	2,025	2,059
4.953% due 01/25/2046 •	6,757	6,366
4.973% due 12/25/2036 •	3,785	3,558
5.053% due 06/25/2036 •	2	2
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	19	8
Fremont Home Loan Trust
4.513% due 01/25/2037 •	10	5
5.113% due 01/25/2036 •	38	36
GSAA Home Equity Trust 4.693% due 06/25/2036 •	66	13
GSAMP Trust
4.543% due 01/25/2037 •	2,077	1,229
4.713% due 12/25/2046 •	1,315	676
4.753% due 12/25/2046 •	30	14
4.913% due 01/25/2037 •	4,200	3,510
Home Equity Asset Trust 6.053% due 12/25/2034 •	985	980
HSI Asset Securitization Corp. Trust
4.673% due 12/25/2036 •	907	248
4.918% due 03/25/2036 •	8,663	7,583
JP Morgan Mortgage Acquisition Trust 4.753% due 07/25/2036 •	63	27

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Long Beach Mortgage Loan Trust
4.893% due 02/25/2036 •		88	86
5.013% due 10/25/2034 •		16	15
5.428% due 04/25/2035 •		42	42
MASTR Asset-Backed Securities Trust
4.773% due 10/25/2036 •		289	142
4.933% due 03/25/2036 •		41	24
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •		3,303	1,259
4.583% due 02/25/2037 •		727	627
4.703% due 03/25/2037 •		2,547	1,076
4.733% due 08/25/2036 •		403	200
5.383% due 07/25/2035 •		114	111
Morgan Stanley Home Equity Loan Trust 4.623% due 04/25/2037 •		1,559	800
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		709	232
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.113% due 10/25/2036 •		160	35
NovaStar Mortgage Funding Trust
4.713% due 03/25/2037 •		4,362	2,750
4.773% due 10/25/2036 •		219	100
Option One Mortgage Loan Trust Asset-Backed Certificates 5.188% due 11/25/2035 •		6,767	5,662
Ownit Mortgage Loan Trust 5.353% due 10/25/2036 •		27	26
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.428% due 07/25/2035 •		3,200	2,672
6.178% due 02/25/2035 •		3,359	3,030
RCKT Mortgage Trust 6.147% due 06/25/2044 þ		835	842
Residential Asset Mortgage Products Trust 5.518% due 05/25/2035 •		2,000	1,926
Securitized Asset-Backed Receivables LLC Trust 5.173% due 10/25/2035 •		304	258
SG Mortgage Securities Trust 4.813% due 02/25/2036 •		8,652	4,251
Soundview Home Loan Trust
4.533% due 06/25/2037 •		54	36
4.918% due 02/25/2036 •		133	123
4.973% due 02/25/2037 •		137	38
Structured Asset Securities Corp. Mortgage Loan Trust
4.613% due 03/25/2036 •		1,239	1,189
4.873% due 02/25/2037 •		1,146	1,116
WaMu Asset-Backed Certificates WaMu Trust 4.693% due 05/25/2037 •		427	369

			81,173

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust 4.893% due 01/25/2037 •		2,299	1,274
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •		36	10

			1,284

WHOLE LOAN COLLATERAL 0.6%
PRET LLC
4.744% due 07/25/2051 þ		1,020	1,014
7.021% due 02/25/2054 þ		1,304	1,310
Securitized Asset-Backed Receivables LLC Trust 4.953% due 05/25/2036 •		7,504	3,832
Specialty Underwriting & Residential Finance Trust 4.922% due 12/25/2036 •		626	602

			6,758

OTHER ABS 7.1%
ACHV ABS Trust 7.240% due 11/25/2030		192	193
AGL CLO Ltd. 6.267% due 07/20/2034 •		1,200	1,205
Arbour CLO DAC 4.320% due 11/15/2037 •	EUR	4,200	4,353
Ares CLO Ltd. 5.967% due 04/17/2033 •		$2,800	2,806
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •		2,800	2,806
Bain Capital Credit CLO Ltd.
6.009% due 10/20/2034 •		2,200	2,199
6.209% due 10/20/2034 •		2,200	2,208
Black Diamond CLO DAC 4.003% due 05/15/2032 •	EUR	2,575	2,670

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

CarVal CLO Ltd. 5.877% due 07/16/2031 •		$5,069	5,080
CBAM Ltd. 6.286% due 07/15/2037 ~		3,300	3,322
CRB Securitization Trust 6.960% due 10/20/2033		822	829
DLLAA LLC 5.930% due 07/20/2026		230	231
Gallatin CLO Ltd. 6.568% due 07/15/2031 •		2,700	2,708
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		2,154	2,157
Harvest CLO DAC 1.040% due 07/15/2031	EUR	731	736
Home Partners of America Trust 1.901% due 12/17/2026		$436	414
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	1,500	1,553
Jubilee CLO DAC 3.834% due 04/15/2031 •		1,000	1,030
KKR CLO Ltd.
5.834% due 07/18/2030 •		$712	713
6.494% due 07/18/2030 •		3,700	3,712
Madison Park Euro Funding DAC 3.979% due 07/15/2032 •	EUR	1,797	1,859
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		$3,000	3,010
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •	EUR	52	54
Marlette Funding Trust 5.950% due 11/15/2032		$809	810
Nelnet Student Loan Trust
6.640% due 02/20/2041		325	329
6.805% due 02/20/2041 •		325	325
OAK Hill European Credit Partners DAC 3.949% due 01/20/2032 •	EUR	896	928
Ocean Trails CLO 6.356% due 10/15/2034 •		$2,000	2,009
OZLM Ltd.
6.329% due 07/20/2032 •		2,500	2,507
6.579% due 07/20/2032 •		1,500	1,504
Pagaya AI Debt Selection Trust
7.128% due 06/16/2031		27	27
7.600% due 12/16/2030		287	289
Reach ABS Trust 7.050% due 02/18/2031		55	55
Regatta Funding Ltd. 6.029% due 01/20/2035 •		4,800	4,809
Segovia European CLO DAC 4.099% due 07/20/2032 •	EUR	2,772	2,866
SMB Private Education Loan Trust
2.340% due 09/15/2034		$135	134
6.148% due 11/15/2052 •		474	480
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,520	1,448
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		574	575
Theorem Funding Trust 7.580% due 04/15/2029		226	228
Toro European CLO DAC 4.104% due 01/12/2032 •	EUR	12,171	12,581

			77,752

Total Asset-Backed Securities (Cost $359,498)			351,836

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	23,500	3,693
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	18,500	754
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	44,886	1,814
3.000% due 12/03/2026 (g)		50,893	2,305
4.000% due 11/30/2028 (g)		7,551	343
4.000% due 08/24/2034 (g)		118,305	5,039
8.000% due 11/07/2047		34,200	1,259
8.500% due 03/01/2029		23,500	1,071
Peru Government International Bond
5.400% due 08/12/2034	PEN	19,500	4,746
6.150% due 08/12/2032		62,100	16,425
6.900% due 08/12/2037		6,600	1,753
6.950% due 08/12/2031		2,700	757
7.300% due 08/12/2033		7,400	2,079
7.600% due 08/12/2039		1,000	280

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	30,800	1,451
8.000% due 01/31/2030		27,600	1,402
8.250% due 03/31/2032		16,600	815
8.500% due 01/31/2037		21,300	958
9.000% due 01/31/2040		95,000	4,289
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	43,800	1,225
50.485% (BISTREFI) due 05/20/2026 ~		400	11
50.485% (BISTREFI) due 08/19/2026 ~		300	9
50.485% (BISTREFI) due 05/17/2028 ~		49,900	1,393

Total Sovereign Issues (Cost $55,944)			53,871

		SHARES
COMMON STOCKS 15.7%
COMMUNICATION SERVICES 1.3%
Alphabet, Inc. 'A'		44,838	8,488
Comcast Corp. 'A'		99,375	3,729
Verizon Communications, Inc.		15,524	621
Walt Disney Co.		15,524	1,729

			14,567

CONSUMER DISCRETIONARY 3.4%
Amazon.com, Inc. (c)		117,671	25,816
Home Depot, Inc.		15,524	6,038
McDonald's Corp.		15,524	4,500
NIKE, Inc. 'B'		15,524	1,175

			37,529

CONSUMER STAPLES 1.0%
Coca-Cola Co.		15,524	966
Procter & Gamble Co.		46,764	7,840
Walmart, Inc.		15,524	1,403

			10,209

ENERGY 0.2%
Chevron Corp.		15,524	2,249

FINANCIALS 2.4%
American Express Co.		15,524	4,608
Goldman Sachs Group, Inc.		15,524	8,889
JPMorgan Chase & Co.		15,524	3,721
Travelers Cos., Inc.		15,524	3,740
Visa, Inc. 'A'		15,524	4,906

			25,864

HEALTH CARE 1.8%
AbbVie, Inc.		24,278	4,314
Amgen, Inc.		15,524	4,046
Johnson & Johnson		15,524	2,245
Merck & Co., Inc.		15,524	1,545
UnitedHealth Group, Inc.		15,524	7,853

			20,003

INDUSTRIALS 1.3%
3M Co.		15,524	2,004
Boeing Co. (c)		15,524	2,748
Caterpillar, Inc.		15,524	5,631
Honeywell International, Inc.		15,524	3,507

			13,890

INFORMATION TECHNOLOGY 3.8%
Apple, Inc.		49,145	12,307
Cisco Systems, Inc.		15,524	919
International Business Machines Corp.		15,524	3,413
Microsoft Corp.		34,010	14,335
NVIDIA Corp.		41,876	5,623
Salesforce, Inc.		15,524	5,190

			41,787

MATERIALS 0.5%
Sherwin-Williams Co.		15,524	5,277

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $168,980)			171,375

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.7%
COMMERCIAL PAPER 1.3%
Avangrid, Inc. 4.550% due 01/21/2025		$5,540	5,525
Keurig Dr Pepper, Inc. 4.650% due 01/24/2025		3,720	3,709
Penske Truck Leasing Co. LP 4.670% due 01/23/2025		5,000	4,985

			14,219

REPURCHASE AGREEMENTS (h) 7.5%			82,400

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/09/2025 (e)(f)	HUF	316,000	795

U.S. TREASURY BILLS 1.8%
4.351% due 01/16/2025 - 03/20/2025 (d)(e)(k)(m)		$19,577	19,418

Total Short-Term Instruments (Cost $116,836)			116,832

Total Investments in Securities (Cost $1,452,131)			1,432,705

		SHARES
INVESTMENTS IN AFFILIATES 7.1%
SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short Asset Portfolio		7,952,160	77,884
PIMCO Short-Term Floating NAV Portfolio III		3,602	35

Total Short-Term Instruments (Cost $77,314)			77,919

Total Investments in Affiliates (Cost $77,314)			77,919

Total Investments 137.9% (Cost $1,529,445)			$1,510,624
Financial Derivative Instruments (j)(l) 3.9%(Cost or Premiums, net $16,572)			43,096
Other Assets and Liabilities, net (41.8)%			(458,061)

Net Assets 100.0%			$1,095,659

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Coupon represents a yield to maturity.
(g)					Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	01/02/2025	01/03/2025	$38,300	U.S. Treasury Notes 4.625% due 04/30/2029		$(39,071)	$38,300	$38,300
DEU	4.550	01/02/2025	01/03/2025	100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		(102)	100	100
	4.700	12/31/2024	01/02/2025	43,900	U.S. Treasury Bonds 1.875% due 02/15/2041		(44,732)	43,900	43,911
JPS	4.700	12/31/2024	01/02/2025	100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		(102)	100	100

Total Repurchase Agreements							$(84,007)	$82,400	$82,411

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				4.450%	12/31/2024	01/02/2025	$(585)		$(585)

Total Reverse Repurchase Agreements									$(585)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA					3.500%	02/01/2055	$47,000	$(41,419)	$(41,568)

Total Short Sales (3.8)%								$(41,419)	$(41,568)

(i)					Securities with an aggregate market value of $582 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(308) at a weighted average interest rate of 4.898%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond March Futures	03/2025	1	$137	$(7)	$1	$0
U.S. Treasury 5-Year Note March Futures	03/2025	180	19,135	(102)	0	(17)
U.S. Treasury 10-Year Note March Futures	03/2025	745	81,019	(798)	0	(163)
U.S. Treasury Long-Term Bond March Futures	03/2025	159	18,101	(416)	0	(39)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	199	22,151	(314)	0	(50)

$(1,637)	$1	$(269)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	223	$(53,329)	$4	$0	$(2)
U.S. Treasury 2-Year Note March Futures	03/2025	266	(54,692)	(36)	4	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	6	(713)	24	3	0

$(8)	$7	$(2)

Total Futures Contracts	$(1,645)	$8	$(271)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$900	$15	$(6)	$9	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	200	(1)	4	3	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	2,100	27	(1)	26	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	1,000	6	1	7	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	100	1	0	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.258	$200	7	(2)	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	1,900	21	11	32	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	1,970	391	(212)	179	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	2,425	292	50	342	0	0

$760	$(155)	$605	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$294	$1	$22	$23	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	10,200	741	62	803	9	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	700	10	5	15	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	600	13	1	14	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	128,900	2,891	33	2,924	31	0

$3,658	$125	$3,783	$40	$0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	64,690	$908	$(1,324)	$(416)	$178	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	9	7	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		$11,100	(157)	342	185	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		78,690	1,172	(394)	778	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		67,900	(172)	697	525	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	299	245	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	56	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		13,780	0	280	280	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		6,390	136	94	230	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,580	91	95	186	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		17,260	508	569	1,077	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,698	3,840	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	225	267	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	219	1,397	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	74	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	1,498	5,917	83	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	8	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	24	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	22	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	11	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	20	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,750	71	349	420	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	31	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		240	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	19	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	30	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	36	34	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,100	(4)	(16)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		800	(3)	(11)	(14)	0	(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,100	(5)	(21)	(26)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		500	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		52,600	(330)	1,773	1,443	78	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,673	1,672	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	549	715	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,409	5,536	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,561	2,075	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	745	590	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		33,150	517	2,012	2,529	35	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	31,320	407	30	437	81	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(4)	(5)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	(8)	(10)	0	(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	1	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	2	1	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		19,450	168	103	271	56	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		8,649	41	(247)	(206)	0	(41)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	344	242	64	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	20,600	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	500	(2)	(36)	(38)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(2)	(23)	(25)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(19)	(20)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(28)	(30)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(31)	(33)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(15)	(16)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	15,500	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		21,400	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		22,100	0	6	6	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		21,400	0	10	10	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		15,500	0	9	9	0	0

							$11,540	$18,838	$30,378	$751	$(61)

Total Swap Agreements							$15,958	$18,808	$34,766	$792	$(62)

(k)

Securities with an aggregate market value of $4,618 and cash of $25,655 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	67		$50	$1	$0
	01/2025		$1,763	NZD	2,993	0	(89)
BOA	01/2025	CNH	3,283		$451	3	0
	01/2025	GBP	433		551	8	0
	01/2025	KRW	947,264		669	27	0
	01/2025	SEK	4,515		413	5	0
	01/2025	SGD	92		68	1	0
	01/2025		$154	IDR	2,455,698	0	(2)
	01/2025		554	JPY	84,428	0	(17)
	01/2025		370	KRW	521,972	0	(17)
	01/2025		545	ZAR	9,869	0	(23)
	02/2025	HKD	1,864		$240	0	0
BPS	01/2025	CNH	48,619		6,710	84	0
	01/2025	CZK	22,436		942	20	0
	01/2025	HUF	318,173		800	1	(2)
	01/2025	IDR	14,453,289		885	0	(10)
	01/2025	INR	107,206		1,250	0	0
	01/2025	KRW	2,157,550		1,546	85	0
	01/2025	MXN	22,941		1,137	38	0
	01/2025	SGD	78		58	1	0
	01/2025	TWD	104,542		3,292	114	0
	01/2025		$2,931	CNH	21,400	0	(15)
	01/2025		3,409	IDR	54,205,685	0	(63)
	01/2025		2,586	INR	218,734	0	(36)
	01/2025		1,491	KRW	2,212,990	9	0
	01/2025		3,065	PLN	12,486	0	(45)
	01/2025		1,535	TWD	49,809	0	(21)
	01/2025		6,518	ZAR	115,297	0	(416)
	01/2025	ZAR	12,534		$697	34	0
	02/2025	CNH	21,322		2,943	35	0
	03/2025	ILS	1,025		285	3	0
	03/2025	KRW	2,207,279		1,491	0	(7)
	03/2025	MXN	22,222		1,083	31	0
	03/2025		$885	IDR	14,497,104	6	0
	03/2025		1,250	INR	107,760	0	(1)
	04/2025	TWD	49,520		$1,536	23	0
	05/2025	CNH	28,149		3,878	24	0
BRC	01/2025	AUD	915		595	29	0
	01/2025	CAD	22,312		15,848	318	0
	01/2025	TRY	22,948		623	0	(14)
	01/2025		$1,549	IDR	24,329,163	0	(45)
	01/2025		1,629	TRY	59,792	20	0
	03/2025	ILS	3,977		$1,117	21	0
	03/2025	TRY	61,813		1,604	0	(20)
	03/2025		$3,652	TRY	139,812	45	0
BSH	02/2025	PEN	5,677		$1,495	0	(13)
	04/2025		5,420		1,427	0	(12)
	05/2025		985		260	0	(1)
CBK	01/2025	CNH	3,666		504	4	0
	01/2025	EUR	230		242	3	0
	01/2025	IDR	17,602,935		1,090	0	(1)
	01/2025	INR	1,061,980		12,455	70	0
	01/2025	KRW	8,928,884		6,455	405	0
	01/2025	TWD	409,437		12,860	413	0
	01/2025		$2,037	IDR	32,320,939	0	(37)
	01/2025		13,572	INR	1,148,073	0	(183)
	01/2025		1,181	KRW	1,732,736	0	(7)
	02/2025	PEN	14,924		$3,978	15	(3)
	02/2025		$824	CNH	6,014	0	(4)
	03/2025	IDR	237,046		$14	0	0
	03/2025	KRW	1,728,467		1,181	8	0
	03/2025	MXN	4,311		211	6	0
	03/2025	PEN	3,516		925	0	(9)
	03/2025		$1,090	IDR	17,654,708	0	(5)
	03/2025		12,455	INR	1,066,743	0	(89)
	04/2025	PEN	7,307		$1,922	0	(17)
	05/2025		872		230	0	(1)
	08/2025		218		58	0	0
DUB	01/2025	KRW	8,478,581		6,081	337	0
	01/2025	PLN	3,078		751	6	0
	01/2025		$1,356	KRW	1,916,512	0	(57)
	01/2025		1,218	PLN	4,984	0	(12)
	02/2025	PEN	16,526		$4,411	20	0
	02/2025	THB	1,413		42	1	0
	03/2025	PEN	13,263		3,486	0	(36)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

05/2025	1,515	398	0	(3)
FAR	01/2025	AUD	16,601	10,773	497	0
01/2025	TWD	5,889	182	3	0
03/2025	PEN	6,256	1,663	2	0
GLM	01/2025	INR	71,642	842	7	0
01/2025	KRW	3,397,800	2,473	170	0
01/2025	MXN	21,038	1,005	1	0
01/2025	TWD	92,786	2,889	68	0
01/2025	$2,371	IDR	37,539,864	0	(52)
01/2025	1,372	PLN	5,585	0	(21)
01/2025	657	TWD	21,335	0	(8)
02/2025	MXN	27,357	$1,344	40	0
04/2025	BRL	22,800	4,088	451	0
04/2025	DKK	17,700	2,617	146	0
04/2025	PEN	613	162	0	0
IND	01/2025	DKK	271	38	1	0
01/2025	$367	PLN	1,492	0	(6)
JPM	01/2025	CNH	44,428	$6,142	87	0
01/2025	IDR	1,443,337	88	0	(1)
01/2025	TWD	83,152	2,567	39	0
01/2025	$6	HUF	2,578	0	0
01/2025	650	IDR	10,338,289	0	(11)
01/2025	2,845	INR	240,901	0	(36)
01/2025	464	JPY	69,552	0	(22)
01/2025	2,149	PLN	8,746	0	(33)
03/2025	88	IDR	1,447,845	1	0
04/2025	BRL	700	$125	13	0
MBC	01/2025	CAD	840	600	15	0
01/2025	CHF	14,271	16,264	523	0
01/2025	CNH	7,239	995	8	0
01/2025	EUR	40,838	43,028	706	0
01/2025	INR	45,113	527	1	0
01/2025	KRW	11,251,119	8,096	476	0
01/2025	$1,539	CNH	11,231	0	(8)
01/2025	1,439	INR	121,712	0	(19)
01/2025	1,099	JPY	164,000	0	(55)
01/2025	1,456	PLN	5,941	0	(19)
01/2025	2,345	TWD	76,286	0	(26)
02/2025	HKD	1,626	$209	0	0
02/2025	THB	403	12	0	0
03/2025	ILS	1,268	356	7	0
03/2025	$527	INR	45,347	0	(1)
04/2025	TWD	75,850	$2,345	28	0
05/2025	CNH	18,092	2,494	17	0
MYI	01/2025	DKK	91	13	0	0
01/2025	$878	IDR	13,875,676	0	(18)
01/2025	775	PLN	3,146	0	(14)
04/2025	DKK	19,400	$2,864	156	0
04/2025	$8,175	DKK	54,690	0	(540)
NGF	01/2025	2,526	IDR	40,229,925	0	(39)
RBC	01/2025	795	KRW	1,141,992	0	(22)
03/2025	MXN	162,454	$7,933	239	0
SCX	01/2025	CHF	22	26	1	0
01/2025	CNH	22,040	3,050	47	0
01/2025	GBP	1,845	2,341	32	0
01/2025	SGD	27	20	0	0
01/2025	TWD	48,883	1,526	40	0
01/2025	$2,876	IDR	45,483,214	0	(68)
01/2025	4,265	INR	360,730	0	(58)
01/2025	300	KRW	440,543	0	(2)
01/2025	1,225	TWD	39,960	0	(10)
03/2025	KRW	439,433	$300	2	0
04/2025	PEN	5,355	1,409	0	(12)
04/2025	TWD	39,764	1,225	10	0
05/2025	CNH	14,349	1,991	26	0
SOG	01/2025	$4,579	PLN	18,600	0	(79)
SSB	01/2025	MXN	1,977	$100	5	0
04/2025	PEN	15,144	3,986	0	(34)
05/2025	3,372	889	0	(6)
TOR	01/2025	$886	JPY	133,339	0	(38)
UAG	01/2025	TWD	46,088	$1,445	44	0
01/2025	$1,549	PLN	6,295	0	(26)
04/2025	DKK	17,500	$2,581	138	0

Total Forward Foreign Currency Contracts	$6,321	$(2,617)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	120,000	$577	$336

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	22,100	6	3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	53,200	47	0

Total Purchased Options							$630	$339

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	400	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	400	(1)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	600	(2)	(12)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	120,000	(214)	(103)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	120,000	(357)	(188)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	500	(1)	(8)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	700	(2)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	800	(2)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	500	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	800	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	1,600	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	1,600	(5)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	900	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	800	(3)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	800	(3)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	400	(1)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	500	(1)	(7)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,100	(3)	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,100	(3)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	1,000	(3)	(8)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	500	(1)	(7)

Total Written Options	$(649)	$(423)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$100	$1	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$9,738	$(2,580)	$1,811	$0	$(769)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	15,200	3,212	(190)	3,022	0

$632	$1,621	$3,022	$(769)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	92	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$9,806	$0	$55	$55	$0
BPS	Pay	DJITR Index	171	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	18,214	0	93	93	0
Pay	DJITR Index	180	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	19,172	0	95	95	0
FAR	Pay	DJITR Index	93	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	9,906	0	48	48	0
Pay	DJITR Index	93	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	9,906	0	49	49	0
Pay	DJITR Index	162	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	17,255	0	86	86	0
JPM	Receive	ERAUSLT Index	576,632	4.820% (FEDL01 plus a specified spread)	Maturity	01/22/2025	297,225	0	23,829	23,829	0
Pay	DJITR Index	218	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	23,220	0	119	119	0
Receive	ERAUSLT Index	612,064	4.780% (FEDL01 plus a specified spread)	Maturity	03/05/2025	329,774	0	13,387	13,387	0
Receive	ERAUSLT Index	129,424	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	76,183	0	(348)	0	(348)
MYI	Receive	ERAUSLT Index	3,651	4.870% (FEDL01 plus a specified spread)	Monthly	01/15/2025	2,149	0	(10)	0	(10)
Receive	ERAUSLT Index	69,343	5.120% (FEDL01 plus a specified spread)	Monthly	02/05/2025	40,817	0	(190)	0	(190)
Receive	ERAUSLT Index	92,733	4.840% (FEDL01 plus a specified spread)	Monthly	03/05/2025	54,585	0	(240)	0	(240)
Receive	ERAUSLT Index	296,833	4.830% (FEDL01 plus a specified spread)	Monthly	04/02/2025	174,725	0	(767)	0	(767)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	ERAUSLT Index	31,205	4.840% (FEDL01 plus a specified spread)	Monthly	05/07/2025	18,368	0	(81)	0	(81)
	Receive	ERAUSLT Index	36,676	4.820% (FEDL01 plus a specified spread)	Monthly	07/09/2025	21,589	0	(95)	0	(95)
	Receive	ERAUSLT Index	17,294	5.120% (FEDL01 plus a specified spread)	Monthly	11/05/2025	10,180	0	(47)	0	(47)

								$0	$35,983	$37,761	$(1,778)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	24,278	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$4,314	$0	$21	$21	$0
	Pay	Alphabet, Inc.	44,838	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,488	0	29	29	0
	Pay	Apple, Inc.	33,621	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,419	0	38	38	0
	Pay	Comcast Corp.	99,375	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	3,730	0	20	20	0
	Pay	Microsoft Corp.	18,486	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	7,792	0	23	23	0
	Pay	NVIDIA Corp.	26,352	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	3,539	0	18	18	0
	Pay	Procter and Gamble,Co.	31,240	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	5,237	0	26	26	0
TOR	Pay	Amazon.com, Inc.	102,147	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	22,975	0	598	598	0

								$0	$773	$773	$0

Total Swap Agreements								$633	$38,376	$41,556	$(2,547)

(m)

Securities with an aggregate market value of $17,972 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$349	$349
Corporate Bonds & Notes
Banking & Finance	0	75,324	0	75,324
Industrials	0	19,004	0	19,004
Utilities	0	14,412	0	14,412
Municipal Bonds & Notes
California	0	525	0	525
U.S. Government Agencies	0	477,506	0	477,506
U.S. Treasury Obligations	0	65,788	0	65,788
Non-Agency Mortgage-Backed Securities	0	85,883	0	85,883
Asset-Backed Securities
Automobile ABS Other	0	1,083	0	1,083
Automobile Sequential	0	108,990	0	108,990
CMBS Other	0	39,635	0	39,635
CMBS Subordinated	0	4,719	0	4,719
Credit Card Bullet	0	25,542	0	25,542
Credit Card Other	0	4,900	0	4,900
Home Equity Other	0	81,173	0	81,173
Home Equity Sequential	0	1,284	0	1,284
Whole Loan Collateral	0	6,758	0	6,758
Other ABS	0	77,752	0	77,752
Sovereign Issues	0	53,871	0	53,871
Common Stocks
Communication Services	14,567	0	0	14,567
Consumer Discretionary	37,529	0	0	37,529
Consumer Staples	10,209	0	0	10,209
Energy	2,249	0	0	2,249
Financials	25,864	0	0	25,864
Health Care	20,003	0	0	20,003
Industrials	13,890	0	0	13,890
Information Technology	41,787	0	0	41,787
Materials	5,277	0	0	5,277
Short-Term Instruments
Commercial Paper	0	14,219	0	14,219
Repurchase Agreements	0	82,400	0	82,400
Hungary Treasury Bills	0	795	0	795
U.S. Treasury Bills	0	19,418	0	19,418

	$171,375	$1,260,981	$349	$1,432,705
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,919	$0	$0	$77,919

Total Investments	$249,294	$1,260,981	$349	$1,510,624

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,568)	$0	$(41,568)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	799	0	800
Over the counter	0	48,216	0	48,216

	$1	$49,015	$0	$49,016
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(333)	0	(333)
Over the counter	0	(4,818)	(769)	(5,587)

	$0	$(5,151)	$(769)	$(5,920)

Total Financial Derivative Instruments	$1	$43,864	$(769)	$43,096

Totals	$249,295	$1,263,277	$(420)	$1,512,152

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.9% ¤
CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 4.9%
American Express Co. 5.284% due 07/26/2035 •		$400	$396
Athene Global Funding 5.620% due 05/08/2026		300	303
Bank of America Corp. 1.734% due 07/22/2027 •		200	191
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		100	101
Bank of Nova Scotia 5.450% due 08/01/2029		500	509
Barclays PLC 6.224% due 05/09/2034 •		400	411
Equinix, Inc. 1.550% due 03/15/2028		100	90
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	202
5.800% due 03/08/2029		200	200
Goldman Sachs Group, Inc.
3.500% due 11/16/2026		200	196
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
5.798% due 08/10/2026 •		200	201
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	410
GSPA Monetization Trust 6.422% due 10/09/2029		31	31
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		300	302
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	96
1.578% due 04/22/2027 •		200	192
3.960% due 01/29/2027 •		200	199
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	199
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		200	202
Morgan Stanley 3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	100	104
Prologis LP 5.000% due 01/31/2035		$100	98
Royal Bank of Canada 4.875% due 01/19/2027		300	301
UBS Group AG 4.751% due 05/12/2028 •		500	497
VICI Properties LP 4.750% due 02/15/2028		100	99
Wells Fargo & Co. 3.196% due 06/17/2027 •		400	391

			6,224

INDUSTRIALS 1.1%
Boeing Co. 6.528% due 05/01/2034		100	105
Broadcom, Inc. 5.150% due 11/15/2031		100	101
Hyundai Capital America 5.688% due 08/04/2025 •		400	401
Occidental Petroleum Corp. 5.550% due 10/01/2034		500	487
T-Mobile USA, Inc.
3.875% due 04/15/2030		100	94
4.200% due 10/01/2029		100	97

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

United Airlines Pass-Through Trust 5.450% due 08/15/2038		100	100

			1,385

UTILITIES 0.4%
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	101
Southern California Edison Co.
4.875% due 02/01/2027		100	100
5.150% due 06/01/2029		300	302

			503

Total Corporate Bonds & Notes (Cost $8,070)			8,112

U.S. GOVERNMENT AGENCIES 43.4%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		254	214
0.000% due 11/25/2040 •		3	2
1.367% due 03/25/2037 •(a)		116	9
1.417% due 04/25/2037 •(a)		410	32
1.467% due 11/25/2039 •(a)		64	5
1.697% due 03/25/2037 •(a)		151	12
1.717% due 05/25/2037 •(a)		377	28
2.107% due 04/25/2037 •(a)		701	81
2.242% due 01/25/2031 ~(a)		454	29
2.517% due 02/25/2037 •(a)		66	7
2.967% due 07/25/2033 •(a)		37	3
4.202% due 10/01/2029 ~		700	684
4.300% due 12/01/2029		501	491
4.705% due 09/01/2031 ~		1,300	1,290
4.720% due 10/01/2028		800	801
4.930% due 06/01/2029		300	303
5.013% due 04/25/2037 •		3	3
5.033% due 07/25/2037 •		5	4
5.203% due 10/25/2040 •		15	15
5.300% due 11/01/2030		600	613
Freddie Mac
0.000% due 02/15/2041 •		3	2
0.159% due 09/15/2041 •		468	401
1.436% due 02/15/2040 •		98	85
1.858% due 09/15/2036 •(a)		135	12
3.000% due 09/01/2032		376	359
5.000% due 04/15/2041		199	200
5.012% due 05/15/2037 •		5	5
5.500% due 03/15/2034		93	95
5.719% due 12/25/2054 •		1,080	1,083
Ginnie Mae 5.017% due 08/20/2047 •		95	92
Ginnie Mae, TBA
4.500% due 02/01/2055		990	936
5.000% due 02/01/2055		2,150	2,085
U.S. Small Business Administration
5.490% due 03/01/2028		6	6
6.020% due 08/01/2028		45	45
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		59	59
4.500% due 08/01/2052		369	349
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		2,800	2,379
4.000% due 02/01/2055		7,510	6,867
4.500% due 02/01/2055		2,070	1,946
5.000% due 01/01/2055		530	512
5.500% due 02/01/2055		5,700	5,621
6.000% due 02/01/2055		8,610	8,643
6.500% due 02/01/2055		18,430	18,796

Total U.S. Government Agencies (Cost $55,743)			55,204

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Inflation Protected Securities (f)
1.875% due 07/15/2034		3,722	3,608

Total U.S. Treasury Obligations (Cost $3,760)			3,608

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		170	147
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	466	584
Banc of America Funding Trust
4.485% due 06/20/2037 ~		$29	25
4.920% due 09/20/2046 ~		650	576
6.000% due 08/25/2036		20	17

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Banc of America Mortgage Trust
5.570% due 02/25/2034 ~	10	10
5.876% due 01/25/2035 ~	8	8
6.285% due 06/25/2034 ~	13	12
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	131	119
6.530% due 02/25/2036 •	6	5
Chase Mortgage Finance Trust
4.843% due 01/25/2036 ~	14	13
4.914% due 09/25/2036 ~	173	137
ChaseFlex Trust 5.053% due 07/25/2037 •	1,452	1,253
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 05/25/2036 •	213	198
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~	19	18
6.170% due 09/25/2062 þ	650	650
7.200% due 10/25/2035 •	27	27
7.230% due 10/25/2035 •	23	23
CitiMortgage Alternative Loan Trust
5.053% due 04/25/2037 •	238	199
6.000% due 06/25/2037	163	138
Countrywide Alternative Loan Trust
4.695% due 09/20/2046 •	40	37
4.973% due 12/25/2035 •	17	15
5.085% due 11/20/2035 •	88	81
5.500% due 06/25/2025	315	251
5.500% due 11/25/2035	124	69
5.750% due 03/25/2037	269	140
6.000% due 12/25/2035	418	291
6.000% due 05/25/2036	72	35
6.000% due 08/25/2036 •	136	78
6.225% due 08/25/2035 •	49	46
6.250% due 08/25/2036	953	513
6.305% due 01/25/2036 •	192	178
7.000% due 10/25/2037	151	52
Countrywide Home Loan Mortgage Pass-Through Trust
5.053% due 05/25/2035 •	107	92
5.113% due 02/25/2035 •	9	8
5.750% due 05/25/2037	12	6
6.000% due 01/25/2037	336	157
6.000% due 02/25/2037	340	156
7.785% due 10/20/2034 ~	14	14
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •	58	56
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.630% due 06/25/2050 ~	852	748
5.750% due 08/25/2036	25	20
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.833% due 02/25/2037 •	776	661
4.953% due 02/25/2035 •	43	42
First Horizon Alternative Mortgage Securities Trust
5.282% due 06/25/2036 ~	454	365
5.487% due 12/25/2035 ~	57	44
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~	35	30
5.046% due 11/25/2035 ~	7	7
5.500% due 01/25/2037	14	24
5.516% due 07/25/2035 ~	4	3
6.126% due 09/25/2035 ~	44	39
6.940% due 04/25/2032 •	18	17
HarborView Mortgage Loan Trust 6.825% due 10/19/2035 •	953	479
Impac CMB Trust 5.093% due 03/25/2035 •	142	136
Impac Secured Assets Trust 5.910% due 07/25/2035 ~	62	57
IndyMac INDX Mortgage Loan Trust
4.286% due 05/25/2035 ~	482	326
4.833% due 09/25/2046 •	169	148
4.933% due 07/25/2035 •	257	235
JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~	102	94
5.534% due 07/25/2035 ~	5	5
5.750% due 01/25/2036	20	9
6.345% due 07/25/2035 ~	128	122
Lehman Mortgage Trust 5.103% due 11/25/2036 •	251	119
Lehman XS Trust 4.903% due 08/25/2046 •	443	441
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~	15	14
MASTR Asset Securitization Trust 6.000% due 06/25/2036	166	93
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.372% due 08/15/2032 •	31	30

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Merrill Lynch Alternative Note Asset Trust
4.673% due 03/25/2037 •		428	103
4.853% due 03/25/2037 •		3,226	777
6.000% due 03/25/2037		77	27
Merrill Lynch Mortgage Investors Trust
5.168% due 05/25/2036 ~		100	91
5.512% due 04/25/2035 ~		11	10
5.995% due 02/25/2036 ~		1	1
6.353% due 02/25/2033 •		20	19
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		122	52
6.548% due 06/25/2036 ~		5	5
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		109	50
New York Mortgage Trust 5.250% due 07/25/2062 þ		403	401
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		39	19
NovaStar Mortgage Funding Trust 0.446% due 09/25/2046 •		936	323
Prime Mortgage Trust 6.000% due 06/25/2036		1	1
Residential Accredit Loans, Inc. Trust
4.953% due 08/25/2037 •		27	25
6.000% due 01/25/2037		45	34
6.000% due 03/25/2037		107	86
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		219	186
Sequoia Mortgage Trust
3.972% due 09/20/2046 ~		117	79
5.344% due 05/20/2034 •		1	1
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~		26	26
5.718% due 08/25/2035 ~		43	24
Structured Asset Mortgage Investments Trust 4.873% due 04/25/2036 •		43	39
SunTrust Adjustable Rate Mortgage Loan Trust 6.782% due 01/25/2037 ~		108	70
Thornburg Mortgage Securities Trust
3.257% due 03/25/2044 ~		48	47
5.682% due 12/25/2044 ~		94	89
6.176% due 06/25/2047 •		276	265
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	444	556
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		448	562
WaMu Mortgage Pass-Through Certificates Trust
4.263% due 12/25/2046 •		$37	31
4.293% due 06/25/2037 ~		156	133
4.781% due 06/25/2037 ~		47	41
4.993% due 12/25/2045 •		18	17
5.042% due 10/25/2035 ~		25	23
5.203% due 12/25/2035 ~		224	205
5.342% due 01/25/2035 ~		56	51
5.825% due 02/25/2046 •		75	67
6.275% due 08/25/2035 ~		44	45
7.265% due 06/25/2033 ~		48	47
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 •		702	186
4.953% due 02/25/2036 •		665	536
5.575% due 02/25/2047 •		987	883
5.765% due 04/25/2046 •		83	66
Wells Fargo Mortgage-Backed Securities Trust 6.939% due 09/25/2036 ~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $19,180)			17,046

ASSET-BACKED SECURITIES 26.4%
AUTOMOBILE ABS OTHER 1.2%
CPS Auto Receivables Trust 5.190% due 08/15/2028		500	500
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		500	497
4.640% due 01/15/2030		500	496

			1,493

AUTOMOBILE SEQUENTIAL 4.6%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		300	307
Carvana Auto Receivables Trust
5.420% due 04/10/2028		387	388
5.620% due 01/10/2029		300	304
6.410% due 09/10/2027		126	127

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	58	58
CPS Auto Receivables Trust 6.130% due 09/15/2026	78	78
DT Auto Owner Trust 6.290% due 08/16/2027	189	190
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	76	76
Fifth Third Auto Trust 5.800% due 11/16/2026	143	144
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	240	242
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	285	286
5.700% due 01/15/2027	68	68
6.040% due 03/15/2027	148	149
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	304
6.270% due 08/16/2027	164	165
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028	300	302
Hertz Vehicle Financing LLC 5.490% due 06/25/2027	300	302
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	504
5.290% due 04/15/2027	391	393
Octane Receivables Trust 5.870% due 05/21/2029	225	226
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	189	189
5.380% due 11/25/2030	113	113
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust 6.180% due 02/16/2027	123	123
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	223	225
USAA Auto Owner Trust 5.830% due 07/15/2026	62	61
Westlake Automobile Receivables Trust 5.960% due 10/15/2026	135	135

		5,886

CMBS OTHER 0.9%
AREIT Trust 5.850% due 01/20/2037 •	374	373
LCCM Trust 5.712% due 12/13/2038 •	92	92
LoanCore Issuer Ltd. 5.812% due 11/15/2038 •	414	416
MF1 Ltd. 5.570% due 10/16/2036 •	287	286

		1,167

CREDIT CARD BULLET 0.4%
Master Credit Card Trust 5.450% due 01/21/2027 •	500	501

HOME EQUITY OTHER 7.2%
Aames Mortgage Investment Trust 5.443% due 07/25/2035 •	29	29
Asset-Backed Securities Corp. Home Equity Loan Trust 5.263% due 06/25/2034 •	1,083	1,076
Bear Stearns Asset-Backed Securities Trust 5.503% due 08/25/2037 •	771	676
Chase Funding Trust 5.093% due 08/25/2032 •	36	36
Citigroup Mortgage Loan Trust
4.643% due 05/25/2037 •	1,037	679
5.053% due 10/25/2036 •	313	182
Countrywide Asset-Backed Certificates Trust
4.853% due 02/25/2037 •	290	267
4.893% due 09/25/2037 •	323	331
5.193% due 08/25/2047 •	355	343
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ	2,722	445
EMC Mortgage Loan Trust 5.753% due 02/25/2041 •	12	12
Encore Credit Receivables Trust 5.188% due 09/25/2035 •	16	16
Fremont Home Loan Trust
4.593% due 11/25/2036 •	441	256
4.753% due 10/25/2036 •	1,502	595

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

5.188% due 01/25/2035 •		112	110
GSAA Home Equity Trust
4.138% due 03/25/2036 ~		535	72
4.553% due 05/25/2037 •		609	216
4.593% due 03/25/2036 •		281	90
5.093% due 04/25/2047 •		538	238
6.795% due 06/25/2036 þ		509	124
GSAMP Trust
4.653% due 12/25/2046 •		201	98
4.913% due 01/25/2037 •		605	506
JP Morgan Mortgage Acquisition Trust 4.663% due 10/25/2036 •		135	133
Morgan Stanley ABS Capital, Inc. Trust 4.563% due 03/25/2037 •		1,854	783
Morgan Stanley Dean Witter Capital, Inc. Trust 5.433% due 02/25/2033 •		78	78
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ		360	75
Option One Mortgage Loan Trust 5.233% due 02/25/2035 •		433	408
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •		340	140
Residential Asset Securities Corp. Trust 4.743% due 06/25/2033 •		92	84
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •		725	284
Soundview Home Loan Trust 5.753% due 10/25/2037 •		618	468
Structured Asset Investment Loan Trust 7.603% due 08/25/2033 •		420	373

			9,223

WHOLE LOAN COLLATERAL 1.4%
Citigroup Mortgage Loan Trust 4.535% due 05/25/2036 þ		128	63
First Franklin Mortgage Loan Trust
4.613% due 11/25/2036 •		79	78
4.763% due 09/25/2036 •		148	140
5.173% due 11/25/2035 •		669	614
Securitized Asset-Backed Receivables LLC Trust 5.413% due 01/25/2036 •		391	361
Specialty Underwriting & Residential Finance Trust
4.753% due 06/25/2037 •		125	72
4.922% due 12/25/2036 •		417	401

			1,729

OTHER ABS 10.7%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		500	502
ACHV ABS Trust 5.430% due 10/27/2031		425	426
AIMCO CLO 5.897% due 10/17/2034 •		500	502
Albacore Euro CLO Ltd. 4.288% due 10/18/2034 •	EUR	500	518
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		$600	600
Bain Capital Credit CLO Ltd. 5.877% due 07/16/2034 •		500	501
BHG Securitization Trust
5.320% due 10/17/2035		7	7
5.930% due 10/17/2035		900	904
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		500	502
Carlyle Global Market Strategies CLO Ltd. 5.534% due 07/20/2034 •		600	600
CBAM Ltd. 5.929% due 04/17/2031 •		385	386
CIFC Funding Ltd. 5.994% due 07/18/2031 •		410	411
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		600	601
CRB Securitization Trust 6.960% due 10/20/2033		284	287
CVC Cordatus Loan Fund DAC
3.850% due 05/22/2032 •	EUR	569	588
4.298% due 10/23/2034 •		466	483
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •		$1,000	1,002
DLLAA LLC 5.930% due 07/20/2026		230	231
Dryden CLO Ltd. 5.968% due 07/15/2031 •		420	421

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Jamestown CLO Ltd.
5.583% due 07/25/2034 •		700	700
5.896% due 07/25/2035 •		500	501
Marlette Funding Trust 5.950% due 11/15/2032		81	81
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		643	644
Oportun Issuance Trust 5.860% due 02/09/2032		380	381
Palmer Square European Loan Funding DAC 4.273% due 08/15/2033 •	EUR	462	480
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		$700	688
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		500	502
Theorem Funding Trust 6.060% due 12/15/2028		75	76
Upstart Securitization Trust 5.500% due 06/20/2032		128	127
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		22	21

			13,673

Total Asset-Backed Securities (Cost $35,601)			33,672

SOVEREIGN ISSUES 7.6%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	340,000	324
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	3,800	597
0.000% due 10/01/2025 (e)		12,900	1,883
Colombian TES 6.000% due 04/28/2028	COP	1,590,700	317
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,200	90
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	7,592	307
3.000% due 12/03/2026 (f)		6,674	302
4.000% due 11/30/2028 (f)		1,001	46
4.000% due 08/24/2034 (f)		13,683	583
8.500% due 03/01/2029		5,900	269
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	608
6.150% due 08/12/2032		7,500	1,984
6.900% due 08/12/2037		700	186
6.950% due 08/12/2031		500	140
7.300% due 08/12/2033		900	253
Poland Government International Bond 4.750% due 07/25/2029	PLN	1,500	352
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,700	174
8.000% due 01/31/2030		4,400	223
8.250% due 03/31/2032		1,800	88
8.500% due 01/31/2037		2,600	117
9.000% due 01/31/2040		10,800	488
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	5,500	154
50.485% (BISTREFI) due 05/20/2026 ~		100	3
50.485% (BISTREFI) due 05/17/2028 ~		6,200	173

Total Sovereign Issues (Cost $10,126)			9,661

		SHARES
COMMON STOCKS 13.3%
COMMUNICATION SERVICES 1.2%
Alphabet, Inc. 'A'		4,388	831
Comcast Corp. 'A'		11,561	434
Verizon Communications, Inc.		1,431	57
Walt Disney Co.		1,431	159

			1,481

CONSUMER DISCRETIONARY 3.1%
Amazon.com, Inc. (c)		13,314	2,921
Home Depot, Inc.		1,431	557
McDonald's Corp.		1,431	415

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

NIKE, Inc. 'B'	1,431	108

		4,001

CONSUMER STAPLES 0.8%
Coca-Cola Co.	1,431	89
Procter & Gamble Co.	5,065	849
Walmart, Inc.	1,431	130

		1,068

ENERGY 0.2%
Chevron Corp.	1,431	207

FINANCIALS 1.9%
American Express Co.	1,431	425
Goldman Sachs Group, Inc.	1,431	819
JPMorgan Chase & Co.	1,431	343
Travelers Cos., Inc.	1,431	345
Visa, Inc. 'A'	1,431	452

		2,384

HEALTH CARE 1.5%
AbbVie, Inc.	2,824	502
Amgen, Inc.	1,431	373
Johnson & Johnson	1,431	207
Merck & Co., Inc.	1,431	142
UnitedHealth Group, Inc.	1,431	724

		1,948

INDUSTRIALS 1.0%
3M Co.	1,431	185
Boeing Co. (c)	1,431	253
Caterpillar, Inc.	1,431	519
Honeywell International, Inc.	1,431	323

		1,280

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.	5,342	1,338
Cisco Systems, Inc.	1,431	85
International Business Machines Corp.	1,431	315
Microsoft Corp.	3,240	1,366
NVIDIA Corp.	4,010	538
Salesforce, Inc.	1,431	478

		4,120

MATERIALS 0.4%
Sherwin-Williams Co.	1,431	486

Total Common Stocks (Cost $16,561)		16,975

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.6%
COMMERCIAL PAPER 1.8%
Avangrid, Inc. 4.720% due 01/07/2025	$660	659
Crown Castle, Inc. 5.000% due 01/07/2025	660	659
Hyundai Capital America 4.720% due 01/03/2025	260	260
Volkswagen Financial Services 4.750% due 01/06/2025	660	660

		2,238

REPURCHASE AGREEMENTS (h) 6.8%		8,700

U.S. TREASURY BILLS 7.0%
4.440% due 01/30/2025 - 03/20/2025 (d)(e)(k)	8,991	8,938

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $19,876)		19,876

Total Investments in Securities (Cost $168,917)		164,154

	SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short Asset Portfolio	1,194,818	11,702
PIMCO Short-Term Floating NAV Portfolio III	12,485	122

Total Short-Term Instruments (Cost $11,671)		11,824

Total Investments in Affiliates (Cost $11,671)		11,824

Total Investments 138.2% (Cost $180,588)		$175,978
Financial Derivative Instruments (i)(j) (4.6)%(Cost or Premiums, net $3,582)		(5,800)
Other Assets and Liabilities, net (33.6)%		(42,836)

Net Assets 100.0%		$127,342

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$8,700	U.S. Treasury Notes 4.250% due 06/30/2029	$(8,862)	$8,700	$8,702

Total Repurchase Agreements	$(8,862)	$8,700	$8,702

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$5,600	$(4,935)	$(4,953)

Total Short Sales (3.9)%	$(4,935)	$(4,953)

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	120	$13,050	$(111)	$0	$(26)
U.S. Treasury Long-Term Bond March Futures	03/2025	14	1,594	(34)	0	(4)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	9	1,070	(33)	0	(4)

$(178)	$0	$(34)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	28	$(6,696)	$0	$0	$0
Mini MSCI EAFE Index March Futures	03/2025	6	(680)	2	2	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	6	(668)	11	1	0

$13	$3	$0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Total Futures Contracts								$(165)		$3	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%		$600	$10	$(4)	$6	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		100	(1)	3	2	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354		600	8	(1)	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		700	8	4	12	0	0

							$25	$2	$27	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	7,520	$99	$(147)	$(48)	$21	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$11,050	164	(55)	109	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		4,800	(2)	39	37	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	(19)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	(8)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	138	231	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	95	144	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	(38)	(38)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	26	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	626	2,179	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	175	691	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	83	79	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		300	(1)	(15)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	(2)	(2)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,800	(18)	95	77	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	532	1,277	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	325	431	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	207	256	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	1,407,200	0	10	10	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	4,630	61	4	65	12	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,175	20	10	30	6	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	(21)	(24)	0	(5)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	1,500	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	57	40	11	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	340,000	0	5	5	0	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,400	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	EUR	100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	5,600	0	2	2	0	0
Receive	CPURNSA	2.477	Maturity	11/07/2029		$1,600	0	(1)	(1)	1	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	(11)	32	0	0

							$3,450	$2,000	$5,450	$102	$(15)

Total Swap Agreements							$3,475	$2,002	$5,477	$102	$(15)

Cash of $3,839 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement..

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025		SGD	48		$36		$1		$0
		01/2025			$221		NZD	375	0		(11)
BOA		01/2025		CNH	391		$54		0		0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	GBP	76		97	2	0
	01/2025	KRW	128,851		91	4	0
	01/2025	SEK	310		28	0	0
	01/2025	SGD	66		49	1	0
	01/2025		$17	IDR	278,075	0	0
	01/2025		61	JPY	9,299	0	(2)
	01/2025		49	KRW	69,592	0	(2)
	02/2025	HKD	325		$42	0	0
BPS	01/2025	CNH	5,532		763	10	0
	01/2025	CZK	2,289		96	2	0
	01/2025	IDR	1,775,784		109	0	(1)
	01/2025	INR	12,164		142	0	0
	01/2025	KRW	266,743		191	11	0
	01/2025	MXN	5,813		288	10	0
	01/2025	SGD	55		41	1	0
	01/2025	TWD	12,282		387	13	0
	01/2025		$325	CNH	2,375	0	(2)
	01/2025		389	IDR	6,183,892	0	(7)
	01/2025		301	INR	25,422	0	(4)
	01/2025		177	KRW	262,535	1	0
	01/2025		382	PLN	1,555	0	(6)
	01/2025		176	TWD	5,694	0	(2)
	01/2025		585	ZAR	10,355	0	(37)
	02/2025	CNH	2,536		$350	4	0
	03/2025	ILS	123		34	0	0
	03/2025	KRW	261,857		177	0	(1)
	03/2025	MXN	1,219		59	2	0
	03/2025		$109	IDR	1,781,168	1	0
	03/2025		142	INR	12,227	0	0
	04/2025	TWD	5,661		$176	3	0
	05/2025	CNH	3,178		438	3	0
BRC	01/2025	CAD	2,792		1,983	40	0
	01/2025	EUR	291		307	5	0
	01/2025	JPY	7,100		47	2	0
	01/2025	SEK	560		51	0	0
	01/2025	TRY	2,346		65	0	(1)
	01/2025		$191	CAD	275	0	0
	01/2025		78	CHF	70	0	(1)
	01/2025		317	GBP	253	0	0
	01/2025		181	IDR	2,836,402	0	(6)
	01/2025		216	TRY	7,942	3	0
	03/2025	ILS	466		$131	2	0
	03/2025	TRY	10,634		277	0	(4)
	03/2025		$423	TRY	16,204	5	0
BSH	04/2025	PEN	4,610		$1,210	0	(14)
	05/2025		124		33	0	0
CBK	01/2025	CNH	81		11	0	0
	01/2025	IDR	2,162,743		134	0	0
	01/2025	INR	119,981		1,407	8	0
	01/2025	KRW	1,004,967		728	47	0
	01/2025	PEN	700		186	0	0
	01/2025	TWD	49,527		1,555	50	0
	01/2025		$245	IDR	3,886,493	0	(5)
	01/2025		1,548	INR	130,986	0	(21)
	01/2025		140	KRW	205,561	0	(1)
	02/2025	BRL	1,106		$191	13	0
	02/2025	PEN	1,078		288	2	0
	02/2025		$88	CNH	642	0	0
	03/2025	KRW	205,055		$140	1	0
	03/2025	PEN	431		113	0	(1)
	03/2025		$134	IDR	2,169,104	0	(1)
	03/2025		1,407	INR	120,519	0	(10)
	05/2025	PEN	110		$29	0	0
	08/2025		27		7	0	0
DUB	01/2025	KRW	897,239		644	36	0
	01/2025	PLN	293		71	1	0
	01/2025		$140	KRW	198,256	0	(6)
	01/2025		150	PLN	613	0	(2)
	02/2025	PEN	2,003		$535	2	0
	03/2025		2,088		549	0	(6)
	05/2025		186		49	0	0
FAR	01/2025	AUD	2,035		1,321	61	0
	01/2025	BRL	594		96	0	0
	01/2025	TWD	730		22	0	0
	01/2025		$96	BRL	594	0	0
	02/2025	CLP	326,341		$335	7	0
	02/2025		$97	BRL	597	0	0
	03/2025	PEN	580		$154	0	0
GLM	01/2025	BRL	244		40	1	0
	01/2025	IDR	681,618		42	0	0
	01/2025	INR	5,871		69	1	0
	01/2025	KRW	419,557		305	21	0
	01/2025	MXN	3,005		144	0	0
	01/2025	TWD	11,498		358	8	0
	01/2025		$39	BRL	244	0	0
	01/2025		279	IDR	4,413,605	0	(6)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	171	PLN	695	0	(3)
01/2025	101	TWD	3,280	0	(1)
02/2025	MXN	3,898	$191	6	0
04/2025	BRL	3,700	665	75	0
04/2025	DKK	2,600	384	21	0
10/2025	BRL	12,900	2,097	139	0
IND	01/2025	$9	DKK	64	0	0
JPM	01/2025	CNH	5,002	$691	10	0
01/2025	COP	1,492,959	335	0	(3)
01/2025	IDR	177,333	11	0	0
01/2025	TWD	10,304	318	5	0
01/2025	$19	IDR	306,794	0	0
01/2025	243	INR	20,559	0	(3)
01/2025	4	JPY	636	0	0
01/2025	146	PLN	597	0	(2)
03/2025	11	IDR	177,887	0	0
04/2025	BRL	100	$18	2	0
MBC	01/2025	AUD	109	69	1	0
01/2025	CHF	1,627	1,855	60	0
01/2025	CNH	861	118	1	0
01/2025	DKK	295	42	1	0
01/2025	EUR	2,659	2,800	44	0
01/2025	INR	5,119	60	0	0
01/2025	KRW	1,283,058	924	55	0
01/2025	$171	CNH	1,246	0	(1)
01/2025	660	EUR	634	0	(3)
01/2025	175	INR	14,804	0	(2)
01/2025	379	JPY	59,300	0	(1)
01/2025	34	KRW	48,628	0	(1)
01/2025	70	PLN	287	0	(1)
01/2025	266	TWD	8,660	0	(3)
02/2025	HKD	284	$37	0	0
03/2025	ILS	149	42	1	0
03/2025	$60	INR	5,145	0	0
04/2025	TWD	8,610	$266	3	0
05/2025	CNH	2,063	284	2	0
MYI	01/2025	$109	IDR	1,716,057	0	(2)
01/2025	55	PLN	224	0	(1)
04/2025	DKK	2,900	$428	23	0
04/2025	$1,191	DKK	7,965	0	(79)
NGF	01/2025	297	IDR	4,732,846	0	(5)
RBC	01/2025	75	KRW	107,735	0	(2)
03/2025	MXN	18,268	$892	27	0
SCX	01/2025	CHF	52	59	2	0
01/2025	CNH	2,481	343	5	0
01/2025	EUR	189	199	3	0
01/2025	GBP	884	1,122	15	0
01/2025	JPY	14,600	93	0	0
01/2025	KRW	87,148	59	0	0
01/2025	SGD	19	14	0	0
01/2025	TWD	6,058	189	5	0
01/2025	$328	IDR	5,191,549	0	(8)
01/2025	504	INR	42,611	0	(7)
01/2025	36	KRW	52,264	0	0
01/2025	139	TWD	4,520	0	(1)
03/2025	KRW	52,132	$36	0	0
04/2025	TWD	4,497	139	1	0
05/2025	CNH	1,707	237	3	0
SOG	01/2025	$310	PLN	1,263	0	(5)
SSB	05/2025	PEN	326	$86	0	(1)
TOR	01/2025	$8	JPY	1,220	0	0
UAG	01/2025	BRL	836	$135	0	0
01/2025	GBP	55	70	1	0
01/2025	NOK	118	11	0	0
01/2025	$137	BRL	835	0	(2)
01/2025	191	PLN	774	0	(3)
04/2025	DKK	2,500	$369	20	0

Total Forward Foreign Currency Contracts	$916	$(300)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	14,400	$69	$40
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	3,200	1	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,200	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	8,200	7	0

Total Purchased Options	$78	$41

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	14,400	(26)	(12)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	14,400	(43)	(23)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(2)

Total Written Options	$(77)	$(51)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,000	$(268)	$189	$0	$(79)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,800	380	(22)	358	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$400	(6)	1	0	(5)

$106	$168	$358	$(84)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	12	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$1,279	$0	$7	$7	$0
BPS	Pay	DJITR Index	17	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	1,811	0	9	9	0
Pay	DJITR Index	36	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	3,835	0	19	19	0
CBK	Receive	ERADXULT Index	11,071	5.075% (FEDL01 plus a specified spread)	Monthly	03/12/2025	28,141	0	(125)	0	(125)
FAR	Pay	DJITR Index	12	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,278	0	6	6	0
Pay	DJITR Index	16	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,704	0	9	9	0
JPM	Receive	ERADXULT Index	35,957	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	96,314	0	(6,712)	0	(6,712)
MEI	Receive	ERADXULT Index	150	5.130% (FEDL01 plus a specified spread)	Monthly	05/07/2025	381	0	(2)	0	(2)
MYI	Receive	ERADXULT Index	3,205	5.115% (FEDL01 plus a specified spread)	Monthly	04/16/2025	8,147	0	(37)	0	(37)

$0	$(6,826)	$50	$(6,876)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	2,824	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$502	$0	$3	$3	$0
Pay	Alphabet, Inc.	4,388	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	831	0	3	3	0
Pay	Apple, Inc.	3,911	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	979	0	4	4	0
Pay	Comcast Corp.	11,561	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	434	0	2	2	0
Pay	Microsoft Corp.	1,809	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	763	0	2	2	0
Pay	NVIDIA Corp.	2,579	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	346	0	2	2	0
Pay	Procter and Gamble,Co.	3,634	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	609	0	3	3	0
TOR	Pay	Amazon.com, Inc.	11,883	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	2,673	0	70	70	0

$0	$89	$89	$0

Total Swap Agreements	$106	$(6,569)	$497	$(6,960)

(k)

Securities with an aggregate market value of $7,580 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2024 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,224	$0	$6,224
Industrials	0	1,385	0	1,385
Utilities	0	503	0	503
U.S. Government Agencies	0	55,204	0	55,204
U.S. Treasury Obligations	0	3,608	0	3,608
Non-Agency Mortgage-Backed Securities	0	17,046	0	17,046
Asset-Backed Securities
Automobile ABS Other	0	1,493	0	1,493
Automobile Sequential	0	5,886	0	5,886
CMBS Other	0	1,167	0	1,167
Credit Card Bullet	0	501	0	501
Home Equity Other	0	9,223	0	9,223
Whole Loan Collateral	0	1,729	0	1,729
Other ABS	0	13,673	0	13,673
Sovereign Issues	0	9,661	0	9,661
Common Stocks
Communication Services	1,481	0	0	1,481
Consumer Discretionary	4,001	0	0	4,001
Consumer Staples	1,068	0	0	1,068
Energy	207	0	0	207
Financials	2,384	0	0	2,384
Health Care	1,948	0	0	1,948
Industrials	1,280	0	0	1,280
Information Technology	4,120	0	0	4,120
Materials	486	0	0	486
Short-Term Instruments
Commercial Paper	0	2,238	0	2,238
Repurchase Agreements	0	8,700	0	8,700
U.S. Treasury Bills	0	8,938	0	8,938

	$16,975	$147,179	$0	$164,154
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,824	$0	$0	$11,824

Total Investments	$28,799	$147,179	$0	$175,978

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,953)	$0	$(4,953)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	103	0	105
Over the counter	0	1,454	0	1,454

	$2	$1,557	$0	$1,559
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(7,232)	(79)	(7,311)

	$0	$(7,281)	$(79)	$(7,360)

Total Financial Derivative Instruments	$2	$(5,724)	$(79)	$(5,801)

Totals	$28,801	$136,502	$(79)	$165,224

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.6% ¤
CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 4.5%
American Express Co.
5.098% due 02/16/2028 •	$100	$101
5.284% due 07/26/2035 •	200	198
Athene Global Funding 5.620% due 05/08/2026	400	404
Bank of America Corp. 5.080% due 01/20/2027 •	1,200	1,204
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~	200	201
Bank of Nova Scotia 5.450% due 08/01/2029	600	611
Barclays PLC
4.837% due 09/10/2028 •	200	199
6.224% due 05/09/2034 •	400	411
Citibank NA 5.488% due 12/04/2026	400	406
Credit Suisse AG AT1 Claim	200	25
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	200
Goldman Sachs Bank USA 5.414% due 05/21/2027 •	100	101
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	300	288
5.016% due 10/23/2035 •	300	287
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~	100	100
5.798% due 08/10/2026 •	300	302
HSBC Holdings PLC 5.887% due 08/14/2027 •	200	203
Jackson National Life Global Funding 5.600% due 04/10/2026	400	403
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	200	192
4.946% due 10/22/2035 •	100	96
5.040% due 01/23/2028 •	100	100
5.581% due 04/22/2030 •	100	102
6.070% due 10/22/2027 •	200	205
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •	200	202
Morgan Stanley
4.654% due 10/18/2030 •	200	196
5.050% due 01/28/2027 •	600	602
5.320% due 07/19/2035 •	200	197
5.656% due 04/18/2030 •	200	204
Prologis LP 5.000% due 01/31/2035	100	97
Royal Bank of Canada
4.875% due 01/19/2027	300	301
4.969% due 08/02/2030 •	100	99
VICI Properties LP 5.125% due 11/15/2031	100	98
Wells Fargo & Co.
2.393% due 06/02/2028 •	100	94
3.196% due 06/17/2027 •	300	293
5.707% due 04/22/2028 •	100	102

		9,026

INDUSTRIALS 0.8%
Boeing Co. 2.196% due 02/04/2026	100	97
CVS Pass-Through Trust 6.943% due 01/10/2030	111	113
Hyundai Capital America 5.688% due 08/04/2025 •	400	402
Occidental Petroleum Corp. 5.550% due 10/01/2034	400	389
T-Mobile USA, Inc. 3.875% due 04/15/2030	100	94

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

United Airlines Pass-Through Trust 5.450% due 08/15/2038	100	101
Volkswagen Group of America Finance LLC
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~	200	200
5.800% due 09/12/2025	200	201

		1,597

UTILITIES 1.1%
Eversource Energy 5.850% due 04/15/2031	400	411
ONEOK, Inc. 5.050% due 11/01/2034	700	670
Pacific Gas & Electric Co. 5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	800	801
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	100	101
Southern California Edison Co. 5.150% due 06/01/2029	300	302

		2,285

Total Corporate Bonds & Notes (Cost $12,861)		12,908

U.S. GOVERNMENT AGENCIES 36.7%
Fannie Mae
1.167% due 03/25/2041 •(a)	516	41
2.017% due 03/25/2036 •(a)	151	10
2.242% due 01/25/2031 ~(a)	466	30
4.202% due 10/01/2029 ~	1,000	977
4.300% due 12/01/2029	702	688
4.705% due 09/01/2031 ~	1,900	1,885
4.720% due 10/01/2028	500	501
4.770% due 10/01/2028	600	602
4.930% due 06/01/2029	400	404
5.033% due 07/25/2037 - 09/25/2042 •	10	10
5.063% due 07/25/2037 •	12	11
5.083% due 09/25/2035 •	22	22
5.093% due 09/25/2035 •	48	48
5.300% due 11/01/2030	800	818
5.403% due 06/25/2037 •	98	98
5.519% due 11/25/2054 •	873	869
7.827% due 12/25/2036 •	8	8
Freddie Mac
1.758% due 07/15/2036 •(a)	280	25
1.988% due 04/15/2036 •(a)	30	2
3.000% due 09/01/2032	301	287
5.000% due 04/15/2041	297	293
5.092% due 03/15/2037 •	86	85
5.412% due 08/15/2037 •	143	143
5.422% due 10/15/2037 •	22	22
5.432% due 05/15/2037 - 09/15/2037 •	161	161
5.500% due 03/15/2034	68	69
5.669% due 11/25/2054 •	756	751
5.719% due 12/25/2054 •	392	393
Ginnie Mae 6.473% due 04/20/2068 •	332	336
Ginnie Mae, TBA
4.500% due 02/01/2055	1,210	1,144
5.000% due 02/01/2055	2,600	2,521
U.S. Small Business Administration 4.430% due 05/01/2029	12	12
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	59	59
4.500% due 12/01/2053	286	270
5.000% due 08/01/2053	1,762	1,709
5.500% due 11/01/2052 - 10/01/2054	3,955	3,909
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	3,700	3,143
4.000% due 02/01/2055	11,450	10,470
4.500% due 02/01/2055	1,470	1,382
5.500% due 02/01/2055	4,600	4,536
6.000% due 02/01/2055	12,780	12,829
6.500% due 02/01/2055	22,390	22,835

Total U.S. Government Agencies (Cost $74,681)		74,408

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
4.625% due 05/15/2044	2,100	2,036
U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (j)	411	394
1.875% due 07/15/2034	5,734	5,558
2.125% due 04/15/2029	1,939	1,942
U.S. Treasury Notes
0.375% due 09/30/2027 (j)	100	90

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

0.625% due 11/30/2027 (j)		200	180
0.750% due 01/31/2028 (j)		300	270

Total U.S. Treasury Obligations (Cost $10,787)			10,470

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%
Adjustable Rate Mortgage Trust 5.691% due 01/25/2036 ~		400	305
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		111	75
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	466	584
Banc of America Funding Trust
4.905% due 04/20/2047 •		$13	10
7.621% due 09/20/2034 ~		1	1
Banc of America Mortgage Trust
5.570% due 02/25/2034 ~		8	8
5.876% due 01/25/2035 ~		9	9
Bear Stearns Adjustable Rate Mortgage Trust
5.149% due 01/25/2035 ~		1	1
5.251% due 07/25/2034 ~		20	18
6.039% due 11/25/2034 ~		4	4
6.339% due 01/25/2033 ~		108	106
6.363% due 11/25/2034 ~		1	1
6.530% due 02/25/2036 •		6	5
6.892% due 04/25/2033 ~		4	4
7.480% due 08/25/2033 ~		9	8
Bear Stearns ALT-A Trust
4.696% due 11/25/2035 ~		193	173
4.793% due 12/25/2046 •		14	12
4.953% due 01/25/2036 •		18	17
5.732% due 10/25/2035 ~		161	134
BX Trust 6.237% due 01/17/2039 •		1,000	990
Chase Home Lending Mortgage Trust 5.819% due 05/25/2055 •		421	421
Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~		9	8
4.914% due 09/25/2036 ~		35	27
6.000% due 11/25/2036		113	44
6.000% due 12/25/2036		59	25
ChaseFlex Trust 5.053% due 07/25/2037 •		168	145
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~		147	134
6.170% due 09/25/2062 þ		893	894
6.816% due 08/25/2035 ~		2	2
Countrywide Alternative Loan Trust
4.833% due 09/25/2046 •		183	175
4.853% due 08/25/2037 •		41	26
4.945% due 05/20/2046 •		13	12
5.013% due 02/25/2037 •		77	64
5.085% due 11/20/2035 •		14	13
5.093% due 11/25/2035 •		802	690
5.125% due 12/20/2035 •		162	149
5.500% due 07/25/2035		1	1
5.500% due 11/25/2035		18	11
5.825% due 12/25/2035 •		23	20
6.225% due 08/25/2035 •		9	8
6.250% due 08/25/2036		498	268
6.305% due 01/25/2036 •		43	40
Countrywide Home Loan Mortgage Pass-Through Trust
5.113% due 02/25/2035 •		14	13
5.165% due 11/25/2034 ~		40	38
5.400% due 02/20/2035 ~		1	1
7.785% due 10/20/2034 ~		29	28
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		790	616
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037		66	33
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.113% due 02/25/2036 •		493	476
5.203% due 10/25/2047 •		713	554
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	23	28
GSR Mortgage Loan Trust
5.046% due 11/25/2035 ~		$5	5
5.500% due 01/25/2037		14	23
6.000% due 02/25/2036		1,003	392
6.000% due 07/25/2037		253	163
HarborView Mortgage Loan Trust
4.342% due 06/19/2036 ~		243	123
4.821% due 12/19/2036 •		20	18
4.921% due 05/19/2035 •		736	710
4.961% due 06/19/2035 •		131	127
4.961% due 12/19/2036 •		451	420

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

IndyMac INDX Mortgage Loan Trust
4.195% due 06/25/2036 ~		444	385
4.813% due 02/25/2037 •		277	252
5.093% due 07/25/2045 •		13	10
InTown Mortgage Trust 7.683% due 08/15/2039 •		1,200	1,204
JP Morgan Alternative Loan Trust 4.316% due 05/25/2036 ~		241	135
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		114	109
JP Morgan Mortgage Trust
4.629% due 10/25/2036 ~		106	77
5.072% due 10/25/2036 ~		15	9
5.668% due 04/25/2037 ~		14	11
5.750% due 01/25/2036		9	4
6.345% due 07/25/2035 ~		68	64
Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ		660	661
4.991% due 09/25/2060 ~		9	9
Lehman XS Trust
4.953% due 08/25/2037 •		185	177
6.153% due 09/25/2047 •		186	167
Luminent Mortgage Trust 5.173% due 04/25/2036 •		108	91
MASTR Adjustable Rate Mortgages Trust
3.268% due 07/25/2035 ~		34	29
5.491% due 10/25/2033 ~		144	123
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.952% due 12/15/2030 •		2	2
Merrill Lynch Alternative Note Asset Trust
4.853% due 03/25/2037 •		1,722	414
5.053% due 03/25/2037 •		351	84
Merrill Lynch Mortgage Investors Trust
5.360% due 09/25/2035 ~		90	72
6.420% due 05/25/2033 ~		11	11
Morgan Stanley Mortgage Loan Trust 6.548% due 06/25/2036 ~		5	5
Morgan Stanley Re-REMIC Trust
4.591% due 02/26/2037 •		85	77
5.250% due 05/26/2037 ~		86	39
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •		178	174
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		169	158
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		10	5
PHH Alternative Mortgage Trust 4.773% due 02/25/2037 •		538	393
Prime Mortgage Trust 6.000% due 06/25/2036		1	1
PRPM LLC 5.228% due 08/25/2069 þ		683	678
Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2037 •		223	193
4.813% due 07/25/2036 •		897	307
4.823% due 08/25/2036 •		409	364
6.000% due 08/25/2036		47	38
Structured Adjustable Rate Mortgage Loan Trust
4.113% due 11/25/2035 ~		158	145
4.753% due 08/25/2036 •		132	106
6.225% due 01/25/2035 •		4	3
7.203% due 02/25/2034 ~		1	1
Structured Asset Mortgage Investments Trust
4.913% due 02/25/2036 •		155	135
5.013% due 02/25/2036 •		2	2
5.181% due 02/19/2035 •		7	6
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		171	153
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	444	556
Towd Point Mortgage Trust 4.391% due 10/27/2064 ~		$975	949
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	448	562
WaMu Mortgage Pass-Through Certificates Trust
4.060% due 02/25/2037 ~		$64	54
4.170% due 12/25/2046 •		52	46
4.781% due 06/25/2037 ~		28	24
5.013% due 11/25/2045 •		15	14
5.635% due 07/25/2047 •		122	100
5.705% due 10/25/2046 •		1,386	1,165
6.325% due 10/25/2046 •		16	15
Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 02/25/2047 •		565	506
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		330	279

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

7.099% due 07/25/2037 ~	11	10
Wells Fargo Mortgage-Backed Securities Trust 6.944% due 12/25/2036 ~	67	64

Total Non-Agency Mortgage-Backed Securities (Cost $22,183)		20,837

ASSET-BACKED SECURITIES 31.9%
AUTOMOBILE ABS OTHER 1.4%
AmeriCredit Automobile Receivables Trust 5.330% due 10/19/2026 •	61	61
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	800	796
4.640% due 01/15/2030	600	595
GLS Auto Receivables Issuer Trust 5.210% due 02/18/2031	500	502
Nissan Auto Lease Trust 5.008% due 06/15/2027 •	800	801
Westlake Automobile Receivables Trust 5.268% due 10/15/2026 •	108	107

		2,862

AUTOMOBILE SEQUENTIAL 8.3%
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	272	274
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	300	307
Bank of America Auto Trust 5.830% due 05/15/2026	75	75
CarMax Auto Owner Trust
4.890% due 07/16/2029	600	604
5.210% due 09/15/2027	700	703
5.300% due 03/15/2027	377	378
Carvana Auto Receivables Trust
5.620% due 01/10/2029	300	304
6.410% due 09/10/2027	95	95
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	58	58
6.090% due 10/15/2026	67	67
6.130% due 07/15/2026	86	86
Drive Auto Receivables Trust 5.830% due 12/15/2026	123	123
DT Auto Owner Trust 6.290% due 08/16/2027	166	166
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	65	65
Exeter Automobile Receivables Trust 5.600% due 05/17/2027	434	435
Fifth Third Auto Trust 5.800% due 11/16/2026	115	115
Flagship Credit Auto Trust 5.640% due 03/15/2028	1,368	1,375
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027	245	245
GLS Auto Select Receivables Trust 5.580% due 06/17/2030	1,340	1,355
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,000	998
5.120% due 02/16/2027	235	236
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	800	806
5.490% due 06/25/2027	300	302
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026	113	113
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	504
5.290% due 04/15/2027	391	393
Nissan Auto Lease Trust
4.920% due 11/15/2027	900	907
5.050% due 06/15/2027	800	805
Octane Receivables Trust 5.870% due 05/21/2029	225	226
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	600	607
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	189	189
5.380% due 11/25/2030	159	159
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	505
6.180% due 02/16/2027	100	101
SBNA Auto Lease Trust 5.390% due 11/20/2026	600	603

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Toyota Auto Receivables Owner Trust 4.880% due 03/15/2029	1,000	1,007
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	223	225
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	108	108
6.230% due 01/15/2027	415	417
World Omni Auto Receivables Trust 5.570% due 12/15/2026	274	274

		16,742

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	433	434
AREIT Trust 5.850% due 01/20/2037 •	498	497
LCCM Trust 5.712% due 12/13/2038 •	123	123
M360 Ltd. 5.971% due 11/22/2038 •	462	452

		1,506

CREDIT CARD BULLET 1.8%
American Express Credit Account Master Trust
4.650% due 07/15/2029	900	903
4.870% due 05/15/2028	400	402
BA Credit Card Trust
4.790% due 05/15/2028	400	402
4.980% due 11/15/2028	700	707
Master Credit Card Trust 5.450% due 01/21/2027 •	500	501
Synchrony Card Funding LLC 4.930% due 07/15/2030	800	806

		3,721

CREDIT CARD OTHER 0.6%
Chase Issuance Trust 4.720% due 01/15/2031	700	700
Trillium Credit Card Trust 5.232% due 08/26/2028 •	600	602

		1,302

HOME EQUITY OTHER 6.1%
ACE Securities Corp. Home Equity Loan Trust 4.573% due 10/25/2036 •	2	1
Argent Securities Trust 4.563% due 09/25/2036 •	301	97
Citigroup Mortgage Loan Trust
4.653% due 05/25/2037 •	854	556
4.753% due 12/25/2036 •	1,304	473
4.813% due 01/25/2037 •	1,446	1,034
Countrywide Asset-Backed Certificates Trust
4.853% due 02/25/2037 •	180	166
4.993% due 03/25/2036 •	281	246
5.053% due 06/25/2036 •	7	7
Fremont Home Loan Trust 5.113% due 01/25/2036 •	178	170
GSAA Home Equity Trust 4.693% due 06/25/2036 •	254	49
GSAMP Trust
4.553% due 12/25/2046 •	580	282
4.623% due 12/25/2036 •	1,201	588
Home Equity Mortgage Loan Asset-Backed Trust 4.663% due 04/25/2037 •	103	72
HSI Asset Securitization Corp. Trust
4.673% due 12/25/2036 •	3,523	965
4.813% due 04/25/2037 •	606	404
JP Morgan Mortgage Acquisition Trust 4.753% due 07/25/2036 •	245	104
Long Beach Mortgage Loan Trust
4.753% due 05/25/2036 •	211	111
4.993% due 05/25/2046 •	1,434	434
5.428% due 04/25/2035 •	164	163
MASTR Asset-Backed Securities Trust
4.773% due 10/25/2036 •	1,122	552
4.933% due 03/25/2036 •	161	95
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •	923	416
4.583% due 02/25/2037 •	1,170	512
4.588% due 11/25/2036 •	1,610	996
4.663% due 01/25/2037 •	843	380

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

4.733% due 08/25/2036 •		1,565	778
Morgan Stanley Dean Witter Capital, Inc. Trust 5.433% due 02/25/2033 •		69	69
Morgan Stanley Mortgage Loan Trust 4.793% due 11/25/2036 •		124	34
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.113% due 10/25/2036 •		620	136
NovaStar Mortgage Funding Trust 4.773% due 10/25/2036 •		849	388
Ownit Mortgage Loan Trust 5.353% due 10/25/2036 •		104	99
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,602	531
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •		445	174
Soundview Home Loan Trust
4.533% due 06/25/2037 •		211	140
4.973% due 02/25/2037 •		536	146
5.353% due 10/25/2037 •		1,181	938

			12,306

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •		139	38
Structured Asset Securities Corp. Mortgage Loan Trust 4.793% due 12/25/2036 •		24	23

			61

WHOLE LOAN COLLATERAL 0.4%
Securitized Asset-Backed Receivables LLC Trust
4.613% due 08/25/2036 •		933	299
5.413% due 01/25/2036 •		497	458

			757

OTHER ABS 12.5%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		500	502
5.946% due 07/15/2034 •		1,000	1,003
Albacore Euro CLO Ltd.
4.174% due 07/15/2035 •	EUR	1,000	1,035
4.288% due 10/18/2034 •		500	518
Arbour CLO DAC 4.320% due 11/15/2037 •		700	725
Ares CLO Ltd. 5.967% due 04/17/2033 •		$1,000	1,002
Ares European CLO DAC
4.128% due 10/21/2034 •	EUR	600	623
4.898% due 10/21/2034 •		500	519
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •		$500	501
BHG Securitization Trust
5.320% due 10/17/2035		9	9
5.930% due 10/17/2035		1,200	1,205
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •		1,000	1,010
Crown Point CLO Ltd. 5.847% due 10/20/2031 •		822	823
CVC Cordatus Loan Fund DAC 4.298% due 10/23/2034 •	EUR	466	483
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •		$1,000	1,002
DLLAA LLC 5.930% due 07/20/2026		230	231
Dryden Senior Loan Fund 5.806% due 07/15/2030 •		740	742
Henley CLO DAC 4.076% due 04/25/2034 •	EUR	500	517
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		$1,100	1,100
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		500	501
LCM Ltd. 5.897% due 07/20/2034 •		1,000	1,003
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		500	502
Marlette Funding Trust 5.950% due 11/15/2032		121	122
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		22	22
Northwoods Capital Ltd.
5.549% due 06/15/2031 •		472	473
5.766% due 11/13/2031 •		881	883

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		643	644
OZLM Ltd. 5.817% due 10/20/2031 •		748	750
Pagaya AI Debt Selection Trust 5.331% due 01/15/2032		1,258	1,262
Palmer Square European Loan Funding DAC 4.273% due 08/15/2033 •	EUR	462	479
Pikes Peak CLO
5.852% due 10/11/2034 •		$500	501
5.866% due 07/15/2034 •		500	501
Regatta Funding Ltd. 5.826% due 10/25/2031 •		835	836
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		500	502
SLM Student Loan Trust 3.486% due 10/25/2039 •	EUR	475	462
SMB Private Education Loan Trust 5.698% due 07/15/2053 •		$475	478
TCW CLO Ltd. 5.784% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		97	97
Tralee Clo Ltd. 5.846% due 10/25/2032 •		1,000	1,002
Upstart Securitization Trust 5.500% due 06/20/2032		176	175
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		44	43

			25,289

Total Asset-Backed Securities (Cost $67,941)			64,546

SOVEREIGN ISSUES 5.2%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	500,000	476
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	3,300	519
Colombian TES 6.000% due 04/28/2028	COP	2,540,100	507
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,200	130
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	6,090	246
3.000% due 12/03/2026 (f)		5,840	264
4.000% due 11/30/2028 (f)		501	23
4.000% due 08/24/2034 (f)		21,609	920
8.500% due 03/01/2029		9,500	433
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,700	900
6.150% due 08/12/2032		10,600	2,804
6.900% due 08/12/2037		1,000	266
6.950% due 08/12/2031		900	252
7.300% due 08/12/2033		1,300	365
7.600% due 08/12/2039		200	56
Poland Government International Bond 4.750% due 07/25/2029	PLN	2,200	516
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	221
8.000% due 01/31/2030		5,200	264
8.250% due 03/31/2032		2,600	128
8.500% due 01/31/2037		3,200	144
9.000% due 01/31/2040		13,700	619
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	7,900	221
50.485% (BISTREFI) due 05/20/2026 ~		100	3
50.485% (BISTREFI) due 05/17/2028 ~		8,100	226

Total Sovereign Issues (Cost $10,849)			10,503

		SHARES
COMMON STOCKS 13.2%
COMMUNICATION SERVICES 1.3%
Alphabet, Inc. 'A'		8,646	1,637
Comcast Corp. 'A'		19,212	721
Verizon Communications, Inc.		2,077	83

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Walt Disney Co.	2,077	231

		2,672

CONSUMER DISCRETIONARY 3.1%
Amazon.com, Inc. (b)	21,826	4,789
Home Depot, Inc.	2,077	808
McDonald's Corp.	2,077	602
NIKE, Inc. 'B'	2,077	157

		6,356

CONSUMER STAPLES 0.8%
Coca-Cola Co.	2,077	129
Procter & Gamble Co.	8,117	1,361
Walmart, Inc.	2,077	188

		1,678

ENERGY 0.2%
Chevron Corp.	2,077	301

FINANCIALS 1.7%
American Express Co.	2,077	617
Goldman Sachs Group, Inc.	2,077	1,189
JPMorgan Chase & Co.	2,077	498
Travelers Cos., Inc.	2,077	500
Visa, Inc. 'A'	2,077	656

		3,460

HEALTH CARE 1.5%
AbbVie, Inc.	4,694	834
Amgen, Inc.	2,077	541
Johnson & Johnson	2,077	300
Merck & Co., Inc.	2,077	207
UnitedHealth Group, Inc.	2,077	1,051

		2,933

INDUSTRIALS 0.9%
3M Co.	2,077	268
Boeing Co. (b)	2,077	368
Caterpillar, Inc.	2,077	753
Honeywell International, Inc.	2,077	469

		1,858

INFORMATION TECHNOLOGY 3.3%
Apple, Inc.	8,577	2,148
Cisco Systems, Inc.	2,077	123
International Business Machines Corp.	2,077	457
Microsoft Corp.	5,641	2,378
NVIDIA Corp.	7,158	961
Salesforce, Inc.	2,077	694

		6,761

MATERIALS 0.4%
Sherwin-Williams Co.	2,077	706

Total Common Stocks (Cost $26,361)		26,725

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc. 4.700% due 01/21/2025	$1,080	1,077
Avangrid, Inc. 4.720% due 01/07/2025	1,080	1,079
Cencora, Inc. 4.750% due 01/23/2025	1,020	1,017
Dell International LLC 4.730% due 01/07/2025	1,060	1,059
Edison International 4.830% due 01/15/2025	760	758
Hyundai Capital America 4.720% due 01/03/2025	680	680

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Keurig Dr Pepper, Inc. 4.700% due 01/10/2025		1,060	1,059

			6,729

REPURCHASE AGREEMENTS (g) 4.3%			8,800

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/09/2025 (d)(e)	HUF	79,000	199

U.S. TREASURY BILLS 1.0%
4.362% due 01/16/2025 - 03/27/2025 (c)(d)(j)		$2,014	1,998

Total Short-Term Instruments (Cost $17,728)			17,726

Total Investments in Securities (Cost $243,391)			238,123

		SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short Asset Portfolio		1,689,383	16,546
PIMCO Short-Term Floating NAV Portfolio III		2,111	20

Total Short-Term Instruments (Cost $16,421)			16,566

Total Investments in Affiliates (Cost $16,421)			16,566

Total Investments 125.8% (Cost $259,812)			$254,689
Financial Derivative Instruments (h)(i) 3.1%(Cost or Premiums, net $3,447)			6,181
Other Assets and Liabilities, net (28.9)%			(58,368)

Net Assets 100.0%			$202,502

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$8,800	U.S. Treasury Notes 4.250% due 06/30/2029	$(8,963)	$8,800	$8,802

Total Repurchase Agreements	$(8,963)	$8,800	$8,802

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$7,400	$(6,521)	$(6,545)

Total Short Sales (3.2)%	$(6,521)	$(6,545)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(117) at a weighted average interest rate of 4.665%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	1	$1	$(1)	$(2)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	1	1	0	0

Total Written Options	$(1)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index March Futures	03/2025	45	$5,062	$(306)	$5	$0
U.S. Treasury 5-Year Note March Futures	03/2025	215	22,856	(121)	0	(20)
U.S. Treasury 10-Year Note March Futures	03/2025	77	8,374	(71)	0	(17)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Ultra Treasury 10-Year Note March Futures	03/2025	13	1,447	(20)	0	(3)

$(518)	$5	$(40)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	36	$(8,609)	$1	$0	$0
E-Mini S&P 500 Index March Futures	03/2025	6	(1,781)	57	7	0
Euro-Bobl March Futures	03/2025	9	(1,099)	8	0	(2)
U.S. Treasury 2-Year Note March Futures	03/2025	32	(6,580)	(3)	0	0
U.S. Treasury Long-Term Bond March Futures	03/2025	2	(228)	5	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	2	(238)	8	1	0

$76	$9	$(2)

Total Futures Contracts	$(442)	$14	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.354%	$100	$1	$0	$1	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	200	1	1	2	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	$200	29	(1)	28	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	100	(1)	2	1	0	0

$30	$2	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$400	$29	$3	$32	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	8,700	193	4	197	2	0

$222	$7	$229	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,830	$157	$(227)	$(70)	$30	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$21,540	362	(149)	213	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	9,100	(23)	93	70	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,270	27	19	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,900	26	30	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	5,210	21	48	69	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,520	77	80	157	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	2,200	6	35	41	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,300	1,813	566	2,379	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5,100	333	113	446	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,030	9	25	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	4	4	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		70	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	305	248	13	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	91	118	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	342	452	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	22	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	328	412	6	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,247,000	0	16	16	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	7,340	96	6	102	19	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,695	22	16	38	8	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,200	(2)	(27)	(29)	0	(6)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	2	2	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	50	35	9	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	500,000	0	7	7	0	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,600	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	EUR	100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	9,000	0	3	3	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$900	24	5	29	0	0

							$3,089	$1,766	$4,855	$125	$(10)

Total Swap Agreements							$3,341	$1,775	$5,116	$127	$(10)

Cash of $4,598 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	49		$37	$1	$0
	01/2025		$288	NZD	488	0	(14)
BOA	01/2025	CNH	579		$80	1	0
	01/2025	GBP	75		95	1	0
	01/2025	KRW	134,795		96	5	0
	01/2025	SEK	1,050		96	1	0
	01/2025	SGD	67		50	1	0
	01/2025		$41	IDR	655,479	0	(1)
	01/2025		117	INR	9,939	0	(1)
	01/2025		105	JPY	16,032	0	(3)
	01/2025		74	KRW	104,396	0	(3)
	01/2025		122	ZAR	2,201	0	(5)
	03/2025	MXN	1,444		$70	2	0
BPS	01/2025	CNH	8,961		1,237	16	0
	01/2025	CZK	3,327		140	3	0
	01/2025	EUR	86		91	2	0
	01/2025	HUF	39,915		100	0	0
	01/2025	IDR	2,594,975		159	0	(2)
	01/2025	INR	19,965		233	0	0
	01/2025	KRW	373,016		267	15	0
	01/2025	MXN	9,385		465	15	0
	01/2025	PLN	461		112	1	0
	01/2025	SGD	57		42	1	0
	01/2025	TWD	18,329		577	20	0
	01/2025		$553	CNH	4,037	0	(3)
	01/2025		627	IDR	9,974,207	0	(12)
	01/2025		493	INR	41,729	0	(7)
	01/2025		268	KRW	397,360	2	0
	01/2025		516	PLN	2,103	0	(8)
	01/2025		288	TWD	9,340	0	(4)
	01/2025		1,447	ZAR	25,588	0	(92)
	02/2025	CNH	3,763		$519	6	0
	03/2025	ILS	182		51	1	0
	03/2025	KRW	396,334		268	0	(1)
	03/2025	MXN	2,405		117	3	0
	03/2025		$159	IDR	2,602,842	1	0
	03/2025		233	INR	20,069	0	0
	04/2025	TWD	9,286		$288	4	0
	05/2025	CNH	5,226		720	4	0
BRC	01/2025	CAD	4,275		3,037	61	0
	01/2025	CHF	88		100	3	0
	01/2025		$235	IDR	3,690,892	0	(7)
	01/2025		238	TRY	8,755	3	0
	02/2025	TRY	2,266		$60	0	(2)
	03/2025	ILS	685		192	4	0
	03/2025	TRY	10,036		260	0	(3)
	03/2025		$712	TRY	27,231	9	0
BSH	04/2025	PEN	6,709		$1,761	0	(20)
	05/2025		217		57	0	0
CBK	01/2025	AUD	65		42	2	0
	01/2025	CNH	1,195		165	2	0
	01/2025	IDR	3,160,474		196	0	0
	01/2025	INR	197,626		2,318	13	0
	01/2025	KRW	1,640,307		1,185	74	0
	01/2025	PEN	1,000		266	0	0
	01/2025	TWD	73,025		2,293	74	0
	01/2025		$359	IDR	5,695,957	0	(7)
	01/2025		2,522	INR	213,392	0	(34)
	01/2025		212	KRW	311,126	0	(1)
	02/2025	BRL	620		$107	8	0
	02/2025	PEN	1,353		362	2	0
	02/2025		$132	CNH	963	0	(1)
	03/2025	KRW	310,360		$212	1	0
	03/2025	MXN	1,409		69	2	0
	03/2025	PEN	617		162	0	(2)
	03/2025		$196	IDR	3,169,770	0	(1)
	03/2025		2,318	INR	198,512	0	(17)
	04/2025	PEN	540		$145	2	0
	05/2025		192		51	0	0
	08/2025		48		13	0	0
DUB	01/2025	KRW	1,590,380		1,140	63	0
	01/2025		$234	KRW	330,429	0	(10)
	01/2025		203	PLN	830	0	(2)
	02/2025	PEN	2,604		$695	3	0
	03/2025		2,558		672	0	(7)
	05/2025		266		70	0	(1)
FAR	01/2025	AUD	3,152		2,045	94	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	TWD	1,068	33	0	0
02/2025	CLP	479,914	492	10	0
03/2025	PEN	1,024	272	0	0
GLM	01/2025	INR	12,678	149	1	0
01/2025	KRW	598,728	436	30	0
01/2025	MXN	4,007	191	0	0
01/2025	TWD	16,832	524	12	0
01/2025	$639	IDR	10,138,860	0	(13)
01/2025	231	PLN	941	0	(4)
01/2025	155	TWD	5,033	0	(2)
02/2025	MXN	3,493	$172	5	0
04/2025	BRL	3,200	574	63	0
04/2025	DKK	2,400	355	20	0
04/2025	PEN	102	27	0	0
JPM	01/2025	CNH	8,269	1,143	16	0
01/2025	COP	2,384,024	534	0	(5)
01/2025	IDR	1,994,414	123	0	0
01/2025	TWD	15,085	466	7	0
01/2025	$2	HUF	663	0	0
01/2025	28	IDR	448,328	0	(1)
01/2025	409	INR	34,644	0	(5)
01/2025	88	JPY	13,207	0	(4)
01/2025	297	PLN	1,208	0	(4)
03/2025	16	IDR	259,951	0	0
04/2025	BRL	100	$18	2	0
MBC	01/2025	CHF	2,586	2,947	95	0
01/2025	CNH	1,277	176	1	0
01/2025	EUR	5,772	6,082	100	0
01/2025	INR	8,402	98	0	0
01/2025	KRW	2,034,216	1,463	86	0
01/2025	$290	CNH	2,118	0	(2)
01/2025	254	INR	21,502	0	(3)
01/2025	186	PLN	759	0	(2)
01/2025	437	TWD	14,230	0	(5)
03/2025	ILS	218	$61	1	0
03/2025	$98	INR	8,445	0	0
04/2025	TWD	14,149	$437	5	0
05/2025	CNH	3,329	459	3	0
MYI	01/2025	$159	IDR	2,507,733	0	(3)
01/2025	145	PLN	593	0	(2)
04/2025	DKK	2,700	$399	22	0
04/2025	$1,117	DKK	7,470	0	(74)
NGF	01/2025	446	IDR	7,099,381	0	(7)
RBC	03/2025	MXN	19,248	$940	28	0
RYL	01/2025	HUF	39,646	100	0	0
SCX	01/2025	CNH	4,102	568	9	0
01/2025	GBP	349	443	6	0
01/2025	SGD	20	15	0	0
01/2025	TWD	13,004	405	10	0
01/2025	$519	IDR	8,202,819	0	(12)
01/2025	795	INR	67,237	0	(11)
01/2025	54	KRW	79,104	0	0
01/2025	228	TWD	7,434	0	(2)
03/2025	KRW	78,904	$54	0	0
04/2025	TWD	7,397	228	2	0
05/2025	CNH	2,532	351	5	0
SOG	01/2025	$631	PLN	2,566	0	(11)
SSB	04/2025	PEN	139	$37	0	0
05/2025	544	143	0	(1)
TOR	01/2025	$168	JPY	25,320	0	(7)
UAG	01/2025	TWD	10,940	$343	10	0
01/2025	$258	PLN	1,048	0	(4)
04/2025	DKK	2,400	$354	19	0

Total Forward Foreign Currency Contracts	$1,094	$(455)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$59
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	7,400	6	0

Total Purchased Options	$110	$60

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	21,200	(38)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(33)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(2)

Total Written Options	$(115)	$(75)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,690	$(449)	$315	$0	$(134)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	2,700	570	(33)	537	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	2	0	(7)

$112	$284	$537	$(141)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	14	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$1,492	$0	$9	$9	$0
BPS	Pay	DJITR Index	33	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	3,515	0	18	18	0
Pay	DJITR Index	28	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	2,982	0	15	15	0
FAR	Pay	DJITR Index	14	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,491	0	7	7	0
Pay	DJITR Index	14	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,491	0	7	7	0
Pay	DJITR Index	32	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	3,408	0	17	17	0
MYI	Receive	ERAUSLT Index	9,271	4.870% (FEDL01 plus a specified spread)	Monthly	04/02/2025	70,660	0	(316)	0	(316)
Receive	ERAUSST Index	3,884	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	29,528	0	(52)	0	(52)
Receive	ERAUSST Index	12,904	4.730% (FEDL01 plus a specified spread)	Maturity	09/24/2025	91,368	0	5,225	5,225	0
RBC	Receive	ERAUSST Index	143	4.710% (FEDL01 plus a specified spread)	Monthly	01/08/2025	1,090	0	(5)	0	(5)

$0	$4,925	$5,298	$(373)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	4,694	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$834	$0	$4	$4	$0
Pay	Alphabet, Inc.	8,646	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,637	0	5	5	0
Pay	Apple, Inc.	6,500	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,628	0	7	7	0
Pay	Comcast Corp.	19,212	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	721	0	4	4	0
Pay	Microsoft Corp.	3,564	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,502	0	5	5	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	NVIDIA Corp.	5,081	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	682	0	3	3	0
Pay	Procter and Gamble,Co.	6,040	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,013	0	5	5	0
TOR	Pay	Amazon.com, Inc.	19,749	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	4,442	0	116	116	0

$0	$149	$149	$0

Total Swap Agreements	$112	$5,358	$5,984	$(514)

(j)

Securities with an aggregate market value of $2,638 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,026	$0	$9,026
Industrials	0	1,597	0	1,597
Utilities	0	2,285	0	2,285
U.S. Government Agencies	0	74,408	0	74,408
U.S. Treasury Obligations	0	10,470	0	10,470
Non-Agency Mortgage-Backed Securities	0	20,837	0	20,837
Asset-Backed Securities
Automobile ABS Other	0	2,862	0	2,862
Automobile Sequential	0	16,742	0	16,742
CMBS Other	0	1,506	0	1,506
Credit Card Bullet	0	3,721	0	3,721
Credit Card Other	0	1,302	0	1,302
Home Equity Other	0	12,306	0	12,306
Home Equity Sequential	0	61	0	61
Whole Loan Collateral	0	757	0	757
Other ABS	0	25,289	0	25,289
Sovereign Issues	0	10,503	0	10,503
Common Stocks
Communication Services	2,672	0	0	2,672
Consumer Discretionary	6,356	0	0	6,356
Consumer Staples	1,678	0	0	1,678
Energy	301	0	0	301
Financials	3,460	0	0	3,460
Health Care	2,933	0	0	2,933
Industrials	1,858	0	0	1,858
Information Technology	6,761	0	0	6,761
Materials	706	0	0	706
Short-Term Instruments
Commercial Paper	0	6,729	0	6,729
Repurchase Agreements	0	8,800	0	8,800
Hungary Treasury Bills	0	199	0	199
U.S. Treasury Bills	0	1,998	0	1,998

$26,725	$211,398	$0	$238,123
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,566	$0	$0	$16,566

Total Investments	$43,291	$211,398	$0	$254,689

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Government Agencies	$0	$(6,545)	$0	$(6,545)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	129	0	141
Over the counter	0	7,138	0	7,138

	$12	$7,267	$0	$7,279
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(50)	0	(54)
Over the counter	0	(910)	(134)	(1,044)

	$(4)	$(960)	$(134)	$(1,098)

Total Financial Derivative Instruments	$8	$6,307	$(134)	$6,181

Totals	$43,299	$211,160	$(134)	$254,325

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.3% ¤
CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 8.7%
Ally Financial, Inc. 5.800% due 05/01/2025		$200	$200
American Express Co. 5.284% due 07/26/2035 •		1,100	1,089
American Tower Corp. 3.800% due 08/15/2029		1,686	1,597
Athene Global Funding 5.620% due 05/08/2026		1,600	1,615
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		567	526
Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,386
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	802
5.933% due 09/15/2027 •		1,000	1,018
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		400	402
Bank of Nova Scotia 5.450% due 08/01/2029		1,600	1,630
Barclays PLC
4.837% due 09/10/2028 •		100	99
4.972% due 05/16/2029 •		800	793
5.690% due 03/12/2030 •		200	202
7.437% due 11/02/2033 •		600	660
Citibank NA
4.838% due 08/06/2029		1,100	1,096
5.488% due 12/04/2026		700	711
Credit Suisse AG AT1 Claim		2,612	327
Crown Castle, Inc. 4.900% due 09/01/2029		100	99
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	409
3.547% due 09/18/2031 •		$2,000	1,796
Discover Bank 4.650% due 09/13/2028		1,544	1,513
Equinix, Inc. 1.550% due 03/15/2028		700	631
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	618
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	383
4.542% due 08/01/2026		200	198
5.800% due 03/05/2027		600	606
5.800% due 03/08/2029		400	400
GLP Capital LP 5.625% due 09/15/2034		100	98
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,408
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		500	502
5.798% due 08/10/2026 •		600	604
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	410
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	527
2.999% due 03/10/2026 •		3,200	3,188
4.292% due 09/12/2026 •		400	398
Jackson National Life Global Funding 5.600% due 04/10/2026		1,200	1,210
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		400	384
1.578% due 04/22/2027 •		600	576
3.782% due 02/01/2028 •		200	196
5.040% due 01/23/2028 •		400	402
6.070% due 10/22/2027 •		600	614
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,652
Morgan Stanley
1.512% due 07/20/2027 •		1,200	1,141
2.188% due 04/28/2026 •		900	892
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	500	520
4.654% due 10/18/2030 •		$100	98
5.656% due 04/18/2030 •		100	102

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Nomura Holdings, Inc. 5.783% due 07/03/2034		200	202
Prologis LP 5.000% due 01/31/2035		300	292
Royal Bank of Canada 4.875% due 01/19/2027		1,400	1,406
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,542
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		300	297
UBS Group AG 4.751% due 05/12/2028 •		1,000	994
VICI Properties LP
5.125% due 11/15/2031		100	98
5.750% due 04/01/2034		100	101
Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,078
3.196% due 06/17/2027 •		$200	195
5.707% due 04/22/2028 •		100	102

			42,035

INDUSTRIALS 2.9%
Bacardi Ltd. 2.750% due 07/15/2026		100	97
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	192
6.500% due 11/21/2033		200	204
Boeing Co. 2.196% due 02/04/2026		100	97
Broadcom, Inc. 5.150% due 11/15/2031		400	403
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	658
DAE Funding LLC
2.625% due 03/20/2025		400	397
3.375% due 03/20/2028		500	468
Dell International LLC 4.900% due 10/01/2026		100	100
Hyundai Capital America 5.688% due 08/04/2025 •		1,600	1,606
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,100	1,063
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	196
MPLX LP 2.650% due 08/15/2030		800	700
Nakilat, Inc. 6.067% due 12/31/2033		696	727
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,479
4.345% due 09/17/2027		1,800	1,734
4.810% due 09/17/2030		800	753
Occidental Petroleum Corp. 5.550% due 10/01/2034		1,400	1,363
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		800	750
T-Mobile USA, Inc.
2.700% due 03/15/2032		300	254
3.375% due 04/15/2029		500	467
United Airlines Pass-Through Trust 5.450% due 08/15/2038		200	201

			13,909

UTILITIES 1.7%
Edison International 5.750% due 06/15/2027		542	551
Eversource Energy 5.850% due 04/15/2031		1,400	1,437
ONEOK, Inc. 5.050% due 11/01/2034		1,900	1,818
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	469
4.550% due 07/01/2030		800	775
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		900	902
Southern California Edison Co.
4.875% due 02/01/2027		600	602
5.150% due 06/01/2029		200	201

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,566

			8,321

Total Corporate Bonds & Notes (Cost $66,310)			64,265

U.S. GOVERNMENT AGENCIES 43.0%
Fannie Mae
1.167% due 03/25/2041 •(a)		1,157	92
2.017% due 03/25/2036 •(a)		339	23
4.202% due 10/01/2029 ~		2,500	2,443
4.300% due 12/01/2029		1,704	1,671
4.540% due 07/01/2030		600	594
4.705% due 09/01/2031 ~		4,900	4,862
4.720% due 10/01/2028		1,400	1,402
4.770% due 10/01/2028		900	903
4.860% due 08/01/2030		800	804
4.930% due 06/01/2029		1,100	1,112
5.300% due 11/01/2030		2,200	2,248
5.519% due 11/25/2054 •		2,182	2,173
7.827% due 12/25/2036 •		18	18
Freddie Mac
1.758% due 07/15/2036 •(a)		628	56
1.988% due 04/15/2036 •(a)		67	5
3.000% due 09/01/2032		1,353	1,293
4.000% due 01/01/2048 - 03/01/2049		1,016	943
Ginnie Mae
3.750% due 11/20/2044 •		221	224
6.473% due 04/20/2068 •		744	752
Ginnie Mae, TBA
4.500% due 02/01/2055		4,210	3,979
5.000% due 02/01/2055		7,180	6,963
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		238	234
3.500% due 06/01/2045 - 04/01/2048		6,785	6,082
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		10,900	9,260
4.000% due 02/01/2055		29,970	27,404
4.500% due 03/01/2055		10,600	9,964
5.000% due 01/01/2055		990	956
5.500% due 02/01/2055		23,500	23,174
6.000% due 02/01/2055		35,130	35,264
6.500% due 02/01/2055		61,950	63,182

Total U.S. Government Agencies (Cost $209,607)			208,080

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Bonds
4.625% due 05/15/2044		6,100	5,916
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032 (i)(k)		8,692	7,771
1.875% due 07/15/2034		19,214	18,624
2.125% due 04/15/2029		6,021	6,030

Total U.S. Treasury Obligations (Cost $39,925)			38,341

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
Adjustable Rate Mortgage Trust
5.691% due 01/25/2036 ~		896	682
5.798% due 09/25/2035 ~		7	6
AG Trust 6.413% due 07/15/2041 •		2,700	2,712
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		249	167
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	1,941	2,431
Banc of America Funding Trust
4.905% due 04/20/2047 •		$29	23
7.621% due 09/20/2034 ~		3	3
BCAP LLC Trust 5.250% due 04/26/2037		47	26
Bear Stearns Adjustable Rate Mortgage Trust
5.149% due 01/25/2035 ~		2	2
5.251% due 07/25/2034 ~		44	41
5.629% due 02/25/2034 ~		3	3
6.339% due 01/25/2033 ~		241	237
6.892% due 04/25/2033 ~		9	9
7.480% due 08/25/2033 ~		19	19
Bear Stearns ALT-A Trust
4.953% due 01/25/2036 •		40	37
5.515% due 05/25/2035 ~		12	11
BX Trust 5.146% due 04/15/2039 •		881	877
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,566	1,392

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

3.500% due 06/25/2062 ~		2,827	2,588
CIM Trust
5.000% due 05/25/2062 ~		1,694	1,678
6.639% due 12/25/2067 þ		546	552
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,517	2,519
Colony Mortgage Capital Ltd. 6.325% due 11/15/2038 •		3,200	3,062
Countrywide Alternative Loan Trust
4.813% due 05/25/2047 •		99	92
4.853% due 08/25/2037 •		92	58
5.093% due 11/25/2035 •		1,796	1,547
5.125% due 12/20/2035 •		363	334
5.500% due 11/25/2035		42	24
5.825% due 12/25/2035 •		53	46
6.250% due 08/25/2036		1,115	600
Countrywide Home Loan Mortgage Pass-Through Trust
4.937% due 09/25/2047 ~		1	1
5.113% due 02/25/2035 •		11	10
Credit Suisse First Boston Mortgage Securities Corp. 5.575% due 03/25/2032 ~		4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.000% due 01/25/2060 ~		2,014	1,759
Cross Mortgage Trust 6.615% due 03/25/2068 þ		1,380	1,394
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.203% due 10/25/2047 •		1,596	1,242
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		2,598	2,605
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	50	63
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		$1	1
HarborView Mortgage Loan Trust
4.701% due 07/19/2047 •		1,587	1,474
4.891% due 12/19/2036 •		457	348
IndyMac INDX Mortgage Loan Trust
4.933% due 07/25/2035 •		1	1
5.093% due 07/25/2045 •		30	23
JP Morgan Chase Commercial Mortgage Securities Trust 5.495% due 02/15/2035 •		658	654
JP Morgan Mortgage Trust 5.668% due 04/25/2037 ~		32	24
Legacy Mortgage Asset Trust 4.875% due 10/25/2068 þ		622	620
Lehman XS Trust
4.813% due 12/25/2036 •		637	605
4.953% due 08/25/2037 •		413	395
Luminent Mortgage Trust 4.376% due 04/25/2036 ~		2,606	1,739
MASTR Adjustable Rate Mortgages Trust
4.663% due 04/25/2046 •		3	2
5.491% due 10/25/2033 ~		323	276
Merrill Lynch Alternative Note Asset Trust 4.853% due 03/25/2037 •		3,857	928
Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •		65	62
6.420% due 05/25/2033 ~		20	20
Merrill Lynch Mortgage-Backed Securities Trust 4.297% due 04/25/2037 ~		7	6
MFA Trust
4.400% due 03/25/2068 þ		1,085	1,060
6.775% due 10/25/2058 þ		996	1,010
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		311	291
6.864% due 10/25/2063 þ		2,145	2,170
OBX Trust
5.949% due 02/25/2063 þ		1,096	1,100
6.113% due 03/25/2063 þ		791	795
6.567% due 06/25/2063 þ		797	806
7.045% due 09/25/2063 þ		2,119	2,150
PHH Alternative Mortgage Trust 4.773% due 02/25/2037 •		1,206	881
PRPM LLC 4.000% due 06/25/2053 þ		1,665	1,628
Residential Accredit Loans, Inc. Trust 4.793% due 01/25/2037 •		1,171	1,007
Sequoia Mortgage Trust
4.923% due 01/20/2047 ~		3	2
5.768% due 03/20/2035 •		2	2
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	496	623
Structured Adjustable Rate Mortgage Loan Trust 4.113% due 11/25/2035 ~		$353	324
Structured Asset Mortgage Investments Trust 5.181% due 02/19/2035 •		16	15

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		5	5
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	1,242	1,558
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		538	675
Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,082	1,022
6.193% due 03/25/2068 þ		1,085	1,091
6.476% due 06/25/2068 þ		870	878
7.070% due 10/25/2068 þ		1,410	1,435
WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~		2	2
3.752% due 04/25/2037 ~		6	5
4.170% due 12/25/2046 •		116	102
4.361% due 12/25/2036 ~		2	2
5.635% due 07/25/2047 •		274	224
5.705% due 10/25/2046 •		3,105	2,610
Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 02/25/2047 •		1,266	1,132
5.795% due 05/25/2046 •		3	2
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		738	624
7.099% due 07/25/2037 ~		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $63,608)			61,287

ASSET-BACKED SECURITIES 31.1%
AUTOMOBILE ABS OTHER 1.2%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		2,000	1,989
4.640% due 01/15/2030		1,600	1,586
GLS Auto Receivables Issuer Trust 5.080% due 01/16/2029		2,444	2,456

			6,031

AUTOMOBILE SEQUENTIAL 6.1%
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		1,206	1,212
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,329
6.120% due 04/20/2027		3,300	3,351
Bank of America Auto Trust 5.830% due 05/15/2026		374	375
Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	608
5.420% due 04/10/2028		967	972
6.410% due 09/10/2027		442	444
Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	302
5.430% due 10/15/2026		288	289
6.130% due 07/15/2026		230	230
CPS Auto Receivables Trust
4.910% due 06/15/2028		1,726	1,729
5.710% due 09/15/2027		252	253
Drive Auto Receivables Trust 5.830% due 12/15/2026		490	491
DT Auto Owner Trust 6.290% due 08/16/2027		781	783
Exeter Automobile Receivables Trust 5.530% due 10/15/2026		165	165
Fifth Third Auto Trust 5.800% due 11/16/2026		287	287
Ford Credit Auto Owner Trust 4.650% due 02/15/2028		600	601
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		769	774
GECU Auto Receivables Trust 5.950% due 03/15/2027		649	651
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		1,019	1,021
5.700% due 01/15/2027		285	285
6.040% due 03/15/2027		356	357
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,014
6.270% due 08/16/2027		1,051	1,056
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		900	905
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		600	596
5.440% due 01/25/2029		2,300	2,317
5.490% due 06/25/2027		300	302

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	1,400	1,411
5.290% due 04/15/2027	1,096	1,100
Octane Receivables Trust 5.870% due 05/21/2029	843	847
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	303	302
5.380% due 11/25/2030	476	476
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust 6.180% due 02/16/2027	447	447
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	320	321
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	491	495
Veros Auto Receivables Trust 7.120% due 11/15/2028	604	608
Westlake Automobile Receivables Trust 5.960% due 10/15/2026	538	539

		29,571

CMBS OTHER 3.2%
Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 05/15/2037 •	1,200	1,203
7.297% due 05/15/2037 •	1,200	1,205
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	1,030	1,019
MF1 Ltd. 6.116% due 02/19/2037 •	2,900	2,859
PFP Ltd. 6.671% due 08/19/2035 •	1,760	1,766
Ready Capital Mortgage Financing LLC 6.891% due 10/25/2039 •	1,943	1,957
Starwood Mortgage Trust 6.398% due 11/15/2038 •	4,500	4,455
VMC Finance LLC 6.500% due 02/18/2039 •	954	956

		15,420

CREDIT CARD BULLET 1.9%
American Express Credit Account Master Trust 4.870% due 05/15/2028	1,600	1,609
BA Credit Card Trust 4.790% due 05/15/2028	1,700	1,708
Master Credit Card Trust 5.450% due 01/21/2027 •	3,100	3,109
Synchrony Card Funding LLC 4.930% due 07/15/2030	2,500	2,518

		8,944

CREDIT CARD OTHER 0.6%
Chase Issuance Trust 4.720% due 01/15/2031	3,000	3,000

HOME EQUITY OTHER 6.8%
ABFC Trust 5.188% due 03/25/2035 •	1,140	1,070
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.398% due 07/25/2035 •	3,823	3,739
Argent Securities Trust
4.563% due 09/25/2036 •	676	217
4.933% due 06/25/2036 •	2,020	545
Carrington Mortgage Loan Trust 4.713% due 02/25/2037 •	2,672	2,502
Citigroup Mortgage Loan Trust
4.753% due 12/25/2036 •	2,920	1,059
4.773% due 09/25/2036 •	3,095	2,330
Countrywide Asset-Backed Certificates Trust
4.853% due 02/25/2037 •	367	339
4.953% due 01/25/2046 •	4,150	3,910
5.053% due 06/25/2036 •	16	16
Fremont Home Loan Trust 5.113% due 01/25/2036 •	327	312
GSAA Home Equity Trust 4.693% due 06/25/2036 •	570	109
GSAMP Trust 4.713% due 12/25/2046 •	1,605	825
Home Equity Mortgage Loan Asset-Backed Trust 4.663% due 04/25/2037 •	212	148
HSI Asset Securitization Corp. Trust 4.673% due 12/25/2036 •	7,891	2,162

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Trust 4.753% due 07/25/2036 •		549	234
Long Beach Mortgage Loan Trust 5.428% due 04/25/2035 •		367	364
MASTR Asset-Backed Securities Trust
4.773% due 10/25/2036 •		2,513	1,236
4.933% due 03/25/2036 •		359	213
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •		2,070	933
4.583% due 02/25/2037 •		1,947	1,679
4.733% due 08/25/2036 •		3,505	1,742
Morgan Stanley Home Equity Loan Trust 4.623% due 04/25/2037 •		2,071	1,063
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.113% due 10/25/2036 •		1,389	306
NovaStar Mortgage Funding Trust 4.773% due 10/25/2036 •		1,903	870
Ownit Mortgage Loan Trust 5.353% due 10/25/2036 •		234	222
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.328% due 10/25/2034 •		1,131	987
Residential Asset Mortgage Products Trust 5.128% due 11/25/2035 •		983	964
Securitized Asset-Backed Receivables LLC Trust 5.173% due 10/25/2035 •		2,650	2,247
Soundview Home Loan Trust
4.533% due 06/25/2037 •		474	313
4.973% due 02/25/2037 •		1,199	328

			32,984

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •		311	84

WHOLE LOAN COLLATERAL 0.8%
PRET LLC
4.744% due 07/25/2051 þ		552	549
4.843% due 09/25/2051 þ		1,753	1,744
4.868% due 07/25/2051 þ		606	606
7.021% due 02/25/2054 þ		733	737

			3,636

OTHER ABS 10.5%
ACHV ABS Trust 5.430% due 10/27/2031		1,361	1,364
Ares European CLO DAC 4.898% due 10/21/2034 •	EUR	900	935
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •		$2,800	2,829
Black Diamond CLO DAC 4.003% due 05/15/2032 •	EUR	1,462	1,515
Cairn CLO DAC 3.964% due 10/15/2031 •		807	835
Carlyle Euro CLO DAC
3.884% due 01/15/2031 •		1,160	1,201
3.913% due 08/15/2032 •		2,297	2,376
Carlyle Global Market Strategies CLO Ltd. 5.534% due 07/20/2034 •		$2,500	2,500
College Avenue Student Loans LLC 6.469% due 05/25/2055 •		2,753	2,817
CRB Securitization Trust 6.960% due 10/20/2033		600	606
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		289	289
Harvest CLO DAC 3.824% due 10/15/2031 •	EUR	849	879
KKR CLO Ltd. 5.868% due 07/15/2030 •		$236	237
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		448	437
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	997
3.859% due 10/15/2030 •		39	40
4.879% due 10/15/2032 •		2,300	2,386
Marlette Funding Trust 5.950% due 11/15/2032		$405	405
Nelnet Student Loan Trust
5.225% due 04/20/2062 •		1,068	1,063
6.640% due 02/20/2041		195	198
6.805% due 02/20/2041 •		195	195
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		849	851

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		3,311	3,322
7.128% due 06/16/2031		15	15
7.600% due 12/16/2030		162	162
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •	EUR	1,673	1,734
Reach ABS Trust 7.050% due 02/18/2031		$36	37
Rockford Tower Europe CLO DAC 4.058% due 01/24/2035 •	EUR	2,200	2,272
Segovia European CLO DAC 4.099% due 07/20/2032 •		1,954	2,020
SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,382	1,227
1.340% due 03/17/2053		690	638
2.850% due 11/16/2054		773	712
5.242% due 01/15/2053 •		1,469	1,451
6.148% due 11/15/2052 •		395	400
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		966	920
Theorem Funding Trust 7.600% due 04/15/2029		436	439
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,046	1,083
Toro European CLO DAC 4.104% due 01/12/2032 •		9,078	9,385
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		$155	150

			50,922

Total Asset-Backed Securities (Cost $161,588)			150,592

SOVEREIGN ISSUES 6.0%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,280,000	1,218
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	14,000	2,200
Colombian TES 6.000% due 04/28/2028	COP	6,220,500	1,241
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	8,300	338
Israel Government International Bond 1.750% due 08/31/2025	ILS	200	54
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	25,530	1,032
3.000% due 12/03/2026 (f)		20,023	907
4.000% due 11/30/2028 (f)		5,298	241
4.000% due 08/24/2034 (f)		53,813	2,292
8.000% due 11/07/2047		15,900	585
8.500% due 03/01/2029		9,700	442
Peru Government International Bond
5.400% due 08/12/2034	PEN	9,100	2,215
6.150% due 08/12/2032		28,100	7,432
6.900% due 08/12/2037		2,800	744
6.950% due 08/12/2031		1,400	393
7.300% due 08/12/2033		3,300	927
7.600% due 08/12/2039		500	140
Poland Government International Bond 4.750% due 07/25/2029	PLN	5,700	1,337
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	14,200	669
8.000% due 01/31/2030		15,400	782
8.250% due 03/31/2032		7,300	358
8.500% due 01/31/2037		9,600	432
9.000% due 01/31/2040		41,500	1,874
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	21,700	607
50.485% (BISTREFI) due 05/20/2026 ~		300	9
50.485% (BISTREFI) due 08/19/2026 ~		100	3
50.485% (BISTREFI) due 05/17/2028 ~		24,000	670

Total Sovereign Issues (Cost $30,326)			29,142

		SHARES
COMMON STOCKS 11.7%
COMMUNICATION SERVICES 0.9%
Alphabet, Inc. 'A'		12,073	2,285
Comcast Corp. 'A'		37,801	1,419
Verizon Communications, Inc.		4,970	199

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Walt Disney Co.	4,970	553

		4,456

CONSUMER DISCRETIONARY 2.8%
Amazon.com, Inc. (c)	43,825	9,615
Home Depot, Inc.	4,970	1,933
McDonald's Corp.	4,970	1,441
NIKE, Inc. 'B'	4,970	376

		13,365

CONSUMER STAPLES 0.7%
Coca-Cola Co.	4,970	310
Procter & Gamble Co.	16,853	2,825
Walmart, Inc.	4,970	449

		3,584

ENERGY 0.1%
Chevron Corp.	4,970	720

FINANCIALS 1.7%
American Express Co.	4,970	1,475
Goldman Sachs Group, Inc.	4,970	2,846
JPMorgan Chase & Co.	4,970	1,191
Travelers Cos., Inc.	4,970	1,197
Visa, Inc. 'A'	4,970	1,571

		8,280

HEALTH CARE 1.4%
AbbVie, Inc.	9,235	1,641
Amgen, Inc.	4,970	1,295
Johnson & Johnson	4,970	719
Merck & Co., Inc.	4,970	495
UnitedHealth Group, Inc.	4,970	2,514

		6,664

INDUSTRIALS 0.9%
3M Co.	4,970	641
Boeing Co. (c)	4,970	880
Caterpillar, Inc.	4,970	1,803
Honeywell International, Inc.	4,970	1,123

		4,447

INFORMATION TECHNOLOGY 2.8%
Apple, Inc.	17,759	4,447
Cisco Systems, Inc.	4,970	294
International Business Machines Corp.	4,970	1,093
Microsoft Corp.	9,947	4,193
NVIDIA Corp.	12,065	1,620
Salesforce, Inc.	4,970	1,662

		13,309

MATERIALS 0.4%
Sherwin-Williams Co.	4,970	1,689

Total Common Stocks (Cost $54,736)		56,514

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.6%
COMMERCIAL PAPER 0.7%
Jabil, Inc. 4.850% due 01/17/2025	$1,140	1,137

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Keurig Dr Pepper, Inc. 4.650% due 01/24/2025	2,410	2,403

		3,540

REPURCHASE AGREEMENTS (g) 12.5%		60,400

U.S. TREASURY BILLS 4.4%
4.410% due 01/23/2025 - 03/27/2025 (d)(e)(i)(k)	21,686	21,533

Total Short-Term Instruments (Cost $85,471)		85,473

Total Investments in Securities (Cost $711,571)		693,694

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	7,773	76

Total Short-Term Instruments (Cost $75)		76

Total Investments in Affiliates (Cost $75)		76

Total Investments 143.3% (Cost $711,646)		$693,770
Financial Derivative Instruments (h)(j) 1.6%(Cost or Premiums, net $9,250)		7,884
Other Assets and Liabilities, net (44.9)%		(217,536)

Net Assets 100.0%		$484,118

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$2,800	U.S. Treasury Notes 4.250% due 06/30/2029	$(2,852)	$2,800	$2,800
4.550	01/02/2025	01/03/2025	28,100	U.S. Treasury Notes 4.250% due 02/28/2029	(28,659)	28,100	28,100
4.650	12/31/2024	01/02/2025	26,300	U.S. Treasury Notes 4.250% due 02/28/2029	(26,823)	26,300	26,307
DEU	4.290	12/31/2024	01/02/2025	3,100	U.S. Treasury Bonds 4.750% due 11/15/2053	(3,179)	3,100	3,101
4.550	01/02/2025	01/03/2025	100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(102)	100	100

Total Repurchase Agreements	$(61,615)	$60,400	$60,408

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$21,800	$(19,211)	$(19,280)

Total Short Sales (4.1)%	$(19,211)	$(19,280)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2025	119	$35,318	$(1,033)	$0	$(143)
Euro STOXX 50 March Futures	03/2025	42	2,124	(46)	0	(14)
FTSE 100 Index March Futures	03/2025	6	614	(12)	0	(1)
Nikkei 225 Yen-denominated March Futures	03/2025	42	5,257	(15)	57	(93)
U.S. Treasury 5-Year Note March Futures	03/2025	155	16,477	(94)	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2025	327	35,561	(302)	0	(71)

$(1,502)	$57	$(336)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	107	$(25,588)	$2	$0	$(1)
U.S. Treasury Long-Term Bond March Futures	03/2025	5	(569)	13	1	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	62	(6,901)	104	19	0

$119	$20	$(1)

Total Futures Contracts	$(1,383)	$77	$(337)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$700	$12	$(5)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	200	(1)	4	3	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	100	1	0	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	300	2	0	2	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.354	300	0	7	7	0	0

$15	$6	$21	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$6,300	$461	$35	$496	$5	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	300	6	1	7	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	20,900	467	7	474	5	0

$934	$43	$977	$10	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	30,850	$452	$(650)	$(198)	$85	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	200	(1)	6	5	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$40,200	594	(197)	397	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	31,010	(62)	302	240	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	28,300	0	(69)	(69)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	36,000	200	424	624	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	21,800	278	508	786	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	3,500	(3)	42	39	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029	33,100	0	(274)	(274)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,150	48	52	100	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,300	409	608	1,017	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	18,750	184	367	551	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	6,600	19	103	122	7	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	1,152	4,376	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	2	5	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(24)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		400	(1)	(23)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		400	(1)	(22)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		300	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		400	(1)	(20)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		400	(1)	(19)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		600	(2)	(29)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		500	(2)	(23)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		500	(2)	(22)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		500	(2)	(24)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		500	(2)	(23)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		500	(2)	(25)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		300	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,000	(3)	(42)	(45)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		500	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		500	(2)	(10)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		23,500	(147)	792	645	35	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	257	335	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	3,889	6,467	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	139	348	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	499	666	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,130	84	536	620	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,502,700	0	40	40	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	12,390	161	12	173	32	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	1	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	1	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		9,250	77	52	129	27	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,900	(5)	(88)	(93)	0	(19)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,700	0	5	5	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	223	157	42	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,280,000	0	17	17	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	9,200	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	80	0	(6)	(6)	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	200	(1)	(13)	(14)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	200	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	200	(1)	(12)	(13)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	300	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	200	(1)	(7)	(8)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,400	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025	10,700	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	9,100	0	2	2	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	10,700	0	5	5	0	0
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	6,400	0	4	4	0	0

$8,441	$8,318	$16,759	$389	$(62)

Total Swap Agreements	$9,390	$8,367	$17,757	$399	$(62)

(i)

Securities with an aggregate market value of $3,040 and cash of $13,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	1,687	$1,255	$19	$0
01/2025	$1,070	NZD	1,816	0	(54)
BOA	01/2025	CAD	409	$292	7	0
01/2025	CNH	3,874	532	4	0
01/2025	JPY	1,858,643	12,190	366	0
01/2025	SGD	2,310	1,715	22	0
01/2025	$4,781	CNY	34,324	0	(25)
01/2025	73	IDR	1,160,879	0	(1)
01/2025	173	KRW	243,590	0	(8)
01/2025	331	ZAR	5,985	0	(14)
02/2025	HKD	73,797	$9,498	0	(9)
BPS	01/2025	BRL	28,619	5,091	459	0
01/2025	CAD	210	146	0	0
01/2025	CNH	52,634	7,261	88	0
01/2025	CZK	5,096	214	4	0
01/2025	IDR	7,167,911	439	0	(5)
01/2025	INR	105,996	1,236	0	0
01/2025	KRW	1,305,356	936	52	0
01/2025	MXN	9,483	470	16	0
01/2025	SGD	1,948	1,450	22	0
01/2025	TRY	2,712	75	0	(1)
01/2025	TWD	170,306	5,356	179	0
01/2025	$4,622	BRL	28,619	11	0
01/2025	2,958	CNH	21,593	0	(15)
01/2025	1,543	IDR	24,533,267	0	(29)
01/2025	2,232	INR	188,776	0	(31)
01/2025	881	KRW	1,306,713	5	0
01/2025	1,571	PLN	6,400	0	(23)
01/2025	7,222	TWD	234,029	0	(108)
01/2025	3,933	ZAR	69,566	0	(251)
02/2025	CNH	25,160	$3,473	42	0
03/2025	KRW	1,303,341	881	0	(4)
03/2025	MXN	6,346	309	9	0
03/2025	$439	IDR	7,189,641	3	0
03/2025	1,236	INR	106,544	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	04/2025	TWD	59,025		$1,830	27	0
	05/2025	CNH	29,574		4,075	26	0
BRC	01/2025	AUD	292		190	9	0
	01/2025	CAD	16,146		11,468	230	0
	01/2025	CHF	852		967	27	0
	01/2025	EUR	481		507	9	0
	01/2025	GBP	15,701		19,765	112	0
	01/2025	IDR	1,994,654		123	0	0
	01/2025	KRW	1,811,009		1,293	66	0
	01/2025	MYR	45,190		10,213	123	0
	01/2025	TRY	16,266		442	0	(10)
	01/2025		$672	AUD	1,047	0	(24)
	01/2025		381	CHF	333	0	(13)
	01/2025		720	IDR	11,298,453	0	(22)
	01/2025		893	JPY	133,500	0	(44)
	01/2025		361	KRW	510,602	0	(15)
	01/2025		696	TRY	25,538	8	0
	02/2025		622	THB	21,328	5	0
	02/2025		709	TRY	26,328	8	0
	03/2025	ILS	462		$130	2	0
	03/2025	TRY	29,710		771	0	(10)
	03/2025		$1,590	TRY	60,887	20	0
BSH	02/2025	PEN	2,585		$681	0	(6)
	03/2025	CLP	107,940		111	2	0
	04/2025	PEN	2,520		663	0	(5)
	05/2025		414		109	0	(1)
CBK	01/2025	BRL	15,470		2,576	72	0
	01/2025	CNH	808		111	1	0
	01/2025	IDR	11,744,373		731	4	0
	01/2025	INR	1,111,213		13,027	68	0
	01/2025	KRW	5,058,092		3,658	231	0
	01/2025	PEN	2,799		745	1	0
	01/2025	TWD	527,372		16,570	538	0
	01/2025		$2,498	BRL	15,470	6	0
	01/2025		324	CNH	2,347	0	(4)
	01/2025		964	IDR	15,286,002	0	(18)
	01/2025		11,587	INR	980,143	0	(156)
	01/2025		697	KRW	1,023,135	0	(4)
	01/2025		237	TWD	7,723	0	(2)
	02/2025	BRL	1,757		$304	21	0
	02/2025	PEN	4,287		1,146	8	0
	02/2025		$305	PHP	17,704	0	(1)
	03/2025	KRW	1,020,614		$697	5	0
	03/2025	PEN	1,635		430	0	(4)
	03/2025		$541	IDR	8,755,623	0	(3)
	03/2025		12,125	INR	1,038,516	0	(86)
	04/2025	PEN	3,327		$875	0	(8)
	05/2025		367		97	0	0
	08/2025		92		24	0	0
	09/2025	ILS	199		53	0	(2)
DUB	01/2025	IDR	6,290,856		396	7	0
	01/2025	KRW	5,346,170		3,834	212	0
	01/2025	PLN	1,127		275	2	0
	01/2025	TWD	172,563		5,469	223	0
	01/2025		$608	KRW	859,132	0	(26)
	01/2025		625	PLN	2,556	0	(6)
	02/2025	PEN	7,712		$2,059	9	0
	02/2025	THB	342,727		10,207	125	0
	03/2025	PEN	6,556		1,723	0	(18)
	05/2025		705		185	0	(2)
FAR	01/2025	AUD	29,677		19,258	889	0
	01/2025	BRL	45,586		7,362	0	(17)
	01/2025	TWD	6,895		213	3	0
	01/2025		$7,409	BRL	45,586	0	(30)
	02/2025	BRL	45,826		$7,409	35	0
	02/2025	CLP	1,228,579		1,261	26	0
	02/2025	PHP	8,226		141	0	0
	03/2025	PEN	2,194		583	1	0
GLM	01/2025	BRL	1,347		221	3	0
	01/2025	KRW	1,963,924		1,429	98	0
	01/2025	MXN	10,018		479	0	0
	01/2025	TWD	108,642		3,383	80	0
	01/2025		$218	BRL	1,347	1	0
	01/2025		1,125	IDR	17,807,597	0	(25)
	01/2025		861	KRW	1,269,699	0	(1)
	01/2025		410	MYR	1,836	0	0
	01/2025		703	PLN	2,863	0	(11)
	02/2025	MXN	7,820		$384	12	0
	03/2025	CLP	339,118		347	6	0
	04/2025	BRL	13,700		2,460	276	0
	04/2025	DKK	10,400		1,537	86	0
	04/2025	PEN	102		27	0	0
IND	01/2025		$3,325	DKK	23,521	0	(56)
JPM	01/2025	CNH	43,099		$5,958	84	0
	01/2025	COP	5,838,281		1,308	0	(12)
	01/2025	IDR	715,814		44	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	JPY	1,531,151	10,224	484	0
01/2025	SGD	54	40	1	0
01/2025	TWD	97,361	3,006	46	0
01/2025	$172	HUF	67,140	0	(3)
01/2025	78	IDR	1,238,367	0	(2)
01/2025	4,891	INR	414,440	0	(58)
01/2025	646	PLN	2,632	0	(9)
02/2025	THB	98,088	$2,899	13	0
02/2025	$220	PHP	12,893	0	0
03/2025	44	IDR	718,050	0	0
04/2025	BRL	300	$53	6	0
MBC	01/2025	AUD	213	133	1	0
01/2025	CHF	33,914	38,649	1,242	0
01/2025	CNH	10,995	1,513	14	0
01/2025	EUR	57,366	60,443	992	0
01/2025	GBP	898	1,142	17	0
01/2025	INR	44,604	521	0	0
01/2025	JPY	160,100	1,072	54	0
01/2025	KRW	6,568,495	4,728	279	0
01/2025	SGD	18	14	0	0
01/2025	$492	CHF	433	0	(14)
01/2025	1,553	CNH	11,333	0	(8)
01/2025	527	EUR	500	0	(9)
01/2025	1,270	INR	107,408	0	(17)
01/2025	326	PLN	1,331	0	(4)
01/2025	2,355	SEK	25,641	0	(36)
01/2025	2,851	TWD	92,768	0	(31)
02/2025	HKD	64,354	$8,286	0	(5)
03/2025	ILS	147	41	1	0
03/2025	$521	INR	44,836	0	(1)
04/2025	TWD	92,239	$2,851	33	0
05/2025	CNH	19,438	2,680	19	0
MYI	01/2025	$1,121	DKK	7,925	0	(19)
01/2025	438	IDR	6,926,916	0	(9)
01/2025	255	PLN	1,039	0	(4)
04/2025	DKK	11,400	$1,683	92	0
04/2025	$4,741	DKK	31,720	0	(313)
NGF	01/2025	1,077	IDR	17,156,965	0	(17)
RBC	03/2025	MXN	59,794	$2,920	88	0
RYL	01/2025	INR	25,299	298	3	0
01/2025	$478	TWD	15,437	0	(9)
SCX	01/2025	CHF	53	$61	2	0
01/2025	CNH	21,381	2,959	45	0
01/2025	SGD	673	501	7	0
01/2025	TWD	57,237	1,787	47	0
01/2025	$537	GBP	428	0	(1)
01/2025	1,333	IDR	21,070,653	0	(32)
01/2025	3,714	INR	314,144	0	(51)
01/2025	177	KRW	260,129	0	(1)
01/2025	4,178	TWD	136,815	0	(19)
03/2025	KRW	259,473	$177	1	0
04/2025	PEN	2,438	641	0	(6)
04/2025	TWD	48,854	1,505	13	0
05/2025	CNH	16,932	2,349	31	0
SOG	01/2025	$1,371	PLN	5,576	0	(21)
SSB	01/2025	MXN	988	$50	3	0
04/2025	PEN	6,927	1,823	0	(15)
05/2025	1,414	373	0	(2)
TOR	01/2025	JPY	2,935,405	19,511	837	0
02/2025	MXN	3,959	194	5	0
UAG	01/2025	JPY	1,794,138	12,018	604	0
01/2025	SGD	142	106	2	0
01/2025	$44	NOK	489	0	(1)
01/2025	794	PLN	3,228	0	(13)
04/2025	DKK	10,200	$1,505	81	0

Total Forward Foreign Currency Contracts	$10,178	$(1,952)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	54,400	$262	$153
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	10,000	3	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	31,900	28	0

Total Purchased Options	$293	$154

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	200	(1)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	300	(1)	(6)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	54,400	(97)	(47)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	54,400	(161)	(85)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	300	(1)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	400	(1)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	800	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	200	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	200	0	(3)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	500	(1)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	500	(1)	(4)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	200	(1)	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	200	(1)	(3)

Total Written Options	$(292)	$(188)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$100	$0	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,112	$(564)	$397	$0	$(167)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,713	(1,014)	721	0	(293)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	6,800	1,437	(85)	1,352	0

$(141)	$1,033	$1,352	$(460)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	46	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$4,903	$0	$28	$28	$0
Pay	S&P 500 Total Return Index	2,866	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	37,005	0	164	164	0
BPS	Pay	DJITR Index	46	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	4,900	0	25	25	0
Pay	DJITR Index	95	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	10,119	0	50	50	0
Pay	NDUEEGF Index	6,351	4.850% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,645	0	15	15	0
BRC	Pay	NDUEEGF Index	503	4.430% (FEDL01 plus a specified spread)	Monthly	03/05/2025	289	0	1	1	0
Receive	RALVEIET Index	841,853	5.630% (FEDL01 plus a specified spread)	Monthly	10/15/2025	133,265	0	(639)	0	(639)
CBK	Receive	RALVEIIT Index	367,963	4.750% (FEDL01 plus a specified spread)	Monthly	02/05/2025	105,377	0	(452)	0	(452)
Pay	NDDUWXUS Index	4,019	4.470% (FEDL01 plus a specified spread)	Monthly	04/16/2025	33,114	0	131	131	0
Pay	NDDUWXUS Index	300	4.680% (FEDL01 plus a specified spread)	Monthly	05/21/2025	2,472	0	10	10	0
Receive	RALVEIIT Index	12,187	5.110% (FEDL01 plus a specified spread)	Monthly	07/09/2025	3,490	0	0	0	0
FAR	Pay	DJITR Index	46	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	4,900	0	24	24	0
Pay	DJITR Index	46	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	4,900	0	24	24	0
Pay	DJITR Index	44	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	4,687	0	23	23	0
GST	Pay	S&P 500 Total Return Index	1,365	4.840% (FEDL01 plus a specified spread)	Monthly	02/05/2025	17,625	0	75	75	0
Pay	S&P 500 Total Return Index	177	4.870% (FEDL01 plus a specified spread)	Monthly	03/05/2025	2,285	0	10	10	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Pay	S&P 500 Total Return Index	724	4.900% (FEDL01 plus a specified spread)	Monthly	03/12/2025	9,348	0	37	37	0
JPM	Pay	NDDUWXUS Index	12,634	4.410% (FEDL01 plus a specified spread)	Monthly	03/05/2025	104,095	0	406	406	0
	Pay	NDDUWXUS Index	600	4.730% (FEDL01 plus a specified spread)	Monthly	04/16/2025	4,944	0	21	21	0
	Receive	RALVEIET Index	74,722	5.530% (FEDL01 plus a specified spread)	Monthly	04/16/2025	11,828	0	(56)	0	(56)
	Receive	RALVEIIT Index	13,245	5.950% (FEDL01 plus a specified spread)	Monthly	05/21/2025	2,495	0	(13)	0	(13)
	Pay	S&P 500 Total Return Index	3,735	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	48,226	0	216	216	0
MBC	Pay	NDUEEGF Index	91,837	4.570% (FEDL01 plus a specified spread)	Monthly	01/08/2025	52,704	0	208	208	0
	Receive	RALVEIIT Index	11,370	5.300% (FEDL01 plus a specified spread)	Monthly	02/19/2025	2,142	0	(10)	0	(10)
	Receive	RALVEIIT Index	522,950	5.280% (FEDL01 plus a specified spread)	Monthly	10/15/2025	98,508	0	(460)	0	(460)
MYI	Receive	RALVEIIT Index	8,204	5.060% (FEDL01 plus a specified spread)	Monthly	01/08/2025	1,545	0	(7)	0	(7)
	Receive	RALVEIET Index	65,180	5.000% (FEDL01 plus a specified spread)	Monthly	02/05/2025	12,278	0	(54)	0	(54)
	Receive	RALVEIIT Index	917,979	5.050% (FEDL01 plus a specified spread)	Monthly	02/05/2025	172,920	0	(773)	0	(773)
	Pay	S&P 500 Total Return Index	259	5.140% (FEDL01 plus a specified spread)	Monthly	03/05/2025	3,358	0	29	29	0
	Receive	RALVEIIT Index	606,163	4.790% (FEDL01 plus a specified spread)	Monthly	04/02/2025	173,593	0	(751)	0	(751)
	Receive	RALVEIUT Index	24,751	4.940% (FEDL01 plus a specified spread)	Monthly	07/09/2025	7,088	0	(31)	0	(31)
	Receive	RALVEIUT Index	3,658	4.980% (FEDL01 plus a specified spread)	Monthly	07/09/2025	1,047	0	(5)	0	(5)
SOG	Pay	S&P 500 Total Return Index	2,062	5.035% (FEDL01 plus a specified spread)	Monthly	07/09/2025	26,624	0	118	118	0
UAG	Pay	NDUEEGF Index	27,103	4.510% (FEDL01 plus a specified spread)	Monthly	01/08/2025	15,554	0	72	72	0

								$0	$(1,564)	$1,687	$(3,251)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	9,235	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$1,641	$0	$8	$8	$0
	Pay	Alphabet, Inc.	12,073	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	2,285	0	8	8	0
	Pay	Apple, Inc.	12,789	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	3,203	0	14	14	0
	Pay	Comcast Corp.	37,801	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,419	0	8	8	0
	Pay	Microsoft Corp.	4,977	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	2,098	0	6	6	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	NVIDIA Corp.	7,095	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	953	0	5	5	0
Pay	Procter and Gamble,Co.	11,883	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,992	0	10	10	0
TOR	Pay	Amazon.com, Inc.	38,855	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,739	0	227	227	0

$0	$286	$286	$0

Total Swap Agreements	$(141)	$(244)	$3,326	$(3,711)

(k)

Securities with an aggregate market value of $23,179 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,035	$0	$42,035
Industrials	0	13,909	0	13,909
Utilities	0	8,321	0	8,321
U.S. Government Agencies	0	208,080	0	208,080
U.S. Treasury Obligations	0	38,341	0	38,341
Non-Agency Mortgage-Backed Securities	0	61,287	0	61,287
Asset-Backed Securities
Automobile ABS Other	0	6,031	0	6,031
Automobile Sequential	0	29,571	0	29,571
CMBS Other	0	15,420	0	15,420
Credit Card Bullet	0	8,944	0	8,944
Credit Card Other	0	3,000	0	3,000
Home Equity Other	0	32,984	0	32,984
Home Equity Sequential	0	84	0	84
Whole Loan Collateral	0	3,636	0	3,636
Other ABS	0	50,922	0	50,922
Sovereign Issues	0	29,142	0	29,142
Common Stocks
Communication Services	4,456	0	0	4,456
Consumer Discretionary	13,365	0	0	13,365
Consumer Staples	3,584	0	0	3,584
Energy	720	0	0	720
Financials	8,280	0	0	8,280
Health Care	6,664	0	0	6,664
Industrials	4,447	0	0	4,447
Information Technology	13,309	0	0	13,309
Materials	1,689	0	0	1,689
Short-Term Instruments
Commercial Paper	0	3,540	0	3,540
Repurchase Agreements	0	60,400	0	60,400
U.S. Treasury Bills	0	21,533	0	21,533

$56,514	$637,180	$0	$693,694
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76	$0	$0	$76

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Total Investments	$56,590	$637,180	$0	$693,770

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,280)	$0	$(19,280)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	57	419	0	476
Over the counter	0	13,658	0	13,658

	$57	$14,077	$0	$14,134
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(251)	(148)	0	(399)
Over the counter	0	(5,391)	(460)	(5,851)

	$(251)	$(5,539)	$(460)	$(6,250)

Total Financial Derivative Instruments	$(194)	$8,538	$(460)	$7,884

Totals	$56,396	$625,438	$(460)	$682,374

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Real Return Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
Armor RE Ltd. 12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		$1,050	$1,050
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	133
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	341	39
1.000% due 10/01/2050		15,966	1,773
1.500% due 10/01/2053		97,807	10,966
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	700	726
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	13	1
1.500% due 10/01/2053		19,295	2,037
2.000% due 10/01/2053		8,890	1,055
2.500% due 10/01/2047		3	0
Nykredit Realkredit AS
1.000% due 10/01/2053		33	4
1.500% due 10/01/2053		2,491	249
2.500% due 10/01/2047		19	3
Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,461	2,132
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	593
1.000% due 06/24/2027 •		500	504
2.125% due 11/15/2029 •	GBP	100	112
2.875% due 04/02/2032 •	EUR	100	101
4.205% (EUR003M + 1.000%) due 01/16/2026 ~		1,240	1,285
7.000% due 09/30/2027 •	GBP	300	387
7.750% due 03/01/2029 •	EUR	1,000	1,181

			24,333

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$1,900	1,858

Total Corporate Bonds & Notes (Cost $33,409)			26,191

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
4.525% due 02/01/2032 •		3	3
4.577% due 02/01/2034 •		4	4
4.750% due 07/25/2037 •		93	91
4.818% due 03/25/2036 •		40	39
4.840% due 11/01/2033 •		12	12
4.893% due 10/01/2033 •		2	2
4.909% due 12/25/2036 •		29	28
5.033% due 07/25/2037 - 05/25/2042 •		62	62
5.123% due 05/25/2036 •		17	17
5.128% due 02/25/2037 •		88	87
5.185% due 12/01/2036 •		3	3
5.841% due 09/01/2034 •		2	2
6.127% due 06/01/2043 •		8	8
6.128% due 09/01/2044 - 10/01/2044 •		229	232
6.172% due 04/01/2033 •		48	49
6.390% due 04/01/2032 •		3	3
6.500% due 06/25/2028		3	3
6.706% due 05/25/2035 ~		3	3
7.140% due 04/01/2027 •		1	1
Freddie Mac
2.920% due 01/25/2026		918	911
4.713% due 08/25/2031 •		49	51
4.963% due 09/25/2031 •		100	99
5.062% due 01/15/2047 •		2,249	2,197
5.112% due 06/15/2047 •		121	119
6.025% due 02/25/2045 •		242	233
6.225% due 07/25/2044 •		45	44

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.464% due 01/01/2034 •	116	119
6.500% due 01/25/2028	1	1
6.901% due 10/01/2036 •	8	8
6.916% due 01/01/2034 •	32	32
7.000% due 10/15/2030	6	6
7.065% due 06/01/2033 •	26	26
7.253% due 09/01/2036 •	9	9
7.340% due 07/01/2036 •	28	28
Ginnie Mae
3.750% due 12/20/2035 •	128	129
4.625% due 07/20/2035 •	5	5
5.055% due 01/20/2072 •	436	434
5.405% due 08/20/2072 •	421	421
5.461% due 08/20/2068 •	8,638	8,615
5.466% due 08/20/2066 •	5	5
5.505% due 08/20/2072 - 07/20/2073 •	20,027	20,202
5.520% due 01/20/2060 •	2,300	2,307
5.705% due 05/20/2073 •	2,093	2,138
5.765% due 11/20/2072 •	4,440	4,533
5.766% due 08/20/2069 •	1,101	1,108
Ginnie Mae, TBA 3.500% due 01/01/2055 - 02/01/2055	307,500	274,931
Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	29,408	27,284
4.500% due 07/01/2052 - 10/01/2052	3,698	3,487
Uniform Mortgage-Backed Security, TBA
4.000% due 03/01/2055	135,130	123,560
4.500% due 01/01/2055 - 03/01/2055	380,200	357,392
5.500% due 02/01/2055	64,300	63,408
6.000% due 02/01/2055	189,600	190,326
6.500% due 02/01/2055	63,600	64,865

Total U.S. Government Agencies (Cost $1,154,296)		1,149,682

U.S. TREASURY OBLIGATIONS 85.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026 (j)(l)	84,476	82,463
0.125% due 07/15/2026 (h)	268,274	262,047
0.125% due 10/15/2026	164,846	160,293
0.125% due 04/15/2027	65,962	63,236
0.125% due 01/15/2030	191,153	173,672
0.125% due 07/15/2030	363,912	328,120
0.125% due 01/15/2031	322,940	286,724
0.125% due 07/15/2031	241,417	212,596
0.125% due 01/15/2032	137,390	119,146
0.125% due 02/15/2051	60,993	33,608
0.125% due 02/15/2052 (l)	55,450	30,123
0.250% due 07/15/2029	331,385	307,012
0.250% due 02/15/2050	101,503	59,262
0.375% due 01/15/2027	452	439
0.375% due 07/15/2027	54,250	52,364
0.500% due 01/15/2028 (j)	311,320	297,680
0.625% due 07/15/2032	374,713	335,042
0.625% due 02/15/2043	78,559	57,600
0.750% due 07/15/2028	250,782	240,932
0.750% due 02/15/2042	151,816	116,420
0.750% due 02/15/2045	163,139	118,321
0.875% due 01/15/2029	79,600	76,019
0.875% due 02/15/2047	185,058	134,004
1.000% due 02/15/2046	209,514	157,953
1.000% due 02/15/2048	64,759	47,720
1.000% due 02/15/2049	44,483	32,448
1.125% due 01/15/2033	95,693	88,055
1.250% due 04/15/2028	89,664	87,380
1.375% due 07/15/2033	317,631	297,259
1.375% due 02/15/2044	264,927	220,633
1.500% due 02/15/2053 (l)	13,380	10,727
1.625% due 10/15/2027 (j)	71,929	71,511
1.625% due 10/15/2029	85,372	83,965
1.750% due 01/15/2028	287,880	285,843
1.750% due 01/15/2034	64,798	62,141
1.875% due 07/15/2034 (h)	263,489	255,386
2.125% due 04/15/2029	98,483	98,630
2.125% due 02/15/2040	84,794	81,879
2.125% due 02/15/2041	66,412	64,296
2.125% due 02/15/2054	61,815	57,270
2.375% due 01/15/2027 (j)	2,702	2,729
2.375% due 10/15/2028	27,517	27,950
2.500% due 01/15/2029 (j)	102,442	104,269
3.375% due 04/15/2032 (l)	13,871	15,020
3.625% due 04/15/2028	290,929	305,418
3.875% due 04/15/2029	274,772	294,797

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $7,027,055)		6,300,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
5.544% due 10/25/2035 ~	80	75
7.227% due 08/25/2035 ~	56	55
Alliance Bancorp Trust 4.933% due 07/25/2037 •	2,981	2,550
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •	209	176
4.912% due 10/25/2046 •	4,094	2,179
Banc of America Funding Trust
4.473% due 01/20/2047 ~	2,315	1,962
5.100% due 01/20/2047 ~	69	58
6.253% due 10/25/2036 þ	76	65
6.337% due 01/25/2037 þ	74	68
6.388% due 04/25/2037 þ	60	50
Banc of America Mortgage Trust
5.761% due 11/25/2035 ~	194	170
6.377% due 07/25/2035 ~	93	88
BCAP LLC Trust
4.620% due 04/26/2036 ~	1,054	918
4.793% due 01/25/2037 •	681	616
Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 05/25/2047 ~	345	307
4.765% due 02/25/2036 ~	65	59
4.770% due 07/25/2036 ~	437	374
5.162% due 11/25/2030 ~	23	23
5.629% due 02/25/2034 ~	195	180
5.957% due 01/25/2034 ~	67	64
6.363% due 11/25/2034 ~	19	18
6.639% due 10/25/2035 ~	145	142
6.944% due 01/25/2034 ~	215	214
Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~	315	211
4.411% due 09/25/2047 ~	2,637	1,288
4.692% due 11/25/2036 ~	500	290
4.849% due 08/25/2036 ~	196	126
5.151% due 09/25/2035 ~	34	20
5.515% due 05/25/2035 ~	12	12
Beast Mortgage Trust 5.698% due 02/15/2037 •	3,200	2,844
Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~	38	34
5.864% due 02/25/2037 ~	24	24
6.620% due 02/25/2037 ~	8	8
ChaseFlex Trust 4.953% due 06/25/2035 •	171	72
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.633% due 07/25/2036 •	121	111
CIM Trust 5.683% due 02/25/2049 •	87	85
Citigroup Global Markets Mortgage Securities 6.500% due 09/25/2033	92	49
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~	111	101
5.635% due 07/25/2046 ~	324	301
6.231% due 03/25/2034 ~	32	29
6.830% due 09/25/2035 •	12	12
7.410% due 05/25/2035 •	29	28
Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •	39	31
4.674% due 02/25/2037 ~	970	844
4.680% due 12/20/2046 •	2,184	1,866
4.695% due 07/20/2046 •	1,888	1,560
4.905% due 03/20/2046 •	91	77
5.000% due 07/25/2035	73	41
5.125% due 11/20/2035 •	183	174
5.153% due 10/25/2035 •	63	42
5.500% due 11/25/2035	14	11
5.750% due 05/25/2036	947	342
5.825% due 12/25/2035 •	352	297
6.000% due 01/25/2037	2,857	1,455
6.000% due 02/25/2037	59	25
6.000% due 04/25/2037	1,108	919
6.500% due 08/25/2032	18	18
Countrywide Home Loan Mortgage Pass-Through Trust
4.400% due 03/25/2037 ~	74	63
4.409% due 02/25/2047 ~	90	77
4.828% due 11/25/2037 ~	868	806
4.850% due 04/25/2035 ~	32	27
5.033% due 04/25/2035 •	165	155
5.093% due 03/25/2035 •	4	4
5.165% due 11/25/2034 ~	4	4
5.258% due 10/20/2035 ~	7,701	7,217

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 11/25/2035		70	37
5.500% due 04/25/2038		62	62
6.000% due 04/25/2036		1,119	537
6.000% due 03/25/2037		3,353	1,454
7.374% due 01/20/2035 ~		16	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.841% due 10/25/2066 ~		6,967	6,225
6.079% due 04/25/2037 þ		343	92
First Horizon Alternative Mortgage Securities Trust
5.678% due 09/25/2034 ~		22	22
6.000% due 02/25/2037		647	247
6.250% due 08/25/2037		143	54
6.288% due 06/25/2034 ~		123	121
First Horizon Mortgage Pass-Through Trust 6.743% due 08/25/2035 ~		198	143
GreenPoint Mortgage Funding Trust 4.893% due 06/25/2045 •		177	160
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	69	70
GSR Mortgage Loan Trust
4.354% due 04/25/2035 ~		$19	18
4.648% due 11/25/2035 ~		11	9
4.769% due 11/25/2035 ~		183	152
5.046% due 11/25/2035 ~		57	55
5.516% due 07/25/2035 ~		58	54
HarborView Mortgage Loan Trust
4.861% due 09/19/2037 •		116	98
4.890% due 01/19/2036 •		905	548
4.921% due 05/19/2035 •		3	3
4.961% due 03/19/2036 •		333	297
5.101% due 11/19/2035 •		216	141
5.101% due 08/19/2045 •		61	57
5.165% due 06/20/2035 •		120	112
5.870% due 01/19/2035 ~		94	87
6.497% due 04/19/2034 ~		43	40
HomeBanc Mortgage Trust 4.679% due 04/25/2037 ~		379	337
IndyMac INDA Mortgage Loan Trust
3.301% due 11/25/2035 ~		115	86
3.809% due 08/25/2036 ~		242	188
5.866% due 11/25/2035 ~		2	2
IndyMac INDB Mortgage Loan Trust 5.053% due 11/25/2035 •		111	64
IndyMac INDX Mortgage Loan Trust
3.259% due 01/25/2036 ~		29	25
3.525% due 06/25/2036 ~		137	117
3.842% due 10/25/2035 ~		84	67
3.902% due 08/25/2035 ~		162	119
4.693% due 07/25/2036 •		467	445
4.728% due 12/25/2034 ~		30	28
4.753% due 06/25/2037 •		252	88
4.853% due 06/25/2046 •		834	709
4.933% due 07/25/2035 •		182	166
5.013% due 07/25/2035 •		198	142
5.505% due 10/25/2034 ~		190	181
JP Morgan Alternative Loan Trust
4.913% due 03/25/2036 •		725	675
4.913% due 12/25/2036 •		9,424	8,619
6.000% due 12/27/2036		104	52
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		1,744	1,661
JP Morgan Mortgage Trust
5.406% due 08/25/2035 ~		47	47
5.534% due 07/25/2035 ~		62	59
5.592% due 10/25/2035 ~		48	34
5.623% due 11/25/2035 ~		88	70
5.742% due 02/25/2035 ~		2	2
6.100% due 06/25/2036 ~		12	9
6.831% due 07/25/2035 ~		9	9
6.896% due 08/25/2035 ~		79	75
7.198% due 07/25/2035 ~		5	5
Lehman XS Trust
4.813% due 12/25/2036 •		712	676
4.953% due 08/25/2037 •		1,572	1,503
Luminent Mortgage Trust 4.813% due 12/25/2036 •		142	133
MASTR Adjustable Rate Mortgages Trust
4.609% due 12/25/2033 ~		4	4
4.663% due 04/25/2046 •		629	556
5.837% due 12/25/2033 ~		133	121
6.415% due 11/21/2034 ~		82	78
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •		915	88
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •		15	14
5.252% due 09/15/2030 •		3	3

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •	25	24
4.992% due 06/15/2030 •	13	12
5.372% due 08/15/2032 •	33	31
5.384% due 10/20/2029 •	15	14
Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •	91	87
5.247% due 06/25/2037 ~	97	88
5.262% due 03/25/2030 •	9	8
5.360% due 09/25/2035 ~	52	41
5.462% due 11/25/2029 •	3	2
5.485% due 02/25/2035 ~	106	93
5.816% due 12/25/2034 ~	94	89
6.485% due 02/25/2033 ~	219	202
6.530% due 02/25/2034 ~	283	266
6.602% due 05/25/2036 ~	4	4
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	170	59
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	13,302	12,702
4.500% due 05/25/2058 ~	1,963	1,899
New York Mortgage Trust 4.993% due 05/25/2036 ~	50	42
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	160	146
6.615% due 02/25/2036 ~	25	18
6.638% due 03/25/2047 þ	148	135
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.253% due 04/25/2035 •	1,000	976
Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •	36	27
4.813% due 06/25/2046 •	2,476	545
5.013% due 12/25/2045 •	625	353
5.791% due 10/25/2037 ~	2,791	2,322
6.185% due 09/25/2045 •	66	55
Residential Asset Securitization Trust
4.853% due 05/25/2035 •	3,964	2,461
4.853% due 01/25/2046 •	55	16
5.500% due 06/25/2033	36	35
6.500% due 06/25/2037	1,801	367
Sequoia Mortgage Trust
4.885% due 07/20/2036 •	361	313
5.181% due 10/19/2026 •	6	6
5.245% due 10/20/2027 •	5	5
5.285% due 10/20/2027 •	8	7
5.344% due 05/20/2034 •	6	6
5.385% due 12/20/2032 •	13	11
Structured Adjustable Rate Mortgage Loan Trust
4.581% due 11/25/2035 ~	26	24
4.675% due 09/25/2036 ~	281	192
4.773% due 10/25/2035 •	258	243
4.943% due 08/25/2035 ~	40	34
5.331% due 09/25/2035 ~	119	105
6.225% due 01/25/2035 •	9	8
6.353% due 10/25/2037 •	138	126
7.203% due 02/25/2034 ~	55	53
Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •	61	24
4.873% due 04/25/2036 •	158	142
4.873% due 05/25/2036 •	1,299	875
4.913% due 02/25/2036 •	124	98
4.981% due 07/19/2035 •	213	201
5.073% due 12/25/2035 •	104	84
5.141% due 09/19/2032 •	20	19
5.141% due 10/19/2034 •	26	25
5.181% due 03/19/2034 •	50	47
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.539% due 06/25/2033 ~	10	9
7.744% due 01/25/2034 ~	1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	1,230	30
WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~	735	577
3.700% due 01/25/2037 ~	597	512
3.752% due 04/25/2037 ~	423	379
4.060% due 02/25/2037 ~	166	140
4.263% due 12/25/2046 •	916	759
4.355% due 02/27/2034 •	186	177
4.361% due 12/25/2036 ~	400	359
4.398% due 02/25/2037 ~	774	674
4.584% due 08/25/2036 ~	62	55
4.756% due 12/25/2035 ~	13	11
4.913% due 04/25/2045 •	3	3
5.011% due 12/25/2035 ~	103	93
5.033% due 07/25/2045 •	169	164
5.033% due 10/25/2045 •	80	78

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.076% due 03/25/2035 ~	26	25
5.093% due 07/25/2045 •	7	6
5.113% due 01/25/2045 •	41	41
5.133% due 01/25/2045 •	321	313
5.203% due 12/25/2035 ~	742	681
5.209% due 09/25/2035 ~	89	82
5.253% due 10/25/2044 •	103	96
5.525% due 03/25/2047 •	1,957	1,631
5.553% due 07/25/2044 •	397	378
5.595% due 05/25/2047 •	332	275
5.659% due 03/25/2033 ~	2	2
5.805% due 06/25/2046 •	34	31
5.825% due 02/25/2046 •	263	234
6.013% due 03/25/2034 ~	19	19
6.025% due 11/25/2042 •	11	11
6.199% due 06/25/2033 ~	99	98
6.225% due 06/25/2042 •	21	20
Washington Mutual Mortgage Pass-Through Certificates Trust
5.795% due 05/25/2046 •	677	579
6.000% due 06/25/2037	3,920	2,930
6.500% due 08/25/2035	154	127
Wells Fargo Mortgage-Backed Securities Trust
6.153% due 04/25/2036 ~	275	266
6.683% due 12/28/2037 ~	1,160	1,019
7.610% due 10/25/2036 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $112,339)		98,938

ASSET-BACKED SECURITIES 8.7%
CMBS OTHER 0.6%
Arbor Realty Commercial Real Estate Notes Ltd. 6.048% due 01/15/2037 •	4,407	4,410
BDS Ltd. 6.166% due 03/19/2039 •	5,762	5,777
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •	10,139	10,211
M360 Ltd. 5.971% due 11/22/2038 •	797	781
MF1 LLC 6.516% due 06/19/2037 •	13,383	13,404
MF1 Ltd.
5.570% due 10/16/2036 •	1,648	1,645
5.590% due 07/16/2036 •	856	857
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	9,002	9,068
VMC Finance LLC 6.500% due 02/18/2039 •	170	171

		46,324

HOME EQUITY OTHER 1.6%
ABFC Trust
5.153% due 06/25/2034 •	1,828	1,806
5.428% due 06/25/2033 •	125	124
ACE Securities Corp. Home Equity Loan Trust
5.233% due 04/25/2034 •	271	253
5.503% due 12/25/2033 •	467	469
Aegis Asset-Backed Securities Trust 5.098% due 12/25/2035 •	1,835	1,730
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.383% due 05/25/2035 •	216	215
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •	1,127	996
Argent Securities Trust
4.753% due 07/25/2036 •	2,465	2,155
4.773% due 05/25/2036 •	1,092	261
Bear Stearns Asset-Backed Securities Trust 5.428% due 06/25/2034 •	47	50
Carrington Mortgage Loan Trust
4.933% due 06/25/2036 •	3,289	3,161
5.053% due 01/25/2036 •	1,272	1,231
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	9,593	9,649
Citigroup Mortgage Loan Trust 4.913% due 12/25/2036 •	2,720	1,820
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.398% due 10/25/2034 •	90	87
Countrywide Asset-Backed Certificates Trust
3.856% due 11/25/2034 •	2,533	2,250
4.593% due 08/25/2037 •	146	132
4.643% due 11/25/2037 •	6,051	5,646
4.703% due 02/25/2036 •	430	409
4.953% due 03/25/2037 •	4,066	3,836
5.193% due 08/25/2047 •	586	566

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.233% due 11/25/2034 •	255	244
5.653% due 10/25/2035 •	99	98
5.805% due 04/25/2036 ~	345	306
Credit-Based Asset Servicing & Securitization LLC 3.557% due 06/25/2035 •	374	360
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ	155	25
Fremont Home Loan Trust 4.723% due 10/25/2036 •	1,759	1,564
GSAA Home Equity Trust 6.720% due 03/25/2046 þ	1,110	589
GSAMP Trust
4.593% due 12/25/2036 •	1,637	866
4.823% due 03/25/2047 •	2,924	2,295
5.428% due 03/25/2035 •	2,135	2,015
Home Equity Asset Trust
5.068% due 04/25/2036 •	488	481
5.128% due 02/25/2036 •	6,679	6,481
5.308% due 08/25/2034 •	408	402
HSI Asset Securitization Corp. Trust 4.993% due 02/25/2036 •	758	746
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	95	94
4.693% due 08/25/2036 •	29	29
Merrill Lynch Mortgage Investors Trust
4.213% due 11/25/2037 •	9,156	2,950
4.613% due 09/25/2037 •	68	13
4.693% due 02/25/2037 •	101	29
Morgan Stanley ABS Capital, Inc. Trust
4.673% due 10/25/2036 •	1,476	642
4.683% due 10/25/2036 •	109	56
4.793% due 03/25/2037 •	408	172
5.113% due 01/25/2035 •	125	120
5.233% due 01/25/2035 •	169	168
5.368% due 07/25/2034 •	231	238
5.503% due 06/25/2035 •	6,500	5,872
Morgan Stanley Dean Witter Capital, Inc. Trust 5.803% due 02/25/2033 •	195	201
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	99	48
6.000% due 02/25/2037 ~	76	42
New Century Home Equity Loan Trust
5.218% due 02/25/2035 •	785	765
5.803% due 03/25/2033 •	375	356
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.888% due 03/25/2036 •	860	859
NovaStar Mortgage Funding Trust
4.793% due 11/25/2036 •	1,216	366
5.158% due 01/25/2036 •	144	143
5.533% due 06/25/2035 •	225	224
Option One Mortgage Loan Trust 4.693% due 04/25/2037 •	6,365	3,036
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.188% due 09/25/2035 •	1,316	1,280
5.383% due 05/25/2035 •	8,391	7,782
5.503% due 10/25/2034 •	1,638	1,611
6.178% due 02/25/2035 •	1,636	1,476
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •	30,146	12,419
Residential Asset Securities Corp. Trust 4.933% due 08/25/2036 •	3,452	3,017
Saxon Asset Securities Trust
0.454% due 05/25/2035 •	278	264
4.763% due 09/25/2037 •	59	56
4.888% due 09/25/2036 •	818	767
5.173% due 11/25/2037 •	1,915	1,582
Securitized Asset-Backed Receivables LLC Trust 4.773% due 07/25/2036 •	2,935	1,018
Soundview Home Loan Trust 4.633% due 07/25/2037 •	2,510	2,275
Structured Asset Investment Loan Trust
5.158% due 03/25/2034 •	113	115
5.173% due 04/25/2033 •	77	80
Structured Asset Securities Corp. 5.158% due 02/25/2035 •	423	427
Structured Asset Securities Corp. Mortgage Loan Trust
4.753% due 04/25/2036 •	18,707	15,751
5.023% due 10/25/2036 •	1,150	1,132
6.167% due 04/25/2035 •	17	17

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 6.853% due 12/25/2034 •		355	352

			121,162

MANUFACT HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,636	3,371

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust
4.948% due 10/25/2036 •		17,188	16,789
5.128% due 03/25/2037 •		1,337	1,328
First Franklin Mortgage Loan Trust
4.558% due 10/25/2036 •		1,186	1,057
5.158% due 11/25/2036 •		10,670	10,262
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		3,697	1,185
Lehman XS Trust
4.404% due 06/25/2036 þ		2,637	2,514
4.773% due 05/25/2036 •		2,092	1,773
6.753% due 12/25/2037 •		8,393	7,933

			42,841

OTHER ABS 5.8%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		1,700	1,706
5.946% due 07/15/2034 •		2,100	2,107
522 Funding CLO Ltd.
5.758% due 10/23/2034 •		1,750	1,753
5.919% due 10/20/2031 •		4,410	4,415
ACAS CLO Ltd. 5.784% due 10/18/2028 •		490	490
Adagio CLO DAC
3.904% due 10/15/2031 •	EUR	1,613	1,664
4.114% due 04/15/2032 •		2,301	2,380
AIMCO CLO 5.897% due 10/17/2034 •		$2,500	2,509
Albacore Euro CLO Ltd. 4.174% due 07/15/2035 •	EUR	1,000	1,035
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		$592	593
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		500	500
6.072% due 04/22/2034 •		4,800	4,811
Apidos CLO 5.829% due 10/20/2030 •		783	784
Aqueduct European CLO DAC 4.094% due 07/15/2032 •	EUR	1,868	1,935
Arbour CLO DAC
4.126% due 12/15/2038 •		4,200	4,355
4.320% due 11/15/2037 •		800	829
Ares CLO Ltd.
5.703% due 10/28/2034 •		$4,800	4,815
5.943% due 04/22/2031 •		1,388	1,391
5.968% due 01/15/2032 •		2,523	2,527
Ares European CLO DAC
3.794% due 04/15/2030 •	EUR	1,235	1,281
3.964% due 10/15/2031 •		3,760	3,893
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		$4,750	4,749
Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •		2,500	2,506
6.008% due 01/15/2031 •		420	420
Bain Capital Credit CLO Ltd.
5.671% due 10/23/2034 •		500	501
5.759% due 10/20/2034 •		4,400	4,409
5.877% due 07/16/2034 •		2,900	2,908
Barings CLO Ltd.
5.868% due 04/15/2031 •		16,077	16,103
5.869% due 01/20/2031 •		1,660	1,664
BBAM European CLO DAC 4.071% due 07/22/2034 •	EUR	1,000	1,033
Black Diamond CLO DAC 4.079% due 01/20/2032 ~		227	235
Blackrock European CLO DAC
3.786% due 12/15/2032 •		2,068	2,139
3.804% due 10/15/2031 •		7,419	7,678
4.034% due 07/15/2030 •		2,221	2,301
BlueMountain CLO Ltd.
5.816% due 10/25/2030 •		$2,775	2,780
5.998% due 07/15/2031 •		3,451	3,457
BlueMountain Fuji EUR CLO DAC 4.094% due 01/15/2033 •	EUR	900	932

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Bosphorus CLO DAC 3.882% due 12/12/2032 •		2,348	2,432
Cairn CLO DAC 3.964% due 10/15/2031 •		4,081	4,224
Canyon CLO Ltd. 5.514% due 07/15/2034 •		$1,000	1,000
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		5,800	5,828
Capital Street Master Trust 5.948% due 10/16/2028 •		4,500	4,504
Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		983	984
5.837% due 07/20/2032 •		2,280	2,285
5.879% due 04/17/2031 •		442	442
5.929% due 07/27/2031 •		843	844
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	5,124	5,302
Carlyle U.S. CLO Ltd. 6.098% due 01/15/2030 •		$907	908
CarVal CLO Ltd. 5.877% due 07/16/2031 •		3,730	3,738
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		2,608	2,614
CBAM Ltd.
5.929% due 04/17/2031 •		550	551
5.999% due 04/20/2032 •		1,270	1,272
Cedar Funding CLO Ltd. 6.009% due 07/17/2031 •		1,908	1,912
CIFC European Funding CLO DAC 4.234% due 01/15/2034 •	EUR	2,300	2,385
CIFC Funding Ltd.
5.846% due 10/24/2030 •		$6,067	6,078
5.994% due 07/18/2031 •		1,067	1,069
Contego CLO DAC
3.778% due 01/23/2030 •	EUR	3,781	3,895
3.999% due 01/15/2031 •		1,791	1,856
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •		$7,460	7,470
Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		410	410
6.028% due 10/23/2031 •		464	465
Cumulus Static CLO DAC 4.223% due 11/15/2033 •	EUR	3,436	3,568
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •		599	619
3.799% due 09/22/2034 •		2,500	2,580
3.803% due 08/15/2032 •		324	336
3.834% due 10/15/2031 •		12,422	12,856
CVC Cordatus Opportunity Loan Fund DAC 4.403% due 08/15/2033 •		4,651	4,824
Denali Capital CLO Ltd. 5.968% due 04/15/2031 •		$715	715
Dryden CLO Ltd.
5.864% due 04/18/2031 •		1,521	1,523
5.968% due 07/15/2031 •		1,007	1,010
Dryden Euro CLO DAC
3.839% due 04/15/2033 •	EUR	13,093	13,515
3.883% due 05/15/2034 •		8,327	8,626
4.059% due 04/15/2034 •		900	928
4.195% due 01/17/2033 •		1,043	1,080
4.208% due 04/18/2033 •		1,000	1,035
Dryden Senior Loan Fund
5.767% due 10/19/2029 •		$3,339	3,346
5.938% due 04/15/2029 •		3,733	3,741
Elevation CLO Ltd. 5.467% due 07/25/2034 •(a)		2,300	2,300
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	1,595	1,650
Gallatin CLO Ltd. 6.008% due 07/15/2031 •		$5,787	5,799
GoldenTree Loan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		1,000	1,004
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •		3,899	3,901
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		3,300	3,312
Harvest CLO DAC
3.824% due 10/15/2031 •	EUR	1,274	1,319
3.899% due 10/20/2031 •		11,543	11,939
3.944% due 07/15/2031 •		1,828	1,892
Hayfin Emerald CLO 3.975% due 11/17/2037 •		4,000	4,147
Hayfin Emerald CLO DAC 1.000% due 01/22/2039 •(a)		5,700	5,904
Henley CLO DAC
4.076% due 04/25/2034 •		2,600	2,690

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.086% due 06/10/2034 •		3,100	3,210
ICG U.S. CLO Ltd. 5.939% due 04/21/2031 •		$262	263
Invesco Euro CLO DAC
3.834% due 07/15/2031 •	EUR	1,000	1,035
4.553% due 10/30/2038 •		4,700	4,867
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		$3,800	3,811
Jubilee CLO DAC 3.834% due 04/15/2031 •	EUR	8,300	8,542
KKR CLO Ltd.
5.868% due 07/15/2030 •		$2,066	2,070
6.098% due 01/15/2031 •		1,282	1,285
LCM LP 5.879% due 07/20/2030 •		551	552
LCM Ltd. 5.717% due 07/20/2030 •		497	497
Madison Park Euro Funding DAC
3.999% due 04/15/2032 •	EUR	11,888	12,275
4.059% due 07/15/2035 •		1,331	1,375
Madison Park Funding Ltd.
5.812% due 10/18/2030 •		$2,167	2,171
5.882% due 10/22/2034 •		1,900	1,907
Man GLG Euro CLO DAC 3.576% due 12/15/2031 •	EUR	6,577	6,810
Marathon CLO Ltd. 5.856% due 04/15/2032 •		$1,597	1,600
Marble Point CLO Ltd. 5.958% due 10/15/2030 •		708	709
MidOcean Credit CLO 5.833% due 02/20/2031 •		2,541	2,547
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		3,400	3,413
Neuberger Berman CLO Ltd. 5.909% due 01/28/2030 •		377	378
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		2,170	2,174
OAK Hill European Credit Partners DAC 3.959% due 10/20/2031 ~	EUR	7,672	7,944
Ocean Trails CLO 5.946% due 07/15/2034 •		$2,400	2,407
Octagon Investment Partners Ltd. 5.778% due 02/14/2031 •		3,129	3,138
Octagon Loan Funding Ltd. 5.927% due 11/18/2031 •		195	196
OSD CLO Ltd. 5.779% due 04/17/2031 ~		1,205	1,207
OZLM Ltd. 6.039% due 07/20/2032 •		4,135	4,143
Palmer Square European Loan Funding DAC
3.690% due 05/15/2034 •	EUR	2,400	2,486
4.273% due 08/15/2033 •		4,618	4,795
4.338% due 05/15/2034 •		5,800	6,006
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •		$2,104	2,106
Pikes Peak CLO 5.852% due 10/11/2034 •		4,200	4,211
Rad CLO Ltd.
5.856% due 04/25/2032 •		562	563
6.016% due 07/24/2032 •		2,116	2,117
Regatta Funding Ltd. 5.856% due 01/15/2033 •		600	602
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	1,100	1,140
Romark CLO Ltd. 5.918% due 10/23/2030 •		$2,900	2,905
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		3,100	3,111
Saranac CLO Ltd. 5.797% due 08/13/2031 •		693	695
Segovia European CLO DAC 4.099% due 07/20/2032 •	EUR	3,544	3,665
SLM Student Loan Trust 6.345% due 07/25/2049		$2,907	2,883
Sound Point CLO Ltd.
5.867% due 07/25/2030 •		1,400	1,401
6.044% due 04/18/2031 •		1,626	1,629
6.089% due 07/20/2032 •		7,200	7,216
St Paul's CLO DAC
3.916% due 04/25/2030 •	EUR	3,614	3,745
4.001% due 04/22/2035 ~		3,690	3,811
St Pauls CLO 4.065% due 01/17/2032 •		3,946	4,079
TIAA CLO Ltd. 5.757% due 01/20/2032 •		$372	372

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Tikehau CLO DAC 4.084% due 10/15/2031 •	EUR	4,770	4,944
Toro European CLO DAC 3.919% due 10/15/2030 •		222	230
Tralee CLO Ltd. 6.207% due 04/25/2034 •		$5,100	5,109
Venture CLO Ltd.
5.491% due 10/20/2034 •		2,500	2,500
5.775% due 09/07/2030 •		2,800	2,807
5.978% due 07/15/2031 •		961	963
5.979% due 01/20/2029 •		446	447
Voya CLO Ltd.
5.817% due 07/20/2032 •		500	501
5.898% due 06/07/2030 •		257	258
6.128% due 10/15/2030 •		851	853
Wind River CLO Ltd. 5.944% due 07/18/2031 •		575	576

			427,467

Total Asset-Backed Securities (Cost $671,495)			641,165

SOVEREIGN ISSUES 8.1%
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	38,688	28,529
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	82,525	84,968
0.100% due 07/25/2031 (d)		16,386	16,084
0.100% due 07/25/2038 (d)		118	104
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,291	20,055
1.400% due 05/26/2025 (d)		272,842	282,171
1.800% due 05/15/2036 (d)		8,476	8,704
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	9,828,110	64,929
0.100% due 03/10/2029		13,246,705	87,767
Mexico Government International Bond 4.000% due 08/24/2034 (d)	MXN	120,988	5,153

Total Sovereign Issues (Cost $673,661)			598,464

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,598

Total Preferred Securities (Cost $6,580)			6,598

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%			382

U.S. TREASURY BILLS 0.1%
4.418% due 01/30/2025 - 03/20/2025 (b)(c)(l)		$5,390	5,356

Total Short-Term Instruments (Cost $5,737)			5,738

Total Investments in Securities (Cost $9,684,572)			8,827,178

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		6,463,244	62,933

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $62,939)	62,933

Total Investments in Affiliates (Cost $62,939)	62,933

Total Investments 120.1% (Cost $9,747,511)	$8,890,111
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $8,480)	(5,373)
Other Assets and Liabilities, net (20.0)%	(1,479,677)

Net Assets 100.0%	$7,405,061

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.100%	10/25/2024	01/27/2025	JPY	(8,634,309)	$(54,885)
DEU	4.470	01/02/2025	01/03/2025	$(117,263)	(117,263)
MYI	0.200	12/18/2024	03/18/2025	JPY	(24,045,943)	(152,836)
STR	4.570	01/02/2025	01/03/2025	$(126,053)	(126,052)
4.750	12/31/2024	01/02/2025	(252,105)	(252,172)

Total Reverse Repurchase Agreements	$-33,175,673	$(703,208)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2055	$300	$(255)	$(255)
Uniform Mortgage-Backed Security, TBA	3.500	01/15/2055	74,000	(66,048)	(66,152)

Total Short Sales (0.9)%	$(66,303)	$(66,407)

(h)	Securities with an aggregate market value of $468,670 and cash of $382 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(125,215) at a weighted average interest rate of 0.688%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	5,672	$1,439,091	$440	$587	$0
Australia Government 10-Year Bond March Futures	03/2025	1,362	95,155	(1,263)	689	(580)
Euro-Bobl March Futures	03/2025	109	13,307	(95)	24	0
Euro-BTP March Futures	03/2025	754	93,708	(1,321)	102	0
Euro-Buxl 30-Year Bond March Futures	03/2025	400	54,975	(2,925)	505	0
Japan Government 10-Year Bond March Futures	03/2025	14	12,626	(50)	7	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	91	10,820	(574)	0	(40)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	6,877	765,496	(12,986)	0	(1,719)

$(18,774)	$1,914	$(2,346)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	5,672	$(1,440,413)	$(1,798)	$74	$(147)
Euro-Bund March Futures	03/2025	1,353	(187,017)	3,497	0	(589)
Euro-Oat March Futures	03/2025	1,828	(233,662)	4,416	0	(284)
Euro-Schatz March Futures	03/2025	1,942	(215,213)	442	0	(70)
Gold 100 oz. February Futures	02/2025	115	(30,372)	889	0	(263)
Short Euro-BTP Italy Government Bond March Futures	03/2025	1,450	(161,343)	187	15	0
U.S. Treasury 2-Year Note March Futures	03/2025	6,468	(1,329,881)	544	101	0
U.S. Treasury 5-Year Note March Futures	03/2025	8,023	(852,883)	5,841	752	0
U.S. Treasury 10-Year Note March Futures	03/2025	3,891	(423,146)	4,584	851	0
U.S. Treasury Long-Term Bond March Futures	03/2025	4,421	(503,303)	12,092	1,105	0

$30,694	$2,898	$(1,353)

Total Futures Contracts	$11,920	$4,812	$(3,699)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	317,800	$3,842	$(5,004)	$(1,162)	$208	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	364	112	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	10,280,000	(119)	533	414	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	1,006	216	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	8,842,000	164	1,335	1,499	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	$183,300	(722)	(481)	(1,203)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025	73,000	(287)	(194)	(481)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	33,300	(155)	126	(29)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	1,500	(7)	5	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026	49,370	(230)	177	(53)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	328,400	(4,335)	(20,514)	(24,849)	0	(213)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	36,820	(464)	(2,262)	(2,726)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	219,980	(1,462)	(19,159)	(20,621)	0	(317)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	42,700	2,682	11,566	14,248	49	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	32,700	2,030	9,138	11,168	38	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	144,900	2,987	26,932	29,919	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	46,700	1,244	2,750	3,994	53	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	880,750	8,087	4,174	12,261	2,550	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	273,938	(140)	(6,385)	(6,525)	0	(1,310)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025	1,509,100	340	585	925	0	(38)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	16,500	(81)	(527)	(608)	17	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	600	(3)	(20)	(23)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	34,000	(256)	(1,004)	(1,260)	29	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	35,900	(131)	(813)	(944)	31	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	16,100	(60)	(358)	(418)	13	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	399	399	25	0
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	4,571	4,571	267	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	11,419	13,344	0	(91)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	14,574	14,595	0	(100)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	19,895	23,272	0	(157)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	111	111	0	(4)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		51,180	(295)	(9,033)	(9,328)	72	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		61,900	(25)	(898)	(923)	0	(64)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	(326)	(407)	0	(29)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		50	0	1	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	274	278	5	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	620	414	7	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	55	57	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	47	47	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,787	1,787	15	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,721	1,792	9	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	938	938	8	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	891	891	5	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,457	1,532	8	0
Pay	CPURNSA	1.980	Maturity	09/19/2025		$28,000	0	(135)	(135)	0	(9)
Pay	CPURNSA	2.033	Maturity	09/23/2025		46,300	0	(201)	(201)	0	(12)
Pay	CPURNSA	2.208	Maturity	10/07/2025		78,479	0	(221)	(221)	0	(7)
Pay	CPURNSA	2.380	Maturity	10/15/2025		22,000	0	(29)	(29)	0	(2)
Pay	CPURNSA	2.341	Maturity	11/07/2025		29,900	0	(64)	(64)	0	(4)
Pay	CPURNSA	2.350	Maturity	11/07/2025		100,000	0	(204)	(204)	0	(12)
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	7,787	7,787	36	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	8,653	8,653	35	0
Receive	CPURNSA	2.766	Maturity	05/13/2026		45,200	0	3,915	3,915	22	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,581	1,581	9	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,807	1,812	11	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,810	1,810	11	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,577)	(2,175)	0	(18)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,356)	(1,400)	0	(11)
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	644	644	5	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	788	788	7	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,056)	(3,990)	0	(34)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,389)	(1,234)	0	(8)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(11,617)	(12,616)	0	(74)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,491)	(3,477)	0	(21)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,831	3,861	51	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(61)	(9)	0	0
Pay	FRCPXTOB	1.910	Maturity	11/15/2039		4,700	392	(1,174)	(782)	5	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	35,000	198	(336)	(138)	0	(57)
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	(109)	(109)	0	(26)

Total Swap Agreements							$20,021	$51,269	$71,290	$3,827	$(2,642)

(j)

Securities with an aggregate market value of $89,513 and cash of $9,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin liability of $(62) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025		SGD	324		$241		$4		$0
		01/2025			$5,566		NZD	9,448	0		(279)
BOA		01/2025		CNH	6,502		$893		7		0
		01/2025		JPY	5,300,916		34,766		1,044		0
		01/2025		SEK	14,970		1,369		16		0
		01/2025		SGD	443		329		4		0
		01/2025			$14,813		GBP	11,651	0		(228)
		01/2025			259		IDR	4,131,484	0		(4)
		01/2025			740		KRW	1,043,655	0		(33)
		01/2025			29,949		PLN	121,663	0		(520)
		01/2025			2,365		ZAR	42,800	0		(100)
BPS		01/2025		CNH	89,054		$12,289		153		0
		01/2025		IDR	36,055,583		2,208		0		(25)
		01/2025		INR	220,168		2,568		0		0
		01/2025		JPY	4,938,480		33,107		1,690		0
		01/2025		KRW	64,891,038		45,319		1,365		0
		01/2025		MXN	2,974		147		5		0
		01/2025		SGD	374		278		4		0
		01/2025		TWD	361,196		11,268		288		0
		01/2025			$5,224		CNH	38,134	0		(27)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		4,713	EUR	4,526	0	(23)
	01/2025		15,189	IDR	243,351,069	0	(167)
	01/2025		23,251	INR	1,976,517	0	(208)
	01/2025		1,823	KRW	2,706,056	11	0
	01/2025		6,994	PLN	28,493	0	(102)
	01/2025		2,948	TWD	95,622	0	(41)
	01/2025		58,536	ZAR	1,048,528	0	(3,046)
	02/2025	CNH	42,223		$5,828	70	0
	03/2025	ILS	15,167		4,242	63	0
	03/2025	KRW	2,699,073		1,823	0	(9)
	03/2025	MXN	30,411		1,483	43	0
	03/2025		$2,197	IDR	35,988,709	14	0
	03/2025		2,568	INR	221,306	0	(2)
	03/2025		2,440	MXN	50,066	0	(69)
	04/2025	TWD	95,068		$2,948	43	0
	05/2025	CNH	51,518		7,098	45	0
BRC	01/2025	CAD	86,253		61,262	1,230	0
	01/2025	JPY	528,900		3,537	172	0
	01/2025		$3,067	AUD	4,746	0	(130)
	01/2025		3,045	EUR	2,879	0	(61)
	01/2025		9,802	GBP	7,786	0	(55)
	01/2025		3,225	IDR	50,653,305	0	(94)
	03/2025	ILS	8,572		$2,407	45	0
	03/2025	MXN	214,164		10,471	327	0
CBK	01/2025	CNH	1,356		186	2	0
	01/2025	IDR	43,698,848		2,706	0	(1)
	01/2025	INR	2,147,506		25,185	142	0
	01/2025	KRW	13,588,001		9,775	569	0
	01/2025	PEN	12,260		3,253	0	(6)
	01/2025	TWD	831,063		26,099	835	0
	01/2025		$5,993	DKK	42,485	0	(88)
	01/2025		4,501	IDR	71,377,204	0	(83)
	01/2025		27,268	INR	2,306,704	0	(368)
	01/2025		1,444	KRW	2,118,799	0	(8)
	03/2025	IDR	588,489		$36	0	0
	03/2025	KRW	2,113,579		1,444	9	0
	03/2025	MXN	195		9	0	0
	03/2025		$2,706	IDR	43,827,374	0	(12)
	03/2025		25,185	INR	2,157,137	0	(179)
DUB	01/2025	KRW	17,974,512		$12,895	718	0
	01/2025		$2,524	KRW	3,568,675	0	(107)
	01/2025		2,782	PLN	11,378	0	(28)
	02/2025	THB	4,222		$126	2	0
	02/2025		$6,726	MXN	136,087	0	(245)
FAR	01/2025	AUD	34,397		$22,321	1,031	0
	01/2025	TWD	12,363		381	5	0
	01/2025		$57,754	JPY	8,634,309	0	(2,749)
GLM	01/2025	KRW	3,405,972		$2,479	170	0
	01/2025	MXN	42,076		2,010	2	0
	01/2025	TWD	590,979		18,275	309	0
	01/2025		$9,703	IDR	154,899,940	0	(138)
	01/2025		13,576	INR	1,155,817	0	(103)
	01/2025		3,130	PLN	12,744	0	(48)
	02/2025		3,030	MXN	61,688	0	(91)
	03/2025	MXN	31,892		$1,561	50	0
IND	01/2025	DKK	111,936		15,824	266	0
	01/2025		$1,591	PLN	6,471	0	(26)
JPM	01/2025	CNH	79,852		$11,039	157	0
	01/2025	IDR	3,583,072		219	0	(3)
	01/2025	JPY	4,366,898		29,160	1,380	0
	01/2025	SGD	10		8	0	0
	01/2025	TWD	240,316		7,417	111	0
	01/2025		$50	CNH	363	0	(1)
	01/2025		488	IDR	7,722,704	0	(10)
	01/2025		4,356	INR	368,847	0	(55)
	01/2025		3,502	PLN	14,267	0	(50)
	03/2025		219	IDR	3,594,263	1	0
MBC	01/2025	AUD	32,608		$20,583	400	0
	01/2025	CAD	43,102		30,123	124	0
	01/2025	CHF	54,400		61,529	1,526	0
	01/2025	CNH	14,353		1,972	16	0
	01/2025	EUR	16,538		17,406	267	0
	01/2025	INR	92,648		1,082	1	0
	01/2025	KRW	24,323,720		17,505	1,031	0
	01/2025	SEK	8,750		800	9	0
	01/2025	SGD	338		251	3	0
	01/2025	TWD	396,106		12,210	169	0
	01/2025		$1,268	CAD	1,775	0	(32)
	01/2025		2,742	CNH	20,014	0	(15)
	01/2025		5,686	EUR	5,407	0	(82)
	01/2025		1,261	GBP	992	0	(19)
	01/2025		2,988	INR	252,778	0	(40)
	01/2025		2,031	PLN	8,286	0	(27)
	01/2025		4,592	TWD	149,415	0	(50)
	02/2025	THB	1,205		$36	0	0
	03/2025	ILS	2,732		768	15	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

03/2025	$1,081	INR	93,130	0	(2)
04/2025	TWD	148,563	$4,592	54	0
05/2025	CNH	33,610	4,634	32	0
MYI	01/2025	AUD	1,817	1,132	7	0
01/2025	DKK	37,715	5,334	92	0
01/2025	$2,179	IDR	34,446,032	0	(45)
01/2025	13,576	INR	1,155,821	0	(103)
NGF	01/2025	4,643	IDR	73,952,075	0	(72)
SCX	01/2025	CHF	43	$49	1	0
01/2025	CNH	39,613	5,483	84	0
01/2025	EUR	608,006	641,384	11,279	0
01/2025	SGD	129	96	1	0
01/2025	TWD	551,158	17,022	266	0
01/2025	$20,784	IDR	333,131,434	0	(217)
01/2025	8,742	INR	739,318	0	(120)
01/2025	5,523	JPY	845,400	0	(145)
01/2025	367	KRW	538,699	0	(2)
01/2025	3,386	NZD	5,909	0	(79)
01/2025	2,424	TWD	79,074	0	(21)
02/2025	CNH	324,451	$44,586	340	0
03/2025	KRW	537,341	367	2	0
04/2025	TWD	78,686	2,425	21	0
05/2025	CNH	28,415	3,942	51	0
SOG	01/2025	$7,446	PLN	30,273	0	(121)
SSB	01/2025	MXN	4,940	$250	13	0
TOR	01/2025	JPY	8,371,877	55,645	2,387	0
UAG	01/2025	NOK	2,714	244	6	0
01/2025	$3,537	PLN	14,371	0	(59)
03/2025	157,709	JPY	24,057,966	0	(3,546)

Total Forward Foreign Currency Contracts	$30,599	$(14,419)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,118)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	98,700	$(1,193)	$(1,791)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(113)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	62,100	(807)	(1,056)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	62,100	(807)	(59)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(792)	(686)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(234)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	134,500	(1,695)	(2,054)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	134,500	(1,695)	(162)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	37,700	(191)	(13)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	37,700	(253)	(480)

$(9,418)	$(6,648)

Total Written Options	$(11,515)	$(7,766)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$29	$3	$0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.60	Maturity	01/15/2025	$375,000	$0	$(782)	$0	$(782)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.05	Maturity	01/15/2025	72,200	0	0	0	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.71	Maturity	01/02/2025	140,000	0	(827)	0	(827)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.54	Maturity	01/16/2025	639,000	0	(9,074)	0	(9,074)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.83	Maturity	01/16/2025	150,000	0	(195)	0	(195)
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.55	Maturity	01/02/2025	50,000	0	(392)	0	(392)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.56	Maturity	01/02/2025	375,000	0	(4,756)	0	(4,756)

								$0	$(16,026)	$0	$(16,026)

Total Swap Agreements								$(26)	$(15,997)	$3	$(16,026)

(l)

Securities with an aggregate market value of $26,043 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$24,333	$0		$24,333
Industrials						0	1,858	0		1,858
U.S. Government Agencies						0	1,149,682	0		1,149,682
U.S. Treasury Obligations						0	6,300,402	0		6,300,402
Non-Agency Mortgage-Backed Securities						0	98,938	0		98,938
Asset-Backed Securities
CMBS Other						0	46,324	0		46,324
Home Equity Other						0	121,162	0		121,162
Manufact House ABS Other						0	3,371	0		3,371
Whole Loan Collateral						0	42,841	0		42,841
Other ABS						0	427,467	0		427,467
Sovereign Issues						0	598,465	0		598,464
Preferred Securities
Banking & Finance						0	6,598	0		6,598
Short-Term Instruments
Repurchase Agreements						0	382	0		382
U.S. Treasury Bills						0	5,356	0		5,356

						$0	$8,827,178	$0		$8,827,178
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$62,932	$0	$0		$62,932

Total Investments						$62,932	$8,827,178	$0		$8,890,111

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(66,407)	$0		$(66,407)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						2,003	6,636	0		8,639
Over the counter						0	30,602	0		30,602

						$2,003	$37,238	$0		$39,241

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2024 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,940)	(4,401)	0	(6,341)
Over the counter	0	(38,211)	0	(38,211)

	$(1,940)	$(42,612)	$0	$(44,552)

Total Financial Derivative Instruments	$63	$(5,374)	$0	$(5,311)

Totals	$62,996	$8,755,397	$0	$8,818,393

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 201.3% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$68	$63
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,377
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	44	5
1.000% due 10/01/2053		388	41
1.500% due 10/01/2053		12,609	1,443
2.000% due 10/01/2053		5,035	597
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,019	235
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,351	138
Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		74	8
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		3,420	380
1.000% due 10/01/2053		3,454	381
1.500% due 10/01/2053		9,636	1,101
2.500% due 04/01/2047		6	1
UBS Group AG
0.650% due 09/10/2029	EUR	200	185
7.750% due 03/01/2029 •		100	118

			6,073

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$161	157

Total Corporate Bonds & Notes (Cost $8,066)			6,230

U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae 6.128% due 09/01/2044 - 10/01/2044 •		5	6
Freddie Mac
5.312% due 12/15/2037 •		29	29
6.901% due 10/01/2036 •		6	6
7.253% due 09/01/2036 •		7	7
7.340% due 07/01/2036 •		21	22
Ginnie Mae 5.461% due 08/20/2068 •		1,090	1,087
Ginnie Mae, TBA 3.500% due 01/01/2055		15,400	13,767
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049		64	59
5.500% due 05/01/2054 - 08/01/2054		2,385	2,355
6.000% due 03/01/2054		11,383	11,444
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		9,900	9,052
4.500% due 03/01/2055		27,300	25,662
6.000% due 02/01/2055		2,400	2,409
6.500% due 02/01/2055		4,300	4,386

Total U.S. Government Agencies (Cost $70,518)			70,291

U.S. TREASURY OBLIGATIONS 115.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (i)		2,433	2,405
0.125% due 04/15/2026 (e)		21,847	21,326
0.125% due 07/15/2026 (e)(g)(i)		25,788	25,189
0.125% due 10/15/2026 (e)		39,739	38,641
0.125% due 04/15/2027 (e)(i)		27,726	26,581
0.250% due 07/15/2029 (i)		13,575	12,576
0.250% due 02/15/2050 (i)		737	430
0.375% due 01/15/2027 (e)		42,275	40,998
0.375% due 07/15/2027		25,167	24,292

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

0.500% due 01/15/2028 (e)(i)	69,489	66,444
0.625% due 01/15/2026 (e)	28,737	28,344
0.625% due 02/15/2043 (i)	472	346
0.750% due 07/15/2028 (e)	25,528	24,525
0.750% due 02/15/2045 (i)	402	292
0.875% due 01/15/2029 (e)	30,753	29,370
1.000% due 02/15/2046 (i)	1,732	1,306
1.250% due 04/15/2028 (e)	44,306	43,177
1.375% due 02/15/2044 (i)	100	84
1.625% due 10/15/2027 (e)	40,760	40,523
1.625% due 10/15/2029	12,841	12,629
1.750% due 01/15/2028 (g)	12,830	12,739
1.750% due 01/15/2034 (i)	3,081	2,954
1.875% due 07/15/2034 (e)	18,007	17,454
2.125% due 04/15/2029 (e)	39,597	39,657
2.125% due 02/15/2054 (i)	103	95
2.375% due 01/15/2027	13,321	13,451
2.375% due 10/15/2028 (e)	37,513	38,104
3.875% due 04/15/2029 (i)	9,793	10,507

Total U.S. Treasury Obligations (Cost $580,363)		574,439

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust 4.933% due 07/25/2037 •	1,302	1,114
BCAP LLC Trust 4.620% due 04/26/2036 ~	190	166
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	89	81
4.770% due 07/25/2036 ~	43	36
5.777% due 01/25/2035 ~	19	18
Bear Stearns ALT-A Trust 5.515% due 05/25/2035 ~	273	257
Chase Mortgage Finance Trust 4.827% due 12/25/2035 ~	2	2
Citigroup Mortgage Loan Trust
6.231% due 03/25/2034 ~	18	16
7.410% due 05/25/2035 •	1	1
Countrywide Alternative Loan Trust 5.500% due 11/25/2035	31	26
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	65	63
6.000% due 04/25/2036	159	76
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •	14	14
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.153% due 10/25/2035 •	152	70
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.169% due 10/26/2036 ~	8	7
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	239	91
GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~	23	21
6.687% due 09/25/2035 ~	1	1
HarborView Mortgage Loan Trust 4.921% due 05/19/2035 •	163	157
IndyMac INDX Mortgage Loan Trust 5.013% due 07/25/2035 •	1,320	951
Residential Asset Securitization Trust
4.853% due 05/25/2035 •	563	350
5.750% due 03/25/2037	208	61
Structured Adjustable Rate Mortgage Loan Trust 5.237% due 03/25/2036 ~	75	58
Structured Asset Mortgage Investments Trust 4.873% due 04/25/2036 •	3	2
WaMu Mortgage Pass-Through Certificates Trust 4.584% due 08/25/2036 ~	4	3
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	37	31
Wells Fargo Mortgage-Backed Securities Trust 7.610% due 10/25/2036 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $4,513)		3,674

ASSET-BACKED SECURITIES 14.6%
CMBS OTHER 0.3%
BDS Ltd. 6.166% due 03/19/2039 •	661	663

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

MF1 LLC 6.516% due 06/19/2037 •		793	794

			1,457

HOME EQUITY OTHER 5.3%
ACE Securities Corp. Home Equity Loan Trust 5.578% due 04/25/2035 •		1,144	1,005
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •		268	236
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •		319	321
Citigroup Mortgage Loan Trust
4.723% due 05/25/2037 •		3,400	3,159
4.913% due 12/25/2036 •		34	23
Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •		260	239
4.643% due 11/25/2037 •		3,469	3,237
4.733% due 05/25/2035 •		42	41
4.853% due 09/25/2037 •		70	62
4.933% due 05/25/2036 •		2,909	2,438
4.953% due 03/25/2037 •		381	359
5.805% due 04/25/2036 ~		275	244
Fremont Home Loan Trust 4.723% due 10/25/2036 •		384	341
GSAMP Trust
5.188% due 09/25/2035 •		18	18
5.428% due 03/25/2035 •		383	362
Home Equity Asset Trust 4.436% due 10/25/2035 •		1,227	1,205
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •		342	257
HSI Asset Securitization Corp. Trust 4.993% due 02/25/2036 •		133	130
Long Beach Mortgage Loan Trust 4.693% due 08/25/2036 •		287	113
MASTR Asset-Backed Securities Trust 4.793% due 06/25/2036 •		774	700
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2037 •		5,334	1,522
5.173% due 05/25/2036 •		11	11
NovaStar Mortgage Funding Trust 5.158% due 01/25/2036 •		105	105
Renaissance Home Equity Loan Trust 5.553% due 09/25/2037 •		3,057	1,259
Residential Asset Securities Corp. Trust
4.733% due 09/25/2036 •		1,938	1,903
4.933% due 08/25/2036 •		1,122	981
Securitized Asset-Backed Receivables LLC Trust 5.128% due 10/25/2035 •		2,969	2,847
Soundview Home Loan Trust 4.653% due 06/25/2037 •		2,739	1,866
Structured Asset Securities Corp. Mortgage Loan Trust 5.023% due 10/25/2036 •		573	564
Wells Fargo Home Equity Asset-Backed Securities Trust 6.853% due 12/25/2034 •		500	496

			26,044

MANUFACT HOUSE ABS OTHER 0.6%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,144	2,915

WHOLE LOAN COLLATERAL 2.2%
Citigroup Mortgage Loan Trust 4.948% due 10/25/2036 •		1,046	1,022
First Franklin Mortgage Loan Trust
4.673% due 12/25/2037 •		1,133	1,081
5.158% due 11/25/2036 •		1,664	1,601
5.323% due 09/25/2035 •		846	838
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		3,452	1,107
Lehman XS Trust 4.404% due 06/25/2036 þ		606	577
Securitized Asset-Backed Receivables LLC Trust 4.953% due 05/25/2036 •		3,395	1,733
Specialty Underwriting & Residential Finance Trust 4.773% due 09/25/2037 •		6,273	3,050

			11,009

OTHER ABS 6.2%
Adagio CLO DAC 3.904% due 10/15/2031 •	EUR	269	277

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

AIMCO CLO 5.897% due 10/17/2034 •		$300	301
Apidos CLO 5.829% due 10/20/2030 •		946	947
Ares European CLO DAC
3.794% due 04/15/2030 •	EUR	182	188
3.844% due 10/15/2030 •		87	90
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •		924	957
BlueMountain Fuji EUR CLO DAC 4.094% due 01/15/2033 •		3,199	3,313
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~		385	398
CIFC European Funding CLO DAC 4.234% due 01/15/2034 •		4,300	4,460
Crestline Denali CLO Ltd. 5.909% due 04/20/2030 •		$152	152
CVC Cordatus Loan Fund DAC 3.799% due 09/22/2034 •	EUR	1,100	1,135
Dryden Euro CLO DAC 4.195% due 01/17/2033 •		1,612	1,668
Elevation CLO Ltd. 5.837% due 10/25/2030 •		$538	539
GoldenTree Loan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		2,000	2,007
Harvest CLO DAC 3.944% due 07/15/2031 •	EUR	731	757
Hayfin Emerald CLO 3.975% due 11/17/2037 •		1,100	1,140
KKR CLO Ltd.
5.868% due 07/15/2030 •		$236	237
6.098% due 01/15/2031 •		247	247
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		400	401
MidOcean Credit CLO 5.833% due 02/20/2031 •		292	292
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		377	378
Octagon Investment Partners Ltd. 5.778% due 02/14/2031 •		782	785
Palmer Square Loan Funding Ltd. 5.718% due 10/15/2029 •		157	157
Rad CLO Ltd. 6.016% due 07/24/2032 •		3,640	3,641
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		600	602
Symphony CLO Ltd. 5.812% due 04/18/2033 •		1,800	1,806
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		3,035	3,040
Toro European CLO DAC 3.919% due 10/15/2030 •	EUR	26	27
Voya CLO Ltd. 6.128% due 10/15/2030 •		$186	187
Voya Euro CLO DAC 4.144% due 07/15/2035 •	EUR	700	724

			30,853

Total Asset-Backed Securities (Cost $76,962)			72,278

SOVEREIGN ISSUES 10.4%
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	5,037	3,714
France Government International Bond 0.100% due 07/25/2038 (c)	EUR	118	104
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		1,222	1,207
1.400% due 05/26/2025 (c)		30,266	31,301
1.800% due 05/15/2036 (c)		408	420
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	707,072	4,671
0.100% due 03/10/2029 (c)		1,485,847	9,845
Mexico Government International Bond 4.000% due 08/24/2034 (c)	MXN	8,344	355

Total Sovereign Issues (Cost $58,043)			51,617

		SHARES
COMMON STOCKS 0.7%
CONSUMER DISCRETIONARY 0.7%
Hilton Worldwide Holdings, Inc.		6,905	1,707

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Marriott International, Inc. 'A'	6,174	1,722

Total Common Stocks (Cost $1,569)		3,429

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(d)	917,000	920

Total Preferred Securities (Cost $917)		920

REAL ESTATE INVESTMENT TRUSTS 43.4%
REAL ESTATE 43.4%
Alexandria Real Estate Equities, Inc.	9,182	896
American Homes 4 Rent 'A'	173,384	6,488
American Tower Corp.	7,117	1,305
Americold Realty Trust, Inc.	235,419	5,038
AvalonBay Communities, Inc.	73,624	16,195
Brixmor Property Group, Inc.	44,142	1,229
BXP, Inc.	24,811	1,845
Camden Property Trust	49,451	5,738
COPT Defense Properties	67,997	2,104
Crown Castle, Inc.	31,671	2,874
CubeSmart	25,300	1,084
DiamondRock Hospitality Co.	407,916	3,683
Digital Realty Trust, Inc.	26,763	4,746
Equinix, Inc.	367	346
Equity LifeStyle Properties, Inc.	15,494	1,032
Equity Residential	12,158	872
Essential Properties Realty Trust, Inc.	129,819	4,061
Essex Property Trust, Inc.	18,829	5,375
Extra Space Storage, Inc.	16,957	2,537
Federal Realty Investment Trust	39,300	4,400
First Industrial Realty Trust, Inc.	138,693	6,953
Gaming & Leisure Properties, Inc.	112,656	5,426
Healthcare Realty Trust, Inc.	181,124	3,070
Healthpeak Properties, Inc.	379,154	7,685
Highwoods Properties, Inc.	74,936	2,292
Host Hotels & Resorts, Inc.	170,158	2,981
InvenTrust Properties Corp.	64,892	1,955
Invitation Homes, Inc.	126,277	4,037
Kilroy Realty Corp.	55,599	2,249
Kimco Realty Corp.	197,530	4,628
Lineage, Inc.	51,241	3,001
Mid-America Apartment Communities, Inc.	19,883	3,073
Omega Healthcare Investors, Inc.	124,567	4,715
Park Hotels & Resorts, Inc.	1,442	20
Prologis, Inc.	52,572	5,557
Public Storage	4,082	1,222
Realty Income Corp.	107,738	5,754
Regency Centers Corp.	91,586	6,771
Rexford Industrial Realty, Inc.	90,682	3,506
RLJ Lodging Trust	463,657	4,734
Ryman Hospitality Properties, Inc.	46,262	4,827
SBA Communications Corp.	1,441	294
Simon Property Group, Inc.	29,675	5,110
SL Green Realty Corp.	22,829	1,551
Sun Communities, Inc.	41,890	5,151
Sunstone Hotel Investors, Inc.	337,811	4,000
UDR, Inc.	164,746	7,152
Ventas, Inc.	93,351	5,497
VICI Properties, Inc.	139,593	4,078
Welltower, Inc.	200,411	25,258
WP Carey, Inc.	17,459	951

Total Real Estate Investment Trusts (Cost $180,286)		215,346

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.510% due 02/06/2025 (a)(b)(i)	$51	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $51)		51

Total Investments in Securities (Cost $981,288)		998,275

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	1,675,465	16,314

Total Short-Term Instruments (Cost $16,314)		16,314

Total Investments in Affiliates (Cost $16,314)		16,314

Total Investments 204.6% (Cost $997,602)		$1,014,589
Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $574)		1,518
Other Assets and Liabilities, net (104.9)%		(520,309)

Net Assets 100.0%		$495,798

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Zero coupon security.
(b)				Coupon represents a yield to maturity.
(c)				Principal amount of security is adjusted for inflation.
(d)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.590%		12/19/2024	01/06/2025	$(22,316)	$(22,356)
BOO	4.560		12/24/2024	01/15/2025	(41,446)	(41,493)
BSN	4.580		12/19/2024	01/06/2025	(8,778)	(8,793)
CIB	4.590		12/19/2024	01/03/2025	(328,690)	(329,277)
DEU	4.470		01/02/2025	01/03/2025	(8,854)	(8,854)
STR	4.570		01/02/2025	01/03/2025	(60,086)	(60,086)
	4.750		12/31/2024	01/02/2025	(80,902)	(80,924)

Total Reverse Repurchase Agreements						$(551,783)

(e)				Securities with an aggregate market value of $483,844 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(469,982) at a weighted average interest rate of 5.198%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	379	$96,159	$30	$39	$0
Australia Government 10-Year Bond March Futures	03/2025	87	6,078	(81)	44	(37)
Euro-Bobl March Futures	03/2025	83	10,133	(71)	18	0
Euro-BTP March Futures	03/2025	37	4,598	(51)	5	0
Euro-Buxl 30-Year Bond March Futures	03/2025	39	5,360	(286)	49	0
Japan Government 10-Year Bond March Futures	03/2025	1	902	(4)	1	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	204	24,257	(766)	0	(97)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	262	29,164	(488)	0	(65)

				$(1,717)	$156	$(200)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	379	$(96,248)	$(120)	$5	$(10)
Euro-Bund March Futures	03/2025	160	(22,116)	377	0	(70)
Euro-Oat March Futures	03/2025	98	(12,527)	229	0	(15)
Euro-Schatz March Futures	03/2025	150	(16,623)	31	0	(6)
Gold 100 oz. February Futures	02/2025	8	(2,113)	62	0	(18)
Short Euro-BTP Italy Government Bond March Futures	03/2025	104	(11,572)	10	1	0
U.S. Treasury 2-Year Note March Futures	03/2025	744	(152,973)	(21)	13	0
U.S. Treasury 5-Year Note March Futures	03/2025	357	(37,951)	153	39	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury 10-Year Note March Futures				03/2025	142		(15,443)	151		31	0
U.S. Treasury Long-Term Bond March Futures				03/2025	600		(68,306)	1,631		150	0

								$2,503		$239	$(119)

Total Futures Contracts								$786		$395	$(319)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	22,500	$271	$(353)	$(82)	$15	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	23	19	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	64	50	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	92	59	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	6	48	54	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025		$29,300	(157)	247	90	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025		4,800	(26)	41	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		57,600	101	(130)	(29)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		10,600	(2)	983	981	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(2,655)	(3,216)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	528	527	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(1,278)	(1,540)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,800	(145)	(1,430)	(1,575)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(851)	(850)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,357	2,903	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(481)	(481)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,173	1,434	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	1,967	2,168	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	182	265	4	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	67,975	465	481	946	197	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		15,724	27	(402)	(375)	0	(75)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		99,000	20	42	62	0	(2)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(55)	(63)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(135)	(157)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(56)	(70)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(86)	(100)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(38)	(44)	1	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,359	1,588	0	(11)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	1,668	1,670	0	(11)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,180	3,722	0	(25)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	6	6	0	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(55)	(40)	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(859)	(893)	7	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(82)	(28)	0	(9)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(64)	(87)	0	(5)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	(2)	(2)	0	0
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	53	53	1	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,600	(2)	(52)	(54)	0	(4)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(18)	(19)	0	(1)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	(20)	(6)	0	(1)
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(227)	(227)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	5	5	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	39	26	0	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	34	35	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	4	4	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	118	118	1	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	145	146	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	97	101	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	191	194	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	50	50	0	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(43)	(43)	0	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		$2,200	0	(3)	(3)	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	260	260	1	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	177	177	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	383	384	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	9	9	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,438	1,438	3	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	681	681	2	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(979)	(959)	0	(4)
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(306)	(306)	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(457)	(457)	0	(4)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(470)	(470)	0	(4)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,834)	(1,834)	0	(15)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(323)	(324)	0	(3)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(952)	(952)	0	(6)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(941)	(936)	0	(6)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,094)	(1,094)	0	(7)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,844	2,865	38	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(62)	(57)	3	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	2,300	13	(22)	(9)	0	(4)
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	(8)	(8)	0	(2)

							$1,569	$4,146	$5,715	$336	$(274)

Total Swap Agreements							$1,569	$4,146	$5,715	$336	$(274)

(g)

Securities with an aggregate market value of $1,335 and cash of $6,195 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received		Asset		Liability

AZD	01/2025			SGD	146		$108		$2		$0
	01/2025				$77		NZD	132	0		(4)
BOA	01/2025			CNH	449		$62		0		0
	01/2025			JPY	514,076		3,372		101		0
	01/2025			SGD	199		148		2		0
	01/2025				$1,116		GBP	878	0		(17)
	01/2025				19		IDR	308,229	0		0
	01/2025				49		KRW	69,592	0		(2)
	01/2025				2,053		PLN	8,341	0		(36)
	01/2025				160		ZAR	2,892	0		(7)
BPS	01/2025			AUD	455		$288		7		0
	01/2025			CNH	6,275		866		11		0
	01/2025			IDR	1,852,756		113		0		(1)
	01/2025			INR	13,639		159		0		0
	01/2025			KRW	4,367,614		3,049		91		0
	01/2025			SGD	168		125		2		0
	01/2025			TWD	24,153		753		19		0
	01/2025				$369		CNH	2,693	0		(2)
	01/2025				1,054		IDR	16,882,464	0		(12)
	01/2025				1,559		INR	132,530	0		(14)
	01/2025				193		KRW	286,673	1		0
	01/2025				475		PLN	1,935	0		(7)
	01/2025				193		TWD	6,261	0		(3)
	01/2025				3,959		ZAR	70,928	0		(206)
	02/2025			CNH	2,915		$402		5		0
	03/2025			ILS	899		252		4		0
	03/2025			KRW	285,934		193		0		(1)
	03/2025				$113		IDR	1,858,373	1		0
	03/2025				159		INR	13,709	0		0
	03/2025				175		MXN	3,592	0		(5)
	04/2025			TWD	6,224		$193		3		0
	05/2025			CNH	3,617		498		3		0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

BRC	01/2025	CAD	8,136		5,778	116	0
	01/2025		$507	AUD	790	0	(18)
	01/2025		538	EUR	508	0	(12)
	01/2025		183	IDR	2,867,006	0	(6)
	03/2025	ILS	713		$200	4	0
	03/2025	MXN	13,010		636	20	0
CBK	01/2025	CNH	94		13	0	0
	01/2025	IDR	2,256,526		140	0	0
	01/2025	INR	133,033		1,560	9	0
	01/2025	KRW	1,106,597		801	51	0
	01/2025	TWD	54,411		1,709	55	0
	01/2025		$1,682	DKK	11,925	0	(25)
	01/2025		262	IDR	4,149,795	0	(5)
	01/2025		1,662	INR	140,624	0	(22)
	01/2025		153	KRW	224,460	0	(1)
	03/2025	KRW	223,907		$153	1	0
	03/2025	MXN	2,225		109	3	0
	03/2025		$140	IDR	2,263,163	0	(1)
	03/2025		1,560	INR	133,630	0	(11)
DUB	01/2025	KRW	988,428		$709	40	0
	01/2025		$140	KRW	198,256	0	(6)
	01/2025		189	PLN	773	0	(2)
	02/2025		349	MXN	7,055	0	(13)
FAR	01/2025	AUD	2,676		$1,737	80	0
	01/2025	TWD	809		25	0	0
GLM	01/2025	KRW	455,109		331	23	0
	01/2025	MXN	3,006		144	0	0
	01/2025	TWD	39,956		1,235	21	0
	01/2025		$655	IDR	10,452,789	0	(9)
	01/2025		932	INR	79,358	0	(7)
	01/2025		213	PLN	866	0	(3)
	02/2025		157	MXN	3,198	0	(5)
IND	01/2025	DKK	32,225		$4,555	77	0
JPM	01/2025	CNH	5,656		782	11	0
	01/2025	IDR	185,024		11	0	0
	01/2025	JPY	423,496		2,828	134	0
	01/2025	TWD	15,944		492	7	0
	01/2025		$20	IDR	320,090	0	0
	01/2025		274	INR	23,235	0	(3)
	01/2025		229	PLN	931	0	(3)
	03/2025		11	IDR	185,602	0	0
MBC	01/2025	AUD	2,211		$1,396	27	0
	01/2025	CAD	2,823		1,973	8	0
	01/2025	CHF	3,663		4,142	102	0
	01/2025	CNH	990		136	1	0
	01/2025	EUR	47,390		49,932	819	0
	01/2025	INR	5,739		67	0	0
	01/2025	KRW	1,375,890		990	58	0
	01/2025	TWD	27,197		838	12	0
	01/2025		$194	CNH	1,413	0	(1)
	01/2025		199	INR	16,872	0	(3)
	01/2025		129	PLN	528	0	(2)
	01/2025		301	TWD	9,782	0	(3)
	03/2025	ILS	227		$64	1	0
	03/2025		$67	INR	5,769	0	0
	04/2025	TWD	9,727		$301	4	0
	05/2025	CNH	2,352		324	2	0
MYI	01/2025	DKK	10,858		1,535	26	0
	01/2025		$113	IDR	1,790,472	0	(2)
	01/2025		932	INR	79,359	0	(7)
	01/2025		101	PLN	412	0	(1)
NGF	01/2025		334	IDR	5,324,484	0	(5)
SCX	01/2025	CNH	2,806		$388	6	0
	01/2025	GBP	635		806	11	0
	01/2025	SGD	58		43	1	0
	01/2025	TWD	37,515		1,159	18	0
	01/2025		$1,438	IDR	23,035,666	0	(15)
	01/2025		552	INR	46,669	0	(8)
	01/2025		39	KRW	57,068	0	0
	01/2025		159	TWD	5,177	0	(1)
	02/2025	CNH	22,238		$3,056	23	0
	03/2025	KRW	56,924		39	0	0
	04/2025	TWD	5,152		159	1	0
	05/2025	CNH	1,962		272	4	0
SOG	01/2025		$486	PLN	1,975	0	(8)
TOR	01/2025	JPY	811,893		$5,396	232	0
UAG	01/2025		479,311		3,211	162	0
	01/2025	NOK	1,963		177	4	0
	01/2025		$240	PLN	977	0	(4)

Total Forward Foreign Currency Contracts						$2,426	$(529)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(153)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(68)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(4)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,800	(287)	(348)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,800	(287)	(28)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	2,600	(13)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	2,600	(18)	(33)

$(709)	$(482)

Total Written Options	$(995)	$(635)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYI	Receive	DWRTFT Index	5,203	4.710% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$70,647	$0	$(308)	$0	$(308)
Receive	DWRTFT Index	1,282	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025	17,407	0	(77)	0	(77)
Receive	DWRTFT Index	483	5.180% (FEDL01 plus a specified spread)	Monthly	11/19/2025	6,558	0	(23)	0	(23)

$0	$(408)	$0	$(408)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Equity Residential	152,544	4.930% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$10,946	$0	$(49)	$0	$(49)
JPM	Receive	Equinix, Inc.	30,764	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	29,007	0	(128)	0	(128)
Receive	Park Hotels and Resorts, Inc.	117,517	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	1,653	0	69	69	0
Receive	Realty Income Corp.	145,627	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	7,778	0	(36)	0	(36)
Receive	Prologis,Inc.	195,037	4.780% (FEDL01 plus a specified spread)	Monthly	10/08/2025	20,615	0	94	94	0
MYI	Receive	Crown Castle, Inc.	10,000	4.730% (FEDL01 plus a specified spread)	Monthly	03/12/2025	908	0	11	11	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	Digital Realty Trust, Inc.	77,376	4.530% (FEDL01 plus a specified spread)	Monthly	03/12/2025	13,721	0	35	35	0
	Receive	Extra Space Storage, Inc.	30,638	4.530% (FEDL01 plus a specified spread)	Monthly	03/12/2025	4,583	0	29	29	0
	Receive	Prologis, Inc.	71,000	4.730% (FEDL01 plus a specified spread)	Monthly	03/12/2025	7,505	0	34	34	0
	Receive	PSA Treasury Pte Ltd.	61,855	4.630% (FEDL01 plus a specified spread)	Monthly	03/12/2025	18,522	0	100	100	0
	Receive	Simon Property Group, Inc.	97,414	4.730% (FEDL01 plus a specified spread)	Monthly	03/12/2025	16,776	0	132	132	0
	Receive	Vici Properities, Inc.	128,600	4.730% (FEDL01 plus a specified spread)	Monthly	03/12/2025	3,756	0	39	39	0
	Receive	Alexandria Real Estate Equities, Inc.	2,663	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	260	0	2	2	0
	Receive	American Homes 4 Rent	123,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	4,603	0	13	13	0
	Receive	American Tower Corp.	18,500	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	3,393	0	14	14	0
	Receive	Equity LifeStyle Properties, Inc.	123,400	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	8,218	0	23	23	0
	Receive	First Industrial Realty Trust, Inc.	41,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	2,055	0	6	6	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	2,601	0	30	30	0
	Receive	Invitation Homes, Inc.	288,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	9,207	0	43	43	0
	Receive	Prologis, Inc.	42,750	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	4,519	0	20	20	0
	Receive	Rexford Industrial Realty, Inc.	41,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,585	0	10	10	0
	Receive	SBA Communications Corp.	17,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	3,465	0	(16)	0	(16)
	Receive	Sun Communities, Inc.	14,000	4.780% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,722	0	6	6	0
	Receive	Host Hotels and Resorts,Inc.	105,009	4.480% (FEDL01 plus a specified spread)	Monthly	10/08/2025	1,840	0	24	24	0
	Receive	Alexandria Real Estate Equities, Inc.	23,342	4.680% (FEDL01 plus a specified spread)	Monthly	10/15/2025	2,277	0	20	20	0

								$0	$525	$754	$(229)

Total Swap Agreements								$0	$117	$754	$(637)

(i)

Securities with an aggregate market value of $26,779 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,073	$0	$6,073
Industrials	0	157	0	157
U.S. Government Agencies	0	70,291	0	70,291
U.S. Treasury Obligations	0	574,439	0	574,439
Non-Agency Mortgage-Backed Securities	0	3,674	0	3,674
Asset-Backed Securities
CMBS Other	0	1,457	0	1,457
Home Equity Other	0	26,044	0	26,044
Manufact House ABS Other	0	2,915	0	2,915
Whole Loan Collateral	0	11,009	0	11,009
Other ABS	0	30,853	0	30,853
Sovereign Issues	0	51,617	0	51,617
Common Stocks
Consumer Discretionary	3,429	0	0	3,429
Preferred Securities
Banking & Finance	0	920	0	920
Real Estate Investment Trusts
Real Estate	215,346	0	0	215,346
Short-Term Instruments
U.S. Treasury Bills	0	51	0	51

	$218,775	$779,500	$0	$998,275
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,314	$0	$0	$16,314

Total Investments	$235,089	$779,500	$0	$1,014,589

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	162	569	0	731
Over the counter	0	3,180	0	3,180

	$162	$3,749	$0	$3,911
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(157)	(436)	0	(593)
Over the counter	0	(1,801)	0	(1,801)

	$(157)	$(2,237)	$0	$(2,394)

Total Financial Derivative Instruments	$5	$1,512	$0	$1,517

Totals	$235,094	$781,012	$0	$1,016,106

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0% ¤
CORPORATE BONDS & NOTES 53.9%
BANKING & FINANCE 35.1%
AerCap Ireland Capital DAC 3.500% due 01/15/2025	$9,365	$9,360
Ally Financial, Inc. 5.800% due 05/01/2025	2,460	2,463
American Express Co.
5.188% (SOFRINDX + 0.650%) due 11/04/2026 ~	12,000	12,009
5.372% (SOFRINDX + 0.930%) due 03/04/2025 ~	598	598
American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~	8,600	8,607
5.049% due 02/12/2025 •	26,580	26,589
American Tower Corp.
2.400% due 03/15/2025	1,393	1,386
2.950% due 01/15/2025	2,750	2,748
4.000% due 06/01/2025	21,202	21,108
ANZ New Zealand International Ltd. 5.127% (SOFRRATE + 0.600%) due 02/18/2025 ~	1,000	1,000
Athene Global Funding
1.716% due 01/07/2025	11,732	11,727
2.550% due 06/29/2025	1,650	1,633
5.395% (SOFRINDX + 0.715%) due 01/07/2025 ~	11,600	11,601
Australia & New Zealand Banking Group Ltd.
5.039% (SOFRRATE + 0.560%) due 03/18/2026 ~	2,671	2,678
5.447% (SOFRRATE + 0.750%) due 07/03/2025 ~	525	526
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025	19,582	19,519
Bank of America Corp.
5.586% (TSFR3M + 1.032%) due 02/05/2026 ~	8,510	8,517
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~	4,987	5,001
Bank of Montreal
5.034% (SOFRINDX + 0.620%) due 09/15/2026 ~	195	195
5.119% (SOFRINDX + 0.465%) due 01/10/2025 ~	200	200
5.348% (SOFRINDX + 0.950%) due 09/25/2025 ~	1,075	1,081
5.493% (SOFRINDX + 1.060%) due 06/07/2025 ~	4,877	4,893
Bank of Nova Scotia 5.549% (SOFRINDX + 0.900%) due 04/11/2025 ~	5,575	5,585
Banque Federative du Credit Mutuel SA
4.524% due 07/13/2025	1,704	1,702
4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~	21,250	21,254
BNP Paribas SA 3.375% due 01/09/2025	8,847	8,845
BPCE SA
2.375% due 01/14/2025	4,373	4,369
4.500% due 03/15/2025	200	200
5.214% (SOFRRATE + 0.570%) due 01/14/2025 ~	15,580	15,582
5.357% (SOFRRATE + 0.960%) due 09/25/2025 ~	4,805	4,826
Brighthouse Financial Global Funding 1.750% due 01/13/2025	2,125	2,123
Canadian Imperial Bank of Commerce 5.620% (SOFRINDX + 0.940%) due 04/07/2025 ~	7,162	7,176
Citigroup Global Markets Holdings, Inc. 4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~	22,500	22,561
Citigroup, Inc.
2.014% due 01/25/2026 •	3,400	3,393
5.928% (SOFRRATE + 1.528%) due 03/17/2026 ~	22,000	22,058
CNO Global Funding 1.650% due 01/06/2025	8,260	8,257
Commonwealth Bank of Australia 5.081% (SOFRRATE + 0.400%) due 07/07/2025 ~(c)	30,000	30,026
Cooperatieve Rabobank UA
5.314% (SOFRINDX + 0.700%) due 07/18/2025 ~	3,000	3,008
5.369% (SOFRINDX + 0.710%) due 01/09/2026 ~(c)	27,000	27,115
Corebridge Financial, Inc. 3.500% due 04/04/2025	23,004	22,924
Crown Castle, Inc. 1.350% due 07/15/2025	253	248
Danske Bank AS 6.466% due 01/09/2026 •	23,179	23,184
DBS Group Holdings Ltd. 5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~	16,500	16,544
Deutsche Bank AG
2.129% due 11/24/2026 •	5,000	4,873

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

4.162% due 05/13/2025	5,570	5,555
DNB Bank ASA 1.127% due 09/16/2026 •	3,045	2,965
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	8,355	8,328
4.134% due 08/04/2025	3,900	3,877
4.687% due 06/09/2025	4,200	4,191
5.125% due 06/16/2025	18,553	18,547
GA Global Funding Trust 3.850% due 04/11/2025	21,477	21,411
General Motors Financial Co., Inc.
2.750% due 06/20/2025	5,400	5,348
2.900% due 02/26/2025	12,800	12,755
4.000% due 01/15/2025	4,316	4,314
4.350% due 04/09/2025	2,500	2,496
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~	265	266
Goldman Sachs Group, Inc. 5.955% (TSFR3M + 1.432%) due 05/15/2026 ~	863	866
HSBC Holdings PLC
2.999% due 03/10/2026 •	13,319	13,268
5.868% (SOFRRATE + 1.430%) due 03/10/2026 ~	450	450
ING Groep NV
3.869% due 03/28/2026 •	18,426	18,378
6.038% due 03/28/2026 •	5,620	5,637
Jackson National Life Global Funding 1.750% due 01/12/2025	9,455	9,447
John Deere Capital Corp. 5.102% due 10/22/2025 •	3,900	3,909
JPMorgan Chase & Co.
2.005% due 03/13/2026 •	4,800	4,773
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~	15,058	15,074
5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~	3,150	3,162
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	3,160	3,152
3.511% due 03/18/2026 •	21,312	21,238
Mitsubishi UFJ Financial Group, Inc.
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~	8,240	8,247
6.097% (SOFRRATE + 1.440%) due 04/17/2026 ~	1,752	1,758
Mizuho Financial Group, Inc. 5.486% (SOFRRATE + 0.960%) due 05/22/2026 ~	9,450	9,473
Morgan Stanley
2.188% due 04/28/2026 •	5,000	4,956
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~	1,442	1,444
Morgan Stanley Bank NA 5.412% (SOFRRATE + 0.780%) due 07/16/2025 ~	2,703	2,709
NatWest Markets PLC 5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~	15,500	15,539
New York Life Global Funding 5.193% (SOFRRATE + 0.650%) due 05/02/2025 ~	500	501
Nomura Holdings, Inc.
1.851% due 07/16/2025	6,600	6,492
2.648% due 01/16/2025	11,045	11,035
5.099% due 07/03/2025	136	136
Nordea Bank Abp
5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~	5,800	5,817
5.486% (SOFRRATE + 0.960%) due 06/06/2025 ~	2,800	2,808
Pacific Life Global Funding 5.274% due 06/16/2025 •	800	803
PNC Bank NA 4.870% (SOFRRATE + 0.500%) due 01/15/2027 ~	10,400	10,406
Principal Life Global Funding 5.355% due 08/28/2025 •	1,090	1,094
Protective Life Global Funding 5.378% (SOFRRATE + 0.980%) due 03/28/2025 ~	1,865	1,869
Reliance Standard Life Global Funding 2.750% due 05/07/2025	2,310	2,293
Royal Bank of Canada
5.051% (SOFRINDX + 0.440%) due 01/21/2025 ~	4,293	4,293
5.484% (SOFRINDX + 0.840%) due 04/14/2025 ~	2,400	2,404
Skandinaviska Enskilda Banken AB 5.393% (SOFRRATE + 0.960%) due 06/09/2025 ~	29,000	29,088
Societe Generale SA 5.661% (SOFRRATE + 1.050%) due 01/21/2026 ~	3,300	3,301
Standard Chartered PLC
2.819% due 01/30/2026 •	13,330	13,304
3.971% due 03/30/2026 •	2,900	2,890
6.270% (SOFRRATE + 1.740%) due 03/30/2026 ~	9,215	9,240
Sumitomo Mitsui Financial Group, Inc. 6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~	10,880	11,012
Svenska Handelsbanken AB 5.348% (SOFRRATE + 0.910%) due 06/10/2025 ~	24,850	24,920
Swedbank AB 5.596% (SOFRINDX + 0.910%) due 04/04/2025 ~	2,400	2,404
Toronto-Dominion Bank
5.064% (SOFRRATE + 0.410%) due 01/10/2025 ~	22,115	22,116
5.455% (SOFRRATE + 1.020%) due 06/06/2025 ~	1,100	1,103

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Toyota Motor Credit Corp.
4.670% due 02/24/2025 •	631	631
5.214% (SOFRRATE + 0.560%) due 01/10/2025 ~	3,168	3,168
5.332% (SOFRRATE + 0.650%) due 01/05/2026 ~	2,000	2,006
UBS AG 5.730% (SOFRINDX + 1.260%) due 02/21/2025 ~	3,200	3,205
UBS Group AG 6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~	4,260	4,275
VICI Properties LP
4.375% due 05/15/2025	8,103	8,087
4.625% due 06/15/2025	5,177	5,164
Wells Fargo & Co. 5.898% (SOFRRATE + 1.320%) due 04/25/2026 ~	4,105	4,120
Wells Fargo Bank NA 5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~	17,100	17,159
Westpac Banking Corp. 5.517% (SOFRRATE + 1.000%) due 08/26/2025 ~	225	226

		860,195

INDUSTRIALS 13.7%
Bacardi Ltd. 4.450% due 05/15/2025	10,500	10,483
Bayer U.S. Finance LLC
2.850% due 04/15/2025	3,654	3,623
4.250% due 12/15/2025	2,000	1,987
BMW U.S. Capital LLC 5.233% (SOFRINDX + 0.840%) due 04/01/2025 ~	1,868	1,871
Carrier Global Corp. 2.242% due 02/15/2025	12,280	12,232
Cox Communications, Inc. 3.850% due 02/01/2025	300	300
DAE Funding LLC 2.625% due 03/20/2025	12,073	11,982
Elevance Health, Inc. 2.375% due 01/15/2025	1,220	1,219
Enbridge, Inc. 2.500% due 02/14/2025	1,814	1,809
Energy Transfer LP
2.900% due 05/15/2025	28,200	27,988
4.050% due 03/15/2025	2,648	2,643
Expedia Group, Inc. 6.250% due 05/01/2025	7,518	7,523
Global Payments, Inc. 2.650% due 02/15/2025	11,754	11,718
Haleon U.K. Capital PLC 3.125% due 03/24/2025	25,155	25,057
HCA, Inc.
5.250% due 04/15/2025	4,800	4,805
5.375% due 02/01/2025	21,349	21,354
7.690% due 06/15/2025	5,000	5,060
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	18,800	18,722
Hyundai Capital America 5.688% due 08/04/2025 •	14,800	14,858
J M Smucker Co. 3.500% due 03/15/2025	5,588	5,572
Leidos, Inc. 3.625% due 05/15/2025	9,735	9,690
Mercedes-Benz Finance North America LLC 5.327% (SOFRRATE + 0.930%) due 03/30/2025 ~	665	666
Microchip Technology, Inc. 4.250% due 09/01/2025	13,000	12,950
MPLX LP 4.875% due 06/01/2025	9,476	9,471
NXP BV 2.700% due 05/01/2025	1,100	1,093
Oracle Corp. 2.950% due 05/15/2025	5,000	4,966
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	548	547
Reynolds American, Inc. 4.450% due 06/12/2025	5,619	5,605
Rogers Communications, Inc. 2.950% due 03/15/2025	19,075	18,972
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025	600	600
T-Mobile USA, Inc. 3.500% due 04/15/2025	29,882	29,751
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	6,750	6,726
The Campbell's Company 3.950% due 03/15/2025	1,021	1,019
VMware LLC 4.500% due 05/15/2025	15,000	14,981

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Volkswagen Group of America Finance LLC
3.950% due 06/06/2025	1,500	1,494
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~	955	955
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~	4,162	4,171
Woodside Finance Ltd. 3.650% due 03/05/2025	14,225	14,196
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	4,810	4,797
Zoetis, Inc.
4.500% due 11/13/2025	1,700	1,699
5.400% due 11/14/2025	200	201

		335,356

UTILITIES 5.1%
AES Corp. 3.300% due 07/15/2025	5,000	4,961
American Electric Power Co., Inc.
1.000% due 11/01/2025	2,500	2,424
5.699% due 08/15/2025	2,200	2,210
Arizona Public Service Co. 3.150% due 05/15/2025	2,379	2,364
Avangrid, Inc. 3.200% due 04/15/2025	10,407	10,356
DTE Energy Co. 1.050% due 06/01/2025	7,555	7,440
Edison International 4.950% due 04/15/2025	8,070	8,065
Enel Finance International NV
4.500% due 06/15/2025	4,860	4,847
7.050% due 10/14/2025	1,000	1,016
Entergy Corp. 0.900% due 09/15/2025	5,500	5,350
Exelon Corp. 3.950% due 06/15/2025	6,734	6,706
FirstEnergy Corp. 2.050% due 03/01/2025	1,275	1,268
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	25,237	25,293
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025	1,398	1,400
ONEOK, Inc. 3.200% due 03/15/2025	3,434	3,420
Pacific Gas & Electric Co.
3.450% due 07/01/2025	7,300	7,244
3.500% due 06/15/2025	8,442	8,384
4.950% due 06/08/2025	6,800	6,804
Sempra 3.300% due 04/01/2025	15,469	15,407

		124,959

Total Corporate Bonds & Notes (Cost $1,318,587)		1,320,510

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
2.800% due 06/01/2025 (c)	12,589	12,466
4.249% due 08/25/2050 •	1,854	1,810
4.630% due 11/05/2027 •(c)	12,000	12,004
4.983% due 04/25/2036 - 06/25/2042 •	754	741
5.033% due 07/25/2036 - 06/25/2043 •	134	132
5.083% due 02/25/2042 •	240	237
5.133% due 08/25/2049 •	247	242
5.183% due 02/25/2042 •	188	186
5.203% due 03/25/2042 •	30	30
5.223% due 07/25/2037 •	35	35
5.233% due 10/25/2041 •	60	59
5.319% due 11/25/2044 - 09/25/2055 •	11,434	11,313
5.369% due 09/25/2049 •	3,905	3,793
5.539% due 08/25/2054 •	10,165	10,188
5.769% due 05/25/2050 •	4,732	4,718
7.086% due 05/01/2038 •(c)	1,941	2,019
Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	20,588	17,160
5.012% due 04/15/2037 •	153	150
5.042% due 07/15/2037 •	156	154
5.112% due 03/15/2040 - 11/15/2043 •	260	257
5.162% due 06/15/2049 •	2,014	1,975
5.212% due 08/15/2041 •	7	7
5.216% due 08/25/2027 •	10,000	10,003
5.232% due 12/15/2041 •	210	208
5.262% due 09/15/2037 - 11/15/2041 •	354	351
5.289% due 05/15/2038 •	433	440
5.292% due 07/15/2037 •	366	363
5.299% due 05/15/2041 •	448	440
5.309% due 06/15/2040 •	964	934

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

5.312% due 11/15/2037 •	39	38
5.319% due 10/15/2037 •	4,891	4,806
5.539% due 08/25/2054 •	10,871	10,932
5.662% due 01/15/2032 •	93	94
5.669% due 11/25/2054 •	19,563	19,421
5.712% due 01/15/2039 •	23	23
6.297% due 05/15/2033 •	81	82
Ginnie Mae
4.795% due 04/20/2037 •	391	386
4.935% due 06/20/2049 •	3,993	3,921
4.945% due 05/20/2049 •	1,335	1,300
5.087% due 07/20/2043 •	306	296
5.166% due 01/20/2068 •	71	71
5.212% due 01/16/2040 •	590	590
5.225% due 02/20/2040 •	461	461
5.235% due 03/20/2040 •	1,417	1,418
5.236% due 08/20/2065 •	409	408
5.255% due 04/20/2040 - 02/20/2074 •	8,366	8,360
5.266% due 12/20/2060 - 07/20/2064 •	413	412
5.285% due 03/20/2040 •	1,113	1,116
5.336% due 04/20/2062 •	111	111
5.446% due 08/20/2061 •	20	21
5.466% due 10/20/2065 •	2	3
5.516% due 08/20/2067 •	596	598
5.536% due 02/20/2066 •	3	3
6.111% due 09/20/2067 •	733	741
7.126% due 06/20/2071 •(c)	4,480	4,568
7.755% due 09/20/2066 ~	1,937	1,974

Total U.S. Government Agencies (Cost $159,187)		154,569

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •	490	487
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	3,019	2,638
Barclays Commercial Mortgage Securities Trust 5.695% due 07/15/2037 •	3,100	3,073
BX Trust 5.241% due 10/15/2036 •	12,823	12,758
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	11,073	9,213
Commercial Mortgage Trust
3.421% due 07/10/2048	159	159
5.445% due 06/15/2034 •	2,700	2,509
CRSNT Commercial Mortgage Trust 5.334% due 04/15/2036 •	15,000	14,858
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	9,396	9,321
GS Mortgage-Backed Securities Trust 5.000% due 01/25/2052 •	735	683
JP Morgan Chase Commercial Mortgage Securities Trust 5.777% due 11/15/2038 •	12,400	12,347
JP Morgan Mortgage Trust 5.919% due 02/25/2055 •	2,329	2,336
Legacy Mortgage Asset Trust 4.991% due 09/25/2060 ~	107	107
MFA Trust 1.381% due 04/25/2065 ~	1,867	1,792
Natixis Commercial Mortgage Securities Trust 3.790% due 11/15/2032 ~	3,398	3,208
OBX Trust
1.957% due 10/25/2061 ~	10,412	8,621
2.305% due 11/25/2061 ~	9,610	8,437
2.783% due 01/25/2062 þ	10,502	9,844
RESIMAC Premier 5.292% due 07/10/2052 •	348	348
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	4,194	3,866
3.750% due 05/25/2058 ~	8,290	8,088
5.453% due 05/25/2058 •	584	598

Total Non-Agency Mortgage-Backed Securities (Cost $123,986)		115,291

ASSET-BACKED SECURITIES 18.4%
AUTOMOBILE ABS OTHER 4.3%
BMW Vehicle Lease Trust
4.969% due 07/27/2026 •	10,695	10,703
4.989% due 01/25/2027 •	7,000	7,007
Citizens Auto Receivables Trust 5.548% due 07/15/2026 •	1,006	1,006
Fifth Third Auto Trust 5.128% due 11/16/2026 •	4,100	4,101

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Ford Credit Auto Lease Trust 4.998% due 02/15/2027 •	9,624	9,631
Ford Credit Auto Owner Trust 4.998% due 04/15/2027 •	20,000	20,014
GM Financial Automobile Leasing Trust 5.075% due 01/20/2027 •	15,000	15,027
Hyundai Auto Lease Securitization Trust 5.198% due 03/16/2026 •	5,456	5,459
Nissan Auto Lease Trust 5.008% due 06/15/2027 •	10,000	10,012
Porsche Innovative Lease Owner Trust 5.045% due 12/21/2026 •	8,000	8,010
Tesla Auto Lease Trust 5.105% due 06/22/2026 •	3,090	3,091
Volkswagen Auto Lease Trust 5.075% due 12/21/2026 •	3,239	3,243
Volkswagen Auto Loan Enhanced Trust 5.125% due 12/21/2026 •	5,527	5,532
World Omni Automobile Lease Securitization Trust 5.028% due 02/16/2027 •	1,692	1,694

		104,530

AUTOMOBILE SEQUENTIAL 4.8%
Ally Auto Receivables Trust 4.460% due 07/15/2027	3,000	3,000
ARI Fleet Lease Trust 5.540% due 04/15/2033	10,000	10,086
CarMax Auto Owner Trust
4.750% due 10/15/2027	866	868
5.340% due 08/16/2027	14,137	14,210
5.440% due 08/15/2025	4,507	4,510
5.650% due 05/17/2027	1,344	1,351
5.720% due 11/16/2026	386	387
Carvana Auto Receivables Trust
5.500% due 08/10/2027	2,258	2,264
6.230% due 01/11/2027	151	151
Chase Auto Owner Trust
4.400% due 11/26/2027	1,900	1,898
5.660% due 05/26/2027	3,307	3,322
Enterprise Fleet Financing LLC 5.613% due 05/20/2025	1,651	1,653
Ford Credit Auto Lease Trust 4.940% due 03/15/2026	2,680	2,681
Harley Davidson Motorcycle Trust
4.620% due 08/16/2027	10,000	10,014
5.650% due 02/16/2027	4,861	4,879
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	2,229	2,232
5.710% due 03/18/2026	1,754	1,758
5.870% due 06/22/2026	4,544	4,562
LAD Auto Receivables Trust
5.440% due 11/16/2026	2,484	2,488
5.930% due 06/15/2027	3,048	3,056
Mercedes-Benz Auto Receivables Trust 4.510% due 11/15/2027	2,763	2,763
SBNA Auto Lease Trust
4.940% due 11/20/2026	2,240	2,244
5.450% due 01/20/2026	4,759	4,767
SCCU Auto Receivables Trust 5.450% due 12/15/2027	4,648	4,665
SFS Auto Receivables Securitization Trust
5.330% due 11/20/2029	8,300	8,387
5.710% due 10/20/2027	5,551	5,578
Tesla Auto Lease Trust 6.020% due 09/22/2025	413	414
USAA Auto Owner Trust 5.250% due 03/15/2027	10,000	10,036
World Omni Auto Receivables Trust 4.660% due 05/15/2028	4,000	4,005

		118,229

CMBS OTHER 0.1%
AREIT Trust 5.576% due 11/17/2038 •	571	571
MF1 Ltd. 5.570% due 10/16/2036 •	2,866	2,859

		3,430

CREDIT CARD BULLET 2.6%
BA Credit Card Trust 5.000% due 04/15/2028	10,000	10,054

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Citibank Credit Card Issuance Trust
5.146% due 12/08/2027 •	10,000	10,022
5.207% due 08/07/2027 •	16,500	16,550
Golden Credit Card Trust 4.310% due 09/15/2027	2,000	1,997
Master Credit Card Trust
5.350% due 01/21/2028 •	20,000	20,069
5.450% due 01/21/2027 •	4,000	4,011

		62,703

CREDIT CARD OTHER 0.5%
Golden Credit Card Trust 1.140% due 08/15/2028	12,000	11,358

HOME EQUITY OTHER 0.0%
Towd Point HE Trust 0.918% due 02/25/2063 ~	1,073	1,047

OTHER ABS 6.1%
ACAS CLO Ltd. 5.784% due 10/18/2028 •	602	602
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •	342	342
BHG Securitization Trust 0.900% due 10/17/2034	258	257
Carlyle Global Market Strategies CLO Ltd. 5.728% due 08/14/2030 •	2,112	2,115
Catamaran CLO Ltd. 5.993% due 04/22/2030 •	4,245	4,253
CBAM Ltd. 5.929% due 04/17/2031 •	5,505	5,514
CIFC Funding Ltd. 5.846% due 10/24/2030 •	241	241
CNH Equipment Trust 5.900% due 02/16/2027	1,726	1,732
Crestline Denali CLO Ltd. 5.909% due 04/20/2030 •	2,278	2,279
Crown Point CLO Ltd. 5.847% due 10/20/2031 •	7,478	7,489
Daimler Trucks Retail Trust 6.030% due 09/15/2025	540	540
DLLAD LLC 5.500% due 08/20/2027	4,985	5,017
DLLMT LLC 5.353% due 08/20/2025	673	674
Dryden Senior Loan Fund 5.918% due 07/15/2030 •	970	972
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •	4,990	4,993
KKR CLO Ltd. 5.868% due 07/15/2030 •	7,970	7,983
Kubota Credit Owner Trust
5.450% due 04/15/2027	10,000	10,076
5.610% due 07/15/2026	9,077	9,107
LCM Ltd. 5.959% due 04/20/2031 •	1,579	1,580
Madison Park Funding Ltd. 6.029% due 04/19/2033 •	5,348	5,358
Magnetite Ltd. 5.806% due 10/15/2031 •	1,425	1,427
MMAF Equipment Finance LLC 5.790% due 11/13/2026	2,890	2,906
Navient Private Education Loan Trust 5.232% (TSFR1M + 0.834%) due 12/15/2059 ~	1,159	1,158
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,937	3,658
1.580% due 04/15/2070	7,284	6,438
1.690% due 05/15/2069	1,549	1,443
2.230% due 07/15/2070	1,067	958
3.130% due 02/15/2068	509	497
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,626	1,507
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •	981	981
Northwoods Capital Ltd. 5.766% due 11/13/2031 •	5,725	5,736
OSD CLO Ltd. 5.779% due 04/17/2031 ~	7,687	7,700
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •	2,480	2,482
PHEAA Student Loan Trust 5.633% due 11/25/2065 •	1,703	1,700

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Race Point CLO Ltd. 5.858% due 10/15/2030 •	1,090	1,092
Saranac CLO Ltd. 5.797% due 08/13/2031 •	647	649
SLM Private Credit Student Loan Trust 4.930% due 12/15/2038 •	1,091	1,066
Sound Point CLO Ltd. 5.906% due 01/25/2032 •	6,000	6,008
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •	565	566
Tesla Sustainable Energy Trust 4.830% due 12/03/2025	1,913	1,914
Venture CLO Ltd.
5.775% due 09/07/2030 •	7,926	7,943
5.869% due 07/20/2030 •	1,391	1,393
Verizon Master Trust
4.890% due 04/13/2028	10,000	10,008
5.275% due 08/20/2030 •	10,000	10,087

		150,441

Total Asset-Backed Securities (Cost $451,928)		451,738

SOVEREIGN ISSUES 4.6%
CDP Financial, Inc. 4.887% (SOFRINDX + 0.400%) due 05/19/2025 ~	26,825	26,846
CPPIB Capital, Inc. 5.965% (SOFRINDX + 1.250%) due 04/04/2025 ~	85,114	85,376

Total Sovereign Issues (Cost $112,156)		112,222

SHORT-TERM INSTRUMENTS 7.1%
CERTIFICATES OF DEPOSIT 0.1%
Credit Agricole Corporate and Investment Bank 5.060% due 08/01/2025 ~	1,600	1,603

COMMERCIAL PAPER 4.7%
AutoNation, Inc. 4.750% due 01/07/2025	24,400	24,377
Avangrid, Inc. 4.720% due 01/07/2025	14,000	13,988
Cencora, Inc.
4.750% due 01/15/2025	9,600	9,582
4.750% due 01/23/2025	8,900	8,874
4.750% due 01/24/2025	5,100	5,084
Crown Castle, Inc. 4.990% due 01/16/2025	24,300	24,248
Hyundai Capital America
4.720% due 01/03/2025	4,600	4,598
4.720% due 01/09/2025	4,800	4,795
Rogers Communications, Inc. 4.930% due 01/23/2025	2,850	2,842
Volkswagen Financial Services
4.720% due 01/28/2025	4,400	4,384
.750% due 01/06/2025	13,400	13,390

		116,162

REPURCHASE AGREEMENTS (a) 1.3%		31,900

MUNICIPAL BONDS & NOTES 1.0%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2024 5.093% due 06/15/2025	$24,000	24,053

Total Municipal Bonds & Notes (Cost $24,000)		24,053

Total Short-Term Instruments (Cost $173,688)		173,718

Total Investments in Securities (Cost $2,339,532)		2,328,048

	SHARES

INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio	3,627,084	35,524
PIMCO Short-Term Floating NAV Portfolio III	6,328,182	61,617

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $97,057)	97,141

Total Investments in Affiliates (Cost $97,057)	97,141

Total Investments 99.0% (Cost $2,436,589)	$2,425,189
Financial Derivative Instruments (b)(c) 0.0%(Cost or Premiums, net $539)	621
Other Assets and Liabilities, net 1.0%	23,792

Net Assets 100.0%	$2,449,602

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.450%	12/31/2024	01/02/2025	$31,900	Federal Home Loan Bank 6.000% due 09/06/2044	$(25,458)	$31,900	$31,908
U.S. Treasury Bonds 1.125% due 05/15/2040	(7,080)	0	0

Total Repurchase Agreements	$(32,538)	$31,900	$31,908

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(8,878) at a weighted average interest rate of 5.479%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	999	$205,404	$(88)	$0	$(16)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	326	$(34,655)	$176	$31	$0
U.S. Treasury 10-Year Note March Futures	03/2025	86	(9,353)	92	19	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	33	(3,924)	127	14	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	157	(17,476)	243	39	0

$638	$103	$0

Total Futures Contracts	$550	$103	$(16)

Cash of $5,087 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	82,600	$19	$25
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	224,500	284	273
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	194,300	236	236

Total Purchased Options	$539	$534

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$860,195	$0	$860,195
Industrials	0	335,356	0	335,356
Utilities	0	124,959	0	124,959
U.S. Government Agencies	0	154,569	0	154,569
Non-Agency Mortgage-Backed Securities	0	115,291	0	115,291
Asset-Backed Securities
Automobile ABS Other	0	104,530	0	104,530
Automobile Sequential	0	118,229	0	118,229
CMBS Other	0	3,430	0	3,430
Credit Card Bullet	0	62,703	0	62,703
Credit Card Other	0	11,358	0	11,358
Home Equity Other	0	1,047	0	1,047
Other ABS	0	150,441	0	150,441
Sovereign Issues	0	112,222	0	112,222
Short-Term Instruments
Certificates of Deposit	0	1,603	0	1,603
Commercial Paper	0	116,162	0	116,162
Repurchase Agreements	0	31,900	0	31,900
Municipal Bonds & Notes	0	24,053	0	24,053

	$0	$2,328,048	$0	$2,328,048
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$97,141	$0	$0	$97,141

Total Investments	$97,141	$2,328,048	$0	$2,425,189

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	103	0	103
Over the counter	0	534	0	534

	$0	$637	$0	$637
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$621	$0	$621

Totals	$97,141	$2,328,669	$0	$2,425,810

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1% ¤
MUNICIPAL BONDS & NOTES 88.7%
ALABAMA 5.5%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 08/01/2029	$500	$521
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.970% (MUNIPSA) due 10/01/2052 ~	2,000	1,945
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,269
5.500% due 10/01/2054	1,900	2,059
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 10/01/2055	1,100	1,161
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,101
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,875	4,809
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.000% due 10/01/2031	2,500	2,722
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	500	494
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	1,400	1,446
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	1,900	2,000
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	2,000	2,075
5.000% due 11/01/2055	600	638

		22,240

ARIZONA 2.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.870% (MUNIPSA) due 01/01/2046 ~	1,125	1,113
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	999
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	3,000	3,008
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,531
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	2,000	2,022
Phoenix, Arizona General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,360	1,402

		10,075

CALIFORNIA 8.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.030% (MUNIPSA) due 04/01/2056 ~	1,000	983
4.070% (MUNIPSA) due 04/01/2056 ~	2,500	2,488
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,122
5.250% due 11/01/2054	3,100	3,284
5.500% due 10/01/2054	995	1,083
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,500	1,507
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	2,900	2,902
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.320% (MUNIPSA) due 12/01/2050 ~	2,000	1,992
California State General Obligation Bonds, Series 2023 5.000% due 09/01/2025	4,000	4,056
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,300	1,364
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,850	1,677
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2026	1,700	1,759
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2033	3,250	3,567
Silicon Valley Clean Water, California Revenue Bonds, Series 2021 0.500% due 03/01/2026	2,500	2,383

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,476

		32,643

COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2020 2.800% due 12/01/2026	460	438
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.170% (MUNIPSA) due 05/15/2061 ~	4,000	3,984
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,066
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	2,000	2,253
Denver, Colorado Airport System City & County Revenue Bonds, Series 2023 5.000% due 11/15/2027	1,000	1,039
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.738% (SOFRRATE) due 09/01/2039 ~	2,100	2,099

		10,879

CONNECTICUT 0.8%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 10/01/2025	3,000	3,043

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,229

DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.000% due 10/01/2025	1,750	1,769
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2025	1,750	1,768

		3,537

FLORIDA 4.5%
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2027	1,250	1,288
Florida Development Finance Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2025	3,200	3,206
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.050% due 10/01/2042	4,000	4,000
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 3.800% due 11/15/2054	4,000	4,000
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2028	2,500	2,614
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,022

		18,130

GEORGIA 2.7%
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2028	1,400	1,477
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	3,400	3,402
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	1,900	2,009
Municipal Electric Authority of Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2039	1,500	1,500
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2027	1,000	1,036
5.000% due 01/01/2028	800	842
Warner Robins Housing Authority Resident Council Corp., Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	500	521

		10,787

HAWAII 0.6%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	2,500	2,503

ILLINOIS 6.4%
Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.000% due 01/01/2027	1,000	1,039
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2030	2,000	2,106
Illinois Finance Authority Revenue Bonds, Series 2021 4.320% (MUNIPSA) due 05/01/2042 ~	1,500	1,484

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2023 4.600% due 10/01/2053	5,000	5,041
Illinois State General Obligation Bonds, Series 2020 5.500% due 05/01/2030	7,750	8,269
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2028	1,615	1,700
5.000% due 02/01/2032	3,000	3,293
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 3.000% due 06/15/2025	1,375	1,370
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 5.000% due 01/01/2029	1,400	1,492

		25,794

INDIANA 2.5%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	3,056
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	800	757
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,115
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,006
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,006

		9,940

KANSAS 1.5%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	4,500	4,512
Kansas Housing Development Finance Authority Revenue Notes, Series 2024 3.010% due 11/01/2027	1,600	1,583

		6,095

KENTUCKY 0.4%
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,400	1,422

LOUISIANA 1.1%
Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024 5.000% due 04/01/2028	1,220	1,262
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	3,175	3,113

		4,375

MAINE 0.3%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2027	1,000	1,031

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,000

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,694
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.220% (MUNIPSA) due 07/01/2049 ~	2,500	2,492

		8,186

MICHIGAN 3.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.853% (TSFR3M) due 07/01/2032 ~	2,500	2,468
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.370% (MUNIPSA) due 04/15/2047 ~	2,500	2,488
Michigan Finance Authority Revenue Bonds, Series 2020 2.326% due 06/01/2030	145	142
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2028	535	557
5.000% due 02/28/2031	950	1,016
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	400	439
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,143

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

5.000% due 12/01/2028	6,655	6,998

		15,251

MISSOURI 0.3%
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,119

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.550% due 08/25/2040	3,477	3,428

NEBRASKA 0.4%
Nebraska Public Power District Revenue Bonds, Series 2023 5.000% due 07/01/2028	1,500	1,585

NEVADA 0.6%
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,505

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2023 5.000% due 03/01/2028	2,000	2,114
New Jersey State General Obligation Bonds, Series 2020 5.000% due 06/01/2025	2,000	2,015
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024 5.000% due 06/15/2035	3,000	3,397
New Jersey Turnpike Authority Revenue Bonds, Series 2020 5.000% due 01/01/2028	6,000	6,063
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	600

		14,189

NEW YORK 9.2%
Chappaqua Central School District, New York General Obligation Bonds, Series 2024 4.250% due 07/25/2025	4,000	4,024
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,526
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.070% (MUNIPSA) due 09/01/2038 ~	2,000	1,994
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.788% (SOFRRATE) due 11/01/2032 ~	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 4.050% due 11/01/2036	2,850	2,850
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	3,900	3,900
New York City, New York General Obligation Bonds, Series 2018 3.850% due 12/01/2047	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,945	2,895
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2027	1,250	1,274
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,300	1,382
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,557
5.000% due 03/15/2036	1,000	1,023
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,528
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2027	4,000	4,096

		37,049

NORTH CAROLINA 0.2%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	815	895

OHIO 2.3%
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	740
Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.000% due 09/01/2030	2,900	2,915
4.250% due 11/01/2039	2,000	2,018
Ohio State Hospital Revenue Bonds, Series 2021 5.000% due 01/01/2033	2,415	2,691
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2031	535	584

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Worthington City School District, Ohio General Obligation Bonds, Series 2023 0.000% due 12/01/2028 (a)	500	435

		9,383

OREGON 0.2%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2026 (a)	275	262
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2025	450	453

		715

PENNSYLVANIA 4.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.320% (MUNIPSA) due 11/15/2047 ~	4,000	3,967
Bethlehem Area School District Authority, Pennsylvania Revenue Bonds, Series 2021 3.338% (SOFRRATE) due 01/01/2032 ~	4,485	4,461
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	3,500	3,575
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	864
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 06/01/2031	1,325	1,464
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2021 5.000% due 07/01/2027	4,000	4,135

		18,466

PUERTO RICO 1.7%
Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023 5.000% due 03/01/2027	2,000	2,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,759

		6,794

SOUTH CAROLINA 1.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,100	1,176
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,275
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024 3.000% due 04/01/2043	1,300	1,277

		4,728

TENNESSEE 1.6%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	1,300	1,297
3.250% due 10/01/2046	1,100	1,098
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,005
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,068

		6,468

TEXAS 8.7%
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2026	1,750	1,815
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,000	1,063
County of Williamson, Texas General Obligation Bonds, Series 2023 5.000% due 02/15/2025	2,500	2,506
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	2,000	1,940
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,000	2,098
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,576
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	3,000	3,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,500	1,603
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2026	2,380	2,456
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,410
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,058
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,249
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,632

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	2,000	2,226
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.546% (TSFR3M) due 12/15/2026 ~	1,500	1,499
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2030	2,400	2,655
Williamson County, Texas General Obligation Bonds, Series 2021 1.286% due 02/15/2029	4,700	4,134

		34,920

UTAH 0.4%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.000% due 07/01/2025	1,600	1,610

VIRGINIA 1.3%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,300	1,390
Virginia College Building Authority Revenue Bonds, Series 2021 0.770% due 09/01/2026	3,000	2,833
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,100	1,104

		5,327

WASHINGTON 1.4%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.820% (MUNIPSA) due 11/01/2045 ~	4,500	4,463
Energy Northwest, Washington Revenue Bonds, Series 2024 5.000% due 07/01/2027	1,000	1,050

		5,513

WEST VIRGINIA 0.6%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	2,250	2,223

WISCONSIN 2.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 5.000% due 06/01/2026	550	559
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2025	290	290
4.000% due 10/01/2027	195	195
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,487
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 4.050% due 10/01/2055	5,000	5,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.800% (MUNIPSA) due 08/15/2054 ~	2,500	2,468

		10,999

Total Municipal Bonds & Notes (Cost $355,312)		356,076

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 5.449% due 07/15/2040 •	1,973	2,042

Total U.S. Government Agencies (Cost $1,973)		2,042

SHORT-TERM INSTRUMENTS 2.9%
MUNICIPAL BONDS & NOTES 2.9%
Comal Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024 5.000% due 02/15/2025	500	501
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	1,300	1,311
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,020
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025	4,200	4,241
Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024 5.000% due 02/15/2025	2,300	2,305

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	1,400	1,409

Total Municipal Bonds & Notes (Cost $11,778)		11,787

Total Short-Term Instruments (Cost $11,778)		11,787

Total Investments in Securities (Cost $369,063)		369,905

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	2,896,997	28,208

Total Short-Term Instruments (Cost $28,202)		28,208

Total Investments in Affiliates (Cost $28,202)		28,208

Total Investments 99.1% (Cost $397,265)		$398,113
Other Assets and Liabilities, net 0.9%		3,495

Net Assets 100.0%		$401,608

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$22,240	$0	$22,240
Arizona	0	10,075	0	10,075
California	0	32,643	0	32,643
Colorado	0	10,879	0	10,879
Connecticut	0	3,043	0	3,043
Delaware	0	1,229	0	1,229
District of Columbia	0	3,537	0	3,537
Florida	0	18,130	0	18,130
Georgia	0	10,787	0	10,787
Hawaii	0	2,503	0	2,503
Illinois	0	25,794	0	25,794
Indiana	0	9,940	0	9,940
Kansas	0	6,095	0	6,095
Kentucky	0	1,422	0	1,422
Louisiana	0	4,375	0	4,375
Maine	0	1,031	0	1,031
Maryland	0	1,000	0	1,000
Massachusetts	0	8,186	0	8,186
Michigan	0	15,251	0	15,251
Missouri	0	1,119	0	1,119
Multi-State	0	3,428	0	3,428
Nebraska	0	1,585	0	1,585
Nevada	0	2,505	0	2,505
New Jersey	0	14,189	0	14,189
New York	0	37,049	0	37,049
North Carolina	0	895	0	895
Ohio	0	9,383	0	9,383
Oregon	0	715	0	715
Pennsylvania	0	18,466	0	18,466
Puerto Rico	0	6,794	0	6,794
South Carolina	0	4,728	0	4,728
Tennessee	0	6,468	0	6,468
Texas	0	34,920	0	34,920
Utah	0	1,610	0	1,610
Virginia	0	5,327	0	5,327
Washington	0	5,513	0	5,513
West Virginia	0	2,223	0	2,223
Wisconsin	0	10,999	0	10,999
U.S. Government Agencies	0	2,042	0	2,042
Short-Term Instruments
Municipal Bonds & Notes	0	11,787	0	11,787

	$0	$369,905	$0	$369,905
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,208	$0	$0	$28,208

Total Investments	$28,208	$369,905	$0	$398,113

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$1,685	$1,660

Total Loan Participations and Assignments (Cost $1,667)			1,660

CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 34.8%
ABN AMRO Bank NV
5.449% (SOFRINDX + 1.000%) due 12/03/2028 ~		82,345	82,438
6.575% due 10/13/2026 •		15,600	15,770
AerCap Ireland Capital DAC
1.750% due 01/30/2026		900	871
3.500% due 01/15/2025		10,819	10,813
6.500% due 07/15/2025		3,000	3,020
Air Lease Corp. 5.300% due 06/25/2026		10,400	10,474
Aircastle Ltd. 5.250% due 08/11/2025		1,303	1,304
American Express Co.
5.338% (SOFRRATE + 0.750%) due 04/23/2027 ~		935	937
5.505% (SOFRINDX + 0.930%) due 07/26/2028 ~		46,525	46,797
5.645% due 04/23/2027 •		17,200	17,388
American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~		33,300	33,328
5.049% due 02/12/2025 •		28,294	28,303
5.486% (SOFRINDX + 0.790%) due 10/03/2025 ~		35,600	35,702
Athene Global Funding
2.500% due 01/14/2025		8,521	8,514
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		9,755	9,783
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~		98,345	98,925
Aviation Capital Group LLC
1.950% due 01/30/2026		1,896	1,837
4.125% due 08/01/2025		2,843	2,827
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		14,678	14,204
2.875% due 02/15/2025		74,998	74,756
Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	981
5.777% (SOFRRATE + 1.120%) due 07/15/2028 ~		$32,800	32,889
Bank of America Corp.
3.366% due 01/23/2026 •		13,306	13,294
3.384% due 04/02/2026 •		38,784	38,638
5.586% (US0003M + 0.770%) due 02/05/2026 ~		27,707	27,731
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		39,471	39,582
Bank of Queensland Ltd.
5.090% (BBSW3M + 0.650%) due 12/09/2025 ~	AUD	41,300	25,565
5.491% (BBSW3M + 1.100%) due 10/29/2025 ~		18,000	11,186
Banque Federative du Credit Mutuel SA
4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~		$2,500	2,500
5.485% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	1,750	1,084
5.552% (SOFRINDX + 1.070%) due 02/16/2028 ~		$31,235	31,413
5.718% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,873
5.790% due 07/13/2028		9,000	9,191
6.046% (SOFRINDX + 1.400%) due 07/13/2026 ~		13,160	13,329
Barclays PLC
2.852% due 05/07/2026 •		37,410	37,128
5.304% due 08/09/2026 •		10,900	10,924
7.325% due 11/02/2026 •		1,500	1,528
BNP Paribas SA
2.219% due 06/09/2026 •		2,000	1,975
3.375% due 01/09/2025		52,440	52,427
BPCE SA
1.652% due 10/06/2026 •		15,737	15,329
2.375% due 01/14/2025		3,359	3,356
5.770% (BBSW3M + 1.350%) due 09/29/2025 ~	AUD	3,300	2,053
5.975% due 01/18/2027 •		$7,107	7,163
6.026% (BBSW3M + 1.600%) due 06/05/2025 ~	AUD	31,400	19,518
Brighthouse Financial Global Funding 1.550% due 05/24/2026		$1,515	1,446
Canadian Imperial Bank of Commerce 5.614% (SOFRRATE + 1.220%) due 10/02/2026 ~		23,900	24,127

See Accompanying Notes	1

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Caterpillar Financial Services Corp. 5.322% due 10/16/2026 •		12,800	12,872
Citibank NA
5.224% (SOFRRATE + 0.708%) due 08/06/2026 ~		29,450	29,557
5.502% (SOFRINDX + 1.060%) due 12/04/2026 ~		12,500	12,612
Citigroup, Inc. 3.106% due 04/08/2026 •		103,728	103,241
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		14,600	13,832
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		19,330	19,377
5.148% (SOFRINDX + 0.710%) due 03/05/2027 ~		3,270	3,285
Corebridge Financial, Inc. 3.500% due 04/04/2025		4,222	4,207
Credit Agricole SA
1.907% due 06/16/2026 •		3,535	3,484
4.400% due 07/06/2027	AUD	4,300	2,617
5.293% (SOFRRATE + 0.870%) due 03/11/2027 ~		$5,563	5,588
5.972% (SOFRRATE + 1.290%) due 07/05/2026 ~		16,500	16,671
Danske Bank AS 6.466% due 01/09/2026 •		97,929	97,950
Deutsche Bank AG
2.129% due 11/24/2026 •		9,605	9,362
6.119% due 07/14/2026 •		55,772	56,150
DNB Bank ASA
5.593% (SOFRRATE + 1.060%) due 11/05/2030 ~		4,500	4,511
5.896% due 10/09/2026 •		15,234	15,344
F&G Global Funding 1.750% due 06/30/2026		1,281	1,220
Fidelity & Guaranty Life Holdings, Inc. 5.500% due 05/01/2025		2,000	2,000
First Abu Dhabi Bank PJSC 5.526% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	17,200	10,646
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$38,120	37,995
3.375% due 11/13/2025		4,892	4,817
4.134% due 08/04/2025		15,205	15,115
4.389% due 01/08/2026		12,491	12,398
4.687% due 06/09/2025		17,794	17,756
5.125% due 06/16/2025		38,348	38,335
6.950% due 03/06/2026		1,542	1,570
6.950% due 06/10/2026		5,600	5,730
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~		4,201	4,283
GA Global Funding Trust
3.850% due 04/11/2025		36,448	36,336
6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~		10,045	10,070
General Motors Financial Co., Inc.
2.900% due 02/26/2025		46,025	45,863
3.800% due 04/07/2025		13,332	13,291
4.350% due 04/09/2025		37,793	37,726
5.856% (SOFRINDX + 1.350%) due 05/08/2027 ~		16,600	16,753
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~		4,463	4,474
Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~		25,803	25,855
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		27,263	27,334
Goldman Sachs Group, Inc.
5.223% (SOFRRATE + 0.790%) due 12/09/2026 •		15,800	15,839
5.243% due 03/09/2027 •		2,300	2,302
5.250% (SOFRRATE + 0.820%) due 09/10/2027 ~		6,914	6,934
5.401% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	1,981
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		$1,135	1,139
5.955% (US0003M + 1.170%) due 05/15/2026 ~		14,700	14,760
HSBC Holdings PLC
1.645% due 04/18/2026 •		11,608	11,495
2.099% due 06/04/2026 •		3,398	3,359
2.999% due 03/10/2026 •		2,289	2,280
5.868% (SOFRRATE + 1.430%) due 03/10/2026 ~		37,320	37,345
6.034% (US0003M + 1.380%) due 09/12/2026 ~		33,855	34,089
6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		5,071	5,142
ING Groep NV
5.409% (SOFRRATE + 1.010%) due 04/01/2027 •		33,655	33,819
6.038% due 03/28/2026 •		86,136	86,393
John Deere Capital Corp. 5.337% (SOFRRATE + 0.680%) due 07/15/2027 ~		20,200	20,299
JPMorgan Chase & Co.
2.005% due 03/13/2026 •		31,898	31,716
5.160% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,631
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~		3,565	3,569
5.466% (SOFRRATE + 0.860%) due 10/22/2028 ~		2,400	2,409
5.526% (SOFRRATE + 0.920%) due 04/22/2028 ~		12,887	12,966
5.646% (SOFRRATE + 1.180%) due 02/24/2028 ~		3,089	3,125
5.788% (SOFRRATE + 1.200%) due 01/23/2028 ~		18,000	18,233
5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,401	1,406
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	1,800	1,049
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		$37,588	37,497

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

3.511% due 03/18/2026 •		6,615	6,592
4.450% due 05/08/2025		5,700	5,691
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		30,000	30,077
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	6,414
6.098% (SOFRINDX + 1.560%) due 08/07/2027 ~		$4,277	4,328
6.289% (SOFRINDX + 1.580%) due 01/05/2028 ~		14,300	14,508
Metropolitan Life Global Funding 4.936% due 12/01/2025 •	AUD	3,000	1,855
Mitsubishi UFJ Financial Group, Inc.
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~		$4,600	4,604
5.541% due 04/17/2026 •		12,171	12,191
6.097% (SOFRRATE + 1.440%) due 04/17/2026 ~		5,000	5,017
Mizuho Bank Ltd.
4.963% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	21,900	13,558
5.275% (BBSW3M + 0.860%) due 02/23/2026 ~		29,900	18,581
5.310% (BBSW3M + 0.850%) due 09/14/2026 ~		19,700	12,247
Mizuho Financial Group, Inc. 5.486% (SOFRRATE + 0.960%) due 05/22/2026 ~		$700	702
Morgan Stanley 2.188% due 04/28/2026 •		5,800	5,749
Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		78,168	78,275
5.328% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,288
5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,252
MUFG Bank Ltd. 5.296% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	36,660	22,786
National Bank of Canada
5.298% due 03/25/2027 •		$35,950	36,053
5.424% (SOFRINDX + 1.030%) due 07/02/2027 ~		75,590	75,881
NatWest Group PLC 7.472% due 11/10/2026 •		1,000	1,021
NatWest Markets PLC
5.158% (SOFRRATE + 0.760%) due 09/29/2026 ~		3,410	3,417
5.290% due 09/29/2026 ~		4,200	4,209
5.460% due 05/17/2027 ~		2,913	2,924
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~		42,600	42,709
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	41,009
2.000% due 03/09/2026		23,951	23,003
6.950% due 09/15/2026		1,540	1,576
Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,316
1.851% due 07/16/2025		25,573	25,155
2.648% due 01/16/2025		54,189	54,140
5.099% due 07/03/2025		2,200	2,201
5.709% due 01/09/2026		3,000	3,022
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		11,965	12,068
Nordea Bank Abp 5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,256
Oversea-Chinese Banking Corp. Ltd. 5.206% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	5,500	3,417
Pacific Life Global Funding 5.062% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,330
PNC Bank NA 4.870% (SOFRRATE + 0.500%) due 01/15/2027 ~		42,680	42,704
Royal Bank of Canada 5.561% (SOFRINDX + 0.950%) due 01/19/2027 ~		13,000	13,106
Santander Holdings USA, Inc. 5.353% due 09/06/2030 •		1,700	1,681
SBA Tower Trust 4.831% due 10/15/2029		18,400	17,993
Shinhan Bank Co. Ltd.
5.300% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	602
6.376% (BBSW3M + 1.950%) due 11/16/2025 ~		6,430	4,030
Skandinaviska Enskilda Banken AB 5.328% (SOFRRATE + 0.890%) due 03/05/2027 ~		$1,932	1,946
Societe Generale SA 5.661% (SOFRRATE + 1.050%) due 01/21/2026 ~		135,455	135,503
Standard Chartered PLC
2.819% due 01/30/2026 •		4,600	4,591
3.971% due 03/30/2026 •		8,343	8,315
5.656% (SOFRRATE + 1.170%) due 05/14/2028 ~		7,100	7,149
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,175
6.270% due 03/30/2026 ~		4,900	4,913
Sumitomo Mitsui Banking Corp.
5.270% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	25,400	15,786
5.446% (BBSW3M + 1.050%) due 07/28/2026 ~		28,310	17,656
Sumitomo Mitsui Financial Group, Inc.
5.969% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,529
6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~		1,380	1,397
Sumitomo Mitsui Trust Bank Ltd.
5.624% (SOFRRATE + 1.120%) due 03/09/2026 ~		3,025	3,048
5.642% (SOFRRATE + 1.150%) due 09/14/2026 ~		3,255	3,290
5.678% due 03/09/2026 ~		5,000	5,038
5.678% due 09/14/2026 ~		4,000	4,043

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Svenska Handelsbanken AB 5.115% (SOFRRATE + 0.660%) due 05/28/2027 ~		12,235	12,294
Swedbank AB 5.337% due 09/20/2027		47,598	48,049
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		14,900	14,895
UBS AG
5.261% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	61,460
5.730% (SOFRINDX + 1.260%) due 02/21/2025 ~		$3,130	3,135
UBS Group AG 6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~		65,900	66,140
Ventas Realty LP 3.500% due 02/01/2025		1,300	1,298
VICI Properties LP
4.375% due 05/15/2025		4,480	4,471
4.625% due 06/15/2025		8,465	8,444
Vicinity Centres Trust
2.600% due 06/27/2025	AUD	5,300	3,247
5.852% (BBSW3M + 1.420%) due 06/27/2025 ~		700	434
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	7,532
2.164% due 02/11/2026 •		$48,038	47,894
2.188% due 04/30/2026 •		18,600	18,434
3.908% due 04/25/2026 •		2,200	2,194
5.898% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,380

			3,461,443

INDUSTRIALS 8.9%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		25,100	25,241
Ampol Ltd. 4.000% due 04/17/2025	AUD	10,300	6,356
Arrow Electronics, Inc. 4.000% due 04/01/2025		$12,809	12,776
Bacardi Ltd. 4.450% due 05/15/2025		16,323	16,297
Bayer U.S. Finance LLC
4.250% due 12/15/2025		103,581	102,933
4.375% due 12/15/2028		3,323	3,198
Berry Global, Inc. 4.875% due 07/15/2026		26,436	26,351
BMW U.S. Capital LLC 5.294% (SOFRINDX + 0.800%) due 08/13/2026 ~		16,842	16,907
Boeing Co.
2.250% due 06/15/2026		600	577
2.500% due 03/01/2025		3,326	3,309
2.600% due 10/30/2025		4,481	4,397
7.250% due 06/15/2025		2,628	2,651
Broadcom, Inc. 3.150% due 11/15/2025		1,594	1,574
Burberry Group PLC 1.125% due 09/21/2025	GBP	7,765	9,430
Charter Communications Operating LLC 4.908% due 07/23/2025		$341	341
Cigna Group 4.500% due 02/25/2026		3,199	3,192
Cox Communications, Inc. 3.850% due 02/01/2025		1,088	1,087
DAE Funding LLC 2.625% due 03/20/2025		12,207	12,116
Dyno Nobel Finance LLC 3.950% due 08/03/2027		1,786	1,726
Energy Transfer LP 2.900% due 05/15/2025		6,500	6,451
Expedia Group, Inc. 6.250% due 05/01/2025		1,755	1,756
Flex Ltd. 4.750% due 06/15/2025		9,800	9,784
General Motors Co. 4.000% due 04/01/2025		15,327	15,292
Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		5,754	5,711
3.500% due 07/28/2025		31,814	31,512
HCA, Inc.
5.250% due 04/15/2025		89,064	89,166
5.375% due 02/01/2025		16,304	16,308
7.690% due 06/15/2025		5,653	5,721
Hyatt Hotels Corp. 5.375% due 04/23/2025		5,894	5,898
Hyundai Capital America
5.688% due 08/04/2025 •		83,000	83,324
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~		22,400	22,669
Illumina, Inc.
4.650% due 09/09/2026		15,000	14,953
5.800% due 12/12/2025		2,252	2,270

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,800	2,742
4.250% due 07/21/2025		1,240	1,234
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	16,300	9,978
John Lewis PLC 6.125% due 01/21/2025	GBP	4,331	5,422
Las Vegas Sands Corp. 5.900% due 06/01/2027		$7,600	7,712
Mercedes-Benz Finance North America LLC 5.203% (SOFRRATE + 0.630%) due 07/31/2026 ~		31,400	31,495
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		21,175	20,877
NXP BV 2.700% due 05/01/2025		4,523	4,493
Rogers Communications, Inc. 3.625% due 12/15/2025		3,141	3,106
Rolls-Royce PLC 3.625% due 10/14/2025		14,040	13,816
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025		2,986	2,987
SK Hynix, Inc.
1.500% due 01/19/2026		1,263	1,218
5.500% due 01/16/2027		7,400	7,468
6.250% due 01/17/2026		10,700	10,837
T-Mobile USA, Inc. 3.500% due 04/15/2025		32,963	32,819
Toyota Finance Australia Ltd. 5.460% (BBSW3M + 1.000%) due 09/15/2026 ~	AUD	3,050	1,897
Uber Technologies, Inc.
4.500% due 08/15/2029		$6,689	6,481
6.250% due 01/15/2028		14,680	14,817
Volkswagen Group of America Finance LLC
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~		61,796	61,783
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~		1,000	1,002
5.546% (SOFRRATE + 1.060%) due 08/14/2026 ~		35,350	35,440
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		7,114	7,058
Williams Cos., Inc. 5.400% due 03/02/2026		4,700	4,734
Woodside Finance Ltd. 3.650% due 03/05/2025		35,000	34,928

			885,618

UTILITIES 2.4%
AES Corp. 1.375% due 01/15/2026		7,500	7,227
American Electric Power Co., Inc. 5.699% due 08/15/2025		2,509	2,521
Avangrid, Inc. 3.200% due 04/15/2025		10,740	10,687
Enel Finance International NV
4.500% due 06/15/2025		12,292	12,259
7.050% due 10/14/2025		10,400	10,571
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~		33,700	33,774
Iberdrola International BV 5.810% due 03/15/2025		2,795	2,799
NextEra Energy Capital Holdings, Inc. 5.325% (SOFRINDX + 0.760%) due 01/29/2026 ~		32,786	32,968
ONEOK, Inc.
2.200% due 09/15/2025		2,600	2,554
4.250% due 09/24/2027		15,400	15,178
Optus Finance Pty. Ltd. 1.600% due 07/01/2025	AUD	3,780	2,302
Pacific Gas & Electric Co.
3.150% due 01/01/2026		$5,000	4,915
3.450% due 07/01/2025		8,000	7,939
3.500% due 06/15/2025		493	490
4.950% due 06/08/2025		640	640
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		67,900	68,020
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,600	16,671
Verizon Communications, Inc. 4.050% due 02/17/2025	AUD	3,240	2,003
Victoria Power Networks Finance Pty. Ltd. 5.180% (BBSW3M + 0.800%) due 04/21/2026 ~		2,200	1,359

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Vistra Operations Co. LLC 5.050% due 12/30/2026	$1,600	1,603

		236,480

Total Corporate Bonds & Notes (Cost $4,599,337)		4,583,541

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.085% (US0003M + 0.300%) due 02/15/2036 ~	34,215	31,689

Total Municipal Bonds & Notes (Cost $32,251)		31,689

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)	4,017	90
4.513% due 07/01/2028 •	1	1
4.628% due 05/01/2036 •	128	126
4.714% due 05/01/2036 •	3	3
4.750% due 07/25/2037 •	72	71
4.818% due 03/25/2036 •	11	11
4.883% due 02/25/2037 •	216	212
4.909% due 12/25/2036 •	22	21
4.969% due 03/25/2034 •	2	2
4.983% due 12/25/2028 •	1	1
4.999% due 08/25/2034 •	10	10
5.003% due 06/25/2036 •	34	33
5.023% due 11/25/2036 •	34	34
5.033% due 04/25/2036 - 03/25/2044 •	196	196
5.053% due 03/25/2036 •	15	15
5.083% due 06/25/2032 - 09/25/2032 •	11	11
5.113% due 03/17/2032 - 07/25/2036 •	42	42
5.115% due 05/18/2032 •	10	10
5.133% due 10/25/2030 - 09/25/2037 •	46	45
5.183% due 04/25/2042 •	75	74
5.215% due 07/18/2027 - 05/18/2032 •	13	12
5.222% due 10/25/2042 ~	89	88
5.223% due 07/25/2037 •	64	64
5.313% due 04/25/2031 •	22	22
5.369% due 03/25/2049 •	394	389
5.380% due 07/01/2029 •	10	10
5.453% due 06/25/2037 •	47	48
5.533% due 07/25/2038 •	1	1
5.583% due 04/25/2032 - 11/25/2049 •	6	6
5.634% due 12/25/2047 •	6,662	6,672
5.650% due 01/25/2055 «•	13,500	13,492
5.669% due 12/25/2054 •	18,149	18,136
5.683% due 11/25/2049 •	4	4
5.700% due 01/25/2055 •	39,300	39,166
5.732% due 06/25/2054 •	9,800	9,782
5.748% due 01/25/2055 •	48,931	48,807
5.754% due 12/25/2050 •	5,313	5,308
5.819% due 11/25/2053 •	39,567	39,890
5.903% due 10/25/2038 •	12	12
5.958% due 12/01/2036 •	1	1
6.076% due 12/01/2036 •	2	2
6.127% due 06/01/2043 •	102	103
6.128% due 03/01/2044 - 10/01/2044 •	578	586
6.163% due 01/01/2036 •	2	2
6.300% due 01/01/2036 •	12	12
6.323% due 03/01/2036 •	13	13
6.340% due 02/01/2033 •	1	1
6.405% due 11/01/2035 •	6	6
6.534% due 01/01/2036 •	4	4
6.583% due 11/01/2035 •	25	25
6.788% due 08/01/2035 •	3	3
6.897% due 06/01/2035 •	12	13
6.925% due 09/01/2034 •	29	30
6.927% due 08/01/2029 •	37	37
6.936% due 05/01/2035 •	36	36
6.965% due 06/01/2033 •	7	7
6.988% due 12/01/2040 •	5	5
7.008% due 02/01/2034 •	7	7
7.019% due 11/01/2034 •	19	19
7.038% due 10/01/2035 •	4	4
7.086% due 05/01/2038 •	443	460
7.166% due 06/01/2035 •	7	7
7.217% due 09/01/2034 •	3	4
7.255% due 09/01/2034 •	10	11
7.265% due 05/01/2034 •	1	1
7.350% due 07/01/2034 •	1	1
7.460% due 05/01/2035 •	6	6
7.485% due 09/01/2034 •	3	4
7.487% due 09/01/2035 •	4	4

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

7.529% due 07/01/2035 •	4	4
Freddie Mac
1.602% due 01/15/2038 ~(a)	4,331	225
2.500% due 10/25/2048	4,453	3,954
3.000% due 12/25/2046	2,280	1,902
3.500% due 12/25/2046	4,909	4,088
4.962% due 07/15/2034 •	3	3
5.000% due 08/15/2035	420	422
5.062% due 07/15/2036 •	101	100
5.112% due 06/15/2031 •	14	13
5.162% due 12/15/2031 - 09/15/2041 •	233	231
5.192% due 11/15/2036 •	10	10
5.212% due 07/15/2039 - 02/15/2041 •	579	573
5.262% due 06/15/2031 •	33	33
5.312% due 06/15/2031 - 12/15/2037 •	52	52
5.412% due 03/15/2032 •	41	41
5.669% due 11/25/2054 •	77,400	76,840
5.700% due 01/25/2055 •	37,700	37,798
5.712% due 11/15/2033 - 10/15/2049 •	69	70
5.719% due 05/25/2054 - 12/25/2054 •	105,084	105,423
5.748% due 01/25/2055 •	34,400	34,489
5.769% due 12/25/2054 •	27,317	27,454
6.025% due 10/25/2044 - 02/25/2045 •	1,120	1,036
6.500% due 07/25/2043	90	92
6.924% due 08/01/2035 •	1	1
6.929% due 05/01/2034 •	5	6
7.249% due 07/01/2033 •	4	4
7.477% due 09/01/2035 •	13	13
7.481% due 08/01/2035 •	5	5
7.637% due 08/01/2034 •	7	7
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	3,151	2,742
3.750% due 11/20/2026 - 12/20/2033 •	55	55
4.625% due 07/20/2025 - 01/20/2026 ~	1	1
4.625% due 08/20/2027 - 03/20/2032 •	217	220
4.875% due 04/20/2025 - 06/20/2026 ~	2	2
4.875% due 06/20/2027 - 05/20/2032 •	143	143
5.000% due 08/20/2027 - 09/20/2027 •	6	6
5.266% due 11/20/2069 •	590	588
5.305% due 02/20/2074 •	2,336	2,336
5.395% due 04/20/2074 •	6,375	6,406
5.416% due 02/20/2070 •	394	395
5.455% due 05/20/2074 •	3,960	3,994
5.505% due 11/20/2073 - 07/20/2074 •	34,061	34,470
5.512% due 08/16/2039 •	93	93
5.536% due 10/20/2066 •	1,026	1,029
5.555% due 10/20/2073 •	14,111	14,312
5.566% due 01/20/2066 •	2,082	2,082
5.585% due 09/20/2073 •	9,250	9,370
5.605% due 05/20/2073 •	22,946	23,296
5.616% due 04/20/2066 - 11/20/2066 •	4,435	4,437
5.656% due 11/20/2067 •	967	974
5.705% due 05/20/2073 - 11/20/2073 •	9,630	9,843
5.716% due 12/20/2066 •	972	974
5.766% due 03/20/2066 •	4,516	4,527
6.084% due 12/20/2068 •	10,056	10,041
6.522% due 04/20/2067 •	1,947	1,970
6.717% due 07/20/2067 •	2,185	2,210
7.122% due 05/20/2071 •	8,725	8,918
U.S. Small Business Administration
5.370% due 04/01/2028	13	13
5.490% due 03/01/2028	7	7
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049	32,143	29,783
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055	55,200	50,473
5.500% due 01/01/2055 - 02/01/2055	228,300	225,171

Total U.S. Government Agencies (Cost $937,471)		930,101

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	34,463	34,250
0.125% due 10/15/2025 (i)	36,132	35,717
0.375% due 07/15/2025	164,925	163,937
2.125% due 04/15/2029	121,445	121,627

Total U.S. Treasury Obligations (Cost $353,757)		355,531

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •	8,100	8,045
Adjustable Rate Mortgage Trust 6.308% due 02/25/2035 ~	64	64
AG Trust 6.413% due 07/15/2041 •	6,400	6,429

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

American Home Mortgage Assets Trust
4.643% due 05/25/2046 •		608	513
4.833% due 09/25/2046 •		260	234
Ashford Hospitality Trust 5.470% due 04/15/2035 •		7,586	7,582
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	42,152	52,809
BAMLL Commercial Mortgage Securities Trust
5.562% due 09/15/2038 •		$4,200	4,007
6.412% due 03/15/2037 •		2,605	2,602
Banc of America Funding Trust 6.454% due 02/20/2036 ~		160	150
Banc of America Mortgage Trust
4.836% due 02/25/2036 ~		17	15
5.750% due 07/20/2032 ~		2	1
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		21,141	21,220
Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 05/25/2047 ~		263	235
4.308% due 11/25/2034 ~		2,795	2,449
5.028% due 07/25/2033 ~		322	294
5.149% due 01/25/2035 ~		15	14
5.162% due 11/25/2030 ~		12	11
5.358% due 08/25/2033 ~		301	276
5.957% due 01/25/2034 ~		13	13
6.944% due 01/25/2034 ~		50	49
7.197% due 11/25/2034 ~		102	96
Bear Stearns ALT-A Trust
4.692% due 11/25/2036 ~		934	541
4.773% due 02/25/2034 •		160	150
5.151% due 09/25/2035 ~		903	524
5.434% due 01/25/2036 ~		309	289
5.515% due 05/25/2035 ~		37	35
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ		3,835	3,434
Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~		1,079	836
5.514% due 01/26/2036 ~		1,496	1,086
Beast Mortgage Trust 5.562% due 03/15/2036 •		5,200	4,635
BIG Commercial Mortgage Trust 5.739% due 02/15/2039 •		12,504	12,486
BWAY Mortgage Trust 5.762% due 09/15/2036 •		9,200	8,728
BX Trust 5.211% due 01/15/2034 •		29,299	29,287
Chase Home Lending Mortgage Trust 5.819% due 09/25/2055 •		10,983	10,980
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.703% due 08/25/2035 •		34	32
Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 ~		927	903
4.523% due 01/25/2037 •		89	78
4.959% due 09/25/2037 ~		522	477
5.000% due 05/25/2051 •		11,222	10,425
5.635% due 07/25/2046 ~		78	73
6.223% due 08/25/2035 ~		94	88
6.231% due 03/25/2034 ~		13	12
6.830% due 09/25/2035 •		1	1
7.200% due 10/25/2035 •		17	16
7.410% due 05/25/2035 •		21	21
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •		12,924	12,775
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		23,722	23,802
Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •		1,477	1,168
4.674% due 02/25/2037 ~		246	214
4.680% due 12/20/2046 •		960	820
4.695% due 07/20/2046 •		457	377
4.773% due 02/25/2047 •		51	49
4.813% due 05/25/2047 •		932	873
4.833% due 09/25/2046 •		259	247
4.873% due 07/25/2046 •		96	85
5.825% due 12/25/2035 •		159	134
5.825% due 02/25/2036 •		115	103
6.000% due 04/25/2037		102	46
6.250% due 12/25/2033		42	45
Countrywide Home Loan Mortgage Pass-Through Trust
4.913% due 05/25/2035 •		73	63
4.937% due 09/25/2047 ~		49	44
5.033% due 04/25/2035 •		3	3
6.125% due 07/19/2031 ~		2	1
Countrywide Home Loan Reperforming REMIC Trust
4.728% due 01/25/2034 ~		5	5
4.793% due 06/25/2035 •		602	576

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~		13	12
5.727% due 11/25/2034 ~		98	94
7.344% due 11/25/2033 ~		65	62
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.458% due 03/25/2059 ~		6,629	6,625
3.904% due 04/25/2062 ~		2,699	2,549
4.100% due 12/27/2060 ~		9,371	9,349
5.000% due 07/25/2056 •		10,485	9,754
5.444% due 07/15/2032 •		3,714	3,648
Dutch Property Finance BV 3.722% due 07/28/2054 •	EUR	241	250
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$151	149
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	191	237
Extended Stay America Trust 5.591% due 07/15/2038 •		$88,343	88,459
First Horizon Mortgage Pass-Through Trust 6.743% due 08/25/2035 ~		93	67
FirstKey Master Funding 3.000% due 05/27/2036 ~		1,692	1,545
GCAT Trust
1.091% due 05/25/2066 ~		11,677	9,950
1.348% due 05/25/2066 ~		1,173	1,000
2.650% due 10/25/2068 ~		763	734
2.885% due 12/27/2066 ~		22,759	20,816
Gemgarto PLC 5.317% due 12/16/2067 •	GBP	1,527	1,912
GMAC Mortgage Corp. Loan Trust 4.498% due 08/19/2034 ~		$180	163
GreenPoint Mortgage Funding Trust
4.893% due 06/25/2045 •		51	46
4.913% due 06/25/2045 •		39	31
4.993% due 11/25/2045 •		102	94
GS Mortgage Securities Corp. Trust 5.770% due 12/15/2036 •		7,750	7,707
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		9,009	8,368
5.000% due 02/25/2052 •		23,808	22,074
5.910% due 11/25/2054 •		23,605	23,680
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		62	60
GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~		79	70
5.330% due 09/25/2035 ~		274	259
5.397% due 04/25/2036 ~		112	73
HarborView Mortgage Loan Trust
4.741% due 03/19/2037 •		307	279
4.921% due 05/19/2035 •		343	331
4.961% due 03/19/2036 •		1,007	899
6.027% due 08/19/2036 ~		4	4
6.497% due 04/19/2034 ~		6	5
Impac CMB Trust 5.093% due 03/25/2035 •		805	771
IndyMac IMSC Mortgage Loan Trust 4.813% due 07/25/2047 •		262	171
IndyMac INDX Mortgage Loan Trust
4.728% due 12/25/2034 ~		7	6
4.833% due 09/25/2046 •		471	412
4.853% due 06/25/2046 •		201	171
4.873% due 05/25/2046 •		70	62
4.933% due 07/25/2035 •		49	45
InTown Mortgage Trust 6.886% due 08/15/2039 •		28,500	28,573
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		845	818
4.128% due 07/05/2031		5,000	4,664
5.654% due 06/15/2035 •		4,555	3,968
5.861% due 12/15/2036 •		8,500	6,269
5.895% due 12/15/2031 •		4,345	4,140
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,392	1,230
3.500% due 08/25/2050 ~		259	229
3.870% due 04/25/2035 ~		534	434
5.000% due 02/25/2052 •		9,612	8,926
Kinbane DAC 3.696% due 09/25/2062 ~	EUR	14,339	14,810
Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ		$2,809	2,807
4.875% due 10/25/2068 þ		8,648	8,618
5.250% due 07/25/2067 þ		5,770	5,759
Luminent Mortgage Trust
4.793% due 12/25/2036 •		288	255
4.813% due 12/25/2036 •		34	32
4.853% due 10/25/2046 •		78	70

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.663% due 04/25/2046 •		152	134
6.415% due 11/21/2034 ~		149	141
MASTR Alternative Loan Trust 6.000% due 08/25/2033		159	160
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.212% due 11/15/2031 •		112	107
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •		106	102
5.372% due 08/15/2032 •		7	7
5.384% due 10/20/2029 •		104	101
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2036 •		823	797
4.953% due 11/25/2035 •		74	70
6.353% due 12/25/2032 •		1	1
Merrill Lynch Mortgage-Backed Securities Trust 4.297% due 04/25/2037 ~		139	120
MFA Trust
1.131% due 07/25/2060 ~		1,277	1,146
2.479% due 03/25/2065 ~		916	877
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		7,768	7,385
2.750% due 08/25/2059 ~		8,034	7,737
Morgan Stanley Capital Trust 5.512% due 05/15/2036 •		11,400	7,856
Morgan Stanley Mortgage Loan Trust
4.893% due 02/25/2047 •		639	166
6.548% due 06/25/2036 ~		20	20
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		10,885	10,111
MortgageIT Mortgage Loan Trust 5.193% due 12/25/2034 •		119	118
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,516	1,425
2.464% due 01/26/2060 ~		807	752
3.500% due 12/25/2057 ~		1,436	1,381
3.500% due 10/25/2059 ~		1,274	1,190
4.500% due 05/25/2058 ~		5,734	5,545
New York Mortgage Trust 4.670% due 08/25/2061 þ		14,549	14,457
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •		55,900	54,875
OBX Trust
5.000% due 10/25/2051 •		5,494	5,115
5.103% due 06/25/2057 •		535	526
5.988% due 01/25/2064 þ		11,229	11,294
6.067% due 01/25/2064 þ		13,365	13,442
6.129% due 12/25/2063 þ		22,358	22,528
6.447% due 02/25/2064 þ		15,115	15,278
One New York Plaza Trust 5.462% due 01/15/2036 •		27,900	26,646
PRKCM Trust 6.333% due 03/25/2059 þ		4,243	4,276
Progress Trust 5.320% due 01/21/2051 •	AUD	18,546	11,497
PRPM LLC
6.265% due 12/25/2068 þ		$3,562	3,603
6.327% due 06/25/2069 þ		4,482	4,524
Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •		265	196
4.873% due 04/25/2046 •		136	35
4.953% due 08/25/2037 •		97	92
6.185% due 09/25/2045 •		141	117
Residential Asset Securitization Trust
5.750% due 02/25/2036		80	29
6.006% due 12/25/2034 ~		604	556
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		6	6
RESIMAC Premier 5.292% due 07/10/2052 •		1,051	1,051
Sage AR Funding PLC 5.977% due 11/17/2030 •	GBP	4,800	5,999
Sequoia Mortgage Trust
4.520% due 11/25/2063 ~		$14,450	14,193
4.885% due 05/20/2035 •		692	629
4.923% due 01/20/2047 ~		54	38
5.245% due 10/20/2027 •		28	27
5.344% due 05/20/2034 •		13	14
7.414% due 04/20/2035 ~		19	19
Structured Adjustable Rate Mortgage Loan Trust
4.943% due 08/25/2035 ~		141	121
6.225% due 01/25/2035 •		19	17
7.203% due 02/25/2034 ~		10	10
Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •		229	88
4.833% due 07/25/2046 •		829	586

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

4.893% due 05/25/2036 •		1,891	1,511
4.893% due 05/25/2046 •		598	214
4.913% due 05/25/2045 •		103	91
4.981% due 07/19/2035 •		27	26
5.013% due 02/25/2036 •		7	6
5.061% due 07/19/2034 •		2	2
5.141% due 09/19/2032 •		2	2
5.181% due 03/19/2034 •		50	47
5.181% due 04/19/2035 •		281	270
Thornburg Mortgage Securities Trust 5.465% due 04/25/2045 ~		22	22
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	8,516	10,684
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$10,934	10,542
2.710% due 01/25/2060 ~		9,836	9,351
2.750% due 07/25/2057 ~		466	463
3.750% due 05/25/2058 ~		11,079	10,809
5.453% due 05/25/2058 •		4,991	5,110
5.453% due 10/25/2059 •		3,454	3,533
Triton Trust 5.022% due 02/09/2053 •	AUD	11,962	7,392
TTAN 5.362% due 03/15/2038 •		$2,076	2,077
Verus Securitization Trust
5.712% due 01/25/2069 þ		17,697	17,731
5.811% due 05/25/2068 þ		5,078	5,095
5.850% due 12/25/2067 þ		4,619	4,627
5.999% due 02/25/2068 þ		1,457	1,462
6.218% due 06/25/2069 þ		7,507	7,570
6.338% due 04/25/2069 þ		3,294	3,325
6.443% due 08/25/2068 þ		3,174	3,209
6.476% due 06/25/2068 þ		10,039	10,125
WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~		178	139
3.700% due 01/25/2037 ~		144	124
3.752% due 04/25/2037 ~		102	92
4.170% due 12/25/2046 •		327	287
4.216% due 02/25/2037 ~		205	185
4.263% due 12/25/2046 •		669	565
4.355% due 02/27/2034 •		9	9
4.361% due 12/25/2036 ~		97	87
4.367% due 02/25/2037 ~		514	454
4.398% due 02/25/2037 ~		187	163
4.860% due 09/25/2036 ~		129	108
4.973% due 11/25/2045 •		34	32
4.993% due 12/25/2045 •		35	35
5.033% due 10/25/2045 •		219	213
5.073% due 01/25/2045 •		22	23
5.173% due 10/25/2045 •		364	352
5.233% due 01/25/2045 •		684	649
5.525% due 02/25/2047 •		180	155
5.555% due 01/25/2047 •		108	100
5.565% due 01/25/2047 •		222	198
5.659% due 03/25/2033 ~		11	11
5.687% due 04/25/2047 •		342	301
5.703% due 06/25/2034 ~		246	226
5.825% due 02/25/2046 •		607	540
5.825% due 08/25/2046 •		2,275	2,060
5.873% due 07/25/2046 •		86	76
5.873% due 08/25/2046 •		1,063	891
6.025% due 11/25/2042 •		57	54
6.075% due 01/25/2047 •		74	66
6.225% due 06/25/2042 •		49	45
6.225% due 08/25/2042 •		89	85
6.325% due 09/25/2046 •		150	141
6.325% due 11/25/2046 •		62	55
6.566% due 09/25/2033 ~		287	283
6.798% due 09/25/2033 ~		52	50
Warwick Finance Residential Mortgages PLC 6.195% due 03/21/2042 •	GBP	1,861	2,358
Washington Mutual Mortgage Pass-Through Certificates Trust
5.795% due 05/25/2046 •		$164	140
Wells Fargo Commercial Mortgage Trust 6.046% due 01/15/2059 •		3,500	3,486

Total Non-Agency Mortgage-Backed Securities (Cost $962,627)			937,737

ASSET-BACKED SECURITIES 23.1%
AUTOMOBILE ABS OTHER 1.9%
CarMax Auto Owner Trust
5.218% due 03/15/2027 •		15,205	15,221
5.398% due 12/15/2026 •		12,857	12,875
5.448% due 06/15/2026 •		2,112	2,114

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Chesapeake Funding LLC
5.368% due 05/15/2036 •		6,657	6,673
5.848% due 05/15/2035 •		7,630	7,677
Citizens Auto Receivables Trust
5.198% due 10/15/2026 •		13,666	13,683
5.548% due 07/15/2026 •		2,011	2,013
Ford Credit Auto Lease Trust
5.098% due 07/15/2026 •		16,368	16,376
5.188% due 02/15/2026 •		6,371	6,372
Ford Credit Floorplan Master Owner Trust 5.368% due 09/15/2029 •		29,000	29,141
GM Financial Consumer Automobile Receivables Trust
5.128% due 11/16/2026 •		8,387	8,395
5.348% due 05/18/2026 •		1,106	1,106
Hyundai Auto Lease Securitization Trust 5.198% due 03/16/2026 •		15,630	15,638
Hyundai Auto Receivables Trust 5.018% due 04/15/2027 •		3,992	3,995
SFS Auto Receivables Securitization Trust 5.405% due 03/22/2027 •		1,086	1,087
Toyota Lease Owner Trust
5.045% due 02/22/2027 •		23,600	23,622
5.155% due 04/20/2026 •		16,408	16,418
Volkswagen Auto Lease Trust 5.175% due 01/20/2026 •		10,111	10,114
World Omni Automobile Lease Securitization Trust 5.358% due 11/17/2025 •		28	28

			192,548

AUTOMOBILE SEQUENTIAL 3.4%
Ally Auto Receivables Trust 5.760% due 11/15/2026		5,213	5,220
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		18,153	18,096
Bank of America Auto Trust 5.830% due 05/15/2026		3,546	3,550
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	3,200	2,256
BMW Vehicle Lease Trust 5.990% due 09/25/2026		$21,883	22,031
CarMax Auto Owner Trust
5.300% due 03/15/2027		11,121	11,152
5.720% due 11/16/2026		3,233	3,241
Carvana Auto Receivables Trust 0.800% due 01/10/2027		2,102	2,069
Chesapeake Funding LLC 5.520% due 05/15/2036		9,486	9,594
Citizens Auto Receivables Trust
5.540% due 11/16/2026		11,647	11,687
5.840% due 01/18/2028		11,600	11,730
6.090% due 10/15/2026		10,209	10,237
6.130% due 07/15/2026		1,336	1,338
CPS Auto Receivables Trust 4.910% due 06/15/2028		5,608	5,618
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		4,941	4,934
5.740% due 12/20/2026		20,000	20,174
5.760% due 10/22/2029		16,980	17,102
6.400% due 03/20/2030		29,445	30,010
Fifth Third Auto Trust 5.800% due 11/16/2026		6,221	6,234
Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	7,721	5,391
5.889% due 05/15/2026		205	143
Ford Credit Auto Owner Trust 5.140% due 03/15/2026		$214	215
GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		1,126	1,126
5.740% due 09/16/2026		6,138	6,151
GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026	CAD	10,200	7,235
4.981% due 02/20/2026		2,054	1,433
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		$38,400	38,662
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		2,724	2,728
Hyundai Auto Receivables Trust
4.530% due 09/15/2027		5,700	5,704
5.290% due 04/15/2027		9,393	9,426
5.770% due 05/15/2026		4,924	4,934
5.800% due 01/15/2027		5,401	5,424
LAD Auto Receivables Trust
5.930% due 06/15/2027		6,490	6,507
6.210% due 10/15/2026		4,958	4,964

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	881	613
SBNA Auto Lease Trust 6.270% due 04/20/2026		$11,953	11,996
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		261	261
Tesla Auto Lease Trust 6.020% due 09/22/2025		5,305	5,310
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		5,290	5,302
USAA Auto Owner Trust 5.830% due 07/15/2026		4,346	4,352
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		12,601	12,630
World Omni Auto Receivables Trust
5.250% due 11/16/2026		1,107	1,108
5.570% due 12/15/2026		4,016	4,024

			341,912

CMBS OTHER 1.7%
ACREC LLC 6.627% due 02/19/2038 •		6,296	6,329
AREIT LLC 6.624% due 06/17/2039 •		26,299	26,370
AREIT Trust 5.576% due 11/17/2038 •		2,581	2,579
Brightspire Capital Ltd. 5.631% due 08/19/2038 •		9,724	9,677
BXMT Ltd. 5.896% due 11/15/2037 •		1,588	1,573
GPMT Ltd. 5.821% due 12/15/2036 •		9,241	9,174
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •		3,041	3,046
LoanCore Issuer Ltd. 5.812% due 07/15/2036 •		3,024	3,037
M360 Ltd. 5.971% due 11/22/2038 •		9,442	9,252
MF1 Ltd.
5.570% due 10/16/2036 •		37,262	37,180
6.196% due 12/15/2035 •		11,036	11,053
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •		8,241	8,219
PFP Ltd.
6.315% due 09/17/2039 •		8,781	8,854
6.671% due 08/19/2035 •		13,640	13,690
Ready Capital Mortgage Financing LLC
5.403% due 07/25/2036 •		737	735
6.219% due 01/25/2037 •		18,148	18,171
6.713% due 10/25/2039 •		3,983	4,002
VMC Finance LLC 5.590% due 06/16/2036 •		271	272

			173,213

CREDIT CARD BULLET 1.6%
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		11,300	11,259
Master Credit Card Trust
5.350% due 01/21/2028 •		50,700	50,875
5.450% due 01/21/2027 •		91,000	91,254

			153,388

CREDIT CARD OTHER 2.4%
CARDS Trust 5.324% due 07/15/2028 •		30,000	30,043
Golden Credit Card Trust 1.970% due 01/15/2029		35,000	33,142
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,000	5,098
Trillium Credit Card Trust
5.134% due 12/26/2028 •		61,000	61,122
5.232% due 08/26/2028 •		112,600	112,967

			242,372

HOME EQUITY OTHER 1.0%
ABFC Trust
5.153% due 06/25/2034 •		214	212
5.428% due 06/25/2033 •		421	418
Accredited Mortgage Loan Trust 4.713% due 09/25/2036 •		1,062	1,053

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	8	3
5.233% due 04/25/2034 •	10,556	9,867
5.488% due 10/25/2034 •	1,587	1,515
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •	70	68
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.393% due 06/25/2029 •	73	72
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.597% due 12/25/2033 •	220	283
Asset-Backed Securities Corp. Home Equity Loan Trust
2.811% due 07/25/2036 •	700	683
4.533% due 05/25/2037 •	17	12
Bear Stearns Asset-Backed Securities Trust
5.253% due 10/27/2032 •	13	13
5.453% due 11/25/2042 •	7	7
5.703% due 08/25/2037 •	54	54
Chase Funding Trust 5.093% due 08/25/2032 •	18	18
Citigroup Mortgage Loan Trust 4.513% due 07/25/2045 •	181	124
Countrywide Asset-Backed Certificates Trust
4.743% due 05/25/2047 •	127	119
4.993% due 12/25/2034 •	3,092	2,995
5.253% due 10/25/2047 •	1,074	977
5.278% due 03/25/2034 •	320	343
5.353% due 05/25/2036 •	209	204
5.953% due 10/25/2034 •	553	549
Countrywide Revolving Home Equity Loan Trust 4.652% due 01/15/2037 •	4	4
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	1	1
Credit-Based Asset Servicing & Securitization LLC 4.822% due 07/25/2037 •	187	122
Credit-Based Asset Servicing & Securitization Trust 4.573% due 11/25/2036 •	32	14
Delta Funding Home Equity Loan Trust 5.332% due 09/15/2029 •	13	12
EMC Mortgage Loan Trust 5.193% due 05/25/2040 •	16	16
Finance America Mortgage Loan Trust 5.278% due 08/25/2034 •	4,993	4,692
First NLC Trust 4.523% due 08/25/2037 •	309	153
Fremont Home Loan Trust 5.188% due 01/25/2035 •	327	320
GSAA Home Equity Trust 4.993% due 07/25/2037 •	240	228
GSAMP Trust
4.523% due 12/25/2036 •	246	121
4.973% due 06/25/2036 •	2,539	2,441
Home Equity Asset Trust
5.038% due 07/25/2036 •	961	953
5.373% due 02/25/2033 •	1	1
5.398% due 06/25/2034 •	1,309	1,297
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •	81	24
HSI Asset Securitization Corp. Trust 4.948% due 02/25/2036 •	1,637	1,549
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	1,082	1,070
4.693% due 05/25/2037 •	102	102
4.858% due 07/25/2036 •	1,408	1,379
Lehman ABS Mortgage Loan Trust 4.543% due 06/25/2037 •	212	140
Long Beach Mortgage Loan Trust
5.013% due 10/25/2034 •	334	324
5.153% due 03/25/2032 •	16	16
5.428% due 04/25/2035 •	4,398	4,362
5.473% due 08/25/2033 •	12	12
MASTR Asset-Backed Securities Trust
4.553% due 11/25/2036 •	45	14
4.553% due 01/25/2037 •	247	70
5.153% due 09/25/2034 •	5,184	4,693
5.233% due 02/25/2034 •	732	716
Merrill Lynch Mortgage Investors Trust
4.613% due 09/25/2037 •	3	1
4.693% due 02/25/2037 •	244	70
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 05/25/2037 •	76	67
4.653% due 09/25/2036 •	17	6
5.073% due 12/25/2035 •	261	255
5.353% due 05/25/2034 •	10,438	10,671
Morgan Stanley Home Equity Loan Trust 5.443% due 05/25/2035 •	468	457

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Morgan Stanley IXIS Real Estate Capital Trust 4.503% due 11/25/2036 •		7	2
New Century Home Equity Loan Trust
4.813% due 05/25/2036 •		77	77
5.383% due 11/25/2034 •		1,527	1,519
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.753% due 07/25/2036 •		2,262	2,079
NovaStar Mortgage Funding Trust
5.113% due 01/25/2036 •		764	758
5.533% due 06/25/2035 •		345	344
RAAC Trust 5.003% due 01/25/2046 •		1,734	1,723
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		7,110	7,144
Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •		239	218
5.173% due 11/25/2034 •		99	85
Residential Asset Mortgage Products Trust 5.143% due 10/25/2035 •		13	13
Securitized Asset-Backed Receivables LLC Trust
5.123% due 08/25/2034 •		3,243	2,975
5.128% due 01/25/2035 •		397	343
Soundview Home Loan Trust 5.013% due 05/25/2036 •		6,723	6,514
Structured Asset Securities Corp. Mortgage Loan Trust 6.167% due 04/25/2035 •		79	79
Terwin Mortgage Trust 4.873% due 07/25/2037 •		110	109
Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		6,405	6,429
6.125% due 02/25/2064 ~		1,390	1,401
6.290% due 05/25/2064 ~		6,785	6,849
Washington Mutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •		43	15

			94,638

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust 4.613% due 11/25/2036 •		306	305
GSAMP Trust 5.203% due 01/25/2034 •		776	763
GSRPM Mortgage Loan Trust 5.203% due 03/25/2035 •		436	460
PRET LLC
4.868% due 07/25/2051 þ		2,243	2,242
4.992% due 02/25/2061 þ		5,559	5,562
Residential Asset Mortgage Products Trust 5.233% due 07/25/2035 •		178	177
Specialty Underwriting & Residential Finance Trust 5.428% due 12/25/2035 •		260	257

			9,766

OTHER ABS 11.0%
522 Funding CLO Ltd. 5.959% due 04/20/2030 •		37	37
AASET Trust 3.844% due 01/16/2038		4,940	3,766
ACAS CLO Ltd. 5.784% due 10/18/2028 •		2,191	2,193
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		1,663	1,666
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •		32,200	32,273
Ares CLO Ltd.
5.967% due 04/17/2033 •		24,900	24,950
5.968% due 01/15/2032 •		9,460	9,477
Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(b)		13,050	13,050
5.485% due 10/21/2034 •		4,300	4,300
5.836% due 10/23/2034 •		5,550	5,565
5.877% due 07/16/2034 •		11,100	11,130
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •	EUR	11,474	11,877
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •		$5,400	5,413
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	197	204
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •		$8,025	8,040
Canyon CLO Ltd. 5.514% due 07/15/2034 •		4,200	4,200
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	9,918	10,274

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 5.879% due 04/17/2031 •		$706	708
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		9,598	9,615
CIFC Funding Ltd.
5.846% due 10/24/2030 •		15,841	15,870
5.939% due 04/27/2031 •		156	156
CNH Equipment Trust 5.900% due 02/16/2027		14,888	14,943
College Avenue Student Loans LLC 6.103% due 11/26/2046 •		952	961
Commonbond Student Loan Trust
2.550% due 05/25/2041		784	732
3.560% due 09/25/2045		699	657
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •		13,790	13,818
CVC Cordatus Loan Fund DAC 3.516% due 09/15/2031 •	EUR	16,680	17,255
Daimler Trucks Retail Trust 6.030% due 09/15/2025		$3,628	3,632
Dell Equipment Finance Trust
4.690% due 08/22/2030		14,800	14,830
5.840% due 01/22/2029		3,401	3,405
6.100% due 04/23/2029		6,293	6,314
DLLAA LLC 5.930% due 07/20/2026		5,292	5,314
Dryden Euro CLO DAC 3.839% due 04/15/2033 •	EUR	8,316	8,584
Dryden Senior Loan Fund
5.767% due 10/19/2029 •		$6,595	6,608
5.806% due 07/15/2030 •		1,332	1,335
ECMC Group Student Loan Trust
5.433% due 02/27/2068 •		12,128	12,073
5.683% due 07/25/2069 •		6,411	6,410
5.733% due 05/25/2067 •		847	847
Elevation CLO Ltd.
5.467% due 07/25/2034 •(b)		19,200	19,200
5.837% due 10/25/2030 •		2,986	2,990
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		20,815	18,161
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	3,739	3,866
Gallatin CLO Ltd. 6.008% due 07/15/2031 •		$14,153	14,182
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		12,627	12,642
Greywolf CLO Ltd. 6.047% due 01/27/2031 •		1,537	1,539
Harvest CLO DAC 3.944% due 07/15/2031 •	EUR	8,685	8,985
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		$17,200	17,200
Invesco Euro CLO DAC 3.834% due 07/15/2031 •	EUR	2,500	2,587
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		$9,500	9,500
KKR CLO Ltd.
5.834% due 07/18/2030 •		5,278	5,287
5.868% due 07/15/2030 •		3,660	3,666
LCM LP 5.879% due 07/20/2030 •		4,971	4,979
LCM Ltd. 5.949% due 10/20/2029 •		2	2
M&T Equipment Notes 6.090% due 07/15/2030		11,570	11,603
Marble Point CLO Ltd. 5.958% due 10/15/2030 •		4,690	4,697
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		174	174
MidOcean Credit CLO 5.833% due 02/20/2031 •		13,246	13,276
MMAF Equipment Finance LLC
5.200% due 09/13/2027		9,969	10,011
5.790% due 11/13/2026		10,598	10,657
Navient Private Education Loan Trust
2.460% due 11/15/2068		1,168	1,111
5.412% due 11/15/2068 •		1,690	1,685
5.962% due 07/16/2040 •		3,445	3,455
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		509	455
1.170% due 09/16/2069		5,202	4,770
1.330% due 04/15/2069		5,832	5,282
1.690% due 05/15/2069		8,972	8,280
5.512% due 04/15/2069 •		6,085	6,084
6.112% due 11/15/2068 •		555	560

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Navient Student Loan Trust
5.483% due 07/26/2066 •		8,204	8,142
5.733% due 12/27/2066 •		12,822	12,889
6.298% due 03/15/2072 •		20,556	20,699
Nelnet Student Loan Trust
4.893% due 09/27/2066 •		2,143	2,144
5.253% due 08/25/2067 •		14,052	14,016
5.283% due 02/27/2051 •		1,357	1,355
5.383% due 09/27/2038 •		1,960	1,953
5.483% due 09/25/2065 •		1,166	1,165
5.533% due 02/25/2066 •		1,534	1,530
5.583% due 06/27/2067 •		28,102	28,108
OAK Hill European Credit Partners DAC 3.959% due 10/20/2031 ~	EUR	26,304	27,235
OCP CLO Ltd. 5.999% due 07/20/2029 •		$257	257
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	8,605	8,902
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		$9,127	9,141
Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		1,590	1,610
8.050% due 03/15/2030 ~		503	507
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •	EUR	11,973	12,407
Palmer Square Loan Funding Ltd. 5.718% due 10/15/2029 •		$2,330	2,333
PFS Financing Corp. 5.748% due 08/15/2027 •		54,200	54,424
Pikes Peak CLO
5.852% due 10/11/2034 •		17,300	17,347
5.866% due 07/15/2034 •		6,100	6,117
Progress Residential Trust
1.692% due 08/17/2040		8,042	7,242
2.013% due 11/17/2040		4,364	3,909
Recette Clo Ltd. 5.959% due 04/20/2034 •		7,400	7,411
Regatta Funding Ltd. 5.826% due 10/25/2031 •		17,115	17,145
Residential Asset Mortgage Products Trust 5.664% due 01/25/2034 •		561	569
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		11,300	11,341
Saranac CLO Ltd. 5.797% due 08/13/2031 •		1,525	1,530
SLM Student Loan Trust
5.133% due 06/25/2043 •		5,910	5,797
5.333% due 12/27/2038 •		1,049	1,044
5.383% due 01/25/2029 •		2,411	2,352
6.195% due 04/25/2049		75	75
6.345% due 07/25/2049		989	981
7.145% due 01/27/2025		1,485	1,489
SMB Private Education Loan Trust
1.340% due 03/17/2053		7,753	7,166
1.600% due 09/15/2054		6,513	6,043
2.340% due 09/15/2034		19	19
5.090% due 10/16/2056		3,258	3,242
5.242% due 01/15/2053 •		5,544	5,477
5.303% due 09/15/2054 •		23,782	23,697
5.500% due 06/17/2052		4,764	4,799
5.698% due 06/17/2052 •		2,055	2,063
5.698% due 07/15/2053 •		16,798	16,917
5.948% due 10/16/2056 •		5,476	5,525
5.962% due 02/17/2032 •		98	98
6.048% due 03/15/2056 •		1,375	1,404
6.148% due 11/15/2052 •		10,342	10,471
6.448% due 05/16/2050 •		3,623	3,685
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		175	171
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		7,902	7,307
Sound Point CLO Ltd.
5.867% due 07/25/2030 •		5,934	5,939
5.906% due 01/25/2032 •		9,800	9,814
Stonepeak ABS 2.301% due 02/28/2033		4,470	4,289
Symphony CLO Ltd.
5.812% due 04/18/2033 •		5,800	5,819
5.869% due 04/16/2031 •		2,173	2,176
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		8,818	8,826
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		31,335	31,391
Thompson Park CLO Ltd. 5.918% due 04/15/2034 •		1,375	1,377

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Toro European CLO DAC 4.104% due 01/12/2032 •	EUR	8,579	8,869
Towd Point Asset Trust 5.185% due 11/20/2061 •		$9,957	9,912
Trinitas CLO Ltd.
5.466% due 10/20/2033 •		19,600	19,600
5.996% due 04/25/2033 •		14,500	14,516
Venture CLO Ltd.
5.775% due 09/07/2030 •		10,303	10,326
5.978% due 07/15/2031 •		6,948	6,961
5.979% due 01/20/2029 •		1,678	1,681
6.009% due 04/20/2032 •		15,754	15,788
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •		9,595	9,612
Verizon Master Trust 5.248% due 12/20/2028 •		17,200	17,258
Volvo Financial Equipment LLC 4.560% due 05/17/2027		17,500	17,515
Voya CLO Ltd. 5.918% due 10/15/2030 •		759	760

			1,093,047

Total Asset-Backed Securities (Cost $2,322,298)			2,300,884

SOVEREIGN ISSUES 1.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	895,000	140,633
Israel Government International Bond 5.000% due 10/30/2026	EUR	2,800	2,985

Total Sovereign Issues (Cost $158,293)			143,618

SHORT-TERM INSTRUMENTS 7.4%
COMMERCIAL PAPER 6.9%
American Electric Power Co., Inc. 4.670% due 01/21/2025		$60,250	60,091
Avangrid, Inc. 4.720% due 01/07/2025		85,000	84,924
Bacardi-Martini BV 4.830% due 01/22/2025		44,450	44,320
Canadian Natural Resources Ltd. 4.880% due 01/16/2025		35,500	35,425
Conagra Brands, Inc. 4.820% due 01/17/2025		29,050	28,985
Constellation Brands, Inc. 4.740% due 01/17/2025		46,150	46,046
Crown Castle, Inc.
4.850% due 01/21/2025		63,100	62,922
5.000% due 01/07/2025		35,500	35,467
CVS Health Corp. 5.250% due 01/31/2025		51,700	51,489
Dell International LLC
4.700% due 01/10/2025		21,100	21,074
4.730% due 01/03/2025		22,600	22,592
4.730% due 01/07/2025		80,280	80,210
Edison International 4.830% due 01/15/2025		6,700	6,687
Intercontinental Exchange, Inc. 4.720% due 01/06/2025		1,100	1,099
Jabil, Inc.
4.850% due 01/17/2025		21,600	21,548
4.870% due 01/17/2025		5,950	5,936
Jones Lang LaSalle Finance BV 4.700% due 01/16/2025		11,950	11,926
Keurig Dr Pepper, Inc.
4.650% due 01/24/2025		47,550	47,406
4.700% due 01/10/2025		20,850	20,824

			688,971

REPURCHASE AGREEMENTS (g) 0.1%			5,500

ISRAEL TREASURY BILLS 0.4%
4.098% due 05/30/2025 (d)(e)	ILS	136,300	36,755

U.S. TREASURY BILLS 0.0%
4.481% due 02/06/2025 - 03/06/2025 (c)(d)(i)		$1,526	1,519

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $732,431)		732,745

Total Investments in Securities (Cost $10,100,132)		10,017,506

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short Asset Portfolio	839,186	8,219
PIMCO Short-Term Floating NAV Portfolio III	21,602,885	210,347

Total Short-Term Instruments (Cost $218,460)		218,566

Total Investments in Affiliates (Cost $218,460)		218,566

Total Investments 102.8% (Cost $10,318,592)		$10,236,072
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $6,835)		35,841
Other Assets and Liabilities, net (3.2)%		(318,624)

Net Assets 100.0%		$9,953,289

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.280%	12/31/2024	01/02/2025	$5,500	U.S. Treasury Notes 4.625% due 06/15/2027	$(5,619)	$5,500	$5,501

Total Repurchase Agreements	$(5,619)	$5,500	$5,501

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(66,348) at a weighted average interest rate of 5.322%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	7,728	$507,757	$(749)	$1,113	$(835)
U.S. Treasury 2-Year Note March Futures	03/2025	2,655	545,893	(41)	0	(42)
U.S. Treasury 5-Year Note March Futures	03/2025	7,149	759,972	(2,679)	0	(670)

$(3,469)	$1,113	$(1,547)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	1,786	$(152,340)	$408	$0	$(186)
U.S. Treasury 10-Year Note March Futures	03/2025	1,986	(215,978)	2,062	435	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1,072	(127,468)	4,284	469	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	933	(103,855)	1,317	233	0

$8,071	$1,137	$(186)

Total Futures Contracts	$4,602	$2,250	$(1,733)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	16,100	$94	$24	$118	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$7,000	$167	$(8)	$159	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	452,000	$5,944	$(8,848)	$(2,904)	$1,244	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	$256,100	0	1,923	1,923	125	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	524,900	(565)	6,302	5,737	238	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029	100,100	0	(136)	(136)	46	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029	54,600	0	(79)	(79)	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.063	Annual	05/31/2029	102,400	0	(154)	(154)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	332,000	(1,052)	5,446	4,394	165	0

$4,327	$4,454	$8,781	$1,890	$0

Total Swap Agreements	$4,588	$4,470	$9,058	$1,894	$0

(i)

Securities with an aggregate market value of $41,475 and cash of $26,525 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2025	GBP	4,362	$5,545	$85	$0
04/2025	BRL	895,000	155,888	13,150	0
BPS	01/2025	AUD	40,747	26,426	1,205	0
01/2025	$4,501	AUD	7,100	0	(106)
01/2025	1,564	CAD	2,248	0	0
01/2025	1,308	EUR	1,256	0	(6)
BRC	01/2025	CAD	34,710	$24,653	495	0
01/2025	EUR	7,009	7,424	160	0
01/2025	GBP	62,777	79,028	446	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	$1,015	CAD	1,459	1	0
03/2025	82	ILS	291	0	(2)
CBK	01/2025	AUD	26,486	$16,856	462	0
01/2025	GBP	7,904	10,053	158	0
01/2025	$1,621	GBP	1,292	0	(3)
05/2025	ILS	132,347	$36,244	0	(305)
DUB	01/2025	AUD	365,147	237,164	11,153	0
02/2025	$104	MXN	2,097	0	(4)
MBC	01/2025	AUD	21,472	$13,561	271	0
01/2025	CAD	3,788	2,648	11	0
01/2025	CHF	21,895	24,952	802	0
01/2025	EUR	134,810	142,044	2,334	0
01/2025	$1,722	AUD	2,647	0	(84)
01/2025	7,458	CAD	10,641	0	(51)
01/2025	1,341	GBP	1,055	0	(21)
03/2025	26	ILS	93	0	(1)
MYI	01/2025	AUD	46,117	$29,338	794	0
RYL	01/2025	5,674	3,633	121	0
SCX	01/2025	CHF	34	39	1	0
01/2025	GBP	8,426	10,693	146	0
01/2025	$1,617	GBP	1,290	0	(3)

Total Forward Foreign Currency Contracts	$31,795	$(586)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	327,900	$77	$97
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	998,500	1,263	1,215
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	747,700	907	909

Total Purchased Options	$2,247	$2,221

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,660	$0	$1,660
Corporate Bonds & Notes
Banking & Finance	0	3,446,548	14,895	3,461,443
Industrials	0	885,618	0	885,618
Utilities	0	236,480	0	236,480
Municipal Bonds & Notes
Louisiana	0	31,689	0	31,689
U.S. Government Agencies	0	916,609	13,492	930,101
U.S. Treasury Obligations	0	355,531	0	355,531
Non-Agency Mortgage-Backed Securities	0	937,737	0	937,737
Asset-Backed Securities
Automobile ABS Other	0	192,548	0	192,548
Automobile Sequential	0	341,912	0	341,912
CMBS Other	0	173,213	0	173,213
Credit Card Bullet	0	153,388	0	153,388
Credit Card Other	0	242,372	0	242,372
Home Equity Other	0	94,638	0	94,638
Whole Loan Collateral	0	9,766	0	9,766
Other ABS	0	1,093,047	0	1,093,047
Sovereign Issues	0	143,618	0	143,618
Short-Term Instruments
Commercial Paper	0	688,971	0	688,971
Repurchase Agreements	0	5,500	0	5,500
Israel Treasury Bills	0	36,755	0	36,755
U.S. Treasury Bills	0	1,519	0	1,519

$0	$9,989,119	$28,387	$10,017,506
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$218,566	$0	$0	$218,566

Total Investments	$218,566	$9,989,119	$28,387	$10,236,072

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,113	3,031	0	4,144
Over the counter	0	34,016	0	34,016

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2024 (Unaudited)

	$1,113	$37,047	$0	$38,160
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,021)	(712)	0	(1,733)
Over the counter	0	(586)	0	(586)

	$(1,021)	$(1,298)	$0	$(2,319)

Total Financial Derivative Instruments	$92	$35,749	$0	$35,841

Totals	$218,658	$10,024,868	$28,387	$10,271,913

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.1% ¤
CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 6.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,204
3.300% due 01/30/2032		1,300	1,133
American Express Co. 5.284% due 07/26/2035 •		2,400	2,375
Athene Global Funding 5.620% due 05/08/2026		5,000	5,048
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	802
Bank of America Corp. 5.933% due 09/15/2027 •		5,100	5,192
Bank of Nova Scotia 5.450% due 08/01/2029		6,600	6,723
Barclays PLC
4.972% due 05/16/2029 •		1,400	1,387
5.690% due 03/12/2030 •		1,400	1,414
7.437% due 11/02/2033 •		2,300	2,532
BPCE SA 5.203% due 01/18/2027		250	251
Credit Suisse AG AT1 Claim		9,300	1,162
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,331
3.547% due 09/18/2031 •		$500	449
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,176
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,126
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	192
2.900% due 02/16/2028		200	185
3.375% due 11/13/2025		700	689
4.125% due 08/17/2027		500	484
5.125% due 06/16/2025		400	400
5.800% due 03/05/2027		600	606
5.800% due 03/08/2029		700	701
6.950% due 03/06/2026		200	204
6.950% due 06/10/2026		200	205
7.350% due 11/04/2027		200	209
GLP Capital LP 5.625% due 09/15/2034		400	394
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,500	1,436
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,200	1,204
5.798% due 08/10/2026 •		2,200	2,213
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,892
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	264
4.292% due 09/12/2026 •		1,300	1,295
5.887% due 08/14/2027 •		400	406
Jackson National Life Global Funding 5.600% due 04/10/2026		4,200	4,234
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,000	961
1.578% due 04/22/2027 •		1,600	1,537
5.040% due 01/23/2028 •		100	100
6.070% due 10/22/2027 •		2,100	2,150
Lloyds Banking Group PLC 4.550% due 08/16/2028		2,500	2,455
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		2,000	2,021
Morgan Stanley
1.512% due 07/20/2027 •		3,200	3,042
4.654% due 10/18/2030 •		3,200	3,132
5.656% due 04/18/2030 •		200	204
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		6,300	6,310
5.504% due 05/26/2028 •		600	608
NatWest Group PLC 4.892% due 05/18/2029 •		3,500	3,467
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		3,000	2,032

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	1,036
Prologis LP 5.000% due 01/31/2035		1,300	1,267
RLJ Lodging Trust LP 3.750% due 07/01/2026		1,200	1,168
Royal Bank of Canada 4.969% due 08/02/2030 •		700	695
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		400	404
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,305
4.751% due 05/12/2028 •		7,900	7,855
VICI Properties LP 4.750% due 02/15/2028		2,700	2,679
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,700	2,544
5.574% due 07/25/2029 •		11,500	11,679

			111,169

INDUSTRIALS 2.1%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,404
Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	204
6.375% due 11/21/2030		600	617
6.875% due 11/21/2053		200	202
Centene Corp. 4.625% due 12/15/2029		3,000	2,840
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,221
DAE Funding LLC
2.625% due 03/20/2025		900	893
3.375% due 03/20/2028		900	843
Expedia Group, Inc. 4.625% due 08/01/2027		300	299
Hyundai Capital America 5.450% due 06/24/2026		200	201
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,674
Imperial Brands Finance PLC 3.500% due 07/26/2026		400	392
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	477
MPLX LP 2.650% due 08/15/2030		$1,600	1,401
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		800	789
4.345% due 09/17/2027		3,300	3,178
4.810% due 09/17/2030		1,800	1,693
Occidental Petroleum Corp. 5.550% due 10/01/2034		3,400	3,309
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		1,600	1,501
Sands China Ltd.
5.125% due 08/08/2025		4,000	3,986
5.400% due 08/08/2028		2,900	2,869
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	678
3.375% due 04/15/2029		1,500	1,401
United Airlines Pass-Through Trust 5.450% due 08/15/2038		600	603

			35,675

UTILITIES 0.5%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,100	1,031
4.550% due 07/01/2030		1,500	1,453
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		1,000	1,004
Southern California Edison Co.
4.875% due 02/01/2027		1,800	1,806
5.150% due 06/01/2029		2,800	2,819

			8,113

Total Corporate Bonds & Notes (Cost $156,627)			154,957

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	104

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	780	724

		828

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	185	194

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	112

Total Municipal Bonds & Notes (Cost $1,165)		1,134

U.S. GOVERNMENT AGENCIES 41.7%
Fannie Mae
4.202% due 10/01/2029 ~	8,800	8,601
4.300% due 12/01/2029	6,114	5,995
4.540% due 07/01/2030	2,000	1,979
4.705% due 09/01/2031 ~	16,300	16,172
4.720% due 10/01/2028 - 08/01/2030	5,983	5,986
4.770% due 10/01/2028	2,400	2,407
4.850% due 05/01/2029	1,500	1,511
4.909% due 12/25/2036 •	5	5
4.930% due 06/01/2029	3,900	3,942
5.000% due 04/25/2033	1	1
5.033% due 07/25/2037 - 03/25/2044 •	24	24
5.063% due 07/25/2037 •	12	12
5.083% due 09/25/2035 •	22	22
5.093% due 09/25/2035 •	48	48
5.300% due 11/01/2030	7,900	8,073
5.403% due 06/25/2037 •	81	80
5.433% due 01/25/2040 •	201	201
5.519% due 11/25/2054 •	7,679	7,650
6.128% due 07/01/2044 •	3	3
6.706% due 05/25/2035 ~	2	2
6.979% due 01/01/2036 •	6	6
7.260% due 08/01/2033 •	2	2
7.833% due 06/01/2033 •	70	72
Freddie Mac
4.000% due 11/01/2047 - 01/01/2048	1,585	1,473
4.500% due 03/01/2029	7	7
5.282% due 06/15/2041 •	30	30
5.412% due 08/15/2037 •	53	53
5.422% due 10/15/2037 •	9	9
5.432% due 05/15/2037 - 09/15/2037 •	60	60
5.500% due 07/01/2038	10	10
5.719% due 12/25/2054 •	13,348	13,391
6.025% due 02/25/2045 •	5	5
6.480% due 03/01/2034 •	15	16
Ginnie Mae
3.750% due 11/20/2044 •	392	399
5.000% due 04/15/2036 - 09/15/2039	462	462
Ginnie Mae, TBA
4.500% due 01/01/2055 - 02/01/2055	17,030	16,098
5.000% due 02/01/2055	34,680	33,630
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	12,159	10,903
4.500% due 08/01/2052	3,783	3,577
5.500% due 03/01/2034 - 09/01/2054	36,930	36,465
6.000% due 08/01/2036 - 02/01/2038	37	38
6.500% due 10/01/2036	3	3
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	39,975	33,960
4.000% due 01/01/2055 - 02/01/2055	93,500	85,497
4.500% due 03/01/2055	32,900	30,926
5.000% due 02/01/2055	610	588
5.500% due 02/01/2055	25,100	24,752
6.000% due 02/01/2055	99,850	100,232
6.500% due 02/01/2055	248,540	253,482

Total U.S. Government Agencies (Cost $712,529)		708,860

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Inflation Protected Securities (g)
1.750% due 01/15/2034 (j)(l)	4,929	4,727
1.875% due 07/15/2034	36,419	35,299
2.125% due 04/15/2029	21,227	21,259
2.125% due 02/15/2054 (j)(l)	8,681	8,043

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $71,526)			69,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	5,512	6,905
BAMLL Commercial Mortgage Securities Trust 5.962% due 09/15/2038 •		$1,300	1,190
Banc of America Funding Trust
5.100% due 01/20/2047 ~		24	21
5.670% due 05/25/2035 ~		10	9
Bear Stearns Adjustable Rate Mortgage Trust
6.944% due 01/25/2034 ~		9	9
Bear Stearns ALT-A Trust
4.793% due 08/25/2036 •		744	648
4.793% due 04/25/2037 •		2,767	2,408
5.151% due 09/25/2035 ~		23	13
5.515% due 05/25/2035 ~		55	52
Chase Home Lending Mortgage Trust 5.819% due 05/25/2055 •		3,955	3,961
ChaseFlex Trust 5.053% due 07/25/2037 •		256	221
CIM Trust 5.500% due 08/25/2064 ~		8,377	8,349
Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~		938	856
6.170% due 09/25/2062 þ		8,282	8,287
7.230% due 10/25/2035 •		3	3
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •		6,578	6,502
Countrywide Alternative Loan Trust
4.693% due 06/25/2036 •		941	833
4.813% due 05/25/2047 •		113	105
4.905% due 03/20/2046 •		2,119	1,792
4.945% due 05/20/2046 •		51	45
6.000% due 10/25/2033		6	6
6.000% due 12/25/2034		1,965	1,736
6.000% due 12/25/2035		1,560	1,089
6.385% due 08/25/2035 •		3,459	3,159
Countrywide Home Loan Mortgage Pass-Through Trust
5.400% due 02/20/2035 ~		6	6
6.662% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.458% due 03/25/2059 ~		1,561	1,560
3.659% due 02/25/2061 ~		2,874	2,867
4.184% due 07/27/2061 ~		3,795	3,787
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.953% due 02/25/2035 •		95	93
First Horizon Mortgage Pass-Through Trust 6.743% due 08/25/2035 ~		15	11
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	69	70
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •		$1,209	975
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		9	7
4.769% due 11/25/2035 ~		37	30
5.081% due 06/25/2034 ~		13	13
6.000% due 03/25/2037		13	7
HarborView Mortgage Loan Trust
4.891% due 12/19/2036 •		909	692
4.921% due 05/19/2035 •		490	472
IndyMac INDX Mortgage Loan Trust 4.833% due 09/25/2046 •		155	136
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		657	626
JP Morgan Mortgage Trust
5.623% due 11/25/2035 ~		33	26
5.750% due 01/25/2036		21	9
6.082% due 07/25/2035 ~		125	125
7.293% due 08/25/2034 ~		104	105
Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ		3,001	3,003
4.750% due 04/25/2061 þ		1,956	1,957
4.750% due 07/25/2061 þ		3,382	3,381
5.250% due 07/25/2067 þ		1,667	1,664
MASTR Adjustable Rate Mortgages Trust 5.625% due 12/25/2046 •		6,513	4,900
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2036 •		16	16
4.953% due 11/25/2035 •		6	5
5.485% due 02/25/2035 ~		203	191
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	6,763	7,017
Natixis Commercial Mortgage Securities Trust 6.062% due 08/15/2038 •		$6,300	5,889

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,861	1,777
Prime Mortgage Trust 4.853% due 02/25/2034 •		2	1
Residential Accredit Loans, Inc. Trust
4.793% due 01/25/2037 •		882	759
4.823% due 08/25/2036 •		289	257
5.791% due 10/25/2037 ~		1,096	912
SREIT Trust 5.608% due 10/15/2038 •		9,000	8,972
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	1,489	1,870
Structured Adjustable Rate Mortgage Loan Trust 4.943% due 08/25/2035 ~		$18	15
Structured Asset Mortgage Investments Trust 4.981% due 07/19/2035 •		78	75
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	695	867
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		$92	81
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	4,258	5,342
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,056	2,947
3.353% due 10/25/2057 ~		4,900	4,084
5.453% due 05/25/2058 •		847	868
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	1,972	2,475
WaMu Mortgage Pass-Through Certificates Trust
4.355% due 02/27/2034 •		$7	6
4.486% due 07/25/2037 ~		4,061	3,651
4.823% due 05/25/2034 •		982	908
5.033% due 10/25/2045 •		7	7
5.525% due 03/25/2047 •		1,232	1,027
5.575% due 06/25/2047 •		2,185	1,804
5.825% due 02/25/2046 •		43	38
5.895% due 01/25/2046 •		2,808	2,445
6.025% due 11/25/2042 •		4	4
6.225% due 08/25/2042 •		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust 5.655% due 11/25/2046 •		4,266	3,518

Total Non-Agency Mortgage-Backed Securities (Cost $136,793)			132,557

ASSET-BACKED SECURITIES 32.3%
AUTOMOBILE ABS OTHER 0.1%
Carmax Select Receivables Trust 5.328% due 09/15/2027 •		878	879

AUTOMOBILE SEQUENTIAL 6.4%
Ally Auto Receivables Trust 5.460% due 05/15/2028		2,600	2,626
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		3,900	3,987
6.120% due 04/20/2027		8,700	8,836
Bank of America Auto Trust 5.830% due 05/15/2026		958	959
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		900	909
5.670% due 04/15/2027		917	919
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	2,100	1,481
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$2,500	2,523
Carmax Select Receivables Trust
5.400% due 11/15/2028		400	405
5.780% due 09/15/2027		390	393
Carvana Auto Receivables Trust
0.800% due 01/10/2027		1,511	1,487
4.680% due 02/10/2028		4,650	4,648
5.500% due 08/10/2027		1,587	1,591
5.620% due 01/10/2029		500	506
5.710% due 07/10/2028		1,500	1,519
5.760% due 04/12/2027		417	418
5.900% due 08/10/2027		540	543
6.410% due 09/10/2027		1,262	1,269
Chase Auto Owner Trust 5.480% due 04/26/2027		3,187	3,199
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,000	1,007
5.430% due 10/15/2026		865	867
Drive Auto Receivables Trust 5.830% due 12/15/2026		1,519	1,521

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Exeter Automobile Receivables Trust 5.530% due 10/15/2026	476	477
FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	506
5.540% due 04/16/2029	700	709
FHF Issuer Trust
5.690% due 02/15/2030	2,851	2,879
5.890% due 06/15/2030	964	976
Flagship Credit Auto Trust 5.640% due 03/15/2028	1,609	1,618
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	1,196	1,202
5.990% due 05/15/2028	2,114	2,127
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	374	376
5.590% due 10/15/2029	1,966	1,990
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028	2,600	2,629
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,600	1,588
5.440% due 01/25/2029	8,500	8,563
5.490% due 06/25/2027	1,000	1,007
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	3,700	3,729
5.480% due 04/17/2028	2,500	2,528
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	792	796
Prestige Auto Receivables Trust 5.690% due 05/17/2027	1,995	2,000
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	840	820
5.320% due 09/25/2030	795	793
5.380% due 11/25/2030	1,587	1,588
7.090% due 06/25/2032	1,585	1,605
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	3,700	3,747
5.930% due 07/17/2028	2,200	2,223
SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,200	3,211
5.450% due 12/15/2027	4,209	4,225
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	960	962
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	1,026	1,035
Westlake Automobile Receivables Trust
5.440% due 05/17/2027	700	705
5.620% due 03/15/2027	1,193	1,196
5.750% due 08/16/2027	4,400	4,426
6.230% due 01/15/2027	4,673	4,693

		109,044

CMBS OTHER 1.7%
AREIT Trust 6.316% due 11/17/2038 •	2,100	2,100
BPCRE Ltd. 6.775% due 01/16/2037 •	963	970
M360 Ltd. 6.721% due 11/22/2038 •	3,800	3,737
MF1 LLC 6.103% due 03/19/2039 •	800	803
MF1 Ltd. 6.116% due 02/19/2037 •	8,700	8,576
Starwood Mortgage Trust 6.398% due 11/15/2038 •	13,200	13,069

		29,255

CREDIT CARD BULLET 1.1%
American Express Credit Account Master Trust 4.870% due 05/15/2028	4,500	4,526
BA Credit Card Trust 4.790% due 05/15/2028	4,700	4,723
Synchrony Card Funding LLC 4.930% due 07/15/2030	8,800	8,863

		18,112

CREDIT CARD OTHER 0.5%
Chase Issuance Trust 4.720% due 01/15/2031	8,700	8,699

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

HOME EQUITY OTHER 10.1%
Aames Mortgage Investment Trust 5.443% due 07/25/2035 •	49	49
ABFC Trust
4.713% due 01/25/2037 •	1,846	1,298
5.503% due 03/25/2034 •	382	367
ACE Securities Corp. Home Equity Loan Trust
4.713% due 12/25/2036 •	4,047	2,094
4.893% due 11/25/2036 •	2,375	952
5.353% due 09/25/2033 •	1,462	1,442
Aegis Asset-Backed Securities Trust 4.693% due 01/25/2037 •	293	216
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.528% due 04/25/2034 •	794	744
5.428% due 07/25/2035 •	800	747
Argent Securities Trust
4.933% due 06/25/2036 •	5,732	1,547
4.993% due 05/25/2036 •	5,405	1,290
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.927% due 06/26/2034 •	529	515
5.213% due 02/25/2036 •	5,118	4,029
Asset-Backed Securities Corp. Home Equity Loan Trust 5.263% due 06/25/2034 •	2,758	2,739
Bayview Financial Asset Trust 4.903% due 03/25/2037 •	324	324
Bear Stearns Asset-Backed Securities Trust
4.803% due 05/25/2037 •	11,500	9,366
5.403% due 10/25/2037 •	1,119	1,074
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	3,270	3,289
Citigroup Mortgage Loan Trust
4.713% due 03/25/2037 •	689	607
4.773% due 09/25/2036 •	3,562	2,682
4.973% due 03/25/2036 •	3,532	3,191
Countrywide Asset-Backed Certificates Trust
4.238% due 05/25/2036 •	1,283	1,248
4.593% due 07/25/2037 •	236	234
4.703% due 02/25/2036 •	516	490
4.703% due 06/25/2047 •	874	845
4.713% due 12/25/2036 •	1,152	1,050
4.733% due 05/25/2037 •	1,724	1,616
4.733% due 06/25/2047 •	833	750
4.743% due 10/25/2047 •	4,100	3,492
4.853% due 02/25/2037 •	645	594
4.973% due 12/25/2036 •	2,660	2,500
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization Trust 3.166% due 07/25/2036 •	1,347	1,260
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •	737	715
First NLC Trust 5.188% due 02/25/2036 •	14,622	12,767
Fremont Home Loan Trust 4.513% due 01/25/2037 •	6	3
GE-WMC Asset-Backed Pass-Through Certificates 5.093% due 12/25/2035 •	5,190	4,982
GSAMP Trust
4.753% due 08/25/2036 •	94	94
4.753% due 09/25/2036 •	2,031	702
4.853% due 01/25/2047 •	747	381
5.353% due 11/25/2035 •	271	262
Home Equity Mortgage Loan Asset-Backed Trust 4.623% due 04/25/2037 •	8,519	5,931
HSI Asset Securitization Corp. Trust
4.603% due 12/25/2036 •	4,966	4,342
4.918% due 03/25/2036 •	13,784	12,065
JP Morgan Mortgage Acquisition Trust
4.723% due 07/25/2036 •	828	735
4.723% due 08/25/2036 •	1,100	1,023
4.753% due 03/25/2037 •	4,503	4,332
Long Beach Mortgage Loan Trust
5.013% due 10/25/2034 •	12	11
5.368% due 08/25/2035 •	2,200	1,989
MASTR Asset-Backed Securities Trust 4.653% due 11/25/2036 •	6,949	4,072
Merrill Lynch Mortgage Investors Trust 4.993% due 01/25/2037 •	6,053	5,851
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 02/25/2037 •	1,501	1,295
4.593% due 05/25/2037 •	366	324
4.633% due 02/25/2037 •	1,404	447
4.668% due 03/25/2037 •	8,398	3,287
4.753% due 06/25/2036 •	1,361	688

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.813% due 02/25/2037 •		8,864	2,822
4.913% due 09/25/2036 •		708	302
5.383% due 07/25/2035 •		1,958	1,892
Morgan Stanley Mortgage Loan Trust 4.633% due 12/25/2036 •		2,086	723
Option One Mortgage Loan Trust
4.553% due 07/25/2036 •		2,290	1,036
4.583% due 07/25/2037 •		2,747	1,741
Popular ABS Mortgage Pass-Through Trust 4.948% due 07/25/2036 •		1,165	1,092
Residential Asset Mortgage Products Trust 5.518% due 05/25/2035 •		3,017	2,905
Residential Asset Securities Corp. Trust
5.113% due 12/25/2035 •		9,984	9,721
5.158% due 11/25/2035 •		11,554	11,205
Saxon Asset Securities Trust 5.128% due 11/25/2037 •		2,104	2,013
Securitized Asset-Backed Receivables LLC Trust 4.633% due 05/25/2037 •		8,953	5,395
Soundview Home Loan Trust
4.918% due 02/25/2036 •		2,430	2,248
5.293% due 08/25/2035 •		2,429	2,186
5.533% due 07/25/2035 •		1,118	1,110
Structured Asset Investment Loan Trust 4.603% due 09/25/2036 •		104	102
Structured Asset Securities Corp. Mortgage Loan Trust 5.103% due 04/25/2031 •		4,830	4,814
WaMu Asset-Backed Certificates WaMu Trust 4.623% due 07/25/2047 •		1,227	904

			171,152

HOME EQUITY SEQUENTIAL 0.0%
BNC Mortgage Loan Trust 3.636% due 10/25/2036 •		157	155

WHOLE LOAN COLLATERAL 1.6%
Bear Stearns Asset-Backed Securities Trust 5.368% due 10/25/2036 ~		167	74
First Franklin Mortgage Loan Trust
4.673% due 12/25/2037 •		637	608
4.753% due 08/25/2036 •		1,715	1,630
4.933% due 05/25/2036 •		1,900	1,595
PRET LLC
3.721% due 07/25/2051 þ		4,580	4,570
4.744% due 07/25/2051 þ		1,530	1,522
4.843% due 09/25/2051 þ		4,532	4,512
4.868% due 07/25/2051 þ		1,637	1,636
4.992% due 02/25/2061 þ		1,380	1,380
5.487% due 10/25/2051 ~		641	641
5.487% due 10/25/2051 þ		3,068	3,070
7.021% due 02/25/2054 þ		2,281	2,292
PRPM LLC 3.720% due 02/25/2027 þ		3,258	3,252
Securitized Asset-Backed Receivables LLC Trust 4.953% due 05/25/2036 •		2,345	1,197

			27,979

OTHER ABS 10.8%
ACHV ABS Trust 7.240% due 11/25/2030		329	330
Ares European CLO DAC
3.964% due 10/15/2031 •	EUR	4,525	4,685
4.069% due 04/20/2032 •		5,501	5,683
Ascent Education Funding Trust 6.140% due 10/25/2050		$601	607
Aurium CLO DAC 3.909% due 01/16/2031 •	EUR	11,248	11,638
Black Diamond CLO DAC 4.003% due 05/15/2032 •		3,689	3,825
BNPP AM Euro CLO DAC 4.021% due 07/22/2032 •		7,495	7,730
Cairn CLO DAC 3.964% due 10/15/2031 •		2,278	2,358
Carlyle Euro CLO DAC
3.884% due 01/15/2031 •		3,359	3,480
3.913% due 08/15/2032 •		4,394	4,544
CVC Cordatus Loan Fund DAC 3.834% due 10/15/2031 •		5,134	5,314
DLLAA LLC 5.930% due 07/20/2026		$460	462
Dryden Euro CLO DAC 3.883% due 05/15/2034 •	EUR	3,296	3,414

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

ECMC Group Student Loan Trust 5.683% due 07/25/2069 •		$1,320	1,320
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	2,393	2,475
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		$462	462
Gallatin CLO Ltd. 6.568% due 07/15/2031 •		3,850	3,861
Harvest CLO DAC
3.824% due 10/15/2031 •	EUR	1,784	1,846
3.899% due 10/20/2031 •		4,617	4,775
Home Partners of America Trust 1.901% due 12/17/2026		$698	662
KKR CLO Ltd.
5.834% due 07/18/2030 •		1,042	1,043
6.078% due 07/15/2034 •		2,250	2,253
6.494% due 07/18/2030 •		5,200	5,217
LCM Ltd. 5.897% due 07/20/2034 •		2,000	2,006
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	5,081
Madison Park Euro Funding DAC 3.826% due 10/25/2030 ~	EUR	2,377	2,463
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •		75	77
Marlette Funding Trust 5.950% due 11/15/2032		$1,295	1,296
Nelnet Student Loan Trust
6.640% due 02/20/2041		552	560
6.805% due 02/20/2041 •		552	553
OZLM Ltd.
6.329% due 07/20/2032 •		3,700	3,710
6.579% due 07/20/2032 •		2,250	2,257
Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		1,044	1,051
6.660% due 07/15/2031		618	626
7.128% due 06/16/2031		46	46
7.656% due 05/15/2030		924	928
Palmer Square CLO Ltd. 1.000% due 05/21/2034 •(a)		4,200	4,200
Palmer Square European Loan Funding DAC
3.914% due 07/15/2031 •	EUR	3,126	3,239
3.964% due 04/15/2031 •		3,267	3,386
Reach ABS Trust 7.050% due 02/18/2031		$97	97
Regatta Funding Ltd. 5.826% due 10/25/2031 •		6,345	6,356
Regional Management Issuance Trust 5.830% due 07/15/2036		1,000	1,021
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		5,200	5,219
Sculptor European CLO DAC 3.974% due 01/14/2032 •	EUR	10,882	11,228
Segovia European CLO DAC 4.099% due 07/20/2032 •		2,817	2,913
SLM Student Loan Trust 3.486% due 10/25/2039 •		475	462
SMB Private Education Loan Trust
2.850% due 11/16/2054		$8,225	7,577
4.550% due 02/16/2055		6,164	5,881
5.500% due 06/17/2052		3,456	3,481
5.698% due 07/15/2053 •		3,701	3,728
6.148% due 11/15/2052 •		829	839
6.398% due 10/16/2056 •		1,223	1,255
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,957	1,864
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		87	88
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		926	927
TCI-Symphony CLO Ltd. 6.468% due 10/13/2032 •		6,330	6,347
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	2,259	2,340
Trestles CLO Ltd. 6.049% due 07/21/2034 •		$2,250	2,254
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		532	513
Venture CLO Ltd.
6.251% due 07/30/2032 •		4,300	4,310

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.601% due 07/30/2032 •		5,200	5,217

			183,380

Total Asset-Backed Securities (Cost $570,569)			548,655

SOVEREIGN ISSUES 6.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	42,700	6,710
0.000% due 10/01/2025 (e)		177,400	25,898
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	29,600	1,206
Mexico Government International Bond
4.000% due 08/24/2034 (g)	MXN	4,672	199
4.500% due 12/04/2025 (g)		208,578	9,853
4.500% due 11/22/2035 (g)		225,264	9,907
8.000% due 11/07/2047		52,100	1,918
8.500% due 03/01/2029		37,800	1,722
Peru Government International Bond
5.400% due 08/12/2034	PEN	30,000	7,301
6.150% due 08/12/2032		102,500	27,111
6.900% due 08/12/2037		10,500	2,790
6.950% due 08/12/2031		3,600	1,010
7.300% due 08/12/2033		11,900	3,343
7.600% due 08/12/2039		1,400	393
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	53,500	2,520
8.000% due 01/31/2030		48,900	2,483
8.250% due 03/31/2032		28,000	1,374
8.500% due 01/31/2037		36,700	1,651
9.000% due 01/31/2040		165,700	7,482
Turkey Government International Bond
50.485% (BISTREFI) due 05/20/2026 ~	TRY	800	23
50.485% (BISTREFI) due 08/19/2026 ~		500	14
50.485% (BISTREFI) due 05/17/2028 ~		69,700	1,945

Total Sovereign Issues (Cost $120,778)			116,853

		SHARES
COMMON STOCKS 15.3%
COMMUNICATION SERVICES 1.4%
Alphabet, Inc. 'A'		100,995	19,118
Verizon Communications, Inc.		31,248	1,250
Walt Disney Co.		31,248	3,479

			23,847

CONSUMER DISCRETIONARY 1.8%
Amazon.com, Inc. (c)		31,248	6,856
Home Depot, Inc.		31,248	12,155
McDonald's Corp.		31,248	9,058
NIKE, Inc. 'B'		31,248	2,365

			30,434

CONSUMER STAPLES 0.6%
Coca-Cola Co.		31,248	1,945
Procter & Gamble Co.		31,248	5,239
Walmart, Inc.		31,248	2,823

			10,007

ENERGY 0.3%
Chevron Corp.		31,248	4,526

FINANCIALS 3.1%
American Express Co.		31,248	9,274
Goldman Sachs Group, Inc.		31,248	17,893
JPMorgan Chase & Co.		31,248	7,491
Travelers Cos., Inc.		31,248	7,527
Visa, Inc. 'A'		31,248	9,876

			52,061

HEALTH CARE 1.8%
Amgen, Inc.		31,248	8,144
Johnson & Johnson		31,248	4,519
Merck & Co., Inc.		31,248	3,109

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

UnitedHealth Group, Inc.		31,248	15,807

			31,579

INDUSTRIALS 1.6%
3M Co.		31,248	4,034
Boeing Co. (c)		31,248	5,531
Caterpillar, Inc.		31,248	11,335
Honeywell International, Inc.		31,248	7,059

			27,959

INFORMATION TECHNOLOGY 4.1%
Apple, Inc.		31,248	7,825
Cisco Systems, Inc.		31,248	1,850
International Business Machines Corp.		31,248	6,869
Microsoft Corp.		72,886	30,722
NVIDIA Corp.		90,604	12,167
Salesforce, Inc.		31,248	10,447

			69,880

MATERIALS 0.6%
Sherwin-Williams Co.		31,248	10,622

Total Common Stocks (Cost $256,086)			260,915

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.8%
COMMERCIAL PAPER 3.1%
American Electric Power Co., Inc. 4.670% due 01/21/2025		$8,500	8,477
Canadian Natural Resources Ltd. 4.880% due 01/16/2025		8,520	8,502
Cencora, Inc.
4.750% due 01/15/2025		7,660	7,646
4.750% due 01/23/2025		950	947
Constellation Brands, Inc. 4.740% due 01/17/2025		8,650	8,631
CVS Health Corp. 5.250% due 01/31/2025		8,520	8,485
Dell International LLC 4.700% due 01/10/2025		8,500	8,489
Jones Lang LaSalle Finance BV 4.700% due 01/16/2025		1,080	1,078

			52,255

REPURCHASE AGREEMENTS (h) 0.7%			11,900

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/09/2025 (e)(f)	HUF	513,000	1,291

U.S. TREASURY BILLS 1.9%
4.498% due 01/16/2025 - 03/27/2025 (d)(e)(j)(l)		$32,029	31,873

Total Short-Term Instruments (Cost $97,327)			97,319

Total Investments in Securities (Cost $2,123,400)			2,090,578

		SHARES
INVESTMENTS IN AFFILIATES 8.6%
SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short Asset Portfolio		6,212,015	60,840
PIMCO Short-Term Floating NAV Portfolio III		8,867,515	86,343

Total Short-Term Instruments (Cost $147,262)			147,183

Total Investments in Affiliates (Cost $147,262)			147,183

Total Investments 131.7% (Cost $2,270,662)			$2,237,761
Financial Derivative Instruments (i)(k) 9.0%(Cost or Premiums, net $37,866)			153,008

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Other Assets and Liabilities, net (40.7)%	(691,748)

Net Assets 100.0%	$1,699,021

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$11,900	U.S. Treasury Notes 4.250% due 06/30/2029	$(12,121)	$11,900	$11,903

Total Repurchase Agreements	$(12,121)	$11,900	$11,903

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$80,400	$(70,853)	$(71,107)

Total Short Sales (4.2)%	$(70,853)	$(71,107)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(592) at a weighted average interest rate of 5.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2025	847	$251,379	$(8,754)	$0	$(974)
U.S. Treasury 10-Year Note March Futures	03/2025	1,243	135,176	(1,323)	0	(272)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	337	40,071	(1,326)	0	(148)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	221	24,600	(317)	0	(55)

$(11,720)	$0	$(1,449)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	380	$(90,875)	$7	$0	$(3)
Euro-Bund March Futures	03/2025	42	(5,805)	99	0	(18)
Euro-Buxl 30-Year Bond March Futures	03/2025	16	(2,199)	117	0	(20)
U.S. Treasury 5-Year Note March Futures	03/2025	172	(18,284)	76	16	0
U.S. Treasury Long-Term Bond March Futures	03/2025	10	(1,138)	26	3	0

$325	$19	$(41)

Total Futures Contracts	$(11,395)	$19	$(1,490)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$2,400	$40	$(17)	$23	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	600	(3)	13	10	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	600	4	0	4	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	5,200	67	(1)	66	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	1,200	7	2	9	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	$2,400	18	13	31	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	3,080	611	(331)	280	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	3,620	436	74	510	0	(1)

$1,183	$(245)	$938	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$152	$(3)	$3	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	228	5	4	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	63	(5)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,800	(86)	56	(30)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	700	(27)	11	(16)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	1,600	(47)	(3)	(50)	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	5	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	21,800	1,584	133	1,717	19	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	12	46	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,500	33	1	34	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	209,460	4,689	62	4,751	50	0

$5,727	$729	$6,456	$76	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	109,200	$1,526	$(2,228)	$(702)	$301	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	600	(3)	17	14	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	300	(1)	15	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$332,200	5,680	(2,396)	3,284	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	25,910	(9)	209	200	3	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		141,200	0	(345)	(345)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	74	1,788	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	2,274	2,266	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	78	78	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	28	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	72	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	595	1,126	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	871	1,647	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	391	464	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,904	1,999	7,903	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(353)	480	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	14	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		240	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	30	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		28,210	1	928	929	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	43	40	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,800	(7)	(25)	(32)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		1,500	(6)	(20)	(26)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	(37)	(45)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		800	(4)	(11)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		70,840	(441)	2,384	1,943	105	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	23,889	22,832	141	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	849	1,095	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,380	13,865	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,841	4,606	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	3,379	4,253	58	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	69,680	921	51	972	181	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	(6)	(7)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	(14)	(17)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	(12)	(15)	0	(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	2	0	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	3	1	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		28,285	211	183	394	82	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		12,079	59	(347)	(288)	0	(58)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	614	433	115	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	33,000	0	5	5	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	900	(4)	(64)	(68)	0	(2)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	1,000	(4)	(63)	(67)	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	300	(1)	(22)	(23)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	400	(2)	(30)	(32)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	500	(2)	(31)	(33)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	900	(3)	(52)	(55)	0	(2)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	30	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	800	(3)	(35)	(38)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	600	(2)	(22)	(24)	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	24,100	0	4	4	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025	32,200	0	5	5	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	35,600	0	10	10	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	32,200	0	15	15	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	24,100	0	14	14	0	(1)

$25,826	$43,211	$69,037	$1,337	$(120)

Total Swap Agreements	$32,736	$43,695	$76,431	$1,414	$(123)

(j)

Securities with an aggregate market value of $20,351 and cash of $44,144 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	18	$13	$0	$0
01/2025	$2,848	NZD	4,834	0	(143)
BOA	01/2025	CNH	5,657	$777	6	0
01/2025	KRW	1,149,966	819	40	0
01/2025	SEK	6,125	560	6	0
01/2025	SGD	24	18	0	0
01/2025	$221	IDR	3,536,215	0	(3)
01/2025	902	JPY	137,548	0	(27)
01/2025	617	KRW	869,665	0	(28)
01/2025	630	ZAR	11,404	0	(27)
02/2025	HKD	545	$70	0	0
02/2025	PEN	22,401	6,012	59	0
BPS	01/2025	CNH	72,295	9,976	123	0
01/2025	CZK	35,866	1,506	31	0
01/2025	EUR	548	578	10	0
01/2025	HUF	517,050	1,300	1	(3)
01/2025	IDR	23,733,315	1,454	0	(17)
01/2025	INR	168,176	1,961	0	0
01/2025	KRW	3,621,410	2,596	143	0
01/2025	MXN	36,882	1,829	61	0
01/2025	SGD	15	11	0	0
01/2025	TWD	211,463	6,639	210	0
01/2025	$4,211	CNH	30,739	0	(22)
01/2025	5,092	IDR	80,983,834	0	(93)
01/2025	4,013	INR	339,359	0	(55)
01/2025	2,447	KRW	3,630,948	14	0
01/2025	5,348	PLN	21,787	0	(78)
01/2025	2,361	TWD	76,602	0	(33)
01/2025	7,493	ZAR	132,553	0	(479)
02/2025	CNH	36,737	$5,071	61	0
03/2025	ILS	1,721	479	5	0
03/2025	KRW	3,621,577	2,447	0	(12)
03/2025	MXN	40,299	1,964	55	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

	03/2025		$1,453	IDR	23,805,263	9	0
	03/2025		1,961	INR	169,045	0	(2)
	04/2025	TWD	76,158		$2,361	35	0
	05/2025	CNH	42,396		5,842	37	0
BRC	01/2025	CAD	36,696		26,064	523	0
	01/2025	CHF	683		775	22	0
	01/2025	GBP	6,608		8,326	55	0
	01/2025	KRW	1,594,879		1,082	2	0
	01/2025	TRY	25,314		687	0	(16)
	01/2025		$2,616	IDR	41,098,664	0	(76)
	01/2025		1,171	KRW	1,634,236	0	(64)
	01/2025		5,260	TRY	193,099	64	0
	01/2025		874	ZAR	16,442	0	(4)
	03/2025	ILS	6,678		$1,875	35	0
	03/2025	TRY	87,452		2,270	0	(29)
	03/2025		$4,978	TRY	190,558	62	0
BSH	02/2025	PEN	9,158		$2,412	0	(21)
	04/2025		8,652		2,277	0	(19)
	05/2025		977		258	0	(1)
CBK	01/2025	CNH	6,813		937	8	0
	01/2025	GBP	768		974	12	0
	01/2025	IDR	28,905,270		1,790	0	(1)
	01/2025	INR	1,640,381		19,238	108	0
	01/2025	KRW	13,215,186		9,572	617	0
	01/2025	TWD	678,753		21,300	666	0
	01/2025		$1,005	GBP	801	0	(2)
	01/2025		3,264	IDR	51,791,573	0	(60)
	01/2025		20,829	INR	1,761,985	0	(281)
	01/2025		1,938	KRW	2,842,974	0	(11)
	01/2025		1,079	TWD	34,940	0	(17)
	02/2025	BRL	8,756		$1,515	106	0
	02/2025	PEN	25,259		6,734	27	(5)
	03/2025	IDR	389,279		24	0	0
	03/2025	KRW	2,835,970		1,938	13	0
	03/2025	MXN	4,167		204	6	0
	03/2025	PEN	8,340		2,210	9	(14)
	03/2025		$1,790	IDR	28,990,286	0	(8)
	03/2025		19,238	INR	1,647,737	0	(137)
	05/2025	PEN	866		$229	0	(1)
	08/2025		217		57	0	0
DUB	01/2025	KRW	13,581,605		9,744	543	0
	01/2025		$2,150	KRW	3,039,985	0	(91)
	01/2025		2,126	PLN	8,698	0	(21)
	02/2025	PEN	27,843		$7,432	34	0
	02/2025	THB	1,413		42	1	0
	05/2025	PEN	2,418		636	0	(5)
FAR	01/2025	AUD	26,808		17,396	803	0
	01/2025	BRL	6,023		979	4	0
	01/2025	TWD	9,212		284	4	0
	01/2025		$973	BRL	6,023	2	0
	02/2025		979		6,054	0	(5)
GLM	01/2025	BRL	6,003		$969	0	(2)
	01/2025	KRW	5,631,690		4,098	281	0
	01/2025	MXN	36,066		1,723	2	0
	01/2025	TWD	145,135		4,519	107	0
	01/2025		$985	BRL	6,003	0	(13)
	01/2025		3,670	IDR	58,080,466	0	(82)
	01/2025		2,394	PLN	9,745	0	(36)
	02/2025	MXN	49,627		$2,437	73	0
	04/2025	BRL	41,500		7,443	824	0
	04/2025	DKK	31,300		4,627	258	0
	04/2025	PEN	1,022		271	0	(1)
	10/2025	BRL	177,400		28,836	1,918	0
IND	01/2025	DKK	2,942		416	7	0
	01/2025		$1,344	PLN	5,465	0	(22)
JPM	01/2025	CNH	63,639		$8,798	125	0
	01/2025	IDR	2,370,089		145	0	(2)
	01/2025	TRY	275		8	0	0
	01/2025	TWD	130,065		4,016	62	0
	01/2025		$50	CNH	362	0	(1)
	01/2025		12	HUF	4,708	0	0
	01/2025		356	IDR	5,637,967	0	(7)
	01/2025		3,328	INR	281,746	0	(42)
	01/2025		757	JPY	113,312	0	(36)
	01/2025		2,854	PLN	11,623	0	(41)
	01/2025		8	TRY	272	0	0
	03/2025		145	IDR	2,377,491	1	0
	04/2025	BRL	1,200		$214	22	0
MBC	01/2025	CHF	21,242		24,208	778	0
	01/2025	CNH	12,472		1,714	14	0
	01/2025	EUR	100,009		105,373	1,729	0
	01/2025	INR	70,770		826	1	0
	01/2025	KRW	17,024,572		12,258	727	0
	01/2025		$3,094	CNH	22,526	0	(24)
	01/2025		1,054	GBP	829	0	(16)
	01/2025		2,282	INR	193,086	0	(31)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	1,691	JPY	252,400	0	(85)
01/2025	1,716	PLN	6,998	0	(22)
01/2025	3,679	TWD	119,695	0	(40)
02/2025	HKD	476	$61	0	0
02/2025	THB	403	12	0	0
03/2025	ILS	2,128	598	12	0
03/2025	$826	INR	71,137	0	(1)
04/2025	TWD	119,013	$3,679	43	0
05/2025	CNH	27,969	3,856	27	0
MYI	01/2025	DKK	991	140	2	0
01/2025	MXN	75,897	3,737	112	0
01/2025	$1,441	IDR	22,784,855	0	(30)
04/2025	DKK	35,800	$5,285	288	0
04/2025	$14,686	DKK	98,255	0	(970)
NGF	01/2025	3,900	IDR	62,119,737	0	(61)
RBC	03/2025	MXN	271,169	$13,241	399	0
SCX	01/2025	CHF	33	38	1	0
01/2025	CNH	31,570	4,369	67	0
01/2025	TWD	76,463	2,387	63	0
01/2025	$4,203	IDR	66,465,091	0	(99)
01/2025	6,677	INR	564,731	0	(91)
01/2025	492	KRW	722,818	0	(3)
01/2025	1,942	TWD	63,346	0	(16)
03/2025	KRW	720,995	$492	3	0
04/2025	PEN	8,637	2,273	0	(20)
04/2025	TWD	63,035	1,942	17	0
05/2025	CNH	24,723	3,430	45	0
SOG	01/2025	$6,071	PLN	24,676	0	(100)
SSB	01/2025	MXN	3,952	$200	10	0
03/2025	PEN	5,896	1,586	20	0
04/2025	36,137	9,511	0	(80)
05/2025	5,330	1,405	0	(9)
TOR	01/2025	$1,444	JPY	217,232	0	(62)
UAG	01/2025	12	NOK	130	0	0
01/2025	2,704	PLN	10,987	0	(45)
04/2025	DKK	31,000	$4,573	245	0

Total Forward Foreign Currency Contracts	$12,915	$(4,001)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	192,600	$927	$539
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	35,300	9	5
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	39,700	14	10
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	14,800	6	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	94,900	84	0

Total Purchased Options	$1,040	$558

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	800	$(2)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	800	(2)	(4)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	1,000	(3)	(19)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	192,600	(344)	(166)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	192,600	(573)	(302)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	800	(2)	(12)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,100	(3)	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,100	(3)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,200	(3)	(17)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	800	(2)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	1,300	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,300	(4)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,100	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	2,400	(8)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,100	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	2,400	(7)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,500	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,500	(5)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,100	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,100	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,000	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,000	(3)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,200	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,200	(4)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	600	(2)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	600	(2)	(6)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	800	(2)	(10)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,600	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,600	(4)	(26)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	1,500	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	1,500	(4)	(13)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	800	(2)	(12)

Total Written Options	$(1,040)	$(676)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$178	$(47)	$33	$0	$(14)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	24,500	5,177	(307)	4,870	0

$5,130	$(274)	$4,870	$(14)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	S&P 500 Total Return Index	916	5.040% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$12,116	$0	$(341)	$0	$(341)
	Pay	DJITR Index	153	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	16,308	0	92	92	0
BPS	Pay	DJITR Index	384	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	40,901	0	209	209	0
	Pay	DJITR Index	307	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	32,700	0	162	162	0
CIB	Receive	S&P 500 Total Return Index	235	5.530% (FEDL01 plus a specified spread)	Monthly	01/08/2025	3,034	0	(15)	0	(15)
	Receive	S&P 500 Total Return Index	12,400	5.530% (FEDL01 plus a specified spread)	Monthly	01/15/2025	160,107	0	(802)	0	(802)
	Receive	S&P 500 Total Return Index	4,584	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	59,188	0	(269)	0	(269)
FAR	Pay	DJITR Index	153	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	16,296	0	79	79	0
	Pay	DJITR Index	153	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	16,297	0	80	80	0
	Pay	DJITR Index	367	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	39,090	0	195	195	0
	Receive	S&P 500 Total Return Index	9,628	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	117,945	0	3,179	3,179	0
JPM	Pay	DJITR Index	514	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	54,748	0	280	280	0
MBC	Receive	S&P 500 Total Return Index	32,046	4.820% (FEDL01 plus a specified spread)	Maturity	01/22/2025	325,924	0	68,095	68,095	0
	Receive	S&P 500 Total Return Index	25,210	4.825% (FEDL01 plus a specified spread)	Maturity	01/22/2025	256,748	0	52,878	52,878	0
RBC	Receive	S&P 500 Total Return Index	1,642	5.160% (FEDL01 plus a specified spread)	Monthly	01/08/2025	21,201	0	(96)	0	(96)
	Receive	S&P 500 Total Return Index	56	4.810% (FEDL01 plus a specified spread)	Monthly	02/19/2025	723	0	(3)	0	(3)
	Receive	S&P 500 Total Return Index	458	5.090% (FEDL01 plus a specified spread)	Monthly	03/05/2025	5,914	0	(26)	0	(26)
	Receive	S&P 500 Total Return Index	184	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	2,376	0	(11)	0	(11)
	Receive	S&P 500 Total Return Index	82	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,059	0	(5)	0	(5)
	Receive	S&P 500 Total Return Index	458	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,914	0	(26)	0	(26)
	Receive	S&P 500 Total Return Index	1,482	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	19,135	0	(86)	0	(86)
TOR	Receive	S&P 500 Total Return Index	22,082	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	260,858	0	15,810	15,810	0

								$0	$139,379	$141,059	$(1,680)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Alphabet, Inc.	100,995	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$19,118	$0	$64	$64	$0
Pay	Microsoft Corp.	41,638	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	17,551	0	53	53	0
Pay	NVIDIA Corp.	59,356	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	7,971	0	40	40	0

$0	$157	$157	$0

Total Swap Agreements	$5,130	$139,262	$146,086	$(1,694)

(l)

Securities with an aggregate market value of $10,813 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$111,169	$0	$111,169
Industrials	0	35,675	0	35,675
Utilities	0	8,113	0	8,113
Municipal Bonds & Notes
California	0	828	0	828
Illinois	0	194	0	194
Nevada	0	112	0	112
U.S. Government Agencies	0	708,860	0	708,860
U.S. Treasury Obligations	0	69,328	0	69,328
Non-Agency Mortgage-Backed Securities	0	132,557	0	132,557
Asset-Backed Securities
Automobile ABS Other	0	879	0	879
Automobile Sequential	0	109,044	0	109,044
CMBS Other	0	29,255	0	29,255
Credit Card Bullet	0	18,112	0	18,112
Credit Card Other	0	8,699	0	8,699
Home Equity Other	0	171,152	0	171,152
Home Equity Sequential	0	155	0	155
Whole Loan Collateral	0	27,979	0	27,979
Other ABS	0	183,380	0	183,380
Sovereign Issues	0	116,853	0	116,853
Common Stocks
Communication Services	23,847	0	0	23,847
Consumer Discretionary	30,434	0	0	30,434
Consumer Staples	10,007	0	0	10,007
Energy	4,526	0	0	4,526
Financials	52,061	0	0	52,061
Health Care	31,579	0	0	31,579
Industrials	27,959	0	0	27,959
Information Technology	69,880	0	0	69,880
Materials	10,622	0	0	10,622
Short-Term Instruments
Commercial Paper	0	52,255	0	52,255
Repurchase Agreements	0	11,900	0	11,900
Hungary Treasury Bills	0	1,291	0	1,291
U.S. Treasury Bills	0	31,873	0	31,873

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2024 (Unaudited)

	$260,915	$1,829,663	$0	$2,090,578
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147,183	$0	$0	$147,183

Total Investments	$408,098	$1,829,663	$0	$2,237,761

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(71,107)	$0	$(71,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,433	0	1,433
Over the counter	0	159,559	0	159,559

	$0	$160,992	$0	$160,992
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,012)	(601)	0	(1,613)
Over the counter	0	(6,357)	(14)	(6,371)

	$(1,012)	$(6,958)	$(14)	$(7,984)

Total Financial Derivative Instruments	$(1,012)	$154,034	$(14)	$153,008

Totals	$407,086	$1,912,590	$(14)	$2,319,662

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	3,500	$3,609
Broadcom, Inc. 5.463% due 08/14/2026 «~		$750	748

Total Loan Participations and Assignments (Cost $4,409)			4,357

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 6.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		2,600	2,491
American Express Co.
5.043% due 07/26/2028 •		500	503
5.098% due 02/16/2028 •		1,100	1,106
Athene Global Funding 5.620% due 05/08/2026		6,900	6,966
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	387
Bank of America Corp.
1.734% due 07/22/2027 •		500	477
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,905
5.933% due 09/15/2027 •		7,900	8,043
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,100	2,109
Bank of Nova Scotia 5.400% due 06/04/2027		8,600	8,737
Barclays PLC
4.375% due 01/12/2026		200	199
4.837% due 09/10/2028 •		2,500	2,485
5.674% due 03/12/2028 •		400	405
5.829% due 05/09/2027 •		5,100	5,156
BPCE SA 5.203% due 01/18/2027		300	302
Citibank NA 5.488% due 12/04/2026		4,400	4,467
Credit Suisse AG AT1 Claim		3,100	387
Crown Castle, Inc. 4.900% due 09/01/2029		200	198
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	369
2.900% due 02/10/2029		200	179
3.375% due 11/13/2025		600	591
3.815% due 11/02/2027		300	288
4.125% due 08/17/2027		400	387
4.271% due 01/09/2027		400	392
4.542% due 08/01/2026		200	198
5.125% due 06/16/2025		400	400
5.303% due 09/06/2029		2,900	2,844
6.950% due 06/10/2026		200	205
7.350% due 11/04/2027		400	419
GA Global Funding Trust 6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,915
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,321
1.948% due 10/21/2027 •		500	475
3.500% due 11/16/2026		2,700	2,642
3.615% due 03/15/2028 •		600	584
4.692% due 10/23/2030 •		100	98
5.049% due 07/23/2030 •		800	795
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,500	1,505
5.798% due 08/10/2026 •		3,400	3,420
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,904
2.848% due 06/04/2031 •		$800	703
2.999% due 03/10/2026 •		11,000	10,958
Jackson National Life Global Funding 5.600% due 04/10/2026		5,200	5,242
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,400	1,345
1.578% due 04/22/2027 •		1,800	1,729
3.782% due 02/01/2028 •		900	881

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

3.960% due 01/29/2027 •		2,356	2,338
4.603% due 10/22/2030 •		2,600	2,551
5.040% due 01/23/2028 •		1,500	1,506
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,787
4.550% due 08/16/2028		700	687
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •		3,700	3,740
Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	3,400	3,532
4.654% due 10/18/2030 •		$1,900	1,860
5.050% due 01/28/2027 •		7,600	7,627
5.652% due 04/13/2028 •		100	102
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		100	100
4.968% due 07/14/2028 •		700	702
5.504% due 05/26/2028 •		2,300	2,332
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	96
2.750% due 03/09/2028		700	637
Royal Bank of Canada
4.875% due 01/19/2027		4,900	4,920
5.069% due 07/23/2027 •		6,900	6,933
Sumitomo Mitsui Financial Group, Inc. 5.316% due 07/09/2029		700	708
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		1,300	1,289
UBS Group AG
1.364% due 01/30/2027 •		800	770
4.194% due 04/01/2031 •		250	236
6.246% due 09/22/2029 •		600	622
6.327% due 12/22/2027 •		1,400	1,437
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	818
1.375% due 10/26/2026		8,400	8,483
1.741% due 05/04/2030 •		700	683
3.196% due 06/17/2027 •		$4,300	4,202
3.584% due 05/22/2028 •		100	97
5.707% due 04/22/2028 •		1,100	1,118

			159,025

INDUSTRIALS 1.1%
Boeing Co. 6.259% due 05/01/2027		600	614
DAE Funding LLC
2.625% due 03/20/2025		600	596
3.375% due 03/20/2028		500	468
GE HealthCare Technologies, Inc. 4.800% due 08/14/2029		500	496
Hyundai Capital America
5.450% due 06/24/2026		1,200	1,209
5.688% due 08/04/2025 •		5,500	5,521
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		2,200	2,119
4.810% due 09/17/2030		600	564
Occidental Petroleum Corp. 5.000% due 08/01/2027		6,000	6,012
Sands China Ltd. 2.300% due 03/08/2027		1,600	1,492
Sherwin-Williams Co. 4.550% due 03/01/2028		1,400	1,389
T-Mobile USA, Inc.
2.875% due 02/15/2031		400	352
3.875% due 04/15/2030		500	471
4.200% due 10/01/2029		1,600	1,549
Volkswagen Group of America Finance LLC
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~		2,950	2,956
5.800% due 09/12/2025		2,650	2,667

			28,475

UTILITIES 0.8%
DTE Energy Co. 4.950% due 07/01/2027		100	100
Enel Finance International NV 1.625% due 07/12/2026		800	763
Pacific Gas & Electric Co. 5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		10,800	10,819
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		1,300	1,306
Southern California Edison Co.
4.400% due 09/06/2026		200	199
4.875% due 02/01/2027		2,100	2,107

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

5.150% due 06/01/2029	3,700	3,725

		19,019

Total Corporate Bonds & Notes (Cost $206,925)		206,519

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.000% due 08/25/2039 (a)(e)	28	24
3.000% due 10/25/2040	421	396
4.300% due 12/01/2029	8,820	8,649
4.513% due 07/01/2028 •	1	1
4.532% due 09/01/2029 ~	10,225	10,139
4.533% due 11/01/2028 •	1	1
4.581% due 11/01/2028 •	1	1
4.610% due 07/01/2029	10,300	10,249
4.648% due 11/01/2027 •	1	1
4.730% due 05/01/2029	2,700	2,708
4.760% due 06/01/2029	25,000	24,990
4.804% due 08/01/2029 ~	14,627	14,684
4.933% due 05/25/2037 •	14	14
4.969% due 03/25/2034 •	18	18
5.000% due 04/25/2033	70	69
5.033% due 03/25/2037 - 07/25/2037 •	24	24
5.043% due 03/25/2037 •	16	16
5.063% due 07/25/2037 •	37	36
5.083% due 09/25/2035 •	74	73
5.128% due 02/25/2037 •	34	34
5.185% due 12/01/2036 •	11	11
5.319% due 05/25/2058 •	366	358
5.403% due 06/25/2037 •	88	88
5.433% due 03/25/2038 - 01/25/2040 •	85	85
5.503% due 12/25/2039 •	44	44
5.583% due 07/25/2039 •	23	23
5.650% due 01/25/2055 «•	3,900	3,898
5.824% due 01/25/2055 «(b)	5,500	5,498
5.841% due 09/01/2034 •	9	9
6.065% due 12/01/2033 •	35	36
6.128% due 07/01/2044 •	9	9
6.647% due 11/01/2035 •	26	27
7.086% due 05/01/2038 •	101	105
Freddie Mac
4.000% due 11/01/2047	328	306
5.000% due 12/01/2026 - 01/01/2029	30	30
5.012% due 02/15/2037 •	1	1
5.042% due 02/15/2037 •	8	8
5.052% due 02/15/2037 •	35	35
5.262% due 07/15/2041 •	493	488
5.312% due 10/15/2037 •	35	35
5.382% due 08/15/2037 •	307	306
5.409% due 07/15/2040 •	202	200
5.412% due 08/15/2037 •	656	655
5.422% due 10/15/2037 •	101	101
5.432% due 05/15/2037 - 09/15/2037 •	745	744
5.462% due 08/15/2036 •	43	43
5.469% due 03/15/2042 •	84	84
5.562% due 11/15/2039 •	13	13
5.567% due 01/15/2038 •	161	162
5.748% due 01/25/2055 •	2,900	2,907
5.819% due 05/25/2054 •	6,612	6,665
6.000% due 01/01/2029 - 02/01/2034	100	103
6.500% due 10/25/2043	309	310
7.040% due 09/01/2037 •	229	238
7.417% due 06/01/2035 •	75	77
Ginnie Mae
3.750% due 10/20/2025 - 11/20/2025 ~	1	1
3.750% due 12/20/2027 •	6	6
4.625% due 02/20/2026 - 08/20/2026 ~	5	5
4.625% due 07/20/2027 - 02/20/2028 •	25	26
4.875% due 05/20/2026 ~	3	3
4.875% due 04/20/2027 - 04/20/2041 •	636	644
5.516% due 12/20/2065 •	996	995
5.566% due 01/20/2066 •	135	135
5.766% due 01/20/2066 - 03/20/2066 •	2,427	2,435
5.916% due 03/20/2066 •	152	153
Ginnie Mae, TBA 5.000% due 02/01/2055	8,900	8,631
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	6,043	5,743
3.500% due 12/01/2047 - 08/01/2048	8,860	7,944
5.500% due 10/01/2054	53,697	53,020
6.000% due 01/01/2053	5,375	5,406
8.000% due 03/01/2030 - 08/01/2030	4	3
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055	21,400	19,568
6.000% due 02/01/2055	81,780	82,093

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 02/01/2055		145,900	148,801

Total U.S. Government Agencies (Cost $434,037)			431,441

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
2.375% due 02/15/2042 (i)(k)		3,100	2,208
3.000% due 08/15/2048 (k)		4,000	2,923
U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (i)(k)		29,494	27,325
1.875% due 07/15/2034		1,308	1,267
2.125% due 04/15/2029		65,417	65,515
2.125% due 02/15/2054 (k)		6,614	6,127
U.S. Treasury Notes
0.375% due 09/30/2027 (i)(k)		800	720
0.500% due 10/31/2027 (k)		300	270
0.625% due 11/30/2027 (i)		1,500	1,351
1.250% due 04/30/2028 (i)(k)		4,600	4,169

Total U.S. Treasury Obligations (Cost $114,284)			111,875

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
ACRA Trust 5.608% due 10/25/2064 þ		2,585	2,582
AG Trust 6.413% due 07/15/2041 •		1,600	1,607
Ashford Hospitality Trust
5.470% due 04/15/2035 •		18,672	18,662
5.820% due 04/15/2035 •		7,105	7,094
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	6,831	8,558
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~		$3	2
6.500% due 04/25/2033 ~		7	7
6.500% due 01/25/2034 ~		4	4
6.944% due 01/25/2034 ~		129	129
Bear Stearns ALT-A Trust
4.692% due 11/25/2036 ~		2,846	1,650
5.151% due 09/25/2035 ~		62	36
6.028% due 01/25/2035 •		2,248	2,158
Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~		122	95
5.514% due 01/26/2036 ~		154	112
BMO Mortgage Trust
3.269% due 02/17/2055 ~		5,737	4,925
5.092% due 11/15/2057		2,600	2,600
Braemar Hotels & Resorts Trust 5.390% due 06/15/2035 •		84	84
BWAY Mortgage Trust 5.762% due 09/15/2036 •		5,000	4,743
Chase Home Lending Mortgage Trust 5.819% due 05/25/2055 •		5,217	5,226
Citigroup Mortgage Loan Trust 7.410% due 05/25/2035 •		17	17
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •		5,095	5,036
Countrywide Alternative Loan Trust 4.813% due 04/25/2046 •		1,305	1,197
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035		714	373
Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~		28	27
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		1,341	1,117
3.659% due 02/25/2061 ~		2,874	2,867
3.850% due 09/25/2057 ~		2,401	2,346
4.100% due 12/27/2060 ~		1,721	1,717
5.912% due 07/15/2038 •		7,900	7,058
Cross Mortgage Trust
5.549% due 12/25/2069 ~		4,000	4,008
6.147% due 07/25/2069 þ		1,612	1,623
6.272% due 06/25/2069 þ		5,040	5,085
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.693% due 05/25/2036 •		2,005	1,823
Extended Stay America Trust 5.591% due 07/15/2038 •		7,575	7,585
GCAT Trust 2.650% due 10/25/2068 ~		4,424	4,258
GreenPoint Mortgage Funding Trust 4.993% due 11/25/2045 •		74	68
GS Mortgage Securities Corp. Trust 5.770% due 12/15/2036 •		1,150	1,144
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,958	1,820
GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~		13	12

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

4.803% due 01/25/2034 •		2	2
Impac CMB Trust
4.993% due 05/25/2035 •		3,493	3,326
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,217
JP Morgan Chase Commercial Mortgage Securities Trust
6.052% due 06/15/2038 •		7,000	6,658
6.177% due 11/15/2038 •		8,900	8,853
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~		4,000	3,739
Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		1,565	1,488
4.991% due 09/25/2060 ~		17	17
Lehman Mortgage Trust 4.773% due 08/25/2036 •		578	391
Lehman XS Trust 4.813% due 11/25/2035 •		2,195	2,167
MASTR Adjustable Rate Mortgages Trust 5.625% due 12/25/2046 •		6,534	4,915
Merrill Lynch Mortgage Investors Trust 4.873% due 02/25/2036 •		55	53
Morgan Stanley Capital Trust 5.462% due 12/15/2036 •		1,800	1,493
New Orleans Hotel Trust 5.434% due 04/15/2032 •		1,900	1,873
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		965	907
1.147% due 10/25/2058 ~		138	130
1.353% due 10/25/2058 ~		99	92
2.750% due 11/25/2059 ~		1,480	1,410
New York Mortgage Trust 4.670% due 08/25/2061 þ		8,460	8,407
Prime Mortgage Trust 4.853% due 02/25/2034 •		11	10
PRPM LLC
4.000% due 05/25/2054 þ		2,153	2,105
5.228% due 08/25/2069 þ		8,200	8,133
6.265% due 12/25/2068 þ		1,477	1,494
PRPM Trust 5.674% due 12/26/2069 þ		4,000	4,007
Ripon Mortgages PLC 5.427% due 08/28/2056 •	GBP	28,913	36,231
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ		$9,047	9,022
SREIT Trust 5.608% due 10/15/2038 •		9,000	8,972
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,135
Starwood Mortgage Trust
5.612% due 04/15/2034 •		443	440
5.912% due 04/15/2034 •		5,400	5,338
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	1,820	2,286
Structured Adjustable Rate Mortgage Loan Trust
4.773% due 10/25/2035 •		$1,372	1,293
5.331% due 09/25/2035 ~		233	205
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	38
4.981% due 07/19/2035 •		99	94
5.013% due 02/25/2036 •		87	72
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	5,500	6,900
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$2,954	2,848
2.900% due 10/25/2059 ~		1,510	1,439
3.000% due 01/25/2058 ~		66	65
3.750% due 05/25/2058 ~		3,716	3,625
3.750% due 09/25/2062		13,761	12,940
4.480% due 10/25/2064 ~		9,516	9,315
5.453% due 05/25/2058 •		1,155	1,183
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,420	3,037
TTAN 5.362% due 03/15/2038 •		$2,076	2,077
Verus Securitization Trust
1.020% due 04/25/2064 ~		1,427	1,334
1.277% due 04/25/2064 ~		181	170
1.380% due 04/25/2064 ~		272	254
WaMu Mortgage Pass-Through Certificates Trust
4.355% due 02/27/2034 •		75	71
5.033% due 10/25/2045 •		31	30
6.025% due 11/25/2042 •		12	11
6.225% due 06/25/2042 •		28	26
Wells Fargo Commercial Mortgage Trust
2.501% due 09/15/2031 ~		7,300	7,016
2.696% due 09/15/2031 ~		1,300	1,245

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.742% due 04/25/2036 ~	984	974

Total Non-Agency Mortgage-Backed Securities (Cost $305,956)		295,028

ASSET-BACKED SECURITIES 25.3%
AUTOMOBILE ABS OTHER 0.3%
Citizens Auto Receivables Trust 5.548% due 07/15/2026 •	661	661
GM Financial Automobile Leasing Trust 5.055% due 01/20/2026 •	206	206
Westlake Automobile Receivables Trust
4.310% due 09/15/2027	1,578	1,578
5.258% due 08/16/2027 •	2,500	2,503
5.268% due 10/15/2026 •	1,723	1,724

		6,672

AUTOMOBILE SEQUENTIAL 9.4%
Ally Auto Receivables Trust
4.140% due 07/16/2029	1,000	994
5.320% due 01/15/2027	3,153	3,158
5.460% due 05/15/2028	3,200	3,232
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	4,280	4,301
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	4,500	4,601
6.120% due 04/20/2027	10,800	10,968
BMW Vehicle Owner Trust 5.470% due 02/25/2028	3,000	3,028
Bridgecrest Lending Auto Securitization Trust
4.840% due 09/15/2027	3,600	3,603
5.530% due 01/18/2028	500	502
5.820% due 09/15/2026	29	29
CarMax Auto Owner Trust
4.750% due 10/15/2027	2,676	2,681
4.890% due 07/16/2029	8,800	8,855
5.210% due 09/15/2027	10,200	10,252
5.720% due 11/16/2026	1,125	1,128
Carvana Auto Receivables Trust
0.700% due 11/10/2026	1,227	1,217
4.530% due 01/10/2029	3,800	3,789
5.330% due 07/10/2029	1,500	1,517
5.380% due 03/12/2029	2,700	2,736
5.420% due 04/10/2028	4,736	4,761
5.600% due 03/10/2028	2,314	2,334
5.630% due 11/10/2027	3,424	3,440
5.900% due 08/10/2027	4,015	4,034
6.360% due 04/12/2027	318	319
6.410% due 09/10/2027	1,609	1,618
Chase Auto Owner Trust
5.250% due 09/27/2027	3,930	3,946
5.480% due 04/26/2027	4,072	4,087
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,309
5.430% due 10/15/2026	1,096	1,099
5.840% due 01/18/2028	9,600	9,708
6.090% due 10/15/2026	1,031	1,034
6.130% due 07/15/2026	790	791
CPS Auto Receivables Trust 5.710% due 09/15/2027	923	926
Drive Auto Receivables Trust
4.940% due 12/15/2027	7,600	7,609
5.830% due 12/15/2026	1,936	1,938
DT Auto Owner Trust 6.290% due 08/16/2027	2,626	2,635
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	1,000	1,002
5.530% due 10/15/2026	623	623
5.600% due 05/17/2027	3,909	3,918
5.700% due 05/15/2026	1,419	1,420
Fifth Third Auto Trust 5.800% due 11/16/2026	917	919
Flagship Credit Auto Trust 4.880% due 11/15/2028	1,435	1,438
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	2,900	2,904
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029	1,528	1,536
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	2,300	2,302
4.760% due 10/15/2027	3,400	3,404
5.700% due 01/15/2027	809	809
6.040% due 03/15/2027	1,217	1,221

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	449	452
5.580% due 06/17/2030	2,769	2,801
5.960% due 10/16/2028	3,400	3,449
6.270% due 08/16/2027	2,464	2,475
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	1,119	1,120
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	1,030	1,030
5.450% due 06/16/2028	3,100	3,134
Hertz Vehicle Financing LLC 1.990% due 06/25/2026	2,400	2,382
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,500	4,536
5.480% due 04/17/2028	3,200	3,236
LAD Auto Receivables Trust 5.930% due 06/15/2027	943	945
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	1,056	1,061
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	517	522
Santander Drive Auto Receivables Trust
4.880% due 09/15/2027	8,300	8,315
5.710% due 02/16/2027	288	289
5.910% due 06/15/2027	5,252	5,272
5.930% due 07/17/2028	2,600	2,628
6.310% due 07/15/2027	1,419	1,421
SCCU Auto Receivables Trust 5.450% due 12/15/2027	351	352
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	1,234	1,237
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	3,800	3,791
4.550% due 08/16/2027	3,800	3,804
4.630% due 09/15/2027	3,572	3,575
5.160% due 05/17/2027	13,750	13,808
Tricolor Auto Securitization Trust
6.360% due 12/15/2027	592	596
6.610% due 10/15/2027	1,204	1,215
United Auto Credit Securitization Trust 6.170% due 08/10/2026	715	716
USAA Auto Owner Trust 5.830% due 07/15/2026	800	801
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	10,796	10,851
Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,700	1,717
5.750% due 08/16/2027	4,000	4,024
5.960% due 10/15/2026	1,763	1,767
6.230% due 01/15/2027	5,919	5,944
World Omni Auto Receivables Trust 5.570% due 12/15/2026	517	518
World Omni Select Auto Trust 5.370% due 02/15/2028	4,000	4,017

		243,978

CMBS OTHER 1.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.482% due 12/15/2035 •	1,770	1,775
AREIT Trust 5.850% due 01/20/2037 •	5,483	5,467
BSPRT Issuer Ltd. 5.612% due 03/15/2036 •	3,926	3,933
GPMT Ltd. 5.740% due 07/16/2035 •	718	711
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •	806	807
LCCM Trust 5.712% due 12/13/2038 •	154	154
MF1 LLC 6.103% due 03/19/2039 •	900	903
MF1 Ltd.
5.590% due 07/16/2036 •	471	471
6.596% due 12/15/2035 •	12,000	11,996
Ready Capital Mortgage Financing LLC 5.403% due 07/25/2036 •	759	757
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •	4,030	4,028

		31,002

CREDIT CARD BULLET 1.9%
American Express Credit Account Master Trust
4.650% due 07/15/2029	12,600	12,636

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

4.870% due 05/15/2028	5,500	5,532
BA Credit Card Trust
4.790% due 05/15/2028	5,700	5,728
4.980% due 11/15/2028	11,000	11,112
Golden Credit Card Trust 4.310% due 09/15/2027	3,260	3,255
Synchrony Card Funding LLC 4.930% due 07/15/2030	11,800	11,885

		50,148

CREDIT CARD OTHER 1.0%
CARDS Trust 5.324% due 07/15/2028 •	4,000	4,006
Chase Issuance Trust 4.720% due 01/15/2031	11,100	11,099
Trillium Credit Card Trust 5.232% due 08/26/2028 •	10,800	10,835

		25,940

HOME EQUITY OTHER 2.4%
Aames Mortgage Investment Trust 5.368% due 10/25/2035 •	2,200	2,108
ACE Securities Corp. Home Equity Loan Trust 4.773% due 10/25/2036 •	2,854	1,074
AFC Home Equity Loan Trust 5.003% due 06/25/2028 •	29	28
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.368% due 01/25/2035 •	353	351
Argent Securities Trust 4.753% due 06/25/2036 •	3,631	2,346
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.927% due 06/26/2034 •	539	525
Asset-Backed Securities Corp. Home Equity Loan Trust 5.278% due 04/25/2034 •	978	980
Bear Stearns Asset-Backed Securities Trust
4.913% due 11/25/2036 •	815	776
5.463% due 11/25/2034 •	5,048	5,020
Chase Funding Trust 5.193% due 10/25/2032 •	43	42
Citigroup Mortgage Loan Trust
4.251% due 10/25/2037 þ	116	110
4.513% due 07/25/2045 •	313	216
4.773% due 12/25/2036 •	770	418
Countrywide Asset-Backed Certificates Trust
4.593% due 08/25/2037 •	233	211
4.653% due 06/25/2047 •	306	265
4.733% due 12/25/2046 •	6,241	5,855
4.733% due 06/25/2047 •	1,168	1,052
4.853% due 08/25/2034 •	383	368
4.993% due 03/25/2036 •	385	337
5.548% due 04/25/2036 •	8,900	8,453
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	43	41
Credit-Based Asset Servicing & Securitization LLC
3.557% due 06/25/2035 •	1,868	1,799
6.028% due 03/25/2046 •	1,888	1,818
GE-WMC Asset-Backed Pass-Through Certificates 5.093% due 12/25/2035 •	5,038	4,837
GSAA Home Equity Trust 4.953% due 01/25/2036 •	723	229
GSAMP Trust
4.733% due 06/25/2036 •	105	102
5.353% due 11/25/2035 •	342	330
6.103% due 10/25/2034 •	19	20
Home Equity Mortgage Loan Asset-Backed Trust 4.713% due 08/25/2036 •	3,371	3,176
HSI Asset Securitization Corp. Trust 4.948% due 02/25/2036 •	426	403
JP Morgan Mortgage Acquisition Trust 5.113% due 07/25/2036 •	2,200	2,034
Long Beach Mortgage Loan Trust
4.893% due 02/25/2036 •	571	560
4.911% due 04/21/2031 •	2,452	2,383
5.013% due 10/25/2034 •	46	45
Merrill Lynch Mortgage Investors Trust 4.753% due 08/25/2037 •	426	400
Morgan Stanley ABS Capital, Inc. Trust
4.563% due 12/25/2036 •	3,870	1,941
4.583% due 10/25/2036 •	76	67
4.613% due 09/25/2036 •	27	11
5.368% due 07/25/2034 •	577	595
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.383% due 05/25/2035 •	4,326	4,012

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

RCKT Mortgage Trust 5.344% due 09/25/2044 þ		2,531	2,520
Residential Asset Mortgage Products Trust 5.518% due 05/25/2035 •		2,900	2,793
Soundview Home Loan Trust 5.158% due 11/25/2035 •		463	457
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.278% due 01/25/2035 •		1,335	1,374

			62,482

WHOLE LOAN COLLATERAL 1.0%
First Franklin Mortgage Loan Trust
4.753% due 08/25/2036 •		1,783	1,695
4.763% due 09/25/2036 •		2,702	2,564
4.933% due 05/25/2036 •		12,141	10,190
PRET LLC
3.721% due 07/25/2051 þ		4,510	4,500
4.744% due 07/25/2051 þ		1,487	1,479
4.868% due 07/25/2051 þ		485	485
4.992% due 02/25/2061 þ		406	406
Residential Asset Mortgage Products Trust 4.813% due 08/25/2046 •		5,122	4,469
Specialty Underwriting & Residential Finance Trust 5.428% due 12/25/2035 •		59	58

			25,846

OTHER ABS 8.1%
Accunia European CLO DAC 4.134% due 07/15/2030 •	EUR	728	755
ACHV ABS Trust
5.010% due 12/26/2031		$1,519	1,520
5.070% due 10/27/2031		1,288	1,292
5.900% due 04/25/2031		753	760
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		148	148
Anchorage Capital CLO Ltd. 5.756% due 10/15/2031 •		3,005	3,009
Ares CLO Ltd.
5.943% due 04/22/2031 •		1,350	1,353
5.968% due 01/15/2032 •		441	442
Ares European CLO DAC 3.964% due 10/15/2031 •	EUR	574	594
Bain Capital Credit CLO Ltd. 5.857% due 07/19/2034 •		$5,500	5,515
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •		8,900	8,921
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	770	798
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		381	387
3.904% due 01/15/2031 •		2,400	2,487
BNPP AM Euro CLO DAC 3.779% due 04/15/2031 •		1,149	1,182
Cairn CLO DAC 3.964% due 10/15/2031 •		570	589
Canyon CLO Ltd. 5.514% due 07/15/2034 •		$4,000	4,000
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	600	621
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~		1,193	1,234
Catamaran CLO Ltd. 5.993% due 04/22/2030 •		$767	769
CIFC Funding Ltd. 5.846% due 10/24/2030 •		819	820
CRB Securitization Trust 6.960% due 10/20/2033		1,612	1,627
CVC Cordatus Loan Fund DAC 4.298% due 10/23/2034 •	EUR	5,500	5,702
Dryden Euro CLO DAC 3.883% due 05/15/2034 •		3,383	3,504
Dryden Senior Loan Fund
5.687% due 04/20/2034 «•		$3,500	3,500
5.938% due 04/15/2029 •		722	723
Elevation CLO Ltd. 5.926% due 01/25/2035 •		7,700	7,755
GreenSky Home Improvement Trust
5.067% due 10/27/2025		209	209
5.150% due 10/27/2059		2,000	1,987
5.250% due 10/27/2059		1,500	1,503
5.880% due 06/25/2059		2,753	2,769
Harvest CLO DAC 3.824% due 10/15/2031 •	EUR	510	528

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

Henley CLO DAC 4.076% due 04/25/2034 •		2,800	2,897
Home Partners of America Trust 1.901% due 12/17/2026		$785	745
Invesco Euro CLO DAC 3.834% due 07/15/2031 •	EUR	400	414
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		$971	946
M&T Equipment Notes 4.990% due 08/18/2031		2,600	2,609
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •	EUR	19	20
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$7,800	7,429
Mountain View CLO LLC 5.949% due 01/16/2031 •		7,369	7,382
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		2,900	2,911
Navient Student Loan Trust 5.492% due 12/15/2059 •		2,153	2,152
Nelnet Student Loan Trust
5.533% due 02/25/2066 •		816	814
6.640% due 02/20/2041		714	725
6.805% due 02/20/2041 •		714	715
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		3,774	3,781
Oportun Issuance Trust 6.334% due 04/08/2031		1,538	1,541
OZLM Ltd. 6.168% due 07/15/2034 •		9,375	9,375
Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		2,451	2,453
5.183% due 06/15/2032		4,607	4,611
6.093% due 11/15/2031		1,223	1,236
6.117% due 12/15/2031		1,655	1,673
6.278% due 10/15/2031		1,014	1,025
6.660% due 07/15/2031		5,411	5,478
Palmer Square European Loan Funding DAC
4.164% due 01/15/2033 •	EUR	906	941
4.338% due 05/15/2034 •		1,500	1,553
5.084% due 01/15/2033 •		1,000	1,039
Palmer Square Loan Funding Ltd. 6.279% due 07/20/2029 •		$14,900	14,951
Reach ABS Trust
6.300% due 02/18/2031		1,349	1,357
7.050% due 02/18/2031		122	122
Recette Clo Ltd. 5.959% due 04/20/2034 •		4,050	4,056
Regatta Funding Ltd. 6.029% due 01/20/2035 •		10,868	10,888
Segovia European CLO DAC 4.099% due 07/20/2032 •	EUR	409	423
SMB Private Education Loan Trust
1.290% due 07/15/2053		$1,861	1,727
1.310% due 07/17/2051		2,046	1,884
1.340% due 03/17/2053		5,358	4,952
2.850% due 11/16/2054		3,699	3,407
3.250% due 11/15/2040		7,100	6,957
5.090% due 10/16/2056		1,917	1,907
5.232% due 01/15/2037 •		2,875	2,867
6.148% due 11/15/2052 •		1,026	1,039
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,370	1,305
Sound Point CLO Ltd. 6.679% due 07/20/2032 •		6,100	6,120
TCW CLO Ltd. 5.784% due 08/16/2034 •		4,000	4,009
Theorem Funding Trust 7.580% due 04/15/2029		432	436
TIAA CLO Ltd. 5.757% due 01/20/2032 •		3,254	3,259
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	2,301	2,383
Towd Point Asset Trust 5.185% due 11/20/2061 •		$4,044	4,026
Venture CLO Ltd.
5.929% due 07/20/2030 •		553	554
6.009% due 04/20/2032 •		896	898

			210,995

Total Asset-Backed Securities (Cost $665,172)			657,063

SOVEREIGN ISSUES 1.3%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	53,100	8,344

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

0.000% due 10/01/2025 (e)		116,200	16,963
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	43,800	1,784
Israel Government International Bond 1.750% due 08/31/2025	ILS	800	217
Mexico Government International Bond
8.000% due 11/07/2047	MXN	82,800	3,048
8.500% due 03/01/2029		55,500	2,528

Total Sovereign Issues (Cost $35,789)			32,884

		SHARES
COMMON STOCKS 15.0%
COMMUNICATION SERVICES 1.3%
Alphabet, Inc. 'A'		109,813	20,788
Comcast Corp. 'A'		227,392	8,534
Verizon Communications, Inc.		34,648	1,385
Walt Disney Co.		34,648	3,858

			34,565

CONSUMER DISCRETIONARY 3.3%
Amazon.com, Inc. (c)		268,385	58,881
Home Depot, Inc.		34,648	13,478
McDonald's Corp.		34,648	10,044
NIKE, Inc. 'B'		34,648	2,622

			85,025

CONSUMER STAPLES 0.9%
Coca-Cola Co.		34,648	2,157
Procter & Gamble Co.		106,134	17,793
Walmart, Inc.		34,648	3,131

			23,081

ENERGY 0.2%
Chevron Corp.		34,648	5,019

FINANCIALS 2.2%
American Express Co.		34,648	10,283
Goldman Sachs Group, Inc.		34,648	19,840
JPMorgan Chase & Co.		34,648	8,306
Travelers Cos., Inc.		34,648	8,346
Visa, Inc. 'A'		34,648	10,950

			57,725

HEALTH CARE 1.7%
AbbVie, Inc.		55,554	9,872
Amgen, Inc.		34,648	9,030
Johnson & Johnson		34,648	5,011
Merck & Co., Inc.		34,648	3,447
UnitedHealth Group, Inc.		34,648	17,527

			44,887

INDUSTRIALS 1.2%
3M Co.		34,648	4,473
Boeing Co. (c)		34,648	6,133
Caterpillar, Inc.		34,648	12,569
Honeywell International, Inc.		34,648	7,826

			31,001

INFORMATION TECHNOLOGY 3.7%
Apple, Inc.		111,580	27,942
Cisco Systems, Inc.		34,648	2,051
International Business Machines Corp.		34,648	7,616
Microsoft Corp.		79,921	33,687
NVIDIA Corp.		99,187	13,320
Salesforce, Inc.		34,648	11,584

			96,200

MATERIALS 0.5%
Sherwin-Williams Co.		34,648	11,778

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $383,893)		389,281

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.7%
COMMERCIAL PAPER 4.9%
Alimentation Couche-Tard, Inc. 4.700% due 01/21/2025	$11,170	11,140
Bacardi-Martini BV 4.880% due 01/15/2025	6,800	6,786
Cencora, Inc. 4.750% due 01/24/2025	9,400	9,371
Consolidated Edison Co. of New York, Inc. 4.700% due 01/13/2025	13,370	13,348
Constellation Brands, Inc.
4.920% due 01/09/2025	800	799
4.920% due 01/13/2025	470	469
4.950% due 01/08/2025	1,150	1,149
Crown Castle, Inc. 4.990% due 01/16/2025	13,140	13,112
Dell International LLC
4.730% due 01/03/2025	9,200	9,197
4.730% due 01/07/2025	4,260	4,256
Enbridge US, Inc. 4.710% due 01/14/2025	800	799
Entergy Corp. 4.660% due 02/27/2025	9,220	9,153
Keurig Dr Pepper, Inc. 4.700% due 01/10/2025	550	549
Public Service Enterprise Group, Inc.
4.720% due 01/08/2025	1,500	1,499
4.720% due 01/09/2025	5,380	5,374
Rogers Communications, Inc. 4.930% due 01/23/2025	11,530	11,497
Southern California Edison Co. 4.950% due 01/06/2025	7,280	7,274
Targa Resources Corp. 4.800% due 01/15/2025	3,810	3,802
Virginia Electric & Power Co.
4.690% due 01/13/2025	8,100	8,087
4.700% due 01/07/2025	2,000	1,998
Volkswagen Financial Services 4.720% due 01/28/2025	7,710	7,683

		127,342

REPURCHASE AGREEMENTS (g) 25.5%		662,002

U.S. TREASURY BILLS 0.3%
4.402% due 01/16/2025 - 03/27/2025 (d)(e)(i)(k)	8,679	8,610

Total Short-Term Instruments (Cost $797,975)		797,954

Total Investments in Securities (Cost $2,948,440)		2,926,402

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short Asset Portfolio	14,637,219	143,357
PIMCO Short-Term Floating NAV Portfolio III	704,697	6,862

Total Short-Term Instruments (Cost $148,856)		150,219

Total Investments in Affiliates (Cost $148,856)		150,219

Total Investments 118.6% (Cost $3,097,296)		$3,076,621
Financial Derivative Instruments (h)(j) 5.6%(Cost or Premiums, net $14,512)		145,156
Other Assets and Liabilities, net (24.2)%		(626,805)

Net Assets 100.0%		$2,594,972

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.520%	12/31/2024	01/02/2025	$264,800	U.S. Treasury Notes 3.625% due 08/31/2029	$(269,599)	$264,800	$264,867
4.550	01/02/2025	01/03/2025	228,100	U.S. Treasury Notes 4.625% due 04/30/2029	(232,689)	228,100	228,100
JPS	4.570	07/30/2024	TBD(2)	169,002	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(175,345)	169,002	172,641
SAL	4.570	01/02/2025	01/03/2025	100	U.S. Treasury Notes 4.125% due 09/30/2027	(104)	100	100

Total Repurchase Agreements	$(677,737)	$662,002	$665,708

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	5.500%	01/01/2055	$42,600	$(42,107)	$(42,042)

Total Short Sales (1.6)%	$(42,107)	$(42,042)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,217) at a weighted average interest rate of 5.204%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2025	1,742	$517,004	$(17,829)	$0	$(2,003)
U.S. Treasury 10-Year Note March Futures	03/2025	61	6,634	(150)	0	(14)
U.S. Treasury Long-Term Bond March Futures	03/2025	65	7,400	(159)	0	(16)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	13	1,546	(115)	0	(6)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	28	3,117	(43)	0	(7)

$(18,296)	$0	$(2,046)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt March Futures	03/2025	2	$(231)	$5	$0	$(1)
U.S. Treasury 2-Year Note March Futures	03/2025	107	(22,000)	(10)	2	0
U.S. Treasury 5-Year Note March Futures	03/2025	1,315	(139,791)	724	123	0

$719	$125	$(1)

Total Futures Contracts	$(17,577)	$125	$(2,047)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$2,900	$49	$(21)	$28	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.383	800	12	(2)	10	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	800	(4)	17	13	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	6,200	80	(2)	78	0	(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	4,500	12	6	18	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	2,000	12	3	15	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	400	3	0	3	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.258	$1,000	6	1	7	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.903	EUR	400	1	1	2	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.199	500	(10)	4	(6)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	$2,000	15	11	26	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	2,920	526	(261)	265	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	3,440	414	71	485	0	0

$1,120	$(170)	$950	$2	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(139)	142	3	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	39	(3)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(55)	35	(20)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	7	(12)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	900	(27)	(1)	(28)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	3,800	278	22	300	4	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	14	26	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	22	1	23	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	86,910	1,938	33	1,971	21	0

$1,959	$300	$2,259	$27	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	06/17/2025		$15,200	$(277)	$530	$253	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/20/2025		361,100	(1,238)	2,105	867	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		170,200	377	(41)	336	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		108,700	6	(61)	(55)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		72,100	611	3,475	4,086	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		138,260	(279)	1,209	930	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		7,810	(67)	202	135	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030		11,300	(143)	1,563	1,420	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030		7,700	(27)	846	819	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		7,100	104	339	443	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,140	335	492	827	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		1,380	0	246	246	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		12,600	37	195	232	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		5,800	725	240	965	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		7,700	(150)	381	231	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		27,200	79	2,302	2,381	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		61,950	(458)	2,158	1,700	92	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050		1,100	(3)	357	354	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		400	(3)	148	145	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		800	(1)	338	337	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		2,200	(13)	896	883	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		100	0	38	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050		1,100	(20)	413	393	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		8,700	1,586	2,676	4,262	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		10,700	(240)	1,155	915	12	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	48,800	0	8	8	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	35,700	0	6	6	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	7	7	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		52,300	0	14	14	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	25	25	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		35,700	0	21	21	0	(1)

							$940	$22,287	$23,227	$293	$(4)

Total Swap Agreements							$4,019	$22,417	$26,436	$322	$(7)

(i)

Securities with an aggregate market value of $32,573 and cash $34,304 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	20		$15	$0	$0
	01/2025		$1,013	NZD	1,719	0	(51)
BOA	01/2025	CNH	2,916		$400	3	0
	01/2025	SEK	3,155		289	3	0
	01/2025	SGD	28		21	0	0
	01/2025		$101	IDR	1,611,149	0	(1)
	01/2025		1,251	INR	106,269	0	(12)
	01/2025		534	JPY	81,469	0	(16)
	01/2025		247	KRW	347,982	0	(11)
	01/2025		918	ZAR	16,609	0	(39)
BPS	01/2025	CNH	26,642		$3,674	43	0
	01/2025	CZK	54,104		2,272	47	0
	01/2025	EUR	7,128		7,554	167	0
	01/2025	IDR	9,113,853		558	0	(6)
	01/2025	INR	75,452		880	0	0
	01/2025	KRW	1,426,211		1,022	56	0
	01/2025	MXN	54,986		2,726	91	0
	01/2025	SGD	18		13	0	0
	01/2025	TWD	65,879		2,075	72	0
	01/2025		$1,722	CNH	12,568	0	(9)
	01/2025		2,245	IDR	35,695,938	0	(41)
	01/2025		1,665	INR	140,772	0	(23)
	01/2025		1,061	KRW	1,573,971	6	0
	01/2025		2,314	PLN	9,428	0	(34)
	01/2025		1,045	TWD	33,897	0	(14)
	01/2025		10,238	ZAR	181,102	0	(654)
	02/2025	CNH	18,937		$2,614	31	0
	03/2025	ILS	666		185	2	0
	03/2025	KRW	1,569,909		1,061	0	(5)
	03/2025		$558	IDR	9,141,482	4	0
	03/2025		880	INR	75,842	0	(1)
	03/2025		754	MXN	15,475	0	(21)
	04/2025	TWD	33,700		$1,045	15	0
	05/2025	CNH	18,592		2,562	17	0
BRC	01/2025	CAD	19,666		13,973	286	0
	01/2025	EUR	764		810	18	0
	01/2025	GBP	45,715		57,549	325	0
	01/2025		$1,030	IDR	16,179,801	0	(29)
	03/2025	ILS	2,587		$726	13	0
	03/2025	MXN	138,633		6,778	213	0
CBK	01/2025	CNH	8,741		1,202	11	0
	01/2025	EUR	6,418		6,748	97	0
	01/2025	IDR	11,099,927		687	0	0
	01/2025	INR	735,958		8,631	49	0
	01/2025	KRW	5,483,661		3,969	254	0
	01/2025	TWD	314,866		9,856	284	0
	01/2025		$2,860	CAD	4,114	4	0
	01/2025		1,315	IDR	20,856,849	0	(24)
	01/2025		8,640	INR	730,901	0	(117)
	01/2025		840	KRW	1,232,394	0	(5)
	03/2025	KRW	1,229,358		$840	5	0
	03/2025		$687	IDR	11,132,574	0	(3)
	03/2025		8,631	INR	739,258	0	(61)
	09/2025	ILS	795		$210	0	(10)
DUB	01/2025	KRW	7,102,039		5,088	277	0
	01/2025		$935	KRW	1,321,735	0	(40)
	01/2025		921	PLN	3,769	0	(9)
	02/2025	THB	1,413		$42	1	0
	02/2025		$2,084	MXN	42,158	0	(76)
FAR	01/2025	AUD	10,485		$6,804	314	0
	01/2025	TWD	4,018		124	2	0
GLM	01/2025	KRW	2,253,941		1,640	113	0
	01/2025	MXN	14,026		670	1	0
	01/2025	TWD	63,306		1,971	47	0
	01/2025		$1,553	IDR	24,597,322	0	(34)
	01/2025		1,036	PLN	4,217	0	(16)
	02/2025		939	MXN	19,110	0	(28)
	04/2025	BRL	51,500		$9,232	1,018	0
	04/2025	DKK	40,900		6,046	337	0
	10/2025	BRL	116,200		18,888	1,256	0
IND	01/2025		$108	DKK	763	0	(2)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	01/2025	CNH	20,850	$2,882	41	0
01/2025	IDR	910,129	56	0	(1)
01/2025	TWD	56,732	1,752	27	0
01/2025	$149	IDR	2,356,837	0	(3)
01/2025	1,380	INR	116,873	0	(17)
01/2025	448	JPY	67,114	0	(21)
01/2025	1,318	PLN	5,369	0	(19)
03/2025	56	IDR	912,972	0	0
04/2025	BRL	1,600	$285	29	0
MBC	01/2025	CHF	9,080	10,348	333	0
01/2025	CNH	6,429	883	7	0
01/2025	EUR	39,511	41,630	683	0
01/2025	INR	31,751	371	0	0
01/2025	KRW	6,965,263	5,014	296	0
01/2025	$904	CNH	6,596	0	(5)
01/2025	947	INR	80,095	0	(13)
01/2025	819	PLN	3,340	0	(11)
01/2025	1,628	TWD	52,966	0	(18)
02/2025	THB	403	$12	0	0
03/2025	ILS	824	232	5	0
03/2025	$371	INR	31,916	0	(1)
04/2025	TWD	52,664	$1,628	19	0
05/2025	CNH	12,705	1,752	13	0
MYI	01/2025	$36	DKK	257	0	(1)
01/2025	557	IDR	8,807,419	0	(12)
01/2025	640	PLN	2,598	0	(11)
04/2025	DKK	44,800	$6,614	360	0
04/2025	$18,549	DKK	124,100	0	(1,225)
NGF	01/2025	1,672	IDR	26,622,833	0	(26)
RYL	01/2025	2,439	GBP	1,922	0	(33)
SCX	01/2025	CHF	14	$16	0	0
01/2025	CNH	10,343	1,432	22	0
01/2025	SGD	8	6	0	0
01/2025	TWD	33,352	1,041	27	0
01/2025	$1,890	IDR	29,893,774	0	(45)
01/2025	2,770	INR	234,260	0	(38)
01/2025	214	KRW	313,332	0	(1)
01/2025	859	TWD	28,031	0	(7)
03/2025	KRW	312,542	$213	1	0
04/2025	TWD	27,893	859	7	0
05/2025	CNH	12,744	1,768	23	0
SOG	01/2025	$2,806	PLN	11,403	0	(47)
SSB	01/2025	JPY	8,090,000	$54,669	3,131	0
01/2025	MXN	1,976	100	5	0
TOR	01/2025	$855	JPY	128,666	0	(37)
UAG	01/2025	52,389	8,090,000	0	(851)
01/2025	1,171	PLN	4,760	0	(19)
04/2025	DKK	39,500	$5,827	313	0

Total Forward Foreign Currency Contracts	$10,824	$(3,854)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$100	$1	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	14,300	$2,949	$(107)	$2,842	$0
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	35,700	7,543	(446)	7,097	0

$10,492	$(553)	$9,939	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	207	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$22,064	$0	$124	$124	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

BPS	Pay	DJITR Index	417	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	44,416	0	227	227	0
	Pay	DJITR Index	414	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	44,097	0	219	219	0
CIB	Receive	S&P 500 Total Return Index	1,267	5.530% (FEDL01 plus a specified spread)	Monthly	01/08/2025	16,359	0	(79)	0	(79)
	Receive	S&P 500 Total Return Index	19,287	5.530% (FEDL01 plus a specified spread)	Monthly	01/15/2025	249,030	0	(1,247)	0	(1,247)
	Receive	S&P 500 Total Return Index	1,134	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,642	0	(67)	0	(67)
FAR	Pay	DJITR Index	207	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	22,048	0	107	107	0
	Pay	DJITR Index	207	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	22,048	0	108	108	0
	Pay	DJITR Index	399	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	42,499	0	212	212	0
	Receive	S&P 500 Total Return Index	11,401	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	139,664	0	3,766	3,766	0
JPM	Pay	DJITR Index	401	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	42,712	0	219	219	0
MBC	Receive	S&P 500 Total Return Index	14,235	4.820% (FEDL01 plus a specified spread)	Maturity	01/22/2025	144,777	0	30,248	30,248	0
	Receive	S&P 500 Total Return Index	23,238	4.825% (FEDL01 plus a specified spread)	Maturity	01/22/2025	236,665	0	48,741	48,741	0
	Receive	S&P 500 Total Return Index	14,910	5.090% (FEDL01 plus a specified spread)	Maturity	08/20/2025	176,570	0	11,459	11,459	0
RBC	Receive	S&P 500 Total Return Index	455	5.160% (FEDL01 plus a specified spread)	Monthly	01/08/2025	5,875	0	(27)	0	(27)
	Receive	S&P 500 Total Return Index	685	5.160% (FEDL01 plus a specified spread)	Monthly	01/22/2025	8,845	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	678	4.810% (FEDL01 plus a specified spread)	Monthly	02/19/2025	8,754	0	(37)	0	(37)
	Receive	S&P 500 Total Return Index	1,144	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,771	0	(65)	0	(65)
	Receive	S&P 500 Total Return Index	809	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	10,446	0	(46)	0	(46)
	Receive	S&P 500 Total Return Index	7,503	5.040% (FEDL01 plus a specified spread)	Monthly	09/03/2025	96,877	0	(429)	0	(429)
	Receive	S&P 500 Total Return Index	685	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	8,845	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	7,168	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	92,552	0	(418)	0	(418)
TOR	Receive	S&P 500 Total Return Index	716	5.090% (FEDL01 plus a specified spread)	Monthly	02/19/2025	9,245	0	(41)	0	(41)
	Receive	S&P 500 Total Return Index	25,632	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	302,795	0	18,352	18,352	0
	Receive	S&P 500 Total Return Index	29,865	5.040% (FEDL01 plus a specified spread)	Maturity	10/01/2025	362,676	0	16,829	16,829	0

								$0	$128,075	$130,611	$(2,536)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	55,554	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$9,872	$0	$48	$48	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

	Pay	Alphabet, Inc.	109,813	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	20,788	0	70	70	0
	Pay	Apple, Inc.	76,932	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	19,265	0	86	86	0
	Pay	Comcast Corp.	227,392	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,534	0	46	46	0
	Pay	Microsoft Corp.	45,273	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	19,082	0	57	57	0
	Pay	NVIDIA Corp.	64,539	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,667	0	43	43	0
	Pay	Procter and Gamble,Co.	71,486	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	11,985	0	60	60	0
TOR	Pay	Amazon.com, Inc.	233,737	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	52,572	0	1,369	1,369	0

								$0	$1,779	$1,779	$0

Total Swap Agreements								$10,493	$129,300	$142,329	$(2,536)

(k)

Securities with an aggregate market value of $16,726 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$4,357		$4,357
Corporate Bonds & Notes
Banking & Finance						0	159,025	0		159,025
Industrials						0	28,475	0		28,475
Utilities						0	19,019	0		19,019
U.S. Government Agencies						0	422,045	9,396		431,441
U.S. Treasury Obligations						0	111,875	0		111,875
Non-Agency Mortgage-Backed Securities						0	295,028	0		295,028
Asset-Backed Securities
Automobile ABS Other						0	6,672	0		6,672
Automobile Sequential						0	243,978	0		243,978
CMBS Other						0	31,002	0		31,002
Credit Card Bullet						0	50,148	0		50,148
Credit Card Other						0	25,940	0		25,940
Home Equity Other						0	62,482	0		62,482
Whole Loan Collateral						0	25,846	0		25,846
Other ABS						0	207,495	3,500		210,995
Sovereign Issues						0	32,884	0		32,884
Common Stocks
Communication Services						34,565	0	0		34,565
Consumer Discretionary						85,025	0	0		85,025
Consumer Staples						23,081	0	0		23,081
Energy						5,019	0	0		5,019
Financials						57,725	0	0		57,725
Health Care						44,887	0	0		44,887

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2024 (Unaudited)

Industrials	31,001	0	0	31,001
Information Technology	96,200	0	0	96,200
Materials	11,778	0	0	11,778
Short-Term Instruments
Commercial Paper	0	127,342	0	127,342
Repurchase Agreements	0	662,002	0	662,002
U.S. Treasury Bills	0	8,610	0	8,610

	$389,281	$2,519,868	$17,253	$2,926,402
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,219	$0	$0	$150,219

Total Investments	$539,500	$2,519,868	$17,253	$3,076,621

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,042)	$0	$(42,042)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	447	0	447
Over the counter	0	153,153	0	153,153

	$0	$153,600	$0	$153,600
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,004)	(50)	0	(2,054)
Over the counter	0	(6,390)	0	(6,390)

	$(2,004)	$(6,440)	$0	$(8,444)

Total Financial Derivative Instruments	$(2,004)	$147,160	$0	$145,156

Totals	$537,496	$2,624,986	$17,253	$3,179,735

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd. 4.543% due 08/23/2027 «	EUR	4,400	$4,537

Total Loan Participations and Assignments (Cost $4,586)			4,537

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 5.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	926
3.300% due 01/30/2032		1,000	872
American Express Co. 5.284% due 07/26/2035 •		500	495
Athene Global Funding 5.620% due 05/08/2026		5,700	5,754
Bank of America Corp.
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,407
5.933% due 09/15/2027 •		7,300	7,432
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,200	2,210
Bank of Nova Scotia 5.450% due 08/01/2029		9,300	9,473
Barclays PLC
4.375% due 01/12/2026		1,300	1,294
4.837% due 09/10/2028 •		200	199
4.972% due 05/16/2029 •		1,400	1,387
5.501% due 08/09/2028 •		200	202
7.437% due 11/02/2033 •		4,400	4,843
BPCE SA 5.203% due 01/18/2027		250	251
Citibank NA
4.838% due 08/06/2029		3,900	3,885
5.488% due 12/04/2026		4,300	4,365
Credit Suisse AG AT1 Claim		11,100	1,389
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	100	102
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,191
Extra Space Storage LP 5.350% due 01/15/2035		500	494
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,000	2,047
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
3.375% due 11/13/2025		500	492
3.815% due 11/02/2027		200	192
4.125% due 08/17/2027		600	580
4.271% due 01/09/2027		200	196
4.542% due 08/01/2026		400	396
5.800% due 03/05/2027		1,800	1,817
5.800% due 03/08/2029		1,300	1,301
6.950% due 06/10/2026		200	205
GLP Capital LP 5.625% due 09/15/2034		600	591
Goldman Sachs Bank USA 5.283% due 03/18/2027 •		500	503
Goldman Sachs Group, Inc.
3.500% due 11/16/2026		1,200	1,174
5.016% due 10/23/2035 •		2,100	2,011
5.330% due 07/23/2035 •		1,700	1,669
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,400	1,405
5.798% due 08/10/2026 •		3,600	3,621
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,633
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	527
4.292% due 09/12/2026 •		1,300	1,295
5.887% due 08/14/2027 •		600	609
Jackson National Life Global Funding 5.600% due 04/10/2026		5,550	5,595
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,200	1,153
1.578% due 04/22/2027 •		1,900	1,825

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

2.083% due 04/22/2026 •		200	198
3.782% due 02/01/2028 •		900	881
3.960% due 01/29/2027 •		1,800	1,787
4.946% due 10/22/2035 •		1,900	1,831
5.040% due 01/23/2028 •		2,500	2,510
5.581% due 04/22/2030 •		200	204
6.070% due 10/22/2027 •		100	102
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		3,000	3,032
Morgan Stanley
1.512% due 07/20/2027 •		3,700	3,517
2.188% due 04/28/2026 •		2,400	2,379
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	3,900	4,052
4.654% due 10/18/2030 •		$1,600	1,566
5.320% due 07/19/2035 •		400	394
5.656% due 04/18/2030 •		1,100	1,120
6.296% due 10/18/2028 •		1,000	1,037
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		2,000	2,028
NatWest Group PLC
4.445% due 05/08/2030 •		400	386
4.800% due 04/05/2026		1,100	1,100
4.892% due 05/18/2029 •		2,600	2,576
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,262
2.679% due 07/16/2030		1,900	1,655
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,990	2,703
Prologis LP 5.000% due 01/31/2035		1,800	1,755
Royal Bank of Canada
4.875% due 01/19/2027		5,600	5,622
4.969% due 08/02/2030 •		1,100	1,092
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,778
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		1,100	1,111
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		1,100	1,091
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		2,200	2,199
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,761
VICI Properties LP
5.125% due 11/15/2031		1,000	976
5.750% due 04/01/2034		200	202
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,445
3.196% due 06/17/2027 •		2,500	2,443
5.707% due 04/22/2028 •		100	102
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,685

			155,775

INDUSTRIALS 1.4%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,849
Bayer U.S. Finance LLC
6.125% due 11/21/2026		400	408
6.250% due 01/21/2029		200	204
6.375% due 11/21/2030		400	412
6.500% due 11/21/2033		200	204
6.875% due 11/21/2053		400	404
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,127
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,137
DAE Funding LLC
2.625% due 03/20/2025		1,000	992
3.375% due 03/20/2028		1,100	1,030
Hyundai Capital America
5.450% due 06/24/2026		1,600	1,612
5.688% due 08/04/2025 •		5,300	5,321
Imperial Brands Finance PLC 3.500% due 07/26/2026		400	392
InterContinental Hotels Group PLC 2.125% due 05/15/2027	EUR	800	817
MPLX LP 2.650% due 08/15/2030		$1,500	1,313
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,200	2,169
4.345% due 09/17/2027		2,800	2,697
4.810% due 09/17/2030		800	753

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Occidental Petroleum Corp. 5.550% due 10/01/2034	2,200	2,141
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	1,500	1,407
Sands China Ltd.
5.125% due 08/08/2025	5,000	4,982
5.400% due 08/08/2028	3,600	3,562
Southern Co. 3.700% due 04/30/2030	3,595	3,378
T-Mobile USA, Inc. 2.700% due 03/15/2032	1,500	1,270
United Airlines Pass-Through Trust 5.450% due 08/15/2038	1,000	1,005

		41,586

UTILITIES 1.2%
Electricite de France SA 5.700% due 05/23/2028	1,800	1,830
Eversource Energy 5.850% due 04/15/2031	6,700	6,876
ONEOK, Inc. 5.050% due 11/01/2034	10,000	9,570
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	938
4.550% due 07/01/2030	1,400	1,356
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	9,400	9,417
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	1,400	1,406
Southern California Edison Co.
4.875% due 02/01/2027	2,200	2,207
5.150% due 06/01/2029	3,600	3,624

		37,224

Total Corporate Bonds & Notes (Cost $236,198)		234,585

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,409
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	635	590

		1,999

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	2,750	2,934

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	101

Total Municipal Bonds & Notes (Cost $4,803)		5,034

U.S. GOVERNMENT AGENCIES 33.9%
Fannie Mae
4.202% due 10/01/2029 ~	13,952	13,637
4.300% due 12/01/2029	9,321	9,140
4.540% due 07/01/2030	2,971	2,940
4.705% due 09/01/2031 ~	25,571	25,371
4.720% due 10/01/2028 - 08/01/2030	9,394	9,400
4.770% due 10/01/2028	3,996	4,007
4.818% due 03/25/2036 •	29	29
4.850% due 05/01/2029	2,326	2,343
4.860% due 08/01/2030	4,388	4,411
4.930% due 06/01/2029	6,254	6,321
5.033% due 09/25/2042 •	57	57
5.300% due 11/01/2030	12,480	12,754
5.519% due 11/25/2054 •	12,547	12,499
6.061% due 02/01/2034 •	10	11
6.175% due 02/01/2035 •	9	9
6.533% due 10/01/2035 •	29	29
6.703% due 07/01/2035 •	7	7
6.797% due 03/01/2036 •	31	31
6.904% due 08/01/2035 •	59	60
7.019% due 11/01/2034 •	18	19
7.175% due 10/01/2035 •	14	14
7.278% due 07/01/2032 •	5	5
Freddie Mac
4.000% due 01/01/2048	37	35

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

5.112% due 11/15/2043 •		590	583
6.025% due 10/25/2044 •		15	13
6.225% due 07/25/2044 •		62	60
7.068% due 09/01/2035 •		7	7
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045		1,377	1,263
5.286% due 08/20/2062 •		173	173
Ginnie Mae, TBA 5.000% due 01/01/2055 - 02/01/2055		47,660	46,236
U.S. International Development Finance Corp. 4.140% due 05/15/2030		525	515
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032		5,977	5,678
3.500% due 04/01/2048		1,496	1,343
4.000% due 10/01/2030		23	22
4.500% due 02/01/2051 - 09/01/2053		84,007	79,210
5.000% due 02/01/2053 - 12/01/2053		33,335	32,233
5.500% due 09/01/2027 - 10/01/2054		58,652	57,913
6.000% due 01/01/2053		5,921	5,956
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		58,000	49,273
4.000% due 02/01/2055 - 03/01/2055		165,250	151,101
5.500% due 02/01/2055		22,800	22,484
6.000% due 02/01/2055		151,920	152,502
6.500% due 02/01/2055		295,890	301,773

Total U.S. Government Agencies (Cost $1,013,970)			1,011,467

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
3.000% due 08/15/2048		874	639
4.625% due 05/15/2044		32,400	31,420
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032 (h)		10,213	9,131
0.625% due 02/15/2043		1,734	1,271
0.750% due 02/15/2045		2,815	2,042
1.000% due 02/15/2046 (h)		7,432	5,603
1.000% due 02/15/2048		493	363
1.875% due 07/15/2034		70,118	67,961
2.125% due 04/15/2029		31,331	31,378
U.S. Treasury Notes
0.375% due 12/31/2025 (h)(j)		5,400	5,200
0.500% due 02/28/2026 (h)(j)		22,100	21,177
2.625% due 12/31/2025 (h)(j)		3,058	3,012
3.000% due 10/31/2025 (h)(j)		15,086	14,934

Total U.S. Treasury Obligations (Cost $204,430)			194,131

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •		280	236
4.912% due 10/25/2046 •		142	76
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		2,590	2,599
ATLX Trust 3.850% due 04/25/2064 þ		3,972	3,796
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	6,676	8,364
Banc of America Funding Trust
4.865% due 10/20/2036 •		$164	123
5.100% due 01/20/2047 ~		8	7
Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~		315	211
5.509% due 07/25/2035 ~		1,522	978
5.515% due 05/25/2035 ~		24	23
BINOM Securitization Trust
3.000% due 02/25/2061 ~		2,160	1,978
4.441% due 08/25/2057 ~		4,924	4,702
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,343	4,749
3.250% due 09/25/2063 ~		4,665	4,135
3.250% due 03/25/2064 ~		4,319	3,822
5.819% due 05/25/2055 •		5,554	5,563
CIM Trust
4.750% due 06/25/2064 ~		3,101	3,021
5.500% due 08/25/2064 ~		8,535	8,507
Citigroup Mortgage Loan Trust
4.773% due 01/25/2037 •		2,659	2,296
4.959% due 09/25/2037 ~		1,399	1,277
5.919% due 07/25/2054 •		2,807	2,816
6.170% due 09/25/2062 þ		7,389	7,394
COLT Mortgage Loan Trust 6.393% due 06/25/2069 þ		3,434	3,468

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Countrywide Alternative Loan Trust
3.154% due 06/25/2037 ~		168	131
4.695% due 07/20/2046 •		201	166
4.905% due 03/20/2046 •		382	323
5.003% due 05/25/2035 •		760	574
6.875% due 10/20/2035 •		141	100
Countrywide Home Loan Mortgage Pass-Through Trust
5.033% due 04/25/2035 •		32	30
5.093% due 03/25/2035 •		21	20
Credit Suisse First Boston Mortgage Securities Corp. 6.028% due 06/25/2033 ~		10	9
Credit Suisse Mortgage Capital Certificates 4.753% due 01/27/2037 •		672	448
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		6,201	5,415
3.904% due 04/25/2062 ~		1,588	1,499
4.184% due 07/27/2061 ~		3,111	3,104
Cross Mortgage Trust 6.093% due 04/25/2069 þ		2,785	2,806
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.953% due 02/25/2035 •		138	135
Downey Savings & Loan Association Mortgage Loan Trust
5.001% due 08/19/2045 •		102	85
5.595% due 07/19/2044 ~		8	7
First Horizon Alternative Mortgage Securities Trust 5.135% due 03/25/2035 ~		26	15
GCAT Trust 6.085% due 06/25/2059 þ		2,601	2,616
GreenPoint Mortgage Funding Trust 4.813% due 01/25/2037 •		3,980	3,549
GSMSC Pass-Through Trust 5.302% due 12/26/2036 •		2,243	1,574
GSR Mortgage Loan Trust 5.330% due 09/25/2035 ~		10	10
HarborView Mortgage Loan Trust
4.701% due 07/19/2047 •		4,378	4,066
4.961% due 12/19/2036 •		3,917	3,643
HomeBanc Mortgage Trust 4.679% due 04/25/2037 ~		213	190
IndyMac IMSC Mortgage Loan Trust 4.603% due 03/25/2047 •		11,152	7,180
IndyMac INDX Mortgage Loan Trust
4.728% due 12/25/2034 ~		5	4
4.753% due 06/25/2037 •		147	51
4.873% due 05/25/2046 •		366	325
5.233% due 05/25/2034 •		2	1
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,768	884
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		943	899
JP Morgan Mortgage Trust
5.742% due 02/25/2035 ~		6	5
6.000% due 01/25/2036		250	113
Legacy Mortgage Asset Trust 4.875% due 10/25/2068 þ		1,327	1,322
Lehman XS Trust 4.853% due 09/25/2046 •		4,932	4,472
Ludgate Funding PLC 3.992% due 05/26/2066 •	EUR	8,400	8,689
MASTR Adjustable Rate Mortgages Trust 5.625% due 12/25/2046 •		$5,243	3,944
Merrill Lynch Alternative Note Asset Trust 4.833% due 07/25/2047 •		1,968	1,776
Merrion Square Residential 3.901% due 03/24/2081 •	EUR	9,687	10,051
MFA Trust
1.131% due 07/25/2060 ~		$3,784	3,398
4.400% due 03/25/2068 þ		3,333	3,254
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		1,288	1,240
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ		970	931
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,679	2,558
6.864% due 10/25/2063 þ		7,049	7,131
OBX Trust
3.642% due 04/25/2053 ~		5,074	4,956
5.949% due 02/25/2063 þ		3,360	3,373
6.030% due 01/25/2064 þ		3,542	3,567
6.113% due 03/25/2063 þ		2,505	2,519
6.233% due 05/25/2064 þ		2,316	2,338
6.567% due 06/25/2063 þ		2,680	2,711
PRET LLC
3.900% due 10/25/2063 ~		717	680

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

5.925% due 10/25/2054 þ		6,291	6,303
PRKCM Trust
6.333% due 03/25/2059 þ		2,722	2,743
6.431% due 05/25/2059 þ		3,077	3,117
PRPM LLC
4.000% due 11/25/2054 þ		1,875	1,806
4.200% due 12/25/2064 þ		2,321	2,257
6.959% due 02/25/2029 þ		3,502	3,522
Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2047 •		1,560	1,381
4.773% due 01/25/2037 •		3,322	2,929
4.793% due 01/25/2037 •		1,943	1,671
4.823% due 12/25/2036 •		51	43
5.000% due 09/25/2036		114	82
6.000% due 03/25/2037		1,312	1,094
6.349% due 11/25/2037 ~		3,724	3,142
7.191% due 09/25/2034 ~		1,095	1,097
Residential Asset Securitization Trust
4.803% due 10/25/2048		3	3
5.500% due 09/25/2035		2,581	1,178
Sequoia Mortgage Trust 4.520% due 11/25/2063 ~		7,752	7,614
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	1,903	2,389
Structured Adjustable Rate Mortgage Loan Trust 6.225% due 01/25/2035 •		$41	37
Structured Asset Mortgage Investments Trust
4.573% due 08/25/2036 •		3,903	3,392
4.833% due 07/25/2046 •		1,434	1,129
4.893% due 05/25/2036 •		58	46
4.893% due 05/25/2046 •		319	114
4.981% due 07/19/2035 •		20	19
5.013% due 02/25/2036 •		78	64
6.538% due 02/25/2036 •		325	273
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.539% due 06/25/2033 ~		2	2
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	695	867
Towd Point Mortgage Funding 5.719% due 07/20/2053 •		5,855	7,345
Towd Point Mortgage Trust 5.453% due 10/25/2059 •		$1,163	1,190
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,662	3,341
Verus Securitization Trust
5.218% due 09/25/2069 þ		$1,967	1,953
5.811% due 05/25/2068 þ		1,121	1,125
6.116% due 03/25/2069 þ		7,316	7,372
6.192% due 06/25/2069 þ		3,484	3,511
6.218% due 06/25/2069 þ		1,447	1,459
6.665% due 09/25/2068 þ		4,126	4,172
WaMu Mortgage Pass-Through Certificates Trust
5.033% due 10/25/2045 •		256	250
5.033% due 12/25/2045 •		5,126	4,590
5.073% due 01/25/2045 •		10	10
5.093% due 01/25/2045 •		16	15
5.825% due 02/25/2046 •		3,357	2,988
Washington Mutual Mortgage Pass-Through Certificates Trust
5.655% due 11/25/2046 •		1,763	1,454
5.675% due 10/25/2046 •		2,696	2,266

Total Non-Agency Mortgage-Backed Securities (Cost $273,399)			270,383

ASSET-BACKED SECURITIES 30.9%
AUTOMOBILE ABS OTHER 0.1%
Citizens Auto Receivables Trust 5.548% due 07/15/2026 •		618	618
GM Financial Automobile Leasing Trust 5.055% due 01/20/2026 •		183	183
Westlake Automobile Receivables Trust
5.168% due 03/15/2027 •		772	773
5.268% due 10/15/2026 •		1,642	1,643

			3,217

AUTOMOBILE SEQUENTIAL 8.9%
AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		4,252	4,270
6.190% due 04/19/2027		4,163	4,184
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		3,572	3,560
5.900% due 08/21/2028		4,300	4,396
6.120% due 04/20/2027		10,800	10,968

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Bank of America Auto Trust 5.830% due 05/15/2026	1,122	1,123
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	1,100	1,111
5.670% due 04/15/2027	1,222	1,225
BofA Auto Trust 5.350% due 11/15/2028	500	506
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028	600	602
5.820% due 09/15/2026	29	29
CarMax Auto Owner Trust
3.490% due 02/16/2027	993	989
4.890% due 07/16/2029	9,600	9,660
5.210% due 09/15/2027	11,200	11,257
5.300% due 03/15/2027	5,843	5,860
Carvana Auto Receivables Trust
5.380% due 03/12/2029	2,120	2,148
5.420% due 04/10/2028	5,094	5,120
5.760% due 04/12/2027	521	523
5.770% due 04/12/2027	208	209
5.980% due 12/10/2027	1,959	1,974
6.360% due 04/12/2027	857	859
6.410% due 09/10/2027	1,546	1,555
Chase Auto Owner Trust 5.480% due 04/26/2027	4,309	4,324
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,309
5.430% due 10/15/2026	1,153	1,156
5.540% due 11/16/2026	5,823	5,843
6.130% due 07/15/2026	761	763
CPS Auto Receivables Trust 5.710% due 09/15/2027	923	926
Drive Auto Receivables Trust 5.830% due 12/15/2026	1,911	1,914
DT Auto Owner Trust 6.290% due 08/16/2027	2,413	2,422
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	816	813
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	1,000	1,002
5.530% due 10/15/2026	623	623
5.630% due 10/15/2026	1,500	1,502
5.650% due 12/15/2027	2,100	2,115
5.700% due 05/15/2026	1,539	1,540
5.820% due 02/15/2027	675	677
6.320% due 03/15/2027	4,546	4,558
FHF Issuer Trust 4.940% due 11/15/2030	2,000	1,997
FHF Trust
4.430% due 01/18/2028	394	394
6.570% due 06/15/2028	2,912	2,949
Fifth Third Auto Trust 5.800% due 11/16/2026	975	977
Ford Credit Auto Lease Trust 5.240% due 07/15/2026	11,627	11,647
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	2,450	2,466
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	3,955	3,962
5.700% due 01/15/2027	797	798
5.770% due 06/15/2027	1,048	1,052
6.040% due 03/15/2027	1,128	1,131
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	449	452
5.960% due 10/16/2028	3,030	3,074
6.270% due 08/16/2027	2,454	2,466
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	1,050	1,052
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	3,600	3,620
5.120% due 02/16/2027	3,940	3,948
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027	1,291	1,296
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,500	2,481
5.440% due 01/25/2029	12,400	12,492
5.490% due 06/25/2027	1,500	1,510
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026	1,641	1,644
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,700	4,737
5.290% due 04/15/2027	3,523	3,535
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	1,056	1,061

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Nissan Auto Lease Trust
4.920% due 11/15/2027	13,800	13,902
5.050% due 06/15/2027	13,000	13,075
Prestige Auto Receivables Trust 5.690% due 05/17/2027	2,744	2,751
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	695	678
5.320% due 09/25/2030	606	604
5.380% due 11/25/2030	1,405	1,406
Santander Drive Auto Receivables Trust
5.250% due 04/17/2028	500	502
5.630% due 01/16/2029	5,500	5,571
5.710% due 02/16/2027	317	318
5.930% due 07/17/2028	2,500	2,527
6.180% due 02/16/2027	1,552	1,554
SBNA Auto Lease Trust
5.670% due 11/20/2026	1,735	1,744
6.520% due 04/20/2028	1,500	1,537
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	1,280	1,283
5.710% due 10/20/2027	1,756	1,764
Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	11,550	11,637
5.160% due 05/17/2027	3,350	3,364
5.600% due 08/17/2026	1,590	1,594
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	1,204	1,215
Veros Auto Receivables Trust 7.120% due 11/15/2028	1,930	1,941
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	11,515	11,575
Westlake Automobile Receivables Trust
5.440% due 05/17/2027	900	906
5.620% due 03/15/2027	1,613	1,618
5.960% due 10/15/2026	1,655	1,659
6.230% due 01/15/2027	5,867	5,892
World Omni Auto Receivables Trust 5.570% due 12/15/2026	487	488

		265,963

CMBS OTHER 1.8%
Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 05/15/2037 •	3,400	3,408
7.297% due 05/15/2037 •	3,400	3,414
AREIT LLC
6.624% due 06/17/2039 •	8,400	8,423
7.176% due 06/17/2039 •	7,461	7,497
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	3,005	2,974
KREF Ltd. 5.816% due 02/17/2039 •	2,549	2,562
LoanCore Issuer Ltd. 6.148% due 01/17/2037 •	874	880
M360 Ltd. 6.721% due 11/22/2038 •	3,100	3,048
MF1 LLC 6.103% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 6.116% due 02/19/2037 •	7,000	6,901
Ready Capital Mortgage Financing LLC 6.806% due 06/25/2037 •	1,023	1,027
Starwood Mortgage Trust 6.398% due 11/15/2038 •	10,800	10,693
VMC Finance LLC 6.500% due 02/18/2039 •	2,486	2,492

		54,322

CMBS SUBORDINATED 0.3%
Ready Capital Mortgage Financing LLC 7.450% due 06/25/2037 •	7,200	7,229

CREDIT CARD BULLET 2.2%
American Express Credit Account Master Trust
4.650% due 07/15/2029	13,600	13,639
4.870% due 05/15/2028	5,200	5,230
BA Credit Card Trust
4.790% due 05/15/2028	5,400	5,426
4.980% due 11/15/2028	11,000	11,112
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	7,000	6,974

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Master Credit Card Trust 5.450% due 01/21/2027 •	10,300	10,329
Synchrony Card Funding LLC 4.930% due 07/15/2030	12,900	12,993

		65,703

CREDIT CARD OTHER 0.4%
Chase Issuance Trust 4.720% due 01/15/2031	11,100	11,099

HOME EQUITY OTHER 6.9%
Aames Mortgage Investment Trust
5.443% due 07/25/2035 •	71	71
6.478% due 01/25/2035 •	1,041	996
ACE Securities Corp. Home Equity Loan Trust
4.693% due 12/25/2036 •	9,973	5,160
4.773% due 03/25/2037 •	3,549	1,507
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.158% due 10/25/2035 •	6,734	6,357
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.473% due 10/25/2034 •	198	196
5.578% due 11/25/2034 •	2,887	2,741
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •	1,773	1,566
Asset-Backed Securities Corp. Home Equity Loan Trust 5.548% due 02/25/2035 •	397	392
Bear Stearns Asset-Backed Securities Trust 5.128% due 08/25/2036 •	671	669
Countrywide Asset-Backed Certificates Trust
4.653% due 06/25/2047 •	1,989	1,720
4.703% due 06/25/2047 •	1,477	1,428
4.733% due 06/25/2035 •	2,587	2,315
4.733% due 03/25/2037 •	1,770	1,603
4.813% due 11/25/2047 •	975	923
4.873% due 05/25/2047 •	3,076	2,696
4.893% due 09/25/2037 •	391	400
5.488% due 12/25/2035 •	4,948	4,860
Credit-Based Asset Servicing & Securitization LLC 2.830% due 01/25/2036 þ	6,130	5,034
Fremont Home Loan Trust
4.723% due 10/25/2036 •	1,734	1,541
5.113% due 01/25/2036 •	172	164
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •	6	2
GSAA Home Equity Trust 5.518% due 06/25/2035 •	1,620	1,589
GSAMP Trust
4.633% due 11/25/2035 •	44	3
4.933% due 03/25/2046 •	2,017	1,978
4.953% due 05/25/2046 •	9,319	8,827
6.253% due 06/25/2035 •	6,136	5,902
Home Equity Loan Trust 4.793% due 04/25/2037 •	10,740	9,283
HSI Asset Securitization Corp. Trust
4.593% due 12/25/2036 •	7,863	6,646
4.653% due 07/25/2036 •	3,679	1,580
4.918% due 03/25/2036 •	12,067	10,562
JP Morgan Mortgage Acquisition Trust
4.006% due 07/25/2036 •	5,812	5,429
4.858% due 05/25/2036 •	810	795
Long Beach Mortgage Loan Trust
4.793% due 12/25/2036 •	8,624	2,969
4.973% due 08/25/2045 •	598	580
5.368% due 08/25/2035 •	1,800	1,627
MASTR Asset-Backed Securities Trust
4.673% due 11/25/2036 •	16,338	4,940
4.953% due 10/25/2035 •	7,534	7,124
Merrill Lynch Mortgage Investors Trust
4.673% due 07/25/2037 •	11,938	5,162
4.673% due 08/25/2037 •	4,378	2,207
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 10/25/2036 •	609	535
4.583% due 02/25/2037 •	2,402	2,072
4.773% due 09/25/2036 •	844	360
5.023% due 12/25/2035 •	3,684	3,112
5.158% due 12/25/2034 •	661	635
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.948% due 03/25/2036 •	4,221	3,874
NovaStar Mortgage Funding Trust 5.533% due 06/25/2035 •	303	303
Option One Mortgage Loan Trust 4.993% due 01/25/2036 •	7,578	7,055

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.503% due 10/25/2034 •		585	575
6.253% due 09/25/2034 •		3,625	3,442
6.253% due 12/25/2034 •		711	697
6.628% due 09/25/2034 •		5,700	5,119
RCKT Mortgage Trust
6.025% due 02/25/2044 ~		827	831
6.147% due 06/25/2044 þ		2,041	2,058
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,135
Residential Asset Mortgage Products Trust
4.893% due 12/25/2035 •		470	423
5.143% due 10/25/2035 •		876	870
Residential Asset Securities Corp. Trust
4.723% due 08/25/2036 •		9,433	9,255
5.158% due 11/25/2035 •		3,993	3,873
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •		5,219	2,040
Soundview Home Loan Trust
4.813% due 02/25/2037 •		605	165
4.918% due 02/25/2036 •		3,580	3,311
5.053% due 01/25/2037 •		12,397	11,867
Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •		197	194
4.713% due 07/25/2036 •		844	610
5.383% due 06/25/2035 •		7,202	6,877
5.403% due 08/25/2033 •		4,592	4,504
Structured Asset Securities Corp. Mortgage Loan Trust
4.613% due 03/25/2036 •		241	231
6.167% due 04/25/2035 •		19	19
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		1,635	1,649
6.290% due 05/25/2064 ~		4,141	4,181
WaMu Asset-Backed Certificates WaMu Trust 4.678% due 05/25/2037 •		2,959	2,724

			206,140

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.713% due 03/25/2037 •		131	129
Structured Asset Securities Corp. Mortgage Loan Trust 4.793% due 12/25/2036 •		249	245

			374

WHOLE LOAN COLLATERAL 0.9%
Bear Stearns Asset-Backed Securities Trust 6.442% due 10/25/2036 ~		96	96
Citigroup Mortgage Loan Trust 4.873% due 08/25/2036 •		9,882	9,673
Lehman XS Trust 4.773% due 05/25/2036 •		1,866	1,581
PRET LLC
4.744% due 07/25/2051 þ		1,232	1,226
4.843% due 09/25/2051 þ		3,686	3,669
5.487% due 10/25/2051 þ		2,478	2,480
7.021% due 02/25/2054 þ		2,833	2,847
7.125% due 04/25/2054 þ		1,989	1,996
7.143% due 01/25/2054 þ		1,698	1,715
Securitized Asset-Backed Receivables LLC Trust
4.793% due 08/25/2036 •		569	182
5.113% due 08/25/2035 •		1,174	884
5.503% due 03/25/2035 •		1,114	1,093

			27,442

OTHER ABS 9.4%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •		3,700	3,712
5.946% due 07/15/2034 •		1,500	1,505
ACHV ABS Trust 7.240% due 11/25/2030		411	413
AIMCO CLO 5.897% due 10/17/2034 •		4,900	4,917
Albacore Euro CLO Ltd.
4.174% due 07/15/2035 •	EUR	2,600	2,690
4.288% due 10/18/2034 •		8,400	8,697
Ares CLO Ltd.
5.703% due 10/28/2034 •		$5,300	5,317
5.967% due 04/17/2033 •		6,800	6,814
Ares European CLO DAC 4.069% due 04/20/2032 •	EUR	4,518	4,668

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •		$6,900	6,915
Aurium CLO DAC 3.909% due 01/16/2031 •	EUR	9,058	9,372
Avoca Static CLO DAC 3.811% due 01/15/2035 •		2,800	2,900
Bain Capital Credit CLO Ltd. 5.877% due 07/16/2034 •		$5,200	5,214
BHG Securitization Trust 5.320% due 10/17/2035		61	61
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •		13,400	13,538
BNPP AM Euro CLO DAC 4.021% due 07/22/2032 •	EUR	5,996	6,184
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		$8,000	8,039
Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	1,988
3.884% due 01/15/2031 •		2,919	3,024
3.913% due 08/15/2032 •		3,496	3,615
CBAM Ltd. 5.929% due 04/17/2031 •		$3,124	3,129
College Avenue Student Loans LLC 2.320% due 07/26/2055		4,565	4,048
CRB Securitization Trust 6.960% due 10/20/2033		1,612	1,626
Crown Point CLO Ltd. 6.579% due 07/20/2034 •		2,150	2,156
CVC Cordatus Loan Fund DAC 4.298% due 10/23/2034 •	EUR	5,686	5,895
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •		$5,000	5,010
DLLAA LLC 5.930% due 07/20/2026		506	508
Gallatin CLO Ltd. 6.568% due 07/15/2031 •		3,100	3,109
Griffith Park CLO DAC 3.733% due 11/21/2031 •	EUR	4,437	4,592
Harvest CLO DAC 3.824% due 10/15/2031 •		1,699	1,758
Henley CLO DAC 4.076% due 04/25/2034 •		3,200	3,311
Home Partners of America Trust 1.901% due 12/17/2026		$872	827
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	3,850	3,987
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		$7,200	7,221
KKR CLO Ltd.
5.834% due 07/18/2030 •		868	869
6.494% due 07/18/2030 •		4,300	4,314
LCM Ltd.
5.897% due 07/20/2034 •		3,000	3,009
6.329% due 10/20/2028 •		2,822	2,826
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		909	885
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	5,952
Madison Park Euro Funding DAC 3.826% due 10/25/2030 ~	EUR	1,981	2,052
Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,493
3.859% due 10/15/2030 •		71	74
4.879% due 10/15/2032 •		5,500	5,706
Marlette Funding Trust 5.950% due 11/15/2032		$1,173	1,175
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		3,200	3,213
Nelnet Student Loan Trust
6.640% due 02/20/2041		649	659
6.805% due 02/20/2041 •		714	715
Ocean Trails CLO 5.946% due 07/15/2034 •		6,900	6,921
OZLM Ltd. 5.817% due 10/20/2031 •		4,774	4,782
Pagaya AI Debt Selection Trust
6.319% due 08/15/2031		1,381	1,395
6.660% due 07/15/2031		221	224
7.128% due 06/16/2031		57	57
7.600% due 12/16/2030		538	541
Palmer Square European Loan Funding DAC
3.914% due 07/15/2031 •	EUR	2,549	2,641
3.964% due 04/15/2031 •		2,590	2,684
5.238% due 05/15/2034 •		1,400	1,456

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Progress Residential Trust 2.013% due 11/17/2040		$2,182	1,955
Rad CLO Ltd. 5.856% due 04/25/2032 •		3,161	3,168
Reach ABS Trust
6.300% due 02/18/2031		2,504	2,520
7.050% due 02/18/2031		115	116
Sculptor European CLO DAC 3.974% due 01/14/2032 •	EUR	8,627	8,901
SLM Private Education Loan Trust 9.262% due 10/15/2041 •		$4,638	4,811
SMB Private Education Loan Trust
5.060% due 03/16/2054		3,130	3,105
6.148% due 11/15/2052 •		987	999
6.448% due 05/16/2050 •		1,562	1,589
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,814	2,680
Symphony CLO Ltd. 5.812% due 04/18/2033 •		3,700	3,712
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		778	779
TCI-Symphony CLO Ltd. 6.468% due 10/13/2032 •		5,000	5,013
TCW CLO Ltd. 5.784% due 08/16/2034 •		4,500	4,510
Theorem Funding Trust 7.580% due 04/15/2029		411	415
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,799	1,863
Tralee Clo Ltd. 5.846% due 10/25/2032 •		$1,900	1,904
Tralee CLO Ltd. 6.387% due 10/25/2032 •		2,100	2,105
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	4,200	4,351
Upstart Pass-Through Trust 4.300% due 05/20/2030		$683	670
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		444	428
Venture CLO Ltd.
6.251% due 07/30/2032 •		3,500	3,508
6.601% due 07/30/2032 •		4,100	4,113
Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •		4,846	4,854
6.267% due 07/20/2032 •		6,600	6,627
Voya CLO Ltd. 5.817% due 07/20/2032 •		4,400	4,405

			280,504

Total Asset-Backed Securities (Cost $939,239)			921,993

SOVEREIGN ISSUES 4.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	52,900	8,312
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	48,200	1,964
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	101,202	4,091
3.000% due 12/03/2026 (e)		120,975	5,479
4.000% due 11/30/2028 (e)		16,436	747
4.000% due 08/24/2034 (e)		300,269	12,789
8.000% due 11/07/2047		85,400	3,144
8.500% due 03/01/2029		70,300	3,203
Peru Government International Bond
5.400% due 08/12/2034	PEN	54,200	13,191
6.150% due 08/12/2032		156,800	41,474
6.900% due 08/12/2037		17,600	4,676
6.950% due 08/12/2031		9,300	2,609
7.300% due 08/12/2033		17,800	5,001
7.600% due 08/12/2039		3,600	1,009
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	58,900	2,774
8.000% due 01/31/2030		96,700	4,910
8.250% due 03/31/2032		37,900	1,860
8.500% due 01/31/2037		51,900	2,335
9.000% due 01/31/2040		235,100	10,615
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	106,900	2,990
50.485% (BISTREFI) due 05/20/2026 ~		1,000	29
50.485% (BISTREFI) due 08/19/2026 ~		800	23

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

50.485% (BISTREFI) due 05/17/2028 ~	103,000	2,874

Total Sovereign Issues (Cost $141,029)		136,099

	SHARES
COMMON STOCKS 14.7%
COMMUNICATION SERVICES 1.2%
Alphabet, Inc. 'A'	108,459	20,531
Comcast Corp. 'A'	269,329	10,108
Verizon Communications, Inc.	39,156	1,566
Walt Disney Co.	39,156	4,360

		36,565

CONSUMER DISCRETIONARY 3.3%
Amazon.com, Inc. (a)	315,999	69,327
Home Depot, Inc.	39,156	15,231
McDonald's Corp.	39,156	11,351
NIKE, Inc. 'B'	39,156	2,963

		98,872

CONSUMER STAPLES 0.9%
Coca-Cola Co.	39,156	2,438
Procter & Gamble Co.	123,825	20,759
Walmart, Inc.	39,156	3,538

		26,735

ENERGY 0.2%
Chevron Corp.	39,156	5,671

FINANCIALS 2.2%
American Express Co.	39,156	11,621
Goldman Sachs Group, Inc.	39,156	22,422
JPMorgan Chase & Co.	39,156	9,386
Travelers Cos., Inc.	39,156	9,432
Visa, Inc. 'A'	39,156	12,375

		65,236

HEALTH CARE 1.7%
AbbVie, Inc.	65,800	11,693
Amgen, Inc.	39,156	10,206
Johnson & Johnson	39,156	5,663
Merck & Co., Inc.	39,156	3,895
UnitedHealth Group, Inc.	39,156	19,807

		51,264

INDUSTRIALS 1.2%
3M Co.	39,156	5,055
Boeing Co. (a)	39,156	6,931
Caterpillar, Inc.	39,156	14,204
Honeywell International, Inc.	39,156	8,845

		35,035

INFORMATION TECHNOLOGY 3.5%
Apple, Inc.	130,276	32,624
Cisco Systems, Inc.	39,156	2,318
International Business Machines Corp.	39,156	8,608
Microsoft Corp.	83,872	35,352
NVIDIA Corp.	102,900	13,818
Salesforce, Inc.	39,156	13,091

		105,811

MATERIALS 0.5%
Sherwin-Williams Co.	39,156	13,310

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $433,234)			438,499

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.7%
COMMERCIAL PAPER 2.6%
American Electric Power Co., Inc. 4.670% due 01/21/2025		$14,820	14,781
AutoNation, Inc. 4.750% due 01/07/2025		10,050	10,041
Canadian Natural Resources Ltd. 4.950% due 01/03/2025		2,710	2,709
Cencora, Inc. 4.750% due 01/15/2025		14,740	14,712
Conagra Brands, Inc. 4.820% due 01/17/2025		14,820	14,787
Dell International LLC 4.700% due 01/10/2025		14,820	14,801
L3Harris Technologies, Inc. 4.670% due 01/02/2025		250	250
Penske Truck Leasing Co. LP 4.700% due 03/20/2025		5,370	5,315

			77,396

REPURCHASE AGREEMENTS (f) 12.1%			361,200

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/09/2025 (c)(d)	HUF	868,000	2,184

U.S. TREASURY BILLS 0.9%
4.439% due 01/16/2025 - 03/20/2025 (b)(c)(h)(j)		$28,159	27,974

Total Short-Term Instruments (Cost $468,774)			468,754

Total Investments in Securities (Cost $3,719,662)			3,685,482

		SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio		19,079,772	186,867

Total Short-Term Instruments (Cost $188,285)			186,867

Total Investments in Affiliates (Cost $188,285)			186,867

Total Investments 129.7% (Cost $3,907,947)			$3,872,349
Financial Derivative Instruments (g)(i) 3.5%(Cost or Premiums, net $52,748)			103,044
Other Assets and Liabilities, net (33.2)%			(988,820)

Net Assets 100.0%			$2,986,573

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.520%	12/31/2024	01/02/2025	$183,500	U.S. Treasury Notes 4.125% due 10/31/2029	$(186,849)	$183,500	$183,546
4.550	01/02/2025	01/03/2025	168,700	U.S. Treasury Notes 4.000% due 07/31/2029	(172,055)	168,700	168,700
SAL	4.280	12/31/2024	01/02/2025	9,000	U.S. Treasury Notes 4.625% due 06/15/2027	(9,195)	9,000	9,002

Total Repurchase Agreements	$(368,099)	$361,200	$361,248

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$116,000	$(102,205)	$(102,592)

Total Short Sales (3.4)%	$(102,205)	$(102,592)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(4,531) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	1	$138	$(2)	$1	$0
Euro-Buxl 30-Year Bond March Futures	03/2025	1	137	(7)	1	0
Mini MSCI EAFE Index March Futures	03/2025	905	102,604	(1,108)	0	(209)
U.S. Treasury 2-Year Note March Futures	03/2025	6	1,234	(1)	0	0
U.S. Treasury 5-Year Note March Futures	03/2025	2,492	264,911	(1,413)	0	(234)
U.S. Treasury 10-Year Note March Futures	03/2025	1,950	212,063	(2,115)	0	(427)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	169	20,095	(675)	0	(74)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	553	61,556	(890)	0	(138)

$(6,211)	$2	$(1,082)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	560	$(133,921)	$10	$0	$(3)
U.S. Treasury Long-Term Bond March Futures	03/2025	888	(101,093)	2,420	222	0

$2,430	$222	$(3)

Total Futures Contracts	$(3,781)	$224	$(1,085)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.299%	$700	$5	$0	$5	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	8,500	109	(2)	107	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	2,600	15	4	19	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	$2,100	24	12	36	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	2,130	423	(230)	193	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	2,530	304	53	357	0	0

$880	$(163)	$717	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	2,760	$(101)	$99	$(2)	$2	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,484	(92)	94	2	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	24	(2)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	900	(43)	28	(15)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	300	(11)	4	(7)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	800	(24)	(1)	(25)	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	294	0	23	23	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	99	7	1	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	30,600	2,222	188	2,410	27	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(13)	12	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(1)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	15	22	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	4	10	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	4,200	61	31	92	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,900	86	3	89	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	812,800	18,245	191	18,436	192	0

$20,359	$696	$21,055	$225	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	165,940	$2,355	$(3,421)	$(1,066)	$457	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	700	(4)	21	17	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	500	(2)	26	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025	$4,300	(1)	38	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	257,860	4,113	(1,564)	2,549	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	142,000	(339)	1,437	1,098	17	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	431	431	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	54	54	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	299	299	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	1,262	2,019	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	511	961	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		85,820	347	789	1,136	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	1,508	2,595	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		44,910	418	903	1,321	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	562	667	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	1,312	4,408	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	2,435	9,619	135	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(369)	501	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,540	199	543	742	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	19	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,100	(4)	61	57	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	42	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,000	(5)	76	71	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		760	(3)	55	52	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		2,800	(11)	(40)	(51)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		2,100	(8)	(29)	(37)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		2,700	(12)	(52)	(64)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		1,300	(6)	(18)	(24)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		136,100	(856)	4,590	3,734	201	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		900	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		27,200	414	1,371	1,785	34	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		17,590	950	2,876	3,826	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		81,800	1,280	4,960	6,240	86	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	80,540	1,049	74	1,123	209	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	(13)	(15)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	(21)	(25)	0	(4)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	3	0	0	(3)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	5	2	2	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		36,200	246	258	504	105	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,374	79	(469)	(390)	0	(78)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	738	520	138	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	53,700	0	9	9	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	1,100	(5)	(78)	(83)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(83)	(88)	0	(3)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(29)	(31)	0	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	500	(2)	(38)	(40)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	800	(3)	(50)	(53)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	900	(3)	(52)	(55)	0	(2)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	1,200	(5)	(60)	(65)	0	(3)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	20	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	1,000	(3)	(45)	(48)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	900	(3)	(33)	(36)	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	38,600	0	7	7	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025	53,600	0	7	7	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	66,300	0	18	18	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	53,600	0	25	25	0	(2)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	38,600	0	22	22	0	(1)

$23,476	$20,895	$44,371	$1,709	$(127)

Total Swap Agreements	$44,715	$21,428	$66,143	$1,935	$(129)

(h)

Securities with an aggregate market value of $39,391 and cash of $19,845 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	NZD	1,239	$730	$37	$0
01/2025	SGD	12,155	9,045	140	0
BOA	01/2025	CAD	1,403	1,002	25	0
01/2025	CNH	11,968	1,644	13	0
01/2025	GBP	1,658	2,108	32	0
01/2025	JPY	22,792,732	149,485	4,489	0
01/2025	KRW	3,851,357	2,720	112	0
01/2025	SEK	463,450	42,396	482	0
01/2025	SGD	16,643	12,356	162	0
01/2025	$534	IDR	8,530,704	0	(7)
01/2025	987	KRW	1,391,637	0	(45)
01/2025	1,345	ZAR	24,338	0	(57)
02/2025	HKD	227,524	$29,282	0	(29)
02/2025	PEN	35,759	9,598	95	0
BPS	01/2025	AUD	383,709	248,845	11,345	0
01/2025	CNH	139,523	19,244	229	0
01/2025	CZK	58,448	2,454	51	0
01/2025	EUR	8,387	8,844	153	0
01/2025	HUF	486,460	1,220	0	(5)
01/2025	IDR	35,253,438	2,159	0	(25)
01/2025	INR	288,284	3,362	0	0
01/2025	JPY	21,234,338	142,351	7,268	0
01/2025	KRW	5,475,071	3,924	217	0
01/2025	MXN	68,857	3,414	114	0
01/2025	SEK	544,131	50,092	881	0
01/2025	SGD	14,040	10,447	161	0
01/2025	TWD	310,384	9,748	312	0
01/2025	$8,062	CNH	58,851	0	(41)
01/2025	10,436	IDR	165,795,102	0	(201)
01/2025	6,660	INR	563,208	0	(92)
01/2025	3,846	KRW	5,708,294	22	0
01/2025	8,700	PLN	35,446	0	(127)
01/2025	4,035	TWD	130,869	0	(56)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

	01/2025		15,993	ZAR	282,907	0	(1,021)
	02/2025	CNH	54,645		$7,543	91	0
	03/2025	ILS	9,976		2,778	28	0
	03/2025	KRW	5,693,563		3,846	0	(18)
	03/2025	MXN	49,808		2,427	68	0
	03/2025		$2,145	IDR	35,123,584	14	0
	03/2025		3,362	INR	289,774	0	(3)
	04/2025	TWD	129,294		$4,009	59	0
	05/2025	CNH	83,542		11,512	74	0
BRC	01/2025	CAD	56,525		40,147	806	0
	01/2025	CHF	7,285		8,269	234	0
	01/2025	DKK	755		107	2	0
	01/2025	EUR	10,851		11,438	193	0
	01/2025	GBP	338,313		425,892	2,403	0
	01/2025	IDR	187,781		12	0	0
	01/2025	PEN	6,130		1,643	12	0
	01/2025	TRY	1,688		45	0	(2)
	01/2025	TWD	61,347		1,896	31	0
	01/2025		$3,492	AUD	5,367	0	(170)
	01/2025		1,638	EUR	1,546	0	(35)
	01/2025		1,146	IDR	18,088,505	0	(28)
	01/2025		4,343	TRY	159,431	53	0
	01/2025		2,214	ZAR	41,658	0	(10)
	03/2025	ILS	38,701		$10,867	202	0
	03/2025	TRY	166,986		4,347	0	(56)
	03/2025		$8,827	TRY	337,970	108	0
BSH	02/2025	PEN	14,853		$3,912	0	(35)
	04/2025		22,117		5,857	19	(32)
	05/2025		2,793		737	0	(4)
CBK	01/2025	CAD	2,591		1,802	0	(1)
	01/2025	CNH	15,954		2,199	24	0
	01/2025	EUR	8,774		9,222	129	0
	01/2025	IDR	42,648,403		2,641	0	(1)
	01/2025	INR	2,811,904		32,977	186	0
	01/2025	KRW	21,940,752		15,871	1,005	0
	01/2025	PEN	11,119		2,981	22	0
	01/2025	TWD	568,573		17,881	596	0
	01/2025		$2,521	IDR	40,184,606	0	(38)
	01/2025		34,568	INR	2,924,233	0	(467)
	01/2025		3,046	KRW	4,469,504	0	(17)
	02/2025	BRL	9,719		$1,681	118	0
	02/2025	PEN	22,111		5,912	39	(2)
	03/2025	IDR	574,337		35	0	0
	03/2025	KRW	4,458,493		3,046	20	0
	03/2025	PEN	14,007		3,711	15	(23)
	03/2025		$2,641	IDR	42,773,840	0	(12)
	03/2025		32,977	INR	2,824,514	0	(235)
	04/2025	PEN	6,919		$1,860	23	0
	05/2025		2,473		653	0	(3)
	08/2025		619		163	0	(1)
CIB	01/2025		$2,017	INR	171,347	0	(19)
DUB	01/2025	DKK	150		$21	0	0
	01/2025	EUR	85,816		90,924	1,988	0
	01/2025	KRW	22,590,478		16,198	895	0
	01/2025		$1,724	IDR	27,507,282	0	(24)
	01/2025		3,412	KRW	4,824,323	0	(145)
	01/2025		1,908	PLN	7,802	0	(19)
	02/2025	PEN	20,834		$5,559	24	0
	02/2025	THB	4,223		126	2	0
	05/2025	PEN	4,159		1,094	0	(9)
FAR	01/2025	TWD	18,623		574	8	0
GLM	01/2025	IDR	162,318		10	0	0
	01/2025	KRW	8,652,635		6,297	432	0
	01/2025	MXN	54,098		2,584	2	0
	01/2025	TWD	375,156		11,658	253	0
	01/2025		$5,235	IDR	83,302,641	0	(92)
	01/2025		3,894	PLN	15,854	0	(59)
	02/2025	MXN	61,325		$3,012	91	0
	03/2025		14,023		686	22	0
	04/2025	BRL	51,000		9,138	1,004	0
	04/2025	DKK	40,280		5,955	332	0
	04/2025	PEN	8,850		2,369	20	(1)
IND	01/2025	DKK	504,899		71,374	1,199	0
	01/2025		$3,185	PLN	12,954	0	(51)
JPM	01/2025	CNH	108,295		$14,971	212	0
	01/2025	IDR	3,496,937		214	0	(3)
	01/2025	JPY	18,776,664		125,383	5,935	0
	01/2025	SGD	389		290	5	0
	01/2025	TRY	440		12	0	0
	01/2025	TWD	576,820		17,829	293	0
	01/2025		$50	CNH	362	0	(1)
	01/2025		20	HUF	8,107	0	0
	01/2025		2,876	IDR	45,530,621	0	(56)
	01/2025		5,523	INR	467,592	0	(70)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

01/2025	5,337	PLN	21,707	0	(85)
01/2025	12	TRY	436	0	0
03/2025	214	IDR	3,507,859	1	0
04/2025	BRL	1,900	$338	35	0
MBC	01/2025	AUD	26,573	17,149	702	0
01/2025	CHF	3,857	4,329	75	0
01/2025	CNH	26,412	3,629	29	0
01/2025	DKK	8,415	1,190	21	0
01/2025	GBP	14,340	18,230	279	0
01/2025	INR	121,312	1,416	1	0
01/2025	JPY	849,800	5,693	287	0
01/2025	KRW	27,684,222	19,925	1,174	0
01/2025	NOK	2,798	253	7	0
01/2025	SEK	14,905	1,360	12	0
01/2025	SGD	131	98	2	0
01/2025	$4,232	CNH	30,886	0	(23)
01/2025	3,788	INR	320,450	0	(51)
01/2025	4,117	PLN	16,795	0	(54)
01/2025	6,246	TWD	203,208	0	(68)
02/2025	HKD	198,410	$25,546	0	(15)
02/2025	THB	1,205	36	0	0
03/2025	ILS	12,335	3,468	68	0
03/2025	$1,416	INR	121,942	0	(3)
04/2025	TWD	202,049	$6,246	73	0
05/2025	CNH	55,943	7,714	54	0
MYI	01/2025	DKK	170,117	24,057	413	0
01/2025	$2,127	IDR	33,616,406	0	(44)
04/2025	DKK	44,900	$6,629	361	0
04/2025	$18,487	DKK	123,680	0	(1,221)
NGF	01/2025	6,315	IDR	100,574,780	0	(98)
RBC	03/2025	MXN	387,549	$18,924	570	0
RYL	01/2025	HUF	388,531	980	2	0
SCX	01/2025	CHF	50,269	57,262	1,815	0
01/2025	CNH	53,723	7,435	114	0
01/2025	EUR	928,044	978,992	17,216	0
01/2025	JPY	1,146,400	7,490	197	0
01/2025	KRW	1,989,640	1,347	0	(1)
01/2025	SGD	4,852	3,609	54	0
01/2025	TWD	154,589	4,826	127	0
01/2025	$9,420	IDR	148,937,449	0	(225)
01/2025	11,082	INR	937,241	0	(152)
01/2025	774	KRW	1,136,359	0	(4)
01/2025	3,297	TWD	107,543	0	(28)
03/2025	KRW	1,133,494	$774	5	0
04/2025	PEN	14,010	3,686	0	(32)
04/2025	TWD	107,015	3,297	28	0
SOG	01/2025	$11,400	PLN	46,265	0	(206)
SSB	01/2025	MXN	5,928	$300	16	0
03/2025	PEN	9,412	2,532	32	0
04/2025	58,455	15,385	0	(130)
05/2025	7,397	1,950	0	(12)
TOR	01/2025	CHF	231,784	264,557	8,902	0
01/2025	JPY	35,997,165	239,262	10,265	0
UAG	01/2025	EUR	2,239	2,370	49	0
01/2025	NOK	186,539	16,782	395	0
01/2025	SGD	5,382	4,007	64	0
01/2025	$2,375	PLN	9,650	0	(39)
04/2025	DKK	39,600	$5,841	313	0

Total Forward Foreign Currency Contracts	$89,389	$(5,939)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	308,800	$1,486	$866
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	57,800	15	8
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	121,000	107	0
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	4,300	21	12

Total Purchased Options	$1,629	$886

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,200	$(3)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,200	(3)	(7)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,000	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	2,000	(5)	(38)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	308,800	(551)	(265)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	308,800	(919)	(484)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,300	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,300	(4)	(20)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	2,100	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,000	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	2,100	(6)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,000	(5)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	1,400	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	1,400	(4)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	2,000	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	2,000	(6)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,800	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	4,900	(15)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,800	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	4,900	(15)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,900	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,900	(6)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,700	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,700	(6)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,800	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,800	(6)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,000	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,000	(6)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,000	(3)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	800	(2)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,300	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,300	(3)	(17)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	4,300	(8)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	4,300	(13)	(7)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	2,600	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	2,600	(7)	(43)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	2,500	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	2,500	(7)	(21)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	1,400	(4)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	1,400	(4)	(20)

Total Written Options	$(1,698)	$(1,113)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$100	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	39,000	$8,240	$(487)	$7,753	$0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$9,000	(138)	26	0	(112)

$8,102	$(461)	$7,753	$(112)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	221	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$23,556	$0	$133	$133	$0
BPS	Pay	DJITR Index	412	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	43,884	0	224	224	0
Pay	DJITR Index	442	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	47,079	0	234	234	0
CBK	Receive	NDDUEAFE Index	10,363	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	83,750	0	(352)	0	(352)
Receive	NDDUEAFE Index	14,812	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	119,705	0	(486)	0	(486)
Receive	NDDUEAFE Index	1,780	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	14,385	0	(59)	0	(59)
Receive	NDDUEAFE Index	12,520	4.800% (FEDL01 plus a specified spread)	Monthly	11/19/2025	101,182	0	(427)	0	(427)
FAR	Pay	DJITR Index	222	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	23,646	0	115	115	0
Pay	DJITR Index	221	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	23,540	0	116	116	0
Pay	DJITR Index	399	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	42,499	0	212	212	0
GST	Receive	NDDUEAFE Index	16,593	4.680% (FEDL01 plus a specified spread)	Monthly	11/03/2025	134,098	0	(552)	0	(552)
JPM	Pay	DJITR Index	628	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	66,891	0	342	342	0
Receive	NDDUEAFE Index	21,114	4.710% (FEDL01 plus a specified spread)	Monthly	05/07/2025	170,635	0	(707)	0	(707)
Receive	NDDUEAFE Index	16,555	4.650% (FEDL01 plus a specified spread)	Monthly	07/16/2025	133,791	0	(548)	0	(548)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

	Receive	NDDUEAFE Index	21,114	4.690% (FEDL01 plus a specified spread)	Monthly	11/05/2025	170,635	0	(704)	0	(704)
MEI	Receive	NDDUEAFE Index	9,192	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	74,286	0	(302)	0	(302)
MYI	Receive	NDDUEAFE Index	35,615	4.550% (FEDL01 plus a specified spread)	Monthly	04/16/2025	287,827	0	(1,153)	0	(1,153)
	Receive	NDDUEAFE Index	10,755	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	86,918	0	(355)	0	(355)
	Receive	NDDUEAFE Index	1,781	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	14,393	0	(59)	0	(59)
	Receive	NDDUEAFE Index	41,678	4.840% (FEDL01 plus a specified spread)	Maturity	01/21/2026	336,921	0	(2,022)	0	(2,022)
NGF	Receive	NDDUEAFE Index	6,216	4.780% (FEDL01 plus a specified spread)	Monthly	03/19/2025	50,235	0	(211)	0	(211)
SOG	Receive	NDDUEAFE Index	111,083	4.475% (FEDL01 plus a specified spread)	Maturity	01/22/2025	830,417	0	19,096	19,096	0
UAG	Receive	NDDUEAFE Index	12,977	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	104,875	0	(428)	0	(428)
	Receive	NDDUEAFE Index	12,520	4.650% (FEDL01 plus a specified spread)	Monthly	08/20/2025	104,127	0	(2,945)	0	(2,945)

								$0	$9,162	$20,472	$(11,310)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	65,800	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$11,693	$0	$56	$56	$0
	Pay	Alphabet, Inc.	108,459	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	20,531	0	69	69	0
	Pay	Apple, Inc.	91,120	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	22,818	0	101	101	0
	Pay	Comcast Corp.	269,329	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	10,108	0	55	55	0
	Pay	Microsoft Corp.	44,716	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	18,848	0	56	56	0
	Pay	NVIDIA Corp.	63,744	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,560	0	43	43	0
	Pay	Procter and Gamble,Co.	84,669	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	14,195	0	71	71	0
TOR	Pay	Amazon.com, Inc.	276,843	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	62,267	0	1,622	1,622	0

								$0	$2,073	$2,073	$0

Total Swap Agreements								$8,102	$10,774	$30,298	$(11,422)

(j)

Securities with an aggregate market value of $36,137 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,537	$4,537
Corporate Bonds & Notes
Banking & Finance	0	153,576	2,199	155,775
Industrials	0	41,586	0	41,586
Utilities	0	37,224	0	37,224
Municipal Bonds & Notes
California	0	1,999	0	1,999
Illinois	0	2,934	0	2,934
Pennsylvania	0	101	0	101
U.S. Government Agencies	0	1,011,467	0	1,011,467
U.S. Treasury Obligations	0	194,131	0	194,131
Non-Agency Mortgage-Backed Securities	0	270,383	0	270,383
Asset-Backed Securities
Automobile ABS Other	0	3,217	0	3,217
Automobile Sequential	0	265,963	0	265,963
CMBS Other	0	54,322	0	54,322
CMBS Subordinated	0	7,229	0	7,229
Credit Card Bullet	0	65,703	0	65,703
Credit Card Other	0	11,099	0	11,099
Home Equity Other	0	206,140	0	206,140
Home Equity Sequential	0	374	0	374
Whole Loan Collateral	0	27,442	0	27,442
Other ABS	0	280,504	0	280,504
Sovereign Issues	0	136,099	0	136,099
Common Stocks
Communication Services	36,565	0	0	36,565
Consumer Discretionary	98,872	0	0	98,872
Consumer Staples	26,735	0	0	26,735
Energy	5,671	0	0	5,671
Financials	65,236	0	0	65,236
Health Care	51,264	0	0	51,264
Industrials	35,035	0	0	35,035
Information Technology	105,811	0	0	105,811
Materials	13,310	0	0	13,310
Short-Term Instruments
Commercial Paper	0	77,396	0	77,396
Repurchase Agreements	0	361,200	0	361,200
Hungary Treasury Bills	0	2,184	0	2,184
U.S. Treasury Bills	0	27,974	0	27,974

	$438,499	$3,240,247	$6,736	$3,685,482
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$186,867	$0	$0	$186,867

Total Investments	$625,366	$3,240,247	$6,736	$3,872,349

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(102,592)	$0	$(102,592)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	2,157	0	2,159
Over the counter	0	120,573	0	120,573

	$2	$122,730	$0	$122,732
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(209)	(1,005)	0	(1,214)
Over the counter	0	(18,474)	0	(18,474)

	$(209)	$(19,479)	$0	$(19,688)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2024 (Unaudited)

Total Financial Derivative Instruments	$(207)	$103,251	$0	$103,044

Totals	$625,159	$3,240,906	$6,736	$3,872,801

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.0% ¤
CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 4.7%
American Express Co. 5.284% due 07/26/2035 •	$500	$495
Athene Global Funding 5.620% due 05/08/2026	500	505
Bank of America Corp. 1.734% due 07/22/2027 •	300	286
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~	100	100
Bank of Nova Scotia 5.450% due 08/01/2029	500	509
Barclays PLC
5.501% due 08/09/2028 •	200	202
7.437% due 11/02/2033 •	300	330
Citibank NA 4.838% due 08/06/2029	200	199
Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	192
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	200
Host Hotels & Resorts LP 5.500% due 04/15/2035	100	98
HSBC Holdings PLC 5.887% due 08/14/2027 •	200	203
Jackson National Life Global Funding 5.600% due 04/10/2026	500	504
JPMorgan Chase & Co.
3.782% due 02/01/2028 •	400	392
3.960% due 01/29/2027 •	100	99
5.040% due 01/23/2028 •	100	100
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •	200	202
Morgan Stanley
1.512% due 07/20/2027 •	500	475
4.654% due 10/18/2030 •	100	98
Nomura Holdings, Inc. 5.783% due 07/03/2034	200	202
Prologis LP 5.000% due 01/31/2035	100	98
Royal Bank of Canada 4.875% due 01/19/2027	400	402
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034	200	202
UBS Group AG 4.751% due 05/12/2028 •	400	398
VICI Properties LP 4.750% due 02/15/2028	400	397
Wells Fargo & Co. 3.196% due 06/17/2027 •	500	489

		7,579

INDUSTRIALS 1.4%
Bayer U.S. Finance LLC 6.500% due 11/21/2033	200	203
Boeing Co. 6.528% due 05/01/2034	200	210
Broadcom, Inc. 5.150% due 11/15/2031	300	302
Occidental Petroleum Corp. 5.550% due 10/01/2034	600	584
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	300	281
Sands China Ltd. 2.850% due 03/08/2029	400	357
T-Mobile USA, Inc.
3.875% due 04/15/2030	100	94
4.200% due 10/01/2029	200	194

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

United Airlines Pass-Through Trust 5.875% due 04/15/2029	91	93

		2,318

UTILITIES 0.7%
ONEOK, Inc. 5.050% due 11/01/2034	600	574
Southern California Edison Co.
4.875% due 02/01/2027	100	100
5.150% due 06/01/2029	400	403

		1,077

Total Corporate Bonds & Notes (Cost $11,005)		10,974

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
4.000% due 04/25/2042	459	432
4.202% due 10/01/2029 ~	900	880
4.300% due 12/01/2029	601	589
4.705% due 09/01/2031 ~	1,700	1,687
4.720% due 10/01/2028	500	501
4.770% due 10/01/2028	500	501
4.930% due 06/01/2029	400	404
5.063% due 07/25/2037 •	1	1
5.083% due 09/25/2035 •	2	2
5.093% due 09/25/2035 •	4	4
5.300% due 11/01/2030	800	818
5.403% due 06/25/2037 •	7	7
Freddie Mac
3.000% due 09/01/2032	451	431
4.000% due 07/15/2042	427	388
5.000% due 03/01/2038	83	82
5.282% due 06/15/2041 •	30	30
5.412% due 08/15/2037 •	6	6
5.422% due 10/15/2037 •	1	1
5.432% due 05/15/2037 - 09/15/2037 •	7	8
5.500% due 07/01/2028 - 07/01/2038	5	5
5.669% due 11/25/2054 •	756	751
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045	206	188
4.730% due 11/20/2062 •	33	33
5.000% due 08/15/2038 - 05/15/2039	28	29
6.000% due 08/15/2037	14	14
Ginnie Mae, TBA
4.500% due 02/01/2055	670	633
5.000% due 02/01/2055	2,350	2,279
U.S. Small Business Administration
4.430% due 05/01/2029	3	3
5.290% due 12/01/2027	1	1
6.220% due 12/01/2028	1	1
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	59	59
3.500% due 09/01/2047 - 08/01/2048	737	662
4.000% due 07/01/2025 - 09/01/2025	1	1
4.500% due 01/01/2035 - 12/01/2053	476	450
5.000% due 02/01/2053	736	713
5.500% due 01/01/2033 - 09/01/2041	277	278
6.000% due 07/01/2036 - 05/01/2041	90	93
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	3,700	3,143
3.500% due 01/01/2055	1,300	1,150
4.000% due 02/01/2055	9,610	8,787
4.500% due 02/01/2055	6,900	6,487
5.000% due 01/01/2055	1,700	1,641
5.500% due 02/01/2055	3,300	3,254
6.000% due 02/01/2055	9,740	9,777
6.500% due 02/01/2055	15,900	16,216

Total U.S. Government Agencies (Cost $63,730)		63,420

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
3.875% due 05/15/2043 (g)	2,100	1,849
4.125% due 08/15/2053 (i)	1,600	1,425
4.625% due 05/15/2044	2,000	1,940
U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2034	4,527	4,388
2.125% due 04/15/2029	2,041	2,044

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $12,231)			11,646

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
American Home Mortgage Assets Trust 4.892% due 10/25/2046 •		1,939	1,033
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	621	778
BCAP LLC Trust 5.023% due 03/27/2037 ~		$140	118
Bear Stearns ALT-A Trust
4.696% due 11/25/2035 ~		905	812
4.773% due 02/25/2034 •		4	4
4.773% due 06/25/2046 •		204	182
4.793% due 04/25/2037 •		182	159
ChaseFlex Trust 5.053% due 07/25/2037 •		871	751
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 07/25/2036 •		65	60
Citigroup Mortgage Loan Trust
5.759% due 06/25/2036 ~		17	16
6.170% due 09/25/2062 þ		893	894
Countrywide Alternative Loan Trust
4.528% due 03/25/2047 •		891	694
4.773% due 02/25/2047 •		6	6
4.803% due 05/25/2037 •		548	174
4.813% due 05/25/2047 •		41	38
4.933% due 08/25/2047 •		667	572
5.825% due 02/25/2036 •		4	4
6.000% due 12/25/2034		494	436
Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~		1	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.753% due 03/25/2037 •		242	222
First Horizon Mortgage Pass-Through Trust 6.358% due 11/25/2037 ~		66	50
GSR Mortgage Loan Trust
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		70	63
6.687% due 09/25/2035 ~		2	2
IndyMac INDX Mortgage Loan Trust
4.853% due 11/25/2046 •		542	480
4.993% due 10/25/2036 •		139	57
InTown Mortgage Trust 7.683% due 08/15/2039 •		1,300	1,304
JP Morgan Mortgage Trust
5.220% due 08/25/2034 ~		3	3
5.534% due 07/25/2035 ~		103	97
Luminent Mortgage Trust 4.853% due 10/25/2046 •		2,149	1,919
Merrill Lynch Mortgage Investors Trust 5.360% due 09/25/2035 ~		13	10
Morgan Stanley Mortgage Loan Trust 4.733% due 01/25/2036 •		241	128
New York Mortgage Trust 5.250% due 07/25/2062 þ		564	561
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		2	1
PRKCM Trust 6.584% due 09/25/2058 þ		526	531
Residential Accredit Loans, Inc. Trust
4.793% due 01/25/2037 •		186	160
4.823% due 08/25/2036 •		64	57
6.000% due 03/25/2037		605	504
6.185% due 09/25/2045 •		5	4
Structured Adjustable Rate Mortgage Loan Trust 4.753% due 02/25/2037 •		102	93
Structured Asset Mortgage Investments Trust 4.713% due 03/25/2037 •		3	1
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	298	372
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$497	483
3.750% due 05/25/2058 ~		371	362
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	448	563
Verus Securitization Trust 6.443% due 08/25/2068 þ		$378	382
Wachovia Mortgage Loan Trust LLC 7.507% due 10/20/2035 ~		24	23
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~		42	35
4.874% due 08/25/2046 ~		284	256
5.745% due 09/25/2046 •		585	520
5.825% due 02/25/2046 •		12	11

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

6.025% due 11/25/2042 •	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $16,308)		15,992

ASSET-BACKED SECURITIES 34.3%
AUTOMOBILE ABS OTHER 0.9%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	700	696
4.640% due 01/15/2030	600	595
Westlake Automobile Receivables Trust 5.268% due 10/15/2026 •	161	162

		1,453

AUTOMOBILE SEQUENTIAL 6.4%
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	389	391
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	400	409
6.120% due 04/20/2027	1,000	1,016
Bank of America Auto Trust 5.830% due 05/15/2026	105	105
BMW Vehicle Owner Trust 5.470% due 02/25/2028	500	505
CarMax Auto Owner Trust 5.300% due 03/15/2027	503	504
Carvana Auto Receivables Trust 6.410% due 09/10/2027	158	159
Chase Auto Owner Trust 5.480% due 04/26/2027	354	355
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	115	116
6.130% due 07/15/2026	57	58
CPS Auto Receivables Trust 6.130% due 09/15/2026	91	91
Drive Auto Receivables Trust 5.830% due 12/15/2026	147	147
DT Auto Owner Trust 6.290% due 08/16/2027	213	214
Exeter Automobile Receivables Trust 5.700% due 05/15/2026	120	120
Fifth Third Auto Trust 5.800% due 11/16/2026	86	86
GECU Auto Receivables Trust 5.950% due 03/15/2027	191	192
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	326	327
5.700% due 01/15/2027	68	68
5.770% due 06/15/2027	374	376
6.040% due 03/15/2027	148	149
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	300	304
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028	300	302
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	800	806
5.490% due 06/25/2027	600	604
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	145	141
5.320% due 09/25/2030	189	189
5.380% due 11/25/2030	159	159
7.130% due 01/26/2032	323	326
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	505
6.180% due 02/16/2027	145	145
SBNA Auto Lease Trust 5.450% due 01/20/2026	238	238
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	223	225
Veros Auto Receivables Trust 7.120% due 11/15/2028	156	157
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	161	162
6.230% due 01/15/2027	519	521

		10,273

CMBS OTHER 5.4%
Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 05/15/2037 •	600	601
7.297% due 05/15/2037 •	600	602
AREIT LLC
6.624% due 06/17/2039 •	1,500	1,504

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

7.176% due 06/17/2039 •	1,300	1,306
BPCRE Ltd. 6.775% due 01/16/2037 •	147	148
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	501	496
MF1 Ltd. 6.116% due 02/19/2037 •	1,300	1,282
Shelter Growth CRE Issuer Ltd. 6.662% due 06/17/2037 •	666	668
Starwood Mortgage Trust 6.398% due 11/15/2038 •	2,000	1,980

		8,587

CMBS SUBORDINATED 0.4%
Shelter Growth CRE Issuer Ltd. 7.559% due 06/17/2037 •	700	702

CREDIT CARD BULLET 1.1%
Master Credit Card Trust 5.450% due 01/21/2027 •	1,000	1,003
Synchrony Card Funding LLC 4.930% due 07/15/2030	800	806

		1,809

HOME EQUITY OTHER 10.9%
ACE Securities Corp. Home Equity Loan Trust
4.733% due 07/25/2036 •	298	220
8.953% due 08/25/2040 •	691	638
Argent Securities Trust
4.753% due 07/25/2036 •	450	394
4.773% due 05/25/2036 •	2,763	659
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.421% due 01/25/2034 •	317	297
Bear Stearns Asset-Backed Securities Trust 4.773% due 08/25/2036 •	81	78
Citigroup Mortgage Loan Trust 4.773% due 09/25/2036 •	838	631
Countrywide Asset-Backed Certificates Trust
4.182% due 01/25/2037 •	4,180	3,819
4.853% due 09/25/2047 •	297	276
4.933% due 03/25/2036 •	64	57
5.488% due 12/25/2035 •	770	756
5.518% due 07/25/2035 •	64	64
Ellington Loan Acquisition Trust 5.503% due 05/25/2037 •	284	275
GSAMP Trust
4.523% due 12/25/2036 •	4	2
4.913% due 01/25/2037 •	902	754
HSI Asset Securitization Corp. Trust 4.593% due 01/25/2037 •	432	320
MASTR Asset-Backed Securities Trust 4.553% due 01/25/2037 •	5	1
Merrill Lynch Mortgage Investors Trust
4.753% due 08/25/2037 •	1,027	519
4.973% due 02/25/2037 •	1,867	533
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •	1,917	864
4.668% due 03/25/2037 •	1,478	579
NovaStar Mortgage Funding Trust 4.953% due 09/25/2036 •	1,015	408
Option One Mortgage Loan Trust
4.673% due 04/25/2037 •	663	448
4.673% due 05/25/2037 •	392	233
4.993% due 01/25/2036 •	814	758
5.233% due 02/25/2035 •	552	521
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	207	68
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •	293	114
SG Mortgage Securities Trust 4.813% due 02/25/2036 •	1,581	777
Soundview Home Loan Trust
4.533% due 06/25/2037 •	2	1
4.663% due 06/25/2037 •	455	300
4.673% due 02/25/2037 •	1,410	383
4.753% due 03/25/2037 •	85	80
Structured Asset Securities Corp. Mortgage Loan Trust 4.873% due 02/25/2037 •	233	226

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 4.813% due 04/25/2037 •		4,022	1,496

			17,549

WHOLE LOAN COLLATERAL 0.5%
PRET LLC
4.744% due 07/25/2051 þ		297	296
5.487% due 10/25/2051 þ		472	472

			768

OTHER ABS 8.7%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		500	502
AIMCO CLO 5.897% due 10/17/2034 •		500	502
Albacore Euro CLO Ltd. 4.288% due 10/18/2034 •	EUR	700	725
Carlyle Euro CLO DAC 3.913% due 08/15/2032 •		699	723
CRB Securitization Trust 6.960% due 10/20/2033		$284	287
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	428	442
4.298% due 10/23/2034 •		466	483
DLLAA LLC 5.930% due 07/20/2026		$230	231
Gallatin CLO Ltd. 6.568% due 07/15/2031 •		600	602
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	500	518
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		$500	501
KKR CLO Ltd.
6.318% due 04/15/2031 •		400	401
6.494% due 07/18/2030 •		800	802
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		500	502
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	498
4.879% due 10/15/2032 •		1,000	1,037
Marlette Funding Trust 5.950% due 11/15/2032		$121	121
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		462	418
Pagaya AI Debt Selection Trust 5.331% due 01/15/2032		596	598
Symphony CLO Ltd. 5.812% due 04/18/2033 •		500	502
TCI-Symphony CLO Ltd. 6.468% due 10/13/2032 •		1,000	1,003
TCW CLO Ltd. 5.784% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		75	76
Tralee CLO Ltd. 6.387% due 10/25/2032 •		400	401
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		67	64
Venture CLO Ltd.
6.251% due 07/30/2032 •		700	702
6.601% due 07/30/2032 •		800	803

			13,945

Total Asset-Backed Securities (Cost $58,733)			55,086

SOVEREIGN ISSUES 5.8%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	4,600	723
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,900	118
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	7,843	317
3.000% due 12/03/2026 (d)		8,343	378
4.000% due 11/30/2028 (d)		1,835	83
4.000% due 08/24/2034 (d)		18,188	775
8.500% due 03/01/2029		7,900	360
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,400	828
6.150% due 08/12/2032		9,600	2,539
6.900% due 08/12/2037		900	239
6.950% due 08/12/2031		1,100	309
7.300% due 08/12/2033		1,100	309

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Poland Government International Bond 4.750% due 07/25/2029	PLN	2,000	469
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	221
8.000% due 01/31/2030		5,600	284
8.250% due 03/31/2032		2,500	123
8.500% due 01/31/2037		3,200	144
9.000% due 01/31/2040		14,000	632
Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	7,300	204
50.485% (BISTREFI) due 05/20/2026 ~		100	3
50.485% (BISTREFI) due 05/17/2028 ~		7,800	218

Total Sovereign Issues (Cost $9,644)			9,276

		SHARES
COMMON STOCKS 15.4%
COMMUNICATION SERVICES 0.9%
Alphabet, Inc. 'A'		2,279	431
Comcast Corp. 'A'		16,552	621
Verizon Communications, Inc.		2,369	95
Walt Disney Co.		2,369	264

			1,411

CONSUMER DISCRETIONARY 3.8%
Amazon.com, Inc. (a)		19,383	4,252
Home Depot, Inc.		2,369	922
McDonald's Corp.		2,369	687
NIKE, Inc. 'B'		2,369	179

			6,040

CONSUMER STAPLES 1.0%
Coca-Cola Co.		2,369	148
Procter & Gamble Co.		7,572	1,269
Walmart, Inc.		2,369	214

			1,631

ENERGY 0.2%
Chevron Corp.		2,369	343

FINANCIALS 2.5%
American Express Co.		2,369	703
Goldman Sachs Group, Inc.		2,369	1,356
JPMorgan Chase & Co.		2,369	568
Travelers Cos., Inc.		2,369	571
Visa, Inc. 'A'		2,369	749

			3,947

HEALTH CARE 1.9%
AbbVie, Inc.		4,044	719
Amgen, Inc.		2,369	617
Johnson & Johnson		2,369	343
Merck & Co., Inc.		2,369	236
UnitedHealth Group, Inc.		2,369	1,198

			3,113

INDUSTRIALS 1.3%
3M Co.		2,369	306
Boeing Co. (a)		2,369	419
Caterpillar, Inc.		2,369	860
Honeywell International, Inc.		2,369	535

			2,120

INFORMATION TECHNOLOGY 3.3%
Apple, Inc.		7,969	1,995
Cisco Systems, Inc.		2,369	140
International Business Machines Corp.		2,369	521
Microsoft Corp.		3,309	1,395
NVIDIA Corp.		3,709	498

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Salesforce, Inc.	2,369	792

		5,341

MATERIALS 0.5%
Sherwin-Williams Co.	2,369	805

Total Common Stocks (Cost $24,341)		24,751

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
REPURCHASE AGREEMENTS (e) 8.3%		13,300

U.S. TREASURY BILLS 5.6%
4.469% due 01/23/2025 - 03/20/2025 (b)(c)(i)	$9,031	8,971

Total Short-Term Instruments (Cost $22,269)		22,271

Total Investments in Securities (Cost $218,261)		213,416

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	240,152	2,338

Total Short-Term Instruments (Cost $2,338)		2,338

Total Investments in Affiliates (Cost $2,338)		2,338

Total Investments 134.5% (Cost $220,599)		$215,754
Financial Derivative Instruments (f)(h) (4.6)%(Cost or Premiums, net $4,125)		(7,360)
Other Assets and Liabilities, net (29.9)%		(47,996)

Net Assets 100.0%		$160,398

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$13,300	U.S. Treasury Notes 4.250% due 06/30/2029	$(13,547)	$13,300	$13,303

Total Repurchase Agreements	$(13,547)	$13,300	$13,303

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2055	$14,600	$0	$0
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	7,300	(6,433)	(6,456)

Total Short Sales (4.0)%	$(6,433)	$(6,456)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(357) at a weighted average interest rate of 5.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	26	$2,764	$(13)	$0	$(2)
U.S. Treasury 10-Year Note March Futures	03/2025	68	7,395	(63)	0	(15)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	3	357	(4)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	22	2,449	(34)	0	(6)

$(114)	$0	$(24)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	35	$(8,370)	$1	$0	$0
Mini MSCI EAFE Index March Futures	03/2025	89	(10,090)	48	10	0
U.S. Treasury Long-Term Bond March Futures	03/2025	1	(114)	2	0	0

$51	$10	$0

Total Futures Contracts	$(63)	$10	$(24)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%		$300	$(1)	$6	$5	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299		100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354		100	1	0	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.354		100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		$400	5	2	7	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319		470	93	(50)	43	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684		625	75	13	88	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	500	(5)	9	4	0	(1)

							$170	$(18)	$152	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly		12/20/2029		$7,100	$(157)	$(4)	$(161)	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,590	$157	$(225)	$(68)	$29	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$14,800	218	(72)	146	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		2,080	(23)	24	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		3,400	0	(8)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	(11)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	23	24	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	35	41	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	918	2,445	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	135	534	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(34)	48	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	87	93	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(14)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(12)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	285	232	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	86	112	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,368	2,254	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	31	77	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	254	337	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	309	389	5	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	6,090	80	5	85	16	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,895	24	16	40	8	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,400	0	(33)	(33)	0	(7)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,000	0	2	2	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	70	49	13	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	7,400	0	2	2	0	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		$1,000	0	9	9	0	0

							$3,537	$3,210	$6,747	$129	$(13)

Total Swap Agreements							$3,550	$3,188	$6,738	$129	$(16)

(g)	Securities with an aggregate market value of $540 and cash of $4,532 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	44		$32	$1	$0
	01/2025		$293	NZD	498	0	(15)
BOA	01/2025	CNH	494		$68	1	0
	01/2025	GBP	107		136	2	0
	01/2025	INR	16,250		191	1	0
	01/2025	SEK	430		39	0	0
	01/2025	SGD	60		44	1	0
	01/2025		$162	IDR	2,582,404	0	(2)
	01/2025		165	JPY	25,098	0	(5)
	01/2025		49	KRW	69,592	0	(2)
	02/2025	HKD	293		$38	0	0
BPS	01/2025	CNH	7,377		1,018	13	0
	01/2025	CZK	3,018		127	3	0
	01/2025	EUR	129		135	1	0
	01/2025	IDR	2,266,874		139	0	(2)
	01/2025	INR	15,747		184	0	0
	01/2025	JPY	28,000		179	1	0
	01/2025	KRW	349,049		250	14	0
	01/2025	MXN	7,788		386	13	0
	01/2025	SGD	50		37	1	0
	01/2025	TRY	3,459		97	0	0
	01/2025	TWD	16,393		516	18	0
	01/2025		$462	CNH	3,375	0	(2)
	01/2025		507	IDR	8,055,834	0	(9)
	01/2025		404	INR	34,186	0	(6)
	01/2025		234	KRW	347,468	1	0
	01/2025		503	PLN	2,050	0	(7)
	01/2025		230	TWD	7,456	0	(3)
	01/2025		904	ZAR	15,987	0	(58)
	02/2025	CNH	3,207		$443	5	0
	02/2025		$184	CNH	1,335	0	(2)
	03/2025	ILS	163		$45	0	0
	03/2025	KRW	346,572		234	0	(1)
	03/2025	MXN	2,825		138	4	0
	03/2025		$139	IDR	2,273,746	1	0
	03/2025		184	INR	15,828	0	0
	04/2025	TWD	7,413		$230	3	0
	05/2025	CNH	4,389		605	4	0
BRC	01/2025	CAD	3,593		2,552	51	0
	01/2025	EUR	103		109	2	0
	01/2025	GBP	149		189	2	0
	01/2025	JPY	35,400		236	11	0
	01/2025	KRW	244,114		171	6	0
	01/2025	TWD	5,930		182	2	0
	01/2025		$227	IDR	3,560,475	0	(7)
	01/2025		157	JPY	23,429	0	(8)
	01/2025		264	TRY	9,696	3	0
	01/2025		96	TWD	3,152	0	0
	02/2025	TRY	2,379		$63	0	(2)
	02/2025		$24	JPY	3,698	0	0
	03/2025	ILS	617		$173	3	0
	03/2025	TRY	9,664		251	0	(3)
	03/2025		$536	TRY	20,510	7	0
BSH	02/2025	PEN	193		$52	1	0
	04/2025		6,268		1,645	0	(18)
CBK	01/2025	AUD	203		130	5	0
	01/2025	CNH	1,323		182	2	0
	01/2025	IDR	2,760,891		171	0	0
	01/2025	INR	169,079		1,983	11	0
	01/2025	KRW	1,342,061		971	62	0
	01/2025	PEN	900		239	0	0
	01/2025	TWD	65,459		2,056	66	0
	01/2025		$321	IDR	5,086,765	0	(6)
	01/2025		2,098	INR	177,496	0	(28)
	01/2025		185	KRW	272,062	0	(1)
	02/2025	PEN	1,975		$528	4	0
	03/2025	KRW	271,392		185	1	0
	03/2025	MXN	594		29	1	0
	03/2025	PEN	682		180	0	(1)
	03/2025		$171	IDR	2,769,011	0	(1)
	03/2025		1,887	INR	161,578	0	(14)
	04/2025	PEN	540		$145	2	0
DUB	01/2025	KRW	1,210,054		869	49	0
	01/2025	PLN	655		160	1	0
	01/2025		$234	KRW	330,429	0	(10)
	01/2025		198	PLN	808	0	(2)
	02/2025	PEN	2,504		$668	3	0
	03/2025		2,009		528	0	(5)
	05/2025		252		66	0	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

FAR	01/2025	AUD	2,506	1,626	75	0
01/2025	TWD	949	29	0	0
GLM	01/2025	IDR	1,727,194	107	0	0
01/2025	KRW	551,625	401	28	0
01/2025	MXN	3,005	144	0	0
01/2025	TWD	14,953	466	11	0
01/2025	$364	IDR	5,764,130	0	(8)
01/2025	225	PLN	917	0	(4)
02/2025	MXN	5,045	$248	7	0
04/2025	BRL	4,500	808	90	0
04/2025	DKK	3,400	503	28	0
04/2025	PEN	303	80	0	0
IND	01/2025	DKK	383	54	1	0
01/2025	$111	INR	9,428	0	(1)
JPM	01/2025	CNH	6,754	$934	13	0
01/2025	IDR	226,385	14	0	0
01/2025	TWD	13,401	414	6	0
01/2025	$25	IDR	391,632	0	(1)
01/2025	335	INR	28,382	0	(4)
01/2025	138	JPY	20,676	0	(7)
01/2025	217	PLN	884	0	(3)
03/2025	14	IDR	227,092	0	0
04/2025	BRL	100	$18	2	0
MBC	01/2025	AUD	40	25	0	0
01/2025	CHF	2,107	2,401	77	0
01/2025	CNH	1,089	150	1	0
01/2025	EUR	5,294	5,576	89	0
01/2025	GBP	81	102	1	0
01/2025	INR	6,626	77	0	0
01/2025	KRW	1,704,665	1,227	73	0
01/2025	$243	CNH	1,771	0	(1)
01/2025	230	INR	19,451	0	(3)
01/2025	115	PLN	469	0	(2)
01/2025	358	TWD	11,651	0	(4)
02/2025	HKD	256	$33	0	0
02/2025	$102	CNH	745	0	(1)
03/2025	ILS	197	$55	1	0
03/2025	$77	INR	6,661	0	0
04/2025	TWD	11,584	$358	4	0
05/2025	CNH	2,803	386	3	0
MYI	01/2025	DKK	129	18	0	0
01/2025	JPY	29,400	192	5	0
01/2025	$139	IDR	2,190,680	0	(3)
01/2025	90	PLN	366	0	(1)
04/2025	DKK	3,700	$546	30	0
04/2025	$1,559	DKK	10,430	0	(103)
NGF	01/2025	371	IDR	5,916,121	0	(6)
RBC	01/2025	124	KRW	178,122	0	(3)
01/2025	203	TWD	6,586	0	(3)
02/2025	44	JPY	6,915	0	0
03/2025	MXN	22,702	$1,109	33	0
RYL	01/2025	CHF	138	156	4	0
SCX	01/2025	CNH	3,351	464	7	0
01/2025	GBP	340	432	6	0
01/2025	SGD	17	13	0	0
01/2025	TWD	7,878	246	6	0
01/2025	$208	EUR	200	0	(1)
01/2025	437	IDR	6,911,477	0	(10)
01/2025	673	INR	56,889	0	(9)
01/2025	47	KRW	69,172	0	0
01/2025	189	TWD	6,166	0	(2)
02/2025	56	JPY	8,697	0	0
03/2025	KRW	68,997	$47	0	0
04/2025	PEN	70	19	0	0
04/2025	TWD	6,136	189	2	0
05/2025	CNH	2,158	299	4	0
SOG	01/2025	$461	PLN	1,874	0	(7)
SSB	03/2025	PEN	209	$56	1	0
04/2025	104	28	0	0
05/2025	435	115	0	(1)
TOR	01/2025	$263	JPY	39,638	0	(11)
UAG	01/2025	251	PLN	1,021	0	(4)
04/2025	DKK	3,400	$502	27	0

Total Forward Foreign Currency Contracts	$1,018	$(424)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	19,100	$92	$54

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	10,500	9	0

Total Purchased Options							$101	$54

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	19,100	(34)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	19,100	(57)	(30)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(1)

Total Written Options							$(103)	$(66)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.201%	EUR	300	$70	$(55)	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,400	$507	$(30)	$477	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DJITR Index	14	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	$1,492	$0	$9	$9	$0
BPS	Pay	DJITR Index	9	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	959	0	5	5	0
Pay	DJITR Index	32	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	3,408	0	17	17	0
CBK	Receive	NDDUEAFE Index	1,344	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	10,862	0	(44)	0	(44)
FAR	Pay	DJITR Index	14	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,491	0	7	7	0
Pay	DJITR Index	14	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,491	0	7	7	0
Pay	DJITR Index	10	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	1,065	0	5	5	0
JPM	Pay	DJITR Index	61	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	6,497	0	33	33	0
MYI	Receive	NDDUEAFE Index	1,550	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	12,527	0	(51)	0	(51)
Receive	NDDUEAFE Index	1,686	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	13,626	0	(56)	0	(56)
UAG	Receive	NDDUEAFE Index	1,809	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	14,620	0	(60)	0	(60)
Receive	NDDUEAFE Index	13,943	4.645% (FEDL01 plus a specified spread)	Maturity	10/01/2025	119,189	0	(8,502)	0	(8,502)
ULO	Receive	NDDUEAFE Index	748	4.535% (FEDL01 plus a specified spread)	Monthly	05/07/2025	6,045	0	(24)	0	(24)

$0	$(8,654)	$83	$(8,737)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	4,044	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$719	$0	$4	$4	$0
Pay	Alphabet, Inc.	2,279	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	432	0	2	2	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

	Pay	Apple, Inc.	5,600	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,402	0	6	6	0
	Pay	Comcast Corp.	16,552	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	621	0	3	3	0
	Pay	Microsoft Corp.	940	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	396	0	1	1	0
	Pay	NVIDIA Corp.	1,340	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	180	0	1	1	0
	Pay	Procter and Gamble,Co.	5,203	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	872	0	4	4	0
TOR	Pay	Amazon.com, Inc.	17,014	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	3,827	0	100	100	0

								$0	$121	$121	$0

Total Swap Agreements								$577	$(8,618)	$696	$(8,737)

(i)

Securities with an aggregate market value of $10,075 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$7,579	$0		$7,579
Industrials						0	2,318	0		2,318
Utilities						0	1,077	0		1,077
U.S. Government Agencies						0	63,420	0		63,420
U.S. Treasury Obligations						0	11,646	0		11,646
Non-Agency Mortgage-Backed Securities						0	15,992	0		15,992
Asset-Backed Securities
Automobile ABS Other						0	1,453	0		1,453
Automobile Sequential						0	10,273	0		10,273
CMBS Other						0	8,587	0		8,587
CMBS Subordinated						0	702	0		702
Credit Card Bullet						0	1,809	0		1,809
Home Equity Other						0	17,549	0		17,549
Whole Loan Collateral						0	768	0		768
Other ABS						0	13,945	0		13,945
Sovereign Issues						0	9,276	0		9,276
Common Stocks
Communication Services						1,411	0	0		1,411
Consumer Discretionary						6,040	0	0		6,040
Consumer Staples						1,631	0	0		1,631
Energy						343	0	0		343
Financials						3,947	0	0		3,947
Health Care						3,113	0	0		3,113
Industrials						2,120	0	0		2,120
Information Technology						5,341	0	0		5,341
Materials						805	0	0		805

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2024 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	13,300	0	13,300
U.S. Treasury Bills	0	8,971	0	8,971

	$24,751	$188,665	$0	$213,416
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,338	$0	$0	$2,338

Total Investments	$27,089	$188,665	$0	$215,754

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,456)	$0	$(6,456)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	129	0	139
Over the counter	0	1,768	0	1,768

	$10	$1,897	$0	$1,907
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(40)	0	(40)
Over the counter	0	(9,227)	0	(9,227)

	$0	$(9,267)	$0	$(9,267)

Total Financial Derivative Instruments	$10	$(7,370)	$0	$(7,360)

Totals	$27,099	$174,839	$0	$201,938

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 193.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Altice France SA 10.147% due 08/15/2028 ~		$377	$304
Oi SA TBD% due 12/30/2050 «		211	2

Total Loan Participations and Assignments (Cost $564)			306

CORPORATE BONDS & NOTES 57.5%
BANKING & FINANCE 23.0%
Agree LP
2.000% due 06/15/2028		900	816
4.800% due 10/01/2032		1,800	1,724
AIA Group Ltd. 3.200% due 09/16/2040		900	672
Ally Financial, Inc. 6.848% due 01/03/2030 •		1,200	1,245
American Assets Trust LP 3.375% due 02/01/2031		1,100	958
American Tower Corp.
2.300% due 09/15/2031		2,800	2,330
3.100% due 06/15/2050		500	321
Antares Holdings LP 3.750% due 07/15/2027		1,200	1,137
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	221
3.600% due 09/15/2051		950	655
Athene Global Funding 2.500% due 01/14/2025		300	300
Aviation Capital Group LLC 4.875% due 10/01/2025		300	300
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	599
5.500% due 01/15/2026		1,300	1,304
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		1,800	1,800
Banco BTG Pactual SA 4.500% due 01/10/2025		600	599
Banco Santander Chile 2.700% due 01/10/2025		700	699
Bank of America Corp.
2.299% due 07/21/2032 •		300	250
2.831% due 10/24/2051 •		700	431
5.468% due 01/23/2035 •		1,700	1,703
Barclays PLC
5.690% due 03/12/2030 •		1,600	1,616
6.125% due 12/15/2025 •(f)(g)		1,700	1,698
6.692% due 09/13/2034 •		1,600	1,697
7.125% due 06/15/2025 •(f)(g)	GBP	200	251
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	420
3.200% due 01/30/2052		3,000	1,959
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,109
4.500% due 02/25/2030 •(f)(g)		300	254
BPCE SA 4.500% due 03/15/2025		900	898
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	192
Cantor Fitzgerald LP 7.200% due 12/12/2028		1,600	1,673
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,061
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)		1,300	1,040
COPT Defense Properties LP 2.900% due 12/01/2033		2,100	1,688
CoStar Group, Inc. 2.800% due 07/15/2030		600	525
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(b)		300	32
Credit Suisse AG AT1 Claim		200	25

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Crown Castle, Inc.
3.250% due 01/15/2051		600	391
4.000% due 11/15/2049		800	599
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,124
Deutsche Bank AG
2.129% due 11/24/2026 •		1,100	1,072
3.547% due 09/18/2031 •		725	651
3.729% due 01/14/2032 •		2,400	2,096
3.742% due 01/07/2033 •		3,600	3,051
Discover Bank 4.650% due 09/13/2028		1,000	980
Equinix, Inc. 3.000% due 07/15/2050		200	126
Equitable Holdings, Inc. 4.572% due 02/15/2029		257	251
Essex Portfolio LP 2.650% due 09/01/2050		2,200	1,271
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	586
6.350% due 03/22/2054		1,300	1,340
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,153
3.375% due 11/13/2025		800	788
6.125% due 03/08/2034		600	587
GA Global Funding Trust
2.900% due 01/06/2032		1,100	924
5.500% due 01/08/2029		1,200	1,213
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,362
GLP Capital LP 3.250% due 01/15/2032		3,500	3,009
Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •		1,500	1,531
HAT Holdings LLC 3.375% due 06/15/2026		1,000	970
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,271
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	996
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,405
4.041% due 03/13/2028 •		300	294
4.600% due 12/17/2030 •(f)(g)		1,700	1,506
5.402% due 08/11/2033 •		300	297
5.719% due 03/04/2035 •		1,600	1,612
ING Groep NV 5.550% due 03/19/2035 •		700	696
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,242
3.000% due 06/15/2050		800	511
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,639
JPMorgan Chase & Co. 5.350% due 06/01/2034 •		1,800	1,799
KKR Group Finance Co. LLC 3.625% due 02/25/2050		400	281
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	875
4.947% due 06/27/2025 •(f)(g)	EUR	300	311
5.679% due 01/05/2035 •		$2,500	2,491
LXP Industrial Trust 2.700% due 09/15/2030		500	434
Marsh & McLennan Cos., Inc. 5.400% due 03/15/2055		1,000	959
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	514
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,197
2.226% due 05/25/2026 •		400	396
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	5,599
5.173% due 01/16/2030 •		100	100
Nasdaq, Inc. 2.500% due 12/21/2040		1,300	874
National Health Investors, Inc. 3.000% due 02/01/2031		800	688
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,109
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	441
NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	170
5.076% due 01/27/2030 •		1,200	1,189
5.778% due 03/01/2035 •		1,800	1,815

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	1,965
3.103% due 01/16/2030		500	451
Nykredit Realkredit AS 1.500% due 10/01/2052	DKK	6,852	776
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,421
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,196
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,534
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	848
Prologis LP 3.375% due 12/15/2027		300	290
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,175
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	860
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,368
2.469% due 01/11/2028 •		1,400	1,327
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,107
Societe Generale SA 5.375% due 11/18/2030 •(f)(g)		$700	596
Standard Chartered PLC
2.819% due 01/30/2026 •		500	499
3.603% due 01/12/2033 •		2,200	1,907
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	1,026
Store Capital LLC 2.700% due 12/01/2031		2,800	2,310
Sumitomo Mitsui Financial Group, Inc. 5.424% due 07/09/2031		1,500	1,518
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,272
Synchrony Financial 2.875% due 10/28/2031 (i)		4,900	4,064
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	985
UBS Group AG
3.091% due 05/14/2032 •		1,400	1,218
3.869% due 01/12/2029 •		1,700	1,638
4.194% due 04/01/2031 •		250	236
4.375% due 02/10/2031 •(f)(g)		600	516
5.428% due 02/08/2030 •		2,100	2,114
6.301% due 09/22/2034 •		1,700	1,779
VICI Properties LP 3.875% due 02/15/2029		1,300	1,226
Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,412
5.198% due 01/23/2030 •		1,700	1,705

			139,327

INDUSTRIALS 27.3%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	580
AbbVie, Inc. 5.400% due 03/15/2054		1,500	1,445
Air Canada Pass-Through Trust 5.250% due 10/01/2030		731	730
Aker BP ASA 3.100% due 07/15/2031		1,000	864
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		961	954
Alcon Finance Corp. 3.800% due 09/23/2049		500	369
Altice France SA 4.250% due 10/15/2029	EUR	1,100	865
Altria Group, Inc. 4.800% due 02/14/2029		$258	255
American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,768	2,423
3.350% due 04/15/2031		1,361	1,278
3.375% due 11/01/2028		1,049	1,003
3.600% due 04/15/2031		162	149
3.650% due 12/15/2029		315	295
Amgen, Inc. 3.350% due 02/22/2032		1,600	1,426
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,396
Aptiv Swiss Holdings Ltd. 3.100% due 12/01/2051		3,600	2,106

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Arrow Electronics, Inc. 2.950% due 02/15/2032	800	681
Ashtead Capital, Inc. 5.800% due 04/15/2034	1,700	1,702
AutoNation, Inc. 4.750% due 06/01/2030	400	387
Bacardi Ltd. 4.700% due 05/15/2028	1,200	1,185
BAE Systems PLC 3.000% due 09/15/2050	1,000	647
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	900	637
BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,036
4.540% due 08/15/2047	267	211
4.758% due 09/06/2049	300	243
6.421% due 08/02/2033	1,800	1,903
Bayer U.S. Finance LLC 6.500% due 11/21/2033	3,000	3,054
Becton Dickinson & Co. 3.794% due 05/20/2050	500	370
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,000	1,791
Boeing Co.
2.750% due 02/01/2026	2,800	2,733
3.250% due 02/01/2035	700	558
3.600% due 05/01/2034	700	587
3.650% due 03/01/2047	400	272
3.750% due 02/01/2050	700	478
5.805% due 05/01/2050	1,800	1,677
6.528% due 05/01/2034	4,000	4,193
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	700	467
Bristol-Myers Squibb Co. 5.550% due 02/22/2054	1,000	971
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,103	1,933
3.800% due 03/20/2033	559	536
4.125% due 03/20/2033	902	849
Broadcom, Inc.
3.137% due 11/15/2035	2,004	1,637
4.300% due 11/15/2032	1,300	1,227
Cameron LNG LLC 3.302% due 01/15/2035	300	248
Carrier Global Corp. 3.377% due 04/05/2040	500	386
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	338
CDW LLC 3.569% due 12/01/2031	1,100	980
Centene Corp.
2.450% due 07/15/2028	1,400	1,261
4.625% due 12/15/2029	500	473
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,799
4.800% due 03/01/2050	1,600	1,204
5.375% due 05/01/2047	1,300	1,069
Children's Health System of Texas 2.511% due 08/15/2050	1,500	886
Comcast Corp. 2.887% due 11/01/2051	215	129
CommonSpirit Health 3.910% due 10/01/2050	1,300	959
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,035
Continental Resources, Inc. 2.268% due 11/15/2026	2,000	1,900
CSN Resources SA 4.625% due 06/10/2031	1,600	1,244
CVS Health Corp.
5.050% due 03/25/2048	800	661
6.000% due 06/01/2063	1,600	1,461
CVS Pass-Through Trust 4.704% due 01/10/2036	2,205	2,045
DAE Funding LLC 3.375% due 03/20/2028	1,900	1,780
Dell International LLC 3.450% due 12/15/2051	2,132	1,448
Delta Air Lines, Inc. 4.500% due 10/20/2025	333	331
Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,389
5.125% due 02/15/2053	2,100	1,870
Energy Transfer LP
4.050% due 03/15/2025	1,100	1,098
4.150% due 09/15/2029	700	672

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

5.950% due 05/15/2054		1,700	1,645
6.625% due 10/15/2036		500	532
7.500% due 07/01/2038		400	454
Entergy Louisiana LLC 4.200% due 04/01/2050		400	317
Ferguson Finance PLC 3.250% due 06/02/2030		400	364
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,400	2,052
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		700	576
Global Payments, Inc.
2.900% due 05/15/2030		400	356
2.900% due 11/15/2031		3,100	2,653
Hershey Co. 2.650% due 06/01/2050		500	299
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	609
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031		2,100	1,882
Humana, Inc. 5.375% due 04/15/2031		1,400	1,389
Huntsman International LLC 4.500% due 05/01/2029		500	477
Hyatt Hotels Corp. 5.375% due 12/15/2031		1,285	1,280
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,524
Imperial Brands Finance PLC 6.125% due 07/27/2027		800	822
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	724
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		$1,300	1,317
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,255	1,183
Leidos, Inc. 4.375% due 05/15/2030		400	383
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,632
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	917
5.750% due 07/21/2028		600	574
Micron Technology, Inc. 3.477% due 11/01/2051		4,400	2,972
Motorola Solutions, Inc. 2.300% due 11/15/2030		1,200	1,028
MPLX LP 2.650% due 08/15/2030		700	613
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	863
Newmont Corp.
4.200% due 05/13/2050		400	323
5.750% due 11/15/2041		950	946
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		4,500	4,233
NXP BV 3.250% due 11/30/2051		1,300	834
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	464
Petroleos Mexicanos 6.950% due 01/28/2060		3,228	2,219
Pfizer Investment Enterprises Pte. Ltd. 5.300% due 05/19/2053		500	469
Prosus NV
4.027% due 08/03/2050		1,100	742
4.987% due 01/19/2052		3,400	2,653
PTC, Inc. 4.000% due 02/15/2028		400	381
QatarEnergy 3.125% due 07/12/2041		1,500	1,110
QVC, Inc. 5.950% due 03/15/2043		500	277
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	286
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	999
2.800% due 09/15/2050		1,200	710
Revvity, Inc. 3.300% due 09/15/2029		300	277
Rogers Communications, Inc. 3.800% due 03/15/2032		1,200	1,080
Rolls-Royce PLC 3.625% due 10/14/2025		200	197
Royalty Pharma PLC 3.550% due 09/02/2050		1,100	734

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Sands China Ltd. 5.125% due 08/08/2025		500	498
Santos Finance Ltd. 3.649% due 04/29/2031		900	794
Sasol Financing USA LLC 4.375% due 09/18/2026		500	480
Saudi Arabian Oil Co. 5.750% due 07/17/2054		1,500	1,405
Smurfit Kappa Treasury ULC 5.777% due 04/03/2054		1,000	994
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		103	96
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	406
Stryker Corp. 2.900% due 06/15/2050		$400	259
Studio City Finance Ltd. 5.000% due 01/15/2029		500	453
Sutter Health 3.361% due 08/15/2050		1,200	848
Syngenta Finance NV 4.892% due 04/24/2025		958	957
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,427
3.875% due 04/15/2030		400	377
5.150% due 04/15/2034		1,400	1,378
TD SYNNEX Corp.
1.750% due 08/09/2026		800	760
2.375% due 08/09/2028		1,600	1,452
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,422
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,164
Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	900	871
9.750% due 04/30/2028 «		259	303
Time Warner Cable LLC 5.875% due 11/15/2040		$400	358
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,119
TransCanada PipeLines Ltd. 7.250% due 08/15/2038		150	169
Travel & Leisure Co. 6.600% due 10/01/2025		400	402
Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,315
5.700% due 03/15/2034		1,800	1,825
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		3	3
United Airlines Pass-Through Trust
3.500% due 09/01/2031		994	930
4.000% due 10/11/2027		482	476
5.875% due 04/15/2029		3,048	3,116
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		100	84
Vale Overseas Ltd. 3.750% due 07/08/2030		600	549
Valero Energy Corp. 3.650% due 12/01/2051		700	472
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,188	1,061
VMware, Inc. 2.200% due 08/15/2031		4,200	3,486
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	597
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,579
Western Digital Corp. 2.850% due 02/01/2029		$1,500	1,336
Williams Cos., Inc. 8.750% due 03/15/2032		137	162
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,569
4.500% due 03/04/2029		700	679
5.100% due 09/12/2034		300	286
5.700% due 09/12/2054		300	281
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	396
Wynn Macau Ltd. 5.500% due 01/15/2026		500	495

			165,229

UTILITIES 7.2%
AEP Texas, Inc.
4.150% due 05/01/2049		400	304

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

5.400% due 06/01/2033	600	595
American Water Capital Corp. 4.150% due 06/01/2049	300	237
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	754
AT&T, Inc.
3.500% due 09/15/2053	400	270
3.550% due 09/15/2055	800	539
3.800% due 12/01/2057	2,681	1,852
Constellation Energy Generation LLC 3.250% due 06/01/2025	400	397
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	754
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,057
Edison International 5.450% due 06/15/2029	1,500	1,514
Electricite de France SA
4.875% due 09/21/2038	1,400	1,251
6.900% due 05/23/2053	1,600	1,718
Entergy Arkansas LLC 2.650% due 06/15/2051	800	473
Entergy Corp. 3.750% due 06/15/2050	400	284
Entergy Texas, Inc. 5.800% due 09/01/2053	1,200	1,204
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,087
4.850% due 07/15/2047	545	465
Georgia Power Co. 3.250% due 03/15/2051	2,800	1,891
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	463
Kentucky Utilities Co. 3.300% due 06/01/2050	500	339
New York State Electric & Gas Corp. 5.850% due 08/15/2033	600	615
Niagara Mohawk Power Corp. 5.664% due 01/17/2054	1,700	1,651
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	1,022
Pacific Gas & Electric Co.
3.300% due 12/01/2027	500	478
4.200% due 06/01/2041	700	571
4.250% due 03/15/2046	500	396
4.400% due 03/01/2032	2,500	2,355
4.550% due 07/01/2030	1,300	1,259
4.950% due 07/01/2050	1,600	1,391
PacifiCorp
5.300% due 02/15/2031	1,700	1,716
5.350% due 12/01/2053	900	828
5.750% due 04/01/2037	400	403
6.250% due 10/15/2037	800	842
PECO Energy Co. 4.375% due 08/15/2052	1,000	827
Puget Energy, Inc. 4.100% due 06/15/2030	500	472
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	830
Sempra
5.500% due 08/01/2033	600	602
6.000% due 10/15/2039	500	511
Shell International Finance BV 3.625% due 08/21/2042	1,100	857
Southern California Edison Co.
3.650% due 02/01/2050	200	143
3.650% due 06/01/2051	1,400	996
5.625% due 02/01/2036	200	200
6.650% due 04/01/2029	200	211
Southern Co. Gas Capital Corp. 4.400% due 06/01/2043	1,600	1,348
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	634
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,426
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	390
Vodafone Group PLC 4.875% due 06/19/2049	1,000	863
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	1,962

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Xcel Energy, Inc. 5.450% due 08/15/2033	300	298

		43,545

Total Corporate Bonds & Notes (Cost $399,411)		348,101

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	228
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,158
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,475	1,596
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,665

		4,647

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,306	2,464

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,492

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	1,700	2,007

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,669

Total Municipal Bonds & Notes (Cost $14,549)		12,279

U.S. GOVERNMENT AGENCIES 38.5%
Fannie Mae
0.000% due 11/15/2030 (c)	10,700	8,174
6.210% due 08/06/2038	9,643	11,002
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	824
2.750% due 11/25/2029	841	781
5.000% due 04/15/2038	24	24
6.750% due 03/15/2031	1,900	2,127
Ginnie Mae
3.500% due 11/20/2044	1,869	1,539
4.000% due 06/20/2048	102	95
5.500% due 10/20/2037	740	751
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,809
0.000% due 04/15/2030	4,100	3,212
U.S. Small Business Administration 5.290% due 12/01/2027	15	15
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	1,902	1,708
4.000% due 10/01/2047 - 06/01/2049	147	136
5.500% due 01/01/2055	2,435	2,405
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	3,700	3,143
4.000% due 02/01/2055	47,500	43,433
4.500% due 02/01/2055	14,400	13,539
5.000% due 01/01/2055 - 02/01/2055	76,300	73,633
5.500% due 02/01/2055	62,525	61,657
6.000% due 02/01/2055	3,000	3,011

Total U.S. Government Agencies (Cost $236,230)		233,018

U.S. TREASURY OBLIGATIONS 74.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)	16,200	10,034
1.875% due 02/15/2041 (i)(k)	96,900	64,954
2.000% due 11/15/2041 (i)(k)	108,500	72,911
2.250% due 05/15/2041 (i)(k)	51,600	36,639
2.250% due 08/15/2049 (i)	16,600	10,283
2.375% due 02/15/2042 (k)	4,100	2,920
2.375% due 11/15/2049 (k)(m)	7,100	4,513
2.750% due 08/15/2042 (k)	600	451
2.875% due 05/15/2043 (k)	1,637	1,240
3.000% due 02/15/2049 (m)	6,600	4,804

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

3.125% due 02/15/2043 (k)(m)	17,300	13,671
3.250% due 05/15/2042 (i)	32,700	26,611
3.375% due 11/15/2048	6,600	5,157
3.875% due 05/15/2043 (i)	33,950	29,891
4.125% due 08/15/2044 (i)	15,200	13,760
4.250% due 08/15/2054 (i)	4,000	3,654
4.500% due 11/15/2054 (i)	116,300	110,902
4.750% due 11/15/2043 (i)(m)	11,500	11,358
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	20,127	11,090
0.125% due 02/15/2052	794	431
0.250% due 02/15/2050	4,175	2,437
0.625% due 02/15/2043	686	503
0.750% due 02/15/2045 (k)	2,279	1,653
1.000% due 02/15/2049 (k)	1,380	1,007
2.125% due 02/15/2054	1,851	1,715
U.S. Treasury Notes
4.125% due 10/31/2029	75	74
U.S. Treasury STRIPS (c)
0.000% due 08/15/2040 (c)(k)	4,500	2,157
0.000% due 11/15/2040 (c)	12,200	5,781
0.000% due 05/15/2043 (c)	5,800	2,392
0.000% due 11/15/2043 (c)	1,000	404

Total U.S. Treasury Obligations (Cost $555,936)		453,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Investment Trust 5.033% due 11/25/2045 •	585	547
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	2,090
6.412% due 03/15/2037 •	500	499
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,053
4.957% due 08/10/2035 ~	700	629
Bear Stearns Adjustable Rate Mortgage Trust 5.149% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust 6.231% due 03/25/2034 ~	19	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.395% due 04/25/2043 ~	340	328
Downey Savings & Loan Association Mortgage Loan Trust 5.595% due 07/19/2044 ~	13	12
GSMPS Mortgage Loan Trust 4.803% due 01/25/2036 •	621	501
IndyMac IMSC Mortgage Loan Trust 4.813% due 07/25/2047 •	58	38
IndyMac INDX Mortgage Loan Trust 4.833% due 04/25/2037 •	867	749
Merrill Lynch Mortgage Investors Trust 6.640% due 11/25/2035 •	203	190
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	551	527
4.500% due 05/25/2058 ~	113	110
Structured Adjustable Rate Mortgage Loan Trust 7.203% due 02/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
4.833% due 07/25/2046 •	28	19
4.893% due 05/25/2036 •	46	37
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	322	306
5.453% due 05/25/2058 •	73	75
5.453% due 10/25/2059 •	59	60
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~	401	334
4.823% due 05/25/2034 •	516	477
5.293% due 06/25/2044 •	44	42
5.873% due 08/25/2046 •	350	294

Total Non-Agency Mortgage-Backed Securities (Cost $9,547)		8,937

ASSET-BACKED SECURITIES 2.0%
CMBS OTHER 0.3%
PFP Ltd. 6.671% due 08/19/2035 •	1,833	1,840

HOME EQUITY OTHER 0.5%
Accredited Mortgage Loan Trust 4.897% due 01/25/2035 •	307	299
Countrywide Asset-Backed Certificates Trust 3.231% due 04/25/2036 •	1,800	1,632
Equifirst Loan Securitization Trust 4.623% due 04/25/2037 •	538	493

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Corp. 5.158% due 09/25/2035 •		131	130
Securitized Asset-Backed Receivables LLC Trust 4.933% due 03/25/2036 •		164	162
Structured Asset Investment Loan Trust 4.753% due 06/25/2036 •		132	126

			2,842

OTHER ABS 1.2%
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		103	103
Barings CLO Ltd. 5.868% due 04/15/2031 •		1,417	1,419
BHG Securitization Trust 5.320% due 10/17/2035		11	11
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		2,900	2,914
Harvest CLO DAC 3.944% due 07/15/2031 •	EUR	1,463	1,513
SLM Private Education Loan Trust 9.262% due 10/15/2041 •		$1,325	1,375

			7,335

Total Asset-Backed Securities (Cost $12,206)			12,017

SOVEREIGN ISSUES 3.2%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	906
Brazil Government International Bond 7.125% due 05/13/2054		$1,700	1,576
Israel Government International Bond 5.750% due 03/12/2054		1,800	1,649
Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	10,847	462
6.400% due 05/07/2054		$1,400	1,257
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		700	621
Romania Government International Bond 5.625% due 05/30/2037	EUR	1,300	1,293
Saudi Government International Bond 5.000% due 01/16/2034		$1,700	1,653
South Africa Government International Bond
8.500% due 01/31/2037	ZAR	17,300	778
8.875% due 02/28/2035		37,600	1,815
United Kingdom Gilt 4.375% due 07/31/2054	GBP	6,840	7,588

Total Sovereign Issues (Cost $21,729)			19,598

		SHARES
COMMON STOCKS 2.1%
INFORMATION TECHNOLOGY 2.1%
NVIDIA Corp.		93,100	12,502

Total Common Stocks (Cost $12,606)			12,502

EXCHANGE-TRADED FUNDS 11.9%
SPDR Portfolio S&P 500 ETF		1,049,700	72,366

Total Exchange-Traded Funds (Cost $67,241)			72,366

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.533% due 01/30/2025 (c)(d)		$6	6

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $6)		6

Total Investments in Securities (Cost $1,330,025)		1,172,527

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	859,181	8,366

Total Short-Term Instruments (Cost $8,365)		8,366

Total Investments in Affiliates (Cost $8,365)		8,366

Total Investments 195.1% (Cost $1,338,390)		$1,180,893
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $15,637)		(679)
Other Assets and Liabilities, net (95.0)%		(574,908)

Net Assets 100.0%		$605,306

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,654	$5,599	0.93%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.570%	12/20/2024	01/03/2025	$(498)	$(499)
BRC	4.400	12/20/2024	TBD(2)	(3,591)	(3,597)
4.530	12/23/2024	01/06/2025	(3,740)	(3,745)
4.540	12/23/2024	01/06/2025	(8,867)	(8,878)
DEU	4.540	01/02/2025	01/03/2025	(63,565)	(63,565)
JPS	4.560	12/24/2024	01/07/2025	(13,984)	(14,000)
4.700	12/31/2024	01/02/2025	(111,939)	(111,968)
SGY	4.540	01/02/2025	01/03/2025	(48,000)	(48,000)
STR	4.570	01/02/2025	01/03/2025	(229,428)	(229,427)
4.750	12/31/2024	01/02/2025	(233,957)	(234,019)

Total Reverse Repurchase Agreements	$(717,698)

(i)	Securities with an aggregate market value of $378,298 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(417,795) at a weighted average interest rate of 5.150%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	4	$4	$(1)	$(1)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	4	4	(1)	0
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	2	2	(1)	(4)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	2	2	(1)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	3	3	(2)	(3)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	3	3	(1)	(5)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	3	3	(1)	0
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	3	3	(1)	0

Total Written Options	$(9)	$(13)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2025	305	$90,520	$(3,192)	$0	$(351)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	4	$(488)	$4	$0	$(1)
Euro-Bund March Futures	03/2025	1	(138)	2	0	(1)
Long Gilt March Futures	03/2025	41	(4,743)	108	0	(29)
U.S. Treasury 5-Year Note March Futures	03/2025	514	(54,641)	228	48	0
U.S. Treasury 10-Year Note March Futures	03/2025	711	(77,321)	699	156	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	509	(56,658)	737	127	0

$1,778	$331	$(31)

Total Futures Contracts	$(1,414)	$331	$(382)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.246%	$600	$13	$(4)	$9	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	700	13	(6)	7	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.383	1,200	14	0	14	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.432	1,300	(7)	25	18	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	1,600	(6)	18	12	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	1,800	(34)	27	(7)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.135	EUR	800	10	(3)	7	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.276	200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.409	$1,400	(2)	18	16	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	2,400	15	16	31	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	390	74	(39)	35	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	530	64	11	75	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.458	700	(13)	26	13	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	1,000	(141)	146	5	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.195	1,600	(163)	177	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330	$4,300	97	(54)	43	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354	900	21	(10)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	700	0	12	12	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		200	0	4	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	900	(13)	20	7	0	(1)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.208		$6,300	45	52	97	1	0

							$(13)	$448	$435	$2	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$460	$(18)	$18	$0	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		200	(10)	7	(3)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		100	(3)	0	(3)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		46,100	1,083	(38)	1,045	11	0

							$1,048	$(11)	$1,037	$11	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,200	$(141)	$181	$40	$0	$(17)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(468)	(477)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(462)	(471)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(579)	(591)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	467	467	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	8,115	9,895	18,010	109	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	3,786	10,081	67	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,980	0	70	70	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		700	(3)	36	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	35	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		600	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	18	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		600	(2)	18	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(3)	26	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		600	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	44	41	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		560	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	52	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		1,100	(4)	56	52	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	49	104	153	2	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(378)	(378)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	700	(1)	1	0	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	2	1	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		11,200	99	57	156	32	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,475	(13)	(117)	(130)	0	(26)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	85	31	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	72	18	5	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	3,900	18	16	34	10	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	600	(1)	(17)	(18)	0	(1)
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033	10,370	(329)	(1,797)	(2,126)	24	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	2	1	1	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	4,630	452	1,761	2,213	0	(14)

$14,372	$13,013	$27,385	$291	$(60)

Total Swap Agreements	$15,407	$13,450	$28,857	$304	$(64)

(k)

Securities with an aggregate market value of $20,417 and cash of $3,221 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $3 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	257	$191	$3	$0
01/2025	$411	NZD	698	0	(21)
BOA	01/2025	CNH	573	$79	1	0
01/2025	SGD	351	261	3	0
01/2025	$26	IDR	420,101	0	0
01/2025	158	JPY	24,106	0	(5)
01/2025	49	KRW	69,592	0	(2)
03/2025	MXN	2,222	$108	3	0
BPS	01/2025	CAD	4,056	2,892	69	0
01/2025	CNH	8,970	1,238	16	0
01/2025	IDR	2,508,402	154	0	(2)
01/2025	INR	20,325	237	0	0
01/2025	KRW	408,710	293	16	0
01/2025	SGD	297	221	3	0
01/2025	TWD	18,670	588	20	0
01/2025	$529	CNH	3,864	0	(3)
01/2025	562	IDR	8,932,169	0	(10)
01/2025	485	INR	41,014	0	(7)
01/2025	274	KRW	406,861	2	0
01/2025	409	PLN	1,667	0	(6)
01/2025	272	TWD	8,807	0	(4)
01/2025	239	ZAR	4,228	0	(15)
02/2025	CNH	3,723	$514	6	0
03/2025	KRW	405,811	274	0	(1)
03/2025	$154	IDR	2,516,007	1	0
03/2025	237	INR	20,430	0	0
03/2025	289	MXN	5,930	0	(8)
04/2025	TWD	8,756	$272	4	0
05/2025	CNH	5,042	695	4	0
BRC	01/2025	DKK	5,475	774	13	0
01/2025	GBP	8,141	10,248	58	0
01/2025	$1,281	GBP	1,012	0	(14)
01/2025	256	IDR	4,020,497	0	(8)
01/2025	2,506	TRY	93,645	90	0
02/2025	TRY	615	$16	0	0
02/2025	$3,053	TRY	115,504	59	0
03/2025	ILS	289	$81	2	0
03/2025	MXN	19,112	934	29	0
03/2025	$205	TRY	7,848	2	0
CBK	01/2025	CNH	120	$16	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	IDR	3,055,031	189	0	0
01/2025	INR	198,250	2,325	13	0
01/2025	KRW	1,571,458	1,137	73	0
01/2025	TWD	76,542	2,404	77	0
01/2025	$338	IDR	5,367,563	0	(6)
01/2025	2,517	INR	212,947	0	(34)
01/2025	217	KRW	318,566	0	(1)
03/2025	KRW	317,781	$217	1	0
03/2025	MXN	2,967	145	5	0
03/2025	$189	IDR	3,064,016	0	(1)
03/2025	2,325	INR	199,139	0	(17)
DUB	01/2025	KRW	1,416,886	$1,017	57	0
01/2025	$234	KRW	330,430	0	(10)
01/2025	162	PLN	662	0	(2)
02/2025	663	MXN	13,421	0	(24)
03/2025	11	TRY	516	3	0
FAR	01/2025	AUD	4,387	$2,847	131	0
01/2025	TWD	1,139	35	1	0
GLM	01/2025	KRW	645,914	470	32	0
01/2025	MXN	4,007	191	0	0
01/2025	TWD	17,941	559	13	0
01/2025	$408	IDR	6,463,906	0	(9)
01/2025	183	PLN	746	0	(3)
02/2025	299	MXN	6,084	0	(9)
JPM	01/2025	CNH	8,299	$1,147	16	0
01/2025	IDR	250,503	15	0	0
01/2025	TRY	2,070	58	0	0
01/2025	TWD	16,078	496	8	0
01/2025	$27	IDR	433,355	0	(1)
01/2025	402	INR	34,051	0	(5)
01/2025	133	JPY	19,858	0	(6)
01/2025	411	PLN	1,671	0	(6)
01/2025	58	TRY	2,090	0	0
03/2025	15	IDR	251,286	0	0
03/2025	9	TRY	455	3	0
05/2025	546	24,302	64	0
MBC	01/2025	CHF	2,562	$2,920	94	0
01/2025	CNH	1,264	174	1	0
01/2025	EUR	8,610	9,072	149	0
01/2025	INR	8,553	100	0	0
01/2025	KRW	1,996,043	1,437	85	0
01/2025	$278	CNH	2,028	0	(2)
01/2025	907	EUR	871	0	(5)
01/2025	276	INR	23,336	0	(4)
01/2025	309	PLN	1,261	0	(4)
01/2025	423	TWD	13,761	0	(5)
03/2025	ILS	92	$26	1	0
03/2025	$100	INR	8,597	0	0
04/2025	TWD	13,683	$423	5	0
05/2025	CNH	3,226	445	3	0
MYI	01/2025	$153	IDR	2,424,071	0	(3)
01/2025	242	PLN	984	0	(3)
02/2025	TRY	295	$8	0	0
NGF	01/2025	$409	IDR	6,507,759	0	(6)
SCX	01/2025	CNH	4,117	$570	9	0
01/2025	SGD	102	76	1	0
01/2025	TWD	9,452	295	8	0
01/2025	$487	IDR	7,694,243	0	(12)
01/2025	807	INR	68,251	0	(11)
01/2025	55	KRW	80,994	0	0
01/2025	223	TWD	7,283	0	(2)
03/2025	KRW	80,790	$55	0	0
04/2025	TWD	7,247	223	2	0
05/2025	CNH	2,506	348	5	0
SOG	01/2025	$877	PLN	3,560	0	(16)
TOR	01/2025	253	JPY	38,071	0	(11)
UAG	01/2025	206	PLN	836	0	(3)

Total Forward Foreign Currency Contracts	$1,264	$(327)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	300	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	300	(1)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	500	(1)	(10)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	500	(1)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	500	(1)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	500	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	500	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	500	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	900	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	500	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	900	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	500	(2)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	500	(2)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	300	(1)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	300	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	400	(1)	(5)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	200	(1)	(3)

Total Written Options	$(42)	$(68)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.019%	$100	$(4)	$4	$0	$0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	100	(1)	0	0	(1)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	100	(1)	2	1	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.298	1,000	(62)	56	0	(6)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	400	1	1	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	100	0	0	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	100	(2)	2	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	400	(4)	2	0	(2)

$(73)	$67	$3	$(9)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CDX.HY-37 5-Year Index 25-35%			5.000%	Quarterly	12/20/2026	$2,600	$354	$(114)	$240	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	S&P 500 Total Return Index	803	5.040% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$10,621	$0	$(299)	$0	$(299)
CIB	Receive	S&P 500 Total Return Index	3,386	5.530% (FEDL01 plus a specified spread)	Monthly	01/08/2025	43,719	0	(212)	0	(212)
	Receive	S&P 500 Total Return Index	4,541	5.530% (FEDL01 plus a specified spread)	Monthly	01/15/2025	58,633	0	(294)	0	(294)
	Receive	S&P 500 Total Return Index	10,298	5.110% (FEDL01 plus a specified spread)	Monthly	04/02/2025	132,966	0	(597)	0	(597)
	Receive	S&P 500 Total Return Index	5,720	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	73,856	0	(336)	0	(336)
RBC	Receive	S&P 500 Total Return Index	188	5.160% (FEDL01 plus a specified spread)	Monthly	01/08/2025	2,427	0	(11)	0	(11)
	Receive	S&P 500 Total Return Index	726	5.160% (FEDL01 plus a specified spread)	Monthly	01/22/2025	9,374	0	(43)	0	(43)
	Receive	S&P 500 Total Return Index	402	5.090% (FEDL01 plus a specified spread)	Monthly	03/05/2025	5,191	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	1,107	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,293	0	(63)	0	(63)
	Receive	S&P 500 Total Return Index	910	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	11,750	0	(52)	0	(52)
	Receive	S&P 500 Total Return Index	402	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,191	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	725	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	9,361	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	3,810	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	49,194	0	(222)	0	(222)
TOR	Receive	S&P 500 Total Return Index	329	5.090% (FEDL01 plus a specified spread)	Monthly	02/19/2025	4,248	0	(19)	0	(19)
UAG	Receive	S&P 500 Total Return Index	1,454	4.770% (FEDL01 plus a specified spread)	Monthly	01/22/2025	18,774	0	(79)	0	(79)

								$0	$(2,315)	$0	$(2,315)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	NVIDIA Corp.	93,100	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$12,800	$0	$357	$357	$0

Total Swap Agreements								$281	$(2,005)	$600	$(2,324)

(m)

Securities with an aggregate market value of $12,532 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$304	$2	$306
Corporate Bonds & Notes
Banking & Finance	0	139,327	0	139,327
Industrials	0	164,926	303	165,229
Utilities	0	43,545	0	43,545
Municipal Bonds & Notes
California	0	4,647	0	4,647
Georgia	0	2,464	0	2,464
Maryland	0	1,492	0	1,492
Ohio	0	2,007	0	2,007
Texas	0	1,669	0	1,669
U.S. Government Agencies	0	233,018	0	233,018
U.S. Treasury Obligations	0	453,397	0	453,397
Non-Agency Mortgage-Backed Securities	0	8,937	0	8,937
Asset-Backed Securities
CMBS Other	0	1,840	0	1,840
Home Equity Other	0	2,842	0	2,842
Other ABS	0	7,335	0	7,335
Sovereign Issues	0	19,598	0	19,598
Common Stocks
Information Technology	12,502	0	0	12,502
Exchange-Traded Funds	72,366	0	0	72,366
Short-Term Instruments
U.S. Treasury Bills	0	6	0	6

	$84,868	$1,087,354	$305	$1,172,527
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,366	$0	$0	$8,366

Total Investments	$93,234	$1,087,354	$305	$1,180,893

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	635	0	635
Over the counter	0	1,864	0	1,864

	$0	$2,499	$0	$2,499
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(395)	(64)	0	(459)
Over the counter	0	(2,719)	0	(2,719)

	$(395)	$(2,783)	$0	$(3,178)

Total Financial Derivative Instruments	$(395)	$(284)	$0	$(679)

Totals	$92,839	$1,087,070	$305	$1,180,214

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.8% ¤
CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.6%
Bank of America Corp.
3.705% due 04/24/2028 •	$1,025	$998
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~	500	501
Barclays PLC 6.224% due 05/09/2034 •	400	411
Credit Suisse AG AT1 Claim	1,078	135
Goldman Sachs Group, Inc. 3.615% due 03/15/2028 •	1,000	973
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	200	196
Morgan Stanley
4.654% due 10/18/2030 •	200	196
6.296% due 10/18/2028 •	100	104
UBS Group AG 6.327% due 12/22/2027 •	600	616
VICI Properties LP 4.750% due 02/15/2028	100	99
Wells Fargo & Co. 2.393% due 06/02/2028 •	1,100	1,036

		5,265

INDUSTRIALS 2.0%
Boeing Co. 6.528% due 05/01/2034	100	105
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	300	282
CVS Pass-Through Trust 6.943% due 01/10/2030	294	301
MPLX LP 2.650% due 08/15/2030	400	350
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	700	674
4.810% due 09/17/2030	200	188

		1,900

UTILITIES 0.4%
Pacific Gas & Electric Co. 4.550% due 07/01/2030	400	387

Total Corporate Bonds & Notes (Cost $7,473)		7,552

U.S. GOVERNMENT AGENCIES 40.0%
Fannie Mae
4.202% due 10/01/2029 ~	600	586
4.705% due 09/01/2031 ~	1,100	1,091
4.720% due 10/01/2028	700	701
4.930% due 06/01/2029	300	303
5.033% due 07/25/2037 - 09/25/2042 •	27	26
5.063% due 07/25/2037 •	31	30
5.083% due 09/25/2035 •	60	59
5.093% due 09/25/2035 •	128	127
5.403% due 06/25/2037 •	261	260
6.065% due 12/01/2033 •	1	1
6.374% due 12/01/2033 •	3	3
6.647% due 11/01/2035 •	1	1
6.803% due 09/01/2035 •	4	4
6.897% due 06/01/2035 •	2	2
7.335% due 06/01/2034 •	9	10
7.430% due 07/01/2035 •	1	1
7.564% due 06/01/2035 •	2	2
Freddie Mac
3.000% due 09/01/2032	602	575
4.000% due 01/01/2048 - 03/01/2049	78	72
5.000% due 06/01/2030 - 01/01/2039	537	534
5.092% due 03/15/2037 •	228	225
5.412% due 08/15/2037 •	380	379
5.422% due 10/15/2037 •	58	58
5.432% due 05/15/2037 - 09/15/2037 •	428	427

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 01/01/2035 - 03/01/2039	94	95
6.000% due 08/01/2027 - 12/01/2037	18	20
7.417% due 06/01/2035 •	4	4
7.647% due 11/01/2034 •	1	1
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	1,953	1,947
6.000% due 07/15/2037 - 08/15/2037	19	19
Ginnie Mae, TBA 5.000% due 02/01/2055	1,530	1,484
U.S. Small Business Administration 4.430% due 05/01/2029	33	32
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	119	117
4.000% due 01/01/2025 - 06/01/2026	8	8
4.500% due 06/01/2025 - 02/01/2044	1,078	1,042
5.000% due 11/01/2025 - 01/01/2029	10	10
5.500% due 02/01/2025 - 09/01/2041	2,726	2,750
6.000% due 10/01/2026 - 05/01/2041	1,976	2,044
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	2,200	1,869
4.000% due 02/01/2055	4,430	4,051
4.500% due 02/01/2055	2,100	1,974
5.000% due 01/01/2055	130	126
5.500% due 02/01/2055	3,300	3,254
6.000% due 02/01/2055	3,160	3,172
6.500% due 02/01/2055	8,050	8,210

Total U.S. Government Agencies (Cost $38,191)		37,706

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	2,064	1,846
1.875% due 07/15/2034	1,750	1,696
2.125% due 04/15/2029	1,327	1,329

Total U.S. Treasury Obligations (Cost $5,084)		4,871

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.4%
Banc of America Funding Trust 5.670% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
6.377% due 07/25/2035 ~	81	77
Bear Stearns Adjustable Rate Mortgage Trust
6.039% due 11/25/2034 ~	10	9
6.363% due 11/25/2034 ~	1	1
7.729% due 12/25/2035 ~	2	2
Bear Stearns ALT-A Trust 5.732% due 10/25/2035 ~	428	356
BX Trust 5.146% due 04/15/2039 •	514	512
Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~	24	22
4.914% due 09/25/2036 ~	92	73
6.000% due 12/25/2036	129	55
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,218	1,219
7.230% due 10/25/2035 •	2	2
7.410% due 05/25/2035 •	1	1
COLT Mortgage Loan Trust 1.325% due 10/26/2065 ~	421	382
Countrywide Alternative Loan Trust
4.833% due 09/25/2046 •	488	464
5.013% due 02/25/2037 •	65	54
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,296	572
Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~	107	101
5.400% due 02/20/2035 ~	1	1
6.662% due 02/20/2036 •	1	1
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~	3	2
4.769% due 11/25/2035 ~	142	118
5.330% due 09/25/2035 ~	3	3
6.000% due 02/25/2036	2,666	1,043
6.000% due 07/25/2037	674	433
HarborView Mortgage Loan Trust
4.342% due 06/19/2036 ~	645	327
4.821% due 12/19/2036 •	54	48
4.921% due 05/19/2035 •	4	4
IndyMac INDX Mortgage Loan Trust
3.202% due 06/25/2037 ~	1,278	1,018
4.195% due 06/25/2036 ~	1,180	1,025
JP Morgan Alternative Loan Trust 4.316% due 05/25/2036 ~	641	360
JP Morgan Mortgage Trust
4.629% due 10/25/2036 ~	283	205

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

5.072% due 10/25/2036 ~		40	23
5.742% due 02/25/2035 ~		1	1
5.750% due 01/25/2036		22	10
Lehman Mortgage Trust 6.000% due 09/25/2037		328	317
MASTR Adjustable Rate Mortgages Trust 3.268% due 07/25/2035 ~		89	78
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •		6	6
Merrill Lynch Alternative Note Asset Trust 5.053% due 03/25/2037 •		932	223
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2036 •		8	8
4.953% due 11/25/2035 •		6	5
5.360% due 09/25/2035 ~		240	190
6.420% due 05/25/2033 ~		5	5
MFA Trust 4.400% due 03/25/2068 þ		775	757
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •		473	463
New Orleans Hotel Trust 5.434% due 04/15/2032 •		1,000	986
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		28	14
5.769% due 06/25/2036 ~		889	242
OBX Trust 5.949% due 02/25/2063 þ		730	733
Prime Mortgage Trust 6.000% due 06/25/2036		2	2
Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2037 •		592	514
4.813% due 07/25/2036 •		2,384	815
4.823% due 08/25/2036 •		1,087	968
4.833% due 07/25/2036 •		942	839
Structured Adjustable Rate Mortgage Loan Trust
6.225% due 01/25/2035 •		10	9
7.203% due 02/25/2034 ~		4	3
Structured Asset Mortgage Investments Trust 5.013% due 02/25/2036 •		5	4
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	199	248
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		$267	234
WaMu Mortgage Pass-Through Certificates Trust
4.060% due 02/25/2037 ~		169	143
5.093% due 08/25/2045 •		814	806
6.025% due 11/25/2042 •		1	1
6.325% due 10/25/2046 •		43	39
Wells Fargo Mortgage-Backed Securities Trust 6.944% due 12/25/2036 ~		177	171

Total Non-Agency Mortgage-Backed Securities (Cost $21,249)			17,349

ASSET-BACKED SECURITIES 24.1%
AUTOMOBILE SEQUENTIAL 2.6%
Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	405
5.420% due 04/10/2028		580	583
6.360% due 04/12/2027		166	166
GLS Auto Select Receivables Trust 6.270% due 08/16/2027		131	132
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		300	302
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030		189	189
7.130% due 01/26/2032		323	326
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		64	64
Veros Auto Receivables Trust 7.120% due 11/15/2028		331	333

			2,500

CMBS OTHER 3.4%
AREIT LLC 6.624% due 06/17/2039 •		1,000	1,003
AREIT Trust 5.850% due 01/20/2037 •		816	814
BPCRE Ltd. 6.775% due 01/16/2037 •		105	105
MF1 Ltd. 5.570% due 10/16/2036 •		573	572
Ready Capital Mortgage Financing LLC 6.806% due 06/25/2037 •		175	176

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

Shelter Growth CRE Issuer Ltd. 6.662% due 06/17/2037 •		545	546

			3,216

CMBS SUBORDINATED 0.6%
Shelter Growth CRE Issuer Ltd. 7.559% due 06/17/2037 •		600	602

HOME EQUITY OTHER 11.7%
ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •		6	2
5.473% due 04/25/2035 •		770	749
Aegis Asset-Backed Securities Trust 5.188% due 08/25/2035 •		1,300	1,079
Argent Securities Trust 4.813% due 04/25/2036 •		920	289
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.113% due 11/25/2035 •		438	425
Centex Home Equity Loan Trust 4.948% due 06/25/2036 •		500	466
Citigroup Mortgage Loan Trust 4.773% due 12/25/2036 •		602	327
Encore Credit Receivables Trust 5.353% due 01/25/2036 •		1,000	972
Equifirst Loan Securitization Trust 4.623% due 04/25/2037 •		635	582
JP Morgan Mortgage Acquisition Trust 4.858% due 07/25/2036 •		788	772
Long Beach Mortgage Loan Trust
4.753% due 05/25/2036 •		560	295
5.013% due 10/25/2034 •		5	5
5.698% due 11/25/2032 •		590	609
Merrill Lynch First Franklin Mortgage Loan Trust 4.733% due 04/25/2037 •		1,335	585
Morgan Stanley ABS Capital, Inc. Trust 4.513% due 05/25/2037 •		322	284
Morgan Stanley Home Equity Loan Trust 4.623% due 04/25/2037 •		860	441
Nationstar Home Equity Loan Trust 5.093% due 04/25/2037 •		526	518
Ownit Mortgage Loan Trust 5.278% due 08/25/2036 •		726	642
Residential Asset Securities Corp. Trust 5.338% due 12/25/2035 •		1,100	982
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •		1,086	425
Structured Asset Investment Loan Trust 4.633% due 09/25/2036 •		884	539

			10,988

HOME EQUITY SEQUENTIAL 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust 4.793% due 12/25/2036 •		63	62

WHOLE LOAN COLLATERAL 2.3%
First Franklin Mortgage Loan Trust
4.773% due 04/25/2036 •		74	72
4.953% due 06/25/2036 •		500	446
Securitized Asset-Backed Receivables LLC Trust
4.613% due 08/25/2036 •		1,227	394
5.413% due 01/25/2036 •		1,322	1,218

			2,130

OTHER ABS 3.4%
BHG Securitization Trust 5.320% due 10/17/2035		15	15
CRB Securitization Trust 6.960% due 10/20/2033		348	351
Harvest CLO DAC 3.824% due 10/15/2031 •	EUR	340	352
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		$54	54
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		180	175
5.700% due 07/15/2029		185	182
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		58	58
Nelnet Student Loan Trust 5.225% due 04/20/2062 •		799	795
Pagaya AI Debt Selection Trust 7.600% due 12/16/2030		90	90

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

SMB Private Education Loan Trust
2.340% due 09/15/2034		44	44
5.303% due 09/15/2054 •		655	653
Theorem Funding Trust 6.060% due 12/15/2028		151	151
Upstart Pass-Through Trust 3.800% due 04/20/2030		94	93
Upstart Securitization Trust 5.500% due 06/20/2032		240	239

			3,252

Total Asset-Backed Securities (Cost $23,962)			22,750

SOVEREIGN ISSUES 4.9%
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,000	81
Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	1,669	67
3.000% due 12/03/2026 (c)		1,669	76
4.000% due 08/24/2034 (c)		11,680	498
8.500% due 03/01/2029		4,600	210
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,200	535
6.150% due 08/12/2032		6,100	1,613
6.900% due 08/12/2037		700	186
6.950% due 08/12/2031		600	168
7.300% due 08/12/2033		800	225
7.600% due 08/12/2039		300	84
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,100	146
8.000% due 01/31/2030		3,300	168
8.250% due 03/31/2032		900	44
8.500% due 01/31/2037		2,000	90
9.000% due 01/31/2040		9,100	411
Turkey Government International Bond 50.485% (BISTREFI) due 05/20/2026 ~	TRY	100	3

Total Sovereign Issues (Cost $4,695)			4,605

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS (d) 3.2%			3,000

U.S. TREASURY BILLS 8.0%
4.497% due 01/16/2025 - 03/06/2025 (a)(b)(g)		$7,548	7,514

Total Short-Term Instruments (Cost $10,513)			10,514

Total Investments in Securities (Cost $111,167)			105,347

		SHARES
INVESTMENTS IN AFFILIATES 14.4%
SHORT-TERM INSTRUMENTS 14.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%
PIMCO Short Asset Portfolio		628,249	6,153
PIMCO Short-Term Floating NAV Portfolio III		763,875	7,438

Total Short-Term Instruments (Cost $13,502)			13,591

Total Investments in Affiliates (Cost $13,502)			13,591

Total Investments 126.1% (Cost $124,669)			$118,938
Financial Derivative Instruments (e)(f) (4.8)%(Cost or Premiums, net $621)			(4,562)
Other Assets and Liabilities, net (21.3)%			(20,100)

Net Assets 100.0%			$94,276

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$3,000	U.S. Treasury Notes 4.250% due 06/30/2029	$(3,056)	$3,000	$3,001

Total Repurchase Agreements	$(3,056)	$3,000	$3,001

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$4,400	$(3,878)	$(3,891)

Total Short Sales (4.1)%	$(3,878)	$(3,891)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,657) at a weighted average interest rate of 5.432%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	17	$3,495	$(8)	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2025	58	6,308	(98)	0	(13)
U.S. Treasury Long-Term Bond March Futures	03/2025	8	911	(20)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	10	1,189	(48)	0	(4)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	19	2,115	(29)	0	(5)

$(203)	$0	$(24)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	23	$(5,500)	$0	$0	$0
E-Mini S&P 500 Index March Futures	03/2025	46	(13,652)	151	48	0
U.S. Treasury 5-Year Note March Futures	03/2025	12	(1,276)	11	1	0

$162	$49	$0

Total Futures Contracts	$(41)	$49	$(24)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.794%	EUR	500	$(5)	$9	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-42 5-Year Index	(1.000)%	Quarterly		06/20/2029		$3,200	$(72)	$(1)	$(73)	$0	$(1)
CDX.IG-43 5-Year Index	(1.000)	Quarterly		12/20/2029		11,100	(247)	(5)	(252)	0	(2)

							$(319)	$(6)	$(325)	$0	$(3)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,580	$91	$(133)	$(42)	$18	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$8,300	123	(41)	82	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		1,110	4	5	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		8,510	(42)	189	147	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		15,000	0	(124)	(124)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	167	243	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	48	82	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		3,300	0	(46)	(46)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	4	22	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	198	449	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	432	349	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,240	(12)	86	74	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		90	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(33)	176	143	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	54	82	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	36	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	53	69	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	164	218	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,150	49	191	240	3	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	3,470	45	3	48	9	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		1,545	17	5	22	5	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		620	(2)	(13)	(15)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	54	34	9	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	4,300	0	1	1	0	0

							$606	$1,529	$2,135	$90	$(16)

Total Swap Agreements							$282	$1,532	$1,814	$90	$(20)

Cash of $3,622 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025			$178		NZD	302	$0		$(9)
BOA		01/2025		CNH	291		$40		0		0
		01/2025		SEK	510		47		1		0
		01/2025			$73		JPY	11,055	0		(2)
		01/2025			25		KRW	34,794	0		(1)
BPS		01/2025		CNH	4,774		$659		8		0
		01/2025		CZK	2,082		87		2		0
		01/2025		IDR	1,588,695		97		0		(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	INR	8,683		101	0	0
	01/2025	KRW	230,471		165	9	0
	01/2025	MXN	4,540		225	7	0
	01/2025	PLN	283		69	1	0
	01/2025	TWD	10,951		345	12	0
	01/2025		$56	CHF	49	0	(1)
	01/2025		274	CNH	2,003	0	(1)
	01/2025		362	IDR	5,759,041	0	(7)
	01/2025		238	INR	20,111	0	(3)
	01/2025		144	KRW	214,344	1	0
	01/2025		321	PLN	1,308	0	(5)
	01/2025		446	TWD	14,464	0	(7)
	01/2025		550	ZAR	9,721	0	(35)
	01/2025	ZAR	2,881		$160	8	0
	02/2025	CNH	1,893		261	3	0
	02/2025		$185	CNH	1,347	0	(2)
	03/2025	ILS	114		$32	0	0
	03/2025	KRW	213,791		144	0	(1)
	03/2025	MXN	535		26	1	0
	03/2025		$97	IDR	1,593,511	1	0
	03/2025		101	INR	8,728	0	0
	04/2025	TWD	4,238		$131	2	0
	05/2025	CNH	2,601		358	2	0
BRC	01/2025	CAD	2,165		1,538	31	0
	01/2025	EUR	31		33	1	0
	01/2025	GBP	45		57	1	0
	01/2025	JPY	7,500		50	3	0
	01/2025	TRY	4,874		134	0	(2)
	01/2025		$142	IDR	2,230,997	0	(4)
	01/2025		69	JPY	10,320	0	(3)
	01/2025		198	KRW	285,753	0	(4)
	01/2025		324	TRY	11,909	4	0
	01/2025		100	TWD	3,283	0	0
	02/2025		10	JPY	1,629	0	0
	03/2025	ILS	429		$120	2	0
	03/2025		$324	TRY	12,398	4	0
BSH	02/2025	PEN	218		$58	0	0
	04/2025		4,305		1,130	0	(13)
	05/2025		94		25	0	0
CBK	01/2025	CNH	61		8	0	0
	01/2025	IDR	3,932,025		245	1	0
	01/2025	INR	97,405		1,143	7	0
	01/2025	KRW	833,938		604	38	0
	01/2025	TWD	44,897		1,410	45	0
	01/2025		$47	CNH	342	0	0
	01/2025		217	IDR	3,441,226	0	(4)
	01/2025		1,306	INR	110,444	0	(18)
	01/2025		114	KRW	167,828	0	(1)
	01/2025		52	TWD	1,695	0	(1)
	02/2025	PEN	1,476		$394	2	0
	03/2025	KRW	167,415		114	1	0
	03/2025	PEN	431		113	0	(1)
	03/2025		$120	IDR	1,940,590	0	(1)
	03/2025		1,077	INR	92,201	0	(8)
	04/2025	PEN	540		$145	2	0
	05/2025		83		22	0	0
	08/2025		21		5	0	0
DUB	01/2025	KRW	772,836		555	31	0
	01/2025		$140	KRW	198,256	0	(6)
	01/2025		126	PLN	516	0	(1)
	02/2025	PEN	1,603		$428	2	0
	03/2025		1,170		307	0	(3)
	05/2025		186		49	0	0
FAR	01/2025	AUD	1,657		1,076	50	0
	01/2025	TWD	668		21	0	0
	03/2025	PEN	440		117	0	0
GLM	01/2025	INR	12,843		151	1	0
	01/2025	KRW	338,772		247	17	0
	01/2025	TWD	10,523		328	8	0
	01/2025		$153	IDR	2,419,579	0	(4)
	01/2025		144	PLN	585	0	(2)
	02/2025	MXN	1,964		$96	3	0
JPM	01/2025	CNH	4,459		616	9	0
	01/2025	IDR	956,833		59	0	0
	01/2025	TWD	9,431		291	4	0
	01/2025		$17	IDR	274,473	0	0
	01/2025		201	INR	16,978	0	(3)
	01/2025		61	JPY	9,107	0	(3)
	01/2025		180	PLN	735	0	(3)
	05/2025	TRY	873		$20	0	(2)
MBC	01/2025	CHF	1,358		1,548	50	0
	01/2025	CNH	643		88	1	0
	01/2025	EUR	743		783	13	0
	01/2025	INR	3,654		43	0	0
	01/2025	KRW	1,106,874		797	47	0
	01/2025		$122	AUD	196	0	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	139	CAD	198	0	(2)
01/2025	148	CHF	133	0	(2)
01/2025	144	CNH	1,051	0	(1)
01/2025	55	EUR	52	0	(1)
01/2025	153	INR	12,949	0	(2)
01/2025	112	PLN	457	0	(1)
01/2025	205	TWD	6,661	0	(2)
02/2025	102	CNH	745	0	(1)
03/2025	ILS	137	$38	1	0
03/2025	$43	INR	3,673	0	0
04/2025	TWD	6,623	$205	2	0
05/2025	CNH	1,660	229	1	0
MYI	01/2025	$97	IDR	1,535,284	0	(2)
01/2025	88	PLN	357	0	(1)
NGF	01/2025	223	IDR	3,549,651	0	(3)
RBC	01/2025	INR	8,032	$94	0	0
01/2025	$64	KRW	89,086	0	(4)
01/2025	76	TWD	2,442	0	(2)
02/2025	19	JPY	3,046	0	0
03/2025	MXN	10,890	$532	16	0
SCX	01/2025	CNH	2,212	306	5	0
01/2025	TWD	5,544	173	4	0
01/2025	$447	GBP	352	0	(6)
01/2025	307	IDR	4,856,427	0	(7)
01/2025	417	INR	35,273	0	(6)
01/2025	29	KRW	42,670	0	0
01/2025	108	TWD	3,525	0	(1)
02/2025	24	JPY	3,831	0	0
03/2025	KRW	42,562	$29	0	0
04/2025	TWD	3,508	108	1	0
05/2025	CNH	1,274	177	2	0
SOG	01/2025	$384	PLN	1,561	0	(6)
SSB	04/2025	PEN	69	$18	0	0
05/2025	326	86	0	(1)
TOR	01/2025	$116	JPY	17,460	0	(5)
UAG	01/2025	PLN	526	$129	2	0
01/2025	$160	PLN	652	0	(3)

Total Forward Foreign Currency Contracts	$470	$(222)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	12,800	$62	$36
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	7,200	6	0

Total Purchased Options	$68	$36

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	12,800	(23)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	12,800	(38)	(20)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	100	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)

Total Written Options	$(67)	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,600	$338	$(20)	$318	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	39	4.790% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$503	$0	$2	$2	$0
FAR	Pay	S&P 500 Total Return Index	4,575	4.940% (FEDL01 plus a specified spread)	Maturity	04/16/2025	51,319	0	(5,319)	0	(5,319)
GST	Pay	S&P 500 Total Return Index	73	4.840% (FEDL01 plus a specified spread)	Monthly	02/05/2025	943	0	4	4	0
Pay	S&P 500 Total Return Index	60	4.900% (FEDL01 plus a specified spread)	Monthly	03/12/2025	775	0	3	3	0
JPM	Pay	S&P 500 Total Return Index	1,597	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	20,620	0	93	93	0

$0	$(5,217)	$102	$(5,319)

Total Swap Agreements	$338	$(5,237)	$420	$(5,319)

(g)

Securities with an aggregate market value of $5,573 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,265	$0	$5,265
Industrials	0	1,900	0	1,900
Utilities	0	387	0	387
U.S. Government Agencies	0	37,706	0	37,706
U.S. Treasury Obligations	0	4,871	0	4,871
Non-Agency Mortgage-Backed Securities	0	17,349	0	17,349
Asset-Backed Securities
Automobile Sequential	0	2,500	0	2,500
CMBS Other	0	3,216	0	3,216
CMBS Subordinated	0	602	0	602
Home Equity Other	0	10,988	0	10,988
Home Equity Sequential	0	62	0	62
Whole Loan Collateral	0	2,130	0	2,130
Other ABS	0	3,252	0	3,252
Sovereign Issues	0	4,605	0	4,605
Short-Term Instruments
Repurchase Agreements	0	3,000	0	3,000
U.S. Treasury Bills	0	7,514	0	7,514

	$0	$105,347	$0	$105,347
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,591	$0	$0	$13,591

Total Investments	$13,591	$105,347	$0	$118,938

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,891)	$0	$(3,891)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	91	0	139
Over the counter	0	926	0	926

	$48	$1,017	$0	$1,065
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(44)	0	(44)
Over the counter	0	(5,583)	0	(5,583)

	$0	$(5,627)	$0	$(5,627)

Total Financial Derivative Instruments	$48	$(4,610)	$0	$(4,562)

Totals	$13,639	$96,846	$0	$110,485

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.2% ¤
CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 8.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$926
3.300% due 01/30/2032		1,000	872
American Express Co. 5.284% due 07/26/2035 •		2,000	1,979
Athene Global Funding 5.620% due 05/08/2026		2,700	2,726
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	769
Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,049
5.202% due 04/25/2029 •		1,000	1,005
5.933% due 09/15/2027 •		3,600	3,665
Bank of Nova Scotia 5.450% due 08/01/2029		3,400	3,463
Barclays PLC
5.690% due 03/12/2030 •		1,500	1,515
7.437% due 11/02/2033 •		1,100	1,211
Credit Suisse AG AT1 Claim		5,820	727
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	2,400	2,456
Discover Bank
3.450% due 07/27/2026		$1,700	1,663
4.650% due 09/13/2028		2,700	2,646
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	921
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
4.687% due 06/09/2025		200	200
5.125% due 06/16/2025		200	200
5.800% due 03/05/2027		800	808
5.800% due 03/08/2029		300	300
6.950% due 03/06/2026		200	204
6.950% due 06/10/2026		200	205
GLP Capital LP 5.625% due 09/15/2034		200	197
Goldman Sachs Group, Inc.
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		800	803
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,585
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	176
4.292% due 09/12/2026 •		1,400	1,394
5.887% due 08/14/2027 •		300	304
Jackson National Life Global Funding 5.600% due 04/10/2026		2,100	2,117
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		700	673
1.578% due 04/22/2027 •		700	672
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		200	202
Morgan Stanley 1.512% due 07/20/2027 •		2,000	1,901
Morgan Stanley Bank NA 4.952% due 01/14/2028 •		3,200	3,205
NatWest Group PLC 4.892% due 05/18/2029 •		2,679	2,654
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,132
3.103% due 01/16/2030		1,900	1,715
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		1,500	1,016
Prologis LP 5.000% due 01/31/2035		600	585
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,778
UBS Group AG 3.091% due 05/14/2032 •		1,300	1,131
VICI Properties LP 4.750% due 02/15/2028		1,800	1,786

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo & Co. 3.196% due 06/17/2027 •	1,200	1,173

		59,894

INDUSTRIALS 2.7%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	2,000	1,849
Bayer U.S. Finance LLC
6.125% due 11/21/2026	200	204
6.375% due 11/21/2030	400	412
DAE Funding LLC
2.625% due 03/20/2025	800	794
3.375% due 03/20/2028	900	843
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	196
MPLX LP 2.650% due 08/15/2030	1,300	1,138
Nissan Motor Co. Ltd.
3.522% due 09/17/2025	2,000	1,972
4.345% due 09/17/2027	3,389	3,264
4.810% due 09/17/2030	2,500	2,352
Occidental Petroleum Corp. 5.550% due 10/01/2034	2,600	2,531
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	1,200	1,125
Sands China Ltd.
5.125% due 08/08/2025	1,300	1,295
5.400% due 08/08/2028	1,300	1,286
United Airlines Pass-Through Trust 5.450% due 08/15/2038	400	402

		19,663

UTILITIES 0.8%
Eversource Energy 5.850% due 04/15/2031	2,400	2,463
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	938
4.550% due 07/01/2030	1,200	1,162
Southern California Edison Co. 5.150% due 06/01/2029	1,500	1,510

		6,073

Total Corporate Bonds & Notes (Cost $87,950)		85,630

U.S. GOVERNMENT AGENCIES 43.5%
Fannie Mae
4.202% due 10/01/2029 ~	4,400	4,301
4.930% due 06/01/2029	1,900	1,920
5.033% due 07/25/2037 •	4	4
5.063% due 07/25/2037 •	9	9
5.083% due 09/25/2035 •	25	24
5.519% due 11/25/2054 •	3,578	3,564
Freddie Mac
4.000% due 01/01/2048	966	897
5.422% due 10/15/2037 •	11	11
6.000% due 04/01/2040	2	2
Ginnie Mae
5.017% due 08/20/2047 •	285	276
6.000% due 12/15/2038	28	29
Ginnie Mae, TBA
4.500% due 01/01/2055 - 02/01/2055	6,430	6,078
5.000% due 02/01/2055	19,070	18,493
U.S. Small Business Administration
5.290% due 12/01/2027	4	4
5.720% due 01/01/2029	112	112
6.020% due 08/01/2028	57	58
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	7,609	6,827
4.000% due 09/01/2025 - 03/01/2026	4	5
4.500% due 08/01/2052 - 12/01/2053	22,413	21,136
6.000% due 07/01/2035 - 05/01/2041	349	360
7.500% due 08/01/2025 - 11/01/2037	27	27
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	19,900	16,906
4.000% due 02/01/2055 - 03/01/2055	43,950	40,188
4.500% due 03/01/2055	2,644	2,485
5.000% due 01/01/2055	10,240	9,884
5.500% due 02/01/2055	29,030	28,627
6.000% due 02/01/2055	39,790	39,942

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 02/01/2055		115,030	117,317

Total U.S. Government Agencies (Cost $320,633)			319,486

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (h)(j)		1,743	1,264
1.000% due 02/15/2046 (h)		3,677	2,772
1.875% due 07/15/2034		19,315	18,721
2.125% due 04/15/2029		10,920	10,936

Total U.S. Treasury Obligations (Cost $36,370)			33,693

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust 6.106% due 11/25/2037 ~		4,114	2,717
American Home Mortgage Assets Trust 5.745% due 11/25/2046 •		6,038	1,568
Atrium Hotel Portfolio Trust 6.195% due 12/15/2036 •		4,600	4,480
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	3,338	4,182
BCAP LLC Trust 5.546% due 03/26/2037 ~		$4,012	1,695
Bear Stearns ALT-A Trust
4.375% due 11/25/2035 ~		2,581	1,414
4.696% due 11/25/2035 ~		90	80
ChaseFlex Trust 5.053% due 07/25/2037 •		2,481	2,141
Citigroup Mortgage Loan Trust
4.523% due 01/25/2037 •		2	2
6.170% due 09/25/2062 þ		5,278	5,281
6.300% due 03/25/2036 •		45	44
6.816% due 08/25/2035 ~		9	9
CitiMortgage Alternative Loan Trust 5.053% due 04/25/2037 •		869	728
Commercial Mortgage Trust 5.445% due 06/15/2034 •		2,735	2,542
Countrywide Alternative Loan Trust
4.693% due 12/25/2046 •		2,203	1,916
4.773% due 02/25/2047 •		9	8
4.773% due 09/25/2047 •		1,169	1,063
4.853% due 06/25/2037 •		30	27
5.750% due 02/25/2037		668	339
5.825% due 02/25/2036 •		3	3
6.000% due 08/25/2035		1,059	421
6.000% due 06/25/2047		1,737	879
Countrywide Home Loan Mortgage Pass-Through Trust
4.828% due 11/25/2037 ~		425	395
5.165% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		19	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.000% due 01/25/2060 ~		2,650	2,314
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.113% due 08/25/2037 •		1,654	1,334
GSR Mortgage Loan Trust 4.648% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.821% due 12/19/2036 •		139	123
4.861% due 01/19/2038 •		195	171
4.891% due 12/19/2036 •		715	544
InTown Mortgage Trust 7.683% due 08/15/2039 •		7,600	7,624
JP Morgan Mortgage Trust
5.220% due 08/25/2034 ~		11	10
5.750% due 01/25/2036		10	5
6.082% due 07/25/2035 ~		715	718
JP Morgan Resecuritization Trust
3.013% due 06/26/2037 ~		3,941	2,882
4.822% due 06/26/2037 •		1,240	1,235
Legacy Mortgage Asset Trust 4.875% due 10/25/2068 þ		1,285	1,281
Lehman Mortgage Trust 5.103% due 11/25/2036 •		1,091	516
Lehman XS Trust 4.903% due 08/25/2046 •		983	977
MASTR Adjustable Rate Mortgages Trust 5.625% due 12/25/2046 •		5,138	3,865
Merrill Lynch Mortgage Investors Trust 5.360% due 09/25/2035 ~		38	30
Morgan Stanley Mortgage Loan Trust 5.383% due 11/25/2035 •		1,014	1,015
MortgageIT Mortgage Loan Trust 4.913% due 06/25/2047 •		614	539
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,447	1,382

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

2.750% due 11/25/2059 ~		2,627	2,502
New York Mortgage Trust 5.250% due 07/25/2062 þ		3,225	3,206
PRKCM Trust 7.225% due 11/25/2058 þ		1,148	1,171
Residential Accredit Loans, Inc. Trust
4.823% due 08/25/2036 •		289	257
4.853% due 05/25/2047 •		2,841	2,538
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	827	1,039
Structured Adjustable Rate Mortgage Loan Trust 5.703% due 04/25/2035 ~		$44	40
Structured Asset Mortgage Investments Trust 4.573% due 08/25/2036 •		3,175	2,759
Structured Asset Securities Corp. 4.803% due 04/25/2035 •		1,097	974
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	1,191	1,487
Towd Point Mortgage Funding 5.719% due 07/20/2053 •		2,218	2,782
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~		986	1,237
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$1,793	1,764
Verus Securitization Trust 4.910% due 06/25/2067 þ		2,358	2,335
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~		124	103
4.584% due 08/25/2036 ~		52	46
4.781% due 06/25/2037 ~		418	363
5.203% due 12/25/2035 ~		700	643
5.555% due 01/25/2047 •		8	8
5.595% due 05/25/2047 •		1,708	1,414
5.613% due 11/25/2045 •		1,401	1,285
6.325% due 09/25/2046 •		21	20
6.325% due 10/25/2046 •		15	14
Wells Fargo Mortgage-Backed Securities Trust 6.944% due 12/25/2036 ~		53	51

Total Non-Agency Mortgage-Backed Securities (Cost $94,827)			86,550

ASSET-BACKED SECURITIES 31.5%
AUTOMOBILE ABS OTHER 0.5%
Santander Drive Auto Receivables Trust 4.980% due 02/15/2028		4,012	4,016

AUTOMOBILE SEQUENTIAL 4.4%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		2,400	2,454
Bank of America Auto Trust 5.830% due 05/15/2026		628	629
BMW Vehicle Owner Trust 5.470% due 02/25/2028		1,500	1,514
Carvana Auto Receivables Trust
4.680% due 02/10/2028		2,900	2,899
5.500% due 08/10/2027		793	796
5.620% due 01/10/2029		300	304
6.090% due 11/10/2026		219	219
6.410% due 09/10/2027		789	793
Citizens Auto Receivables Trust
5.110% due 04/17/2028		500	504
5.430% due 10/15/2026		461	462
CPS Auto Receivables Trust 6.130% due 09/15/2026		522	522
Exeter Automobile Receivables Trust
5.630% due 10/15/2026		600	601
5.700% due 05/15/2026		577	578
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,345	1,354
GLS Auto Select Receivables Trust 5.960% due 10/16/2028		1,800	1,826
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		1,600	1,618
Hertz Vehicle Financing LLC 5.440% due 01/25/2029		4,200	4,231
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		2,200	2,217
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		462	464
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		695	678
5.320% due 09/25/2030		530	529
5.380% due 11/25/2030		1,020	1,021

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Santander Drive Auto Receivables Trust 6.180% due 02/16/2027	826	827
SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,600	1,606
5.450% due 12/15/2027	2,105	2,112
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	669	675
Veros Auto Receivables Trust 7.120% due 11/15/2028	955	960

		32,393

CMBS OTHER 1.7%
M360 Ltd. 6.721% due 11/22/2038 •	3,100	3,048
MF1 LLC 7.001% due 09/17/2037 •	2,730	2,737
MF1 Ltd. 6.116% due 02/19/2037 •	6,100	6,013
Ready Capital Mortgage Financing LLC 5.653% due 11/25/2036 •	392	392

		12,190

CREDIT CARD BULLET 1.0%
American Express Credit Account Master Trust 4.870% due 05/15/2028	2,700	2,715
Synchrony Card Funding LLC 4.930% due 07/15/2030	4,400	4,432

		7,147

HOME EQUITY OTHER 8.5%
Aames Mortgage Investment Trust 5.443% due 07/25/2035 •	38	38
ABFC Trust 4.713% due 01/25/2037 •	1,651	1,161
Bear Stearns Asset-Backed Securities Trust 4.773% due 08/25/2036 •	260	249
Citigroup Mortgage Loan Trust
4.513% due 07/25/2045 •	72	50
4.773% due 12/25/2036 •	2,005	1,089
Countrywide Asset-Backed Certificates Trust
4.238% due 05/25/2036 •	1,188	1,155
4.593% due 06/25/2037 •	554	518
4.643% due 11/25/2037 •	94	88
4.703% due 06/25/2047 •	656	634
4.733% due 06/25/2047 •	634	571
4.973% due 12/25/2036 •	2,097	1,971
4.993% due 03/25/2036 •	696	609
Credit-Based Asset Servicing & Securitization LLC 4.822% due 07/25/2037 •	5	3
Fieldstone Mortgage Investment Trust 5.188% due 12/25/2035 •	1,117	1,099
Fremont Home Loan Trust
4.653% due 08/25/2036 •	81	25
4.793% due 02/25/2036 •	800	766
GSAA Home Equity Trust
4.244% due 03/25/2036 ~	3,180	1,908
4.853% due 03/25/2037 •	3,988	1,104
GSAMP Trust
4.753% due 08/25/2036 •	40	40
4.913% due 01/25/2037 •	2,700	2,257
5.773% due 12/25/2034 •	848	730
Home Equity Loan Trust 4.793% due 04/25/2037 •	5,300	4,581
Home Equity Mortgage Loan Asset-Backed Trust
4.743% due 11/25/2034 •	119	116
5.518% due 08/25/2035 •	2,000	1,935
JP Morgan Mortgage Acquisition Trust 4.663% due 10/25/2036 •	12	12
Long Beach Mortgage Loan Trust
4.893% due 02/25/2036 •	1,247	1,222
5.368% due 08/25/2035 •	1,700	1,537
MASTR Specialized Loan Trust
4.973% due 02/25/2036 •	290	282
4.973% due 06/25/2046 •	1,172	1,133
Merrill Lynch Mortgage Investors Trust 4.673% due 08/25/2037 •	5,150	2,596
Morgan Stanley ABS Capital, Inc. Trust
4.553% due 07/25/2036 •	3	1
4.668% due 03/25/2037 •	13,175	5,157
4.773% due 09/25/2036 •	2,266	966
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	3,514	1,151

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Option One Mortgage Loan Trust
4.553% due 07/25/2036 •		1,847	836
4.583% due 07/25/2037 •		2,173	1,377
4.593% due 01/25/2037 •		2,597	1,502
4.673% due 04/25/2037 •		1,983	1,341
4.673% due 05/25/2037 •		1,172	696
4.763% due 04/25/2037 •		253	144
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.178% due 02/25/2035 •		6,262	5,648
Popular ABS Mortgage Pass-Through Trust 4.948% due 07/25/2036 •		2,026	1,898
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,189
Residential Asset Mortgage Products Trust 5.518% due 05/25/2035 •		2,300	2,215
Residential Asset Securities Corp. Trust 5.053% due 02/25/2036 •		90	90
Securitized Asset-Backed Receivables LLC Trust
4.933% due 07/25/2036 •		888	347
5.098% due 10/25/2035 •		1,158	922
SG Mortgage Securities Trust 4.813% due 02/25/2036 •		3,875	1,904
Soundview Home Loan Trust
4.573% due 11/25/2036 •		6	2
4.623% due 07/25/2037 •		997	868
4.753% due 03/25/2037 •		231	217
4.953% due 10/25/2036 •		2,518	2,396
5.293% due 08/25/2035 •		1,788	1,609
Structured Asset Securities Corp. Mortgage Loan Trust 4.683% due 05/25/2047 •		574	554

			62,509

HOME EQUITY SEQUENTIAL 0.0%
BNC Mortgage Loan Trust 3.636% due 10/25/2036 •		120	118

WHOLE LOAN COLLATERAL 2.2%
Citigroup Mortgage Loan Trust 4.903% due 10/25/2036 •		228	228
PRET LLC
3.721% due 07/25/2051 þ		3,101	3,094
4.744% due 07/25/2051 þ		1,232	1,226
4.843% due 09/25/2051 þ		3,626	3,609
5.487% due 10/25/2051 þ		2,419	2,421
7.021% due 02/25/2054 þ		1,141	1,146
PRPM LLC 3.720% due 02/25/2027 þ		2,240	2,235
Securitized Asset-Backed Receivables LLC Trust 4.953% due 05/25/2036 •		2,749	1,404
Specialty Underwriting & Residential Finance Trust 4.922% due 12/25/2036 •		460	442

			15,805

OTHER ABS 13.2%
ACHV ABS Trust
5.430% due 10/27/2031		2,323	2,327
7.240% due 11/25/2030		192	193
Adagio CLO DAC 3.904% due 10/15/2031 •	EUR	2,957	3,050
Ares European CLO DAC 3.844% due 10/15/2030 •		867	899
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •		2,695	2,790
Blackrock European CLO DAC 3.804% due 10/15/2031 •		2,553	2,642
Cairn CLO DAC 3.964% due 10/15/2031 •		2,088	2,161
Carlyle Euro CLO DAC
3.884% due 01/15/2031 •		1,520	1,574
3.913% due 08/15/2032 •		3,595	3,718
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •		1,967	2,035
3.834% due 10/15/2031 •		4,886	5,057
DLLAA LLC 5.930% due 07/20/2026		$276	277
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	2,294	2,371
GreenSky Home Improvement Trust 5.550% due 06/25/2059		$1,300	1,314
Griffith Park CLO DAC 3.733% due 11/21/2031 •	EUR	4,405	4,558
Harvest CLO DAC
1.040% due 07/15/2031		914	920

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

3.824% due 10/15/2031 •		1,784	1,846
3.899% due 10/20/2031 •		4,439	4,592
3.944% due 07/15/2031 •		7,222	7,472
Jubilee CLO DAC 3.834% due 04/15/2031 •		1,400	1,443
KKR CLO Ltd.
5.834% due 07/18/2030 •		$833	835
6.494% due 07/18/2030 •		4,200	4,213
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •	EUR	71	74
Marlette Funding Trust 5.950% due 11/15/2032		$809	810
Nelnet Student Loan Trust
6.640% due 02/20/2041		325	329
6.805% due 02/20/2041 •		389	390
Pagaya AI Debt Selection Trust 7.128% due 06/16/2031		27	27
Palmer Square European Loan Funding DAC 3.964% due 04/15/2031 •	EUR	2,669	2,766
Reach ABS Trust 7.050% due 02/18/2031		$61	61
Sculptor European CLO DAC 3.974% due 01/14/2032 •	EUR	8,431	8,699
Segovia European CLO DAC 4.099% due 07/20/2032 •		2,635	2,725
SMB Private Education Loan Trust
4.550% due 02/16/2055		$4,260	4,065
5.500% due 06/17/2052		1,868	1,882
6.148% due 11/15/2052 •		513	520
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,487	1,416
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		641	642
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		741	742
TCI-Symphony CLO Ltd. 6.468% due 10/13/2032 •		4,900	4,913
Theorem Funding Trust 6.060% due 12/15/2028		428	430
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,841	1,907
Upstart Pass-Through Trust 3.800% due 04/20/2030		$676	668
Venture CLO Ltd.
6.251% due 07/30/2032 •		3,500	3,509
6.601% due 07/30/2032 •		4,200	4,213

			97,075

Total Asset-Backed Securities (Cost $254,059)			231,253

SOVEREIGN ISSUES 7.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	24,200	3,803
0.000% due 10/01/2025 (c)		81,100	11,839
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	43,301	1,750
3.000% due 12/03/2026 (e)		39,213	1,776
4.000% due 11/30/2028 (e)		8,051	366
4.000% due 08/24/2034 (e)		93,860	3,998
Peru Government International Bond
5.400% due 08/12/2034	PEN	13,900	3,383
6.150% due 08/12/2032		49,500	13,093
6.900% due 08/12/2037		4,800	1,275
6.950% due 08/12/2031		1,100	309
7.300% due 08/12/2033		5,300	1,489
7.600% due 08/12/2039		600	168
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	25,200	1,187
8.000% due 01/31/2030		27,700	1,406
8.250% due 03/31/2032		13,800	677
8.500% due 01/31/2037		17,000	765
9.000% due 01/31/2040		73,100	3,300
Turkey Government International Bond
50.485% (BISTREFI) due 05/20/2026 ~	TRY	300	9
50.485% (BISTREFI) due 08/19/2026 ~		300	9

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

50.485% (BISTREFI) due 05/17/2028 ~	35,200	982

Total Sovereign Issues (Cost $54,137)		51,584

	SHARES
COMMON STOCKS 17.0%
COMMUNICATION SERVICES 1.5%
Alphabet, Inc. 'A'	47,287	8,951
Verizon Communications, Inc.	15,016	601
Walt Disney Co.	15,016	1,672

		11,224

CONSUMER DISCRETIONARY 2.0%
Amazon.com, Inc. (a)	15,016	3,295
Home Depot, Inc.	15,016	5,841
McDonald's Corp.	15,016	4,353
NIKE, Inc. 'B'	15,016	1,136

		14,625

CONSUMER STAPLES 0.7%
Coca-Cola Co.	15,016	935
Procter & Gamble Co.	15,016	2,517
Walmart, Inc.	15,016	1,357

		4,809

ENERGY 0.3%
Chevron Corp.	15,016	2,175

FINANCIALS 3.4%
American Express Co.	15,016	4,457
Goldman Sachs Group, Inc.	15,016	8,598
JPMorgan Chase & Co.	15,016	3,599
Travelers Cos., Inc.	15,016	3,617
Visa, Inc. 'A'	15,016	4,746

		25,017

HEALTH CARE 2.1%
Amgen, Inc.	15,016	3,914
Johnson & Johnson	15,016	2,171
Merck & Co., Inc.	15,016	1,494
UnitedHealth Group, Inc.	15,016	7,596

		15,175

INDUSTRIALS 1.8%
3M Co.	15,016	1,939
Boeing Co. (a)	15,016	2,658
Caterpillar, Inc.	15,016	5,447
Honeywell International, Inc.	15,016	3,392

		13,436

INFORMATION TECHNOLOGY 4.5%
Apple, Inc.	15,016	3,760
Cisco Systems, Inc.	15,016	889
International Business Machines Corp.	15,016	3,301
Microsoft Corp.	34,512	14,547
NVIDIA Corp.	42,807	5,749
Salesforce, Inc.	15,016	5,020

		33,266

MATERIALS 0.7%
Sherwin-Williams Co.	15,016	5,104

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $122,146)			124,831

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 0.3%			2,000

CANADA TREASURY BILLS 1.4%
3.187% due 01/03/2025 (c)(d)	CAD	15,200	10,571

U.S. TREASURY BILLS 0.4%
4.524% due 01/30/2025 - 03/27/2025 (b)(c)(j)		$2,750	2,739

Total Short-Term Instruments (Cost $15,421)			15,310

Total Investments in Securities (Cost $985,543)			948,337

		SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III		3,730,780	36,327

Total Short-Term Instruments (Cost $36,321)			36,327

Total Investments in Affiliates (Cost $36,321)			36,327

Total Investments 134.1% (Cost $1,021,864)			$984,664
Financial Derivative Instruments (g)(i) 8.2% (Cost or Premiums, net $15,332)			60,165
Other Assets and Liabilities, net (42.3)%			(310,345)

Net Assets 100.0%			$734,484

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$2,000	U.S. Treasury Notes 4.250% due 06/30/2029	$(2,037)	$2,000	$2,001

Total Repurchase Agreements	$(2,037)	$2,000	$2,001

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$39,800	$(35,074)	$(35,200)

Total Short Sales (4.8)%	$(35,074)	$(35,200)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(658) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index March Futures	03/2025	965	$108,553	$(6,471)	$101	$0
U.S. Treasury 10-Year Note March Futures	03/2025	549	59,704	(584)	0	(120)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	163	19,382	(686)	0	(72)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	95	10,575	(148)	0	(24)

$(7,889)	$101	$(216)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	184	$(44,002)	$3	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2025	50	(5,315)	22	5	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury Long-Term Bond March Futures	03/2025	7	(797)	18	2	0

$43	$7	$(1)

Total Futures Contracts	$(7,846)	$108	$(217)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$1,700	$27	$(11)	$16	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	500	(2)	10	8	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	400	2	1	3	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.276	800	(4)	22	18	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	$1,400	9	9	18	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	2,520	500	(271)	229	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	2,985	359	62	421	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	400	(4)	7	3	0	(1)

$890	$(170)	$720	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	$600	$(13)	$(1)	$(14)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	69,930	(1,646)	60	(1,586)	0	(17)

$(1,659)	$59	$(1,600)	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	3,956	$(145)	$143	$(2)	$3	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(39)	39	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(6)	12	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	63	(5)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	900	(45)	30	(15)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	300	(12)	5	(7)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	900	(27)	(1)	(28)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	8	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	8,100	590	49	639	7	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(12)	8	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	3	7	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	2	6	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	9	28	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	100	2	0	2	0	0

$428	$263	$691	$11	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	52,590	$744	$(1,082)	$(338)	$145	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	300	(2)	9	7	1	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$7,300	0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	24	22	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	(46)	(46)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	199	374	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	565	849	20	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	8,676	9,008	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	(447)	(447)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	182	216	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	3,720	9,698	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(252)	341	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		30,950	(236)	1,255	1,019	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		30	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		900	(4)	(12)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,000	(5)	(19)	(24)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		400	(2)	(5)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		38,640	(241)	1,301	1,060	57	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	468	608	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	1,994	7,239	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		29,300	457	1,778	2,235	31	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	22,660	294	22	316	59	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(4)	(5)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	(7)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	1	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	2	1	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		14,210	120	78	198	41	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,835	(18)	(121)	(139)	0	(28)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	373	262	70	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	EUR	500	(2)	(32)	(34)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(24)	(26)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(22)	(24)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(24)	(26)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	(11)	(12)	0	(1)

							$13,754	$18,475	$32,229	$645	$(77)

Total Swap Agreements							$13,413	$18,627	$32,040	$657	$(96)

(h)

Securities with an aggregate market value of $3,462 and cash of $24,240 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	193		$144	$2	$0
	01/2025		$1,014	CNH	7,356	0	(11)
	01/2025		1,192	NZD	2,024	0	(60)
BOA	01/2025	CAD	15,200		$10,695	121	0
	01/2025	CNH	2,432		334	3	0
	01/2025	GBP	496		631	10	0
	01/2025	SEK	4,000		366	4	0
	01/2025	SGD	265		197	3	0
	01/2025		$106	IDR	1,695,073	0	(1)
	01/2025		537	JPY	81,813	0	(16)
	01/2025		272	KRW	382,782	0	(12)
	01/2025		991	TWD	32,177	0	(13)
	01/2025		343	ZAR	6,212	0	(15)
	02/2025	HKD	554		$71	0	0
BPS	01/2025	CNH	37,572		5,186	65	0
	01/2025	EUR	209		220	4	0
	01/2025	IDR	11,428,079		700	0	(8)
	01/2025	INR	72,149		841	0	0
	01/2025	KRW	1,743,953		1,250	69	0
	01/2025	SGD	223		166	3	0
	01/2025	TWD	77,239		2,433	84	0
	01/2025		$981	CAD	1,385	0	(17)
	01/2025		701	CHF	619	0	(18)
	01/2025		2,009	CNH	14,668	0	(10)
	01/2025		2,481	IDR	39,465,458	0	(45)
	01/2025		1,930	INR	163,234	0	(27)
	01/2025		1,167	KRW	1,732,205	7	0
	01/2025		2,547	PLN	10,376	0	(37)
	01/2025		1,970	TWD	63,836	0	(29)
	01/2025		4,098	ZAR	72,487	0	(262)
	01/2025	ZAR	16,986		$945	46	0
	02/2025	CNH	15,792		2,180	26	0
	03/2025	ILS	907		253	3	0
	03/2025	KRW	1,727,735		1,167	0	(6)
	03/2025	MXN	17,530		854	24	0
	03/2025		$700	IDR	11,462,724	5	0
	03/2025		841	INR	72,522	0	(1)
	04/2025	TWD	35,173		$1,091	16	0
	05/2025	CNH	19,672		2,710	17	0
BRC	01/2025	CAD	17,709		12,578	252	0
	01/2025	PLN	3,420		838	11	0
	01/2025	TRY	52,039		1,429	1	(21)
	01/2025	TWD	13,493		411	1	0
	01/2025		$1,293	IDR	20,306,895	0	(38)
	01/2025		511	JPY	76,373	0	(26)
	01/2025		1,869	TRY	68,594	23	0
	02/2025		77	JPY	12,056	0	0
	02/2025		275	TRY	10,361	8	0
	03/2025	ILS	3,518		$988	18	0
	03/2025	TRY	44,019		1,143	0	(14)
	03/2025		$3,021	TRY	115,643	37	0
BSH	02/2025	PEN	3,889		$1,024	0	(9)
	04/2025		4,465		1,175	0	(10)
	05/2025		433		114	0	(1)
CBK	01/2025	AUD	366		238	11	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	CNH	507		70	1	0
	01/2025	IDR	26,221,075		1,621	0	(2)
	01/2025	INR	809,033		9,491	56	0
	01/2025	KRW	6,786,257		4,910	312	0
	01/2025	PEN	5,399		1,437	1	0
	01/2025	TWD	305,568		9,598	308	0
	01/2025		$1,562	IDR	24,785,708	0	(29)
	01/2025		10,384	INR	878,861	0	(135)
	01/2025		1,492	KRW	2,167,852	0	(24)
	02/2025	BRL	4,608		$797	56	0
	02/2025	PEN	7,310		1,955	13	(1)
	02/2025		$667	CNH	4,867	0	(3)
	03/2025	IDR	187,449		$11	0	0
	03/2025	KRW	1,352,947		924	6	0
	03/2025	MXN	83		4	0	0
	03/2025	PEN	2,897		762	0	(7)
	03/2025		$862	IDR	13,959,410	0	(4)
	03/2025		8,546	INR	731,904	0	(61)
	04/2025	PEN	5,005		$1,317	0	(12)
	05/2025		384		101	0	0
	08/2025		96		25	0	0
DUB	01/2025	KRW	6,243,963		4,481	251	0
	01/2025	PLN	1,896		462	4	0
	01/2025		$1,075	KRW	1,519,993	0	(46)
	01/2025		1,012	PLN	4,142	0	(10)
	02/2025	PEN	14,422		$3,850	18	0
	02/2025	THB	1,413		42	1	0
	03/2025	PEN	11,039		2,902	0	(30)
	05/2025		1,248		328	0	(3)
FAR	01/2025	AUD	12,666		8,219	380	0
	01/2025	BRL	3,846		625	3	0
	01/2025	TWD	4,389		135	2	0
	01/2025		$621	BRL	3,846	1	0
	02/2025		625		3,866	0	(3)
	03/2025	PEN	2,827		$752	1	0
GLM	01/2025	BRL	3,833		619	0	(1)
	01/2025	INR	65,006		764	6	0
	01/2025	KRW	2,721,379		1,980	136	0
	01/2025	MXN	18,033		861	1	0
	01/2025	TWD	69,149		2,153	51	0
	01/2025		$629	BRL	3,833	0	(9)
	01/2025		1,786	IDR	28,269,206	0	(40)
	01/2025		1,140	PLN	4,641	0	(17)
	01/2025		784	TWD	25,459	0	(10)
	02/2025	MXN	23,271		$1,143	34	0
	04/2025	BRL	23,700		4,255	476	0
	04/2025	DKK	16,200		2,395	133	0
	04/2025	PEN	204		54	0	0
	10/2025	BRL	81,100		13,183	877	0
IND	01/2025		$52	DKK	370	0	(1)
JPM	01/2025	CNH	34,664		$4,792	68	0
	01/2025	IDR	9,933,919		620	7	(1)
	01/2025	INR	71,319		838	6	0
	01/2025	TWD	61,969		1,913	29	0
	01/2025		$173	IDR	2,743,705	0	(3)
	01/2025		2,214	INR	187,403	0	(28)
	01/2025		450	JPY	67,398	0	(21)
	01/2025		1,485	PLN	6,047	0	(22)
	01/2025		767	TWD	24,951	0	(8)
	03/2025		70	IDR	1,144,798	0	0
	04/2025	BRL	500		$89	9	0
	05/2025		$124	TRY	5,509	15	0
MBC	01/2025	CHF	10,227		$11,654	374	0
	01/2025	CNH	5,361		737	6	0
	01/2025	EUR	67,429		71,046	1,166	0
	01/2025	INR	30,361		354	0	0
	01/2025	KRW	8,658,710		6,232	368	0
	01/2025		$952	CAD	1,369	1	0
	01/2025		1,055	CNH	7,698	0	(6)
	01/2025		1,072	INR	90,663	0	(14)
	01/2025		933	PLN	3,807	0	(12)
	01/2025		1,643	TWD	53,439	0	(18)
	02/2025	HKD	483		$62	0	0
	02/2025	THB	403		12	0	0
	03/2025	ILS	1,121		315	6	0
	03/2025		$354	INR	30,519	0	(1)
	04/2025	TWD	53,133		$1,643	19	0
	05/2025	CNH	12,782		1,762	12	0
MYI	01/2025		$18	DKK	125	0	0
	01/2025		694	IDR	10,971,371	0	(14)
	01/2025		729	PLN	2,961	0	(13)
	04/2025	DKK	18,800		$2,776	151	0
	04/2025		$7,571	DKK	50,650	0	(500)
NGF	01/2025		1,932	IDR	30,764,057	0	(30)
RBC	01/2025	KRW	700,158		$503	29	0
	01/2025		$1,513	KRW	2,133,362	0	(68)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

02/2025	144	JPY	22,540	0	0
03/2025	MXN	111,831	$5,461	164	0
RYL	01/2025	$879	CNH	6,359	0	(13)
SCX	01/2025	CHF	518	$592	20	0
01/2025	CNH	21,788	3,014	44	0
01/2025	GBP	4,544	5,767	79	0
01/2025	SGD	77	57	1	0
01/2025	TWD	54,299	1,690	40	0
01/2025	$897	CHF	802	0	(13)
01/2025	2,029	IDR	32,088,136	0	(48)
01/2025	3,180	INR	268,936	0	(44)
01/2025	235	KRW	344,833	0	(1)
01/2025	852	TWD	27,789	0	(7)
02/2025	811	CNH	5,917	0	(4)
02/2025	181	JPY	28,351	0	0
03/2025	KRW	343,964	$235	1	0
04/2025	PEN	3,668	965	0	(8)
04/2025	TWD	27,652	852	7	0
05/2025	CNH	10,627	1,474	19	0
SOG	01/2025	$3,161	PLN	12,845	0	(53)
SSB	01/2025	MXN	1,977	$100	5	0
04/2025	PEN	10,454	2,751	0	(23)
05/2025	3,046	803	0	(5)
TOR	01/2025	$859	JPY	129,209	0	(37)
UAG	01/2025	TWD	49,692	$1,558	47	0
01/2025	$1,287	PLN	5,231	0	(21)
04/2025	DKK	16,100	$2,375	127	0

Total Forward Foreign Currency Contracts	$6,822	$(2,191)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	90,200	$434	$253
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	16,500	4	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	52,600	47	0

Total Purchased Options	$485	$255

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	300	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	300	(1)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	500	(1)	(10)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	90,200	(161)	(77)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	90,200	(268)	(141)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	300	(1)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	400	(1)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	600	(2)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	300	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	700	(2)	(4)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	800	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	800	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	700	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	700	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	600	(2)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	600	(2)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	300	(1)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	400	(1)	(5)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	700	(2)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	700	(2)	(6)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	400	(1)	(6)

Total Written Options	$(483)	$(311)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,823	$(494)	$350	$0	$(144)
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	11,400	2,411	(145)	2,266	0

$1,917	$205	$2,266	$(144)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	RU20INTR Index	31,089	4.630% (FEDL01 plus a specified spread)	Maturity	02/05/2025	$326,778	$0	$30,226	$30,226	$0
Pay	DJITR Index	80	5.480% (FEDL01 plus a specified spread)	Monthly	03/21/2025	8,527	0	48	48	0
BPS	Receive	RU20INTR Index	330	4.760% (FEDL01 plus a specified spread)	Monthly	01/15/2025	3,980	0	(18)	0	(18)
Pay	DJITR Index	180	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	19,172	0	98	98	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

	Pay	DJITR Index	155	5.500% (FEDL01 plus a specified spread)	Monthly	03/21/2025	16,510	0	82	82	0
CIB	Receive	RU20INTR Index	325	4.930% (FEDL01 plus a specified spread)	Monthly	05/07/2025	3,919	0	(18)	0	(18)
FAR	Pay	DJITR Index	81	5.390% (FEDL01 plus a specified spread)	Monthly	03/21/2025	8,628	0	42	42	0
	Pay	DJITR Index	80	5.440% (FEDL01 plus a specified spread)	Monthly	03/21/2025	8,521	0	42	42	0
	Pay	DJITR Index	174	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	18,533	0	92	92	0
JPM	Receive	RU20INTR Index	524	4.760% (FEDL01 plus a specified spread)	Monthly	01/15/2025	6,319	0	(28)	0	(28)
	Pay	DJITR Index	226	5.680% (FEDL01 plus a specified spread)	Monthly	02/21/2025	24,072	0	123	123	0
MBC	Receive	RU20INTR Index	19,749	4.600% (FEDL01 plus a specified spread)	Maturity	03/05/2025	205,593	0	22,254	22,254	0
RBC	Receive	RU20INTR Index	9	4.70% (FEDL01 plus a specified spread)	Monthly	01/08/2025	109	0	(1)	0	(1)

								$0	$52,942	$53,007	$(65)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Alphabet, Inc.	47,287	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$8,951	$0	$30	$30	$0
	Pay	Microsoft Corp.	19,496	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,218	0	25	25	0
	Pay	NVIDIA Corp.	27,791	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	3,732	0	19	19	0

								$0	$74	$74	$0

Total Swap Agreements								$1,917	$53,221	$55,347	$(209)

(j)

Securities with an aggregate market value of $1,893 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,894	$0	$59,894
Industrials	0	19,663	0	19,663
Utilities	0	6,073	0	6,073
U.S. Government Agencies	0	319,486	0	319,486
U.S. Treasury Obligations	0	33,693	0	33,693
Non-Agency Mortgage-Backed Securities	0	86,550	0	86,550
Asset-Backed Securities
Automobile ABS Other	0	4,016	0	4,016
Automobile Sequential	0	32,393	0	32,393
CMBS Other	0	12,190	0	12,190
Credit Card Bullet	0	7,147	0	7,147
Home Equity Other	0	62,509	0	62,509
Home Equity Sequential	0	118	0	118
Whole Loan Collateral	0	15,805	0	15,805
Other ABS	0	97,075	0	97,075
Sovereign Issues	0	51,584	0	51,584
Common Stocks
Communication Services	11,224	0	0	11,224
Consumer Discretionary	14,625	0	0	14,625
Consumer Staples	4,809	0	0	4,809
Energy	2,175	0	0	2,175
Financials	25,017	0	0	25,017
Health Care	15,175	0	0	15,175
Industrials	13,436	0	0	13,436
Information Technology	33,266	0	0	33,266
Materials	5,104	0	0	5,104
Short-Term Instruments
Repurchase Agreements	0	2,000	0	2,000
Canada Treasury Bills	0	10,571	0	10,571
U.S. Treasury Bills	0	2,739	0	2,739

	$124,831	$823,506	$0	$948,337
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,327	$0	$0	$36,327

Total Investments	$161,158	$823,506	$0	$984,664

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,200)	$0	$(35,200)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	101	664	0	765
Over the counter	0	62,424	0	62,424

	$101	$63,088	$0	$63,189
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(313)	0	(313)
Over the counter	0	(2,567)	(144)	(2,711)

	$0	$(2,880)	$(144)	$(3,024)

Total Financial Derivative Instruments	$101	$60,208	$(144)	$60,165

Totals	$161,259	$848,514	$(144)	$1,009,629

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 2.100%) due 07/15/2025 «~(g)	EUR	400	$414

Total Loan Participations and Assignments (Cost $434)			414

CORPORATE BONDS & NOTES 32.8%
BANKING & FINANCE 18.6%
Asian Development Bank
6.000% due 02/05/2026	BRL	54,800	8,214
6.550% due 01/26/2025	ZAR	192,000	10,160
Banco Santander SA 6.527% due 11/07/2027 •		$2,000	2,058
Bank of America Corp. 3.593% due 07/21/2028 •		2,600	2,518
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,232
3.099% due 01/01/2030		3,400	3,112
Boston Properties LP 2.550% due 04/01/2032		1,100	891
BPCE SA 6.714% due 10/19/2029 •		3,800	3,955
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	15,564
Citibank NA 4.876% due 11/19/2027 •		7,200	7,208
Community Preservation Corp. 2.867% due 02/01/2030		15,000	13,288
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,000	1,943
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,640
CPI Property Group SA 2.750% due 01/22/2028 þ	GBP	4,700	5,377
CTP NV 0.625% due 09/27/2026	EUR	6,500	6,497
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	4,070
European Investment Bank
1.625% due 10/09/2029		$5,650	4,978
2.375% due 05/24/2027		10,000	9,548
2.875% due 06/13/2025		10,500	10,432
3.300% due 02/03/2028	AUD	3,400	2,054
3.750% due 02/14/2033		$4,000	3,767
European Union 2.875% due 10/05/2029	EUR	6,500	6,847
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		$6,600	6,385
Goldman Sachs Bank USA 5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		2,200	2,206
Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		3,300	3,232
5.727% due 04/25/2030 •		7,100	7,249
Golub Capital BDC, Inc. 7.050% due 12/05/2028		3,900	4,048
Hana Bank 5.375% due 04/23/2027		2,700	2,742
HAT Holdings LLC
3.750% due 09/15/2030		675	595
8.000% due 06/15/2027		8,100	8,450
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,789
3.500% due 09/15/2030		3,100	2,809
ING Groep NV 1.400% due 07/01/2026 •		6,300	6,190
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	6,454
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		$3,600	3,816
JPMorgan Chase & Co.
4.979% due 07/22/2028 •		3,600	3,612
6.070% due 10/22/2027 •		2,400	2,457

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Kilroy Realty LP 2.650% due 11/15/2033		7,900	6,046
KODIT Global Co. Ltd. 5.357% due 05/29/2027		2,700	2,735
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,906
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,647
3.711% due 07/01/2029		4,300	3,977
Manulife Financial Corp. 3.703% due 03/16/2032		7,000	6,405
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •		3,600	3,639
Morgan Stanley
4.654% due 10/18/2030 •		3,300	3,230
5.652% due 04/13/2028 •		3,700	3,763
5.656% due 04/18/2030 •		3,700	3,768
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		3,600	3,651
Norinchukin Bank
2.080% due 09/22/2031		2,900	2,346
5.094% due 10/16/2029		3,200	3,179
5.430% due 03/09/2028		4,400	4,429
Piedmont Operating Partnership LP 3.150% due 08/15/2030		2,700	2,317
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,497
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,549
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,481
5.500% due 03/09/2028		3,600	3,657
Toronto-Dominion Bank 5.264% due 12/11/2026		3,800	3,841
UBS Group AG 3.126% due 08/13/2030 •		3,900	3,565
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,280

			294,295

INDUSTRIALS 7.5%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		3,700	3,482
AP Moller - Maersk AS 5.875% due 09/14/2033		2,914	2,981
Autodesk, Inc. 2.400% due 12/15/2031		5,000	4,203
California Endowment 2.498% due 04/01/2051		6,900	4,106
Continental Wind LLC 6.000% due 02/28/2033		4,252	4,292
Coty, Inc. 4.500% due 05/15/2027	EUR	2,700	2,863
Denso Corp. 4.420% due 09/11/2029		$6,300	6,186
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,220
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	10,667
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		4,941	4,462
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	11,425
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,691
Mather Foundation 2.675% due 10/01/2031		9,600	8,112
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,571
NTT Finance Corp. 4.239% due 07/25/2025		$3,400	3,392
NXP BV 5.000% due 01/15/2033		5,000	4,869
ReNew Pvt Ltd. 5.875% due 03/05/2027		3,754	3,681
S&P Global, Inc. 2.700% due 03/01/2029		2,200	2,026
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		4,100	4,129
Smurfit Westrock Financing DAC 5.418% due 01/15/2035		2,100	2,086
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,900	1,875

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Weir Group PLC 2.200% due 05/13/2026		$19,000	18,281

			117,600

UTILITIES 6.7%
AES Corp. 2.450% due 01/15/2031		9,500	7,922
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		4,900	4,800
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	1,884
Clearway Energy Operating LLC 4.750% due 03/15/2028		2,000	1,914
Duke Energy Carolinas LLC 3.950% due 11/15/2028		4,000	3,890
Duke Energy Florida LLC 2.500% due 12/01/2029		4,900	4,405
EDP Finance BV 1.710% due 01/24/2028		9,000	8,178
Electricite de France SA 3.625% due 10/13/2025		3,600	3,566
Enel Finance International NV
2.500% due 07/12/2031		500	419
4.625% due 06/15/2027		700	695
5.000% due 06/15/2032		1,600	1,558
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,336
2.200% due 12/02/2026	AUD	10,300	6,073
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$4,900	4,166
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	2,200	2,318
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$8,600	9,320
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,818
ReNew Wind Energy AP2 4.500% due 07/14/2028		5,000	4,648
San Diego Gas & Electric Co. 4.950% due 08/15/2028		4,300	4,320
SCE Recovery Funding LLC 4.697% due 06/15/2042		2,030	1,956
Solar Star Funding LLC 5.375% due 06/30/2035		4,677	4,668
Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,443
3.650% due 06/01/2051		1,900	1,352
Southern Power Co. 0.900% due 01/15/2026		10,000	9,610
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,014

			106,273

Total Corporate Bonds & Notes (Cost $569,093)			518,168

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,815
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		2,100	1,632

			3,447

MICHIGAN 0.2%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052		3,100	2,287

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Bonds, Series 2021
1.377% due 05/01/2027		200	186
1.477% due 11/01/2027		300	276
1.577% due 05/01/2028		500	453
1.677% due 11/01/2028		875	784

			1,699

Total Municipal Bonds & Notes (Cost $9,075)			7,433

U.S. GOVERNMENT AGENCIES 53.3%
Fannie Mae
2.242% due 01/25/2031 ~(a)		44,899	2,858

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

3.000% due 05/01/2028	725	711
4.010% due 12/01/2028	7,720	7,521
4.750% due 07/25/2037 •	76	74
4.933% due 05/25/2037 •	2	2
5.043% due 03/25/2037 •	6	6
5.279% due 06/25/2055 •	483	477
5.702% due 01/01/2035 •	28	28
6.000% due 08/01/2032	1	1
6.128% due 07/01/2044 •	17	17
6.334% due 03/01/2033 •	1	1
6.500% due 06/25/2044	13	13
6.583% due 04/01/2038 •	18	18
6.706% due 05/25/2035 ~	14	14
6.953% due 04/01/2038 •	7	7
6.998% due 07/01/2035 •	31	31
7.085% due 08/01/2035 •	114	114
7.152% due 04/01/2038 •	5	5
7.223% due 08/01/2035 •	49	50
7.299% due 09/01/2034 •	13	13
7.310% due 09/01/2035 •	7	7
7.402% due 07/01/2034 •	1	1
7.500% due 02/01/2027	1	1
7.594% due 09/01/2037 •	5	5
Freddie Mac
0.826% due 02/25/2031	1,037	897
1.018% due 08/25/2029 ~(a)	24,426	874
1.143% due 09/25/2030 ~(a)	60,294	3,010
1.783% due 06/25/2034	15,000	11,688
3.500% due 12/01/2047 - 05/01/2048	16,475	14,816
4.000% due 08/01/2030 - 06/01/2048	523	491
4.500% due 02/01/2029 - 02/01/2035	115	114
4.776% due 08/15/2032 ~	3	3
5.000% due 10/01/2039	9	9
5.369% due 12/15/2042 •	2,144	2,117
5.422% due 10/15/2037 •	4	4
5.500% due 01/01/2034 - 01/01/2039	177	177
6.000% due 09/01/2027 - 05/01/2040	676	699
6.495% due 04/01/2038 •	5	5
6.500% due 05/15/2032	455	465
7.000% due 02/15/2027 - 07/01/2029	28	28
7.404% due 07/01/2030 •	1	1
Ginnie Mae
3.500% due 08/15/2045 - 08/20/2049	13,843	12,585
3.750% due 10/20/2025 ~	2	1
4.000% due 09/20/2040 - 07/20/2048	17,204	15,949
4.625% due 08/20/2025 - 01/20/2026 ~	1	1
4.625% due 07/20/2027 - 02/20/2032 •	66	67
4.967% due 10/20/2043 •	915	881
5.000% due 03/15/2033 - 05/15/2042	212	211
5.017% due 05/20/2047 •	294	281
5.346% due 05/20/2066 •	24	24
5.366% due 05/20/2065 •	356	356
5.486% due 02/20/2066 •	56	56
5.566% due 09/20/2066 •	1,805	1,805
5.656% due 11/20/2067 •	1,208	1,217
6.000% due 04/15/2037	28	29
6.522% due 04/20/2067 •	919	929
6.723% due 06/20/2067 •	3,401	3,440
7.000% due 02/20/2032	2	2
Ginnie Mae, TBA
2.000% due 01/01/2055	4,400	3,520
4.000% due 01/01/2055 - 02/01/2055	2,000	1,845
5.000% due 01/01/2055	3,000	2,913
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,387
Uniform Mortgage-Backed Security
2.500% due 02/01/2035 - 07/01/2050	10,525	9,034
3.000% due 04/01/2034 - 07/01/2052	28,683	24,718
3.500% due 10/01/2025 - 03/01/2047	788	710
4.000% due 08/01/2029 - 11/01/2053	102,700	94,112
4.500% due 04/01/2025 - 10/01/2053	129,490	122,019
5.000% due 02/01/2038 - 04/01/2054	115,451	111,646
5.500% due 01/01/2025 - 03/01/2054	86,309	85,355
6.000% due 09/01/2028 - 09/01/2039	599	617
6.500% due 01/01/2026 - 02/01/2054	314	321
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	151,400	128,619
4.000% due 02/01/2055 - 03/01/2055	63,300	57,880
4.500% due 03/01/2055	15,100	14,194
5.500% due 02/01/2055	5,596	5,518
6.000% due 02/01/2055	77,700	77,997

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 02/01/2055	9,000	9,179

Total U.S. Government Agencies (Cost $863,614)		841,791

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)	47,800	29,606
1.375% due 08/15/2050 (k)	1,400	683
1.750% due 08/15/2041 (i)	24,400	15,810
2.000% due 11/15/2041 (i)(k)	4,000	2,688
2.250% due 08/15/2049 (i)	9,000	5,575
2.250% due 02/15/2052 (i)	8,000	4,852
2.375% due 02/15/2042 (i)	21,700	15,456
2.375% due 11/15/2049 (i)	2,000	1,271
2.500% due 02/15/2045 (i)(k)	1,900	1,319
2.875% due 05/15/2043 (i)(k)	3,900	2,955
2.875% due 05/15/2049 (i)	8,300	5,886
3.000% due 05/15/2042 (k)	700	550
3.000% due 11/15/2044 (i)	2,100	1,594
3.000% due 05/15/2045 (i)	14,000	10,582
3.000% due 02/15/2049 (i)	7,700	5,605
3.125% due 02/15/2043 (i)	12,100	9,562
3.125% due 08/15/2044 (i)	3,200	2,486
3.125% due 05/15/2048 (i)	1,800	1,349
3.250% due 05/15/2042 (i)	97,900	79,671
3.375% due 08/15/2042 (i)	23,900	19,737
3.375% due 05/15/2044 (k)	1,500	1,216
3.375% due 11/15/2048 (i)	5,300	4,141
3.625% due 02/15/2044 (i)	2,200	1,857
3.750% due 11/15/2043 (i)(k)	7,600	6,546
3.875% due 05/15/2043 (i)	9,000	7,924
4.000% due 11/15/2042 (i)	8,800	7,921
4.375% due 08/15/2043 (i)	15,100	14,214
4.500% due 11/15/2054 (i)	2,200	2,098
4.625% due 05/15/2044 (i)	5,100	4,946
4.625% due 05/15/2054 (i)	7,700	7,484
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (i)	16,842	14,831
0.125% due 01/15/2032 (k)	5,808	5,036
0.125% due 02/15/2051 (i)	24,128	13,295
0.125% due 02/15/2052	1,474	801
0.250% due 02/15/2050 (i)	5,648	3,298
0.625% due 07/15/2032 (k)	1,738	1,554
0.625% due 02/15/2043	961	705
0.750% due 02/15/2045 (i)	12,065	8,750
0.875% due 02/15/2047 (i)	3,662	2,651
1.000% due 02/15/2046	133	100
1.000% due 02/15/2049	1,380	1,007
1.250% due 04/15/2028 (i)(k)	6,841	6,666
1.375% due 02/15/2044 (i)	2,844	2,369
1.500% due 02/15/2053	1,381	1,107
1.750% due 01/15/2034	616	591
1.875% due 07/15/2034 (i)	1,610	1,560
2.125% due 02/15/2054 (i)	4,628	4,288
U.S. Treasury Notes
3.875% due 08/15/2034 (i)	10,100	9,553
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	2,300	968
0.000% due 08/15/2042 (a)	2,900	1,191

Total U.S. Treasury Obligations (Cost $436,345)		355,905

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	633	547
BAMLL Commercial Mortgage Securities Trust 5.562% due 09/15/2038 •	6,000	5,724
Banc of America Mortgage Trust 6.000% due 05/25/2037	1,120	858
BCAP LLC Trust 4.475% due 03/26/2037 þ	52	52
Bear Stearns Structured Products, Inc. Trust 4.219% due 12/26/2046 ~	244	189
Beast Mortgage Trust 5.562% due 03/15/2036 •	7,500	6,686
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	8,121	7,553
BSREP Commercial Mortgage Trust 5.462% due 08/15/2038 •	9,851	9,181
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.053% due 04/25/2037 •	2,283	590
DC Office Trust 2.965% due 09/15/2045	11,900	10,382
DOLP Trust 2.956% due 05/10/2041	8,600	7,376

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

DROP Mortgage Trust 5.661% due 10/15/2043 •		6,850	6,509
Extended Stay America Trust 5.591% due 07/15/2038 •		17,704	17,731
Gemgarto PLC 5.317% due 12/16/2067 •	GBP	1,492	1,869
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$4,497	3,835
GSMPS Mortgage Loan Trust 4.853% due 04/25/2036 •		933	795
GSR Mortgage Loan Trust 4.534% due 03/25/2047 ~		935	564
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~		1	1
IndyMac INDX Mortgage Loan Trust 3.614% due 01/25/2036 ~		392	348
JP Morgan Chase Commercial Mortgage Securities Trust
5.522% due 06/15/2038 •		8,105	8,051
5.562% due 04/15/2038 •		10,772	10,772
JP Morgan Mortgage Trust 6.500% due 07/25/2036		2,032	674
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,431
Lehman Mortgage Trust 6.000% due 09/25/2037		352	341
Morgan Stanley Capital Trust 5.681% due 12/15/2038 •		1,800	1,736
MortgageIT Mortgage Loan Trust 4.913% due 04/25/2036 •		495	464
One New York Plaza Trust 5.462% due 01/15/2036 •		5,000	4,775
PRPM LLC 6.250% due 08/25/2068 þ		2,400	2,417
Residential Accredit Loans, Inc. Trust 4.833% due 07/25/2036 •		732	652
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		11,000	10,744
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,036
Starwood Mortgage Trust 5.612% due 04/15/2034 •		2,039	2,025
Structured Asset Mortgage Investments Trust 4.713% due 03/25/2037 •		513	198
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	8,716
2.850% due 02/12/2041		1,700	1,369
Thornburg Mortgage Securities Trust 5.252% due 10/25/2046 •		271	253
VASA Trust 5.412% due 07/15/2039 •		10,730	10,226
WaMu Mortgage Pass-Through Certificates Trust
4.176% due 12/25/2036 ~		430	373
5.170% due 03/25/2037 ~		422	384

Total Non-Agency Mortgage-Backed Securities (Cost $164,647)			151,427

ASSET-BACKED SECURITIES 12.6%
AUTOMOBILE SEQUENTIAL 1.7%
BMW Vehicle Lease Trust 4.980% due 03/25/2027		4,000	4,023
FHF Issuer Trust
5.690% due 02/15/2030		3,283	3,315
5.890% due 06/15/2030		3,854	3,903
FHF Trust
4.430% due 01/18/2028		2,491	2,486
6.570% due 06/15/2028		1,503	1,522
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		5,000	5,034
5.570% due 09/25/2029		3,000	3,024
Tesla Auto Lease Trust 5.370% due 06/22/2026		1,483	1,486
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		2,000	2,020

			26,813

CMBS OTHER 0.7%
MF1 Ltd. 5.716% due 02/19/2037 •		7,111	7,112

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Ready Capital Mortgage Financing LLC 6.891% due 10/25/2039 •		3,678	3,703

			10,815

HOME EQUITY OTHER 0.6%
Bear Stearns Asset-Backed Securities Trust 4.773% due 08/25/2036 •		178	170
Countrywide Asset-Backed Certificates Trust 4.913% due 05/25/2037 •		1,642	1,507
GSAMP Trust 4.523% due 12/25/2036 •		236	116
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •		195	58
JP Morgan Mortgage Acquisition Corp. 2.777% due 10/25/2035 •		713	698
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 01/25/2037 •		2,475	1,116
4.753% due 06/25/2036 •		495	417
5.703% due 07/25/2037 •		400	347
Morgan Stanley IXIS Real Estate Capital Trust 4.603% due 11/25/2036 •		7,747	2,476
New Century Home Equity Loan Trust 7.453% due 01/25/2033 •		490	411
Option One Mortgage Loan Trust 4.893% due 02/25/2037 •		3,244	1,518
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,020

			9,854

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •		258	70

WHOLE LOAN COLLATERAL 0.1%
Lehman XS Trust 4.967% due 01/25/2036 þ		2,466	2,126

OTHER ABS 9.5%
37 Capital CLO Ltd. 5.946% due 07/15/2034 •		3,500	3,512
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		2,300	2,300
5.756% due 10/15/2031 •		1,408	1,411
Ares CLO Ltd. 5.703% due 10/28/2034 •		4,900	4,916
Ares European CLO DAC 4.128% due 10/21/2034 •	EUR	4,500	4,672
Avoca Static CLO DAC 3.811% due 01/15/2035 •		2,700	2,796
Bain Capital Credit CLO Ltd. 1.000% due 07/24/2034 •(b)		$2,550	2,550
Canyon CLO Ltd. 5.514% due 07/15/2034 •		1,900	1,900
College Avenue Student Loans LLC 5.653% due 12/26/2047 •		678	677
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		4,800	4,808
Crown Point CLO Ltd. 5.847% due 10/20/2031 •		4,437	4,444
Elevation CLO Ltd.
5.467% due 07/25/2034 •(b)		4,700	4,700
5.926% due 01/25/2035 •		4,900	4,935
GoldenTree Loan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		3,420	3,432
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,879	6,150
2.700% due 01/20/2049		3,700	3,084
4.000% due 04/20/2049		6,073	5,339
5.520% due 02/22/2055		2,853	2,722
6.500% due 07/20/2055		1,529	1,523
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		4,900	4,917
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		2,900	2,900
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		10,001	7,704
Mosaic Solar Loan Trust
2.640% due 01/20/2053		8,891	7,667
5.910% due 11/20/2053		1,501	1,490
Pikes Peak CLO 5.866% due 07/15/2034 •		4,900	4,913

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Regatta Funding Ltd.
5.826% due 10/25/2031 •		4,508	4,516
5.856% due 01/15/2033 •		5,800	5,818
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		5,500	5,520
Service Experts Issuer 2.670% due 02/02/2032		3,161	3,064
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		1,996	1,933
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		322	327
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		11,590	10,136
5.400% due 04/30/2058		1,929	1,838
Sunrun Demeter Issuer 2.270% due 01/30/2057		14,174	11,917
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		3,500	3,499
Trinitas CLO Ltd. 5.466% due 10/20/2033 •		4,800	4,800
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	1,500	1,554

			150,384

Total Asset-Backed Securities (Cost $213,674)			200,062

SOVEREIGN ISSUES 6.4%
BNG Bank NV 3.500% due 05/19/2028		$4,000	3,883
Chile Government International Bond 4.850% due 01/22/2029		6,600	6,542
Colombia Government International Bond 8.000% due 11/14/2035		3,100	3,125
European Union 0.400% due 02/04/2037	EUR	10,500	8,100
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (e)		5,673	5,937
Japan International Cooperation Agency 2.750% due 04/27/2027		$4,500	4,316
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	4,960
Mexico Government International Bond 4.490% due 05/25/2032	EUR	3,500	3,680
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,722
4.000% due 06/01/2028		3,400	3,353
Peru Government International Bond
6.150% due 08/12/2032	PEN	3,800	1,005
6.950% due 08/12/2031		3,900	1,094
Province of Ontario
3.650% due 06/02/2033	CAD	3,300	2,291
4.100% due 03/04/2033		22,700	16,290
Province of Quebec 3.600% due 09/01/2033		4,200	2,897
Romania Government International Bond 5.625% due 02/22/2036	EUR	4,000	3,986
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	12,479
United Kingdom Gilt 4.375% due 07/31/2054	GBP	5,435	6,029

Total Sovereign Issues (Cost $112,635)			100,689

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)		4,900,000	4,864

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Total Preferred Securities (Cost $4,900)		4,864

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (h) 0.5%		8,100

U.S. TREASURY BILLS 0.0%
4.320% due 03/20/2025 (c)(d)	$1	1

Total Short-Term Instruments (Cost $8,101)		8,101

Total Investments in Securities (Cost $2,382,518)		2,188,854

Total Investments 138.5% (Cost $2,382,518)		$2,188,854
Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $15,717)		5,260
Other Assets and Liabilities, net (38.8)%		(613,981)

Net Assets 100.0%		$1,580,133

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Project Alpha Intermediate Holding, Inc.	5.301%	07/15/2025	10/16/2024	$434	$414	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$3,700	U.S. Treasury Notes 4.250% due 06/30/2029	$(3,769)	$3,700	$3,701
SAL	4.280	12/31/2024	01/02/2025	4,400	U.S. Treasury Notes 4.625% due 06/15/2027	(4,496)	4,400	4,401

Total Repurchase Agreements	$(8,265)	$8,100	$8,102

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.590%	12/19/2024	01/06/2025	$(13,582)	$(13,606)
BOO	4.470	01/02/2025	01/03/2025	(9,709)	(9,709)
4.560	12/24/2024	01/14/2025	(3,905)	(3,910)
BRC	4.540	12/23/2024	01/06/2025	(8,772)	(8,783)
BSN	4.580	12/19/2024	01/06/2025	(137,541)	(137,786)
CIB	4.590	12/19/2024	01/03/2025	(82,021)	(82,167)
JPS	4.630	12/31/2024	01/02/2025	(9,721)	(9,724)
4.700	12/31/2024	01/02/2025	(2,117)	(2,118)
SGY	4.540	01/02/2025	01/03/2025	(2,112)	(2,112)
STR	4.570	01/02/2025	01/03/2025	(78,433)	(78,432)
4.750	12/31/2024	01/02/2025	(78,552)	(78,573)

Total Reverse Repurchase Agreements	$(426,920)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$2,000	$(1,763)	$(1,769)

Total Short Sales (0.1)%	$(1,763)	$(1,769)

(i)	Securities with an aggregate market value of $334,532 and cash of $620 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(303,515) at a weighted average interest rate of 5.192%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	9	$9	$(2)	$(2)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	9	9	(1)	(1)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	6	6	(3)	(13)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	6	6	(3)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	6	6	(3)	(5)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	6	6	(3)	(9)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	6	6	(2)	(1)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	6	6	(3)	0

Total Written Options	$(20)	$(31)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	16	$1,365	$22	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2025	198	40,711	(24)	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	1,971	209,527	(961)	0	(185)
U.S. Treasury 10-Year Note March Futures	03/2025	314	34,148	(316)	0	(68)

$(1,279)	$2	$(256)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2025	60	$(4,192)	$51	$26	$(30)
Euro-Bobl March Futures	03/2025	9	(1,099)	8	0	(2)
Euro-Bund March Futures	03/2025	364	(50,313)	852	0	(159)
U.S. Treasury Long-Term Bond March Futures	03/2025	54	(6,148)	173	13	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	869	(96,731)	1,397	217	0

$2,481	$256	$(191)

Total Futures Contracts	$1,202	$258	$(447)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$8,600	$5	$137	$142	$0	$(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.605	600	11	0	11	0	0

$16	$137	$153	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$15,100	$336	$6	$342	$4	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,300	$162	$(222)	$(60)	$26	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,105	1,283	0	(5)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$17,600	13	108	121	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		45,640	0	988	988	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	978	406	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	33	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	67	67	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	69	69	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		40,560	4,067	1,638	5,705	48	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,700	(8)	(15)	(23)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,800	(8)	13	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,700	(7)	22	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		890	(4)	31	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	108	100	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,700	(7)	122	115	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	7,611	15,912	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	2,835	4,429	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		2,000	0	60	60	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,048	1,294	18	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(1,079)	(1,079)	0	(1)
Pay(6)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	6,200	(7)	(98)	(105)	17	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	1,900	(3)	4	1	0	(4)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	3	1	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		66,000	480	439	919	191	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		22,649	108	(647)	(539)	0	(108)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	261	119	32	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	18	13	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	230	57	16	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		9,500	44	39	83	25	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(373)	(436)	14	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	(39)	(42)	0	(2)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	2	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	2	2	0	(3)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	3	3	0	(4)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	6	3	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,086	2,584	0	(25)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(189)	(537)	(726)	0	(25)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	0	5	5	0	(3)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Receive(6)	CAONREPO	2.900	Semi-Annual	06/01/2033	4,200	(2)	(4)	(6)	0	(4)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	5,500	(21)	(234)	(255)	0	(6)

$14,461	$16,701	$31,162	$567	$(193)

Total Swap Agreements	$14,813	$16,844	$31,657	$571	$(197)

(k)

Securities with an aggregate market value of $11,223 and cash of $21,088 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $7 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	2,649	$1,972	$31	$0
BOA	01/2025	JPY	40,875	268	8	0
01/2025	SGD	3,628	2,693	35	0
BPS	01/2025	BRL	14,560	2,590	233	0
01/2025	CNH	846	117	2	0
01/2025	IDR	146,200	9	0	0
01/2025	INR	78,725	918	0	0
01/2025	SGD	3,060	2,277	35	0
01/2025	TWD	21,967	692	24	0
01/2025	$2,351	BRL	14,560	6	0
01/2025	10	CNH	77	0	0
01/2025	1,072	EUR	1,027	0	(8)
01/2025	38	IDR	615,250	0	0
01/2025	1,878	INR	158,858	0	(26)
01/2025	319	TWD	10,362	0	(4)
01/2025	ZAR	297,197	$16,801	1,073	0
03/2025	IDR	617,115	38	0	0
03/2025	$918	INR	79,132	0	(1)
03/2025	823	MXN	16,885	0	(23)
04/2025	TWD	10,302	$319	5	0
05/2025	CNH	76	11	0	0
BRC	01/2025	CAD	44,922	31,906	640	0
01/2025	GBP	16,127	20,302	115	0
01/2025	SEK	149,049	13,713	233	0
01/2025	$8,968	CAD	12,576	0	(215)
BSH	01/2025	PEN	649	$174	1	0
CBK	01/2025	IDR	364,127	23	1	0
01/2025	INR	767,884	9,006	51	0
01/2025	PEN	1,166	313	3	0
01/2025	TWD	90,058	2,828	90	0
01/2025	$9,750	INR	824,809	0	(132)
02/2025	BRL	7,229	$1,251	88	0
03/2025	$9,006	INR	771,328	0	(64)
DUB	02/2025	2,268	MXN	45,895	0	(83)
02/2025	8	THB	281	0	0
FAR	01/2025	AUD	14,119	$9,162	423	0
01/2025	BRL	14,608	2,359	0	(5)
01/2025	TWD	1,340	41	1	0
01/2025	$2,374	BRL	14,608	0	(10)
02/2025	BRL	14,685	$2,374	11	0
GLM	01/2025	IDR	852,999	54	1	0
01/2025	TWD	21,109	657	16	0
02/2025	$1,022	MXN	20,804	0	(31)
JPM	01/2025	JPY	33,673	$225	11	0
01/2025	SGD	85	63	1	0
01/2025	TWD	18,917	584	9	0
01/2025	$1,558	INR	131,889	0	(20)
MBC	01/2025	EUR	62,455	$65,805	1,080	0
01/2025	INR	33,128	387	0	0
01/2025	JPY	38,300	257	13	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	SGD	29		21		0	0
	01/2025		$1,068	INR	90,386		0	(14)
	01/2025		498	TWD	16,191		0	(5)
	03/2025		387	INR	33,300		0	(1)
	04/2025	TWD	16,099		$498		6	0
MYI	01/2025	IDR	302,685		19		0	0
RBC	03/2025		$4	MXN	73		0	0
RYL	01/2025	CAD	3,982		$2,798		26	0
SCX	01/2025	EUR	2,015		2,126		37	0
	01/2025	PEN	6,274		1,684		15	0
	01/2025	SGD	1,058		787		12	0
	01/2025	TWD	11,121		347		9	0
	01/2025		$3,126	INR	264,358		0	(43)
	01/2025		263	TWD	8,569		0	(2)
	04/2025	TWD	8,527		$263		2	0
TOR	01/2025	JPY	64,556		429		18	0
UAG	01/2025	CAD	3,346		2,320		0	(9)

Total Forward Foreign Currency Contracts							$4,365	$(696)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	21,600	$20	$14
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.930	03/06/2025	12,100	81	2
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.960	03/10/2025	12,000	76	2
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.940	03/24/2025	10,800	70	3
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	24,700	26	30
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	34,100	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	52,100	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	34,600	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	51,900	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	51,900	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	51,900	0	3
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	23,800	26	22
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	48,500	56	56
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	42,600	47	54

Total Purchased Options							$402	$194

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	600	$(2)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	600	(2)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,200	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	1,200	(3)	(23)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	2,400	(18)	(3)
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	13,700	(81)	(25)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	13,700	(77)	(33)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	12,400	(70)	(29)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	700	(2)	(11)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	2,900	(26)	(21)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,100	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,200	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,100	(3)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,200	(3)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	1,100	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	1,200	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,200	(3)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,200	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	2,300	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,200	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	2,300	(7)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,200	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,200	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,100	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,100	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,200	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,200	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	3,800	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	5,700	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	3,800	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	5,700	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	5,700	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	5,700	0	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,200	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,200	(4)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	600	(1)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	600	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	800	(2)	(10)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	2,800	(26)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	5,700	(55)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	5,000	(47)	(52)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,700	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,700	(5)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	1,700	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	1,700	(5)	(14)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	600	(2)	(9)

Total Written Options							$(523)	$(459)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	3,400	$724	$(48)	$676	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	$25,000	$321	$705	$1,026	$0

Total Swap Agreements	$1,045	$657	$1,702	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$414	$414
Corporate Bonds & Notes
Banking & Finance	0	294,295	0	294,295
Industrials	0	117,600	0	117,600
Utilities	0	106,273	0	106,273
Municipal Bonds & Notes
California	0	3,447	0	3,447
Michigan	0	2,287	0	2,287
New York	0	1,699	0	1,699
U.S. Government Agencies	0	841,791	0	841,791
U.S. Treasury Obligations	0	355,905	0	355,905
Non-Agency Mortgage-Backed Securities	0	151,427	0	151,427
Asset-Backed Securities
Automobile Sequential	0	26,813	0	26,813
CMBS Other	0	10,815	0	10,815
Home Equity Other	0	9,854	0	9,854
Home Equity Sequential	0	70	0	70
Whole Loan Collateral	0	2,126	0	2,126
Other ABS	0	150,384	0	150,384
Sovereign Issues	0	100,689	0	100,689
Preferred Securities
Banking & Finance	0	4,864	0	4,864
Short-Term Instruments
Repurchase Agreements	0	8,100	0	8,100
U.S. Treasury Bills	0	1	0	1

Total Investments	$0	$2,188,440	$414	$2,188,854

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,769)	$0	$(1,769)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	801	0	829
Over the counter	0	6,261	0	6,261

$28	$7,062	$0	$7,090
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(222)	(453)	0	(675)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2024 (Unaudited)

Over the counter	0	(1,155)	0	(1,155)

	$(222)	$(1,608)	$0	$(1,830)

Total Financial Derivative Instruments	$(194)	$5,454	$0	$5,260

Totals	$(194)	$2,192,125	$414	$2,192,345

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Aligned Data Centers International LP 8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$92,000	$91,640
Altice France SA 10.147% due 08/15/2028 ~		11,223	9,043
Broadcom, Inc. 5.463% due 08/14/2026 ~		8,771	8,749
Castlelake LP 2.950% due 05/13/2031 «~		76,244	70,240
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		2,500	2,507
Databricks, Inc.
TBD% due 12/20/2030 «µ		4,493	4,471
TBD% due 12/20/2030 «		20,301	20,199
Encina Private Credit LLC TBD% due 11/30/2025 «µ		5,587	5,489
KRE 1330 Broadway Owner LLC 9.477% (TSFR3M + 2.250%) due 11/07/2025 «~		106,022	60,468
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(l)	EUR	10,700	11,084
Project Hudson II 7.730% due 05/29/2026 «		$26,500	26,897
Project Quasar Pledgco SLU 6.137% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	56,867	55,175
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		$10,300	10,197

Total Loan Participations and Assignments (Cost $436,727)			376,159

CORPORATE BONDS & NOTES 24.0%
BANKING & FINANCE 14.9%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,779
6.339% due 09/18/2027 •		5,200	5,317
6.575% due 10/13/2026 •		5,500	5,560
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	43,814
AerCap Ireland Capital DAC
2.450% due 10/29/2026		4,900	4,694
3.000% due 10/29/2028		643	596
3.500% due 01/15/2025		10,450	10,444
4.450% due 10/01/2025		22,600	22,555
4.450% due 04/03/2026		3,900	3,882
AIB Group PLC 7.583% due 10/14/2026 •		1,100	1,121
Aircastle Ltd.
2.850% due 01/26/2028		54,500	50,740
4.250% due 06/15/2026		1,500	1,485
Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		8,000	8,358
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		8,000	8,488
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	584
Ally Financial, Inc.
2.200% due 11/02/2028		890	792
4.750% due 06/09/2027		2,372	2,357
5.800% due 05/01/2025		3,800	3,805
6.848% due 01/03/2030 •		8,400	8,712
American Assets Trust LP 3.375% due 02/01/2031		28,500	24,809
American Express Co.
2.550% due 03/04/2027		1,960	1,877
6.338% due 10/30/2026 •		7,700	7,798
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,177
4.250% due 02/15/2028		6,678	6,519
4.900% due 02/15/2029		53,900	53,564
American Honda Finance Corp. 5.324% due 01/10/2025 •		54,200	54,205
American Tower Corp.
2.400% due 03/15/2025		700	696
2.750% due 01/15/2027		23,000	22,097

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

3.375% due 10/15/2026		4,165	4,071
3.650% due 03/15/2027		275	269
5.200% due 02/15/2029		5,300	5,334
5.800% due 11/15/2028		825	848
Antares Holdings LP
3.950% due 07/15/2026		6,200	6,022
6.500% due 02/08/2029		16,200	16,196
7.950% due 08/11/2028		20,600	21,607
Aon North America, Inc.
5.125% due 03/01/2027		20,663	20,811
5.150% due 03/01/2029		4,800	4,817
Armor RE Ltd. 12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		600	600
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	6,550
Athene Global Funding
5.322% due 11/13/2031		$8,000	7,873
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		5,900	5,917
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~		25,000	25,147
5.620% due 05/08/2026		6,000	6,057
5.684% due 02/23/2026		5,400	5,446
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	957
4.125% due 08/01/2025		33,233	33,050
4.875% due 10/01/2025		3,800	3,796
5.375% due 07/15/2029		1,100	1,101
6.250% due 04/15/2028		8,318	8,587
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	16,282
5.750% due 03/01/2029		6,100	6,168
6.375% due 05/04/2028		1,900	1,954
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		10,600	10,702
6.033% due 03/13/2035 •		11,100	11,100
Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	7,332
4.500% due 01/10/2025		3,000	2,992
Banco do Brasil SA 4.875% due 01/11/2029		500	476
Banco Santander Chile 2.700% due 01/10/2025		3,050	3,047
Banco Santander SA
2.746% due 05/28/2025		1,400	1,387
3.496% due 03/24/2025		30,600	30,531
4.175% due 03/24/2028 •		19,200	18,816
5.803% (SOFRRATE + 1.380%) due 03/14/2028 ~		24,800	25,012
6.527% due 11/07/2027 •		15,800	16,258
6.607% due 11/07/2028		15,800	16,630
Bangkok Bank PCL 3.466% due 09/23/2036 •(k)		3,000	2,566
Bank of America Corp.
1.197% due 10/24/2026 •		26,600	25,851
2.551% due 02/04/2028 •		38,300	36,522
3.384% due 04/02/2026 •		24,550	24,458
3.419% due 12/20/2028 •		30,498	29,249
3.559% due 04/23/2027 •		9,086	8,943
3.824% due 01/20/2028 •		6,035	5,915
3.970% due 03/05/2029 •		820	796
4.271% due 07/23/2029 •		850	829
4.376% due 04/27/2028 •		8,460	8,372
4.827% due 07/22/2026 •		1,579	1,579
5.080% due 01/20/2027 •		2,782	2,791
5.753% (SOFRRATE + 1.350%) due 09/15/2027 ~		15,000	15,197
5.933% due 09/15/2027 •		48,200	49,071
6.204% due 11/10/2028 •		5,897	6,106
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		26,400	26,624
Bank of New York Mellon Corp.
4.543% due 02/01/2029 •		1,368	1,358
4.975% due 03/14/2030 •		11,300	11,318
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		11,100	11,266
Barclays PLC
2.852% due 05/07/2026 •		48,600	48,234
2.894% due 11/24/2032 •		2,209	1,866
4.837% due 09/10/2028 •		20,600	20,481
4.942% due 09/10/2030 •		2,100	2,060
5.335% due 09/10/2035 •		19,800	19,029
5.674% due 03/12/2028 •		26,700	27,042
5.690% due 03/12/2030 •		16,500	16,666
5.851% due 03/21/2035 •	GBP	2,900	3,651
5.910% (SOFRRATE + 1.490%) due 03/12/2028 ~		$46,500	47,059
6.297% (SOFRRATE + 1.880%) due 09/13/2027 ~		29,000	29,437
6.375% due 12/15/2025 •(j)(k)	GBP	1,100	1,378
6.490% due 09/13/2029 •		$17,500	18,207
6.496% due 09/13/2027 •		42,300	43,332

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

7.325% due 11/02/2026 •		40,000	40,735
7.385% due 11/02/2028 •		31,700	33,609
7.437% due 11/02/2033 •		3,191	3,512
BGC Group, Inc.
4.375% due 12/15/2025		4,500	4,459
6.600% due 06/10/2029		12,600	12,915
8.000% due 05/25/2028		18,100	19,223
Block Financial LLC 3.875% due 08/15/2030		3,300	3,047
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,755
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	36,594
2.219% due 06/09/2026 •		23,200	22,905
2.871% due 04/19/2032 •		5,800	4,933
4.625% due 02/25/2031 •(j)(k)		12,400	10,483
5.125% due 01/13/2029 •		16,800	16,799
5.198% due 01/10/2030 •		33,000	32,816
5.497% due 05/20/2030 •		26,700	26,745
Bonanza RE Ltd. 4.284% (T-BILL 3MO) due 01/08/2026 ~		300	240
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,700	1,784
Boston Properties LP
2.450% due 10/01/2033		4,076	3,143
3.400% due 06/21/2029		28,441	26,115
BPCE SA
5.281% due 05/30/2029		4,750	4,763
5.936% due 05/30/2035 •		4,900	4,859
6.612% due 10/19/2027 •		29,050	29,781
6.714% due 10/19/2029 •		16,700	17,380
7.003% due 10/19/2034 •		5,400	5,757
Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	12,449
4.550% due 10/01/2029		16,500	14,983
8.300% due 03/15/2028		1,900	2,009
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,286
3.900% due 03/15/2027		3,090	3,028
4.125% due 06/15/2026		8,500	8,416
Brookfield Finance, Inc. 4.350% due 04/15/2030		1,200	1,157
CaixaBank SA 5.673% due 03/15/2030 •		3,000	3,030
Cape Lookout Re Ltd. 13.874% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		47,700	48,439
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	7,270
4.927% due 05/10/2028 •		22,600	22,534
4.985% due 07/24/2026 •		12,200	12,194
CI Financial Corp. 7.500% due 05/30/2029		7,900	8,273
Citibank NA 4.838% due 08/06/2029		7,750	7,719
Citigroup, Inc.
2.572% due 06/03/2031 •		38,100	33,220
3.070% due 02/24/2028 •		71,900	69,167
4.658% due 05/24/2028 •		2,400	2,385
5.174% due 02/13/2030 •		7,700	7,696
Citrus Re Ltd. 9.344% (T-BILL 3MO + 5.060%) due 06/07/2029 ~		20,000	20,347
Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,628
5.550% due 03/01/2028		25,936	26,123
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,829
1.106% due 02/24/2027 •		24,700	23,655
4.375% due 08/04/2025		22,300	22,217
4.655% due 08/22/2028 •		32,000	31,686
5.447% due 03/05/2030 •		14,750	14,928
COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,219
2.750% due 04/15/2031		2,700	2,310
Corebridge Global Funding
4.650% due 08/20/2027		7,300	7,278
5.750% due 07/02/2026		2,500	2,537
CoStar Group, Inc. 2.800% due 07/15/2030		9,600	8,397
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,298
1.625% due 04/23/2027 þ		28,900	29,168
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	27,900	7,688
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	7,493
1.907% due 06/16/2026 •		13,200	13,009

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.293% (SOFRRATE + 0.870%) due 03/11/2027 ~		21,850	21,947
6.316% due 10/03/2029 •		20,550	21,241
Credit Suisse AG AT1 Claim		27,500	3,436
Crown Castle, Inc.
2.900% due 03/15/2027		500	480
3.700% due 06/15/2026		600	591
4.800% due 09/01/2028		4,000	3,957
5.600% due 06/01/2029		3,100	3,161
Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,989
4.298% due 04/01/2028 •		18,900	18,630
5.427% due 03/01/2028 •		3,700	3,733
5.705% due 03/01/2030 •		5,600	5,683
6.259% due 09/22/2026 •		11,500	11,600
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	19,900	20,367
1.625% due 01/20/2027		46,900	47,232
1.750% due 01/17/2028		12,300	12,264
2.129% due 11/24/2026 •		$22,800	22,222
2.311% due 11/16/2027 •		30,400	28,905
3.035% due 05/28/2032 •		400	343
3.547% due 09/18/2031 •		50,250	45,135
3.729% due 01/14/2032 •		800	699
5.701% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,374
6.119% due 07/14/2026 •		6,200	6,242
Digital Realty Trust LP
3.600% due 07/01/2029		13,617	12,883
4.450% due 07/15/2028		43,490	42,710
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	11,783
DOC DR LLC 3.950% due 01/15/2028		3,900	3,786
East Lane Re Ltd. 13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		13,400	13,455
Empower Finance LP 1.357% due 09/17/2027		15,600	14,193
EPR Properties
3.600% due 11/15/2031		15,100	13,219
3.750% due 08/15/2029		14,900	13,823
4.500% due 06/01/2027		7,800	7,670
4.750% due 12/15/2026		4,100	4,068
4.950% due 04/15/2028		25,572	25,162
Equinix, Inc.
1.000% due 09/15/2025		58,500	56,976
1.550% due 03/15/2028		38,144	34,391
2.500% due 05/15/2031		14,790	12,649
Essex Portfolio LP 3.375% due 04/15/2026		880	864
European Investment Bank 2.875% due 06/13/2025		4,540	4,511
European Union 2.875% due 10/05/2029	EUR	185,300	195,184
Everglades Re Ltd. 17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		$1,650	1,710
Extra Space Storage LP
2.200% due 10/15/2030		3,400	2,898
3.500% due 07/01/2026		5,600	5,499
F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,600	3,495
6.500% due 06/04/2029		900	919
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6,100	6,061
Fidelity National Financial, Inc. 2.450% due 03/15/2031		4,900	4,137
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,735
Fish Pond Re Ltd. 8.284% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		1,400	1,437
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	1,700	1,751
2.386% due 02/17/2026		4,575	4,698
2.900% due 02/16/2028		$7,129	6,583
3.250% due 09/15/2025	EUR	7,800	8,091
3.375% due 11/13/2025		$17,400	17,135
4.000% due 11/13/2030		12,500	11,269
4.134% due 08/04/2025		800	795
4.389% due 01/08/2026		500	496
4.535% due 03/06/2025	GBP	4,400	5,495
4.542% due 08/01/2026		$9,200	9,103
4.687% due 06/09/2025		2,600	2,594
5.113% due 05/03/2029		7,650	7,458
5.125% due 06/16/2025		32,700	32,689
5.800% due 03/08/2029		57,900	57,948
6.125% due 03/08/2034		1,600	1,566
Franklin Resources, Inc. 1.600% due 10/30/2030		1,300	1,082

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

FSKKR Capital Corp. 6.875% due 08/15/2029		700	724
G City Europe Ltd. 4.250% due 09/11/2025	EUR	13,600	13,945
GA Global Funding Trust 1.625% due 01/15/2026		$8,200	7,923
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,258
General Motors Financial Co., Inc.
2.400% due 04/10/2028		1,842	1,694
5.856% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,212
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$5,575	4,724
GLP Capital LP
3.250% due 01/15/2032		400	344
4.000% due 01/15/2030		19,400	18,083
4.000% due 01/15/2031		2,800	2,563
5.250% due 06/01/2025		4,090	4,092
5.300% due 01/15/2029		3,100	3,090
5.375% due 04/15/2026		1,500	1,501
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,163
5.049% due 07/23/2030 •		22,400	22,274
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		29,300	29,406
5.798% due 08/10/2026 •		31,500	31,684
6.484% due 10/24/2029 •		38,500	40,351
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		20,700	19,663
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,640
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	10,161
GSPA Monetization Trust 6.422% due 10/09/2029		9,700	9,627
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,721
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,236
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		19,100	18,335
HAT Holdings LLC 3.750% due 09/15/2030 (n)		9,455	8,339
Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,518
3.100% due 02/15/2030		2,800	2,522
Highwoods Realty LP
3.050% due 02/15/2030		600	530
4.200% due 04/15/2029		3,600	3,420
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,957
3.500% due 09/15/2030		2,800	2,537
HSBC Holdings PLC
5.546% due 03/04/2030 •		19,700	19,847
5.597% due 05/17/2028 •		5,600	5,661
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	20,569
5.887% due 08/14/2027 •		$25,600	25,979
6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		26,300	26,667
6.254% due 03/09/2034 •		8,550	8,876
7.390% due 11/03/2028 •		61,500	65,195
Hudson Pacific Properties LP
3.250% due 01/15/2030		24,000	16,356
3.950% due 11/01/2027 (n)		4,400	3,824
4.650% due 04/01/2029 (n)		7,300	5,510
5.950% due 02/15/2028 (n)		11,567	9,882
ING Groep NV
1.400% due 07/01/2026 •		25,700	25,251
3.875% due 05/16/2027 •(j)(k)		200	182
4.017% due 03/28/2028 •		7,600	7,446
4.250% due 05/16/2031 •(j)(k)		200	163
5.335% due 03/19/2030 •		9,600	9,642
Intercontinental Exchange, Inc. 3.625% due 09/01/2028		4,400	4,222
Intesa Sanpaolo SpA 7.200% due 11/28/2033		3,900	4,222
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		3,250	2,937
JAB Holdings BV 2.200% due 11/23/2030		335	277
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	24,510
1.578% due 04/22/2027 •		9,900	9,509
2.182% due 06/01/2028 •		56,450	53,035
2.739% due 10/15/2030 •		5,800	5,227
2.947% due 02/24/2028 •		39,550	38,049

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

3.540% due 05/01/2028 •		2,000	1,944
3.960% due 01/29/2027 •		6,500	6,451
4.323% due 04/26/2028 •		1,835	1,813
4.603% due 10/22/2030 •		25,000	24,532
4.851% due 07/25/2028 •		7,660	7,659
4.979% due 07/22/2028 •		18,400	18,462
5.012% due 01/23/2030 •		39,700	39,671
5.160% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,027
5.299% due 07/24/2029 •		25,600	25,863
5.466% (SOFRRATE + 0.860%) due 10/22/2028 ~		11,100	11,141
5.536% (SOFRRATE + 0.930%) due 07/22/2028 ~		25,500	25,653
5.788% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	40,112
6.070% due 10/22/2027 •		20,464	20,949
6.087% due 10/23/2029 •		5,000	5,187
JPMorgan Chase Bank NA 5.433% (SOFRRATE + 1.000%) due 12/08/2026 ~		27,200	27,497
Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,231
2.650% due 11/15/2033		4,800	3,673
3.050% due 02/15/2030		6,700	5,893
4.250% due 08/15/2029		5,549	5,238
4.375% due 10/01/2025		900	896
4.750% due 12/15/2028		3,300	3,227
6.250% due 01/15/2036		6,300	6,254
Kimco Realty OP LLC
1.900% due 03/01/2028		3,524	3,221
3.300% due 02/01/2025		7,200	7,189
Kizuna RE Pte. Ltd. 7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,516
KKR Group Finance Co. LLC 3.750% due 07/01/2029		300	284
Kookmin Bank 4.500% due 02/01/2029 (k)		2,500	2,420
Lazard Group LLC 4.500% due 09/19/2028		7,000	6,856
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		9,721	9,703
Lloyds Bank PLC 0.000% due 04/02/2032 þ		41,200	27,230
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	13,844
4.375% due 03/22/2028		$2,300	2,248
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	1,971
5.087% due 11/26/2028 •		$5,650	5,658
5.462% due 01/05/2028 •		21,600	21,786
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,400	25,465
5.590% due 11/26/2035 •		3,900	3,869
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,190
5.985% due 08/07/2027 •		$1,100	1,117
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	7,174
2.250% due 05/13/2025		41,100	42,481
3.250% due 11/13/2028		10,900	11,271
Longleaf Pine Re Ltd. 21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$2,600	2,906
LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,045
2.700% due 09/15/2030		900	780
Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027		3,000	2,998
4.650% due 03/15/2030		1,300	1,284
4.850% due 11/15/2031		14,800	14,623
5.000% due 03/15/2035		5,000	4,883
5.350% due 11/15/2044		12,300	11,945
5.400% due 03/15/2055		11,800	11,315
MassMutual Global Funding 5.634% (SOFRRATE + 0.980%) due 07/10/2026 ~		58,800	59,279
Metropolitan Life Global Funding 3.450% due 12/18/2026		17,500	17,142
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	5,869
5.422% due 02/22/2029 •		18,800	19,076
5.475% due 02/22/2031 •		5,100	5,196
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,354
2.201% due 07/10/2031 •		29,200	24,973
5.382% due 07/10/2030 •		19,800	20,017
5.414% due 09/13/2028 •		24,400	24,740
Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	9,900	10,286
3.772% due 01/24/2029 •		$2,276	2,196
3.790% due 03/21/2030 •	EUR	2,900	3,084
4.654% due 10/18/2030 •		$25,700	25,157
4.679% due 07/17/2026 •		1,711	1,710
5.042% due 07/19/2030 •		3,100	3,090
5.123% due 02/01/2029 •		7,400	7,422

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.173% due 01/16/2030 •		23,841	23,882
5.449% due 07/20/2029 •		3,400	3,439
5.652% due 04/13/2028 •		4,700	4,780
5.656% due 04/18/2030 •		800	815
6.407% due 11/01/2029 •		33,800	35,317
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		7,600	7,551
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		20,100	20,127
5.328% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,114
5.584% (SOFRRATE + 0.940%) due 07/14/2028 ~		59,500	59,785
5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,885
5.882% due 10/30/2026		24,000	24,521
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	17,896
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		15,800	16,008
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	6,009
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	32,982
5.264% due 11/10/2026		15,500	15,694
6.557% due 10/18/2027 •		24,075	24,711
NatWest Group PLC
3.073% due 05/22/2028 •		25,900	24,779
4.892% due 05/18/2029 •		14,600	14,463
5.583% due 03/01/2028 •		20,400	20,652
5.713% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,464
5.778% due 03/01/2035 •		12,900	13,007
8.000% due 08/10/2025 •(j)(k)		1,200	1,214
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,083
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	28,409
2.000% due 03/09/2026		23,900	22,954
2.450% due 09/15/2028		500	444
2.750% due 03/09/2028		8,550	7,777
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	43,773
2.172% due 07/14/2028		1,500	1,355
2.679% due 07/16/2030		9,500	8,273
5.594% due 07/02/2027		11,300	11,456
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	13,011
5.842% due 01/18/2028		13,500	13,788
6.070% due 07/12/2028		12,000	12,343
6.181% due 01/18/2033		18,000	18,717
Norinchukin Bank 2.080% due 09/22/2031		19,700	15,934
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,805
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	19,533
3.625% due 10/01/2029		14,300	13,213
5.250% due 01/15/2026		33,800	33,857
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,512
Orange Capital RE DAC 3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	300	312
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		$45,794	31,025
Panther Escrow Issuer LLC 7.125% due 06/01/2031		19,900	20,121
Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	16,566
6.875% due 07/15/2029		4,800	4,934
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,275
Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,200	2,288
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		9,100	9,482
Primerica, Inc. 2.800% due 11/19/2031		3,000	2,571
Principal Life Global Funding 1.250% due 08/16/2026		14,000	13,268
Purple Re Ltd. 13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		7,800	8,114
Quercus Re DAC 11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	317
Realty Income Corp.
2.200% due 06/15/2028		$550	504
3.200% due 02/15/2031		800	718
3.875% due 04/15/2025		2,800	2,794
3.950% due 08/15/2027		1,100	1,082
4.625% due 11/01/2025		6,600	6,595
4.875% due 06/01/2026		6,600	6,620
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	5,692

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

RiponInvestments Financing Ltd. 0.000% due 02/25/2025 «(l)	GBP	502	628
RNHB BV
0.000% due 10/28/2025 «~	EUR	1,275	1,313
0.000% due 01/28/2026 «~		1,382	1,397
0.000% due 07/28/2026 «~		2,222	2,166
0.000% due 01/28/2027 «~		2,019	2,026
0.000% due 03/01/2027 «~		1,107	1,163
0.000% due 10/28/2027 «~		2,121	2,126
0.000% due 04/28/2028 «~		1,063	1,118
0.000% due 10/28/2028 «~		2,125	2,563
Sammons Financial Group Global Funding 5.100% due 12/10/2029		$5,100	5,065
Sanders Re Ltd. 17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		17,400	17,081
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	777
3.450% due 06/02/2025		18,700	18,590
5.353% due 09/06/2030 •		16,200	16,017
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		25,600	26,391
SBA Tower Trust
1.884% due 07/15/2050		24,900	24,132
2.328% due 07/15/2052		12,200	11,139
2.836% due 01/15/2050		3,987	3,983
Scentre Group Trust
3.500% due 02/12/2025		1,000	998
3.625% due 01/28/2026		7,100	7,000
Sixth Street Lending Partners 6.500% due 03/11/2029		1,500	1,521
Societe Generale SA
1.488% due 12/14/2026 •		25,200	24,326
1.792% due 06/09/2027 •		16,000	15,233
6.446% due 01/10/2029 •		25,400	26,017
6.447% due 01/12/2027 •		31,000	31,374
6.691% due 01/10/2034 •		32,100	32,971
Standard Chartered Bank 4.853% due 12/03/2027		29,800	29,859
Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	11,176
3.971% due 03/30/2026 •		23,000	22,922
6.170% due 01/09/2027 •		33,846	34,184
6.187% due 07/06/2027 •		1,500	1,526
6.301% due 01/09/2029 •		19,800	20,339
6.750% due 02/08/2028 •		400	413
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,935
State Street Bank & Trust Co. 4.782% due 11/23/2029		4,650	4,637
Stifel Financial Corp. 4.000% due 05/15/2030		27,600	26,070
Store Capital LLC
2.700% due 12/01/2031		600	495
2.750% due 11/18/2030		4,160	3,593
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	19,836
2.472% due 01/14/2029		18,800	17,105
5.520% due 01/13/2028		19,000	19,307
5.880% due 07/13/2026		2,300	2,341
Sumitomo Mitsui Trust Bank Ltd. 5.200% due 03/07/2027		10,600	10,700
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,421
2.700% due 07/15/2031		1,800	1,515
4.200% due 04/15/2032		6,300	5,755
Synchrony Bank
5.400% due 08/22/2025		12,700	12,719
5.625% due 08/23/2027		12,500	12,600
Synchrony Financial 5.150% due 03/19/2029		5,450	5,377
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «		6,700	6,698
Tesco Property Finance PLC 5.801% due 10/13/2040	GBP	21,154	26,081
Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,619
4.568% due 12/17/2026		4,000	3,991
5.156% due 01/10/2028		13,000	13,069
Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		2,200	2,311
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		1,300	1,344
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		700	730
Truist Financial Corp. 5.900% due 10/28/2026 •		5,800	5,846
UBS AG
0.250% due 01/05/2026	EUR	2,100	2,121

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

3.700% due 02/21/2025		$4,400	4,391
5.650% due 09/11/2028		600	614
7.500% due 02/15/2028		22,400	23,992
UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	1,978
0.650% due 09/10/2029		1,200	1,111
1.000% due 06/24/2027 •		1,500	1,512
1.305% due 02/02/2027 •		$31,700	30,475
2.125% due 10/13/2026 •	EUR	1,360	1,400
2.125% due 11/15/2029 •	GBP	800	900
2.193% due 06/05/2026 •		$53,250	52,625
2.250% due 06/09/2028 •	GBP	1,100	1,285
2.875% due 04/02/2032 •	EUR	2,200	2,221
3.091% due 05/14/2032 •		$3,300	2,872
3.750% due 03/26/2025		20,535	20,475
3.869% due 01/12/2029 •		43,400	41,811
4.125% due 04/15/2026		38,200	37,853
4.194% due 04/01/2031 •		2,550	2,411
4.253% due 03/23/2028		4,200	4,083
4.282% due 01/09/2028		500	489
4.375% due 02/10/2031 •(j)(k)		2,000	1,720
4.550% due 04/17/2026		5,300	5,284
4.751% due 05/12/2028 •		2,800	2,784
5.711% due 01/12/2027 •		42,000	42,316
5.959% due 01/12/2034 •		19,000	19,435
6.246% due 09/22/2029 •		18,900	19,589
6.301% due 09/22/2034 •		10,000	10,467
6.327% due 12/22/2027 •		42,600	43,719
6.373% due 07/15/2026 •		250	252
6.442% due 08/11/2028 •		21,900	22,635
6.537% due 08/12/2033 •		12,500	13,257
7.000% due 09/30/2027 •	GBP	900	1,160
7.750% due 03/01/2029 •	EUR	2,600	3,070
9.016% due 11/15/2033 •		$19,950	24,102
UniCredit SpA 2.569% due 09/22/2026 •		13,600	13,340
Ursa Re Ltd.
9.784% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		16,800	17,569
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		25,000	26,507
Ventas Realty LP
3.000% due 01/15/2030		23,000	20,807
4.125% due 01/15/2026		3,000	2,978
VICI Properties LP
4.750% due 02/15/2028		18,250	18,109
5.750% due 04/01/2034 (n)		2,600	2,626
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,830
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,588
2.188% due 04/30/2026 •		$3,329	3,299
2.393% due 06/02/2028 •		20,160	18,992
3.000% due 10/23/2026		4,263	4,137
3.526% due 03/24/2028 •		34,900	33,860
3.584% due 05/22/2028 •		860	834
3.908% due 04/25/2026 •		3,000	2,991
4.478% due 04/04/2031 •		3,447	3,338
4.808% due 07/25/2028 •		7,967	7,940
5.198% due 01/23/2030 •		22,400	22,470
5.574% due 07/25/2029 •		48,317	49,069
5.707% due 04/22/2028 •		18,900	19,213
6.303% due 10/23/2029 •		20,600	21,444
Welltower OP LLC 4.250% due 04/01/2026		800	796
Windmill Re DAC 8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260
Winston RE Ltd. 14.564% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		$670	706
WP Carey, Inc.
4.000% due 02/01/2025		4,350	4,345
4.250% due 10/01/2026		1,700	1,682
Yellow Tulip Assetco BV 1.500% due 07/30/2036 «	EUR	4,250	4,464
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «~		4,377	4,334

			6,821,127

INDUSTRIALS 6.4%
7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,085
1.800% due 02/10/2031		6,100	4,927
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		9,900	9,455
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	11,339

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

AdnocMurban Rsc Ltd. 4.250% due 09/11/2029	13,000	12,566
Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,167	1,082
3.600% due 09/15/2028	2,986	2,908
5.250% due 10/01/2030	8,409	8,395
Aker BP ASA 4.000% due 01/15/2031	1,100	1,015
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	12,917	12,826
Altice France SA 5.125% due 07/15/2029	4,000	3,000
Amdocs Ltd. 2.538% due 06/15/2030	2,100	1,826
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,250	1,094
3.000% due 04/15/2030	13,021	12,166
3.150% due 08/15/2033	21,115	19,147
3.200% due 12/15/2029	10,667	10,090
3.250% due 04/15/2030	5,542	5,107
3.350% due 04/15/2031	10,147	9,523
3.375% due 11/01/2028	7,403	7,078
3.500% due 08/15/2033	3,968	3,529
3.575% due 07/15/2029	5,699	5,487
3.600% due 03/22/2029	5,376	5,199
3.650% due 12/15/2029	3,323	3,113
3.650% due 08/15/2030	4,678	4,459
3.700% due 04/01/2028	3,282	3,193
American Airlines, Inc. 5.750% due 04/20/2029	8,000	7,940
Amgen, Inc. 5.150% due 03/02/2028	35,060	35,323
AppLovin Corp. 5.125% due 12/01/2029	7,500	7,485
Bacardi Ltd. 4.450% due 05/15/2025	18,200	18,171
Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	22,459
4.375% due 12/15/2028	28,900	27,810
6.125% due 11/21/2026	36,300	37,008
6.250% due 01/21/2029	43,100	43,983
6.375% due 11/21/2030	40,000	41,166
6.500% due 11/21/2033	7,800	7,939
Belron U.K. Finance PLC 5.750% due 10/15/2029	800	792
Berry Global, Inc. 1.570% due 01/15/2026 (n)	8,809	8,505
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,608
3.080% due 07/01/2051	7,000	4,289
Boeing Co.
2.196% due 02/04/2026	75,579	73,339
2.700% due 02/01/2027	8,125	7,750
2.750% due 02/01/2026	63,290	61,776
3.250% due 02/01/2028	6,700	6,311
5.040% due 05/01/2027	7,968	7,992
5.150% due 05/01/2030	30,741	30,333
6.298% due 05/01/2029	4,500	4,667
6.388% due 05/01/2031	8,100	8,473
6.858% due 05/01/2054	500	532
7.008% due 05/01/2064	1,100	1,168
British Airways Pass-Through Trust
2.900% due 09/15/2036	690	611
3.300% due 06/15/2034	4,764	4,377
3.350% due 12/15/2030	3,955	3,730
3.800% due 03/20/2033	1,314	1,260
4.250% due 05/15/2034	4,751	4,516
Broadcom, Inc.
3.137% due 11/15/2035	145,195	118,638
3.419% due 04/15/2033	15,254	13,360
4.300% due 11/15/2032	8,280	7,814
4.926% due 05/15/2037	20,414	19,429
5.050% due 07/12/2027	2,600	2,625
Centene Corp.
2.450% due 07/15/2028	1,300	1,171
4.250% due 12/15/2027	5,506	5,338
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,103
3.500% due 06/01/2041	7,900	5,417
3.700% due 04/01/2051	2,200	1,376
3.850% due 04/01/2061	2,040	1,231
4.400% due 04/01/2033	1,850	1,654
4.908% due 07/23/2025	8,620	8,613
6.100% due 06/01/2029	6,900	7,036
6.484% due 10/23/2045	1,500	1,419

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CheniereEnergy, Inc. 5.650% due 04/15/2034		900	906
Choice Hotels International, Inc. 3.700% due 12/01/2029		5,090	4,730
Cigna Group 4.375% due 10/15/2028		1,420	1,393
CLN Magnetto Group 8.606% due 10/25/2031 «~		43,000	43,043
CommonSpirit Health 3.910% due 10/01/2050		24,400	18,009
Conagra Brands, Inc. 1.375% due 11/01/2027		12,490	11,343
Constellation Brands, Inc. 3.700% due 12/06/2026		2,800	2,753
Continental Resources, Inc. 4.375% due 01/15/2028		4,889	4,756
CRH America Finance, Inc. 3.400% due 05/09/2027		1,600	1,551
CVS Health Corp. 3.250% due 08/15/2029		3,700	3,370
CVS Pass-Through Trust 8.353% due 07/10/2031		136	146
Dell International LLC 6.020% due 06/15/2026		6,997	7,102
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,681	1,549
Emory University 2.143% due 09/01/2030		7,300	6,366
Enbridge, Inc.
1.600% due 10/04/2026		400	379
5.250% due 04/05/2027		5,000	5,060
5.900% due 11/15/2026		2,300	2,347
6.000% due 11/15/2028		21,100	21,845
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,489
4.950% due 05/15/2028		4,991	4,985
4.950% due 06/15/2028		1,100	1,099
5.550% due 05/15/2034		5,250	5,227
6.050% due 12/01/2026		6,200	6,337
6.100% due 12/01/2028		1,500	1,559
EQM Midstream Partners LP 6.500% due 07/01/2027		5,000	5,068
Expedia Group, Inc.
3.250% due 02/15/2030		2,430	2,241
4.625% due 08/01/2027		5,000	4,982
6.250% due 05/01/2025		17,044	17,056
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,001
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,839
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	570
4.300% due 01/15/2029		1,760	1,715
Fiserv, Inc.
2.650% due 06/01/2030		37,580	33,232
5.150% due 03/15/2027		21,500	21,680
Flex Ltd. 4.875% due 05/12/2030		17,200	16,785
Ford Motor Co. 3.250% due 02/12/2032		11,800	9,817
GE Capital Funding LLC 4.550% due 05/15/2032		30,055	28,960
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	388
Glencore Funding LLC 3.875% due 10/27/2027		$1,417	1,378
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,632
2.650% due 02/15/2025		3,930	3,918
2.900% due 05/15/2030		8,292	7,386
3.200% due 08/15/2029		5,300	4,858
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	22,110
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	14,762
6.510% due 02/23/2042		800	812
Hamilton College 4.750% due 07/01/2113		29,370	23,586
HCA, Inc.
5.200% due 06/01/2028		10,150	10,178
5.375% due 09/01/2026		26,700	26,799
5.500% due 06/01/2033		5,100	5,048
5.875% due 02/01/2029		1,700	1,736
Howmet Aerospace, Inc. 3.000% due 01/15/2029		1,349	1,255

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

HuntingtonIngalls Industries, Inc. 2.043% due 08/16/2028		10,000	8,986
Hyatt Hotels Corp. 5.250% due 06/30/2029		7,600	7,609
Hyundai Capital America
1.650% due 09/17/2026		73,100	69,219
2.100% due 09/15/2028		33,000	29,581
5.250% due 01/08/2027		16,400	16,503
5.300% due 01/08/2029		6,500	6,516
5.500% due 03/30/2026		17,500	17,618
5.688% due 08/04/2025 •		43,900	44,071
5.950% due 09/21/2026		11,800	12,024
6.000% due 07/11/2025		70,300	70,771
6.250% due 11/03/2025		25,000	25,253
6.500% due 01/16/2029		8,400	8,771
Icon Investments Six DAC 5.809% due 05/08/2027		1,400	1,424
Imperial Brands Finance PLC
3.500% due 07/26/2026		34,025	33,316
3.875% due 07/26/2029		30,650	28,983
4.250% due 07/21/2025		1,566	1,558
Infor, Inc. 1.750% due 07/15/2025		12,500	12,271
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	4,586
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		8,700	8,460
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,656	6,665
2.950% due 11/15/2029		461	416
4.000% due 05/15/2034		3,802	3,582
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		6,785	6,127
Keurig Dr Pepper, Inc. 5.050% due 03/15/2029		4,300	4,315
Kraton Corp. 5.000% due 07/15/2027		1,200	1,205
Las Vegas Sands Corp.
5.900% due 06/01/2027		31,300	31,762
6.000% due 08/15/2029		11,300	11,458
Leidos, Inc.
2.300% due 02/15/2031		13,600	11,428
3.625% due 05/15/2025		1,800	1,792
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	12,265
LifePoint Health, Inc. 11.000% due 10/15/2030 (n)		9,200	10,110
LKQ Corp. 5.750% due 06/15/2028		615	625
Marriott International, Inc.
3.500% due 10/15/2032		22,640	19,985
5.450% due 09/15/2026		16,500	16,723
Mather Foundation 2.675% due 10/01/2031		1,050	887
Mattel, Inc. 3.375% due 04/01/2026		4,300	4,215
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		300	298
Micron Technology, Inc. 4.975% due 02/06/2026		10,200	10,216
Mileage Plus Holdings LLC 6.500% due 06/20/2027		700	705
Motorola Solutions, Inc. 2.300% due 11/15/2030		11,770	10,084
MPLX LP
4.000% due 03/15/2028		256	249
4.700% due 04/15/2048		7,200	5,909
National Football League 5.480% due 10/05/2028 «(l)		27,600	27,680
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	9,406
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,629
2.700% due 06/22/2030		31,100	27,453
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,162
3.522% due 09/17/2025		$122,700	120,972
4.345% due 09/17/2027		132,300	127,428
4.810% due 09/17/2030		41,900	39,413
NXP BV
2.700% due 05/01/2025		4,788	4,756
3.150% due 05/01/2027		4,100	3,945
3.875% due 06/18/2026		37,682	37,192
5.350% due 03/01/2026		13,800	13,861
OCI NV 6.700% due 03/16/2033		5,100	5,144

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

OracleCorp. 2.800% due 04/01/2027		300	288
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	5,700
Penske Truck Leasing Co. LP 5.350% due 03/30/2029		3,600	3,630
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	14,237
Philip Morris International, Inc. 5.125% due 11/17/2027		932	943
President & Fellows of Harvard College 2.517% due 10/15/2050		550	333
Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,698
4.625% due 12/15/2029		4,100	4,035
Renesas Electronics Corp. 2.170% due 11/25/2026		3,801	3,601
Rolls-Royce PLC 5.750% due 10/15/2027		5,548	5,638
Royalty Pharma PLC 1.200% due 09/02/2025		11,900	11,609
S&P Global, Inc. 2.700% due 03/01/2029		1,900	1,749
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		29,100	28,206
Sands China Ltd.
3.800% due 01/08/2026		600	589
5.125% due 08/08/2025		300	299
Santos Finance Ltd. 6.875% due 09/19/2033		18,100	19,229
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	364
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027		4,400	4,387
Southern Co. 1.750% due 03/15/2028		7,190	6,525
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	6,454
9.375% due 11/30/2029		8,000	8,574
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		3,939	3,667
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		1,150	1,149
5.152% due 09/20/2029		32,175	32,318
Sutter Health 3.361% due 08/15/2050		26,400	18,655
Syngenta Finance NV 4.892% due 04/24/2025		3,751	3,748
T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	20,655
2.050% due 02/15/2028		1,000	919
2.550% due 02/15/2031		25,100	21,600
3.875% due 04/15/2030		17,657	16,624
4.200% due 10/01/2029		7,300	7,066
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,158
7.000% due 10/15/2028		3,900	4,149
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	13,400	10,267
1.250% due 01/31/2032		7,800	5,993
2.625% due 01/24/2032	GBP	7,300	6,811
4.000% due 04/18/2027	EUR	1,900	1,509
4.375% due 01/18/2031		6,400	5,105
4.375% due 07/03/2034	GBP	700	678
4.625% due 06/04/2046		1,900	1,845
5.500% due 02/11/2041		1,000	987
6.500% due 02/09/2032		900	908
9.750% due 04/30/2028 «		11,781	13,790
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$3,341	3,309
4.625% due 12/03/2026		1,930	1,924
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,902	7,001
2.900% due 11/01/2029		1,320	1,212
3.100% due 01/07/2030		3,948	3,747
3.450% due 06/01/2029		3,662	3,515
3.450% due 01/07/2030		1,568	1,473
3.500% due 09/01/2031		5,663	5,299
3.750% due 03/03/2028		998	979
4.000% due 10/11/2027		1,879	1,858
4.150% due 02/25/2033		9,598	9,182
4.300% due 02/15/2027		755	751
5.450% due 08/15/2038		30,400	30,548
5.800% due 07/15/2037		46,439	47,525
5.875% due 04/15/2029		33,087	33,822

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

UnitedAirlines, Inc. 4.375% due 04/15/2026		1,900	1,870
Venture Global LNG, Inc. 9.875% due 02/01/2032		1,400	1,537
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	10,000	11,688
VMware LLC 4.500% due 05/15/2025		$11,358	11,344
VMware, Inc.
1.800% due 08/15/2028		3,000	2,693
4.650% due 05/15/2027		12,010	11,966
4.700% due 05/15/2030		9,100	8,910
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,581
4.750% due 11/13/2028		39,500	38,513
5.700% due 09/12/2026		6,800	6,864
6.000% due 11/16/2026		25,950	26,367
6.200% due 11/16/2028		13,950	14,265
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026 (n)		9,200	8,919
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		4,800	4,625
Weir Group PLC 2.200% due 05/13/2026		18,700	17,993
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,556
4.700% due 09/15/2028		6,100	6,046
Woodside Finance Ltd. 3.650% due 03/05/2025		100	100
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,341

			2,932,876

UTILITIES 2.7%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		6,960	5,118
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,612
AES Corp.
2.450% due 01/15/2031		10,600	8,839
3.300% due 07/15/2025		20,050	19,894
3.950% due 07/15/2030		18,167	16,758
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,025
Appalachian Power Co. 2.700% due 04/01/2031		13,700	11,854
AT&T, Inc. 2.750% due 06/01/2031		10,350	9,008
Boston Gas Co. 3.150% due 08/01/2027		2,900	2,765
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028		6,600	6,688
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	9,325
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,200	3,295
Constellation Energy Generation LLC 3.250% due 06/01/2025		9,100	9,042
Dominion Energy, Inc. 2.250% due 08/15/2031		4,550	3,794
DTE Energy Co. 4.950% due 07/01/2027		900	904
Duke Energy Carolinas LLC 2.550% due 04/15/2031		1,500	1,300
Duke Energy Progress LLC 2.000% due 08/15/2031		12,400	10,274
Edison International
5.450% due 06/15/2029		13,300	13,428
5.750% due 06/15/2027		4,700	4,782
EDP Finance BV 1.710% due 01/24/2028		38,300	34,802
Electricite de France SA
5.700% due 05/23/2028		5,000	5,083
9.125% due 03/15/2033 •(j)		13,700	15,487
Enel Finance America LLC 2.875% due 07/12/2041		2,800	1,894
Enel Finance International NV
1.625% due 07/12/2026		17,400	16,599
2.125% due 07/12/2028		11,300	10,233
2.500% due 07/12/2031		800	671
4.625% due 06/15/2027		35,600	35,327
5.000% due 06/15/2032		12,900	12,565
5.125% due 06/26/2029		2,500	2,499
EPH Financing International AS 6.651% due 11/13/2028	EUR	16,400	18,349

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

EvergyMetro, Inc. 2.250% due 06/01/2030	$2,600	2,255
Exelon Corp.
2.750% due 03/15/2027	770	737
3.950% due 06/15/2025	933	929
Fells Point Funding Trust 3.046% due 01/31/2027	8,500	8,178
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,307
2.250% due 09/01/2030	7,000	6,026
3.900% due 07/15/2027	2,000	1,949
FORESEA Holding SA 7.500% due 06/15/2030	2,013	1,940
India Green Power Holdings 4.000% due 02/22/2027	5,133	4,898
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	6,370	6,009
ITC Holdings Corp. 2.950% due 05/14/2030	20,900	18,711
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,271
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	290	233
New York State Electric & Gas Corp. 1.950% due 10/01/2030	18,300	15,216
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	46,790	40,479
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	17,600	17,052
ONEOK, Inc.
4.250% due 09/24/2027	49,425	48,714
4.400% due 10/15/2029	32,625	31,645
4.750% due 10/15/2031	45,250	43,790
5.550% due 11/01/2026	2,700	2,736
5.650% due 11/01/2028	7,200	7,349
5.700% due 11/01/2054	11,400	10,730
6.050% due 09/01/2033	36,100	37,167
6.350% due 01/15/2031	1,100	1,157
Pacific Gas & Electric Co.
2.100% due 08/01/2027	28,879	26,950
2.500% due 02/01/2031	39,700	33,970
2.950% due 03/01/2026	4,050	3,962
3.150% due 01/01/2026	35,240	34,641
3.250% due 06/01/2031	18,660	16,571
3.300% due 03/15/2027	9,400	9,077
3.300% due 12/01/2027	10,000	9,558
3.300% due 08/01/2040	10,719	8,029
3.450% due 07/01/2025	13,300	13,199
3.500% due 06/15/2025	16,990	16,873
3.500% due 08/01/2050	51,900	35,598
3.750% due 07/01/2028	12,700	12,161
3.950% due 12/01/2047	24,400	18,246
4.200% due 03/01/2029	26,800	25,919
4.400% due 03/01/2032	26,200	24,677
4.500% due 12/15/2041	10,400	8,516
4.550% due 07/01/2030	29,903	28,961
4.650% due 08/01/2028	6,100	6,016
6.100% due 01/15/2029	25,250	26,148
6.400% due 06/15/2033	15,500	16,347
PacifiCorp
3.300% due 03/15/2051	100	65
5.100% due 02/15/2029	1,500	1,511
5.300% due 02/15/2031	15,200	15,342
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	46,200	46,398
Public Service Co. of Colorado 1.900% due 01/15/2031	1,900	1,588
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	10,784
Rio Oil Finance Trust
8.200% due 04/06/2028	1,375	1,413
9.750% due 01/06/2027	11,696	12,144
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	493
San Diego Gas & Electric Co. 1.700% due 10/01/2030	2,037	1,709
Southern California Edison Co.
2.500% due 06/01/2031	7,760	6,656
2.750% due 02/01/2032	18,550	15,850
3.650% due 06/01/2051	15,000	10,671
4.400% due 09/06/2026	3,600	3,588
4.875% due 02/01/2027	5,100	5,117
5.150% due 06/01/2029	9,300	9,362
5.350% due 03/01/2026	18,600	18,730
Southern California Gas Co. 2.950% due 04/15/2027	6,830	6,572

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

SouthwesternElectric Power Co. 4.100% due 09/15/2028	257	250
System Energy Resources, Inc. 2.140% due 12/09/2025	18,500	18,005
Toledo Edison Co. 2.650% due 05/01/2028	18,667	17,185
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	498
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	19,798
5.088% due 05/01/2029	10,475	10,519
WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725	3,401
1.800% due 10/15/2030	5,538	4,632

		1,239,392

Total Corporate Bonds & Notes (Cost $11,355,429)		10,993,395

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.211% due 06/01/2025	4,500	4,459
2.534% due 06/01/2028	5,100	4,779
2.584% due 06/01/2029	3,600	3,309
2.704% due 06/01/2030	5,100	4,612
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	2	2
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	5,969
3.850% due 06/01/2050	12,185	11,043
4.214% due 06/01/2050	3,900	2,893
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	216
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	5,636
University of California Revenue Bonds, Series 2020 1.316% due 05/15/2027	5,700	5,298

		48,216

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	174

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024 5.526% due 07/01/2034	5,100	5,157

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	48,877	52,497

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	3,300	3,302
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	1,600	1,516

		4,818

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
1.827% due 03/15/2029	800	719
2.027% due 03/15/2031	23,000	19,511
2.127% due 03/15/2032	23,000	19,078
2.227% due 03/15/2033	23,000	18,686
2.277% due 03/15/2034	19,000	15,327

		73,321

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	172

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
1.329% due 11/01/2025	1,000	976
1.946% due 11/01/2028	2,435	2,209
2.046% due 11/01/2029	1,400	1,240
2.096% due 11/01/2030	1,750	1,515

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

TexasNatural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	58,673	58,833
5.169% due 04/01/2041	34,500	34,012

		98,785

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,397
3.401% due 06/01/2034	10,930	9,035
3.501% due 06/01/2035	9,935	8,069

		18,501

Total Municipal Bonds & Notes (Cost $330,964)		301,641

U.S. GOVERNMENT AGENCIES 52.7%
Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	304
0.000% due 03/25/2036 (b)(g)	590	529
1.387% due 02/25/2037 •(a)	7	0
1.417% due 06/25/2037 •(a)	39	2
1.420% due 03/25/2036 ~(a)	4,831	248
1.467% due 12/25/2042 •(a)	806	88
1.499% due 05/25/2044 ~(a)	4,164	236
1.567% due 05/25/2037 - 01/25/2040 •(a)	410	25
1.578% due 12/25/2038 ~(a)	4,464	291
1.617% due 08/25/2042 •(a)	5,292	653
1.697% due 03/25/2037 •(a)	21	2
1.783% due 06/25/2055 ~(a)	4,074	234
1.867% due 07/25/2036 •(a)	222	18
1.917% due 12/25/2036 - 06/25/2037 •(a)	144	7
1.957% due 12/25/2036 •(a)	78	8
1.967% due 07/25/2037 •(a)	52	5
2.027% due 10/25/2043 •	14,155	12,852
2.077% due 05/25/2037 •(a)	19	2
2.242% due 01/25/2031 ~(a)	193,002	12,287
3.000% due 08/25/2040 - 09/01/2057	51,662	46,368
3.500% due 08/25/2042	13,694	12,576
4.000% due 07/25/2040 - 01/01/2059	16,405	15,223
4.045% due 12/01/2029	8,530	8,267
4.300% due 11/01/2029	11,735	11,527
4.500% due 01/25/2035 - 09/25/2041	72,199	69,055
4.547% due 03/01/2033 •	7	7
4.750% due 07/25/2037 •	36	35
4.758% due 12/25/2042 ~	3,654	3,595
4.818% due 03/25/2036 •	263	258
4.834% due 05/01/2030 •	1	1
4.933% due 04/25/2036 - 05/25/2037 •	449	443
4.969% due 03/25/2034 •	5	5
4.983% due 01/25/2033 - 05/25/2048 •	13,400	13,077
4.999% due 08/25/2034 •	3	3
5.000% due 09/18/2027 - 04/25/2035	258	258
5.000% due 04/25/2043 •	749	699
5.003% due 11/25/2036 - 06/25/2037 •	133	131
5.033% due 05/25/2034 - 03/25/2044 •	1,113	1,102
5.043% due 03/25/2037 •	3	3
5.053% due 01/25/2037 •	179	176
5.063% due 07/25/2037 •	155	153
5.083% due 06/25/2029 - 06/25/2047 •	19,326	18,978
5.093% due 09/25/2035 •	12	12
5.113% due 11/25/2040 •	1,496	1,482
5.115% due 04/18/2028 •	1	1
5.123% due 06/25/2036 •	121	119
5.133% due 10/25/2030 - 04/25/2047 •	25,495	25,049
5.143% due 07/25/2036 •	347	344
5.165% due 10/18/2030 •	54	54
5.183% due 08/25/2030 - 12/25/2049 •	26,896	26,509
5.185% due 12/01/2036 •	8	7
5.203% due 10/25/2040 •	13	13
5.222% due 10/25/2042 ~	2,845	2,827
5.233% due 09/25/2041 •	298	296
5.263% due 08/25/2037 •	1,668	1,658
5.265% due 12/18/2031 •	10	10
5.283% due 06/25/2030 - 07/25/2034 •	560	561
5.333% due 03/25/2040 •	359	358
5.353% due 03/25/2038 •	23	23
5.403% due 06/25/2037 •	58	57
5.433% due 04/25/2031 - 11/25/2039 •	247	247
5.500% due 08/25/2035	16	17
5.503% due 02/25/2038 •	66	66
5.583% due 04/25/2032 - 11/25/2033 •	472	477
5.645% due 08/01/2027 •	2	2
5.646% due 01/01/2035 •	941	966
5.654% due 01/25/2051 •	23,738	23,804
5.671% due 02/01/2035 •	329	332

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.702% due 01/01/2035 •	456	458
5.715% due 01/01/2036 •	1	1
5.732% due 02/01/2035 •	10	10
5.750% due 12/20/2027 - 08/25/2034	288	294
5.754% due 12/25/2050 •	7,247	7,240
5.757% due 01/01/2035 •	11	11
5.771% due 01/01/2035 •	446	448
5.795% due 12/01/2034 •	2	2
5.824% due 01/25/2055 «(c)	59,700	59,672
5.841% due 09/01/2034 •	8	8
5.895% due 11/01/2031 •	27	27
5.947% due 12/01/2033 •	45	46
5.958% due 12/01/2036 •	2	2
5.960% due 12/01/2034 •	7	7
5.978% due 12/01/2035 •	61	61
5.981% due 12/01/2034 •	135	136
6.000% due 05/17/2027 - 10/25/2044	3,005	3,084
6.027% due 11/01/2034 •	47	46
6.035% due 12/01/2034 •	10	10
6.037% due 02/01/2035 •	37	37
6.057% due 01/01/2037 •	4	4
6.065% due 12/01/2033 •	80	81
6.066% due 02/01/2035 •	406	410
6.082% due 02/01/2035 •	103	104
6.127% due 06/01/2043 •	825	834
6.128% due 07/01/2042 - 12/01/2044 •	3,438	3,481
6.175% due 02/01/2035 •	4	4
6.177% due 09/01/2041 •	1,447	1,458
6.195% due 02/01/2027 •	4	4
6.198% due 11/01/2035 •	497	512
6.204% due 03/01/2036 •	75	76
6.250% due 02/25/2029	57	57
6.254% due 11/01/2037 •	5	5
6.264% due 12/01/2035 •	7	7
6.271% due 12/01/2034 •	3	3
6.278% due 12/01/2034 •	5	5
6.285% due 04/01/2033 •	4	4
6.287% due 02/01/2036 •	49	49
6.291% due 04/01/2035 •	5	5
6.300% due 01/01/2036 •	42	43
6.323% due 03/01/2036 •	64	65
6.324% due 11/01/2034 •	3	3
6.327% due 10/01/2040 •	38	38
6.328% due 10/01/2030 - 10/01/2040 •	305	307
6.335% due 10/01/2034 •	71	71
6.374% due 12/01/2033 •	112	114
6.380% due 08/01/2027 •	1	1
6.405% due 11/01/2035 •	43	43
6.410% due 06/01/2035 •	57	57
6.415% due 11/01/2034 •	63	64
6.438% due 01/01/2035 •	114	117
6.500% due 07/18/2027 - 06/25/2044	3,166	3,238
6.525% due 03/01/2033 •	12	12
6.529% due 01/01/2036 •	5	5
6.534% due 01/01/2036 •	31	31
6.537% due 11/01/2035 •	85	85
6.541% due 05/01/2035 •	425	432
6.547% due 05/01/2035 •	20	20
6.550% due 03/01/2035 •	2	2
6.583% due 11/01/2035 - 04/01/2038 •	31	31
6.628% due 12/01/2027 •	33	33
6.633% due 12/01/2030 •	2	2
6.647% due 11/01/2035 •	285	291
6.654% due 08/25/2037 ~	16	16
6.661% due 03/01/2034 •	325	329
6.664% due 04/01/2034 •	11	11
6.688% due 11/01/2032 •	1	1
6.706% due 05/25/2035 ~	940	964
6.710% due 03/01/2035 •	4	4
6.725% due 12/01/2026 •	2	2
6.750% due 08/01/2025 •	1	1
6.788% due 08/01/2035 •	23	23
6.792% due 07/01/2033 •	1	1
6.797% due 03/01/2036 •	9	9
6.803% due 09/01/2035 •	11	11
6.822% due 10/01/2035 •	92	93
6.828% due 02/01/2036 •	27	28
6.869% due 04/01/2027 •	3	3
6.873% due 08/01/2027 •	13	13
6.897% due 06/01/2035 •	25	25
6.913% due 09/01/2035 •	541	544
6.925% due 09/01/2034 •	30	31
6.944% due 11/01/2035 •	126	129
6.949% due 11/01/2034 •	91	93
6.991% due 05/01/2033 •	5	5
6.996% due 11/01/2025 •	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

7.000% due 12/18/2026 - 01/25/2048	466	475
7.014% due 05/01/2036 •	63	65
7.019% due 11/01/2034 - 04/01/2036 •	356	367
7.038% due 10/01/2035 •	31	32
7.086% due 05/01/2038 •	2,360	2,455
7.108% due 03/01/2034 •	1	1
7.125% due 12/01/2025 - 09/01/2036 •	5	5
7.135% due 11/01/2025 •	2	2
7.146% due 03/01/2034 •	193	197
7.184% due 08/01/2026 •	2	2
7.185% due 07/01/2035 •	49	50
7.200% due 08/01/2035 •	70	70
7.207% due 09/01/2035 •	2	2
7.210% due 10/01/2034 •	131	132
7.214% due 09/01/2037 •	5	5
7.220% due 07/01/2026 - 09/01/2035 •	337	343
7.234% due 05/01/2035 •	288	291
7.253% due 02/01/2035 •	62	63
7.258% due 09/01/2035 •	41	42
7.260% due 08/01/2033 - 06/01/2035 •	53	54
7.265% due 09/01/2029 - 09/01/2035 •	116	117
7.268% due 11/01/2035 - 05/01/2037 •	35	36
7.277% due 09/01/2033 •	2	2
7.282% due 11/01/2035 •	75	76
7.293% due 06/01/2035 •	47	47
7.299% due 09/01/2034 •	656	670
7.301% due 09/01/2033 •	12	12
7.310% due 08/01/2032 - 07/01/2035 •	101	103
7.315% due 05/01/2035 •	4	4
7.316% due 06/01/2035 •	619	639
7.322% due 04/01/2035 •	137	138
7.353% due 05/01/2034 •	24	24
7.375% due 08/01/2035 •	76	77
7.381% due 08/01/2035 •	312	315
7.383% due 08/01/2035 •	1	1
7.398% due 08/01/2035 •	120	121
7.409% due 10/01/2035 •	65	66
7.410% due 10/01/2034 •	62	63
7.415% due 07/01/2034 •	2	2
7.430% due 07/01/2035 •	2	2
7.435% due 06/01/2034 •	1	1
7.450% due 10/01/2027 •	8	8
7.460% due 05/01/2035 •	5	5
7.487% due 09/01/2035 •	23	24
7.500% due 08/20/2027 - 07/25/2041	70	70
7.500% due 06/19/2041 ~	6	6
7.510% due 09/01/2035 •	92	91
7.522% due 08/01/2035 •	34	35
7.529% due 07/01/2035 •	30	30
7.538% due 06/01/2033 •	4	4
7.564% due 06/01/2035 •	4	4
7.594% due 09/01/2037 •	1	1
7.599% due 05/01/2035 •	5	6
7.787% due 07/01/2035 •	22	22
8.000% due 07/18/2027 - 03/01/2030	1	1
8.500% due 02/17/2027	10	10
Freddie Mac
0.000% due 02/15/2041 •	9	5
1.288% due 06/15/2042 - 08/15/2042 •(a)	14,187	1,202
1.401% due 05/15/2038 ~(a)	480	36
1.502% due 06/15/2039 ~(a)	2,632	199
1.529% due 11/15/2038 ~(a)	6,584	526
1.538% due 02/15/2038 •(a)	79	4
1.588% due 05/15/2039 •(a)	123	10
1.699% due 10/15/2041 ~(a)	1,262	78
1.738% due 03/15/2037 •(a)	97	8
1.788% due 08/15/2036 •(a)	53	5
1.798% due 12/15/2041 •(a)	4,954	608
1.868% due 09/15/2036 •(a)	72	7
1.938% due 11/15/2036 •(a)	2,693	263
1.981% due 09/15/2043 - 12/15/2043 •	6,823	6,454
2.000% due 06/15/2052 (a)	324,746	41,395
2.875% due 04/25/2026	13,600	13,368
2.939% due 04/25/2029	2,600	2,421
2.989% due 05/15/2033 •	62	63
3.000% due 03/01/2027	2	2
3.000% due 08/15/2027 (a)	1,000	26
3.500% due 07/01/2029 - 10/01/2047	38,275	34,835
4.000% due 10/01/2033 - 05/01/2048	34,063	32,048
4.500% due 01/01/2025 - 02/01/2046	2,340	2,277
4.713% due 08/25/2031 •	57	60
4.776% due 08/15/2032 ~	39	38
4.902% due 10/15/2043 •	23,995	23,398
4.962% due 07/15/2034 - 05/15/2037 •	476	467
5.000% due 08/15/2034 - 07/01/2040	1,794	1,803
5.000% due 03/15/2043 •	298	279

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.012% due 08/15/2035 - 02/15/2037 •	78	77
5.024% due 01/25/2036 ~	1,151	1,104
5.032% due 07/15/2034 •	73	72
5.052% due 02/15/2037 •	6	6
5.062% due 12/15/2029 - 11/15/2043 •	2,109	2,077
5.112% due 06/15/2031 - 05/15/2041 •	626	619
5.122% due 05/15/2036 •	191	189
5.162% due 11/15/2030 - 12/15/2031 •	1	1
5.212% due 06/15/2030 - 12/15/2032 •	16	16
5.216% due 08/25/2027 •	25,600	25,607
5.232% due 01/15/2041 •	441	437
5.262% due 02/15/2032 - 03/15/2044 •	1,549	1,536
5.292% due 05/15/2032 - 07/15/2037 •	1,044	1,040
5.302% due 10/15/2037 •	246	245
5.312% due 12/15/2032 - 11/15/2037 •	828	826
5.319% due 08/15/2040 - 10/15/2040 •	14,302	14,046
5.342% due 10/15/2037 •	335	333
5.382% due 08/15/2037 •	1,225	1,222
5.409% due 11/15/2042 •	3,524	3,492
5.422% due 10/15/2037 •	481	480
5.432% due 05/15/2037 •	368	368
5.442% due 05/15/2040 •	7	7
5.462% due 08/15/2036 •	8	8
5.500% due 05/15/2033 - 03/01/2038	1,178	1,206
5.562% due 11/15/2039 •	7	7
5.622% due 07/15/2037 •	105	106
5.683% due 05/25/2043 •	2,469	2,510
5.754% due 03/15/2050 •	6,050	6,084
5.950% due 06/15/2028	1,586	1,596
5.978% due 04/01/2036 •	71	73
6.000% due 07/15/2026 - 10/15/2036	4,217	4,325
6.025% due 02/25/2045 •	3,924	3,770
6.097% due 03/01/2035 •	126	127
6.134% due 01/01/2037 •	11	11
6.225% due 07/25/2044 •	593	570
6.250% due 12/15/2028	30	30
6.251% due 05/01/2035 •	404	411
6.378% due 03/01/2035 •	3	3
6.406% due 01/01/2034 •	215	220
6.449% due 11/01/2028 •	29	29
6.500% due 03/01/2026 - 10/25/2043	11,265	11,384
6.558% due 04/01/2036 •	2	2
6.670% due 06/01/2030 •	65	65
6.684% due 11/01/2035 •	327	336
6.705% due 02/01/2037 •	2	2
6.725% due 10/01/2035 •	1,412	1,460
6.766% due 08/01/2035 •	2	2
6.820% due 02/01/2037 •	1	1
6.821% due 06/01/2033 •	24	25
6.855% due 05/01/2037 •	23	24
6.870% due 11/01/2035 •	436	443
7.000% due 06/01/2026 - 10/25/2043	4,012	4,111
7.053% due 10/01/2035 •	445	452
7.063% due 02/01/2036 •	17	17
7.068% due 09/01/2035 •	6	6
7.090% due 10/01/2035 •	580	590
7.118% due 05/01/2037 •	6	6
7.125% due 10/01/2035 •	16	16
7.188% due 07/01/2035 •	242	247
7.216% due 09/01/2035 •	2	2
7.245% due 05/01/2036 •	13	13
7.276% due 03/01/2036 •	4	4
7.313% due 09/01/2035 •	380	389
7.327% due 08/01/2035 •	748	769
7.329% due 05/01/2037 •	2	1
7.345% due 08/01/2035 •	26	27
7.348% due 02/01/2026 •	13	13
7.356% due 09/01/2035 •	5	5
7.404% due 07/01/2030 •	49	50
7.417% due 06/01/2035 •	1,694	1,754
7.455% due 07/01/2035 •	240	242
7.481% due 08/01/2035 •	1	1
7.482% due 07/01/2027 - 01/01/2028 •	1	1
7.487% due 06/01/2037 •	1	1
7.500% due 09/20/2026 - 10/01/2036	448	460
7.500% due 08/01/2035 •	3	3
7.643% due 07/01/2032 •	1	1
7.645% due 05/01/2025	339	339
7.647% due 11/01/2034 •	12	13
8.500% due 02/01/2025 - 11/01/2027	1	0
10.368% due 08/15/2037 •	213	263
Ginnie Mae
2.500% due 03/15/2043 - 04/20/2052	54,814	45,832
3.000% due 07/20/2046 - 08/20/2052	253,412	219,876
3.500% due 10/15/2041 - 12/20/2052	289,747	259,532
3.750% due 10/20/2025 - 10/20/2026 ~	61	60

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

3.750% due 11/20/2026 - 10/20/2033 •	433	432
4.000% due 12/20/2025 ~	7	7
4.000% due 10/20/2026 - 11/20/2029 •	68	68
4.000% due 05/20/2041 - 03/15/2052	72,557	67,335
4.000% due 02/20/2044 (a)	9,337	1,066
4.500% due 10/20/2025 ~	1	1
4.500% due 08/15/2033 - 11/20/2049	57,583	55,216
4.625% due 01/20/2025 - 09/20/2026 ~	151	149
4.625% due 01/20/2027 - 07/20/2034 •	1,166	1,170
4.705% due 08/20/2045 •	2,128	2,074
4.730% due 04/20/2063 - 05/20/2063 •	619	615
4.750% due 07/20/2035	363	360
4.850% due 02/20/2060 •	1,783	1,785
4.875% due 04/20/2025 - 06/20/2026 ~	56	56
4.875% due 04/20/2027 - 04/20/2041 •	984	993
4.885% due 11/20/2037 •	108	105
4.935% due 07/20/2049 •	1,441	1,415
5.000% due 03/20/2025 - 07/20/2026 ~	20	19
5.000% due 05/20/2027 - 08/20/2030 •	323	323
5.000% due 07/15/2033 - 06/20/2050	2,836	2,807
5.017% due 05/20/2047 •	506	484
5.105% due 09/20/2052 - 01/20/2072 •	60,638	59,567
5.116% due 11/20/2068 •	461	460
5.196% due 05/20/2065 •	725	724
5.226% due 02/20/2067 •	2,361	2,358
5.236% due 06/20/2067 •	1,110	1,104
5.255% due 02/20/2074 •	18,232	18,214
5.266% due 01/20/2061 - 07/20/2063 •	1,004	1,003
5.316% due 05/20/2065 •	2,374	2,367
5.336% due 04/20/2062 - 06/20/2065 •	4,213	4,203
5.346% due 06/20/2065 •	2,230	2,224
5.366% due 03/20/2062 - 09/20/2065 •	9,036	9,016
5.380% due 02/20/2060 •	173	173
5.386% due 08/20/2065 •	19,899	19,857
5.405% due 01/20/2073 •	12,188	12,245
5.421% due 04/20/2065 •	7	7
5.426% due 12/20/2065 •	8,965	8,948
5.431% due 06/20/2065 •	4,374	4,368
5.441% due 09/20/2065 •	5,471	5,462
5.466% due 04/20/2070 •	19,717	19,635
5.475% due 02/20/2073 •	55,479	55,962
5.485% due 02/20/2073 - 03/20/2073 •	84,802	85,435
5.500% due 03/16/2034	373	372
5.505% due 01/20/2073 •	77,346	77,689
5.516% due 12/20/2065 - 10/20/2066 •	15,291	15,281
5.575% due 08/20/2073 •	16,240	16,445
5.616% due 04/20/2066 - 11/20/2066 •	12,441	12,449
5.625% due 12/20/2072 •	72,036	73,156
5.656% due 11/20/2067 •	2,078	2,094
5.686% due 07/20/2065 •	686	687
5.705% due 06/20/2073 - 11/20/2073 •	94,850	96,721
5.745% due 11/20/2072 •	79,604	81,210
5.766% due 01/20/2066 - 03/20/2066 •	17,857	17,903
5.816% due 02/20/2066 •	12,824	12,857
5.916% due 03/20/2066 •	4,548	4,582
6.000% due 04/15/2028 - 12/20/2041	587	607
6.500% due 04/15/2026 - 09/20/2038	48	49
6.522% due 04/20/2067 •	4,871	4,916
6.625% due 06/20/2041 •	2	2
6.723% due 06/20/2067 •	8,304	8,401
7.000% due 10/20/2025 - 10/15/2034	81	82
7.500% due 07/15/2025 - 02/15/2035	42	43
8.000% due 08/20/2025 - 10/20/2031	77	81
8.500% due 06/15/2026 - 04/15/2031	50	52
9.000% due 06/15/2025 - 11/15/2030	18	19
Ginnie Mae, TBA
2.000% due 01/01/2055 - 02/01/2055	180,700	144,604
2.500% due 01/01/2055 - 02/01/2055	130,950	109,389
3.000% due 01/01/2055 - 02/01/2055	516,400	447,876
3.500% due 01/01/2055 - 02/01/2055	280,000	250,344
4.000% due 01/01/2055 - 02/01/2055	207,100	190,791
4.500% due 01/01/2055 - 02/01/2055	43,900	41,496
Small Business Administration
5.500% (PRIME - 2.250%) due 05/25/2025 ~	1	1
U.S. Small Business Administration
4.625% due 02/01/2025	7	7
4.950% due 03/01/2025	8	8
5.110% due 08/01/2025	3	3
5.310% due 05/01/2027	6	6
5.320% due 04/01/2027	7	7
5.510% due 11/01/2027	15	15
5.600% due 09/01/2028	53	53
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	74	75
5.870% due 07/01/2028	20	20
6.020% due 08/01/2028	18	19

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.070% due 07/01/2026	12	12
Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	21,429	16,720
2.500% due 02/01/2040 - 03/01/2040	5,014	4,417
3.000% due 12/01/2025 - 08/01/2052	1,101,597	945,037
3.500% due 01/01/2025 - 09/01/2050	92,560	89,101
4.000% due 06/01/2025 - 02/01/2053	322,720	298,899
4.500% due 01/01/2025 - 08/01/2053	419,589	395,671
5.000% due 02/01/2025 - 08/01/2054	456,355	442,004
5.500% due 09/01/2025 - 01/01/2055	2,660,860	2,629,630
6.000% due 03/01/2026 - 06/01/2054	395,326	398,636
6.500% due 05/01/2027 - 01/01/2054	91,154	93,163
7.500% due 08/01/2026 - 09/01/2030	4	4
8.000% due 09/01/2025 - 08/01/2032	793	819
8.500% due 03/01/2025 - 09/01/2031	193	197
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055 - 02/01/2055	396,160	322,776
3.000% due 01/01/2055 - 02/01/2055	5,012,474	4,258,253
4.000% due 01/01/2055 - 03/01/2055	1,983,620	1,813,779
4.500% due 01/01/2040 - 03/01/2055	3,742,067	3,517,999
5.000% due 01/01/2055 - 02/01/2055	2,894,715	2,792,695
5.500% due 01/01/2055 - 02/01/2055	634,990	626,413
6.000% due 01/01/2055 - 02/01/2055	1,982,900	1,990,491
6.500% due 01/01/2055 - 02/01/2055	250,200	255,175
Vendee Mortgage Trust 5.839% due 01/15/2030 ~	209	213

Total U.S. Government Agencies (Cost $24,519,017)		24,146,593

U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	1,602,270	992,391
1.375% due 08/15/2050	188,040	91,758
1.750% due 08/15/2041	331,100	214,534
1.875% due 02/15/2041	495,600	332,211
2.250% due 05/15/2041 (p)	196,500	139,526
2.250% due 08/15/2049	275,220	170,479
2.375% due 11/15/2049 (p)(r)	151,100	96,049
2.750% due 11/15/2042	420,200	314,197
2.875% due 05/15/2043	252,260	191,144
2.875% due 08/15/2045	321,230	237,048
2.875% due 05/15/2049 (p)(r)	185,660	131,660
3.000% due 05/15/2042 (p)	41,700	32,743
3.000% due 11/15/2044 (p)(r)	56,000	42,518
3.000% due 05/15/2045	800,850	605,348
3.000% due 11/15/2045 (p)	80,700	60,709
3.000% due 08/15/2048	128,100	93,606
3.000% due 02/15/2049 (p)	100,880	73,426
3.125% due 02/15/2043 (p)	79,700	62,982
3.125% due 08/15/2044 (p)	194,200	150,881
3.125% due 05/15/2048 (p)	154,300	115,623
3.250% due 05/15/2042	481,242	391,635
3.375% due 11/15/2048 (p)(r)	33,900	26,489
3.625% due 08/15/2043 (p)(r)	43,200	36,607
4.250% due 08/15/2054	117,500	107,329
4.500% due 11/15/2054	64,200	61,220
4.625% due 05/15/2044	45,800	44,416
U.S. Treasury Inflation Protected Securities(i)
0.125% due 07/15/2031 (p)	248,272	218,632
0.125% due 01/15/2032 (p)	208,505	180,817
0.125% due 02/15/2051	730,259	402,379
0.125% due 02/15/2052	86,861	47,187
0.250% due 02/15/2050	141,566	82,653
0.625% due 07/15/2032 (p)	227,826	203,706
0.625% due 02/15/2043	824	604
0.750% due 02/15/2045	186,061	134,946
0.875% due 02/15/2047	107,099	77,553
1.000% due 02/15/2046	84,463	63,677
1.000% due 02/15/2049	10,914	7,961
1.375% due 02/15/2044	15,576	12,972
1.500% due 02/15/2053	174,024	139,514
1.750% due 01/15/2034 (p)	21,154	20,287
1.875% due 07/15/2034	28,771	27,887
2.125% due 02/15/2054	96,786	89,668
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	22,400	9,542
0.000% due 08/15/2042 (a)	96,900	39,792

Total U.S. Treasury Obligations (Cost $8,818,676)		6,576,306

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	21,702
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	511	507

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

225Liberty Street Trust 3.597% due 02/10/2036	31,607	29,993
Adjustable Rate Mortgage Trust
3.911% due 09/25/2035 ~	838	710
4.353% due 01/25/2036 ~	195	171
4.693% due 08/25/2036 •	10,464	3,549
4.993% due 11/25/2035 •	7	6
5.178% due 11/25/2035 ~	135	95
5.543% due 03/25/2036 ~	112	56
5.544% due 10/25/2035 ~	535	500
5.603% due 03/25/2035 •	2,336	2,011
5.798% due 09/25/2035 ~	44	38
6.389% due 07/25/2035 ~	256	237
6.552% due 01/25/2036 ~	900	642
7.227% due 08/25/2035 ~	126	124
7.625% due 11/25/2035 ~	46	44
7.783% due 07/25/2035 ~	147	137
American Home Mortgage Assets Trust 3.599% due 11/25/2035 ~	1,915	1,266
American Home Mortgage Investment Trust
4.813% due 12/25/2046 •	435	357
6.603% due 12/25/2035 •	1,194	397
6.603% due 11/25/2045 •	2,786	1,051
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	6,989
Ashford Hospitality Trust
5.470% due 04/15/2035 •	9,581	9,576
5.695% due 06/15/2035 •	3,987	3,970
BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	547	146
2.627% due 01/15/2032	4,200	3,511
2.847% due 04/20/2042 «~	36,960	27,374
3.050% due 08/01/2052 «(c)(l)	48,200	44,585
3.819% due 07/14/2037	5,000	4,705
4.091% due 08/10/2038 ~	5,681	5,433
4.110% due 05/25/2056 ~	322,735	304,320
4.301% due 11/15/2046 «~	99,202	96,669
4.301% due 08/15/2053 «~	35,100	29,248
7.867% due 10/15/2027 «~(l)	49,980	47,695
8.799% due 10/15/2027 «~	100,154	100,148
Banc of America Alternative Loan Trust
6.000% due 11/25/2035	210	179
6.000% due 07/25/2046	590	498
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	30,150
Banc of America Funding Trust
2.372% due 03/20/2036 ~	76	72
3.517% due 10/20/2046 ~	798	668
4.294% due 03/20/2036 ~	65	55
4.553% due 04/25/2037 •	112	94
4.624% due 10/20/2046 ~	840	697
4.830% due 09/20/2047 ~	1,247	1,075
4.865% due 10/20/2036 •	5,162	3,886
4.865% due 12/20/2046 •	689	553
4.873% due 04/25/2037 •	966	817
4.920% due 09/20/2046 ~	638	565
5.026% due 02/20/2036 ~	901	794
5.065% due 05/20/2035 •	227	205
5.100% due 01/20/2047 ~	24	21
5.253% due 05/25/2037 •	2,026	1,720
5.392% due 05/20/2036 ~	295	260
5.412% due 04/20/2036 ~	802	682
5.500% due 09/25/2034	807	756
5.670% due 05/25/2035 ~	10	9
5.750% due 10/25/2035	704	565
5.750% due 09/25/2036	388	348
6.000% due 09/25/2036	1,240	1,200
6.000% due 09/25/2036 •	69	58
6.000% due 03/25/2037	2,823	2,152
6.000% due 08/25/2037	2,477	1,966
6.253% due 10/25/2036 þ	202	173
6.337% due 01/25/2037 þ	202	183
6.388% due 04/25/2037 þ	668	562
6.639% due 11/20/2034 ~	922	895
7.621% due 09/20/2034 ~	15	13
Banc of America Mortgage Trust
4.904% due 02/25/2035 ~	213	205
5.492% due 01/25/2036 ~	515	458
5.500% due 05/25/2037	183	135
5.694% due 07/25/2035 ~	44	40
5.750% due 07/20/2032 ~	10	9
5.761% due 11/25/2035 ~	119	104
5.956% due 08/25/2035 ~	1,101	1,040
6.000% due 07/25/2046 •	299	252
6.337% due 07/25/2035 ~	616	506
6.377% due 07/25/2035 ~	126	119

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.417% due 05/25/2034 ~		55	53
6.437% due 02/25/2035 ~		159	153
6.619% due 07/25/2034 ~		21	20
6.870% due 05/25/2033 ~		1	1
7.428% due 09/25/2033 ~		145	138
BANK
2.403% due 03/15/2063		54,030	47,138
2.649% due 01/15/2063		76,897	68,040
2.920% due 12/15/2052		26,900	24,227
3.071% due 08/15/2061		2,991	2,869
3.183% due 08/15/2061		25,500	22,888
3.393% due 03/15/2064 ~		38,300	34,145
3.488% due 11/15/2050		6,400	6,018
4.005% due 02/15/2052		17,268	16,527
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		3,010	2,854
2.639% due 02/15/2053		8,250	7,313
4.314% due 12/15/2051		7,000	6,820
4.600% due 06/15/2055 ~		5,000	4,811
5.695% due 07/15/2037 •		10,923	10,827
Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		1	1
7.068% due 03/25/2064 ~		41,643	42,862
Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	247	0
0.010% due 11/16/2062		11,905	9,963
5.713% due 11/16/2062 ~		180,459	226,455
6.613% due 11/16/2062 ~		14,894	18,931
7.113% due 11/16/2062 ~		7,434	9,514
7.913% due 11/16/2062 ~		4,964	6,340
9.213% due 11/16/2062 ~		2,494	3,174
10.713% due 11/16/2062 ~		2,470	3,166
Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$36,787	30,775
5.000% due 10/25/2051 •		411	383
BCAP LLC Trust
3.959% due 07/26/2036 ~		351	306
4.392% due 08/26/2036 ~		6,240	4,160
4.475% due 03/26/2037 þ		3,375	3,328
4.556% due 03/26/2037 ~		1,044	840
4.717% due 01/26/2047 •		2,532	2,447
4.873% due 05/25/2047 •		30	29
4.893% due 05/25/2047 •		3,260	3,137
5.250% due 06/26/2036		28,661	10,782
5.250% due 04/26/2037		9,635	5,418
5.250% due 04/26/2037 ~		2,604	2,264
5.250% due 06/26/2037		794	724
5.500% due 11/25/2034		1,266	1,069
5.546% due 05/26/2036 ~		1,651	1,025
6.000% due 10/26/2037 ~		1,227	826
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~		6	4
3.250% due 02/25/2033 ~		7	5
4.000% due 05/25/2034 ~		1	1
4.130% due 09/25/2034 ~		263	235
4.275% due 05/25/2047 ~		5,053	4,503
4.432% due 06/25/2047 ~		7,454	6,710
4.765% due 02/25/2036 ~		1,822	1,653
4.875% due 03/25/2035 ~		666	604
4.972% due 02/25/2036 ~		32	22
5.125% due 01/25/2035 ~		119	101
5.149% due 01/25/2035 ~		23	22
5.162% due 11/25/2030 ~		351	346
5.233% due 04/25/2034 ~		345	306
5.251% due 07/25/2034 ~		48	44
5.292% due 08/25/2033 ~		3	3
5.590% due 08/25/2035 ~		1,421	1,318
5.629% due 02/25/2034 ~		185	171
5.703% due 02/25/2047 ~		1,127	971
5.760% due 08/25/2035 ~		23	23
5.957% due 01/25/2034 ~		498	476
6.039% due 11/25/2034 ~		635	579
6.105% due 07/25/2034 ~		26	25
6.311% due 06/25/2035 ~		15	14
6.500% due 04/25/2033 ~		7	7
6.500% due 01/25/2034 ~		5	5
6.530% due 02/25/2036 •		610	576
6.625% due 04/25/2033 ~		93	94
6.639% due 10/25/2035 ~		4,753	4,633
6.678% due 05/25/2033 ~		153	144
6.875% due 04/25/2033 ~		93	92
6.944% due 01/25/2034 ~		356	354
7.080% due 10/25/2035 •		2,083	1,957
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~		10	9
4.233% due 03/25/2036 ~		3,177	2,548

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.292% due 08/25/2036 ~	3,189	2,132
4.375% due 11/25/2035 ~	2,150	1,178
4.408% due 11/25/2036 ~	2,639	1,107
4.551% due 03/25/2036 ~	1,469	1,179
4.556% due 04/25/2035 ~	1	1
4.563% due 08/25/2036 ~	36	17
4.609% due 05/25/2036 ~	3,714	1,770
4.675% due 02/25/2036 ~	420	293
4.692% due 11/25/2036 ~	523	303
4.699% due 03/25/2036 ~	5,360	3,123
4.705% due 05/25/2036 ~	3,365	1,423
4.773% due 02/25/2034 •	562	526
4.773% due 08/25/2036 •	4,685	3,915
4.773% due 01/25/2047 •	1,583	1,296
4.787% due 11/25/2036 ~	1,413	728
4.793% due 08/25/2036 •	8,432	7,704
4.853% due 02/25/2034 •	8	7
4.933% due 02/25/2036 •	505	472
4.946% due 09/25/2034 ~	82	73
5.017% due 07/25/2035 ~	4,389	2,978
5.151% due 09/25/2035 ~	9,496	5,510
5.208% due 01/25/2035 ~	1,403	1,168
5.342% due 02/25/2034 ~	443	415
5.434% due 01/25/2036 ~	2,138	1,997
5.515% due 05/25/2035 ~	11,976	11,274
5.592% due 12/25/2046 ~	157	111
6.285% due 08/25/2034 ~	13	13
6.388% due 12/25/2033 ~	264	253
6.783% due 05/25/2035 ~	35	34
Bear Stearns Asset-Backed Securities Trust
4.853% due 11/25/2034 •	625	538
5.500% due 01/25/2034 þ	14	12
Bear Stearns Mortgage Funding Trust 4.613% due 12/25/2046 •	10,656	9,298
Bear Stearns Mortgage Securities, Inc. 5.880% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	886	686
5.514% due 01/26/2036 ~	713	518
Beast Mortgage Trust
5.562% due 03/15/2036 •	700	624
5.698% due 02/15/2037 •	19,000	16,889
BellaVista Mortgage Trust 4.981% due 05/20/2045 •	7	5
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	9,294
3.458% due 03/15/2055	34,330	30,392
4.016% due 03/15/2052	32,609	31,018
4.232% due 01/15/2052	36,036	34,533
4.444% due 05/15/2055 ~	36,500	34,074
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •	17,400	16,184
BFLD Trust 5.662% due 10/15/2035 •	14,300	10,849
BIG Commercial Mortgage Trust 5.739% due 02/15/2039 •	8,078	8,066
BINOM Securitization Trust 4.441% due 08/25/2057 ~	11,916	11,377
Braemar Hotels & Resorts Trust 5.390% due 06/15/2035 •	40	39
BSREP Commercial Mortgage Trust 5.462% due 08/15/2038 •	5,397	5,030
BWAY Mortgage Trust 5.762% due 09/15/2036 •	4,740	4,497
BX Trust
3.202% due 12/09/2041	3,681	3,329
5.146% due 04/15/2039 •	24,300	24,191
5.211% due 01/15/2034 •	1,295	1,295
5.241% due 10/15/2036 •	25,107	24,978
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	7,065
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,010
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	13,082	11,628
Chase Mortgage Finance Trust
4.430% due 03/25/2037 ~	56	52
4.587% due 01/25/2036 ~	2,634	2,367
4.754% due 09/25/2036 ~	172	157
4.948% due 12/25/2035 ~	680	596
5.023% due 12/25/2035 ~	4,947	4,649
5.095% due 03/25/2037 ~	1,406	1,345
5.500% due 03/25/2037	20	1
5.720% due 09/25/2036 ~	20	17
5.756% due 02/25/2037 ~	656	637
5.864% due 02/25/2037 ~	102	100

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.000% due 11/25/2036	1,054	414
6.000% due 02/25/2037	547	208
6.000% due 03/25/2037	506	270
6.592% due 02/25/2037 ~	4	3
6.620% due 02/25/2037 ~	6	6
6.677% due 02/25/2037 ~	71	69
ChaseFlex Trust
4.953% due 06/25/2035 •	1,331	558
5.000% due 07/25/2037	1,040	337
6.000% due 02/25/2037	1,277	457
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ	518	403
4.753% due 08/25/2037 •	3,039	2,781
5.133% due 08/25/2037 •	3,107	2,896
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.603% due 01/25/2036 •	184	171
4.633% due 05/25/2036 •	305	283
4.633% due 07/25/2036 •	177	162
4.703% due 08/25/2035 •	96	91
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	6	6
5.500% due 04/25/2037	40	38
6.000% due 08/25/2036	206	185
6.000% due 04/25/2037	3,766	3,508
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,096
3.778% due 09/10/2058	21,895	21,663
4.579% due 05/15/2054 ~	36,400	35,301
5.692% due 10/15/2036 •	7,400	7,366
Citigroup Global Markets Mortgage Securities 4.953% due 05/25/2032 •	24	24
Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	26,159	26,746
0.000% due 02/25/2058 ~(a)	23,079	1
0.000% due 02/25/2058 ~	32	25
0.000% due 02/25/2063 ~	356,728	287,733
0.000% due 09/25/2064 «~	580	580
0.000% due 09/25/2064 ~	11	11
0.110% due 02/25/2058 ~(a)	16,320	78
0.450% due 02/25/2058 ~(a)	16,320	257
3.291% due 02/25/2058 ~	14,179	10,935
3.672% due 09/25/2064 «~	150,500	128,642
4.038% due 10/25/2046 ~	893	773
4.398% due 12/25/2035 ~	814	499
4.418% due 09/25/2064 ~	28,888	24,088
4.523% due 01/25/2037 •	165	145
4.556% due 03/25/2037 ~	714	614
4.673% due 05/25/2035 ~	187	180
4.849% due 04/25/2037 ~	606	532
5.253% due 08/25/2035 •	301	291
5.500% due 11/25/2035	437	433
5.635% due 07/25/2046 ~	1,595	1,479
5.879% due 08/25/2035 ~	1,403	1,247
6.223% due 02/25/2034 ~	52	52
6.223% due 08/25/2035 ~	1,937	1,818
6.250% due 11/25/2037 ~	2,329	963
6.830% due 09/25/2035 •	73	71
7.230% due 10/25/2035 •	2,073	2,049
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 5.341% due 09/25/2035 ~	5,799	5,078
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	182	164
6.000% due 06/25/2037	398	336
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •	1,674	1,654
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,982
3.091% due 10/10/2049	10,964	10,578
3.510% due 09/10/2050	19,203	18,269
3.545% due 02/10/2036	40,182	39,090
4.228% due 05/10/2051	45,152	43,111
Community Program Loan Trust 4.500% due 04/01/2029	62	62
Countrywide Alternative Loan Resecuritization Trust
3.872% due 08/25/2037 ~	995	445
6.000% due 05/25/2036	761	428
6.000% due 08/25/2037 ~	995	469
Countrywide Alternative Loan Trust
4.653% due 04/25/2047 •	3,613	3,482
4.674% due 02/25/2037 ~	5,037	4,382
4.675% due 09/20/2046 •	482	486
4.803% due 05/25/2036 •	2,017	790
4.803% due 08/25/2036 •	943	379
4.803% due 05/25/2037 •	116	37
4.813% due 11/25/2036 •	3,568	4,402
4.833% due 07/25/2046 •	444	451

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.833% due 09/25/2046 •	3,546	3,376
4.873% due 05/25/2035 •	55	51
4.873% due 07/25/2046 •	99	87
4.902% due 11/25/2035 ~	334	304
4.908% due 10/25/2035 ~	60	45
4.945% due 07/20/2035 •	15	14
4.953% due 04/25/2036 •	5,395	2,027
4.953% due 09/25/2046 •	904	704
4.953% due 10/25/2046 •	66	49
4.973% due 12/25/2035 •	356	317
4.973% due 07/25/2036 •	11,290	9,511
4.973% due 07/25/2046 •	440	304
4.993% due 01/25/2036 •	213	191
5.003% due 08/25/2034 •	7	7
5.003% due 10/25/2036 •	1,574	722
5.013% due 12/25/2035 •	14	13
5.033% due 06/25/2034 •	786	759
5.033% due 02/25/2036 •	852	749
5.085% due 11/20/2035 •	6	5
5.113% due 09/25/2035 •	244	180
5.133% due 10/25/2035 •	1,070	624
5.153% due 10/25/2035 •	569	378
5.250% due 06/25/2035	219	162
5.253% due 12/25/2035 •	669	567
5.500% due 07/25/2035	1,038	514
5.500% due 11/25/2035	3,836	2,139
5.500% due 12/25/2035	813	494
5.500% due 02/25/2036	786	455
5.553% due 02/25/2036 •	1,725	1,351
5.750% due 03/25/2037 •	488	254
5.750% due 07/25/2037	94	53
5.753% due 10/25/2035 •	7,361	5,181
5.825% due 12/25/2035 •	138	117
5.825% due 02/25/2036 •	204	182
5.993% due 11/25/2035 •	134	116
6.000% due 10/25/2033	171	170
6.000% due 03/25/2035	130	58
6.000% due 04/25/2036	818	384
6.000% due 05/25/2036	894	437
6.000% due 06/25/2036	6,772	3,676
6.000% due 08/25/2036	1,564	888
6.000% due 08/25/2036 •	765	438
6.000% due 11/25/2036	42	22
6.000% due 02/25/2037	5,021	2,022
6.000% due 03/25/2037	1,131	395
6.000% due 04/25/2037	2,606	1,269
6.000% due 05/25/2037	240	116
6.000% due 08/25/2037	4,398	2,571
6.028% due 06/25/2034 •	5,222	5,433
6.205% due 11/25/2047 •	1,689	1,437
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	303	223
6.250% due 08/25/2037	1,678	791
6.305% due 01/25/2036 •	18	16
6.500% due 05/25/2036	1,687	778
6.500% due 09/25/2036	615	321
6.500% due 08/25/2037	6,423	2,741
6.500% due 09/25/2037	1,389	509
7.554% due 07/25/2035 •	422	356
Countrywide Home Loan Mortgage Pass-Through Trust
3.794% due 04/25/2035 ~	40	29
4.017% due 05/20/2036 ~	584	533
4.400% due 03/25/2037 ~	203	173
4.409% due 02/25/2047 ~	245	210
4.500% due 09/25/2035	288	247
4.500% due 10/20/2035 ~	15	14
4.522% due 05/20/2036 ~	4,557	4,035
4.549% due 06/20/2034 ~	118	108
4.557% due 11/25/2037 ~	1,386	1,207
4.850% due 04/25/2035 ~	176	145
4.937% due 09/25/2047 ~	596	537
4.990% due 11/20/2034 ~	609	574
4.993% due 03/25/2035 •	154	142
5.000% due 09/25/2035	14	9
5.027% due 10/25/2035 ~	1,213	980
5.033% due 04/25/2035 •	27	26
5.093% due 03/25/2035 •	70	64
5.113% due 02/25/2035 •	329	304
5.133% due 02/25/2035 •	69	62
5.133% due 03/25/2036 •	10	2
5.153% due 02/25/2036 •	5	2
5.165% due 11/25/2034 ~	1,110	1,048
5.213% due 09/25/2034 •	18	17
5.457% due 07/25/2034 ~	284	268
5.500% due 01/25/2035	169	165
5.500% due 09/25/2035	264	250

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.500% due 10/25/2035	1,175	641
5.500% due 11/25/2035	487	242
5.750% due 12/25/2035	962	455
5.750% due 02/25/2037	833	366
5.750% due 07/25/2037	353	168
5.785% due 04/25/2046 •	5,313	1,578
6.000% due 05/25/2036	1,195	544
6.000% due 07/25/2036	2,590	1,273
6.000% due 12/25/2036	84	37
6.000% due 02/25/2037	2,452	1,986
6.000% due 07/25/2037	540	239
6.000% due 09/25/2037	255	131
6.028% due 11/20/2034 ~	59	56
6.116% due 02/25/2034 ~	2	2
6.125% due 07/19/2031 ~	9	9
6.209% due 12/19/2033 ~	7	7
6.241% due 07/20/2034 ~	63	61
6.248% due 02/20/2036 •	8	7
6.250% due 09/25/2036	728	315
6.250% due 02/25/2038	841	390
6.267% due 06/19/2031 ~	17	17
6.278% due 04/20/2035 ~	80	75
6.662% due 02/20/2036 •	1,562	1,330
7.210% due 02/20/2036 •	31	28
7.579% due 10/25/2033 •	616	362
7.743% due 08/25/2034 ~	293	270
Countrywide Home Loan Reperforming REMIC Trust
4.728% due 01/25/2034 ~	187	163
4.793% due 06/25/2035 •	537	513
6.500% due 11/25/2034	142	136
7.500% due 11/25/2034	52	54
7.500% due 06/25/2035	169	171
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •	6,495	6,206
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
5.500% due 09/25/2035	1,956	1,354
5.575% due 03/25/2032 ~	123	116
5.603% due 09/25/2034 •	242	410
7.500% due 05/25/2032	29	30
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 10/25/2035	444	188
5.669% due 05/25/2034 ~	329	327
6.000% due 11/25/2035	12	9
6.735% due 10/25/2033 ~	26	24
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 02/25/2056 (g)	62	61
0.000% due 07/25/2057 (g)	114	110
0.000% due 01/25/2058 (g)	104	102
0.010% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	6,761	6,591
2.500% due 07/25/2057 ~	157,415	141,667
2.750% due 07/25/2057 ~	1,123	1,091
3.000% due 11/25/2056 ~	28,548	23,811
3.062% due 02/25/2056 ~	355,832	277,157
3.170% due 07/25/2057 ~	166,313	102,343
3.431% due 11/10/2032	2,200	1,766
3.500% due 04/26/2038 ~	134	130
3.598% due 01/25/2058 ~	94,423	75,892
4.388% due 04/28/2037 ~	2,235	2,033
4.487% due 07/27/2037 ~	6,168	5,540
4.513% due 06/25/2048 ~	319,518	272,960
4.889% due 04/25/2058 ~	165,747	149,235
5.444% due 07/15/2032 •	379	372
5.837% due 04/25/2037 ~	15,791	3,779
5.863% due 02/25/2037 ~	2,585	576
5.912% due 07/15/2038 •	4,800	4,288
6.000% due 07/25/2036	779	375
6.000% due 04/25/2037	821	259
6.079% due 04/25/2037 þ	900	241
6.362% due 10/15/2037 •	6,800	6,653
7.000% due 08/25/2037 ~	4,539	2,179
7.153% due 06/01/2050 ~	282,844	282,158
Credit Suisse Mortgage Capital Trust 2.821% due 07/25/2057 ~	9,418	6,936
Cross Mortgage Trust 6.615% due 03/25/2068 þ	6,554	6,619
CRSNT Commercial Mortgage Trust 5.334% due 04/15/2036 •	39,401	39,028
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,457
3.903% due 03/15/2052	1,801	1,778
DBGS Mortgage Trust
5.290% due 06/15/2033 •	22,950	21,451
5.907% due 10/15/2036 •	4,080	4,023

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

DeutscheALT-A Securities, Inc. Mortgage Loan Trust
4.653% due 08/25/2037 •		437	344
4.693% due 08/25/2036 •		1,563	1,385
4.933% due 01/25/2047 •		3,087	2,616
5.113% due 02/25/2036 •		5,431	5,240
5.500% due 12/25/2035		501	415
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.553% due 10/25/2036 •		5	4
6.005% due 10/25/2036 ~		288	243
6.369% due 10/25/2036 þ		375	316
6.386% due 10/25/2036 þ		375	316
6.800% due 07/25/2036 þ		414	348
Deutsche Mortgage & Asset Receiving Corp. 4.777% due 11/27/2036 •		449	447
DOLP Trust 2.956% due 05/10/2041		56,700	48,627
Downey Savings & Loan Association Mortgage Loan Trust
4.661% due 04/19/2047 •		522	489
5.301% due 09/19/2044 •		29	26
5.595% due 07/19/2044 ~		8	7
DROP Mortgage Trust 5.661% due 10/15/2043 •		13,700	13,019
Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	170	4,863
3.750% due 08/22/2067 •		93,370	96,878
4.050% due 08/22/2067 •		6,146	6,364
4.450% due 08/22/2067 •		4,302	4,466
5.100% due 08/22/2067 •		4,118	4,286
6.500% due 08/22/2067 •		2,643	2,664
7.500% due 08/22/2067 •		1,698	1,761
8.500% due 08/22/2067 •		1,844	1,862
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		3,162	3,878
Dutch Property Finance BV 8.872% due 04/28/2064 •		17	18
Ellington Financial Mortgage Trust 5.522% due 01/26/2060 «þ		$3,100	3,093
EMF-NL Prime BV 4.015% due 04/17/2041 •	EUR	1,026	1,048
Extended Stay America Trust 5.591% due 07/15/2038 •		$117,497	117,652
First Horizon Alternative Mortgage Securities Trust
4.823% due 02/25/2037 •		15	4
4.833% due 08/25/2035 ~		610	503
5.135% due 03/25/2035 ~		17	10
5.500% due 05/25/2035 ~		1,039	652
5.819% due 08/25/2034 ~		46	46
6.250% due 08/25/2037		399	149
First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		334	255
4.723% due 02/25/2035 •		4	4
5.144% due 11/25/2037 ~		939	394
5.191% due 01/25/2037 ~		14	7
5.282% due 10/25/2035 ~		1,123	1,028
5.986% due 11/25/2035 ~		352	306
6.743% due 08/25/2035 ~		407	294
6.971% due 09/25/2035 ~		706	673
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		39	38
Formentera Issuer PLC 5.574% due 07/28/2047 •	GBP	2,018	2,526
GCAT Trust 3.000% due 04/25/2052 ~		$79,360	66,543
GMAC Mortgage Corp. Loan Trust
3.863% due 05/25/2035 ~		445	379
5.353% due 04/19/2036 ~		1,108	1,038
Great Hall Mortgages PLC
4.812% due 06/18/2039 •		641	640
4.986% due 06/18/2039 •	GBP	416	520
GreenPoint Mortgage Funding Trust
4.853% due 10/25/2046 •		$259	229
4.893% due 06/25/2045 •		131	118
4.993% due 04/25/2036 •		83	72
4.993% due 11/25/2045 •		122	112
5.133% due 10/25/2046 •		677	505
GS Mortgage Securities Corp. 5.366% due 05/03/2032		3,900	3,898
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	13,242
5.595% due 07/15/2031 •		4,225	3,552
5.644% due 07/15/2035 •		5,590	4,218
5.694% due 11/15/2032 •		2,850	2,846
GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,010
3.541% due 01/10/2043 ~		1,550	1,411
3.621% due 10/10/2035		17,200	16,778

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

GSMortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	47,114	37,662
2.500% due 09/25/2052 ~	25,855	20,668
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(g)	39	37
0.000% due 07/25/2064 «(b)(g)	78	78
2.500% due 01/25/2052 ~	56,214	44,937
2.500% due 04/25/2052 ~	36,994	29,619
2.500% due 07/25/2059 ~	79,556	73,607
3.000% due 08/26/2052 ~	164,490	137,406
3.000% due 09/25/2052 ~	64,899	54,294
3.000% due 12/25/2052 ~	105,903	88,597
3.506% due 01/25/2064 ~	29,531	24,276
3.750% due 07/25/2061 ~	6,812	6,598
4.459% due 07/25/2064 ~	23,136	20,811
5.000% due 01/25/2052 •	8,124	7,547
GSC Capital Corp. Mortgage Trust 4.813% due 05/25/2036 •	72	68
GSMPS Mortgage Loan Trust
4.803% due 09/25/2035 •	2,796	2,391
7.500% due 06/25/2043	1,646	1,486
GSR Mortgage Loan Trust
4.180% due 03/25/2037 ~	2,266	1,185
4.354% due 04/25/2035 ~	66	61
4.484% due 05/25/2035 ~	8	6
4.648% due 11/25/2035 ~	3,317	2,881
4.743% due 01/25/2036 ~	34	31
4.753% due 07/25/2035 •	34	31
4.766% due 05/25/2035 ~	324	291
4.803% due 01/25/2034 •	3	3
5.000% due 05/25/2037	1	2
5.046% due 11/25/2035 ~	2	2
5.081% due 06/25/2034 ~	84	82
5.397% due 04/25/2036 ~	30	20
5.500% due 06/25/2035	708	708
5.516% due 07/25/2035 ~	3	3
5.672% due 11/25/2035 ~	1,508	770
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	8,094	2,817
6.000% due 02/25/2036	2,446	1,059
6.000% due 01/25/2037	477	291
6.000% due 03/25/2037	13	7
6.000% due 07/25/2037	131	84
6.126% due 09/25/2035 ~	9	8
6.250% due 09/25/2036	202	196
6.344% due 04/25/2035 ~	214	213
6.500% due 09/25/2036	2,095	970
6.750% due 03/25/2033 •	2	2
6.940% due 04/25/2032 •	33	32
HarborView Mortgage Loan Trust
4.226% due 06/19/2036 ~	1,883	769
4.741% due 03/19/2037 •	15,192	13,794
4.881% due 09/19/2046 •	1,301	1,109
4.921% due 05/19/2035 •	4,512	4,353
4.942% due 06/19/2036 ~	3,416	1,680
4.955% due 06/19/2045 •	8,712	3,913
4.961% due 06/19/2035 •	383	371
5.041% due 06/19/2034 •	186	167
5.052% due 07/19/2035 ~	155	115
5.081% due 04/19/2034 •	100	92
5.121% due 01/19/2035 •	651	528
5.181% due 01/19/2035 •	762	715
5.201% due 01/19/2035 •	28	25
5.281% due 11/19/2034 •	66	51
6.027% due 08/19/2036 ~	54	53
6.453% due 10/25/2037 •	553	505
6.497% due 04/19/2034 ~	7	6
7.710% due 12/19/2035 ~	36	35
Hawaii Hotel Trust 5.845% due 05/15/2038 •	1,620	1,621
Hilton USA Trust 2.828% due 11/05/2035	34,800	27,196
HomeBanc Mortgage Trust
4.973% due 01/25/2036 •	245	235
5.193% due 12/25/2034 •	516	487
5.313% due 08/25/2029 •	244	236
HSI Asset Securitization Corp. Trust 4.893% due 11/25/2035 •	7,951	7,275
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	4,934	4,591
Impac CMB Trust
5.193% due 11/25/2034 •	169	166
5.233% due 10/25/2034 •	50	49
5.323% due 09/25/2034 þ	78	89
Impac Secured Assets Trust 5.910% due 07/25/2035 ~	288	266

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

IndyMacAdjustable Rate Mortgage Trust
6.622% due 01/25/2032 ~	25	24
6.636% due 01/25/2032 ~	62	59
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	886	366
IndyMac INDA Mortgage Loan Trust
3.809% due 08/25/2036 ~	661	515
5.634% due 01/25/2036 ~	1,520	1,422
IndyMac INDB Mortgage Loan Trust 5.053% due 11/25/2035 •	286	166
IndyMac INDX Mortgage Loan Trust
3.193% due 06/25/2037 ~	4,363	2,544
3.202% due 06/25/2037 ~	1,069	851
3.251% due 02/25/2035 ~	222	194
3.259% due 01/25/2036 ~	78	67
3.501% due 07/25/2037 ~	894	579
3.521% due 01/25/2035 ~	28	26
3.614% due 01/25/2036 ~	1,829	1,624
3.677% due 04/25/2037 ~	4,729	4,107
3.725% due 04/25/2037 ~	3,284	2,929
3.842% due 10/25/2035 ~	236	189
3.856% due 12/25/2035 ~	1,536	1,301
3.868% due 05/25/2036 ~	1,497	1,259
3.902% due 08/25/2035 ~	433	317
3.958% due 03/25/2036 ~	1,248	859
4.251% due 09/25/2035 ~	4,969	4,041
4.728% due 12/25/2034 ~	33	30
4.753% due 06/25/2037 •	688	240
4.813% due 02/25/2037 •	8,884	8,559
4.823% due 08/25/2035 ~	15	13
4.853% due 11/25/2046 •	266	235
4.873% due 05/25/2046 •	45	40
4.913% due 04/25/2035 •	38	35
4.933% due 07/25/2035 •	665	608
5.093% due 07/25/2045 •	25	19
5.233% due 05/25/2034 •	1	1
5.253% due 11/25/2034 •	19	17
5.273% due 11/25/2034 •	517	452
5.505% due 10/25/2034 ~	876	836
InTown Mortgage Trust 6.886% due 08/15/2039 •	3,700	3,710
JP Morgan Alternative Loan Trust
4.733% due 03/25/2037 •	622	510
4.844% due 12/25/2036 ~	642	684
4.895% due 05/25/2037 ~	2,106	1,848
5.843% due 05/26/2037 ~	12,572	9,662
6.550% due 05/25/2036 þ	11	11
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	7,621
3.474% due 12/15/2049 ~	1,927	1,904
3.648% due 12/15/2049 ~	8,606	8,366
3.916% due 06/10/2042 ~	17,100	15,436
4.994% due 04/15/2037 •	10,349	10,129
5.777% due 11/15/2038 •	2,231	2,221
5.895% due 12/15/2031 •	1,029	981
7.235% due 10/05/2040	7,500	7,853
JP Morgan Mortgage Trust
2.500% due 11/25/2051 ~	2,586	2,083
2.500% due 12/25/2051 ~	1,504	1,202
2.500% due 02/25/2052 ~	8,072	6,493
3.000% due 01/25/2052 ~	4,692	3,913
3.000% due 03/25/2052 ~	74,080	61,790
3.500% due 10/25/2046 ~	724	647
3.500% due 10/25/2048 ~	271	240
3.500% due 09/25/2052 ~	7,652	6,652
4.222% due 07/27/2037 ~	3,439	3,165
4.510% due 05/25/2036 ~	987	795
4.542% due 04/25/2037 ~	138	112
4.625% due 07/25/2063 ~	5,092	4,946
4.629% due 10/25/2036 ~	1,001	715
5.000% due 08/25/2051 ~	9,423	9,003
5.000% due 12/25/2051 ~	10,386	9,922
5.000% due 04/25/2052 ~	17,737	16,927
5.000% due 05/25/2052 •	21,073	19,690
5.067% due 08/25/2036 ~	840	652
5.072% due 10/25/2036 ~	33	19
5.192% due 04/25/2036 ~	1,889	1,642
5.250% due 11/25/2063 ~	836	820
5.289% due 02/25/2036 ~	4,967	3,532
5.367% due 12/25/2037 ~	48	36
5.406% due 08/25/2035 ~	432	425
5.500% due 07/25/2036	352	155
5.534% due 07/25/2035 ~	1,280	1,216
5.560% due 08/25/2035 ~	407	354
5.592% due 10/25/2035 ~	231	161
5.623% due 11/25/2035 ~	744	593

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.633% due 07/25/2035 ~		169	162
5.694% due 10/25/2035 ~		584	452
5.699% due 09/25/2035 ~		44	41
5.728% due 04/25/2036 ~		1,046	898
5.750% due 01/25/2036		16	7
5.772% due 11/25/2035 ~		437	356
5.793% due 10/25/2035 ~		3,742	3,474
5.846% due 10/25/2036 ~		6,997	5,490
5.860% due 02/25/2034 ~		87	81
5.906% due 07/25/2035 ~		375	360
5.975% due 06/25/2035 ~		125	101
6.035% due 10/25/2035 ~		2,153	2,075
6.082% due 07/25/2035 ~		22	22
6.171% due 11/25/2033 ~		4	3
6.500% due 07/25/2036		2,701	896
6.500% due 08/25/2036		374	119
6.687% due 06/25/2035 ~		226	228
6.831% due 07/25/2035 ~		4	4
6.877% due 02/25/2036 ~		26	18
6.896% due 08/25/2035 ~		266	250
7.198% due 07/25/2035 ~		24	24
9.603% due 02/25/2055 «~		43,063	46,314
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,140
3.057% due 11/13/2052		7,900	6,856
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	5,066
2.250% due 02/22/2045		9,470	7,574
5.647% due 02/22/2045 •		41,772	52,247
6.847% due 02/22/2045 •		29,232	35,581
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,833
Lavender Trust 6.250% due 10/26/2036		3,633	1,677
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(g)		193	190
0.000% due 12/25/2056 ~(a)		363,734	2,529
0.000% due 07/25/2057 (g)		258	248
0.000% due 07/25/2057 ~		83,652	77,022
0.000% due 01/25/2058 ~		28	28
2.873% due 02/25/2058 ~		15,577	10,600
2.976% due 12/25/2056 ~		363,734	282,357
4.000% due 02/25/2058 ~		14,404	14,279
4.250% due 02/25/2058 ~		15,577	15,049
4.344% due 12/26/2057 ~		267,230	237,103
4.466% due 01/25/2058 ~		23,114	20,644
4.500% due 02/25/2058 ~		15,577	14,061
5.822% due 12/25/2053 ~		433,407	432,942
Lehman Mortgage Trust
4.473% due 12/25/2035 ~		3,323	562
4.773% due 08/25/2036 •		2,757	1,865
5.091% due 01/25/2036 ~		748	694
5.103% due 06/25/2037 •		189	166
5.500% due 01/25/2036		520	253
5.757% due 04/25/2036 ~		502	314
6.000% due 07/25/2036		3,667	1,802
Lehman XS Trust
4.833% due 11/25/2046 •		132	115
4.853% due 08/25/2046 •		4,382	4,140
Luminent Mortgage Trust
4.773% due 11/25/2036 •		117	103
4.813% due 12/25/2036 •		870	814
4.853% due 02/25/2046 •		36	27
5.173% due 04/25/2036 •		5,028	4,264
Manhattan West Mortgage Trust 2.130% due 09/10/2039		47,900	44,031
MASTR Adjustable Rate Mortgages Trust
3.268% due 07/25/2035 ~		268	234
4.609% due 12/25/2033 ~		9	9
4.663% due 04/25/2046 •		1,862	1,646
4.668% due 03/25/2035 ~		135	123
4.933% due 05/25/2037 •		620	249
5.053% due 05/25/2047 •		2	2
5.135% due 12/25/2034 ~		778	747
5.837% due 12/25/2033 ~		5	4
6.513% due 05/25/2034 ~		37	36
6.622% due 10/25/2034 ~		463	444
6.750% due 10/25/2032 ~		65	64
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •		6,794	657
MASTR Asset Securitization Trust 6.000% due 06/25/2036		173	97
MASTR Reperforming Loan Trust
4.813% due 07/25/2035 •		1,903	947
7.000% due 08/25/2034		1,272	906
7.000% due 05/25/2035		344	230

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

MASTRSeasoned Securitization Trust 6.500% due 08/25/2032 ~		898	870
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •		342	327
5.252% due 09/15/2030 •		41	40
5.392% due 11/15/2031 •		7	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.372% due 08/15/2032 •		16	15
5.384% due 10/20/2029 •		341	330
Merrill Lynch Alternative Note Asset Trust
4.497% due 06/25/2037 ~		648	295
4.673% due 03/25/2037 •		703	169
5.053% due 03/25/2037 •		1,861	446
6.000% due 03/25/2037		1,040	88
Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •		4	4
5.073% due 10/25/2028 •		8	8
5.113% due 06/25/2028 •		106	100
5.113% due 09/25/2029 •		2	2
5.113% due 11/25/2029 •		54	48
5.184% due 06/25/2035 ~		1,578	1,508
5.193% due 03/25/2028 •		4	4
5.233% due 03/25/2028 •		1	1
5.247% due 06/25/2037 ~		234	212
5.262% due 04/25/2029 •		98	93
5.360% due 09/25/2035 ~		3,204	2,542
5.482% due 11/25/2029 •		25	24
5.485% due 02/25/2035 ~		1,364	1,282
5.621% due 08/25/2034 ~		157	147
5.843% due 10/25/2028 •		11	11
6.018% due 07/25/2035 ~		115	103
6.129% due 11/25/2035 •		867	837
6.316% due 12/25/2035 ~		200	188
6.353% due 12/25/2032 •		56	54
6.420% due 05/25/2033 ~		637	615
6.485% due 02/25/2033 ~		5	4
6.530% due 02/25/2034 ~		2	2
6.708% due 05/25/2036 ~		124	121
6.926% due 12/25/2034 ~		5	5
6.971% due 05/25/2033 ~		4	3
7.627% due 09/25/2035 ~		771	733
MFA Trust 5.750% due 11/25/2067 þ		27,037	26,951
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048		9,229	9,163
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~		17,000	14,153
3.793% due 04/15/2055 ~		45,800	41,416
4.071% due 03/15/2052		3,635	3,473
5.681% due 12/15/2038 •		39,210	37,810
Morgan Stanley Mortgage Loan Trust
2.913% due 06/25/2037 ~		2,422	1,350
3.489% due 11/25/2037 ~		6,226	4,362
3.711% due 07/25/2035 ~		130	113
4.467% due 06/25/2036 ~		7,832	5,669
4.713% due 03/25/2036 •		530	350
4.733% due 01/25/2036 •		5,439	2,896
4.743% due 12/25/2035 •		13	9
4.763% due 01/25/2035 •		2	2
4.773% due 01/25/2035 •		900	838
4.963% due 09/25/2035 ~		1,358	421
5.715% due 07/25/2035 ~		2,621	2,170
6.000% due 02/25/2036		99	93
6.000% due 10/25/2037		1,333	698
6.201% due 02/25/2047 þ		1,160	402
6.548% due 06/25/2036 ~		60	58
MortgageIT Mortgage Loan Trust
4.913% due 04/25/2036 •		2,588	2,425
4.953% due 09/25/2037 •		4,398	3,333
5.233% due 02/25/2035 •		86	85
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034		349	318
Natixis Commercial Mortgage Securities Trust 6.221% due 03/15/2035 •		3,010	3,014
New Orleans Hotel Trust 5.434% due 04/15/2032 •		2,790	2,751
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		36,099	30,110
6.864% due 10/25/2063 þ		17,547	17,750
New York Mortgage Trust 4.993% due 05/25/2036 ~		1,877	1,582
Newgate Funding PLC
3.486% due 12/15/2050 •	EUR	30,716	31,504
5.006% due 12/01/2050 •	GBP	309	378
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.792% due 10/25/2035 ~		$28	24

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.453% due 05/25/2035 •		1,448	1,131
6.320% due 03/25/2047 þ		440	401
6.615% due 02/25/2036 ~		65	48
7.000% due 02/19/2030 ~		338	332
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •		114,370	112,273
OBX Trust
2.500% due 10/25/2051 ~		60,391	48,275
3.000% due 01/25/2052 ~		103,160	86,498
3.000% due 02/25/2052 ~		16,162	13,440
3.642% due 04/25/2053 ~		6,342	6,195
6.113% due 03/25/2063 þ		1,747	1,757
6.120% due 11/25/2062 ~		15,991	16,044
6.520% due 07/25/2063 þ		6,746	6,818
7.045% due 09/25/2063 þ		7,614	7,726
Prime Mortgage Trust 4.853% due 02/25/2034 •		272	257
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054		33,620	25,102
3.959% due 10/29/2054 ~		52,942	54,664
4.409% due 10/29/2054 ~		20,861	21,384
4.709% due 10/29/2054 ~		15,172	15,414
5.689% due 10/29/2054 ~		11,379	11,539
7.559% due 10/29/2054 ~		9,482	9,589
RBSGC Mortgage Pass-Through Loan Trust
4.833% due 12/25/2034 •		$12,473	11,293
5.750% due 04/25/2035		5,915	4,981
RBSSP Resecuritization Trust
3.409% due 09/27/2037 •		9,301	7,878
4.000% due 10/26/2037		5,361	3,692
4.673% due 10/27/2036 •		984	908
5.092% due 08/27/2037 •		400	392
5.182% due 02/27/2037 •		1,151	1,057
Regal Trust 1.723% due 09/29/2031 •		7	7
Residential Accredit Loans, Inc. Trust
4.399% due 08/25/2035 ~		1,254	480
4.691% due 04/25/2035 ~		1	1
4.753% due 08/25/2035 •		182	134
4.753% due 02/25/2037 •		1,221	1,060
4.783% due 03/25/2037 •		968	183
4.813% due 05/25/2036 •		5,385	4,836
4.813% due 09/25/2036 •		1,019	923
4.823% due 12/25/2036 •		13	11
4.833% due 07/25/2036 •		1,443	1,287
4.833% due 08/25/2036 •		1,696	1,668
4.833% due 09/25/2036 •		22	20
4.853% due 11/25/2036 •		639	454
4.873% due 06/25/2037 •		762	662
4.993% due 02/25/2046 •		836	441
5.606% due 02/25/2036 ~		661	575
6.000% due 08/25/2036		768	629
6.000% due 09/25/2036		1,420	1,114
6.000% due 11/25/2036		852	660
6.000% due 01/25/2037		5	4
6.185% due 09/25/2045 •		131	109
6.250% due 03/25/2037		741	577
6.500% due 07/25/2037		245	196
6.500% due 09/25/2037		854	689
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		70	68
Residential Asset Securitization Trust
5.500% due 08/25/2034		41	40
5.750% due 02/25/2036		520	190
6.000% due 04/25/2037		197	102
6.000% due 05/25/2037		112	58
6.000% due 07/25/2037		1,086	403
6.250% due 08/25/2036		67	41
6.250% due 11/25/2036		1,776	653
6.250% due 09/25/2037		1,934	772
6.500% due 08/25/2036		1,314	385
6.500% due 09/25/2036		1,100	379
Residential Funding Mortgage Securities, Inc. Trust
4.899% due 02/25/2037 ~		1,424	932
5.313% due 07/27/2037 ~		3,472	2,580
5.477% due 02/25/2036 ~		783	730
5.500% due 12/25/2034		126	118
6.000% due 06/25/2036		471	349
6.000% due 07/25/2036		449	382
6.000% due 10/25/2036		4,260	3,252
6.000% due 06/25/2037		213	163
6.500% due 03/25/2032		37	37
RESIMAC Premier 5.295% due 02/03/2053 •		1,225	1,223

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

ReslocU.K. PLC 5.066% due 12/15/2043 •	GBP	1,369	1,640
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,717
0.010% due 08/20/2056 «		8,063	10,102
0.070% due 08/28/2056 (a)		714	0
5.627% due 08/28/2056 •		25,858	32,377
7.027% due 08/28/2056 •		3,754	4,701
7.977% due 08/28/2056 •		5,255	6,580
9.027% due 08/28/2056 •		3,003	3,760
RMAC Securities PLC
3.022% due 06/12/2044 •	EUR	1,068	1,081
4.996% due 06/12/2044 •	GBP	14,842	18,263
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	16,352
3.631% due 06/28/2058 •		402,497	419,011
3.731% due 06/28/2058 •		34,142	35,408
3.931% due 06/28/2058 •		28,988	29,838
4.000% due 06/28/2058 ~		54,756	27,027
4.731% due 06/28/2058 •		24,158	24,756
5.731% due 06/28/2058 •		14,495	14,731
6.231% due 06/28/2058 •		7,730	7,642
Sequoia Mortgage Trust
3.972% due 09/20/2046 ~		$1,282	863
4.885% due 07/20/2036 •		12	10
4.905% due 06/20/2036 •		324	298
4.923% due 01/20/2047 ~		660	472
5.145% due 06/20/2033 •		1	1
5.185% due 07/20/2033 •		36	35
5.245% due 10/20/2027 •		7	7
5.285% due 10/20/2027 •		71	69
5.308% due 01/20/2047 ~		904	670
5.344% due 05/20/2034 •		18	18
5.364% due 05/20/2034 •		110	103
5.928% due 09/20/2033 •		52	51
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •		34,140	33,344
SREIT Trust 5.211% due 10/15/2038 •		200	199
Starwood Mortgage Trust 5.370% due 11/15/2036 •		17,500	17,380
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~		41	40
4.133% due 04/25/2036 ~		1,724	908
4.581% due 11/25/2035 ~		72	65
4.753% due 09/25/2034 •		729	655
4.753% due 08/25/2036 •		2,138	1,716
4.785% due 05/25/2036 ~		1,128	983
4.898% due 12/25/2035 ~		548	318
4.929% due 02/25/2036 ~		882	652
4.943% due 08/25/2035 ~		18	15
5.171% due 02/25/2036 ~		1,478	769
5.183% due 12/25/2035 ~		978	697
5.237% due 03/25/2036 ~		249	193
5.331% due 09/25/2035 ~		267	236
5.660% due 11/25/2036 ~		1,586	1,200
5.873% due 09/25/2034 ~		2	2
6.225% due 01/25/2035 •		84	76
6.353% due 10/25/2037 •		356	323
6.415% due 12/25/2034 ~		7	7
7.203% due 02/25/2034 ~		191	183
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.713% due 03/25/2037 •		909	350
4.793% due 03/25/2037 •		151	28
4.833% due 06/25/2036 •		308	299
4.833% due 07/25/2046 •		378	297
4.873% due 04/25/2036 •		158	142
4.873% due 05/25/2036 •		44	30
4.893% due 05/25/2046 •		7,306	2,608
4.913% due 02/25/2036 •		55	48
4.981% due 07/19/2035 •		1,158	1,083
5.073% due 12/25/2035 •		1,182	946
5.141% due 09/19/2032 •		260	250
5.181% due 01/19/2034 •		78	73
5.303% due 05/25/2047 •		6,714	5,277
5.321% due 10/19/2033 •		193	176
6.225% due 12/25/2035 •		900	719
6.538% due 02/25/2036 •		3,474	2,928
Structured Asset Securities Corp. 4.045% due 04/15/2027 ~		6	6
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,217	1,286
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.856% due 06/25/2034 þ		41	40

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.572% due 01/25/2034 ~		434	422
7.212% due 11/25/2033 ~		22	22
7.335% due 03/25/2033 ~		252	246
7.644% due 07/25/2033 ~		6	6
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,292	696
SunTrust Adjustable Rate Mortgage Loan Trust
5.445% due 10/25/2037 ~		355	275
5.748% due 02/25/2037 ~		135	116
5.842% due 04/25/2037 ~		138	72
6.782% due 01/25/2037 ~		1,059	684
SunTrust Alternative Loan Trust
5.103% due 12/25/2035 •		885	761
5.750% due 12/25/2035		581	513
6.000% due 04/25/2036		347	124
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		456	106
6.470% due 09/25/2036 þ		5,583	137
6.500% due 07/25/2036		4,609	1,057
6.515% due 07/25/2037 þ		721	264
Thornburg Mortgage Securities Trust
4.624% due 09/25/2037 ~		452	446
5.153% due 12/25/2033 •		114	109
5.252% due 10/25/2046 •		18,775	17,575
5.432% due 07/25/2036 •		18,354	14,700
6.091% due 10/25/2043 ~		131	120
6.176% due 06/25/2047 •		9,989	9,251
6.226% due 03/25/2037 •		4,752	3,378
6.495% due 09/25/2047 ~		11,238	7,637
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		851	809
2.900% due 10/25/2059 ~		7,034	6,700
4.522% due 02/25/2055 ~		7,648	7,303
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	26,352	33,072
TTAN 5.362% due 03/15/2038 •		$695	695
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,761
4.296% due 08/15/2051		5,975	5,797
4.313% due 05/15/2051		10,000	9,704
4.334% due 10/15/2051		17,486	16,882
UWM Mortgage Trust
2.500% due 11/25/2051 ~		190,254	152,728
2.500% due 12/25/2051 ~		80,310	64,199
3.000% due 01/25/2052 ~		58,171	48,519
5.000% due 11/25/2051 •		1,930	1,804
VASA Trust 5.412% due 07/15/2039 •		7,550	7,195
Verus Securitization Trust
4.260% due 02/25/2067 þ		832	786
5.811% due 05/25/2068 þ		659	662
5.850% due 12/25/2067 þ		7,850	7,863
5.999% due 02/25/2068 þ		3,977	3,990
6.193% due 03/25/2068 þ		3,925	3,949
6.443% due 08/25/2068 þ		6,046	6,112
6.665% due 09/25/2068 þ		10,354	10,468
7.070% due 10/25/2068 þ		8,906	9,065
Visio Trust 6.598% due 10/25/2058 þ		4,726	4,778
Wachovia Mortgage Loan Trust LLC
4.215% due 08/20/2035 ~		393	360
7.507% due 10/20/2035 ~		92	88
WaMu Mortgage Pass-Through Certificates Trust
3.752% due 04/25/2037 ~		1,259	1,126
3.879% due 05/25/2037 ~		568	479
3.899% due 03/25/2036 ~		7,380	6,657
4.060% due 02/25/2037 ~		237	199
4.170% due 12/25/2046 •		3,832	3,365
4.176% due 12/25/2036 ~		4,464	3,873
4.216% due 02/25/2037 ~		2,955	2,671
4.228% due 11/25/2036 ~		10	9
4.297% due 12/25/2036 ~		3,748	3,335
4.338% due 04/25/2037 ~		345	309
4.361% due 12/25/2036 ~		31	28
4.367% due 02/25/2037 ~		6,296	5,559
4.398% due 02/25/2037 ~		2,323	2,024
4.419% due 05/25/2037 ~		36	29
4.547% due 04/25/2035 ~		1,140	1,097
4.552% due 01/25/2036 ~		2,002	1,960
4.584% due 08/25/2036 ~		502	444
4.756% due 12/25/2035 ~		3,839	3,471
4.823% due 05/25/2046 •		154	131
4.860% due 09/25/2036 ~		2,142	1,791
4.993% due 12/25/2045 •		154	153
5.011% due 12/25/2035 ~		458	414

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.020% due 07/25/2037 ~		140	123
5.033% due 07/25/2045 •		111	107
5.042% due 10/25/2035 ~		241	217
5.076% due 03/25/2035 ~		434	429
5.076% due 08/25/2036 ~		66	61
5.119% due 08/25/2046 ~		3,538	3,163
5.131% due 08/25/2036 ~		4,872	4,585
5.170% due 03/25/2037 ~		7,096	6,461
5.193% due 11/25/2034 •		276	263
5.209% due 09/25/2035 ~		4,744	4,353
5.273% due 11/25/2045 •		124	115
5.273% due 12/25/2045 •		97	87
5.433% due 11/25/2034 •		134	125
5.595% due 05/25/2047 •		6,261	5,183
5.623% due 07/25/2047 •		1,755	1,452
5.687% due 04/25/2047 •		4,296	3,791
5.737% due 05/25/2035 ~		5,828	5,716
5.825% due 08/25/2046 •		50	45
6.034% due 08/25/2034 ~		77	75
6.225% due 06/25/2042 •		111	102
6.325% due 10/25/2046 •		3,977	3,640
6.346% due 01/25/2033 ~		40	40
6.566% due 09/25/2033 ~		196	193
6.798% due 09/25/2033 ~		11	11
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	18,962
5.653% due 12/21/2049 ~		69,706	87,619
6.376% due 12/21/2049 •		23,296	29,394
6.876% due 12/21/2049 •		11,648	14,578
7.376% due 12/21/2049 •		6,656	8,294
7.876% due 12/21/2049 •		6,656	8,224
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 þ		$2,809	750
4.773% due 02/25/2037 •		6,310	4,785
4.839% due 06/25/2033 ~		606	572
4.903% due 04/25/2035 •		3,276	2,708
5.500% due 11/25/2035		324	283
5.500% due 06/25/2037		468	440
5.664% due 05/25/2033 ~		83	84
5.770% due 02/25/2031 ~		0	1
5.795% due 05/25/2046 •		2,004	1,715
6.000% due 04/25/2036		1,010	848
6.768% due 07/25/2036 þ		1,116	254
6.949% due 07/25/2036 þ		1,907	433
Wells Fargo Alternative Loan Trust 7.099% due 07/25/2037 ~		421	384
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,377
3.311% due 06/15/2052		8,800	8,034
3.472% due 11/15/2050		10,070	9,638
3.615% due 12/15/2049		3,888	3,851
3.749% due 06/15/2036 ~		500	447
3.862% due 12/15/2039		41,000	38,234
4.023% due 03/15/2052		33,712	32,433
4.442% due 09/15/2061		4,000	3,918
Wells Fargo Mortgage-Backed Securities Trust
6.153% due 04/25/2036 ~		485	469
6.271% due 03/25/2036 ~		22	22
7.320% due 07/25/2034 ~		2	2
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	4,383

Total Non-Agency Mortgage-Backed Securities (Cost $9,932,337)			9,130,769

ASSET-BACKED SECURITIES 10.4%
AUTOMOBILE ABS OTHER 0.0%
BMW Vehicle Owner Trust 4.999% due 04/27/2026 •		5,634	5,636
GM Financial Consumer Automobile Receivables Trust 5.068% due 09/16/2026 •		4,566	4,567
Hyundai Auto Receivables Trust 5.078% due 05/15/2026 •		4,522	4,524

			14,727

AUTOMOBILE SEQUENTIAL 0.4%
Ally Auto Receivables Trust 5.760% due 11/15/2026		5,049	5,056
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	20,934
BMW Vehicle Lease Trust 5.990% due 09/25/2026		10,380	10,450
BMW Vehicle Owner Trust 5.720% due 04/27/2026		5,787	5,794

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CarMaxAuto Owner Trust 5.720% due 11/16/2026		2,218	2,223
Drive Auto Receivables Trust 5.830% due 12/15/2026		4,362	4,367
Enterprise Fleet Financing LLC
5.613% due 05/20/2025		726	727
5.740% due 12/20/2026		15,900	16,038
First Investors Auto Owner Trust 6.440% due 10/16/2028		5,225	5,290
Flagship Credit Auto Trust 4.030% due 12/15/2026		3,467	3,464
GM Financial Consumer Automobile Receivables Trust 5.740% due 09/16/2026		11,186	11,208
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		14,900	14,822
3.890% due 09/25/2028		31,800	30,824
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		2,490	2,495
Hyundai Auto Receivables Trust 5.770% due 05/15/2026		9,422	9,440
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,890
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		3,494	3,500
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		9,400	9,491

			161,013

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	88,594	55,767

CMBS OTHER 2.6%
ACREC Ltd. 5.640% due 10/16/2036 •		$15,161	15,169
Arbor Realty Commercial Real Estate Notes Ltd.
5.862% due 11/15/2036 •		60,372	60,514
6.048% due 01/15/2037 •		92,767	92,837
AREIT LLC 6.624% due 06/17/2039 •		34,799	34,893
AREIT Trust
5.576% due 11/17/2038 •		3,220	3,218
5.850% due 01/20/2037 •		9,845	9,815
BDS Ltd.
5.840% due 12/16/2036 •		11,152	11,159
6.166% due 03/19/2039 •		66,696	66,870
6.503% due 08/19/2038 •		1,149	1,156
BPCRE Ltd. 6.775% due 01/16/2037 •		2,575	2,594
Brightspire Capital Ltd. 5.631% due 08/19/2038 •		6,022	5,994
BSPDF Issuer Ltd. 5.712% due 10/15/2036 •		2,342	2,343
BSPRT Issuer Ltd.
5.832% due 12/15/2038 •		571	572
6.693% due 07/15/2039 •		49,023	49,202
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •		31,221	30,892
FS Rialto Issuer LLC 6.503% due 01/19/2039 •		42,247	42,142
GPMT Ltd. 5.740% due 07/16/2035 •		11,068	10,958
HGI CRE CLO Ltd. 6.298% due 04/20/2037 •		22,541	22,634
KREF Ltd. 5.816% due 02/17/2039 •		60,988	61,299
LCCM Trust
5.712% due 12/13/2038 •		2,071	2,070
5.962% due 11/15/2038 •		20,437	20,520
LoanCore Issuer Ltd.
5.812% due 07/15/2036 •		1,452	1,458
5.812% due 11/15/2038 •		37,250	37,430
6.148% due 01/17/2037 •		88,807	89,434
Lument Finance Trust, Inc. 5.682% due 06/15/2039 •		37,956	37,896
M360 Ltd. 5.971% due 11/22/2038 •		14,741	14,444
MF1 LLC
6.516% due 06/19/2037 •		27,955	27,999
7.001% due 09/17/2037 •		25,117	25,179
MF1 Ltd.
5.570% due 10/16/2036 •		37,978	37,895
5.590% due 07/16/2036 •		2,997	3,000
5.716% due 02/19/2037 •		23,962	23,963

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

6.196% due 12/15/2035 •	17,754	17,781
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	5,674	5,658
PFP Ltd. 6.671% due 08/19/2035 •	6,380	6,403
Ready Capital Mortgage Financing LLC
5.403% due 07/25/2036 •	572	570
6.219% due 01/25/2037 •	20,987	21,013
6.806% due 06/25/2037 •	5,697	5,723
6.891% due 10/25/2039 •	2,082	2,096
Shelter Growth CRE Issuer Ltd. 6.662% due 06/17/2037 •	40,525	40,608
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •	60,385	60,359
Starwood Mortgage Trust 5.948% due 11/15/2038 •	95,531	95,591
TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •	18,537	18,547
6.032% due 02/15/2039 •	48,978	49,336
VMC Finance LLC
5.590% due 06/16/2036 •	1,672	1,679
6.500% due 02/18/2039 •	16,790	16,832

		1,187,745

HOME EQUITY OTHER 1.6%
Aames Mortgage Investment Trust 5.233% due 10/25/2035 •	891	880
ABFC Trust
5.244% due 12/25/2030 •	427	418
5.503% due 03/25/2034 •	1,113	1,068
5.548% due 05/25/2032 •	159	164
Accredited Mortgage Loan Trust 4.897% due 01/25/2035 •	343	335
ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	8	3
4.673% due 12/25/2036 •	5,147	1,308
4.773% due 08/25/2036 •	4,556	1,041
4.853% due 12/25/2036 •	19,843	5,044
4.893% due 08/25/2036 •	5,855	1,337
5.113% due 11/25/2035 •	1,138	1,196
5.278% due 12/25/2045 •	2,979	2,245
5.383% due 02/25/2036 •	1,071	987
5.428% due 11/25/2033 •	941	929
5.428% due 12/25/2034 •	178	165
5.503% due 08/25/2045 •	98	98
Aegis Asset-Backed Securities Trust
5.098% due 12/25/2035 •	2,577	2,430
5.173% due 06/25/2035 •	1,576	1,492
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.782% due 05/25/2034 þ	686	649
5.323% due 07/25/2034 •	40	39
7.828% due 11/25/2032 •	1,744	1,789
Amortizing Residential Collateral Trust 5.488% due 07/25/2032 •	1	1
Argent Securities Trust
4.563% due 09/25/2036 •	3,836	1,233
4.603% due 09/25/2036 •	19,808	6,367
4.753% due 06/25/2036 •	17,361	4,686
4.833% due 03/25/2036 •	5,269	2,857
4.993% due 05/25/2036 •	21,823	5,208
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.093% due 01/25/2036 •	7,848	7,138
5.578% due 11/25/2034 •	1,268	1,261
Asset-Backed Securities Corp. Home Equity Loan Trust
4.533% due 05/25/2037 •	143	100
5.213% due 10/25/2034 •	1	1
5.862% due 04/15/2033 •	472	469
7.737% due 08/15/2032 •	3,251	3,058
Bear Stearns Asset-Backed Securities Trust
4.623% due 12/25/2036 •	2,003	1,885
5.253% due 10/27/2032 •	158	157
5.453% due 11/25/2042 •	51	51
5.503% due 08/25/2037 •	3,668	3,213
5.538% due 06/25/2035 •	7,306	7,186
5.578% due 02/25/2035 •	7	7
6.625% due 06/25/2043 ~	182	179
Carrington Mortgage Loan Trust
4.613% due 10/25/2036 •	2,898	2,304
4.703% due 10/25/2036 •	3,396	2,699
4.713% due 02/25/2037 •	30,796	28,841
CDC Mortgage Capital Trust 5.248% due 07/25/2034 •	285	324
Chase Funding Trust
5.013% due 02/25/2033 •	24	24
5.093% due 08/25/2032 •	411	402

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

5.113% due 11/25/2032 •	1	1
CIT Group Home Equity Loan Trust 5.503% due 09/25/2030 •	234	233
Citigroup Mortgage Loan Trust
4.251% due 10/25/2037 þ	1,397	1,315
4.623% due 07/25/2045 •	6,262	4,312
4.643% due 05/25/2037 •	8,172	5,350
4.713% due 07/25/2045 •	2,915	2,007
4.723% due 05/25/2037 •	3,421	3,379
4.773% due 12/25/2036 •	7,589	4,121
4.953% due 08/25/2036 •	9,033	8,866
5.188% due 09/25/2035 •	1,551	1,539
7.264% due 01/25/2037 þ	783	327
Countrywide Asset-Backed Certificates Trust
3.231% due 03/25/2036 •	952	936
3.631% due 04/25/2035 •	739	727
4.304% due 01/25/2037 •	168	168
4.393% due 10/25/2032 ~	359	372
4.593% due 07/25/2037 •	242	240
4.593% due 08/25/2037 •	9,449	8,532
4.683% due 10/25/2047 •	625	618
4.733% due 02/25/2037 •	4,109	3,784
4.733% due 03/25/2037 •	1,245	1,207
4.813% due 11/25/2047 •	1,246	1,179
4.853% due 08/25/2034 •	330	318
4.893% due 09/25/2037 •	951	975
4.893% due 09/25/2047 •	9,429	9,307
4.953% due 10/25/2034 •	1,189	1,136
5.038% due 06/25/2036 •	2,285	2,222
5.133% due 12/25/2036 •	306	244
5.143% due 05/25/2036 •	629	627
5.193% due 12/25/2034 •	1,207	1,177
5.353% due 11/25/2034 •	197	191
5.413% due 02/25/2036 •	5,291	5,128
5.583% due 08/25/2035 ~	17,821	16,984
Credit Suisse First Boston Mortgage Securities Corp. 3.861% due 08/25/2032 •	1,116	1,064
Credit-Based Asset Servicing & Securitization LLC
4.822% due 07/25/2037 •	216	140
6.780% due 05/25/2035 þ	666	595
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.296% due 03/25/2037 þ	4,318	1,485
Credit-Based Asset Servicing & Securitization Trust
3.020% due 04/25/2037 •	646	404
4.573% due 11/25/2036 •	77	35
4.753% due 11/25/2036 •	7,441	3,334
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,271	208
6.220% due 09/25/2036 þ	1,630	477
6.672% due 06/25/2036 þ	1,346	358
Delta Funding Home Equity Loan Trust 5.332% due 09/15/2029 •	80	77
EMC Mortgage Loan Trust 5.193% due 05/25/2040 •	11	10
EquiFirst Mortgage Loan Trust 5.203% due 01/25/2034 •	9	9
Fieldstone Mortgage Investment Trust
4.833% due 05/25/2036 •	5,614	4,117
5.022% due 11/25/2036 •	7,751	4,664
Finance America Mortgage Loan Trust 5.353% due 08/25/2034 •	140	133
First NLC Trust
4.532% due 05/25/2035 •	935	816
4.593% due 08/25/2037 •	2,291	1,138
4.733% due 08/25/2037 •	2,377	1,181
Fremont Home Loan Trust
4.513% due 01/25/2037 •	26	12
4.583% due 11/25/2036 •	35,612	12,542
4.603% due 01/25/2037 •	11,445	5,141
4.653% due 08/25/2036 •	339	106
4.773% due 08/25/2036 •	6,953	2,166
4.793% due 02/25/2037 •	41,435	13,187
4.933% due 02/25/2037 •	15,735	5,041
4.953% due 05/25/2036 •	9,721	6,071
4.993% due 04/25/2036 •	2,742	2,529
5.113% due 01/25/2036 •	6,856	6,549
5.383% due 07/25/2034 •	29	29
5.518% due 06/25/2035 •	2,959	2,854
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •	5	2
GMAC Mortgage Corp. Loan Trust 7.000% due 09/25/2037 ~	6	6
GSAA Home Equity Trust
4.420% due 03/25/2036 ~	4,028	1,682
4.593% due 03/25/2036 •	38	12
4.653% due 03/25/2037 •	501	139

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.693% due 04/25/2047 •	1,019	947
4.693% due 05/25/2047 •	2,570	1,472
4.793% due 09/25/2036 •	8,244	1,878
4.813% due 05/25/2036 •	13,453	2,898
4.813% due 07/25/2037 •	328	316
5.053% due 03/25/2037 •	1,764	701
5.053% due 05/25/2047 •	144	87
5.353% due 08/25/2037 •	294	287
GSAMP Trust
4.543% due 01/25/2037 •	2,509	1,485
4.573% due 12/25/2036 •	5,137	2,514
4.633% due 11/25/2035 •	352	27
4.933% due 06/25/2036 •	3,370	1,843
4.933% due 08/25/2036 •	1,365	1,092
4.993% due 04/25/2036 •	3,002	1,979
5.773% due 12/25/2034 •	849	730
6.103% due 10/25/2034 •	120	121
6.328% due 03/25/2034 •	1,853	1,524
Home Equity Asset Trust
5.053% due 11/25/2032 •	154	140
5.548% due 05/25/2035 •	463	459
Home Equity Loan Trust 4.683% due 04/25/2037 •	2,928	2,789
Home Equity Mortgage Loan Asset-Backed Trust
4.573% due 04/25/2037 •	878	611
4.663% due 04/25/2037 •	2,822	1,964
4.761% due 10/25/2033 •	56	55
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •	89	27
HSI Asset Securitization Corp. Trust
4.553% due 10/25/2036 •	134	46
4.673% due 12/25/2036 •	477	131
4.793% due 12/25/2036 •	4,341	1,140
5.233% due 11/25/2035 •	1,903	1,734
IMC Home Equity Loan Trust 5.690% due 07/25/2026 ~	2	2
JP Morgan Mortgage Acquisition Corp. 2.777% due 10/25/2035 •	1,169	1,143
JP Morgan Mortgage Acquisition Trust
4.613% due 08/25/2036 •	186	81
4.673% due 08/25/2036 •	20	14
4.693% due 08/25/2036 •	176	175
4.773% due 07/25/2036 •	5,026	1,385
6.337% due 08/25/2036 þ	1,541	901
Lehman ABS Mortgage Loan Trust
4.543% due 06/25/2037 •	4,480	2,952
4.653% due 06/25/2037 •	2,418	1,595
Long Beach Mortgage Loan Trust
4.773% due 12/25/2036 •	17,458	11,668
4.813% due 03/25/2046 •	1,564	1,240
4.973% due 08/25/2045 •	3,951	3,836
5.013% due 10/25/2034 •	10	10
5.503% due 06/25/2035 •	4,869	4,724
5.728% due 02/25/2035 •	2,427	2,362
MASTR Asset-Backed Securities Trust
4.553% due 01/25/2037 •	82	23
4.753% due 08/25/2036 •	4,023	1,492
4.933% due 03/25/2036 •	4,912	2,920
4.933% due 10/25/2036 •	4,332	3,810
4.953% due 10/25/2035 •	6,470	6,118
5.383% due 06/25/2035 •	1,210	1,268
5.971% due 11/25/2035 þ	100	72
6.219% due 02/25/2036 þ	178	146
Merrill Lynch First Franklin Mortgage Loan Trust 4.793% due 04/25/2037 •	2,121	821
Merrill Lynch Mortgage Investors Trust
4.213% due 11/25/2037 •	11,760	3,786
4.673% due 08/25/2037 •	7,188	3,623
4.693% due 02/25/2037 •	857	245
4.753% due 08/25/2037 •	30,102	15,207
4.933% due 08/25/2037 •	1,505	762
4.973% due 03/25/2037 •	23,403	21,377
4.973% due 04/25/2037 •	2,304	1,161
5.093% due 03/25/2037 •	6,276	5,734
5.353% due 02/25/2047 •	13,605	7,868
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 12/25/2036 •	2,461	1,235
4.513% due 05/25/2037 •	772	683
4.543% due 01/25/2037 •	4,761	2,146
4.553% due 07/25/2036 •	127	46
4.553% due 11/25/2036 •	1,198	669
4.563% due 03/25/2037 •	5,638	2,381
4.593% due 11/25/2036 •	12,054	5,643
4.593% due 05/25/2037 •	3,318	2,514
4.603% due 10/25/2036 •	11,435	5,832
4.603% due 11/25/2036 •	13,249	7,404

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

4.603% due 12/25/2036 •	1,701	853
4.633% due 03/25/2037 •	21,722	9,175
4.653% due 02/25/2037 •	1,809	786
4.668% due 03/25/2037 •	8,594	3,364
4.683% due 10/25/2036 •	1,368	698
4.683% due 11/25/2036 •	11,924	6,664
4.703% due 12/25/2036 •	7,380	3,701
4.703% due 05/25/2037 •	1,383	1,223
4.713% due 02/25/2037 •	766	333
4.753% due 06/25/2036 •	5,647	2,852
4.753% due 09/25/2036 •	14,852	5,029
4.773% due 09/25/2036 •	9,064	3,866
4.793% due 03/25/2037 •	2,802	1,184
4.813% due 02/25/2037 •	3,659	1,165
4.953% due 08/25/2036 •	13,182	6,550
5.188% due 07/25/2035 •	3,392	3,303
5.383% due 11/25/2034 •	297	284
5.453% due 03/25/2033 •	420	408
Morgan Stanley Dean Witter Capital, Inc. Trust
5.728% due 09/25/2032 •	311	307
5.803% due 02/25/2033 •	275	285
Morgan Stanley Home Equity Loan Trust
4.553% due 12/25/2036 •	13,053	6,205
4.773% due 04/25/2036 •	4,032	2,790
Morgan Stanley IXIS Real Estate Capital Trust
4.503% due 11/25/2036 •	5	2
4.753% due 07/25/2036 •	7,904	3,128
4.913% due 07/25/2036 •	24,238	9,594
Morgan Stanley Mortgage Loan Trust
4.613% due 11/25/2036 •	3,182	883
5.750% due 04/25/2037 ~	549	265
6.000% due 02/25/2037 ~	339	188
6.077% due 10/25/2046 þ	2,365	566
6.103% due 11/25/2036 •	1,598	586
6.226% due 10/25/2036 þ	991	272
New Century Home Equity Loan Trust
5.128% due 03/25/2035 •	298	309
5.173% due 10/25/2035 •	649	632
5.233% due 03/25/2035 •	509	500
5.338% due 05/25/2034 •	529	522
7.453% due 01/25/2033 •	1,134	951
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.113% due 10/25/2036 •	20,175	4,443
5.253% due 02/25/2037 •	1,765	498
6.532% due 10/25/2036 þ	2,609	543
NovaStar Mortgage Funding Trust
4.653% due 01/25/2037 •	3,486	1,171
4.753% due 06/25/2036 •	1,595	1,145
4.753% due 09/25/2036 •	12,575	5,058
4.753% due 03/25/2037 •	3,593	1,170
4.793% due 11/25/2036 •	8,050	2,426
4.813% due 03/25/2037 •	2,975	968
4.873% due 01/25/2037 •	15,681	5,266
4.953% due 10/25/2036 •	4,196	1,939
5.163% due 12/25/2033 •	172	171
5.278% due 06/25/2034 •	8	8
6.328% due 03/25/2035 •	3,445	3,396
Option One Mortgage Loan Trust
4.553% due 01/25/2037 •	8,127	4,701
4.593% due 01/25/2037 •	18,294	10,581
4.623% due 05/25/2037 •	3,211	1,692
4.633% due 04/25/2037 •	5,966	2,931
4.673% due 01/25/2037 •	6,879	3,979
4.673% due 04/25/2037 •	15,180	10,280
4.693% due 04/25/2037 •	2,434	1,384
4.703% due 03/25/2037 •	1,111	548
4.703% due 07/25/2037 •	2,292	1,453
4.733% due 02/25/2037 •	7,029	3,288
4.783% due 04/25/2037 •	1,934	923
4.993% due 01/25/2036 •	6,600	6,145
Option One Mortgage Loan Trust Asset-Backed Certificates
5.143% due 11/25/2035 •	10,214	9,727
5.308% due 10/25/2032 •	1,258	1,354
Ownit Mortgage Loan Trust 5.353% due 10/25/2036 •	1,727	1,639
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.253% due 12/25/2034 •	11,141	11,045
People's Choice Home Loan Securities Trust
5.133% due 12/25/2035 •	454	444
5.398% due 05/25/2035 •	2,644	2,454
5.803% due 01/25/2035 •	656	635
People's Financial Realty Mortgage Securities Trust 4.593% due 09/25/2036 •	17,676	4,377
Popular ABS Mortgage Pass-Through Trust 4.663% due 01/25/2037 •	2,645	2,523

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

RAACTrust 5.153% due 11/25/2046 •	5,558	5,012
Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •	35	32
5.153% due 08/25/2032 •	104	98
5.173% due 11/25/2034 •	189	162
5.893% due 06/25/2037 þ	8,030	2,003
5.906% due 06/25/2037 þ	8,997	2,250
Residential Asset Mortgage Products Trust 5.023% due 01/25/2036 •	1,512	1,480
Residential Asset Securities Corp. Trust
4.693% due 10/25/2036 •	1,003	981
4.713% due 11/25/2036 •	3,822	3,507
4.743% due 06/25/2033 •	681	643
4.793% due 11/25/2036 •	1,406	1,295
4.888% due 06/25/2036 •	12,122	11,858
5.013% due 04/25/2036 •	700	698
5.068% due 03/25/2036 •	1,200	1,162
5.548% due 03/25/2035 •	2,472	2,454
Securitized Asset-Backed Receivables LLC Trust
4.573% due 12/25/2036 •	224	48
4.583% due 05/25/2037 •	380	285
4.773% due 07/25/2036 •	2,144	744
4.933% due 07/25/2036 •	2,757	956
SG Mortgage Securities Trust 4.603% due 10/25/2036 •	9,394	8,704
Soundview Home Loan Trust
4.633% due 08/25/2037 •	508	494
4.673% due 01/25/2037 •	2,445	1,758
4.773% due 01/25/2037 •	2,334	1,678
4.813% due 02/25/2037 •	7,715	2,102
4.973% due 02/25/2037 •	9,955	2,722
5.013% due 05/25/2036 •	1,746	1,692
Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •	1,556	1,534
4.753% due 06/25/2036 •	231	221
5.053% due 01/25/2036 •	1,226	1,198
5.353% due 05/25/2035 •	3,869	3,791
5.383% due 09/25/2034 •	75	65
5.383% due 01/25/2035 •	10,978	10,713
5.578% due 01/25/2035 •	3,957	3,380
5.653% due 12/25/2034 •	956	955
5.702% due 09/25/2034 •	148	149
5.833% due 04/25/2033 •	129	129
6.028% due 01/25/2035 •	4,313	3,499
6.178% due 01/25/2035 •	3,806	1,940
Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 12/25/2034 •	628	617
4.633% due 01/25/2037 •	2,209	1,273
4.683% due 01/25/2037 •	16,354	9,246
4.723% due 04/25/2036 •	5,536	5,405
5.353% due 05/25/2037 •	1,370	1,333
6.453% due 08/25/2037 •	931	927
Towd Point HE Trust 0.918% due 02/25/2063 ~	547	534
WaMu Asset-Backed Certificates WaMu Trust
4.703% due 04/25/2037 •	9,559	3,553
4.753% due 01/25/2037 •	11,596	5,238
Washington Mutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •	1,306	454

		735,874

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
4.006% due 07/25/2036 •	1,503	1,481
4.643% due 03/25/2047 •	432	431
4.713% due 03/25/2037 •	1,507	1,484
Morgan Stanley Mortgage Loan Trust
4.693% due 04/25/2037 •	4,620	1,251
4.913% due 02/25/2037 •	415	84
5.173% due 04/25/2037 •	2,238	606
Saxon Asset Securities Trust 4.793% due 10/25/2046 •	3,838	3,739

		9,076

MANUFACT HOUSE SEQUENTIAL 0.0%
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	84	85

WHOLE LOAN COLLATERAL 0.2%
Bear Stearns Asset-Backed Securities Trust
5.287% due 07/25/2036 ~	3	3
5.368% due 10/25/2036 ~	576	256

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CitigroupMortgage Loan Trust 4.271% due 05/25/2036 þ		2,013	725
First Franklin Mortgage Loan Trust
4.763% due 10/25/2036 •		6,000	4,797
4.773% due 04/25/2036 •		1,836	1,784
4.933% due 08/25/2036 •		2,140	2,044
4.933% due 10/25/2036 •		3,295	2,154
5.653% due 01/25/2035 •		1,099	1,089
5.878% due 10/25/2034 •		533	532
GSAMP Trust 5.503% due 06/25/2034 •		453	439
RAAC Trust 5.053% due 06/25/2044 •		781	690
Residential Asset Mortgage Products Trust
4.803% due 10/25/2036 •		5,684	5,469
5.005% due 12/25/2034 •		133	133
5.053% due 03/25/2036 •		4,419	4,345
5.093% due 01/25/2036 •		2,212	2,052
Securitized Asset-Backed Receivables LLC Trust
4.953% due 03/25/2036 •		8,861	5,442
4.953% due 05/25/2036 •		9,138	4,666
5.413% due 01/25/2036 •		1,224	1,127
Specialty Underwriting & Residential Finance Trust
3.836% due 02/25/2037 þ		28,740	9,470
4.653% due 11/25/2037 •		363	198
4.753% due 11/25/2037 •		4,728	2,589
4.922% due 12/25/2036 •		1,215	1,169
5.153% due 03/25/2037 •		1,764	942
5.353% due 06/25/2036 •		10,472	9,968
5.428% due 12/25/2035 •		443	438

			62,521

OTHER ABS 5.5%
ACAS CLO Ltd. 5.784% due 10/18/2028 •		5,484	5,489
Adagio CLO DAC 3.904% due 10/15/2031 •	EUR	4,301	4,436
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •		$2,939	2,944
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •		20,000	20,046
Apidos CLO
5.829% due 10/20/2030 •		1,109	1,110
5.889% due 04/20/2031 •		925	926
Ares European CLO DAC
3.844% due 10/15/2030 •	EUR	3,221	3,340
4.069% due 04/20/2032 •		16,797	17,352
Atlas Senior Loan Fund Ltd.
5.973% due 04/22/2031 •		$1,454	1,457
6.059% due 01/16/2030 •		812	813
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •	EUR	15,402	15,943
Barings CLO Ltd. 6.069% due 10/20/2030 •		$1,337	1,339
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •		27,450	27,734
Black Diamond CLO DAC
4.003% due 05/15/2032 •	EUR	5,846	6,062
4.079% due 01/20/2032 ~		296	307
Blackrock European CLO DAC 3.804% due 10/15/2031 •		16,514	17,090
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •		$16,125	16,156
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031	EUR	381	387
3.904% due 01/15/2031 •		14,095	14,606
4.094% due 01/15/2033 •		10,147	10,508
BNPP AM Euro CLO DAC
3.779% due 04/15/2031 •		3,097	3,185
4.021% due 07/22/2032 •		17,319	17,861
Cairn CLO DAC 3.964% due 10/15/2031 •		24,868	25,738
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		$38,800	38,989
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	25,915	26,845
Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		$8,451	8,462
5.879% due 04/17/2031 •		1,678	1,681
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	19,543	20,221
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		$7,504	7,517
CarVal CLO Ltd. 5.877% due 07/16/2031 •		8,703	8,723

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

CatamaranCLO Ltd. 5.993% due 04/22/2030 •		4,858	4,868
CBAM Ltd. 6.286% due 07/15/2037 ~		39,000	39,263
Cent CLO Ltd. 5.849% due 07/27/2030 •		56	56
CIFC Funding Ltd.
5.829% due 04/20/2030 •		351	352
5.846% due 10/24/2030 •		21,450	21,489
Commonbond Student Loan Trust 2.550% due 05/25/2041		1,331	1,243
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		78,798	50,126
0.000% due 11/25/2054 «(g)		12,959	5,207
5.150% due 11/25/2054 «		42,023	42,085
5.350% due 11/25/2054 «		42,022	42,003
5.450% due 11/25/2054 «		10,776	10,771
5.750% due 11/25/2054 «		5,381	5,379
6.250% due 11/25/2053		114,178	115,180
6.400% due 11/25/2053		179,510	183,920
6.600% due 11/25/2054 «		6,945	6,942
6.950% due 11/25/2053		52,552	53,729
7.400% due 11/25/2053		52,552	53,808
8.750% due 11/25/2054 «		4,039	4,037
9.100% due 11/25/2053		30,683	31,380
9.350% due 11/25/2053		28,472	27,407
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •		37,493	37,544
Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		7,496	7,499
6.028% due 10/23/2031 •		21,075	21,117
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	4,307	4,455
3.803% due 08/15/2032 •		1,459	1,511
3.834% due 10/15/2031 •		36,872	38,162
Denali Capital CLO Ltd. 5.968% due 04/15/2031 •		$1,410	1,410
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,100	1,028
Dryden Euro CLO DAC
3.839% due 04/15/2033 •	EUR	33,330	34,405
3.883% due 05/15/2034 •		20,990	21,744
Dryden Senior Loan Fund
5.767% due 10/19/2029 •		$1,795	1,799
5.898% due 04/15/2028 •		1,269	1,270
Elevation CLO Ltd. 5.837% due 10/25/2030 •		9,415	9,427
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	26,500	27,401
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		$12,322	12,340
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		26,516	26,549
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •		9,746	9,751
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,468	5,829
4.000% due 04/20/2049		14,854	13,060
Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,017	3,036
3.824% due 10/15/2031 •		23,616	24,441
3.899% due 10/20/2031 •		31,076	32,143
3.944% due 07/15/2031 •		26,603	27,522
4.034% due 01/15/2032 •		11,279	11,662
ICG U.S. CLO Ltd. 5.973% due 07/22/2031 •		$603	604
Jamestown CLO Ltd. 6.018% due 07/14/2031 •		1,799	1,802
Jubilee CLO DAC 3.834% due 04/15/2031 •	EUR	31,950	32,883
KKR CLO Ltd.
5.834% due 07/18/2030 •		$7,162	7,173
5.868% due 07/15/2030 •		19,121	19,151
Kubota Credit Owner Trust 5.610% due 07/15/2026		1,044	1,047
LCM LP 5.879% due 07/20/2030 •		4,572	4,579
LCM Ltd.
5.717% due 07/20/2030 •		2,105	2,106
5.959% due 04/20/2031 •		14,802	14,807
Lendmark Funding Trust 1.900% due 11/20/2031		750	706
Madison Park Euro Funding DAC 3.979% due 07/15/2032 •	EUR	14,480	14,976
Magnetite Ltd. 5.806% due 10/15/2031 •		$8,661	8,679

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

ManGLG Euro CLO DAC 3.859% due 10/15/2030 •	EUR	1,252	1,297
Marble Point CLO Ltd. 6.074% due 12/18/2030 •		$1,036	1,038
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		327	327
MMAF Equipment Finance LLC 5.200% due 09/13/2027		3,655	3,671
Mosaic Solar Loan Trust 2.640% due 01/20/2053		17,035	14,691
Mountain View CLO LLC 5.949% due 01/16/2031 •		740	741
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		6,100	6,124
Navient Private Education Loan Trust 3.610% due 12/15/2059		1,549	1,536
Nelnet Student Loan Trust
6.640% due 02/20/2041		5,777	5,862
6.805% due 02/20/2041 •		5,258	5,268
Newark BSL CLO Ltd. 5.979% due 12/21/2029 •		2,140	2,144
OAK Hill European Credit Partners DAC
3.949% due 01/20/2032 •	EUR	1,709	1,769
3.959% due 10/20/2031 ~		42,452	43,954
OCP CLO Ltd. 5.999% due 07/20/2029 •		$900	901
OCP Euro CLO DAC 4.081% due 09/22/2034 •	EUR	33,175	34,323
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		$6,620	6,631
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,053
5.358% due 06/16/2036 •		2,249	2,256
OSD CLO Ltd. 5.779% due 04/17/2031 ~		16,627	16,656
OZLM Ltd. 5.817% due 10/20/2031 •		6,240	6,252
Palmer Square European Loan Funding DAC
3.904% due 10/15/2031 •	EUR	7,050	7,295
3.914% due 07/15/2031 •		9,040	9,369
3.964% due 04/15/2031 •		14,781	15,318
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •		$11,595	11,604
Performer Funding PLC
0.000% due 06/21/2035 (g)	GBP	14	0
0.010% due 06/21/2035		27,400	16,036
6.703% due 06/21/2035 ~		30,900	38,606
7.703% due 06/21/2035 ~		21,700	27,341
8.703% due 06/21/2035 ~		14,400	18,444
10.203% due 06/21/2035 ~		6,200	7,926
12.203% due 06/21/2035 ~		9,300	11,887
Project Panama SPV LLC 0.000% due 12/20/2054 «~		$46,803	46,842
Rad CLO Ltd.
5.856% due 04/25/2032 •		8,430	8,449
6.016% due 07/24/2032 •		61,833	61,849
Romark CLO Ltd. 5.918% due 10/23/2030 •		17,275	17,308
Segovia European CLO DAC 4.099% due 07/20/2032 •	EUR	24,717	25,561
Shackleton CLO Ltd. 5.884% due 05/07/2031 •		$493	494
SLC Student Loan Trust 5.970% due 06/15/2040 •		1,358	1,350
SLM Student Loan Trust
5.775% due 04/25/2049		2,099	2,062
6.345% due 07/25/2049		192	191
7.145% due 01/27/2025		250	250
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,194	1,565
0.000% due 09/15/2053 (g)		1	396
3.940% due 02/16/2055		30,373	29,089
5.550% due 03/15/2052		13,979	14,109
5.898% due 03/15/2052 •		13,979	14,005
6.048% due 02/16/2055 •		12,606	12,783
6.150% due 09/15/2053		23,426	24,109
6.248% due 09/15/2053 •		38,029	38,869
6.250% due 03/15/2052		3,000	3,046
6.500% due 03/15/2052		1,100	1,115
6.930% due 09/15/2053		12,921	13,519
7.540% due 09/15/2053		2,644	2,759
8.290% due 03/15/2052		1,195	1,215
8.870% due 09/15/2053		5,450	5,758
SoFi Alternative Trust 4.693% due 05/16/2050 ~		50,544	47,564

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

SoFiProfessional Loan Program LLC 3.020% due 02/25/2040		932	912
Sound Point CLO Ltd.
5.859% due 10/20/2030 •		7,828	7,841
5.867% due 07/25/2030 •		8,923	8,930
5.979% due 07/26/2031 •		3,726	3,734
5.999% due 01/21/2031 •		309	309
Stonepeak ABS 2.301% due 02/28/2033		246	236
Sunrun Demeter Issuer 2.270% due 01/30/2057		36,027	30,289
Symphony CLO Ltd. 6.417% due 01/20/2037 •		14,075	14,215
Symphony Static CLO Ltd. 5.717% due 10/25/2029 •		10,670	10,680
T-Mobile U.S. Trust 5.050% due 09/20/2029		21,200	21,362
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	9,371	9,706
Toro European CLO DAC
3.833% due 02/15/2034 •		18,769	19,400
4.104% due 01/12/2032 •		11,073	11,447
Triaxx Prime CDO Ltd.
5.220% due 10/02/2039 ^•(d)		$13,598	132
5.220% due 10/02/2039 •		2,660	26
Trinitas Euro CLO DAC 4.149% due 10/20/2032 •	EUR	2,768	2,869
Venture CLO Ltd.
5.775% due 09/07/2030 •		$28,556	28,618
5.869% due 07/20/2030 •		6,281	6,292
5.929% due 07/20/2030 •		5,112	5,122
5.978% due 07/15/2031 •		7,613	7,628
5.979% due 01/20/2029 •		3,023	3,028
5.994% due 07/18/2031 •		1,217	1,220
6.009% due 04/20/2032 •		19,244	19,286
6.011% due 07/30/2032 •		65,100	65,254
Vibrant CLO Ltd. 5.999% due 07/20/2032 •		28,022	28,079
Voya CLO Ltd.
5.859% due 04/17/2030 •		8,167	8,181
6.128% due 10/15/2030 •		669	670
Wind River CLO Ltd. 6.058% due 01/15/2031 •		1,864	1,867

			2,522,040

Total Asset-Backed Securities (Cost $5,036,855)			4,748,848

SOVEREIGN ISSUES 4.0%
Brazil Government International Bond
6.125% due 03/15/2034		15,700	14,681
7.125% due 05/13/2054		55,300	51,267
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (g)	BRL	2,502,300	393,191
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$1,600	1,470
Israel Government International Bond
3.800% due 05/13/2060		47,500	30,841
5.375% due 03/12/2029		31,800	31,741
5.500% due 03/12/2034		27,000	26,476
5.750% due 03/12/2054		3,900	3,573
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	20,206
Korea Development Bank
3.000% due 01/13/2026		$2,600	2,556
5.341% (SOFRRATE + 0.700%) due 10/23/2026 ~		7,450	7,488
Korea National Oil Corp. 4.875% due 04/03/2029		1,700	1,688
Mexico Government International Bond
4.000% due 08/24/2034 (i)	MXN	863,620	36,783
5.000% due 04/27/2051		$26,100	19,669
6.000% due 05/07/2036		1,100	1,038
New South Wales Treasury Corp. 2.750% due 11/20/2025 (i)	AUD	1,592	987
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,678
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,434
5.940% due 02/12/2029		3,000	825
6.150% due 08/12/2032		125,100	33,089
6.950% due 08/12/2031		263,400	73,896
7.300% due 08/12/2033		33,200	9,328
Poland Government International Bond 5.125% due 09/18/2034		$5,300	5,140
Province of Alberta 2.050% due 08/17/2026		6,000	5,780

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Provinceof Ontario 3.650% due 06/02/2033	CAD	93,800	65,116
Province of Quebec 3.600% due 09/01/2033		122,300	84,360
Qatar Government International Bond
4.400% due 04/16/2050		$46,200	39,231
5.103% due 04/23/2048		600	570
Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	27,595
2.000% due 04/14/2033		5,190	4,090
3.000% due 02/27/2027		$5,240	4,942
3.624% due 05/26/2030	EUR	25,050	24,371
5.250% due 05/30/2032		30,900	31,267
5.625% due 05/30/2037		29,200	29,039
Saudi Government International Bond
4.750% due 01/18/2028		$34,700	34,509
4.750% due 01/16/2030		13,600	13,367
4.875% due 07/18/2033		12,100	11,730
5.000% due 01/16/2034		12,600	12,254
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	15,329
2.050% due 09/23/2036		15,500	12,232
3.125% due 05/15/2027		19,600	20,000
South Africa Government International Bond
7.100% due 11/19/2036		$4,100	4,000
8.500% due 01/31/2037	ZAR	720,900	32,435
8.875% due 02/28/2035		1,609,600	77,679
10.500% due 12/21/2026		5,965,100	328,533
Turkey Government International Bond 7.625% due 05/15/2034		$20,500	20,858
United Kingdom Gilt 4.375% due 07/31/2054	GBP	158,900	176,275

Total Sovereign Issues (Cost $2,060,088)			1,850,607

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV(e)		775,108	0

FINANCIALS 0.0%
MNEQ Holdings, Inc.«(e)(l)		7,633	31

INDUSTRIALS 0.1%
Drillco Holding Lux SA«(l)		195,636	4,915
Forsea Holding SA«		1,161,108	29,173

			34,088

Total Common Stocks (Cost $32,812)			34,119

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)		2,400,000	2,072
CoBank ACB 4.250% due 01/01/2027 •(j)		5,200,000	4,966
Discover Financial Services 6.125% due 06/23/2025 •(j)		19,900,000	19,882
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	13,798
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		5,200,000	5,052

			45,770

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032		8,700	4,350

Total Preferred Securities (Cost $55,109)			50,120

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	789

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Total Real Estate Investment Trusts (Cost $372)			789

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.4%
Avangrid, Inc. 4.720% due 01/07/2025		$31,050	31,022
Cencora, Inc. 4.750% due 01/15/2025		15,100	15,072
Crown Castle, Inc.
4.850% due 01/21/2025		12,850	12,814
4.990% due 01/16/2025		49,900	49,793
CVS Health Corp. 5.250% due 01/31/2025		22,000	21,910
Dell International LLC
4.700% due 01/10/2025		15,350	15,331
4.730% due 01/03/2025		13,100	13,095
4.730% due 01/07/2025		800	799
Jabil, Inc. 4.870% due 01/06/2025		9,750	9,742

			169,578

REPURCHASE AGREEMENTS (m) 0.3%			152,715

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/02/2025 (g)(h)	HUF	12,935,000	32,567

U.S. TREASURY BILLS 0.1%
4.492% due 01/16/2025 - 03/20/2025 (f)(g)(p)(r)		$56,356	56,090

Total Short-Term Instruments (Cost $410,843)			410,950

Total Investments in Securities (Cost $62,989,229)			58,620,296

		SHARES
INVESTMENTS IN AFFILIATES 8.8%
EXCHANGE-TRADED FUNDS 0.1%
PIMCO Senior Loan Active Exchange-Traded Fund		586,600	29,975

Total Exchange-Traded Funds (Cost $29,652)			29,975

SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short Asset Portfolio		237,956,325	2,330,544
PIMCO Short-Term Floating NAV Portfolio III		171,308,264	1,668,029

Total Short-Term Instruments (Cost $4,036,921)			3,998,573

Total Investments in Affiliates (Cost $4,066,573)			4,028,548

Total Investments 136.8% (Cost $67,055,802)			$62,648,844
Financial Derivative Instruments(o)(q)0.4%(Cost or Premiums, net $127,464)			204,571
Other Assets and Liabilities, net (37.2)%			(17,073,165)

Net Assets 100.0%			$45,780,250

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Coupon represents a yield to maturity.
(i)					Principal amount of security is adjusted for inflation.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust 3.050% due 08/01/2052					12/26/2024	$44,585	$44,585	0.10%
BAMLL Commercial Mortgage Securities Trust 7.867% due 10/15/2027					09/21/2023	47,741	47,695	0.10
Drillco Holding Lux SA					06/08/2023	3,913	4,915	0.01
MNEQ Holdings, Inc.					06/02/2020	149	31	0.00
National Football League 5.480% due 10/05/2028					03/14/2024	27,600	27,680	0.06
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	15,000	16,275	0.04
Project Alpha Intermediate Holding, Inc. 5.301% due 07/15/2025					10/16/2024	11,618	11,084	0.02
Ripon Investments Financing Ltd. 0.000% due 02/25/2025					01/11/2023	609	628	0.00

						$151,215	$152,893	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	12/24/2024	01/08/2025	$38,563	Barclays Bank PLC 4.220% due 10/06/2025	$(38,856)	$38,563	$38,565
JPS	4.570	07/30/2024	TBD(2)	114,152	U.S. Treasury Bonds 1.380% due 11/15/2040	(112,367)	114,152	116,610

Total Repurchase Agreements						$(151,223)	$152,715	$155,175

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BAR				0.000%	12/24/2024	01/08/2025	$(38,563)	$(38,563)

Total Reverse Repurchase Agreements								$(38,563)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

SHORTSALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/15/2055	$65,628	$(58,575)	$(58,668)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2055	345,430	(335,765)	(333,420)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2055	107,190	(106,453)	(105,786)

Total Short Sales (1.1)%	$(500,793)	$(497,874)

(n)	Securities with an aggregate market value of $42,111 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(15,668) at a weighted average interest rate of 0.835%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	265	$265	$(46)	$(75)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	265	265	(43)	(18)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	175	175	(86)	(382)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	175	175	(84)	(2)
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	180	180	(90)	(156)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	181	181	(82)	(272)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	180	180	(68)	(17)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	181	181	(86)	(6)

Total Written Options	$(585)	$(928)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	5,758	$491,139	$7,949	$601	$0
U.S. Treasury 5-Year Note March Futures	03/2025	85,481	9,087,031	(48,677)	0	(8,014)
U.S. Treasury 10-Year Note March Futures	03/2025	38,585	4,196,119	(43,574)	0	(8,440)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1,837	218,431	(7,083)	0	(804)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	2,864	318,799	(4,643)	0	(716)

$(96,028)	$601	$(17,974)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	385	$(47,003)	$395	$0	$(84)
Euro-Bund March Futures	03/2025	4,606	(636,659)	12,558	0	(2,004)

$12,953	$0	$(2,088)

Total Futures Contracts	$(83,075)	$601	$(20,062)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.276%	$2,300	$444	$(336)	$108	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.792	1,100	154	(3)	151	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.877	3,600	447	98	545	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.262	10,600	(402)	442	40	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	13,300	118	(26)	92	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360		7,900	120	(45)	75	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.464		1,700	3	23	26	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		75,100	(382)	1,623	1,241	0	(34)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	10,600	29	14	43	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564		$8,000	28	25	53	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	0.616		17,200	(91)	222	131	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.719		8,200	(477)	534	57	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2027	0.786		44,900	(2,000)	2,283	283	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2029	1.093		127,500	(2,372)	1,896	(476)	0	(61)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.276	EUR	7,500	(34)	200	166	1	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.187		$3,300	(42)	69	27	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.258		4,400	197	(92)	105	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		26,100	169	171	340	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125		2,900	34	15	49	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.319		7,100	1,374	(730)	644	3	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684		6,963	882	100	982	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	0.155		1,900	(21)	52	31	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	89,600	(14,030)	14,435	405	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330		$3,300	75	(42)	33	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		9,300	212	(95)	117	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.432		3,700	(60)	120	60	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		42,050	48	676	724	0	(13)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		8,500	(21)	175	154	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.605		14,200	257	(2)	255	0	(2)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	3,400	(36)	62	26	0	(4)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.891		6,300	(135)	164	29	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.208		$6,800	49	56	105	0	0

							$(15,463)	$22,084	$6,621	$14	$(134)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028		$1,100	$6	$18	$24	$0	$0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		400	4	5	9	0	0
CDX.IG-43 5-Year Index		1.000	Quarterly	12/20/2029		1,105,100	24,573	493	25,066	261	0
iTraxx Asia Ex-Japan 42 5-Year Index		1.000	Quarterly	12/20/2029		12,200	170	(61)	109	0	(9)

							$24,753	$455	$25,208	$261	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	256,500	$4,473	$(6,121)	$(1,648)	$706	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	13,842	13,842	0	(57)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	10,132	11,764	0	(49)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,300	(27)	163	136	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	5.270	Annual	01/31/2025		$561,900	0	(461)	(461)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		947,300	(40)	(3,264)	(3,304)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		503,200	367	3,089	3,456	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		879,430	(16,401)	28,041	11,640	437	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	1,628	1,628	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	1,291	1,291	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	2,746	2,746	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	1,392	1,392	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	2,852	2,852	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	2,665	2,665	93	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	4,110	4,110	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	4,836	4,836	175	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	4,832	4,832	175	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	2,944	2,944	116	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	2,562	2,562	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	2,102	2,102	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	1,324	1,324	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	1,925	1,925	80	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		90,600	(460)	1,748	1,288	89	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		351,300	(103)	6,805	6,702	352	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	5,184	7,773	275	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	7,836	9,991	415	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	7,598	9,174	402	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		129,500	600	3,245	3,845	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		478,960	2,172	12,004	14,176	635	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	5,913	6,694	313	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		119,700	316	3,000	3,316	159	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		154,800	292	3,880	4,172	205	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		73,990	132	1,855	1,987	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		104,100	116	2,609	2,725	138	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		73,400	(1,279)	2,113	834	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,547	(10)	95	85	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		57,200	(200)	2,687	2,487	85	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	25,109	25,109	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	108,467	229,316	762	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	73,535	110,319	1,456	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		57,700	0	1,717	1,717	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		270,400	4,212	16,293	20,505	281	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(3,000)	(3,000)	0	(2)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(23,666)	(23,666)	0	(14)
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,884)	(1,884)	0	(1)
Pay(6)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	171,600	(186)	(2,730)	(2,916)	479	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	52,500	(89)	119	30	0	(116)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		19,100	(51)	90	39	39	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		1,014,454	6,849	7,273	14,122	2,937	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		743,663	712	(18,427)	(17,715)	0	(3,557)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	12,550	3,256	13	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	849	895	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	6,845	3,298	876	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	171	74	16	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	5,879	1,454	399	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	1,314	2,678	803	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(2,036)	(2,349)	65	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(5,032)	(5,867)	153	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(6,320)	(7,935)	183	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(5,285)	(6,136)	200	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	2,487	(3,469)	112	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		23,900	(46)	(677)	(723)	0	(27)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	0	52	52	0	(49)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	60	60	0	(74)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	81	81	0	(121)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	167	92	70	0
Receive	CAONREPO	4.820	Semi-Annual	07/13/2025	CAD	300	(1)	(2)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		589,500	(3,954)	(14,490)	(18,444)	0	(642)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		90,500	(1)	149	148	0	(90)
Receive(6)	CAONREPO	2.900	Semi-Annual	06/01/2033		121,400	(57)	(128)	(185)	0	(122)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		147,900	(557)	(6,300)	(6,857)	0	(159)

							$137,547	$322,432	$459,979	$15,007	$(5,134)

Total Swap Agreements							$146,837	$344,971	$491,808	$15,282	$(5,277)

(p)

Securities with an aggregate market value of $952,833 and cash of $41,884 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $203 and liability of $(13) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		01/2025		SGD	71,569			$53,258	$825		$0
		01/2025			$19,156		NZD	32,517	0		(962)
BOA		01/2025		CNH	46,164			$6,340	49		0
		01/2025		GBP	1,891			2,404	37		0
		01/2025		JPY	212,909			1,396	42		0
		01/2025		SEK	19,955			1,825	21		0
		01/2025		SGD	97,993			72,748	955		0
		01/2025			$2,075		IDR	33,130,862	0		(30)
		01/2025			4,418		KRW	6,227,694	0		(200)
		02/2025		CNH	85,660			$11,993	310		0
		05/2025			$64,000		TRY	2,844,736	6,663		0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

BPS	01/2025	AUD	246,430		$159,816	7,286	0
	01/2025	CNH	2,116,692		292,391	3,914	0
	01/2025	IDR	183,673,010		11,250	1	(129)
	01/2025	INR	3,054,353		35,622	2	0
	01/2025	KRW	28,994,923		20,783	1,146	0
	01/2025	MXN	17,101		847	27	0
	01/2025	SGD	85,344		63,508	983	0
	01/2025	TWD	1,921,017		60,502	2,102	0
	01/2025		$6,888	CNH	50,282	0	(35)
	01/2025		609	CZK	14,497	0	(13)
	01/2025		41,160	EUR	39,482	0	(243)
	01/2025		41,007	IDR	651,889,379	0	(768)
	01/2025		72,879	INR	6,163,307	0	(1,004)
	01/2025		19,533	KRW	28,982,695	113	(3)
	01/2025		55,890	PLN	227,665	0	(819)
	01/2025		27,986	TWD	907,813	0	(389)
	01/2025	ZAR	3,444,142		$194,702	12,433	0
	02/2025	CNH	299,798		41,381	497	0
	02/2025		$144	CNH	1,046	0	(1)
	02/2025		14,702	TRY	549,651	103	0
	03/2025	ILS	13,644		$3,799	39	0
	03/2025	KRW	28,791,408		19,450	0	(92)
	03/2025	MXN	210,565		10,268	295	0
	03/2025		$11,183	IDR	183,154,870	73	0
	03/2025		35,622	INR	3,070,141	0	(32)
	04/2025	TWD	900,796		$27,932	412	0
	05/2025	CNH	146,363		20,197	158	0
	05/2029	KWD	12,803		44,014	1,036	0
	07/2029		1,291		4,440	107	0
BRC	01/2025	CAD	1,175,599		834,978	16,759	0
	01/2025	CNH	157		22	0	0
	01/2025	GBP	439,077		553,839	4,215	0
	01/2025	TRY	1,863		49	0	(2)
	01/2025		$2,339	AUD	3,594	0	(114)
	01/2025		413,344	CAD	579,659	0	(9,900)
	01/2025		1,309	EUR	1,259	0	(4)
	01/2025		10,770	GBP	8,507	0	(122)
	01/2025		19,762	IDR	310,429,643	0	(574)
	01/2025		1,411	MYR	6,241	0	(17)
	01/2025		1,262	NZD	2,240	0	(9)
	01/2025		66,308	TRY	2,504,345	3,939	0
	02/2025		11,308	CNH	80,723	0	(298)
	02/2025		123,725	TRY	4,714,543	2,892	0
	03/2025	ILS	52,932		$14,863	276	0
	03/2025	MXN	1,413,986		69,129	2,161	0
	03/2025	TRY	239		6	0	0
	03/2025		$98,062	TRY	3,748,548	1,135	0
BSH	01/2025	PEN	61,689		$16,483	73	0
	04/2025	BRL	198,800		35,213	3,508	0
CBK	01/2025	CNH	9,629		1,323	10	0
	01/2025	HUF	3,684,946		9,432	154	0
	01/2025	IDR	222,393,672		13,770	0	(6)
	01/2025	INR	29,791,995		349,392	1,967	(4)
	01/2025	KRW	111,643,310		80,811	5,163	0
	01/2025	PEN	195,868		52,411	315	0
	01/2025	TWD	7,361,224		231,477	7,693	0
	01/2025		$4,607	AUD	7,243	0	(124)
	01/2025		23,491	CNH	167,705	0	(635)
	01/2025		3,741	EUR	3,558	0	(54)
	01/2025		64,606	GBP	50,967	0	(807)
	01/2025		1,110	HUF	442,513	4	0
	01/2025		24,929	IDR	395,507,056	2	(455)
	01/2025		378,290	INR	32,000,526	0	(5,105)
	01/2025		15,403	KRW	22,601,541	0	(85)
	02/2025	PEN	86,261		$23,243	313	0
	03/2025	IDR	2,994,973		183	0	(1)
	03/2025	KRW	22,545,857		15,403	100	0
	03/2025	MXN	1,262		60	0	0
	03/2025		$13,770	IDR	223,047,771	0	(63)
	03/2025		349,392	INR	29,925,601	0	(2,490)
	04/2025	PEN	29,499		$7,894	63	0
DUB	01/2025	EUR	2,418,110		2,562,029	56,028	0
	01/2025	HUF	7,219,532		18,500	323	0
	01/2025	KRW	100,513,151		72,144	4,054	0
	01/2025		$15,379	KRW	21,742,474	0	(651)
	01/2025		18,137	PLN	74,188	0	(182)
	02/2025	THB	12,999		$387	5	0
	02/2025		$105,636	MXN	2,137,167	0	(3,855)
	03/2025		1,250	TRY	59,507	323	0
FAR	01/2025	TWD	117,162		$3,613	51	0
GLM	01/2025	IDR	744,294		47	1	0
	01/2025	KRW	45,827,479		33,350	2,290	0
	01/2025	MXN	271,493		12,968	11	0
	01/2025	TWD	2,360,132		73,339	1,590	0
	01/2025		$30,009	IDR	475,205,027	0	(658)
	01/2025		15	KRW	21,396	0	(1)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		20,429	PLN	83,170	0	(311)
	01/2025		17,000	ZAR	313,168	0	(427)
	02/2025		36,300	BRL	209,816	0	(2,539)
	02/2025		47,583	MXN	968,777	0	(1,431)
	03/2025	ILS	1		$0	0	0
	03/2025	MXN	215,083		10,525	337	0
	03/2025		$81,043	BRL	477,367	0	(4,648)
	03/2025		38,301	MXN	786,263	0	(1,026)
	04/2025	BRL	2,259,800		$405,386	44,983	0
IND	01/2025	HUF	2,446,870		6,268	108	0
	01/2025		$2,489	DKK	17,611	0	(42)
JPM	01/2025	CNH	573,715		$79,314	1,125	0
	01/2025	HUF	136		0	0	0
	01/2025	IDR	18,235,117		1,117	0	(13)
	01/2025	JPY	182,984		1,222	58	0
	01/2025	PEN	70,056		18,705	72	0
	01/2025	SGD	284		212	4	0
	01/2025	TRY	354,111		9,920	0	(63)
	01/2025	TWD	1,654,297		51,075	784	0
	01/2025		$5,278	CNH	38,263	0	(63)
	01/2025		653	HUF	254,575	0	(12)
	01/2025		2,620	IDR	41,509,889	0	(51)
	01/2025		60,435	INR	5,116,958	0	(762)
	01/2025		22,703	PLN	92,488	0	(323)
	01/2025		25,594	TRY	919,432	194	0
	02/2025		6,547		250,722	201	0
	03/2025		1,117	IDR	18,292,070	7	0
	03/2025		1,085	TRY	52,576	306	0
	04/2025	BRL	43,700		$7,775	805	0
	05/2025		$141,589	TRY	6,292,066	14,784	0
MBC	01/2025	AUD	10,145		$6,474	194	0
	01/2025	CAD	1,208		851	10	0
	01/2025	CNH	101,886		13,998	113	0
	01/2025	INR	1,285,295		15,003	14	0
	01/2025	JPY	208,200		1,395	70	0
	01/2025	KRW	141,601,086		101,932	6,027	0
	01/2025	SGD	96		71	1	0
	01/2025		$8,345	AUD	13,040	0	(274)
	01/2025		1,039	CAD	1,455	0	(26)
	01/2025		124,408	CNH	901,355	0	(1,567)
	01/2025		19,020	EUR	18,121	0	(241)
	01/2025		5,895	GBP	4,678	3	(42)
	01/2025		41,450	INR	3,506,752	0	(555)
	01/2025		13,123	PLN	53,531	0	(171)
	01/2025		43,515	TWD	1,415,751	0	(475)
	02/2025	THB	3,709		$110	1	0
	03/2025	ILS	16,871		4,743	93	0
	03/2025		$15,003	INR	1,291,971	0	(26)
	04/2025	TWD	1,407,680		$43,515	509	0
	05/2025	CNH	123,482		17,046	139	0
MYI	01/2025	AUD	9,742		6,070	40	0
	01/2025	PLN	10		2	0	0
	01/2025		$839	DKK	5,934	0	(14)
	01/2025		11,091	IDR	175,303,935	0	(232)
NGF	01/2025		28,454		453,178,030	0	(443)
RBC	01/2025		16,413	GBP	12,904	0	(260)
RYL	01/2025	CAD	123,355		$86,672	816	0
	01/2025		$1,967	AUD	3,051	0	(79)
SCX	01/2025	CHF	183,311		$208,377	6,187	0
	01/2025	CNH	284,607		39,391	603	0
	01/2025	GBP	477,382		605,846	8,274	0
	01/2025	PEN	117,507		31,542	278	0
	01/2025	SGD	28,570		21,247	315	0
	01/2025	TWD	972,534		30,362	796	0
	01/2025		$60,397	CNH	437,483	0	(775)
	01/2025		6,156	EUR	5,920	0	(20)
	01/2025		7,789	GBP	6,212	0	(13)
	01/2025		35,641	IDR	563,577,654	0	(845)
	01/2025		121,270	INR	10,256,440	0	(1,661)
	01/2025		3,915	KRW	5,746,375	0	(21)
	01/2025		22,973	TWD	749,251	0	(195)
	03/2025	KRW	5,731,889		$3,915	25	0
	04/2025	TWD	745,575		22,973	195	0
	05/2025	CNH	201,754		27,987	364	0
SOG	01/2025		$48,269	PLN	196,239	0	(785)
SSB	01/2025	MXN	30,665		$1,550	81	0
TOR	01/2025	JPY	350,803		2,332	100	0
UAG	01/2025	CAD	95,973		66,543	0	(255)
	01/2025		$506	NOK	5,624	0	(12)
	01/2025		23,060	PLN	93,704	0	(383)

Total Forward Foreign Currency Contracts						$244,063	$(52,017)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

PURCHASEDOPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC USD versus CNH VKO @ 7.450	CNH	7.450	02/14/2025	6,530,000	$620	$1,170
MBC	Call - OTC USD versus CNH VKO @ 7.375	7.375	02/14/2025	6,420,000	629	2,171

$1,249	$3,341

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	612,900	$578	$392
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.930	03/06/2025	331,900	2,208	46
Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.960	03/10/2025	331,300	2,100	59
Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.940	03/24/2025	296,200	1,922	85
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	713,800	764	864
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.070	06/04/2025	100	3	3
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	938,800	0	28
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	1,520,500	0	53
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	953,900	0	36
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	1,443,400	0	58
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	1,425,600	0	61
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	1,442,600	0	76
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	688,300	757	633
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	1,398,000	1,608	1,623
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	1,421,400	1,564	1,812

$11,504	$5,829

Total Purchased Options	$12,753	$9,170

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	40.300	05/19/2025	200,000	$(4,200)	$(7,689)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	18,100	$(51)	$(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	18,100	(51)	(101)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	33,500	(88)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	33,500	(88)	(639)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	68,000	(510)	(96)
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	374,900	(2,207)	(675)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	373,900	(2,096)	(911)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	337,800	(1,914)	(781)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	21,700	(60)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	21,700	(60)	(327)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	83,900	(750)	(615)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	33,000	(96)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	33,600	(90)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	33,000	(96)	(482)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	33,600	(90)	(481)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	46,000	(126)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	46,000	(126)	(260)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	35,100	(96)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	35,100	(96)	(220)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	35,500	(107)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	70,100	(215)	(145)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	35,500	(107)	(103)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	70,100	(215)	(141)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	33,800	(110)	(97)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	33,800	(110)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	53,800	(179)	(174)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	53,800	(179)	(113)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	32,000	(104)	(97)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	32,000	(104)	(83)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	103,300	0	(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	167,400	0	(102)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	104,900	0	(66)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	159,000	0	(103)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	157,000	0	(109)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	158,800	0	(127)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	34,600	(110)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	34,600	(110)	(397)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	17,700	(46)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	17,700	(46)	(323)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	18,400	(50)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	18,400	(50)	(199)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	24,300	(59)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	24,300	(59)	(312)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	80,900	(761)	(531)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	164,300	(1,587)	(1,359)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	167,000	(1,563)	(1,737)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	51,000	(139)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	51,000	(139)	(834)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	49,200	(136)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	49,200	(136)	(411)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	16,000	(45)	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA		Pay	3.930	01/06/2025		16,000	(45)		(232)

									$(15,202)		$(13,593)

Total Written Options									$(19,402)		$(21,282)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.556%		$11,500	$(281)	$428	$147	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		90,600	(4,513)	4,881	368	0
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.397		21,600	(619)	992	373	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199		25,000	(1,199)	1,092	0	(107)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346		5,000	(446)	400	0	(46)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637		2,200	6	6	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.929		500	(16)	17	1	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.397		46,900	(1,519)	2,329	810	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977		43,700	(2,009)	2,044	35	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		8,500	(413)	448	35	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977		37,700	(1,873)	1,903	30	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199		9,400	(338)	298	0	(40)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		53,100	(2,713)	2,929	216	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		9,100	(406)	443	37	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.397		30,200	(875)	1,397	522	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199		44,310	(1,711)	1,521	0	(190)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346		20,976	(1,870)	1,677	0	(193)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975		400	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150		2,000	(21)	11	0	(10)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		20,000	(961)	1,042	81	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199		4,900	(189)	168	0	(21)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.397		38,500	(1,146)	1,811	665	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199		17,300	(622)	548	0	(74)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346		18,974	(1,692)	1,517	0	(175)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709		2,000	6	6	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841		700	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056		1,300	(25)	23	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150		5,700	(60)	31	0	(29)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805		385,900	(18,192)	19,758	1,566	0

								$(43,704)	$47,731	$4,914	$(887)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 40 5-Year 35-100% Index		5.000%	Quarterly	12/20/2028	EUR	41,200	$6,841	$368	$7,209	$0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		$4,891	(1,386)	1,000	0	(386)
GST	iTraxx Crossover 38 5-Year 35-100% Index		5.000	Quarterly	12/20/2027	EUR	62,787	9,900	(1,023)	8,877	0
JPM	iTraxx Crossover 40 5-Year 35-100% Index		5.000	Quarterly	12/20/2028		45,800	7,738	276	8,014	0
	iTraxx Crossover 42 5-Year 35-100% Index		5.000	Quarterly	12/20/2029		37,200	7,922	(527)	7,395	0

								$31,015	$94	$31,495	$(386)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

TOTALRETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	iBoxx USD Liquid Investment Grade Index	1,700,000	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$181,628	$0	$(48)	$0	$(48)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	50,000	550	(528)	22	0

								$550	$(576)	$22	$(48)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	800,000	3.630% (FEDL01 plus a specified spread)	Monthly	04/02/2025	$85,472	$0	$(89)	$0	$(89)

Total Swap Agreements								$(12,139)	$47,160	$36,431	$(1,410)

(r)

Securities with an aggregate market value of $4,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)					Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments					$0		$19,240	$356,919		$376,159
Corporate Bonds & Notes
Banking & Finance					0		6,774,856	46,271		6,821,127
Industrials					0		2,848,363	84,513		2,932,876
Utilities					0		1,239,392	0		1,239,392
Municipal Bonds & Notes
California					0		48,216	0		48,216
Connecticut					0		174	0		174
Florida					0		5,157	0		5,157
Georgia					0		52,497	0		52,497
Louisiana					0		4,818	0		4,818
New York					0		73,321	0		73,321
Rhode Island					0		172	0		172
Texas					0		98,785	0		98,785
West Virginia					0		18,501	0		18,501
U.S. Government Agencies					0		24,086,921	59,672		24,146,593
U.S. Treasury Obligations					0		6,576,306	0		6,576,306
Non-Agency Mortgage-Backed Securities					0		8,592,217	538,552		9,130,769
Asset-Backed Securities
Automobile ABS Other					0		14,727	0		14,727
Automobile Sequential					0		161,013	0		161,013
Casino Services					0		0	55,767		55,767
CMBS Other					0		1,187,745	0		1,187,745
Home Equity Other					0		735,874	0		735,874
Home Equity Sequential					0		9,076	0		9,076
Manufact House Sequential					0		85	0		85
Whole Loan Collateral					0		62,521	0		62,521

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Other ABS	0	2,307,083	214,957	2,522,040
Sovereign Issues	0	1,850,607	0	1,850,607
Common Stocks
Financials	0	0	31	31
Industrials	0	0	34,088	34,088
Preferred Securities
Banking & Finance	0	45,770	0	45,770
Industrials	0	4,350	0	4,350
Real Estate Investment Trusts
Real Estate	789	0	0	789
Short-Term Instruments
Commercial Paper	0	169,578	0	169,578
Repurchase Agreements	0	152,715	0	152,715
Hungary Treasury Bills	0	32,567	0	32,567
U.S. Treasury Bills	0	56,090	0	56,090

$789	$57,228,737	$1,390,770	$58,620,296
Investments in Affiliates, at Value
Exchange-Traded Funds	29,975	0	0	29,975
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,998,573	0	0	3,998,573

$4,028,548	$0	$0	$4,028,548

Total Investments	$4,029,337	$57,228,737	$1,390,770	$62,648,844

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(497,874)	$0	$(497,874)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	601	15,282	0	15,883
Over the counter	0	289,664	0	289,664

$601	$304,946	$0	$305,547
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,016)	(23,251)	0	(26,267)
Over the counter	0	(74,323)	(386)	(74,709)

$(3,016)	$(97,574)	$(386)	$(100,976)

Total Financial Derivative Instruments	$(2,415)	$207,372	$(386)	$204,571

Totals	$4,026,922	$56,938,235	$1,390,384	$62,355,541

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$282,580	$175,567	$(91,941)	$65	$(2,806)	$(6,546)	$0	$0	$356,919	$(11,879)
Corporate Bonds & Notes
Banking & Finance	23,224	24,452	(254)	390	24	(1,565)	0	0	46,271	(1,558)
Industrials	27,600	57,275	0	(1)	0	(361)	0	0	84,513	(361)
U.S. Government Agencies	0	59,672	0	0	0	0	0	0	59,672	0
Non-Agency Mortgage-Backed Securities	307,200	384,718	(124,054)	993	534	2,209	0	(33,048)	538,552	2,522
Asset-Backed Securities
Casino Services	61,118	0	(1,857)	0	(131)	(3,363)	0	0	55,767	(3,632)
Home Equity Other	4,894	0	(1,155)	26	76	67	0	(3,908)	0	0
Other ABS	64,223	165,941	(21,310)	647	1,046	4,410	0	0	214,957	2,362
Whole Loan Collateral	296	0	(170)	1	14	(5)	0	(136)	0	0
Common Stocks
Financials	0	149	0	1	0	(119)	0	0	31	(119)
Industrials	32,732	0	0	0	0	1,356	0	0	34,088	1,357

$803,867	$867,774	$(240,741)	$2,122	$(1,243)	$(3,917)	$0	$(37,092)	$1,390,770	$(11,308)
Financial Derivative Instruments- Liabilities
Over the counter	$(310)	$0	$(24)	$0	$105	$(157)	$0	$0	$(386)	$(103)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2024 (Unaudited)

Totals	$803,557	$867,774	$(240,765)	$2,122	$(1,138)	$(4,074)	$0	$(37,092)	$1,390,384	$(11,411)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$187,001	Discounted Cash Flow	Discount Rate	6.900 - 9.980	8.373
55,175	Discounted Cash Flow / Indicative Market Quotation	Discount Rate / Broker Quote	% / %	7.1174-90.000
70,240	Indicative Market Quotation	Broker Quote	92.124	—
4,471	Other Valuation Techniques(3)	-	-	—
31,283	Recent Transaction	Purchase Price	99.500 - 100.000	99.677
8,749	Third Party Vendor	Broker Quote	99.750	—
Corporate Bonds & Notes
Banking & Finance	40,015	Discounted Cash Flow	Discount Rate	6.251 - 12.000	7.399
629	Discounted Cash Flow	Discount Rate	10.000	—
5,627	Proxy pricing	Base Price	100.721 - 100.734	100.724
Industrials	27,680	Discounted Cash Flow	Discount Rate	5.370	—
13,790	Other Valuation Techniques(3)	-	-	—
43,043	Recent Transaction	Purchase Price	100.100	—
U.S. Government Agencies	59,672	Other Valuation Techniques(3)	-	-	—
Non-Agency Mortgage-Backed Securities	311,382	Discounted Cash Flow	Discount Rate	5.975 - 20.000	7.388
45,165	Other Valuation Techniques(3)	-	-	—
53,363	Proxy pricing	Base Price	99.998 – 117.785	—
128,642	Recent Transaction	Purchase Price	85.476	—
Asset-Backed Securities
Casino Services	55,767	Discounted Cash Flow	Discount Rate	6.656	—
Other ABS	51,692	Discounted Cash Flow	Discount Rate	12.000 – 24.000	12.363
163,265	Proxy pricing	Base Price	35.220 - 100.000	98.128
Common Stocks
Financials	31	Other Valuation Techniques(3)	-	-	—
Industrials	34,088	Indicative Market Quotation	Broker Quote	$25.125	—
Financial Derivative Instruments- Liabilities
Over the counter	(386)	Indicative Market Quotation	Broker Quote	$92.000	—

Total	$1,390,384

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

As of December 31, 2024 there were no open written options.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.9% ¤
CORPORATE BONDS & NOTES 22.7%
BANKING & FINANCE 8.8%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,476
Ally Financial, Inc. 6.848% due 01/03/2030 •	600	622
American Tower Corp.
3.375% due 10/15/2026	800	782
3.950% due 03/15/2029	200	192
5.800% due 11/15/2028	800	822
Arthur J Gallagher & Co. 4.850% due 12/15/2029	300	299
Athene Global Funding
5.516% due 03/25/2027	800	810
5.620% due 05/08/2026	300	303
5.684% due 02/23/2026	700	706
Bank of America Corp.
4.948% due 07/22/2028 •	800	802
5.933% due 09/15/2027 •	300	305
Blackstone Secured Lending Fund 5.875% due 11/15/2027	1,100	1,118
Blue Owl Finance LLC 6.250% due 04/18/2034	900	925
Brixmor Operating Partnership LP 5.500% due 02/15/2034	400	396
Brown & Brown, Inc. 5.650% due 06/11/2034	600	601
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	523
Citizens Financial Group, Inc. 6.645% due 04/25/2035 •	1,300	1,371
CNO Global Funding 5.875% due 06/04/2027	1,200	1,222
EPR Properties 4.500% due 04/01/2025	1,500	1,496
Equinix, Inc. 2.500% due 05/15/2031	500	428
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	392
F&G Global Funding 5.875% due 06/10/2027	600	608
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	185
3.815% due 11/02/2027	200	192
5.800% due 03/05/2027	1,500	1,514
5.800% due 03/08/2029	700	701
GA Global Funding Trust 5.200% due 12/09/2031	500	488
Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,186
5.955% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,606
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,382
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,217
Host Hotels & Resorts LP 5.500% due 04/15/2035	300	294
Jefferies Financial Group, Inc. 6.200% due 04/14/2034	1,400	1,444
Kilroy Realty LP 6.250% due 01/15/2036	200	199
LXP Industrial Trust 6.750% due 11/15/2028	600	629
Morgan Stanley
5.123% due 02/01/2029 •	1,000	1,003
5.656% due 04/18/2030 •	500	509
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,676
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,510
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	600	592

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

RGA Global Funding 5.050% due 12/06/2031	400	394
Sammons Financial Group, Inc. 6.875% due 04/15/2034	600	628
Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,591
7.660% due 11/09/2031 •	1,200	1,313
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,357
2.328% due 07/15/2052	1,700	1,552
Sixth Street Lending Partners 6.500% due 03/11/2029	300	304
TPG Operating Group Co. 5.875% due 03/05/2034	600	614
VICI Properties LP 5.125% due 11/15/2031	200	195
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,507
6.303% due 10/23/2029 •	1,000	1,041

		46,022

INDUSTRIALS 7.0%
American Airlines Pass-Through Trust
3.000% due 04/15/2030	748	699
3.150% due 08/15/2033	1,587	1,439
3.500% due 08/15/2033	378	336
4.000% due 01/15/2027	104	103
Amgen, Inc. 5.250% due 03/02/2033	1,000	993
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,251
6.125% due 11/21/2026	200	204
Boeing Co.
6.259% due 05/01/2027	300	307
6.298% due 05/01/2029	400	415
6.388% due 05/01/2031	400	418
6.528% due 05/01/2034	200	210
6.858% due 05/01/2054	300	319
7.008% due 05/01/2064	200	212
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	200	190
British Airways Pass-Through Trust
2.900% due 09/15/2036	690	611
3.350% due 12/15/2030	655	618
Broadcom, Inc.
3.137% due 11/15/2035	707	578
3.187% due 11/15/2036	500	403
CDW LLC 4.125% due 05/01/2025	1,400	1,391
Constellation Brands, Inc. 4.800% due 01/15/2029	300	298
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,611
Energy Transfer LP
4.950% due 05/15/2028	1,600	1,598
6.050% due 12/01/2026	900	920
FirstEnergy Pennsylvania Electric Co. 4.300% due 01/15/2029	1,400	1,364
GXO Logistics, Inc. 6.250% due 05/06/2029	1,400	1,434
Hyundai Capital America 5.688% due 08/04/2025 •	1,300	1,305
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,529
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,229	1,070
Las Vegas Sands Corp. 5.900% due 06/01/2027	1,500	1,522
Marvell Technology, Inc. 5.750% due 02/15/2029	925	949
Meta Platforms, Inc. 5.400% due 08/15/2054	200	194
Microchip Technology, Inc. 4.900% due 03/15/2028	200	199
Occidental Petroleum Corp. 6.200% due 03/15/2040	400	396
Oracle Corp. 3.850% due 04/01/2060	1,300	893
Philip Morris International, Inc. 5.125% due 02/13/2031	1,000	1,001
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,332
Southern Co. 3.700% due 04/30/2030	1,400	1,316

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031	130	116
TD Synnex Corp. 6.100% due 04/12/2034	500	514
Tyson Foods, Inc.
5.400% due 03/15/2029	300	303
5.700% due 03/15/2034	300	304
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,487	1,317
3.100% due 01/07/2030	883	838
4.150% due 02/25/2033	885	847
VMware, Inc. 1.800% due 08/15/2028	1,800	1,616
Williams Cos., Inc. 4.800% due 11/15/2029	600	592
Zimmer Biomet Holdings, Inc. 5.200% due 09/15/2034	200	196

		36,271

UTILITIES 6.9%
AES Corp. 5.450% due 06/01/2028	500	503
Alabama Power Co. 1.450% due 09/15/2030	1,100	911
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,244
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,384
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,043
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,387
Entergy Mississippi LLC 5.000% due 09/01/2033	800	785
Eversource Energy 5.450% due 03/01/2028	300	304
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	980
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,013
Liberty Utilities Co. 5.577% due 01/31/2029	2,000	2,018
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	202
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,226
Narragansett Electric Co. 5.350% due 05/01/2034	600	600
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	966
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,389
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,462
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,364
Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,601
4.550% due 07/01/2030	1,500	1,453
5.550% due 05/15/2029	500	508
6.100% due 01/15/2029	1,200	1,243
6.950% due 03/15/2034	600	658
PacifiCorp 5.450% due 02/15/2034	600	596
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	703
Public Service Enterprise Group, Inc. 5.450% due 04/01/2034	300	299
San Diego Gas & Electric Co. 2.950% due 08/15/2051	1,700	1,100
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,304
3.700% due 08/01/2025	1,600	1,589
4.700% due 06/01/2027	1,500	1,501
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,673
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,360

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,469

		35,838

Total Corporate Bonds & Notes (Cost $125,484)		118,131

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,185

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	857

Total Municipal Bonds & Notes (Cost $2,400)		2,042

U.S. GOVERNMENT AGENCIES 45.9%
Fannie Mae
4.758% due 12/25/2042 ~	118	116
4.909% due 12/25/2036 •	35	35
5.539% due 08/25/2054 •	1,665	1,669
5.634% due 12/25/2047 •	1,281	1,283
5.771% due 01/01/2035 •	42	42
6.128% due 07/01/2044 •	20	20
6.500% due 06/25/2044	22	22
6.706% due 05/25/2035 ~	17	17
6.776% due 04/01/2041 •	4	4
7.086% due 05/01/2038 •	210	218
7.310% due 09/01/2035 •	7	7
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	12,025
Freddie Mac
4.000% due 06/01/2030 - 04/01/2048	454	429
4.500% due 02/01/2029	25	25
5.000% due 12/01/2039 - 07/01/2040	28	28
5.462% due 08/15/2036 •	267	267
5.500% due 12/01/2036 - 07/01/2039	258	260
6.000% due 11/01/2029 - 08/01/2038	848	879
6.025% due 02/25/2045 •	42	40
7.404% due 07/01/2030 •	4	4
8.000% due 06/15/2030	56	59
Ginnie Mae
3.000% due 03/20/2052	10,214	8,866
3.750% due 12/20/2029 •	33	33
4.000% due 09/15/2049 - 02/15/2050	168	156
4.500% due 04/20/2048 - 12/20/2053	2,488	2,362
4.625% due 01/20/2025 - 01/20/2026 ~	4	3
4.625% due 02/20/2027 - 07/20/2030 •	29	29
4.722% due 07/20/2062 ~	155	154
4.875% due 05/20/2027 - 06/20/2027 •	12	13
5.000% due 07/20/2027 •	21	21
5.000% due 07/15/2034 - 07/20/2049	1,812	1,787
5.226% due 02/20/2067 •	175	175
5.281% due 10/20/2062 •	763	762
5.366% due 07/20/2065 - 10/20/2065 •	1,424	1,422
5.416% due 11/20/2065 •	42	42
5.431% due 06/20/2065 •	386	386
5.516% due 08/20/2066 •	544	544
5.566% due 05/20/2066 - 07/20/2066 •	1,790	1,790
5.656% due 11/20/2067 •	870	876
5.666% due 04/20/2066 •	216	216
5.686% due 07/20/2065 •	915	917
Ginnie Mae, TBA 4.000% due 01/01/2055	18,500	17,041
Tennessee Valley Authority 1.500% due 09/15/2031	1,700	1,392
Uniform Mortgage-Backed Security
2.500% due 12/01/2032	738	701
3.000% due 02/01/2052 - 07/01/2052	57,027	48,580
3.500% due 01/01/2026 - 05/01/2035	5,138	4,942
4.000% due 03/01/2026 - 06/01/2049	695	652
4.500% due 03/01/2025 - 12/01/2040	203	197
5.000% due 04/01/2053 - 06/01/2053	20,055	19,402
5.500% due 01/01/2025 - 02/01/2040	655	661
6.000% due 10/01/2032 - 01/01/2039	667	690
6.500% due 07/01/2031 - 10/01/2037	4	4
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2055	16,100	12,535
2.500% due 02/01/2055	25,100	20,451
3.500% due 02/01/2055	10,550	9,331
4.000% due 02/01/2055	10,700	9,784
4.500% due 03/01/2055	38,650	36,331

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

5.000% due 01/01/2055	12,900	12,451
5.500% due 02/01/2055	5,700	5,621

Total U.S. Government Agencies (Cost $248,441)		238,769

U.S. TREASURY OBLIGATIONS 53.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (f)	18,900	11,706
1.875% due 02/15/2041	1,100	737
2.000% due 11/15/2041	700	470
2.250% due 05/15/2041	6,300	4,473
2.375% due 02/15/2042	1,700	1,211
2.500% due 02/15/2045	880	611
2.750% due 11/15/2042	700	524
2.875% due 05/15/2043 (h)	1,800	1,364
3.000% due 05/15/2042	400	314
3.000% due 05/15/2045 (f)	12,810	9,683
3.000% due 08/15/2048	3,600	2,631
3.125% due 02/15/2043 (h)	2,400	1,897
3.125% due 08/15/2044	1,200	932
3.250% due 05/15/2042	7,600	6,185
3.375% due 08/15/2042 (f)	26,700	22,049
3.375% due 05/15/2044	500	405
3.625% due 08/15/2043	2,300	1,949
3.625% due 02/15/2044	1,500	1,266
3.750% due 11/15/2043	1,300	1,120
3.875% due 05/15/2043 (f)	9,200	8,100
4.000% due 11/15/2042	5,300	4,771
4.125% due 08/15/2044 (f)	5,300	4,798
4.375% due 08/15/2043 (f)	14,700	13,837
4.500% due 02/15/2044	3,700	3,533
4.625% due 11/15/2044 (f)	4,700	4,558
4.625% due 05/15/2054 (f)	1,900	1,847
4.750% due 02/15/2041	160	159
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (f)	6,149	5,333
0.625% due 07/15/2032	7,496	6,703
1.125% due 01/15/2033	10,671	9,820
1.250% due 04/15/2028	6,735	6,564
1.750% due 01/15/2034	15,301	14,673
2.375% due 10/15/2028 (f)	2,164	2,198
U.S. Treasury Notes
1.250% due 04/30/2028 (h)	2,700	2,447
1.250% due 09/30/2028	2,600	2,324
1.500% due 11/30/2028	4,800	4,312
2.375% due 03/31/2029	5,800	5,354
2.875% due 08/15/2028	2,600	2,474
3.250% due 06/30/2029	4,900	4,677
3.500% due 04/30/2028	4,500	4,388
3.625% due 03/31/2030	2,600	2,506
3.750% due 05/31/2030	2,600	2,517
3.750% due 06/30/2030	6,300	6,096
3.875% due 09/30/2029 (f)	12,600	12,329
4.000% due 06/30/2028 (h)	1,900	1,881
4.000% due 02/28/2030	2,600	2,552
4.000% due 02/15/2034 (f)	42,600	40,797
4.125% due 07/31/2028	1,900	1,887
4.125% due 08/31/2030	3,700	3,644
4.375% due 11/30/2030	7,200	7,175
4.625% due 09/30/2028	4,600	4,644
4.625% due 09/30/2030	3,600	3,634
4.875% due 10/31/2028	2,600	2,647
4.875% due 10/31/2030	3,600	3,680
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	13
0.000% due 08/15/2041 (a)	370	159
0.000% due 11/15/2041 (a)	180	77
0.000% due 02/15/2042 (a)	380	160
0.000% due 05/15/2042 (a)	270	112
0.000% due 08/15/2042 (a)	1,970	809
0.000% due 11/15/2042 (a)	450	182

Total U.S. Treasury Obligations (Cost $308,496)		279,898

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.6%
Angel Oak Mortgage Trust 6.197% due 01/25/2069 þ	677	682
Ashford Hospitality Trust 5.695% due 06/15/2035 •	112	112
BAMLL Commercial Mortgage Securities Trust 5.562% due 09/15/2038 •	1,800	1,717
Banc of America Funding Trust 5.670% due 05/25/2035 ~	81	75
BANK
3.393% due 03/15/2064 ~	1,500	1,337
3.432% due 05/15/2062	624	606

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,300	2,241
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,382	1,156
Bear Stearns Adjustable Rate Mortgage Trust
4.972% due 02/25/2036 ~	17	12
6.500% due 04/25/2033 ~	19	19
7.108% due 01/25/2035 ~	173	175
Bear Stearns ALT-A Trust
5.151% due 09/25/2035 ~	85	49
5.515% due 05/25/2035 ~	306	288
BMO Mortgage Trust 6.526% due 05/15/2057 ~	1,200	1,262
BWAY Mortgage Trust 5.762% due 09/15/2036 •	1,800	1,708
BX Trust 5.241% due 10/15/2036 •	1,147	1,141
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,451	1,285
5.869% due 06/25/2055 •	1,627	1,629
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 10/25/2035 •	135	128
Citigroup Commercial Mortgage Trust 5.692% due 10/15/2036 •	1,700	1,692
Citigroup Mortgage Loan Trust
6.849% due 09/25/2035 •	106	103
7.230% due 10/25/2035 •	25	25
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •	1,581	1,562
Countrywide Home Loan Mortgage Pass-Through Trust
6.662% due 02/20/2036 •	40	34
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •	888	848
Credit Suisse First Boston Mortgage Securities Corp. 4.248% due 09/25/2033 ~	345	345
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.000% due 11/25/2056 ~	1,209	1,009
3.850% due 09/25/2057 ~	1,498	1,432
5.912% due 07/15/2038 •	1,900	1,697
Cross Mortgage Trust 6.272% due 06/25/2069 þ	1,592	1,606
DOLP Trust 2.956% due 05/10/2041	1,900	1,629
Extended Stay America Trust 5.591% due 07/15/2038 •	4,052	4,057
GCAT Trust 3.000% due 04/25/2052 ~	1,364	1,144
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,267	1,013
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,244	996
3.000% due 08/26/2052 ~	1,679	1,403
HomeBanc Mortgage Trust 4.953% due 03/25/2035 •	748	604
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	1,215	1,130
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	2	2
IndyMac INDX Mortgage Loan Trust 4.159% due 11/25/2035 ~	491	454
JP Morgan Chase Commercial Mortgage Securities Trust
5.654% due 06/15/2035 •	1,454	1,266
5.895% due 12/15/2031 •	486	463
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,425	1,139
3.000% due 01/25/2052 ~	1,307	1,091
3.000% due 03/25/2052 ~	1,399	1,167
3.500% due 09/25/2052 ~	1,414	1,229
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	392	390
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,299
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,379
MFA Trust 2.479% due 03/25/2065 ~	282	270
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	130	130
Morgan Stanley Capital Trust 3.436% due 12/15/2049	848	839
Morgan Stanley Mortgage Loan Trust 6.548% due 06/25/2036 ~	854	831
Natixis Commercial Mortgage Securities Trust 5.612% due 08/15/2038 •	1,700	1,619
OBX Trust
2.500% due 10/25/2051 ~	1,373	1,098

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

3.000% due 02/25/2052 ~	1,319	1,097
One New York Plaza Trust 5.462% due 01/15/2036 •	1,500	1,433
Prime Mortgage Trust 4.853% due 02/25/2034 •	18	17
PRPM LLC 3.750% due 03/25/2054 þ	884	855
Residential Funding Mortgage Securities, Inc. Trust 6.099% due 02/25/2036 ~	67	61
Sequoia Mortgage Trust 5.121% due 04/19/2027 •	62	60
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •	1,000	977
SREIT Trust 5.211% due 10/15/2038 •	1,700	1,692
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	174	168
Structured Asset Mortgage Investments Trust 5.141% due 09/19/2032 •	13	12
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,254	1,195
4.480% due 10/25/2064 ~	1,456	1,426
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,850	1,479
2.500% due 12/25/2051 ~	1,303	1,042
3.000% due 01/25/2052 ~	1,491	1,243
5.000% due 09/25/2051 •	1,353	1,268
5.000% due 11/25/2051 •	1,367	1,278
VASA Trust 5.412% due 07/15/2039 •	1,900	1,811
WaMu Mortgage Pass-Through Certificates Trust 5.033% due 10/25/2045 •	65	63
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~	1,500	1,340

Total Non-Agency Mortgage-Backed Securities (Cost $76,821)		71,134

ASSET-BACKED SECURITIES 6.8%
AUTOMOBILE SEQUENTIAL 2.6%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	2,000	2,077
Enterprise Fleet Financing LLC 5.740% due 12/20/2026	2,100	2,118
FCCU Auto Receivables Trust 5.460% due 04/15/2030	500	506
Flagship Credit Auto Trust
4.030% due 12/15/2026	319	319
5.640% due 03/15/2028	1,770	1,780
GLS Auto Select Receivables Trust 5.580% due 06/17/2030	715	723
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	1,200	1,211
Octane Receivables Trust 5.880% due 06/20/2031	646	649
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027	462	462
SBNA Auto Lease Trust
5.700% due 03/15/2027	115	115
6.510% due 04/20/2027	1,700	1,722
Veros Auto Receivables Trust 7.120% due 11/15/2028	156	157
Volkswagen Auto Lease Trust 5.810% due 10/20/2026	1,600	1,614
VStrong Auto Receivables Trust 5.790% due 08/16/2027	306	307

		13,760

CMBS OTHER 2.2%
BDS Ltd. 6.166% due 03/19/2039 •	2,928	2,936
FS Rialto Issuer LLC 6.503% due 01/19/2039 •	1,168	1,165
MF1 LLC
6.103% due 03/19/2039 •	1,200	1,204
6.516% due 06/19/2037 •	2,875	2,879
7.001% due 09/17/2037 •	1,274	1,277
Ready Capital Mortgage Financing LLC 6.219% due 01/25/2037 •	811	812

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

VMC Finance LLC 6.500% due 02/18/2039 •	1,124	1,127

		11,400

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,400	1,428

HOME EQUITY OTHER 0.3%
EMC Mortgage Loan Trust 5.193% due 05/25/2040 •	212	209
Fremont Home Loan Trust 4.513% due 01/25/2037 •	38	17
Morgan Stanley IXIS Real Estate Capital Trust 4.503% due 11/25/2036 •	12	4
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.698% due 01/25/2036 •	36	35
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •	554	119
Structured Asset Investment Loan Trust
5.353% due 09/25/2034 •	136	130
5.578% due 07/25/2033 •	824	828
Towd Point HE Trust 0.918% due 02/25/2063 ~	202	197

		1,539

OTHER ABS 1.4%
DLLMT LLC 5.780% due 11/20/2025	142	142
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,600
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,619
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,138	981
Navient Private Education Loan Trust 5.962% due 07/16/2040 •	683	685
SMB Private Education Loan Trust 5.698% due 06/17/2052 •	934	938
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,434	1,206

		7,171

Total Asset-Backed Securities (Cost $35,865)		35,298

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
CoBank ACB 7.250% due 07/01/2029 •(e)	2,200,000	2,257

Total Preferred Securities (Cost $2,200)		2,257

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
COMMERCIAL PAPER 0.2%
Crown Castle, Inc. 4.990% due 01/16/2025	$1,000	998

U.S. TREASURY BILLS 0.1%
4.510% due 02/06/2025 (b)(c)	384	382

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $1,380)		1,380

Total Investments in Securities (Cost $801,087)		748,909

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	1,168,910	11,382

Total Short-Term Instruments (Cost $11,380)		11,382

Total Investments in Affiliates (Cost $11,380)		11,382

Total Investments 146.1% (Cost $812,467)		$760,291
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $2,836)		165
Other Assets and Liabilities, net (46.1)%		(240,091)

Net Assets 100.0%		$520,365

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.200%	12/31/2024	01/03/2025	$(4,594)	$(4,595)
BSN	4.580	12/19/2024	01/06/2025	(73,259)	(73,389)
JPS	4.560	12/24/2024	01/07/2025	(4,876)	(4,882)
STR	4.570	01/02/2025	01/03/2025	(40,600)	(40,600)
4.750	12/31/2024	01/02/2025	(40,704)	(40,715)

Total Reverse Repurchase Agreements	$(164,181)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	4.660%	12/03/2024	02/05/2025	$(1,989)	$(1,996)

Total Sale-Buyback Transactions	$(1,996)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2055	$17,900	$(15,400)	$(15,207)

Total Short Sales (2.9)%	$(15,400)	$(15,207)

(f)	Securities with an aggregate market value of $124,492 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(123,559) at a weighted average interest rate of 5.165%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(9) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	28	$5,757	$(6)	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2025	41	4,358	(23)	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2025	638	69,383	(735)	0	(140)

$(764)	$0	$(144)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2025	223	$(25,387)	$675		$56	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2025	120	(14,269)	669		52	0
U.S. Ultra Treasury 10-Year Note March Futures				03/2025	589	(65,563)	853		147	0

							$2,197		$255	$0

Total Futures Contracts							$1,433		$255	$(144)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.877%	$500	$62	$14	$76	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	1,800	(9)	21	12	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	1,800	(12)	26	14	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	1,800	12	11	23	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	1,700	23	6	29	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	630	125	(68)	57	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	805	97	17	114	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.155	1,600	(18)	44	26	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354	1,700	39	(18)	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513	100	0	2	2	0	1

						$319	$60	$379	$1	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	2.697%	Annual	04/04/2025	$6,300	$(49)	$(98)	$(147)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(364)	(382)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(623)	(664)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(85)	(98)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	250	101	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	102	142	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	112	422	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	509	509	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	17,000	0	645	645	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	133	133	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	167	167	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	21	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	53	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	61	55	2	0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	50	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	12	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	277	328	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	18	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	54	47	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	31	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(6)	45	39	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	39	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	79	73	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	88	82	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	50	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	89	82	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	87	81	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	13	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	40	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	37	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	79	74	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	1,200	(4)	(60)	(64)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	700	(2)	(30)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,700	(6)	(70)	(76)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,190	4,722	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	5,300	(2)	452	450	6	0

						$2,558	$4,478	$7,036	$134	$(14)

Total Swap Agreements						$2,877	$4,538	$7,415	$135	$(15)

(h)

Securities with an aggregate market value of $5,842 and cash of $5,673 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.690%	01/17/2025	400	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	4.090	01/17/2025	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.822	01/21/2025	700	(2)	(1)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	800	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	700	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	800	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	900	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	900	(2)	(10)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,700	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,700	(5)	(28)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	1,700	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	1,700	(5)	(14)

Total Written Options	$(41)	$(66)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46,022	$0	$46,022
Industrials	0	36,271	0	36,271
Utilities	0	35,838	0	35,838
Municipal Bonds & Notes
Illinois	0	1,185	0	1,185
West Virginia	0	857	0	857
U.S. Government Agencies	0	238,769	0	238,769
U.S. Treasury Obligations	0	279,898	0	279,898
Non-Agency Mortgage-Backed Securities	0	71,134	0	71,134
Asset-Backed Securities
Automobile Sequential	0	13,760	0	13,760
CMBS Other	0	11,400	0	11,400
Credit Card Other	0	1,428	0	1,428
Home Equity Other	0	1,539	0	1,539
Other ABS	0	7,171	0	7,171
Preferred Securities
Banking & Finance	0	2,257	0	2,257
Short-Term Instruments
Commercial Paper	0	998	0	998
U.S. Treasury Bills	0	382	0	382

$0	$748,909	$0	$748,909
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,382	$0	$0	$11,382

Total Investments	$11,382	$748,909	$0	$760,291

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,207)	$0	$(15,207)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$390	$0	$390

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(159)	0	(159)
Over the counter	0	(66)	0	(66)

$0	$(225)	$0	$(225)

Total Financial Derivative Instruments	$0	$165	$0	$165

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2024 (Unaudited)

Totals	$11,382	$733,867	$0	$745,249

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.9% ¤
CORPORATE BONDS & NOTES 44.0%
BANKING & FINANCE 22.9%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		$600	$575
AerCap Ireland Capital DAC
2.450% due 10/29/2026		500	479
6.100% due 01/15/2027		300	307
Air Lease Corp. 5.300% due 06/25/2026		600	604
Aircastle Ltd.
2.850% due 01/26/2028		300	279
6.500% due 07/18/2028		200	207
Ally Financial, Inc. 6.848% due 01/03/2030 •		400	415
American Express Co. 6.338% due 10/30/2026 •		500	506
American Tower Corp. 3.900% due 05/16/2030	EUR	600	641
Athene Global Funding
5.339% due 01/15/2027		$500	503
5.583% due 01/09/2029		700	708
Aviation Capital Group LLC 5.375% due 07/15/2029		100	100
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	506
6.375% due 05/04/2028		500	514
Banco Santander SA 5.552% due 03/14/2028 •		400	404
Bank of America Corp.
3.559% due 04/23/2027 •		100	98
3.974% due 02/07/2030 •		500	479
4.376% due 04/27/2028 •		500	495
5.202% due 04/25/2029 •		800	804
5.933% due 09/15/2027 •		600	611
6.204% due 11/10/2028 •		800	828
Barclays PLC
5.335% due 09/10/2035 •		600	577
5.910% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	506
6.297% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	406
7.437% due 11/02/2033 •		600	660
BGC Group, Inc. 6.600% due 06/10/2029		600	615
BNP Paribas SA
5.283% due 11/19/2030 •		600	594
5.497% due 05/20/2030 •		500	501
BPCE SA
5.716% due 01/18/2030 •		500	503
6.714% due 10/19/2029 •		500	520
Cantor Fitzgerald LP 7.200% due 12/12/2028		500	523
Capital One Financial Corp. 5.700% due 02/01/2030 •		300	304
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,122
Charles Schwab Corp. 6.196% due 11/17/2029 •		200	209
Citibank NA
5.488% due 12/04/2026		400	406
5.864% due 09/29/2025		300	303
Citigroup, Inc.
5.174% due 02/13/2030 •		100	100
5.822% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,005
Consumers Securitization Funding LLC 5.210% due 09/01/2031		500	505
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		500	506
5.500% due 07/18/2025		400	402
5.564% due 02/28/2029 •		300	304
Corebridge Global Funding 5.750% due 07/02/2026		100	102
Credit Agricole SA
5.293% (SOFRRATE + 0.870%) due 03/11/2027 ~		500	502
6.316% due 10/03/2029 •		300	310

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Crown Castle, Inc.
3.800% due 02/15/2028		500	481
5.600% due 06/01/2029		100	102
Deutsche Bank AG 6.819% due 11/20/2029 •		500	523
EPR Properties 4.500% due 04/01/2025		1,400	1,397
Equinix, Inc. 2.500% due 05/15/2031		1,200	1,026
European Union 2.875% due 10/05/2029	EUR	1,200	1,264
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$300	303
7.350% due 11/04/2027		300	314
FS KKR Capital Corp. 6.875% due 08/15/2029		700	724
General Motors Financial Co., Inc. 5.856% (SOFRINDX + 1.350%) due 05/08/2027 ~		500	505
Goldman Sachs Bank USA 5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		600	602
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		100	97
4.692% due 10/23/2030 •		600	588
5.049% due 07/23/2030 •		400	398
6.629% (US0003M + 1.750%) due 10/28/2027 ~		900	922
Golub Capital BDC, Inc. 7.050% due 12/05/2028		500	519
HSBC Holdings PLC
2.013% due 09/22/2028 •		400	369
7.390% due 11/03/2028 •		1,000	1,060
Hudson Pacific Properties LP 4.650% due 04/01/2029		500	377
ING Groep NV 4.017% due 03/28/2028 •		800	784
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,153
4.005% due 04/23/2029 •		100	97
4.603% due 10/22/2030 •		600	589
5.299% due 07/24/2029 •		500	505
5.536% (SOFRRATE + 0.930%) due 07/22/2028 ~		200	201
5.788% (SOFRRATE + 1.200%) due 01/23/2028 ~		100	101
6.070% due 10/22/2027 •		500	512
JPMorgan Chase Bank NA 5.433% (SOFRRATE + 1.000%) due 12/08/2026 ~		500	505
Kilroy Realty LP 6.250% due 01/15/2036		300	298
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	2,100	1,298
5.087% due 11/26/2028 •		$200	200
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		200	201
LXP Industrial Trust 2.375% due 10/01/2031		300	244
Marsh & McLennan Cos., Inc. 5.206% (SOFRINDX + 0.700%) due 11/08/2027 ~		300	302
MassMutual Global Funding
4.300% due 10/22/2027		600	594
5.050% due 12/07/2027		600	607
Morgan Stanley
4.654% due 10/18/2030 •		600	587
5.123% due 02/01/2029 •		500	502
5.449% due 07/20/2029 •		500	506
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	907
5.652% due 04/13/2028 •		300	305
5.656% due 04/18/2030 •		200	204
Morgan Stanley Bank NA 5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	504
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	887
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		300	303
5.450% due 12/12/2028		500	506
Nationwide Building Society 6.557% due 10/18/2027 •		500	513
NatWest Group PLC 5.583% due 03/01/2028 •		500	506
New York Life Global Funding 5.212% due 01/16/2026 •		500	501
Newmark Group, Inc. 7.500% due 01/12/2029		500	523
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	188
6.467% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	506
Nomura Holdings, Inc. 2.172% due 07/14/2028		100	90
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	501

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Nuveen LLC 5.550% due 01/15/2030		500	510
Omega Healthcare Investors, Inc. 5.250% due 01/15/2026		1,400	1,402
Pacific Life Global Funding 4.500% due 08/28/2029		600	593
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	1,030
Pricoa Global Funding 4.650% due 08/27/2031		600	584
Principal Life Global Funding 4.950% due 11/27/2029		400	399
Protective Life Global Funding 5.467% due 12/08/2028		500	509
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		400	424
RGA Global Funding
5.448% due 05/24/2029		100	101
5.500% due 01/11/2031		500	506
Royal Bank of Canada
4.875% due 01/19/2027		500	502
4.900% due 01/12/2028		300	300
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		700	692
6.499% due 03/09/2029 •		400	411
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		475	462
SBA Tower Trust 2.328% due 07/15/2052		900	822
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,143
Standard Chartered PLC
3.971% due 03/30/2026 •		800	797
6.750% due 02/08/2028 •		100	103
State Street Bank & Trust Co. 4.782% due 11/23/2029		250	249
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,228
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	808
5.316% due 07/09/2029		600	607
Sun Communities Operating LP 5.500% due 01/15/2029		700	705
UBS AG 7.500% due 02/15/2028		300	321
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,111
4.194% due 04/01/2031 •		$300	284
5.428% due 02/08/2030 •		700	705
6.246% due 09/22/2029 •		500	518
6.442% due 08/11/2028 •		300	310
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	471
3.526% due 03/24/2028 •		800	776
6.303% due 10/23/2029 •		500	521
Wells Fargo Bank NA 5.493% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	506

			70,259

INDUSTRIALS 13.9%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		600	573
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		300	290
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		700	704
American Airlines Pass-Through Trust
3.200% due 12/15/2029		755	715
3.500% due 08/15/2033		983	874
Amgen, Inc. 5.750% due 03/02/2063		500	480
AppLovin Corp. 5.125% due 12/01/2029		700	699
Arrow Electronics, Inc. 5.150% due 08/21/2029		600	598
BAT Capital Corp. 6.343% due 08/02/2030		500	526
Bayer U.S. Finance LLC
4.375% due 12/15/2028		1,600	1,540
6.375% due 11/21/2030		200	206
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		900	551
Boeing Co.
2.196% due 02/04/2026		500	485
5.930% due 05/01/2060		400	371

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Broadcom, Inc.
3.469% due 04/15/2034		1,200	1,041
5.050% due 07/12/2029		600	602
CDW LLC 5.100% due 03/01/2030		600	591
Centene Corp.
2.500% due 03/01/2031		550	455
2.625% due 08/01/2031		150	124
3.000% due 10/15/2030		400	345
4.625% due 12/15/2029		500	473
Cheniere Energy Partners LP
3.250% due 01/31/2032		500	434
4.500% due 10/01/2029		200	194
Cheniere Energy, Inc. 5.650% due 04/15/2034		500	503
Cigna Group 5.000% due 05/15/2029		500	500
Constellation Brands, Inc. 4.800% due 01/15/2029		375	373
CVS Health Corp. 5.250% due 01/30/2031		400	391
Daimler Truck Finance North America LLC
5.000% due 01/15/2027		500	501
5.357% (SOFRRATE + 0.960%) due 09/25/2027 ~		600	602
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		877	808
DT Midstream, Inc. 5.800% due 12/15/2034		750	756
Elevance Health, Inc. 4.950% due 11/01/2031		600	590
Energy Transfer LP
5.550% due 05/15/2034		500	498
6.100% due 12/01/2028		200	208
EnLink Midstream LLC 6.500% due 09/01/2030		600	629
Equifax, Inc. 4.800% due 09/15/2029		600	593
Expand Energy Corp. 5.700% due 01/15/2035		300	295
Expedia Group, Inc. 3.250% due 02/15/2030		800	738
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026		1,200	1,130
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		200	195
6.129% due 02/23/2038		200	201
6.510% due 02/23/2042		300	305
HCA, Inc. 5.450% due 04/01/2031		500	499
Hyatt Hotels Corp. 5.250% due 06/30/2029		600	601
Hyundai Capital America
5.250% due 01/08/2027		400	402
5.950% due 09/21/2026		500	509
6.500% due 01/16/2029		600	627
Illumina, Inc. 4.650% due 09/09/2026		500	498
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,165
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,153	1,003
Kenvue, Inc. 5.500% due 03/22/2025		300	301
Marriott International, Inc. 5.550% due 10/15/2028		500	511
Mercedes-Benz Finance North America LLC 4.800% due 01/11/2027		500	500
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	800	571
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		$1,100	1,059
Occidental Petroleum Corp. 5.200% due 08/01/2029		600	596
Oracle Corp. 6.150% due 11/09/2029		300	315
Paramount Global 2.900% due 01/15/2027		100	96
Philip Morris International, Inc. 3.750% due 01/15/2031	EUR	500	529
Quest Diagnostics, Inc. 4.625% due 12/15/2029		$600	590
Roche Holdings, Inc. 4.790% due 03/08/2029		500	501
Solvay Finance America LLC 5.650% due 06/04/2029		600	609

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

South Bow USA Infrastructure Holdings LLC 5.026% due 10/01/2029		600	590
Southern Co. 3.700% due 04/30/2030		1,000	940
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,365	1,270
Stryker Corp.
3.375% due 09/11/2032	EUR	200	210
3.625% due 09/11/2036		300	313
T-Mobile USA, Inc.
2.050% due 02/15/2028		$100	92
4.700% due 01/15/2035		600	568
4.800% due 07/15/2028		300	298
Thames Water Utilities Finance PLC 6.500% due 02/09/2032	GBP	100	101
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$939	832
3.450% due 06/01/2029		177	170
UnitedHealth Group, Inc. 4.250% due 01/15/2029		800	784
VMware, Inc. 1.800% due 08/15/2028		1,000	898
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		900	867
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028		500	507

			42,609

UTILITIES 7.2%
AES Corp.
2.450% due 01/15/2031		200	167
5.450% due 06/01/2028		400	402
Alliant Energy Finance LLC 5.400% due 06/06/2027		600	604
Ameren Corp. 5.000% due 01/15/2029		500	501
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,091
DTE Energy Co. 5.100% due 03/01/2029		500	501
Duke Energy Carolinas LLC 2.550% due 04/15/2031		1,200	1,040
Edison International 4.125% due 03/15/2028		200	194
Enel Finance International NV
1.625% due 07/12/2026		1,000	954
2.500% due 07/12/2031		1,000	839
Entergy Corp. 2.950% due 09/01/2026		2,700	2,623
EPH Financing International AS 6.651% due 11/13/2028	EUR	400	448
Exelon Corp. 5.150% due 03/15/2028		$500	503
Florida Power & Light Co. 5.050% due 04/01/2028		600	606
FORESEA Holding SA 7.500% due 06/15/2030		236	227
IPALCO Enterprises, Inc. 5.750% due 04/01/2034		300	301
MidAmerican Energy Co. 2.700% due 08/01/2052		1,000	607
Monongahela Power Co. 3.550% due 05/15/2027		1,400	1,359
New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	998
2.150% due 10/01/2031		900	735
ONEOK, Inc.
3.250% due 06/01/2030		600	545
4.400% due 10/15/2029		300	291
PacifiCorp 5.300% due 02/15/2031		900	908
PG&E Recovery Funding LLC 5.231% due 06/01/2042		600	596
Rio Oil Finance Trust 9.750% due 01/06/2027		896	930
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,465
Southern California Edison Co.
2.250% due 06/01/2030		1,400	1,217
4.875% due 02/01/2027		300	301
5.150% due 06/01/2029		100	101
Verizon Communications, Inc. 2.850% due 09/03/2041		900	623

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Virginia Power Fuel Securitization LLC 5.088% due 05/01/2029	426	428

		22,105

Total Corporate Bonds & Notes (Cost $139,317)		134,973

MUNICIPAL BONDS & NOTES 1.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	350	357

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	800	777

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Bonds, Series 2020 1.115% due 03/15/2025	1,100	1,093

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	400	394

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	857

Total Municipal Bonds & Notes (Cost $3,650)		3,478

U.S. GOVERNMENT AGENCIES 50.9%
Fannie Mae
0.000% due 02/25/2033 •	2,272	1,943
3.000% due 10/25/2040	463	436
5.824% due 01/25/2055 «(b)	800	800
7.014% due 01/01/2036 •	644	668
7.086% due 05/01/2038 •	357	371
Freddie Mac
4.902% due 10/15/2043 •	243	237
5.000% due 06/01/2028 - 12/01/2038	266	265
5.500% due 04/01/2038	75	76
5.869% due 05/25/2054 •	853	845
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	1,819	1,509
3.000% due 11/15/2049	495	431
4.000% due 09/15/2049	275	256
5.000% due 05/15/2047 - 09/15/2047	91	88
5.017% due 05/20/2047 •	435	416
5.226% due 02/20/2067 •	433	432
5.236% due 06/20/2067 •	106	106
5.386% due 09/20/2065 •	1,029	1,026
5.405% due 01/20/2073 •	500	502
5.421% due 04/20/2065 •	115	115
5.485% due 03/20/2073 •	581	586
5.505% due 11/20/2073 •	997	1,008
5.516% due 08/20/2066 - 08/20/2067 •	1,777	1,778
5.566% due 05/20/2066 - 06/20/2066 •	1,989	1,989
5.625% due 12/20/2072 •	406	412
5.655% due 12/20/2073 •	499	507
5.745% due 11/20/2072 •	705	720
6.723% due 06/20/2067 •	1,767	1,786
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	39,437	33,579
3.500% due 03/01/2048	62	56
4.000% due 11/01/2047 - 10/01/2052	2,627	2,435
4.500% due 01/01/2041 - 05/01/2053	620	587
5.000% due 05/01/2053 - 09/01/2053	3,126	3,024
5.500% due 02/01/2036 - 01/01/2055	1,790	1,770
6.000% due 10/01/2053 - 06/01/2054	891	896
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055	17,600	16,093
4.500% due 02/01/2055	11,400	10,718
5.000% due 01/01/2055	11,400	11,004
5.500% due 01/01/2055	47,125	46,508
6.000% due 02/01/2055	10,100	10,139

Total U.S. Government Agencies (Cost $158,632)		156,117

U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	9,900	6,132
2.250% due 08/15/2049	1,600	991

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

2.375% due 11/15/2049		100	63
2.500% due 02/15/2045		5,800	4,026
2.750% due 08/15/2042		400	301
3.000% due 02/15/2049		100	73
3.125% due 02/15/2043 (h)		1,930	1,525
3.125% due 08/15/2044		4,700	3,652
3.250% due 05/15/2042		2,900	2,360
3.375% due 08/15/2042		100	83
3.375% due 11/15/2048		1,300	1,016
3.750% due 11/15/2043 (h)		2,500	2,153
3.875% due 02/15/2043		1,000	883
3.875% due 05/15/2043		400	352
4.250% due 08/15/2054		1,800	1,644
4.375% due 08/15/2043		100	94
4.500% due 11/15/2054		400	381
4.625% due 05/15/2044		1,700	1,649
4.625% due 05/15/2054		1,300	1,263
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031		2,709	2,385
0.125% due 01/15/2032		683	593
0.125% due 02/15/2051		2,304	1,269
0.125% due 02/15/2052		907	493
0.250% due 02/15/2050		491	287
0.375% due 07/15/2025		799	794
0.625% due 07/15/2032		1,304	1,166
0.750% due 02/15/2045		670	486
0.875% due 02/15/2047		262	189
1.000% due 02/15/2046		400	301
1.000% due 02/15/2049		251	183
1.500% due 02/15/2053		212	170
1.750% due 01/15/2034		103	99
1.875% due 07/15/2034		302	293
2.125% due 04/15/2029		2,551	2,555
2.125% due 02/15/2054		926	858
U.S. Treasury Notes
3.875% due 08/15/2034		4,100	3,878

Total U.S. Treasury Obligations (Cost $54,263)			44,640

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Ashford Hospitality Trust 5.695% due 06/15/2035 •		187	186
Banc of America Funding Trust 5.670% due 05/25/2035 ~		413	383
Bear Stearns Adjustable Rate Mortgage Trust 6.750% due 02/25/2033 ~		1	1
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		457	405
5.869% due 06/25/2055 •		685	686
Chase Mortgage Finance Trust 6.426% due 02/25/2037 ~		4	4
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •		311	297
Credit Suisse First Boston Mortgage Securities Corp. 4.248% due 09/25/2033 ~		1	1
Cross Mortgage Trust 6.093% due 04/25/2069 þ		435	438
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	405	503
Eurosail PLC 5.796% due 06/13/2045 •		1,010	1,258
Extended Stay America Trust 5.591% due 07/15/2038 •		$440	441
Great Hall Mortgages PLC 4.812% due 06/18/2039 •		84	84
GS Mortgage Securities Corp. Trust 5.644% due 07/15/2035 •		499	377
GSR Mortgage Loan Trust 6.922% due 01/25/2035 ~		125	117
HomeBanc Mortgage Trust 4.953% due 03/25/2035 •		191	154
Impac CMB Trust 5.233% due 10/25/2034 •		386	384
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	443
4.128% due 07/05/2031		500	466
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		749	651
5.990% due 07/25/2064 ~		450	453
Landmark Mortgage Securities PLC 5.204% due 04/17/2044 •	GBP	175	215
Ludgate Funding PLC 5.036% due 12/01/2060 •		1,272	1,551
Mansard Mortgages PLC 5.109% due 04/15/2047 •		385	473

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~		$288	272
Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •		65	61
5.542% due 01/25/2029 •		28	27
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		32	32
Morgan Stanley Capital Trust 3.436% due 12/15/2049		848	839
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ		383	388
New York Mortgage Trust 3.750% due 02/25/2068 ~		458	422
OBX Trust 3.642% due 04/25/2053 ~		423	413
ONE Park Mortgage Trust 5.211% due 03/15/2036 •		700	692
PRET LLC 3.900% due 10/25/2063 ~		896	850
PRPM LLC
3.750% due 03/25/2054 þ		531	513
6.265% due 12/25/2068 þ		434	439
Resloc U.K. PLC 3.046% due 12/15/2043 •	EUR	2,524	2,560
Ripon Mortgages PLC 5.860% due 08/28/2056 ~	GBP	1,300	1,628
Starwood Mortgage Trust 5.612% due 04/15/2034 •		$89	88
Structured Adjustable Rate Mortgage Loan Trust 5.749% due 09/25/2034 ~		470	452
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	444	557
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,029	980
4.522% due 02/25/2055 ~		500	477
UWM Mortgage Trust 2.500% due 11/25/2051 ~		965	772
Verus Securitization Trust 6.193% due 03/25/2068 þ		344	346
WaMu Mortgage Pass-Through Certificates Trust
4.993% due 07/25/2045 •		58	56
5.033% due 10/25/2045 •		1,135	1,108

Total Non-Agency Mortgage-Backed Securities (Cost $25,001)			23,943

ASSET-BACKED SECURITIES 2.4%
AUTOMOBILE SEQUENTIAL 0.7%
Carvana Auto Receivables Trust 6.360% due 04/12/2027		69	69
Citizens Auto Receivables Trust 5.840% due 01/18/2028		600	607
Enterprise Fleet Financing LLC 5.613% due 05/20/2025		83	83
Exeter Automobile Receivables Trust 5.700% due 05/15/2026		168	168
Ford Credit Auto Lease Trust 5.050% due 06/15/2027		500	503
Huntington Auto Trust 5.500% due 03/15/2027		306	308
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027		144	144
SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		229	229
5.890% due 03/22/2027		109	109

			2,220

CMBS OTHER 0.2%
Ready Capital Mortgage Financing LLC 6.891% due 10/25/2039 •		486	489

HOME EQUITY OTHER 0.6%
Countrywide Asset-Backed Certificates Trust 4.993% due 12/25/2034 •		1,362	1,320
Merrill Lynch Mortgage Investors Trust 5.248% due 09/25/2035 •		13	12

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 5.453% due 10/25/2034 •		589	596

			1,928

OTHER ABS 0.9%
Nelnet Student Loan Trust 6.805% due 02/20/2041 •		325	325
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031		298	300
SMB Private Education Loan Trust
2.340% due 09/15/2034		9	9
6.048% due 03/15/2056 •		275	281
T-Mobile U.S. Trust 5.050% due 09/20/2029		500	504
Verizon Master Trust 5.000% due 12/20/2028		1,400	1,408

			2,827

Total Asset-Backed Securities (Cost $7,416)			7,464

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	5,007	213
6.000% due 05/07/2036		$200	189
Peru Government International Bond
5.375% due 02/08/2035		500	482
6.150% due 08/12/2032	PEN	2,900	767
6.950% due 08/12/2031		800	224
Province of Ontario 3.650% due 06/02/2033	CAD	600	417
Province of Quebec
3.600% due 09/01/2033		800	552
6.350% due 01/30/2026		$600	610
Romania Government International Bond 3.000% due 02/27/2027		900	849
Saudi Government International Bond 4.750% due 01/16/2030		500	492
United Kingdom Gilt
3.750% due 10/22/2053	GBP	600	596
4.375% due 07/31/2054		1,200	1,331

Total Sovereign Issues (Cost $7,048)			6,722

		SHARES
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Drillco Holding Lux SA «(f)		22,807	573
Forsea Holding SA «		17,243	433

Total Common Stocks (Cost $801)			1,006

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
COMMERCIAL PAPER 1.5%
Bacardi-Martini BV 4.830% due 01/22/2025		$600	598
Cencora, Inc. 4.750% due 01/24/2025		800	798
Crown Castle, Inc.
4.850% due 01/21/2025		800	798
4.990% due 01/16/2025		600	599
CVS Health Corp. 5.250% due 01/31/2025		600	597
Dell International LLC 4.730% due 01/07/2025		600	599
Penske Truck Leasing Co. LP 4.700% due 03/20/2025		600	594

			4,583

HUNGARY TREASURY BILLS 0.1%
6.589% due 01/02/2025 (c)(d)	HUF	76,000	191

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $4,775)		4,774

Total Investments in Securities (Cost $400,903)		383,117

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III	1,135,849	11,060

Total Short-Term Instruments (Cost $11,057)		11,060

Total Investments in Affiliates (Cost $11,057)		11,060

Total Investments 128.5% (Cost $411,960)		$394,177
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $153)		256
Other Assets and Liabilities, net (28.6)%		(87,775)

Net Assets 100.0%		$306,658

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$457	$573	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(2,586) at a weighted average interest rate of 5.317%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	25	$2,132	$35	$3	$0
U.S. Treasury 2-Year Note March Futures	03/2025	57	11,720	(12)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	141	14,989	(86)	0	(13)
U.S. Treasury 10-Year Note March Futures	03/2025	231	25,121	(213)	0	(51)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	124	13,803	(194)	0	(31)

$(470)	$3	$(96)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	53	$(7,326)	$125	$0	$(23)

Total Futures Contracts	$(345)	$3	$(119)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$1,800	$(11)	$41	$30	$0	$(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	400	1	1	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	$600	2	2	4	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Boeing Co.	1.000	Quarterly	12/20/2027	0.786		600	(3)	7	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.012		300	(2)	2	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093		500	(9)	7	(2)	0	0
Elis SA	5.000	Quarterly	12/20/2029	1.016	EUR	600	121	(5)	116	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.206		$600	66	17	83	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.317		400	69	(8)	61	0	0

							$234	$64	$298	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$13,900	$304	$11	$315	$3	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,500	$26	$(36)	$(10)	$4	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(5)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	14	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		9,300	(595)	(78)	(673)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	17	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	166	69	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	66	66	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	117	117	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	135	135	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	48	48	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		600	(3)	12	9	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		3,800	0	72	72	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	163	163	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	54	54	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		1,600	0	47	47	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	95	95	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		900	0	25	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		266	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		900	0	24	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	79	79	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	425	662	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	12	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	57	76	1	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

Pay(5)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	1,000	(1)	(16)	(17)	3	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	13,500	118	70	188	39	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	3,300	(11)	(68)	(79)	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(17)	27	10	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	800	(23)	31	8	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	3,200	(13)	41	28	9	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029	400	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029	600	0	1	1	0	(1)
Pay	28-Day MXN-TIIE	9.430	Lunar	12/19/2025	MXN	4,700	0	(1)	(1)	0	0
Pay(5)	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	4,700	0	1	1	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(55)	(81)	0	(3)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	600	0	1	1	0	(1)
Receive(5)	CAONREPO	2.900	Semi-Annual	06/01/2033	800	0	(1)	(1)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	700	(2)	(30)	(32)	0	(1)

$(387)	$1,551	$1,164	$112	$(26)

Total Swap Agreements	$151	$1,626	$1,777	$116	$(27)

(h)

Securities with an aggregate market value of $1,704 and cash of $5,208 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	305	$227	$3	$0
BOA	01/2025	JPY	8,387	55	2	0
01/2025	SGD	418	311	4	0
BPS	01/2025	CAD	3,861	2,753	66	0
01/2025	INR	10,195	119	0	0
01/2025	SGD	353	263	4	0
01/2025	TWD	3,055	96	3	0
01/2025	$3	CNH	23	0	0
01/2025	243	INR	20,572	0	(3)
01/2025	44	TWD	1,441	0	(1)
02/2025	CNH	86	$12	0	0
03/2025	$119	INR	10,248	0	0
03/2025	130	MXN	2,666	0	(4)
04/2025	TWD	1,433	$44	1	0
05/2025	CNH	23	3	0	0
BRC	01/2025	EUR	104	110	2	0
01/2025	GBP	7,526	9,474	53	0
01/2025	$1,413	CAD	1,981	0	(34)
01/2025	310	GBP	244	0	(5)
BSH	01/2025	PEN	108	$29	0	0
CBK	01/2025	HUF	26,567	68	1	0
01/2025	INR	99,441	1,166	7	0
01/2025	PEN	1,137	304	2	0
01/2025	TWD	12,523	393	13	0
01/2025	$6	HUF	2,240	0	0
01/2025	1,263	INR	106,813	0	(17)
03/2025	MXN	1,483	$72	2	0
03/2025	$1,166	INR	99,887	0	(8)
DUB	01/2025	HUF	39,024	$100	2	0
02/2025	$358	MXN	7,242	0	(13)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

FAR	01/2025	AUD	2,261	$1,467	68	0
01/2025	TWD	186	6	0	0
GLM	01/2025	2,935	91	2	0
02/2025	$161	MXN	3,283	0	(5)
IND	01/2025	HUF	12,492	$32	1	0
JPM	01/2025	CNH	59	8	0	0
01/2025	JPY	6,909	46	2	0
01/2025	PEN	539	144	1	0
01/2025	TWD	2,631	81	1	0
01/2025	$202	INR	17,080	0	(2)
MBC	01/2025	CNH	52	$7	0	0
01/2025	EUR	7,468	7,869	129	0
01/2025	INR	4,290	50	0	0
01/2025	JPY	7,900	53	3	0
01/2025	$340	CAD	485	0	(2)
01/2025	2	CNH	12	0	0
01/2025	176	EUR	168	0	(2)
01/2025	138	INR	11,705	0	(2)
01/2025	69	TWD	2,252	0	(1)
03/2025	50	INR	4,312	0	0
04/2025	TWD	2,239	$69	1	0
05/2025	CNH	12	2	0	0
RBC	03/2025	$1	MXN	12	0	0
RYL	01/2025	CAD	1,254	$881	8	0
SCX	01/2025	CNH	29	4	0	0
01/2025	PEN	2,067	554	5	0
01/2025	SGD	122	91	1	0
01/2025	TWD	1,546	48	1	0
01/2025	$337	GBP	266	0	(4)
01/2025	405	INR	34,235	0	(6)
01/2025	37	TWD	1,192	0	0
04/2025	TWD	1,186	$37	0	0
TOR	01/2025	JPY	13,246	88	4	0
UAG	01/2025	CAD	607	421	0	(2)

Total Forward Foreign Currency Contracts	$392	$(111)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.216%	$600	$2	$0	$2	$0

Total Swap Agreements	$2	$0	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$70,259	$0	$70,259
Industrials	0	42,609	0	42,609
Utilities	0	22,105	0	22,105
Municipal Bonds & Notes
Arizona	0	357	0	357
Louisiana	0	777	0	777
New York	0	1,093	0	1,093
Texas	0	394	0	394
West Virginia	0	857	0	857

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2024 (Unaudited)

U.S. Government Agencies	0	155,317	800	156,117
U.S. Treasury Obligations	0	44,640	0	44,640
Non-Agency Mortgage-Backed Securities	0	23,943	0	23,943
Asset-Backed Securities
Automobile Sequential	0	2,220	0	2,220
CMBS Other	0	489	0	489
Home Equity Other	0	1,928	0	1,928
Other ABS	0	2,827	0	2,827
Sovereign Issues	0	6,722	0	6,722
Common Stocks
Industrials	0	0	1,006	1,006
Short-Term Instruments
Commercial Paper	0	4,583	0	4,583
Hungary Treasury Bills	0	191	0	191

	$0	$381,311	$1,806	$383,117
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,060	$0	$0	$11,060

Total Investments	$11,060	$381,311	$1,806	$394,177

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	116	0	119
Over the counter	0	394	0	394

	$3	$510	$0	$513
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(123)	0	(146)
Over the counter	0	(111)	0	(111)

	$(23)	$(234)	$0	$(257)

Total Financial Derivative Instruments	$(20)	$276	$0	$256

Totals	$11,040	$381,587	$1,806	$394,433

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Total Return Fund V	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.9% ¤
CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 15.0%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$800	$721
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		15	12
Ally Financial, Inc. 7.100% due 11/15/2027		300	317
Athene Global Funding 5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		500	501
Banco Santander SA 6.527% due 11/07/2027 •		400	412
Bank of America Corp.
5.202% due 04/25/2029 •		1,800	1,809
6.204% due 11/10/2028 •		780	808
Barclays PLC 6.490% due 09/13/2029 •		1,400	1,457
BNP Paribas SA 1.675% due 06/30/2027 •		1,000	953
BPCE SA
2.045% due 10/19/2027 •		300	284
7.003% due 10/19/2034 •		400	426
Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	95
8.300% due 03/15/2028		100	106
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		1,400	1,158
Brookfield Finance, Inc. 2.724% due 04/15/2031		15	13
Citibank NA 4.876% due 11/19/2027 •		800	801
Citigroup, Inc.
4.075% due 04/23/2029 •		600	582
4.658% due 05/24/2028 •		1,100	1,093
5.272% (SOFRRATE + 0.694%) due 01/25/2026 ~		15	15
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		800	777
1.106% due 02/24/2027 •		1,200	1,149
Equitable Financial Life Global Funding 1.300% due 07/12/2026		15	14
European Investment Bank 3.750% due 02/14/2033		15	14
European Union
1.250% due 02/04/2043	EUR	100	75
2.875% due 10/05/2029		900	948
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		$400	387
Goldman Sachs Group, Inc.
0.855% due 02/12/2026 •		775	771
5.727% due 04/25/2030 •		800	817
6.484% due 10/24/2029 •		200	210
Golub Capital BDC, Inc. 7.050% due 12/05/2028		300	311
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		615	584
Hana Bank 5.375% due 04/23/2027		300	305
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		200	195
HAT Holdings LLC 8.000% due 06/15/2027		900	939
Host Hotels & Resorts LP
2.900% due 12/15/2031		58	49
3.375% due 12/15/2029		750	687
HSBC Holdings PLC 5.887% due 08/14/2027 •		1,900	1,928
ING Groep NV 6.083% due 09/11/2027 •		1,500	1,530
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		200	212
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,056
5.299% due 07/24/2029 •		1,300	1,313

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

5.526% (SOFRRATE + 0.920%) due 04/22/2028 ~		300	302
5.571% due 04/22/2028 •		200	203
5.581% due 04/22/2030 •		200	204
Kilroy Realty LP
2.650% due 11/15/2033		400	306
4.750% due 12/15/2028		100	98
KODIT Global Co. Ltd. 5.357% due 05/29/2027		300	304
Lloyds Banking Group PLC 2.438% due 02/05/2026 •		1,600	1,596
Manulife Financial Corp. 3.703% due 03/16/2032		15	14
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	404
5.778% due 07/06/2029 •		200	205
Morgan Stanley
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	504
5.652% due 04/13/2028 •		200	203
5.656% due 04/18/2030 •		200	204
6.407% due 11/01/2029 •		300	313
Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		400	401
5.504% due 05/26/2028 •		250	254
Mutual of Omaha Cos. Global Funding 4.750% due 10/15/2029		400	394
Nationwide Building Society 6.557% due 10/18/2027 •		300	308
Norinchukin Bank 5.094% due 10/16/2029		400	397
RGA Global Funding 6.000% due 11/21/2028		300	310
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	515
Standard Chartered PLC 5.005% due 10/15/2030 •		400	393
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		430	391
Sun Communities Operating LP 5.500% due 01/15/2029		300	302
Toronto-Dominion Bank 5.264% due 12/11/2026		300	303
UBS Group AG 6.246% due 09/22/2029 •		1,000	1,036

			35,698

INDUSTRIALS 2.3%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		400	376
AP Moller - Maersk AS 5.875% due 09/14/2033		500	512
Coty, Inc. 4.500% due 05/15/2027	EUR	300	318
Denso Corp. 4.420% due 09/11/2029		$700	687
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		300	299
Hyundai Capital America 5.800% due 06/26/2025		100	100
JDE Peet's NV
0.500% due 01/16/2029	EUR	200	186
1.125% due 06/16/2033		200	170
2.250% due 09/24/2031		$500	406
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	500	357
NXP BV
2.500% due 05/11/2031		$600	512
3.400% due 05/01/2030		15	14
Oracle Corp. 4.200% due 09/27/2029		400	387
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		300	302
Smurfit Westrock Financing DAC 5.418% due 01/15/2035		500	497
VF Corp. 2.950% due 04/23/2030		500	428

			5,551

UTILITIES 7.2%
AES Corp. 5.450% due 06/01/2028		700	704
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		600	588
Avangrid, Inc.
3.200% due 04/15/2025		15	15

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

3.800% due 06/01/2029		400	380
Duke Energy Carolinas LLC 3.950% due 11/15/2028		500	486
Duke Energy Florida LLC 2.500% due 12/01/2029		625	562
EDP Finance BV 1.710% due 01/24/2028		900	818
Enel Finance International NV 2.500% due 07/12/2031		1,250	1,049
Georgia Power Co. 3.250% due 04/01/2026		775	762
MidAmerican Energy Co.
3.150% due 04/15/2050		700	472
3.650% due 04/15/2029		450	429
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		400	322
New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	591
5.650% due 08/15/2028		500	512
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		1,850	1,676
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		800	680
NSTAR Electric Co. 3.950% due 04/01/2030		870	833
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	300	316
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$565	612
Public Service Co. of Oklahoma 2.200% due 08/15/2031		875	726
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028		1,500	1,548
San Diego Gas & Electric Co. 4.950% due 08/15/2028		200	201
Solar Star Funding LLC 5.375% due 06/30/2035		279	279
Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,094
2.750% due 02/01/2032		300	256
3.450% due 02/01/2052		200	135
Southwestern Public Service Co. 3.750% due 06/15/2049		200	145
Wisconsin Electric Power Co. 4.750% due 09/30/2032		300	296
Wisconsin Power & Light Co.
4.950% due 04/01/2033		300	291
5.375% due 03/30/2034		300	299

			17,077

Total Corporate Bonds & Notes (Cost $57,775)			58,326

U.S. GOVERNMENT AGENCIES 52.1%
Tennessee Valley Authority 1.500% due 09/15/2031		60	49
Uniform Mortgage-Backed Security
3.500% due 07/01/2053		200	177
4.000% due 09/01/2052 - 12/01/2052		15,285	14,011
4.500% due 07/01/2052 - 08/01/2053		15,316	14,436
5.000% due 05/01/2053 - 04/01/2054		26,013	25,167
5.500% due 10/01/2053 - 05/01/2054		15,035	14,851
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2055 - 02/01/2055		10,600	9,692
4.500% due 02/01/2055 - 03/01/2055		14,200	13,350
5.000% due 01/01/2055		6,500	6,274
5.500% due 02/01/2055		25,900	25,541
6.000% due 02/01/2055		100	100

Total U.S. Government Agencies (Cost $124,721)			123,648

U.S. TREASURY OBLIGATIONS 16.8%
U.S. Treasury Bonds
2.250% due 08/15/2049		1,700	1,053
2.375% due 11/15/2049		500	318
2.875% due 05/15/2049		200	142
3.000% due 02/15/2049		1,500	1,092
3.125% due 05/15/2048		300	225
3.375% due 11/15/2048		900	703
3.625% due 05/15/2053		2,500	2,033
3.875% due 05/15/2043		2,700	2,377
4.250% due 08/15/2054		600	548
4.375% due 08/15/2043		2,800	2,636
4.500% due 11/15/2054		1,500	1,430
4.625% due 05/15/2044		500	485

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2025		733	729
0.125% due 10/15/2025		365	361
0.125% due 02/15/2051		3,637	2,004
0.125% due 02/15/2052		1,021	554
0.250% due 02/15/2050		123	72
0.375% due 07/15/2025		5,591	5,557
0.625% due 07/15/2032		500	447
0.750% due 02/15/2045		402	292
0.875% due 02/15/2047		131	95
1.000% due 02/15/2048		179	132
1.250% due 04/15/2028		210	205
1.500% due 02/15/2053		425	341
1.750% due 01/15/2034		103	98
1.875% due 07/15/2034		302	292
2.125% due 02/15/2054		411	381
U.S. Treasury Notes
4.250% due 11/15/2034		15,700	15,292

Total U.S. Treasury Obligations (Cost $41,728)			39,894

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Extended Stay America Trust 5.591% due 07/15/2038 •		511	512
Starwood Mortgage Trust 5.612% due 04/15/2034 •		124	123
VASA Trust 5.412% due 07/15/2039 •		500	477

Total Non-Agency Mortgage-Backed Securities (Cost $1,083)			1,112

ASSET-BACKED SECURITIES 2.4%
AUTOMOBILE SEQUENTIAL 0.9%
BMW Vehicle Lease Trust
4.980% due 03/25/2027		500	503
5.100% due 07/27/2026		316	317
FHF Issuer Trust
5.690% due 02/15/2030		432	436
5.890% due 06/15/2030		289	293
6.790% due 10/15/2029		320	326
Tesla Auto Lease Trust 5.370% due 06/22/2026		185	186

			2,061

OTHER ABS 1.5%
37 Capital CLO Ltd. 5.946% due 07/15/2034 •		500	502
Ares European CLO DAC 4.128% due 10/21/2034 •	EUR	500	519
Avoca Static CLO DAC 3.811% due 01/15/2035 •		500	518
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		$437	435
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		700	700
Loanpal Solar Loan Ltd. 2.470% due 12/20/2047		29	23
Mosaic Solar Loan Trust 5.910% due 11/20/2053		110	109
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		368	373
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		500	500

			3,679

Total Asset-Backed Securities (Cost $5,758)			5,740

SOVEREIGN ISSUES 1.9%
Chile Government International Bond 4.850% due 01/22/2029		500	496
Colombia Government International Bond 8.000% due 11/14/2035		300	302
Development Bank of Japan, Inc. 5.125% due 09/01/2026		500	504
European Union 2.500% due 12/04/2031	EUR	100	103
Korea Electric Power Corp. 5.375% due 07/31/2026		$300	303
Mexico Government International Bond 4.490% due 05/25/2032	EUR	300	315
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028		$200	197

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

Peru Government International Bond
6.150% due 08/12/2032	PEN	1,100	291
6.950% due 08/12/2031		200	56
Province of Ontario 3.650% due 06/02/2033	CAD	500	347
Province of Quebec 3.600% due 09/01/2033		600	414
Romania Government International Bond 5.625% due 02/22/2036	EUR	400	399
United Kingdom Gilt 4.375% due 07/31/2054	GBP	770	854

Total Sovereign Issues (Cost $4,748)			4,581

SHORT-TERM INSTRUMENTS 42.7%
REPURCHASE AGREEMENTS (b) 42.7%			101,300

Total Short-Term Instruments (Cost $101,300)			101,300

Total Investments in Securities (Cost $337,113)			334,601

Total Investments 140.9% (Cost $337,113)			$334,601
Financial Derivative Instruments (c)(d) 0.0%(Cost or Premiums, net $749)			12
Other Assets and Liabilities, net (40.9)%			(97,139)

Net Assets 100.0%			$237,474

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.580%	01/02/2025	01/03/2025	$46,800	U.S. Treasury Notes 3.375% due 09/15/2027	$(47,734)	$46,800	$46,800
4.680	12/31/2024	01/02/2025	46,600	U.S. Treasury Notes 3.625% due 08/31/2029	(47,505)	46,600	46,612
MBC	4.600	12/31/2024	01/02/2025	7,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(5,130)	7,900	7,902
U.S. Treasury Notes 4.875% due 10/31/2030	(3,012)

Total Repurchase Agreements	$(103,381)	$101,300	$101,314

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	1	$1	$0	$0
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	1	1	0	0

Total Written Options	$0	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	14	$1,194	$19	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2025	70	14,393	(14)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	116	12,331	(66)	0	(11)
U.S. Treasury 10-Year Note March Futures	03/2025	218	23,708	(201)	0	(48)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	111	12,356	(173)	0	(28)

$(435)	$1	$(88)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	1	$(122)	$1	$0	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	2	(238)	8	1	0

$9	$1	$0

Total Futures Contracts	$(426)	$2	$(88)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Verizon Communications, Inc.	1.000%	Quarterly	12/20/2029	0.605%		$200	$4	$0	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$4,700	$344	$26	$370	$4	$0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		16,500	366	8	374	4	0
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly		12/20/2029	EUR	1,500	34	(2)	32	0	(1)

							$744	$32	$776	$8	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,000	$18	$(24)	$(6)	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,400	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	1	8	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	98	98	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	32	32	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		300	(2)	6	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		2,900	0	55	55	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	24	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		2,090	0	62	62	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	37	37	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		140	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(1)	9	8	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	89	102	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	40	53	1	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(103)	(114)	0	0
Pay(5)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	700	(1)	(11)	(12)	2	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	2,907	25	15	40	9	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,705	0	(41)	(41)	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	17	7	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	19	5	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	4	8	3	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	0	0	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(32)	(44)	0	(2)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		500	0	1	1	0	(1)
Receive(5)	CAONREPO	2.900	Semi-Annual	06/01/2033		600	0	(1)	(1)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		400	(2)	(17)	(19)	0	0

							$13	$404	$417	$41	$(13)

Total Swap Agreements							$761	$436	$1,197	$49	$(14)

Cash $3,262 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		01/2025		CAD	594			$417	$4		$0
		01/2025		JPY	1,238			8	0		0
		01/2025		SGD	181			134	2		0
BPS		01/2025		BRL	753			134	12		0
		01/2025		CAD	2,523			1,789	34		(1)
		01/2025		INR	4,834			56	0		0
		01/2025		SGD	205			153	2		0
		01/2025		TWD	1,703			54	2		0
		01/2025			$122		BRL	753	0		0
		01/2025			124		INR	10,514	0		(2)
		01/2025			26		TWD	831	0		0
		03/2025			56		INR	4,859	0		0
		04/2025		TWD	826			$26	0		0
BRC		01/2025			$666		CAD	934	0		(16)
BSH		01/2025		PEN	108			$29	0		0
CBK		01/2025		INR	47,386			556	3		0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

01/2025	PEN	320	86	1	0
01/2025	TWD	6,982	219	7	0
01/2025	$638	INR	53,961	0	(9)
02/2025	685	BRL	3,957	0	(48)
03/2025	556	INR	47,599	0	(4)
FAR	01/2025	AUD	48	$31	2	0
01/2025	BRL	756	122	0	0
01/2025	SGD	13	10	0	0
01/2025	TWD	104	3	0	0
01/2025	$123	BRL	756	0	(1)
02/2025	BRL	760	$123	1	0
GLM	01/2025	TWD	1,636	51	1	0
02/2025	$106	MXN	2,164	0	(3)
JPM	01/2025	JPY	1,020	$7	0	0
01/2025	TWD	1,467	45	1	0
01/2025	$103	INR	8,730	0	(1)
RBC	03/2025	235	MXN	4,821	0	(7)
SCX	01/2025	EUR	4,626	$4,880	86	0
01/2025	GBP	951	1,207	17	0
01/2025	PEN	942	253	2	0
01/2025	SGD	125	93	1	0
01/2025	TWD	862	27	1	0
01/2025	$202	INR	17,071	0	(3)
01/2025	21	TWD	687	0	0
04/2025	TWD	684	$21	0	0
TOR	01/2025	JPY	1,956	13	1	0

Total Forward Foreign Currency Contracts	$180	$(95)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	2,700	$2	$2
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.930	03/06/2025	1,375	9	0
Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.960	03/10/2025	1,300	8	0
Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.940	03/24/2025	1,200	8	1
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	3,400	4	4
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	3,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	5,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	3,800	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	5,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	5,700	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	5,700	0	1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	3,400	4	3
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	7,700	9	9
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	8,500	9	11

Total Purchased Options	$53	$31

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050%	02/19/2025	300	$(2)	$0
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	1,600	(9)	(3)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	1,500	(8)	(4)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	1,400	(7)	(3)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	400	(3)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	400	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	600	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	400	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	600	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	600	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	600	0	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	400	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	900	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	1,000	(9)	(10)

Total Written Options							$(65)	$(53)

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$35,698	$0	$35,698
Industrials				0	5,551	0	5,551
Utilities				0	17,077	0	17,077
U.S. Government Agencies				0	123,648	0	123,648
U.S. Treasury Obligations				0	39,894	0	39,894
Non-Agency Mortgage-Backed Securities				0	1,112	0	1,112
Asset-Backed Securities
Automobile Sequential				0	2,061	0	2,061
Other ABS				0	3,679	0	3,679
Sovereign Issues				0	4,581	0	4,581
Short-Term Instruments

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2024 (Unaudited)

Repurchase Agreements	0	101,300	0	101,300

Total Investments	$0	$334,601	$0	$334,601

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	50	0	51
Over the counter	0	211	0	211

	$1	$261	$0	$262
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(102)	0	(102)
Over the counter	0	(148)	0	(148)

	$0	$(250)	$0	$(250)

Total Financial Derivative Instruments	$1	$11	$0	$12

Totals	$1	$334,612	$0	$334,613

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 55.6% ¤
CORPORATE BONDS & NOTES 5.5%
BANKING & FINANCE 3.8%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$200	$192
American Tower Corp. 1.450% due 09/15/2026		400	378
Athene Global Funding 2.500% due 01/14/2025		8,618	8,611
Bank of America Corp. 5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	301
Bank of Queensland Ltd. 5.497% (BBSW3M + 1.070%) due 05/14/2025 ~	AUD	10,000	6,204
Barclays PLC 2.852% due 05/07/2026 •		$12,386	12,293
Deutsche Bank AG 2.129% due 11/24/2026 •		2,000	1,949
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		3,255	3,244
4.134% due 08/04/2025		2,400	2,386
4.687% due 06/09/2025		2,515	2,510
5.125% due 06/16/2025		3,366	3,365
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~		3,522	3,591
General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,000	1,981
2.900% due 02/26/2025		5,000	4,982
3.800% due 04/07/2025		1,000	997
4.350% due 04/09/2025		3,360	3,354
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,286	1,289
HSBC Holdings PLC 2.999% due 03/10/2026 •		600	598
ING Groep NV 3.869% due 03/28/2026 •		700	698
JPMorgan Chase & Co. 5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,506
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	299
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,000	3,005
5.719% due 02/20/2026 •		13,130	13,141
Mizuho Bank Ltd. 4.963% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	2,000	1,238
Morgan Stanley 2.188% due 04/28/2026 •		$5,000	4,956
Standard Chartered Bank 4.853% due 12/03/2027		3,700	3,707
UBS Group AG 6.373% due 07/15/2026 •		9,600	9,670
Wells Fargo & Co. 5.898% (SOFRRATE + 1.320%) due 04/25/2026 ~		1,100	1,104

			97,549

INDUSTRIALS 1.2%
Energy Transfer LP
2.900% due 05/15/2025		400	397
4.050% due 03/15/2025		2,000	1,996
General Motors Co. 4.000% due 04/01/2025		1,200	1,197
Hasbro, Inc. 3.550% due 11/19/2026		200	196
Hyundai Capital America 5.688% due 08/04/2025 •		6,800	6,827
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		200	197
NPC Ukrenergo 6.875% due 11/09/2028		200	137
Reynolds American, Inc. 4.450% due 06/12/2025		5,799	5,784
T-Mobile USA, Inc. 3.500% due 04/15/2025		5,000	4,978

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	9,696	9,620

		31,329

UTILITIES 0.5%
Electricite de France SA 3.625% due 10/13/2025	12,505	12,389

Total Corporate Bonds & Notes (Cost $141,104)		141,267

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
5.133% due 07/25/2049 •	1,527	1,499
5.319% due 12/25/2044 •	641	634
5.369% due 03/25/2049 •	492	487
5.419% due 07/25/2046 - 09/25/2046 •	1,607	1,591
5.539% due 08/25/2054 •	1,052	1,054
5.634% due 12/25/2047 •	854	855
5.654% due 01/25/2051 •	1,708	1,713
5.754% due 12/25/2050 •	1,420	1,418
Freddie Mac
5.112% due 11/15/2043 •	497	490
5.262% due 01/15/2042 •	140	139
5.319% due 03/15/2037 - 08/15/2042 •	2,202	2,147
5.539% due 08/25/2054 •	4,780	4,806
5.719% due 12/25/2054 •	2,937	2,946
5.754% due 04/15/2049 - 12/15/2050 •	3,940	3,952
5.854% due 08/15/2048 •	1,530	1,545
Ginnie Mae
5.116% due 05/20/2059 •	17	17
5.255% due 02/20/2074 - 05/20/2074 •	2,571	2,569
5.266% due 03/20/2061 - 11/20/2069 •	126	126
5.305% due 02/20/2074 •	389	389
5.395% due 04/20/2074 •	996	1,001
5.396% due 03/20/2065 •	287	286
5.416% due 02/20/2070 •	46	47
5.426% due 12/20/2065 •	121	121
5.455% due 05/20/2074 •	990	999
5.505% due 07/20/2074 •	1,403	1,420
5.516% due 02/20/2067 •	524	524
5.666% due 09/20/2069 •	1,019	1,022
6.084% due 12/20/2068 •	767	766

Total U.S. Government Agencies (Cost $34,537)		34,563

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
OBX Trust 2.305% due 11/25/2061 ~	5,876	5,159
RCKT Mortgage Trust 5.582% due 12/25/2044 «þ	500	500
Sequoia Mortgage Trust 4.520% due 11/25/2063 ~	957	940

Total Non-Agency Mortgage-Backed Securities (Cost $7,319)		6,599

ASSET-BACKED SECURITIES 3.3%
AUTOMOBILE ABS OTHER 0.2%
BMW Vehicle Lease Trust 4.969% due 07/27/2026 •	2,025	2,026
CarMax Auto Owner Trust 5.198% due 11/16/2026 •	996	997
Fifth Third Auto Trust 5.128% due 11/16/2026 •	1,261	1,262
Ford Credit Auto Lease Trust 5.188% due 02/15/2026 •	515	515
Ford Credit Auto Owner Trust 5.318% due 03/15/2026 •	110	110
World Omni Automobile Lease Securitization Trust 5.358% due 11/17/2025 •	4	4

		4,914

AUTOMOBILE SEQUENTIAL 0.6%
Ally Auto Receivables Trust 5.320% due 01/15/2027	378	379
Bank of America Auto Trust 5.530% due 02/15/2028	2,700	2,728
CarMax Auto Owner Trust
4.750% due 10/15/2027	433	434
5.340% due 08/16/2027	2,508	2,521
5.720% due 11/16/2026	161	161

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Carvana Auto Receivables Trust
5.330% due 07/10/2029		500	506
5.630% due 11/10/2027		372	374
6.360% due 04/12/2027		138	139
Citizens Auto Receivables Trust 5.840% due 01/18/2028		2,700	2,730
Flagship Credit Auto Trust 5.640% due 03/15/2028		1,709	1,719
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		500	500
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	20	14
SBNA Auto Lease Trust 4.560% due 02/22/2028		$3,700	3,700
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		217	218

			16,123

CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.482% due 12/15/2035 •		185	185
BDS Ltd. 6.503% due 08/19/2038 •		1,856	1,868
BSPRT Issuer Ltd. 5.612% due 03/15/2036 •		421	421

			2,474

CREDIT CARD BULLET 1.0%
American Express Credit Account Master Trust 3.390% due 05/15/2027		9,100	9,061
Master Credit Card Trust 5.450% due 01/21/2027 •		15,900	15,944

			25,005

OTHER ABS 1.4%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		1,000	1,003
522 Funding CLO Ltd. 5.758% due 10/23/2034 •		300	301
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		1,000	1,000
5.756% due 10/15/2031 •		376	376
Ares CLO Ltd. 5.703% due 10/28/2034 •		1,000	1,003
Ares European CLO DAC 3.964% due 10/15/2031 •	EUR	159	165
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		$900	900
Bain Capital Credit CLO Ltd.
5.485% due 10/21/2034 •		1,000	1,000
5.671% due 10/23/2034 •		1,000	1,002
5.759% due 10/20/2034 •		1,000	1,002
5.836% due 10/23/2034 •		1,000	1,003
5.857% due 07/19/2034 •		1,000	1,003
5.877% due 07/16/2034 •		1,000	1,003
BlueMountain CLO Ltd. 6.073% due 10/22/2030 •		264	265
Crown Point CLO Ltd. 5.847% due 10/20/2031 •		822	823
DLLAA LLC 5.930% due 07/20/2026		736	739
DLLMT LLC 5.353% due 08/20/2025		269	270
Elevation CLO Ltd. 5.926% due 01/25/2035 •		1,000	1,007
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		1,000	1,003
GoldenTree Loan Management U.S. CLO Ltd. 5.752% due 10/20/2034 •		1,000	1,004
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		1,000	1,003
Griffith Park CLO DAC 3.733% due 11/21/2031 •	EUR	324	335
Jamestown CLO Ltd. 5.896% due 07/25/2035 •		$1,000	1,003
Madison Park Funding Ltd. 5.882% due 10/22/2034 •		1,000	1,003
Mountain View ClO Ltd. 6.077% due 10/15/2034 •		1,000	1,002

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Navient Student Loan Trust 5.492% due 12/15/2059 •		294	293
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		943	945
OAK Hill European Credit Partners DAC 3.959% due 10/20/2031 ~	EUR	292	303
OZLM Ltd. 5.817% due 10/20/2031 •		$352	352
Pikes Peak CLO
5.852% due 10/11/2034 •		1,000	1,003
5.866% due 07/15/2034 •		1,000	1,003
Recette Clo Ltd. 5.959% due 04/20/2034 •		600	601
Regatta Funding Ltd. 5.856% due 01/15/2033 •		1,000	1,003
Sandstone Peak Ltd. 5.936% due 10/15/2034 •		1,000	1,004
SLM Private Credit Student Loan Trust
4.860% due 12/16/2041 •		271	268
4.910% due 06/15/2039 •		470	452
4.930% due 12/15/2038 •		291	284
4.950% due 06/15/2039 •		486	469
SLM Student Loan Trust 5.133% due 06/25/2043 •		406	399
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		157	149
Steele Creek CLO Ltd. 5.928% due 04/15/2031 •		469	470
Symphony CLO Ltd. 5.812% due 04/18/2033 •		1,000	1,003
TIAA CLO Ltd. 5.757% due 01/20/2032 •		837	838
Tralee Clo Ltd. 5.846% due 10/25/2032 •		600	601
Trinitas CLO Ltd.
5.466% due 10/20/2033 •		1,000	1,000
5.956% due 01/25/2034 •		1,000	1,002
TSTAT Ltd. 5.767% due 07/20/2037 •		740	740
Venture CLO Ltd. 5.491% due 10/20/2034 •		1,000	1,000
Voya CLO Ltd. 5.918% due 10/15/2030 •		253	253

			36,653

Total Asset-Backed Securities (Cost $84,954)			85,169

		SHARES
COMMON STOCKS 6.5%
INFORMATION TECHNOLOGY 6.5%
Apple, Inc.		666,800	166,980

Total Common Stocks (Cost $155,278)			166,980

		OUNCES
COMMODITIES 17.0%
Gold Warehouse Receipts		136,345	357,230
Silver Warehouse Receipts		2,670,700	77,021

Total Commodities (Cost $304,518)			434,251

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.7%
REPURCHASE AGREEMENTS (d) 12.1%			309,300

JAPAN TREASURY BILLS 5.0%
(0.059)% due 01/27/2025 (b)(c)	JPY	20,080,000	127,603

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. TREASURY BILLS 4.6%
4.500% due 01/16/2025 - 03/27/2025 (a)(b)(f)(i)	$118,425	117,877

Total Short-Term Instruments (Cost $554,946)		554,780

Total Investments in Securities (Cost $1,282,656)		1,423,609

	SHARES
INVESTMENTS IN AFFILIATES 36.0%
SHORT-TERM INSTRUMENTS 36.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.0%
PIMCO Short Asset Portfolio	74,025,162	725,002
PIMCO Short-Term Floating NAV Portfolio III	20,332,208	197,975

Total Short-Term Instruments (Cost $914,610)		922,977

Total Investments in Affiliates (Cost $914,610)		922,977

Total Investments 91.6% (Cost $2,197,266)		$2,346,586
Financial Derivative Instruments (e)(g) 2.1%(Cost or Premiums, net $175,799)		53,263
Other Assets and Liabilities, net 6.3%		160,966

Net Assets 100.0%		$2,560,815

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.550%	01/02/2025	01/03/2025	$144,900	U.S. Treasury Bonds 2.750% due 11/15/2042	$(148,126)	$144,900	$144,900
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(102)
4.660	12/31/2024	01/02/2025	142,900	U.S. Treasury Bonds 4.625% due 05/15/2044	(145,511)	142,900	142,937
FICC STR	4.450	12/31/2024	01/02/2025	21,500	U.S. Treasury Bonds 4.625% due 02/15/2040	(21,930)	21,500	21,505

Total Repurchase Agreements	$(315,669)	$309,300	$309,342

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.2)%
Ginnie Mae, TBA	6.000%	02/01/2055	$104,400	$(104,702)	$(104,951)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2040	31,200	(31,313)	(31,046)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2040	34,100	(33,823)	(33,909)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	39,100	(39,135)	(39,250)

Total Short Sales (8.2)%	$(208,973)	$(209,156)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,083) at a weighted average interest rate of 5.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2025	627	$159,276	$(91)	$33	$(8)
3-Month SOFR Active Contract December Futures	03/2025	65	15,544	(74)	0	0
Aluminum February Futures	02/2025	795	50,618	(1,806)	0	(1,511)
Aluminum January Futures	01/2025	971	61,573	(783)	0	0
Arabica Coffee March Futures	03/2025	520	62,351	10,270	0	(244)
Australia Government 3-Year Bond March Futures	03/2025	689	45,270	(74)	99	(74)
Australia Government 10-Year Bond March Futures	03/2025	663	46,320	(595)	335	(282)
Bitcoin January Futures	01/2025	51	24,001	(374)	0	(213)
Cocoa March Futures	03/2025	79	9,223	3,294	133	0
Cocoa March Futures	03/2025	69	7,898	2,686	886	0
Corn March Futures	03/2025	2,300	52,728	1,764	719	0
DAX Index March Futures	03/2025	30	15,578	(402)	0	(40)
E-Mini Russell 2000 Index March Futures	03/2025	70	7,874	(496)	7	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

E-Mini S&P 100 Index March Futures	03/2025	104	44,151	(1,798)	0	(395)
E-Mini S&P 500 Index March Futures	03/2025	19	5,639	(208)	0	(22)
Euro STOXX Bank March Futures	03/2025	4,140	31,230	(630)	107	0
Euro-BTP March Futures	03/2025	239	29,703	(715)	32	0
FTSE China Index January Futures	01/2025	2,993	40,301	110	0	(512)
FTSE Taiwan Index January Futures	01/2025	874	66,913	(595)	0	(315)
FTSE/JSE TOP 40 Index March Futures	03/2025	504	20,385	(762)	0	(228)
FTSE/MIB Index March Futures	03/2025	184	32,687	(804)	21	0
Hang Seng China Enterprises Index January Futures	01/2025	222	10,402	97	30	(64)
Hang Seng Index January Futures	01/2025	74	9,569	76	33	(41)
IBEX 35 Index Janurary Futures	01/2025	323	38,766	(391)	272	0
Lead February Futures	02/2025	324	15,718	(1,117)	1,544	0
Lead January Futures	01/2025	1,538	74,312	(4,214)	0	0
Lean Hogs April Futures	04/2025	580	20,085	(462)	0	(110)
Live Cattle April Futures	04/2025	306	23,779	359	153	0
Mini MSCI SING ETS Index January Futures	01/2025	3,171	86,714	(50)	569	(580)
Natural Gas March Futures	02/2025	62	1,921	107	0	(108)
Natural Gas March Futures	02/2025	785	29,445	2,172	633	(82)
Natural Gas May Futures	04/2025	204	6,440	(68)	0	(68)
Nickel January Futures	01/2025	1,107	100,560	(8,837)	0	0
Nikkei 225 Index March Futures	03/2025	162	20,224	(16)	46	(79)
S&P 60 Index March Futures	03/2025	83	17,150	(421)	82	0
Short Euro-BTP Italy Government Bond March Futures	03/2025	1,715	190,830	(734)	0	(18)
SPI 200 Index March Futures	03/2025	63	7,943	(135)	0	(106)
Sugar No. 11 March Futures	02/2025	231	4,983	(468)	34	0
Topix Index March Futures	03/2025	189	33,471	491	444	(216)
U.S. Treasury 2-Year Note March Futures	03/2025	353	72,580	(15)	0	(5)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	376	41,854	(632)	0	(94)
UK Natural Gas February Futures	01/2025	650	27,788	3,931	488	(18)
Wheat March Futures	03/2025	1,612	19,808	540	345	0
Zinc February Futures	02/2025	552	41,047	323	323	0
Zinc January Futures	01/2025	702	51,956	(1,016)	0	0

				$(2,563)	$7,368	$(5,433)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	4,764	$(1,144,015)	$2,531	$60	$0
3-Month SONIA December Futures	03/2026	1,880	(564,357)	483	0	(308)
Aluminum February Futures	02/2025	121	(7,704)	(54)	0	0
Aluminum January Futures	01/2025	971	(61,573)	2,136	0	0
BIST 30 Index February Futures	02/2025	10,041	(32,027)	(237)	613	0
Brent Crude April Futures	02/2025	272	(20,193)	(668)	0	(182)
CAC 40 Index January Futures	01/2025	15	(1,147)	(4)	7	(10)
Copper March Futures	03/2025	337	(33,923)	1,540	560	0
Cotton No. 2 March Futures	03/2025	1,820	(62,244)	4,669	73	0
Euro-Oat March Futures	03/2025	148	(18,918)	(34)	0	(23)
European Climate Exchange December Futures	12/2025	147	(11,116)	(848)	0	(260)
FTSE 100 Index March Futures	03/2025	103	(10,548)	(89)	21	(54)
Gas Oil March Futures	03/2025	642	(44,170)	(659)	0	(209)
Gold 100 oz. April Futures	04/2025	1,396	(372,174)	447	0	(2,313)
Gold 100 oz. February Futures	02/2025	67	(17,695)	153	0	(44)
Hard Red Winter Wheat March Futures	03/2025	3,192	(90,930)	5,278	0	(490)
Iron Ore February Futures	02/2025	5,365	(53,918)	1,305	0	(177)
Lead February Futures	02/2025	1,362	(66,075)	2,252	0	0
Lead January Futures	01/2025	1,538	(74,312)	5,735	0	0
New York Harbor March Futures	02/2025	425	(40,955)	(2,135)	0	(257)
Nickel April Futures	04/2025	142	(13,101)	19	26	(8)
Nickel February Futures	02/2025	597	(54,558)	2,274	2,274	0
Nickel January Futures	01/2025	1,107	(100,560)	4,893	0	0
OMX Stockholm 30 Index January Futures	01/2025	433	(9,718)	(155)	39	0
Palladium March Future	03/2025	319	(29,023)	576	0	(277)
Phelix De Base April Futures	03/2025	55	(9,968)	(722)	68	0
Platinum April Futures	04/2025	861	(39,197)	1,500	400	0
RBOB Gasoline March Futures	02/2025	301	(25,652)	(816)	0	(260)
Robusta Coffee March Futures	03/2025	100	(4,875)	(49)	46	0
Rotterdam Coal April Futures	04/2025	87	(9,679)	113	0	(157)
Rotterdam Coal June Futures	06/2025	87	(9,748)	43	0	(148)
Rotterdam Coal May Futures	05/2025	87	(9,705)	87	0	(152)
Silver March Futures	03/2025	582	(85,094)	6,038	495	0
Soybean March Futures	03/2025	1,578	(79,728)	(644)	0	(1,479)
Soybean Meal March Futures	03/2025	1,609	(50,989)	(433)	0	(821)
Soybean Oil March Futures	03/2025	1,190	(28,817)	1,355	0	(43)
U.S. Treasury 5-Year Note March Futures	03/2025	704	(74,839)	363	66	0
VSTOXX Index January Futures	01/2025	1,737	(3,095)	(116)	0	(36)
Wheat March Futures	03/2025	1,749	(48,229)	(885)	0	(284)
White Sugar March Futures	02/2025	731	(18,531)	797	0	(132)
WIG20 Index March Futures	03/2025	1,928	(20,707)	765	75	0
WTI Crude March Futures	02/2025	250	(17,813)	(592)	0	(180)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Zinc January Futures				01/2025	702		(51,956)	(272)		0	0

								$35,940		$4,823	$(8,304)

Total Futures Contracts								$33,377		$12,191	$(13,737)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-42 5-Year Index	(1.000)%	Quarterly		12/20/2029		$90,200	$2,819	$(25)	$2,794	$27	$0
iTraxx Crossover 42 5-Year Index	(5.000)	Quarterly		12/20/2029	EUR	50	(4)	0	(4)	0	0

							$2,815	$(25)	$2,790	$27	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly		12/20/2028		$187,700	$(6,807)	$3,656	$(3,151)	$12	$0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		18,700	(439)	(2)	(441)	0	(3)
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		139,500	10,453	535	10,988	123	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		856,200	19,580	(160)	19,420	202	0
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly		12/20/2029	EUR	963,100	22,101	(1,964)	20,137	0	(476)

							$44,888	$2,065	$46,953	$337	$(479)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	94,200	$1,228	$(1,573)	$(345)	$62	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		393,800	3,071	939	4,010	0	(410)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		21,100	(755)	1,500	745	0	(91)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		73,200	(2,711)	(1,401)	(4,112)	329	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		17,900	687	(2,553)	(1,866)	109	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		149,200	9,720	4,815	14,535	0	(934)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	12,147,060	62	(1,084)	(1,022)	217	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035	JPY	13,958,900	(469)	(317)	(786)	0	(22)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		49,456,100	20,522	7,926	28,448	997	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2030	SGD	23,950	(131)	9	(122)	217	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	7,772,300	(312)	481	169	0	(24)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		$471,600	1,837	(29)	1,808	0	(109)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		94,300	(1,042)	1,138	96	45	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		603,600	(4,527)	7,826	3,299	893	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		165,800	3,428	(8,384)	(4,956)	0	(160)
Receive	1-Year BRL-CDI	5.342	Maturity	01/02/2025	BRL	82,200	815	1,550	2,365	1	0
Receive	1-Year BRL-CDI	5.620	Maturity	01/02/2025		74,500	649	1,388	2,037	1	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2025		71,900	(471)	(1,310)	(1,781)	0	(1)
Pay	1-Year BRL-CDI	5.776	Maturity	01/02/2025		86,500	(814)	(1,622)	(2,436)	0	(1)
Pay	1-Year BRL-CDI	5.846	Maturity	01/02/2025		219,900	(1,950)	(4,101)	(6,051)	0	(2)
Receive	1-Year BRL-CDI	5.857	Maturity	01/02/2025		225,800	1,092	4,041	5,133	2	0
Pay	1-Year BRL-CDI	5.882	Maturity	01/02/2025		103,500	(575)	(1,865)	(2,440)	0	(1)
Pay	1-Year BRL-CDI	5.956	Maturity	01/02/2025		78,500	(533)	(1,433)	(1,966)	0	(1)
Pay	1-Year BRL-CDI	6.243	Maturity	01/02/2025		50,200	(96)	(869)	(965)	0	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Year BRL-CDI	6.275	Maturity	01/02/2025	123,300	194	2,126	2,320	1	0
Receive	1-Year BRL-CDI	6.484	Maturity	01/02/2025	3,500	4	60	64	0	0
Receive	1-Year BRL-CDI	6.626	Maturity	01/02/2025	187,800	570	3,291	3,861	1	0
Receive	1-Year BRL-CDI	6.636	Maturity	01/02/2025	169,000	502	2,960	3,462	1	0
Receive	1-Year BRL-CDI	6.847	Maturity	01/02/2025	267,300	1,179	4,754	5,933	2	0
Pay	1-Year BRL-CDI	6.918	Maturity	01/02/2025	154,100	(1,919)	(319)	(2,238)	0	(1)
Receive	1-Year BRL-CDI	7.018	Maturity	01/02/2025	112,400	413	1,984	2,397	1	0
Receive	1-Year BRL-CDI	7.336	Maturity	01/02/2025	349,600	(206)	7,045	6,839	2	0
Pay	1-Year BRL-CDI	7.724	Maturity	01/02/2025	176,500	0	(3,344)	(3,344)	0	(1)
Pay	1-Year BRL-CDI	8.084	Maturity	01/02/2025	15,000	35	(282)	(247)	0	0
Receive	1-Year BRL-CDI	8.190	Maturity	01/02/2025	200,300	0	3,358	3,358	1	0
Pay	1-Year BRL-CDI	8.557	Maturity	01/02/2025	248,700	3,084	(3,612)	(528)	0	0
Receive	1-Year BRL-CDI	8.741	Maturity	01/02/2025	223,700	0	3,185	3,185	1	0
Receive	1-Year BRL-CDI	8.996	Maturity	01/02/2025	168,600	0	2,187	2,187	1	0
Receive	1-Year BRL-CDI	9.642	Maturity	01/02/2025	460,500	147	4,300	4,447	1	0
Receive	1-Year BRL-CDI	10.206	Maturity	01/02/2025	137,600	(112)	1,156	1,044	0	0
Pay	1-Year BRL-CDI	10.827	Maturity	01/02/2025	256,200	0	(1,269)	(1,269)	0	0
Pay	1-Year BRL-CDI	11.920	Maturity	01/02/2025	1,308,500	0	743	743	2	0
Receive	1-Year BRL-CDI	10.321	Maturity	01/04/2027	217,800	1,455	2,862	4,317	1	0
Pay	1-Year BRL-CDI	10.471	Maturity	01/04/2027	451,800	0	(8,476)	(8,476)	0	(3)
Receive	1-Year BRL-CDI	11.071	Maturity	01/04/2027	313,800	0	4,751	4,751	2	0
Pay	1-Year BRL-CDI	11.099	Maturity	01/04/2027	194,900	0	(2,951)	(2,951)	0	(1)
Pay	1-Year BRL-CDI	11.210	Maturity	01/04/2027	416,200	0	(6,035)	(6,035)	0	(2)
Pay	1-Year BRL-CDI	11.272	Maturity	01/04/2027	742,000	(430)	(9,567)	(9,997)	0	(4)
Pay	1-Year BRL-CDI	11.383	Maturity	01/04/2027	1,797,400	(251)	(22,895)	(23,146)	0	(11)
Pay	1-Year BRL-CDI	11.459	Maturity	01/04/2027	219,400	0	(2,745)	(2,745)	0	(1)
Receive	1-Year BRL-CDI	11.485	Maturity	01/04/2027	414,500	0	4,910	4,910	2	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/04/2027	391,000	0	4,523	4,523	2	0
Receive	1-Year BRL-CDI	11.604	Maturity	01/04/2027	118,800	0	1,349	1,349	1	0
Receive	1-Year BRL-CDI	11.630	Maturity	01/04/2027	442,500	0	4,898	4,898	3	0
Receive	1-Year BRL-CDI	11.660	Maturity	01/04/2027	723,500	0	7,027	7,027	4	0
Receive	1-Year BRL-CDI	11.696	Maturity	01/04/2027	364,000	0	4,240	4,240	2	0
Pay	1-Year BRL-CDI	11.952	Maturity	01/04/2027	929,200	0	(9,206)	(9,206)	0	(5)
Receive	1-Year BRL-CDI	11.976	Maturity	01/04/2027	643,300	(1,860)	8,283	6,423	4	0
Pay	1-Year BRL-CDI	12.078	Maturity	01/04/2027	204,700	0	(1,724)	(1,724)	0	(1)
Pay	1-Year BRL-CDI	12.115	Maturity	01/04/2027	404,600	0	(3,666)	(3,666)	0	(2)
Receive	1-Year BRL-CDI	12.173	Maturity	01/04/2027	249,500	0	2,235	2,235	1	0
Receive	1-Year BRL-CDI	12.228	Maturity	01/04/2027	610,100	0	5,287	5,287	3	0
Pay	1-Year BRL-CDI	12.299	Maturity	01/04/2027	663,300	0	(4,913)	(4,913)	0	(4)
Receive	1-Year BRL-CDI	12.490	Maturity	01/04/2027	273,100	0	1,972	1,972	2	0
Receive	1-Year BRL-CDI	12.731	Maturity	01/04/2027	202,000	0	1,080	1,080	1	0
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027	1,184,200	0	6,898	6,898	7	0
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027	477,300	0	2,558	2,558	3	0
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027	292,000	0	1,113	1,113	2	0
Receive	1-Year BRL-CDI	13.120	Maturity	01/04/2027	452,800	0	1,694	1,694	3	0
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027	411,200	0	1,329	1,329	2	0
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027	458,200	0	(1,340)	(1,340)	0	(3)
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029	538,400	2,648	9,788	12,436	42	0
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029	234,700	0	5,308	5,308	18	0
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029	331,900	55	(7,437)	(7,382)	0	(25)
Pay	1-Year BRL-CDI	10.075	Maturity	01/02/2029	112,100	0	(2,460)	(2,460)	0	(8)
Receive	1-Year BRL-CDI	10.095	Maturity	01/02/2029	461,900	0	10,024	10,024	35	0
Pay	1-Year BRL-CDI	10.205	Maturity	01/02/2029	220,800	0	(4,679)	(4,679)	0	(16)
Pay	1-Year BRL-CDI	10.210	Maturity	01/02/2029	154,531	0	(3,273)	(3,273)	0	(11)
Receive	1-Year BRL-CDI	10.234	Maturity	01/02/2029	592,700	0	12,466	12,466	44	0
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029	301,300	79	6,577	6,656	23	0
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029	212,200	353	4,230	4,583	16	0
Receive	1-Year BRL-CDI	10.333	Maturity	01/02/2029	154,000	0	3,145	3,145	11	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029	167,000	(62)	(3,493)	(3,555)	0	(12)
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029	309,700	0	6,469	6,469	23	0
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029	144,500	0	(2,823)	(2,823)	0	(10)
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029	361,000	0	7,228	7,228	26	0
Receive	1-Year BRL-CDI	10.689	Maturity	01/02/2029	1,386,900	0	25,761	25,761	95	0
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029	361,500	0	6,779	6,779	25	0
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029	178,500	0	3,300	3,300	12	0
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029	652,800	0	(11,499)	(11,499)	0	(44)
Receive	1-Year BRL-CDI	10.963	Maturity	01/02/2029	624,600	0	10,770	10,770	41	0
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029	216,200	0	3,705	3,705	14	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029	100	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029	181,000	0	3,002	3,002	12	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029	381,700	0	(6,678)	(6,678)	0	(25)
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2029	120,200	(185)	(1,764)	(1,949)	0	(8)
Pay	1-Year BRL-CDI	11.344	Maturity	01/02/2029	292,600	0	(4,797)	(4,797)	0	(19)
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029	374,800	0	(6,045)	(6,045)	0	(24)
Receive	1-Year BRL-CDI	11.460	Maturity	01/02/2029	256,500	0	3,817	3,817	16	0
Pay	1-Year BRL-CDI	11.465	Maturity	01/02/2029	133,000	0	(2,025)	(2,025)	0	(8)
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029	177,900	0	(2,587)	(2,587)	0	(11)
Pay	1-Year BRL-CDI	11.550	Maturity	01/02/2029	295,300	0	(4,347)	(4,347)	0	(18)
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029	381,100	0	(5,517)	(5,517)	0	(23)
Pay	1-Year BRL-CDI	11.790	Maturity	01/02/2029	173,000	0	(2,341)	(2,341)	0	(10)
Pay	1-Year BRL-CDI	11.843	Maturity	01/02/2029	219,000	0	(2,946)	(2,946)	0	(13)
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029	724,000	0	(9,828)	(9,828)	0	(42)
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029	179,700	0	(2,337)	(2,337)	0	(10)
Receive	1-Year BRL-CDI	12.003	Maturity	01/02/2029	207,700	0	2,692	2,692	12	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2029		136,000	(105)	(1,571)	(1,676)	0	(8)
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029		825,100	0	(10,207)	(10,207)	0	(46)
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029		154,100	0	(1,794)	(1,794)	0	(8)
Receive	1-Year BRL-CDI	12.393	Maturity	01/02/2029		142,800	0	1,633	1,633	8	0
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029		165,500	0	(1,690)	(1,690)	0	(9)
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029		331,500	0	(3,200)	(3,200)	0	(17)
Receive	1-Year BRL-CDI	12.635	Maturity	01/02/2029		167,200	0	1,768	1,768	9	0
Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	(2,145)	(2,145)	0	(12)
Receive	1-Year BRL-CDI	12.805	Maturity	01/02/2029		176,400	0	1,752	1,752	9	0
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		159,700	0	1,467	1,467	8	0
Pay	1-Year BRL-CDI	13.240	Maturity	01/02/2029		170,400	0	(1,432)	(1,432)	0	(8)
Pay	1-Year BRL-CDI	13.705	Maturity	01/02/2029		279,600	0	(1,884)	(1,884)	0	(12)
Pay	1-Year BRL-CDI	15.343	Maturity	01/02/2029		557,100	0	(583)	(583)	0	(18)
Receive(6)	3-Month AUD-BBR-BBSW	3.500	Quarterly	03/19/2027	AUD	1,024,300	(901)	3,990	3,089	0	(349)
Pay(6)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		229,400	(710)	(3,188)	(3,898)	640	0
Pay(6)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	2,401,700	917	4,697	5,614	316	0
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027	COP	229,000,000	0	(2,179)	(2,179)	12	0
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,666,800	0	(3,128)	(3,128)	14	0
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(2,927)	(2,927)	14	0
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,100	0	(1,515)	(1,515)	7	0
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(813)	(813)	4	0
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	516	516	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,119,800	0	1,152	1,152	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,019,900	0	1,191	1,191	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,300	0	3,614	3,614	0	(31)
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,298,600	0	(2,632)	(2,632)	30	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028		386,860,400	0	1,451	1,451	0	(63)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028		86,586,300	0	230	230	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028		211,014,700	0	587	587	0	(35)
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028		216,642,000	0	605	605	0	(36)
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	135	135	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(6,782)	(6,782)	99	0
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,247,800	0	(2,184)	(2,184)	39	0
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	914	914	0	(37)
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	351	351	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	221	221	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	346	346	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	107	107	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	264	264	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	33	33	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,300	0	(26)	(26)	0	(48)
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,100	0	(534)	(534)	0	(33)
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,853,600	120	(1,203)	(1,083)	0	(38)
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028		233,800,000	0	956	956	45	0
Receive	3-Month COP-IBR Compounded-OIS	8.130	Quarterly	08/22/2028		130,625,500	(432)	878	446	25	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		174,157,200	0	803	803	33	0
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028		190,441,000	0	(485)	(485)	33	0
Receive	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028		110,060,000	0	(488)	(488)	18	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	10/02/2028	427,600,000	0	(2,392)	(2,392)	73	0
Receive	3-Month COP-IBR Compounded-OIS	9.260	Quarterly	10/10/2028	67,180,000	0	(320)	(320)	11	0
Receive	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	10/11/2028	156,650,000	0	(1,220)	(1,220)	26	0
Receive	3-Month COP-IBR Compounded-OIS	9.700	Quarterly	10/11/2028	115,000,000	0	(940)	(940)	19	0
Receive	3-Month COP-IBR Compounded-OIS	9.374	Quarterly	10/12/2028	178,710,200	0	(1,012)	(1,012)	30	0
Pay	3-Month COP-IBR Compounded-OIS	8.338	Quarterly	11/09/2028	201,055,200	0	(444)	(444)	0	(34)
Pay	3-Month COP-IBR Compounded-OIS	8.128	Quarterly	11/10/2028	136,336,200	0	(522)	(522)	0	(24)
Pay	3-Month COP-IBR Compounded-OIS	8.070	Quarterly	11/14/2028	361,980,500	0	(1,547)	(1,547)	0	(62)
Pay	3-Month COP-IBR Compounded-OIS	8.188	Quarterly	11/15/2028	148,316,500	0	(500)	(500)	0	(25)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	11/15/2028	155,600,000	0	(437)	(437)	0	(27)
Pay	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	12/13/2028	188,131,100	0	(1,130)	(1,130)	0	(31)
Pay	3-Month COP-IBR Compounded-OIS	7.325	Quarterly	01/23/2029	144,517,700	0	(1,566)	(1,566)	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	7.415	Quarterly	02/16/2029	134,215,900	0	(1,335)	(1,335)	0	(20)
Receive	3-Month COP-IBR Compounded-OIS	7.450	Quarterly	02/26/2029	172,200,000	0	1,661	1,661	25	0
Pay	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	03/01/2029	115,906,800	(159)	(888)	(1,047)	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	7.440	Quarterly	03/14/2029	124,000,000	0	1,192	1,192	17	0
Pay	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	106,811,900	(927)	(8)	(935)	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	04/05/2029	107,460,400	0	680	680	14	0
Receive	3-Month COP-IBR Compounded-OIS	7.885	Quarterly	04/08/2029	157,944,300	0	1,089	1,089	21	0
Receive	3-Month COP-IBR Compounded-OIS	7.927	Quarterly	04/09/2029	80,595,200	0	526	526	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.120	Quarterly	04/10/2029	62,685,100	0	306	306	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.080	Quarterly	04/11/2029	131,918,800	0	687	687	17	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/11/2029	105,781,200	0	488	488	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	04/12/2029	291,705,800	(636)	1,260	624	37	0
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	04/12/2029	193,000,000	0	342	342	24	0
Receive	3-Month COP-IBR Compounded-OIS	8.567	Quarterly	04/15/2029	165,098,000	0	174	174	21	0
Receive	3-Month COP-IBR Compounded-OIS	8.449	Quarterly	04/16/2029	186,272,800	0	382	382	24	0
Receive	3-Month COP-IBR Compounded-OIS	8.771	Quarterly	04/18/2029	191,093,000	0	(133)	(133)	24	0
Pay	3-Month COP-IBR Compounded-OIS	7.914	Quarterly	05/24/2029	236,281,800	0	(1,515)	(1,515)	0	(29)
Pay	3-Month COP-IBR Compounded-OIS	8.035	Quarterly	05/28/2029	119,902,200	0	(646)	(646)	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	7.370	Quarterly	08/08/2029	173,162,800	0	(2,044)	(2,044)	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	7.335	Quarterly	08/09/2029	113,178,400	0	(1,366)	(1,366)	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	7.340	Quarterly	08/09/2029	56,589,100	0	(680)	(680)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	7.360	Quarterly	08/09/2029	171,465,100	0	(2,031)	(2,031)	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	08/09/2029	113,913,900	0	(1,310)	(1,310)	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	7.436	Quarterly	08/12/2029	104,241,100	0	(1,169)	(1,169)	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	7.275	Quarterly	08/13/2029	78,180,800	0	(987)	(987)	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	7.220	Quarterly	08/14/2029	118,933,500	0	(1,558)	(1,558)	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	08/15/2029	89,351,100	0	(1,272)	(1,272)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	7.175	Quarterly	08/22/2029	120,467,000	0	(1,621)	(1,621)	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	7.000	Quarterly	09/19/2029	138,354,000	0	(2,058)	(2,058)	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	7.546	Quarterly	10/17/2029	137,953,200	0	1,528	1,528	14	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	7.595	Quarterly	10/18/2029		69,142,700	0	734	734	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	10/18/2029		69,807,800	0	706	706	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.746	Quarterly	10/21/2029		124,533,800	0	1,147	1,147	12	0
Receive	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		93,400,000	0	808	808	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.930	Quarterly	10/23/2029		115,912,900	0	869	869	11	0
Receive	3-Month COP-IBR Compounded-OIS	8.047	Quarterly	10/24/2029		195,723,000	0	1,256	1,256	19	0
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/25/2029		140,224,800	0	824	824	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/28/2029		294,005,600	0	1,723	1,723	28	0
Receive	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	10/30/2029		108,582,100	0	491	491	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	11/01/2029		107,569,200	0	554	554	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	11/05/2029		107,076,000	0	492	492	10	0
Pay(6)	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	03/19/2030		129,354,300	0	(511)	(511)	0	(12)
Pay(6)	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	03/19/2030		110,600,000	0	(281)	(281)	0	(11)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	75,600	551	44	595	100	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		55,100	(700)	(67)	(767)	0	(71)
Pay(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		700	41	(24)	17	3	0
Receive(6)	3-Month HKD-HIBOR	3.000	Quarterly	03/19/2030	HKD	935,300	3,646	(374)	3,272	0	(568)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026	ILS	690,300	18,721	(7,826)	10,895	6	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	674	(1,507)	0	(1)
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	1,341	(2,578)	0	(2)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	4,286	(8,094)	0	(7)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	1,518	(2,872)	0	(2)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	(1,847)	3,377	3	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	(3,355)	5,773	5	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	(2,820)	4,570	4	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	(1,161)	1,604	2	0
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	903	(1,872)	0	(1)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	(962)	1,870	1	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	(1,916)	2,758	0	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	(1,316)	1,921	0	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	1,036	(1,162)	2	0
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	431	(475)	1	0
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	(341)	1,306	0	(1)
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	(707)	2,771	0	(2)
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(2,301)	(2,301)	13	0
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(4,144)	(3,876)	21	0
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	552	552	0	(10)
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	(476)	(476)	0	(11)
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	(1,047)	(625)	0	(18)
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	(262)	(86)	0	(4)
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	(238)	(466)	0	(7)
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	(1,241)	(2,713)	0	(41)
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	(274)	(609)	0	(9)
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	656	1,446	32	0
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	556	556	14	0
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	(50)	(193)	50	0
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(143)	163	20	0	(40)
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	(155)	21	0	(7)
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	(853)	175	0	(63)
Receive	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		422,000	0	(1,266)	(1,266)	0	(130)
Pay	3-Month ILS-TELBOR	3.770	Annual	10/18/2028		160,500	0	(626)	(626)	49	0
Pay	3-Month ILS-TELBOR	3.915	Annual	10/19/2028		283,700	0	(688)	(688)	88	0
Pay	3-Month ILS-TELBOR	3.980	Annual	10/19/2028		118,900	0	(211)	(211)	37	0
Pay	3-Month ILS-TELBOR	3.515	Annual	11/22/2028		300,000	0	(1,889)	(1,889)	97	0
Pay	3-Month ILS-TELBOR	3.460	Annual	11/23/2028		322,900	0	(2,204)	(2,204)	105	0
Pay	3-Month ILS-TELBOR	3.440	Annual	11/24/2028		244,600	537	(2,252)	(1,715)	85	0
Pay	3-Month ILS-TELBOR	3.460	Annual	11/24/2028		456,600	0	(3,118)	(3,118)	148	0
Receive	3-Month ILS-TELBOR	3.680	Annual	01/24/2029		298,500	0	(779)	(779)	0	(109)
Receive	3-Month ILS-TELBOR	3.740	Annual	01/25/2029		176,300	0	(589)	(589)	0	(65)
Receive	3-Month ILS-TELBOR	3.700	Annual	01/29/2029		340,300	0	(967)	(967)	0	(125)
Receive	3-Month ILS-TELBOR	3.704	Annual	01/29/2029		96,700	0	(280)	(280)	0	(36)
Receive	3-Month ILS-TELBOR	3.825	Annual	03/18/2029		235,200	0	(1,084)	(1,084)	0	(92)
Receive	3-Month ILS-TELBOR	3.855	Annual	03/19/2029		233,000	0	(1,162)	(1,162)	0	(91)
Receive	3-Month ILS-TELBOR	3.920	Annual	03/20/2029		214,100	0	(1,244)	(1,244)	0	(84)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029		331,100	165	(2,154)	(1,989)	0	(144)
Pay	3-Month ILS-TELBOR	4.515	Annual	04/22/2029		286,800	0	2,928	2,928	118	0
Pay	3-Month ILS-TELBOR	4.430	Annual	04/25/2029		286,800	0	2,623	2,623	118	0
Pay	3-Month ILS-TELBOR	4.360	Annual	05/02/2029		721,100	563	5,493	6,056	323	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	3-Month ILS-TELBOR	4.370	Annual	05/02/2029		356,400	0	3,037	3,037	147	0
Receive	3-Month ILS-TELBOR	4.140	Annual	07/24/2029		164,100	0	(433)	(433)	0	(68)
Receive	3-Month ILS-TELBOR	4.440	Annual	10/22/2029		32,200	0	(109)	(109)	0	(14)
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	226,951,000	2,445	(192)	2,253	1	(12)
Receive	3-Month PLN-WIBOR	4.650	Annual	08/05/2029	PLN	185,200	625	238	863	0	(21)
Receive	3-Month PLN-WIBOR	4.715	Annual	10/10/2029		208,000	0	740	740	0	(16)
Receive	3-Month PLN-WIBOR	4.709	Annual	10/11/2029		311,800	28	1,099	1,127	0	(24)
Receive	3-Month PLN-WIBOR	4.770	Annual	10/17/2029		568,000	736	929	1,665	0	(46)
Receive	3-Month PLN-WIBOR	4.904	Annual	12/20/2029		158,700	0	170	170	0	(21)
Receive(6)	3-Month TWD-TAIBOR	1.750	Quarterly	03/19/2030	TWD	4,249,900	648	638	1,286	0	(112)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025	ZAR	285,200	480	(193)	287	4	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	555	598	0	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	27	18	0	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(956)	(841)	2	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(670)	(661)	11	0
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	1,365	1,365	0	(6)
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	272	308	0	(2)
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(1,491)	(1,505)	4	0
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	680	680	0	(4)
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	837	1,106	0	(18)
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(310)	(310)	6	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(23)	(9)	0	0
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(129)	(129)	2	0
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(379)	(379)	6	0
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(75)	(75)	1	0
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(577)	(577)	12	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(645)	(679)	14	0
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	1,187	1,213	0	(41)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(1,279)	(1,279)	24	0
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	570	835	50	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	(149)	(149)	0	(31)
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	(1,532)	(1,532)	0	(44)
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	633	633	20	0
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(5,910)	(1,089)	0	(52)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	3,870	3,865	65	0
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	707	707	16	0
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	974	974	36	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	595	595	34	0
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	1,498	1,740	107	0
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	(2,593)	(2,593)	0	(50)
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	(2,011)	(2,011)	0	(33)
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	(1,628)	(1,628)	0	(26)
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	204	1,128	18	0
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	(2,429)	(2,429)	0	(37)
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	(1,571)	(929)	0	(22)
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	(1,261)	(1,261)	0	(22)
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	(3,700)	(3,700)	0	(62)
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(3,099)	(2,434)	0	(31)
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(1,979)	(2,473)	0	(27)
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	3,991	6,142	79	0
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	3,200	3,178	75	0
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	3,811	3,741	92	0
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	765	765	20	0
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	1,373	1,373	36	0
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	783	783	20	0
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	907	907	23	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	(2,867)	(2,867)	0	(52)
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	(2,981)	(2,981)	0	(61)
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,254,700	0	(2,457)	(2,457)	0	(48)
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	1,676	1,676	49	0
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	147	147	4	0
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(6,579)	(3,245)	0	(98)
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	1,304	1,304	38	0
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,950,100	22	(8,496)	(8,474)	0	(127)
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	3,282	3,157	90	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	2,033	2,033	57	0
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	3,843	4,668	133	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,351,100	92	1,684	1,776	57	0
Receive	3-Month ZAR-JIBAR	8.130	Quarterly	01/25/2029		3,412,500	385	(4,016)	(3,631)	0	(158)
Receive	3-Month ZAR-JIBAR	8.645	Quarterly	04/02/2029		1,363,400	0	(2,870)	(2,870)	0	(74)
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	04/02/2029		687,500	0	(1,454)	(1,454)	0	(38)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	04/02/2029		1,369,300	0	(2,952)	(2,952)	0	(75)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		982,000	0	(2,074)	(2,074)	0	(54)
Receive	3-Month ZAR-JIBAR	8.880	Quarterly	04/11/2029		1,181,400	0	(3,042)	(3,042)	0	(64)
Pay	3-Month ZAR-JIBAR	8.820	Quarterly	04/12/2029		690,800	1,862	(170)	1,692	37	0
Pay	3-Month ZAR-JIBAR	8.530	Quarterly	05/16/2029		1,509,600	0	2,758	2,758	70	0
Pay	3-Month ZAR-JIBAR	8.510	Quarterly	05/17/2029		1,894,200	101	3,279	3,380	87	0
Pay	3-Month ZAR-JIBAR	8.541	Quarterly	05/17/2029		1,263,400	0	2,334	2,334	59	0
Pay	3-Month ZAR-JIBAR	8.459	Quarterly	05/22/2029		2,158,300	0	3,658	3,658	99	0
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029		982,300	0	1,273	1,273	45	0
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		462,300	(71)	183	112	0	(17)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028	CLP	45,622,900	0	(1,327)	(1,327)	0	(26)
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(1,468)	(1,468)	0	(20)
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(1,568)	(1,568)	0	(21)
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(3,452)	(3,452)	0	(42)
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(1,430)	(1,430)	0	(20)
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(959)	(959)	0	(13)
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	749	749	31	0
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	236	236	19	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		81,002,200	(52)	480	428	38	0
Receive	6-Month CLP-CHILIBOR	5.380	Semi-Annual	03/24/2028		4,680,000	1	(42)	(41)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	112	220	332	7	0
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(1,665)	(1,665)	0	(38)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(662)	(662)	0	(19)
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(1,217)	(1,217)	0	(32)
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	130	130	11	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	87	87	11	0
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	125	125	15	0
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,782,500	0	148	148	51	0
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	(3)	(3)	21	0
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	(16)	(16)	22	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	218	218	20	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	(884)	(908)	0	(47)
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(877)	(877)	0	(33)
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(900)	(900)	0	(33)
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(437)	(437)	0	(19)
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(1,137)	(1,137)	0	(36)
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(498)	(498)	0	(19)
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(1,502)	(1,502)	0	(44)
Receive	6-Month CLP-CHILIBOR	5.750	Semi-Annual	09/28/2028		3,465,400	(123)	47	(76)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	789	789	22	0
Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	688	688	30	0
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	40	279	319	12	0
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	(327)	(327)	20	0
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	(595)	(595)	29	0
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	(276)	(276)	14	0
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	(505)	(505)	45	0
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		56,499,300	25	(1,135)	(1,110)	26	0
Pay	6-Month CLP-CHILIBOR	4.517	Semi-Annual	02/01/2029		38,802,000	0	(1,106)	(1,106)	19	0
Pay	6-Month CLP-CHILIBOR	4.439	Semi-Annual	02/02/2029		66,291,000	0	(2,103)	(2,103)	32	0
Pay	6-Month CLP-CHILIBOR	4.398	Semi-Annual	02/06/2029		52,148,000	0	(1,740)	(1,740)	25	0
Receive	6-Month CLP-CHILIBOR	4.815	Semi-Annual	02/15/2029		67,641,700	0	1,077	1,077	0	(34)
Receive	6-Month CLP-CHILIBOR	4.810	Semi-Annual	02/16/2029		39,267,900	0	634	634	0	(20)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	6-Month CLP-CHILIBOR	4.965	Semi-Annual	03/01/2029		202,464,900	(37)	2,128	2,091	0	(107)
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	03/04/2029		9,789,000	(67)	(13)	(80)	5	0
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	03/25/2029		125,928,100	0	1,174	1,174	0	(66)
Receive	6-Month CLP-CHILIBOR	5.200	Semi-Annual	04/04/2029		81,405,600	0	(25)	(25)	0	(44)
Pay	6-Month CLP-CHILIBOR	4.869	Semi-Annual	05/09/2029		73,022,400	0	(967)	(967)	38	0
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/10/2029		38,418,200	0	(467)	(467)	20	0
Receive	6-Month CLP-CHILIBOR	5.270	Semi-Annual	06/25/2029		34,100,000	0	(71)	(71)	0	(18)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	06/28/2029		42,899,000	0	(203)	(203)	0	(63)
Pay	6-Month CLP-CHILIBOR	4.740	Semi-Annual	08/07/2029		23,921,300	0	(535)	(535)	12	0
Pay	6-Month CLP-CHILIBOR	4.760	Semi-Annual	08/08/2029		59,080,000	0	(1,266)	(1,266)	31	0
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	08/08/2029		39,546,100	0	(776)	(776)	21	0
Pay	6-Month CLP-CHILIBOR	4.840	Semi-Annual	08/12/2029		113,356,600	0	(2,014)	(2,014)	59	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	08/12/2029		22,671,200	0	(320)	(320)	12	0
Pay	6-Month CLP-CHILIBOR	4.798	Semi-Annual	08/13/2029		67,565,800	0	(1,330)	(1,330)	34	0
Pay	6-Month CLP-CHILIBOR	4.725	Semi-Annual	08/20/2029		47,647,600	0	(1,091)	(1,091)	24	0
Pay	6-Month CLP-CHILIBOR	4.480	Semi-Annual	09/10/2029		79,722,100	0	(2,693)	(2,693)	39	0
Receive	6-Month CLP-CHILIBOR	4.375	Semi-Annual	10/01/2029		33,459,400	0	1,284	1,284	0	(16)
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	10/28/2029		54,174,200	0	891	891	0	(28)
Receive	6-Month CLP-CHILIBOR	4.870	Semi-Annual	10/29/2029		26,834,100	0	429	429	0	(14)
Receive	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/30/2029		37,466,300	15	498	513	0	(19)
Receive	6-Month CLP-CHILIBOR	5.000	Semi-Annual	11/04/2029		20,856,900	0	212	212	0	(11)
Receive	6-Month CLP-CHILIBOR	5.013	Semi-Annual	11/04/2029		53,044,200	0	509	509	0	(28)
Receive	6-Month CLP-CHILIBOR	4.975	Semi-Annual	11/05/2029		27,189,600	0	307	307	0	(14)
Receive	6-Month CLP-CHILIBOR	5.010	Semi-Annual	11/05/2029		80,561,800	0	782	782	0	(42)
Receive(6)	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		92,857,100	(46)	(800)	(846)	9	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	CZK	5,600	12	(5)	7	0	0
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	2,288	2,288	0	(3)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	1,250	1,127	0	(2)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	2,024	4,507	3	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	(3,576)	(3,576)	29	0
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	(1,195)	(1,195)	7	0
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	(1,212)	(1,212)	7	0
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(4,102)	(4,102)	14	0
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(5,520)	(5,520)	19	0
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(4,058)	(4,058)	15	0
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(5,440)	(5,440)	13	0
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	3,102	3,102	0	(22)
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	4,217	4,230	0	(29)
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	2,112	2,112	0	(28)
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(5,022)	(5,022)	39	0
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(3,294)	(3,294)	29	0
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	4,801	4,801	0	(37)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	4,455	4,455	0	(49)
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	2,259	2,259	0	(34)
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	2,351	2,351	0	(34)
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	2,083	2,083	0	(35)
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	2,927	2,927	0	(56)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(675)	(675)	10	0
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(1,706)	(1,706)	26	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(486)	(510)	8	0
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(1,233)	(1,233)	8	0
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(1,977)	(2,604)	18	0
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(4,845)	(6,599)	44	0
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	2,333	2,333	0	(26)
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	2,260	2,260	0	(31)
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	2,133	2,133	0	(27)
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(2,726)	(2,726)	22	0
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(3,325)	(3,325)	26	0
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	2,527	2,527	0	(25)
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	2,130	2,130	0	(20)
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	(3,467)	(3,390)	49	0
Receive	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		833,000	0	(1,353)	(1,353)	20	0
Pay	6-Month CZK-PRIBOR	4.190	Annual	11/09/2028		1,437,700	0	1,170	1,170	0	(30)
Receive	6-Month CZK-PRIBOR	3.965	Annual	04/16/2029		1,583,500	0	(2,091)	(2,091)	25	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		210,100	122	271	393	0	(3)
Pay	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		4,436,000	495	(2,750)	(2,255)	0	(25)
Receive	6-Month CZK-PRIBOR	3.524	Annual	10/29/2029		1,505,400	0	434	434	7	0
Receive	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		2,785,800	93	887	980	13	0
Receive	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		26,900	18	(3)	15	0	0
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(5,474)	763	0	(33)
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	87	216	1	0
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	2,833	2,867	16	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	1,274	1,274	7	0
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(4,226)	(4,500)	0	(36)
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	140	405	3	0
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(4,160)	(5,032)	0	(53)
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	1,797	2,513	53	0
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		935,300	49	668	717	33	0
Receive	6-Month CZK-PRIBOR	4.060	Annual	04/17/2034		482,200	0	(828)	(828)	0	(16)
Receive	6-Month CZK-PRIBOR	4.155	Annual	04/17/2034		720,000	0	(1,477)	(1,477)	0	(25)
Receive	6-Month CZK-PRIBOR	4.290	Annual	04/18/2034		202,800	(369)	(143)	(512)	0	(7)
Receive	6-Month CZK-PRIBOR	4.300	Annual	04/18/2034		344,100	0	(881)	(881)	0	(12)
Pay	6-Month CZK-PRIBOR	3.545	Annual	07/16/2034		704,900	77	(790)	(713)	29	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026	HUF	10,484,500	9	1,449	1,458	0	(1)
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	2,850	2,934	0	(2)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(1,834)	(1,620)	6	0
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	3,117	4,093	0	(9)
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	2,051	2,966	0	(2)
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	624	689	0	(5)
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(448)	(448)	3	0
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	(184)	(184)	0	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(3,257)	(1,074)	1	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(3,262)	(1,483)	3	0
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	(3,650)	(3,650)	2	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	4,860	4,860	0	(1)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	4,234	4,234	0	(2)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	5,039	5,039	0	(12)
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(8,781)	(8,781)	22	0
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	2,641	1,901	0	(7)
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	5,458	5,458	0	(14)
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	10,030	10,030	0	(25)
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	857	1,196	0	(3)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	6,249	6,249	0	(23)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	949	949	0	(3)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	784	784	0	(3)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(3,579)	(3,539)	9	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(4,130)	(4,130)	9	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(1,778)	(1,778)	5	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(4,893)	(4,893)	10	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(3,898)	(3,898)	8	0
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(837)	(837)	2	0
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	1,951	1,951	0	(3)
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	1,730	1,730	0	(3)
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	13,810	12,824	0	(23)
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(8,279)	(8,279)	27	0
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(3,403)	(3,403)	11	0
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(4,664)	(4,655)	15	0
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	3,336	3,336	0	(13)
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		11,300,000	0	3,140	3,140	0	(12)
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	11,444	15,461	0	(60)
Receive	6-Month HUF-BBR	7.720	Annual	10/26/2028		26,760,000	0	(2,727)	(2,727)	46	0
Receive	6-Month HUF-BBR	7.740	Annual	10/26/2028		17,539,000	0	(1,818)	(1,818)	30	0
Pay	6-Month HUF-BBR	7.770	Annual	10/27/2028		36,940,100	5,173	(1,246)	3,927	0	(64)
Pay	6-Month HUF-BBR	6.060	Annual	12/13/2028		6,049,200	0	(265)	(265)	0	(8)
Receive	6-Month HUF-BBR	6.065	Annual	12/13/2028		25,307,800	735	363	1,098	34	0
Receive	6-Month HUF-BBR	6.550	Annual	04/04/2029		11,569,900	0	(955)	(955)	21	0
Receive	6-Month HUF-BBR	6.530	Annual	04/05/2029		6,196,500	0	(504)	(504)	11	0
Receive	6-Month HUF-BBR	6.587	Annual	04/05/2029		19,437,700	0	(1,702)	(1,702)	35	0
Receive	6-Month HUF-BBR	6.530	Annual	04/08/2029		8,896,400	0	(713)	(713)	16	0
Receive	6-Month HUF-BBR	6.560	Annual	04/08/2029		6,842,100	0	(571)	(571)	12	0
Receive	6-Month HUF-BBR	6.800	Annual	04/16/2029		13,186,700	0	(1,439)	(1,439)	23	0
Receive	6-Month HUF-BBR	6.830	Annual	04/17/2029		13,016,100	0	(1,461)	(1,461)	23	0
Receive	6-Month HUF-BBR	7.100	Annual	04/19/2029		12,189,200	0	(1,740)	(1,740)	21	0
Receive	6-Month HUF-BBR	7.000	Annual	04/22/2029		30,444,600	(1,958)	(2,016)	(3,974)	53	(1)
Receive	6-Month HUF-BBR	7.088	Annual	04/22/2029		20,000,000	0	(2,803)	(2,803)	34	0
Pay	6-Month HUF-BBR	6.250	Annual	05/21/2029		12,888,800	0	597	597	0	(19)
Pay	6-Month HUF-BBR	6.270	Annual	05/22/2029		25,722,600	762	486	1,248	0	(39)
Pay	6-Month HUF-BBR	6.281	Annual	05/22/2029		14,883,700	0	740	740	0	(22)
Pay	6-Month HUF-BBR	5.790	Annual	07/17/2029		11,334,700	0	(1,026)	(1,026)	0	(15)
Pay	6-Month HUF-BBR	5.825	Annual	07/17/2029		11,334,700	0	(984)	(984)	0	(15)
Pay	6-Month HUF-BBR	5.700	Annual	07/18/2029		11,345,600	0	(1,136)	(1,136)	0	(16)
Pay	6-Month HUF-BBR	5.722	Annual	07/18/2029		7,649,500	0	(748)	(748)	0	(11)
Pay	6-Month HUF-BBR	5.820	Annual	07/22/2029		11,148,400	0	(967)	(967)	0	(16)
Pay	6-Month HUF-BBR	5.842	Annual	07/22/2029		24,947,900	0	(2,105)	(2,105)	0	(35)
Pay	6-Month HUF-BBR	5.850	Annual	07/22/2029		2,939,400	0	(245)	(245)	0	(4)
Pay	6-Month HUF-BBR	5.545	Annual	08/02/2029		2,920,100	0	(331)	(331)	0	(5)
Pay	6-Month HUF-BBR	5.550	Annual	08/02/2029		20,000,000	0	(2,258)	(2,258)	0	(31)
Pay	6-Month HUF-BBR	5.300	Annual	08/07/2029		9,054,900	0	(1,257)	(1,257)	0	(14)
Pay	6-Month HUF-BBR	5.340	Annual	08/08/2029		520,500	0	(70)	(70)	0	(1)
Receive	6-Month HUF-BBR	6.090	Annual	10/21/2029		15,420,200	0	806	806	31	0
Receive	6-Month HUF-BBR	6.079	Annual	10/22/2029		48,002,600	1,788	787	2,575	98	0
Receive	6-Month HUF-BBR	6.118	Annual	10/22/2029		20,560,000	0	1,019	1,019	42	0
Receive	6-Month HUF-BBR	6.310	Annual	10/24/2029		11,600,000	0	341	341	23	0
Receive	6-Month HUF-BBR	6.550	Annual	10/25/2029		50,640,300	400	(182)	218	98	0
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027	PLN	191,900	0	1,543	1,543	29	0
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	907	907	31	0
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	2,024	2,024	63	0
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	960	960	37	0
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	685	685	37	0
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	245	245	12	0
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(292)	(292)	0	(12)
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(384)	(384)	0	(17)
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(1,041)	(1,041)	0	(37)
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(695)	(695)	0	(31)
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	1,806	1,806	41	0
Receive	6-Month PLN-WIBOR	5.170	Annual	01/24/2028		266,600	1,265	(2,953)	(1,688)	0	(41)
Receive	6-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(3,612)	(3,612)	0	(40)
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	2,034	2,034	30	0
Pay	6-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	1,554	3,282	53	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

Pay	6-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	1,053	1,053	36	0
Receive	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		118,300	(192)	457	265	0	(16)
Pay	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		88,400	688	(940)	(252)	10	0
Receive	6-Month PLN-WIBOR	4.255	Annual	12/27/2028		203,100	1,497	(203)	1,294	0	(31)
Receive	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		212,800	446	(211)	235	0	(34)
Receive	6-Month PLN-WIBOR	4.850	Annual	02/15/2029		309,600	0	(1,128)	(1,128)	0	(43)
Receive	6-Month PLN-WIBOR	4.865	Annual	02/16/2029		309,600	0	(1,169)	(1,169)	0	(43)
Receive	6-Month PLN-WIBOR	4.890	Annual	02/16/2029		218,100	0	(883)	(883)	0	(31)
Receive	6-Month PLN-WIBOR	4.825	Annual	03/13/2029		588,400	0	(2,088)	(2,088)	0	(70)
Receive	6-Month PLN-WIBOR	4.899	Annual	03/19/2029		562,900	404	(2,871)	(2,467)	0	(67)
Receive	6-Month PLN-WIBOR	4.975	Annual	03/29/2029		329,900	0	(1,747)	(1,747)	0	(38)
Pay	6-Month PLN-WIBOR	5.165	Annual	04/12/2029		250,600	(172)	2,035	1,863	31	0
Pay	6-Month PLN-WIBOR	5.054	Annual	05/15/2029		426,900	273	2,451	2,724	56	0
Pay	6-Month PLN-WIBOR	5.058	Annual	05/15/2029		200,000	0	1,284	1,284	26	0
Pay	6-Month PLN-WIBOR	5.060	Annual	05/15/2029		139,100	0	896	896	18	0
Pay	6-Month PLN-WIBOR	4.305	Annual	08/07/2029		645,000	(169)	(5,197)	(5,366)	62	0
Pay	6-Month PLN-WIBOR	4.270	Annual	08/08/2029		243,300	0	(2,113)	(2,113)	23	0
Pay	6-Month PLN-WIBOR	4.283	Annual	08/08/2029		243,300	0	(2,081)	(2,081)	23	0
Pay	6-Month PLN-WIBOR	4.495	Annual	08/12/2029		156,700	384	(1,363)	(979)	16	0
Receive	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		122,300	302	362	664	0	(11)
Pay	6-Month PLN-WIBOR	4.495	Annual	11/22/2029		493,600	(22)	(2,726)	(2,748)	41	0
Pay	6-Month PLN-WIBOR	4.513	Annual	11/25/2029		251,500	0	(1,346)	(1,346)	22	0
Receive	28-Day MXN-TIIE	9.480	Lunar	12/16/2025	MXN	834,000	1	111	112	7	0
Pay	28-Day MXN-TIIE	9.415	Lunar	12/25/2025		175,100	0	(25)	(25)	0	(2)
Pay(6)	28-Day MXN-TIIE	9.415	Lunar	10/25/2029		175,100	101	(81)	20	2	0
Receive(6)	28-Day MXN-TIIE	9.480	Lunar	10/10/2034		834,000	(584)	852	268	0	(22)
Pay(6)	CAONREPO	3.750	Annual	03/19/2027	CAD	310,000	3,656	723	4,379	180	0
Pay(6)	CAONREPO	3.250	Annual	03/19/2030		127,400	2,326	(150)	2,176	108	0
Pay(6)	CAONREPO	3.500	Annual	03/19/2035		316,300	12,253	(2,381)	9,872	452	0
Receive(6)	CAONREPO	3.500	Annual	03/19/2055		128,700	(8,354)	159	(8,195)	0	(473)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	34	(224)	0	(100)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	(130)	(9)	24	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(510)	(510)	64	0
Pay	CPURNSA	2.598	Maturity	04/10/2034		43,700	622	(122)	500	0	(53)
Receive	IRS CLP 5.28500 12/24/24-5Y CME	5.285	Semi-Annual	12/24/2029	CLP	21,848,800	0	(36)	(36)	0	(13)

							$126,976	$(76,837)	$50,139	$12,236	$(10,471)

Total Swap Agreements							$174,679	$(74,797)	$99,882	$12,600	$(10,950)

(f)

Securities with an aggregate market value of $20,716 and cash of $307,477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin liability of $(1,024) for closed futures and unsettled variation margin asset of $297 and liability of $(302) for closed swap agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2025		EUR	291,328		$306,309		$4,392		$0
		01/2025			$109,562		NZD	185,983	0		(5,500)
		01/2025			27,798		SGD	37,355	0		(430)
BOA		01/2025		CAD	8,634		$6,165		155		0
		01/2025		CNH	59,390		8,157		63		0
		01/2025		KRW	61,553,274		43,165		1,470		0
		01/2025			$3,744		IDR	59,816,074	0		(52)
		01/2025			25,992		JPY	3,963,185	0		(780)
		01/2025			590		PLN	2,396	0		(10)
		01/2025			25,294		SGD	34,072	0		(332)
		01/2025		ZAR	1,796,354		$99,274		4,209		0
		02/2025		HKD	277,459		35,709		0		(36)
		03/2025		HUF	3,490,988		8,900		145		0
		03/2025		PLN	41,488		10,200		184		0
		03/2025		TWD	1,163,340		36,000		548		0
		03/2025			$166		MXN	3,411	0		(5)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

	03/2025		27,700	PEN	103,640	0	(177)
BPS	01/2025	BRL	380,061		$62,712	1,192	0
	01/2025	CNH	174,287		23,926	173	0
	01/2025	CZK	239,877		10,072	209	0
	01/2025	IDR	392,557,820		24,042	0	(276)
	01/2025	KRW	5,757,778		4,127	228	0
	01/2025	PLN	727,527		178,729	2,705	0
	01/2025		$61,376	BRL	380,061	144	0
	01/2025		4,695	EUR	4,471	0	(62)
	01/2025		121	HUF	47,686	0	(1)
	01/2025		1,865	INR	159,939	0	0
	01/2025		3,327	JPY	524,400	9	0
	01/2025		4,163	KRW	6,178,173	24	0
	01/2025		15,398	PLN	62,732	0	(224)
	01/2025		7,274	TWD	235,943	0	(101)
	01/2025		89,554	ZAR	1,584,144	0	(5,718)
	02/2025	CNH	385,689		$53,236	639	0
	02/2025		$11	CNH	79	0	0
	03/2025	IDR	2,457,233,142		$151,158	949	(643)
	03/2025	INR	160,766		1,865	2	0
	03/2025	JPY	23,251,334		149,600	722	(134)
	03/2025	KRW	6,162,229		4,163	0	(20)
	03/2025	MXN	63,323		3,086	87	0
	03/2025		$24,042	IDR	393,747,878	156	0
	03/2025		38,085	ILS	136,775	0	(391)
	03/2025		492	MXN	10,072	0	(15)
	03/2025		21,511	NZD	38,000	0	(233)
	03/2025		900	PEN	3,367	0	(6)
	03/2025	ZAR	993,418		$52,659	385	(6)
	04/2025	TWD	233,888		7,252	107	0
	05/2025	CNH	123,914		17,122	157	0
	05/2025		$1,246	CNH	9,051	0	(7)
BRC	01/2025	AUD	321,018		$203,564	4,867	0
	01/2025	CAD	4,399		3,060	0	(2)
	01/2025	EUR	6,580		6,971	152	0
	01/2025	GBP	1,888		2,390	27	0
	01/2025	HUF	5,901,550		15,101	257	0
	01/2025	IDR	24,211,795		1,523	29	0
	01/2025	MYR	105,279		23,798	291	0
	01/2025	SEK	15,650		1,427	11	0
	01/2025	SGD	222,256		164,690	1,859	0
	01/2025	TRY	132,863		3,605	0	(85)
	01/2025		$130,261	CAD	183,446	1	(2,583)
	01/2025		356,188	GBP	282,946	0	(2,004)
	01/2025		298	HUF	117,108	0	(3)
	01/2025		10,609	IDR	166,667,972	0	(308)
	01/2025		39,998	JPY	5,978,422	0	(2,002)
	01/2025		48,504	MYR	214,612	0	(586)
	01/2025		7,924	TRY	294,191	299	0
	02/2025	THB	262,684		$7,728	0	0
	02/2025	TRY	52,438		1,381	0	(25)
	02/2025		$6,025	JPY	943,742	0	(7)
	02/2025		61	RON	291	0	(1)
	02/2025		4,078	TRY	154,798	76	0
	03/2025	TRY	96,150		$2,511	0	(31)
	03/2025		$15,266	EUR	14,625	0	(66)
	03/2025		12,827	GBP	10,062	0	(237)
	03/2025		81,655	ILS	290,790	0	(1,516)
	03/2025		395	MXN	8,079	0	(12)
	03/2025		190	TRY	7,249	3	0
	03/2025	ZAR	68,360		$3,630	32	0
CBK	01/2025	CNH	12,388		1,702	13	0
	01/2025	CZK	160,963		6,735	117	0
	01/2025	GBP	1,171		1,494	28	0
	01/2025	IDR	505,919,397		31,308	0	(32)
	01/2025	INR	9,980,395		117,978	1,588	0
	01/2025	KRW	23,863,788		17,274	1,104	0
	01/2025	TWD	2,644,243		83,303	2,917	0
	01/2025		$2,736	CAD	3,841	0	(63)
	01/2025		1,870	EUR	1,779	0	(26)
	01/2025		1,083	HUF	428,079	0	(7)
	01/2025		28,695	IDR	453,382,138	0	(609)
	01/2025		18,296	INR	1,560,037	0	(103)
	01/2025		3,297	KRW	4,837,411	0	(18)
	01/2025		598	TRY	21,222	0	0
	01/2025		7,620	TWD	247,351	0	(101)
	02/2025	BRL	953,475		$164,961	11,542	0
	02/2025	CLP	2,339,644		2,392	41	0
	02/2025	PHP	2,694,669		46,365	206	0
	03/2025	CNH	370,884		51,100	464	0
	03/2025	COP	316,182,062		70,787	0	(248)
	03/2025	CZK	274,819		11,500	189	0
	03/2025	HUF	4,948,727		12,608	197	0
	03/2025	INR	1,567,034		18,296	130	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

	03/2025	KRW	4,825,493		3,297	21	0
	03/2025		$7,800	COP	34,187,400	0	(119)
	03/2025		31,308	IDR	507,417,590	11	(136)
	03/2025		23,700	INR	2,023,802	0	(235)
	03/2025		41,833	PEN	155,926	0	(424)
	03/2025		26,000	THB	880,360	0	(50)
	03/2025	ZAR	339,843		$17,911	26	0
	04/2025	PEN	8,278		2,224	26	0
DUB	01/2025	BRL	88,356		14,269	0	(33)
	01/2025	CHF	330,410		369,762	5,325	0
	01/2025	CZK	923,087		38,805	851	0
	01/2025	KRW	21,059,348		15,111	844	0
	01/2025		$15,755	BRL	88,356	0	(1,453)
	01/2025		5,466	PLN	22,360	0	(55)
	02/2025	THB	2,289,690		$67,187	0	(170)
	02/2025		$86	RON	407	0	(1)
	02/2025		120,374	THB	4,041,799	0	(1,473)
FAR	01/2025	BRL	292,666		$47,263	0	(111)
	01/2025		$35,642	AUD	54,925	0	(1,646)
	01/2025		47,565	BRL	292,666	0	(191)
	01/2025		800	TWD	25,947	0	(11)
	02/2025	BRL	294,209		$47,565	225	0
GLM	01/2025	KRW	9,808,181		7,138	490	0
	01/2025	NZD	557,700		321,393	9,346	0
	01/2025	PLN	2,902		718	16	0
	01/2025	SGD	8,721		6,437	48	0
	01/2025	TRY	21,529		572	0	(29)
	01/2025	TWD	722,192		22,486	531	0
	01/2025		$37,299	IDR	593,019,126	0	(685)
	01/2025		6,892	PLN	28,058	0	(105)
	01/2025		3,170	SGD	4,253	0	(54)
	01/2025	ZAR	50,454		$2,739	69	0
	02/2025	MXN	61,814		3,036	91	0
	02/2025		$37	PHP	2,187	0	0
	03/2025	CLP	92,764,413		$94,846	1,656	0
	03/2025	IDR	82,895,128		5,039	0	(50)
	03/2025	PLN	49,866		12,175	136	0
	03/2025	TRY	17,908		374	0	(99)
	03/2025		$104,822	BRL	620,763	31	(5,525)
IND	01/2025	SEK	3,102,700		$284,167	3,556	0
JPM	01/2025	HUF	36,838,776		94,449	1,785	0
	01/2025	IDR	1,225,499,585		77,154	1,513	(4)
	01/2025	INR	1,950,700		23,040	291	0
	01/2025	JPY	27,588,200		180,030	4,527	0
	01/2025	KRW	429,232		301	10	0
	01/2025	TRY	124,224		3,468	0	(10)
	01/2025	TWD	401,227		12,413	215	0
	01/2025		$46,278	CNH	334,903	0	(636)
	01/2025		476	HUF	188,616	0	(1)
	01/2025		160,990	INR	13,696,702	0	(1,262)
	01/2025		6,614	JPY	990,406	0	(313)
	01/2025		15,919	PLN	64,747	0	(253)
	01/2025		6,889	SGD	9,245	0	(116)
	01/2025		1,852	TRY	66,772	12	0
	01/2025		4,285	TWD	139,244	0	(52)
	02/2025	PHP	1,962,419		$33,550	0	(66)
	03/2025	BRL	71,246		11,700	317	0
	03/2025	HUF	1,608,768		4,092	58	0
	03/2025	IDR	324,972,843		19,902	79	(127)
	03/2025	KRW	28,790,677		20,100	558	0
	03/2025	MXN	287,373		14,000	390	0
	03/2025	PLN	5,015		1,225	14	0
	03/2025		$15,000	BRL	93,870	0	(3)
	03/2025		315	IDR	5,160,290	2	0
	03/2025		38,600	MXN	790,259	0	(1,173)
	03/2025		22,200	ZAR	398,280	0	(1,240)
	05/2025		489	TRY	21,733	57	0
MBC	01/2025	AUD	10,550		$6,796	266	0
	01/2025	CAD	3,478		2,449	29	0
	01/2025	CNH	135,710		18,643	148	0
	01/2025	EUR	6,705		7,066	117	0
	01/2025	GBP	4,646		5,896	80	0
	01/2025	INR	1,049,512		12,405	166	0
	01/2025	KRW	28,905,077		20,804	1,227	0
	01/2025	NOK	2,537,005		226,423	3,560	0
	01/2025	SEK	3,925		356	1	0
	01/2025		$109,640	CHF	96,209	0	(3,523)
	01/2025		107,734	EUR	102,258	0	(1,760)
	01/2025		2,146	GBP	1,714	1	(2)
	01/2025		786	INR	67,304	0	(1)
	01/2025		1,159	NOK	12,813	0	(33)
	01/2025		12,326	PLN	50,280	0	(161)
	01/2025		85,263	SEK	928,508	0	(1,288)
	01/2025		6,037	SGD	8,102	0	(102)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	11,298	TWD	367,595	0	(123)
02/2025	HKD	241,955	$31,152	0	(18)
02/2025	THB	682	20	0	0
02/2025	$34,139	THB	1,153,382	0	(209)
03/2025	IDR	122,441,621	$7,601	84	0
03/2025	INR	67,653	786	1	0
03/2025	$26,055	ILS	92,682	0	(512)
03/2025	493	MXN	10,182	0	(11)
04/2025	TWD	365,499	$11,298	132	0
05/2025	CNH	125,071	17,277	154	0
05/2025	$654	CNH	4,750	0	(4)
MYI	01/2025	HUF	10,779,442	$27,660	546	0
01/2025	$431	HUF	172,010	1	0
01/2025	28,475	IDR	450,178,534	0	(588)
RBC	01/2025	1,322	GBP	1,039	0	(21)
02/2025	11,264	JPY	1,764,391	0	(13)
03/2025	MXN	826,950	$40,380	1,216	0
RYL	01/2025	EUR	4,468	4,697	66	0
01/2025	$1,130	AUD	1,752	0	(45)
01/2025	178	ZAR	3,345	0	(1)
SCX	01/2025	GBP	494,305	$627,535	8,780	0
01/2025	INR	3,703,164	43,787	602	0
01/2025	KRW	127,652	89	3	0
01/2025	TWD	380,481	11,878	312	0
01/2025	$172	CHF	151	0	(5)
01/2025	12,172	CNH	87,942	0	(186)
01/2025	24,871	IDR	392,963,146	0	(616)
01/2025	838	KRW	1,229,897	0	(4)
01/2025	11,089	SGD	14,912	0	(164)
01/2025	5,965	TWD	194,540	0	(51)
02/2025	14,168	JPY	2,219,254	0	(17)
03/2025	KRW	1,226,796	$838	5	0
04/2025	TWD	193,586	5,965	51	0
05/2025	CNH	259,556	36,005	469	0
SOG	01/2025	$34,007	PLN	138,007	0	(615)
02/2025	285	RON	1,360	0	(3)
03/2025	SGD	34,592	$25,700	293	0
SSB	03/2025	$16,700	COP	73,279,600	0	(237)
03/2025	9,835	PEN	36,561	0	(126)
TOR	01/2025	41,603	JPY	6,259,163	0	(1,785)
UAG	01/2025	CAD	756,988	$530,684	3,819	0
01/2025	CZK	1,343,089	56,345	1,122	0
01/2025	JPY	20,080,000	128,735	814	0
01/2025	$76,840	NOK	854,110	0	(1,810)
01/2025	6,950	PLN	28,242	0	(115)
02/2025	TRY	65,520	$1,726	0	(44)
02/2025	$136	RON	644	0	(2)

Total Forward Foreign Currency Contracts	$102,686	$(57,940)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	3-Month MYR-KLIBOR(1)	3.500%	Quarterly	03/19/2030	MYR	179,300	$(90)	$168	$78	$0
SCX	Pay	3-Month MYR-KLIBOR(1)	3.500	Quarterly	03/19/2030	1,011,100	1,210	(1,654)	0	(444)

$1,120	$(1,486)	$78	$(444)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	BOVESPA Index	4,790	0.000%	Maturity	02/12/2025	BRL	603,856	$0	$3,481	$3,481	$0
Pay	KOSPI2 Index	175,500,000	0.000%	Maturity	03/13/2025	KRW	55,806,475	0	(109)	0	(109)
Receive	Thailand Equity Index	1,506,400	0.000%	Maturity	03/28/2025	THB	1,342,635	0	540	540	0

$0	$3,912	$4,021	$(109)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Apple, Inc.	666,800	5.600% (FEDL01 plus a specified spread)	Monthly	01/27/2025	$172,715	$0	$5,896	$5,896	$0

Total Swap Agreements								$1,120	$8,322	$9,995	$(553)

(i)

Securities with an aggregate market value of $13,309 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)									This instrument has a forward starting effective date.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$97,549		$0	$97,549
Industrials						0	31,329		0	31,329
Utilities						0	12,389		0	12,389
U.S. Government Agencies						0	34,563		0	34,563
Non-Agency Mortgage-Backed Securities						0	6,099		500	6,599
Asset-Backed Securities
Automobile ABS Other						0	4,914		0	4,914
Automobile Sequential						0	16,123		0	16,123
CMBS Other						0	2,474		0	2,474
Credit Card Bullet						0	25,005		0	25,005
Other ABS						0	36,653		0	36,653
Common Stocks
Information Technology						166,980	0		0	166,980
Commodities						0	434,251		0	434,251
Short-Term Instruments
Repurchase Agreements						0	309,300		0	309,300
Japan Treasury Bills						0	127,603		0	127,603
U.S. Treasury Bills						0	117,877		0	117,877

						$166,980	$1,256,129		$500	$1,423,609
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$922,977	$0		$0	$922,977

Total Investments						$1,089,957	$1,256,129		$500	$2,346,586

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(209,156)		$0	$(209,156)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						12,065	12,726		0	24,791
Over the counter						0	112,681		0	112,681

						$12,065	$125,407		$0	$137,472
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(13,638)	(11,049)		0	(24,687)
Over the counter						0	(58,493)		0	(58,493)

						$(13,638)	$(69,542)		$0	$(83,180)

Total Financial Derivative Instruments						$(1,573)	$55,865		$0	$54,292

Totals						$1,088,384	$1,102,838		$500	$2,191,722

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	23.2%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	10.7%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	0.6%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	29.5%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	19.1%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	28.5%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover

Notes to Financial Statements (Cont.)

outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,504,348	$330,040	$(596,460)	$(27,335)	$(47,503)	$2,163,090	$191,243	$0
PIMCO All Asset: Multi-Real Fund	2,282,525	601,166	(1,079,794)	(116,255)	51,363	1,739,005	119,903	0
PIMCO Emerging Markets Bond Fund	93,238	933	(93,519)	5,626	(6,278)	0	1,020	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,344	88,845	(35,830)	(1,349)	(12,200)	329,810	15,826	0
PIMCO Emerging Markets Local Currency and Bond Fund	455,282	103,285	(78,702)	(3,180)	(20,153)	456,532	23,090	0
PIMCO Extended Duration Fund	241,556	60,229	(126,648)	(88,924)	70,553	156,766	2,962	0
PIMCO Government Money Market Fund	104,412	2,269,479	(2,306,118)	0	1	67,774	2,518	0
PIMCO High Yield Fund	409,488	148,650	(110,563)	420	785	448,780	17,725	0
PIMCO Income Fund	164,095	66,779	(86,366)	1,226	(2,334)	143,400	7,326	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,426	120,746	(286,177)	4,140	(3,788)	565,347	22,916	3,651
PIMCO Investment Grade Credit Bond Fund	79,451	2,495	(11,684)	(1,803)	1,709	70,168	2,511	0
PIMCO Long Duration Total Return Fund	260,896	66,254	(144,667)	(8,721)	1,185	174,947	6,374	0
PIMCO Long-Term Real Return Fund	85,719	55,252	(36,568)	(1,379)	(3,404)	99,620	4,737	0
PIMCO Long-Term U.S. Government Fund	354,307	62,808	(166,284)	(54,302)	39,077	235,606	7,659	0
PIMCO Low Duration Fund	1,445,476	809,420	(970,797)	(1,951)	14,475	1,296,623	42,869	0
PIMCO RAE Emerging Markets Fund	372,328	107,904	(88,661)	4,670	(17,854)	378,387	19,553	3,475
PIMCO RAE Fundamental Advantage PLUS Fund	467,190	52,615	(82,497)	(1,118)	(50,308)	385,882	14,702	0
PIMCO RAE International Fund	141,298	91,939	(89,230)	938	(15,731)	129,214	6,140	8,407
PIMCO RAE PLUS EMG Fund	109,462	8,202	(17,024)	1,368	(5,041)	96,967	8,202	0
PIMCO RAE PLUS International Fund	104,591	5,680	(14,909)	(2,754)	(2,265)	90,343	5,680	0
PIMCO RAE US Fund	96,972	93,308	(28,441)	(397)	(18,023)	143,419	6,944	9,397
PIMCO RAE US Small Fund	110,112	32,172	(52,194)	7,839	1,725	99,654	1,782	1,417
PIMCO RAE Worldwide Long/Short PLUS Fund	471,162	60,151	(107,572)	(2,254)	(23,104)	398,383	50,246	0
PIMCO Real Return Fund	123,746	83,662	(55,167)	867	(770)	152,338	4,624	0
PIMCO RealEstateRealReturn Strategy Fund	168,535	5,977	(32,133)	711	8,021	151,111	960	0
PIMCO Total Return Fund	1,086,151	428,162	(588,552)	(38,863)	27,182	914,080	35,857	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	437,643	98,860	(69,244)	(3,399)	(23,186)	440,674	0	0
Totals	$13,190,753	$5,855,013	$(7,355,801)	$(326,179)	$(35,866)	$11,327,920	$623,369	$26,347

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$185,814	$55,691	$(176,160)	$(7,538)	$9,143	$66,950	$5,748	$0
PIMCO All Authority: Multi-RAE PLUS Fund	266,116	20,795	(104,053)	(1,858)	6,785	187,785	97	0
PIMCO CommoditiesPLUS® Strategy Fund	16,328	10,746	(26,219)	96	(951)	0	433	0
PIMCO CommodityRealReturn Strategy Fund®	29,174	25,769	(43,423)	339	(292)	11,567	504	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	37,383	10,786	(15,540)	(961)	(343)	31,325	1,639	0
PIMCO Emerging Markets Local Currency and Bond Fund	59,652	15,213	(28,607)	1,470	(3,716)	44,012	2,357	0
PIMCO Extended Duration Fund	43,093	6,059	(28,222)	(29,316)	26,938	18,552	407	0
PIMCO Government Money Market Fund	14,570	608,576	(612,486)	0	0	10,660	1,361	0
PIMCO High Yield Fund	65,187	18,030	(27,182)	727	(471)	56,291	2,509	0
PIMCO High Yield Spectrum Fund	15,247	4,360	(6,990)	89	180	12,886	660	0
PIMCO Income Fund	17,842	2,710	(7,633)	291	(373)	12,837	705	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	122,751	26,077	(54,117)	(139)	186	94,758	3,758	584
PIMCO Investment Grade Credit Bond Fund	9,367	261	(2,874)	(447)	467	6,774	264	0
PIMCO Long Duration Total Return Fund	45,472	6,459	(30,760)	(11,108)	10,365	20,428	896	0
PIMCO Long-Term Credit Bond Fund	11,711	274	(11,873)	(4,556)	4,535	91	281	0
PIMCO Long-Term Real Return Fund	28,253	12,072	(15,349)	(581)	(624)	23,771	1,233	0
PIMCO Long-Term U.S. Government Fund	52,500	7,782	(31,250)	(14,208)	12,451	27,275	942	0
PIMCO Low Duration Credit Fund	9,100	4,809	(2,783)	109	(23)	11,212	441	0
PIMCO Low Duration Fund	370,307	247,267	(317,587)	1,418	782	302,187	9,785	0
PIMCO RAE Emerging Markets Fund	43,411	11,537	(15,666)	2,786	(3,805)	38,263	1,977	357
PIMCO RAE Fundamental Advantage PLUS Fund	70,524	5,657	(25,162)	(460)	(6,213)	44,346	1,845	0
PIMCO RAE International Fund	16,836	10,344	(12,018)	375	(1,943)	13,594	656	931
PIMCO RAE PLUS EMG Fund	12,595	840	(4,033)	642	(892)	9,152	840	0
PIMCO RAE PLUS International Fund	15,625	750	(4,740)	(8,854)	8,308	11,089	750	0
PIMCO RAE US Small Fund	0	5,823	(6,201)	378	0	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	69,388	6,035	(27,347)	29	(2,654)	45,451	6,036	0
PIMCO Real Return Fund	38,998	17,622	(22,028)	280	(218)	34,654	1,214	0

Notes to Financial Statements (Cont.)

PIMCO RealEstateRealReturn Strategy Fund	67,950	74,204	(66,188)	1,684	(973)	76,677	440	0
PIMCO Total Return Fund	262,518	63,909	(130,404)	(5,735)	4,244	194,532	8,055	0
PIMCO TRENDS Managed Futures Strategy Fund	69,754	18,110	(22,651)	(570)	(3,494)	61,149	0	0
Totals	$2,067,466	$1,298,567	$(1,879,546)	$(75,618)	$57,399	$1,468,268	$55,833	$1,872

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$65,675	$3,857	$(26,819)	$(3,094)	$3,813	$43,432	$3,086	$0
PIMCO Emerging Markets Corporate Bond Fund	62,584	4,356	(24,263)	(2,924)	3,564	43,317	2,379	0
PIMCO Emerging Markets Local Currency and Bond Fund	126,998	11,181	(48,329)	(5,264)	1,576	86,162	6,115	0
PIMCO Short-Term Floating NAV Portfolio III	8,648	55,666	(59,595)	7	1	4,727	270	0
Totals	$263,905	$75,060	$(159,006)	$(11,275)	$8,954	$177,638	$11,850	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$0	$29,369	$0	$0	$(244)	$29,125	$290	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	58,848	0	0	(78)	58,770	459	360
PIMCO Short Asset Portfolio	38,279	6,710	(45,083)	(789)	953	70	1,473	0
PIMCO Short-Term Floating NAV Portfolio III	23,352	297,410	(293,200)	5	3	27,570	1,316	0
PIMCO Total Return Fund	0	29,413	0	0	(430)	28,983	221	0
Totals	$61,631	$421,750	$(338,283)	$(784)	$204	$144,518	$3,759	$360

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$113,109	$6,092	$0	$0	$(4,919)	$114,282	$6,131	$0
PIMCO Commodity Strategy Active Exchange-Traded Fund	0	1,003	0	0	(25)	978	36	0
PIMCO Short-Term Floating NAV Portfolio III	15,197	447,868	(462,800)	5	1	271	170	0
Totals	$128,306	$454,963	$(462,800)	$5	$(4,943)	$115,531	$6,337	$0

PIMCO Preferred And Capital Securities Active ETF

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$0	$28,423	$0	$0	$186	$28,609	$745	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Opportunities Bond Fund	$8,445	$31,585	$(1)	$0	$(69)	$39,960	$1,274	$0
PIMCO High Yield Fund	57,508	137,683	0	0	(295)	194,896	8,291	0
PIMCO Total Return Fund	30,005	0	(1)	0	(29)	29,975	2,006	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$147,880	$21,940	$0	$0	$870	$170,690	$6,282	$0
PIMCO Diversified Income Fund	27,628	0	(27,628)	(658)	658	0	33	0
PIMCO Dynamic Bond Fund	0	121,826	0	0	228	122,054	893	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	23,543	30,426	0	0	199	54,168	1,294	0
PIMCO Emerging Markets Local Currency and Bond Fund	32,429	1,336	0	0	184	33,949	1,347	0
PIMCO Extended Duration Fund	24,693	581	(25,328)	(555)	609	0	682	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	689,618	28,424	0	0	3,915	721,957	28,643	0
PIMCO Long Duration Total Return Fund	67,430	1,588	(69,165)	(1,493)	1,640	0	1,863	0
PIMCO Low Duration Fund	224,548	495,139	0	0	1,976	721,663	12,178	0
PIMCO Low Duration Fund II	11,509	24,903	0	0	147	36,559	899	0
PIMCO Low Duration Opportunities Fund	0	4,321	0	0	5	4,326	19	0
PIMCO Moderate Duration Fund	22,723	536	(23,308)	(452)	501	0	628	0
PIMCO RAE Fundamental Advantage PLUS Fund	36,944	1,501	(9,249)	51	154	29,401	1,515	0
PIMCO RAE PLUS EMG Fund	17,554	567	(18,186)	144	(79)	0	609	0
PIMCO RAE PLUS Fund	49,491	28,047	(1)	0	347	77,884	2,354	0
PIMCO RAE PLUS International Fund	13,786	545	(2,702)	11	62	11,702	550	0
PIMCO RAE PLUS Small Fund	11,444	5,025	0	0	77	16,546	528	0
PIMCO Short Asset Investment Fund	0	35,458	0	0	66	35,524	348	0
PIMCO Short-Term Fund	7,851	324	(1)	0	45	8,219	326	0
PIMCO StocksPLUS® Absolute Return Fund	115,811	3,963	(59,395)	(1,609)	2,070	60,840	4,016	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® Fund	100,266	42,440	0	0	651	143,357	4,461	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	129,476	56,547	0	0	844	186,867	5,775	0
PIMCO StocksPLUS® International Fund (Unhedged)	11,417	0	(11,423)	76	(70)	0	31	0
PIMCO StocksPLUS® Short Fund	10,290	1,918	(6,114)	51	8	6,153	424	0
PIMCO StocksPLUS® Small Fund	52,713	1,242	(54,075)	(1,229)	1,349	0	1,464	0
PIMCO Total Return Fund	2,226,152	91,755	0	0	12,637	2,330,544	92,462	0
PIMCO Total Return Fund II	18,500	436	(18,977)	(379)	420	0	511	0
PIMCO TRENDS Managed Futures Strategy Fund	694,309	176,452	(150,000)	(412)	4,653	725,002	30,948	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$14,652	$98,372	$(110,301)	$13	$2	$2,738	$380	$0
PIMCO California Municipal Bond Fund	12,502	130,872	(137,600)	14	5	5,793	677	0
PIMCO California Municipal Intermediate Value Fund	1,098	7,534	(7,000)	1	0	1,633	34	0
PIMCO California Municipal Opportunistic Value Fund	20,949	91,284	(95,300)	11	2	16,946	692	0
PIMCO California Short Duration Municipal Income Fund	3,441	68,889	(61,601)	7	2	10,738	289	0
PIMCO CommoditiesPLUS® Strategy Fund	59,749	201,447	(237,400)	42	17	23,855	2,278	0
PIMCO CommodityRealReturn Strategy Fund®	73,328	1,848,461	(1,760,501)	48	89	161,425	6,560	0
PIMCO Credit Opportunities Bond Fund	8,817	25,736	(34,554)	0	1	0	42	0
PIMCO Diversified Income Fund	271,316	792,920	(772,200)	173	60	292,269	9,807	0
PIMCO Dynamic Bond Fund	192,251	1,215,805	(1,072,439)	94	230	335,941	12,837	0
PIMCO Emerging Markets Bond Fund	32,839	833,499	(799,100)	3	19	67,260	1,901	0
PIMCO Emerging Markets Corporate Bond Fund	8,144	50,894	(56,899)	7	(2)	2,144	198	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	28,810	224,016	(194,500)	15	18	58,359	520	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,745	1,041,449	(1,041,900)	57	3	36,354	1,960	0
PIMCO Extended Duration Fund	3,908	760,071	(756,200)	(1)	(1)	7,777	172	0
PIMCO Global Advantage® Strategy Bond Fund	6,545	95,692	(101,500)	12	1	750	196	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	196	760,064	(745,100)	68	2	15,230	1,661	0

Notes to Financial Statements (Cont.)

PIMCO GNMA and Government Securities Fund	3,955	619,683	(623,620)	9	0	27	491	0
PIMCO High Yield Fund	26,841	1,019,720	(1,046,620)	173	6	120	4,142	0
PIMCO High Yield Municipal Bond Fund	348,166	1,449,509	(1,651,900)	374	23	146,172	13,814	0
PIMCO High Yield Spectrum Fund	5,465	30,533	(35,800)	0	1	199	36	0
PIMCO Income Fund	7,513,918	50,398,950	(51,199,500)	3,297	(613)	6,716,052	223,189	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	275,207	6,579,657	(6,415,900)	811	78	439,853	16,824	0
PIMCO International Bond Fund (Unhedged)	160	322,250	(322,180)	30	0	260	450	0
PIMCO Investment Grade Credit Bond Fund	163,776	7,210,883	(7,174,900)	256	33	200,048	9,483	0
PIMCO Long Duration Total Return Fund	4,322	4,695,582	(4,587,000)	59	43	113,006	3,145	0
PIMCO Long-Term Credit Bond Fund	52,566	4,427,804	(4,433,700)	(62)	3	46,611	2,632	0
PIMCO Long-Term Real Return Fund	5,169	189,146	(189,300)	(2)	3	5,016	137	0
PIMCO Long-Term U.S. Government Fund	24,358	3,634,371	(3,619,700)	67	5	39,101	2,371	0
PIMCO Low Duration Credit Fund	6,660	83,655	(88,400)	1	0	1,916	158	0
PIMCO Low Duration Fund	95,189	1,017,032	(1,112,359)	126	12	0	7,003	0
PIMCO Low Duration Fund II	16,101	48,508	(61,601)	7	5	3,020	517	0
PIMCO Low Duration Income Fund	219,736	2,969,893	(3,105,601)	767	64	84,859	21,031	0
PIMCO Low Duration Opportunities Fund	3,091	39,267	(33,400)	0	10	8,968	467	0
PIMCO Moderate Duration Fund	226	57,471	(50,121)	1	2	7,579	69	0
PIMCO Mortgage Opportunities and Bond Fund	133,892	5,539,690	(5,668,737)	194	8	5,047	8,078	0
PIMCO Municipal Bond Fund	264,786	707,797	(876,400)	223	109	96,515	11,425	0
PIMCO National Intermediate Municipal Bond Fund	64,554	188,889	(229,700)	45	10	23,798	2,221	0
PIMCO National Municipal Intermediate Value Fund	7,125	29,051	(36,100)	6	(2)	80	155	0
PIMCO National Municipal Opportunistic Value Fund	14,233	72,717	(79,900)	10	(1)	7,059	324	0
PIMCO New York Municipal Bond Fund	54,435	223,108	(236,700)	20	28	40,891	2,029	0
PIMCO Preferred and Capital Securities Fund	51,567	568,915	(575,400)	37	16	45,135	2,225	0
PIMCO RAE Fundamental Advantage PLUS Fund	115	9,096	(9,199)	4	0	16	96	0
PIMCO RAE PLUS EMG Fund	7,999	2,229	(10,200)	3	1	32	135	0
PIMCO RAE PLUS Fund	15,526	51,402	(66,900)	14	(7)	35	211	0
PIMCO RAE PLUS International Fund	1,281	40	(1,200)	1	0	122	40	0
PIMCO RAE PLUS Small Fund	4,076	2,142	(6,200)	1	1	20	45	0
PIMCO RAE Worldwide Long/Short PLUS Fund	32,000	7,655	(39,600)	(214)	235	76	774	0
PIMCO Real Return Fund	11,268	2,295,112	(2,243,499)	58	(6)	62,933	3,994	0
PIMCO RealEstateRealReturn Strategy Fund	39	566,361	(550,100)	14	0	16,314	260	0
PIMCO Short Asset Investment Fund	89	693,569	(632,100)	40	19	61,617	1,855	0

Notes to Financial Statements (Cont.)

PIMCO Short Duration Municipal Income Fund	23,628	184,052	(179,501)	31	(2)	28,208	861	0
PIMCO Short-Term Fund	210,415	5,528,106	(5,528,300)	65	61	210,347	8,780	0
PIMCO StocksPLUS® Absolute Return Fund	0	662,915	(576,600)	(16)	44	86,343	3,092	0
PIMCO StocksPLUS® Fund	26,348	353,893	(373,400)	24	(3)	6,862	1,107	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	101,866	1,329,028	(1,431,079)	184	1	0	3,688	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	69,730	(67,400)	7	1	2,338	330	0
PIMCO StocksPLUS® Long Duration Fund	63,309	614,842	(669,800)	14	1	8,366	448	0
PIMCO StocksPLUS® Short Fund	5,041	34,790	(32,400)	3	4	7,438	191	0
PIMCO StocksPLUS® Small Fund	0	325,735	(289,400)	(14)	6	36,327	1,225	0
PIMCO Total Return Fund	753,674	16,096,061	(15,182,700)	648	346	1,668,029	43,960	0
PIMCO Total Return Fund II	1,060	223,122	(212,800)	(1)	1	11,382	119	0
PIMCO Total Return Fund IV	196	76,161	(65,300)	0	3	11,060	159	0
PIMCO TRENDS Managed Futures Strategy Fund	205,155	1,089,363	(1,096,700)	83	74	197,975	5,433	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2024 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2024	Dividend Income	Shares Held at 12/31/2024
Amsurg Equity	$295,175	$0	$0	$0	$(21,738)	$273,437	$0	5,968,052
Clear Channel Outdoor Holdings, Inc.	83,923	0	0	0	(14,241)	69,682	0	50,862,666
iHeartMedia, Inc. 'A'	18,869	0	0	0	(994)	17,875	0	9,028,024
iHeartMedia, Inc. 'B'	22,975	0	0	0	(1,209)	21,766	0	12,214,441
Neiman Marcus Group Ltd. LLC	134,616	0	(127,268)	97,645	(104,993)	0	0	919,864
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768
Windstream Holdings II LLC - Exp. 10/25/2059	0	43,770	0	0	0	43,770	0	3,366,894
Windstream Units	161,623	0	0	0	(37,281)	124,342	0	5,118,377

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BAR	Barclays PLC Corporate RRP/REPO trading	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
BUS	The Bank of Nova Scotia	MBC	HSBC Bank Plc	STR	State Street FICC Repo
CBK	Citibank N.A.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PKR	Pakistani Rupee
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
AZN	Azerbaijani Manat	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu
CAD	Canadian Dollar	INR	Indian Rupee	RSD	Serbian Dinar
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KES	Kenyan Schilling	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	OMX	Stockholm 30 Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMCT3	Bloomberg Custom Commodity Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR001M	1 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	EUR012M	12 Month EUR Swap Rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 100	Standard & Poor's 100 Index
BOVESPA	Brazil Bovespa Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	FTSE/JSE	South African Performance Index	SIBCSORA	Singapore Overnight Rate Average
BR1STL	Brent 1st Line Future	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SINGM92U	Singapore Mogas Gasoline 92 Unleaded Future
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG GA	Singapore Gasoil (Platts)
CAC	Cotation Assistée en Continu	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SNG KEROS	Singapore Jet Kerosene (Platts)
CAONREPO	Canadian Overnight Repo Rate Average	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CIXBSTR3	Custom Commodity Index	JMABNIC	J.P. Morgan Nic Custom Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIU5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	KOSPI	Korea Composite Stock Price Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index	TOPIX	Tokyo Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	MLPIPOWR	Bank of America Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month

CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR6M	Term SOFR 6-Month
DAX	Deutscher Aktien Index 30	NDDUEAFE	MSCI EAFE Index	UKRPI	United Kingdom Retail Prices Index

DJITR	Dow Jones Industrial Average Total Return	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	US0003M	ICE 3-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future	VSTOXX	Euro Stoxx 50 Volatility Index
EAFE	Europe, Australasia, and Far East Stock Index	NDUEEGF	iShares MSCI Emerging Markets ETF	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ADR	American Depositary Receipt	HIBOR	Hong Kong Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
ATM	At-the-money	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor's Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TAIBOR	Taipei Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	NIBOR	Norwegian Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	THOR	Thai Overnight Baht Repurchase Rate
CLO	Collateralized Loan Obligation	oz.	Ounce	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate